                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

         Pre-Effective Amendment No. ______                                  [ ]

         Post-Effective Amendment No. 5 (File No.333-139760)                 [x]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    Amendment No. 66 (File No. 811-07195)                    [X]

                        (Check appropriate box or boxes)

                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                       RiverSource Life Insurance Company
                               (Name of Depositor)

        829 Ameriprise Financial Center, Minneapolis, MN         55474
       (Address of Depositor's Principal Executive Offices)   (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-2237

    Dixie Carroll, 50605 Ameriprise Financial Center, Minneapolis, MN 55474

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485

[X]  on May 1, 2009 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

PROSPECTUS


MAY 1, 2009


RIVERSOURCE(R)

SIGNATURE SELECT VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

            829 Ameriprise Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 333-3437
            (Corporate Office)
            RIVERSOURCE VARIABLE ANNUITY ACCOUNT/RIVERSOURCE MVA ACCOUNT

This prospectus contains information that you should know before investing. Prospectuses are also available for:

AIM Variable Insurance Funds, Series II Shares
AllianceBernstein Variable Products Series Fund, Inc. (Class B)
American Century(R) Variable Portfolios, Inc., Class II
Columbia Funds Variable Insurance Trust
Credit Suisse Trust
Dreyfus Investment Portfolios, Service Share Class
Dreyfus Variable Investment Fund, Service Share Class
Eaton Vance Variable Trust (VT)
Fidelity(R) Variable Insurance Products Service Class 2
Franklin(R) Templeton(R) Variable Insurance Products
  Trust (FTVIPT) - Class 2
Goldman Sachs Variable Insurance Trust (VIT)
Janus Aspen Series: Service Shares
Legg Mason Variable Portfolios I, Inc.
MFS(R) Variable Insurance Trust(SM) - Service Class
Oppenheimer Variable Account Funds, Service Shares
PIMCO Variable Investment Trust (VIT)
Putnam Variable Trust - Class IB Shares

RiverSource Variable Series Trust (RVST)

The Universal Institutional Funds, Inc., Class II Shares
Van Kampen Life Investment Trust Class II Shares
Wanger Advisors Trust


Some funds may not be available in your contract. Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

The contract and/or certain optional benefits described in this prospectus may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


--------------------------------------------------------------------------------
                 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  1

RiverSource Life offers other variable annuity contracts in addition to the contract described in this prospectus. Each annuity has different features and optional benefits that may be appropriate for you based on your individual financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and withdrawing money from the contract we describe in this prospectus may be more or less than the fees and charges of other variable annuities we issue. A securities broker dealer authorized to sell the contract described in this prospectus (selling firm) may not offer all the variable annuities we issue. In addition, some selling firms may not permit their investment professionals to sell the contract and/or optional benefits described in this prospectus to persons over a certain age (which may be lower than age limits we set), or may otherwise restrict the sale of the optional benefits described in this prospectus by their investment professionals. You should ask your investment professional about his or her selling firm's ability to offer you other variable annuities we issue (which might have lower fees and charges than the contract described in this prospectus), and any limits the selling firm has placed on your investment professional's ability to offer you the contract and/or optional riders described in this prospectus.

TABLE OF CONTENTS



KEY TERMS...................................    3
THE CONTRACT IN BRIEF.......................    5
EXPENSE SUMMARY.............................    7
CONDENSED FINANCIAL INFORMATION.............   13
FINANCIAL STATEMENTS........................   13
THE VARIABLE ACCOUNT AND THE FUNDS..........   13
GUARANTEE PERIOD ACCOUNTS (GPAS)............   25
THE FIXED ACCOUNT...........................   26
BUYING YOUR CONTRACT........................   28
CHARGES.....................................   30
VALUING YOUR INVESTMENT.....................   37
MAKING THE MOST OF YOUR CONTRACT............   38
WITHDRAWALS.................................   47
TSA -- SPECIAL PROVISIONS...................   47
CHANGING OWNERSHIP..........................   48
BENEFITS IN CASE OF DEATH...................   48
OPTIONAL BENEFITS...........................   52
THE ANNUITY PAYOUT PERIOD...................   68
TAXES.......................................   70
VOTING RIGHTS...............................   74
SUBSTITUTION OF INVESTMENTS.................   74
ABOUT THE SERVICE PROVIDERS.................   75
ADDITIONAL INFORMATION......................   76
APPENDICES TABLE OF CONTENTS AND
  CROSS-REFERENCE TABLE.....................   78
APPENDIX A: EXAMPLE --
  MARKET VALUE ADJUSTMENT (MVA).............   79
APPENDIX B: EXAMPLE -- WITHDRAWAL CHARGES...   81
APPENDIX C: EXAMPLE -- DEATH BENEFITS.......   86
APPENDIX D: EXAMPLE --
  ACCUMULATION PROTECTOR BENEFIT RIDER......   89
APPENDIX E: EXAMPLE -- SECURESOURCE RIDERS..   90
APPENDIX F: SECURESOURCE RIDERS --
  ADDITIONAL RMD DISCLOSURE.................   94
APPENDIX G: EXAMPLE --
  BENEFIT PROTECTOR DEATH BENEFIT RIDER.....   95
APPENDIX H: EXAMPLE --
  BENEFIT PROTECTOR PLUS DEATH BENEFIT
  RIDER.....................................   97
APPENDIX I: ASSET ALLOCATION PROGRAM FOR
  CONTRACTS PURCHASED BEFORE MAY 1, 2006....   99
APPENDIX J: GUARANTOR WITHDRAWAL
  BENEFIT FOR LIFE RIDER DISCLOSURE.........  100
APPENDIX K: GUARANTOR WITHDRAWAL
  BENEFIT RIDER DISCLOSURE..................  112
APPENDIX L: INCOME ASSURER BENEFIT RIDERS...  120
APPENDIX M: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)...............................  129
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION....................  141






--------------------------------------------------------------------------------
 2  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: Our general account which includes the one-year fixed account and the DCA fixed account. Amounts you allocate to the fixed account earn interest rates we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of the funds.


GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAS): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or withdrawals from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss of principal.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a guarantee period account is withdrawn or transferred more than 30 days before the end of its guarantee period.

OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408A of the Code



- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code



- Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code


--------------------------------------------------------------------------------
                 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  3

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.


--------------------------------------------------------------------------------
 4  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The contract allows you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account, the DCA fixed account and/or subaccounts of the variable account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. You may be able to purchase an optional benefit to reduce the investment risk you assume under the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).

BUYING A CONTRACT: There are many factors to consider carefully before you buy a variable annuity and any optional benefit rider. Variable annuities -- with or without optional benefit riders -- are not right for everyone. MAKE SURE YOU HAVE ALL THE FACTS YOU NEED BEFORE YOU PURCHASE A VARIABLE ANNUITY OR CHOOSE AN OPTIONAL BENEFIT RIDER. Some of the factors you may wish to consider include:


- "Tax-free" exchanges: It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to IRS rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest. (See "Taxes -- 1035 Exchanges").



- Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders. (See "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.



- Taxes: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and non-qualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (See "Taxes").


- Your age: if you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit. Older persons who are considering buying a variable annuity may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.


- How long you intend to keep the contract: The contract has withdrawal charges. Does the contract meet your current and anticipated future need for liquidity? (See "Withdrawals").


- If you can afford the contract: are your annual income and assets adequate to buy the annuity and any optional benefit riders you may choose?


- The fees and expenses you will pay when buying, owning and withdrawing money from this contract. (See "Charges").



- How and when you plan to take money from the contract: under current tax law, withdrawals, including withdrawals made under optional benefit riders, are taxed differently than annuity payouts. In addition, certain withdrawals may be subject to a federal income tax penalty. (See "Withdrawals").


- Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.


- Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, this contract is not suitable for you and you should not buy it. (See "Making the Most of Your Contract -- Transferring Among Accounts").


FREE LOOK PERIOD: You may return your contract to your investment professional or to our home office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)


--------------------------------------------------------------------------------
                 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  5

ACCOUNTS: Generally, you may allocate purchase payments among the:


- subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (See "The Variable Account and the Funds").



- GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (See "Guarantee Period Accounts (GPAs)").



- one-year fixed account, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account. (See "The Fixed
  Account -- One-Year Fixed Account").



- DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (See "The Fixed Account -- DCA Fixed Account").



TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the guarantee period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. Transfers into the DCA fixed account are not permitted. We reserve the right to further limit transfers to the one-year fixed account if the interest rate we are then currently crediting is equal to the minimum interest rate stated in the contract. (See "Making the Most of Your Contract -- Transferring Among Accounts").



WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences. Certain other restrictions may apply. (See "Withdrawals").



OPTIONAL BENEFITS: You can buy additional benefits with your contract. We offer optional death benefits. We also offer optional living benefits, including: a guaranteed contract value on a future date ("Accumulation Protector Benefit Rider") and a guaranteed minimum withdrawal benefit that permits you to withdraw a guaranteed amount from the contract over a period of time, which may include, under limited circumstances, the lifetime of a single person
(SecureSource - Single Life) or the lifetime of you and your spouse (SecureSource - Joint Life) ("SecureSource Riders"). Optional living benefits require the use of a model portfolio which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of withdrawals that can be taken under the optional benefit during a contract year. We previously offered other optional living benefits. (See "Optional Benefits"). Optional benefits vary by state and may have eligibility requirements.



BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount based on the death benefit selected. (See "Benefits in Case of Death").



ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you buy a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs and the DCA fixed account are not available during the payout period. (See "The Annuity Payout Period").



--------------------------------------------------------------------------------
 6  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)


                     YEARS FROM PURCHASE                                              WITHDRAWAL CHARGE
                       PAYMENT RECEIPT                                                   PERCENTAGE
                              1                                                               7%

                              2                                                               7

                              3                                                               6

                              4                                                               6

                              5                                                               5

                              6                                                               4

                              7                                                               2

                              Thereafter                                                      0


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal we impose a withdrawal charge. This charge will vary based on the assumed investment rate
(AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of either 3.5% or 5.0% minus the present value of the remaining variable payouts using the applicable discount rate shown in the table below. (See "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

IF YOUR AIR IS:                          THEN YOUR DISCOUNT RATE PERCENT (%) IS:
3.5%                                                       6.30%
5.0%                                                       7.80%


THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value.)

YOU MUST CHOOSE ONE OF THE FOUR DEATH BENEFIT GUARANTEES. THE DEATH BENEFIT YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEE YOU PAY. THE TABLE BELOW SHOWS THE DEATH BENEFIT GUARANTEES AVAILABLE TO YOU AND THEIR COST. THE VARIABLE ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK FEE.


                                                MORTALITY AND               VARIABLE ACCOUNT              TOTAL VARIABLE
                                              EXPENSE RISK FEE           ADMINISTRATIVE CHARGE           ACCOUNT EXPENSE

ROP Death Benefit                                   1.30%                         0.15%                        1.45%

MAV Death Benefit                                   1.50                          0.15                         1.65

5% Accumulation Death Benefit                       1.65                          0.15                         1.80

Enhanced Death Benefit                              1.70                          0.15                         1.85




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                 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  7

OTHER ANNUAL EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                               $40


(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

OPTIONAL DEATH BENEFITS
If eligible, you may select an optional death benefit in addition to the ROP and MAV Death Benefits. The fees apply only if you select one of these benefits.



BENEFIT PROTECTOR(R) DEATH BENEFIT RIDER FEE                                       0.25%

BENEFIT PROTECTOR(R) PLUS DEATH BENEFIT RIDER FEE                                  0.40%


(As a percentage of the contract value charged annually on the contract anniversary.)

OPTIONAL LIVING BENEFITS -- CURRENTLY OFFERED
If eligible, you may select one of the following optional living benefits if available in your state. Each optional living benefit requires the use of an asset allocation model portfolio. The fees apply only if you elect one of these benefits.




ACCUMULATION PROTECTOR BENEFIT(R) RIDER FEE                         MAXIMUM:     CURRENT:
                                                                    1.75%        0.80%(1)



(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)


(1) For contracts purchased prior to Jan. 26, 2009, the current charge is 0.55%.



FOR CONTRACTS PURCHASED ON OR AFTER JAN. 26, 2009





SECURESOURCE(R) - SINGLE LIFE RIDER FEE                             MAXIMUM:     CURRENT:
                                                                    2.00%        1.10%

SECURESOURCE(R) - JOINT LIFE RIDER FEE                              MAXIMUM:     CURRENT:
                                                                    2.50%        1.40%




(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)





FOR CONTRACTS PURCHASED ON OR AFTER JUNE 1, 2008, BUT PRIOR TO JAN. 26, 2009





SECURESOURCE(R) - SINGLE LIFE RIDER FEE                             MAXIMUM:     CURRENT:
                                                                    1.50%        0.75%

SECURESOURCE(R) - JOINT LIFE RIDER FEE                              MAXIMUM:     CURRENT:
                                                                    1.75%        0.95%




(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)



FOR CONTRACTS PURCHASED PRIOR TO JUNE 1, 2008





SECURESOURCE(R) - SINGLE LIFE RIDER FEE                             MAXIMUM:     CURRENT:
                                                                    1.50%        0.65%

SECURESOURCE(R) - JOINT LIFE RIDER FEE                              MAXIMUM:     CURRENT:
                                                                    1.75%        0.85%




(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)





OPTIONAL LIVING BENEFITS -- PREVIOUSLY OFFERED
The following optional living benefits, except as noted, are no longer available for purchase. The fees apply only if you elected one of these benefits when you purchased your contract. Each optional living benefit requires the use of an asset allocation model portfolio.




GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER FEE                 MAXIMUM: 1.50%     CURRENT: 0.65%



(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)




GUARANTOR(R) WITHDRAWAL BENEFIT RIDER FEE                          MAXIMUM: 1.50%     CURRENT: 0.55%



(As a percentage of contract value charged annually on the contract anniversary.)




INCOME ASSURER BENEFIT(R) - MAV RIDER FEE                          MAXIMUM: 1.50%     CURRENT: 0.30%(1)

INCOME ASSURER BENEFIT(R) - 5% ACCUMULATION BENEFIT BASE RIDER     MAXIMUM: 1.75%     CURRENT: 0.60%(1)
FEE

INCOME ASSURER BENEFIT(R) - GREATER OF MAV OR 5% ACCUMULATION      MAXIMUM: 2.00%     CURRENT: 0.65%(1)
BENEFIT BASE RIDER FEE



(As a percentage of the guaranteed income benefit base charged annually on the contract anniversary.)




(1) For applications signed prior to Oct. 7, 2004, the following current annual rider charges apply: Income Assurer Benefit - MAV -- 0.55%, Income Assurer Benefit - 5% Accumulation Benefit Base -- 0.70%; and Income Assurer
    Benefit - Greater of MAV or 5% Accumulation Benefit Base -- 0.75%.



--------------------------------------------------------------------------------
 8  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2008, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)(1)



                                                                        MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense reimbursements           0.55%                4.35%



(1) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.








--------------------------------------------------------------------------------
                 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  9

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)










--------------------------------------------------------------------------------
 10  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

AIM V.I. Basic Value Fund, Series II Shares                      0.68%      0.25%    0.35%           --%          1.28%

AIM V.I. Capital Appreciation Fund, Series II Shares             0.61       0.25     0.30          0.01           1.17


AIM V.I. Capital Development Fund, Series II Shares              0.75       0.25     0.36          0.01           1.37(1)


AIM V.I. Global Health Care Fund, Series II Shares               0.75       0.25     0.38          0.01           1.39(1)


AIM V.I. International Growth Fund, Series II Shares             0.71       0.25     0.35          0.02           1.33(1)


AIM V.I. Mid Cap Core Equity Fund, Series II Shares              0.72       0.25     0.32          0.03           1.32


AllianceBernstein VPS Balanced Wealth Strategy Portfolio         0.55       0.25     0.22            --           1.02(2)
(Class B)


AllianceBernstein VPS Global Technology Portfolio (Class B)      0.75       0.25     0.18            --           1.18


AllianceBernstein VPS Growth and Income Portfolio (Class B)      0.55       0.25     0.07            --           0.87


AllianceBernstein VPS International Value Portfolio (Class       0.74       0.25     0.07            --           1.06
B)


American Century VP Inflation Protection, Class II               0.48       0.25     0.01            --           0.74


American Century VP International, Class II                      1.24       0.25     0.01            --           1.50


American Century VP Mid Cap Value, Class II                      0.90       0.25     0.01            --           1.16


American Century VP Ultra(R), Class II                           0.90       0.25     0.01            --           1.16


American Century VP Value, Class II                              0.84       0.25     0.01            --           1.10


Columbia High Yield Fund, Variable Series, Class B               0.78       0.25     0.11            --           1.14


Columbia Marsico Growth Fund, Variable Series, Class A           0.92         --     0.04            --           0.96


Columbia Marsico International Opportunities Fund, Variable      1.02       0.25     0.12            --           1.39
Series, Class B


Columbia Small Cap Value Fund, Variable Series, Class B          0.80       0.25     0.09            --           1.14(3)


Credit Suisse Trust - Commodity Return Strategy Portfolio        0.50       0.25     0.31            --           1.06(4)


Dreyfus Investment Portfolios MidCap Stock Portfolio,            0.75       0.25     0.06            --           1.06
Service Shares


Dreyfus Investment Portfolios Technology Growth Portfolio,       0.75       0.25     0.10          0.01           1.11
Service Shares


Dreyfus Variable Investment Fund Appreciation Portfolio,         0.75       0.25     0.06            --           1.06
Service Shares


Dreyfus Variable Investment Fund International Equity            0.75       0.25     0.35            --           1.35
Portfolio, Service Shares


Dreyfus Variable Investment Fund International Value             1.00       0.25     0.23            --           1.48
Portfolio, Service Shares


Eaton Vance VT Floating-Rate Income Fund                         0.58       0.25     0.37            --           1.20


Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2          0.56       0.25     0.10            --           0.91


Fidelity(R) VIP Growth Portfolio Service Class 2                 0.56       0.25     0.12            --           0.93


Fidelity(R) VIP Investment Grade Bond Portfolio Service          0.32       0.25     0.10            --           0.67
Class 2


Fidelity(R) VIP Mid Cap Portfolio Service Class 2                0.56       0.25     0.12            --           0.93


Fidelity(R) VIP Overseas Portfolio Service Class 2               0.71       0.25     0.16            --           1.12


FTVIPT Franklin Income Securities Fund - Class 2                 0.45       0.25     0.02            --           0.72


FTVIPT Franklin Rising Dividends Securities Fund - Class 2       0.60       0.25     0.02          0.01           0.88(5)


FTVIPT Franklin Small-Mid Cap Growth Securities                  0.50       0.25     0.28          0.02           1.05(5)
Fund - Class 2


FTVIPT Mutual Shares Securities Fund - Class 2                   0.60       0.25     0.13            --           0.98


FTVIPT Templeton Global Bond Securities Fund - Class 2           0.47       0.25     0.11            --           0.83
(previously FTVIPT Templeton Global Income Securities
Fund - Class 2)


FTVIPT Templeton Growth Securities Fund - Class 2                0.74       0.25     0.04            --           1.03


Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares      0.80         --     0.04            --           0.84


Goldman Sachs VIT Structured U.S. Equity                         0.65         --     0.07            --           0.72(6)
Fund - Institutional Shares


Janus Aspen Series Janus Portfolio: Service Shares               0.64       0.25     0.02          0.01           0.92
(previously Janus Aspen Series Large Cap Growth Portfolio:
Service Shares)


Legg Mason Partners Variable Small Cap Growth Portfolio,         0.75         --     0.19            --           0.94
Class I


MFS(R) Investors Growth Stock Series - Service Class             0.75       0.25     0.10            --           1.10


MFS(R) New Discovery Series - Service Class                      0.90       0.25     0.11            --           1.26

MFS(R) Total Return Series - Service Class                       0.74       0.25     0.07            --           1.06


MFS(R) Utilities Series - Service Class                          0.72       0.25     0.09            --           1.06


Oppenheimer Capital Appreciation Fund/VA, Service Shares         0.65       0.25     0.01            --           0.91


Oppenheimer Global Securities Fund/VA, Service Shares            0.63       0.25     0.02            --           0.90


Oppenheimer Main Street Small Cap Fund/VA, Service Shares        0.70       0.25     0.04            --           0.99


Oppenheimer Strategic Bond Fund/VA, Service Shares               0.55       0.25     0.04          0.01           0.85(7)


PIMCO VIT All Asset Portfolio, Advisor Share Class               0.43       0.25       --          0.76           1.44(8)

Putnam VT Global Health Care Fund - Class IB Shares              0.70       0.25     0.16          0.01           1.12
(previously Putnam VT Health Sciences Fund - Class IB
Shares)


Putnam VT International Equity Fund - Class IB Shares            0.75       0.25     0.12          0.01           1.13


Putnam VT Small Cap Value Fund - Class IB Shares                 0.80       0.25     0.12          0.08           1.25


Putnam VT Vista Fund - Class IB Shares                           0.65       0.25     0.15          0.01           1.06


RVST RiverSource Partners Variable Portfolio - Fundamental       0.77       0.13     0.16            --           1.06(9)
Value Fund


RVST RiverSource Partners Variable Portfolio - Select Value      0.89       0.13     3.33            --           4.35(9)
Fund


RVST RiverSource Partners Variable Portfolio - Small Cap         0.95       0.13     0.19          0.05           1.32(9)
Value Fund


RVST RiverSource Variable Portfolio - Cash Management Fund       0.32       0.13     0.17            --           0.62


RVST RiverSource Variable Portfolio - Diversified Bond Fund      0.44       0.13     0.15            --           0.72


RVST RiverSource Variable Portfolio - Diversified Equity         0.59       0.13     0.14            --           0.86
Income Fund


RVST RiverSource Variable Portfolio - Dynamic Equity Fund        0.44       0.13     0.15          0.02           0.74
(previously RVST RiverSource Variable Portfolio - Large Cap
Equity Fund)


RVST RiverSource Variable Portfolio - Global Inflation           0.44       0.13     0.17            --           0.74(9)
Protected Securities Fund


RVST RiverSource Variable Portfolio - High Yield Bond Fund       0.59       0.13     0.17            --           0.89


RVST RiverSource Variable Portfolio - Income Opportunities       0.61       0.13     0.18            --           0.92
Fund


RVST RiverSource Variable Portfolio - Mid Cap Growth Fund        0.58       0.13     0.17            --           0.88(9)


RVST RiverSource Variable Portfolio - Mid Cap Value Fund         0.73       0.13     0.18            --           1.04


RVST RiverSource Variable Portfolio - S&P 500 Index Fund         0.22       0.13     0.19          0.01           0.55(9)


RVST RiverSource Variable Portfolio - Short Duration U.S.        0.48       0.13     0.18            --           0.79
Government Fund


RVST Seligman Variable Portfolio - Growth Fund                   0.45       0.13     0.17          0.04           0.79
(previously RVST RiverSource Variable Portfolio - Growth
Fund)


RVST Seligman Variable Portfolio - Larger-Cap Value Fund         0.48       0.13     0.67            --           1.28(9)
(previously RVST RiverSource Variable Portfolio - Large Cap
Value Fund)


RVST Threadneedle Variable Portfolio - Emerging Markets          1.15       0.13     0.33            --           1.61
Fund


RVST Threadneedle Variable Portfolio - International             0.82       0.13     0.20            --           1.15
Opportunity Fund


Van Kampen Life Investment Trust Comstock Portfolio, Class       0.56       0.25     0.04            --           0.85
II Shares


Van Kampen UIF Global Real Estate Portfolio, Class II            0.85       0.35     0.37            --           1.57(10)
Shares


Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares         0.75       0.35     0.31            --           1.41(10)


Van Kampen UIF U.S. Real Estate Portfolio, Class II Shares       0.77       0.35     0.30            --           1.42(10)


Wanger International                                             0.84         --     0.18            --           1.02


Wanger USA                                                       0.85         --     0.11            --           0.96







   * The Funds provided the information on their expenses and we have not independently verified the information.


  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) to 1.45% of average daily net assets. In addition, the Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco AIM receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. After fee waivers and expense reimbursements net expenses would be 1.36% for AIM V.I. Capital Development Fund, Series II Shares, 1.38% for AIM V.I. Global Health Care Fund, Series II Shares and 1.32% for AIM V.I. International Growth Fund, Series II Shares.


 (2) The Advisor has voluntarily agreed to waive expenses. After fee waivers and expense reimbursements, net expenses would be 1.00%. This arrangement may be modified or terminated by the Advisor at any time.


 (3) The Distributor and/or Columbia have voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 1.10% of the Fund's average daily net assets. If the waiver were reflected in the table, the total annual fund operating expenses would be 1.10%. Columbia or the Distributor, at their discretion, may modify or terminate these arrangements at any time.


 (4) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements, net expenses would be 0.95%.


 (5) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.87% for FTVIPT Franklin Rising Dividends Securities Fund - Class 2 and 1.03% for FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2.


 (6) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval. After expense reductions, net expenses would be 0.71%.


 (7) The other expenses in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2008, the transfer agent fees did not exceed this expense limitation. In addition, for Oppenheimer Strategic Bond Fund/VA, Service Shares, the Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund LLC and Oppenheimer Master Event-Linked Bond Fund, LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82%.


 (8) PIMCO has contractually agreed through Dec. 31, 2009, to reduce its advisory fee to the extent that the acquired fund fees and expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.42%.


 (9) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:
     0.99% for RVST RiverSource Partners Variable Portfolio - Fundamental Value Fund, 1.14% for RVST RiverSource Partners Variable Portfolio - Select Value Fund, 1.20% for RVST RiverSource Partners Variable Portfolio - Small Cap Value Fund, 0.74% for RVST RiverSource Variable Portfolio - Global Inflation Protected Securities Fund, 1.00% for RVST RiverSource Variable Portfolio - Mid Cap Growth Fund, 0.53% for RVST RiverSource Variable Portfolio - S&P 500 Index Fund and 1.04% for RVST Seligman Variable Portfolio - Larger-Cap Value Fund.


(10) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursements, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares, 1.15% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares and 1.32% for Van Kampen UIF U.S. Real Estate Portfolio, Class II Shares. The Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.






--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  11

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


CURRENTLY OFFERED


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds offered on or after May 1, 2007. They assume that you select the MAV Death Benefit, the SecureSource - Joint Life rider and the Benefit Protector Plus Death Benefit(2). Although your actual costs may be higher or lower, based on the assumptions your costs would be:




                                                              IF YOU DO NOT WITHDRAW YOUR CONTRACT
                  IF YOU WITHDRAW YOUR CONTRACT              OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                AT THE END OF THE APPLICABLE TIME               AT THE END OF THE APPLICABLE TIME
                             PERIOD:                                         PERIOD:
            1 YEAR    3 YEARS    5 YEARS    10 YEARS        1 YEAR    3 YEARS    5 YEARS    10 YEARS

            $1,615     $3,232     $4,709     $7,615          $915      $2,632     $4,209     $7,615




PREVIOUSLY OFFERED


MAXIMUM EXPENSES. This example assumes the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds offered on or after May 1, 2007. It assumes that you select the MAV Death Benefit, SecureSource - Joint Life rider and the Benefit Protector Plus Death Benefit(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                                                              IF YOU DO NOT WITHDRAW YOUR CONTRACT
                  IF YOU WITHDRAW YOUR CONTRACT              OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                AT THE END OF THE APPLICABLE TIME               AT THE END OF THE APPLICABLE TIME
                             PERIOD:                                         PERIOD:
            1 YEAR    3 YEARS    5 YEARS    10 YEARS        1 YEAR    3 YEARS    5 YEARS    10 YEARS

            $1,538     $3,029     $4,415     $7,212          $838      $2,429     $3,915     $7,212




PREVIOUSLY OFFERED


MAXIMUM EXPENSES. This example assumes the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds for contracts we offered prior to May 1, 2007. It assumes that you select the MAV Death Benefit, Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base and the Benefit Protector Plus Death Benefit(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                                                              IF YOU DO NOT WITHDRAW YOUR CONTRACT
                  IF YOU WITHDRAW YOUR CONTRACT              OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                AT THE END OF THE APPLICABLE TIME               AT THE END OF THE APPLICABLE TIME
                             PERIOD:                                         PERIOD:
            1 YEAR    3 YEARS    5 YEARS    10 YEARS        1 YEAR    3 YEARS    5 YEARS    10 YEARS

            $1,568     $3,164     $4,706     $8,090          $868      $2,564     $4,206     $8,090



ALL CONTRACTS
MINIMUM EXPENSES. This example assumes the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. It assumes that you select the ROP Death Benefit and you do not select any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                              IF YOU DO NOT WITHDRAW YOUR CONTRACT
                  IF YOU WITHDRAW YOUR CONTRACT              OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                AT THE END OF THE APPLICABLE TIME               AT THE END OF THE APPLICABLE TIME
                             PERIOD:                                         PERIOD:
            1 YEAR    3 YEARS    5 YEARS    10 YEARS        1 YEAR    3 YEARS    5 YEARS    10 YEARS

             $907      $1,240     $1,599     $2,369          $207       $640      $1,099     $2,369




(1) In these examples, the $40 contract administrative charge is estimated as a .023% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

(2) Because this example is intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.


--------------------------------------------------------------------------------
 12  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

You can find financial information for the subaccounts representing the lowest and highest total annual variable account expense combinations in Appendix M.

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statements date.


THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT. The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a

--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS 13 redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds and Disciplined Asset Allocation Portfolio funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2008.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").


  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and withdrawing from the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.


- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating investment professionals who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.


--------------------------------------------------------------------------------
 14  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  15

UNLESS AN ASSET ALLOCATION PROGRAM WE OFFER IS IN EFFECT, YOU MAY ALLOCATE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:




----------------------------------------------------------------------------------------------------------------
                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO     INVESTMENT OBJECTIVE AND
INVESTING IN          MAY 1, 2007  MAY 1, 2007  POLICIES                         INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value       N            Y       Seeks long-term growth of        Invesco Aim Advisors, Inc.
Fund, Series II                                 capital.                         adviser, advisory entities
Shares                                                                           affiliated with Invesco Aim
                                                                                 Advisors, Inc., subadvisers.

                                                                                 On or about Aug. 1, 2009, the
                                                                                 business of Invesco Aim
                                                                                 Advisors, Inc. and Invesco
                                                                                 Global Asset Management, Inc.
                                                                                 will be combined into Invesco
                                                                                 Institutional, which will be
                                                                                 renamed Invesco Advisers, Inc.
                                                                                 and will serve as the Fund's
                                                                                 investment adviser.
----------------------------------------------------------------------------------------------------------------

AIM V.I. Capital           Y            Y       Seeks growth of capital.         Invesco Aim Advisors, Inc.
Appreciation Fund,                                                               adviser, advisory entities
Series II Shares                                                                 affiliated with Invesco Aim
                                                                                 Advisors, Inc., subadvisers.

                                                                                 On or about Aug. 1, 2009, the
                                                                                 business of Invesco Aim
                                                                                 Advisors, Inc. and Invesco
                                                                                 Global Asset Management, Inc.
                                                                                 will be combined into Invesco
                                                                                 Institutional, which will be
                                                                                 renamed Invesco Advisers, Inc.
                                                                                 and will serve as the Fund's
                                                                                 investment adviser.
----------------------------------------------------------------------------------------------------------------

AIM V.I. Capital           Y            Y       Seeks long-term growth of        Invesco Aim Advisors, Inc.
Development Fund,                               capital.                         adviser, advisory entities
Series II Shares                                                                 affiliated with Invesco Aim
                                                                                 Advisors, Inc., subadvisers.

                                                                                 On or about Aug. 1, 2009, the
                                                                                 business of Invesco Aim
                                                                                 Advisors, Inc. and Invesco
                                                                                 Global Asset Management, Inc.
                                                                                 will be combined into Invesco
                                                                                 Institutional, which will be
                                                                                 renamed Invesco Advisers, Inc.
                                                                                 and will serve as the Fund's
                                                                                 investment adviser.
----------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 16  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------------------------------
                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO     INVESTMENT OBJECTIVE AND
INVESTING IN          MAY 1, 2007  MAY 1, 2007  POLICIES                         INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------
AIM V.I. Global            Y            Y       Seeks capital growth.            Invesco Aim Advisors, Inc.
Health Care Fund,                                                                adviser, advisory entities
Series II Shares                                                                 affiliated with Invesco Aim
                                                                                 Advisors, Inc., subadvisers.

                                                                                 On or about Aug. 1, 2009, the
                                                                                 business of Invesco Aim
                                                                                 Advisors, Inc. and Invesco
                                                                                 Global Asset Management, Inc.
                                                                                 will be combined into Invesco
                                                                                 Institutional, which will be
                                                                                 renamed Invesco Advisers, Inc.
                                                                                 and will serve as the Fund's
                                                                                 investment adviser.
----------------------------------------------------------------------------------------------------------------

AIM V.I.                   Y            Y       Seeks long-term growth of        Invesco Aim Advisors, Inc.
International Growth                            capital.                         adviser, advisory entities
Fund, Series II                                                                  affiliated with Invesco Aim
Shares                                                                           Advisors, Inc., subadvisers.

                                                                                 On or about Aug. 1, 2009, the
                                                                                 business of Invesco Aim
                                                                                 Advisors, Inc. and Invesco
                                                                                 Global Asset Management, Inc.
                                                                                 will be combined into Invesco
                                                                                 Institutional, which will be
                                                                                 renamed Invesco Advisers, Inc.
                                                                                 and will serve as the Fund's
                                                                                 investment adviser.
----------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap           Y            N       Seeks long-term growth of        Invesco Aim Advisors, Inc.
Core Equity Fund,                               capital.                         adviser, advisory entities
Series II Shares                                                                 affiliated with Invesco Aim
                                                                                 Advisors, Inc., subadvisers.

                                                                                 On or about Aug. 1, 2009, the
                                                                                 business of Invesco Aim
                                                                                 Advisors, Inc. and Invesco
                                                                                 Global Asset Management, Inc.
                                                                                 will be combined into Invesco
                                                                                 Institutional, which will be
                                                                                 renamed Invesco Advisers, Inc.
                                                                                 and will serve as the Fund's
                                                                                 investment adviser.
----------------------------------------------------------------------------------------------------------------

AllianceBernstein          N            Y       Seeks to maximize total return   AllianceBernstein L.P.
VPS Balanced Wealth                             consistent with
Strategy Portfolio                              AllianceBernstein's
(Class B)                                       determination of reasonable
                                                risk.
----------------------------------------------------------------------------------------------------------------

AllianceBernstein          Y            Y       Seeks long-term growth of        AllianceBernstein L.P.
VPS Global                                      capital.
Technology Portfolio
(Class B)
----------------------------------------------------------------------------------------------------------------

AllianceBernstein          Y            Y       Seeks long-term growth of        AllianceBernstein L.P.
VPS Growth and                                  capital.
Income Portfolio
(Class B)
----------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  17

----------------------------------------------------------------------------------------------------------------
                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO     INVESTMENT OBJECTIVE AND
INVESTING IN          MAY 1, 2007  MAY 1, 2007  POLICIES                         INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------
AllianceBernstein          Y            Y       Seeks long-term growth of        AllianceBernstein L.P.
VPS International                               capital.
Value Portfolio
(Class B)
----------------------------------------------------------------------------------------------------------------

American Century VP        N            Y       The Fund pursues long-term       American Century Investment
Inflation                                       total return using a strategy    Management, Inc.
Protection, Class II                            that seeks to protect against
                                                U.S. inflation.
----------------------------------------------------------------------------------------------------------------

American Century VP        N            Y       Seeks capital growth.            American Century Global
International, Class                                                             Investment Management, Inc.
II
----------------------------------------------------------------------------------------------------------------

American Century VP        Y            Y       Seeks long-term capital growth.  American Century Investment
Mid Cap Value, Class                            Income is a secondary            Management, Inc.
II                                              objective.
----------------------------------------------------------------------------------------------------------------

American Century VP        Y            Y       Seeks long-term capital growth.  American Century Investment
Ultra(R), Class II                                                               Management, Inc.
----------------------------------------------------------------------------------------------------------------

American Century VP        Y            Y       Seeks long-term capital growth.  American Century Investment
Value, Class II                                 Income is a secondary            Management, Inc.
                                                objective.
----------------------------------------------------------------------------------------------------------------

Columbia High Yield        Y            Y       Seeks total return, consisting   Columbia Management Advisors,
Fund, Variable                                  of a high level of income and    LLC, advisor; MacKay Shields
Series, Class B                                 capital appreciation.            LLC, subadviser.
----------------------------------------------------------------------------------------------------------------

Columbia Marsico           Y            Y       Seeks long-term growth of        Columbia Management Advisors,
Growth Fund,                                    capital.                         LLC, adviser; Marsico Capital
Variable Series,                                                                 Management, LLC, sub-adviser.
Class A
----------------------------------------------------------------------------------------------------------------

Columbia Marsico           Y            Y       Seeks long-term growth of        Columbia Management Advisors,
International                                   capital.                         LLC, adviser; Marsico Capital
Opportunities Fund,                                                              Management, LLC, sub-adviser.
Variable Series,
Class B
----------------------------------------------------------------------------------------------------------------

Columbia Small Cap         Y            Y       Seeks long-term capital          Columbia Management Advisors,
Value Fund, Variable                            appreciation.                    LLC
Series, Class B
----------------------------------------------------------------------------------------------------------------

Credit Suisse Trust        Y            Y       Seeks total return.              Credit Suisse Asset Management,
- Commodity Return                                                               LLC
Strategy Portfolio
----------------------------------------------------------------------------------------------------------------

Dreyfus Investment         N            Y       Seeks investment results that    The Dreyfus Corporation
Portfolios MidCap                               are greater than the total
Stock Portfolio,                                return performance of publicly
Service Shares                                  traded common stocks of medium-
                                                size domestic companies in the
                                                aggregate, as represented by
                                                the Standard & Poor's MidCap
                                                400 Index.
----------------------------------------------------------------------------------------------------------------

Dreyfus Investment         N            Y       Seeks capital appreciation.      The Dreyfus Corporation
Portfolios
Technology Growth
Portfolio, Service
Shares
----------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 18  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------------------------------
                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO     INVESTMENT OBJECTIVE AND
INVESTING IN          MAY 1, 2007  MAY 1, 2007  POLICIES                         INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------
Dreyfus Variable           N            Y       Seeks long-term capital growth   The Dreyfus Corporation; Fayez
Investment Fund                                 consistent with the              Sarofim & Co., sub-adviser.
Appreciation                                    preservation of capital. Its
Portfolio, Service                              secondary goal is current
Shares                                          income.
----------------------------------------------------------------------------------------------------------------

Dreyfus Variable           Y            Y       Seeks capital growth.            The Dreyfus Corporation; Newton
Investment Fund                                                                  Capital Management Limited,
International Equity                                                             sub-adviser
Portfolio, Service
Shares
----------------------------------------------------------------------------------------------------------------

Dreyfus Variable           Y            Y       Seeks long-term capital growth.  The Dreyfus Corporation
Investment Fund
International Value
Portfolio, Service
Shares
----------------------------------------------------------------------------------------------------------------

Eaton Vance VT             Y            Y       Seeks high level of current      Eaton Vance Management
Floating-Rate Income                            income.
Fund
----------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP            Y            Y       Seeks long-term capital          Fidelity Management & Research
Contrafund(R)                                   appreciation. Normally invests   Company (FMR), investment
Portfolio Service                               primarily in common stocks.      manager; FMR U.K. and FMR Far
Class 2                                         Invests in securities of         East, sub-advisers.
                                                companies whose value it
                                                believes is not fully
                                                recognized by the public.
                                                Invests in either "growth"
                                                stocks or "value" stocks or
                                                both. The fund invests in
                                                domestic and foreign issuers.
----------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP            N            Y       Seeks to achieve capital         FMR, investment manager; FMR
Growth Portfolio                                appreciation. Normally invests   U.K., FMR Far East, sub-
Service Class 2                                 primarily in common stocks.      advisers.
                                                Invests in companies that it
                                                believes have above-average
                                                growth potential (stocks of
                                                these companies are often
                                                called "growth" stocks). The
                                                Fund invests in domestic and
                                                foreign issuers.
----------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP            Y            Y       Seeks as high level of current   FMR, investment manager; FMR
Investment Grade                                income as is consistent with     U.K., FMR Far East, sub-
Bond Portfolio                                  the preservation of capital.     advisers.
Service Class 2                                 Normally invests at least 80%
                                                of assets in investment-grade
                                                debt securities (those of
                                                medium and high quality) of all
                                                types and repurchase agreements
                                                for those securities.
----------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  19

----------------------------------------------------------------------------------------------------------------
                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO     INVESTMENT OBJECTIVE AND
INVESTING IN          MAY 1, 2007  MAY 1, 2007  POLICIES                         INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid        Y            Y       Seeks long-term growth of        FMR, investment manager; FMR
Cap Portfolio                                   capital. Normally invests        U.K., FMR Far East, sub-
Service Class 2                                 primarily in common stocks.      advisers.
                                                Normally invests at least 80%
                                                of assets in securities of
                                                companies with medium market
                                                capitalizations. May invest in
                                                companies with smaller or
                                                larger market capitalizations.
                                                Invests in domestic and foreign
                                                issuers. The Fund invests in
                                                either "growth" or "value"
                                                common stocks or both.
----------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP            Y            Y       Seeks long-term growth of        FMR, investment manager; FMR
Overseas Portfolio                              capital. Normally invests        U.K., FMR Far East, Fidelity
Service Class 2                                 primarily in common stocks       International Investment
                                                allocating investments across    Advisors (FIIA) and FIIA U.K.,
                                                different countries and          sub-advisers.
                                                regions. Normally invests at
                                                least 80% of assets in non-U.S.
                                                securities.
----------------------------------------------------------------------------------------------------------------

FTVIPT Franklin            Y            Y       Seeks to maximize income while   Franklin Advisers, Inc.
Income Securities                               maintaining prospects for
Fund - Class 2                                  capital appreciation.
----------------------------------------------------------------------------------------------------------------

FTVIPT Franklin            N            Y       Seeks long-term capital          Franklin Advisory Services, LLC
Rising Dividends                                appreciation, with preservation
Securities                                      of capital as an important
Fund - Class 2                                  consideration.
----------------------------------------------------------------------------------------------------------------

FTVIPT Franklin            N            Y       Seeks long-term capital growth.  Franklin Advisers, Inc.
Small-Mid Cap Growth
Securities Fund -
Class 2
----------------------------------------------------------------------------------------------------------------

FTVIPT Mutual Shares       N            Y       Seeks capital appreciation,      Franklin Mutual Advisers, LLC
Securities                                      with income as a secondary
Fund - Class 2                                  goal.
----------------------------------------------------------------------------------------------------------------

FTVIPT Templeton           Y            Y       Seeks high current income        Franklin Advisers, Inc.
Global Bond                                     consistent with preservation of
Securities                                      capital, with capital
Fund - Class 2                                  appreciation as a secondary
(previously FTVIPT                              consideration.
Templeton Global
Income Securities
Fund - Class 2)
----------------------------------------------------------------------------------------------------------------

FTVIPT Templeton           Y            Y       Seeks long-term capital growth.  Templeton Global Advisors
Growth Securities                                                                Limited, adviser; Templeton
Fund - Class 2                                                                   Asset Management Ltd.,
                                                                                 subadviser.
----------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT          Y            Y       Seeks long-term capital          Goldman Sachs Asset Management,
Mid Cap Value Fund -                            appreciation.                    L.P.
Institutional Shares
----------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT          Y            Y       Seeks long-term growth of        Goldman Sachs Asset Management,
Structured U.S.                                 capital and dividend income.     L.P.
Equity
Fund - Institutional
Shares
----------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 20  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------------------------------
                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO     INVESTMENT OBJECTIVE AND
INVESTING IN          MAY 1, 2007  MAY 1, 2007  POLICIES                         INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series         Y            Y       Seeks long-term growth of        Janus Capital Management LLC
Janus Portfolio:                                capital in a manner consistent
Service Shares                                  with the preservation of
(previously Janus                               capital.
Aspen Series Large
Cap Growth
Portfolio: Service
Shares)
----------------------------------------------------------------------------------------------------------------

Legg Mason Partners        Y            Y       Seeks long-term growth of        Legg Mason Partners Fund
Variable Small Cap                              capital.                         Advisor, LLC, adviser;
Growth Portfolio,                                                                ClearBridge Advisors, LLC, sub-
Class I                                                                          adviser.
----------------------------------------------------------------------------------------------------------------

MFS(R) Investors           N            Y       Seeks capital appreciation.      MFS Investment Management(R)
Growth Stock
Series - Service
Class
----------------------------------------------------------------------------------------------------------------

MFS(R) New Discovery       N            Y       Seeks capital appreciation.      MFS Investment Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------------------------------

MFS(R) Total Return        Y            Y       Seeks total return.              MFS Investment Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------------------------------

MFS(R) Utilities           Y            Y       Seeks total return.              MFS Investment Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------------------------------

Oppenheimer Capital        Y            Y       Seeks capital appreciation.      OppenheimerFunds, Inc.
Appreciation
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------------------------------

Oppenheimer Global         Y            Y       Seeks long-term capital          OppenheimerFunds, Inc.
Securities Fund/VA,                             appreciation.
Service Shares
----------------------------------------------------------------------------------------------------------------

Oppenheimer Main           Y            Y       Seeks capital appreciation.      OppenheimerFunds, Inc.
Street Small Cap
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------------------------------

Oppenheimer                Y            Y       Seeks high level of current      OppenheimerFunds, Inc.
Strategic Bond                                  income principally derived from
Fund/VA, Service                                interest on debt securities.
Shares
----------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset        Y            Y       Seeks maximum real return        Pacific Investment Management
Portfolio, Advisor                              consistent with preservation of  Company LLC
Share Class                                     real capital and prudent
                                                investment management period.
----------------------------------------------------------------------------------------------------------------
Putnam VT Global           N            Y       Seeks capital appreciation.      Putnam Investment Management,
Health Care                                                                      LLC
Fund - Class IB
Shares (previously
Putnam VT Health
Sciences
Fund - Class IB
Shares)
----------------------------------------------------------------------------------------------------------------
Putnam VT                  N            Y       Seeks capital appreciation.      Putnam Investment Management,
International Equity                                                             LLC
Fund - Class IB
Shares
----------------------------------------------------------------------------------------------------------------

Putnam VT Small Cap        N            Y       Seeks capital appreciation.      Putnam Investment Management,
Value Fund - Class                                                               LLC
IB Shares
----------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  21

----------------------------------------------------------------------------------------------------------------
                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO     INVESTMENT OBJECTIVE AND
INVESTING IN          MAY 1, 2007  MAY 1, 2007  POLICIES                         INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------
Putnam VT Vista            N            Y       Seeks capital appreciation.      Putnam Investment Management,
Fund - Class IB                                                                  LLC
Shares
----------------------------------------------------------------------------------------------------------------

RVST RiverSource           Y            Y       Seeks long-term capital growth.  RiverSource Investments, LLC,
Partners Variable                                                                adviser; Davis Selected
Portfolio - Fundame-                                                             Advisers, L.P., subadviser.
ntal Value Fund
----------------------------------------------------------------------------------------------------------------

RVST RiverSource           Y            Y       Seeks long-term growth of        RiverSource Investments, LLC,
Partners Variable                               capital.                         adviser; Systematic Financial
Portfolio - Select                                                               Management, L.P. and WEDGE
Value Fund                                                                       Capital Management L.L.P., sub-
                                                                                 advisers.
----------------------------------------------------------------------------------------------------------------

RVST RiverSource           Y            Y       Seeks long-term capital          RiverSource Investments, LLC,
Partners Variable                               appreciation.                    adviser; Barrow, Hanley,
Portfolio - Small                                                                Mewhinney & Strauss, Inc.,
Cap Value Fund                                                                   Denver Investment Advisors LLC,
                                                                                 Donald Smith & Co., Inc., River
                                                                                 Road Asset Management, LLC and
                                                                                 Turner Investment Partners,
                                                                                 Inc., subadvisers.
----------------------------------------------------------------------------------------------------------------

RVST RiverSource           Y            Y       Seeks maximum current income     RiverSource Investments, LLC
Variable Portfolio -                            consistent with liquidity and
Cash Management Fund                            stability of principal.
----------------------------------------------------------------------------------------------------------------

RVST RiverSource           Y            Y       Seeks high level of current      RiverSource Investments, LLC
Variable Portfolio -                            income while attempting to
Diversified Bond                                conserve the value of the
Fund                                            investment for the longest
                                                period of time.
----------------------------------------------------------------------------------------------------------------

RVST RiverSource           Y            Y       Seeks high level of current      RiverSource Investments, LLC
Variable Portfolio -                            income and, as a secondary
Diversified Equity                              goal, steady growth of capital.
Income Fund
----------------------------------------------------------------------------------------------------------------

RVST RiverSource           Y            Y       Seeks capital appreciation.      RiverSource Investments, LLC
Variable Portfolio -
Dynamic Equity Fund
(previously RVST
RiverSource Variable
Portfolio - Large
Cap Equity Fund)
----------------------------------------------------------------------------------------------------------------

RVST RiverSource           Y            Y       Non-diversified fund that seeks  RiverSource Investments, LLC
Variable Portfolio -                            total return that exceeds the
Global Inflation                                rate of inflation over the
Protected Securities                            long-term.
Fund
----------------------------------------------------------------------------------------------------------------

RVST RiverSource           Y            Y       Seeks high current income, with  RiverSource Investments, LLC
Variable Portfolio -                            capital growth as a secondary
High Yield Bond Fund                            objective.
----------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 22  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

----------------------------------------------------------------------------------------------------------------
                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO     INVESTMENT OBJECTIVE AND
INVESTING IN          MAY 1, 2007  MAY 1, 2007  POLICIES                         INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------
RVST RiverSource           Y            Y       Seeks high total return through  RiverSource Investments, LLC
Variable Portfolio -                            current income and capital
Income Opportunities                            appreciation.
Fund
----------------------------------------------------------------------------------------------------------------

RVST RiverSource           N            Y       Seeks growth of capital.         RiverSource Investments, LLC
Variable Portfolio -
Mid Cap Growth Fund
----------------------------------------------------------------------------------------------------------------

RVST RiverSource           Y            Y       Seeks long-term growth of        RiverSource Investments, LLC
Variable Portfolio -                            capital.
Mid Cap Value Fund
----------------------------------------------------------------------------------------------------------------

RVST RiverSource           Y            Y       Seeks long-term capital          RiverSource Investments, LLC
Variable Portfolio -                            appreciation.
S&P 500 Index Fund
----------------------------------------------------------------------------------------------------------------

RVST RiverSource           Y            Y       Seeks high level of current      RiverSource Investments, LLC
Variable Portfolio -                            income and safety of principal
Short Duration U.S.                             consistent with investment in
Government Fund                                 U.S. government and government
                                                agency securities.
----------------------------------------------------------------------------------------------------------------

RVST Seligman              Y            Y       Seeks long-term capital growth.  RiverSource Investments, LLC
Variable Portfolio -
Growth Fund
(previously RVST
RiverSource Variable
Portfolio - Growth
Fund)
----------------------------------------------------------------------------------------------------------------

RVST Seligman              N            Y       Seeks long-term growth of        RiverSource Investments, LLC
Variable Portfolio -                            capital.
Larger-Cap Value
Fund (previously
RVST RiverSource
Variable Portfolio -
Large Cap Value
Fund)
----------------------------------------------------------------------------------------------------------------

RVST Threadneedle          Y            Y       Seeks long-term capital growth.  RiverSource Investments, LLC,
Variable Portfolio -                                                             adviser; Threadneedle
Emerging Markets                                                                 International Limited, an
Fund                                                                             indirect wholly-owned
                                                                                 subsidiary of Ameriprise
                                                                                 Financial, sub-adviser.
----------------------------------------------------------------------------------------------------------------

RVST Threadneedle          Y            Y       Seeks capital appreciation.      RiverSource Investments, LLC,
Variable Portfolio -                                                             adviser; Threadneedle
International                                                                    International Limited, an
Opportunity Fund                                                                 indirect wholly-owned
                                                                                 subsidiary of Ameriprise
                                                                                 Financial, sub-adviser.
----------------------------------------------------------------------------------------------------------------

Van Kampen Life            Y            Y       Seeks capital growth and income  Van Kampen Asset Management
Investment Trust                                through investments in equity
Comstock Portfolio,                             securities, including common
Class II Shares                                 stocks, preferred stocks and
                                                securities convertible into
                                                common and preferred stocks.
----------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  23

----------------------------------------------------------------------------------------------------------------
                      AVAILABLE    AVAILABLE
                      UNDER        UNDER
                      CONTRACTS    CONTRACTS
                      PURCHASED    PURCHASED
                      ON OR AFTER  PRIOR TO     INVESTMENT OBJECTIVE AND
INVESTING IN          MAY 1, 2007  MAY 1, 2007  POLICIES                         INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------
Van Kampen UIF             Y            Y       Seeks current income and         Morgan Stanley Investment
Global Real Estate                              capital appreciation.            Management Inc., doing business
Portfolio, Class II                                                              as Van Kampen, adviser; Morgan
Shares                                                                           Stanley Investment Management
                                                                                 Limited and Morgan Stanley
                                                                                 Investment Management Company,
                                                                                 sub-advisers.
----------------------------------------------------------------------------------------------------------------

Van Kampen UIF Mid         Y            Y       Seeks long-term capital growth.  Morgan Stanley Investment
Cap Growth                                                                       Management Inc., doing business
Portfolio, Class II                                                              as Van Kampen.
Shares
----------------------------------------------------------------------------------------------------------------

Van Kampen UIF U.S.        N            Y       Non-diversified Portfolio that   Morgan Stanley Investment
Real Estate                                     seeks above-average current      Management Inc., doing business
Portfolio, Class II                             income and long-term capital     as Van Kampen.
Shares                                          appreciation by investing
                                                primarily in equity securities
                                                of companies in the U.S. real
                                                estate industry, including real
                                                estate investment trusts.
----------------------------------------------------------------------------------------------------------------

Wanger International       Y            Y       Seeks long-term growth of        Columbia Wanger Asset
                                                capital.                         Management, L.P.
----------------------------------------------------------------------------------------------------------------

Wanger USA                 Y            Y       Seeks long-term capital          Columbia Wanger Asset
                                                appreciation.                    Management, L.P.
----------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
 24  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

THE GUARANTEE PERIOD ACCOUNTS (GPAS)

The GPAs may not be available in some states.

Currently, unless an asset allocation program is in effect, you may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time vary by state. The required minimum investment in each GPA is $1,000. These accounts are not offered after annuity payouts begin.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates). We will determine future rates based on various factors including, but not limited to, the interest rate environment, returns we earn on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.


We hold amounts you allocate to the GPAs in a "nonunitized" separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company's general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations by interest rates. We seek to achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)

We will not apply an MVA to contract value you transfer or withdraw out of the GPAs within 30 days before the end of the guarantee period. During this 30 day window you may choose to start a new guarantee period of the same length, transfer the contract value to a GPA of another length, transfer the contract value to any of the subaccounts or the one-year fixed account, if available or withdraw the contract value (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your guarantee period, our current practice is to automatically transfer the contract value into the shortest GPA term offered in your state.


We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or withdrawals from the GPAs prior to 30 days before the end of the guarantee period (30 day rule). At all other times, and

--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS 25 unless one of the exceptions to the 30 day rule described below applies, we will apply an MVA if you withdraw or transfer contract value from a GPA including withdrawals under a SecureSource rider or the Guarantor Withdrawal Benefit for Life rider or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as "early withdrawals." The application of an MVA may result in either a gain or loss of principal.

The 30-day rule does not apply and no MVA will apply to:

- transfers from a one-year GPA occurring under an automated dollar-cost averaging program or interest sweep strategy;

- automatic rebalancing under any Portfolio Navigator model portfolio we offer which contains one or more GPAs. However, an MVA will apply if you transfer to a new Portfolio Navigator model portfolio;

- amounts applied to an annuity payout plan while a Portfolio Navigator model portfolio containing one or more GPAs is in effect;

- reallocation of your contract value according to an updated Portfolio Navigator model portfolio;

- amounts withdrawn for fees and charges; or

- amounts we pay as death claims.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:


               IF YOUR GPA RATE IS:                                       THE MVA IS:
Less than the new GPA rate + 0.10%                                         Negative

Equal to the new GPA rate + 0.10%                                          Zero

Greater than the new GPA rate + 0.10%                                      Positive


For examples, see Appendix A.

THE FIXED ACCOUNT (APPLIES TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2006 AND IF AVAILABLE IN YOUR STATE)




Amounts allocated to the fixed account become part of our general account. The fixed account includes the one-year fixed account and the DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ONE-YEAR FIXED ACCOUNT
Unless an asset allocation program we offer is in effect, you may allocate purchase payments or transfer contract value to the one-year fixed account. The value of the one-year fixed account increases as we credit interest to the one-year fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit the one-year fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment or you transfer contract value to the one-year fixed account. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. There are restrictions on the amount you can allocate to the one-year fixed account as well as on transfers from this account (see "Making the Most of Your Contract -- Transfer policies").


--------------------------------------------------------------------------------
 26  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

DCA FIXED ACCOUNT
You may allocate purchase payments to the DCA fixed account. You may not transfer contract value to the DCA fixed account.

You may allocate your entire initial purchase payment to the DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the DCA fixed account.


In accordance with your investment instructions, we transfer a pro rata amount from the DCA fixed account to your investment allocations monthly so that, at the end of the DCA fixed account term, the balance of the DCA fixed account is zero. The value of the DCA fixed account increases when we credit interest to the DCA fixed account, and decreases when we make monthly transfers from the DCA fixed account to your investment allocations. We credit interest only on the declining balance of the DCA fixed account; we do not credit interest on amounts that have been transferred from the DCA fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. Generally, we will credit the DCA fixed account with interest at the same annual effective rate we apply to one-year fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the DCA fixed account at promotional rates that are higher than those we credit to the one-year fixed account. We reserve the right to declare different annual effective rates:


- for the DCA fixed account and the one-year fixed account;

- for the DCA fixed accounts with terms of differing length;

- for amounts in the DCA fixed account you instruct us to transfer to the one-year fixed account;

- for amounts in the DCA fixed account you instruct us to transfer to the GPAs;

- for amounts in the DCA fixed account you instruct us to transfer to the subaccounts.

The interest rates in effect for the DCA fixed account when we receive your purchase payment are guaranteed for the length of the term. When you allocate an additional purchase payment to an existing DCA fixed account term, the interest rates applicable to that purchase payment will be the rates in effect for the DCA fixed account of the same term on the date we receive your purchase payment. For DCA fixed accounts with an initial term (or, in the case of an additional purchase payment, a remaining term) of less than twelve months, the net effective interest rates we credit to the DCA fixed account balance will be less than the declared annual effective rates.

Alternatively, you may allocate your initial purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

- the DCA fixed account for a six month term;

- the DCA fixed account for a twelve month term;

- the Portfolio Navigator model portfolio in effect;

- if no Portfolio Navigator model portfolio is in effect, to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs.

If you make a purchase payment while a DCA fixed account term is in progress, you may allocate your purchase payment among the following:

- to the DCA fixed account term(s) then in effect. Amounts you allocate to an existing DCA fixed account term will be transferred out of the DCA fixed account over the remainder of the term. For example, if you allocate a new purchase payment to an existing DCA fixed account term of six months when only two months remains in the six month term, the amount you allocate will be transferred out of the DCA fixed account over the remaining two months of the term;

- to the Portfolio Navigator model portfolio then in effect;

- if no Portfolio Navigator model portfolio is in effect, then to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs.

If no DCA fixed account term is in progress when you make an additional purchase payment, you may allocate it according to the rules above for the allocation of your initial purchase payment.

If you participate in a model portfolio, and you change to a different model portfolio while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account to your newly-elected model portfolio.

If your contract permits, and you discontinue your participation in a model portfolio while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account for the remainder of the term in accordance with your investment instructions to us to the one-year fixed account, the GPAs and the subaccounts, subject to investment minimums

--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS 27 and other restrictions we may impose on investments in the one-year fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

You may discontinue any DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the DCA fixed account whose term you are ending to the asset allocation model portfolio in effect, or if no asset allocation model portfolio is in effect, in accordance with your investment instructions to us to the one-year fixed account, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPAs, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

Dollar-cost averaging from the DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see "Making the Most of your Contract -- Automated Dollar-Cost Averaging."

BUYING YOUR CONTRACT

Your investment professional will help you complete and submit an application and send it along with your initial purchase payment to our corporate office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)

When you apply, you may select (if available in your state):

- GPAs, the one-year fixed account, the DCA fixed account and/or subaccounts in which you want to invest;

- how you want to make purchase payments;

- a beneficiary;

- the optional Portfolio Navigator asset allocation program(1); and

- one of the following Death Benefits:

  - ROP Death Benefit


  - MAV Death Benefit


  - 5% Accumulation Death Benefit(2)

  - Enhanced Death Benefit(2)

In addition, you may also select (if available in your state):

EITHER OF THE FOLLOWING OPTIONAL LIVING BENEFITS (ALL REQUIRE THE USE OF THE PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM):


- Accumulation Protector Benefit rider



- SecureSource rider


EITHER OF THE FOLLOWING OPTIONAL DEATH BENEFITS:


- Benefit Protector Death Benefit rider(3)



- Benefit Protector Plus Death Benefit rider(3)


(1) There is no additional charge for this feature.

(2) The 5% Accumulation Death Benefit and Enhanced Death Benefit are not available with Benefit Protector and Benefit Protector Plus Death Benefit riders.

(3) Not available with the 5% Accumulation Death Benefit or Enhanced Death Benefit.

The contract provides for allocation of purchase payments to the GPAs, the one-year fixed account, the DCA fixed account and/or the subaccounts of the variable account, in even 1% increments subject to the $1,000 minimum required investment for the GPAs. The amount of any purchase payment allocated to the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish an automated dollar-cost averaging arrangement with respect to the purchase payment according to procedures currently in effect. We reserve the right to further limit purchase payment allocations to the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.


If your application is complete, we will process it and apply your purchase payment to the GPAs, the one-year fixed account, DCA fixed account and subaccounts you selected within two business days after we receive it at our corporate office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We


--------------------------------------------------------------------------------
 28 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). You must make an initial purchase payment of $10,000. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE
Annuity payouts begin on the retirement date. When we process your application, we will establish the retirement date to be the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and for qualified annuities the date specified below. Your selected date can align with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

- no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 90th(1) birthday or the tenth contract anniversary, if purchased after age 80(1), or such other date as agreed upon by us.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the retirement date generally must be:

- for IRAs by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).

If you satisfy your required minimum distributions in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 90th(1) birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.

(1) Applies to contracts purchased on or after May 1, 2006, in most states. For all other contracts, the retirement date must be no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. Ask your investment professional which retirement date applies to you.

BENEFICIARY
We will pay to your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is more than one beneficiary, we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

If you select the SecureSource - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

PURCHASE PAYMENTS
Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of your contract.

MINIMUM INITIAL PURCHASE PAYMENT
  $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS
  $50 for SIPs

  $100 for all other payment types


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  29

MAXIMUM TOTAL PURCHASE PAYMENTS*
  $1,000,000


* This limit applies in total to all RiverSource Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code's limits on annual contributions also apply. Additional purchase payments are restricted during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider.



Effective Jan. 26, 2009, no additional purchase payments are allowed for contracts with the Guarantor Withdrawal Benefit rider, Enhanced Guarantor Withdrawal Benefit rider, Guarantor Withdrawal Benefit for Life rider, or SecureSource riders, subject to state restrictions.



For contracts issued in all states except those listed below certain exceptions apply and the following additional purchase payments will be allowed on/after Jan. 26, 2009:



a. Tax Free Exchanges, rollovers, and transfers listed on the annuity application and received within 180 days from the contract issue date.



b. Prior and current tax year contributions up to a cumulative annual maximum of $6,000(1) for any Qualified Accounts. This maximum applies to IRAs, Roth IRAs, and SEP plans



(1) The maximum amount is subject to change in later years and is based on the limit set by the IRS for individual IRAs (including the catch-up provision).



For contracts issued in Florida, New Jersey, and Oregon, additional purchase payments to your variable annuity contract will be limited to $100,000 for the life of your contract. The limit does not apply to Tax Free Exchanges, rollovers, and transfers listed on the annuity application and received within 180 days from the contract issue date.



We reserve the right to change these current rules at any time, subject to state restrictions.


HOW TO MAKE PURCHASE PAYMENTS

 1BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SIP

Contact your investment professional to complete the necessary SIP paperwork.

LIMITATIONS ON USE OF CONTRACT
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

CHARGES

ALL CONTRACTS

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary or, if earlier, when the contract is fully withdrawn. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. Some states also limit any contract charge allocated to the fixed account.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.


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 30  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE
We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. These fees do not apply to the GPAs or the fixed account. We cannot increase these fees.

The mortality and expense risk fee you pay is determined by the death benefit guarantee you select:

                                                                              MORTALITY AND
                                                                            EXPENSE RISK FEE
ROP Death Benefit                                                                 1.30%
MAV Death Benefit                                                                 1.50
5% Accumulation Death Benefit                                                     1.65
Enhanced Death Benefit                                                            1.70


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge will cover sales and distribution expenses.

WITHDRAWAL CHARGE
If you withdraw all or part of your contract value before annuity payouts begin, we may deduct a withdrawal charge. As described below, a withdrawal charge applies to each purchase payment you make. The withdrawal charge lasts for 7 years (see "Expense Summary").


You may withdraw an amount during any contract year without a withdrawal charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the SecureSource rider, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider:




CONTRACTS WITHOUT SECURESOURCE RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER OR GUARANTOR WITHDRAWAL BENEFIT RIDER


The TFA is the greater of:

- 10% of the contract value on the prior contract anniversary(1); or

- current contract earnings.



CONTRACTS WITH SECURESOURCE RIDER OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER


The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary(1);

- current contract earnings; or

- the greater of the Remaining Benefit Payment or the Remaining Annual Lifetime Payment.


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  31

CONTRACTS WITH GUARANTOR WITHDRAWAL BENEFIT RIDER


The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary(1);

- current contract earnings; or

- the Remaining Benefit Payment.

(1) We consider your initial purchase payment to be the prior contract anniversary's contract value during the first contract year.

Amounts withdrawn in excess of the TFA may be subject to a withdrawal charge as described below.

A withdrawal charge will apply if the amount you withdraw includes any of your prior purchase payments that are still within their withdrawal charge schedule. To determine whether your withdrawal includes any of your prior purchase payments that are still within their withdrawal charge schedule, we withdraw amounts from your contract in the following order:

1. We withdraw the TFA first. We do not assess a withdrawal charge on the TFA.

2. We withdraw purchase payments not previously withdrawn, in the order you made them: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn. By applying this "first-in, first-out" rule, we do not assess a withdrawal charge on purchase payments that we received prior to the number of years stated in the withdrawal charge schedule you select when you purchase the contract. We only assess a withdrawal charge on purchase payments that are still within the withdrawal charge schedule you selected.

EXAMPLE: Each time you make a purchase payment under the contract, a withdrawal charge schedule attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to the withdrawal charge schedule shown in your contract. (THE WITHDRAWAL CHARGE PERCENTAGES FOR THE 7-YEAR WITHDRAWAL CHARGE SCHEDULE ARE SHOWN IN A TABLE IN THE "EXPENSE SUMMARY.") For example, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 7%. The withdrawal charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no longer a withdrawal charge as to that payment.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage (see "Expense Summary"), and then adding the total withdrawal charges.


For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. A partial withdrawal that includes contract value taken from the guarantee period accounts may also be subject to a market value adjustment (see "Guarantee Period Accounts -- Market Value Adjustment"). We pay you the amount you request.


Note that the withdrawal charge is assessed against the original amount of your purchase payments that are subject to a withdrawal charge, even if your contract has lost value. This means that purchase payments withdrawn may be greater than the amount of contract value you withdraw.

For an example, see Appendix B.

WAIVER OF WITHDRAWAL CHARGES
We do not assess withdrawal charges for:

- withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;


- if you elected the SecureSource rider or Guarantor Withdrawal Benefit for Life rider, the greater of your contract's Remaining Benefit Payment or Remaining Annual Lifetime Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;



- if you elected the Guarantor Withdrawal Benefit rider, your contract's Remaining Benefit Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;


- required minimum distributions from a qualified annuity provided the amount is no greater than the required amount calculated under your specific contract currently in force; and

- contracts settled using an annuity payout plan (EXCEPTION: As described below, if you select annuity payout Plan E, and choose later to withdraw the value of your remaining annuity payments, we will assess a withdrawal charge.)

- withdrawals made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions);


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 32  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

- amounts we refund to you during the free look period; and

- death benefits.

CONTINGENT EVENTS
- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal under this annuity payout plan we impose a withdrawal charge. This charge will vary based on your contract option and the assumed investment rate (AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of either 3.5% or 5.0% minus the present value of the remaining variable payouts using the applicable discount rate shown in a table in the "Expense Summary." (See "The Annuity Payout Period -- Annuity Payout Plans.")

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

OPTIONAL LIVING BENEFITS -- CURRENTLY OFFERED


ACCUMULATION PROTECTOR BENEFIT RIDER FEE


We charge an annual fee of 0.80%(1) of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional benefit only if you select it. We deduct the fee from the contract value on the contract anniversary. We prorate this fee among the GPAs, the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.



Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the fee will continue to be deducted until the end of the waiting period. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee.



Currently, the Accumulation Protector Benefit rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The Accumulation Protector Benefit rider charge will not exceed a maximum of 1.75%.



We will not change the Accumulation Protector Benefit rider charge after the rider effective date unless:


(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge.

(c) you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up, the elective spousal continuation step up or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On

--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS 33 the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.


(1) For contracts purchased prior to Jan. 26, 2009, the current charge is 0.55%.


SECURESOURCE RIDER FEE
We charge an annual fee based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it as follows:


- SecureSource - Single Life rider, 1.10%(1);



- SecureSource - Joint Life rider, 1.40%(1).


We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the GPAs, the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect a SecureSource rider, you may not cancel it and the fee will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.


Currently the SecureSource rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The SecureSource - Single Life rider charge will not exceed a maximum charge of 2.00%(2). The SecureSource - Joint Life rider charge will not exceed a maximum charge of 2.50%(2).


We will not change the SecureSource rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to exercise the annual elective step up before the end of the waiting period, the SecureSource rider charge will not change until the end of the waiting period. The charge will be based on the charge in effect on the valuation date we received your last written request to exercise the elective annual step up or to elect to change your Portfolio Navigator model portfolio;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.


(1) For contracts purchased on or after June 1, 2008, but prior to Jan. 26, 2009, the current fee is 0.75% for Single Life rider and 0.95% for Joint Life rider. For contracts purchased prior to June 1, 2008, the current fee is 0.65% for Single Life rider and 0.85% for Joint Life rider.




(2) For contracts purchased prior to Jan. 26, 2009, the maximum fee is 1.50% for Single Life rider and 1.75% for Joint Life rider.


OPTIONAL LIVING BENEFITS -- PREVIOUSLY OFFERED


GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER FEE(1)

We charge an annual fee of 0.65% of the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it. We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the GPAs, the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.


Once you elect the Guarantor Withdrawal Benefit for Life rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee from the proceeds payable adjusted for the


--------------------------------------------------------------------------------
 34 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS number of calendar days coverage was in place since we last deducted the fee. If the RBA goes to zero but the contract value has not been depleted, you will continue to be charged.


Currently the Guarantor Withdrawal Benefit for Life rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The Guarantor Withdrawal Benefit for Life rider charge will not exceed a maximum charge of 1.50%.



We will not change the Guarantor Withdrawal Benefit for Life rider charge after the rider effective date unless:



(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to exercise the annual elective step up before the end of the waiting period, the Guarantor Withdrawal Benefit for Life rider charge will not change until the end of the waiting period. The charge will be based on the charge in effect on the valuation date we received your last written request to exercise the elective annual step up or to elect to change your Portfolio Navigator model portfolio;


(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.

(1) See disclosure in Appendix J.


GUARANTOR WITHDRAWAL BENEFIT RIDER FEE(1)

THIS FEE INFORMATION APPLIES TO BOTH RIDER A AND RIDER B (SEE APPENDIX K) UNLESS OTHERWISE NOTED.

We charge an annual fee of 0.55% of contract value for this optional feature only if you select it. We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the GPAs, the one-year fixed account, and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.


Once you elect the Guarantor Withdrawal Benefit rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.



Currently the Guarantor Withdrawal Benefit rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The Guarantor Withdrawal Benefit rider charge will not exceed a maximum charge of 1.50%.



We will not change the Guarantor Withdrawal Benefit rider charge after the rider effective date unless:



(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to step up before the third contract anniversary, the Guarantor Withdrawal Benefit rider charge will not change until the third contract anniversary. The charge will be based on the charge in effect on the valuation date we received your last written request to exercise the elective step up or to elect to change your Portfolio Navigator model portfolio;


(b) you choose the elective spousal continuation step up under Rider A after we have exercised our rights to increase the rider charge;

(c) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your

--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS 35 written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.

(1) See disclosure in Appendix K.


INCOME ASSURER BENEFIT RIDER FEE


We charge an annual fee for this optional feature only if you selected it. We determine the fee by multiplying the guaranteed income benefit base by the charge for the Income Assurer Benefit rider you select. There are three Income Assurer Benefit rider options available under your contract (see "Optional Benefits -- Income Assurer Benefit Riders") and each has a different guaranteed income benefit base calculation. The charge for each Income Assurer Benefit rider is as follows:



                                                              MAXIMUM              CURRENT
Income Assurer Benefit - MAV                                    1.50%                0.30%(1)
Income Assurer Benefit - 5% Accumulation Benefit Base           1.75                 0.60(1)
Income Assurer Benefit - Greater of MAV or 5% Accumulation
Benefit Base                                                    2.00                 0.65(1)




(1) For applications signed prior to Oct. 7, 2004, the following current annual rider charges apply: Income Assurer Benefit - MAV -- 0.55%, Income Assurer Benefit -- 5% Accumulation Benefit Base -- 0.70%; and Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base -- 0.75%.



We deduct the fee from the contract value on your contract anniversary. We prorate this fee among the GPAs, the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee.



Currently the Income Assurer Benefit rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate charge for each model portfolio but not to exceed the maximum charges shown above. We cannot change the Income Assurer Benefit charge after the rider effective date, unless you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the charge and/or charge a separate charge for each model portfolio. If you choose to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge, you will pay the charge that is in effect on the valuation date we receive your written request to change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.





For an example of how each Income Assurer Benefit rider fee is calculated, see Appendix L.



OPTIONAL DEATH BENEFITS -- CURRENTLY OFFERED


BENEFIT PROTECTOR DEATH BENEFIT RIDER FEE

We charge a fee for the optional feature only if you select it. If selected, we deduct 0.25% of your contract value on your contract anniversary. We prorate this fee among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

If the contract is terminated for any reason other than death or when annuity payouts begin, we will deduct the fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. We cannot increase this annual charge after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER FEE
We charge a fee for the optional feature only if you select it. If selected, we deduct 0.40% of your contract value on your contract anniversary. We prorate this fee among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

If the contract is terminated for any reason other than death or when annuity payouts begin, we will deduct the fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee. We cannot increase this annual charge after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


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 36  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPAS
We value the amounts you allocated to the GPAs directly in dollars. The value of a GPA equals:

- the sum of your purchase payments and transfer amounts allocated to the GPAs;

- plus interest credited;

- minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:


  - Accumulation Protector Benefit rider;



  - SecureSource rider;



  - Guarantor Withdrawal Benefit for Life rider;



  - Guarantor Withdrawal Benefit rider;



  - Income Assurer Benefit rider;



  - Benefit Protector rider; or



  - Benefit Protector Plus rider.


THE FIXED ACCOUNT
THE FIXED ACCOUNT INCLUDES THE ONE-YEAR FIXED ACCOUNT AND THE DCA FIXED ACCOUNT.

We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:

- the sum of your purchase payments allocated to the one-year fixed account and the DCA fixed account, and transfer amounts to the one-year fixed account;

- plus interest credited;

- minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:


  - Accumulation Protector Benefit rider;



  - SecureSource rider;



  - Guarantor Withdrawal Benefit for Life rider;



  - Guarantor Withdrawal Benefit rider;



  - Income Assurer Benefit rider;



  - Benefit Protector rider; or



  - Benefit Protector Plus rider.


SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal, transfer amounts out of a subaccount, or we assess a contract administrative charge, a withdrawal charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  37

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- transfers into or out of the subaccounts;

- partial withdrawals;

- withdrawal charges;

and the deduction of a prorated portion of:

- the contract administrative charge; and

- the fee for any of the following optional benefits you have selected:


  - Accumulation Protector Benefit rider;



  - SecureSource rider;



  - Guarantor Withdrawal Benefit for Life rider;



  - Guarantor Withdrawal Benefit rider;



  - Income Assurer Benefit rider;



  - Benefit Protector rider; or



  - Benefit Protector Plus rider.


Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fee and the variable account administrative charge.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year GPA to one or more subaccounts. Only the one-year GPA is available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an interest sweep strategy. Interest sweeps are a monthly transfer of the interest earned from the one-year GPA into the subaccounts of your choice. If you participate in an interest sweep strategy the interest you earn on the one-year GPA will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.


--------------------------------------------------------------------------------
 38  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

HOW DOLLAR-COST AVERAGING WORKS


                                                                                           NUMBER
By investing an equal number                                  AMOUNT     ACCUMULATION     OF UNITS
of dollars each month...                            MONTH    INVESTED     UNIT VALUE     PURCHASED
                                                     Jan       $100           $20           5.00
                                                     Feb        100            18           5.56
you automatically buy                                Mar        100            17           5.88
more units when the                    (ARROW)       Apr        100            15           6.67

per unit market price is low...                      May        100            16           6.25

                                                     Jun        100            18           5.56

                                                     Jul        100            17           5.88

and fewer units                                      Aug        100            19           5.26

when the per unit                      (ARROW)       Sept       100            21           4.76

market price is high.                                Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.

Dollar-cost averaging as described in this section is not available when a Portfolio Navigator model portfolio is in effect. However, subject to certain restrictions, dollar-cost averaging is available for use through the DCA fixed account. See the "DCA Fixed Account" and "Portfolio Navigator Asset Allocation Program" sections in this prospectus for details.

ASSET REBALANCING
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.

Different rules apply to asset rebalancing under a Portfolio Navigator model portfolio (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program" below).

As long as you are not participating in a Portfolio Navigator model portfolio, asset rebalancing is available for use with the DCA fixed account (see "DCA Fixed Account") only if your subaccount allocation for asset rebalancing is exactly the same as your subaccount allocation for transfers from the DCA fixed account. If you change your subaccount allocations under the asset rebalancing program or the DCA fixed account, we will automatically change the subaccount allocations so they match. If you do not wish to have the subaccount allocation be the same for the asset rebalancing program and the DCA fixed account, you must terminate the asset rebalancing program or the DCA fixed account, as you may choose.

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM
The Portfolio Navigator Asset Allocation Program (PN program) described in this section replaces the previously offered asset allocation program described in Appendix I for owners of all contracts purchased on or after May 1, 2006 and for contract owners who choose to move from the previously offered asset allocation program to the PN program or who add the PN program on or after May 1, 2006. The PN program is available for nonqualified annuities and for qualified annuities.

The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in an underlying fund with a particular investment objective, and may include certain GPAs and/or the one-year fixed account (if available under the PN program) that represent various asset classes (allocation options). The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio. You are required to participate in the PN program if your contract purchased on or after May 1, 2006 includes an optional Accumulation Protector

--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  39

Benefit rider, SecureSource rider, Guarantor Withdrawal Benefit for Life rider, Guarantor Withdrawal Benefit rider or Income Assurer Benefit rider. If your contract does not include one of these riders, you also may elect to participate in the PN program. You should review any PN program information, including the terms of the PN program, carefully. Your investment professional can provide you with additional information and can answer questions you may have on the PN program.


SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at or before the time they enroll in the PN program.

Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflict of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.

POTENTIAL CONFLICTS OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.

As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Series Trust funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role, RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may believe that certain RiverSource Variable Series Trust funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.


--------------------------------------------------------------------------------
 40  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from certain GPAs or the one-year fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.

PARTICIPATING IN THE PN PROGRAM. If you choose or are required to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts, any GPAs and/or the one-year fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts, any GPAs and/or the one-year fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

Special rules apply to the GPAs if they are included in a model portfolio. Under these rules:

- no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a new model portfolio);

- no MVA will apply if you reallocate your contract value according to an updated model portfolio; and

- no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio. (See "Guarantee Period
  Accounts -- Market Value Adjustment.")

If you initially allocate qualifying purchase payments to the DCA fixed account, when available (see "DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the DCA fixed account into the model portfolio you have chosen.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value, less amounts allocated to the DCA fixed account, is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value, less amounts allocated to the DCA fixed account, according to the updated model portfolio. If you do not want your contract value, less amounts allocated to the DCA fixed account, to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated

--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS 41 version of your existing model portfolio other than according to the reassessment process described above. If your contract includes an optional Accumulation Protector Benefit rider, SecureSource rider or Guarantor Withdrawal Benefit for Life rider and you make such a change (other than a scheduled periodic reallocation), we may charge you a higher fee for your rider. If your contract includes the SecureSource rider, we reserve the right to limit the number of model portfolio changes if required to comply with the written instructions of a Fund (see "Market Timing"). If your contract includes the SecureSource rider or the Guarantor Withdrawal Benefit for Life rider, we reserve the right to limit the number of model portfolios from which you can select, subject to state restrictions.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of models based on the amount of your initial purchase payment we accept or when you take a withdrawal;

- cancel required participation in the program after 30 days written notice;

- substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and

- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.

The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the contract. In this case, your investment advisory relationship with RiverSource Investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program will continue (e.g., rebalancing instructions provided to insurer).

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.


PN PROGRAM UNDER THE ACCUMULATION PROTECTOR BENEFIT RIDER, SECURESOURCE RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER, GUARANTOR WITHDRAWAL BENEFIT RIDER OR INCOME ASSURER BENEFIT RIDER



If you purchase the optional Accumulation Protector Benefit rider, the optional SecureSource rider, the optional Guarantor Withdrawal Benefit for Life rider, the optional Guarantor Withdrawal Benefit rider or the optional Income Assurer Benefit rider, you are required to participate in the PN program under the terms of each rider.



- ACCUMULATION PROTECTOR BENEFIT RIDER: You cannot terminate the Accumulation Protector Benefit rider. As long as the Accumulation Protector Benefit rider is in effect, your contract value must be invested in one of the model portfolios. For contracts purchased on or after Jan. 26, 2009, you cannot select the Aggressive model portfolio as your model portfolio, or


--------------------------------------------------------------------------------
 42 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS transfer to the Aggressive model portfolio while the rider is in effect. The Accumulation Protector Benefit rider automatically ends at the end of the waiting period as does the requirement that you participate in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.



- SECURESOURCE RIDER OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER: The SecureSource rider and the Guarantor Withdrawal Benefit for Life rider require that your contract value be invested in one of the model portfolios for the life of the rider. Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select. Because you cannot terminate the SecureSource rider or the Guarantor Withdrawal Benefit for Life rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to participate in any of the model portfolios. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE SECURESOURCE RIDER OR THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.



- GUARANTOR WITHDRAWAL BENEFIT RIDER: Because the Guarantor Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Guarantor Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to participate in any of the model portfolios. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GUARANTOR WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.



- INCOME ASSURER BENEFIT RIDER: You can terminate the Income Assurer Benefit rider during a 30-day period after the first rider anniversary and at any time after the expiration of the waiting period. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. As long as the Income Assurer Benefit rider is in effect, your contract value must be invested in one of the model portfolios. THEREFORE, YOU SHOULD NOT SELECT THE INCOME ASSURER BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) DURING THE PERIOD OF TIME THE INCOME ASSURER BENEFIT RIDER IS IN EFFECT.


OPTIONAL PN PROGRAM


If you do not select the optional Accumulation Protector Benefit rider, the optional SecureSource rider, the optional Guarantor Withdrawal Benefit for Life rider, the optional Guarantor Withdrawal Benefit rider or the optional Income Assurer Benefit rider with your contract, you may elect to participate in the PN program.


You may elect the PN program at any time. You may cancel your participation in the PN program at any time by giving us written notice or by any other method authorized by us. Upon cancellation, automated rebalancing associated with the PN program will end. You may ask us in writing to allocate the variable subaccount portion of your contract value according to the percentage that you choose (see "Asset Rebalancing"). You can elect to participate in the PN program again at any time.

You will also cancel the PN program if you initiate transfers other than transfers to one of the current model portfolios or transfers from the DCA fixed account (see "DCA Fixed Account"). Partial withdrawals do not cancel the PN program. Your participation in the PN program will terminate on the date you make a full withdrawal from your contract, on your retirement date or when your contract terminates for any reason.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while a Portfolio Navigator model portfolio is in effect.

You may transfer contract value from any one subaccount or GPAs, the one-year fixed account or the DCA fixed account to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs and the one-year fixed account. You may not transfer contract value to a DCA fixed account.

The date your request to transfer will be processed depends on when we receive it:


- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.



- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.


There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period.


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  43

We may suspend or modify transfer privileges at any time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer. We reserve the right to further limit transfers to the one-year fixed account if the interest rate we are then currently crediting to the one-year fixed account is equal to the minimum interest rate stated in the contract.


- You may transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to an MVA. The amount of contract value transferred to the one-year fixed account cannot result in the value of the one-year fixed account being greater than 30% of the contract value. Transfers out of the one-year fixed account are limited to 30% of one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. We reserve the right to further limit transfers to or from the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Accounts (GPAs) -- Market Value Adjustment (MVA)").

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.

- You may not transfer contract values from the subaccounts, the GPAs, or the one-year fixed account into the DCA fixed account. However, you may transfer contract values from the DCA fixed account to any of the investment options available under your contract, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account and the GPA, as described above. (See "DCA Fixed Account.")

- Once annuity payouts begin, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. When annuity payments begin, you must transfer all contract value out of your GPAs and DCA accounts.

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.


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 44  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER, AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  45

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our corporate office:

RIVERSOURCE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value or entire account balance

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your investment professional can help you set up automated transfers among your subaccounts, the one-year fixed account or GPAs or automated partial withdrawals from the GPAs, one-year fixed account, DCA fixed account or the subaccounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

- Transfers out of the one-year fixed account are limited to 30% of the one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- If a Portfolio Navigator model portfolio is in effect, you are not allowed to set up automated transfers except in connection with a DCA fixed account (see "The Fixed Account -- DCA Fixed Account" and "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program").

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT
Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

 3 BY PHONE

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000


--------------------------------------------------------------------------------
 46  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

WITHDRAWALS


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. If we receive your withdrawal request in good order at our corporate office before the close of business, we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request. If we receive your withdrawal request at our corporate office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay administrative charges, withdrawal charges or any applicable optional rider charges (see "Charges"), IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Annuity Payout Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")



Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced. If you have elected the SecureSource rider, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider and your partial withdrawals in any contract year exceed the permitted withdrawal amount under the terms of the SecureSource rider, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider, your benefits under the rider may be reduced (see "Optional Benefits").


In addition, withdrawals you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see
"Taxes -- Qualified Annuities -- Required Minimum Distributions").

WITHDRAWAL POLICIES
If you have a balance in more than one account and you request a partial withdrawal, we will automatically withdraw from all your subaccounts, GPAs, the DCA fixed account, and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise(1). After executing a partial withdrawal, the value in each subaccount, one-year fixed account or GPA must be either zero or at least $50.

(1) If you elected a SecureSource rider, you do not have the option to request from which account to withdraw.

RECEIVING PAYMENT
By regular or express mail:

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.


Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:


  - the withdrawal amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  47
employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.



In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.


The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;

  - effective Jan. 1, 2009, the distribution is due to plan termination; or

  - effective Jan. 1, 2009, you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes")

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you have an Income Assurer Benefit and/or Benefit Protector Plus, the riders will terminate upon transfer of ownership of the annuity contract. The SecureSource - Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s); no other ownership changes are allowed while this rider is in force. The Accumulation Protector Benefit, the SecureSource - Single Life, the Guarantor Withdrawal Benefit for Life and the Guarantor Withdrawal Benefit riders will continue upon transfer of ownership of the annuity contract. Continuance of the Benefit Protector rider is optional. (See "Optional Benefits.")


BENEFITS IN CASE OF DEATH

There are four death benefit options under your contract. You must select one of the following death benefits:

- ROP Death Benefit;


- MAV Death Benefit;



--------------------------------------------------------------------------------
 48  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

- 5% Accumulation Death Benefit;



- Enhanced Death Benefit



If it is available in your state and if both you and the annuitant are 79 or younger at contract issue, you can elect any one of the above death benefits. If either you or the annuitant are 80 or older at contract issue, the ROP Death Benefit will apply. Once you elect a death benefit, you cannot change it. We show the death benefit that applies in your contract on your contract's data page. The death benefit you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")


Under each option, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you chose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

HERE ARE SOME TERMS THAT ARE USED TO DESCRIBE THE DEATH BENEFITS:


                                                                              PW X DB
ADJUSTED PARTIAL WITHDRAWALS (CALCULATED FOR ROP AND MAV DEATH BENEFITS)  =  ---------
                                                                                 CV



  PW = the amount by which the contract value is reduced as a result of the partial withdrawal.


  DB = the death benefit on the date of (but prior to) the partial withdrawal

  CV = contract value on the date of (but prior to) the partial withdrawal

MAXIMUM ANNIVERSARY VALUE (MAV): is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a) current contract value; or


(b) total purchase payments applied to the contract minus adjusted partial withdrawals.


Thereafter, we increase the MAV by any additional purchase payments and reduce the MAV by adjusted partial withdrawals. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

5% VARIABLE ACCOUNT FLOOR: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we establish the variable account floor as:

- the amounts allocated to the subaccounts and the DCA fixed account at issue increased by 5%;

- plus any subsequent amounts allocated to the subaccounts and the DCA fixed account;

- minus adjusted transfers and partial withdrawals from the subaccounts or the DCA fixed account.


Thereafter, we continue to add subsequent purchase payments allocated to the subaccounts or the DCA fixed account and subtract adjusted transfers and partial withdrawals from the subaccounts or the DCA fixed account. On each contract anniversary after the first, through age 80, we add an amount to the variable account floor equal to 5% of the prior anniversary's variable account floor. We stop adding this amount after you or the annuitant reach age 81.



                                                                                 PWT X VAF
5% VARIABLE ACCOUNT FLOOR ADJUSTED TRANSFERS OR ADJUSTED PARTIAL WITHDRAWALS  =  ---------
                                                                                     SV





PWT   =   the amount by which the contract value in the subaccounts and the DCA fixed account is reduced as a result of the partial withdrawal or transfer from the subaccounts or the DCA fixed account.
VAF   =   variable account floor on the date of (but prior to) the transfer or partial withdrawal.
SV    =   value of the subaccounts and the DCA fixed account on the date of (but prior
          to) the transfer of partial withdrawal.




The amount of purchase payments withdrawn or transferred from any subaccount or fixed account (if applicable) or GPA account is calculated as (a) times (b) where:



(a) is the amount of purchase payments in the account or subaccount on the date of but prior to the current withdrawal or transfer; and



(b) is the ratio of the amount of contract value transferred or withdrawn from the account or subaccount to the value in the account or subaccount on the date of (but prior to) the current withdrawal or transfer.



For contracts issued in New Jersey, the cap on the variable account floor is 200% of the sum of the purchase payments allocated to the subaccounts and the DCA fixed account that have not been withdrawn or transferred out of the subaccounts or the DCA fixed account.


NOTE: The 5% variable account floor is calculated differently and is not the same value as the Income Assurer Benefit 5% variable account floor.


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  49

RETURN OF PURCHASE PAYMENTS (ROP) DEATH BENEFIT


The ROP Death Benefit is the basic death benefit on the contract that will pay your beneficiaries no less than your purchase payments, adjusted for withdrawals. If you or the annuitant die before annuity payouts begin and while this contract is in force, the death benefit will be the greater of these two values, minus any applicable rider charges:


1. contract value; or


2. total purchase payments applied to the contract minus adjusted partial withdrawals.


The ROP Death Benefit will apply unless you select one of the alternative death benefits described immediately below.

IF AVAILABLE IN YOUR STATE AND BOTH YOU AND THE ANNUITANT ARE AGE 79 OR YOUNGER AT CONTRACT ISSUE, YOU MAY SELECT ONE OF THE DEATH BENEFITS DESCRIBED BELOW AT THE TIME YOU PURCHASE YOUR CONTRACT. THE DEATH BENEFITS DO NOT PROVIDE ANY ADDITIONAL BENEFIT BEFORE THE FIRST CONTRACT ANNIVERSARY AND MAY NOT BE APPROPRIATE FOR ISSUE AGES 75 TO 79 BECAUSE THE BENEFIT VALUES MAY BE LIMITED AFTER AGE 81. BE SURE TO DISCUSS WITH YOUR INVESTMENT PROFESSIONAL WHETHER OR NOT THESE DEATH BENEFITS ARE APPROPRIATE FOR YOUR SITUATION.

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT


The MAV Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, the death benefit will be the greatest of these three values, minus any applicable rider charges:


1. contract value;


2. total purchase payments applied to the contract minus adjusted partial withdrawals; or


3. the MAV on the date of death.

5% ACCUMULATION DEATH BENEFIT


The 5% Accumulation Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, the death benefit will be the greatest of these three values, minus any applicable rider charges:


1. contract value;


2. total purchase payments applied to the contract minus adjusted partial withdrawals; or


3. the 5% variable account floor.


ENHANCED DEATH BENEFIT


The Enhanced Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, the death benefit will be the greatest of these four values, minus any applicable rider charges:


1. contract value;


2. total purchase payments applied to the contract minus adjusted partial withdrawals;


3. the MAV on the date of death; or

4. the 5% variable account floor.

For an example of how each death benefit is calculated, see Appendix C.

IF YOU DIE BEFORE YOUR RETIREMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit and Benefit Protector Plus riders, if selected, will terminate. The SecureSource - Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner. The Accumulation Protector Benefit, SecureSource - Single Life, Guarantor Withdrawal Benefit for Life or Guarantor


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 50  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Withdrawal Benefit riders, if selected, will continue. Continuance of the Benefit Protector rider is optional. (See "Optional Benefits.")


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.


Additionally, the optional SecureSource rider, if selected, will terminate.


QUALIFIED ANNUITIES
- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


  Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit and the Benefit Protector Plus riders, if selected, will terminate. The SecureSource - Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner. The Accumulation Protector Benefit, SecureSource - Single Life, Guarantor Withdrawal Benefit for Life or Guarantor Withdrawal Benefit riders, if selected, will continue. Continuance of the Benefit Protector is optional. (See "Optional Benefits.")


- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.


  Additionally, the optional SecureSource rider, if selected, will terminate.


- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  51

OPTIONAL BENEFITS


THE ASSETS HELD IN OUR GENERAL ACCOUNT SUPPORT THE GUARANTEES UNDER YOUR CONTRACT, INCLUDING OPTIONAL DEATH BENEFITS AND OPTIONAL LIVING BENEFITS. TO THE EXTENT THAT WE ARE REQUIRED TO PAY YOU AMOUNTS IN ADDITION TO YOUR CONTRACT VALUE UNDER THESE BENEFITS, SUCH AMOUNTS WILL COME FROM OUR GENERAL ACCOUNT ASSETS. YOU SHOULD BE AWARE THAT OUR GENERAL ACCOUNT IS EXPOSED TO THE RISKS NORMALLY ASSOCIATED WITH A PORTFOLIO OF FIXED-INCOME SECURITIES, INCLUDING INTEREST RATE, OPTION, LIQUIDITY AND CREDIT RISK. THE FINANCIAL STATEMENTS CONTAINED IN THE SAI INCLUDE A FURTHER DISCUSSION OF THE RISKS INHERENT WITHIN THE INVESTMENTS OF THE GENERAL ACCOUNT.



OPTIONAL LIVING BENEFITS -- CURRENTLY OFFERED



ACCUMULATION PROTECTOR BENEFIT RIDER


The Accumulation Protector Benefit rider is an optional benefit that you may select for an additional charge. The Accumulation Protector Benefit rider may provide a guaranteed contract value at the end of the specified waiting period on the benefit date, but not until then, under the following circumstances:



------------------------------------------------------------------------------------------------
                                                  THEN YOUR ACCUMULATION PROTECTOR BENEFIT RIDER
ON THE BENEFIT DATE, IF:                          BENEFIT IS:
------------------------------------------------------------------------------------------------
The Minimum Contract Accumulation Value           The contract value is increased on the benefit
(defined below) as determined under the           date to equal the Minimum Contract
Accumulation Protector Benefit rider is           Accumulation Value as determined under the
greater than your contract value,                 Accumulation Protector Benefit rider on the
                                                  benefit date.
------------------------------------------------------------------------------------------------
The contract value is equal to or greater than    Zero; in this case, the Accumulation Protector
the Minimum Contract Accumulation Value as        Benefit rider ends without value and no
determined under the Accumulation Protector       benefit is payable.
Benefit rider,
------------------------------------------------------------------------------------------------




If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: If you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.



If this rider is available in your state, you may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Protector Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further fees for the rider will be deducted. The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource, Guarantor Withdrawal Benefit for Life or the Guarantor Withdrawal Benefit riders or any Income Assurer Benefit rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date. The Accumulation Protector Benefit rider may not be available in all states.



You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:


- you must participate in the Portfolio Navigator program if you purchase a contract on or after May 1, 2006 with this rider (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). If you selected this rider before May 1, 2006, you must participate in the asset allocation program (see "Appendix I: Asset Allocation Program for Contracts Purchased Before May 1, 2006"), however, you may elect to participate in the Portfolio Navigator program. The Portfolio Navigator program and the asset allocation program limits your choice of subaccounts, one-year fixed account and GPAs (if available) to those that are in the asset allocation model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect this rider;


- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider;



- if you purchase this annuity as a qualified annuity, for example, an IRA, you may need to take partial withdrawals from your contract to satisfy the minimum distribution requirements of the Code (see "Taxes -- Qualified
  Annuities -- Required Minimum Distributions"). Partial withdrawals, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;



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 52  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

- if you think you may withdraw all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the waiting period under the Accumulation Protector Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;



- the 10 year waiting period under the Accumulation Protector Benefit rider will restart if you exercise the Elective Step Up Option (described below) or your surviving spouse exercises the spousal continuation Elective Step Up (described below); and



- the 10 year waiting period under the Accumulation Protector Benefit rider may be restarted if you elect to change model portfolios to one that causes the Accumulation Protector Benefit rider charge to increase (see "Charges").



Be sure to discuss with your investment professional whether a Accumulation Protector Benefit rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION PROTECTOR BENEFIT:
BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL WITHDRAWALS: The adjustment made for each partial withdrawal from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial withdrawal to the contract value on the date of (but immediately prior to) the partial withdrawal; and

(b) is the MCAV on the date of (but immediately prior to) the partial withdrawal.

WAITING PERIOD: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your asset allocation model after we have exercised our rights to increase the rider charge for new contract owners, or if you change your asset allocation model after we have exercised our rights to charge a separate charge for each model.

Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received within the first 180 days that the rider is effective. It is reduced by adjustments for any partial withdrawals made during the waiting period.

AUTOMATIC STEP UP
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION
Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

When you exercise the annual elective step up, we may be charging more for the Accumulation Protector Benefit rider at that time. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step

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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  53
up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.

The elective step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

SPOUSAL CONTINUATION
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER
The rider will terminate under the following conditions:

  The rider will terminate before the benefit date without paying a benefit on the date:

  - you take a full withdrawal; or

  - annuitization begins; or

  - the contract terminates as a result of the death benefit being paid.

  The rider will terminate on the benefit date.

For an example, see Appendix D.


SECURESOURCE RIDERS


There are two optional SecureSource riders available under your contract:



- SecureSource - Single Life; or



- SecureSource - Joint Life.



The information in this section applies to both SecureSource riders, unless otherwise noted.



The SecureSource - Single Life rider covers one person. The SecureSource - Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource - Single Life rider or the SecureSource - Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.



The SecureSource rider is an optional benefit that you may select for an additional annual charge if(1):


- you purchase your contract on or after May 1, 2007; and

- SINGLE LIFE: you and the annuitant are 80 or younger on the date the contract is issued; or

- JOINT LIFE: you and your spouse are 80 or younger on the date the contract is issued.


(1) The SecureSource rider is not available under an inherited qualified annuity.



The SecureSource rider guarantees (unless the rider is terminated. See "Rider Termination" heading below.) that regardless of the investment performance of your contract you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:


- SINGLE LIFE: you have recovered at minimum all of your purchase payments or, if later, until death (see "At Death" heading below) -- even if the contract value is zero.

- JOINT LIFE: you have recovered at minimum all of your purchase payments or, if later, until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below), even if the contract value is zero.

Your contract provides for annuity payouts to begin on the retirement date (see "Buying Your Contract -- The Retirement Date"). Before the retirement date, you have the right to withdraw some or all of your contract value, less applicable administrative, withdrawal and rider charges imposed under the contract at the time of the withdrawal (see "Making the Most of Your Contract -- Withdrawals"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain withdrawal

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 54  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS
amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such withdrawals can be made before the annuity payouts begin.


The SecureSource rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.



Under the terms of the SecureSource rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:


(1) The basic withdrawal benefit gives you the right to take limited withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments (unless the rider is terminated. See "Rider Termination" heading below). Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment
    (GBP)", "Remaining Benefit Payment (RBP)", "Guaranteed Benefit Amount (GBA)" and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited withdrawals until the later of:

- SINGLE LIFE: death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below);

- JOINT LIFE: death of the last surviving covered spouse (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below).

Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)", "Remaining Annual Lifetime Payment (RALP)", "Single Life only:
Covered Person", "Joint Life only: Covered Spouses" and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the:

- SINGLE LIFE: covered person reaches age 65, or the rider effective date if the covered person is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below);

- JOINT LIFE: younger covered spouse reaches age 65, or the rider effective date if the younger covered spouse is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payments (ALP)" headings below).

Provided annuity payouts have not begun, the SecureSource rider guarantees that you may take the following withdrawal amounts each contract year:

- Before the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawal of the sum of both the RALP and the RBP in a contract year.

If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your withdrawals in each contract year do not exceed the annual withdrawal amount allowed under the rider:

- SINGLE LIFE: and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for withdrawal will not decrease;

- JOINT LIFE: the guaranteed amounts available for withdrawal will not decrease.

If you withdraw more than the allowed withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).

Please note that basic withdrawal benefit and lifetime withdrawal benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, withdrawal charges under the terms of the contract may apply (see "Charges -- Withdrawal Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. Market value adjustments, if applicable, will also be made (see "Guarantee

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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  55

Period Accounts (GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Withdrawals").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of the waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether a SecureSource rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

  (a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant except as otherwise provided below (see "At Death" heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:

      (i) There are multiple contract owners -- when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contact); or

      (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

      JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on

      (i) SINGLE LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change; or

      (ii) JOINT LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below).

      Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.


- USE OF PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM REQUIRED: You must elect one of the model portfolios of the Portfolio Navigator. This requirement limits your choice of subaccounts, one-year fixed account and GPAs (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your
  Contract -- Portfolio Navigator Asset Allocation Program.") You may allocate purchase payments to the DCA fixed account, when available, and we will make monthly transfers into the model portfolio you have chosen. You may make two elective model portfolio changes per contract year; we reserve the right to limit elective model portfolio changes if required to comply with the written instructions of a fund (see "Market Timing").


  You can allocate your contract value to any available model portfolio during the following times: (1) prior to your first withdrawal and (2) following a benefit reset as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your model portfolio to any available model portfolio.

  Immediately following a withdrawal your contract value will be reallocated to the target model portfolio as shown in your contract if your current model portfolio is more aggressive than the target model portfolio. This automatic reallocation is

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  not included in the total number of allowed model changes per contract year and will not cause your rider fee to increase. The target model portfolio is currently the Moderate model. We reserve the right to change the target model portfolio to a model portfolio that is more aggressive than the current target model portfolio after 30 days written notice.

  After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your model portfolio to the target model portfolio or any model portfolio that is more conservative than the target model portfolio without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to a model portfolio that is more aggressive than the target model portfolio, your rider benefit will be reset as follows:

  (a) the total GBA will be reset to the lesser of its current value or the contract value; and

  (b) the total RBA will be reset to the lesser of its current value or the contract value; and

  (c) the ALP, if established, will be reset to the lesser of its current value or 6% of the contract value; and

  (d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and

  (e) the RBP will be recalculated as the reset GBP less all prior withdrawals made during the current contract year, but not be less than zero; and

  (f) the RALP will be recalculated as the reset ALP less all prior withdrawals made during the current contract year, but not be less than zero.

  You may request to change your model portfolio by written request on an authorized form or by another method agreed to by us.


- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER YOUR CONTRACT: You may elect only the SecureSource - Single Life rider or the SecureSource - Joint Life rider. If you elect the SecureSource rider, you may not elect the Accumulation Protector Benefit rider.



- NON-CANCELABLE: Once elected, the SecureSource rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below). Dissolution of marriage does not terminate the SecureSource - Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource - Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).


- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal continuation provision of the contract upon the owner's death, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.


  If you select the SecureSource - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.



- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".


- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:


- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Also, withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.



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- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.


- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). Therefore, a SecureSource rider may be of limited value to you.


KEY TERMS AND PROVISIONS OF THE SECURESOURCE RIDER ARE DESCRIBED BELOW:
WITHDRAWAL: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any withdrawal charge and any market value adjustment.


WAITING PERIOD: Any period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. Currently, there is no waiting period. For contracts purchased prior to June 1, 2008, the waiting period is three years.


GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative withdrawals guaranteed by the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the GBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by the rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the RBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment).


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- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up"
  headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  59

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THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner or annuitant. If the owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.


JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application and as shown in the contract for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.


ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):
- SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.

- JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP under the lifetime withdrawal benefit is at any time the amount available for withdrawals in each contract year after the waiting period until the later of:

- SINGLE LIFE: death; or

- JOINT LIFE: death of the last surviving covered spouse; or

- the RBA is reduced to zero.

The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:
- SINGLE LIFE: The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65 -- the ALP is established as 6% of the total RBA.

- JOINT LIFE: The ALP is established as 6% of the total RBA on the earliest of the following dates:

  (a) the rider effective date if the younger covered spouse has already reached age 65.

  (b) the rider anniversary on/following the date the younger covered spouse reaches age 65.

  (c) upon the first death of a covered spouse, then

       (1) the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 65; or


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       (2) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 65;
           or

       (3) the rider anniversary on/following the date the surviving covered spouse reaches age 65.

  (d) Following dissolution of marriage of the covered spouses,

       (1) the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 65; or

       (2) the rider anniversary on/following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 65.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- SINGLE LIFE: At spousal continuation or contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the RALP -- the ALP remains unchanged.

  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.


20% RIDER CREDIT (FOR CONTRACTS PURCHASED ON OR AFTER JUNE 1, 2008)


If you do not make a withdrawal during the first three rider years, then a 20% rider credit may increase your ALP. This credit is 20% of purchase payments received in the first 180 days that the rider is in effect and is used to establish the enhanced lifetime base. The enhanced lifetime base is an amount that may be used to increase the ALP. The 20% rider credit does not increase the basic withdrawal benefit or the contract value. Because step ups and purchase payment credits may increase your ALP, they may reduce or eliminate any benefit of the 20% rider credit.



ENHANCED LIFETIME BASE (FOR CONTRACTS PURCHASED ON OR AFTER JUNE 1, 2008)


The enhanced lifetime base will be established initially on the third rider anniversary. If you do not make a withdrawal during the first three rider years, then the enhanced lifetime base will be the sum of all purchase payments received during the first three rider years and the 20% rider credit. If you make a withdrawal during the first three rider years, then the 20% rider credit does not apply and the enhanced lifetime base will be established as zero and will always be zero.



The maximum enhanced lifetime base at any time is $5,000,000.



If the enhanced lifetime base is greater than zero, then it will:



- increase by the amount of any purchase payments received on or after the third rider anniversary.



- be reduced by any withdrawal in the same proportion as the withdrawal reduces the RBA and, if the withdrawal exceeds the RBP, it will then be set to the lesser of this reduced value and the contract value immediately following the withdrawal.



- be set to the lesser of its current value and the contract value, if you choose an asset allocation model that is more aggressive than the target model while you are in the withdrawal phase.



If any of the following events occur, then the enhanced lifetime base will be established as or reset to zero and will always be zero:



- The total RBA is reduced to zero.



- You selected the Single Life rider, and there is a change in the covered person, including changes due to spousal continuations and ownership changes.



The enhanced lifetime base is an amount that may be used to increase the ALP and cannot be withdrawn or annuitized.



INCREASE IN ALP BECAUSE OF THE ENHANCED LIFETIME BASE (FOR CONTRACTS PURCHASED ON OR AFTER JUNE 1, 2008)


As of the later of the third rider anniversary and the date the initial ALP is established, the ALP will be increased to equal the enhanced lifetime base multiplied by 6%, if this amount is greater than the current ALP. Thereafter, the enhanced lifetime base will always be zero.



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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  61

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ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:
- The RALP is established at the same time as the ALP, and:

  (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to 6% of purchase payments.

  (b) At any other time -- the RALP is established equal to the ALP less all prior withdrawals made in the contract year but not less than zero.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments, multiplied by 6%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- When you make additional purchase payments -- each additional purchase payment increases the RALP by 6% of the purchase payment amount.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make any withdrawal -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and the RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP on the most recent rider anniversary will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix F for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment.

The annual step up may be available as described below, subject to the following rules:

- The annual step up is effective on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

- On any rider anniversary where the RBA or, if established, the ALP would increase and the application of the step up would not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary as long as either the contract value is greater than the total RBA or 6% of the contract value is greater than the ALP, if established, on the step-up date. If you exercise the

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  elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset to the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

- The RALP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  (b) At any other time, the RALP will be reset to the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH:
SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource - Single Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate; if the covered person changes due to spousal continuation the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource - Joint Life rider also continues. When the spouse elects to continue the contract, any remaining

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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  63
waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate. The surviving covered spouse can name a new beneficiary, however, a new covered spouse cannot be added to the rider.

SPOUSAL CONTINUATION STEP UP: At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

RULES FOR WITHDRAWAL PROVISION OF YOUR CONTRACT: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be made from the variable subaccounts, guarantee period accounts (where available), the one-year fixed account (if applicable) and the DCA fixed account in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be made.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:

    (a) receive the remaining schedule of GBPs until the RBA equals zero; or

    (b) SINGLE LIFE: wait until the rider anniversary following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or

    (c) JOINT LIFE: wait until the rider anniversary following the date the younger covered spouse reaches age 65, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

    (a) the remaining schedule of GBPs until the RBA equals zero; or

    (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or

    (c) JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:

    - SINGLE LIFE: covered person;

    - JOINT LIFE: last surviving covered spouse.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

- JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The SecureSource rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract value.


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 64  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH:
SINGLE LIFE: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or
3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.

If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE:

SINGLE LIFE: If the contract changes ownership (see "Changing Ownership"), the GBA, RBA, GBP, RBP values will remain unchanged and the ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.


- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

- If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the

--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS 65 waiting period and prior to any withdrawals, the RALP will be reset to equal the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s). No other ownership changes are allowed as long as the rider is in force.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource(SM) rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION

The SecureSource rider cannot be terminated either by you or us except as follows:


1. SINGLE LIFE: After the death benefit is payable the rider will terminate if:

   (a) any one other than your spouse continues the contract, or

   (b) your spouse does not use the spousal continuation provision of the contract to continue the contract.

2. JOINT LIFE: After the death benefit is payable the rider will terminate if:

   (a) any one other than a covered spouse continues the contract, or

   (b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.

3. Annuity payouts under an annuity payout plan will terminate the rider.

4. Termination of the contract for any reason will terminate the rider.

OPTIONAL LIVING BENEFITS -- PREVIOUSLY OFFERED
If you bought a contract before May 1, 2007 with an optional living benefit, please use the following table to review the disclosure that applies to the optional living benefit rider you purchased. If you are uncertain as to which optional living

--------------------------------------------------------------------------------
 66 RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS benefit rider you purchased, ask your investment professional, or contact us at the telephone number or address shown on the first page of this prospectus.


------------------------------------------------------------------------------------------------------------------------
IF YOU PURCHASED                AND YOU SELECTED ONE OF THE                           DISCLOSURE FOR THIS BENEFIT MAY BE
A CONTRACT(1)...                FOLLOWING OPTIONAL LIVING BENEFITS...                 FOUND IN THE FOLLOWING APPENDIX:
------------------------------------------------------------------------------------------------------------------------
Before April 29, 2005           Guarantor Withdrawal Benefit ("Rider B")              Appendix K
------------------------------------------------------------------------------------------------------------------------
April 29, 2005 - April 30,      Guarantor Withdrawal Benefit ("Rider A")              Appendix K
  2006
------------------------------------------------------------------------------------------------------------------------
May 1, 2006 - April 30, 2007    Guarantor Withdrawal Benefit for Life                 Appendix J
------------------------------------------------------------------------------------------------------------------------
Before May 1, 2007              Income Assurer Benefit                                Appendix L
------------------------------------------------------------------------------------------------------------------------



(1) These dates are approximate and will vary by state; your actual contract and any riders are the controlling documents. If you are uncertain which rider you have, please contact your investment professional or us.

OPTIONAL DEATH BENEFITS -- CURRENTLY OFFERED


BENEFIT PROTECTOR DEATH BENEFIT RIDER (BENEFIT PROTECTOR)


The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary.



If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. You must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. You may not select this rider if you select the Benefit Protector Plus, the 5% Accumulation Death Benefit or Enhanced Death Benefit.



Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any withdrawals including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector is appropriate for your situation.



The Benefit Protector provides that if you or the annuitant die after the first rider anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:


- the applicable death benefit, plus:

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.


EARNINGS AT DEATH: For purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.



TERMINATING THE BENEFIT PROTECTOR


- You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.


IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.


For an example, see Appendix G.


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  67

BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)


The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date. It does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Be sure to discuss with your investment professional whether or not the Benefit Protector Plus is appropriate for your situation.



If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available for transfers, exchanges or rollovers from another annuity or life insurance policy. You may not select this rider if you select the Benefit Protector Rider, 5% Accumulation Death Benefit or the Enhanced Death Benefit.



Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any withdrawals including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector Plus is appropriate for your situation.



The Benefit Protector Plus provides that if you or the annuitant die after the first rider anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:



- the benefits payable under the Benefit Protector described above, plus:


- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:


                             PERCENTAGE IF YOU AND THE ANNUITANT ARE               PERCENTAGE IF YOU OR THE ANNUITANT ARE
RIDER YEAR                   UNDER AGE 70 ON THE RIDER EFFECTIVE DATE              70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                      0%                                                     0%
Three and Four                                  10%                                                  3.75%
Five or more                                    20%                                                   7.5%




Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:


- the applicable death benefit plus:


                  IF YOU AND THE ANNUITANT ARE UNDER                    IF YOU OR THE ANNUITANT ARE AGE 70
RIDER YEAR        AGE 70 ON THE RIDER EFFECTIVE DATE, ADD . . .         OR OLDER ON THE RIDER EFFECTIVE DATE, ADD . . .
One               Zero                                                  Zero
Two               40% x earnings at death (see above)                   15% x earnings at death
Three and Four    40% x (earnings at death + 25% of initial purchase    15% x (earnings at death + 25% of initial purchase
                  payment*)                                             payment*)
Five or more      40% x (earnings at death + 50% of initial purchase    15% x (earnings at death + 50% of initial purchase
                  payment*)                                             payment*)




* Initial purchase payments are payments made within 60 days of rider issue not previously withdrawn.



TERMINATING THE BENEFIT PROTECTOR PLUS

- You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

For an example, see Appendix H.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below, except under annuity payout Plan E.


--------------------------------------------------------------------------------
 68  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate.

For information with respect to transfers between accounts after annuity payouts begin, (see "Making the Most of Your Contract -- Transfer policies").

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose an annuity payout plan by giving us written instructions at least 30 days before contract values are used to purchase the payout plan. Generally, you may select one of the Plans A through E below or another plan agreed to by us. Some of the annuity payout plans may not be available if you have selected the Income Assurer Benefit rider.


- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.


- PLAN B - LIFE ANNUITY WITH FIVE, TEN, 15 OR 20 YEARS CERTAIN: (under the Income Assurer Benefit rider: you may select life annuity with ten or 20 years certain): We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.



- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: (not available under the Income Assurer Benefit rider): We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.


- PLAN D

  - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

  - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH 20 YEARS CERTAIN: We make monthly annuity payouts during the lifetime of the annuitant and joint annuitant. When either the annuitant or joint annuitant dies, we will continue to make monthly payouts during the lifetime of the survivor. If the survivor dies before we have made payouts for 20 years, we continue to make

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    payouts to the named beneficiary for the remainder of the 20-year period which begins when the first annuity payout is made.


- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect (under the Income Assurer Benefit rider, you may elect a payout period of 20 years only). We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. (Exception: If you have an Income Assurer Benefit rider and elect this annuity payout plan based on the Guaranteed Income Benefit Base, a lump sum payout is unavailable.) We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation will vary between 6.30% or 7.80% depending on the applicable contract option and the applicable assumed investment rate. (See
  "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.").



- GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION (AVAILABLE ONLY UNDER CONTRACTS WITH THE SECURESOURCE, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE OR GUARANTOR WITHDRAWAL BENEFIT RIDERS): This fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- SecureSource Riders", "Appendix J: Guarantor Withdrawal Benefit for Life Rider" or "Appendix K: Guarantor Withdrawal Benefit Rider"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay federal income tax until there is a distribution (or deemed distribution) from the contract. Certain exceptions apply. We will send a tax information reporting form for any year in which we made a distribution according to our records.


NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.


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ANNUITY PAYOUTS: Generally, unlike withdrawals, the taxation of annuity payouts are subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")


WITHDRAWALS: Generally, if you withdraw all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.


WITHHOLDING: If you receive taxable income as a result of an annuity payout or withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full withdrawal) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. In addition, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a withdrawal for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies and annuity contracts, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment or annuity contract, (2) the exchange of an endowment contract for an annuity contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract


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exchanged, (3) the exchange of an annuity contract for another annuity contract.
Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.



For exchanges after 2009, a life insurance policy, annuity or endowment contract or a qualified long-term care insurance contract may be exchanged for a qualified long-term care insurance contract.



For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, IRS Revenue Procedure 2008-24 states if withdrawals are taken from either contract within a 12 month period following a partial exchange, the 1035 exchange may be invalidated. In that case, the following will occur 1) the tax-free nature of the partial exchange can be lost,
2) the exchange will be retroactively treated as a taxable withdrawal on the lesser of the earnings in the original contract or the amount exchanged and 3) the entire amount of the exchange will be treated as a purchase into the second contract. (If certain life events occur between the date of the partial exchange and the date of the withdrawal in the first 12 months, the partial exchange could remain valid.) You should consult your tax advisor before taking any withdrawals from either contract.


ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

WITHDRAWALS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.


REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required withdrawals called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion.


The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.


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Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.



In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.


- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.



State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or

- to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is

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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  73

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made against the subaccounts for federal income taxes and there is no withholding. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or


- in our judgment, the funds no longer are suitable (or are not the most suitable) for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.


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ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT
- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.


- The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its investment professional sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.


PAYMENTS WE MAKE TO SELLING FIRMS
- We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 8.0% each time a purchase payment is made. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of trail commissions based on which investment options you select.

- We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

- In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

  - sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

  - marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

  - providing service to contract owners; and

  - funding other events sponsored by a selling firm that may encourage the selling firm's investment professionals to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its investment professionals to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS
We pay the commissions and other compensation described above from our assets. Our assets may include:

- revenues we receive from fees and expenses that you will pay when buying, owning and making a withdrawal from the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The Funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The Funds"); and

- revenues we receive from other contracts we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including withdrawal charges; and

- fees and expenses charged by the underlying subaccount funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.


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POTENTIAL CONFLICTS OF INTEREST
Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their investment professionals to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause selling firms to grant us access to its investment professionals to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO INVESTMENT PROFESSIONALS

- The selling firm pays its investment professionals. The selling firm decides the compensation and benefits it will pay its investment professionals.

- To inform yourself of any potential conflicts of interest, ask the investment professional before you buy, how the selling firm and its investment professionals are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER
RiverSource Life issues the contracts. We are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474 and are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS
RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K of RiverSource Life Insurance Company for the year ended Dec. 31, 2008 that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus. To access this document, see "SEC Filings" under "Investors Relations" on our website at www.ameriprise.com.


RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference

--------------------------------------------------------------------------------
 76  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  77

                                   APPENDICES

                   TABLE OF CONTENTS AND CROSS-REFERENCE TABLE



APPENDIX NAME                               PAGE #    CROSS-REFERENCE                             PAGE #

Appendix A: Example -- Market Value                   Guarantee Period Accounts (GPAs)
Adjustment (MVA)                            p.  79                                                p.  25
Appendix B: Example -- Withdrawal                     Charges -- Withdrawal Charge
Charges                                     p.  81                                                p.  31
Appendix C: Example -- Death Benefits       p.  86    Benefits in Case of Death                   p.  48
Appendix D: Example -- Accumulation                   Optional Benefits -- Accumulation
Protector Benefit Rider                     p.  89    Protector Benefit Rider                     p.  52
Appendix E: Example -- SecureSource                   Optional Benefits -- SecureSource Riders
Riders                                      p.  90                                                p.  54
Appendix F: SecureSource                              Optional Benefits -- SecureSource Riders
Riders -- Additional RMD Disclosure         p.  94                                                p.  54
Appendix G: Example -- Benefit Protector              Optional Benefits -- Benefit Protector
Death Benefit Rider                         p.  95    Death Benefit Rider                         p.  67
Appendix H: Example -- Benefit Protector              Optional Benefits -- Benefit Protector
Plus Death Benefit Rider                    p.  97    Plus Death Benefit Rider                    p.  68
Appendix I: Asset Allocation Program for              N/A
Contracts Purchased Before May 1, 2006      p.  99
Appendix J: Guarantor Withdrawal Benefit              N/A
for Life Rider Disclosure                   p.  100
Appendix K: Guarantor Withdrawal Benefit              N/A
Rider Disclosure                            p.  112
Appendix L: Income Assurer Benefit                    N/A
Riders                                      p.  120
Appendix M: Condensed Financial                       Condensed Financial Information
Information (Unaudited)                     p.  129                                               p.  13



The purpose of these appendices is first to illustrate the operation of various contract features and riders; second, to provide additional disclosure regarding various contract features and riders; and lastly, to provide condensed financial history (unaudited) of the subaccounts.

In order to demonstrate the contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, DCA fixed account, and one-year fixed account and the fees and charges that apply to your contract.

The examples of death benefits and optional riders in appendices C through E and J through L include a partial withdrawal to illustrate the effect of a partial withdrawal on the particular benefit. These examples are intended to show how the optional riders operate, and do not take into account whether the rider is part of a qualified contract. Qualified contracts are subject to required minimum distributions at certain ages which may require you to take partial withdrawals from the contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you are considering the addition of certain death benefits and/or optional riders to a qualified contract, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


--------------------------------------------------------------------------------
 78  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX A: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)

As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as "early withdrawals."

ASSUMPTIONS:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and

- we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and

- after three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your guarantee period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year guarantee period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate and, so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year guarantee period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS
The precise MVA formula we apply is as follows:

                                     1 + I
EARLY WITHDRAWAL AMOUNT X  [(   ---------------   )   (N/12)  - 1]  = MVA
                                  1 + J + .001


       Where i = rate earned in the GPA from which amounts are being transferred or withdrawn.


              j = current rate for a new guarantee period equal to the remaining term in the current guarantee period.


              n = number of months remaining in the current guarantee period
                (rounded up).

EXAMPLES -- MVA
Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA;

- we guarantee an interest rate of 3.0% annually for your ten-year guarantee period; and

- after three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your guarantee period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year guarantee period are earning 3.5%. Using the formula above, we determine the MVA as follows:

                1.030
$1,00-       -----------                      =
  0 X   [(    1 + .035 -   )   (84/12)  - 1]  -$39.84
                + .001


In this example, the MVA is a negative $39.84.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year guarantee period are earning 2.5%. Using the formula above, we determine the MVA as follows:

                1.030
$1,00-       -----------
  0 X   [(    1 + .025 -   )   (84/12)  - 1]  = $27.61
                + .001


In this example, the MVA is a positive $27.61.


Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the guarantee period, your withdrawal charge percentage is 6%. (See "Charges --


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  79

Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.


The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for guarantee period durations equaling the remaining guarantee period of the GPA to which the formula is being applied.



--------------------------------------------------------------------------------
 80  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX B: EXAMPLE -- WITHDRAWAL CHARGES

For purposes of calculating any withdrawal charge, including the examples illustrated below, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling:


   - up to 10% of your prior anniversary's contract value or your contract's remaining benefit payment if you elected the Guarantor Withdrawal Benefit rider and your remaining benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.



   - up to 10% of your prior anniversary's contract value or the greater of your contract's remaining benefit payment or remaining annual lifetime payment if you elected the SecureSource rider or the Guarantor Withdrawal Benefit for Life rider, and the greater of your RALP and your remaining benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.


2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:

       PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA, the one-year fixed account or the DCA fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero.

The examples below show how the withdrawal charge for a full and partial withdrawal is calculated for a contract with a seven-year withdrawal charge schedule. Each example illustrates the amount of the withdrawal charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  81

FULL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:

This is an example of how we calculate the withdrawal charge on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you withdraw the contract for its total value. The withdrawal charge percentage in the fourth year after a purchase payment is 6.0%; and

- You have made no prior withdrawals.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                     Contract value just prior to withdrawal:        60,000.00             40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00
WE CALCULATE THE WITHDRAWAL CHARGE AS FOLLOWS:

--------------------------------------------------------------------------------------------------------

STEP 1.   First, we determine the amount of earnings
          available in the contract at the time of withdrawal
          as:
                Contract value just prior to withdrawal (CV):        60,000.00             40,000.00
           Less purchase payments received and not previously        50,000.00             50,000.00
                                           withdrawn (PPNPW):
                                                                     ---------             ---------
           Earnings in the contract (but not less than zero):        10,000.00                  0.00

STEP 2.   Next, we determine the Total Free Amount (TFA)
          available in the contract as the greatest of the
          following values:
                                    Earnings in the contract:        10,000.00                  0.00
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                                                     ---------             ---------
                                TFA (but not less than zero):        10,000.00              4,200.00
STEP 3.   Next we determine ACV, the amount by which the
          contract value withdrawn exceeds earnings.
                                    Contract value withdrawn:        60,000.00             40,000.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                     ---------             ---------
                                ACV (but not less than zero):        50,000.00             40,000.00
STEP 4.   Next we determine XSF, the amount by which 10% of
          the prior anniversary's contract value exceeds
          earnings.
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                     ---------             ---------
                                XSF (but not less than zero):             0.00              4,200.00
STEP 5.   Now we can determine how much of the PPNPW is being
          withdrawn (PPW) as follows:

          PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW -
          XSF)

                                            XSF from Step 4 =             0.00              4,200.00
                                            ACV from Step 3 =        50,000.00             40,000.00
                                             CV from Step 1 =        60,000.00             40,000.00
                                            TFA from Step 2 =        10,000.00              4,200.00
                                          PPNPW from Step 1 =        50,000.00             50,000.00
                                                                     ---------             ---------
                                                        PPW =        50,000.00             50,000.00


--------------------------------------------------------------------------------
 82  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
STEP 6.   We then calculate the withdrawal charge as a
          percentage of PPW. Note that for a contract with a
          loss, PPW may be greater than the amount you
          request to withdraw:
                                                         PPW:        50,000.00             50,000.00
                                                    less XSF:             0.00              4,200.00
                                                                     ---------             ---------
                amount of PPW subject to a withdrawal charge:        50,000.00             45,800.00
                    multiplied by the withdrawal charge rate:           x 6.0%                x 6.0%
                                                                     ---------             ---------
                                           withdrawal charge:         3,000.00              2,748.00

STEP 7.   The dollar amount you will receive as a result of
          your full withdrawal is determined as:
                                    Contract value withdrawn:        60,000.00             40,000.00
                                           Withdrawal charge:        (3,000.00)            (2,748.00)
             Contract charge (assessed upon full withdrawal):           (40.00)               (40.00)
                                                                     ---------             ---------
                                Net full withdrawal proceeds:        56,960.00             37,212.00




--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  83

PARTIAL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:

This is an example of how we calculate the withdrawal charge on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you request a net partial withdrawal of $15,000.00. The withdrawal charge percentage in the fourth year after a purchase payment is 6.0%; and

- You have made no prior withdrawals.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------

                                                                  CONTRACT WITH GAIN     CONTRACT WITH LOSS
                      Contract value just prior to withdrawal:        60,000.00              40,000.00
                          Contract value on prior anniversary:        58,000.00              42,000.00


We determine the amount of contract value that must be withdrawn in order for the net partial withdrawal proceeds to match the amount requested. We start with an estimate of the amount of contract value to withdraw and calculate the resulting withdrawal charge and net partial withdrawal proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to withdraw that generates the desired net partial withdrawal proceeds.

WE CALCULATE THE WITHDRAWAL CHARGE FOR EACH ESTIMATE AS FOLLOWS:

--------------------------------------------------------------------------------

STEP 1.   First, we determine the amount of earnings available
          in the contract at the time of withdrawal as:
                 Contract value just prior to withdrawal (CV):        60,000.00              40,000.00
            Less purchase payments received and not previously        50,000.00              50,000.00
                                            withdrawn (PPNPW):
                                                                      ---------              ---------

            Earnings in the contract (but not less than zero):        10,000.00                   0.00

STEP 2.   Next, we determine the Total Free Amount (TFA)
          available in the contract as the greatest of the
          following values:
                                     Earnings in the contract:        10,000.00                   0.00
                10% of the prior anniversary's contract value:         5.800.00               4.200.00
                                                                      ---------              ---------
                                 TFA (but not less than zero):        10,000.00               4,200.00

STEP 3.   Next we determine ACV, the amount by which the
          contract value withdrawn exceeds earnings.
                                     Contract value withdrawn:        15,319.15              15,897.93
                                Less earnings in the contract:        10,000.00                   0.00
                                                                      ---------              ---------
                                 ACV (but not less than zero):         5,319.15              15,897.93

STEP 4.   Next we determine XSF, the amount by which 10% of
          the prior anniversary's contract value exceeds
          earnings.
                10% of the prior anniversary's contract value:         5,800.00               4,200.00
                                Less earnings in the contract:        10,000.00                   0.00
                                                                      ---------              ---------
                                 XSF (but not less than zero):             0.00               4,200.00


--------------------------------------------------------------------------------
 84  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

STEP 5. Now we can determine how much of the PPNPW is being withdrawn (PPW) as follows:

          PPW = XSF + (ACV - XSF) / (CV - TFA) * (PPNPW - XSF)

                                             XSF from Step 4 =             0.00               4,200.00
                                             ACV from Step 3 =         5,319.15              15,897.93
                                              CV from Step 1 =        60,000.00              40,000.00
                                             TFA from Step 2 =        10,000.00               4,200.00
                                           PPNPW from Step 1 =        50,000.00              50.000.00
                                                                      ---------              ---------
                                                         PPW =         5,319.15              19,165.51
STEP 6.   We then calculate the withdrawal charge as a
          percentage of PPW.
          Note that for a contract with a loss, PPW may be
          greater than the amount you request to withdraw:
                                                          PPW:         5,319.15              19,165.51
                                                     less XSF:             0.00               4,200.00
                                                                      ---------              ---------
                 amount of PPW subject to a withdrawal charge:         5,319.15              14,965.51
                     multiplied by the withdrawal charge rate:           x 6.0%                 x 6.0%
                                                                      ---------              ---------
                                            withdrawal charge:           319.15                 897.93
STEP 7.   The dollar amount you will receive as a result of
          your partial withdrawal is determined as:
                                     Contract value withdrawn:        15,319.15              15,897.93
                                            WITHDRAWAL CHARGE:          (319.15)               (897.93)
                                                                      ---------              ---------
                              NET PARTIAL WITHDRAWAL PROCEEDS:        15,000.00              15,000.00




--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  85

APPENDIX C: EXAMPLE -- DEATH BENEFITS


EXAMPLE -- ROP DEATH BENEFIT

- You purchase the contract with a payment of $20,000; and

- on the first contract anniversary you make an additional purchase payment of $5,000; and

- During the second contract year the contract value falls to $22,000 and you take a $1,500 (including withdrawal charge) partial withdrawal; and

- During the third contract year the contract value grows to $23,000.

WE CALCULATE THE ROP DEATH BENEFIT AS FOLLOWS:
CONTRACT VALUE AT DEATH:                                                               $23,000.00
                                                                                       ----------
Purchase payments minus adjusted partial withdrawals:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial withdrawals calculated as:
         $1,500 x $25,000

         ----------------  =                                                            -1,704.55
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $23,295.45
                                                                                       ----------



  THE ROP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:
  $23,295.45


EXAMPLE -- MAV DEATH BENEFIT

- You purchase the contract with a payment of $25,000; and

- on the first contract anniversary the contract value grows to $26,000; and

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 (including withdrawal charge) partial withdrawal, leaving a contract value of $20,500.

WE CALCULATE THE MAV DEATH BENEFIT, WHICH IS BASED ON THE GREATER OF THREE VALUES,
AS FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                            $20,500.00
                                                                                       ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL WITHDRAWALS:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial withdrawals, calculated as:
         $1,500 x $25,000

         ----------------  =                                                            -1,704.55
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $23,295.45
                                                                                       ----------
3. THE MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:
         Greatest of your contract anniversary values:                                 $26,000.00
         plus purchase payments made since the prior anniversary:                           +0.00
         minus the death benefit adjusted partial withdrawals, calculated as:
         $1,500 x $26,000

         ----------------  =                                                            -1,772.73
              $22,000
                                                                                       ----------
         for a death benefit of:                                                       $24,227.27
                                                                                       ----------




  THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES, WHICH
  IS THE MAV:                                                         $24,227.27


--------------------------------------------------------------------------------
 86  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- 5% ACCUMULATION DEATH BENEFIT

ASSUMPTIONS:

- You purchase the contract with a payment of $25,000 with $5,000 allocated to the GPA accounts and $20,000 allocated to the subaccounts; and

- on the first contract anniversary, the GPA account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

- During the second contract year the GPA account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including withdrawal charge) partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

THE DEATH BENEFIT, WHICH IS BASED ON THE GREATEST OF THREE VALUES, IS
  CALCULATED AS FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                            $22,800.00
                                                                                       ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL WITHDRAWALS:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial withdrawals, calculated as:
         $1,500 x $25,000

         ----------------  =                                                            -1,543.21
              $24,300
                                                                                       ----------
         for a death benefit of:                                                       $23,456.79
                                                                                       ----------
3. THE 5% VARIABLE ACCOUNT FLOOR:
         The variable account floor on the first contract anniversary, calculated
         as:                                                                           $21,000.00
         1.05 x $20,000 =
         plus amounts allocated to the subaccounts since that anniversary:                  +0.00
         minus the 5% variable account floor adjusted partial withdrawal from the subaccounts, calculated as:
         $1,500 x $21,000

         ----------------  =                                                           -$1,657.89
              $19,000
                                                                                       ----------
         variable account floor benefit:                                               $19,342.11
         plus the GPA account value:                                                    +5,300.00
                                                                                       ----------
         5% variable account floor (value of the GPA account and the variable
         account floor):                                                               $24,642.11
                                                                                       ----------




  THE 5% ACCUMULATION DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES,
  WHICH IS THE 5% VARIABLE ACCOUNT FLOOR:                             $24,642.11


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  87

EXAMPLE -- ENHANCED DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $25,000 with $5,000 allocated to the GPA accounts and $20,000 allocated to the subaccounts; and

- on the first contract anniversary, the GPA account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200; and

- During the second contract year, the GPA account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 (including withdrawal charge) partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

THE DEATH BENEFIT, WHICH IS BASED ON THE GREATEST OF FOUR VALUES, IS CALCULATED AS
FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                            $22,800.00
                                                                                       ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL WITHDRAWALS:
         Total purchase payments:                                                      $25,000.00
         minus adjusted partial withdrawals, calculated as:
         $1,500 x $25,000

         ----------------  =                                                            -1,543.21
              $24,300
                                                                                       ----------
         for a death benefit of:                                                       $23,456.79
                                                                                       ----------
3. THE MAV ON THE ANNIVERSARY IMMEDIATELY PRECEDING THE DATE OF DEATH:
         The MAV on the immediately preceding anniversary:                             $25,000.00
         plus purchase payments made since that anniversary:                                +0.00
         minus adjusted partial withdrawals made since that anniversary, calculated as:
         $1,500 x $25,000

         ----------------  =                                                            -1,543.21
              $24,300
                                                                                       ----------
         for a MAV Death Benefit of:                                                   $23,456.79
                                                                                       ----------
4. THE 5% VARIABLE ACCOUNT FLOOR:
         The variable account floor the first contract anniversary, calculated as:
         1.05 x $20,000                                                                $21,000.00
         plus amounts allocated to the subaccounts since that anniversary:                  +0.00
         minus the 5% variable account floor adjusted partial withdrawal from the subaccounts, calculated as:
         $1,500 x $21,000

         ----------------  =                                                           -$1,657.89
              $19,000
                                                                                       ----------
         variable account floor benefit:                                               $19,342.11
         plus the GPA value:                                                            +5,300.00
                                                                                       ----------
         5% variable account floor (value of the GPAs and the variable account
         floor):                                                                       $24,642.11
                                                                                       ----------




  ENHANCED DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE FOUR VALUES, WHICH
  IS THE 5% VARIABLE ACCOUNT FLOOR:                                   $24,642.11


--------------------------------------------------------------------------------
 88  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX D: EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT(R) RIDER



ASSUMPTIONS:

The following example shows how the Accumulation Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.



The example assumes:



- You purchase the contract (with the Accumulation Benefit rider) with a payment of $100,000. No purchase payment credit applies.



- You make no additional purchase payments.



- You do not exercise the Elective Step-up option.



- The Accumulation Benefit rider fee is 0.80%.



                                 ASSUMED NET     PARTIAL WITHDRAWAL      ADJUSTED                  ACCUMULATION
END OF                             RATE OF          (BEGINNING OF         PARTIAL                     BENEFIT
CONTRACT YEAR                       RETURN              YEAR)           WITHDRAWAL       MCAV         AMOUNT        CONTRACT VALUE
1                                     12%                   0                  0       100,000             0            111,104
2                                     15%                   0                  0       101,398             0            126,747
3                                      3%                   0                  0       103,604             0            129,505
4                                     -8%                   0                  0       103,604             0            118,192
5                                    -15%                   0                  0       103,604             0             99,634
6                                     20%               2,000              2,080       101,525             0            116,224
7                                     15%                   0                  0       106,071             0            132,588
8                                    -10%                   0                  0       106,071             0            118,375
9                                    -20%               5,000              4,480       101,590             0             89,851
10                                   -12%                   0                  0       101,590        23,334             78,256







--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  89

APPENDIX E: EXAMPLE -- SECURESOURCE(R) RIDERS


EXAMPLE #1: SINGLE LIFE BENEFIT: COVERED PERSON HAS NOT REACHED AGE 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 60.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio. The target model portfolio under the contract is the Moderate model portfolio.

                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP
At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A
0.5                 0         5,000           92,000        100,000       95,000      7,000      2,000         N/A         N/A
1                   0             0           90,000         90,000(1)    90,000(1)   6,300      6,300         N/A         N/A
2                   0             0           81,000         90,000       90,000      6,300      6,300         N/A         N/A
5                   0             0           75,000         90,000       90,000      6,300      6,300       5,400(2)    5,400(2)
5.5                 0         5,400           70,000         90,000       84,600      6,300        900       5,400           0
6                   0             0           69,000         90,000       84,600      6,300      6,300       5,400       5,400
6.5                 0         6,300           62,000         90,000       78,300      6,300          0       3,720(3)        0
7                   0             0           64,000         90,000       78,300      6,300      6,300       3,840       3,840
7.5                 0        10,000           51,000         51,000(4)    51,000(4)   3,570          0       3,060(4)        0
8                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation, contract ownership change, or model portfolio changes), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP (if established) is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio.
(2) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 65 as 6% of the RBA.
(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
 90  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #2: SINGLE LIFE BENEFIT: COVERED PERSON HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 65.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider. Your spouse is over age 65 and is the new covered person.

                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP
At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000
1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)
2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)
3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)
3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0
4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900
4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0
5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200
5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0
6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500
6.5                 0             0          110,000        125,000      125,000      8,750      8,750       6,600(5)    6,600(5)
7                   0             0          105,000        125,000      125,000      8,750      8,750       6,600       6,600


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, contract ownership change, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,600 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(5) At spousal continuation, the ALP is reset to the lesser of the prior ALP or 6% of the contract value and the RALP is reset to the ALP.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  91

EXAMPLE #3: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS NOT REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are age 59 and your spouse is age 60.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio. The target model portfolio under the contract is the Moderate model portfolio.

- Your death occurs after 9 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP
At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A
0.5                 0         5,000           92,000        100,000       95,000      7,000      2,000         N/A         N/A
1                   0             0           90,000         90,000(1)    90,000(1)   6,300      6,300         N/A         N/A
2                   0             0           81,000         90,000       90,000      6,300      6,300         N/A         N/A
6                   0             0           75,000         90,000       90,000      6,300      6,300       5,400(2)    5,400(2)
6.5                 0         5,400           70,000         90,000       84,600      6,300        900       5,400           0
7                   0             0           69,000         90,000       84,600      6,300      6,300       5,400       5,400
7.5                 0         6,300           62,000         90,000       78,300      6,300          0       3,720(3)        0
8                   0             0           64,000         90,000       78,300      6,300      6,300       3,840       3,840
8.5                 0        10,000           51,000         51,000(4)    51,000(4)   3,570          0       3,060(4)        0
9                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300
9.5                 0             0           54,000         55,000       55,000      3,850      3,850       3,300       3,300
10                  0             0           52,000         55,000       55,000      3,850      3,850       3,300       3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the younger covered spouse reaches age 65 as 6% of the RBA.
(2) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio.
(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
 92  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #4: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are age 71 and your spouse is age 70.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.

                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
                                             ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
CONTRACT     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
DURATION     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP
At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000
1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)
2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)
3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)
3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0
4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900
4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0
5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200
5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0
6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500
6.5                 0             0          110,000        125,000      125,000      8,750      8,750       7,500       7,500
7                   0             0          105,000        125,000      125,000      8,750      8,750       7,500       7,500


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  93

APPENDIX F: SECURESOURCE(R) RIDERS -- ADDITIONAL RMD DISCLOSURE


This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under a SecureSource rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days' written notice to you.

For owners subject to annual RMD rules under Section 401(a)(9) of the Code, the amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:

(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

    - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.
    - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.
    - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.
    - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the SecureSource rider.

(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,

    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.
    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.
    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.
    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource rider.

(3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

    - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.
    - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

(1) determined by us each calendar year;

(2) based solely on the value of the contract to which the SecureSource rider is attached as of the date we make the determination;

(3) based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

(4) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

      1. an individual retirement annuity (Section 408(b));
      2. a Roth individual retirement account (Section 408A);



      3. a Simplified Employee Pension plan (Section 408(k));


      4. a tax-sheltered annuity rollover (Section 403(b)).




In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your SecureSource rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

Please contact your tax advisor about the impact of those rules prior to purchasing the SecureSource rider.


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

APPENDIX G: EXAMPLE -- BENEFIT PROTECTOR(R) DEATH BENEFIT RIDER


EXAMPLE OF THE BENEFIT PROTECTOR(R)

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and you and the annuitant are under age 70; and

- you select the MAV Death Benefit.

  During the first contract year the contract value grows to $105,000.
  The death benefit under the MAV Death Benefit equals the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector(R) does not provide any additional benefit at this time.
  On the first contract anniversary the contract value grows to
  $110,000. The death benefit equals:
     MAV Death Benefit (contract value):                                  $110,000
     plus the Benefit Protector(R) benefit which equals 40% of
     earnings at death (MAV Death Benefit minus payments not
     previously withdrawn):
     0.40 x ($110,000 - $100,000) =                                         +4,000
                                                                          --------
  Total death benefit of:                                                 $114,000
  On the second contract year the contract value falls to $105,000.
  The death benefit equals:
     MAV Death Benefit (MAV):                                             $110,000
     plus the Benefit Protector(R) benefit (40% of earnings at death):
     0.40 x ($110,000 - $100,000) =                                         +4,000
                                                                          --------
  Total death benefit of:                                                 $114,000
  During the third contract year the contract value remains at
  $105,000 and you request a partial withdrawal of $50,000, including the applicable 6% withdrawal charge. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 6%
  withdrawal charge because your payment is in its third year of the withdrawal charge schedule, so we will withdraw $39,500
  ($37,130 + $2,370 in withdrawal charges) from your contract value.
  Altogether, we will withdraw $50,000 and pay you $47,630. We calculate purchase payments not previously withdrawn as
  $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit equals:
     MAV Death Benefit (MAV adjusted for partial withdrawals):             $57,619
     plus the Benefit Protector(R) benefit (40% of earnings at death):
     0.40 x ($57,619 - $55,000) =                                           +1,048
                                                                          --------
  Total death benefit of:                                                  $58,667
  On the third contract anniversary the contract value falls to
  $40,000. The death benefit  equals the previous death benefit. The reduction in contract value has no effect.
  On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old.
  The death benefit equals:
     MAV Death Benefit (contract value):                                  $200,000
     plus the Benefit Protector(R) benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously
     withdrawn that are one or more years old)                             +55,000
                                                                          --------
  Total death benefit of:                                                 $255,000
  During the tenth contract year you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The death benefit equals:
     MAV Death Benefit (contract value):                                  $250,000
     plus the Benefit Protector(R) benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously
     withdrawn that are one or more years old)                             +55,000
                                                                          --------
  Total death benefit of:                                                 $305,000


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  95

  During the eleventh contract year the contract value remains
  $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector(R) changes. The death benefit equals:
     MAV Death Benefit (contract value):                                  $250,000
     plus the Benefit Protector(R) benefit (40% of earnings at death up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old)
     0.40 x ($250,000 - $105,000) =                                        +58,000
                                                                          --------
  Total death benefit of:                                                 $308,000




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

APPENDIX H: BENEFIT PROTECTOR(R) PLUS DEATH BENEFIT RIDER


EXAMPLE OF THE BENEFIT PROTECTOR(R) PLUS

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and you and the annuitant are under age 70; and

- you select the MAV Death Benefit.

  During the first contract year the contract value grows to $105,000.
  The death benefit equals MAV Death Benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector(R) Plus does not provide any additional benefit at this time.
  On the first contract anniversary the contract value grows to
  $110,000. You have not reached the second contract anniversary so the Benefit Protector(R) Plus does not provide any additional benefit beyond what is provided by the Benefit Protector(R) at this time. The death benefit equals:
     MAV Death Benefit (contract value):                                  $110,000
     plus the Benefit Protector(R) Plus benefit which equals 40% of earnings at death (MAV rider minus payments not previously withdrawn):
     0.40 x ($110,000 - $100,000) =                                         +4,000
                                                                          --------
  Total death benefit of:                                                 $114,000
  On the second contract anniversary the contract value falls to
  $105,000. The death benefit equals:
     MAV Death Benefit (MAV):                                             $110,000
     plus the Benefit Protector(R) Plus benefit which equals 40% of earnings at death:
     0.40 x ($110,000 - $100,000) =                                         +4,000
     plus 10% of purchase payments made within 60 days of contract issue
     and not previously withdrawn: 0.10 x $100,000 =                       +10,000
                                                                          --------
  Total death benefit of:                                                 $124,000
  During the third contract year the contract value remains at
  $105,000 and you request a partial withdrawal of $50,000, including the applicable 7% withdrawal charge. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7%
  withdrawal charge because your payment is within the third year of the withdrawal charge schedule, so we will withdraw $39,500 ($36,735
  + $2,765 in withdrawal charges) from your contract value.
  Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as
  $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit equals:
     MAV Death Benefit (MAV adjusted for partial withdrawals):             $57,619
     plus the Benefit Protector(R) Plus benefit which equals 40% of earnings at death:
     0.40 x ($57,619 - $55,000) =                                           +1,048
     plus 10% of purchase payments made within 60 days of contract issue
     and not previously withdrawn: 0.10 x $55,000 =                         +5,500
                                                                          --------
  Total death benefit of:                                                  $64,167
  On the third contract anniversary the contract value falls $40,000.
  The death benefit equals the previous death benefit calculated. The reduction in contract value has no effect.
  On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the
  Benefit Protector(R) Plus also reaches its maximum of 20%. The death benefit equals:
     MAV Death Benefit (contract value):                                  $200,000
     plus the Benefit Protector(R) Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments
     not previously withdrawn that are one or more years old               +55,000
     plus 20% of purchase payments made within 60 days of contract
     issue and not previously withdrawn: 0.20 x $55,000 =                  +11,000
                                                                          --------
  Total death benefit of:                                                 $266,000


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  97


  During the tenth contract year you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector(R) Plus value. The death benefit equals:
     MAV Death Benefit:                                                   $250,000
     plus the Benefit Protector(R) Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments
     not previously withdrawn that are one or more years old               +55,000
     plus 20% of purchase payments made within 60 days of contract
     issue and not previously withdrawn: 0.20 x $55,000 =                  +11,000
                                                                          --------
  Total death benefit of:                                                 $316,000
  During the eleventh contract year the contract value remains
  $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector(R) Plus remains constant. The death benefit equals:
     MAV Death Benefit (contract value):                                  $250,000
     plus the Benefit Protector(R) Plus benefit which equals 40% of earnings at death (MAV rider minus payments not previously withdrawn):
     0.40 x ($250,000 - $105,000) =                                        +58,000
     plus 20% of purchase payments made within 60 days of contract issue
     and not previously withdrawn: 0.20 x $55,000 =                        +11,000
                                                                          --------
  Total death benefit of:                                                 $319,000




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 98  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX I: ASSET ALLOCATION PROGRAM FOR CONTRACTS PURCHASED BEFORE MAY 1, 2006

ASSET ALLOCATION PROGRAM

For contracts purchased before May 1, 2006, we offered an asset allocation program called Portfolio Navigator. You could elect to participate in the asset allocation program, and there is no additional charge. If you purchased an optional Accumulation Protector Benefit rider, Guarantor Withdrawal Benefit rider or Income Assurer Benefit rider, you are required to participate in the asset allocation program under the terms of the rider.


This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include certain GPAs (if available under the asset allocation program), which represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.

Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. If you choose or are required to participate in the asset allocation program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.

Currently, there are five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts, any GPAs that make up that model portfolio. By participating in the asset allocation program, you authorize us to invest your contract value in the subaccounts, any GPAs according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly beginning three months after the effective date of your contract in order to maintain alignment with the allocation percentages specified in the model portfolio.

Special rules will apply to the GPAs if they are included in a model portfolio. Under these rules:

- no MVA will apply when rebalancing occurs within a specific model portfolio (but an MVA may apply if you elect to transfer to a new model portfolio); and

- no MVA will apply when you elect an annuity payout plan while your contract value is invested in a model portfolio (see "Guarantee Period
  Accounts -- Market Value Adjustment").

Under the asset allocation program, the subaccounts, any GPAs that make up the model portfolio you selected and the allocation percentages to those subaccounts, any GPAs will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.

If permitted under applicable securities law, we reserve the right to:

- reallocate your current model portfolio to an updated version of your current model portfolio; or

- substitute a fund of funds for your current model portfolio.

We also reserve the right to discontinue the asset allocation program. We will give you 30 days' written notice of any such change.

If you elected to participate in the asset allocation program, you may discontinue your participation in the program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the asset allocation program will end. You can elect to participate in the asset allocation program again at any time.


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                RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  99

APPENDIX J: GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER
The Guarantor Withdrawal Benefit for Life(R) rider is an optional benefit that you may select for an additional annual charge if(1):

- you purchase your contract on or after May 1, 2006;

- the rider is available in your state; and

- you and the annuitant are 80 or younger on the date the contract is issued.

(1) The Guarantor Withdrawal Benefit for Life(R) rider is not available under an inherited qualified annuity.

You must elect the Guarantor Withdrawal Benefit for Life(R) rider when you purchase your contract. The rider effective date will be the contract issue date.

The Guarantor Withdrawal Benefit for Life(R) rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see "At Death" heading below) -- even if the contract value is zero.

Your contract provides for annuity payouts to begin on the retirement date (see "Buying Your Contract -- The Retirement Date"). Before the retirement date, you have the right to withdraw some or all of your contract value, less applicable administrative, withdrawal and rider charges imposed under the contract at the time of the withdrawal (see "Making the Most of Your Contract -- Withdrawals"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain withdrawal amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such withdrawals can be made before the annuity payouts begin.

The Guarantor Withdrawal Benefit for Life(R) rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the Guarantor Withdrawal Benefit for Life(R) rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments. Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)," "Remaining Benefit Payment (RBP)," "Guaranteed Benefit Amount (GBA)," and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero. Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment
    (ALP)," "Remaining Annual Lifetime Payment (RALP)," "Covered Person," and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 65, or the rider effective date if the covered person is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below).

Provided annuity payouts have not begun, the Guarantor Withdrawal Benefit for Life(R) rider guarantees that you may take the following partial withdrawal amounts each contract year:

- After the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the GBP;

- During the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;


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 100  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

- During the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year.

If you withdraw less than the allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e., will not decrease).

If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).

Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, withdrawal charges under the terms of the contract may apply (see "Charges -- Withdrawal Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts
(GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Withdrawals").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the third rider anniversary. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether the Guarantor Withdrawal Benefit for Life(R) rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

  (a) Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant (see "At Death" heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:

      (i) There are multiple contract owners -- when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contract); or

      (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This is could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change. Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the Guarantor Withdrawal Benefit for Life(R) rider will terminate.

- USE OF PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM REQUIRED: You must elect one of the model portfolios of the Portfolio Navigator. This requirement limits your choice of subaccounts, one-year fixed account and GPAs (if available) to

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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  101
  those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your
  Contract -- Portfolio Navigator Asset Allocation Program.") You may allocate purchase payments to the DCA fixed account, when available, and we will make monthly transfers into the model portfolio you have chosen. Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make.



- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the Guarantor Withdrawal Benefit for Life rider, you may not elect the Accumulation Protector Benefit rider.



- NON-CANCELABLE: Once elected, the Guarantor Withdrawal Benefit for Life rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.



- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".


- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract (see "Taxes -- Nonqualified Annuities"). Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Partial withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. Additionally, RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

  For owners subject to annual RMD rules under Section 401(a)(9) of the Code, the amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:

  (1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

       - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.

       - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

       - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.


       - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the Guarantor Withdrawal Benefit for Life rider.


  (2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,

       - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.

       - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.


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       - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

       - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the Guarantor Withdrawal Benefit for Life(R) rider.

  (3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

       - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

       - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

  The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

  (1) determined by us each calendar year;

  (2) based solely on the value of the contract to which the Guarantor Withdrawal Benefit for Life(R) rider is attached as of the date we make the determination; and

  (3) is otherwise based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

       1. an individual retirement annuity (Section 408(b));

       2. a Roth individual retirement account (Section 408A);

       3. a Simplified Employee Pension plan (Section 408(k));

       4. a tax-sheltered annuity rollover (Section 403(b)).

  We reserve the right to modify our administrative practice described above and will give you 30 days' written notice of any such change.

  In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit for Life(R) rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

  In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). Therefore, the Guarantor Withdrawal Benefit for Life(R) rider may be of limited value to you.

For an example, see "Examples of Guarantor Withdrawal Benefit for Life(R)" below.

KEY TERMS AND PROVISIONS OF THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER ARE DESCRIBED BELOW:

PARTIAL WITHDRAWALS: A withdrawal of an amount that does not result in a full withdrawal of the contract. The partial withdrawal amount is a gross amount and will include any withdrawal charge and any market value adjustment.


WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative amount available for partial withdrawals over the life of the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.


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- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up"
  headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the RBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase

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payment has its own GBP, which is equal to the lesser of that payment's RBA or
7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount maybe less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any partial withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The covered person is the oldest contract owner or annuitant. The covered person may change during the contract's life if there is a spousal continuation or a change of contract ownership. If the covered person changes, we recompute the benefits guaranteed by the rider, based on the life of the new covered person, which may reduce the amount of the lifetime withdrawal benefit.


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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  105

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ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see "At Death" heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:
- The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65 -- the ALP is established as 6% of the total RBA.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the RALP -- the ALP remains unchanged.

  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the partial withdrawal is made during the waiting period, the excess withdrawal processing are applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:
- The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 65, and:

  (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to 6% of purchase payments.

  (b) At any other time -- the RALP is established equal to the ALP.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments, multiplied by 6%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- When you make additional purchase payments -- each additional purchase payment increases the RALP by 6% of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make any partial withdrawal -- the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and the amount available for future partial withdrawals for the remainder of the

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

  contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA or, if established, the ALP, would increase on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

- If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP and RALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP or RALP do not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but never less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

- The RALP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  (b) At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but never less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT: If a surviving spouse elects to continue the contract, the Guarantor Withdrawal Benefit for Life(R) rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA, and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 65 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.


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- If the ALP has not yet been established but the new covered person is age 65 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will never be less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to equal the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

SPOUSAL CONTINUATION STEP UP: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or the spouse's investment professional must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse's request to step up. If the request is received after the close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.

The spousal continuation step up is subject to the following rules:

- If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero for any reason other than full withdrawal of the contract. In this scenario, you can choose to:

  (a) receive the remaining schedule of GBPs until the RBA equals zero; or

  (b) wait until the rider anniversary on/following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

  (a) the remaining schedule of GBPs until the RBA equals zero; or

  (b) the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero. We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the covered person.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;


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- Any attached death benefit riders will terminate; and

- The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The Guarantor Withdrawal Benefit for Life(R) rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see "Benefits in Case of Death") or the annuity payout option (see "Guaranteed Withdrawal Benefit Annuity Payout Option" heading below).

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.


CONTRACT OWNERSHIP CHANGE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.


- If the ALP has not yet been established and the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 65. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

- If the ALP has not yet been established but the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 65 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 65. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 65 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit for Life(R) rider.


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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  109

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under
Section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed under the mortality table we then use to determine current life annuity purchase rates under the contract to which this rider is attached.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option.

Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The Guarantor Withdrawal Benefit for Life(R) rider cannot be terminated either by you or us except as follows:

1. Annuity payouts under an annuity payout plan will terminate the rider.

2. Termination of the contract for any reason will terminate the rider.

EXAMPLES OF THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R)

EXAMPLE #1: COVERED PERSON HAS NOT REACHED AGE 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000.

- You are the sole owner and also the annuitant. You are age 60.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A
0.5                 0         7,000           92,000        100,000       93,000      7,000          0         N/A         N/A
1                   0             0           91,000        100,000       93,000      7,000      7,000         N/A         N/A
1.5                 0         7,000           83,000        100,000       86,000      7,000          0         N/A         N/A
2                   0             0           81,000        100,000       86,000      7,000      7,000         N/A         N/A
5                   0             0           75,000        100,000       86,000      7,000      7,000       5,160(1)    5,160(1)
5.5                 0         5,160           70,000        100,000       80,840      7,000      1,840       5,160           0
6                   0             0           69,000        100,000       80,840      7,000      7,000       5,160       5,160
6.5                 0         7,000           62,000        100,000       73,840      7,000          0       3,720(2)        0
7                   0             0           70,000        100,000       73,840      7,000      7,000       4,200       4,200
7.5                 0        10,000           51,000         51,000(3)    51,000(3)   3,570          0       3,060(3)        0
8                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 65.
(2) The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(3) The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


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 110  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE #2: COVERED PERSON HAS REACHED 65 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000.

- You are the sole owner and also the annuitant. You are age 65.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP
At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000
1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)
2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)
3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)
3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0
4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900
4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0
5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200
5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0
6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  111

APPENDIX K: GUARANTOR(R) WITHDRAWAL BENEFIT RIDER

GUARANTOR(R) WITHDRAWAL BENEFIT RIDER
We have offered two versions of the Guarantor(R) Withdrawal Benefit that have been referred to in previous disclosure as Rider A and Rider B. The description of the Guarantor(R) Withdrawal Benefit in this section applies to both Rider A and Rider B, unless noted otherwise. Rider B is no longer available for purchase.

The Guarantor(R) Withdrawal Benefit is an optional benefit that was offered for an additional annual charge if (1):

RIDER A
- you purchase(d) your contract on or after April 30, 2005 in those states where the SecureSource(SM) rider and/or the Guarantor Withdrawal Benefit for Life(R) rider are/were not available;

- you and the annuitant were 79 or younger on the date the contract was issued.

RIDER B (NO LONGER AVAILABLE FOR PURCHASE)
- you purchased your contract prior to April 29, 2005;

- the rider was available in your state; and

- you and the annuitant were 79 or younger on the date the contract was issued.

(1) The Guarantor(R) Withdrawal Benefit is not available under an inherited qualified annuity.

You must elect the Guarantor(R) Withdrawal Benefit rider when you purchase your contract (original rider). The original rider you receive at contract issue offers an elective annual step-up and any withdrawal after a step up during the first three years is considered an excess withdrawal, as described below. The rider effective date of the original rider is the contract issue date.

We will offer you the option of replacing the original rider with a new Guarantor(R) Withdrawal Benefit (enhanced rider), if available in your state. The enhanced rider offers an automatic annual step-up and a withdrawal after a step up during the first three years is not necessarily an excess withdrawal, as described below. The effective date of the enhanced rider will be the contract issue date except for the automatic step-up which will apply to contract anniversaries that occur after you accept the enhanced rider. The descriptions below apply to both the original and enhanced riders unless otherwise noted.

The Guarantor(R) Withdrawal Benefit initially provides a guaranteed minimum withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the allowed amount. As long as your withdrawals in each contract year do not exceed the allowed amount, you will not be assessed a withdrawal charge. Under the original rider, the allowed amount is the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third contract anniversary, as described below). Under the enhanced rider, the allowed amount is equal to 7% of purchase payments for the first three years, and the GBP in all other years.

If you withdraw an amount greater than the allowed amount in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

- withdrawal charges, if applicable, will apply only to the amount of the withdrawal that exceeds the allowed amount;

- the guaranteed benefit amount will be adjusted as described below; and

- the remaining benefit amount will be adjusted as described below.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge (see "Charges -- Withdrawal Charge"). Market value adjustments, if applicable, will also be made (see "Guarantee Period Accounts
(GPAs) -- Market Value Adjustment"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Withdrawals").

Once elected, the Guarantor(R) Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin. If you select the Guarantor(R) Withdrawal Benefit rider, you may not select an Income Assurer Benefit(R) rider or the Accumulation Protector Benefit(R) rider. If you exercise the annual step up election (see "Elective Step Up" and "Annual Step Up" below), the special spousal continuation step up election (see "Spousal Continuation and Special Spousal Continuation Step Up" below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").


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 112  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

You should consider whether the Guarantor Withdrawal Benefit is appropriate for you because:



- USE OF PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM REQUIRED: You must participate in the Portfolio Navigator program if you purchase a contract on or after May 1, 2006 with this rider (see "Making the Most of Your
  Contract -- Portfolio Navigator Asset Allocation Program"). If you selected this Guarantor Withdrawal Benefit rider before May 1, 2006, you must participate in the asset allocation program (see "Appendix I: Asset Allocation Program for Contracts Purchased Before May 1, 2006"), however, you may elect to participate in the Portfolio Navigator program after May 1, 2006. The Portfolio Navigator program and the asset allocation program limit your choice of subaccounts, one-year fixed account and GPAs (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. You may allocate purchase payments to the DCA fixed account, when available, and we will make monthly transfers into the model portfolio you have chosen.



- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".


- INTERACTION WITH THE TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge"). The TFA may be greater than GBP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the GBP is subject to the excess withdrawal processing for the GBA and RBA described below.


- RIDER A -- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the Guarantor Withdrawal Benefit rider, you may not elect the Accumulation Protector Benefit rider.



- NON-CANCELABLE: Once elected, the Guarantor Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.


You should consult your tax advisor if you have any questions about the use of this rider in your tax situation:

- TAX CONSIDERATIONS FOR NON-QUALIFIED ANNUITIES: Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income;

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD. If you make a withdrawal in any contract year to satisfy an RMD, this may constitute an excess withdrawal, as defined below, and the excess withdrawal processing described below will apply. Under the terms of the enhanced rider, we allow you to satisfy the RMD based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract, without the withdrawal being treated as an excess withdrawal. It is our current administrative practice to make the same accommodation under the original rider, however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.

  For owners subject to RMD rules under Section 401(a)(9), our current administrative practice under both the original and the enhanced riders is to allow amounts you withdraw to satisfy these rules without applying excess withdrawal processing under terms of the rider, subject to the following rules:

  (1) If your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the RBP from the beginning of the current contract year, an Additional Benefit Amount (ABA) will be set equal to that portion of your ALERMDA that exceeds the RBP.

  (2) Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

  (3) Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce any ABA. These withdrawals will not be considered excess withdrawals as long as they do not exceed the remaining ABA.


  (4) Once the ABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals and will initiate the excess withdrawal processing described in the Guarantor Withdrawal Benefit rider.


  The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

  (1) determined by us each calendar year;


  (2) based solely on the value of the contract to which the Guarantor Withdrawal Benefit rider is attached as of the date we make the determination; and



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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  113

  (3) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, on the effective date of this prospectus to:

       1. an individual retirement annuity (Section 408(b));

       2. a Roth individual retirement account (Section 408A);

       3. a Simplified Employee Pension plan (Section 408(k));

       4. a tax-sheltered annuity rollover (Section 403(b)).

  We reserve the right to modify our administrative practice described above and will give you 30 days' written notice of any such change.

  In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor(R) Withdrawal Benefit rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your RBP amount and may result in the reduction of your GBA and RBA as described under the excess withdrawal provision of the rider.

  Please note that RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

  In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). Therefore, the Guarantor(R) Withdrawal Benefit rider may be of limited value to you. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation;

THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE ANNUAL STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.

GUARANTEED BENEFIT AMOUNT
The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, adjusted for subsequent purchase payments, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES:
- At contract issue -- the GBA is equal to the initial purchase payment;

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment. The total GBA when an additional purchase payment is added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;

- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).

- When you make a partial withdrawal:

  (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the GBA remains unchanged. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups;

  (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups:

  (c) under the original rider in a contract year after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups:

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:


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 114  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT
The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES:
- At contract issue -- the RBA is equal to the initial purchase payment;

- When you make additional purchase payments -- each additional purchase payment has its own RBA equal to the amount of the purchase payment. The total RBA when an additional purchase payment is added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).

- When you make a partial withdrawal:

  (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

  (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

  (c) under the original rider after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

RBA EXCESS WITHDRAWAL PROCESSING
The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT
Under the original rider, the GBP is the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third anniversary.

Under the enhanced rider, the GBP is the withdrawal amount that you are entitled to take each contract year after the third anniversary until the RBA is depleted.

RIDER A: Under the original rider, the GBP is equal to 7% of the GBA. Under the enhanced rider, the GBP is the lesser of (a) 7% of the GBA, or (b) the RBA. Under both the original and enhanced riders, if you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

RIDER B: Under both the original and enhanced riders, the GBP is the lesser of
(a) 7% of the GBA; or (b) the RBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

REMAINING BENEFIT PAYMENT
Under the original rider, at the beginning of each contract year, the remaining benefit payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA.

Under the enhanced rider, at the beginning of each contract year, during the first three years and prior to any withdrawal, the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%. At the beginning of any other contract year, each individual RBP is set equal to each individual GBP.


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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  115

Each additional purchase payment has its own RBP established equal to that payment's GBP. The total RBP is equal to the sum of the individual RBPs.

Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

ELECTIVE STEP UP (UNDER THE ORIGINAL RIDER ONLY)
You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. An annual elective step up option is available for 30 days after the contract anniversary. The elective step up option allows you to step up the remaining benefit amount and guaranteed benefit amount to the contract value on the valuation date we receive your written request to step up.

The elective step up is subject to the following rules:

- if you do not take any withdrawals during the first three years, you may step up annually beginning with the first contract anniversary;

- if you take any withdrawals during the first three years, the annual elective step up will not be available until the third contract anniversary;

- if you step up but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal processing discussed under the "Guaranteed Benefit Amount" and "Remaining Benefit Amount" headings above; and

- you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

RIDER A: You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA. The elective step up will be determined as follows:

- The effective date of the elective step up is the valuation date we receive your written request to step up.

- The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract value on the valuation date we receive your written request to step up.

- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the elective step up; or (b) 7% of the GBA after the elective step up.

- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up less any withdrawals made during that contract year.

RIDER B: You may only step up if your contract anniversary value is greater than the RBA. The elective step up will be determined as follows:

- The effective date of the elective step up is the contract anniversary.

- The RBA will be increased to an amount equal to the contract anniversary value.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract anniversary value.

- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the elective step up; or (b) 7% of the GBA after the elective step up.

- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up.

ANNUAL STEP UP (UNDER THE ENHANCED RIDER ONLY)
Beginning with the first contract anniversary after you accept the enhanced rider, an increase of the RBA, the GBA, the GBP and the RBP may be available. A step up does not create contract value, guarantee performance of any investment options, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP and RBP, and may extend the payment period or increase allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA would increase on the step up date. The applicable step up date depends on whether the annual step up is applied on an automatic or elective basis.

- If the application of the step does not increase the rider charge, the annual step up will be automatically applied to your contract and the step up date is the contract anniversary date.


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 116  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

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- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the first three years, any previously applied step ups will be reversed and the annual step up will not be available until the third contract anniversary;

- You may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

The annual step up will be determined as follows:

- The RBA will be increased to an amount equal to the contract value on the step up date.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the annual step up; or (b) the contract value on the step up date.

- The GBP will be calculated as described earlier, but based on the increased GBA and RBA.

- The RBP will be reset as follows:

  (a) Prior to any withdrawals during the first three years, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made during the current contract year, but never less than zero.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP
If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the elective step up or the annual step up. When a spouse elects to continue the contract, any rider feature processing particular to the first three years of the contract as described in this prospectus no longer applies. The GBA, RBA and GBP values remain unchanged. The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

RIDER A: A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract. This step up may be made even if withdrawals have been taken under the contract during the first three years. Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date. If a spousal continuation step up is elected and we have increased the charge for the rider for new contract owners, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.


RIDER B: A spousal continuation step up occurs automatically when the spouse elects to continue the contract. The rider charge will not change upon this automatic step up. Under this step up, the RBA will be reset to the greater of the RBA on the valuation date we receive the spouse's written request to continue the contract and the death benefit that would otherwise have been paid; the GBA will be reset to the greater of the GBA on the valuation date we receive the spouse's written request to continue the contract and the death benefit that would otherwise have been paid.


GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION

Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit.


Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that

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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  117
time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

IF CONTRACT VALUE REDUCES TO ZERO
If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

- you will be paid according to the annuity payout option described above;

- we will no longer accept additional purchase payments;

- you will no longer be charged for the rider;

- any attached death benefit riders will terminate; and

- the death benefit becomes the remaining payments under the annuity payout option described above.

If the contract value falls to zero and the RBA is depleted, the Guarantor(R) Withdrawal Benefit rider and the contract will terminate.

EXAMPLE OF THE GUARANTOR(R) WITHDRAWAL BENEFIT (APPLIES TO RIDER A AND RIDER B)
ASSUMPTION:
- You purchase the contract with a payment of $100,000.

  The Guaranteed Benefit Amount (GBA) equals your purchase payment:       $100,000
  The Guaranteed Benefit Payment (GBP) equals 7% of your GBA:
     0.07 x $100,000 =                                                    $  7,000
  The Remaining Benefit Amount (RBA) equals your purchase payment:        $100,000
  On the first contract anniversary the contract value grows to
  $110,000. You decide to step up your benefit.
  The RBA equals 100% of your contract value:                             $110,000
  The GBA equals 100% of your contract value:                             $110,000
  The GBP equals 7% of your stepped-up GBA:
     0.07 x $110,000 =                                                    $  7,700
  During the fourth contract year you decide to take a partial withdrawal of $7,700.
  You took a partial withdrawal equal to your GBP, so your RBA equals the prior RBA less the amount of the partial withdrawal:
     $110,000 - $7,700 =                                                  $102,300
  The GBA equals the GBA immediately prior to the partial withdrawal:     $110,000
  The GBP equals 7% of your GBA:
     0.07 x $110,000 =                                                    $  7,700
  On the fourth contract anniversary you make an additional purchase payment of $50,000.
  The new RBA for the contract is equal to your prior RBA plus 100% of the additional purchase payment:
     $102,300 + $50,000 =                                                 $152,300
  The new GBA for the contract is equal to your prior GBA plus 100% of the additional purchase payment:
     $110,000 + $50,000 =                                                 $160,000
  The new GBP for the contract is equal to your prior GBP plus 7% of the additional purchase payment:
     $7,700 + $3,500 =                                                    $ 11,200
  On the fifth contract anniversary your contract value grows to
  $200,000. You decide to step up your benefit.
  The RBA equals 100% of your contract value:                             $200,000
  The GBA equals 100% of your contract value:                             $200,000


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 118  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

  The GBP equals 7% of your stepped-up GBA:
     0.07 x $200,000 =                                                    $ 14,000
  During the seventh contract year your contract value grows to
  $230,000. You decide to take a partial withdrawal of $20,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:
     (1) your contract value immediately following the partial
          withdrawal;
         $230,000 - $20,000 =                                             $210,000
         OR
     (2) your prior RBA less the amount of the partial withdrawal.
         $200,000 - $20,000 =                                             $180,000
  Reset RBA = lesser of (1) or (2) =                                      $180,000
  The GBA gets reset to the lesser of:
     (1) your prior GBA                                                   $200,000
         OR
     (2) your contract value immediately following the partial
          withdrawal;
         $230,000 - $20,000 =                                             $210,000
  Reset GBA = lesser of (1) or (2) =                                      $200,000
  The Reset GBP is equal to 7% of your Reset GBA:
         0.07 x $200,000 =                                                $ 14,000
  During the eighth contract year your contract value falls to
  $175,000. You decide to take a partial withdrawal of $25,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:
     (1) your contract value immediately following the partial
          withdrawal;
         $175,000 - $25,000 =                                             $150,000
         OR
     (2) your prior RBA less the amount of the partial withdrawal.
         $180,000 - $25,000 =                                             $155,000
  Reset RBA = lesser of (1) or (2) =                                      $150,000
  The GBA gets reset to the lesser of:
     (1) your prior GBA;                                                  $200,000
         OR
     (2) your contract value immediately following the partial
          withdrawal;
         $175,000 - $25,000 =                                             $150,000
  Reset GBA = lesser of (1) or (2) =                                      $150,000
  The Reset GBP is equal to 7% of your Reset GBA:
         0.07 x $150,000 =                                                $ 10,500




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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  119

APPENDIX L : EXAMPLE -- INCOME ASSURER BENEFIT(R) RIDERS

INCOME ASSURER BENEFIT(R) RIDERS
The following three optional Income Assurer Benefit(R) riders were available under your contract if you purchased your contract prior to May 1, 2007. These riders are no longer available for purchase.

- Income Assurer Benefit(R) - MAV;

- Income Assurer Benefit(R) - 5% Accumulation Benefit Base; or

- Income Assurer Benefit(R) - Greater of MAV or 5% Accumulation Benefit Base.

The Income Assurer Benefit(R) riders are intended to provide you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts. The riders benchmark the contract growth at each anniversary against several comparison values and set the guaranteed income benefit base (described below) equal to the largest value. The guaranteed income benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the rider. If the guaranteed income benefit base is greater than the contract value, the guaranteed income benefit base may provide a higher annuity payout level than is otherwise available. However, the riders use guaranteed annuity purchase rates which may result in annuity payouts that are less than those using the annuity purchase rates that we may apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the riders may be less than the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the riders, you will receive the higher standard payout option. The guaranteed income benefit base does not create contract value or guarantee the performance of any investment option.

The general information in this section applies to each Income Assurer Benefit(R) rider.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE INCOME ASSURER BENEFIT(R) RIDERS IN THE SECTIONS BELOW:

GUARANTEED INCOME BENEFIT BASE: The guaranteed income benefit base is the value that will be used to determine minimum annuity payouts when the rider is exercised. It is an amount we calculate, depending on the Income Assurer Benefit(R) rider you choose, that establishes a benefit floor. When the benefit floor amount is greater than the contract value, there may be a higher annuitization payout than if you annuitized your contract without the Income Assurer Benefit(R). Your annuitization payout will never be less than that provided by your contract value.

EXCLUDED INVESTMENT OPTIONS: These investment options are listed in your contract under contract data and will include the RiverSource Variable
Portfolio - Cash Management Fund and, if available under your contract, the GPAs and/or the one-year fixed account. Excluded investment options are not used in the calculation of this riders' variable account floor for the Income Assurer Benefit(R) - 5% Accumulation Benefit Base and the Income Assurer
Benefit(R) - Greater of MAV or 5% Accumulation Benefit Base.

EXCLUDED PAYMENTS: These are purchase payments paid in the last five years before exercise of the benefit which we reserve the right to exclude from the calculation of the guaranteed income benefit base.

PROPORTIONATE ADJUSTMENTS FOR PARTIAL WITHDRAWALS: These are calculated as the product of (a) times (b) where:

  (a) is the ratio of the amount of the partial withdrawal (including any withdrawal charges or MVA) to the contract value on the date of (but prior
      to) the partial withdrawal; and

  (b) is the benefit on the date of (but prior to) the partial withdrawal.

PROTECTED INVESTMENT OPTIONS: All investment options available under this contract that are not defined as Excluded Investment options under contract data are known as protected investment options for purposes of this rider and are used in the calculation of the variable account floor for the Income Assurer Benefit(R) - 5% Accumulation Benefit Base and the Income Assurer
Benefit(R) - Greater of MAV or 5% Accumulation Benefit Base.

WAITING PERIOD: This rider can only be exercised after the expiration of a 10-year waiting period. We reserve the right to restart the waiting period if you elect to change your model portfolio to one that causes the rider charge to increase.


THE FOLLOWING ARE GENERAL PROVISIONS THAT APPLY TO EACH INCOME ASSURER
BENEFIT(R):

EXERCISING THE RIDER
Rider exercise conditions are:

- you may only exercise the Income Assurer Benefit(R) rider within 30 days after any contract anniversary following the expiration of the waiting period;

- the annuitant on the retirement date must be between 50 to 86 years old; and


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- you can only take an annuity payment in one of the following annuity payout plans:

  Plan A -- Life Annuity - No Refund;

  Plan B -- Life Annuity with Ten or Twenty Years Certain;

  Plan D -- Joint and Last Survivor Life Annuity - No Refund;
            Joint and Last Survivor Life Annuity with Twenty Years Certain; or

  Plan E -- Twenty Years Certain.

After the expiration of the waiting period, the Income Assurer Benefit(R) rider guarantees a minimum amount of fixed annuity lifetime income during annuitization or the option of variable annuity payouts with a guaranteed minimum initial payout or a combination of the two options.

If your contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time, the contract and all its riders, including this rider, will terminate without value and no benefits will be paid on account of such termination. EXCEPTION: if you are still living, and the annuitant is between 50 and 86 years old, an amount equal to the guaranteed income benefit base will be paid to you under the annuity payout plan and frequency that you select, based upon the fixed or variable annuity payouts described above. The guaranteed income benefit base will be calculated and annuitization will occur at the following times.

- If the contract value falls to zero during the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur on the valuation date after the expiration of the waiting period, or when the annuitant attains age 50 if later.

- If the contract value falls to zero after the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur immediately, or when the annuitant attains age 50 if later.

Fixed annuity payouts under this rider will occur at the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate for contracts purchased on or after May 1, 2006 and if available in your state.(1) These are the same rates used in Table B of the contract (see "The Annuity Payout Period -- Annuity Tables"). Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your variable annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

Pt-1 (1 + I)
------------  = Pt
    1.05




Pt-1  = prior annuity payout
Pt    = current annuity payout
i     = annualized subaccount performance


Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your variable annuity payout will be unchanged from the previous variable annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous variable annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous variable annuity payout.

(1) For all other contracts, the guaranteed annuity purchase rates are based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate.

TERMINATING THE RIDER
Rider termination conditions are:

- you may terminate the rider within 30 days following the first anniversary after the effective date of the rider;

- you may terminate the rider any time after the expiration of the waiting period;

- the rider will terminate on the date you make a full withdrawal from the contract, or annuitization begins, or on the date that a death benefit is payable; and

- the rider will terminate* 30 days following the contract anniversary after the annuitant's 86th birthday.

*The rider and annual fee terminate 30 days following the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit(R) rider before this time, your benefits will continue according to the annuity payout plan you have selected.


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               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  121

YOU MAY SELECT ONE OF THE INCOME ASSURER BENEFIT(R) RIDERS DESCRIBED BELOW:
INCOME ASSURER BENEFIT(R) - MAV
The guaranteed income benefit base for the Income Assurer Benefit(R) - MAV is the greater of these three values:

1. contract value; or

2. the total purchase payments made to the contract minus proportionate adjustments for partial withdrawals; or

3. the maximum anniversary value.

MAXIMUM ANNIVERSARY VALUE (MAV) -- is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

  (a) current contract value; or

  (b) total payments made to the contract minus proportionate adjustments for partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and reduce the MAV by proportionate adjustments for partial withdrawals. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:
1. contract value less the market value adjusted excluded payments; or

2. total purchase payments less excluded payments, less proportionate adjustments for partial withdrawals; or

3. the MAV, less market value adjusted excluded payments.

MARKET VALUE ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded purchase payment multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such purchase payment. The estimated contract value at such anniversary is calculated by assuming that payments, any credits, and partial withdrawals occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.

INCOME ASSURER BENEFIT(R) - 5% ACCUMULATION BENEFIT BASE
The guaranteed income benefit base for the Income Assurer Benefit - 5% Accumulation Benefit Base is the greater of these three values:

1. contract value; or

2. the total purchase payments made to the contract minus proportionate adjustments for partial withdrawals; or

3. the 5% variable account floor.

5% VARIABLE ACCOUNT FLOOR -- is equal to the contract value in the excluded investment options plus the variable account floor. The Income Assurer Benefit(R) 5% variable account floor is calculated differently and is not the same value as the death benefit 5% variable account floor.

The variable account floor is zero from the effective date of this rider and until the first contract anniversary after the effective date of this rider. On the first contract anniversary after the effective date of this rider the variable account floor is:

- the total purchase payments made to the protected investment options minus adjusted partial withdrawals and transfers from the protected investment options; plus

- an amount equal to 5% of your initial purchase payment allocated to the protected investment options.

On any day after the first contract anniversary following the effective date of this rider, when you allocate additional purchase payments to or withdraw or transfer amounts from the protected investment options, we adjust the variable account floor by adding the additional purchase payment and subtracting adjusted withdrawals and adjusted transfers. On each subsequent contract anniversary after the first anniversary of the effective date of this rider, prior to the earlier of your or the annuitant's 81st birthday, we increase the variable account floor by adding the amount ("roll-up amount") equal to 5% of the prior contract anniversary's variable account floor.

The amount of purchase payment withdrawn from or transferred between the excluded investment options and the protected investment options is calculated as (a) times (b) where:

  (a) is the amount of purchase payment in the investment options being withdrawn or transferred on the date of but prior to the current withdrawal or transfer; and

  (b) is the ratio of the amount of the transfer or withdrawal to the value in the investment options being withdrawn or transferred on the date of (but prior to) the current withdrawal or transfer.


--------------------------------------------------------------------------------
 122  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

The roll-up amount prior to the first anniversary is zero. Also, the roll-up amount on every anniversary after the earlier of your or the annuitant's 81st birthday is zero.

Adjusted withdrawals and adjusted transfers for the variable account floor are equal to the amount of the withdrawal or transfer from the protected investment options as long as the sum of the withdrawals and transfers from the protected investment options in a contract year do not exceed the roll-up amount from the prior contract anniversary.

If the current withdrawal or transfer from the protected investment options plus the sum of all prior withdrawals and transfers made from the protected investment options in the current policy year exceeds the roll-up amount from the prior contract anniversary we will calculate the adjusted withdrawal or adjusted transfer for the variable account floor as the result of (a) plus [(b) times (c)] where:

  (a) is the roll-up amount from the prior contract anniversary less the sum of any withdrawals and transfers made from the protected investment options in the current policy year but prior to the current withdrawal or transfer. However, (a) can not be less than zero; and

  (b) is the variable account floor on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a); and

  (c) is the ratio of [the amount of the current withdrawal (including any withdrawal charges or MVA) or transfer from the protected investment options less the value from (a)] to [the total in the protected investment options on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a)].

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:
       1. contract value less the market value adjusted excluded payments (described above); or

       2. total purchase payments less excluded payments, less proportionate adjustments for partial withdrawals; or

       3. the 5% variable account floor, less 5% adjusted excluded payments.

5% ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded payment and any credit accumulated at 5% for the number of full contract years they have been in the contract.

INCOME ASSURER BENEFIT(R) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE
The guaranteed income benefit base for the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base is the greater of these four values:

       1. the contract value;

       2. the total purchase payments made to the contract minus proportionate adjustments for partial withdrawals;

       3. the MAV (described above); or

       4. the 5% variable account floor (described above).

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF:
       1. contract value less the market value adjusted excluded payments (described above);

       2. total purchase payments, less excluded payments, less proportionate adjustments for partial withdrawals;

       3. the MAV, less market value adjusted excluded payments (described above); or

       4. the 5% Variable Account Floor, less 5% adjusted excluded payments (described above).

EXAMPLES OF THE INCOME ASSURER BENEFIT(R) RIDERS
The purpose of these examples is to illustrate the operation of the Income Assurer Benefit(R) Riders. The examples compare payouts available under the contract's standard annuity payout provisions with annuity payouts available under the riders based on the same set of assumptions. THE CONTRACT VALUES SHOWN ARE HYPOTHETICAL AND DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts (referred to in the riders as "protected investment options") and the fees and charges that apply to your contract.

For each of the riders, we provide two annuity payout plan comparisons based on the hypothetical contract values we have assumed. The first comparison assumes that you select annuity payout Plan B, Life Annuity with 10 Years Certain. The second comparison assumes that you select annuity payout Plan D, Joint and Last Survivor Annuity - No Refund.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  123

Remember that the riders require you to choose a Portfolio Navigator model portfolio. The riders are intended to offer protection against market volatility in the subaccounts (protected investment options). Some Portfolio Navigator asset allocation model portfolios include protected investment options and excluded investment options (RiverSource Variable Portfolio - Cash Management Fund, and if available under the contract, GPAs and the one-year fixed account). Excluded investment options are not included in calculating the 5% variable account floor under the Income Assurer Benefit(R) - 5% Accumulation Benefit Base rider and the Income Assurer Benefit(R) - Greater of MAV or 5% Accumulation Benefit Base rider. Because the examples which follow are based on hypothetical contract values, they do not factor in differences in Portfolio Navigator model portfolios.

ASSUMPTIONS:
- You purchase the contract during the 2006 calendar year with a payment of $100,000; and

- you invest all contract value in the subaccounts (protected investment options); and

- you make no additional purchase payments, partial withdrawals or changes in model portfolio; and

- the annuitant is male and age 55 at contract issue; and

- the joint annuitant is female and age 55 at contract issue.

EXAMPLE -- INCOME ASSURER BENEFIT(R) - MAV

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                ASSUMED                            MAXIMUM             GUARANTEED
  CONTRACT     CONTRACT        PURCHASE          ANNIVERSARY             INCOME
ANNIVERSARY      VALUE         PAYMENTS        VALUE (MAV)(1)    BENEFIT BASE - MAV(2)
--------------------------------------------------------------------------------------
      1        $108,000        $100,000           $108,000              $108,000
      2         125,000            none            125,000               125,000
      3         132,000            none            132,000               132,000
      4         150,000            none            150,000               150,000
      5          85,000            none            150,000               150,000
      6         121,000            none            150,000               150,000
      7         139,000            none            150,000               150,000
      8         153,000            none            153,000               153,000
      9         140,000            none            153,000               153,000
     10         174,000            none            174,000               174,000
     11         141,000            none            174,000               174,000
     12         148,000            none            174,000               174,000
     13         208,000            none            208,000               208,000
     14         198,000            none            208,000               208,000
     15         203,000            none            208,000               208,000




(1) The MAV is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - MAV is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - MAV does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------
 124  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                  IAB - MAV PROVISIONS
               -------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH       IAB - MAV       PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)     BENEFIT BASE     10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------
     10           $174,000             $  772.56               $  774.30            $174,000            $  772.56
     11            141,000                641.55                  642.96             174,000               791.70
     12            148,000                691.16                  692.64             174,000               812.58
     13            208,000                996.32                  998.40             208,000               996.32
     14            198,000                974.16                  976.14             208,000             1,023.36
     15            203,000              1,025.15                1,027.18             208,000             1,050.40


                    IAB - MAV
                    PROVISIONS
               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------
     10             $  774.30
     11                793.44
     12                814.32
     13                998.40
     14              1,025.44
     15              1,052.48




(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                      STANDARD PROVISIONS                                   IAB - MAV PROVISIONS
               ---------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)             OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED           PLAN D - LAST            PLAN D - LAST          IAB - MAV         PLAN D - LAST
AT EXERCISE    CONTRACT VALUE    SURVIVOR NO REFUND(2)    SURVIVOR NO REFUND(2)    BENEFIT BASE    SURVIVOR NO REFUND(2)
------------------------------------------------------------------------------------------------------------------------
     10           $174,000              $629.88                  $622.92             $174,000             $629.88
     11            141,000               521.70                   516.06              174,000              643.80
     12            148,000               559.44                   553.52              174,000              657.72
     13            208,000               807.04                   796.64              208,000              807.04
     14            198,000               786.06                   778.14              208,000              825.76
     15            203,000               826.21                   818.09              208,000              846.56


                IAB - MAV PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                636.84
     12                650.76
     13                796.64
     14                817.44
     15                838.24




(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  125

EXAMPLE -- INCOME ASSURER BENEFIT(R) - 5% ACCUMULATION BENEFIT BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                                      GUARANTEED
                                                                        INCOME
                ASSUMED                                             BENEFIT BASE -
  CONTRACT     CONTRACT        PURCHASE        5% ACCUMULATION     5% ACCUMULATION
ANNIVERSARY      VALUE         PAYMENTS        BENEFIT BASE(1)     BENEFIT BASE(2)
----------------------------------------------------------------------------------
      1        $108,000        $100,000            $105,000            $108,000
      2         125,000            none             110,250             125,000
      3         132,000            none             115,763             132,000
      4         150,000            none             121,551             150,000
      5          85,000            none             127,628             127,628
      6         121,000            none             134,010             134,010
      7         139,000            none             140,710             140,710
      8         153,000            none             147,746             153,000
      9         140,000            none             155,133             155,133
     10         174,000            none             162,889             174,000
     11         141,000            none             171,034             171,034
     12         148,000            none             179,586             179,586
     13         208,000            none             188,565             208,000
     14         198,000            none             197,993             198,000
     15         203,000            none             207,893             207,893




(1) The 5% Accumulation Benefit Base value is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                 IAB - 5% RF PROVISIONS
               ------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)        IAB - 5% RF         NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH       BENEFIT        PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)         BASE        10 YEARS CERTAIN(2)
---------------------------------------------------------------------------------------------------------------------

     10           $174,000             $  772.56               $  774.30            $174,000           $  772.56

     11            141,000                641.55                  642.96             171,034              778.20

     12            148,000                691.16                  692.64             179,586              838.66

     13            208,000                996.32                  998.40             208,000              996.32

     14            198,000                974.16                  976.14             198,000              974.16

     15            203,000              1,025.15                1,027.18             207,893            1,049.86


                   IAB - 5% RF
                    PROVISIONS
               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------

     10             $  774.30

     11                779.91

     12                840.46

     13                998.40

     14                976.14

     15              1,051.94




(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.


--------------------------------------------------------------------------------
 126  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the sale for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                      STANDARD PROVISIONS                                 IAB - 5% RF PROVISIONS
               --------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)             OLD TABLE(1)        IAB - 5% RF         NEW TABLE(1)
ANNIVERSARY        ASSUMED           PLAN D - LAST            PLAN D - LAST          BENEFIT          PLAN D - LAST
AT EXERCISE    CONTRACT VALUE    SURVIVOR NO REFUND(2)    SURVIVOR NO REFUND(2)        BASE       SURVIVOR NO REFUND(2)
-----------------------------------------------------------------------------------------------------------------------
     10           $174,000              $629.88                  $622.92             $174,000            $629.88
     11            141,000               521.70                   516.06              171,034             632.83
     12            148,000               559.44                   553.52              179,586             678.83
     13            208,000               807.04                   796.64              208,000             807.04
     14            198,000               786.06                   778.14              198,000             786.06
     15            203,000               826.21                   818.09              207,893             846.12


                    IAB - 5% RF
                     PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                625.98
     12                671.65
     13                796.64
     14                778.14
     15                837.81




(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th, 13th or the 14th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

EXAMPLE -- INCOME ASSURER BENEFIT(R) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                                                       GUARANTEED
                                                                                         INCOME
                                                                                     BENEFIT BASE -
                                                                                       GREATER OF
                ASSUMED                        MAXIMUM                                 MAV OR 5%
  CONTRACT     CONTRACT       PURCHASE       ANNIVERSARY       5% ACCUMULATION        ACCUMULATION
ANNIVERSARY      VALUE        PAYMENTS         VALUE(1)        BENEFIT BASE(1)      BENEFIT BASE(2)
---------------------------------------------------------------------------------------------------
      1        $108,000       $100,000         $108,000            $105,000             $108,000
      2         125,000           none          125,000             110,250              125,000
      3         132,000           none          132,000             115,763              132,000
      4         150,000           none          150,000             121,551              150,000
      5          85,000           none          150,000             127,628              150,000
      6         121,000           none          150,000             134,010              150,000
      7         139,000           none          150,000             140,710              150,000
      8         153,000           none          153,000             147,746              153,000
      9         140,000           none          153,000             155,133              155,133
     10         174,000           none          174,000             162,889              174,000
     11         141,000           none          174,000             171,034              174,000
     12         148,000           none          174,000             179,586              179,586
     13         208,000           none          208,000             188,565              208,000
     14         198,000           none          208,000             197,993              208,000
     15         203,000           none          208,000             207,893              208,000




(1) The MAV and 5% Accumulation Benefit Base are limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  127

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                  IAB - MAX PROVISIONS
               -------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH       IAB - MAX       PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)     BENEFIT BASE     10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------
     10           $174,000             $  772.56               $  774.30            $174,000            $  772.56
     11            141,000                641.55                  642.96             174,000               791.70
     12            148,000                691.16                  692.64             179,586               838.66
     13            208,000                996.32                  998.40             208,000               996.32
     14            198,000                974.16                  976.14             208,000             1,023.36
     15            203,000              1,025.15                1,027.18             208,000             1,050.40


                    IAB - MAX
                    PROVISIONS
               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------
     10             $  774.30
     11                793.44
     12                840.46
     13                998.40
     14              1,025.44
     15              1,052.48




(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                    STANDARD PROVISIONS                                  IAB - MAX PROVISIONS
               -------------------------------------------------------------------------------------------------------

  CONTRACT      ASSUMED          NEW TABLE(1)              OLD TABLE(1)                               NEW TABLE(1)
ANNIVERSARY    CONTRACT         PLAN D - LAST             PLAN D - LAST           IAB - MAX          PLAN D - LAST
AT EXERCISE      VALUE      SURVIVOR NO REFUND(2)     SURVIVOR NO REFUND(2)     BENEFIT BASE     SURVIVOR NO REFUND(2)
----------------------------------------------------------------------------------------------------------------------
     10        $174,000            $629.88                   $622.92              $174,000              $629.88
     11         141,000             521.70                    516.06               174,000               643.80
     12         148,000             559.44                    553.52               179,586               678.83
     13         208,000             807.04                    796.64               208,000               807.04
     14         198,000             786.06                    778.14               208,000               825.76
     15         203,000             826.21                    818.09               208,000               846.56


                IAB - MAX PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                636.84
     12                671.65
     13                796.64
     14                817.44
     15                838.24




(1) Effective May 1, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to May 1, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after May 1, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


--------------------------------------------------------------------------------
 128  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX M: CONDENSED FINANCIAL INFORMATION

(Unaudited)

The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expense combinations. The date in which operations commenced in each price level is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.




VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                    2008     2007     2006     2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of period         $1.35    $1.35    $1.22   $1.17   $1.07   $1.00      --      --      --
Accumulation unit value at end of period               $0.64    $1.35    $1.35   $1.22   $1.17   $1.07      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,691    1,576    1,684   1,876   1,178     149      --      --      --

------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of period         $1.33    $1.21    $1.16   $1.08   $1.03   $1.00      --      --      --
Accumulation unit value at end of period               $0.75    $1.33    $1.21   $1.16   $1.08   $1.03      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    62       62       40      10      38      22      --      --      --
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of period         $1.58    $1.45    $1.27   $1.18   $1.04   $1.00      --      --      --
Accumulation unit value at end of period               $0.83    $1.58    $1.45   $1.27   $1.18   $1.04      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   114      108      108      89      87      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period         $1.03    $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period               $0.72    $1.03       --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    --       --       --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period         $1.04    $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period               $0.61    $1.04       --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 5,951    3,303       --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period         $1.34    $1.25    $1.14   $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period               $0.94    $1.34    $1.25   $1.14   $1.08      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   229      285      322     357     141      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of period         $1.00       --       --      --      --      --      --      --      --
Accumulation unit value at end of period               $0.82       --       --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    67       --       --      --      --      --      --      --      --
* AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced Wealth Strategy
  Portfolio (Class B) on Sept. 26, 2008.

------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of period         $1.34    $1.13    $1.06   $1.04   $1.00   $1.00      --      --      --
Accumulation unit value at end of period               $0.69    $1.34    $1.13   $1.06   $1.04   $1.00      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   108      110      112     113     114       5      --      --      --
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of period         $1.45    $1.40    $1.21   $1.18   $1.07   $1.00      --      --      --
Accumulation unit value at end of period               $0.85    $1.45    $1.40   $1.21   $1.18   $1.07      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   210      226      247     256     243      23      --      --      --
------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period         $1.91    $1.83    $1.38   $1.20   $1.00      --      --      --      --
Accumulation unit value at end of period               $0.88    $1.91    $1.83   $1.38   $1.20      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 7,308    4,293    2,708   1,766     209      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period         $1.14    $1.06    $1.05   $1.05   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.10    $1.14    $1.06   $1.05   $1.05      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 2,313    3,777    4,080   3,512     509      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period         $1.78    $1.54    $1.25   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period               $0.97    $1.78    $1.54   $1.25   $1.12      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    25       25       20       7       7      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  129

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                    2008     2007     2006     2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period         $0.90    $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period               $0.67    $0.90       --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    --       --       --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period         $1.21    $1.02    $1.07   $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period               $0.70    $1.21    $1.02   $1.07   $1.06      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 3,189    3,364    7,580   3,015     376      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period         $1.23    $1.32    $1.13   $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period               $0.89    $1.23    $1.32   $1.13   $1.09      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     2        1       --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period         $1.07    $1.07    $1.00      --      --      --      --      --      --
Accumulation unit value at end of period               $0.79    $1.07    $1.07      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,009    1,242    2,212      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period         $1.12    $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period               $0.67    $1.12       --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                11,908    7,074       --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period         $1.14    $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period               $0.58    $1.14       --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    25       --       --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period         $1.37    $1.43    $1.22   $1.17   $1.00      --      --      --      --
Accumulation unit value at end of period               $0.97    $1.37    $1.43   $1.22   $1.17      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 6,327    4,714        4      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period         $1.10    $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period               $0.72    $1.10       --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     1       --       --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period         $1.29    $1.29    $1.22   $1.13   $1.00      --      --      --      --
Accumulation unit value at end of period               $0.76    $1.29    $1.29   $1.22   $1.13      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    11       13       15      17      10      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period         $1.22    $1.08    $1.05   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period               $0.70    $1.22    $1.08   $1.05   $1.03      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   748      769    1,668     735      99      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period         $1.27    $1.21    $1.05   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period               $0.88    $1.27    $1.21   $1.05   $1.03      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    14       14       14      14      13      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period         $1.09    $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period               $0.62    $1.09       --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    26       --       --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period         $1.55    $1.52    $1.26   $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period               $0.96    $1.55    $1.52   $1.26   $1.14      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     8        8        4      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period         $0.98    $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period               $0.71    $0.98       --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 4,506    3,095       --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period         $1.72    $1.49    $1.36   $1.18   $1.04   $1.00      --      --      --
Accumulation unit value at end of period               $0.97    $1.72    $1.49   $1.36   $1.18   $1.04      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                13,235   12,095   12,306   6,320   2,509     211      --      --      --
------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 130  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                    2008     2007     2006     2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period         $1.42    $1.14    $1.08   $1.04   $1.03   $1.00      --      --      --
Accumulation unit value at end of period               $0.74    $1.42    $1.14   $1.08   $1.04   $1.03      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   324      356      370     352     303      50      --      --      --
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period         $1.09    $1.07    $1.04   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.04    $1.09    $1.07   $1.04   $1.03      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 8,946    9,111    3,611   3,067     321      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of period         $2.31    $2.03    $1.83   $1.58   $1.28   $0.94   $1.06   $1.00      --
Accumulation unit value at end of period               $1.38    $2.31    $2.03   $1.83   $1.58   $1.28   $0.94   $1.06      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 5,011    3,849    3,086   2,479   2,101   1,221     723     367      --
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period         $1.89    $1.64    $1.41   $1.21   $1.08   $1.00      --      --      --
Accumulation unit value at end of period               $1.04    $1.89    $1.64   $1.41   $1.21   $1.08      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   572      558      841     705     311      11      --      --      --
------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period         $1.68    $1.64    $1.41   $1.41   $1.25   $0.97   $0.99   $0.99   $1.00
Accumulation unit value at end of period               $1.16    $1.68    $1.64   $1.41   $1.41   $1.25   $0.97   $0.99   $0.99
Number of accumulation units outstanding at end of
  period (000 omitted)                                 2,664    3,166    3,383   3,865   4,021   3,071   2,665   2,006     287
------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period         $1.23    $1.29    $1.11   $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period               $0.89    $1.23    $1.29   $1.11   $1.09      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    22       23       21      10      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period         $0.69    $0.63    $0.59   $0.57   $0.52   $0.38   $0.55   $0.65   $1.00
Accumulation unit value at end of period               $0.39    $0.69    $0.63   $0.59   $0.57   $0.52   $0.38   $0.55   $0.65
Number of accumulation units outstanding at end of
  period (000 omitted)                                 2,355    2,757    3,378   3,793   4,520   3,979   3,832   3,330   1,583
------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period         $1.81    $1.78    $1.52   $1.40   $1.26   $1.02   $1.17   $1.11   $1.00
Accumulation unit value at end of period               $1.12    $1.81    $1.78   $1.52   $1.40   $1.26   $1.02   $1.17   $1.11
Number of accumulation units outstanding at end of
  period (000 omitted)                                 2,854    3,403    5,058   3,652   3,861   1,702   1,165     691     102
------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period         $1.35    $1.23    $1.11   $1.16   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.41    $1.35    $1.23   $1.11   $1.16      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 5,803    5,914    3,641   1,249     195      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period         $1.46    $1.45    $1.20   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period               $0.83    $1.46    $1.45   $1.20   $1.12      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   232      168       19      23      15      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of period         $2.98    $2.93    $2.56   $2.30   $1.86   $1.47   $1.56   $1.41   $1.00
Accumulation unit value at end of period               $1.85    $2.98    $2.93   $2.56   $2.30   $1.86   $1.47   $1.56   $1.41
Number of accumulation units outstanding at end of
  period (000 omitted)                                 3,112    3,200    2,732   2,047   1,426   1,312   1,266     982     307
------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of period         $1.00    $1.03    $0.93   $0.88   $0.78   $0.61   $0.79   $0.92   $1.00
Accumulation unit value at end of period               $0.62    $1.00    $1.03   $0.93   $0.88   $0.78   $0.61   $0.79   $0.92
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,018    1,360    1,467   1,568   1,667   1,619   1,894   1,465     633
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period         $1.06    $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period               $0.63    $1.06       --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                12,315    8,645       --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period         $1.03    $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period               $0.60    $1.03       --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    --       --       --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  131

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                    2008     2007     2006     2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period         $1.30    $1.19    $1.13   $1.10   $1.02   $1.00      --      --      --
Accumulation unit value at end of period               $0.81    $1.30    $1.19   $1.13   $1.10   $1.02      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    63       56       55      46      86      39      --      --      --
------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period         $1.19    $1.19    $1.07   $1.03   $0.98   $1.00      --      --      --
Accumulation unit value at end of period               $0.71    $1.19    $1.19   $1.07   $1.03   $0.98      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   104      111      112     109     109      10      --      --      --
------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period         $1.31    $1.28    $1.16   $1.15   $1.05   $1.00      --      --      --
Accumulation unit value at end of period               $1.00    $1.31    $1.28   $1.16   $1.15   $1.05      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,568    1,781    1,861   1,916   1,655      80      --      --      --
------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period         $2.60    $2.07    $1.60   $1.40   $1.09   $1.00      --      --      --
Accumulation unit value at end of period               $1.60    $2.60    $2.07   $1.60   $1.40   $1.09      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    49       53       71      68      67      10      --      --      --
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period         $1.36    $1.21    $1.14   $1.11   $1.05   $1.00      --      --      --
Accumulation unit value at end of period               $0.73    $1.36    $1.21   $1.14   $1.11   $1.05      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 2,536    2,419    2,780   2,447     574      24      --      --      --
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of period         $1.73    $1.66    $1.43   $1.27   $1.09   $0.77   $1.00      --      --
Accumulation unit value at end of period               $1.02    $1.73    $1.66   $1.43   $1.27   $1.09   $0.77      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   930      941      968     903     803     299       6      --      --
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period         $1.43    $1.48    $1.31   $1.21   $1.03   $1.00      --      --      --
Accumulation unit value at end of period               $0.88    $1.43    $1.48   $1.31   $1.21   $1.03      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   373      359      380     407     389      72      --      --      --
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of period         $1.46    $1.36    $1.28   $1.27   $1.19   $1.03   $1.00      --      --
Accumulation unit value at end of period               $1.23    $1.46    $1.36   $1.28   $1.27   $1.19   $1.03      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                11,434    9,968    5,557   3,403   1,659     415      83      --      --
------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period         $1.03    $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period               $0.86    $1.03       --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                10,160    8,295       --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS
  IB SHARES)
Accumulation unit value at beginning of period         $1.14    $1.17    $1.15   $1.03   $0.98   $0.84   $1.00      --      --
Accumulation unit value at end of period               $0.93    $1.14    $1.17   $1.15   $1.03   $0.98   $0.84      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   228      215      272     259     290     120      30      --      --
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of period         $1.03    $0.96    $0.76   $0.69   $0.60   $0.48   $0.59   $0.75   $1.00
Accumulation unit value at end of period               $0.57    $1.03    $0.96   $0.76   $0.69   $0.60   $0.48   $0.59   $0.75
Number of accumulation units outstanding at end of
  period (000 omitted)                                 3,093    3,625    4,123   4,898   5,780   5,252   5,517   6,094   3,827
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period         $1.24    $1.45    $1.25   $1.19   $1.00      --      --      --      --
Accumulation unit value at end of period               $0.74    $1.24    $1.45   $1.25   $1.19      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    18       20    1,199       4       4      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of period         $0.59    $0.58    $0.56   $0.51   $0.43   $0.33   $0.48   $0.74   $1.00
Accumulation unit value at end of period               $0.32    $0.59    $0.58   $0.56   $0.51   $0.43   $0.33   $0.48   $0.74
Number of accumulation units outstanding at end of
  period (000 omitted)                                 2,147    2,463    3,033   3,669   4,513   4,787   5,352   6,122   3,255
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period         $0.99    $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period               $0.60    $0.99       --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                10,481    6,624       --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 132  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                    2008     2007     2006     2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period         $1.30    $1.24    $1.09   $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period               $0.81    $1.30    $1.24   $1.09   $1.10      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    --       --       --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (05/01/2002)
Accumulation unit value at beginning of period         $1.47    $1.57    $1.32   $1.27   $1.07   $0.79   $1.00      --      --
Accumulation unit value at end of period               $0.99    $1.47    $1.57   $1.32   $1.27   $1.07   $0.79      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 2,163    2,437    2,461   2,507     735     158      35      --      --
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/06/2003)
Accumulation unit value at beginning of period         $1.07    $1.03    $1.00   $0.99   $1.00   $1.00      --      --      --
Accumulation unit value at end of period               $1.08    $1.07    $1.03   $1.00   $0.99   $1.00      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,365      513      401     106      18      15      --      --      --
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2008 were
  (0.52%) and (0.52%), respectively.

------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/06/2003)
Accumulation unit value at beginning of period         $1.12    $1.08    $1.05   $1.04   $1.01   $1.00      --      --      --
Accumulation unit value at end of period               $1.03    $1.12    $1.08   $1.05   $1.04   $1.01      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                16,780   14,001    8,025   1,298   1,598     146      --      --      --
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at beginning of period         $1.98    $1.86    $1.57   $1.41   $1.21   $0.87   $1.09   $1.08   $1.00
Accumulation unit value at end of period               $1.16    $1.98    $1.86   $1.57   $1.41   $1.21   $0.87   $1.09   $1.08
Number of accumulation units outstanding at end of
  period (000 omitted)                                12,449    8,833    6,769   3,606   1,251     828     608     455      63
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (03/03/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period         $0.82    $0.81    $0.71   $0.68   $0.65   $0.51   $0.67   $0.83   $1.00
Accumulation unit value at end of period               $0.47    $0.82    $0.81   $0.71   $0.68   $0.65   $0.51   $0.67   $0.83
Number of accumulation units outstanding at end of
  period (000 omitted)                                 4,256    4,540    5,152   3,969   2,410     453     194     218      99
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period         $1.09    $1.03    $1.00      --      --      --      --      --      --
Accumulation unit value at end of period               $1.08    $1.09    $1.03      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 6,045    5,763    4,338      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (03/03/2000)
Accumulation unit value at beginning of period         $1.27    $1.27    $1.16   $1.13   $1.03   $0.84   $0.91   $0.88   $1.00
Accumulation unit value at end of period               $0.94    $1.27    $1.27   $1.16   $1.13   $1.03   $0.84   $0.91   $0.88
Number of accumulation units outstanding at end of
  period (000 omitted)                                   746      910    1,056     970     715     521     389     466     217
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of period         $1.20    $1.19    $1.12   $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period               $0.96    $1.20    $1.19   $1.12   $1.10      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 5,119    4,197    1,896      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/06/2003)
Accumulation unit value at beginning of period         $1.32    $1.17    $1.19   $1.10   $1.02   $1.00      --      --      --
Accumulation unit value at end of period               $0.72    $1.32    $1.17   $1.19   $1.10   $1.02      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    31       32       32      29      29      29      --      --      --
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period         $1.00    $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period               $0.54    $1.00       --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    --       --       --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/06/2003)
Accumulation unit value at beginning of period         $1.39    $1.34    $1.18   $1.15   $1.06   $1.00      --      --      --
Accumulation unit value at end of period               $0.86    $1.39    $1.34   $1.18   $1.15   $1.06      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   259      266      256     250     302      59      --      --      --
------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (03/03/2000)
Accumulation unit value at beginning of period         $1.22    $1.17    $1.15   $1.15   $1.15   $1.15   $1.10   $1.05   $1.00
Accumulation unit value at end of period               $1.17    $1.22    $1.17   $1.15   $1.15   $1.15   $1.15   $1.10   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                 1,927    1,780    2,023   2,009   2,283   2,513   2,555   1,473     328
------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (11/06/2003)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE
  PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period         $1.33    $1.31    $1.20   $1.12   $1.05   $1.00      --      --      --
Accumulation unit value at end of period               $0.73    $1.33    $1.31   $1.20   $1.12   $1.05      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    72       55        4      --      --      56      --      --      --
------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  133

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                    2008     2007     2006     2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period         $1.31    $1.33    $1.14   $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period               $0.78    $1.31    $1.33   $1.14   $1.10      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    17       17        9       4       4      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
Accumulation unit value at beginning of period         $2.77    $2.04    $1.54   $1.17   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.27    $2.77    $2.04   $1.54   $1.17      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 3,582    2,132    1,922   1,178     160      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
Accumulation unit value at beginning of period         $1.74    $1.57    $1.28   $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.02    $1.74    $1.57   $1.28   $1.14      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     4        4       --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/06/2003)
Accumulation unit value at beginning of period         $1.41    $1.46    $1.28   $1.25   $1.08   $1.00      --      --      --
Accumulation unit value at end of period               $0.89    $1.41    $1.46   $1.28   $1.25   $1.08      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                10,469    9,083    8,762   5,134     894      37      --      --      --
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period         $0.85    $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period               $0.47    $0.85       --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 4,330    1,772       --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period         $1.12    $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period               $0.59    $1.12       --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     6        8       --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period         $1.75    $2.15    $1.58   $1.38   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.07    $1.75    $2.15   $1.58   $1.38      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                   120      119      150      75      15      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period         $2.24    $1.95    $1.44   $1.20   $1.00      --      --      --      --
Accumulation unit value at end of period               $1.20    $2.24    $1.95   $1.44   $1.20      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 4,898    2,928    2,562   1,712     264      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period         $1.40    $1.35    $1.27   $1.16   $1.00      --      --      --      --
Accumulation unit value at end of period               $0.83    $1.40    $1.35   $1.27   $1.16      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                 3,607    2,886    1,545   1,215     162      --      --      --      --
------------------------------------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period                    $1.67   $1.68   $1.52   $1.46   $1.35   $1.00
Accumulation unit value at end of period                          $0.79   $1.67   $1.68   $1.52   $1.46   $1.35
Number of accumulation units outstanding at end of period (000
  omitted)                                                          148     151     164     179     110      27
---------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period                    $1.65   $1.50   $1.44   $1.35   $1.30   $1.00
Accumulation unit value at end of period                          $0.93   $1.65   $1.50   $1.44   $1.35   $1.30
Number of accumulation units outstanding at end of period (000
  omitted)                                                           68     100     425      51      40      --
---------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period                    $2.03   $1.88   $1.64   $1.53   $1.35   $1.00
Accumulation unit value at end of period                          $1.06   $2.03   $1.88   $1.64   $1.53   $1.35
Number of accumulation units outstanding at end of period (000
  omitted)                                                           22      32      32      32      33       1
---------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                          $0.72   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                          $0.61   $1.04      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                        1,027     602      --      --      --      --
---------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 134  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                    $1.32   $1.23   $1.13   $1.08   $1.00      --
Accumulation unit value at end of period                          $0.93   $1.32   $1.23   $1.13   $1.08      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           26      32      35      38      13      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of period                    $1.00      --      --      --      --      --
Accumulation unit value at end of period                          $0.82      --      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
* AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced Wealth
  Strategy Portfolio (Class B) on Sept. 26, 2008.

---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period                    $1.85   $1.57   $1.47   $1.45   $1.40   $1.00
Accumulation unit value at end of period                          $0.95   $1.85   $1.57   $1.47   $1.45   $1.40
Number of accumulation units outstanding at end of period (000
  omitted)                                                           37      64      80      86      87       9
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period                    $1.75   $1.70   $1.48   $1.44   $1.32   $1.00
Accumulation unit value at end of period                          $1.02   $1.75   $1.70   $1.48   $1.44   $1.32
Number of accumulation units outstanding at end of period (000
  omitted)                                                           28      31      31      31      30      47
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                    $1.88   $1.81   $1.37   $1.19   $1.00      --
Accumulation unit value at end of period                          $0.86   $1.88   $1.81   $1.37   $1.19      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                        1,873   1,241   1,131     914     344      --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                    $1.12   $1.04   $1.05   $1.05   $1.00      --
Accumulation unit value at end of period                          $1.08   $1.12   $1.04   $1.05   $1.05      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                        1,367   2,110   2,234   2,258     901      --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                    $1.76   $1.52   $1.24   $1.12   $1.00      --
Accumulation unit value at end of period                          $0.95   $1.76   $1.52   $1.24   $1.12      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                    $0.90   $1.00      --      --      --      --
Accumulation unit value at end of period                          $0.66   $0.90      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period                    $1.19   $1.01   $1.06   $1.06   $1.00      --
Accumulation unit value at end of period                          $0.68   $1.19   $1.01   $1.06   $1.06      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          255     266     529     219      46      --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                    $1.21   $1.30   $1.12   $1.09   $1.00      --
Accumulation unit value at end of period                          $0.87   $1.21   $1.30   $1.12   $1.09      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                    $1.06   $1.06   $1.00      --      --      --
Accumulation unit value at end of period                          $0.78   $1.06   $1.06      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           98     117     175      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                    $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period                          $0.67   $1.12      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                        2,078   1,314      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                    $1.13   $1.00      --      --      --      --
Accumulation unit value at end of period                          $0.57   $1.13      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                            7      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period                    $1.35   $1.41   $1.21   $1.17   $1.00      --
Accumulation unit value at end of period                          $0.95   $1.35   $1.41   $1.21   $1.17      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                        1,125     881      --      --      --      --
---------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  135

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                    $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period                          $0.71   $1.10      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                    $1.27   $1.28   $1.21   $1.13   $1.00      --
Accumulation unit value at end of period                          $0.74   $1.27   $1.28   $1.21   $1.13      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                    $1.20   $1.07   $1.04   $1.03   $1.00      --
Accumulation unit value at end of period                          $0.69   $1.20   $1.07   $1.04   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          219     234     395     227      90      --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                    $1.25   $1.20   $1.05   $1.03   $1.00      --
Accumulation unit value at end of period                          $0.86   $1.25   $1.20   $1.05   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period                          $0.62   $1.09      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                    $1.53   $1.50   $1.25   $1.14   $1.00      --
Accumulation unit value at end of period                          $0.94   $1.53   $1.50   $1.25   $1.14      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                    $0.98   $1.00      --      --      --      --
Accumulation unit value at end of period                          $0.70   $0.98      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          978     745      --      --      --      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                    $2.11   $1.84   $1.68   $1.47   $1.30   $1.00
Accumulation unit value at end of period                          $1.19   $2.11   $1.84   $1.68   $1.47   $1.30
Number of accumulation units outstanding at end of period (000
  omitted)                                                        2,452   2,368   2,760   1,602     814     205
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                    $1.82   $1.47   $1.40   $1.35   $1.34   $1.00
Accumulation unit value at end of period                          $0.94   $1.82   $1.47   $1.40   $1.35   $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                           27      27      13      21       7       5
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                    $1.08   $1.05   $1.03   $1.03   $1.00      --
Accumulation unit value at end of period                          $1.02   $1.08   $1.05   $1.03   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                        1,622   1,607     282     242      11      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                    $2.45   $2.16   $1.96   $1.69   $1.38   $1.00
Accumulation unit value at end of period                          $1.45   $2.45   $2.16   $1.96   $1.69   $1.38
Number of accumulation units outstanding at end of period (000
  omitted)                                                          861     608     488     330     213     143
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                    $2.51   $2.18   $1.89   $1.62   $1.46   $1.00
Accumulation unit value at end of period                          $1.38   $2.51   $2.18   $1.89   $1.62   $1.46
Number of accumulation units outstanding at end of period (000
  omitted)                                                          341     344     445     418     246       5
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                    $1.32   $1.30   $1.12   $1.12   $1.00      --
Accumulation unit value at end of period                          $0.91   $1.32   $1.30   $1.12   $1.12      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          312     409     404     324     151      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                    $1.22   $1.27   $1.11   $1.09   $1.00      --
Accumulation unit value at end of period                          $0.87   $1.22   $1.27   $1.11   $1.09      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                    $1.80   $1.65   $1.55   $1.50   $1.37   $1.00
Accumulation unit value at end of period                          $1.02   $1.80   $1.65   $1.55   $1.50   $1.37
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --       7      --       5
---------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 136  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period                    $1.77   $1.75   $1.50   $1.38   $1.25   $1.00
Accumulation unit value at end of period                          $1.10   $1.77   $1.75   $1.50   $1.38   $1.25
Number of accumulation units outstanding at end of period (000
  omitted)                                                          398     502     611     526     516     349
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES
  FUND - CLASS 2)
Accumulation unit value at beginning of period                    $1.33   $1.22   $1.10   $1.16   $1.00      --
Accumulation unit value at end of period                          $1.39   $1.33   $1.22   $1.10   $1.16      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                        1,529   1,848   1,468     826     291      --
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                    $1.44   $1.43   $1.20   $1.12   $1.00      --
Accumulation unit value at end of period                          $0.81   $1.44   $1.43   $1.20   $1.12      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                            9       9       9       9       6      --
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period                    $1.53   $1.51   $1.32   $1.19   $1.00      --
Accumulation unit value at end of period                          $0.94   $1.53   $1.51   $1.32   $1.19      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                        1,126   1,162     978     575     248      --
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $0.94   $1.00      --      --      --      --
Accumulation unit value at end of period                          $0.58   $0.94      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --       4      --      --      --      --
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO:
  SERVICE SHARES)
Accumulation unit value at beginning of period                    $1.05   $1.00      --      --      --      --
Accumulation unit value at end of period                          $0.62   $1.05      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                        2,166   1,538      --      --      --      --
---------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                    $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                          $0.60   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period                    $1.54   $1.41   $1.34   $1.31   $1.22   $1.00
Accumulation unit value at end of period                          $0.95   $1.54   $1.41   $1.34   $1.31   $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                            2       2       2       2       2       2
---------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period                    $1.60   $1.59   $1.43   $1.39   $1.33   $1.00
Accumulation unit value at end of period                          $0.95   $1.60   $1.59   $1.43   $1.39   $1.33
Number of accumulation units outstanding at end of period (000
  omitted)                                                           22      24      24      22      21      --
---------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period                    $1.43   $1.40   $1.28   $1.27   $1.17   $1.00
Accumulation unit value at end of period                          $1.09   $1.43   $1.40   $1.28   $1.27   $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                          439     545     531     435     401     240
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period                    $3.06   $2.44   $1.90   $1.66   $1.30   $1.00
Accumulation unit value at end of period                          $1.87   $3.06   $2.44   $1.90   $1.66   $1.30
Number of accumulation units outstanding at end of period (000
  omitted)                                                           30      73      89      94      97      12
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period                    $1.66   $1.49   $1.41   $1.37   $1.31   $1.00
Accumulation unit value at end of period                          $0.89   $1.66   $1.49   $1.41   $1.37   $1.31
Number of accumulation units outstanding at end of period (000
  omitted)                                                          283     299     314     284     126      59
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period                    $2.28   $2.19   $1.90   $1.70   $1.46   $1.00
Accumulation unit value at end of period                          $1.34   $2.28   $2.19   $1.90   $1.70   $1.46
Number of accumulation units outstanding at end of period (000
  omitted)                                                           38      41      42      15      12       4
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period                    $1.97   $2.04   $1.81   $1.68   $1.44   $1.00
Accumulation unit value at end of period                          $1.20   $1.97   $2.04   $1.81   $1.68   $1.44
Number of accumulation units outstanding at end of period (000
  omitted)                                                           35      40      30      40      33      29
---------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  137

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period                    $1.30   $1.20   $1.14   $1.14   $1.07   $1.00
Accumulation unit value at end of period                          $1.09   $1.30   $1.20   $1.14   $1.14   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                        3,043   3,205   2,256   1,716     851     141
---------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                    $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                          $0.85   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                        1,935   1,649      --      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (01/29/2003)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                    $1.36   $1.40   $1.38   $1.25   $1.19   $1.00
Accumulation unit value at end of period                          $1.11   $1.36   $1.40   $1.38   $1.25   $1.19
Number of accumulation units outstanding at end of period (000
  omitted)                                                          100     157     167     158     148      10
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period                    $2.25   $2.12   $1.69   $1.53   $1.34   $1.00
Accumulation unit value at end of period                          $1.24   $2.25   $2.12   $1.69   $1.53   $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                           44      47      53      51      54      41
---------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                    $1.23   $1.43   $1.24   $1.18   $1.00      --
Accumulation unit value at end of period                          $0.73   $1.23   $1.43   $1.24   $1.18      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           10      20     263       6       3      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period                    $1.79   $1.76   $1.70   $1.54   $1.32   $1.00
Accumulation unit value at end of period                          $0.96   $1.79   $1.76   $1.70   $1.54   $1.32
Number of accumulation units outstanding at end of period (000
  omitted)                                                            2       2       2       2       2      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                    $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period                          $0.60   $0.99      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                        1,834   1,226      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                    $1.28   $1.23   $1.08   $1.10   $1.00      --
Accumulation unit value at end of period                          $0.80   $1.28   $1.23   $1.08   $1.10      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (01/29/2003)
Accumulation unit value at beginning of period                    $1.88   $2.02   $1.71   $1.64   $1.40   $1.00
Accumulation unit value at end of period                          $1.26   $1.88   $2.02   $1.71   $1.64   $1.40
Number of accumulation units outstanding at end of period (000
  omitted)                                                          605     687     648     720     337       3
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (01/29/2003)
Accumulation unit value at beginning of period                    $1.04   $1.01   $0.98   $0.98   $0.99   $1.00
Accumulation unit value at end of period                          $1.04   $1.04   $1.01   $0.98   $0.98   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                          372     137      91      70     179      55
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio -- Cash Management Fund at Dec.
  31, 2008 were (0.92%) and (0.91%), respectively.

---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (01/29/2003)
Accumulation unit value at beginning of period                    $1.11   $1.07   $1.05   $1.05   $1.02   $1.00
Accumulation unit value at end of period                          $1.02   $1.11   $1.07   $1.05   $1.05   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                        3,519   3,241     547     165     169      63
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (01/29/2003)
Accumulation unit value at beginning of period                    $2.32   $2.18   $1.86   $1.67   $1.44   $1.00
Accumulation unit value at end of period                          $1.35   $2.32   $2.18   $1.86   $1.67   $1.44
Number of accumulation units outstanding at end of period (000
  omitted)                                                        1,880   1,267   1,033     512      31       9
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP
  EQUITY FUND)
Accumulation unit value at beginning of period                    $1.25   $1.24   $1.10   $1.05   $1.00      --
Accumulation unit value at end of period                          $0.71   $1.25   $1.24   $1.10   $1.05      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                        1,054   1,103   1,183   1,307     818      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period                    $1.08   $1.02   $1.00      --      --      --
Accumulation unit value at end of period                          $1.07   $1.08   $1.02      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                        1,341   1,399   1,411      --      --      --
---------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 138  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                    $1.20   $1.20   $1.10   $1.08   $1.00      --
Accumulation unit value at end of period                          $0.88   $1.20   $1.20   $1.10   $1.08      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          703     822   1,551     960     372      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of period                    $1.19   $1.18   $1.11   $1.09   $1.00      --
Accumulation unit value at end of period                          $0.95   $1.19   $1.18   $1.11   $1.09      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                        1,028     891     103      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (01/29/2003)
Accumulation unit value at beginning of period                    $1.59   $1.43   $1.45   $1.35   $1.26   $1.00
Accumulation unit value at end of period                          $0.86   $1.59   $1.43   $1.45   $1.35   $1.26
Number of accumulation units outstanding at end of period (000
  omitted)                                                          139     136     158     161     118      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                    $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period                          $0.54   $0.99      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (01/29/2003)
Accumulation unit value at beginning of period                    $1.66   $1.61   $1.42   $1.39   $1.28   $1.00
Accumulation unit value at end of period                          $1.02   $1.66   $1.61   $1.42   $1.39   $1.28
Number of accumulation units outstanding at end of period (000
  omitted)                                                           26      26      38      48      30      22
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (01/29/2003)
Accumulation unit value at beginning of period                    $1.03   $1.00   $0.98   $0.98   $0.99   $1.00
Accumulation unit value at end of period                          $0.99   $1.03   $1.00   $0.98   $0.98   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                          628     589     641     492     399     234
---------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (01/29/2003)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                    $1.52   $1.50   $1.38   $1.29   $1.22   $1.00
Accumulation unit value at end of period                          $0.83   $1.52   $1.50   $1.38   $1.29   $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                           60      42      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP
  VALUE FUND)
Accumulation unit value at beginning of period                    $1.29   $1.32   $1.13   $1.10   $1.00      --
Accumulation unit value at end of period                          $0.77   $1.29   $1.32   $1.13   $1.10      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
Accumulation unit value at beginning of period                    $2.73   $2.02   $1.53   $1.17   $1.00      --
Accumulation unit value at end of period                          $1.24   $2.73   $2.02   $1.53   $1.17      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          827     562     594     469     225      --
---------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
Accumulation unit value at beginning of period                    $1.72   $1.55   $1.27   $1.14   $1.00      --
Accumulation unit value at end of period                          $1.00   $1.72   $1.55   $1.27   $1.14      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (01/29/2003)
Accumulation unit value at beginning of period                    $1.68   $1.75   $1.53   $1.50   $1.30   $1.00
Accumulation unit value at end of period                          $1.06   $1.68   $1.75   $1.53   $1.50   $1.30
Number of accumulation units outstanding at end of period (000
  omitted)                                                        2,105   1,977   1,995   1,445     538      25
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $0.85   $1.00      --      --      --      --
Accumulation unit value at end of period                          $0.46   $0.85      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          716     326      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period                          $0.59   $1.12      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                    $1.73   $2.13   $1.57   $1.37   $1.00      --
Accumulation unit value at end of period                          $1.05   $1.73   $2.13   $1.57   $1.37      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           18      16      16      17       6      --
---------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  139

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period                    $2.20   $1.93   $1.43   $1.20   $1.00      --
Accumulation unit value at end of period                          $1.18   $2.20   $1.93   $1.43   $1.20      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          759     386     184     128      28      --
---------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period                    $1.38   $1.33   $1.26   $1.15   $1.00      --
Accumulation unit value at end of period                          $0.82   $1.38   $1.33   $1.26   $1.15      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          894     799     615     523     221      --
---------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
 140  RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2008...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firm...................................  p.  5
Condensed Financial Information
  (Unaudited)............................  p.  6
Financial Statements





--------------------------------------------------------------------------------
               RIVERSOURCE SIGNATURE SELECT VARIABLE ANNUITY -- PROSPECTUS  141

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474

1 (800) 333-3437


           RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Company.


      (C)2008-2009 RiverSource Life Insurance Company. All rights reserved.



45300 J (5/09)

PROSPECTUS


MAY 1, 2009


RIVERSOURCE(R)

SIGNATURE VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

            829 Ameriprise Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 333-3437
            (Corporate Office)
            RIVERSOURCE VARIABLE ANNUITY ACCOUNT/RIVERSOURCE MVA ACCOUNT

NEW RIVERSOURCE(R) SIGNATURE VARIABLE ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

This prospectus contains information that you should know before investing. Prospectuses are also available for:

- AIM Variable Insurance Funds
- AllianceBernstein Variable Products Series Fund, Inc.
- Credit Suisse Trust
- Fidelity(R) Variable Insurance Products - Service Class
- Franklin(R) Templeton(R) Variable Insurance Products Trust
    (FTVIPT) - Class 2
- Goldman Sachs Variable Insurance Trust (VIT)
- Janus Aspen Series: Service Shares
- J.P. Morgan Series Trust II

- Lazard Retirement Series, Inc.
- Lincoln Variable Insurance Product Trust (LVIP)
- MFS(R) Variable Insurance Trust(SM)
- Putnam Variable Trust - Class IB Shares

- RiverSource Variable Series Trust (RVST)

- Royce Capital Fund
- Third Avenue Variable Series Trust
- Wanger Advisors Trust

Please read the prospectuses carefully and keep them for future reference.
This contract provides for contract value credits. The death benefits for contracts with such credits may be lower than for contracts without such credits. The amount of the credit may be more than offset by the reduction in the death benefits provided. The credits may be reversed. (See "Valuing Your Investment -- Contract Value Credits.")
THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).
Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.
The contract and/or certain optional benefits described in this prospectus may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.
RiverSource Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.
RiverSource Life offers several different annuities which your investment professional may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


--------------------------------------------------------------------------------
                        RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  1

TABLE OF CONTENTS



KEY TERMS....................................    3
THE CONTRACT IN BRIEF........................    5
EXPENSE SUMMARY..............................    7
CONDENSED FINANCIAL INFORMATION (UNAUDITED)..   11
FINANCIAL STATEMENTS.........................   11
THE VARIABLE ACCOUNT AND THE FUNDS...........   11
THE GUARANTEE PERIOD ACCOUNTS (GPAS).........   18
THE ONE-YEAR FIXED ACCOUNT...................   20
BUYING YOUR CONTRACT.........................   21
CHARGES......................................   23
VALUING YOUR INVESTMENT......................   27
MAKING THE MOST OF YOUR CONTRACT.............   28
WITHDRAWALS..................................   34
TSA -- SPECIAL PROVISIONS....................   34
CHANGING OWNERSHIP...........................   35
BENEFITS IN CASE OF DEATH....................   35
OPTIONAL BENEFITS............................   39
THE ANNUITY PAYOUT PERIOD....................   44
TAXES........................................   46
VOTING RIGHTS................................   49
SUBSTITUTION OF INVESTMENTS..................   50
ABOUT THE SERVICE PROVIDERS..................   50
ADDITIONAL INFORMATION.......................   51
APPENDIX A: 8% PERFORMANCE CREDIT RIDER
  ADJUSTED PARTIAL WITHDRAWAL................   52
APPENDIX B: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)................................   54
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION........   58






--------------------------------------------------------------------------------
 2  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of the funds.


GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAS): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. Withdrawals and transfers from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss of principal. The GPAs may not be available in some states.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a guarantee period account is withdrawn or transferred more than 30 days before the end of its guarantee period.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408A of the Code

- SIMPLE IRA under Section 408(p) of the Code

- Simplified Employee Pension (SEP) plans under Section 408(k) of the Code


--------------------------------------------------------------------------------
                        RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  3

- Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.


--------------------------------------------------------------------------------
 4  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax).


It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to IRS rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest. (See "Taxes -- 1035 Exchanges")


TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age.

These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your investment professional or to our corporate office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (See "The Variable Account and the Funds")

- GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (See "The Guarantee Period Accounts
  (GPAs)")

- one-year fixed account, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account. (See "The One-Year Fixed Account")

We no longer offer new contracts. However, you have the option of making additional purchase payments. Some states have time limitations for making additional payments. (See "Buying Your Contract")


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. We reserve the right to further limit transfers to the GPAs and the one-year fixed account if the interest rate we are then currently crediting is equal to the minimum interest rate stated in the contract. (See "Making the Most of Your Contract--Transferring Among Accounts")


WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences. Certain other restrictions may apply. (See "Withdrawals")


--------------------------------------------------------------------------------
                        RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  5

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (See "Optional Benefits")

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (See "Benefits in Case of Death")

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (See "The Annuity Payout Period")

TAXES: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (See "Taxes")


--------------------------------------------------------------------------------
 6  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND WILL PAY WHEN YOU MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

                     YEARS FROM PURCHASE                                              WITHDRAWAL CHARGE
                       PAYMENT RECEIPT                                                   PERCENTAGE
                              1                                                               7%
                              2                                                               7
                              3                                                               6
                              4                                                               6
                              5                                                               5
                              6                                                               4
                              7                                                               2
                              Thereafter                                                      0


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.27% if the assumed investment rate is 3.5% and 6.77% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value)



Variable account administrative charge                                             0.15%

Mortality and expense risk fee                                                     1.25

TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES                                             1.40%


OTHER ANNUAL EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                               $30


(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)



GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE                                 0.35%*


(As a percentage of the adjusted contract value charged annually on the contract anniversary.)



8% PERFORMANCE CREDIT RIDER (PCR) FEE                                              0.25%*


(As a percentage of the contract value charged annually on the contract anniversary.)

* This fee apples only if you elect this optional feature.


--------------------------------------------------------------------------------
                        RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  7

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDING DEC. 31, 2008, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)(a)



                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.62%                4.88%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*



(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)




                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**     EXPENSES

AIM V.I. Capital Appreciation Fund, Series I Shares              0.61%        --%    0.30%         0.01%          0.92%


AIM V.I. Capital Development Fund, Series I Shares               0.75         --     0.36          0.01           1.12(1)


AIM V.I. Core Equity Fund, Series I Shares                       0.61         --     0.29          0.01           0.91(1)


AllianceBernstein VPS Global Technology Portfolio (Class B)      0.75       0.25     0.18            --           1.18


AllianceBernstein VPS Intermediate Bond Portfolio (Class B)      0.45       0.25     0.19            --           0.89


AllianceBernstein VPS Large Cap Growth Portfolio (Class B)       0.75       0.25     0.09            --           1.09


Credit Suisse Trust - U.S. Equity Flex III Portfolio             0.70         --     0.75            --           1.45(2)
(previously Credit Suisse Trust - Mid-Cap Core Portfolio)


Fidelity(R) VIP Growth & Income Portfolio Service Class          0.46       0.10     0.13            --           0.69


Fidelity(R) VIP Mid Cap Portfolio Service Class                  0.56       0.10     0.12            --           0.78


Fidelity(R) VIP Overseas Portfolio Service Class                 0.71       0.10     0.16            --           0.97


FTVIPT Franklin Global Real Estate Securities Fund - Class       0.80       0.25     0.30            --           1.35(3)
2


FTVIPT Mutual Shares Securities Fund - Class 2                   0.60       0.25     0.13            --           0.98


FTVIPT Templeton Foreign Securities Fund - Class 2               0.64       0.25     0.15          0.02           1.06(4)


Goldman Sachs VIT Capital Growth Fund - Institutional            0.75         --     0.06            --           0.81
Shares


Goldman Sachs VIT Strategic International Equity                 1.00         --     0.12            --           1.12
Fund - Institutional Shares


Goldman Sachs VIT Structured U.S. Equity                         0.65         --     0.07            --           0.72(5)
Fund - Institutional Shares


Janus Aspen Series Enterprise Portfolio: Service Shares          0.64       0.25     0.03            --           0.92
(previously Janus Aspen Series Mid Cap Growth Portfolio:
Service Shares)


Janus Aspen Series Global Technology Portfolio: Service          0.64       0.25     0.22            --           1.11
Shares


Janus Aspen Series Janus Portfolio: Service Shares               0.64       0.25     0.02          0.01           0.92
(previously Janus Aspen Series Large Cap Growth Portfolio:
Service Shares)


Janus Aspen Series Overseas Portfolio: Service Shares            0.64       0.25     0.05            --           0.94
(previously Janus Aspen Series International Growth
Portfolio: Service Shares)


JPMorgan Insurance Trust U.S. Equity Portfolio - Class 1         0.55         --     0.23            --           0.78
Shares
(previously JPMorgan U.S. Large Cap Core Equity Portfolio)


Lazard Retirement International Equity Portfolio - Service       0.75       0.25     0.17            --           1.17
Shares


Lazard Retirement U.S. Strategic Equity Portfolio - Service      0.75       0.25     3.88            --           4.88(6)
Shares


LVIP Baron Growth Opportunities Fund - Service Class             1.00       0.25     0.09            --           1.34(7)


MFS(R) New Discovery Series - Initial Class                      0.90         --     0.11            --           1.01




--------------------------------------------------------------------------------
 8  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**     EXPENSES

MFS(R) Research Series - Initial Class                           0.75%        --%    0.13%           --%          0.88%


MFS(R) Utilities Series - Initial Class                          0.72         --     0.09            --           0.81


Putnam VT Growth and Income Fund - Class IB Shares               0.53       0.25     0.07            --           0.85


Putnam VT International Equity Fund - Class IB Shares            0.75       0.25     0.12          0.01           1.13


Putnam VT International New Opportunities Fund - Class IB        1.00       0.25     0.18            --           1.43(8)
Shares


Royce Capital Fund - Micro-Cap Portfolio, Investment Class       1.25         --     0.07            --           1.32


Royce Capital Fund - Small-Cap Portfolio, Investment Class       1.00         --     0.07            --           1.07


RVST RiverSource Variable Portfolio - Balanced Fund              0.42       0.13     0.16            --           0.71


RVST RiverSource Variable Portfolio - Cash Management Fund       0.32       0.13     0.17            --           0.62


RVST RiverSource Variable Portfolio - Diversified Bond Fund      0.44       0.13     0.15            --           0.72


RVST RiverSource Variable Portfolio - Diversified Equity         0.59       0.13     0.14            --           0.86
Income Fund


RVST RiverSource Variable Portfolio - Dynamic Equity Fund        0.44       0.13     0.15          0.02           0.74
(previously RVST RiverSource Variable Portfolio - Large Cap
Equity Fund)


RVST RiverSource Variable Portfolio - High Yield Bond Fund       0.59       0.13     0.17            --           0.89


RVST RiverSource Variable Portfolio - Short Duration U.S.        0.48       0.13     0.18            --           0.79
Government Fund


RVST Seligman Variable Portfolio - Growth Fund                   0.45       0.13     0.17          0.04           0.79
(previously RVST RiverSource Variable Portfolio - Growth
Fund)


RVST Seligman Variable Portfolio - Smaller-Cap Value Fund        0.62       0.13     0.31            --           1.06(9)
(previously RVST RiverSource Variable Portfolio - Small Cap
Advantage Fund)


Third Avenue Value Portfolio                                     0.90         --     0.34            --           1.24


Wanger International                                             0.84         --     0.18            --           1.02


Wanger USA                                                       0.85         --     0.11            --           0.96





   * The Funds provided the information on their expenses and we have not independently verified the information.


  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual expenses (subject to certain exclusions) to 1.30%. In addition, the Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco AIM receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. After fee waivers and expense reimbursements net expenses would be 1.11% for AIM V.I. Capital Development Fund, Series I Shares and 0.90% for AIM V.I. Core Equity Fund, Series I Shares.


 (2) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements, net expenses would be 1.34%.


 (3) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee reductions net expenses would be 1.03%.


 (4) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 1.04%.


 (5) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval. After expense reductions, net expenses would be 0.71%.




 (6) The Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through Dec. 31, 2009. After fee waivers and expense reimbursements, net expenses would be 1.25%.


 (7) Lincoln Investment Advisors Corporation has contractually agreed to reimburse the Fund to the extent that the Fund's total annual operating expenses exceed 1.29% of average daily net assets. The agreement will continue at least through April 30, 2010, and renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund.


 (8) Putnam's Management has a contractual agreement to limit expenses through Dec. 31, 2009. After fee waivers and expense reimbursements, net expenses would be 1.35%.


 (9) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed 1.12%.



--------------------------------------------------------------------------------
                        RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  9

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. This example assumes the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. It assumes that you select the optional GMIB. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                             IF YOU DO NOT WITHDRAW YOUR CONTRACT
                            IF YOU WITHDRAW YOUR CONTRACT                  OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
                     1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

                     $1,385      $2,618      $3,802      $6,309           $685       $2,018      $3,302      $6,309



MINIMUM EXPENSES. This example assumes the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. It assumes that you do not select any optional benefits. Although your actual costs maybe higher or lower, based on these assumptions your costs would be:



                                                                             IF YOU DO NOT WITHDRAW YOUR CONTRACT
                            IF YOU WITHDRAW YOUR CONTRACT                  OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
                     1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

                      $913       $1,257      $1,627      $2,425           $213        $657       $1,127      $2,425




(1) In these examples, the $30 contract administrative charge is estimated as a .056% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.



--------------------------------------------------------------------------------
 10  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combinations in Appendix B.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT. The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a

--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS 11 redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under any asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including, but not limited to, expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds, and Disciplined Asset Allocation Portfolios funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2008.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").


  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and withdrawing from the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.


- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating investment professionals who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.


--------------------------------------------------------------------------------
 12  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments.

  The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours.

  The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  13

YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING
FUNDS:





-----------------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
AIM V.I. Capital   Seeks growth of capital.                         Invesco Aim Advisors, Inc.
Appreciation                                                        adviser, advisory entities
Fund, Series I                                                      affiliated with Invesco Aim
Shares                                                              Advisors, Inc.,
                                                                    subadvisers.

                                                                    On or about Aug. 1, 2009,
                                                                    the business of Invesco Aim
                                                                    Advisors, Inc. and Invesco
                                                                    Global Asset Management,
                                                                    Inc. will be combined into
                                                                    Invesco Institutional,
                                                                    which will be renamed
                                                                    Invesco Advisers, Inc. and
                                                                    will serve as the Fund's
                                                                    investment adviser.
-----------------------------------------------------------------------------------------------

AIM V.I. Capital   Seeks long-term growth of capital.               Invesco Aim Advisors, Inc.
Development Fund,                                                   adviser, advisory entities
Series I Shares                                                     affiliated with Invesco Aim
                                                                    Advisors, Inc.,
                                                                    subadvisers.

                                                                    On or about Aug. 1, 2009,
                                                                    the business of Invesco Aim
                                                                    Advisors, Inc. and Invesco
                                                                    Global Asset Management,
                                                                    Inc. will be combined into
                                                                    Invesco Institutional,
                                                                    which will be renamed
                                                                    Invesco Advisers, Inc. and
                                                                    will serve as the Fund's
                                                                    investment adviser.
-----------------------------------------------------------------------------------------------

AIM V.I. Core      Seeks growth of capital.                         Invesco Aim Advisors, Inc.
Equity Fund,                                                        adviser, advisory entities
Series I Shares                                                     affiliated with Invesco Aim
                                                                    Advisors, Inc.,
                                                                    subadvisers.

                                                                    On or about Aug. 1, 2009,
                                                                    the business of Invesco Aim
                                                                    Advisors, Inc. and Invesco
                                                                    Global Asset Management,
                                                                    Inc. will be combined into
                                                                    Invesco Institutional,
                                                                    which will be renamed
                                                                    Invesco Advisers, Inc. and
                                                                    will serve as the Fund's
                                                                    investment adviser.
-----------------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.               AllianceBernstein L.P.
VPS Global
Technology
Portfolio (Class
B)
-----------------------------------------------------------------------------------------------

AllianceBernstein  Seeks to generate income and price               AllianceBernstein L.P.
VPS Intermediate   appreciation without assuming what
Bond Portfolio     AllianceBernstein considers to be undue risk.
(Class B)
-----------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 14  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

-----------------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
AllianceBernstein  Seeks long-term growth of capital.               AllianceBernstein L.P.
VPS Large Cap
Growth Portfolio
(Class B)
-----------------------------------------------------------------------------------------------

Credit Suisse      Seeks long-term capital appreciation.            Credit Suisse Asset
Trust - U.S.                                                        Management, LLC
Equity Flex III
Portfolio
(previously
Credit Suisse
Trust - Mid-Cap
Core Portfolio)
-----------------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks high total return through a combination    Fidelity Management &
Growth & Income    of current income and capital appreciation.      Research Company (FMR),
Portfolio Service  Normally invests a majority of assets in         investment manager; FMR
Class              common stocks with a focus on those that pay     U.K., FMR Far East, sub-
                   current dividends and show potential for         advisers.
                   capital appreciation. Invests in domestic and
                   foreign issuers. The Fund invests in either
                   "growth" stocks or "value" stocks or both.
-----------------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally      Fidelity Management &
Mid Cap Portfolio  invests primarily in common stocks. Normally     Research Company (FMR),
Service Class      invests at least 80% of assets in securities     investment manager; FMR
                   of companies with medium market                  U.K., FMR Far East, sub-
                   capitalizations. May invest in companies with    advisers.
                   smaller or larger market capitalizations.
                   Invests in domestic and foreign issuers. The
                   Fund invests in either "growth" or "value"
                   common stocks or both.
-----------------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally      Fidelity Management &
Overseas           invests primarily in common stocks allocating    Research Company (FMR),
Portfolio Service  investments across different countries and       investment manager; FMR
Class              regions. Normally invests at least 80% of        U.K., FMR Far East,
                   assets in non-U.S. securities.                   Fidelity International
                                                                    Investment Advisors (FIIA)
                                                                    and FIIA U.K., sub-
                                                                    advisers.
-----------------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks high total return.                         Franklin Templeton
Global Real                                                         Institutional, LLC
Estate Securities
Fund - Class 2
-----------------------------------------------------------------------------------------------

FTVIPT Mutual      Seeks capital appreciation, with income as a     Franklin Mutual Advisers,
Shares Securities  secondary goal.                                  LLC
Fund - Class 2
-----------------------------------------------------------------------------------------------

FTVIPT Templeton   Seeks long-term capital growth.                  Templeton Investment
Foreign                                                             Counsel, LLC
Securities
Fund - Class 2
-----------------------------------------------------------------------------------------------

Goldman Sachs VIT  Long-term growth of capital.                     Goldman Sachs Asset
Capital Growth                                                      Management, L.P.
Fund - Instituti-
onal Shares
-----------------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital.               Goldman Sachs Asset
Strategic                                                           Management International
International
Equity
Fund - Instituti-
onal Shares
-----------------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital and dividend   Goldman Sachs Asset
Structured U.S.    income.                                          Management, L.P.
Equity Fund -
Institutional
Shares
-----------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  15

-----------------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
Janus Aspen        Seeks long-term growth of capital.               Janus Capital Management
Series Enterprise                                                   LLC
Portfolio:
Service Shares
(previously Janus
Aspen Series Mid
Cap Growth
Portfolio:
Service Shares)
-----------------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.               Janus Capital Management
Series Global                                                       LLC
Technology
Portfolio:
Service Shares
-----------------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital in a manner    Janus Capital Management
Series Janus       consistent with the preservation of capital.     LLC
Portfolio:
Service Shares
(previously Janus
Aspen Series
Large Cap Growth
Portfolio:
Service Shares)
-----------------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.               Janus Capital Management
Series Overseas                                                     LLC
Portfolio:
Service Shares
(previously Janus
Aspen Series
International
Growth Portfolio:
Service Shares)
-----------------------------------------------------------------------------------------------

JPMorgan           Seeks high total return from a portfolio of      J.P. Morgan Investment
Insurance Trust    selected equity securities.                      Management Inc.
U.S. Equity
Portfolio - Class
1 Shares
(previously
JPMorgan U.S.
Large Cap Core
Equity Portfolio)
-----------------------------------------------------------------------------------------------

Lazard Retirement  Seeks long-term capital appreciation.            Lazard Asset Management,
International                                                       LLC
Equity
Portfolio - Serv-
ice Shares
-----------------------------------------------------------------------------------------------

Lazard Retirement  Seeks long-term capital appreciation. long-      Lazard Asset Management,
U.S. Strategic     term capital appreciation.                       LLC
Equity
Portfolio - Serv-
ice Shares
-----------------------------------------------------------------------------------------------

LVIP Baron Growth  Seeks capital appreciation through long-term     Lincoln Investment
Opportunities      investments in securities of small and mid-      Advisors, adviser; BAMCO,
Fund - Service     sized companies with undervalued assets or       Inc., sub-adviser.
Class              favorable growth prospects.
-----------------------------------------------------------------------------------------------

MFS(R) New         Seeks capital appreciation.                      MFS Investment
Discovery                                                           Management(R)
Series - Initial
Class
-----------------------------------------------------------------------------------------------

MFS(R) Research    Seeks capital appreciation.                      MFS Investment
Series - Initial                                                    Management(R)
Class
-----------------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                              MFS Investment
Series - Initial                                                    Management(R)
Class
-----------------------------------------------------------------------------------------------

Putnam VT Growth   Seeks capital growth and current income.         Putnam Investment
and Income                                                          Management, LLC
Fund - Class IB
Shares
-----------------------------------------------------------------------------------------------

Putnam VT          Seeks capital appreciation.                      Putnam Investment
International                                                       Management, LLC
Equity
Fund - Class IB
Shares
-----------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 16  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

-----------------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
Putnam VT          Seeks long-term capital appreciation.            Putnam Investment
International New                                                   Management, LLC
Opportunities
Fund - Class IB
Shares
-----------------------------------------------------------------------------------------------

Royce Capital      Seeks long-term growth of capital.               Royce & Associates, LLC
Fund - Micro-Cap
Portfolio,
Investment Class
-----------------------------------------------------------------------------------------------

Royce Capital      Seeks long-term growth of capital.               Royce & Associates, LLC
Fund - Small-Cap
Portfolio,
Investment Class
-----------------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum total investment return through    RiverSource Investments,
Variable           a combination of capital growth and current      LLC
Portfolio - Bala-  income.
nced Fund
-----------------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum current income consistent with     RiverSource Investments,
Variable           liquidity and stability of principal.            LLC
Portfolio - Cash
Management Fund
-----------------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income while         RiverSource Investments,
Variable           attempting to conserve the value of the          LLC
Portfolio - Dive-  investment for the longest period of time.
rsified Bond Fund
-----------------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and, as a     RiverSource Investments,
Variable           secondary goal, steady growth of capital.        LLC
Portfolio - Dive-
rsified Equity
Income Fund
-----------------------------------------------------------------------------------------------

RVST RiverSource   Seeks capital appreciation.                      RiverSource Investments,
Variable                                                            LLC
Portfolio - Dyna-
mic Equity Fund
(previously RVST
RiverSource
Variable
Portfolio - Large
Cap Equity Fund)
-----------------------------------------------------------------------------------------------

RVST RiverSource   Seeks high current income, with capital growth   RiverSource Investments,
Variable           as a secondary objective.                        LLC
Portfolio - High
Yield Bond Fund
-----------------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and safety    RiverSource Investments,
Variable           of principal consistent with investment in       LLC
Portfolio - Short  U.S. government and government agency
Duration U.S.      securities.
Government Fund
-----------------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term capital growth.                  RiverSource Investments,
Variable                                                            LLC
Portfolio - Grow-
th Fund
(previously RVST
RiverSource
Variable
Portfolio - Grow-
th Fund)
-----------------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term capital growth.                  RiverSource Investments,
Variable                                                            LLC, adviser; Kenwood
Portfolio - Smal-                                                   Capital Management LLC,
ler-Cap Value                                                       sub-adviser.
Fund (previously
RVST RiverSource
Variable
Portfolio - Small
Cap Advantage
Fund)
-----------------------------------------------------------------------------------------------

Third Avenue       Seeks long-term capital appreciation.            Third Avenue Management LLC
Value Portfolio
-----------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  17

-----------------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES                INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------
Wanger             Seeks long-term growth of capital.               Columbia Wanger Asset
International                                                       Management, L.P.
-----------------------------------------------------------------------------------------------

Wanger USA         Seeks long-term capital appreciation.            Columbia Wanger Asset
                                                                    Management, L.P.
-----------------------------------------------------------------------------------------------




THE GUARANTEE PERIOD ACCOUNTS (GPAS)

The GPAs may not be available in some states.

You may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The minimum required investment in each GPA is $1,000. There are restrictions on the amount you can allocate to these accounts as well as on transfers from these accounts (see "Buying Your Contract" and "Transfer policies"). These accounts are not offered after annuity payouts begin.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion ("Future Rates"). We will determine Future Rates based on various factors including, but not limited to, the interest rate environment, returns we earn on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition and RiverSource Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below). During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.


We hold amounts you allocate to the GPAs in a "nonunitized" separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company's general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations by interest rates. We seek to achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments

--------------------------------------------------------------------------------
 18 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies - Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) - or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)
We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. This is summarized in the following table:

               IF YOUR GPA RATE IS:                                       THE MVA IS:

Less than the new GPA rate + 0.10%                                         Negative

Equal to the new GPA rate + 0.10%                                          Zero

Greater than the new GPA rate + 0.10%                                      Positive


GENERAL EXAMPLES
As the examples below demonstrate, the application of an MVA may result in either a gain or loss of principal. We refer to all of the transactions described below as "early withdrawals."

ASSUME:
- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  19

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

                                     1 + I
EARLY WITHDRAWAL AMOUNT X  [(   ---------------   )   (N/12)  - 1]  = MVA
                                  1 + J + .001



       Where i = rate earned in the GPA from which amounts are being transferred or withdrawn.

              j = current rate for a new Guaranteed Period equal to the
                     remaining term in the current Guarantee Period.

              n = number of months remaining in the current Guarantee Period
                     (rounded up).

EXAMPLES

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

                      1.030
$1,000 X    [(   ---------------   )   (84/12)  - 1]  = -$39.84
                 1 + .035 + .001


In this example, the MVA is a negative $39.84.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

                      1.030
$1,000 X    [(   ---------------   )   (84/12)  - 1]  = $27.61
                 1 + .025 + .001


In this example, the MVA is a positive $27.61.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 6%. (See
"Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

THE ONE-YEAR FIXED ACCOUNT


You may allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company's general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare.



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 20  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life annuities, product design, competition, and RiverSource Life's revenues and expenses. The guaranteed minimum interest rate offered may vary by state but will not be lower than state law allows.

There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see "Buying Your Contract" and "Making the Most of Your Contract -- Transfer policies").

Interest in the one-year fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account, however, disclosures regarding the one-year fixed account, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

BUYING YOUR CONTRACT

New contracts are not currently being offered. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable.

As the owner, you have all rights and may receive all benefits under the contract. You can own a qualified or nonqualified annuity. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger. (The age limit may be younger for qualified annuities in some states.)

When you applied, you selected (if available in your state):

- a death benefit option if both you and the annuitant are 79 or younger at contract issue(1);

- the optional Guaranteed Minimum Income Benefit Rider(2);

- the optional 8% Performance Credit Rider(2);

- the one-year fixed account, GPAs and/or subaccounts in which you want to invest(3);

- how you want to make purchase payments;

- the date you want to start receiving annuity payouts (the retirement date);
  and

- a beneficiary.

(1) If you and the annuitant are 79 or younger at contract issue, you may select the ROP, MAV or EDB death benefit. The EDB not be available in all states. If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply.
(2) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available if the annuitant is 75 or younger at contract issue. If you select the GMIB you must select either the MAV death benefit or the EDB.
(3) Some states may restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs are not available under contracts issued in Maryland, Oregon, Pennsylvania or Washington and may not be available in other states.

The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs. For contracts with applications signed on or after June 16, 2003, the amount of any purchase payment allocated to the GPAs and the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish a dollar cost averaging arrangement with respect to the purchase payment according to procedures currently in effect, or you are participating according to the rules of an asset allocation model portfolio program available under the contract, if any.

We apply your initial purchase payments to the GPAs, one-year fixed account and subaccounts you select. If we receive your purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

You may make monthly payments to your contract under a SIP. You must make an initial purchase payment of at least $5,000 in South Carolina, Texas or Washington or $2,000 in all other states. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.


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                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  21

THE RETIREMENT DATE
Annuity payouts begin on the retirement date. When we process your application, we will establish the retirement date to be the maximum age for nonqualified annuities and Roth IRAs and for qualified annuities the date specified below. You can also select a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

- no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75, or such other date as agreed upon by us.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the retirement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).

If you satisfy your required minimum distributions in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.

BENEFICIARY
We will pay the death benefit to your named beneficiary if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until receive the beneficiary's completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of your contract.

MINIMUM PURCHASE PAYMENTS
  $50 for SIPs

  $100 for all other payments

MAXIMUM TOTAL PURCHASE PAYMENTS*
  $1,000,000 for issue ages up to 85

  $100,000 for issue ages 86 to 90

* These limits apply in total to all RiverSource Life annuities you own. We reserve the right to waive or increase maximum limits. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to our corporate office:

RIVERSOURCE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SIP

Contact your investment professional to complete the necessary SIP paperwork.

LIMITATIONS ON USE OF CONTRACT
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory

--------------------------------------------------------------------------------
 22 RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS obligations. Under these circumstances, we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

CHARGES

ALL CONTRACTS

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary or, if earlier, when the contract is fully withdrawn. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value. Some states limit the amount of any contract charge allocated to the one-year fixed account.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee includes coverage under any of the three death benefit options. This fee covers the mortality and expense risk that we assume. This fee does not apply to the GPAs or the one-year fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge or variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed below, will cover sales and distribution expenses.

WITHDRAWAL CHARGE
If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from any purchase payment we received less than eight years before the date of withdrawal. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustments (MVA).")

Each time you make a purchase payment under the contract, a withdrawal charge attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to a schedule shown in the contract. For example, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 7%. The withdrawal charge percentage for that payment during the seventh year after it is made is 2%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no withdrawal charge as to that payment.


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                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  23

You may withdraw an amount during any contract year without incurring a withdrawal charge. We call this amount the Total Free Amount ("TFA"). The TFA is the amount of your contract value that you may withdraw without incurring a withdrawal charge. Amounts withdrawn in excess of the Total Free Amount may be subject to a withdrawal charge as described below. The Total Free Amount is defined as the maximum of (a) and (b) where:

(a) is 10% of your prior anniversary's contract value; and

(b) is current contract earnings.

NOTE: We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero. We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn
(PPW) in numbers three and four above as:

                    (ACV - XSF)
PPW   =   XSF   +   -----------   X   (PPNPW - XSF)
                     (CV - TFA)


If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine your withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn.

    YEARS FROM PURCHASE            WITHDRAWAL CHARGE
      PAYMENT RECEIPT                 PERCENTAGE
             1                             7%
             2                             7
             3                             6
             4                             6
             5                             5
             6                             4
             7                             2
             Thereafter                    0


For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

Note that the withdrawal charge is assessed against the original amount of your purchase payments that are subject to a withdrawal charge, event if your contract has lost value. This means that purchase payments withdrawn may be greater than the amount of contract value you withdraw.


--------------------------------------------------------------------------------
 24  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.27% if the assumed investment rate is 3.5% and 6.77% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:

- We receive these payments:

  - $10,000 initial;

  - $8,000 on the fifth contract anniversary;

  - $6,000 on the eighth contract anniversary; and

- You withdraw the contract for its total withdrawal value of $38,101 during the eleventh contract year and make no other withdrawals during that contract year; and

- The prior anniversary contract value is $38,488.

WITHDRAWAL
  CHARGE      EXPLANATION
   $  0       $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
      0       $10,252.20 is contract earnings in excess of the 10% TFA withdrawal amount withdrawn without withdrawal charge; and
      0       $10,000 initial purchase payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and
    400       $8,000 purchase payment is in its fifth year from receipt, withdrawn with a
              5% withdrawal charge; and
    360       $6,000 purchase payment is in its third year from receipt, withdrawn with a
              6% withdrawal charge.
   ----
   $760


WAIVER OF WITHDRAWAL CHARGE

We do not assess a withdrawal charge for:

- withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent they exceed contract earnings;

- required minimum distributions from a qualified annuity provided the amount is no greater than the required minimum distribution amount calculated under your specific contract currently in force;

- contracts settled using an annuity payout plan;

- death benefits;

- withdrawals you make under your contract's "Waiver of Withdrawal Charges" provision. To the extent permitted by state law, your contract will include this provision when you and the annuitant are under age 76 at contract issue. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your contract for additional conditions and restrictions on this waiver); and

- to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")


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                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  25

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

OPTIONAL LIVING BENEFITS

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE
We charge a fee (currently 0.35%) based on the adjusted contract value for this optional feature only if you select it. If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate the GMIB fee among the subaccounts, GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee from the proceeds payable adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin.

We calculate the fee as follows: 0.35% X (CV + ST - FAV)

 CV = contract value on the contract anniversary.

 ST = transfers from the subaccounts to the GPAs or the one-year fixed account made six months before the contract anniversary.

 FAV = the value of your GPAs and the one-year fixed account.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts, and not on the GPAs or the one-year fixed account.

EXAMPLE
- You purchase the contract with a payment of $50,000 and allocate all of your payment to the subaccounts.

- During the first contract year your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.

- On the first contract anniversary the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.

- The GMIB fee percentage is 0.35%.

We calculate the charge for the GMIB as follows:
  Contract value on the contract anniversary:                          $73,250.00
  plus transfers from the subaccounts to the one-year fixed account
  in the six months before the contract anniversary:                   +15,000.00
  minus the value of the one-year fixed account on the contract
  anniversary:                                                         -15,250.00
                                                                       ----------
                                                                       $73,000.00
  The GMIB fee charged to you: 0.35% x $73,000 =                       $   255.50


8% PERFORMANCE CREDIT RIDER (PCR) FEE
We charge a fee of 0.25% of your contract value for this optional feature only if you select it. If selected, we deduct the PCR fee from your contract value on your contract anniversary date at the end of each contract year. We prorate this fee among the subaccounts, GPAs and the one-year fixed account in the same proportion as your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee from the proceeds payable adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.


--------------------------------------------------------------------------------
 26  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPAS AND ONE-YEAR FIXED ACCOUNT
We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of these accounts equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs;

- plus any contract value credits allocated to the GPAs and the one-year fixed account;

- plus interest credited;

- minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the fee for any of the following optional benefits you have selected:

  - Guaranteed Minimum Income Benefit rider

  - Performance Credit rider

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any contract value credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any contract value credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial withdrawals;

- withdrawal charges;

and the deduction of a prorated portion of:

- the contract administrative charge; and


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                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  27

- the fee for any of the following optional benefits you have selected:

  - Guaranteed Minimum Income Benefit rider

  - Performance Credit rider

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fee and the variable account administrative charge.

CONTRACT VALUE CREDITS
You are eligible to receive a contract value credit if you select the ROP Death Benefit. Before annuity payouts begin while this contract is in force we will apply contract value credits to your contract beginning on the eighth contract anniversary if there are "eligible purchase payments." Generally, we will apply contract value credits on an annual basis at your contract anniversary. However, we reserve the right to apply contract value credits on a quarterly or a monthly basis.

ELIGIBLE PURCHASE PAYMENTS: purchase payments not previously withdrawn that are no longer subject to a withdrawal charge (i.e., that are eight or more years old).

  ANNUAL CONTRACT VALUE CREDIT FORMULA: 0.50% X (CV X (EPP / TPP))

CV   =    contract value at the time of the calculation.
EPP  =    eligible purchase payments at the time of the calculation.
TPP  =    total purchase payments at the time of the calculation.


If we calculate and apply contract value credits on a quarterly basis, we will change the percentage we use in the calculation from 0.50% to 0.125%. If we calculate and apply the credit on a monthly basis, we will change the percentage we use in the calculation from 0.50% to 0.04167%.

We allocate contract value credits to the fixed accounts and subaccounts according to the asset allocation instructions that you have in place at the time we apply the contract value credit. We continue to apply contract value credits for the life of your contract until total withdrawal or annuity payouts begin. The contract value credits will be taxable when we distribute contract value to you.

The contract value credit is available because of lower costs associated with a reduced death benefit guarantee. Because the guaranteed death benefit is lower in situations where the contract value credit is paid, there may be circumstances where you may be worse off for having received the credit than in other contracts. In particular, if the market were to decline, and a death benefit became payable, the amount paid might be less.

EXAMPLE
- You purchase a contract with a payment of $100,000 and you select the ROP Death Benefit.

- You make an additional payment on the fourth contract anniversary of $60,000.

- Your contract value on the eighth contract anniversary grows to $250,000. We choose to apply contract value credits on an annual basis. Your eligible purchase payment on the eighth contract anniversary is the original $100,000 payment; the additional $60,000 payment made on the fourth contract anniversary is still subject to a withdrawal charge. We calculate the contract value credit as follows:

     0.50% x ($250,000 x ($100,000 / $160,000) = $781.25

After application of the contract value credit, your contract value on the eighth contract anniversary would be $250,781.25.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of

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 28  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS
your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                NUMBER
By investing an equal number of dollars                            AMOUNT     ACCUMULATION     OF UNITS
each month ...                                           MONTH    INVESTED     UNIT VALUE     PURCHASED
                                                          Jan       $100           $20           5.00
                                                          Feb        100            18           5.56
you automatically buy                                     Mar        100            17           5.88
more units when the                         (ARROW)       Apr        100            15           6.67

per unit market price is low...                           May        100            16           6.25

                                                          Jun        100            18           5.56

                                                          Jul        100            17           5.88

and fewer units                                           Aug        100            19           5.26

when the per unit                           (ARROW)       Sept       100            21           4.76

market price is high.                                     Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.

TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM
If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for the Tiered DCA program. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:

IF YOUR NET CONTRACT VALUE(1) IS ...   WE ALLOCATE YOUR NEW PURCHASE PAYMENTS TO:
           $10,000-$49,999                        Tier 1 DCA account
           $50,000 or more                        Tier 2 DCA account(2)


(1) "Net contract value" equals your current contract value plus any new purchase payment you make. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.
(2) You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.

You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You p cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for only six months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the GPAs, the one-year fixed account and/or subaccounts you select over the six-month period. If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.


We reserve the right to credit a lower interest rate to each Tiered DCA account if you select the GPAs or the one-year fixed account as part of your Tiered DCA transfers. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. From time to time, we may credit interest to the Tiered DCA account at promotional rates that are higher than those we credit to the one-year fixed account. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes. We credit each Tiered DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.



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                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  29

If you make additional purchase payments while a Tiered DCA account term is in progress, the amounts you allocate to an existing Tiered DCA account will be transferred out of the Tiered DCA account over the remainder of the term. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple payments after the six-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.


You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account. For more information on the Tiered DCA program, contact your investment professional.

The Tiered DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.

TRANSFERRING AMONG ACCOUNTS
You may transfer contract value from any one subaccount, GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.

The date your request to transfer will be processed depends on when we receive it:


- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.



- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.


There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.


--------------------------------------------------------------------------------
 30  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

We may suspend or modify transfer privileges at any time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer. We reserve the right to further limit transfers to the GPAs and one-year fixed account if the interest rate we are then currently crediting to the one-year fixed account is equal to the minimum interest rate stated in the contract.


- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. For contracts issued before June 16, 2003, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

  For contracts with applications signed on or after June 16, 2003, the amount of contract value transferred to the GPAs and the one-year fixed account cannot result in the value of the GPAs and the one-year fixed account in total being greater than 30% of the contract value. The time limitations on transfers from the GPAs and one-year fixed account will be enforced, and transfers out of the GPAs and one-year fixed account are limited to 30% of the GPA and one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the GPAs will be effective on the valuation date we receive it.

- If you select a variable payout, once annuity payouts begin, you may make transfers once per contract year among the subaccounts and we reserve the right to limit the number of subaccounts in which you may invest.

- Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.


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                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  31

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automatic transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.


--------------------------------------------------------------------------------
 32  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our corporate office:

RIVERSOURCE LIFE INSURANCE COMPANY
829 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value or entire account balance

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax with holding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your investment professional can help you set up automated transfers or partial withdrawals among your subaccounts, GPAs or one-year fixed account.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT
Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

 3 BY PHONE

Call between  8 a.m. and  7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a

--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS 33 telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

WITHDRAWALS


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. If we receive your withdrawal request in good order at our corporate office before the close of business, we will process your withdrawal using the accumulation unit value we calculate on the valuation date we received your withdrawal request. If we receive your withdrawal request at our corporate office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay contract charges or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")


Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced (see "Optional Benefits"). In addition, withdrawals you are required to take to satisfy required minimum distributions under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

WITHDRAWAL POLICIES
If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts, GPAs and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT
By regular or express mail:

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.


Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:


  - the withdrawal amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.



In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.



--------------------------------------------------------------------------------
 34  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2; or

  - you are disabled as defined in the Code; or

  - you severed employment with the employer who purchased the contract; or

  - the distribution is because of your death; or

  - effective Jan. 1, 2009, the distribution is due to plan termination; or

  - effective Jan. 1, 2009, you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you have a GMIB rider, the rider will terminate upon transfer of ownership. (See "Optional Benefits.")

BENEFITS IN CASE OF DEATH

There are three death benefit options under this contract:

- Return of Purchase Payments (ROP) Death Benefit;

- Maximum Anniversary Value (MAV) Death Benefit; and

- Enhanced Death Benefit (EDB) rider.

If either you or the annuitant are 80 or older at contract issue, the ROP death benefit will apply. If both you and the annuitant are 79 or younger at contract issue, you can elect either the ROP death benefit, the MAV death benefit or EDB death benefit rider (if its available in your state) on your application. If you select GMIB you must select either the MAV death benefit or the EDB death benefit rider. Once you elect an option, you cannot change it. We show the option that applies in your contract.

There are no additional charges for any of the death benefit options. However, if you select ROP death benefit you may be eligible for contract value credits (see "Valuing Your Investments -- Contract Value Credits").


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  35

Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you chose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT


The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of these two values, minus any applicable rider charges:


1. contract value; or


2. total purchase payments applied to the contract minus adjusted partial withdrawals.


                                                                     PW X DB
ADJUSTED PARTIAL WITHDRAWALS FOR THE ROP OR MAV DEATH BENEFIT   =   --------
                                                                       CV



  PW = the amount by which the contract value is reduced as a result of the partial withdrawal.


  DB = the death benefit on the date of (but prior to) the partial withdrawal.

  CV = contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE
- You purchase the contract with a payment of $20,000.

- On the first contract anniversary you make an additional purchase payment of $5,000.

- During the second contract year the contract value falls to $22,000 and you take a $1,500 partial withdrawal.

- During the third contract year the contract value grows to $23,000.


We calculate the ROP death benefit as follows:
Contract value at death:                                                                $   23,000
                                                                                        ----------
Purchase payments minus adjusted partial withdrawals:
           Total purchase payments:                                                     $25,000.00
           minus adjusted partial withdrawals calculated as:
           $1,500 x $25,000
           ----------------  =                                                           -1,704.55
                $22,000
                                                                                        ----------
           for a death benefit of:                                                      $23,295.45
                                                                                        ----------




  THE ROP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:
  $23,295.45


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your investment professional whether or not the MAV death benefit is appropriate for your situation.

If both you and the annuitant are age 79 or younger at contract issue, you may choose to add the MAV death benefit to your contract. If you select the Guaranteed Minimum Income Benefit Rider you must select either the MAV death benefit or the EDB death benefit rider.


The MAV death benefit provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these three values, minus any applicable rider charges:


1. contract value;


2. total purchase payments applied to the contract minus adjusted partial withdrawals; or



3. the maximum anniversary value immediately preceding the date of death plus any purchase payments applied to the contract since that anniversary minus adjusted partial withdrawals since that anniversary.


MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value.

--------------------------------------------------------------------------------
 36  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.

EXAMPLE
- You purchase the contract with a payment of $20,000.

- On the first contract anniversary the contract value grows to $29,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the MAV death benefit as follows:
Contract value at death:                                                                 $20,500.00
                                                                                         ----------
Purchase payments minus adjusted partial withdrawals:
           Total purchase payments:                                                      $20,000.00
           minus adjusted partial withdrawals, calculated as:
           $1,500 x $20,000
           ----------------  =                                                            -1,363.64
                $22,000
                                                                                         ----------
           for a death benefit of:                                                       $18,636.36
                                                                                         ----------
The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:
           MAV on the prior anniversary:                                                 $29,000.00
           plus purchase payments made since the prior anniversary:                           +0.00
           minus adjusted partial withdrawals, calculated as:
           $1,500 x $29,000
           ----------------  =                                                            -1,977.27
                $22,000
                                                                                         ----------
           for a death benefit of:                                                       $27,022.73
                                                                                         ----------



  THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES:
  $27,022.73

ENHANCED DEATH BENEFIT (EDB)

The EDB is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The EDB does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your investment professional whether or not the EDB is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB to your contract. If you select the Guaranteed Minimum Income Benefit Rider you must select either the MAV death benefit or the EDB rider.


The EDB provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of these three values, minus any applicable rider charges:


1. contract value;


2. total purchase payments applied to the contract minus adjusted partial withdrawals; or


3. the 5% rising floor.

5% RISING FLOOR: This is the sum of the value of your GPAs, the one-year fixed account and the variable account floor. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we establish the variable account floor as:

- the amounts allocated to the subaccounts at issue increased by 5%;

- plus any subsequent amounts allocated to the subaccounts;

- minus adjusted transfers and partial withdrawals from the subaccounts.


Thereafter, we continue to add subsequent purchase payments allocated to the subaccounts and subtract adjusted transfers and partial withdrawals from the subaccounts. On each contract anniversary after the first, through age 80, we add an amount to the variable account floor equal to 5% of the prior anniversary's variable account floor. We stop adding this amount after you or the annuitant reach age 81.



--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  37

                                                                PWT X VAF
5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS   =   ---------
                                                                    SV




PWT   =   the amount by which the contract value in the subaccounts is reduced as a result of the partial withdrawal or transfer from the subaccounts.
VAF   =   variable account floor on the date of (but prior to) the transfer or partial withdrawal.
SV    =   value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.



EXAMPLE
- You purchase the contract with a payment of $25,000 with $5,000 allocated to the one-year fixed account and $20,000 allocated to the subaccounts.

- On the first contract anniversary, the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200.

- During the second contract year the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

The death benefit is calculated as follows:
Contract value at death:                                                                $ 22,800.00
                                                                                        -----------
Purchase payments minus adjusted partial withdrawals:
           Total purchase payments:                                                     $ 25,000.00
           minus adjusted partial withdrawals, calculated as:
           $1,500 x $25,000

           ----------------  =
                $24,300                                                                   -1,543.21
                                                                                        -----------
           for a death benefit of:                                                      $ 23,456.79
                                                                                        -----------
The 5% rising floor:
           The variable account floor on the first contract anniversary, calculated as:
           1.05 x $20,000 =                                                             $ 21,000.00
           plus amounts allocated to the subaccounts since that anniversary:                  +0.00
           minus the 5% rising floor adjusted partial withdrawal from the subaccounts, calculated as:
           $1,500 x $21,000
           ----------------  =
                $19,000                                                                  -$1,657.89
                                                                                        -----------
           variable account floor benefit:                                              $ 19,342.11
           plus the one-year fixed account value:                                         +5,300.00

                                                                                        -----------
           5% rising floor (value of the GPAs, the one-year fixed account and the
           variable account floor):                                                     $ 24,642.11
                                                                                        -----------




  THE EDB DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES:
  $24,642.11

IF YOU DIE BEFORE YOUR RETIREMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES
If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The GMIB rider, if selected, will terminate. (See "Optional Benefits.")


--------------------------------------------------------------------------------
 38  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES
- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

  Your spouse may elect to assume ownership of the contract at any time before annuity payments begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The GMIB rider, if selected, will terminate. (See "Optional Benefits.")

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after your death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS


The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)
The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. You should consider whether the GMIB rider is appropriate for your situation because:

- you must hold the GMIB for seven years;

- the GMIB rider terminates* 30 days following the contract anniversary after the annuitant's 86th birthday;

- you can only exercise the GMIB within 30 days after a contract anniversary;

- the 6% rising floor value we use in the GMIB benefit base to calculate annuity payouts under the GMIB is limited after age 81; and

- there are additional costs associated with the rider.

* The rider and annual fee terminate 30 days following the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.

If you are purchasing the contract as a qualified annuity, such as an IRA, and you are planning to begin annuity payouts after the date on which minimum distributions required by the IRS must begin, you should consider whether the GMIB is appropriate for you. Partial withdrawals you take from the contract, including those taken to satisfy required minimum distributions, will reduce the GMIB benefit base (defined below), which in turn may reduce or eliminate the amount of any annuity payments available under the rider (see
"Taxes -- Qualified Annuities -- Required Minimum Distributions"). Consult a tax advisor before you purchase any GMIB with a qualified annuity, such as an IRA.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  39

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this optional benefit at the time you purchase your contract for an additional annual charge (see "Charges"). You cannot select this rider if you select the 8% Performance Credit Rider. You must elect the GMIB along with either the MAV death benefit or the EDB death benefit rider at the time you purchase your contract and your rider effective date will be the contract issue date. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a GMIB rider is appropriate for your situation. Be sure to discuss with your investment professional whether either GMIB rider option is appropriate for your situation.

In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB on the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, transfers and withdrawals in the GMIB calculations.

INVESTMENT SELECTION UNDER THE GMIB: You may allocate your purchase payments or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in the RiverSource Variable Portfolio -- Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.

EXERCISING THE GMIB:
- you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.

- the annuitant on the retirement date must be between 50 and 86 years old.

- you can only take an annuity payout under one of the following annuity payout plans:

  - Plan A - Life Annuity -- no refund

  - Plan B - Life Annuity with ten years certain

  - Plan D - Joint and last survivor life annuity -- no refund

- you may change the annuitant for the payouts.

When you exercise your GMIB, you may select a fixed or variable annuity payout plan. Fixed annuity payouts are calculated using the annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 2.5%. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

Pt-1 (1 + I)
------------  = Pt
    1.05



Pt-1  = prior annuity payout
Pt    = current annuity payout
i     = annualized subaccount performance


Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates we use in the 2.5% Table to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates which may result in annuity payouts that are less than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides.

--------------------------------------------------------------------------------
 40  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you will receive the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.

GMIB BENEFIT BASE: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:

1. contract value;

2. total purchase payments minus adjusted partial withdrawals; or

3. the 6% rising floor.

6% RISING FLOOR: This is the sum of the value of the GPAs, one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

- the initial purchase payments allocated to the subaccounts increased by 6%;

- plus any subsequent amounts allocated to the subaccounts; and

- minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 6% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

Keep in mind that the 6% rising floor is limited after age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments. If we exercise this right, we:

- subtract each payment adjusted for market value from the contract value.

- subtract each payment from the 6% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.

For each payment, we calculate the market value adjustment to the contract value, the GPAs and the one-year fixed account value of the 6% rising floor as:

PMT  X    CVG
-------------
     ECV


      PMT = each purchase payment made in the five years before you exercise the GMIB.

      CVG = current contract value at the time you exercise the GMIB.

      ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments and partial withdrawals occur at the beginning of a contract year.

  For each payment, we calculate the 6% increase of payments allocated to the subaccounts as:

  PMT X (1.06)(CY)

  CY = the full number of contract years the payment has been in the contract.

TERMINATING THE GMIB
- You may terminate the rider within 30 days after the first rider anniversary.

- You may terminate the rider any time after the seventh rider anniversary.

- The rider will terminate on the date:

  - you make a full withdrawal from the contract;

  - a death benefit is payable; or

  - you choose to begin taking annuity payouts under the regular contract provisions.

- The GMIB rider will terminate* 30 days following the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate 30 days following the contract anniversary after the annuitant's 86th birthday, however, if you exercise the GMIB rider before this time, your benefits will continue according to the annuity payout plan you have selected.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  41

EXAMPLE
- You purchase the contract during the 2004 calendar year with a payment of $100,000 and you allocate all of your purchase payment to the subaccounts.

- There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                                                      GMIB
ANNIVERSARY                                CONTRACT VALUE     PURCHASE PAYMENTS       6% RISING FLOOR     BENEFIT BASE
1                                             $107,000             $100,000               $106,000
2                                              125,000              100,000                112,360
3                                              132,000              100,000                119,102
4                                              150,000              100,000                126,248
5                                               85,000              100,000                133,823
6                                              120,000              100,000                141,852
7                                              138,000              100,000                150,363          $150,363
8                                              152,000              100,000                159,388           159,388
9                                              139,000              100,000                168,948           168,948
10                                             126,000              100,000                179,085           179,085
11                                             138,000              100,000                189,830           189,830
12                                             147,000              100,000                201,220           201,220
13                                             215,000              100,000                213,293           215,000
14                                             234,000              100,000                226,090           234,000
15                                             240,000              100,000                239,655           240,000


NOTE: The 6% rising floor value is limited after age 81, but the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity option) would be:

                                                                                            MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                                PLAN A -             PLAN B -          PLAN D JOINT AND
ANNIVERSARY                                                         LIFE ANNUITY --     LIFE ANNUITY WITH     LAST SURVIVOR LIFE
AT EXERCISE                              GMIB BENEFIT BASE             NO REFUND        TEN YEARS CERTAIN    ANNUITY -- NO REFUND
10                                  $179,085 (6% Rising Floor)         $  872.14            $  850.65              $  691.27
15                                   240,000 (Contract Value)           1,346.40             1,286.40               1,034.40


The payouts above are shown at guaranteed annuity rates we use in the 2.5% Table. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:

CONTRACT                                                         PLAN A -             PLAN B -          PLAN D JOINT AND
ANNIVERSARY                                                  LIFE ANNUITY --     LIFE ANNUITY WITH     LAST SURVIVOR LIFE
AT EXERCISE                           GMIB BENEFIT BASE         NO REFUND        TEN YEARS CERTAIN    ANNUITY -- NO REFUND
10                                         $126,000             $  650.16            $  632.52              $  520.38
15                                          240,000              1,416.00             1,351.20               1,096.80


In the example above, at the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.


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 42  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

8% PERFORMANCE CREDIT RIDER (PCR)
The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the seventh and tenth rider anniversaries (see below). This is an optional benefit you may select for an additional annual charge of 0.25% of your contract value. The PCR does not provide any additional benefit before the seventh rider anniversary and it may not be appropriate for issue ages 83 or older due to this required holding period. Be sure to discuss with your investment professional whether or not the PCR is appropriate for your situation.

If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot select the PCR if you select the GMIB.

In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR on the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments.

INVESTMENT SELECTION UNDER THE PCR: You may allocate your purchase payments or transfers to any of the subaccounts, GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the RiverSource Variable Portfolio -- Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.

TARGET VALUE: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 8%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments minus the target value adjusted partial withdrawals at an annual effective rate of 8%.

                                                PW X TV
TARGET VALUE ADJUSTED PARTIAL WITHDRAWALS   =   --------
                                                   CV


  PW = the partial withdrawal including any applicable withdrawal charge or MVA.

  TV  = the target value on the date of (but prior to) the partial withdrawal.

  CV  = contract value on the date of (but prior to) the partial withdrawal.

YOUR BENEFITS UNDER THE PCR ARE AS FOLLOWS:

(a) If on the seventh rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

  3% X (PP - PCRPW - PP5)

     PP = total purchase payments.

  PCRPW = PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix A.

     PP5 = purchase payments made in the prior five years.

We apply the PCR credit to your contract on the seventh rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.

(b) If on the tenth rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

  5% X (PP - PCRPW - PP5)

We restart the calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each seven- and ten-year period as described above.

PCR RESET: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments for the calculating the target value and any applicable PCR credit. The next calculation period for the PCR will

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                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  43
restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.

TERMINATING THE PCR
- You may terminate the PCR within 30 days following the first contract anniversary after the PCR rider effective date.

- You may terminate the PCR within 30 days following the later of the tenth contract anniversary after the PCR rider effective date or the last rider reset date.

- The PCR will terminate on the date:

  - you make a full withdrawal from the contract;

  - that a death benefit is payable; or

  - you choose to begin taking annuity payouts.

EXAMPLE
- You purchase the contract with a payment of $104,000.

- There are no additional purchase payments and no partial withdrawals.

- On the seventh contract anniversary, the contract value is $150,000.

- We determine the target value on the seventh contract anniversary as your purchase payments (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:

  $104,000 x (1.08)(7) = $104,000 x 1.71382 = $178,237.72.

  Your contract value ($150,000) is less than the target value ($178,237.72) so we will add a PCR credit to your contract equal to 3% of your purchase payments (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:

  0.03 x $104,000 = $3,120.

  After application of the PCR credit, your total contract value would be $153,120.

- On the tenth contract anniversary, the contract value is $220,000.

- We determine the target value on the tenth contract anniversary as your purchase payments (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:

  $104,000 x (1.08)(10) = $104,000 x 2.158924 = $224,528.20.

  Your contract value ($220,000) is less than the target value ($224,528.20) so we will add a PCR credit to your contract equal to 5% of your purchase payments (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:

  0.05 x $104,000 = $5,200.

  After application of the PCR credit, your total contract value would be $225,200.

- The PCR calculation period automatically restarts on the tenth contract anniversary with the target values first year's payments equal to $225,200. We would make the next PCR credit determination on the twentieth contract anniversary.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below except under annuity payout Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:
- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.


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 44  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan. Generally, you may select one of the Plans A through E below or another plan agreed to by us.

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will be either 5.27% or 6.77% depending on the applicable assumed investment rate. (See
  "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or


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                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  45

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay federal income tax until there is a distribution (or deemed distribution) from the contract. Certain exceptions apply. We will send a tax information reporting form for any year in which we made a distribution according to our records.


NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.


ANNUITY PAYOUTS: Generally, unlike withdrawals, the taxation of annuity payouts is subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")


WITHDRAWALS: Generally, if you withdraw all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.


WITHHOLDING: If you receive taxable income as a result of an annuity payout or withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct federal, and in some cases state, withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number and you have a valid U.S. address, you may be able to elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full withdrawal) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


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 46  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. In addition, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a withdrawal for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies and annuity contracts, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment or annuity contract, (2) the exchange of an endowment contract for an annuity contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.



For exchanges after 2009, a life insurance policy, annuity or endowment contract or a qualified long-term care insurance contract may be exchanged for a qualified long-term care insurance contract.



For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, IRS Revenue Procedure 2008-24 states if withdrawals are taken from either contract within a 12 month period following a partial exchange, the 1035 exchange may be invalidated. In that case, the following will occur 1) the tax-free nature of the partial exchange can be lost,
2) the exchange will be retroactively treated as a taxable withdrawal on the lesser of the earnings in the original contract or the amount exchanged and 3) the entire amount of the exchange will be treated as a purchase into the second contract. (If certain life events occur between the date of the partial exchange and the date of the withdrawal in the first 12 months, the partial exchange could remain valid.) You should consult your tax advisor before taking any withdrawals from either contract.


ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible

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                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  47
contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

WITHDRAWALS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions ("RMDs") beginning at age
70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a withdrawal, including withdrawals under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion.


The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

In the below situations, the distribution is subject to an optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA are subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);


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 48  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or

- to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes and there is no withholding. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  49

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or no longer most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contracts and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.50% of purchase payments on the contract as well as service/trail commissions of up to 0.75% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its sales representatives in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:


- revenues we receive from fees and expenses that you will pay when buying, owning and making withdrawals from the contract (see "Expense Summary");


- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- the funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.


--------------------------------------------------------------------------------
 50  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:


- fees and expenses we collect from contract owners, including withdrawal charges; and


- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER
RiverSource Life issues the contracts. We are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474 and are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS
RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K of RiverSource Life Insurance Company for the year ended Dec. 31, 2008 that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus. To access this document, see "SEC Filings" under "Investors Relations" on our website at www.ameriprise.com.


RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.


--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  51

APPENDIX A: 8% PERFORMANCE CREDIT RIDER ADJUSTED PARTIAL WITHDRAWAL

STEP ONE
For EACH withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):

RPA = Total purchase payments made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments as there are no previous withdrawals to subtract.

                                        PW X RPA
RPA ADJUSTED PARTIAL WITHDRAWALS   =   ---------
                                           CV


        PW = the partial withdrawal including any applicable withdrawal charge or MVA.

        CV = the contract value on the date of (but prior to) the partial withdrawal.

       RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO
For EACH withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):

EPA = Total purchase payments made prior to the partial withdrawal in question
      AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.

                                        PW X EPA       EPA
EPA ADJUSTED PARTIAL WITHDRAWALS   =   ---------   X   ---
                                           CV          RPA


        PW = the partial withdrawal including any applicable withdrawal charge or MVA.

        CV = the contract value on the date of (but prior to) the partial withdrawal.

       EPA = the eligible premium amount on the date of (but prior to) the partial withdrawal.

       RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE
The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the SUM OF EACH EPA ADJUSTED PARTIAL WITHDRAWAL.

EXAMPLE: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value).

- You purchase the contract with a purchase payment of $100,000.

- On the sixth contract anniversary you make an additional purchase payment in the amount of $100,000.

- Contract values before any partial withdrawals are shown below.

- On the third contract anniversary you make a partial withdrawal in the amount of $10,000.

- On the eighth contract anniversary you make another partial withdrawal in the amount of $10,000.


--------------------------------------------------------------------------------
 52  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

NOTE: The shaded portion of the table indicates the five year exclusion period.

CONTRACT DURATION IN
YEARS                                        TOTAL PURCHASE PAYMENTS              CONTRACT VALUE
-----------------------------------------------------------------------------------------------------------
At Issue                                             $100,000                        $100,000
1                                                     100,000                         110,000
2                                                     100,000                         115,000
3                                                     100,000                         120,000
4                                                     100,000                         115,000
5                                                     100,000                         120,000
6                                                     200,000                         225,000
7                                                     200,000                         230,000
8                                                     200,000                         235,000
9                                                     200,000                         230,000
10                                                    200,000                         235,000


STEP ONE: For each withdrawal made within the current calculation period we calculate the RPA:

For the first partial withdrawal on the
  third contract anniversary:
     RPA before the partial withdrawal =       RPA adjusted partial withdrawal =
     total purchase
     payments made prior to the partial        $10,000 x $100,000
     withdrawal minus the RPA adjusted         ------------------
     partial withdrawals for all previous           $120,000        =   $8,333
     partial withdrawals = $100,000 - 0 =
     $100,000

For the second partial withdrawal on the
  eighth contract anniversary:
     RPA before the partial withdrawal =       RPA adjusted partial withdrawal =
     total purchase
     payments made prior to the partial        $10,000 x $191,667
     withdrawal minus the RPA adjusted         ------------------
     partial withdrawals for all previous           $235,000        =   $8,156
     partial withdrawals =
     $200,000 - $8,333 = $191,667
STEP TWO: For each withdrawal made within the current calculation period, we calculate the
  EPA:
For the first partial withdrawal on the
  third contract anniversary:
     EPA before the partial withdrawal =       EPA adjusted partial withdrawal =
     total purchase
     payments made prior to the partial        $10,000 x $100,000                 = $8,333
     withdrawal AND the five-year              ------------------
     exclusion period minus the EPA                 $120,000            $100,000
     adjusted partial withdrawals for all                           x   -----
     previous partial withdrawals =                                     $100,000
     $100,000 - 0 = $100,000

For the second partial withdrawal on the
  eighth contract anniversary:
     EPA before the partial withdrawal =       EPA adjusted partial withdrawal =
     total purchase
     payments made prior to the partial         $10,000 x $91,667                 = $1,866
     withdrawal AND the five-year              ------------------
     exclusion period minus the EPA                 $235,000             $91,667
     adjusted partial withdrawals for all                           x   --------
     previous partial withdrawals =                                     $191,667
     $100,000 - $8,333 = $91,667


STEP THREE: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.

     PCRPW amount = $8,333 + $1,866 =
     $10,199




--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  53

APPENDIX B: CONDENSED FINANCIAL INFORMATION

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.


VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                               2008     2007     2006     2005     2004     2003    2002    2001    2000    1999
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (08/26/1999)
Accumulation unit value at beginning of period    $1.18    $1.07    $1.02    $0.95    $0.91   $0.71   $0.95   $1.26   $1.43   $1.00
Accumulation unit value at end of period          $0.67    $1.18    $1.07    $1.02    $0.95   $0.91   $0.71   $0.95   $1.26   $1.43
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,233    1,646    1,879    2,133    2,822   2,936   3,287   4,269   3,037      57

-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (09/22/1999)
Accumulation unit value at beginning of period    $1.97    $1.80    $1.57    $1.45    $1.28   $0.96   $1.23   $1.36   $1.26   $1.00
Accumulation unit value at end of period          $1.03    $1.97    $1.80    $1.57    $1.45   $1.28   $0.96   $1.23   $1.36   $1.26
Number of accumulation units outstanding at
  end of period (000 omitted)                       137      240      334      404      610     634     620     592     480       1
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (10/30/1997)
Accumulation unit value at beginning of period    $1.54    $1.45    $1.26    $1.21    $1.13   $0.92   $1.10   $1.45   $1.72   $1.30
Accumulation unit value at end of period          $1.06    $1.54    $1.45    $1.26    $1.21   $1.13   $0.92   $1.10   $1.45   $1.72
Number of accumulation units outstanding at
  end of period (000 omitted)                     4,142    5,535    7,315    3,274    4,188   4,903   5,619   6,927   7,597   5,343
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (09/22/1999)
Accumulation unit value at beginning of period    $0.86    $0.73    $0.68    $0.67    $0.65   $0.46   $0.79   $1.08   $1.40   $1.00
Accumulation unit value at end of period          $0.45    $0.86    $0.73    $0.68    $0.67   $0.65   $0.46   $0.79   $1.08   $1.40
Number of accumulation units outstanding at
  end of period (000 omitted)                       570      717      914    1,202    1,283   1,451   1,387   1,958   2,278     105
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO (CLASS B) (09/22/1999)
Accumulation unit value at beginning of period    $1.35    $1.31    $1.29    $1.28    $1.25   $1.23   $1.16   $1.09   $1.00   $1.00
Accumulation unit value at end of period          $1.25    $1.35    $1.31    $1.29    $1.28   $1.25   $1.23   $1.16   $1.09   $1.00
Number of accumulation units outstanding at
  end of period (000 omitted)                       704      888    1,058    1,149    1,347   1,392   1,554   1,282     743       7
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (09/22/1999)
Accumulation unit value at beginning of period    $0.87    $0.77    $0.79    $0.70    $0.65   $0.54   $0.79   $0.96   $1.17   $1.00
Accumulation unit value at end of period          $0.51    $0.87    $0.77    $0.79    $0.70   $0.65   $0.54   $0.79   $0.96   $1.17
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,186    1,619    1,808    2,130    2,021   2,140   2,312   2,574   3,368      56
-----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - U.S. EQUITY FLEX III PORTFOLIO (09/22/1999)
(PREVIOUSLY CREDIT SUISSE TRUST - MID-CAP CORE
  PORTFOLIO)
Accumulation unit value at beginning of period    $1.35    $1.23    $1.22    $1.16    $1.04   $0.73   $1.05   $1.28   $1.31   $1.00
Accumulation unit value at end of period          $0.82    $1.35    $1.23    $1.22    $1.16   $1.04   $0.73   $1.05   $1.28   $1.31
Number of accumulation units outstanding at
  end of period (000 omitted)                        34       35       48       46       54      97      73     125     795       6
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning of period    $1.22    $1.11    $0.99    $0.94    $0.90   $0.74   $0.90   $1.00   $1.05   $1.00
Accumulation unit value at end of period          $0.70    $1.22    $1.11    $0.99    $0.94   $0.90   $0.74   $0.90   $1.00   $1.05
Number of accumulation units outstanding at
  end of period (000 omitted)                       889    1,172    1,351    1,630    1,820   1,884   1,684   1,678   1,383      71
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning of period    $3.44    $3.02    $2.72    $2.33    $1.90   $1.39   $1.56   $1.64   $1.24   $1.00
Accumulation unit value at end of period          $2.05    $3.44    $3.02    $2.72    $2.33   $1.90   $1.39   $1.56   $1.64   $1.24
Number of accumulation units outstanding at
  end of period (000 omitted)                       687    1,049    1,401    1,747    1,964   2,236   2,384   2,142   2,714      44
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning of period    $1.49    $1.29    $1.11    $0.95    $0.85   $0.60   $0.76   $0.98   $1.23   $1.00
Accumulation unit value at end of period          $0.83    $1.49    $1.29    $1.11    $0.95   $0.85   $0.60   $0.76   $0.98   $1.23
Number of accumulation units outstanding at
  end of period (000 omitted)                       237      372      482      465      499     510     568     529     516      33
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/22/1999)
Accumulation unit value at beginning of period    $2.43    $3.11    $2.61    $2.34    $1.80   $1.34   $1.33   $1.25   $0.97   $1.00
Accumulation unit value at end of period          $1.38    $2.43    $3.11    $2.61    $2.34   $1.80   $1.34   $1.33   $1.25   $0.97
Number of accumulation units outstanding at
  end of period (000 omitted)                       475      605      706      734      760     676     542     325     202       1
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (09/22/1999)
Accumulation unit value at beginning of period    $1.91    $1.87    $1.60    $1.47    $1.32   $1.07   $1.23   $1.17   $1.05   $1.00
Accumulation unit value at end of period          $1.18    $1.91    $1.87    $1.60    $1.47   $1.32   $1.07   $1.23   $1.17   $1.05
Number of accumulation units outstanding at
  end of period (000 omitted)                     5,501    9,245   10,913   11,340   11,643   4,692     966     546     170      31
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period    $1.89    $1.66    $1.39    $1.28    $1.09   $0.84   $1.00      --      --      --
Accumulation unit value at end of period          $1.11    $1.89    $1.66    $1.39    $1.28   $1.09   $0.84      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       936    1,425    1,562    1,549    1,200   1,018     286      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 54  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                               2008     2007     2006     2005     2004     2003    2002    2001    2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT CAPITAL GROWTH FUND - INSTITUTIONAL SHARES (09/22/1999)
Accumulation unit value at beginning of period    $1.02    $0.94    $0.88    $0.87    $0.81   $0.66   $0.88   $1.05   $1.16   $1.00
Accumulation unit value at end of period          $0.59    $1.02    $0.94    $0.88    $0.87   $0.81   $0.66   $0.88   $1.05   $1.16
Number of accumulation units outstanding at
  end of period (000 omitted)                       125      212      341      426      462     442     462     626     613     226
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - INSTITUTIONAL SHARES (09/22/1999)
Accumulation unit value at beginning of period    $1.44    $1.35    $1.12    $1.00    $0.89   $0.67   $0.83   $1.08   $1.27   $1.00
Accumulation unit value at end of period          $0.77    $1.44    $1.35    $1.12    $1.00   $0.89   $0.67   $0.83   $1.08   $1.27
Number of accumulation units outstanding at
  end of period (000 omitted)                        80       83      135      191      137     125     113      84     195      30
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/22/1999)
Accumulation unit value at beginning of period    $1.10    $1.13    $1.02    $0.97    $0.85   $0.67   $0.87   $1.00   $1.12   $1.00
Accumulation unit value at end of period          $0.68    $1.10    $1.13    $1.02    $0.97   $0.85   $0.67   $0.87   $1.00   $1.12
Number of accumulation units outstanding at
  end of period (000 omitted)                       746    1,109    1,487    1,581    1,430   1,449   1,109   1,183   1,247     480
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (05/02/2000)
(PREVIOUSLY JANUS ASPEN SERIES MID CAP GROWTH
  PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period    $0.69    $0.58    $0.52    $0.47    $0.39   $0.30   $0.42   $0.70   $1.00      --
Accumulation unit value at end of period          $0.38    $0.69    $0.58    $0.52    $0.47   $0.39   $0.30   $0.42   $0.70      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       647      914    1,189    1,293    1,661   1,578   1,833   2,218   1,737      --
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at beginning of period    $0.49    $0.41    $0.39    $0.35    $0.35   $0.25   $0.42   $0.68   $1.00      --
Accumulation unit value at end of period          $0.27    $0.49    $0.41    $0.39    $0.35   $0.35   $0.25   $0.42   $0.68      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       246      411      658      843      717     751     779     878     898      --
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/02/2000)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP
  GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period    $0.74    $0.65    $0.60    $0.58    $0.57   $0.44   $0.61   $0.82   $1.00      --
Accumulation unit value at end of period          $0.44    $0.74    $0.65    $0.60    $0.58   $0.57   $0.44   $0.61   $0.82      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    12,008    9,966    1,523    1,775    1,862   2,188   2,583   3,385   2,472      --
-----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (05/02/2000)
(PREVIOUSLY JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period    $1.62    $1.29    $0.89    $0.68    $0.58   $0.44   $0.60   $0.80   $1.00      --
Accumulation unit value at end of period          $0.76    $1.62    $1.29    $0.89    $0.68   $0.58   $0.44   $0.60   $0.80      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       530      721    1,086    1,039      951   2,119   1,323   1,719   1,304      --
-----------------------------------------------------------------------------------------------------------------------------------
JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO* (09/22/1999)
Accumulation unit value at beginning of period    $0.95    $0.95    $0.82    $0.82    $0.76   $0.60   $0.81   $0.94   $1.07   $1.00
Accumulation unit value at end of period          $0.62    $0.95    $0.95    $0.82    $0.82   $0.76   $0.60   $0.81   $0.94   $1.07
Number of accumulation units outstanding at
  end of period (000 omitted)                       360      664      754      902      786     826     719     700     673      51
*JPMorgan U.S. Large Cap Core Equity Portfolio merged into JPMorgan Insurance Trust Diversified Equity Portfolio on April 24, 2009.
In addition, JPMorgan Insurance Trust Diversified Equity Portfolio changed its name to JPMorgan Insurance Trust U.S. Equity
Portfolio - Class 1 Shares.
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (09/22/1999)
Accumulation unit value at beginning of period    $1.30    $1.19    $0.99    $0.91    $0.80   $0.63   $0.72   $0.96   $1.07   $1.00
Accumulation unit value at end of period          $0.81    $1.30    $1.19    $0.99    $0.91   $0.80   $0.63   $0.72   $0.96   $1.07
Number of accumulation units outstanding at
  end of period (000 omitted)                        63      160      148      157      147     133      79      82      62       1
-----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO - SERVICE SHARES (09/22/1999)
Accumulation unit value at beginning of period    $1.17    $1.19    $1.03    $1.01    $0.92   $0.75   $0.91   $1.00   $1.01   $1.00
Accumulation unit value at end of period          $0.74    $1.17    $1.19    $1.03    $1.01   $0.92   $0.75   $0.91   $1.00   $1.01
Number of accumulation units outstanding at
  end of period (000 omitted)                        14       94       97      104      127     133     122     168     154       1
-----------------------------------------------------------------------------------------------------------------------------------
LVIP BARON GROWTH OPPORTUNITIES FUND - SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning of period    $2.01    $1.97    $1.73    $1.70    $1.37   $1.07   $1.27   $1.14   $1.19   $1.00
Accumulation unit value at end of period          $1.21    $2.01    $1.97    $1.73    $1.70   $1.37   $1.07   $1.27   $1.14   $1.19
Number of accumulation units outstanding at
  end of period (000 omitted)                       222      288      374      441      480     522     518     617   1,639      31
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (09/22/1999)
Accumulation unit value at beginning of period    $1.45    $1.44    $1.29    $1.24    $1.18   $0.89   $1.33   $1.42   $1.47   $1.00
Accumulation unit value at end of period          $0.87    $1.45    $1.44    $1.29    $1.24   $1.18   $0.89   $1.33   $1.42   $1.47
Number of accumulation units outstanding at
  end of period (000 omitted)                       578      690      956      994    1,044   1,301   1,252   1,506   2,229      64
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES - INITIAL CLASS (09/22/1999)
Accumulation unit value at beginning of period    $1.14    $1.02    $0.94    $0.88    $0.77   $0.63   $0.85   $1.09   $1.16   $1.00
Accumulation unit value at end of period          $0.72    $1.14    $1.02    $0.94    $0.88   $0.77   $0.63   $0.85   $1.09   $1.16
Number of accumulation units outstanding at
  end of period (000 omitted)                       586      680      888    1,120    1,634   1,404   1,695   1,873   1,902     242
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (09/22/1999)
Accumulation unit value at beginning of period    $2.34    $1.85    $1.43    $1.24    $0.97   $0.72   $0.95   $1.27   $1.20   $1.00
Accumulation unit value at end of period          $1.44    $2.34    $1.85    $1.43    $1.24   $0.97   $0.72   $0.95   $1.27   $1.20
Number of accumulation units outstanding at
  end of period (000 omitted)                       996    1,393    1,751    1,748    1,935   1,996   2,205   2,550   1,939      30
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  55

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                               2008     2007     2006     2005     2004     2003    2002    2001    2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (10/05/1998)
Accumulation unit value at beginning of period    $1.40    $1.51    $1.32    $1.28    $1.16   $0.93   $1.16   $1.26   $1.18   $1.18
Accumulation unit value at end of period          $0.85    $1.40    $1.51    $1.32    $1.28   $1.16   $0.93   $1.16   $1.26   $1.18
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,861    2,565    3,460    4,185    4,645   5,239   5,706   6,280   6,616   4,302
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (09/22/1999)
Accumulation unit value at beginning of period    $1.63    $1.53    $1.21    $1.10    $0.96   $0.76   $0.93   $1.19   $1.33   $1.00
Accumulation unit value at end of period          $0.90    $1.63    $1.53    $1.21    $1.10   $0.96   $0.76   $0.93   $1.19   $1.33
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,487    1,885    2,110    2,185    2,258   2,177   1,856   1,775   2,192     347
-----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (09/22/1999)
Accumulation unit value at beginning of period    $1.32    $1.18    $0.95    $0.81    $0.73   $0.55   $0.65   $0.93   $1.53   $1.00
Accumulation unit value at end of period          $0.75    $1.32    $1.18    $0.95    $0.81   $0.73   $0.55   $0.65   $0.93   $1.53
Number of accumulation units outstanding at
  end of period (000 omitted)                       210      274      347      461      485   1,788     762   3,607     847      35
-----------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (09/22/1999)
Accumulation unit value at beginning of period    $3.28    $3.20    $2.68    $2.44    $2.17   $1.48   $1.72   $1.34   $1.15   $1.00
Accumulation unit value at end of period          $1.84    $3.28    $3.20    $2.68    $2.44   $2.17   $1.48   $1.72   $1.34   $1.15
Number of accumulation units outstanding at
  end of period (000 omitted)                       204      286      398      446      505     510     369     267     239      37
-----------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO, INVESTMENT CLASS (09/22/1999)
Accumulation unit value at beginning of period    $2.82    $2.92    $2.57    $2.40    $1.95   $1.40   $1.65   $1.38   $1.05   $1.00
Accumulation unit value at end of period          $2.03    $2.82    $2.92    $2.57    $2.40   $1.95   $1.40   $1.65   $1.38   $1.05
Number of accumulation units outstanding at
  end of period (000 omitted)                       239      356      450      576      658     735     712     543     188       1
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (02/21/1995)
Accumulation unit value at beginning of period    $2.24    $2.24    $1.98    $1.93    $1.79   $1.51   $1.76   $1.99   $2.07   $1.83
Accumulation unit value at end of period          $1.55    $2.24    $2.24    $1.98    $1.93   $1.79   $1.51   $1.76   $1.99   $2.07
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,249    1,756    2,335    3,221    4,136   5,043   5,336   6,404   6,779   5,985
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (02/21/1995)
Accumulation unit value at beginning of period    $1.34    $1.29    $1.26    $1.24    $1.25   $1.26   $1.26   $1.24   $1.18   $1.15
Accumulation unit value at end of period          $1.35    $1.34    $1.29    $1.26    $1.24   $1.25   $1.26   $1.26   $1.24   $1.18
Number of accumulation units outstanding at
  end of period (000 omitted)                     4,753    3,976    3,923    6,630    7,059   5,254   8,572   8,409   4,421     941
The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2008 were (0.51%)
and (0.51%), respectively.
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (02/21/1995)
Accumulation unit value at beginning of period    $1.75    $1.68    $1.63    $1.62    $1.58   $1.53   $1.47   $1.38   $1.33   $1.33
Accumulation unit value at end of period          $1.61    $1.75    $1.68    $1.63    $1.62   $1.58   $1.53   $1.47   $1.38   $1.33
Number of accumulation units outstanding at
  end of period (000 omitted)                    10,453   12,248    8,733    8,279    9,515   7,119   7,272   8,923   9,498   8,127
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (05/02/2000)
Accumulation unit value at beginning of period    $1.84    $1.72    $1.46    $1.31    $1.12   $0.80   $1.01   $1.00   $1.00      --
Accumulation unit value at end of period          $1.08    $1.84    $1.72    $1.46    $1.31   $1.12   $0.80   $1.01   $1.00      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       421      523      522      532      451     276     182     147      16      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (02/21/1995)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE
  PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period    $1.89    $1.86    $1.64    $1.56    $1.50   $1.18   $1.53   $1.89   $2.33   $1.91
Accumulation unit value at end of period          $1.08    $1.89    $1.86    $1.64    $1.56   $1.50   $1.18   $1.53   $1.89   $2.33
Number of accumulation units outstanding at
  end of period (000 omitted)                     3,843    4,871    5,898    4,590    4,708   4,663   5,116   6,019   6,358   5,864
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (08/26/1999)
Accumulation unit value at beginning of period    $1.30    $1.30    $1.19    $1.16    $1.05   $0.85   $0.93   $0.90   $1.00   $1.00
Accumulation unit value at end of period          $0.96    $1.30    $1.30    $1.19    $1.16   $1.05   $0.85   $0.93   $0.90   $1.00
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,018    3,017    4,475    3,380    3,074   2,699   2,403   5,449     556       8
-----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (05/02/2000)
Accumulation unit value at beginning of period    $1.23    $1.19    $1.16    $1.16    $1.16   $1.16   $1.11   $1.06   $1.00      --
Accumulation unit value at end of period          $1.18    $1.23    $1.19    $1.16    $1.16   $1.16   $1.16   $1.11   $1.06      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       453      403      471      469      521     466     520     259      76      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (05/02/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE
  PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period    $0.56    $0.55    $0.50    $0.47    $0.44   $0.37   $0.50   $0.74   $1.00      --
Accumulation unit value at end of period          $0.31    $0.56    $0.55    $0.50    $0.47   $0.44   $0.37   $0.50   $0.74      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     1,533    1,159      411      413      471     499     270     228     200      --
-----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (05/02/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period    $1.36    $1.44    $1.31    $1.27    $1.09   $0.74   $0.91   $0.99   $1.00      --
Accumulation unit value at end of period          $0.83    $1.36    $1.44    $1.31    $1.27   $1.09   $0.74   $0.91   $0.99      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        80       76       83       85       89     178      69      66      20      --
-----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 56  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                               2008     2007     2006     2005     2004     2003    2002    2001    2000    1999
-----------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (05/02/2000)
Accumulation unit value at beginning of period    $2.56    $2.72    $2.39    $2.11    $1.79   $1.27   $1.44   $1.29   $1.00      --
Accumulation unit value at end of period          $1.42    $2.56    $2.72    $2.39    $2.11   $1.79   $1.27   $1.44   $1.29      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       203      332      481      577      705     786     539     557      63      --
-----------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/22/1999)
Accumulation unit value at beginning of period    $2.49    $2.17    $1.60    $1.34    $1.04   $0.71   $0.83   $1.07   $1.51   $1.00
Accumulation unit value at end of period          $1.33    $2.49    $2.17    $1.60    $1.34   $1.04   $0.71   $0.83   $1.07   $1.51
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,249    1,387      742      484      439   2,509     479     523     431      28
-----------------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/22/1999)
Accumulation unit value at beginning of period    $1.88    $1.81    $1.70    $1.55    $1.33   $0.94   $1.15   $1.04   $1.15   $1.00
Accumulation unit value at end of period          $1.12    $1.88    $1.81    $1.70    $1.55   $1.33   $0.94   $1.15   $1.04   $1.15
Number of accumulation units outstanding at
  end of period (000 omitted)                     2,146    1,967    1,384    1,171      455     382     351     268     231      19
-----------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                       RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS  57

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2008...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firm...................................  p.  5
Condensed Financial Information
  (Unaudited)............................  p.  6
Financial Statements





--------------------------------------------------------------------------------
 58  RIVERSOURCE SIGNATURE VARIABLE ANNUITY -- PROSPECTUS

                       THIS PAGE LEFT BLANK INTENTIONALLY

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474

1 (800) 333-3437


           RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Company.


      (C)2008-2009 RiverSource Life Insurance Company. All rights reserved.


43444 P (5/09)

PART B.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR


                    EVERGREEN ESSENTIAL(SM) VARIABLE ANNUITY

                    EVERGREEN NEW SOLUTIONS VARIABLE ANNUITY

                 EVERGREEN NEW SOLUTIONS SELECT VARIABLE ANNUITY

                     EVERGREEN PATHWAYS(SM) VARIABLE ANNUITY

                 EVERGREEN PATHWAYS(SM) SELECT VARIABLE ANNUITY

                    EVERGREEN PRIVILEGE(SM) VARIABLE ANNUITY

               RIVERSOURCE(R) ACCESSCHOICE SELECT VARIABLE ANNUITY



                 RIVERSOURCE(R) ENDEAVOR SELECT VARIABLE ANNUITY

                   RIVERSOURCE(R) FLEXCHOICE VARIABLE ANNUITY

                RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY

                 RIVERSOURCE(R) GALAXY PREMIER VARIABLE ANNUITY

                   RIVERSOURCE(R) INNOVATIONS VARIABLE ANNUITY

               RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY

               RIVERSOURCE(R) INNOVATIONS CLASSIC VARIABLE ANNUITY

           RIVERSOURCE(R) INNOVATIONS CLASSIC SELECT VARIABLE ANNUITY

                  RIVERSOURCE(R) NEW SOLUTIONS VARIABLE ANNUITY

                    RIVERSOURCE(R) PINNACLE VARIABLE ANNUITY

                    RIVERSOURCE(R) SIGNATURE VARIABLE ANNUITY

                RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY

                  RIVERSOURCE(R) SIGNATURE ONE VARIABLE ANNUITY

              RIVERSOURCE(R) SIGNATURE ONE SELECT VARIABLE ANNUITY

                    WELLS FARGO ADVANTAGE(R) VARIABLE ANNUITY

                WELLS FARGO ADVANTAGE(R) SELECT VARIABLE ANNUITY

                WELLS FARGO ADVANTAGE(R) BUILDER VARIABLE ANNUITY

            WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY

                WELLS FARGO ADVANTAGE CHOICE(SM) VARIABLE ANNUITY

            WELLS FARGO ADVANTAGE CHOICE(SM) SELECT VARIABLE ANNUITY



                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT
            (previously American Enterprise Variable Annuity Account)


                                   MAY 1, 2009


RiverSource Variable Annuity Account is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your investment professional, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Company
829 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 333-3437


S-6318 G (05/09)

TABLE OF CONTENTS


Calculating Annuity Payouts.....................................................   p.   3
Rating Agencies.................................................................   p.   4
Revenues Received During Calendar Year 2008.....................................   p.   4
Principal Underwriter...........................................................   p.   5
Independent Registered Public Accounting Firm...................................   p.   5
Condensed Financial Information (Unaudited).....................................   p.   6
Financial Statements





 2    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

CALCULATING ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payout, we:

- determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by

-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and

-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

FIXED ANNUITY PAYOUTS

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change.

To calculate your annuity payouts we:

- take the amount of contract value at the retirement date or the date you selected to begin receiving your annuity payouts and which you want to be applied to fixed annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT    3

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our general account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life, contact your investment professional. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best                                                                       www.ambest.com
Fitch                                                                     www.fitchratings.com
Moody's                                                               www.moodys.com/insurance
Standard & Poor's                                                     www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.


REVENUES RECEIVED DURING CALENDAR YEAR 2008



The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2008. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.



--------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                                       $18,743,014.48
Oppenheimer Variable Account Funds                                            $13,820,820.88
Wanger Advisors Trust                                                         $ 9,370,146.79
AllianceBernstein Variable Products Series Fund, Inc.                         $ 8,424,214.29
Columbia Funds Variable Insurance Trust                                       $ 7,430,450.61
Janus Aspen Series                                                            $ 7,122,557.57
Franklin(R) Templeton(R) Variable Insurance Products Trust                    $ 6,643,663.84
AIM Variable Insurance Funds                                                  $ 6,432,082.42
PIMCO Variable Insurance Trust                                                $ 5,883,317.87
American Century(R) Variable Portfolios, Inc.                                 $ 5,286,558.50
Goldman Sachs Variable Insurance Trust                                        $ 4,677,953.25
Van Kampen Life Investment Trust                                              $ 3,925,882.57
MFS(R) Variable Insurance Trust(SM)                                           $ 3,573,209.10
Eaton Vance Variable Trust                                                    $ 2,684,626.00
Wells Fargo Advantage Variable Trust Funds                                    $ 1,708,848.85
Putnam Variable Trust                                                         $ 1,652,989.18
The Universal Institutional Funds, Inc.                                       $ 1,516,077.16
Neuberger Berman Advisers Management Trust                                    $ 1,235,681.82
Evergreen Variable Annuity Trust                                              $ 1,141,265.89
Credit Suisse Trust                                                           $   949,442.19
Lazard Retirement Series, Inc.                                                $   793,689.26
Third Avenue Variable Series Trust                                            $   552,278.88
Royce Capital Fund                                                            $   469,495.42
Pioneer Variable Contracts Trust                                              $   280,236.22
Calvert Variable Series, Inc.                                                 $   149,893.29
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund                $   140,009.65
STI Classic Variable Trust                                                    $    42,907.96
Legg Mason Partners Variable Portfolios                                       $    20,806.64
Premier VIT                                                                   $     5,570.02
Lincoln Variable Insurance Products Trust                                     $     3,477.16
J.P. Morgan Series Trust II                                                   $     1,772.33
--------------------------------------------------------------------------------------------




If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Series Trust Funds
(RVST) or their affiliates would be at the top of the list.



 4    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the contracts, which it offers on a continuous basis. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). The contracts are offered to the public through certain securities broker-dealers and through entities that may offer the contracts but are exempt from registration that have entered into selling agreements with RiverSource Distributors and whose personnel are legally authorized to sell annuity products. Both RiverSource Distributors and RiverSource Life are ultimately controlled by Ameriprise Financial, Inc. The principal business address of RiverSource Distributors, Inc. is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.


Prior to Jan. 1, 2007, Ameriprise Financial Services, Inc. served as the principal underwriter for the contracts. The aggregate dollar amount of underwriting commissions paid to Ameriprise Financial Services, Inc. for the variable account in 2006 was $290,026,122. Ameriprise Financial Services, Inc. retains no underwriting commission from the sale of the contracts.



Effective Jan. 1, 2007, RiverSource Distributors became the principal underwriter for the contracts. RiverSource Distributors retains no underwriting commissions from the sale of the contracts. The aggregate dollar amount of underwriting commission paid to RiverSource Distributors in 2008 was $383,542,107; and in 2007 was $322,665,705.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, independent registered public accounting firm, has audited the consolidated financial statements of RiverSource Life Insurance Company at Dec. 31, 2008 and 2007, and for each of the three years in the period ended Dec. 31, 2008, and the individual financial statements of the segregated asset subaccounts of RiverSource Variable Annuity Account, sponsored by RiverSource Life Insurance Company, at Dec. 31, 2008, and for each of the periods indicated therein, as set forth in their reports thereon appearing elsewhere herein. We've included our financial statements in the Statement of Additional Information in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT    5

CONDENSED FINANCIAL INFORMATION



(Unaudited)



The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.



VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                             2008    2007    2006    2005    2004    2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES
  (05/21/2002)
Accumulation unit value at beginning of
  period                                       $1.29   $1.28   $1.15   $1.10   $1.00   $0.76   $1.00      --      --
Accumulation unit value at end of period       $0.61   $1.29   $1.28   $1.15   $1.10   $1.00   $0.76      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    743     806     813     843     909     623     113      --      --
--------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (05/30/2000)
Accumulation unit value at beginning of
  period                                       $0.88   $0.79   $0.75   $0.70   $0.66   $0.52   $0.69   $0.91   $1.00
Accumulation unit value at end of period       $0.50   $0.88   $0.79   $0.75   $0.70   $0.66   $0.52   $0.69   $0.91
Number of accumulation units outstanding at
  end of period (000 omitted)                    168     258     299     337     331     410     506     646      12
--------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                       $1.62   $1.47   $1.40   $1.30   $1.24   $0.97   $1.00      --      --
Accumulation unit value at end of period       $0.92   $1.62   $1.47   $1.40   $1.30   $1.24   $0.97      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      6      15      11      11      11      12      --      --      --
--------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                       $1.56   $1.43   $1.24   $1.15   $1.00   $0.75   $1.00      --      --
Accumulation unit value at end of period       $0.82   $1.56   $1.43   $1.24   $1.15   $1.00   $0.75      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     64      58      59      56      51      62      30      --      --
--------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of
  period                                       $1.16   $1.08   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period       $0.80   $1.16   $1.08      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     86     148     254      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
  period                                       $1.16   $1.08   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period       $0.80   $1.16   $1.08      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     30      19      24      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of
  period                                       $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period       $0.82      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     32      --      --      --      --      --      --      --      --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced Wealth
  Strategy Portfolio (Class B) on Sept. 26, 2008.
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of
  period                                       $0.57   $0.48   $0.45   $0.44   $0.42   $0.30   $0.51   $0.69   $1.00
Accumulation unit value at end of period       $0.30   $0.57   $0.48   $0.45   $0.44   $0.42   $0.30   $0.51   $0.69
Number of accumulation units outstanding at
  end of period (000 omitted)                    156     276     482     552     588     655     372     364      44
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of
  period                                       $1.33   $1.28   $1.11   $1.07   $0.97   $0.74   $0.97   $0.97   $1.00
Accumulation unit value at end of period       $0.78   $1.33   $1.28   $1.11   $1.07   $0.97   $0.74   $0.97   $0.97
Number of accumulation units outstanding at
  end of period (000 omitted)                  1,006   1,348   1,482   1,471   1,573   1,510   1,341     640      31
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of
  period                                       $0.74   $0.66   $0.67   $0.59   $0.55   $0.45   $0.65   $0.80   $1.00
Accumulation unit value at end of period       $0.44   $0.74   $0.66   $0.67   $0.59   $0.55   $0.45   $0.65   $0.80
Number of accumulation units outstanding at
  end of period (000 omitted)                    517     863     934     882     881     893   1,003     741      47
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                       $1.18   $1.14   $1.11   $1.10   $1.07   $1.04   $1.00      --      --
Accumulation unit value at end of period       $0.94   $1.18   $1.14   $1.11   $1.10   $1.07   $1.04      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    740     898     971     927     861     792     241      --      --
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                       $1.43   $1.36   $1.25   $1.20   $1.14   $1.00   $1.00      --      --
Accumulation unit value at end of period       $0.77   $1.43   $1.36   $1.25   $1.20   $1.14   $1.00      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     70      69      59      48      40      30      10      --      --
--------------------------------------------------------------------------------------------------------------------



 6    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                             2008    2007    2006    2005    2004    2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of
  period                                       $1.64   $1.60   $1.53   $1.55   $1.45   $1.25   $1.09   $1.04   $1.00
Accumulation unit value at end of period       $1.15   $1.64   $1.60   $1.53   $1.55   $1.45   $1.25   $1.09   $1.04
Number of accumulation units outstanding at
  end of period (000 omitted)                    212     310     259     292     281     274     103      79      --
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                       $1.41   $1.37   $1.31   $1.34   $1.25   $1.08   $1.00      --      --
Accumulation unit value at end of period       $0.98   $1.41   $1.37   $1.31   $1.34   $1.25   $1.08      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    221     353     465     487     470     285      --      --      --
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of
  period                                       $1.37   $1.28   $1.14   $1.06   $0.98   $0.76   $0.91   $1.04   $1.00
Accumulation unit value at end of period       $0.91   $1.37   $1.28   $1.14   $1.06   $0.98   $0.76   $0.91   $1.04
Number of accumulation units outstanding at
  end of period (000 omitted)                     40      66      76      85     109      78      92      83      25
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (08/30/2002)
Accumulation unit value at beginning of
  period                                       $1.70   $1.59   $1.43   $1.33   $1.23   $0.96   $1.00      --      --
Accumulation unit value at end of period       $1.13   $1.70   $1.59   $1.43   $1.33   $1.23   $0.96      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    528     565     584     567     267     152       3      --      --
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                       $1.93   $1.76   $1.60   $1.52   $1.35   $0.99   $1.00      --      --
Accumulation unit value at end of period       $1.12   $1.93   $1.76   $1.60   $1.52   $1.35   $0.99      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     97     102     107     109      74      36       8      --      --
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                       $1.42   $1.40   $1.30   $1.30   $1.21   $1.04   $1.00      --      --
Accumulation unit value at end of period       $1.05   $1.42   $1.40   $1.30   $1.30   $1.21   $1.04      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    232     269     294     297     327     252      95      --      --
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1 (12/08/2003)
Accumulation unit value at beginning of
  period                                       $1.97   $1.73   $1.42   $1.23   $1.05   $1.00      --      --      --
Accumulation unit value at end of period       $1.14   $1.97   $1.73   $1.42   $1.23   $1.05      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    105     196     180     142     109      57      --      --      --
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                       $2.25   $1.98   $1.63   $1.42   $1.21   $0.93   $1.00      --      --
Accumulation unit value at end of period       $1.30   $2.25   $1.98   $1.63   $1.42   $1.21   $0.93      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    227     294     327     333     336     225      31      --      --
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of
  period                                       $0.90   $0.81   $0.77   $0.75   $0.71   $0.51   $0.69   $0.82   $1.00
Accumulation unit value at end of period       $0.65   $0.90   $0.81   $0.77   $0.75   $0.71   $0.51   $0.69   $0.82
Number of accumulation units outstanding at
  end of period (000 omitted)                    149     195     256     264     332     414     338     422      97
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                       $1.68   $1.52   $1.45   $1.41   $1.33   $0.96   $1.00      --      --
Accumulation unit value at end of period       $1.20   $1.68   $1.52   $1.45   $1.41   $1.33   $0.96      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    348     449     462     480     368     237      86      --      --
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of
  period                                       $2.19   $2.39   $1.99   $1.81   $1.52   $1.19   $1.37   $1.17   $1.00
Accumulation unit value at end of period       $1.49   $2.19   $2.39   $1.99   $1.81   $1.52   $1.19   $1.37   $1.17
Number of accumulation units outstanding at
  end of period (000 omitted)                    147     302     362     362     382     371     346      69      10
--------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                       $1.74   $1.91   $1.59   $1.45   $1.22   $0.95   $1.00      --      --
Accumulation unit value at end of period       $1.18   $1.74   $1.91   $1.59   $1.45   $1.22   $0.95      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    494     627     667     696     581     380      75      --      --
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
  period                                       $1.64   $1.41   $1.27   $1.10   $0.96   $0.76   $0.85   $0.97   $1.00
Accumulation unit value at end of period       $0.93   $1.64   $1.41   $1.27   $1.10   $0.96   $0.76   $0.85   $0.97
Number of accumulation units outstanding at
  end of period (000 omitted)                    341     843     953   1,030     993     957     633     232       4
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
  period                                       $1.85   $1.59   $1.44   $1.25   $1.10   $0.86   $1.00      --      --
Accumulation unit value at end of period       $1.05   $1.85   $1.59   $1.44   $1.25   $1.10   $0.86      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  1,719   1,897   2,032   2,013   1,844   1,212     209      --      --
--------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT    7

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                             2008    2007    2006    2005    2004    2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
  period                                       $1.38   $1.10   $1.05   $1.00   $0.98   $0.75   $1.00      --      --
Accumulation unit value at end of period       $0.72   $1.38   $1.10   $1.05   $1.00   $0.98   $0.75      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    113     149     130     135     139     127      18      --      --
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
  period                                       $1.14   $1.12   $1.02   $1.01   $0.93   $0.74   $0.72   $0.83   $1.00
Accumulation unit value at end of period       $0.85   $1.14   $1.12   $1.02   $1.01   $0.93   $0.74   $0.72   $0.83
Number of accumulation units outstanding at
  end of period (000 omitted)                    259     264     215     219     215     204     114     104       4
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
  period                                       $2.61   $2.28   $2.04   $1.75   $1.41   $1.03   $1.16   $1.21   $1.00
Accumulation unit value at end of period       $1.56   $2.61   $2.28   $2.04   $1.75   $1.41   $1.03   $1.16   $1.21
Number of accumulation units outstanding at
  end of period (000 omitted)                    238     505     657     667     728     693     699     468      23
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
  period                                       $2.13   $1.86   $1.68   $1.43   $1.16   $0.85   $1.00      --      --
Accumulation unit value at end of period       $1.27   $2.13   $1.86   $1.68   $1.43   $1.16   $0.85      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    721     821     841     769     737     543      94      --      --
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
  period                                       $1.90   $1.64   $1.41   $1.20   $1.07   $0.75   $1.00      --      --
Accumulation unit value at end of period       $1.06   $1.90   $1.64   $1.41   $1.20   $1.07   $0.75      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    147     189     159     108      64      53      23      --      --
--------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
  period                                       $1.72   $2.20   $1.84   $1.64   $1.26   $0.93   $1.00      --      --
Accumulation unit value at end of period       $0.98   $1.72   $2.20   $1.84   $1.64   $1.26   $0.93      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     90     106     130     125      99      68      14      --      --
--------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
  period                                       $1.54   $1.60   $1.38   $1.28   $1.05   $0.80   $1.00      --      --
Accumulation unit value at end of period       $1.02   $1.54   $1.60   $1.38   $1.28   $1.05   $0.80      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    285     324     313     315     231     169      24      --      --
--------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
  period                                       $0.98   $0.89   $0.83   $0.80   $0.72   $0.53   $0.75   $0.90   $1.00
Accumulation unit value at end of period       $0.56   $0.98   $0.89   $0.83   $0.80   $0.72   $0.53   $0.75   $0.90
Number of accumulation units outstanding at
  end of period (000 omitted)                    623     769     877     916     978     712     656     312      52
--------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
  period                                       $1.84   $1.79   $1.53   $1.40   $1.25   $1.01   $1.16   $1.09   $1.00
Accumulation unit value at end of period       $1.14   $1.84   $1.79   $1.53   $1.40   $1.25   $1.01   $1.16   $1.09
Number of accumulation units outstanding at
  end of period (000 omitted)                  2,405   3,218   3,435   3,555   3,640   2,566     753      61      21
--------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
  period                                       $2.99   $2.35   $1.85   $1.47   $1.19   $0.79   $0.80   $0.87   $1.00
Accumulation unit value at end of period       $1.40   $2.99   $2.35   $1.85   $1.47   $1.19   $0.79   $0.80   $0.87
Number of accumulation units outstanding at
  end of period (000 omitted)                     22      41      22      10       6      --       9       9      --
--------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
  period                                       $1.57   $1.38   $1.14   $1.05   $0.89   $0.68   $0.85   $1.02   $1.00
Accumulation unit value at end of period       $0.93   $1.57   $1.38   $1.14   $1.05   $0.89   $0.68   $0.85   $1.02
Number of accumulation units outstanding at
  end of period (000 omitted)                    835   1,046   1,146   1,113   1,058     734     513     324      22
--------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
  period                                       $0.80   $0.72   $0.68   $0.66   $0.61   $0.50   $0.71   $0.95   $1.00
Accumulation unit value at end of period       $0.50   $0.80   $0.72   $0.68   $0.66   $0.61   $0.50   $0.71   $0.95
Number of accumulation units outstanding at
  end of period (000 omitted)                    449     370     419     500     482     515     421     326       3
--------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
  period                                       $1.05   $1.03   $0.92   $0.89   $0.84   $0.64   $0.95   $1.01   $1.00
Accumulation unit value at end of period       $0.63   $1.05   $1.03   $0.92   $0.89   $0.84   $0.64   $0.95   $1.01
Number of accumulation units outstanding at
  end of period (000 omitted)                    204     314     454     474     495     388     165     115      27
--------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
  period                                       $1.51   $1.47   $1.33   $1.31   $1.19   $1.04   $1.10   $1.12   $1.00
Accumulation unit value at end of period       $1.16   $1.51   $1.47   $1.33   $1.31   $1.19   $1.04   $1.10   $1.12
Number of accumulation units outstanding at
  end of period (000 omitted)                  2,581   3,209   3,243   3,188   2,934   2,457   1,585     792      45
--------------------------------------------------------------------------------------------------------------------



 8    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                             2008    2007    2006    2005    2004    2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (05/21/2002)
Accumulation unit value at beginning of
  period                                       $2.85   $2.26   $1.74   $1.51   $1.17   $0.87   $1.00      --      --
Accumulation unit value at end of period       $1.76   $2.85   $2.26   $1.74   $1.51   $1.17   $0.87      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     60     136     124      98      53      40      --      --      --
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                       $1.34   $1.19   $1.11   $1.07   $1.01   $0.78   $1.00      --      --
Accumulation unit value at end of period       $0.72   $1.34   $1.19   $1.11   $1.07   $1.01   $0.78      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    315     318     339     399     377     130       9      --      --
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                       $1.76   $1.68   $1.44   $1.28   $1.09   $0.77   $1.00      --      --
Accumulation unit value at end of period       $1.04   $1.76   $1.68   $1.44   $1.28   $1.09   $0.77      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    287     384     376     391     303     154      25      --      --
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                       $1.36   $1.38   $1.28   $1.27   $1.18   $0.96   $1.00      --      --
Accumulation unit value at end of period       $0.29   $1.36   $1.38   $1.28   $1.27   $1.18   $0.96      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    351     422     402     397     349     301      18      --      --
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                       $1.61   $1.65   $1.45   $1.34   $1.13   $0.79   $1.00      --      --
Accumulation unit value at end of period       $0.99   $1.61   $1.65   $1.45   $1.34   $1.13   $0.79      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    221     249     248     220     170     121      33      --      --
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                       $1.51   $1.39   $1.31   $1.29   $1.20   $1.04   $1.00      --      --
Accumulation unit value at end of period       $1.28   $1.51   $1.39   $1.31   $1.29   $1.20   $1.04      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  1,572   1,717   1,600   1,586   1,442     995      38      --      --
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of
  period                                       $1.22   $1.32   $1.15   $1.10   $1.00   $0.79   $0.99   $1.07   $1.00
Accumulation unit value at end of period       $0.74   $1.22   $1.32   $1.15   $1.10   $1.00   $0.79   $0.99   $1.07
Number of accumulation units outstanding at
  end of period (000 omitted)                    278     376     343     383     455     530     379     287      --
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/30/2002)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of
  period                                       $1.36   $1.38   $1.36   $1.21   $1.14   $0.98   $1.00      --      --
Accumulation unit value at end of period       $1.12   $1.36   $1.38   $1.36   $1.21   $1.14   $0.98      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      8      18      27      28      22      20      --      --      --
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                       $1.76   $1.64   $1.29   $1.17   $1.01   $0.80   $1.00      --      --
Accumulation unit value at end of period       $0.97   $1.76   $1.64   $1.29   $1.17   $1.01   $0.80      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    325     392     419     350     360     178      33      --      --
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of
  period                                       $1.11   $0.99   $0.79   $0.68   $0.60   $0.46   $0.53   $0.76   $1.00
Accumulation unit value at end of period       $0.63   $1.11   $0.99   $0.79   $0.68   $0.60   $0.46   $0.53   $0.76
Number of accumulation units outstanding at
  end of period (000 omitted)                     41     137     238     250     217     209     232     199      63
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                       $1.22   $1.22   $1.11   $1.07   $1.00   $0.81   $1.00      --      --
Accumulation unit value at end of period       $0.74   $1.22   $1.22   $1.11   $1.07   $1.00   $0.81      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      3       3       3       3       6       4       1      --      --
--------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of
  period                                       $0.77   $0.75   $0.71   $0.64   $0.55   $0.42   $0.60   $0.92   $1.00
Accumulation unit value at end of period       $0.41   $0.77   $0.75   $0.71   $0.64   $0.55   $0.42   $0.60   $0.92
Number of accumulation units outstanding at
  end of period (000 omitted)                     93     191     285     280     279     233     163     265      35
--------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.80   $1.81   $1.57   $1.46   $1.29   $1.00      --      --      --
Accumulation unit value at end of period       $1.11   $1.80   $1.81   $1.57   $1.46   $1.29      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     29      32      36      40      43      26      --      --      --
*RidgeWorth Variable Trust Large Cap Core Equity Fund liquidated on April 24, 2009.
--------------------------------------------------------------------------------------------------------------------



                                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT    9

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                             2008    2007    2006    2005    2004    2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.57   $1.37   $1.25   $1.28   $1.21   $1.00      --      --      --
Accumulation unit value at end of period       $0.92   $1.57   $1.37   $1.25   $1.28   $1.21      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      4       4       5       5       5      14      --      --      --
*RidgeWorth Variable Trust Large Cap Growth Stock Fund liquidated on April 24, 2009.
--------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.84   $1.79   $1.48   $1.44   $1.26   $1.00      --      --      --
Accumulation unit value at end of period       $1.22   $1.84   $1.79   $1.48   $1.44   $1.26      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      7       9      10      10       8       8      --      --      --
*RidgeWorth Variable Trust Large Cap Value Equity Fund liquidated on April 24, 2009.
--------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.97   $1.89   $1.72   $1.52   $1.32   $1.00      --      --      --
Accumulation unit value at end of period       $1.15   $1.97   $1.89   $1.72   $1.52   $1.32      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      8       9       9       9      24       8      --      --      --
*RidgeWorth Variable Trust Mid-Cap Core Equity Fund liquidated on April 24, 2009.
--------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                       $2.24   $2.20   $1.92   $1.73   $1.41   $1.00      --      --      --
Accumulation unit value at end of period       $1.48   $2.24   $2.20   $1.92   $1.73   $1.41      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     11      15      15      15      10      10      --      --      --
*RidgeWorth Variable Trust Small Cap Value Equity Fund liquidated on April 24, 2009.
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (05/21/2002)
Accumulation unit value at beginning of
  period                                       $1.50   $1.59   $1.34   $1.28   $1.08   $0.79   $1.00      --      --
Accumulation unit value at end of period       $1.02   $1.50   $1.59   $1.34   $1.28   $1.08   $0.79      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     68      80      78      77      86      54      21      --      --
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (05/30/2000)
Accumulation unit value at beginning of
  period                                       $1.13   $1.13   $0.99   $0.97   $0.89   $0.75   $0.87   $0.98   $1.00
Accumulation unit value at end of period       $0.79   $1.13   $1.13   $0.99   $0.97   $0.89   $0.75   $0.87   $0.98
Number of accumulation units outstanding at
  end of period (000 omitted)                    277     225      58      73      48      49      39     116      --
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (05/30/2000)
Accumulation unit value at beginning of
  period                                       $1.15   $1.10   $1.07   $1.05   $1.05   $1.06   $1.06   $1.03   $1.00
Accumulation unit value at end of period       $1.16   $1.15   $1.10   $1.07   $1.05   $1.05   $1.06   $1.06   $1.03
Number of accumulation units outstanding at
  end of period (000 omitted)                    720   1,135     646     695     691     813     697     554      53
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (05/21/2002)
Accumulation unit value at beginning of
  period                                       $1.21   $1.16   $1.13   $1.11   $1.08   $1.04   $1.00      --      --
Accumulation unit value at end of period       $1.12   $1.21   $1.16   $1.13   $1.11   $1.08   $1.04      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    743   1,355   1,120   1,133   1,115     572      63      --      --
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (05/21/2002)
Accumulation unit value at beginning of
  period                                       $1.83   $1.71   $1.44   $1.28   $1.10   $0.78   $1.00      --      --
Accumulation unit value at end of period       $1.08   $1.83   $1.71   $1.44   $1.28   $1.10   $0.78      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    367     455     367     326     294     140      26      --      --
--------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (05/21/2002)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of
  period                                       $1.27   $1.24   $1.13   $1.05   $0.98   $0.81   $1.00      --      --
Accumulation unit value at end of period       $0.70   $1.27   $1.24   $1.13   $1.05   $0.98   $0.81      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     24      30      33      24      28      24      --      --      --
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (03/17/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of
  period                                       $1.10   $1.08   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period       $0.63   $1.10   $1.08      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    325     354     377      --      --      --      --      --      --
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (08/30/2002)
Accumulation unit value at beginning of
  period                                       $1.62   $1.44   $1.46   $1.33   $1.24   $1.02   $1.00      --      --
Accumulation unit value at end of period       $0.89   $1.62   $1.44   $1.46   $1.33   $1.24   $1.02      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      1       1       1       1       1       1      --      --      --
--------------------------------------------------------------------------------------------------------------------



 10    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                             2008    2007    2006    2005    2004    2003    2002    2001    2000
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (05/30/2000)
Accumulation unit value at beginning of
  period                                       $1.04   $1.00   $0.88   $0.85   $0.78   $0.61   $0.80   $0.92   $1.00
Accumulation unit value at end of period       $0.65   $1.04   $1.00   $0.88   $0.85   $0.78   $0.61   $0.80   $0.92
Number of accumulation units outstanding at
  end of period (000 omitted)                    683     746     811     799     771     748     360     112       7
--------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (05/30/2000)
Accumulation unit value at beginning of
  period                                       $1.26   $1.21   $1.18   $1.17   $1.17   $1.17   $1.11   $1.06   $1.00
Accumulation unit value at end of period       $1.22   $1.26   $1.21   $1.18   $1.17   $1.17   $1.17   $1.11   $1.06
Number of accumulation units outstanding at
  end of period (000 omitted)                    561     759     861     873     916     849     645      30      --
--------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (05/30/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of
  period                                       $1.48   $1.56   $1.41   $1.36   $1.16   $0.79   $0.96   $1.04   $1.00
Accumulation unit value at end of period       $0.90   $1.48   $1.56   $1.41   $1.36   $1.16   $0.79   $0.96   $1.04
Number of accumulation units outstanding at
  end of period (000 omitted)                     12      16      22      23      26      15      14       2       2
--------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                       $1.69   $1.75   $1.52   $1.48   $1.27   $0.98   $1.00      --      --
Accumulation unit value at end of period       $1.08   $1.69   $1.75   $1.52   $1.48   $1.27   $0.98      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    113     111     125     144     139      57       1      --      --
--------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                       $1.74   $1.72   $1.49   $1.38   $1.22   $0.96   $1.00      --      --
Accumulation unit value at end of period       $1.17   $1.74   $1.72   $1.49   $1.38   $1.22   $0.96      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    304     334     329     325     275      74       2      --      --
--------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                       $2.30   $2.80   $2.05   $1.77   $1.31   $0.96   $1.00      --      --
Accumulation unit value at end of period       $1.41   $2.30   $2.80   $2.05   $1.77   $1.31   $0.96      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      4      27      39      45      22      18      --      --      --
--------------------------------------------------------------------------------------------------------------------





                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    11

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                                                        2008     2007    2006
------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                            $1.06    $1.06   $1.00
Accumulation unit value at end of period                                  $0.51    $1.06   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                            $1.09    $0.99   $1.00
Accumulation unit value at end of period                                  $0.62    $1.09   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                                1,224    1,210     493
------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                            $1.11    $1.01   $1.00
Accumulation unit value at end of period                                  $0.58    $1.11   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                            $1.03    $1.00      --
Accumulation unit value at end of period                                  $0.73    $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                            $1.05    $1.00      --
Accumulation unit value at end of period                                  $0.61    $1.05      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                9,069    4,018      --
------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                            $1.13    $1.04   $1.00
Accumulation unit value at end of period                                  $0.80    $1.13   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of period                            $1.00       --      --
Accumulation unit value at end of period                                  $0.82       --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS
  Balanced Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.
------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period                            $1.16    $1.00      --
Accumulation unit value at end of period                                  $0.60    $1.16      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (05/01/2006)
Accumulation unit value at beginning of period                            $1.15    $1.11   $1.00
Accumulation unit value at end of period                                  $0.67    $1.15   $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   20        9       3
------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (05/01/2006)
Accumulation unit value at beginning of period                            $1.17    $1.12   $1.00
Accumulation unit value at end of period                                  $0.54    $1.17   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                               15,838    6,819   2,227
------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (05/01/2006)
Accumulation unit value at beginning of period                            $1.10    $1.02   $1.00
Accumulation unit value at end of period                                  $1.08    $1.10   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (05/01/2006)
Accumulation unit value at beginning of period                            $1.26    $1.08   $1.00
Accumulation unit value at end of period                                  $0.69    $1.26   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                            $0.90    $1.00      --
Accumulation unit value at end of period                                  $0.67    $0.90      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (05/01/2006)
Accumulation unit value at beginning of period                            $1.15    $0.97   $1.00
Accumulation unit value at end of period                                  $0.67    $1.15   $0.97
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   11       22   4,219
------------------------------------------------------------------------------------------------



 12    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2008     2007    2006
------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (05/01/2006)
Accumulation unit value at beginning of period                            $1.05    $1.12   $1.00
Accumulation unit value at end of period                                  $0.76    $1.05   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period                            $1.08    $1.07   $1.00
Accumulation unit value at end of period                                  $0.80    $1.08   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   18       27   1,524
------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                            $1.13    $1.00      --
Accumulation unit value at end of period                                  $0.67    $1.13      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               19,916    9,765      --
------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                            $1.14    $1.00      --
Accumulation unit value at end of period                                  $0.58    $1.14      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   32       20      --
------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period                            $1.00    $1.04   $1.00
Accumulation unit value at end of period                                  $0.71    $1.00   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                               13,624    7,836       5
------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                            $1.10    $1.00      --
Accumulation unit value at end of period                                  $0.72    $1.10      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                            $0.99    $0.98   $1.00
Accumulation unit value at end of period                                  $0.58    $0.99   $0.98
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                            $1.11    $0.98   $1.00
Accumulation unit value at end of period                                  $0.64    $1.11   $0.98
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --        2     950
------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                            $1.18    $1.12   $1.00
Accumulation unit value at end of period                                  $0.82    $1.18   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                            $1.10    $1.00      --
Accumulation unit value at end of period                                  $0.62    $1.10      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    3        2      --
------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                            $1.10    $1.07   $1.00
Accumulation unit value at end of period                                  $0.68    $1.10   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                            $0.99    $1.00      --
Accumulation unit value at end of period                                  $0.71    $0.99      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                8,170    4,857      --
------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                            $1.20    $1.03   $1.00
Accumulation unit value at end of period                                  $0.68    $1.20   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                               17,964   12,765   9,751
------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                            $1.27    $1.01   $1.00
Accumulation unit value at end of period                                  $0.66    $1.27   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    2        5       5
------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    13

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2008     2007    2006
------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                            $1.07    $1.04   $1.00
Accumulation unit value at end of period                                  $1.02    $1.07   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                               11,995    8,725     859
------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                            $1.13    $0.99   $1.00
Accumulation unit value at end of period                                  $0.68    $1.13   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                               11,273    4,921   1,866
------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                            $1.22    $1.05   $1.00
Accumulation unit value at end of period                                  $0.68    $1.22   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                                1,281    1,053     434
------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                            $0.90    $1.15   $1.00
Accumulation unit value at end of period                                  $0.51    $0.90   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  364      498       1
------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                            $1.14    $1.11   $1.00
Accumulation unit value at end of period                                  $0.79    $1.14   $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  120      132       6
------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                            $1.03    $1.07   $1.00
Accumulation unit value at end of period                                  $0.75    $1.03   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   27       27       1
------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                            $1.09    $0.99   $1.00
Accumulation unit value at end of period                                  $0.62    $1.09   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    3        3       2
------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                            $1.12    $1.09   $1.00
Accumulation unit value at end of period                                  $0.70    $1.12   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   66       83   2,313
------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (05/01/2006)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                            $1.15    $1.05   $1.00
Accumulation unit value at end of period                                  $1.21    $1.15   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                               11,041    9,216   3,787
------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                            $1.12    $1.11   $1.00
Accumulation unit value at end of period                                  $0.64    $1.12   $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  105      116       1
------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (05/01/2006)
Accumulation unit value at beginning of period                            $1.10    $1.08   $1.00
Accumulation unit value at end of period                                  $0.69    $1.10   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                7,744    5,921   3,150
------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                            $0.94    $1.00      --
Accumulation unit value at end of period                                  $0.59    $0.94      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    3        2      --
------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                            $1.06    $1.00      --
Accumulation unit value at end of period                                  $0.63    $1.06      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               20,536   11,694      --
------------------------------------------------------------------------------------------------



 14    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2008     2007    2006
------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                            $1.03    $1.00      --
Accumulation unit value at end of period                                  $0.61    $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/01/2006)
Accumulation unit value at beginning of period                            $1.13    $1.03   $1.00
Accumulation unit value at end of period                                  $0.70    $1.13   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/01/2006)
Accumulation unit value at beginning of period                            $1.02    $1.00   $1.00
Accumulation unit value at end of period                                  $0.61    $1.02   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    2        2       5
------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (05/01/2006)
Accumulation unit value at beginning of period                            $1.10    $1.07   $1.00
Accumulation unit value at end of period                                  $0.85    $1.10   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (05/01/2006)
Accumulation unit value at beginning of period                            $1.54    $1.22   $1.00
Accumulation unit value at end of period                                  $0.95    $1.54   $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   10        9       2
------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                            $1.15    $1.02   $1.00
Accumulation unit value at end of period                                  $0.62    $1.15   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   30       32      12
------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                            $1.12    $1.07   $1.00
Accumulation unit value at end of period                                  $0.66    $1.12   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   22       10       1
------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                            $0.98    $1.00   $1.00
Accumulation unit value at end of period                                  $0.60    $0.98   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   24       24      20
------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period                            $1.13    $1.04   $1.00
Accumulation unit value at end of period                                  $0.96    $1.13   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                               18,542   13,059   3,108
------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                            $1.04    $1.00      --
Accumulation unit value at end of period                                  $0.86    $1.04      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               17,312   11,741      --
------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2006)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                            $1.01    $1.03   $1.00
Accumulation unit value at end of period                                  $0.83    $1.01   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (05/01/2006)
Accumulation unit value at beginning of period                            $1.17    $1.09   $1.00
Accumulation unit value at end of period                                  $0.65    $1.17   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (05/01/2006)
Accumulation unit value at beginning of period                            $0.90    $1.04   $1.00
Accumulation unit value at end of period                                  $0.54    $0.90   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --        6   1,670
------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (05/01/2006)
Accumulation unit value at beginning of period                            $0.98    $0.95   $1.00
Accumulation unit value at end of period                                  $0.53    $0.98   $0.95
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    15

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2008     2007    2006
------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND* (05/01/2006)
Accumulation unit value at beginning of period                            $1.08    $1.08   $1.00
Accumulation unit value at end of period                                  $0.66    $1.08   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                1,156    1,036     708
*RidgeWorth Variable Trust Large Cap Core Equity Fund liquidated on April 24, 2009.
------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND* (05/01/2006)
Accumulation unit value at beginning of period                            $1.20    $1.05   $1.00
Accumulation unit value at end of period                                  $0.70    $1.20   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
*RidgeWorth Variable Trust Large Cap Growth Stock Fund liquidated on April 24, 2009.
------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND* (05/01/2006)
Accumulation unit value at beginning of period                            $1.12    $1.09   $1.00
Accumulation unit value at end of period                                  $0.75    $1.12   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
*RidgeWorth Variable Trust Large Cap Value Equity Fund liquidated on April 24, 2009.
------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND* (05/01/2006)
Accumulation unit value at beginning of period                            $1.07    $1.02   $1.00
Accumulation unit value at end of period                                  $0.63    $1.07   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
*RidgeWorth Variable Trust Mid-Cap Core Equity Fund liquidated on April 24, 2009.
------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND* (05/01/2006)
Accumulation unit value at beginning of period                            $1.01    $1.00   $1.00
Accumulation unit value at end of period                                  $0.67    $1.01   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                                1,136    1,089     369
*RidgeWorth Variable Trust Small Cap Value Equity Fund liquidated on April 24, 2009.
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                            $0.99    $1.00      --
Accumulation unit value at end of period                                  $0.60    $0.99      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               16,104    7,996      --
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (05/01/2006)
Accumulation unit value at beginning of period                            $1.10    $1.05   $1.00
Accumulation unit value at end of period                                  $0.69    $1.10   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (05/01/2006)
Accumulation unit value at beginning of period                            $0.99    $1.05   $1.00
Accumulation unit value at end of period                                  $0.67    $0.99   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  845      639      --
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (05/01/2006)
Accumulation unit value at beginning of period                            $1.06    $1.02   $1.00
Accumulation unit value at end of period                                  $1.07    $1.06   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                1,399      321      67
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (05/01/2006)
Accumulation unit value at beginning of period                            $1.09    $1.04   $1.00
Accumulation unit value at end of period                                  $1.01    $1.09   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                               27,863   19,798   8,562
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period                            $1.14    $1.06   $1.00
Accumulation unit value at end of period                                  $0.67    $1.14   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                               27,148   12,478   5,812
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period                            $1.10    $1.03   $1.00
Accumulation unit value at end of period                                  $1.09    $1.10   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                               11,339    9,543   6,089
------------------------------------------------------------------------------------------------



 16    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2008     2007    2006
------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (05/01/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                            $1.08    $1.05   $1.00
Accumulation unit value at end of period                                  $0.59    $1.08   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                                1,417      997      --
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (05/01/2006)
Accumulation unit value at beginning of period                            $1.07    $1.06   $1.00
Accumulation unit value at end of period                                  $0.79    $1.07   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  490      517     761
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (05/01/2006)
Accumulation unit value at beginning of period                            $1.07    $1.05   $1.00
Accumulation unit value at end of period                                  $0.86    $1.07   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                               10,342    7,039   2,214
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (05/01/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                            $1.10    $1.08   $1.00
Accumulation unit value at end of period                                  $0.63    $1.10   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (05/01/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                            $1.08    $1.10   $1.00
Accumulation unit value at end of period                                  $0.65    $1.08   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (05/01/2006)
Accumulation unit value at beginning of period                            $1.08    $0.96   $1.00
Accumulation unit value at end of period                                  $0.59    $1.08   $0.96
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                            $1.00    $1.00      --
Accumulation unit value at end of period                                  $0.54    $1.00      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (05/01/2006)
Accumulation unit value at beginning of period                            $1.13    $1.09   $1.00
Accumulation unit value at end of period                                  $0.70    $1.13   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    7        4       2
------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (05/01/2006)
Accumulation unit value at beginning of period                            $1.07    $1.03   $1.00
Accumulation unit value at end of period                                  $1.03    $1.07   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                                1,449      711     239
------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (05/01/2006)
Accumulation unit value at beginning of period                            $1.55    $1.13   $1.00
Accumulation unit value at end of period                                  $0.71    $1.55   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                8,276    3,593   1,590
------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (05/01/2006)
Accumulation unit value at beginning of period                            $1.19    $1.07   $1.00
Accumulation unit value at end of period                                  $0.70    $1.19   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                            $1.06    $1.09   $1.00
Accumulation unit value at end of period                                  $0.67    $1.06   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                               12,787    7,163   5,339
------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                            $0.85    $1.00      --
Accumulation unit value at end of period                                  $0.47    $0.85      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                7,158    2,329      --
------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    17

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                                        2008     2007    2006
------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                            $1.13    $1.00      --
Accumulation unit value at end of period                                  $0.59    $1.13      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   12       12      --
------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                            $1.01    $1.23   $1.00
Accumulation unit value at end of period                                  $0.62    $1.01   $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   75       71      46
------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (05/01/2006)
Accumulation unit value at beginning of period                            $1.26    $1.09   $1.00
Accumulation unit value at end of period                                  $0.68    $1.26   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                               10,601    4,011   2,127
------------------------------------------------------------------------------------------------
WANGER USA (05/01/2006)
Accumulation unit value at beginning of period                            $1.05    $1.00   $1.00
Accumulation unit value at end of period                                  $0.62    $1.05   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                                5,499    3,212     306
------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (05/01/2006)
Accumulation unit value at beginning of period                            $1.15    $1.08   $1.00
Accumulation unit value at end of period                                  $0.81    $1.15   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (05/01/2006)
Accumulation unit value at beginning of period                            $1.10    $1.12   $1.00
Accumulation unit value at end of period                                  $0.71    $1.10   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  625      418      --
------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period                            $1.13    $1.12   $1.00
Accumulation unit value at end of period                                  $0.71    $1.13   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (05/01/2006)
Accumulation unit value at beginning of period                            $1.18    $1.06   $1.00
Accumulation unit value at end of period                                  $0.66    $1.18   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (05/01/2006)
Accumulation unit value at beginning of period                            $1.13    $1.11   $1.00
Accumulation unit value at end of period                                  $0.68    $1.13   $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (05/01/2006)
Accumulation unit value at beginning of period                            $1.09    $1.02   $1.00
Accumulation unit value at end of period                                  $0.66    $1.09   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (05/01/2006)
Accumulation unit value at beginning of period                            $1.06    $1.02   $1.00
Accumulation unit value at end of period                                  $1.08    $1.06   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   70        7       1
------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2006)
Accumulation unit value at beginning of period                            $1.14    $1.02   $1.00
Accumulation unit value at end of period                                  $0.66    $1.14   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   --       --      --
------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (05/01/2006)
Accumulation unit value at beginning of period                            $1.09    $1.04   $1.00
Accumulation unit value at end of period                                  $1.11    $1.09   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                2,554    3,584   1,094
------------------------------------------------------------------------------------------------





 18    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                          2008     2007     2006     2005     2004     2003     2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II
  SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.28    $1.28    $1.14    $1.10    $1.00    $0.76   $1.00      --      --
Accumulation unit value at end of period     $0.61    $1.28    $1.28    $1.14    $1.10    $1.00   $0.76      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             3,472    3,848    3,968    4,260    4,314    3,443     711      --      --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (05/30/2000)
Accumulation unit value at beginning of
  period                                     $0.86    $0.78    $0.74    $0.69    $0.65    $0.51   $0.68   $0.90   $1.00
Accumulation unit value at end of period     $0.49    $0.86    $0.78    $0.74    $0.69    $0.65   $0.51   $0.68   $0.90
Number of accumulation units outstanding
  at end of period (000 omitted)             1,271    1,621    1,948    1,735    2,151    2,361   2,237   1,995     160
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                     $1.62    $1.46    $1.39    $1.30    $1.23    $0.97   $1.00      --      --
Accumulation unit value at end of period     $0.92    $1.62    $1.46    $1.39    $1.30    $1.23   $0.97      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                85       94      100      148      150       97      26      --      --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.55    $1.42    $1.23    $1.14    $1.00    $0.75   $1.00      --      --
Accumulation unit value at end of period     $0.81    $1.55    $1.42    $1.23    $1.14    $1.00   $0.75      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               512      541      546      539      551      352      --      --      --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of
  period                                     $1.16    $1.08    $1.00       --       --       --      --      --      --
Accumulation unit value at end of period     $0.80    $1.16    $1.08       --       --       --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,057    1,510    1,847       --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
  period                                     $1.15    $1.08    $1.00       --       --       --      --      --      --
Accumulation unit value at end of period     $0.80    $1.15    $1.08       --       --       --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               144      101      114       --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of
  period                                     $1.00       --       --       --       --       --      --      --      --
Accumulation unit value at end of period     $0.82       --       --       --       --       --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               659       --       --       --       --       --      --      --      --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced Wealth Strategy
  Portfolio (Class B) on Sept. 26, 2008.
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of
  period                                     $0.57    $0.48    $0.45    $0.44    $0.42    $0.29   $0.51   $0.69   $1.00
Accumulation unit value at end of period     $0.29    $0.57    $0.48    $0.45    $0.44    $0.42   $0.29   $0.51   $0.69
Number of accumulation units outstanding
  at end of period (000 omitted)             1,400    1,782    1,865    2,154    2,520    2,760   1,530   1,387     216
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.32    $1.28    $1.10    $1.07    $0.97    $0.74   $0.96   $0.97   $1.00
Accumulation unit value at end of period     $0.78    $1.32    $1.28    $1.10    $1.07    $0.97   $0.74   $0.96   $0.97
Number of accumulation units outstanding
  at end of period (000 omitted)             5,177    6,957    7,884    8,905    9,205    9,217   8,241   3,601      65
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of
  period                                     $0.73    $0.65    $0.66    $0.58    $0.55    $0.45   $0.65   $0.80   $1.00
Accumulation unit value at end of period     $0.44    $0.73    $0.65    $0.66    $0.58    $0.55   $0.45   $0.65   $0.80
Number of accumulation units outstanding
  at end of period (000 omitted)             2,411    3,477    3,689    4,232    4,505    4,990   4,459   3,531     438
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.18    $1.14    $1.10    $1.09    $1.06    $1.04   $1.00      --      --
Accumulation unit value at end of period     $0.94    $1.18    $1.14    $1.10    $1.09    $1.06   $1.04      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,790    3,270    3,259    3,419    3,566    2,882     892      --      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.42    $1.35    $1.24    $1.20    $1.14    $1.00   $1.00      --      --
Accumulation unit value at end of period     $0.76    $1.42    $1.35    $1.24    $1.20    $1.14   $1.00      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               297      259      251      251      315      259     132      --      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.63    $1.59    $1.52    $1.55    $1.44    $1.25   $1.09   $1.04   $1.00
Accumulation unit value at end of period     $1.14    $1.63    $1.59    $1.52    $1.55    $1.44   $1.25   $1.09   $1.04
Number of accumulation units outstanding
  at end of period (000 omitted)             1,082    1,701    1,838    1,720    1,543    1,496   1,118   1,187       8
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.40    $1.37    $1.31    $1.34    $1.25    $1.08   $1.00      --      --
Accumulation unit value at end of period     $0.97    $1.40    $1.37    $1.31    $1.34    $1.25   $1.08      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,644    1,928    2,005    2,010    2,081    1,184     137      --      --
-----------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    19

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                          2008     2007     2006     2005     2004     2003     2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.36    $1.27    $1.14    $1.05    $0.98    $0.76   $0.91   $1.04   $1.00
Accumulation unit value at end of period     $0.90    $1.36    $1.27    $1.14    $1.05    $0.98   $0.76   $0.91   $1.04
Number of accumulation units outstanding
  at end of period (000 omitted)               335      543      630      679      408      271     297     153      18
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (08/30/2002)
Accumulation unit value at beginning of
  period                                     $1.70    $1.59    $1.43    $1.33    $1.23    $0.96   $1.00      --      --
Accumulation unit value at end of period     $1.12    $1.70    $1.59    $1.43    $1.33    $1.23   $0.96      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,312    2,534    2,842    2,926    1,803    1,600      35      --      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.92    $1.75    $1.60    $1.52    $1.35    $0.99   $1.00      --      --
Accumulation unit value at end of period     $1.11    $1.92    $1.75    $1.60    $1.52    $1.35   $0.99      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               825      908    1,033    1,059      819      723     173      --      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.42    $1.40    $1.30    $1.30    $1.21    $1.04   $1.00      --      --
Accumulation unit value at end of period     $1.04    $1.42    $1.40    $1.30    $1.30    $1.21   $1.04      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,200    1,340    1,372    1,584    1,819    1,612     202      --      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1 (12/08/2003)
Accumulation unit value at beginning of
  period                                     $1.96    $1.72    $1.41    $1.23    $1.05    $1.00      --      --      --
Accumulation unit value at end of period     $1.13    $1.96    $1.72    $1.41    $1.23    $1.05      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               573    1,012      954      759      526      478      --      --      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $2.24    $1.97    $1.62    $1.42    $1.21    $0.93   $1.00      --      --
Accumulation unit value at end of period     $1.29    $2.24    $1.97    $1.62    $1.42    $1.21   $0.93      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,763    1,953    2,047    2,146    2,277    2,026     213      --      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of
  period                                     $0.89    $0.80    $0.77    $0.75    $0.70    $0.51   $0.69   $0.82   $1.00
Accumulation unit value at end of period     $0.64    $0.89    $0.80    $0.77    $0.75    $0.70   $0.51   $0.69   $0.82
Number of accumulation units outstanding
  at end of period (000 omitted)               874    1,266    1,713    1,982    2,283    2,326   2,140   1,855     280
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.67    $1.51    $1.44    $1.41    $1.33    $0.96   $1.00      --      --
Accumulation unit value at end of period     $1.20    $1.67    $1.51    $1.44    $1.41    $1.33   $0.96      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,592    1,826    2,095    2,135    2,300    1,894     351      --      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of
  period                                     $2.17    $2.38    $1.98    $1.80    $1.52    $1.18   $1.37   $1.17   $1.00
Accumulation unit value at end of period     $1.48    $2.17    $2.38    $1.98    $1.80    $1.52   $1.18   $1.37   $1.17
Number of accumulation units outstanding
  at end of period (000 omitted)             1,083    1,661    1,963    2,067    2,101    2,071   1,930     481      33
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.73    $1.90    $1.58    $1.45    $1.22    $0.95   $1.00      --      --
Accumulation unit value at end of period     $1.17    $1.73    $1.90    $1.58    $1.45    $1.22   $0.95      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,832    2,098    2,316    2,457    2,527    1,817     482      --      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.62    $1.40    $1.27    $1.10    $0.96    $0.76   $0.84   $0.97   $1.00
Accumulation unit value at end of period     $0.92    $1.62    $1.40    $1.27    $1.10    $0.96   $0.76   $0.84   $0.97
Number of accumulation units outstanding
  at end of period (000 omitted)             3,432    4,996    5,829    6,143    6,012    5,522   4,717   2,028     189
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.84    $1.59    $1.44    $1.25    $1.09    $0.86   $1.00      --      --
Accumulation unit value at end of period     $1.04    $1.84    $1.59    $1.44    $1.25    $1.09   $0.86      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             7,562    8,559    9,102    9,289    9,448    6,450     740      --      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.38    $1.10    $1.04    $1.00    $0.98    $0.75   $1.00      --      --
Accumulation unit value at end of period     $0.72    $1.38    $1.10    $1.04    $1.00    $0.98   $0.75      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,016    1,075    1,144    1,173    1,153      947     108      --      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.13    $1.12    $1.02    $1.00    $0.92    $0.74   $0.72   $0.82   $1.00
Accumulation unit value at end of period     $0.84    $1.13    $1.12    $1.02    $1.00    $0.92   $0.74   $0.72   $0.82
Number of accumulation units outstanding
  at end of period (000 omitted)               831    1,106    1,157    1,115    1,549    1,592   1,089     793      27
-----------------------------------------------------------------------------------------------------------------------



 20    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                          2008     2007     2006     2005     2004     2003     2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
  period                                     $2.59    $2.26    $2.03    $1.74    $1.41    $1.03   $1.15   $1.21   $1.00
Accumulation unit value at end of period     $1.55    $2.59    $2.26    $2.03    $1.74    $1.41   $1.03   $1.15   $1.21
Number of accumulation units outstanding
  at end of period (000 omitted)             2,104    2,903    3,631    3,999    4,304    4,411   4,180   2,134     134
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
  period                                     $2.12    $1.86    $1.67    $1.43    $1.16    $0.85   $1.00      --      --
Accumulation unit value at end of period     $1.26    $2.12    $1.86    $1.67    $1.43    $1.16   $0.85      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             3,943    4,544    4,727    5,058    5,311    4,116     773      --      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.89    $1.63    $1.40    $1.19    $1.07    $0.75   $1.00      --      --
Accumulation unit value at end of period     $1.05    $1.89    $1.63    $1.40    $1.19    $1.07   $0.75      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               308      326      300      312      267      147      20      --      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.71    $2.19    $1.83    $1.63    $1.25    $0.93   $1.00      --      --
Accumulation unit value at end of period     $0.98    $1.71    $2.19    $1.83    $1.63    $1.25   $0.93      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               234      306      330      436      501      490      35      --      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.54    $1.59    $1.38    $1.28    $1.04    $0.80   $1.00      --      --
Accumulation unit value at end of period     $1.02    $1.54    $1.59    $1.38    $1.28    $1.04   $0.80      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,145    1,263    1,508    1,645    1,681    1,294     127      --      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
  period                                     $0.97    $0.89    $0.82    $0.80    $0.72    $0.53   $0.75   $0.90   $1.00
Accumulation unit value at end of period     $0.55    $0.97    $0.89    $0.82    $0.80    $0.72   $0.53   $0.75   $0.90
Number of accumulation units outstanding
  at end of period (000 omitted)             3,698    4,359    4,937    5,648    5,959    5,563   4,074   2,165     202
-----------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.82    $1.78    $1.52    $1.39    $1.25    $1.01   $1.16   $1.09   $1.00
Accumulation unit value at end of period     $1.13    $1.82    $1.78    $1.52    $1.39    $1.25   $1.01   $1.16   $1.09
Number of accumulation units outstanding
  at end of period (000 omitted)            10,910   13,427   15,037   15,625   16,295   13,976   5,681   1,321       7
-----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
  period                                     $2.98    $2.34    $1.84    $1.46    $1.19    $0.78   $0.79   $0.87   $1.00
Accumulation unit value at end of period     $1.39    $2.98    $2.34    $1.84    $1.46    $1.19   $0.78   $0.79   $0.87
Number of accumulation units outstanding
  at end of period (000 omitted)               169      256      254      326      284      123      94      41       2
-----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.56    $1.37    $1.14    $1.04    $0.89    $0.68   $0.85   $1.02   $1.00
Accumulation unit value at end of period     $0.92    $1.56    $1.37    $1.14    $1.04    $0.89   $0.68   $0.85   $1.02
Number of accumulation units outstanding
  at end of period (000 omitted)             4,519    5,332    5,634    5,619    5,752    4,506   2,059     887      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
  period                                     $0.79    $0.72    $0.68    $0.66    $0.61    $0.50   $0.70   $0.95   $1.00
Accumulation unit value at end of period     $0.49    $0.79    $0.72    $0.68    $0.66    $0.61   $0.50   $0.70   $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)             1,810    2,305    2,369    2,785    3,563    3,620   3,137   2,288      71
-----------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.04    $1.03    $0.92    $0.88    $0.84    $0.64   $0.95   $1.01   $1.00
Accumulation unit value at end of period     $0.62    $1.04    $1.03    $0.92    $0.88    $0.84   $0.64   $0.95   $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)             1,312    1,474    1,559    1,655    1,701    1,414     569     317       7
-----------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.50    $1.46    $1.32    $1.30    $1.18    $1.03   $1.10   $1.12   $1.00
Accumulation unit value at end of period     $1.15    $1.50    $1.46    $1.32    $1.30    $1.18   $1.03   $1.10   $1.12
Number of accumulation units outstanding
  at end of period (000 omitted)            10,711   13,139   14,025   15,007   15,297   13,127   7,687   3,440      86
-----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (05/21/2002)
Accumulation unit value at beginning of
  period                                     $2.84    $2.25    $1.74    $1.51    $1.17    $0.87   $1.00      --      --
Accumulation unit value at end of period     $1.74    $2.84    $2.25    $1.74    $1.51    $1.17   $0.87      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               449      517      602      485      495      284      23      --      --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.33    $1.18    $1.11    $1.07    $1.01    $0.78   $1.00      --      --
Accumulation unit value at end of period     $0.71    $1.33    $1.18    $1.11    $1.07    $1.01   $0.78      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,938    2,209    2,384    2,346    2,277    1,433     141      --      --
-----------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    21

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                          2008     2007     2006     2005     2004     2003     2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.75    $1.67    $1.44    $1.27    $1.08    $0.77   $1.00      --      --
Accumulation unit value at end of period     $1.03    $1.75    $1.67    $1.44    $1.27    $1.08   $0.77      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,089    1,269    1,300    1,086    1,182      786     123      --      --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.36    $1.38    $1.28    $1.26    $1.18    $0.96   $1.00      --      --
Accumulation unit value at end of period     $0.29    $1.36    $1.38    $1.28    $1.26    $1.18   $0.96      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               967      955    1,051    1,086    1,075      922     136      --      --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.60    $1.64    $1.45    $1.34    $1.13    $0.79   $1.00      --      --
Accumulation unit value at end of period     $0.98    $1.60    $1.64    $1.45    $1.34    $1.13   $0.79      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,084    1,146    1,209    1,280    1,417    1,150     199      --      --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.50    $1.38    $1.30    $1.29    $1.20    $1.04   $1.00      --      --
Accumulation unit value at end of period     $1.27    $1.50    $1.38    $1.30    $1.29    $1.20   $1.04      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             3,471    3,945    3,751    3,793    3,633    2,551     161      --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.22    $1.31    $1.14    $1.10    $1.00    $0.79   $0.99   $1.07   $1.00
Accumulation unit value at end of period     $0.74    $1.22    $1.31    $1.14    $1.10    $1.00   $0.79   $0.99   $1.07
Number of accumulation units outstanding
  at end of period (000 omitted)             1,582    1,994    2,148    2,381    2,608    2,620   1,991   1,166      31
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/30/2002)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of
  period                                     $1.35    $1.38    $1.35    $1.21    $1.14    $0.98   $1.00      --      --
Accumulation unit value at end of period     $1.11    $1.35    $1.38    $1.35    $1.21    $1.14   $0.98      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               224      256      390      400      428      307      31      --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.75    $1.63    $1.29    $1.16    $1.01    $0.80   $1.00      --      --
Accumulation unit value at end of period     $0.97    $1.75    $1.63    $1.29    $1.16    $1.01   $0.80      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,696    1,769    1,896    2,017    2,126    1,817     436      --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.10    $0.98    $0.79    $0.67    $0.60    $0.46   $0.53   $0.76   $1.00
Accumulation unit value at end of period     $0.63    $1.10    $0.98    $0.79    $0.67    $0.60   $0.46   $0.53   $0.76
Number of accumulation units outstanding
  at end of period (000 omitted)               389      607      616      814      878      927     895   1,015      86
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.21    $1.22    $1.11    $1.06    $1.00    $0.81   $1.00      --      --
Accumulation unit value at end of period     $0.74    $1.21    $1.22    $1.11    $1.06    $1.00   $0.81      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               134      136      145      147      146      147      57      --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of
  period                                     $0.76    $0.74    $0.71    $0.64    $0.55    $0.41   $0.60   $0.92   $1.00
Accumulation unit value at end of period     $0.41    $0.76    $0.74    $0.71    $0.64    $0.55   $0.41   $0.60   $0.92
Number of accumulation units outstanding
  at end of period (000 omitted)               906    1,354    1,713    1,945    2,276    2,615   2,476   2,325     216
-----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                     $1.79    $1.80    $1.57    $1.45    $1.28    $1.00      --      --      --
Accumulation unit value at end of period     $1.10    $1.79    $1.80    $1.57    $1.45    $1.28      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                37       46       46       31       17       37      --      --      --
*RidgeWorth Variable Trust Large Cap Core Equity Fund liquidated on April 24, 2009.
-----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                     $1.56    $1.37    $1.25    $1.27    $1.21    $1.00      --      --      --
Accumulation unit value at end of period     $0.92    $1.56    $1.37    $1.25    $1.27    $1.21      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                 9        9       11       11       11       30      --      --      --
*RidgeWorth Variable Trust Large Cap Growth Stock Fund liquidated on April 24, 2009.
-----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                     $1.84    $1.79    $1.48    $1.44    $1.27    $1.00      --      --      --
Accumulation unit value at end of period     $1.22    $1.84    $1.79    $1.48    $1.44    $1.27      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                 5        5        5        5        5        5      --      --      --
*RidgeWorth Variable Trust Large Cap Value Equity Fund liquidated on April 24, 2009.
-----------------------------------------------------------------------------------------------------------------------



 22    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                          2008     2007     2006     2005     2004     2003     2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                     $1.96    $1.88    $1.72    $1.52    $1.31    $1.00      --      --      --
Accumulation unit value at end of period     $1.15    $1.96    $1.88    $1.72    $1.52    $1.31      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                 9        9        8        3        3        3      --      --      --
*RidgeWorth Variable Trust Mid-Cap Core Equity Fund liquidated on April 24, 2009.
-----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                     $2.23    $2.19    $1.91    $1.73    $1.41    $1.00      --      --      --
Accumulation unit value at end of period     $1.47    $2.23    $2.19    $1.91    $1.73    $1.41      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                15       16       18       11       25       27      --      --      --
*RidgeWorth Variable Trust Small Cap Value Equity Fund liquidated on April 24, 2009.
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.49    $1.59    $1.33    $1.28    $1.07    $0.79   $1.00      --      --
Accumulation unit value at end of period     $1.01    $1.49    $1.59    $1.33    $1.28    $1.07   $0.79      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               460      507      530      534      638      535      67      --      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.13    $1.12    $0.99    $0.96    $0.89    $0.75   $0.87   $0.98   $1.00
Accumulation unit value at end of period     $0.78    $1.13    $1.12    $0.99    $0.96    $0.89   $0.75   $0.87   $0.98
Number of accumulation units outstanding
  at end of period (000 omitted)               454      382      707      607      710      872     906     682      40
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.09    $1.05    $1.02    $1.00    $1.01    $1.01   $1.01   $1.00   $1.00
Accumulation unit value at end of period     $1.10    $1.09    $1.05    $1.02    $1.00    $1.01   $1.01   $1.01   $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)             4,841    3,738    2,880    2,618    2,964    3,701   2,933   2,828      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.21    $1.16    $1.12    $1.11    $1.08    $1.04   $1.00      --      --
Accumulation unit value at end of period     $1.12    $1.21    $1.16    $1.12    $1.11    $1.08   $1.04      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             3,120    3,407    3,164    3,290    3,256    2,381     215      --      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.82    $1.70    $1.44    $1.28    $1.09    $0.78   $1.00      --      --
Accumulation unit value at end of period     $1.07    $1.82    $1.70    $1.44    $1.28    $1.09   $0.78      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,449    1,612    1,695    1,713    1,639    1,367     187      --      --
-----------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (05/21/2002)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of
  period                                     $1.26    $1.23    $1.12    $1.05    $0.98    $0.81   $1.00      --      --
Accumulation unit value at end of period     $0.69    $1.26    $1.23    $1.12    $1.05    $0.98   $0.81      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                35       46       46       48       58       67       9      --      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (03/17/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of
  period                                     $1.10    $1.08    $1.00       --       --       --      --      --      --
Accumulation unit value at end of period     $0.63    $1.10    $1.08       --       --       --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,225    2,383    2,344       --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (08/30/2002)
Accumulation unit value at beginning of
  period                                     $1.61    $1.43    $1.45    $1.33    $1.23    $1.02   $1.00      --      --
Accumulation unit value at end of period     $0.88    $1.61    $1.43    $1.45    $1.33    $1.23   $1.02      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                24       40       43       44       46       27       9      --      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.03    $1.00    $0.87    $0.85    $0.78    $0.61   $0.80   $0.92   $1.00
Accumulation unit value at end of period     $0.64    $1.03    $1.00    $0.87    $0.85    $0.78   $0.61   $0.80   $0.92
Number of accumulation units outstanding
  at end of period (000 omitted)             3,672    4,498    4,948    5,214    5,633    5,260   3,995   1,567       2
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.24    $1.19    $1.16    $1.16    $1.16    $1.16   $1.10   $1.05   $1.00
Accumulation unit value at end of period     $1.20    $1.24    $1.19    $1.16    $1.16    $1.16   $1.16   $1.10   $1.05
Number of accumulation units outstanding
  at end of period (000 omitted)             3,146    4,022    4,370    4,579    4,914    5,238   5,336   2,495      25
-----------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (05/30/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of
  period                                     $1.46    $1.55    $1.40    $1.35    $1.15    $0.79   $0.96   $1.04   $1.00
Accumulation unit value at end of period     $0.89    $1.46    $1.55    $1.40    $1.35    $1.15   $0.79   $0.96   $1.04
Number of accumulation units outstanding
  at end of period (000 omitted)               206      301      310      348      340      363     191      63      --
-----------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    23

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                          2008     2007     2006     2005     2004     2003     2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                     $1.68    $1.74    $1.52    $1.47    $1.27    $0.98   $1.00      --      --
Accumulation unit value at end of period     $1.07    $1.68    $1.74    $1.52    $1.47    $1.27   $0.98      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,172    1,429    1,557    1,856    1,952    1,369     203      --      --
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                     $1.73    $1.71    $1.49    $1.37    $1.22    $0.96   $1.00      --      --
Accumulation unit value at end of period     $1.16    $1.73    $1.71    $1.49    $1.37    $1.22   $0.96      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               674      791      957    1,039    1,057      734      43      --      --
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                     $2.29    $2.79    $2.04    $1.76    $1.31    $0.96   $1.00      --      --
Accumulation unit value at end of period     $1.40    $2.29    $2.79    $2.04    $1.76    $1.31   $0.96      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               189      190      210      266      216      178      57      --      --
-----------------------------------------------------------------------------------------------------------------------





 24    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                         2008   2007   2006   2005   2004    2003   2002   2001   2000   1999
----------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II
  SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.26  $1.25  $1.12  $1.08   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.60  $1.26  $1.25  $1.12   $1.08     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               945    779    870  1,109     610     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (11/11/1999)
Accumulation unit value at beginning of
  period                                   $1.07  $0.96  $0.92  $0.85   $0.81  $0.63  $0.84  $1.11  $1.26  $1.00
Accumulation unit value at end of period   $0.61  $1.07  $0.96  $0.92   $0.85  $0.81  $0.63  $0.84  $1.11  $1.26
Number of accumulation units outstanding
at end of period (000 omitted)               143    156    173    129     140    150    131     78     29     --
----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.33  $1.20  $1.15  $1.07   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.75  $1.33  $1.20  $1.15   $1.07     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                61     50     50     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.50  $1.37  $1.20  $1.11   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.78  $1.50  $1.37  $1.20   $1.11     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                --     --     --     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of
  period                                   $1.16  $1.08  $1.00     --      --     --     --     --     --     --
Accumulation unit value at end of period   $0.80  $1.16  $1.08     --      --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               170    220    254     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                   $1.03  $1.00     --     --      --     --     --     --     --     --
Accumulation unit value at end of period   $0.73  $1.03     --     --      --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                --     --     --     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                   $1.04  $1.00     --     --      --     --     --     --     --     --
Accumulation unit value at end of period   $0.61  $1.04     --     --      --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               322    238     --     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.36  $1.26  $1.15  $1.08   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.96  $1.36  $1.26  $1.15   $1.08     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               186    220    259    323     187     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of
  period                                   $1.00     --     --     --      --     --     --     --     --     --
Accumulation unit value at end of period   $0.82     --     --     --      --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                15     --     --     --      --     --     --     --     --     --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced Wealth
  Strategy Portfolio (Class B) on Sept. 26, 2008.
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of
  period                                   $1.16  $1.00     --     --      --     --     --     --     --     --
Accumulation unit value at end of period   $0.60  $1.16     --     --      --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                --     --     --     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.34  $1.29  $1.12  $1.08   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.79  $1.34  $1.29  $1.12   $1.08     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 7      7      7      4       4     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.93  $1.85  $1.38  $1.20   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.89  $1.93  $1.85  $1.38   $1.20     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)             3,533  2,657  2,757  2,505     620     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.15  $1.06  $1.06  $1.06   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $1.12  $1.15  $1.06  $1.06   $1.06     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)             3,849  6,168  6,843  5,789   1,416     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.80  $1.55  $1.25  $1.12   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.98  $1.80  $1.55  $1.25   $1.12     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                --     --     --     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    25

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                         2008   2007   2006   2005   2004    2003   2002   2001   2000   1999
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                   $0.90  $1.00     --     --      --     --     --     --     --     --
Accumulation unit value at end of period   $0.67  $0.90     --     --      --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                --     --     --     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.23  $1.03  $1.07  $1.07   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.71  $1.23  $1.03  $1.07   $1.07     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)             2,162  2,228  3,255  1,738     450     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.24  $1.33  $1.13  $1.09   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.90  $1.24  $1.33  $1.13   $1.09     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 2      2      2      2       2     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA ASSET ALLOCATION FUND, VARIABLE SERIES, CLASS A (04/07/2003)
Accumulation unit value at beginning of
  period                                   $1.64  $1.52  $1.38  $1.31   $1.20  $1.00     --     --     --     --
Accumulation unit value at end of period   $1.16  $1.64  $1.52  $1.38   $1.31  $1.20     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               117     87     70    135     142    222     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA FEDERAL SECURITIES FUND, VARIABLE SERIES, CLASS A (04/07/2003)
Accumulation unit value at beginning of
  period                                   $1.14  $1.08  $1.06  $1.04   $1.01  $1.00     --     --     --     --
Accumulation unit value at end of period   $1.21  $1.14  $1.08  $1.06   $1.04  $1.01     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               331    330    282    293     303    359     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS A (04/28/2006)
Accumulation unit value at beginning of
  period                                   $1.08  $1.07  $1.00     --      --     --     --     --     --     --
Accumulation unit value at end of period   $0.80  $1.08  $1.07     --      --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                84    100    106     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of
  period                                   $1.07  $1.07  $1.00     --      --     --     --     --     --     --
Accumulation unit value at end of period   $0.80  $1.07  $1.07     --      --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               978  1,179  1,561     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES, CLASS A (02/25/2005)
Accumulation unit value at beginning of
  period                                   $1.30  $1.13  $1.04  $1.00      --     --     --     --     --     --
Accumulation unit value at end of period   $0.76  $1.30  $1.13  $1.04      --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               409    587    638    692      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of
  period                                   $1.12  $1.00     --     --      --     --     --     --     --     --
Accumulation unit value at end of period   $0.67  $1.12     --     --      --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               985    714     --     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of
  period                                   $1.14  $1.00     --     --      --     --     --     --     --     --
Accumulation unit value at end of period   $0.58  $1.14     --     --      --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                --     --     --     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.39  $1.44  $1.22  $1.17   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.99  $1.39  $1.44  $1.22   $1.17     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               339    342     --     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL COMPANY GROWTH FUND, VARIABLE SERIES, CLASS A (04/14/2003)
Accumulation unit value at beginning of
  period                                   $2.09  $1.87  $1.68  $1.65   $1.50  $1.00     --     --     --     --
Accumulation unit value at end of period   $1.22  $2.09  $1.87  $1.68   $1.65  $1.50     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                23     26     42     42      50     49     --     --     --     --
----------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
  period                                   $1.10  $1.00     --     --      --     --     --     --     --     --
Accumulation unit value at end of period   $0.72  $1.10     --     --      --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                --     --     --     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.30  $1.30  $1.22  $1.13   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.77  $1.30  $1.30  $1.22   $1.13     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                --     --     --     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------



 26    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                         2008   2007   2006   2005   2004    2003   2002   2001   2000   1999
----------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.23  $1.09  $1.06  $1.03   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.71  $1.23  $1.09  $1.06   $1.03     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               862    874  1,176    864     204     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.29  $1.22  $1.06  $1.03   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.89  $1.29  $1.22  $1.06   $1.03     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                12     13     14     14      14     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                   $1.09  $1.00     --     --      --     --     --     --     --     --
Accumulation unit value at end of period   $0.62  $1.09     --     --      --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                --     --     --     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.57  $1.53  $1.26  $1.14   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.97  $1.57  $1.53  $1.26   $1.14     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                --     --     --     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                   $0.99  $1.00     --     --      --     --     --     --     --     --
Accumulation unit value at end of period   $0.71  $0.99     --     --      --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               393    346     --     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.11  $1.07  $1.04  $1.03   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.88  $1.11  $1.07  $1.04   $1.03     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)             1,307  1,743  1,956  2,006     488     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.14  $1.11  $1.07  $1.09   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.79  $1.14  $1.11  $1.07   $1.09     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)             1,849  2,055  2,116  1,898     508     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.39  $1.31  $1.18  $1.09   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.92  $1.39  $1.31  $1.18   $1.09     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               243    155    219     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.42  $1.29  $1.18  $1.12   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.82  $1.42  $1.29  $1.18   $1.12     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               399    415    489    502      10     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.15  $1.13  $1.06  $1.06   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.84  $1.15  $1.13  $1.06   $1.06     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               892  1,108  1,253  1,319     315     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.81  $1.60  $1.32  $1.15   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $1.05  $1.81  $1.60  $1.32   $1.15     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               667    657    741    652       5     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.24  $1.12  $1.07  $1.05   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.89  $1.24  $1.12  $1.07   $1.05     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)             1,258  1,531  1,651  1,365     279     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.37  $1.50  $1.25  $1.15   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.93  $1.37  $1.50  $1.25   $1.15     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                15     33     33     33      18     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of
  period                                   $1.27  $1.18  $1.07  $1.02   $0.98  $0.84  $0.93  $0.96  $1.02  $1.00
Accumulation unit value at end of period   $0.83  $1.27  $1.18  $1.07   $1.02  $0.98  $0.84  $0.93  $0.96  $1.02
Number of accumulation units outstanding
at end of period (000 omitted)                41     43     46     50      55     65     68     59     --     --
----------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    27

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                         2008   2007   2006   2005   2004    2003   2002   2001   2000   1999
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.64  $1.41  $1.28  $1.11   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.93  $1.64  $1.41  $1.28   $1.11     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)             7,155  7,060  8,517  5,857   1,194     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of
  period                                   $1.22  $1.10  $0.98  $0.93   $0.89  $0.72  $0.88  $0.98  $1.03  $1.00
Accumulation unit value at end of period   $0.70  $1.22  $1.10  $0.98   $0.93  $0.89  $0.72  $0.88  $0.98  $1.03
Number of accumulation units outstanding
at end of period (000 omitted)               116    228    248    198     181    157    145     90      3     --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of
  period                                   $1.06  $0.85  $0.80  $0.77   $0.75  $0.57  $0.83  $1.02  $1.16  $1.00
Accumulation unit value at end of period   $0.55  $1.06  $0.85  $0.80   $0.77  $0.75  $0.57  $0.83  $1.02  $1.16
Number of accumulation units outstanding
at end of period (000 omitted)                94    114     99    117     108    191    159    152    129     --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.42  $1.14  $1.08  $1.03   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.74  $1.42  $1.14  $1.08   $1.03     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                --     --     --     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.11  $1.07  $1.04  $1.04   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $1.05  $1.11  $1.07  $1.04   $1.04     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)             2,975  4,000  3,220  2,391     560     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (11/11/1999)
Accumulation unit value at beginning of
  period                                   $3.49  $3.06  $2.74  $2.35   $1.90  $1.39  $1.56  $1.63  $1.24  $1.00
Accumulation unit value at end of period   $2.09  $3.49  $3.06  $2.74   $2.35  $1.90  $1.39  $1.56  $1.63  $1.24
Number of accumulation units outstanding
at end of period (000 omitted)               132    170    211    226     250    268    298    202     11     --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.80  $1.58  $1.42  $1.22   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $1.07  $1.80  $1.58  $1.42   $1.22     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)             1,311  1,141  1,202    715       1     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.75  $1.51  $1.30  $1.10   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.97  $1.75  $1.51  $1.30   $1.10     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               936    822    962  1,107     628     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.41  $1.81  $1.52  $1.35   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.80  $1.41  $1.81  $1.52   $1.35     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                24     24      9     11       2     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.36  $1.32  $1.13  $1.13   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.94  $1.36  $1.32  $1.13   $1.13     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               322    349    365    374     300     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.25  $1.30  $1.12  $1.10   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.90  $1.25  $1.30  $1.12   $1.10     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                20     23     25     24       2     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of
  period                                   $2.50  $2.59  $2.24  $2.08   $1.70  $1.30  $1.45  $1.29  $1.04  $1.00
Accumulation unit value at end of period   $1.65  $2.50  $2.59  $2.24   $2.08  $1.70  $1.30  $1.45  $1.29  $1.04
Number of accumulation units outstanding
at end of period (000 omitted)                --     --     --     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of
  period                                   $1.31  $1.19  $1.11  $1.07   $0.97  $0.71  $1.01  $1.21  $1.43  $1.00
Accumulation unit value at end of period   $0.74  $1.31  $1.19  $1.11   $1.07  $0.97  $0.71  $1.01  $1.21  $1.43
Number of accumulation units outstanding
at end of period (000 omitted)               256    345    421    465     481    495    546    261     21     --
----------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of
  period                                   $1.92  $1.88  $1.61  $1.47   $1.32  $1.07  $1.22  $1.16  $1.03  $1.00
Accumulation unit value at end of period   $1.20  $1.92  $1.88  $1.61   $1.47  $1.32  $1.07  $1.22  $1.16  $1.03
Number of accumulation units outstanding
at end of period (000 omitted)               498    532    713    655     587    281    285     63      5     --
----------------------------------------------------------------------------------------------------------------



 28    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                         2008   2007   2006   2005   2004    2003   2002   2001   2000   1999
----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/11/1999)
Accumulation unit value at beginning of
  period                                   $1.66  $1.46  $1.21  $1.11   $0.95  $0.73  $0.90  $1.09  $1.13  $1.00
Accumulation unit value at end of period   $0.98  $1.66  $1.46  $1.21   $1.11  $0.95  $0.73  $0.90  $1.09  $1.13
Number of accumulation units outstanding
at end of period (000 omitted)               117    100    102    122      97    102     89     29     12     --
----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of
  period                                   $1.36  $1.24  $1.12  $1.16   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $1.43  $1.36  $1.24  $1.12   $1.16     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)             1,892  2,787  2,962  2,190     575     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.48  $1.46  $1.21  $1.13   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.84  $1.48  $1.46  $1.21   $1.13     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               109    106    121    118      44     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.57  $1.54  $1.34  $1.20   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.98  $1.57  $1.54  $1.34   $1.20     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)             2,351  2,480  2,618  1,915     505     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                   $0.94  $1.00     --     --      --     --     --     --     --     --
Accumulation unit value at end of period   $0.59  $0.94     --     --      --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                --     --     --     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of
  period                                   $0.53  $0.44  $0.42  $0.38   $0.38  $0.26  $0.45  $0.72  $1.00     --
Accumulation unit value at end of period   $0.30  $0.53  $0.44  $0.42   $0.38  $0.38  $0.26  $0.45  $0.72     --
Number of accumulation units outstanding
at end of period (000 omitted)                46     46     51     82      84     88     89     27     --     --
----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (10/23/2000)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of
  period                                   $0.80  $0.70  $0.64  $0.62   $0.61  $0.47  $0.64  $0.87  $1.00     --
Accumulation unit value at end of period   $0.48  $0.80  $0.70  $0.64   $0.62  $0.61  $0.47  $0.64  $0.87     --
Number of accumulation units outstanding
at end of period (000 omitted)             1,405  1,248    116    148     194    221    283    239     --     --
----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (10/23/2000)
(PREVIOUSLY JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of
  period                                   $0.77  $0.64  $0.57  $0.51   $0.43  $0.32  $0.46  $0.76  $1.00     --
Accumulation unit value at end of period   $0.43  $0.77  $0.64  $0.57   $0.51  $0.43  $0.32  $0.46  $0.76     --
Number of accumulation units outstanding
at end of period (000 omitted)                67    241    296    327     331    345    312    188     --     --
----------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of
  period                                   $1.03  $1.00     --     --      --     --     --     --     --     --
Accumulation unit value at end of period   $0.61  $1.03     --     --      --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                --     --     --     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.29  $1.18  $1.11  $1.08   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.81  $1.29  $1.18  $1.11   $1.08     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                15     19     19     19      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of
  period                                   $1.16  $1.06  $0.95  $0.90   $0.81  $0.67  $0.86  $1.04  $1.05  $1.00
Accumulation unit value at end of period   $0.77  $1.16  $1.06  $0.95   $0.90  $0.81  $0.67  $0.86  $1.04  $1.05
Number of accumulation units outstanding
at end of period (000 omitted)                --     --      2      2       2      2      2      9      8     --
----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of
  period                                   $1.08  $1.00  $0.89  $0.85   $0.77  $0.64  $0.82  $0.99  $1.00     --
Accumulation unit value at end of period   $0.72  $1.08  $1.00  $0.89   $0.85  $0.77  $0.64  $0.82  $0.99     --
Number of accumulation units outstanding
at end of period (000 omitted)                71    150    162    164     153    193    194    110     --     --
----------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of
  period                                   $1.44  $1.42  $1.27  $1.22   $1.16  $0.88  $1.30  $1.38  $1.43  $1.00
Accumulation unit value at end of period   $0.86  $1.44  $1.42  $1.27   $1.22  $1.16  $0.88  $1.30  $1.38  $1.43
Number of accumulation units outstanding
at end of period (000 omitted)                16     16     19     27      26     30     27     14     14     --
----------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    29

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                         2008   2007   2006   2005   2004    2003   2002   2001   2000   1999
----------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of
  period                                   $0.95  $0.94  $0.84  $0.81   $0.77  $0.59  $0.87  $0.93  $1.00     --
Accumulation unit value at end of period   $0.57  $0.95  $0.94  $0.84   $0.81  $0.77  $0.59  $0.87  $0.93     --
Number of accumulation units outstanding
at end of period (000 omitted)                34     41     42     40      45     43     42     11     --     --
----------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of
  period                                   $1.56  $1.51  $1.37  $1.35   $1.22  $1.06  $1.14  $1.15  $1.00  $1.00
Accumulation unit value at end of period   $1.20  $1.56  $1.51  $1.37   $1.35  $1.22  $1.06  $1.14  $1.15  $1.00
Number of accumulation units outstanding
at end of period (000 omitted)                48     47     47     52      51     46     45     36      6     --
----------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of
  period                                   $1.42  $1.38  $1.25  $1.24   $1.13  $0.98  $1.05  $1.06  $1.00     --
Accumulation unit value at end of period   $1.09  $1.42  $1.38  $1.25   $1.24  $1.13  $0.98  $1.05  $1.06     --
Number of accumulation units outstanding
at end of period (000 omitted)               311    490    541    651     617    696    688    248      2     --
----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (11/11/1999)
Accumulation unit value at beginning of
  period                                   $2.26  $1.79  $1.38  $1.19   $0.93  $0.69  $0.90  $1.21  $1.14  $1.00
Accumulation unit value at end of period   $1.39  $2.26  $1.79  $1.38   $1.19  $0.93  $0.69  $0.90  $1.21  $1.14
Number of accumulation units outstanding
at end of period (000 omitted)                31     31     33     34      35     34     36     37      9     --
----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of
  period                                   $1.85  $1.47  $1.14  $0.99   $0.77  $0.57  $0.75  $1.01  $1.00     --
Accumulation unit value at end of period   $1.14  $1.85  $1.47  $1.14   $0.99  $0.77  $0.57  $0.75  $1.01     --
Number of accumulation units outstanding
at end of period (000 omitted)                81    182    167    168     150    143    140     61     --     --
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.32  $1.17  $1.10  $1.06   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.71  $1.32  $1.17  $1.10   $1.06     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)             2,333  2,161  2,648  2,022     561     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.59  $1.51  $1.30  $1.16   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.94  $1.59  $1.51  $1.30   $1.16     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                21     20     17     18      19     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.40  $1.44  $1.27  $1.17   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.86  $1.40  $1.44  $1.27   $1.17     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                16     18     19     18      16     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.25  $1.15  $1.09  $1.07   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $1.06  $1.25  $1.15  $1.09   $1.07     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)             3,158  4,023  3,937  2,872     803     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
  period                                   $1.04  $1.00     --     --      --     --     --     --     --     --
Accumulation unit value at end of period   $0.86  $1.04     --     --      --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               861    871     --     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of
  period                                   $1.17  $1.26  $1.10  $1.06   $0.96  $0.77  $0.96  $1.03  $0.97  $1.00
Accumulation unit value at end of period   $0.71  $1.17  $1.26  $1.10   $1.06  $0.96  $0.77  $0.96  $1.03  $0.97
Number of accumulation units outstanding
at end of period (000 omitted)               196    221    242    304     323    363    405    320     59     --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of
  period                                   $1.15  $1.17  $1.16  $1.03   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.95  $1.15  $1.17  $1.16   $1.03     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                --     --     --     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of
  period                                   $1.39  $1.34  $1.29  $1.28   $1.24  $1.20  $1.12  $1.06  $0.99  $1.00
Accumulation unit value at end of period   $1.04  $1.39  $1.34  $1.29   $1.28  $1.24  $1.20  $1.12  $1.06  $0.99
Number of accumulation units outstanding
at end of period (000 omitted)                22     16     15     15      15     28     29     16     16     --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of
  period                                   $1.61  $1.50  $1.19  $1.07   $0.93  $0.73  $0.90  $1.15  $1.29  $1.00
Accumulation unit value at end of period   $0.89  $1.61  $1.50  $1.19   $1.07  $0.93  $0.73  $0.90  $1.15  $1.29
Number of accumulation units outstanding
at end of period (000 omitted)                69    101    103    122     127    179    219    173     30     --
----------------------------------------------------------------------------------------------------------------



 30    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                         2008   2007   2006   2005   2004    2003   2002   2001   2000   1999
----------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.26  $1.46  $1.26  $1.19   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.75  $1.26  $1.46  $1.26   $1.19     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                14     12    194     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/11/1999)
Accumulation unit value at beginning of
  period                                   $1.02  $0.99  $0.95  $0.86   $0.73  $0.56  $0.81  $1.23  $1.30  $1.00
Accumulation unit value at end of period   $0.55  $1.02  $0.99  $0.95   $0.86  $0.73  $0.56  $0.81  $1.23  $1.30
Number of accumulation units outstanding
at end of period (000 omitted)               131    194    228    222     220    215    187    104     19     --
----------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND* (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.38  $1.38  $1.20  $1.12   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.85  $1.38  $1.38  $1.20   $1.12     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               235    151    165     --      --     --     --     --     --     --
*RidgeWorth Variable Trust Large Cap Core Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND* (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.29  $1.13  $1.03  $1.05   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.76  $1.29  $1.13  $1.03   $1.05     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               746    807    856    920     190     --     --     --     --     --
*RidgeWorth Variable Trust Large Cap Growth Stock Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND* (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.42  $1.39  $1.15  $1.12   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.94  $1.42  $1.39  $1.15   $1.12     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                --     --     --     --      --     --     --     --     --     --
*RidgeWorth Variable Trust Large Cap Value Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND* (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.50  $1.44  $1.32  $1.16   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.88  $1.50  $1.44  $1.32   $1.16     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                20     20     20     21      21     --     --     --     --     --
*RidgeWorth Variable Trust Mid-Cap Core Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND* (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.53  $1.51  $1.32  $1.19   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $1.01  $1.53  $1.51  $1.32   $1.19     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               588    586    539    562     211     --     --     --     --     --
*RidgeWorth Variable Trust Small Cap Value Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                   $0.99  $1.00     --     --      --     --     --     --     --     --
Accumulation unit value at end of period   $0.60  $0.99     --     --      --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               563    484     --     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.31  $1.25  $1.09  $1.10   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.82  $1.31  $1.25  $1.09   $1.10     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 1      1      1     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.35  $1.43  $1.21  $1.15   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.91  $1.35  $1.43  $1.21   $1.15     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)             2,596  2,791  2,698  2,395     610     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (11/11/1999)
Accumulation unit value at beginning of
  period                                   $1.19  $1.18  $1.05  $1.02   $0.94  $0.79  $0.92  $1.04  $1.08  $1.00
Accumulation unit value at end of period   $0.82  $1.19  $1.18  $1.05   $1.02  $0.94  $0.79  $0.92  $1.04  $1.08
Number of accumulation units outstanding
at end of period (000 omitted)                85     85    121    121     122    122    135    173      1     --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/11/1999)
Accumulation unit value at beginning of
  period                                   $1.16  $1.12  $1.08  $1.07   $1.07  $1.08  $1.08  $1.05  $1.01  $1.00
Accumulation unit value at end of period   $1.17  $1.16  $1.12  $1.08   $1.07  $1.07  $1.08  $1.08  $1.05  $1.01
Number of accumulation units outstanding
at end of period (000 omitted)               835    334    460    205      64     72    161    284     --     --
----------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    31

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                         2008   2007   2006   2005   2004    2003   2002   2001   2000   1999
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/11/1999)
Accumulation unit value at beginning of
  period                                   $1.35  $1.30  $1.26  $1.24   $1.20  $1.17  $1.12  $1.05  $1.01  $1.00
Accumulation unit value at end of period   $1.25  $1.35  $1.30  $1.26   $1.24  $1.20  $1.17  $1.12  $1.05  $1.01
Number of accumulation units outstanding
at end of period (000 omitted)             2,091  2,204  1,771    120     127     31     32     24     --     --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/11/1999)
Accumulation unit value at beginning of
  period                                   $1.87  $1.75  $1.48  $1.32   $1.13  $0.81  $1.01  $1.00  $1.02  $1.00
Accumulation unit value at end of period   $1.10  $1.87  $1.75  $1.48   $1.32  $1.13  $0.81  $1.01  $1.00  $1.02
Number of accumulation units outstanding
at end of period (000 omitted)             4,712  4,137  4,535  2,962      25     25     25     26     --     --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                   $1.10  $1.03  $1.00     --      --     --     --     --     --     --
Accumulation unit value at end of period   $1.09  $1.10  $1.03     --      --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)             1,135  1,300  1,312     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of
  period                                   $1.29  $1.27  $1.15  $1.07   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.71  $1.29  $1.27  $1.15   $1.07     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               390    302     --     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/11/1999)
Accumulation unit value at beginning of
  period                                   $1.37  $1.36  $1.24  $1.21   $1.10  $0.89  $0.96  $0.92  $1.03  $1.00
Accumulation unit value at end of period   $1.01  $1.37  $1.36  $1.24   $1.21  $1.10  $0.89  $0.96  $0.92  $1.03
Number of accumulation units outstanding
at end of period (000 omitted)               699    822    930    672     157     81     96     40     --     --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of
  period                                   $1.20  $1.19  $1.11  $1.09   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.97  $1.20  $1.19  $1.11   $1.09     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               664    632    504     --  15,000     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of
  period                                   $1.29  $1.26  $1.11  $1.06   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.73  $1.29  $1.26  $1.11   $1.06     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)             2,481  2,441  2,749  3,138   1,827     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of
  period                                   $1.32  $1.34  $1.14  $1.10   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.79  $1.32  $1.34  $1.14   $1.10     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 4      4      4      4      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.30  $1.15  $1.17  $1.07   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.71  $1.30  $1.15  $1.17   $1.07     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               215    199    234    240     145     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                   $1.00  $1.00     --     --      --     --     --     --     --     --
Accumulation unit value at end of period   $0.54  $1.00     --     --      --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                --     --     --     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (10/23/2000)
Accumulation unit value at beginning of
  period                                   $1.06  $1.02  $0.89  $0.86   $0.79  $0.63  $0.82  $0.94  $1.00     --
Accumulation unit value at end of period   $0.66  $1.06  $1.02  $0.89   $0.86  $0.79  $0.63  $0.82  $0.94     --
Number of accumulation units outstanding
at end of period (000 omitted)               177    235    343    380     355    418    377    162     --     --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.07  $1.03  $1.01  $1.00   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $1.03  $1.07  $1.03  $1.01   $1.00     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               589    537    573    342      24     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (11/11/1999)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of
  period                                   $1.61  $1.70  $1.54  $1.49   $1.27  $0.87  $1.06  $1.15  $1.11  $1.00
Accumulation unit value at end of period   $0.98  $1.61  $1.70  $1.54   $1.49  $1.27  $0.87  $1.06  $1.15  $1.11
Number of accumulation units outstanding
at end of period (000 omitted)                16     16     19     19      20     27     32     11     --     --
----------------------------------------------------------------------------------------------------------------



 32    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                         2008   2007   2006   2005   2004    2003   2002   2001   2000   1999
----------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (10/23/2000)
Accumulation unit value at beginning of
  period                                   $3.43  $2.51  $1.90  $1.43   $1.17  $0.84  $0.90  $0.92  $1.00     --
Accumulation unit value at end of period   $1.57  $3.43  $2.51  $1.90   $1.43  $1.17  $0.84  $0.90  $0.92     --
Number of accumulation units outstanding
at end of period (000 omitted)             1,256    981  1,358  1,275     363     18     27     11     --     --
----------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.76  $1.58  $1.29  $1.14   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $1.04  $1.76  $1.58  $1.29   $1.14     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                --     --     --     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.29  $1.34  $1.17  $1.13   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.82  $1.29  $1.34  $1.17   $1.13     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)             8,226  8,387  9,048  7,239   1,714     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                   $0.85  $1.00     --     --      --     --     --     --     --     --
Accumulation unit value at end of period   $0.47  $0.85     --     --      --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               353    177     --     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                   $1.13  $1.00     --     --      --     --     --     --     --     --
Accumulation unit value at end of period   $0.59  $1.13     --     --      --     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                --     --     --     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.77  $2.17  $1.59  $1.38   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $1.09  $1.77  $2.17  $1.59   $1.38     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               206    204    132    155      69     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of
  period                                   $2.26  $1.97  $1.45  $1.21   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $1.22  $2.26  $1.97  $1.45   $1.21     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)             1,350  1,109  1,395  1,121     350     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.42  $1.36  $1.27  $1.16   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.84  $1.42  $1.36  $1.27   $1.16     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)             1,875  1,858  1,824  1,445     363     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.33  $1.25  $1.13  $1.08   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.93  $1.33  $1.25  $1.13   $1.08     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 3      3      4      4       4     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.30  $1.33  $1.11  $1.08   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.84  $1.30  $1.33  $1.11   $1.08     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                30     18     --     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.34  $1.32  $1.13  $1.08   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.84  $1.34  $1.32  $1.13   $1.08     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               174    182    190    214      84     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.60  $1.44  $1.20  $1.11   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.90  $1.60  $1.44  $1.20   $1.11     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                --     --     --     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.19  $1.18  $1.03  $1.06   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.71  $1.19  $1.18  $1.03   $1.06     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 3      3      3     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.16  $1.09  $1.08  $1.03   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.70  $1.16  $1.09  $1.08   $1.03     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               859    890    951    718      70     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    33

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                         2008   2007   2006   2005   2004    2003   2002   2001   2000   1999
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.08  $1.04  $1.01  $1.00   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $1.10  $1.08  $1.04  $1.01   $1.00     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                 4      6      6      5      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.53  $1.36  $1.12  $1.06   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $0.88  $1.53  $1.36  $1.12   $1.06     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)                --     --     --     --      --     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                   $1.12  $1.07  $1.04  $1.04   $1.00     --     --     --     --     --
Accumulation unit value at end of period   $1.14  $1.12  $1.07  $1.04   $1.04     --     --     --     --     --
Number of accumulation units outstanding
at end of period (000 omitted)               500    719    668    432      87     --     --     --     --     --
----------------------------------------------------------------------------------------------------------------





 34    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                              2008     2007     2006    2005    2004    2003    2002    2001     2000
------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of period   $1.37    $1.36   $1.22   $1.17   $1.07   $1.00      --       --      --
Accumulation unit value at end of period         $0.65    $1.37   $1.36   $1.22   $1.17   $1.07      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      743      758     832     885     941      89      --       --      --
------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (03/03/2000)
Accumulation unit value at beginning of period   $0.72    $0.65   $0.62   $0.58   $0.55   $0.43   $0.57    $0.75   $1.00
Accumulation unit value at end of period         $0.41    $0.72   $0.65   $0.62   $0.58   $0.55   $0.43    $0.57   $0.75
Number of accumulation units outstanding at
  end of period (000 omitted)                      701    1,022   1,762   1,950   2,150   2,296   2,455    2,749   1,707
------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of period   $1.34    $1.22   $1.16   $1.08   $1.03   $1.00      --       --      --
Accumulation unit value at end of period         $0.76    $1.34   $1.22   $1.16   $1.08   $1.03      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      510      531     268       3       3      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of period   $1.60    $1.47   $1.28   $1.18   $1.04   $1.00      --       --      --
Accumulation unit value at end of period         $0.84    $1.60   $1.47   $1.28   $1.18   $1.04      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       36       40      37      41      42      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of period   $1.16    $1.08   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period         $0.80    $1.16   $1.08      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,471    1,975   2,929      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period   $1.15    $1.08   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period         $0.79    $1.15   $1.08      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        8        8       8      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period   $1.03    $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of period         $0.73    $1.03      --      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       --       --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period   $1.04    $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of period         $0.61    $1.04      --      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    6,549    3,282      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period   $1.13    $1.04   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period         $0.79    $1.13   $1.04      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       --       --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of period   $1.00       --      --      --      --      --      --       --      --
Accumulation unit value at end of period         $0.82       --      --      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      111       --      --      --      --      --      --       --      --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced Wealth Strategy
  Portfolio (Class B) on Sept. 26, 2008.
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of period   $1.35    $1.14   $1.07   $1.04   $1.00   $1.00      --       --      --
Accumulation unit value at end of period         $0.70    $1.35   $1.14   $1.07   $1.04   $1.00      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       35       37      34      36      28       2      --       --      --
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of period   $1.46    $1.41   $1.22   $1.18   $1.07   $1.00      --       --      --
Accumulation unit value at end of period         $0.86    $1.46   $1.41   $1.22   $1.18   $1.07      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      182      173     174     176     165      31      --       --      --
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (05/01/2006)
Accumulation unit value at beginning of period   $1.17    $1.12   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period         $0.54    $1.17   $1.12      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   11,184    5,434   1,483      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of period   $1.37    $1.22   $1.25   $1.10   $1.03   $1.00      --       --      --
Accumulation unit value at end of period         $0.82    $1.37   $1.22   $1.25   $1.10   $1.03      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       95      107     110     128     128      --      --       --      --
------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    35

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                              2008     2007     2006    2005    2004    2003    2002    2001     2000
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (05/01/2006)
Accumulation unit value at beginning of period   $1.10    $1.02   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period         $1.07    $1.10   $1.02      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       --       --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (05/01/2006)
Accumulation unit value at beginning of period   $1.26    $1.08   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period         $0.69    $1.26   $1.08      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       --       --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period   $0.90    $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of period         $0.67    $0.90      --      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       --       --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (05/01/2006)
Accumulation unit value at beginning of period   $1.15    $0.96   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period         $0.66    $1.15   $0.96      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      237      255   2,902      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (05/01/2006)
Accumulation unit value at beginning of period   $1.05    $1.12   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period         $0.76    $1.05   $1.12      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       --       --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period   $1.07    $1.07   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period         $0.80    $1.07   $1.07      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       62       38   1,079      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period   $1.12    $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of period         $0.67    $1.12      --      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   14,146    7,674      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period   $1.14    $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of period         $0.58    $1.14      --      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       14       --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period   $1.00    $1.04   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period         $0.71    $1.00   $1.04      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    9,855    6,403      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period   $1.10    $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of period         $0.72    $1.10      --      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       --       --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period   $0.98    $0.98   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period         $0.58    $0.98   $0.98      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       --       --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period   $1.10    $0.98   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period         $0.64    $1.10   $0.98      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       50       55     679      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2000)
Accumulation unit value at beginning of period   $0.74    $0.70   $0.65   $0.63   $0.60   $0.48   $0.69    $0.90   $1.00
Accumulation unit value at end of period         $0.48    $0.74   $0.70   $0.65   $0.63   $0.60   $0.48    $0.69   $0.90
Number of accumulation units outstanding at
  end of period (000 omitted)                      232      333     476     530     701     753     817    1,145     834
------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period   $1.18    $1.12   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period         $0.82    $1.18   $1.12      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       --       --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------



 36    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                              2008     2007     2006    2005    2004    2003    2002    2001     2000
------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period   $1.09    $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of period         $0.62    $1.09      --      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       --       --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of period   $1.09    $1.06   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period         $0.68    $1.09   $1.06      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       --       --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period   $0.99    $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of period         $0.71    $0.99      --      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    5,612    3,855      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period   $1.12    $1.08   $1.05   $1.04   $1.01   $1.00      --       --      --
Accumulation unit value at end of period         $0.89    $1.12   $1.08   $1.05   $1.04   $1.01      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      677      735     764     802     775      70      --       --      --
------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period   $1.28    $1.22   $1.13   $1.08   $1.03   $1.00      --       --      --
Accumulation unit value at end of period         $0.69    $1.28   $1.22   $1.13   $1.08   $1.03      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       75      119     105      65      54       8      --       --      --
------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period   $1.15    $1.13   $1.08   $1.11   $1.03   $1.00      --       --      --
Accumulation unit value at end of period         $0.80    $1.15   $1.13   $1.08   $1.11   $1.03      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      675      786     755     775     748      49      --       --      --
------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period   $1.46    $1.36   $1.23   $1.14   $1.06   $1.00      --       --      --
Accumulation unit value at end of period         $0.96    $1.46   $1.36   $1.23   $1.14   $1.06      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      967    1,073   1,165   1,226     762      64      --       --      --
------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period   $1.42    $1.30   $1.19   $1.13   $1.01   $1.00      --       --      --
Accumulation unit value at end of period         $0.83    $1.42   $1.30   $1.19   $1.13   $1.01      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      307      325     359     387     297      51      --       --      --
------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period   $1.20    $1.18   $1.10   $1.10   $1.03   $1.00      --       --      --
Accumulation unit value at end of period         $0.88    $1.20   $1.18   $1.10   $1.10   $1.03      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      231      219     257     292     285      54      --       --      --
------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period   $1.99    $1.75   $1.44   $1.26   $1.08   $1.00      --       --      --
Accumulation unit value at end of period         $1.15    $1.99   $1.75   $1.44   $1.26   $1.08      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      755      857     966   1,110   1,249     139      --       --      --
------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period   $1.27    $1.15   $1.10   $1.08   $1.02   $1.00      --       --      --
Accumulation unit value at end of period         $0.91    $1.27   $1.15   $1.10   $1.08   $1.02      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      873      981   1,054   1,161   1,187      55      --       --      --
------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period   $1.50    $1.64   $1.37   $1.25   $1.06   $1.00      --       --      --
Accumulation unit value at end of period         $1.01    $1.50   $1.64   $1.37   $1.25   $1.06      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      552      599     642     706     730      25      --       --      --
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period   $1.74    $1.50   $1.36   $1.18   $1.04   $1.00      --       --      --
Accumulation unit value at end of period         $0.99    $1.74   $1.50   $1.36   $1.18   $1.04      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   11,060    9,543   7,320   3,059   3,269     221      --       --      --
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of period   $1.52    $1.44   $1.28   $1.08   $1.08   $0.87   $0.95    $1.00      --
Accumulation unit value at end of period         $0.88    $1.52   $1.44   $1.28   $1.08   $1.08   $0.87    $0.95      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      151      226     191     100     105      99      92       60      --
------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    37

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                              2008     2007     2006    2005    2004    2003    2002    2001     2000
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period   $1.44    $1.15   $1.09   $1.05   $1.03   $1.00      --       --      --
Accumulation unit value at end of period         $0.75    $1.44   $1.15   $1.09   $1.05   $1.03      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      152      174     170     177     182       7      --       --      --
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of period   $1.42    $1.40   $1.27   $1.26   $1.17   $0.93   $0.91    $1.00      --
Accumulation unit value at end of period         $1.05    $1.42   $1.40   $1.27   $1.26   $1.17   $0.93    $0.91      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       74      104     146     148     223     280     154       71      --
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period   $1.07    $1.04   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period         $1.02    $1.07   $1.04      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    8,406    6,965     512      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of period   $2.35    $2.06   $1.86   $1.59   $1.29   $0.95   $1.06    $1.00      --
Accumulation unit value at end of period         $1.40    $2.35   $2.06   $1.86   $1.59   $1.29   $0.95    $1.06      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    5,166    3,440   2,476   1,850   1,925   1,154   1,005      667      --
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period   $1.91    $1.65   $1.42   $1.21   $1.08   $1.00      --       --      --
Accumulation unit value at end of period         $1.06    $1.91   $1.65   $1.42   $1.21   $1.08      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      598      533     309     133     128       7      --       --      --
------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period   $2.62    $3.35   $2.81   $2.51   $1.93   $1.44   $1.42    $1.34   $1.00
Accumulation unit value at end of period         $1.49    $2.62   $3.35   $2.81   $2.51   $1.93   $1.44    $1.42   $1.34
Number of accumulation units outstanding at
  end of period (000 omitted)                      277      385     391     403     418     397     421      119      24
------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period   $2.00    $1.95   $1.67   $1.66   $1.48   $1.13   $1.16    $1.16   $1.00
Accumulation unit value at end of period         $1.39    $2.00   $1.95   $1.67   $1.66   $1.48   $1.13    $1.16   $1.16
Number of accumulation units outstanding at
  end of period (000 omitted)                      938    1,265   1,436   1,440   1,366   1,259   1,080      969     102
------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period   $1.03    $1.07   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period         $0.74    $1.03   $1.07      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       --       --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (05/01/2002)
Accumulation unit value at beginning of period   $1.52    $1.58   $1.36   $1.27   $1.04   $0.79   $1.00       --      --
Accumulation unit value at end of period         $1.01    $1.52   $1.58   $1.36   $1.27   $1.04   $0.79       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      317      406     494     503     478     149      59       --      --
------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period   $0.71    $0.64   $0.60   $0.58   $0.52   $0.39   $0.55    $0.66   $1.00
Accumulation unit value at end of period         $0.40    $0.71   $0.64   $0.60   $0.58   $0.52   $0.39    $0.55   $0.66
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,794    2,000   2,527   2,955   3,142   2,747   2,813    2,416   1,378
------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of period   $1.95    $1.91   $1.63   $1.49   $1.34   $1.08   $1.25    $1.18   $1.00
Accumulation unit value at end of period         $1.21    $1.95   $1.91   $1.63   $1.49   $1.34   $1.08    $1.25   $1.18
Number of accumulation units outstanding at
  end of period (000 omitted)                    2,831    3,212   4,354   3,461   3,662   1,227     875      521     245
------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period   $1.86    $1.63   $1.36   $1.25   $1.07   $1.00      --       --      --
Accumulation unit value at end of period         $1.10    $1.86   $1.63   $1.36   $1.25   $1.07      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      705      731     780     783     797      58      --       --      --
------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (05/01/2006)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period   $1.15    $1.05   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period         $1.20    $1.15   $1.05      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    7,608    7,113   2,613      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period   $1.12    $1.11   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period         $0.64    $1.12   $1.11      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      441      395     290      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------



 38    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                              2008     2007     2006    2005    2004    2003    2002    2001     2000
------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of period   $3.04    $2.98   $2.60   $2.33   $1.87   $1.48   $1.57    $1.42   $1.00
Accumulation unit value at end of period         $1.89    $3.04   $2.98   $2.60   $2.33   $1.87   $1.48    $1.57   $1.42
Number of accumulation units outstanding at
  end of period (000 omitted)                    2,524    2,353   1,620     981   1,028   1,083   1,065    1,041     593
------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of period   $1.02    $1.05   $0.94   $0.90   $0.79   $0.62   $0.80    $0.92   $1.00
Accumulation unit value at end of period         $0.64    $1.02   $1.05   $0.94   $0.90   $0.79   $0.62    $0.80   $0.92
Number of accumulation units outstanding at
  end of period (000 omitted)                      674      934   1,503   1,492   1,569   1,608   1,593    1,352     730
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period   $1.06    $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of period         $0.63    $1.06      --      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   14,597    9,206      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period   $1.03    $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of period         $0.60    $1.03      --      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       --       --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period   $1.32    $1.20   $1.13   $1.10   $1.02   $1.00      --       --      --
Accumulation unit value at end of period         $0.82    $1.32   $1.20   $1.13   $1.10   $1.02      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       60       62      63      64      57      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of period   $1.15    $1.05   $0.94   $0.89   $0.81   $0.67   $0.86    $1.03   $1.00
Accumulation unit value at end of period         $0.76    $1.15   $1.05   $0.94   $0.89   $0.81   $0.67    $0.86   $1.03
Number of accumulation units outstanding at
  end of period (000 omitted)                      520      670     907     986   1,123   1,326   1,476    1,400     488
------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period   $1.21    $1.19   $1.07   $1.03   $0.98   $1.00      --       --      --
Accumulation unit value at end of period         $0.72    $1.21   $1.19   $1.07   $1.03   $0.98      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      125      124     127     125     134      10      --       --      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period   $1.32    $1.29   $1.17   $1.15   $1.05   $1.00      --       --      --
Accumulation unit value at end of period         $1.01    $1.32   $1.29   $1.17   $1.15   $1.05      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,669    1,978   1,867   2,010   2,175      82      --       --      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of period   $1.74    $1.38   $1.06   $0.92   $0.72   $0.53   $0.70    $0.93   $1.00
Accumulation unit value at end of period         $1.07    $1.74   $1.38   $1.06   $0.92   $0.72   $0.53    $0.70   $0.93
Number of accumulation units outstanding at
  end of period (000 omitted)                      755      939   1,148   1,224   1,369   1,686   1,931    2,308   1,220
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period   $2.63    $2.09   $1.61   $1.40   $1.09   $1.00      --       --      --
Accumulation unit value at end of period         $1.62    $2.63   $2.09   $1.61   $1.40   $1.09      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       53       65      81      44      45      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period   $1.38    $1.22   $1.15   $1.11   $1.05   $1.00      --       --      --
Accumulation unit value at end of period         $0.74    $1.38   $1.22   $1.15   $1.11   $1.05      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      288      298     274     288     307      19      --       --      --
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of period   $1.76    $1.68   $1.45   $1.28   $1.09   $0.77   $1.00       --      --
Accumulation unit value at end of period         $1.04    $1.76   $1.68   $1.45   $1.28   $1.09   $0.77       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      695      722     710     579     518      82      13       --      --
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period   $1.18    $1.20   $1.12   $1.11   $1.03   $1.00      --       --      --
Accumulation unit value at end of period         $0.25    $1.18   $1.20   $1.12   $1.11   $1.03      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      211      175     192     254     246      81      --       --      --
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period   $1.45    $1.49   $1.31   $1.21   $1.03   $1.00      --       --      --
Accumulation unit value at end of period         $0.89    $1.45   $1.49   $1.31   $1.21   $1.03      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      476      511     533     602     632      38      --       --      --
------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    39

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                              2008     2007     2006    2005    2004    2003    2002    2001     2000
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of period   $1.49    $1.37   $1.30   $1.28   $1.19   $1.03   $1.00       --      --
Accumulation unit value at end of period         $1.26    $1.49   $1.37   $1.30   $1.28   $1.19   $1.03       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   10,614    8,749   2,701     919     906     264     111       --      --
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period   $1.04    $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of period         $0.86    $1.04      --      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   12,168    9,250      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of period   $1.30    $1.40   $1.22   $1.18   $1.07   $1.00      --       --      --
Accumulation unit value at end of period         $0.79    $1.30   $1.40   $1.22   $1.18   $1.07      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       31       34      36      38      39      12      --       --      --
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period   $1.16    $1.18   $1.16   $1.04   $0.98   $0.84   $1.00       --      --
Accumulation unit value at end of period         $0.95    $1.16   $1.18   $1.16   $1.04   $0.98   $0.84       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       63      104     150     132     111      50      12       --      --
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of period   $1.16    $1.08   $0.86   $0.77   $0.67   $0.53   $0.65    $0.83   $1.00
Accumulation unit value at end of period         $0.64    $1.16   $1.08   $0.86   $0.77   $0.67   $0.53    $0.65   $0.83
Number of accumulation units outstanding at
  end of period (000 omitted)                    2,382    3,162   3,931   4,113   4,437   3,942   3,982    3,906   2,927
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of period   $1.27    $1.28   $1.16   $1.12   $1.05   $1.00      --       --      --
Accumulation unit value at end of period         $0.77    $1.27   $1.28   $1.16   $1.12   $1.05      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       21       30      39      41      35      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (05/01/2006)
Accumulation unit value at beginning of period   $0.90    $1.04   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period         $0.54    $0.90   $1.04      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       45       54   1,144      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of period   $0.61    $0.60   $0.57   $0.52   $0.44   $0.34   $0.49    $0.75   $1.00
Accumulation unit value at end of period         $0.33    $0.61   $0.60   $0.57   $0.52   $0.44   $0.34    $0.49   $0.75
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,431    1,889   2,673   3,050   3,375   3,967   4,476    4,717   3,180
------------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND* (11/06/2003)
Accumulation unit value at beginning of period   $1.49    $1.50   $1.31   $1.21   $1.07   $1.00      --       --      --
Accumulation unit value at end of period         $0.92    $1.49   $1.50   $1.31   $1.21   $1.07      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      522      474     336       3       3      --      --       --      --
*RidgeWorth Variable Trust Large Cap Core Equity Fund liquidated on April 24, 2009.
------------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND* (11/06/2003)
Accumulation unit value at beginning of period   $1.34    $1.18   $1.08   $1.10   $1.04   $1.00      --       --      --
Accumulation unit value at end of period         $0.79    $1.34   $1.18   $1.08   $1.10   $1.04      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       --       --      --      --      --      --      --       --      --
*RidgeWorth Variable Trust Large Cap Growth Stock Fund liquidated on April 24, 2009.
------------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND* (11/06/2003)
Accumulation unit value at beginning of period   $1.54    $1.50   $1.24   $1.21   $1.06   $1.00      --       --      --
Accumulation unit value at end of period         $1.02    $1.54   $1.50   $1.24   $1.21   $1.06      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        4        4       5       5       5      --      --       --      --
*RidgeWorth Variable Trust Large Cap Value Equity Fund liquidated on April 24, 2009.
------------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND* (11/06/2003)
Accumulation unit value at beginning of period   $1.54    $1.48   $1.35   $1.20   $1.04   $1.00      --       --      --
Accumulation unit value at end of period         $0.90    $1.54   $1.48   $1.35   $1.20   $1.04      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       --       --      --      --      --      --      --       --      --
*RidgeWorth Variable Trust Mid-Cap Core Equity Fund liquidated on April 24, 2009.
------------------------------------------------------------------------------------------------------------------------



 40    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                              2008     2007     2006    2005    2004    2003    2002    2001     2000
------------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND* (11/06/2003)
Accumulation unit value at beginning of period   $1.69    $1.66   $1.45   $1.31   $1.07   $1.00      --       --      --
Accumulation unit value at end of period         $1.11    $1.69   $1.66   $1.45   $1.31   $1.07      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      430      417     153       9       9       2      --       --      --
*RidgeWorth Variable Trust Small Cap Value Equity Fund liquidated on April 24, 2009.
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period   $0.99    $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of period         $0.60    $0.99      --      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   11,582    6,461      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (05/01/2006)
Accumulation unit value at beginning of period   $1.10    $1.05   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period         $0.69    $1.10   $1.05      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       --       --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (05/01/2002)
Accumulation unit value at beginning of period   $1.49    $1.59   $1.34   $1.28   $1.08   $0.79   $1.00       --      --
Accumulation unit value at end of period         $1.01    $1.49   $1.59   $1.34   $1.28   $1.08   $0.79       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      434      396     192     185     221      40      22       --      --
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/06/2003)
Accumulation unit value at beginning of period   $1.08    $1.04   $1.01   $0.99   $1.00   $1.00      --       --      --
Accumulation unit value at end of period         $1.09    $1.08   $1.04   $1.01   $0.99   $1.00      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,829      792     340      57      73     203      --       --      --
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/06/2003)
Accumulation unit value at beginning of period   $1.13    $1.09   $1.05   $1.05   $1.01   $1.00      --       --      --
Accumulation unit value at end of period         $1.05    $1.13   $1.09   $1.05   $1.05   $1.01      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   19,368   15,892   6,766   1,000   1,117      75      --       --      --
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at beginning of period   $2.02    $1.89   $1.60   $1.42   $1.22   $0.87   $1.09    $1.08   $1.00
Accumulation unit value at end of period         $1.19    $2.02   $1.89   $1.60   $1.42   $1.22   $0.87    $1.09   $1.08
Number of accumulation units outstanding at
  end of period (000 omitted)                   11,637    6,473   3,391   1,105   1,194     591     573      428      98
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period   $1.10    $1.03   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period         $1.08    $1.10   $1.03      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    7,699    7,255   4,156      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (11/06/2003)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period   $1.35    $1.32   $1.21   $1.12   $1.05   $1.00      --       --      --
Accumulation unit value at end of period         $0.74    $1.35   $1.32   $1.21   $1.12   $1.05      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      606      452      14      14      15       7      --       --      --
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (03/03/2000)
Accumulation unit value at beginning of period   $1.32    $1.31   $1.20   $1.17   $1.06   $0.86   $0.93    $0.90   $1.00
Accumulation unit value at end of period         $0.98    $1.32   $1.31   $1.20   $1.17   $1.06   $0.86    $0.93   $0.90
Number of accumulation units outstanding at
  end of period (000 omitted)                      462      515     630     328     368     394     684      279     175
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (05/01/2006)
Accumulation unit value at beginning of period   $1.06    $1.05   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period         $0.85    $1.06   $1.05      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    7,173    5,490   1,572      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (03/03/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period   $0.84    $0.83   $0.73   $0.69   $0.66   $0.52   $0.67    $0.83   $1.00
Accumulation unit value at end of period         $0.48    $0.84   $0.83   $0.73   $0.69   $0.66   $0.52    $0.67   $0.83
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,713    2,064   2,748     727     804      75      75       76      66
------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (05/01/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period   $1.08    $1.10   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period         $0.65    $1.08   $1.10      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       --       --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    41

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                              2008     2007     2006    2005    2004    2003    2002    2001     2000
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/06/2003)
Accumulation unit value at beginning of period   $1.33    $1.18   $1.20   $1.10   $1.02   $1.00      --       --      --
Accumulation unit value at end of period         $0.72    $1.33   $1.18   $1.20   $1.10   $1.02      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       30        6      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period   $1.00    $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of period         $0.54    $1.00      --      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       --       --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/06/2003)
Accumulation unit value at beginning of period   $1.40    $1.35   $1.19   $1.15   $1.06   $1.00      --       --      --
Accumulation unit value at end of period         $0.87    $1.40   $1.35   $1.19   $1.15   $1.06      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      227      234     248     251     239      73      --       --      --
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (03/03/2000)
Accumulation unit value at beginning of period   $1.25    $1.21   $1.17   $1.17   $1.17   $1.17   $1.12    $1.07   $1.00
Accumulation unit value at end of period         $1.21    $1.25   $1.21   $1.17   $1.17   $1.17   $1.17    $1.12   $1.07
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,648    1,509   1,294   1,196   1,221   1,040   1,450      805     125
------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (03/03/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period   $1.26    $1.33   $1.21   $1.16   $0.99   $0.68   $0.83    $0.90   $1.00
Accumulation unit value at end of period         $0.76    $1.26   $1.33   $1.21   $1.16   $0.99   $0.68    $0.83   $0.90
Number of accumulation units outstanding at
  end of period (000 omitted)                       58       92     139     214     237     384     307       41       9
------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (05/01/2006)
Accumulation unit value at beginning of period   $1.54    $1.13   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period         $0.71    $1.54   $1.13      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    5,930    2,871   1,112      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (05/01/2006)
Accumulation unit value at beginning of period   $1.19    $1.06   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period         $0.70    $1.19   $1.06      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       --       --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/06/2003)
Accumulation unit value at beginning of period   $1.42    $1.47   $1.29   $1.25   $1.08   $1.00      --       --      --
Accumulation unit value at end of period         $0.90    $1.42   $1.47   $1.29   $1.25   $1.08      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    7,282    4,806   3,372     677     711      17      --       --      --
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (11/06/2003)
Accumulation unit value at beginning of period   $1.53    $1.51   $1.32   $1.22   $1.08   $1.00      --       --      --
Accumulation unit value at end of period         $1.03    $1.53   $1.51   $1.32   $1.22   $1.08      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      222      316     326     371     375      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period   $0.85    $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of period         $0.47    $0.85      --      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    5,104    1,837      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period   $1.13    $1.00      --      --      --      --      --       --      --
Accumulation unit value at end of period         $0.59    $1.13      --      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                        4       --      --      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (11/06/2003)
Accumulation unit value at beginning of period   $1.84    $2.25   $1.65   $1.42   $1.06   $1.00      --       --      --
Accumulation unit value at end of period         $1.13    $1.84   $2.25   $1.65   $1.42   $1.06      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                       38       46      60      68      68      11      --       --      --
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period   $1.01    $1.23   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period         $0.62    $1.01   $1.23      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      103      103      31      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (05/01/2006)
Accumulation unit value at beginning of period   $1.26    $1.09   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period         $0.68    $1.26   $1.09      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    7,562    3,187   1,448      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------



 42    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                              2008     2007     2006    2005    2004    2003    2002    2001     2000
------------------------------------------------------------------------------------------------------------------------
WANGER USA (05/01/2006)
Accumulation unit value at beginning of period   $1.04    $1.00   $1.00      --      --      --      --       --      --
Accumulation unit value at end of period         $0.62    $1.04   $1.00      --      --      --      --       --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    3,952    2,534     175      --      --      --      --       --      --
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (03/03/2000)
Accumulation unit value at beginning of period   $1.25    $1.18   $1.06   $1.02   $0.95   $0.79   $0.91    $0.99   $1.00
Accumulation unit value at end of period         $0.88    $1.25   $1.18   $1.06   $1.02   $0.95   $0.79    $0.91   $0.99
Number of accumulation units outstanding at
  end of period (000 omitted)                    2,686    3,084   3,544   4,274   4,536   4,842   5,138    5,343   2,012
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (03/03/2000)
Accumulation unit value at beginning of period   $1.24    $1.27   $1.05   $1.03   $0.94   $0.76   $1.01    $1.09   $1.00
Accumulation unit value at end of period         $0.80    $1.24   $1.27   $1.05   $1.03   $0.94   $0.76    $1.01   $1.09
Number of accumulation units outstanding at
  end of period (000 omitted)                      616      644     561     586     532     624     638      457     213
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at beginning of period   $1.43    $1.41   $1.20   $1.16   $1.05   $0.84   $1.06    $1.13   $1.00
Accumulation unit value at end of period         $0.90    $1.43   $1.41   $1.20   $1.16   $1.05   $0.84    $1.06   $1.13
Number of accumulation units outstanding at
  end of period (000 omitted)                      823    1,148   1,387   1,578   1,938   1,984   2,083    2,040   1,204
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (07/03/2000)
Accumulation unit value at beginning of period   $1.14    $1.02   $0.86   $0.79   $0.73   $0.56   $0.74    $0.89   $1.00
Accumulation unit value at end of period         $0.64    $1.14   $1.02   $0.86   $0.79   $0.73   $0.56    $0.74   $0.89
Number of accumulation units outstanding at
  end of period (000 omitted)                      251      333     330     312     328     239     245      218     111
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (03/03/2000)
Accumulation unit value at beginning of period   $0.75    $0.74   $0.65   $0.67   $0.62   $0.51   $0.70    $0.87   $1.00
Accumulation unit value at end of period         $0.45    $0.75   $0.74   $0.65   $0.67   $0.62   $0.51    $0.70   $0.87
Number of accumulation units outstanding at
  end of period (000 omitted)                      169      172     305     613     587     486     519      321     266
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (03/03/2000)
Accumulation unit value at beginning of period   $0.75    $0.71   $0.70   $0.67   $0.66   $0.53   $0.74    $0.95   $1.00
Accumulation unit value at end of period         $0.46    $0.75   $0.71   $0.70   $0.67   $0.66   $0.53    $0.74   $0.95
Number of accumulation units outstanding at
  end of period (000 omitted)                    3,475    4,506   5,785   6,853   7,868   8,804   8,912   11,429   7,702
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (03/03/2000)
Accumulation unit value at beginning of period   $1.14    $1.10   $1.07   $1.05   $1.06   $1.06   $1.06    $1.04   $1.00
Accumulation unit value at end of period         $1.15    $1.14   $1.10   $1.07   $1.05   $1.06   $1.06    $1.06   $1.04
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,247      975     966   1,254   1,285   1,462   2,532    2,106     317
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (03/03/2000)
Accumulation unit value at beginning of period   $0.58    $0.51   $0.42   $0.40   $0.36   $0.25   $0.42    $0.56   $1.00
Accumulation unit value at end of period         $0.33    $0.58   $0.51   $0.42   $0.40   $0.36   $0.25    $0.42   $0.56
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,148    1,358   1,741   1,913   2,281   2,845   3,066    3,231   2,319
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (03/03/2000)
Accumulation unit value at beginning of period   $1.46    $1.39   $1.35   $1.34   $1.30   $1.22   $1.14    $1.08   $1.00
Accumulation unit value at end of period         $1.47    $1.46   $1.39   $1.35   $1.34   $1.30   $1.22    $1.14   $1.08
Number of accumulation units outstanding at
  end of period (000 omitted)                    1,799    2,363   1,377     939     985   1,052   1,227      934     408
------------------------------------------------------------------------------------------------------------------------





                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    43

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                           2008   2007   2006   2005    2004    2003    2002    2001    2000   1999
----------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.27  $1.27  $1.14   $1.09   $1.00   $0.76   $1.00      --     --     --
Accumulation unit value at end of period     $0.60  $1.27  $1.27   $1.14   $1.09   $1.00   $0.76      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  648    748    790     708     783     699      90      --     --     --
----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.06  $0.96  $0.91   $0.85   $0.80   $0.63   $0.84   $1.11  $1.26  $1.00
Accumulation unit value at end of period     $0.60  $1.06  $0.96   $0.91   $0.85   $0.80   $0.63   $0.84  $1.11  $1.26
Number of accumulation units outstanding at
  end of period (000 omitted)                2,040  2,745  3,214   3,090   3,428   3,393   3,148   3,345  1,103     --
----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                     $1.60  $1.45  $1.39   $1.29   $1.23   $0.97   $1.00      --     --     --
Accumulation unit value at end of period     $0.91  $1.60  $1.45   $1.39   $1.29   $1.23   $0.97      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  519    501    173      24      22      19      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.54  $1.41  $1.23   $1.14   $1.00   $0.75   $1.00      --     --     --
Accumulation unit value at end of period     $0.80  $1.54  $1.41   $1.23   $1.14   $1.00   $0.75      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   72     79     72      80      80     100      28      --     --     --
----------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of
  period                                     $1.16  $1.08  $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.80  $1.16  $1.08      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                3,333  4,900  5,506      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
  period                                     $1.15  $1.08  $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.79  $1.15  $1.08      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   33     12     12      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.03  $1.00     --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.73  $1.03     --      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --     --     --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.04  $1.00     --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.61  $1.04     --      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                2,942  1,751     --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.12  $1.04  $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.79  $1.12  $1.04      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --     --     --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of
  period                                     $1.00     --     --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.82     --     --      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   41     --     --      --      --      --      --      --     --     --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced Wealth Strategy
  Portfolio (Class B) on Sept. 26, 2008.
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of
  period                                     $0.56  $0.47  $0.44   $0.43   $0.42   $0.29   $0.51   $0.69  $1.00     --
Accumulation unit value at end of period     $0.29  $0.56  $0.47   $0.44   $0.43   $0.42   $0.29   $0.51  $0.69     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  610    820    824     829     932     498     684     793    277     --
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.31  $1.26  $1.09   $1.06   $0.96   $0.74   $0.96   $0.97  $1.00     --
Accumulation unit value at end of period     $0.77  $1.31  $1.26   $1.09   $1.06   $0.96   $0.74   $0.96  $0.97     --
Number of accumulation units outstanding at
  end of period (000 omitted)                2,393  2,734  3,482   3,585   4,135   3,461   3,898   2,152    213     --
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.17  $1.12  $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.54  $1.17  $1.12      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                5,545  3,053  1,029      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of
  period                                     $0.72  $0.65  $0.66   $0.58   $0.54   $0.45   $0.65   $0.80  $1.00     --
Accumulation unit value at end of period     $0.43  $0.72  $0.65   $0.66   $0.58   $0.54   $0.45   $0.65  $0.80     --
Number of accumulation units outstanding at
  end of period (000 omitted)                1,014  1,308  1,473   1,546   1,578   1,510   2,042   1,944    426     --
----------------------------------------------------------------------------------------------------------------------



 44    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008   2007   2006   2005    2004    2003    2002    2001    2000   1999
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.10  $1.02  $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $1.07  $1.10  $1.02      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --     --     --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.26  $1.08  $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.69  $1.26  $1.08      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --     --     --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.90  $1.00     --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.67  $0.90     --      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --     --     --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.15  $0.96  $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.66  $1.15  $0.96      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --     --  2,100      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.04  $1.12  $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.76  $1.04  $1.12      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --     --     --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA ASSET ALLOCATION FUND, VARIABLE SERIES, CLASS A (04/07/2003)
Accumulation unit value at beginning of
  period                                     $1.63  $1.51  $1.37   $1.30   $1.20   $1.00      --      --     --     --
Accumulation unit value at end of period     $1.16  $1.63  $1.51   $1.37   $1.30   $1.20      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  144    443    469     476     498     507      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA FEDERAL SECURITIES FUND, VARIABLE SERIES, CLASS A (04/07/2003)
Accumulation unit value at beginning of
  period                                     $1.13  $1.08  $1.05   $1.04   $1.01   $1.00      --      --     --     --
Accumulation unit value at end of period     $1.21  $1.13  $1.08   $1.05   $1.04   $1.01      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  872  1,322  1,340   1,433   1,520   1,658      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS A (04/28/2006)
Accumulation unit value at beginning of
  period                                     $1.07  $1.07  $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.80  $1.07  $1.07      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  407    553    540      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.07  $1.07  $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.80  $1.07  $1.07      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   14     13    659      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES, CLASS A (02/25/2005)
Accumulation unit value at beginning of
  period                                     $1.29  $1.13  $1.04   $1.00      --      --      --      --     --     --
Accumulation unit value at end of period     $0.76  $1.29  $1.13   $1.04      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  311    313    333     428      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.12  $1.00     --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.67  $1.12     --      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                6,615  4,235     --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.14  $1.00     --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.58  $1.14     --      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --     --     --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.00  $1.03  $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.71  $1.00  $1.03      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                4,484  3,402     --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL COMPANY GROWTH FUND, VARIABLE SERIES, CLASS A (04/14/2003)
Accumulation unit value at beginning of
  period                                     $2.08  $1.86  $1.68   $1.65   $1.50   $1.00      --      --     --     --
Accumulation unit value at end of period     $1.22  $2.08  $1.86   $1.68   $1.65   $1.50      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   69     81     90     108     108     107      --      --     --     --
----------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    45

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008   2007   2006   2005    2004    2003    2002    2001    2000   1999
----------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.10  $1.00     --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.72  $1.10     --      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                    2     --     --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                     $0.98  $0.98  $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.58  $0.98  $0.98      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --     --     --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.10  $0.97  $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.64  $1.10  $0.97      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --     --    490      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                     $0.74  $0.70  $0.65   $0.63   $0.60   $0.48   $0.69   $0.90  $1.00     --
Accumulation unit value at end of period     $0.48  $0.74  $0.70   $0.65   $0.63   $0.60   $0.48   $0.69  $0.90     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  564    672    620     626     623     735     715   1,143    471     --
----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.18  $1.11  $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.82  $1.18  $1.11      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --     --     --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.09  $1.00     --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.62  $1.09     --      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --     --     --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.09  $1.06  $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.67  $1.09  $1.06      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --     --     --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.99  $1.00     --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.71  $0.99     --      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                2,594  2,052     --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.17  $1.13  $1.10   $1.09   $1.06   $1.04   $1.00      --     --     --
Accumulation unit value at end of period     $0.93  $1.17  $1.13   $1.10   $1.09   $1.06   $1.04      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  712    892    905     818     798     901     301      --     --     --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.41  $1.34  $1.24   $1.19   $1.14   $1.00   $1.00      --     --     --
Accumulation unit value at end of period     $0.76  $1.41  $1.34   $1.24   $1.19   $1.14   $1.00      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   57     90     88      68      94      90       8      --     --     --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.61  $1.57  $1.51   $1.53   $1.43   $1.24   $1.09   $1.04  $1.00     --
Accumulation unit value at end of period     $1.12  $1.61  $1.57   $1.51   $1.53   $1.43   $1.24   $1.09  $1.04     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  464    452    491     331     298     402     311     258     24     --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.39  $1.36  $1.30   $1.33   $1.25   $1.08   $1.00      --     --     --
Accumulation unit value at end of period     $0.96  $1.39  $1.36   $1.30   $1.33   $1.25   $1.08      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  284    395    412     374     384     206      74      --     --     --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.34  $1.25  $1.13   $1.05   $0.97   $0.76   $0.90   $1.04  $1.00     --
Accumulation unit value at end of period     $0.89  $1.34  $1.25   $1.13   $1.05   $0.97   $0.76   $0.90  $1.04     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  118    195    200     227     215     215     169     120     27     --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (08/30/2002)
Accumulation unit value at beginning of
  period                                     $1.68  $1.58  $1.42   $1.32   $1.23   $0.96   $1.00      --     --     --
Accumulation unit value at end of period     $1.11  $1.68  $1.58   $1.42   $1.32   $1.23   $0.96      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  451    488    473     473     244     192       1      --     --     --
----------------------------------------------------------------------------------------------------------------------



 46    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008   2007   2006   2005    2004    2003    2002    2001    2000   1999
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.90  $1.74  $1.59   $1.51   $1.35   $0.99   $1.00      --     --     --
Accumulation unit value at end of period     $1.10  $1.90  $1.74   $1.59   $1.51   $1.35   $0.99      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   99    126    125     126     117      84      26      --     --     --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.41  $1.39  $1.29   $1.29   $1.21   $1.04   $1.00      --     --     --
Accumulation unit value at end of period     $1.03  $1.41  $1.39   $1.29   $1.29   $1.21   $1.04      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  384    513    360     364     638     279     133      --     --     --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1 (12/08/2003)
Accumulation unit value at beginning of
  period                                     $1.95  $1.72  $1.41   $1.23   $1.05   $1.00      --      --     --     --
Accumulation unit value at end of period     $1.13  $1.95  $1.72   $1.41   $1.23   $1.05      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  106    393    246     113     278     286      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $2.22  $1.96  $1.62   $1.41   $1.20   $0.93   $1.00      --     --     --
Accumulation unit value at end of period     $1.28  $2.22  $1.96   $1.62   $1.41   $1.20   $0.93      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  324    330    342     352     365     253      40      --     --     --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of
  period                                     $0.88  $0.80  $0.76   $0.74   $0.70   $0.51   $0.69   $0.82  $1.00     --
Accumulation unit value at end of period     $0.63  $0.88  $0.80   $0.76   $0.74   $0.70   $0.51   $0.69  $0.82     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  427    493    482     587     993   1,050   1,072   1,030    186     --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.65  $1.50  $1.44   $1.40   $1.33   $0.96   $1.00      --     --     --
Accumulation unit value at end of period     $1.19  $1.65  $1.50   $1.44   $1.40   $1.33   $0.96      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  362    436    448     445     467     323      42      --     --     --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of
  period                                     $2.15  $2.35  $1.96   $1.79   $1.51   $1.18   $1.37   $1.17  $1.00     --
Accumulation unit value at end of period     $1.46  $2.15  $2.35   $1.96   $1.79   $1.51   $1.18   $1.37  $1.17     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  597    791    859     846     894     855     720     120      1     --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.72  $1.89  $1.58   $1.44   $1.22   $0.95   $1.00      --     --     --
Accumulation unit value at end of period     $1.16  $1.72  $1.89   $1.58   $1.44   $1.22   $0.95      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  317    433    424     490     523     385     157      --     --     --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.26  $1.17  $1.06   $1.01   $0.97   $0.84   $0.93   $0.96  $1.02  $1.00
Accumulation unit value at end of period     $0.82  $1.26  $1.17   $1.06   $1.01   $0.97   $0.84   $0.93  $0.96  $1.02
Number of accumulation units outstanding at
  end of period (000 omitted)                  342    435    452     468     481     526     511     350     66     --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.61  $1.38  $1.26   $1.09   $0.95   $0.75   $0.84   $0.97  $1.00     --
Accumulation unit value at end of period     $0.91  $1.61  $1.38   $1.26   $1.09   $0.95   $0.75   $0.84  $0.97     --
Number of accumulation units outstanding at
  end of period (000 omitted)                1,248  2,309  1,795   1,837   1,835   1,713   1,431     457      2     --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.82  $1.57  $1.43   $1.24   $1.09   $0.86   $1.00      --     --     --
Accumulation unit value at end of period     $1.03  $1.82  $1.57   $1.43   $1.24   $1.09   $0.86      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                6,032  5,864  4,893   1,778   1,707     935     115      --     --     --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
  period                                     $1.52  $1.44  $1.28   $1.07   $1.07   $0.87   $0.95   $1.00     --     --
Accumulation unit value at end of period     $0.88  $1.52  $1.44   $1.28   $1.07   $1.07   $0.87   $0.95     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  606    708    717     525     523     535     305     207     --     --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.21  $1.09  $0.98   $0.92   $0.88   $0.72   $0.88   $0.98  $1.03  $1.00
Accumulation unit value at end of period     $0.69  $1.21  $1.09   $0.98   $0.92   $0.88   $0.72   $0.88  $0.98  $1.03
Number of accumulation units outstanding at
  end of period (000 omitted)                  286    380    396     386     441     436     435     425     85     --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.05  $0.84  $0.80   $0.76   $0.75   $0.57   $0.83   $1.02  $1.16  $1.00
Accumulation unit value at end of period     $0.55  $1.05  $0.84   $0.80   $0.76   $0.75   $0.57   $0.83  $1.02  $1.16
Number of accumulation units outstanding at
  end of period (000 omitted)                   53     73    144     164     173     195     208     445    365     --
----------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    47

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008   2007   2006   2005    2004    2003    2002    2001    2000   1999
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.36  $1.09  $1.04   $0.99   $0.98   $0.75   $1.00      --     --     --
Accumulation unit value at end of period     $0.71  $1.36  $1.09   $1.04   $0.99   $0.98   $0.75      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  401    311    602     429     410     117      31      --     --     --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.12  $1.11  $1.01   $0.99   $0.92   $0.73   $0.72   $0.82  $1.00     --
Accumulation unit value at end of period     $0.83  $1.12  $1.11   $1.01   $0.99   $0.92   $0.73   $0.72  $0.82     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  568    763    597     596     845     826     502     294     56     --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
  period                                     $1.41  $1.39  $1.27   $1.26   $1.17   $0.93   $0.91   $1.00     --     --
Accumulation unit value at end of period     $1.04  $1.41  $1.39   $1.27   $1.26   $1.17   $0.93   $0.91     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  228    462    564     287     337     316     317     178     --     --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.07  $1.04  $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $1.02  $1.07  $1.04      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                3,841  3,678    224      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (11/09/1999)
Accumulation unit value at beginning of
  period                                     $3.46  $3.03  $2.73   $2.34   $1.90   $1.39   $1.56   $1.63  $1.24  $1.00
Accumulation unit value at end of period     $2.07  $3.46  $3.03   $2.73   $2.34   $1.90   $1.39   $1.56  $1.63  $1.24
Number of accumulation units outstanding at
  end of period (000 omitted)                1,075  1,633  1,627   1,723   1,897   1,802   1,810   1,254    206     --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
  period                                     $2.34  $2.06  $1.85   $1.59   $1.29   $0.95   $1.06   $1.00     --     --
Accumulation unit value at end of period     $1.40  $2.34  $2.06   $1.85   $1.59   $1.29   $0.95   $1.06     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                4,422  4,006  3,592   3,013   3,064   2,428   1,445     522     --     --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.88  $1.62  $1.39   $1.19   $1.06   $0.75   $1.00      --     --     --
Accumulation unit value at end of period     $1.04  $1.88  $1.62   $1.39   $1.19   $1.06   $0.75      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  525    624    272      82      81      27      15      --     --     --
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
  period                                     $2.61  $3.34  $2.81   $2.50   $1.92   $1.43   $1.42   $1.34  $1.00     --
Accumulation unit value at end of period     $1.49  $2.61  $3.34   $2.81   $2.50   $1.92   $1.43   $1.42  $1.34     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  687    913    867     938     992   1,000   1,015     488    144     --
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.99  $1.94  $1.66   $1.66   $1.47   $1.13   $1.15   $1.16  $1.00     --
Accumulation unit value at end of period     $1.38  $1.99  $1.94   $1.66   $1.66   $1.47   $1.13   $1.15  $1.16     --
Number of accumulation units outstanding at
  end of period (000 omitted)                1,905  2,317  2,299   2,435   2,548   2,063   1,728   1,020    153     --
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.03  $1.07  $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.74  $1.03  $1.07      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                    4      5      5      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/09/1999)
Accumulation unit value at beginning of
  period                                     $2.47  $2.57  $2.22   $2.07   $1.69   $1.30   $1.45   $1.29  $1.04  $1.00
Accumulation unit value at end of period     $1.64  $2.47  $2.57   $2.22   $2.07   $1.69   $1.30   $1.45  $1.29  $1.04
Number of accumulation units outstanding at
  end of period (000 omitted)                  666    590    717     658     516     219      47       2     --     --
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.30  $1.18  $1.10   $1.06   $0.96   $0.71   $1.01   $1.21  $1.43  $1.00
Accumulation unit value at end of period     $0.74  $1.30  $1.18   $1.10   $1.06   $0.96   $0.71   $1.01  $1.21  $1.43
Number of accumulation units outstanding at
  end of period (000 omitted)                3,121  3,777  4,295   4,737   5,177   4,918   4,574   2,844    855     --
----------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.91  $1.87  $1.60   $1.46   $1.32   $1.06   $1.22   $1.16  $1.03  $1.00
Accumulation unit value at end of period     $1.19  $1.91  $1.87   $1.60   $1.46   $1.32   $1.06   $1.22  $1.16  $1.03
Number of accumulation units outstanding at
  end of period (000 omitted)                3,954  5,507  6,011   5,328   5,621   4,198   2,393     252     --     --
----------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.94  $1.90  $1.63   $1.49   $1.34   $1.08   $1.24   $1.18  $1.00     --
Accumulation unit value at end of period     $1.21  $1.94  $1.90   $1.63   $1.49   $1.34   $1.08   $1.24  $1.18     --
Number of accumulation units outstanding at
  end of period (000 omitted)                1,976  2,440  2,476   2,267   2,400   2,050   1,377     646     36     --
----------------------------------------------------------------------------------------------------------------------



 48    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008   2007   2006   2005    2004    2003    2002    2001    2000   1999
----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
  period                                     $2.94  $2.31  $1.83   $1.45   $1.18   $0.78   $0.79   $0.87  $1.00     --
Accumulation unit value at end of period     $1.37  $2.94  $2.31   $1.83   $1.45   $1.18   $0.78   $0.79  $0.87     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  172    264    126     131     169     124      20      17     17     --
----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.65  $1.45  $1.21   $1.11   $0.95   $0.73   $0.90   $1.09  $1.13  $1.00
Accumulation unit value at end of period     $0.97  $1.65  $1.45   $1.21   $1.11   $0.95   $0.73   $0.90  $1.09  $1.13
Number of accumulation units outstanding at
  end of period (000 omitted)                  240    311    368     420     400     371     296     145     16     --
----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.54  $1.35  $1.13   $1.04   $0.89   $0.68   $0.84   $1.02  $1.00     --
Accumulation unit value at end of period     $0.91  $1.54  $1.35   $1.13   $1.04   $0.89   $0.68   $0.84  $1.02     --
Number of accumulation units outstanding at
  end of period (000 omitted)                1,816  2,003  2,636   2,688   2,217   1,480     866     514     52     --
----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (05/01/2006)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of
  period                                     $1.15  $1.05  $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $1.20  $1.15  $1.05      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                3,769  4,102  1,812      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.12  $1.11  $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.64  $1.12  $1.11      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   26     21     21      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                     $3.03  $2.97  $2.59   $2.33   $1.87   $1.48   $1.57   $1.42  $1.00     --
Accumulation unit value at end of period     $1.88  $3.03  $2.97   $2.59   $2.33   $1.87   $1.48   $1.57  $1.42     --
Number of accumulation units outstanding at
  end of period (000 omitted)                1,777  2,090  1,873   1,361   1,409   1,449   1,458   1,091    414     --
----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.02  $1.05  $0.94   $0.89   $0.79   $0.62   $0.80   $0.92  $1.00     --
Accumulation unit value at end of period     $0.63  $1.02  $1.05   $0.94   $0.89   $0.79   $0.62   $0.80  $0.92     --
Number of accumulation units outstanding at
  end of period (000 omitted)                1,915  2,395  2,494   2,681   2,371   2,072   2,038   2,083  1,204     --
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (10/23/2000)
Accumulation unit value at beginning of
  period                                     $0.53  $0.44  $0.41   $0.38   $0.38   $0.26   $0.45   $0.72  $1.00     --
Accumulation unit value at end of period     $0.29  $0.53  $0.44   $0.41   $0.38   $0.38   $0.26   $0.45  $0.72     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   78     79     79     108     126     125     131     129     --     --
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (10/23/2000)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of
  period                                     $0.79  $0.70  $0.64   $0.62   $0.60   $0.46   $0.64   $0.87  $1.00     --
Accumulation unit value at end of period     $0.47  $0.79  $0.70   $0.64   $0.62   $0.60   $0.46   $0.64  $0.87     --
Number of accumulation units outstanding at
  end of period (000 omitted)                9,449  7,227    503     514     632     722     759     601     --     --
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (10/23/2000)
(PREVIOUSLY JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of
  period                                     $0.76  $0.63  $0.57   $0.51   $0.43   $0.32   $0.45   $0.76  $1.00     --
Accumulation unit value at end of period     $0.42  $0.76  $0.63   $0.57   $0.51   $0.43   $0.32   $0.45  $0.76     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  126    176    199     254     313     293     270     291     --     --
----------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.03  $1.00     --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.60  $1.03     --      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --     --     --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
  period                                     $0.78  $0.71  $0.67   $0.65   $0.61   $0.50   $0.70   $0.95  $1.00     --
Accumulation unit value at end of period     $0.49  $0.78  $0.71   $0.67   $0.65   $0.61   $0.50   $0.70  $0.95     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  397    460  1,099     807     834     938     875     662     75     --
----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.15  $1.05  $0.94   $0.89   $0.81   $0.67   $0.86   $1.04  $1.05  $1.00
Accumulation unit value at end of period     $0.76  $1.15  $1.05   $0.94   $0.89   $0.81   $0.67   $0.86  $1.04  $1.05
Number of accumulation units outstanding at
  end of period (000 omitted)                1,180  1,240  1,379   1,483   1,582   1,661   1,578   1,377    295     --
----------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    49

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008   2007   2006   2005    2004    2003    2002    2001    2000   1999
----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of
  period                                     $1.08  $0.99  $0.89   $0.84   $0.77   $0.64   $0.82   $0.99  $1.00     --
Accumulation unit value at end of period     $0.71  $1.08  $0.99   $0.89   $0.84   $0.77   $0.64   $0.82  $0.99     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  386    451    471     505     526     535     530     324     16     --
----------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.43  $1.41  $1.26   $1.22   $1.16   $0.88   $1.30   $1.38  $1.43  $1.00
Accumulation unit value at end of period     $0.86  $1.43  $1.41   $1.26   $1.22   $1.16   $0.88   $1.30  $1.38  $1.43
Number of accumulation units outstanding at
  end of period (000 omitted)                   12     21     22      33      31      32      32      18     19     --
----------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
  period                                     $0.94  $0.94  $0.84   $0.81   $0.77   $0.58   $0.87   $0.93  $1.00     --
Accumulation unit value at end of period     $0.56  $0.94  $0.94   $0.84   $0.81   $0.77   $0.58   $0.87  $0.93     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  582    647    658     783     901     707     441     293     35     --
----------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - INITIAL CLASS (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.55  $1.50  $1.36   $1.34   $1.22   $1.06   $1.13   $1.14  $1.00  $1.00
Accumulation unit value at end of period     $1.19  $1.55  $1.50   $1.36   $1.34   $1.22   $1.06   $1.13  $1.14  $1.00
Number of accumulation units outstanding at
  end of period (000 omitted)                  270    247    117     100      88      89      74      77     25     --
----------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.41  $1.38  $1.25   $1.23   $1.12   $0.98   $1.05   $1.06  $1.00     --
Accumulation unit value at end of period     $1.08  $1.41  $1.38   $1.25   $1.23   $1.12   $0.98   $1.05  $1.06     --
Number of accumulation units outstanding at
  end of period (000 omitted)                4,112  5,505  6,062   5,779   6,230   5,443   3,949   1,861     23     --
----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (11/09/1999)
Accumulation unit value at beginning of
  period                                     $2.24  $1.77  $1.37   $1.19   $0.92   $0.69   $0.90   $1.20  $1.14  $1.00
Accumulation unit value at end of period     $1.38  $2.24  $1.77   $1.37   $1.19   $0.92   $0.69   $0.90  $1.20  $1.14
Number of accumulation units outstanding at
  end of period (000 omitted)                  878    964  1,159   1,267   1,336   1,393   1,631   1,999  1,109     --
----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/23/2000)
Accumulation unit value at beginning of
  period                                     $1.84  $1.46  $1.13   $0.98   $0.76   $0.57   $0.75   $1.01  $1.00     --
Accumulation unit value at end of period     $1.13  $1.84  $1.46   $1.13   $0.98   $0.76   $0.57   $0.75  $1.01     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  275    323    304     241     287     264     209     126      7     --
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.32  $1.17  $1.10   $1.06   $1.01   $0.78   $1.00      --     --     --
Accumulation unit value at end of period     $0.71  $1.32  $1.17   $1.10   $1.06   $1.01   $0.78      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  417    761    499     504     445     242      39      --     --     --
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
  period                                     $1.75  $1.67  $1.44   $1.28   $1.09   $0.77   $1.00      --     --     --
Accumulation unit value at end of period     $1.03  $1.75  $1.67   $1.44   $1.28   $1.09   $0.77      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                1,733  2,215  2,059   1,904   1,729     788     190      --     --     --
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.34  $1.37  $1.27   $1.26   $1.17   $0.96   $1.00      --     --     --
Accumulation unit value at end of period     $0.28  $1.34  $1.37   $1.27   $1.26   $1.17   $0.96      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  302    270    214     223     252     209       4      --     --     --
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.59  $1.63  $1.44   $1.33   $1.13   $0.79   $1.00      --     --     --
Accumulation unit value at end of period     $0.97  $1.59  $1.63   $1.44   $1.33   $1.13   $0.79      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  320    375    391     378     374     217      65      --     --     --
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
  period                                     $1.48  $1.37  $1.29   $1.28   $1.19   $1.03   $1.00      --     --     --
Accumulation unit value at end of period     $1.25  $1.48  $1.37   $1.29   $1.28   $1.19   $1.03      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                6,743  6,680  3,247   1,889   1,541   1,060     212      --     --     --
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.04  $1.00     --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.86  $1.04     --      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                5,668  5,059     --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.16  $1.25  $1.09   $1.05   $0.96   $0.76   $0.95   $1.03  $0.97  $1.00
Accumulation unit value at end of period     $0.70  $1.16  $1.25   $1.09   $1.05   $0.96   $0.76   $0.95  $1.03  $0.97
Number of accumulation units outstanding at
  end of period (000 omitted)                  892  1,305  1,443   1,621   1,596   1,635   1,583     963    146     --
----------------------------------------------------------------------------------------------------------------------



 50    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008   2007   2006   2005    2004    2003    2002    2001    2000   1999
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of
  period                                     $1.15  $1.18  $1.16   $1.04   $0.98   $0.84   $1.00      --     --     --
Accumulation unit value at end of period     $0.95  $1.15  $1.18   $1.16   $1.04   $0.98   $0.84      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  203    202    243     213     209      86      52      --     --     --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.38  $1.33  $1.28   $1.27   $1.23   $1.19   $1.12   $1.06  $0.99  $1.00
Accumulation unit value at end of period     $1.04  $1.38  $1.33   $1.28   $1.27   $1.23   $1.19   $1.12  $1.06  $0.99
Number of accumulation units outstanding at
  end of period (000 omitted)                   16     20     23      28      34      31      79      28      5     --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.59  $1.49  $1.18   $1.07   $0.93   $0.73   $0.90   $1.15  $1.29  $1.00
Accumulation unit value at end of period     $0.88  $1.59  $1.49   $1.18   $1.07   $0.93   $0.73   $0.90  $1.15  $1.29
Number of accumulation units outstanding at
  end of period (000 omitted)                3,548  4,302  4,374   4,450   4,648   4,797   4,994   4,731  2,474     --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.09  $0.97  $0.78   $0.67   $0.60   $0.45   $0.53   $0.76  $1.00     --
Accumulation unit value at end of period     $0.62  $1.09  $0.97   $0.78   $0.67   $0.60   $0.45   $0.53  $0.76     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  134    407    197     219     262     289     440     461     96     --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.20  $1.21  $1.10   $1.06   $1.00   $0.81   $1.00      --     --     --
Accumulation unit value at end of period     $0.73  $1.20  $1.21   $1.10   $1.06   $1.00   $0.81      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --     --     --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                     $0.90  $1.04  $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.54  $0.90  $1.04      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --     --    801      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.01  $0.98  $0.95   $0.85   $0.73   $0.55   $0.81   $1.23  $1.30  $1.00
Accumulation unit value at end of period     $0.54  $1.01  $0.98   $0.95   $0.85   $0.73   $0.55   $0.81  $1.23  $1.30
Number of accumulation units outstanding at
  end of period (000 omitted)                1,268  1,835  2,039   2,480   2,708   3,087   3,317   4,035  1,798     --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of
  period                                     $0.75  $0.73  $0.70   $0.64   $0.54   $0.41   $0.60   $0.92  $1.00     --
Accumulation unit value at end of period     $0.40  $0.75  $0.73   $0.70   $0.64   $0.54   $0.41   $0.60  $0.92     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  254    511    589     612     843     811   1,020   1,024    152     --
----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                     $1.78  $1.79  $1.56   $1.45   $1.28   $1.00      --      --     --     --
Accumulation unit value at end of period     $1.09  $1.78  $1.79   $1.56   $1.45   $1.28      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  291    277    190       7       7       5      --      --     --     --
*RidgeWorth Variable Trust Large Cap Core Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                     $1.55  $1.36  $1.24   $1.27   $1.20   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.91  $1.55  $1.36   $1.24   $1.27   $1.20      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   14     15     16      17      17      11      --      --     --     --
*RidgeWorth Variable Trust Large Cap Growth Stock Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                     $1.82  $1.78  $1.47   $1.44   $1.26   $1.00      --      --     --     --
Accumulation unit value at end of period     $1.21  $1.82  $1.78   $1.47   $1.44   $1.26      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   10     10     10      10      10       7      --      --     --     --
*RidgeWorth Variable Trust Large Cap Value Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                     $1.94  $1.87  $1.71   $1.51   $1.31   $1.00      --      --     --     --
Accumulation unit value at end of period     $1.14  $1.94  $1.87   $1.71   $1.51   $1.31      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   17     17     18      17      17       5      --      --     --     --
*RidgeWorth Variable Trust Mid-Cap Core Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    51

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008   2007   2006   2005    2004    2003    2002    2001    2000   1999
----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                     $2.20  $2.18  $1.90   $1.72   $1.40   $1.00      --      --     --     --
Accumulation unit value at end of period     $1.46  $2.20  $2.18   $1.90   $1.72   $1.40      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  231    230     85      15      --      51      --      --     --     --
*RidgeWorth Variable Trust Small Cap Value Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.99  $1.00     --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.60  $0.99     --      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                5,255  3,471     --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.10  $1.05  $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.69  $1.10  $1.05      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --     --     --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (05/01/2002)
Accumulation unit value at beginning of
  period                                     $1.49  $1.58  $1.33   $1.28   $1.08   $0.79   $1.00      --     --     --
Accumulation unit value at end of period     $1.00  $1.49  $1.58   $1.33   $1.28   $1.08   $0.79      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  613    639    446     296     274     180      28      --     --     --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.18  $1.17  $1.04   $1.01   $0.94   $0.79   $0.92   $1.04  $1.08  $1.00
Accumulation unit value at end of period     $0.82  $1.18  $1.17   $1.04   $1.01   $0.94   $0.79   $0.92  $1.04  $1.08
Number of accumulation units outstanding at
  end of period (000 omitted)                  218    292    275     210     176     177     179     151      5     --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.15  $1.11  $1.08   $1.06   $1.07   $1.08   $1.08   $1.05  $1.01  $1.00
Accumulation unit value at end of period     $1.16  $1.15  $1.11   $1.08   $1.06   $1.07   $1.08   $1.08  $1.05  $1.01
Number of accumulation units outstanding at
  end of period (000 omitted)                2,711  1,073  1,203   1,149   1,454   1,720   2,516   2,250     --     --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.34  $1.29  $1.25   $1.24   $1.20   $1.16   $1.11   $1.05  $1.01  $1.00
Accumulation unit value at end of period     $1.24  $1.34  $1.29   $1.25   $1.24   $1.20   $1.16   $1.11  $1.05  $1.01
Number of accumulation units outstanding at
  end of period (000 omitted)                7,975  7,765  4,332   1,045     999     593     179      99     82     --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.85  $1.74  $1.47   $1.31   $1.12   $0.81   $1.01   $1.00  $1.02  $1.00
Accumulation unit value at end of period     $1.09  $1.85  $1.74   $1.47   $1.31   $1.12   $0.81   $1.01  $1.00  $1.02
Number of accumulation units outstanding at
  end of period (000 omitted)                7,188  4,908  3,199   1,284   1,141     861     536     342    244     --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.10  $1.03  $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $1.08  $1.10  $1.03      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                3,975  4,387  2,829      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (05/21/2002)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of
  period                                     $1.25  $1.22  $1.12   $1.04   $0.97   $0.81   $1.00      --     --     --
Accumulation unit value at end of period     $0.68  $1.25  $1.22   $1.12   $1.04   $0.97   $0.81      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  756    516      3      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/09/1999)
Accumulation unit value at beginning of
  period                                     $1.36  $1.35  $1.23   $1.20   $1.09   $0.88   $0.96   $0.92  $1.03  $1.00
Accumulation unit value at end of period     $1.00  $1.36  $1.35   $1.23   $1.20   $1.09   $0.88   $0.96  $0.92  $1.03
Number of accumulation units outstanding at
  end of period (000 omitted)                  944  1,284  1,320   1,059   1,262   1,212   1,027     821    278     --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.06  $1.05  $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.85  $1.06  $1.05      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                3,420  3,039  1,094      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (03/03/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of
  period                                     $0.84  $0.82  $0.72   $0.69   $0.66   $0.52   $0.67   $0.83  $1.00     --
Accumulation unit value at end of period     $0.48  $0.84  $0.82   $0.72   $0.69   $0.66   $0.52   $0.67  $0.83     --
Number of accumulation units outstanding at
  end of period (000 omitted)                3,503  4,303  4,701   1,109   1,250     172     141     217    104     --
----------------------------------------------------------------------------------------------------------------------



 52    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008   2007   2006   2005    2004    2003    2002    2001    2000   1999
----------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (05/01/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of
  period                                     $1.08  $1.10  $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.65  $1.08  $1.10      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --     --     --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (08/30/2002)
Accumulation unit value at beginning of
  period                                     $1.60  $1.42  $1.44   $1.33   $1.23   $1.02   $1.00      --     --     --
Accumulation unit value at end of period     $0.87  $1.60  $1.42   $1.44   $1.33   $1.23   $1.02      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                    2      2      1       1       1      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.00  $1.00     --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.54  $1.00     --      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --     --     --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (10/23/2000)
Accumulation unit value at beginning of
  period                                     $1.05  $1.01  $0.89   $0.86   $0.79   $0.63   $0.82   $0.94  $1.00     --
Accumulation unit value at end of period     $0.65  $1.05  $1.01   $0.89   $0.86   $0.79   $0.63   $0.82  $0.94     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  342    478    539     565     639     728     711     450     --     --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.02  $0.99  $0.87   $0.84   $0.77   $0.61   $0.80   $0.92  $1.00     --
Accumulation unit value at end of period     $0.64  $1.02  $0.99   $0.87   $0.84   $0.77   $0.61   $0.80  $0.92     --
Number of accumulation units outstanding at
  end of period (000 omitted)                3,181  3,455  3,398   3,818   3,822   2,601   2,290     817     34     --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.24  $1.20  $1.17   $1.16   $1.17   $1.16   $1.11   $1.06  $1.00     --
Accumulation unit value at end of period     $1.20  $1.24  $1.20   $1.17   $1.16   $1.17   $1.16   $1.11  $1.06     --
Number of accumulation units outstanding at
  end of period (000 omitted)                1,373  1,411  1,559   1,666   1,897   1,950   1,729     799     15     --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.25  $1.20  $1.17   $1.17   $1.17   $1.17   $1.12   $1.06  $1.00     --
Accumulation unit value at end of period     $1.20  $1.25  $1.20   $1.17   $1.17   $1.17   $1.17   $1.12  $1.06     --
Number of accumulation units outstanding at
  end of period (000 omitted)                1,351  1,441  1,522   1,654   2,036   2,508   2,657     859    183     --
----------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (11/09/1999)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of
  period                                     $1.60  $1.69  $1.53   $1.48   $1.26   $0.87   $1.06   $1.14  $1.11  $1.00
Accumulation unit value at end of period     $0.97  $1.60  $1.69   $1.53   $1.48   $1.26   $0.87   $1.06  $1.14  $1.11
Number of accumulation units outstanding at
  end of period (000 omitted)                  278    307    338     394     445     419     366     276     85     --
----------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (10/23/2000)
Accumulation unit value at beginning of
  period                                     $3.40  $2.50  $1.89   $1.43   $1.17   $0.84   $0.90   $0.92  $1.00     --
Accumulation unit value at end of period     $1.56  $3.40  $2.50   $1.89   $1.43   $1.17   $0.84   $0.90  $0.92     --
Number of accumulation units outstanding at
  end of period (000 omitted)                1,372    790    428      49      48      42      67      35     --     --
----------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.18  $1.06  $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.70  $1.18  $1.06      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                    5      5      5      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                     $1.67  $1.73  $1.51   $1.47   $1.27   $0.98   $1.00      --     --     --
Accumulation unit value at end of period     $1.06  $1.67  $1.73   $1.51   $1.47   $1.27   $0.98      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                3,140  2,409  2,020     284     242     153     186      --     --     --
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                     $1.72  $1.70  $1.48   $1.37   $1.21   $0.96   $1.00      --     --     --
Accumulation unit value at end of period     $1.15  $1.72  $1.70   $1.48   $1.37   $1.21   $0.96      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   79     86     49      60      65      50       4      --     --     --
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.85  $1.00     --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.47  $0.85     --      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                2,401  1,003     --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    53

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008   2007   2006   2005    2004    2003    2002    2001    2000   1999
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.13  $1.00     --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.59  $1.13     --      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --     --     --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                     $2.27  $2.77  $2.03   $1.76   $1.30   $0.96   $1.00      --     --     --
Accumulation unit value at end of period     $1.39  $2.27  $2.77   $2.03   $1.76   $1.30   $0.96      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   --     --      2       3     115       1      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.01  $1.23  $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.61  $1.01  $1.23      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                   12     12     29      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.26  $1.09  $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.67  $1.26  $1.09      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                3,533  1,744  1,004      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
WANGER USA (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.04  $1.00  $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.62  $1.04  $1.00      --      --      --      --      --     --     --
Number of accumulation units outstanding at
  end of period (000 omitted)                1,922  1,472    110      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.25  $1.17  $1.06   $1.02   $0.95   $0.79   $0.91   $0.99  $1.00     --
Accumulation unit value at end of period     $0.87  $1.25  $1.17   $1.06   $1.02   $0.95   $0.79   $0.91  $0.99     --
Number of accumulation units outstanding at
  end of period (000 omitted)                3,242  5,032  5,760   6,499   7,105   7,439   7,879   6,593  3,351     --
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.24  $1.27  $1.05   $1.03   $0.94   $0.76   $1.01   $1.09  $1.00     --
Accumulation unit value at end of period     $0.79  $1.24  $1.27   $1.05   $1.03   $0.94   $0.76   $1.01  $1.09     --
Number of accumulation units outstanding at
  end of period (000 omitted)                1,153  1,221  1,209   1,034   1,053     969     993     569     36     --
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.43  $1.40  $1.20   $1.15   $1.05   $0.84   $1.06   $1.13  $1.00     --
Accumulation unit value at end of period     $0.89  $1.43  $1.40   $1.20   $1.15   $1.05   $0.84   $1.06  $1.13     --
Number of accumulation units outstanding at
  end of period (000 omitted)                2,018  2,351  2,619   3,000   3,241   3,433   3,711   2,814    765     --
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (07/03/2000)
Accumulation unit value at beginning of
  period                                     $1.14  $1.02  $0.86   $0.79   $0.73   $0.56   $0.74   $0.89  $1.00     --
Accumulation unit value at end of period     $0.63  $1.14  $1.02   $0.86   $0.79   $0.73   $0.56   $0.74  $0.89     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  580    748    804     934     868     757     570     561     88     --
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                     $0.74  $0.73  $0.64   $0.67   $0.62   $0.51   $0.70   $0.87  $1.00     --
Accumulation unit value at end of period     $0.44  $0.74  $0.73   $0.64   $0.67   $0.62   $0.51   $0.70  $0.87     --
Number of accumulation units outstanding at
  end of period (000 omitted)                  385    455    805     645     687     856     870     908    340     --
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                     $0.75  $0.71  $0.70   $0.67   $0.66   $0.53   $0.74   $0.95  $1.00     --
Accumulation unit value at end of period     $0.45  $0.75  $0.71   $0.70   $0.67   $0.66   $0.53   $0.74  $0.95     --
Number of accumulation units outstanding at
  end of period (000 omitted)                5,319  7,942  8,900  10,433  11,414  11,837  12,545  12,015  5,711     --
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.14  $1.10  $1.06   $1.05   $1.06   $1.06   $1.06   $1.04  $1.00     --
Accumulation unit value at end of period     $1.15  $1.14  $1.10   $1.06   $1.05   $1.06   $1.06   $1.06  $1.04     --
Number of accumulation units outstanding at
  end of period (000 omitted)                3,475  3,340  1,994   1,196   1,509   2,790   3,356   4,984  1,717     --
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                     $0.57  $0.51  $0.42   $0.40   $0.36   $0.25   $0.42   $0.56  $1.00     --
Accumulation unit value at end of period     $0.33  $0.57  $0.51   $0.42   $0.40   $0.36   $0.25   $0.42  $0.56     --
Number of accumulation units outstanding at
  end of period (000 omitted)                1,943  2,408  2,832   2,904   3,073   3,239   3,394   4,983  2,024     --
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.45  $1.38  $1.35   $1.34   $1.30   $1.21   $1.14   $1.08  $1.00     --
Accumulation unit value at end of period     $1.47  $1.45  $1.38   $1.35   $1.34   $1.30   $1.21   $1.14  $1.08     --
Number of accumulation units outstanding at
  end of period (000 omitted)                2,735  3,664  2,453   1,892   2,017   2,160   2,275   1,545    660     --
----------------------------------------------------------------------------------------------------------------------





 54    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                                           2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period               $1.72   $1.72   $1.54   $1.48   $1.35   $1.00
Accumulation unit value at end of period                     $0.82   $1.72   $1.72   $1.54   $1.48   $1.35
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,083   1,102   1,192   1,292   1,057     329
----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period               $1.69   $1.54   $1.47   $1.37   $1.30   $1.00
Accumulation unit value at end of period                     $0.96   $1.69   $1.54   $1.47   $1.37   $1.30
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 44      41      33       7      16       7
----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period               $2.09   $1.92   $1.67   $1.55   $1.36   $1.00
Accumulation unit value at end of period                     $1.09   $2.09   $1.92   $1.67   $1.55   $1.36
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 88     156     110     143     146      59
----------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period               $1.15   $1.08   $1.00      --      --      --
Accumulation unit value at end of period                     $0.79   $1.15   $1.08      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 20      10      10      --      --      --
----------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period               $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.72   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period               $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.61   $1.04      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                262     187      --      --      --      --
----------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.35   $1.25   $1.14   $1.08   $1.00      --
Accumulation unit value at end of period                     $0.95   $1.35   $1.25   $1.14   $1.08      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                162     191     218     267     169      --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of period               $1.00      --      --      --      --      --
Accumulation unit value at end of period                     $0.82      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 54      --      --      --      --      --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced
  Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period               $1.90   $1.60   $1.50   $1.46   $1.41   $1.00
Accumulation unit value at end of period                     $0.98   $1.90   $1.60   $1.50   $1.46   $1.41
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 81      98     102     118     172     110
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period               $1.80   $1.74   $1.50   $1.46   $1.33   $1.00
Accumulation unit value at end of period                     $1.05   $1.80   $1.74   $1.50   $1.46   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                192     215     231     202     146     102
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period               $1.92   $1.84   $1.38   $1.20   $1.00      --
Accumulation unit value at end of period                     $0.88   $1.92   $1.84   $1.38   $1.20      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,431   1,953   2,005   1,806     583      --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period               $1.66   $1.48   $1.51   $1.33   $1.25   $1.00
Accumulation unit value at end of period                     $0.99   $1.66   $1.48   $1.51   $1.33   $1.25
Number of accumulation units outstanding at end of period
  (000 omitted)                                                111     121      94     100     110      28
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period               $1.15   $1.06   $1.06   $1.05   $1.00      --
Accumulation unit value at end of period                     $1.11   $1.15   $1.06   $1.06   $1.05      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,767   4,545   5,054   3,998   1,333      --
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period               $1.79   $1.54   $1.25   $1.12   $1.00      --
Accumulation unit value at end of period                     $0.98   $1.79   $1.54   $1.25   $1.12      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    55

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                           2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period               $0.90   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.67   $0.90      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period               $1.22   $1.02   $1.07   $1.06   $1.00      --
Accumulation unit value at end of period                     $0.70   $1.22   $1.02   $1.07   $1.06      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,549   1,691   2,417   1,259     407      --
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period               $1.24   $1.32   $1.13   $1.09   $1.00      --
Accumulation unit value at end of period                     $0.89   $1.24   $1.32   $1.13   $1.09      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  1       1       1       1      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period               $1.07   $1.07   $1.00      --      --      --
Accumulation unit value at end of period                     $0.80   $1.07   $1.07      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                574     739   1,006      --      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period               $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.67   $1.12      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                724     542      --      --      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period               $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.58   $1.14      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period               $1.38   $1.44   $1.22   $1.17   $1.00      --
Accumulation unit value at end of period                     $0.98   $1.38   $1.44   $1.22   $1.17      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                274     269      --      --      --      --
----------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period               $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.72   $1.10      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 13      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.30   $1.30   $1.22   $1.13   $1.00      --
Accumulation unit value at end of period                     $0.76   $1.30   $1.30   $1.22   $1.13      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  1       1       1       1       1      --
----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.22   $1.08   $1.05   $1.03   $1.00      --
Accumulation unit value at end of period                     $0.71   $1.22   $1.08   $1.05   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                592     639     858     598     161      --
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.28   $1.21   $1.06   $1.03   $1.00      --
Accumulation unit value at end of period                     $0.89   $1.28   $1.21   $1.06   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                152     208     208     208     196      --
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period               $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.62   $1.09      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.56   $1.52   $1.26   $1.14   $1.00      --
Accumulation unit value at end of period                     $0.96   $1.56   $1.52   $1.26   $1.14      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  2       2       2       2      --      --
----------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period               $0.98   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.71   $0.98      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                402     320      --      --      --      --
----------------------------------------------------------------------------------------------------------



 56    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                           2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.12   $1.09   $1.06   $1.05   $1.02   $1.00
Accumulation unit value at end of period                     $0.89   $1.12   $1.09   $1.06   $1.05   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,321   3,137   3,287   3,085   2,443     940
----------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.43   $1.36   $1.25   $1.21   $1.16   $1.00
Accumulation unit value at end of period                     $0.77   $1.43   $1.36   $1.25   $1.21   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 99     215     199     204     224      63
----------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.26   $1.24   $1.19   $1.21   $1.14   $1.00
Accumulation unit value at end of period                     $0.88   $1.26   $1.24   $1.19   $1.21   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,043   2,578   2,594   2,416   1,843     485
----------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.80   $1.68   $1.52   $1.41   $1.32   $1.00
Accumulation unit value at end of period                     $1.19   $1.80   $1.68   $1.52   $1.41   $1.32
Number of accumulation units outstanding at end of period
  (000 omitted)                                                779     834     913     816     590     214
----------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.97   $1.80   $1.65   $1.57   $1.40   $1.00
Accumulation unit value at end of period                     $1.14   $1.97   $1.80   $1.65   $1.57   $1.40
Number of accumulation units outstanding at end of period
  (000 omitted)                                                385     396     446     477     167      90
----------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.34   $1.32   $1.23   $1.23   $1.15   $1.00
Accumulation unit value at end of period                     $0.98   $1.34   $1.32   $1.23   $1.23   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                857   1,138   1,194   1,159     676     254
----------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $2.48   $2.19   $1.81   $1.58   $1.35   $1.00
Accumulation unit value at end of period                     $1.43   $2.48   $2.19   $1.81   $1.58   $1.35
Number of accumulation units outstanding at end of period
  (000 omitted)                                                811     841     921     859     545     279
----------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.75   $1.58   $1.52   $1.49   $1.41   $1.00
Accumulation unit value at end of period                     $1.25   $1.75   $1.58   $1.52   $1.49   $1.41
Number of accumulation units outstanding at end of period
  (000 omitted)                                                983   1,178   1,308   1,211     652     253
----------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.85   $2.03   $1.70   $1.56   $1.31   $1.00
Accumulation unit value at end of period                     $1.25   $1.85   $2.03   $1.70   $1.56   $1.31
Number of accumulation units outstanding at end of period
  (000 omitted)                                                661     739     783     755     725     314
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $2.17   $1.88   $1.71   $1.48   $1.30   $1.00
Accumulation unit value at end of period                     $1.23   $2.17   $1.88   $1.71   $1.48   $1.30
Number of accumulation units outstanding at end of period
  (000 omitted)                                              5,965   6,378   7,123   5,644   3,317   1,254
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.87   $1.50   $1.42   $1.37   $1.34   $1.00
Accumulation unit value at end of period                     $0.97   $1.87   $1.50   $1.42   $1.37   $1.34
Number of accumulation units outstanding at end of period
  (000 omitted)                                                146     167     175     184     196      51
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period               $1.10   $1.07   $1.04   $1.03   $1.00      --
Accumulation unit value at end of period                     $1.05   $1.10   $1.07   $1.04   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,006   2,760   2,247   1,451     385      --
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $2.52   $2.21   $2.00   $1.71   $1.39   $1.00
Accumulation unit value at end of period                     $1.50   $2.52   $2.21   $2.00   $1.71   $1.39
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,455   1,520   1,610   1,394   1,000     424
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $2.58   $2.23   $1.92   $1.64   $1.46   $1.00
Accumulation unit value at end of period                     $1.43   $2.58   $2.23   $1.92   $1.64   $1.46
Number of accumulation units outstanding at end of period
  (000 omitted)                                                559     588     607     684     487      38
----------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    57

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                           2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.90   $2.43   $2.04   $1.82   $1.40   $1.00
Accumulation unit value at end of period                     $1.08   $1.90   $2.43   $2.04   $1.82   $1.40
Number of accumulation units outstanding at end of period
  (000 omitted)                                                107     105      94      89      86      30
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period               $1.35   $1.32   $1.13   $1.12   $1.00      --
Accumulation unit value at end of period                     $0.94   $1.35   $1.32   $1.13   $1.12      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                865     878     845     827     157      --
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period               $1.24   $1.29   $1.12   $1.09   $1.00      --
Accumulation unit value at end of period                     $0.89   $1.24   $1.29   $1.12   $1.09      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 29      28      26      35      25      --
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $2.01   $2.08   $1.80   $1.68   $1.37   $1.00
Accumulation unit value at end of period                     $1.33   $2.01   $2.08   $1.80   $1.68   $1.37
Number of accumulation units outstanding at end of period
  (000 omitted)                                                370     400     412     437     410     203
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.85   $1.69   $1.57   $1.52   $1.38   $1.00
Accumulation unit value at end of period                     $1.05   $1.85   $1.69   $1.57   $1.52   $1.38
Number of accumulation units outstanding at end of period
  (000 omitted)                                                115     180     180     253     221      94
----------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.82   $1.78   $1.53   $1.40   $1.26   $1.00
Accumulation unit value at end of period                     $1.13   $1.82   $1.78   $1.53   $1.40   $1.26
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,211   4,129   4,535   4,526   4,252   2,446
----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $2.33   $2.05   $1.71   $1.57   $1.34   $1.00
Accumulation unit value at end of period                     $1.37   $2.33   $2.05   $1.71   $1.57   $1.34
Number of accumulation units outstanding at end of period
  (000 omitted)                                                465     565     541     536     454     158
----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $1.36   $1.24   $1.11   $1.16   $1.00      --
Accumulation unit value at end of period                     $1.42   $1.36   $1.24   $1.11   $1.16      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,454   2,119   2,116   1,517     537      --
----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period               $1.47   $1.45   $1.21   $1.12   $1.00      --
Accumulation unit value at end of period                     $0.84   $1.47   $1.45   $1.21   $1.12      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                442     429     392     392      96      --
----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.56   $1.53   $1.33   $1.20   $1.00      --
Accumulation unit value at end of period                     $0.97   $1.56   $1.53   $1.33   $1.20      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,721   1,936   1,985   1,451     489      --
----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period               $0.94   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.58   $0.94      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period               $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.63   $1.06      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                758     651      --      --      --      --
----------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period               $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.60   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------



 58    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                           2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period               $1.58   $1.44   $1.36   $1.32   $1.23   $1.00
Accumulation unit value at end of period                     $0.98   $1.58   $1.44   $1.36   $1.32   $1.23
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 37      45      44      53      54      32
----------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period               $1.64   $1.62   $1.46   $1.41   $1.34   $1.00
Accumulation unit value at end of period                     $0.98   $1.64   $1.62   $1.46   $1.41   $1.34
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 45      47      48      46      66      24
----------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period               $1.47   $1.43   $1.30   $1.28   $1.17   $1.00
Accumulation unit value at end of period                     $1.13   $1.47   $1.43   $1.30   $1.28   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,984   2,665   2,825   2,751   2,538   1,583
----------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period               $3.21   $2.55   $1.97   $1.72   $1.34   $1.00
Accumulation unit value at end of period                     $1.97   $3.21   $2.55   $1.97   $1.72   $1.34
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 87      75      67      64      67      45
----------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period               $1.71   $1.53   $1.43   $1.39   $1.32   $1.00
Accumulation unit value at end of period                     $0.92   $1.71   $1.53   $1.43   $1.39   $1.32
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,785   1,868   2,152   1,946   1,156     312
----------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period               $2.35   $2.24   $1.93   $1.72   $1.46   $1.00
Accumulation unit value at end of period                     $1.38   $2.35   $2.24   $1.93   $1.72   $1.46
Number of accumulation units outstanding at end of period
  (000 omitted)                                                196     283     289     233     155      65
----------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period               $1.28   $1.30   $1.21   $1.20   $1.12   $1.00
Accumulation unit value at end of period                     $0.27   $1.28   $1.30   $1.21   $1.20   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                288     226     243     224     254     212
----------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period               $2.03   $2.08   $1.84   $1.70   $1.44   $1.00
Accumulation unit value at end of period                     $1.24   $2.03   $2.08   $1.84   $1.70   $1.44
Number of accumulation units outstanding at end of period
  (000 omitted)                                                315     337     362     338     304     146
----------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period               $1.33   $1.23   $1.16   $1.15   $1.07   $1.00
Accumulation unit value at end of period                     $1.12   $1.33   $1.23   $1.16   $1.15   $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,338   4,867   4,678   3,864   2,443   1,246
----------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period               $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.86   $1.04      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                731     697      --      --      --      --
----------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period               $1.56   $1.68   $1.47   $1.42   $1.29   $1.00
Accumulation unit value at end of period                     $0.95   $1.56   $1.68   $1.47   $1.42   $1.29
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 70      77      73      71      47      45
----------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (01/29/2003)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $1.40   $1.43   $1.41   $1.26   $1.19   $1.00
Accumulation unit value at end of period                     $1.15   $1.40   $1.43   $1.41   $1.26   $1.19
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 55      58      80      82      92      40
----------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period               $2.31   $2.16   $1.72   $1.55   $1.35   $1.00
Accumulation unit value at end of period                     $1.28   $2.31   $2.16   $1.72   $1.55   $1.35
Number of accumulation units outstanding at end of period
  (000 omitted)                                                259     301     317     318     349     216
----------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period               $1.52   $1.54   $1.40   $1.35   $1.27   $1.00
Accumulation unit value at end of period                     $0.92   $1.52   $1.54   $1.40   $1.35   $1.27
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    59

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                           2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.25   $1.45   $1.25   $1.19   $1.00      --
Accumulation unit value at end of period                     $0.75   $1.25   $1.45   $1.25   $1.19      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 21      40     193      25      30      --
----------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period               $1.84   $1.79   $1.72   $1.56   $1.33   $1.00
Accumulation unit value at end of period                     $0.99   $1.84   $1.79   $1.72   $1.56   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 22      26      24      25      26      12
----------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of period               $1.78   $1.79   $1.56   $1.45   $1.28   $1.00
Accumulation unit value at end of period                     $1.09   $1.78   $1.79   $1.56   $1.45   $1.28
Number of accumulation units outstanding at end of period
  (000 omitted)                                                152     140     117      73      65      45
*RidgeWorth Variable Trust Large Cap Core Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND* (01/29/2003)
Accumulation unit value at beginning of period               $1.54   $1.36   $1.24   $1.27   $1.20   $1.00
Accumulation unit value at end of period                     $0.90   $1.54   $1.36   $1.24   $1.27   $1.20
Number of accumulation units outstanding at end of period
  (000 omitted)                                                542     637     730     576     223     127
*RidgeWorth Variable Trust Large Cap Growth Stock Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of period               $1.82   $1.78   $1.47   $1.44   $1.26   $1.00
Accumulation unit value at end of period                     $1.21   $1.82   $1.78   $1.47   $1.44   $1.26
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 34      70      80      83      90      40
*RidgeWorth Variable Trust Large Cap Value Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of period               $1.94   $1.87   $1.71   $1.51   $1.31   $1.00
Accumulation unit value at end of period                     $1.13   $1.94   $1.87   $1.71   $1.51   $1.31
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  2      16      16      16      16      31
*RidgeWorth Variable Trust Mid-Cap Core Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of period               $2.21   $2.18   $1.90   $1.72   $1.40   $1.00
Accumulation unit value at end of period                     $1.46   $2.21   $2.18   $1.90   $1.72   $1.40
Number of accumulation units outstanding at end of period
  (000 omitted)                                                305     360     322     280     130      41
*RidgeWorth Variable Trust Small Cap Value Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period               $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.60   $0.99      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                475     380      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.31   $1.25   $1.09   $1.10   $1.00      --
Accumulation unit value at end of period                     $0.82   $1.31   $1.25   $1.09   $1.10      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (01/29/2003)
Accumulation unit value at beginning of period               $1.93   $2.06   $1.74   $1.66   $1.40   $1.00
Accumulation unit value at end of period                     $1.31   $1.93   $2.06   $1.74   $1.66   $1.40
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,332   1,490   1,454   1,359     543      82
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (01/29/2003)
Accumulation unit value at beginning of period               $1.07   $1.03   $1.00   $0.99   $0.99   $1.00
Accumulation unit value at end of period                     $1.08   $1.07   $1.03   $1.00   $0.99   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,107   1,172   1,143     724     589     292
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (01/29/2003)
Accumulation unit value at beginning of period               $1.15   $1.10   $1.07   $1.06   $1.03   $1.00
Accumulation unit value at end of period                     $1.06   $1.15   $1.10   $1.07   $1.06   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,894   3,050   2,210   1,007   1,010     415
----------------------------------------------------------------------------------------------------------



 60    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                           2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (01/29/2003)
Accumulation unit value at beginning of period               $2.39   $2.24   $1.90   $1.69   $1.45   $1.00
Accumulation unit value at end of period                     $1.41   $2.39   $2.24   $1.90   $1.69   $1.45
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,934   2,854   3,198   2,316     703     257
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period               $1.09   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                     $1.08   $1.09   $1.03      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                865     927     787      --      --      --
----------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (01/29/2003)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period               $1.56   $1.54   $1.40   $1.31   $1.22   $1.00
Accumulation unit value at end of period                     $0.86   $1.56   $1.54   $1.40   $1.31   $1.22
Number of accumulation units outstanding at end of period
  (000 omitted)                                                218     194       8      12      18      14
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.23   $1.22   $1.11   $1.09   $1.00      --
Accumulation unit value at end of period                     $0.91   $1.23   $1.22   $1.11   $1.09      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                419     517     614     389      48      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of period               $1.21   $1.19   $1.12   $1.10   $1.00      --
Accumulation unit value at end of period                     $0.97   $1.21   $1.19   $1.12   $1.10      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                484     487     349      --      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period               $1.28   $1.26   $1.11   $1.06   $1.00      --
Accumulation unit value at end of period                     $0.73   $1.28   $1.26   $1.11   $1.06      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,385   2,416   2,598   2,450   1,481      --
----------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period               $1.31   $1.34   $1.14   $1.10   $1.00      --
Accumulation unit value at end of period                     $0.79   $1.31   $1.34   $1.14   $1.10      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       5       9      10      10      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (01/29/2003)
Accumulation unit value at beginning of period               $1.64   $1.46   $1.48   $1.36   $1.26   $1.00
Accumulation unit value at end of period                     $0.89   $1.64   $1.46   $1.48   $1.36   $1.26
Number of accumulation units outstanding at end of period
  (000 omitted)                                                133     130     143     159     101       2
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period               $1.00   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.54   $1.00      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (01/29/2003)
Accumulation unit value at beginning of period               $1.71   $1.65   $1.45   $1.41   $1.30   $1.00
Accumulation unit value at end of period                     $1.06   $1.71   $1.65   $1.45   $1.41   $1.30
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,230   1,425   1,450   1,433   1,256     400
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (01/29/2003)
Accumulation unit value at beginning of period               $1.06   $1.02   $1.00   $1.00   $1.00   $1.00
Accumulation unit value at end of period                     $1.02   $1.06   $1.02   $1.00   $1.00   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,811   2,131   2,162   1,878   1,672   1,013
----------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
Accumulation unit value at beginning of period               $2.79   $2.05   $1.55   $1.17   $1.00      --
Accumulation unit value at end of period                     $1.27   $2.79   $2.05   $1.55   $1.17      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,061     872   1,190   1,074     337      --
----------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.75   $1.58   $1.29   $1.14   $1.00      --
Accumulation unit value at end of period                     $1.03   $1.75   $1.58   $1.29   $1.14      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --     335     337      --      --
----------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    61

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                           2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (01/29/2003)
Accumulation unit value at beginning of period               $1.72   $1.79   $1.56   $1.52   $1.31   $1.00
Accumulation unit value at end of period                     $1.09   $1.72   $1.79   $1.56   $1.52   $1.31
Number of accumulation units outstanding at end of period
  (000 omitted)                                              4,711   5,184   5,513   4,481   1,710      80
----------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (01/29/2003)
Accumulation unit value at beginning of period               $1.83   $1.81   $1.58   $1.46   $1.29   $1.00
Accumulation unit value at end of period                     $1.22   $1.83   $1.81   $1.58   $1.46   $1.29
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 84     136     155     149     135     129
----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period               $0.85   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.47   $0.85      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                235     119      --      --      --      --
----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period               $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.59   $1.12      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (01/29/2003)
Accumulation unit value at beginning of period               $2.47   $3.02   $2.22   $1.92   $1.42   $1.00
Accumulation unit value at end of period                     $1.51   $2.47   $3.02   $2.22   $1.92   $1.42
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 87      90      98     107      94      44
----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.76   $2.16   $1.59   $1.38   $1.00      --
Accumulation unit value at end of period                     $1.08   $1.76   $2.16   $1.59   $1.38      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                163     169     118     146      89      --
----------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period               $2.25   $1.96   $1.45   $1.21   $1.00      --
Accumulation unit value at end of period                     $1.21   $2.25   $1.96   $1.45   $1.21      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                968     849   1,051     805     292      --
----------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period               $1.41   $1.35   $1.27   $1.16   $1.00      --
Accumulation unit value at end of period                     $0.84   $1.41   $1.35   $1.27   $1.16      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,253   1,296   1,268   1,002     293      --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.32   $1.24   $1.12   $1.08   $1.00      --
Accumulation unit value at end of period                     $0.92   $1.32   $1.24   $1.12   $1.08      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.30   $1.33   $1.10   $1.08   $1.00      --
Accumulation unit value at end of period                     $0.83   $1.30   $1.33   $1.10   $1.08      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 20      13      --      --      --      --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.34   $1.32   $1.13   $1.08   $1.00      --
Accumulation unit value at end of period                     $0.84   $1.34   $1.32   $1.13   $1.08      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 92      86      98     111      55      --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.59   $1.43   $1.20   $1.11   $1.00      --
Accumulation unit value at end of period                     $0.89   $1.59   $1.43   $1.20   $1.11      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.18   $1.17   $1.03   $1.06   $1.00      --
Accumulation unit value at end of period                     $0.71   $1.18   $1.17   $1.03   $1.06      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.15   $1.09   $1.08   $1.03   $1.00      --
Accumulation unit value at end of period                     $0.69   $1.15   $1.09   $1.08   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                375     374     419     344      52      --
----------------------------------------------------------------------------------------------------------



 62    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                           2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.08   $1.04   $1.01   $1.00   $1.00      --
Accumulation unit value at end of period                     $1.09   $1.08   $1.04   $1.01   $1.00      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 21      20       8      19      --      --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.52   $1.35   $1.11   $1.06   $1.00      --
Accumulation unit value at end of period                     $0.88   $1.52   $1.35   $1.11   $1.06      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.12   $1.07   $1.04   $1.03   $1.00      --
Accumulation unit value at end of period                     $1.13   $1.12   $1.07   $1.04   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                335     439     399     303      38      --
----------------------------------------------------------------------------------------------------------





                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    63

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                           2008    2007    2006    2005    2004    2003    2002   2001   2000
----------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II
  SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.26   $1.26   $1.13   $1.09   $1.00   $0.76   $1.00     --     --
Accumulation unit value at end of period     $0.60   $1.26   $1.26   $1.13   $1.09   $1.00   $0.76     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             4,856   4,472   4,987   5,288   4,663   2,514     517     --     --
----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (05/30/2000)
Accumulation unit value at beginning of
  period                                     $0.85   $0.77   $0.73   $0.68   $0.65   $0.51   $0.68  $0.90  $1.00
Accumulation unit value at end of period     $0.48   $0.85   $0.77   $0.73   $0.68   $0.65   $0.51  $0.68  $0.90
Number of accumulation units outstanding
  at end of period (000 omitted)             1,930   2,778   3,370   3,178   3,769   4,485   4,583  2,944    311
----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                     $1.59   $1.45   $1.38   $1.29   $1.23   $0.97   $1.00     --     --
Accumulation unit value at end of period     $0.90   $1.59   $1.45   $1.38   $1.29   $1.23   $0.97     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               613     593     309      48      52      57      19     --     --
----------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.53   $1.40   $1.22   $1.14   $1.00   $0.75   $1.00     --     --
Accumulation unit value at end of period     $0.80   $1.53   $1.40   $1.22   $1.14   $1.00   $0.75     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               305     331     353     316     328     189      18     --     --
----------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of
  period                                     $1.15   $1.08   $1.00      --      --      --      --     --     --
Accumulation unit value at end of period     $0.80   $1.15   $1.08      --      --      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,884   2,652   3,076      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
  period                                     $1.15   $1.08   $1.00      --      --      --      --     --     --
Accumulation unit value at end of period     $0.79   $1.15   $1.08      --      --      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                42      54      54      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.03   $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.72   $1.03      --      --      --      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.04   $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.61   $1.04      --      --      --      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,888   1,434      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.35   $1.25   $1.14   $1.08   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.95   $1.35   $1.25   $1.14   $1.08      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               317     364     507     573     415      --      --     --     --
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of
  period                                     $1.00      --      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.82      --      --      --      --      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               455      --      --      --      --      --      --     --     --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced Wealth
  Strategy Portfolio (Class B) on Sept. 26, 2008.
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of
  period                                     $0.56   $0.47   $0.44   $0.43   $0.41   $0.29   $0.51  $0.69  $1.00
Accumulation unit value at end of period     $0.29   $0.56   $0.47   $0.44   $0.43   $0.41   $0.29  $0.51  $0.69
Number of accumulation units outstanding
  at end of period (000 omitted)             2,150   2,661   2,693   2,798   2,773   2,911   2,423  2,237    456
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.30   $1.25   $1.09   $1.05   $0.96   $0.74   $0.96  $0.97  $1.00
Accumulation unit value at end of period     $0.76   $1.30   $1.25   $1.09   $1.05   $0.96   $0.74  $0.96  $0.97
Number of accumulation units outstanding
  at end of period (000 omitted)             7,720   9,292  10,437  11,167  11,742  11,403  10,906  4,722    292
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.91   $1.84   $1.38   $1.20   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.88   $1.91   $1.84   $1.38   $1.20      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             6,987   4,424   3,786   3,191   1,509      --      --     --     --
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (05/30/2000)
Accumulation unit value at beginning of
  period                                     $0.72   $0.64   $0.65   $0.58   $0.54   $0.44   $0.65  $0.80  $1.00
Accumulation unit value at end of period     $0.43   $0.72   $0.64   $0.65   $0.58   $0.54   $0.44  $0.65  $0.80
Number of accumulation units outstanding
  at end of period (000 omitted)             4,232   5,262   6,164   6,450   6,937   7,475   7,706  5,808    700
----------------------------------------------------------------------------------------------------------------



 64    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008    2007    2006    2005    2004    2003    2002   2001   2000
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.14   $1.06   $1.06   $1.05   $1.00      --      --     --     --
Accumulation unit value at end of period     $1.11   $1.14   $1.06   $1.06   $1.05      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             4,748   7,641   8,897   7,886   3,481      --      --     --     --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.79   $1.54   $1.25   $1.12   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.97   $1.79   $1.54   $1.25   $1.12      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.90   $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.67   $0.90      --      --      --      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 5       1      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.22   $1.02   $1.07   $1.06   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.70   $1.22   $1.02   $1.07   $1.06      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,633   2,709   4,931   2,430   1,074      --      --     --     --
----------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.23   $1.32   $1.13   $1.09   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.89   $1.23   $1.32   $1.13   $1.09      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 7       7       7       7       7      --      --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of
  period                                     $1.07   $1.07   $1.00      --      --      --      --     --     --
Accumulation unit value at end of period     $0.80   $1.07   $1.07      --      --      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,257   1,533   2,412      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.12   $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.67   $1.12      --      --      --      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             6,418   3,447      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.14   $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.58   $1.14      --      --      --      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                14      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.38   $1.43   $1.22   $1.17   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.98   $1.38   $1.43   $1.22   $1.17      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             3,144   2,053      12      23      34      --      --     --     --
----------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.10   $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.72   $1.10      --      --      --      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 3      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.29   $1.29   $1.22   $1.13   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.76   $1.29   $1.29   $1.22   $1.13      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                12      16      16      15       7      --      --     --     --
----------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.22   $1.08   $1.05   $1.03   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.71   $1.22   $1.08   $1.05   $1.03      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,063   1,074   1,698   1,140     500      --      --     --     --
----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.28   $1.21   $1.06   $1.03   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.89   $1.28   $1.21   $1.06   $1.03      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                14      14      14      14      14      --      --     --     --
----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.09   $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.62   $1.09      --      --      --      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    65

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008    2007    2006    2005    2004    2003    2002   2001   2000
----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.56   $1.52   $1.26   $1.14   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.96   $1.56   $1.52   $1.26   $1.14      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                16      17      17      19      19      --      --     --     --
----------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.98   $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.71   $0.98      --      --      --      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,934   1,828      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.16   $1.12   $1.09   $1.09   $1.06   $1.04   $1.00     --     --
Accumulation unit value at end of period     $0.92   $1.16   $1.12   $1.09   $1.09   $1.06   $1.04     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             5,190   6,179   6,773   6,711   4,784   2,717     756     --     --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.40   $1.33   $1.23   $1.19   $1.14   $1.00   $1.00     --     --
Accumulation unit value at end of period     $0.75   $1.40   $1.33   $1.23   $1.19   $1.14   $1.00     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               222     221     167     219     154     126      26     --     --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.60   $1.56   $1.50   $1.53   $1.43   $1.24   $1.09  $1.04  $1.00
Accumulation unit value at end of period     $1.11   $1.60   $1.56   $1.50   $1.53   $1.43   $1.24  $1.09  $1.04
Number of accumulation units outstanding
  at end of period (000 omitted)             1,379   2,002   2,138   1,921   1,633   1,799   1,607    732     --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.38   $1.35   $1.30   $1.33   $1.24   $1.08   $1.00     --     --
Accumulation unit value at end of period     $0.96   $1.38   $1.35   $1.30   $1.33   $1.24   $1.08     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             3,553   4,033   4,177   3,857   2,395   1,435     325     --     --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.33   $1.25   $1.12   $1.04   $0.97   $0.75   $0.90  $1.04  $1.00
Accumulation unit value at end of period     $0.88   $1.33   $1.25   $1.12   $1.04   $0.97   $0.75  $0.90  $1.04
Number of accumulation units outstanding
  at end of period (000 omitted)               512     652     617     634     311     321     395    178      6
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (08/30/2002)
Accumulation unit value at beginning of
  period                                     $1.67   $1.57   $1.42   $1.32   $1.23   $0.96   $1.00     --     --
Accumulation unit value at end of period     $1.11   $1.67   $1.57   $1.42   $1.32   $1.23   $0.96     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,703   2,783   2,973   2,763   1,618   1,035       2     --     --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.89   $1.73   $1.58   $1.51   $1.35   $0.99   $1.00     --     --
Accumulation unit value at end of period     $1.10   $1.89   $1.73   $1.58   $1.51   $1.35   $0.99     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,019   1,054   1,201   1,244     476     360      47     --     --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.40   $1.38   $1.29   $1.29   $1.21   $1.04   $1.00     --     --
Accumulation unit value at end of period     $1.02   $1.40   $1.38   $1.29   $1.29   $1.21   $1.04     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,437   2,725   2,978   2,966   2,036   1,259     336     --     --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 1 (12/08/2003)
Accumulation unit value at beginning of
  period                                     $1.94   $1.71   $1.41   $1.23   $1.05   $1.00      --     --     --
Accumulation unit value at end of period     $1.12   $1.94   $1.71   $1.41   $1.23   $1.05      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               573     923   1,024     895     742     542      --     --     --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $2.21   $1.95   $1.61   $1.41   $1.20   $0.93   $1.00     --     --
Accumulation unit value at end of period     $1.27   $2.21   $1.95   $1.61   $1.41   $1.20   $0.93     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,569   2,661   2,908   2,702   2,238   1,662     145     --     --
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of
  period                                     $0.87   $0.79   $0.76   $0.74   $0.70   $0.51   $0.69  $0.82  $1.00
Accumulation unit value at end of period     $0.63   $0.87   $0.79   $0.76   $0.74   $0.70   $0.51  $0.69  $0.82
Number of accumulation units outstanding
  at end of period (000 omitted)             1,307   1,971   2,418   2,770   3,115   3,258   3,609  3,028    703
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.64   $1.49   $1.43   $1.40   $1.33   $0.96   $1.00     --     --
Accumulation unit value at end of period     $1.18   $1.64   $1.49   $1.43   $1.40   $1.33   $0.96     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,807   3,276   3,555   3,207   2,378   1,218     276     --     --
----------------------------------------------------------------------------------------------------------------



 66    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008    2007    2006    2005    2004    2003    2002   2001   2000
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 1 (05/30/2000)
Accumulation unit value at beginning of
  period                                     $2.13   $2.34   $1.95   $1.78   $1.50   $1.18   $1.36  $1.17  $1.00
Accumulation unit value at end of period     $1.45   $2.13   $2.34   $1.95   $1.78   $1.50   $1.18  $1.36  $1.17
Number of accumulation units outstanding
  at end of period (000 omitted)             1,518   2,148   2,455   2,441   2,441   2,255   2,265  1,562      7
----------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.71   $1.88   $1.57   $1.44   $1.22   $0.95   $1.00     --     --
Accumulation unit value at end of period     $1.15   $1.71   $1.88   $1.57   $1.44   $1.22   $0.95     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,584   1,725   1,835   2,015   1,945   1,491     396     --     --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.59   $1.37   $1.25   $1.08   $0.95   $0.75   $0.84  $0.97  $1.00
Accumulation unit value at end of period     $0.90   $1.59   $1.37   $1.25   $1.08   $0.95   $0.75  $0.84  $0.97
Number of accumulation units outstanding
  at end of period (000 omitted)             4,253   5,666   6,532   6,482   6,694   6,068   5,134  1,866    191
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.81   $1.57   $1.43   $1.24   $1.09   $0.86   $1.00     --     --
Accumulation unit value at end of period     $1.03   $1.81   $1.57   $1.43   $1.24   $1.09   $0.86     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)            16,216  15,874  16,891  12,402   8,496   4,477     395     --     --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.36   $1.09   $1.03   $0.99   $0.98   $0.75   $1.00     --     --
Accumulation unit value at end of period     $0.71   $1.36   $1.09   $1.03   $0.99   $0.98   $0.75     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               618     649     652     621     634     465     108     --     --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.11   $1.10   $1.00   $0.99   $0.92   $0.73   $0.72  $0.82  $1.00
Accumulation unit value at end of period     $0.82   $1.11   $1.10   $1.00   $0.99   $0.92   $0.73  $0.72  $0.82
Number of accumulation units outstanding
  at end of period (000 omitted)             1,238   1,665   1,766   1,620   1,946   2,482   1,948  1,031     50
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.10   $1.07   $1.04   $1.03   $1.00      --      --     --     --
Accumulation unit value at end of period     $1.04   $1.10   $1.07   $1.04   $1.03      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             7,003   7,240   4,639   3,064   1,283      --      --     --     --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
  period                                     $2.54   $2.23   $2.00   $1.72   $1.40   $1.02   $1.15  $1.21  $1.00
Accumulation unit value at end of period     $1.51   $2.54   $2.23   $2.00   $1.72   $1.40   $1.02  $1.15  $1.21
Number of accumulation units outstanding
  at end of period (000 omitted)             2,699   3,687   4,268   4,708   4,904   5,042   4,911  2,607    222
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
  period                                     $2.09   $1.83   $1.65   $1.42   $1.16   $0.85   $1.00     --     --
Accumulation unit value at end of period     $1.24   $2.09   $1.83   $1.65   $1.42   $1.16   $0.85     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             6,086   5,207   4,907   4,237   3,712   3,204     503     --     --
----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.86   $1.61   $1.39   $1.19   $1.06   $0.75   $1.00     --     --
Accumulation unit value at end of period     $1.03   $1.86   $1.61   $1.39   $1.19   $1.06   $0.75     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,797   1,605   1,819   2,008   1,575      74       4     --     --
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.69   $2.16   $1.82   $1.62   $1.25   $0.93   $1.00     --     --
Accumulation unit value at end of period     $0.96   $1.69   $2.16   $1.82   $1.62   $1.25   $0.93     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               368     453     304     365     332     181       8     --     --
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.35   $1.31   $1.13   $1.12   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.93   $1.35   $1.31   $1.13   $1.12      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               470     567     670     614     525      --      --     --     --
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.24   $1.29   $1.12   $1.09   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.89   $1.24   $1.29   $1.12   $1.09      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                27      36      29      29      28      --      --     --     --
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.51   $1.57   $1.36   $1.27   $1.04   $0.80   $1.00     --     --
Accumulation unit value at end of period     $1.00   $1.51   $1.57   $1.36   $1.27   $1.04   $0.80     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               830     941     948     957     791     575      61     --     --
----------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    67

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008    2007    2006    2005    2004    2003    2002   2001   2000
----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
  period                                     $0.96   $0.87   $0.81   $0.79   $0.71   $0.53   $0.75  $0.90  $1.00
Accumulation unit value at end of period     $0.54   $0.96   $0.87   $0.81   $0.79   $0.71   $0.53  $0.75  $0.90
Number of accumulation units outstanding
  at end of period (000 omitted)             4,200   4,873   5,246   5,706   5,930   5,842   4,909  4,683    349
----------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.79   $1.75   $1.50   $1.38   $1.24   $1.00   $1.15  $1.09  $1.00
Accumulation unit value at end of period     $1.11   $1.79   $1.75   $1.50   $1.38   $1.24   $1.00  $1.15  $1.09
Number of accumulation units outstanding
  at end of period (000 omitted)            11,358  13,267  14,984  15,468  16,072  14,168   6,327  1,374     15
----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
  period                                     $2.92   $2.30   $1.82   $1.45   $1.18   $0.78   $0.79  $0.87  $1.00
Accumulation unit value at end of period     $1.36   $2.92   $2.30   $1.82   $1.45   $1.18   $0.78  $0.79  $0.87
Number of accumulation units outstanding
  at end of period (000 omitted)               299     392     441     416     254     265     239    116      7
----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.53   $1.34   $1.12   $1.03   $0.88   $0.68   $0.84  $1.02  $1.00
Accumulation unit value at end of period     $0.90   $1.53   $1.34   $1.12   $1.03   $0.88   $0.68  $0.84  $1.02
Number of accumulation units outstanding
  at end of period (000 omitted)             4,641   5,623   5,604   5,454   4,969   3,675   2,373  1,576     53
----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of
  period                                     $1.35   $1.24   $1.11   $1.16   $1.00      --      --     --     --
Accumulation unit value at end of period     $1.42   $1.35   $1.24   $1.11   $1.16      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             5,344   6,129   4,607   3,008   1,342      --      --     --     --
----------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.46   $1.45   $1.21   $1.12   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.83   $1.46   $1.45   $1.21   $1.12      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                66     152     206     211     201      --      --     --     --
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.56   $1.53   $1.33   $1.20   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.97   $1.56   $1.53   $1.33   $1.20      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             4,518   4,344   3,984   2,646   1,276      --      --     --     --
----------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.94   $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.58   $0.94      --      --      --      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 2      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of
  period                                     $1.06   $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.63   $1.06      --      --      --      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             6,683   4,082      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.03   $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.60   $1.03      --      --      --      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
  period                                     $0.78   $0.71   $0.67   $0.65   $0.60   $0.50   $0.70  $0.95  $1.00
Accumulation unit value at end of period     $0.48   $0.78   $0.71   $0.67   $0.65   $0.60   $0.50  $0.70  $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)             1,524   1,985   2,171   2,407   2,642   2,708   2,832  1,928    187
----------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.02   $1.01   $0.91   $0.87   $0.83   $0.63   $0.94  $1.01  $1.00
Accumulation unit value at end of period     $0.61   $1.02   $1.01   $0.91   $0.87   $0.83   $0.63  $0.94  $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)             1,018   1,196   1,305   1,343   1,365   1,295     832    454     76
----------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.47   $1.43   $1.30   $1.29   $1.17   $1.03   $1.10  $1.11  $1.00
Accumulation unit value at end of period     $1.13   $1.47   $1.43   $1.30   $1.29   $1.17   $1.03  $1.10  $1.11
Number of accumulation units outstanding
  at end of period (000 omitted)            13,392  16,024  16,584  18,578  18,107  16,041   8,646  3,493    141
----------------------------------------------------------------------------------------------------------------



 68    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008    2007    2006    2005    2004    2003    2002   2001   2000
----------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (05/21/2002)
Accumulation unit value at beginning of
  period                                     $2.80   $2.22   $1.72   $1.50   $1.17   $0.87   $1.00     --     --
Accumulation unit value at end of period     $1.72   $2.80   $2.22   $1.72   $1.50   $1.17   $0.87     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               164     146     164     216     242     149       5     --     --
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.31   $1.17   $1.10   $1.06   $1.01   $0.78   $1.00     --     --
Accumulation unit value at end of period     $0.70   $1.31   $1.17   $1.10   $1.06   $1.01   $0.78     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             4,501   4,333   5,328   4,631   2,949   1,137     163     --     --
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.73   $1.65   $1.42   $1.27   $1.08   $0.77   $1.00     --     --
Accumulation unit value at end of period     $1.02   $1.73   $1.65   $1.42   $1.27   $1.08   $0.77     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               956   1,028   1,089   1,030     732     620      56     --     --
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.34   $1.36   $1.26   $1.26   $1.17   $0.96   $1.00     --     --
Accumulation unit value at end of period     $0.28   $1.34   $1.36   $1.26   $1.26   $1.17   $0.96     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               738     686     636     706     843     617      76     --     --
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.58   $1.62   $1.44   $1.33   $1.13   $0.79   $1.00     --     --
Accumulation unit value at end of period     $0.97   $1.58   $1.62   $1.44   $1.33   $1.13   $0.79     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               889     962     995   1,005   1,058     824      87     --     --
----------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.48   $1.37   $1.29   $1.28   $1.19   $1.03   $1.00     --     --
Accumulation unit value at end of period     $1.25   $1.48   $1.37   $1.29   $1.28   $1.19   $1.03     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             9,859   9,662   7,421   5,961   4,666   2,419     148     --     --
----------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.03   $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.86   $1.03      --      --      --      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             5,867   4,227      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.19   $1.29   $1.13   $1.08   $0.99   $0.79   $0.98  $1.07  $1.00
Accumulation unit value at end of period     $0.72   $1.19   $1.29   $1.13   $1.08   $0.99   $0.79  $0.98  $1.07
Number of accumulation units outstanding
  at end of period (000 omitted)             1,007   1,194   1,394   1,667   1,729   1,701   1,879  1,109     17
----------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/30/2002)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of
  period                                     $1.34   $1.36   $1.34   $1.20   $1.14   $0.97   $1.00     --     --
Accumulation unit value at end of period     $1.09   $1.34   $1.36   $1.34   $1.20   $1.14   $0.97     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               119     129     129     131     133     147       7     --     --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.72   $1.61   $1.28   $1.15   $1.01   $0.79   $1.00     --     --
Accumulation unit value at end of period     $0.95   $1.72   $1.61   $1.28   $1.15   $1.01   $0.79     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,779   1,798   1,863   2,006   2,012   1,723     544     --     --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.08   $0.97   $0.78   $0.67   $0.60   $0.45   $0.53  $0.76  $1.00
Accumulation unit value at end of period     $0.61   $1.08   $0.97   $0.78   $0.67   $0.60   $0.45  $0.53  $0.76
Number of accumulation units outstanding
  at end of period (000 omitted)               726   1,126   1,094   1,129   1,200   1,252   1,444  1,359    155
----------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.19   $1.20   $1.10   $1.06   $1.00   $0.81   $1.00     --     --
Accumulation unit value at end of period     $0.72   $1.19   $1.20   $1.10   $1.06   $1.00   $0.81     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                65      63     154     154     164     173       7     --     --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.25   $1.45   $1.25   $1.19   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.75   $1.25   $1.45   $1.25   $1.19      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                43      38     593      10       5      --      --     --     --
----------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (05/30/2000)
Accumulation unit value at beginning of
  period                                     $0.75   $0.73   $0.70   $0.63   $0.54   $0.41   $0.60  $0.92  $1.00
Accumulation unit value at end of period     $0.40   $0.75   $0.73   $0.70   $0.63   $0.54   $0.41  $0.60  $0.92
Number of accumulation units outstanding
  at end of period (000 omitted)             1,168   1,636   1,914   2,053   2,468   3,036   3,391  7,086    487
----------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    69

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008    2007    2006    2005    2004    2003    2002   2001   2000
----------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                     $1.77   $1.78   $1.55   $1.45   $1.28   $1.00      --     --     --
Accumulation unit value at end of period     $1.09   $1.77   $1.78   $1.55   $1.45   $1.28      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               303     227     193      20      21       2      --     --     --
*RidgeWorth Variable Trust Large Cap Core Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                     $1.54   $1.35   $1.24   $1.27   $1.20   $1.00      --     --     --
Accumulation unit value at end of period     $0.90   $1.54   $1.35   $1.24   $1.27   $1.20      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               739     770     841     948     461     190      --     --     --
*RidgeWorth Variable Trust Large Cap Growth Stock Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                     $1.81   $1.77   $1.47   $1.43   $1.26   $1.00      --     --     --
Accumulation unit value at end of period     $1.20   $1.81   $1.77   $1.47   $1.43   $1.26      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                94      90      90      92      95      78      --     --     --
*RidgeWorth Variable Trust Large Cap Value Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                     $1.93   $1.86   $1.70   $1.51   $1.31   $1.00      --     --     --
Accumulation unit value at end of period     $1.13   $1.93   $1.86   $1.70   $1.51   $1.31      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                35      20      21      21      22       7      --     --     --
*RidgeWorth Variable Trust Mid-Cap Core Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                     $2.20   $2.17   $1.90   $1.72   $1.40   $1.00      --     --     --
Accumulation unit value at end of period     $1.45   $2.20   $2.17   $1.90   $1.72   $1.40      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               556     529     449     465     277      26      --     --     --
*RidgeWorth Variable Trust Small Cap Value Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.99   $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.60   $0.99      --      --      --      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             5,197   2,876      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.30   $1.25   $1.09   $1.10   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.81   $1.30   $1.25   $1.09   $1.10      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.47   $1.57   $1.32   $1.27   $1.07   $0.79   $1.00     --     --
Accumulation unit value at end of period     $0.99   $1.47   $1.57   $1.32   $1.27   $1.07   $0.79     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             3,781   3,994   3,796   3,634   1,986     384      45     --     --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.10   $1.10   $0.98   $0.95   $0.88   $0.74   $0.86  $0.98  $1.00
Accumulation unit value at end of period     $0.76   $1.10   $1.10   $0.98   $0.95   $0.88   $0.74  $0.86  $0.98
Number of accumulation units outstanding
  at end of period (000 omitted)               480     542     510     363     418     407     300    200      3
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.12   $1.08   $1.05   $1.03   $1.04   $1.05   $1.05  $1.03  $1.00
Accumulation unit value at end of period     $1.13   $1.12   $1.08   $1.05   $1.03   $1.04   $1.05  $1.05  $1.03
Number of accumulation units outstanding
  at end of period (000 omitted)             6,137   4,642   2,008   2,189   2,285   2,810   3,130  3,857    618
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.19   $1.15   $1.11   $1.10   $1.07   $1.04   $1.00     --     --
Accumulation unit value at end of period     $1.10   $1.19   $1.15   $1.11   $1.10   $1.07   $1.04     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)            12,661  11,071   6,085   2,772   3,020   1,965     309     --     --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (05/21/2002)
Accumulation unit value at beginning of
  period                                     $1.79   $1.68   $1.42   $1.27   $1.09   $0.78   $1.00     --     --
Accumulation unit value at end of period     $1.05   $1.79   $1.68   $1.42   $1.27   $1.09   $0.78     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)            11,204   7,901   6,948   4,025   1,215   1,143     309     --     --
----------------------------------------------------------------------------------------------------------------



 70    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008    2007    2006    2005    2004    2003    2002   2001   2000
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.09   $1.03   $1.00      --      --      --      --     --     --
Accumulation unit value at end of period     $1.08   $1.09   $1.03      --      --      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             5,104   4,932   2,956      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (05/21/2002)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of
  period                                     $1.24   $1.22   $1.11   $1.04   $0.97   $0.81   $1.00     --     --
Accumulation unit value at end of period     $0.68   $1.24   $1.22   $1.11   $1.04   $0.97   $0.81     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,333   1,032      20      21      24      64      --     --     --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.22   $1.22   $1.11   $1.09   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.90   $1.22   $1.22   $1.11   $1.09      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               843     994   1,113     518     102      --      --     --     --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of
  period                                     $1.21   $1.19   $1.12   $1.10   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.97   $1.21   $1.19   $1.12   $1.10      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             3,307   2,559     956      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of
  period                                     $1.28   $1.26   $1.10   $1.05   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.73   $1.28   $1.26   $1.10   $1.05      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             5,925   5,808   6,860   5,948   4,432      --      --     --     --
----------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of
  period                                     $1.31   $1.34   $1.14   $1.10   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.78   $1.31   $1.34   $1.14   $1.10      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                14      13      13      15       4      --      --     --     --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (08/30/2002)
Accumulation unit value at beginning of
  period                                     $1.59   $1.42   $1.44   $1.32   $1.23   $1.02   $1.00     --     --
Accumulation unit value at end of period     $0.87   $1.59   $1.42   $1.44   $1.32   $1.23   $1.02     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               340     314     382     409     323      20      --     --     --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.00   $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.54   $1.00      --      --      --      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.02   $0.98   $0.86   $0.84   $0.77   $0.61   $0.80  $0.92  $1.00
Accumulation unit value at end of period     $0.63   $1.02   $0.98   $0.86   $0.84   $0.77   $0.61  $0.80  $0.92
Number of accumulation units outstanding
  at end of period (000 omitted)             3,765   4,619   5,376   5,706   5,760   6,015   4,960  1,756    110
----------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (05/30/2000)
Accumulation unit value at beginning of
  period                                     $1.24   $1.19   $1.16   $1.16   $1.16   $1.16   $1.11  $1.06  $1.00
Accumulation unit value at end of period     $1.19   $1.24   $1.19   $1.16   $1.16   $1.16   $1.16  $1.11  $1.06
Number of accumulation units outstanding
  at end of period (000 omitted)             3,958   4,033   4,040   5,626   6,160   7,749   5,451  1,321     34
----------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (05/30/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of
  period                                     $1.44   $1.52   $1.38   $1.34   $1.14   $0.78   $0.96  $1.04  $1.00
Accumulation unit value at end of period     $0.87   $1.44   $1.52   $1.38   $1.34   $1.14   $0.78  $0.96  $1.04
Number of accumulation units outstanding
  at end of period (000 omitted)               128     163     228     270     221     214     161     57     --
----------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                     $2.78   $2.04   $1.55   $1.17   $1.00      --      --     --     --
Accumulation unit value at end of period     $1.27   $2.78   $2.04   $1.55   $1.17      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             3,101   1,980   2,202   1,977   1,018      --      --     --     --
----------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.75   $1.57   $1.28   $1.14   $1.00      --      --     --     --
Accumulation unit value at end of period     $1.03   $1.75   $1.57   $1.28   $1.14      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 2      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    71

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008    2007    2006    2005    2004    2003    2002   2001   2000
----------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                     $1.66   $1.72   $1.51   $1.47   $1.26   $0.98   $1.00     --     --
Accumulation unit value at end of period     $1.05   $1.66   $1.72   $1.51   $1.47   $1.26   $0.98     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)            11,265  10,527  11,133   8,835   4,515     914     169     --     --
----------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                     $1.71   $1.69   $1.48   $1.36   $1.21   $0.96   $1.00     --     --
Accumulation unit value at end of period     $1.14   $1.71   $1.69   $1.48   $1.36   $1.21   $0.96     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               418     526     527     452     499     282      74     --     --
----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.85   $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.47   $0.85      --      --      --      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,226     817      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.12   $1.00      --      --      --      --      --     --     --
Accumulation unit value at end of period     $0.59   $1.12      --      --      --      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                18      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                     $2.26   $2.76   $2.02   $1.75   $1.30   $0.96   $1.00     --     --
Accumulation unit value at end of period     $1.38   $2.26   $2.76   $2.02   $1.75   $1.30   $0.96     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                88      99     126     118     141      91       1     --     --
----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.76   $2.16   $1.59   $1.38   $1.00      --      --     --     --
Accumulation unit value at end of period     $1.08   $1.76   $2.16   $1.59   $1.38      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               281     300     187     224     147      --      --     --     --
----------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of
  period                                     $2.24   $1.96   $1.44   $1.20   $1.00      --      --     --     --
Accumulation unit value at end of period     $1.20   $2.24   $1.96   $1.44   $1.20      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             3,202   1,898   2,027   1,561     853      --      --     --     --
----------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.40   $1.35   $1.27   $1.16   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.84   $1.40   $1.35   $1.27   $1.16      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             3,353   2,936   2,393   1,911     915      --      --     --     --
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.32   $1.24   $1.12   $1.08   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.92   $1.32   $1.24   $1.12   $1.08      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 1       1      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.29   $1.33   $1.10   $1.08   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.83   $1.29   $1.33   $1.10   $1.08      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               363     234      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.33   $1.32   $1.13   $1.08   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.84   $1.33   $1.32   $1.13   $1.08      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                67      69      68      71      47      --      --     --     --
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.59   $1.43   $1.20   $1.11   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.89   $1.59   $1.43   $1.20   $1.11      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.18   $1.17   $1.03   $1.06   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.71   $1.18   $1.17   $1.03   $1.06      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.15   $1.09   $1.07   $1.03   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.69   $1.15   $1.09   $1.07   $1.03      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               442     477     482     330      43      --      --     --     --
----------------------------------------------------------------------------------------------------------------



 72    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008    2007    2006    2005    2004    2003    2002   2001   2000
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.08   $1.04   $1.01   $1.00   $1.00      --      --     --     --
Accumulation unit value at end of period     $1.09   $1.08   $1.04   $1.01   $1.00      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                60      24      11       5      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.51   $1.35   $1.11   $1.06   $1.00      --      --     --     --
Accumulation unit value at end of period     $0.88   $1.51   $1.35   $1.11   $1.06      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                --      --      --      --      --      --      --     --     --
----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.12   $1.07   $1.04   $1.03   $1.00      --      --     --     --
Accumulation unit value at end of period     $1.13   $1.12   $1.07   $1.04   $1.03      --      --     --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,000   2,881     913     249      65      --      --     --     --
----------------------------------------------------------------------------------------------------------------





                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    73

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                          2008    2007    2006    2005    2004   2003   2002   2001    2000   1999
---------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II
  SHARES (07/31/2002)
Accumulation unit value at beginning of
  period                                    $1.58   $1.58   $1.42   $1.37   $1.25  $0.95  $1.00     --      --     --
Accumulation unit value at end of period    $0.75   $1.58   $1.58   $1.42   $1.37  $1.25  $0.95     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              507     677     773     870     898    614     11     --      --     --
---------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (08/26/1999)
Accumulation unit value at beginning of
  period                                    $1.18   $1.07   $1.02   $0.95   $0.91  $0.71  $0.95  $1.26   $1.43  $1.00
Accumulation unit value at end of period    $0.67   $1.18   $1.07   $1.02   $0.95  $0.91  $0.71  $0.95   $1.26  $1.43
Number of accumulation units outstanding
  at end of period (000 omitted)            1,233   1,646   1,879   2,133   2,822  2,936  3,287  4,269   3,037     57
---------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (03/01/2002)
Accumulation unit value at beginning of
  period                                    $1.30   $1.18   $1.13   $1.06   $1.01  $0.79  $1.00     --      --     --
Accumulation unit value at end of period    $0.74   $1.30   $1.18   $1.13   $1.06  $1.01  $0.79     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              602     874   1,950     234     212     71     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                    $1.97   $1.80   $1.57   $1.45   $1.28  $0.96  $1.23  $1.36   $1.26  $1.00
Accumulation unit value at end of period    $1.03   $1.97   $1.80   $1.57   $1.45  $1.28  $0.96  $1.23   $1.36  $1.26
Number of accumulation units outstanding
  at end of period (000 omitted)              137     240     334     404     610    634    620    592     480      1
---------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                    $1.92   $1.76   $1.54   $1.43   $1.25  $0.94  $1.00     --      --     --
Accumulation unit value at end of period    $1.00   $1.92   $1.76   $1.54   $1.43  $1.25  $0.94     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               87      98     101     108     109     86     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (10/30/1997)
Accumulation unit value at beginning of
  period                                    $1.54   $1.45   $1.26   $1.21   $1.13  $0.92  $1.10  $1.45   $1.72  $1.30
Accumulation unit value at end of period    $1.06   $1.54   $1.45   $1.26   $1.21  $1.13  $0.92  $1.10   $1.45  $1.72
Number of accumulation units outstanding
  at end of period (000 omitted)            4,142   5,535   7,315   3,274   4,188  4,903  5,619  6,927   7,597  5,343
---------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
  period                                    $1.15   $1.08   $1.00      --      --     --     --     --      --     --
Accumulation unit value at end of period    $0.79   $1.15   $1.08      --      --     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               10      39       6      --      --     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                    $1.03   $1.00      --      --      --     --     --     --      --     --
Accumulation unit value at end of period    $0.72   $1.03      --      --      --     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               --      --      --      --      --     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES I SHARES (10/30/1997)
Accumulation unit value at beginning of
  period                                    $2.09   $1.85   $1.46   $1.26   $1.03  $0.81  $0.97  $1.29   $1.77  $1.16
Accumulation unit value at end of period    $1.23   $2.09   $1.85   $1.46   $1.26  $1.03  $0.81  $0.97   $1.29  $1.77
Number of accumulation units outstanding
  at end of period (000 omitted)              836   1,067   1,395   1,766   2,223  2,748  2,968  3,616   3,510  3,074
---------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                    $1.04   $1.00      --      --      --     --     --     --      --     --
Accumulation unit value at end of period    $0.61   $1.04      --      --      --     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)            3,477   2,234      --      --      --     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.12   $1.04   $1.00      --      --     --     --     --      --     --
Accumulation unit value at end of period    $0.79   $1.12   $1.04      --      --     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               --      --      --      --      --     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of
  period                                    $1.00      --      --      --      --     --     --     --      --     --
Accumulation unit value at end of period    $0.82      --      --      --      --     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               55      --      --      --      --     --     --     --      --     --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced Wealth Strategy
  Portfolio (Class B) on Sept. 26, 2008.
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (09/22/1999)
Accumulation unit value at beginning of
  period                                    $0.86   $0.73   $0.68   $0.67   $0.65  $0.46  $0.79  $1.08   $1.40  $1.00
Accumulation unit value at end of period    $0.45   $0.86   $0.73   $0.68   $0.67  $0.65  $0.46  $0.79   $1.08  $1.40
Number of accumulation units outstanding
  at end of period (000 omitted)              570     717     914   1,202   1,283  1,451  1,387  1,958   2,278    105
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of
  period                                    $1.68   $1.62   $1.41   $1.36   $1.24  $0.95  $1.00     --      --     --
Accumulation unit value at end of period    $0.98   $1.68   $1.62   $1.41   $1.36  $1.24  $0.95     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              358     387     427     407     363    215      2     --      --     --
---------------------------------------------------------------------------------------------------------------------



 74    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                          2008    2007    2006    2005    2004   2003   2002   2001    2000   1999
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO (CLASS B) (09/22/1999)
Accumulation unit value at beginning of
  period                                    $1.35   $1.31   $1.29   $1.28   $1.25  $1.23  $1.16  $1.09   $1.00  $1.00
Accumulation unit value at end of period    $1.25   $1.35   $1.31   $1.29   $1.28  $1.25  $1.23  $1.16   $1.09  $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)              704     888   1,058   1,149   1,347  1,392  1,554  1,282     743      7
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of
  period                                    $1.91   $1.83   $1.38   $1.20   $1.00     --     --     --      --     --
Accumulation unit value at end of period    $0.88   $1.91   $1.83   $1.38   $1.20     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)            5,706   3,754   3,031   2,056     303     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (09/22/1999)
Accumulation unit value at beginning of
  period                                    $0.87   $0.77   $0.79   $0.70   $0.65  $0.54  $0.79  $0.96   $1.17  $1.00
Accumulation unit value at end of period    $0.51   $0.87   $0.77   $0.79   $0.70  $0.65  $0.54  $0.79   $0.96  $1.17
Number of accumulation units outstanding
  at end of period (000 omitted)            1,186   1,619   1,808   2,130   2,021  2,140  2,312  2,574   3,368     56
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INCOME & GROWTH, CLASS I (10/05/1998)
Accumulation unit value at beginning of
  period                                    $1.54   $1.56   $1.35   $1.31   $1.18  $0.92  $1.16  $1.28   $1.46  $1.25
Accumulation unit value at end of period    $0.99   $1.54   $1.56   $1.35   $1.31  $1.18  $0.92  $1.16   $1.28  $1.46
Number of accumulation units outstanding
  at end of period (000 omitted)              555     747     962   1,390   1,530  1,720  1,915  2,134   2,294  1,834
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                    $1.14   $1.06   $1.06   $1.05   $1.00     --     --     --      --     --
Accumulation unit value at end of period    $1.11   $1.14   $1.06   $1.06   $1.05     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)            2,112   3,349   3,584   3,417     474     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.26   $1.08   $1.00      --      --     --     --     --      --     --
Accumulation unit value at end of period    $0.68   $1.26   $1.08      --      --     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               --      --      --      --      --     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                    $0.90   $1.00      --      --      --     --     --     --      --     --
Accumulation unit value at end of period    $0.67   $0.90      --      --      --     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               18      --      --      --      --     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.15   $0.96   $1.00      --      --     --     --     --      --     --
Accumulation unit value at end of period    $0.66   $1.15   $0.96      --      --     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               --      --   1,477      --      --     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (10/05/1998)
Accumulation unit value at beginning of
  period                                    $1.99   $2.13   $1.82   $1.76   $1.56  $1.23  $1.42  $1.28   $1.10  $1.12
Accumulation unit value at end of period    $1.44   $1.99   $2.13   $1.82   $1.76  $1.56  $1.23  $1.42   $1.28  $1.10
Number of accumulation units outstanding
  at end of period (000 omitted)              456     588     816   1,092   1,163  1,280  1,440  1,719   1,929  1,252
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                    $1.23   $1.32   $1.13   $1.09   $1.00     --     --     --      --     --
Accumulation unit value at end of period    $0.89   $1.23   $1.32   $1.13   $1.09     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               13      12      13      13       5     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.07   $1.07   $1.00      --      --     --     --     --      --     --
Accumulation unit value at end of period    $0.79   $1.07   $1.07      --      --     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                4       4     551      --      --     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of
  period                                    $1.12   $1.00      --      --      --     --     --     --      --     --
Accumulation unit value at end of period    $0.67   $1.12      --      --      --     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)            7,564   5,188      --      --      --     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of
  period                                    $1.14   $1.00      --      --      --     --     --     --      --     --
Accumulation unit value at end of period    $0.58   $1.14      --      --      --     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               --      --      --      --      --     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of
  period                                    $0.99   $1.03   $1.00      --      --     --     --     --      --     --
Accumulation unit value at end of period    $0.70   $0.99   $1.03      --      --     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)            5,290   4,395      --      --      --     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    75

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                          2008    2007    2006    2005    2004   2003   2002   2001    2000   1999
---------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
  period                                    $1.10   $1.00      --      --      --     --     --     --      --     --
Accumulation unit value at end of period    $0.72   $1.10      --      --      --     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               24       7      --      --      --     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - U.S. EQUITY FLEX III PORTFOLIO (09/22/1999)
(PREVIOUSLY CREDIT SUISSE TRUST - MID-CAP CORE PORTFOLIO)
Accumulation unit value at beginning of
  period                                    $1.35   $1.23   $1.22   $1.16   $1.04  $0.73  $1.05  $1.28   $1.31  $1.00
Accumulation unit value at end of period    $0.82   $1.35   $1.23   $1.22   $1.16  $1.04  $0.73  $1.05   $1.28  $1.31
Number of accumulation units outstanding
  at end of period (000 omitted)               34      35      48      46      54     97     73    125     795      6
---------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                    $0.98   $0.98   $1.00      --      --     --     --     --      --     --
Accumulation unit value at end of period    $0.58   $0.98   $0.98      --      --     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               --      --      --      --      --     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                    $1.22   $1.08   $1.05   $1.03   $1.00     --     --     --      --     --
Accumulation unit value at end of period    $0.71   $1.22   $1.08   $1.05   $1.03     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              477     517   1,235     542      80     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (08/26/1999)
Accumulation unit value at beginning of
  period                                    $0.88   $0.83   $0.77   $0.75   $0.72  $0.58  $0.82  $1.08   $1.23  $1.00
Accumulation unit value at end of period    $0.57   $0.88   $0.83   $0.77   $0.75  $0.72  $0.58  $0.82   $1.08  $1.23
Number of accumulation units outstanding
  at end of period (000 omitted)              254     372     374     419     461    433    431    434     423    123
---------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                    $1.27   $1.21   $1.06   $1.03   $1.00     --     --     --      --     --
Accumulation unit value at end of period    $0.88   $1.27   $1.21   $1.06   $1.03     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               58      58      58      58      33     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                    $1.09   $1.00      --      --      --     --     --     --      --     --
Accumulation unit value at end of period    $0.62   $1.09      --      --      --     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               --      --      --      --      --     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.09   $1.06   $1.00      --      --     --     --     --      --     --
Accumulation unit value at end of period    $0.67   $1.09   $1.06      --      --     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               --      --      --      --      --     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                    $0.98   $1.00      --      --      --     --     --     --      --     --
Accumulation unit value at end of period    $0.71   $0.98      --      --      --     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)            3,241   2,619      --      --      --     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                    $1.16   $1.12   $1.09   $1.08   $1.06  $1.04  $1.00     --      --     --
Accumulation unit value at end of period    $0.92   $1.16   $1.12   $1.09   $1.08  $1.06  $1.04     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)            1,539   2,185   2,483   2,472   2,284  1,363    106     --      --     --
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                    $1.40   $1.33   $1.23   $1.19   $1.14  $1.00  $1.00     --      --     --
Accumulation unit value at end of period    $0.75   $1.40   $1.33   $1.23   $1.19  $1.14  $1.00     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               77     114     115     114     103     76     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                    $1.38   $1.35   $1.29   $1.33   $1.24  $1.08  $1.00     --      --     --
Accumulation unit value at end of period    $0.96   $1.38   $1.35   $1.29   $1.33  $1.24  $1.08     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)            1,033   1,996   2,405   2,518   2,479    927      4     --      --     --
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (08/30/2002)
Accumulation unit value at beginning of
  period                                    $1.67   $1.57   $1.41   $1.32   $1.23  $0.96  $1.00     --      --     --
Accumulation unit value at end of period    $1.10   $1.67   $1.57   $1.41   $1.32  $1.23  $0.96     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              550     770     872   1,000     624    458     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                    $1.89   $1.73   $1.58   $1.51   $1.35  $0.99  $1.00     --      --     --
Accumulation unit value at end of period    $1.09   $1.89   $1.73   $1.58   $1.51  $1.35  $0.99     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              167     230     250     267     205    138      4     --      --     --
---------------------------------------------------------------------------------------------------------------------



 76    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                          2008    2007    2006    2005    2004   2003   2002   2001    2000   1999
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                    $1.39   $1.38   $1.29   $1.29   $1.21  $1.04  $1.00     --      --     --
Accumulation unit value at end of period    $1.02   $1.39   $1.38   $1.29   $1.29  $1.21  $1.04     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              508     665     708     763     952    751    103     --      --     --
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                    $2.20   $1.95   $1.61   $1.41   $1.20  $0.93  $1.00     --      --     --
Accumulation unit value at end of period    $1.27   $2.20   $1.95   $1.61   $1.41  $1.20  $0.93     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              491     679     717     623     663    493     12     --      --     --
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                    $1.64   $1.49   $1.43   $1.40   $1.33  $0.96  $1.00     --      --     --
Accumulation unit value at end of period    $1.17   $1.64   $1.49   $1.43   $1.40  $1.33  $0.96     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              333     464     531     573     580    441     13     --      --     --
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                    $1.70   $1.87   $1.57   $1.44   $1.21  $0.95  $1.00     --      --     --
Accumulation unit value at end of period    $1.15   $1.70   $1.87   $1.57   $1.44  $1.21  $0.95     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              690   1,130   1,328   1,360   1,273    460      7     --      --     --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
  period                                    $1.34   $1.25   $1.14   $1.10   $1.06  $0.91  $1.00     --      --     --
Accumulation unit value at end of period    $0.87   $1.34   $1.25   $1.14   $1.10  $1.06  $0.91     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              105     178      81      56      46     13     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (08/30/2002)
Accumulation unit value at beginning of
  period                                    $2.03   $1.76   $1.60   $1.39   $1.23  $0.97  $1.00     --      --     --
Accumulation unit value at end of period    $1.15   $2.03   $1.76   $1.60   $1.39  $1.23  $0.97     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)            8,294   9,083  10,127   5,827   3,099  1,289      8     --      --     --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
  period                                    $1.50   $1.43   $1.27   $1.07   $1.07  $0.87  $0.95  $1.00      --     --
Accumulation unit value at end of period    $0.87   $1.50   $1.43   $1.27   $1.07  $1.07  $0.87  $0.95      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               59     103      95      91      75     59      7      1      --     --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                    $1.22   $1.11   $0.99   $0.94   $0.90  $0.74  $0.90  $1.00   $1.05  $1.00
Accumulation unit value at end of period    $0.70   $1.22   $1.11   $0.99   $0.94  $0.90  $0.74  $0.90   $1.00  $1.05
Number of accumulation units outstanding
  at end of period (000 omitted)              889   1,172   1,351   1,630   1,820  1,884  1,684  1,678   1,383     71
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
  period                                    $1.38   $1.25   $1.12   $1.06   $1.02  $0.85  $1.00     --      --     --
Accumulation unit value at end of period    $0.79   $1.38   $1.25   $1.12   $1.06  $1.02  $0.85     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               67     155     294     312     299      1     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
  period                                    $1.32   $1.06   $1.01   $0.97   $0.95  $0.73  $1.00     --      --     --
Accumulation unit value at end of period    $0.69   $1.32   $1.06   $1.01   $0.97  $0.95  $0.73     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              292     726     815     744     882    256     14     --      --     --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
  period                                    $1.40   $1.38   $1.26   $1.25   $1.16  $0.93  $0.91  $1.00      --     --
Accumulation unit value at end of period    $1.03   $1.40   $1.38   $1.26   $1.25  $1.16  $0.93  $0.91      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              167     212     221     208     190    108     24      3      --     --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.07   $1.04   $1.00      --      --     --     --     --      --     --
Accumulation unit value at end of period    $1.01   $1.07   $1.04      --      --     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)            4,823   4,731     150      --      --     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                    $3.44   $3.02   $2.72   $2.33   $1.90  $1.39  $1.56  $1.64   $1.24  $1.00
Accumulation unit value at end of period    $2.05   $3.44   $3.02   $2.72   $2.33  $1.90  $1.39  $1.56   $1.64  $1.24
Number of accumulation units outstanding
  at end of period (000 omitted)              687   1,049   1,401   1,747   1,964  2,236  2,384  2,142   2,714     44
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
  period                                    $2.32   $2.04   $1.84   $1.58   $1.29  $0.94  $1.06  $1.00      --     --
Accumulation unit value at end of period    $1.38   $2.32   $2.04   $1.84   $1.58  $1.29  $0.94  $1.06      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)            3,630   3,308   3,045   2,336   1,901  1,151    250     94      --     --
---------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    77

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                          2008    2007    2006    2005    2004   2003   2002   2001    2000   1999
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                    $1.49   $1.29   $1.11   $0.95   $0.85  $0.60  $0.76  $0.98   $1.23  $1.00
Accumulation unit value at end of period    $0.83   $1.49   $1.29   $1.11   $0.95  $0.85  $0.60  $0.76   $0.98  $1.23
Number of accumulation units outstanding
  at end of period (000 omitted)              237     372     482     465     499    510    568    529     516     33
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
  period                                    $2.57   $2.22   $1.91   $1.63   $1.46  $1.00     --     --      --     --
Accumulation unit value at end of period    $1.42   $2.57   $2.22   $1.91   $1.63  $1.46     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              968     947   1,091     906     193      1     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/22/1999)
Accumulation unit value at beginning of
  period                                    $2.43   $3.11   $2.61   $2.34   $1.80  $1.34  $1.33  $1.25   $0.97  $1.00
Accumulation unit value at end of period    $1.38   $2.43   $3.11   $2.61   $2.34  $1.80  $1.34  $1.33   $1.25  $0.97
Number of accumulation units outstanding
  at end of period (000 omitted)              475     605     706     734     760    676    542    325     202      1
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
  period                                    $1.69   $1.65   $1.41   $1.41   $1.26  $0.97  $0.99  $0.99   $1.00     --
Accumulation unit value at end of period    $1.17   $1.69   $1.65   $1.41   $1.41  $1.26  $0.97  $0.99   $0.99     --
Number of accumulation units outstanding
  at end of period (000 omitted)              778   1,317   1,595   1,286   1,054    597    224    101      34     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.03   $1.07   $1.00      --      --     --     --     --      --     --
Accumulation unit value at end of period    $0.74   $1.03   $1.07      --      --     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                5       5       6      --      --     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
  period                                    $1.66   $1.73   $1.50   $1.40   $1.14  $0.88  $1.00     --      --     --
Accumulation unit value at end of period    $1.10   $1.66   $1.73   $1.50   $1.40  $1.14  $0.88     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              474     771     847     873     749    442     55     --      --     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
  period                                    $0.64   $0.59   $0.55   $0.53   $0.48  $0.36  $0.51  $0.61   $1.00     --
Accumulation unit value at end of period    $0.36   $0.64   $0.59   $0.55   $0.53  $0.48  $0.36  $0.51   $0.61     --
Number of accumulation units outstanding
  at end of period (000 omitted)            1,034   1,786   2,054   2,089   2,279  1,928    967    723     260     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (09/22/1999)
Accumulation unit value at beginning of
  period                                    $1.91   $1.87   $1.60   $1.47   $1.32  $1.07  $1.23  $1.17   $1.05  $1.00
Accumulation unit value at end of period    $1.18   $1.91   $1.87   $1.60   $1.47  $1.32  $1.07  $1.23   $1.17  $1.05
Number of accumulation units outstanding
  at end of period (000 omitted)            5,501   9,245  10,913  11,340  11,643  4,692    966    546     170     31
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
  period                                    $1.89   $1.66   $1.39   $1.28   $1.09  $0.84  $1.00     --      --     --
Accumulation unit value at end of period    $1.11   $1.89   $1.66   $1.39   $1.28  $1.09  $0.84     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              936   1,425   1,562   1,549   1,200  1,018    286     --      --     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of
  period                                    $1.35   $1.24   $1.11   $1.16   $1.00     --     --     --      --     --
Accumulation unit value at end of period    $1.42   $1.35   $1.24   $1.11   $1.16     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)            4,555   5,432   3,551   1,290     196     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.11   $1.10   $1.00      --      --     --     --     --      --     --
Accumulation unit value at end of period    $0.63   $1.11   $1.10      --      --     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               59      18       6      --      --     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT CAPITAL GROWTH FUND - INSTITUTIONAL SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                    $1.02   $0.94   $0.88   $0.87   $0.81  $0.66  $0.88  $1.05   $1.16  $1.00
Accumulation unit value at end of period    $0.59   $1.02   $0.94   $0.88   $0.87  $0.81  $0.66  $0.88   $1.05  $1.16
Number of accumulation units outstanding
  at end of period (000 omitted)              125     212     341     426     462    442    462    626     613    226
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (10/04/1999)
Accumulation unit value at beginning of
  period                                    $2.68   $2.63   $2.30   $2.06   $1.66  $1.31  $1.40  $1.26   $0.98  $1.00
Accumulation unit value at end of period    $1.66   $2.68   $2.63   $2.30   $2.06  $1.66  $1.31  $1.40   $1.26  $0.98
Number of accumulation units outstanding
  at end of period (000 omitted)            2,222   2,403   2,113   1,230     591    432    423    280      64     79
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - INSTITUTIONAL SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                    $1.44   $1.35   $1.12   $1.00   $0.89  $0.67  $0.83  $1.08   $1.27  $1.00
Accumulation unit value at end of period    $0.77   $1.44   $1.35   $1.12   $1.00  $0.89  $0.67  $0.83   $1.08  $1.27
Number of accumulation units outstanding
  at end of period (000 omitted)               80      83     135     191     137    125    113     84     195     30
---------------------------------------------------------------------------------------------------------------------



 78    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                          2008    2007    2006    2005    2004   2003   2002   2001    2000   1999
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                    $1.10   $1.13   $1.02   $0.97   $0.85  $0.67  $0.87  $1.00   $1.12  $1.00
Accumulation unit value at end of period    $0.68   $1.10   $1.13   $1.02   $0.97  $0.85  $0.67  $0.87   $1.00  $1.12
Number of accumulation units outstanding
  at end of period (000 omitted)              746   1,109   1,487   1,581   1,430  1,449  1,109  1,183   1,247    480
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO: INSTITUTIONAL SHARES (10/30/1997)
Accumulation unit value at beginning of
  period                                    $2.15   $1.98   $1.81   $1.70   $1.59  $1.41  $1.53  $1.63   $1.69  $1.35
Accumulation unit value at end of period    $1.79   $2.15   $1.98   $1.81   $1.70  $1.59  $1.41  $1.53   $1.63  $1.69
Number of accumulation units outstanding
  at end of period (000 omitted)            1,819   2,498   3,777   5,177   6,202  7,217  8,096  9,901  11,285  8,581
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/02/2000)
Accumulation unit value at beginning of
  period                                    $0.49   $0.41   $0.39   $0.35   $0.35  $0.25  $0.42  $0.68   $1.00     --
Accumulation unit value at end of period    $0.27   $0.49   $0.41   $0.39   $0.35  $0.35  $0.25  $0.42   $0.68     --
Number of accumulation units outstanding
  at end of period (000 omitted)              246     411     658     843     717    751    779    878     898     --
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (05/02/2000)
(PREVIOUSLY JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of
  period                                    $1.62   $1.29   $0.89   $0.68   $0.58  $0.44  $0.60  $0.80   $1.00     --
Accumulation unit value at end of period    $0.76   $1.62   $1.29   $0.89   $0.68  $0.58  $0.44  $0.60   $0.80     --
Number of accumulation units outstanding
  at end of period (000 omitted)              530     721   1,086   1,039     951  2,119  1,323  1,719   1,304     --
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/02/2000)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of
  period                                    $0.74   $0.65   $0.60   $0.58   $0.57  $0.44  $0.61  $0.82   $1.00     --
Accumulation unit value at end of period    $0.44   $0.74   $0.65   $0.60   $0.58  $0.57  $0.44  $0.61   $0.82     --
Number of accumulation units outstanding
  at end of period (000 omitted)           12,008   9,966   1,523   1,775   1,862  2,188  2,583  3,385   2,472     --
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (05/02/2000)
(PREVIOUSLY JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of
  period                                    $0.69   $0.58   $0.52   $0.47   $0.39  $0.30  $0.42  $0.70   $1.00     --
Accumulation unit value at end of period    $0.38   $0.69   $0.58   $0.52   $0.47  $0.39  $0.30  $0.42   $0.70     --
Number of accumulation units outstanding
  at end of period (000 omitted)              647     914   1,189   1,293   1,661  1,578  1,833  2,218   1,737     --
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE PORTFOLIO: INSTITUTIONAL SHARES (10/30/1997)
(PREVIOUSLY JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO: INSTITUTIONAL SHARES)
Accumulation unit value at beginning of
  period                                    $1.64   $1.52   $1.30   $1.25   $1.21  $0.99  $1.34  $1.76   $2.11  $1.30
Accumulation unit value at end of period    $0.90   $1.64   $1.52   $1.30   $1.25  $1.21  $0.99  $1.34   $1.76  $2.11
Number of accumulation units outstanding
  at end of period (000 omitted)              962   1,308   1,907   2,653   3,304  3,909  4,305  5,322   5,746  3,751
---------------------------------------------------------------------------------------------------------------------
JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO* (09/22/1999)
Accumulation unit value at beginning of
  period                                    $0.95   $0.95   $0.82   $0.82   $0.76  $0.60  $0.81  $0.94   $1.07  $1.00
Accumulation unit value at end of period    $0.62   $0.95   $0.95   $0.82   $0.82  $0.76  $0.60  $0.81   $0.94  $1.07
Number of accumulation units outstanding
  at end of period (000 omitted)              360     664     754     902     786    826    719    700     673     51
*JPMorgan U.S. Large Cap Core Equity Portfolio merged into JPMorgan Insurance Trust Diversified Equity Portfolio on
  April 24, 2009. In addition, JPMorgan Insurance Trust Diversified Equity Portfolio changed its name to JPMorgan
  Insurance Trust U.S. Equity Portfolio - Class 1 Shares.
---------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                    $1.30   $1.19   $0.99   $0.91   $0.80  $0.63  $0.72  $0.96   $1.07  $1.00
Accumulation unit value at end of period    $0.81   $1.30   $1.19   $0.99   $0.91  $0.80  $0.63  $0.72   $0.96  $1.07
Number of accumulation units outstanding
  at end of period (000 omitted)               63     160     148     157     147    133     79     82      62      1
---------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO - SERVICE SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                    $1.17   $1.19   $1.03   $1.01   $0.92  $0.75  $0.91  $1.00   $1.01  $1.00
Accumulation unit value at end of period    $0.74   $1.17   $1.19   $1.03   $1.01  $0.92  $0.75  $0.91   $1.00  $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)               14      94      97     104     127    133    122    168     154      1
---------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of
  period                                    $1.03   $1.00      --      --      --     --     --     --      --     --
Accumulation unit value at end of period    $0.60   $1.03      --      --      --     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               10      10      --      --      --     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
LVIP BARON GROWTH OPPORTUNITIES FUND - SERVICE CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                    $2.01   $1.97   $1.73   $1.70   $1.37  $1.07  $1.27  $1.14   $1.19  $1.00
Accumulation unit value at end of period    $1.21   $2.01   $1.97   $1.73   $1.70  $1.37  $1.07  $1.27   $1.14  $1.19
Number of accumulation units outstanding
  at end of period (000 omitted)              222     288     374     441     480    522    518    617   1,639     31
---------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of
  period                                    $1.57   $1.44   $1.36   $1.32   $1.23  $1.00     --     --      --     --
Accumulation unit value at end of period    $0.98   $1.57   $1.44   $1.36   $1.32  $1.23     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               68      85      85     145     214     58     --     --      --     --
---------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    79

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                          2008    2007    2006    2005    2004   2003   2002   2001    2000   1999
---------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
  period                                    $1.12   $1.03   $0.92   $0.87   $0.79  $0.66  $0.84  $1.02   $1.00     --
Accumulation unit value at end of period    $0.74   $1.12   $1.03   $0.92   $0.87  $0.79  $0.66  $0.84   $1.02     --
Number of accumulation units outstanding
  at end of period (000 omitted)              262     527     652     657     588    505    346    219      67     --
---------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
  period                                    $1.33   $1.23   $1.11   $1.05   $0.96  $0.80  $1.00     --      --     --
Accumulation unit value at end of period    $0.88   $1.33   $1.23   $1.11   $1.05  $0.96  $0.80     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              167     176     200     184     189      5     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                    $1.45   $1.44   $1.29   $1.24   $1.18  $0.89  $1.33  $1.42   $1.47  $1.00
Accumulation unit value at end of period    $0.87   $1.45   $1.44   $1.29   $1.24  $1.18  $0.89  $1.33   $1.42  $1.47
Number of accumulation units outstanding
  at end of period (000 omitted)              578     690     956     994   1,044  1,301  1,252  1,506   2,229     64
---------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
  period                                    $1.18   $1.17   $1.05   $1.01   $0.97  $0.73  $1.00     --      --     --
Accumulation unit value at end of period    $0.70   $1.18   $1.17   $1.05   $1.01  $0.97  $0.73     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              113     149     175     203     227    180     20     --      --     --
---------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES - INITIAL CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                    $1.14   $1.02   $0.94   $0.88   $0.77  $0.63  $0.85  $1.09   $1.16  $1.00
Accumulation unit value at end of period    $0.72   $1.14   $1.02   $0.94   $0.88  $0.77  $0.63  $0.85   $1.09  $1.16
Number of accumulation units outstanding
  at end of period (000 omitted)              586     680     888   1,120   1,634  1,404  1,695  1,873   1,902    242
---------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
  period                                    $1.33   $1.29   $1.17   $1.16   $1.06  $0.93  $1.00     --      --     --
Accumulation unit value at end of period    $1.02   $1.33   $1.29   $1.17   $1.16  $1.06  $0.93     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)            2,120   3,307   3,207   3,304   3,221  1,510     11     --      --     --
---------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                    $2.34   $1.85   $1.43   $1.24   $0.97  $0.72  $0.95  $1.27   $1.20  $1.00
Accumulation unit value at end of period    $1.44   $2.34   $1.85   $1.43   $1.24  $0.97  $0.72  $0.95   $1.27  $1.20
Number of accumulation units outstanding
  at end of period (000 omitted)              996   1,393   1,751   1,748   1,935  1,996  2,205  2,550   1,939     30
---------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
  period                                    $2.72   $2.16   $1.67   $1.46   $1.14  $0.85  $1.00     --      --     --
Accumulation unit value at end of period    $1.67   $2.72   $2.16   $1.67   $1.46  $1.14  $0.85     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              106     163     161     159      55     38      6     --      --     --
---------------------------------------------------------------------------------------------------------------------
NACM SMALL CAP PORTFOLIO (10/30/1997)
(PREVIOUSLY OPCAP SMALL CAP PORTFOLIO)
Accumulation unit value at beginning of
  period                                    $2.02   $2.03   $1.66   $1.68   $1.45  $1.03  $1.33  $1.25   $0.88  $0.91
Accumulation unit value at end of period    $1.16   $2.02   $2.03   $1.66   $1.68  $1.45  $1.03  $1.33   $1.25  $0.88
Number of accumulation units outstanding
  at end of period (000 omitted)              612     851   1,174   1,533   1,781  2,149  2,331  2,776   3,515  2,984
---------------------------------------------------------------------------------------------------------------------
OPCAP EQUITY PORTFOLIO* (10/30/1997)
Accumulation unit value at beginning of
  period                                    $1.59   $1.55   $1.36   $1.29   $1.17  $0.92  $1.19  $1.30   $1.20  $1.19
Accumulation unit value at end of period    $0.96   $1.59   $1.55   $1.36   $1.29  $1.17  $0.92  $1.19   $1.30  $1.20
Number of accumulation units outstanding
  at end of period (000 omitted)              410     513     707     942   1,139  1,313  1,473  1,734   2,097  1,705
*OpCap Equity Portfolio liquidated on April 24, 2009.
---------------------------------------------------------------------------------------------------------------------
OPCAP MANAGED PORTFOLIO (02/21/1995)
Accumulation unit value at beginning of
  period                                    $2.59   $2.55   $2.36   $2.28   $2.08  $1.73  $2.12  $2.26   $2.09  $2.02
Accumulation unit value at end of period    $1.80   $2.59   $2.55   $2.36   $2.28  $2.08  $1.73  $2.12   $2.26  $2.09
Number of accumulation units outstanding
  at end of period (000 omitted)              878   1,090   1,404   1,932   2,613  3,074  3,505  4,419   5,334  5,792
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA (10/30/1997)
Accumulation unit value at beginning of
  period                                    $1.79   $1.59   $1.50   $1.44   $1.37  $1.06  $1.47  $1.71   $1.73  $1.24
Accumulation unit value at end of period    $0.96   $1.79   $1.59   $1.50   $1.44  $1.37  $1.06  $1.47   $1.71  $1.73
Number of accumulation units outstanding
  at end of period (000 omitted)            1,062   1,515   2,159   2,982   3,602  4,247  4,574  5,441   6,036  4,244
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                    $1.61   $1.44   $1.35   $1.31   $1.25  $0.97  $1.00     --      --     --
Accumulation unit value at end of period    $0.86   $1.61   $1.44   $1.35   $1.31  $1.25  $0.97     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              180     289     319     300     302    167     --     --      --     --
---------------------------------------------------------------------------------------------------------------------



 80    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                          2008    2007    2006    2005    2004   2003   2002   2001    2000   1999
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA (08/26/1999)
Accumulation unit value at beginning of
  period                                    $2.25   $2.15   $1.85   $1.64   $1.40  $0.99  $1.29  $1.49   $1.44  $1.00
Accumulation unit value at end of period    $1.33   $2.25   $2.15   $1.85   $1.64  $1.40  $0.99  $1.29   $1.49  $1.44
Number of accumulation units outstanding
  at end of period (000 omitted)               63     101     162     166     219    151    154    158     155      1
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
  period                                    $1.74   $1.66   $1.43   $1.28   $1.09  $0.77  $1.00     --      --     --
Accumulation unit value at end of period    $1.02   $1.74   $1.66   $1.43   $1.28  $1.09  $0.77     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              566     864     940     833     690    347     12     --      --     --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA (10/30/1997)
Accumulation unit value at beginning of
  period                                    $1.33   $1.36   $1.26   $1.24   $1.16  $0.95  $0.98  $0.98   $1.03  $1.00
Accumulation unit value at end of period    $0.28   $1.33   $1.36   $1.26   $1.24  $1.16  $0.95  $0.98   $0.98  $1.03
Number of accumulation units outstanding
  at end of period (000 omitted)              763   1,012   1,307   1,977   2,447  2,742  3,065  3,906   4,453  3,718
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of
  period                                    $1.38   $1.40   $1.30   $1.29   $1.21  $1.00     --     --      --     --
Accumulation unit value at end of period    $0.29   $1.38   $1.40   $1.30   $1.29  $1.21     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              399     507     521     486     491    449     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA (08/26/1999)
Accumulation unit value at beginning of
  period                                    $1.16   $1.13   $0.99   $0.95   $0.88  $0.71  $0.88  $0.99   $1.10  $1.00
Accumulation unit value at end of period    $0.70   $1.16   $1.13   $0.99   $0.95  $0.88  $0.71  $0.88   $0.99  $1.10
Number of accumulation units outstanding
  at end of period (000 omitted)              195     285     404     449     560    465    538    591     680     34
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (07/31/2002)
Accumulation unit value at beginning of
  period                                    $1.89   $1.95   $1.72   $1.59   $1.35  $0.95  $1.00     --      --     --
Accumulation unit value at end of period    $1.16   $1.89   $1.95   $1.72   $1.59  $1.35  $0.95     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              210     307     330     355     322    247      4     --      --     --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA (08/26/1999)
Accumulation unit value at beginning of
  period                                    $1.66   $1.54   $1.45   $1.43   $1.34  $1.15  $1.08  $1.05   $1.04  $1.00
Accumulation unit value at end of period    $1.41   $1.66   $1.54   $1.45   $1.43  $1.34  $1.15  $1.08   $1.05  $1.04
Number of accumulation units outstanding
  at end of period (000 omitted)              120     186     269     276     275    247    268    238     268     44
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
  period                                    $1.47   $1.36   $1.29   $1.27   $1.19  $1.03  $1.00     --      --     --
Accumulation unit value at end of period    $1.24   $1.47   $1.36   $1.29   $1.27  $1.19  $1.03     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)            8,701   9,868   6,464   4,642   2,922  1,544     10     --      --     --
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
  period                                    $1.03   $1.00      --      --      --     --     --     --      --     --
Accumulation unit value at end of period    $0.86   $1.03      --      --      --     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)            6,698   6,219      --      --      --     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IA SHARES (02/21/1995)
Accumulation unit value at beginning of
  period                                    $1.90   $1.85   $1.76   $1.73   $1.60  $1.35  $1.29  $1.26   $1.27  $1.27
Accumulation unit value at end of period    $1.29   $1.90   $1.85   $1.76   $1.73  $1.60  $1.35  $1.29   $1.26  $1.27
Number of accumulation units outstanding
  at end of period (000 omitted)              832   1,101   1,459   2,144   2,899  3,536  4,181  5,433   6,502  6,356
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB SHARES (10/05/1998)
Accumulation unit value at beginning of
  period                                    $1.47   $1.43   $1.37   $1.34   $1.25  $1.06  $1.01  $0.99   $1.01  $1.00
Accumulation unit value at end of period    $1.00   $1.47   $1.43   $1.37   $1.34  $1.25  $1.06  $1.01   $0.99  $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)              646     999   1,382   1,973   2,283  2,512  2,872  3,528   4,032  2,911
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND - CLASS IA SHARES (06/10/1997)
Accumulation unit value at beginning of
  period                                    $1.56   $1.44   $1.18   $1.10   $0.98  $0.77  $1.00  $1.44   $2.08  $1.28
Accumulation unit value at end of period    $0.84   $1.56   $1.44   $1.18   $1.10  $0.98  $0.77  $1.00   $1.44  $2.08
Number of accumulation units outstanding
  at end of period (000 omitted)              422     572     786   1,148   1,504  1,853  2,036  2,188   1,852  1,412
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IA SHARES (02/21/1995)
Accumulation unit value at beginning of
  period                                    $2.59   $2.79   $2.43   $2.34   $2.13  $1.69  $2.11  $2.28   $2.14  $2.14
Accumulation unit value at end of period    $1.57   $2.59   $2.79   $2.43   $2.34  $2.13  $1.69  $2.11   $2.28  $2.14
Number of accumulation units outstanding
  at end of period (000 omitted)            1,504   1,940   2,471   3,345   4,457  5,362  6,087  7,387   8,782  9,311
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (10/05/1998)
Accumulation unit value at beginning of
  period                                    $1.40   $1.51   $1.32   $1.28   $1.16  $0.93  $1.16  $1.26   $1.18  $1.18
Accumulation unit value at end of period    $0.85   $1.40   $1.51   $1.32   $1.28  $1.16  $0.93  $1.16   $1.26  $1.18
Number of accumulation units outstanding
  at end of period (000 omitted)            1,861   2,565   3,460   4,185   4,645  5,239  5,706  6,280   6,616  4,302
---------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    81

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                          2008    2007    2006    2005    2004   2003   2002   2001    2000   1999
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of
  period                                    $1.14   $1.17   $1.15   $1.03   $0.98  $0.84  $1.00     --      --     --
Accumulation unit value at end of period    $0.94   $1.14   $1.17   $1.15   $1.03  $0.98  $0.84     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              136     185     196     167     147     87     12     --      --     --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IA SHARES (02/21/1995)
Accumulation unit value at beginning of
  period                                    $1.95   $1.91   $1.75   $1.72   $1.57  $1.26  $1.28  $1.25   $1.38  $1.33
Accumulation unit value at end of period    $1.42   $1.95   $1.91   $1.75   $1.72  $1.57  $1.26  $1.28   $1.25  $1.38
Number of accumulation units outstanding
  at end of period (000 omitted)              394     499     651     870   1,300  1,564  1,898  2,714   3,230  3,544
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES (10/05/1998)
Accumulation unit value at beginning of
  period                                    $1.45   $1.43   $1.31   $1.29   $1.19  $0.95  $0.97  $0.95   $1.05  $1.01
Accumulation unit value at end of period    $1.06   $1.45   $1.43   $1.31   $1.29  $1.19  $0.95  $0.97   $0.95  $1.05
Number of accumulation units outstanding
  at end of period (000 omitted)              379     517     677     974   1,139  1,246  1,409  1,726   1,912  1,297
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of
  period                                    $1.20   $1.16   $1.12   $1.11   $1.08  $1.05  $1.00     --      --     --
Accumulation unit value at end of period    $0.90   $1.20   $1.16   $1.12   $1.11  $1.08  $1.05     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               17     126      77      45      45     82      7     --      --     --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                    $1.63   $1.53   $1.21   $1.10   $0.96  $0.76  $0.93  $1.19   $1.33  $1.00
Accumulation unit value at end of period    $0.90   $1.63   $1.53   $1.21   $1.10  $0.96  $0.76  $0.93   $1.19  $1.33
Number of accumulation units outstanding
  at end of period (000 omitted)            1,487   1,885   2,110   2,185   2,258  2,177  1,856  1,775   2,192    347
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND - CLASS IB SHARES (08/26/1999)
Accumulation unit value at beginning of
  period                                    $1.73   $1.64   $1.31   $1.16   $0.97  $0.72  $0.84  $1.08   $1.08  $1.00
Accumulation unit value at end of period    $0.92   $1.73   $1.64   $1.31   $1.16  $0.97  $0.72  $0.84   $1.08  $1.08
Number of accumulation units outstanding
  at end of period (000 omitted)                4       4       8       8       7      7     42     55     174      7
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES (09/22/1999)
Accumulation unit value at beginning of
  period                                    $1.32   $1.18   $0.95   $0.81   $0.73  $0.55  $0.65  $0.93   $1.53  $1.00
Accumulation unit value at end of period    $0.75   $1.32   $1.18   $0.95   $0.81  $0.73  $0.55  $0.65   $0.93  $1.53
Number of accumulation units outstanding
  at end of period (000 omitted)              210     274     347     461     485  1,788    762  3,607     847     35
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES (02/21/1995)
Accumulation unit value at beginning of
  period                                    $2.27   $2.17   $2.02   $1.86   $1.70  $1.30  $1.89  $2.74   $3.76  $2.25
Accumulation unit value at end of period    $1.37   $2.27   $2.17   $2.02   $1.86  $1.70  $1.30  $1.89   $2.74  $3.76
Number of accumulation units outstanding
  at end of period (000 omitted)            1,071   1,280   1,595   2,187   2,928  3,442  4,079  4,835   5,123  5,476
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of
  period                                    $1.52   $1.53   $1.39   $1.35   $1.27  $1.00     --     --      --     --
Accumulation unit value at end of period    $0.92   $1.52   $1.53   $1.39   $1.35  $1.27     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                3       3       3       3       3      3     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                    $1.25   $1.45   $1.25   $1.19   $1.00     --     --     --      --     --
Accumulation unit value at end of period    $0.74   $1.25   $1.45   $1.25   $1.19     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               14      54     946      27       4     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (08/26/1999)
Accumulation unit value at beginning of
  period                                    $1.14   $1.11   $1.07   $0.96   $0.82  $0.63  $0.92  $1.40   $1.48  $1.00
Accumulation unit value at end of period    $0.61   $1.14   $1.11   $1.07   $0.96  $0.82  $0.63  $0.92   $1.40  $1.48
Number of accumulation units outstanding
  at end of period (000 omitted)              576     709     822     851     922    951    888    782     403      1
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND - CLASS IA SHARES (06/10/1997)
Accumulation unit value at beginning of
  period                                    $1.47   $1.41   $1.36   $1.30   $1.25  $1.01  $1.39  $1.82   $2.21  $1.41
Accumulation unit value at end of period    $0.92   $1.47   $1.41   $1.36   $1.30  $1.25  $1.01  $1.39   $1.82  $2.21
Number of accumulation units outstanding
  at end of period (000 omitted)              219     287     412     604     747    906  1,025  1,116   1,105    743
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND - CLASS IB SHARES (10/05/1998)
Accumulation unit value at beginning of
  period                                    $1.40   $1.35   $1.30   $1.24   $1.20  $0.97  $1.34  $1.76   $2.14  $1.37
Accumulation unit value at end of period    $0.87   $1.40   $1.35   $1.30   $1.24  $1.20  $0.97  $1.34   $1.76  $2.14
Number of accumulation units outstanding
  at end of period (000 omitted)            1,004   1,304   1,946   2,658   3,108  3,645  4,080  4,806   5,289  2,959
---------------------------------------------------------------------------------------------------------------------



 82    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                          2008    2007    2006    2005    2004   2003   2002   2001    2000   1999
---------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                    $1.77   $1.78   $1.55   $1.44   $1.28  $1.00     --     --      --     --
Accumulation unit value at end of period    $1.08   $1.77   $1.78   $1.55   $1.44  $1.28     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              218     201     188      13       5     10     --     --      --     --
*RidgeWorth Variable Trust Large Cap Core Equity Fund liquidated on April 24, 2009.
---------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                    $1.54   $1.35   $1.24   $1.27   $1.20  $1.00     --     --      --     --
Accumulation unit value at end of period    $0.90   $1.54   $1.35   $1.24   $1.27  $1.20     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               15      24      23      23      19     20     --     --      --     --
*RidgeWorth Variable Trust Large Cap Growth Stock Fund liquidated on April 24, 2009.
---------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                    $1.82   $1.78   $1.47   $1.44   $1.27  $1.00     --     --      --     --
Accumulation unit value at end of period    $1.21   $1.82   $1.78   $1.47   $1.44  $1.27     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                6       7       8      10       5      6     --     --      --     --
*RidgeWorth Variable Trust Large Cap Value Equity Fund liquidated on April 24, 2009.
---------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                    $1.93   $1.86   $1.70   $1.51   $1.31  $1.00     --     --      --     --
Accumulation unit value at end of period    $1.13   $1.93   $1.86   $1.70   $1.51  $1.31     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               13      13      13      13      13      7     --     --      --     --
*RidgeWorth Variable Trust Mid-Cap Core Equity Fund liquidated on April 24, 2009.
---------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                    $2.19   $2.17   $1.89   $1.72   $1.40  $1.00     --     --      --     --
Accumulation unit value at end of period    $1.45   $2.19   $2.17   $1.89   $1.72  $1.40     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              166     162      80      14       1      1     --     --      --     --
*RidgeWorth Variable Trust Small Cap Value Equity Fund liquidated on April 24, 2009.
---------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                    $3.28   $3.20   $2.68   $2.44   $2.17  $1.48  $1.72  $1.34   $1.15  $1.00
Accumulation unit value at end of period    $1.84   $3.28   $3.20   $2.68   $2.44  $2.17  $1.48  $1.72   $1.34  $1.15
Number of accumulation units outstanding
  at end of period (000 omitted)              204     286     398     446     505    510    369    267     239     37
---------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO, INVESTMENT CLASS (09/22/1999)
Accumulation unit value at beginning of
  period                                    $2.82   $2.92   $2.57   $2.40   $1.95  $1.40  $1.65  $1.38   $1.05  $1.00
Accumulation unit value at end of period    $2.03   $2.82   $2.92   $2.57   $2.40  $1.95  $1.40  $1.65   $1.38  $1.05
Number of accumulation units outstanding
  at end of period (000 omitted)              239     356     450     576     658    735    712    543     188      1
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                    $0.99   $1.00      --      --      --     --     --     --      --     --
Accumulation unit value at end of period    $0.60   $0.99      --      --      --     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)            6,225   4,468      --      --      --     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                    $1.30   $1.25   $1.09   $1.10   $1.00     --     --     --      --     --
Accumulation unit value at end of period    $0.81   $1.30   $1.25   $1.09   $1.10     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               --      --      --      --      --     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (05/01/2002)
Accumulation unit value at beginning of
  period                                    $1.47   $1.57   $1.33   $1.27   $1.07  $0.79  $1.00     --      --     --
Accumulation unit value at end of period    $0.99   $1.47   $1.57   $1.33   $1.27  $1.07  $0.79     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)            2,045   2,297   2,129   2,323     692    192     35     --      --     --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (02/21/1995)
Accumulation unit value at beginning of
  period                                    $2.24   $2.24   $1.98   $1.93   $1.79  $1.51  $1.76  $1.99   $2.07  $1.83
Accumulation unit value at end of period    $1.55   $2.24   $2.24   $1.98   $1.93  $1.79  $1.51  $1.76   $1.99  $2.07
Number of accumulation units outstanding
  at end of period (000 omitted)            1,249   1,756   2,335   3,221   4,136  5,043  5,336  6,404   6,779  5,985
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (02/21/1995)
Accumulation unit value at beginning of
  period                                    $1.34   $1.29   $1.26   $1.24   $1.25  $1.26  $1.26  $1.24   $1.18  $1.15
Accumulation unit value at end of period    $1.35   $1.34   $1.29   $1.26   $1.24  $1.25  $1.26  $1.26   $1.24  $1.18
Number of accumulation units outstanding
  at end of period (000 omitted)            4,753   3,976   3,923   6,630   7,059  5,254  8,572  8,409   4,421    941
---------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    83

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                          2008    2007    2006    2005    2004   2003   2002   2001    2000   1999
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (02/21/1995)
Accumulation unit value at beginning of
  period                                    $1.75   $1.68   $1.63   $1.62   $1.58  $1.53  $1.47  $1.38   $1.33  $1.33
Accumulation unit value at end of period    $1.61   $1.75   $1.68   $1.63   $1.62  $1.58  $1.53  $1.47   $1.38  $1.33
Number of accumulation units outstanding
  at end of period (000 omitted)           10,453  12,248   8,733   8,279   9,515  7,119  7,272  8,923   9,498  8,127
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (05/02/2000)
Accumulation unit value at beginning of
  period                                    $1.84   $1.72   $1.46   $1.31   $1.12  $0.80  $1.01  $1.00   $1.00     --
Accumulation unit value at end of period    $1.08   $1.84   $1.72   $1.46   $1.31  $1.12  $0.80  $1.01   $1.00     --
Number of accumulation units outstanding
  at end of period (000 omitted)              421     523     522     532     451    276    182    147      16     --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                    $1.98   $1.86   $1.58   $1.41   $1.21  $0.87  $1.09  $1.08   $1.00     --
Accumulation unit value at end of period    $1.16   $1.98   $1.86   $1.58   $1.41  $1.21  $0.87  $1.09   $1.08     --
Number of accumulation units outstanding
  at end of period (000 omitted)            8,505   6,387   5,210   2,698   1,026    605    238    115       7     --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.09   $1.03   $1.00      --      --     --     --     --      --     --
Accumulation unit value at end of period    $1.08   $1.09   $1.03      --      --     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)            4,590   5,249   4,355      --      --     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (05/02/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of
  period                                    $0.56   $0.55   $0.50   $0.47   $0.44  $0.37  $0.50  $0.74   $1.00     --
Accumulation unit value at end of period    $0.31   $0.56   $0.55   $0.50   $0.47  $0.44  $0.37  $0.50   $0.74     --
Number of accumulation units outstanding
  at end of period (000 omitted)            1,533   1,159     411     413     471    499    270    228     200     --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (08/26/1999)
Accumulation unit value at beginning of
  period                                    $1.30   $1.30   $1.19   $1.16   $1.05  $0.85  $0.93  $0.90   $1.00  $1.00
Accumulation unit value at end of period    $0.96   $1.30   $1.30   $1.19   $1.16  $1.05  $0.85  $0.93   $0.90  $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)            2,018   3,017   4,475   3,380   3,074  2,699  2,403  5,449     556      8
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.06   $1.05   $1.00      --      --     --     --     --      --     --
Accumulation unit value at end of period    $0.85   $1.06   $1.05      --      --     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)            3,980   3,766     782      --      --     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (02/21/1995)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of
  period                                    $1.89   $1.86   $1.64   $1.56   $1.50  $1.18  $1.53  $1.89   $2.33  $1.91
Accumulation unit value at end of period    $1.08   $1.89   $1.86   $1.64   $1.56  $1.50  $1.18  $1.53   $1.89  $2.33
Number of accumulation units outstanding
  at end of period (000 omitted)            3,843   4,871   5,898   4,590   4,708  4,663  5,116  6,019   6,358  5,864
---------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (05/01/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of
  period                                    $1.08   $1.10   $1.00      --      --     --     --     --      --     --
Accumulation unit value at end of period    $0.64   $1.08   $1.10      --      --     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               --      --      --      --      --     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (08/30/2002)
Accumulation unit value at beginning of
  period                                    $1.59   $1.41   $1.44   $1.32   $1.23  $1.02  $1.00     --      --     --
Accumulation unit value at end of period    $0.86   $1.59   $1.41   $1.44   $1.32  $1.23  $1.02     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)            1,418   1,722   2,222     377     159     29     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                    $1.00   $1.00      --      --      --     --     --     --      --     --
Accumulation unit value at end of period    $0.54   $1.00      --      --      --     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               --      --      --      --      --     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (01/29/2003)
Accumulation unit value at beginning of
  period                                    $1.71   $1.65   $1.45   $1.41   $1.29  $1.00     --     --      --     --
Accumulation unit value at end of period    $1.06   $1.71   $1.65   $1.45   $1.41  $1.29     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              116     193     219     241     223    175     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (05/02/2000)
Accumulation unit value at beginning of
  period                                    $1.23   $1.19   $1.16   $1.16   $1.16  $1.16  $1.11  $1.06   $1.00     --
Accumulation unit value at end of period    $1.18   $1.23   $1.19   $1.16   $1.16  $1.16  $1.16  $1.11   $1.06     --
Number of accumulation units outstanding
  at end of period (000 omitted)              453     403     471     469     521    466    520    259      76     --
---------------------------------------------------------------------------------------------------------------------



 84    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                          2008    2007    2006    2005    2004   2003   2002   2001    2000   1999
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                    $1.23   $1.18   $1.15   $1.15   $1.16  $1.16  $1.11  $1.06   $1.00     --
Accumulation unit value at end of period    $1.18   $1.23   $1.18   $1.15   $1.15  $1.16  $1.16  $1.11   $1.06     --
Number of accumulation units outstanding
  at end of period (000 omitted)            2,088   2,176   2,281   2,359   2,330  1,256    248    117      39     --
---------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (05/02/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of
  period                                    $1.36   $1.44   $1.31   $1.27   $1.09  $0.74  $0.91  $0.99   $1.00     --
Accumulation unit value at end of period    $0.83   $1.36   $1.44   $1.31   $1.27  $1.09  $0.74  $0.91   $0.99     --
Number of accumulation units outstanding
  at end of period (000 omitted)               80      76      83      85      89    178     69     66      20     --
---------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (03/03/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of
  period                                    $1.24   $1.31   $1.19   $1.15   $0.99  $0.68  $0.83  $0.90   $1.00     --
Accumulation unit value at end of period    $0.75   $1.24   $1.31   $1.19   $1.15  $0.99  $0.68  $0.83   $0.90     --
Number of accumulation units outstanding
  at end of period (000 omitted)              175     215     290     323     274    197    173     89      16     --
---------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                    $2.78   $2.04   $1.55   $1.17   $1.00     --     --     --      --     --
Accumulation unit value at end of period    $1.27   $2.78   $2.04   $1.55   $1.17     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)            2,462   1,621   1,522   1,033     198     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (02/21/1995)
Accumulation unit value at beginning of
  period                                    $1.96   $1.76   $1.44   $1.28   $1.11  $0.88  $1.09  $1.55   $2.09  $1.46
Accumulation unit value at end of period    $1.15   $1.96   $1.76   $1.44   $1.28  $1.11  $0.88  $1.09   $1.55  $2.09
Number of accumulation units outstanding
  at end of period (000 omitted)              676     832   1,048   1,332   1,736  2,080  2,254  2,733   2,637  2,510
---------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (05/02/2000)
Accumulation unit value at beginning of
  period                                    $2.56   $2.72   $2.39   $2.11   $1.79  $1.27  $1.44  $1.29   $1.00     --
Accumulation unit value at end of period    $1.42   $2.56   $2.72   $2.39   $2.11  $1.79  $1.27  $1.44   $1.29     --
Number of accumulation units outstanding
  at end of period (000 omitted)              203     332     481     577     705    786    539    557      63     --
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                    $1.66   $1.72   $1.50   $1.46   $1.26  $0.98  $1.00     --      --     --
Accumulation unit value at end of period    $1.05   $1.66   $1.72   $1.50   $1.46  $1.26  $0.98     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)            6,104   5,949   6,248   3,864   1,094    458     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                    $1.70   $1.69   $1.47   $1.36   $1.21  $0.96  $1.00     --      --     --
Accumulation unit value at end of period    $1.14   $1.70   $1.69   $1.47   $1.36  $1.21  $0.96     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              180     435     454     439     458    215     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                    $0.85   $1.00      --      --      --     --     --     --      --     --
Accumulation unit value at end of period    $0.47   $0.85      --      --      --     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)            2,687   1,243      --      --      --     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                    $1.12   $1.00      --      --      --     --     --     --      --     --
Accumulation unit value at end of period    $0.59   $1.12      --      --      --     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               --      --      --      --      --     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                    $2.25   $2.75   $2.02   $1.75   $1.30  $0.96  $1.00     --      --     --
Accumulation unit value at end of period    $1.38   $2.25   $2.75   $2.02   $1.75  $1.30  $0.96     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               99     111     141     136     149     28      1     --      --     --
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.00   $1.23   $1.00      --      --     --     --     --      --     --
Accumulation unit value at end of period    $0.61   $1.00   $1.23      --      --     --     --     --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)               --      --       9      --      --     --     --     --      --     --
---------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/22/1999)
Accumulation unit value at beginning of
  period                                    $2.49   $2.17   $1.60   $1.34   $1.04  $0.71  $0.83  $1.07   $1.51  $1.00
Accumulation unit value at end of period    $1.33   $2.49   $2.17   $1.60   $1.34  $1.04  $0.71  $0.83   $1.07  $1.51
Number of accumulation units outstanding
  at end of period (000 omitted)            2,249   1,387     742     484     439  2,509    479    523     431     28
---------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    85

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                          2008    2007    2006    2005    2004   2003   2002   2001    2000   1999
---------------------------------------------------------------------------------------------------------------------
WANGER USA (09/22/1999)
Accumulation unit value at beginning of
  period                                    $1.88   $1.81   $1.70   $1.55   $1.33  $0.94  $1.15  $1.04   $1.15  $1.00
Accumulation unit value at end of period    $1.12   $1.88   $1.81   $1.70   $1.55  $1.33  $0.94  $1.15   $1.04  $1.15
Number of accumulation units outstanding
  at end of period (000 omitted)            2,146   1,967   1,384   1,171     455    382    351    268     231     19
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                    $1.23   $1.15   $1.04   $1.01   $0.94  $0.78  $0.90  $0.99   $1.00     --
Accumulation unit value at end of period    $0.86   $1.23   $1.15   $1.04   $1.01  $0.94  $0.78  $0.90   $0.99     --
Number of accumulation units outstanding
  at end of period (000 omitted)            1,141   1,532   1,765   1,736   1,457  1,313  1,043    580     201     --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                    $1.22   $1.25   $1.04   $1.02   $0.93  $0.75  $1.01  $1.09   $1.00     --
Accumulation unit value at end of period    $0.78   $1.22   $1.25   $1.04   $1.02  $0.93  $0.75  $1.01   $1.09     --
Number of accumulation units outstanding
  at end of period (000 omitted)              370     305     171     148     155    156    158    119      14     --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                    $1.41   $1.39   $1.19   $1.14   $1.04  $0.84  $1.05  $1.13   $1.00     --
Accumulation unit value at end of period    $0.88   $1.41   $1.39   $1.19   $1.14  $1.04  $0.84  $1.05   $1.13     --
Number of accumulation units outstanding
  at end of period (000 omitted)            1,247   1,750   1,970   2,186   1,526  1,128    922    553     180     --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (07/03/2000)
Accumulation unit value at beginning of
  period                                    $1.12   $1.01   $0.85   $0.78   $0.72  $0.56  $0.73  $0.89   $1.00     --
Accumulation unit value at end of period    $0.63   $1.12   $1.01   $0.85   $0.78  $0.72  $0.56  $0.73   $0.89     --
Number of accumulation units outstanding
  at end of period (000 omitted)              167     253     240     203     177    116     89     60      --     --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                    $0.73   $0.73   $0.64   $0.66   $0.62  $0.51  $0.69  $0.87   $1.00     --
Accumulation unit value at end of period    $0.44   $0.73   $0.73   $0.64   $0.66  $0.62  $0.51  $0.69   $0.87     --
Number of accumulation units outstanding
  at end of period (000 omitted)              235     252     250     299     306    285    233    190     151     --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                    $0.74   $0.70   $0.69   $0.67   $0.65  $0.53  $0.74  $0.95   $1.00     --
Accumulation unit value at end of period    $0.45   $0.74   $0.70   $0.69   $0.67  $0.65  $0.53  $0.74   $0.95     --
Number of accumulation units outstanding
  at end of period (000 omitted)            6,852   7,311   8,064   7,601   2,854  2,456  2,281  2,046     887     --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                    $1.11   $1.07   $1.04   $1.03   $1.04  $1.05  $1.05  $1.03   $1.00     --
Accumulation unit value at end of period    $1.12   $1.11   $1.07   $1.04   $1.03  $1.04  $1.05  $1.05   $1.03     --
Number of accumulation units outstanding
  at end of period (000 omitted)              875     456     480     755     718    616    596    712     309     --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                    $0.57   $0.50   $0.42   $0.40   $0.35  $0.25  $0.42  $0.56   $1.00     --
Accumulation unit value at end of period    $0.33   $0.57   $0.50   $0.42   $0.40  $0.35  $0.25  $0.42   $0.56     --
Number of accumulation units outstanding
  at end of period (000 omitted)              966     992   1,281   1,363   1,351  1,424  1,243  1,146     278     --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                    $1.42   $1.35   $1.32   $1.31   $1.28  $1.19  $1.12  $1.06   $1.00     --
Accumulation unit value at end of period    $1.43   $1.42   $1.35   $1.32   $1.31  $1.28  $1.19  $1.12   $1.06     --
Number of accumulation units outstanding
  at end of period (000 omitted)            2,685   3,965   5,543   2,193     622    225    167    155      54     --
---------------------------------------------------------------------------------------------------------------------





 86    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                           2008    2007    2006    2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.35   $1.35   $1.22   $1.17   $1.07   $1.00      --      --     --
Accumulation unit value at end of period      $0.64   $1.35   $1.35   $1.22   $1.17   $1.07      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              1,691   1,576   1,684   1,876   1,178     149      --      --     --
------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                      $0.70   $0.64   $0.61   $0.57   $0.54   $0.42   $0.57   $0.75  $1.00
Accumulation unit value at end of period      $0.40   $0.70   $0.64   $0.61   $0.57   $0.54   $0.42   $0.57  $0.75
Number of accumulation units outstanding
  at end of period (000 omitted)              1,488   1,955   2,306   2,975   3,549   3,859   3,888   4,485  2,561
------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.33   $1.21   $1.16   $1.08   $1.03   $1.00      --      --     --
Accumulation unit value at end of period      $0.75   $1.33   $1.21   $1.16   $1.08   $1.03      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 62      62      40      10      38      22      --      --     --
------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.58   $1.45   $1.27   $1.18   $1.04   $1.00      --      --     --
Accumulation unit value at end of period      $0.83   $1.58   $1.45   $1.27   $1.18   $1.04      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                114     108     108      89      87      --      --      --     --
------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of
  period                                      $1.15   $1.08   $1.00      --      --      --      --      --     --
Accumulation unit value at end of period      $0.79   $1.15   $1.08      --      --      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              2,117   2,483   3,296      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
  period                                      $1.15   $1.08   $1.00      --      --      --      --      --     --
Accumulation unit value at end of period      $0.79   $1.15   $1.08      --      --      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 26      17      17      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.03   $1.00      --      --      --      --      --      --     --
Accumulation unit value at end of period      $0.72   $1.03      --      --      --      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 --      --      --      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.04   $1.00      --      --      --      --      --      --     --
Accumulation unit value at end of period      $0.61   $1.04      --      --      --      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              5,951   3,303      --      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.34   $1.25   $1.14   $1.08   $1.00      --      --      --     --
Accumulation unit value at end of period      $0.94   $1.34   $1.25   $1.14   $1.08      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                229     285     322     357     141      --      --      --     --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of
  period                                      $1.00      --      --      --      --      --      --      --     --
Accumulation unit value at end of period      $0.82      --      --      --      --      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 67      --      --      --      --      --      --      --     --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced Wealth
  Strategy Portfolio (Class B) on Sept. 26, 2008.
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.34   $1.13   $1.06   $1.04   $1.00   $1.00      --      --     --
Accumulation unit value at end of period      $0.69   $1.34   $1.13   $1.06   $1.04   $1.00      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                108     110     112     113     114       5      --      --     --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.45   $1.40   $1.21   $1.18   $1.07   $1.00      --      --     --
Accumulation unit value at end of period      $0.85   $1.45   $1.40   $1.21   $1.18   $1.07      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                210     226     247     256     243      23      --      --     --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.91   $1.83   $1.38   $1.20   $1.00      --      --      --     --
Accumulation unit value at end of period      $0.88   $1.91   $1.83   $1.38   $1.20      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              7,308   4,293   2,708   1,766     209      --      --      --     --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.36   $1.21   $1.24   $1.09   $1.02   $1.00      --      --     --
Accumulation unit value at end of period      $0.81   $1.36   $1.21   $1.24   $1.09   $1.02      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                107      82      91      92      59       1      --      --     --
------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    87

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008    2007    2006    2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.14   $1.06   $1.05   $1.05   $1.00      --      --      --     --
Accumulation unit value at end of period      $1.10   $1.14   $1.06   $1.05   $1.05      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              2,313   3,777   4,080   3,512     509      --      --      --     --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.78   $1.54   $1.25   $1.12   $1.00      --      --      --     --
Accumulation unit value at end of period      $0.97   $1.78   $1.54   $1.25   $1.12      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 25      25      20       7       7      --      --      --     --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                      $0.90   $1.00      --      --      --      --      --      --     --
Accumulation unit value at end of period      $0.67   $0.90      --      --      --      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 --      --      --      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.21   $1.02   $1.07   $1.06   $1.00      --      --      --     --
Accumulation unit value at end of period      $0.70   $1.21   $1.02   $1.07   $1.06      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              3,189   3,364   7,580   3,015     376      --      --      --     --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.23   $1.32   $1.13   $1.09   $1.00      --      --      --     --
Accumulation unit value at end of period      $0.89   $1.23   $1.32   $1.13   $1.09      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                  2       1      --      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of
  period                                      $1.07   $1.07   $1.00      --      --      --      --      --     --
Accumulation unit value at end of period      $0.79   $1.07   $1.07      --      --      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              1,009   1,242   2,212      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.12   $1.00      --      --      --      --      --      --     --
Accumulation unit value at end of period      $0.67   $1.12      --      --      --      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             11,908   7,074      --      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.14   $1.00      --      --      --      --      --      --     --
Accumulation unit value at end of period      $0.58   $1.14      --      --      --      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 25      --      --      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.37   $1.43   $1.22   $1.17   $1.00      --      --      --     --
Accumulation unit value at end of period      $0.97   $1.37   $1.43   $1.22   $1.17      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              6,327   4,714       4      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.10   $1.00      --      --      --      --      --      --     --
Accumulation unit value at end of period      $0.72   $1.10      --      --      --      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                  1      --      --      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.29   $1.29   $1.22   $1.13   $1.00      --      --      --     --
Accumulation unit value at end of period      $0.76   $1.29   $1.29   $1.22   $1.13      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 11      13      15      17      10      --      --      --     --
------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.22   $1.08   $1.05   $1.03   $1.00      --      --      --     --
Accumulation unit value at end of period      $0.70   $1.22   $1.08   $1.05   $1.03      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                748     769   1,668     735      99      --      --      --     --
------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                      $0.73   $0.69   $0.64   $0.63   $0.60   $0.48   $0.69   $0.90  $1.00
Accumulation unit value at end of period      $0.47   $0.73   $0.69   $0.64   $0.63   $0.60   $0.48   $0.69  $0.90
Number of accumulation units outstanding
  at end of period (000 omitted)                466     587     674     879   1,127   1,117   1,131   1,356  1,009
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.27   $1.21   $1.05   $1.03   $1.00      --      --      --     --
Accumulation unit value at end of period      $0.88   $1.27   $1.21   $1.05   $1.03      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 14      14      14      14      13      --      --      --     --
------------------------------------------------------------------------------------------------------------------



 88    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008    2007    2006    2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.09   $1.00      --      --      --      --      --      --     --
Accumulation unit value at end of period      $0.62   $1.09      --      --      --      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 26      --      --      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.55   $1.52   $1.26   $1.14   $1.00      --      --      --     --
Accumulation unit value at end of period      $0.96   $1.55   $1.52   $1.26   $1.14      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                  8       8       4      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                      $0.98   $1.00      --      --      --      --      --      --     --
Accumulation unit value at end of period      $0.71   $0.98      --      --      --      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              4,506   3,095      --      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.10   $1.07   $1.04   $1.03   $1.01   $1.00      --      --     --
Accumulation unit value at end of period      $0.87   $1.10   $1.07   $1.04   $1.03   $1.01      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                688   1,042   1,075   1,104   1,100     498      --      --     --
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.27   $1.21   $1.12   $1.08   $1.03   $1.00      --      --     --
Accumulation unit value at end of period      $0.68   $1.27   $1.21   $1.12   $1.08   $1.03      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                  9      14      10      14      21      21      --      --     --
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.14   $1.12   $1.08   $1.10   $1.03   $1.00      --      --     --
Accumulation unit value at end of period      $0.79   $1.14   $1.12   $1.08   $1.10   $1.03      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                555     665     688     692     670     246      --      --     --
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.44   $1.35   $1.22   $1.14   $1.06   $1.00      --      --     --
Accumulation unit value at end of period      $0.95   $1.44   $1.35   $1.22   $1.14   $1.06      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                760     871     936   1,032     652     148      --      --     --
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.41   $1.29   $1.18   $1.13   $1.01   $1.00      --      --     --
Accumulation unit value at end of period      $0.82   $1.41   $1.29   $1.18   $1.13   $1.01      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                344     346     352     390     306      78      --      --     --
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.19   $1.17   $1.10   $1.10   $1.03   $1.00      --      --     --
Accumulation unit value at end of period      $0.87   $1.19   $1.17   $1.10   $1.10   $1.03      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                487     509     519     535     531     253      --      --     --
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.97   $1.74   $1.44   $1.26   $1.08   $1.00      --      --     --
Accumulation unit value at end of period      $1.13   $1.97   $1.74   $1.44   $1.26   $1.08      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                677     731     803     897     980     260      --      --     --
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.26   $1.14   $1.10   $1.07   $1.02   $1.00      --      --     --
Accumulation unit value at end of period      $0.90   $1.26   $1.14   $1.10   $1.07   $1.02      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                721     849     880     936     931     162      --      --     --
------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.48   $1.63   $1.36   $1.25   $1.06   $1.00      --      --     --
Accumulation unit value at end of period      $1.00   $1.48   $1.63   $1.36   $1.25   $1.06      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                554     647     657     732     750     144      --      --     --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.72   $1.49   $1.36   $1.18   $1.04   $1.00      --      --     --
Accumulation unit value at end of period      $0.97   $1.72   $1.49   $1.36   $1.18   $1.04      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             13,235  12,095  12,306   6,320   2,509     211      --      --     --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
  period                                      $1.50   $1.42   $1.27   $1.07   $1.07   $0.87   $0.95   $1.00     --
Accumulation unit value at end of period      $0.87   $1.50   $1.42   $1.27   $1.07   $1.07   $0.87   $0.95     --
Number of accumulation units outstanding
  at end of period (000 omitted)                236     280     337     322     342     355     240      66     --
------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    89

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008    2007    2006    2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.42   $1.14   $1.08   $1.04   $1.03   $1.00      --      --     --
Accumulation unit value at end of period      $0.74   $1.42   $1.14   $1.08   $1.04   $1.03      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                324     356     370     352     303      50      --      --     --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
  period                                      $1.39   $1.38   $1.26   $1.25   $1.16   $0.93   $0.91   $1.00     --
Accumulation unit value at end of period      $1.03   $1.39   $1.38   $1.26   $1.25   $1.16   $0.93   $0.91     --
Number of accumulation units outstanding
  at end of period (000 omitted)                186     268     275     291     375     264     104      58     --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.09   $1.07   $1.04   $1.03   $1.00      --      --      --     --
Accumulation unit value at end of period      $1.04   $1.09   $1.07   $1.04   $1.03      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              8,946   9,111   3,611   3,067     321      --      --      --     --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
  period                                      $2.31   $2.03   $1.83   $1.58   $1.28   $0.94   $1.06   $1.00     --
Accumulation unit value at end of period      $1.38   $2.31   $2.03   $1.83   $1.58   $1.28   $0.94   $1.06     --
Number of accumulation units outstanding
  at end of period (000 omitted)              5,011   3,849   3,086   2,479   2,101   1,221     723     367     --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.89   $1.64   $1.41   $1.21   $1.08   $1.00      --      --     --
Accumulation unit value at end of period      $1.04   $1.89   $1.64   $1.41   $1.21   $1.08      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                572     558     841     705     311      11      --      --     --
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
  period                                      $2.28   $2.92   $2.46   $2.20   $1.69   $1.26   $1.26   $1.18  $1.00
Accumulation unit value at end of period      $1.29   $2.28   $2.92   $2.46   $2.20   $1.69   $1.26   $1.26  $1.18
Number of accumulation units outstanding
  at end of period (000 omitted)                370     423     464     615     690     675     674     373     72
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
  period                                      $1.68   $1.64   $1.41   $1.41   $1.25   $0.97   $0.99   $0.99  $1.00
Accumulation unit value at end of period      $1.16   $1.68   $1.64   $1.41   $1.41   $1.25   $0.97   $0.99  $0.99
Number of accumulation units outstanding
  at end of period (000 omitted)              2,664   3,166   3,383   3,865   4,021   3,071   2,665   2,006    287
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.23   $1.29   $1.11   $1.09   $1.00      --      --      --     --
Accumulation unit value at end of period      $0.89   $1.23   $1.29   $1.11   $1.09      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 22      23      21      10      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (05/01/2002)
Accumulation unit value at beginning of
  period                                      $1.50   $1.56   $1.35   $1.26   $1.03   $0.79   $1.00      --     --
Accumulation unit value at end of period      $0.99   $1.50   $1.56   $1.35   $1.26   $1.03   $0.79      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                466     502     558     645     718     269      96      --     --
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
  period                                      $0.69   $0.63   $0.59   $0.57   $0.52   $0.38   $0.55   $0.65  $1.00
Accumulation unit value at end of period      $0.39   $0.69   $0.63   $0.59   $0.57   $0.52   $0.38   $0.55  $0.65
Number of accumulation units outstanding
  at end of period (000 omitted)              2,355   2,757   3,378   3,793   4,520   3,979   3,832   3,330  1,583
------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
  period                                      $1.81   $1.78   $1.52   $1.40   $1.26   $1.02   $1.17   $1.11  $1.00
Accumulation unit value at end of period      $1.12   $1.81   $1.78   $1.52   $1.40   $1.26   $1.02   $1.17  $1.11
Number of accumulation units outstanding
  at end of period (000 omitted)              2,854   3,403   5,058   3,652   3,861   1,702   1,165     691    102
------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.84   $1.62   $1.35   $1.25   $1.07   $1.00      --      --     --
Accumulation unit value at end of period      $1.08   $1.84   $1.62   $1.35   $1.25   $1.07      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                616     630     661     707     710     100      --      --     --
------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of
  period                                      $1.35   $1.23   $1.11   $1.16   $1.00      --      --      --     --
Accumulation unit value at end of period      $1.41   $1.35   $1.23   $1.11   $1.16      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              5,803   5,914   3,641   1,249     195      --      --      --     --
------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.46   $1.45   $1.20   $1.12   $1.00      --      --      --     --
Accumulation unit value at end of period      $0.83   $1.46   $1.45   $1.20   $1.12      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                232     168      19      23      15      --      --      --     --
------------------------------------------------------------------------------------------------------------------



 90    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008    2007    2006    2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                      $2.98   $2.93   $2.56   $2.30   $1.86   $1.47   $1.56   $1.41  $1.00
Accumulation unit value at end of period      $1.85   $2.98   $2.93   $2.56   $2.30   $1.86   $1.47   $1.56  $1.41
Number of accumulation units outstanding
  at end of period (000 omitted)              3,112   3,200   2,732   2,047   1,426   1,312   1,266     982    307
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                      $1.00   $1.03   $0.93   $0.88   $0.78   $0.61   $0.79   $0.92  $1.00
Accumulation unit value at end of period      $0.62   $1.00   $1.03   $0.93   $0.88   $0.78   $0.61   $0.79  $0.92
Number of accumulation units outstanding
  at end of period (000 omitted)              1,018   1,360   1,467   1,568   1,667   1,619   1,894   1,465    633
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of
  period                                      $1.06   $1.00      --      --      --      --      --      --     --
Accumulation unit value at end of period      $0.63   $1.06      --      --      --      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             12,315   8,645      --      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.03   $1.00      --      --      --      --      --      --     --
Accumulation unit value at end of period      $0.60   $1.03      --      --      --      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 --      --      --      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.30   $1.19   $1.13   $1.10   $1.02   $1.00      --      --     --
Accumulation unit value at end of period      $0.81   $1.30   $1.19   $1.13   $1.10   $1.02      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 63      56      55      46      86      39      --      --     --
------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
  period                                      $1.11   $1.02   $0.92   $0.87   $0.79   $0.66   $0.84   $1.02  $1.00
Accumulation unit value at end of period      $0.73   $1.11   $1.02   $0.92   $0.87   $0.79   $0.66   $0.84  $1.02
Number of accumulation units outstanding
  at end of period (000 omitted)                844     928   1,163   1,425   1,539   1,612   1,500   1,420    385
------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.19   $1.19   $1.07   $1.03   $0.98   $1.00      --      --     --
Accumulation unit value at end of period      $0.71   $1.19   $1.19   $1.07   $1.03   $0.98      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                104     111     112     109     109      10      --      --     --
------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.31   $1.28   $1.16   $1.15   $1.05   $1.00      --      --     --
Accumulation unit value at end of period      $1.00   $1.31   $1.28   $1.16   $1.15   $1.05      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              1,568   1,781   1,861   1,916   1,655      80      --      --     --
------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
  period                                      $1.71   $1.35   $1.05   $0.91   $0.71   $0.53   $0.69   $0.93  $1.00
Accumulation unit value at end of period      $1.05   $1.71   $1.35   $1.05   $0.91   $0.71   $0.53   $0.69  $0.93
Number of accumulation units outstanding
  at end of period (000 omitted)              1,156   1,331   1,628   1,935   2,468   2,887   3,195   4,300  2,083
------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
  period                                      $2.60   $2.07   $1.60   $1.40   $1.09   $1.00      --      --     --
Accumulation unit value at end of period      $1.60   $2.60   $2.07   $1.60   $1.40   $1.09      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 49      53      71      68      67      10      --      --     --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.36   $1.21   $1.14   $1.11   $1.05   $1.00      --      --     --
Accumulation unit value at end of period      $0.73   $1.36   $1.21   $1.14   $1.11   $1.05      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              2,536   2,419   2,780   2,447     574      24      --      --     --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
  period                                      $1.73   $1.66   $1.43   $1.27   $1.09   $0.77   $1.00      --     --
Accumulation unit value at end of period      $1.02   $1.73   $1.66   $1.43   $1.27   $1.09   $0.77      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                930     941     968     903     803     299       6      --     --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.17   $1.19   $1.11   $1.10   $1.03   $1.00      --      --     --
Accumulation unit value at end of period      $0.25   $1.17   $1.19   $1.11   $1.10   $1.03      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                178     261     268     276     300      --      --      --     --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.43   $1.48   $1.31   $1.21   $1.03   $1.00      --      --     --
Accumulation unit value at end of period      $0.88   $1.43   $1.48   $1.31   $1.21   $1.03      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                373     359     380     407     389      72      --      --     --
------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    91

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008    2007    2006    2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
  period                                      $1.46   $1.36   $1.28   $1.27   $1.19   $1.03   $1.00      --     --
Accumulation unit value at end of period      $1.23   $1.46   $1.36   $1.28   $1.27   $1.19   $1.03      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             11,434   9,968   5,557   3,403   1,659     415      83      --     --
------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.03   $1.00      --      --      --      --      --      --     --
Accumulation unit value at end of period      $0.86   $1.03      --      --      --      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             10,160   8,295      --      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.29   $1.39   $1.22   $1.17   $1.07   $1.00      --      --     --
Accumulation unit value at end of period      $0.78   $1.29   $1.39   $1.22   $1.17   $1.07      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 21      34      35      37      35      --      --      --     --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of
  period                                      $1.14   $1.17   $1.15   $1.03   $0.98   $0.84   $1.00      --     --
Accumulation unit value at end of period      $0.93   $1.14   $1.17   $1.15   $1.03   $0.98   $0.84      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                228     215     272     259     290     120      30      --     --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                      $1.03   $0.96   $0.76   $0.69   $0.60   $0.48   $0.59   $0.75  $1.00
Accumulation unit value at end of period      $0.57   $1.03   $0.96   $0.76   $0.69   $0.60   $0.48   $0.59  $0.75
Number of accumulation units outstanding
  at end of period (000 omitted)              3,093   3,625   4,123   4,898   5,780   5,252   5,517   6,094  3,827
------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.26   $1.27   $1.15   $1.12   $1.05   $1.00      --      --     --
Accumulation unit value at end of period      $0.76   $1.26   $1.27   $1.15   $1.12   $1.05      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                  2       3       3       5      13      --      --      --     --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.24   $1.45   $1.25   $1.19   $1.00      --      --      --     --
Accumulation unit value at end of period      $0.74   $1.24   $1.45   $1.25   $1.19      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 18      20   1,199       4       4      --      --      --     --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                      $0.59   $0.58   $0.56   $0.51   $0.43   $0.33   $0.48   $0.74  $1.00
Accumulation unit value at end of period      $0.32   $0.59   $0.58   $0.56   $0.51   $0.43   $0.33   $0.48  $0.74
Number of accumulation units outstanding
  at end of period (000 omitted)              2,147   2,463   3,033   3,669   4,513   4,787   5,352   6,122  3,255
------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND* (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.48   $1.49   $1.30   $1.21   $1.07   $1.00      --      --     --
Accumulation unit value at end of period      $0.90   $1.48   $1.49   $1.30   $1.21   $1.07      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 78      74      67      68      50      49      --      --     --
*RidgeWorth Variable Trust Large Cap Core Equity Fund liquidated on April 24, 2009.
------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND* (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.33   $1.17   $1.07   $1.10   $1.04   $1.00      --      --     --
Accumulation unit value at end of period      $0.78   $1.33   $1.17   $1.07   $1.10   $1.04      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                  1       1       1       1       1      --      --      --     --
*RidgeWorth Variable Trust Large Cap Growth Stock Fund liquidated on April 24, 2009.
------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND* (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.52   $1.49   $1.23   $1.21   $1.06   $1.00      --      --     --
Accumulation unit value at end of period      $1.01   $1.52   $1.49   $1.23   $1.21   $1.06      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                  1       1       5       5       1      --      --      --     --
*RidgeWorth Variable Trust Large Cap Value Equity Fund liquidated on April 24, 2009.
------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND* (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.52   $1.47   $1.35   $1.20   $1.04   $1.00      --      --     --
Accumulation unit value at end of period      $0.89   $1.52   $1.47   $1.35   $1.20   $1.04      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 --      --      --      --      --      --      --      --     --
*RidgeWorth Variable Trust Mid-Cap Core Equity Fund liquidated on April 24, 2009.
------------------------------------------------------------------------------------------------------------------



 92    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008    2007    2006    2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND* (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.67   $1.65   $1.44   $1.31   $1.07   $1.00      --      --     --
Accumulation unit value at end of period      $1.10   $1.67   $1.65   $1.44   $1.31   $1.07      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 28      28      10      10      10      --      --      --     --
*RidgeWorth Variable Trust Small Cap Value Equity Fund liquidated on April 24, 2009.
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                      $0.99   $1.00      --      --      --      --      --      --     --
Accumulation unit value at end of period      $0.60   $0.99      --      --      --      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             10,481   6,624      --      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.30   $1.24   $1.09   $1.10   $1.00      --      --      --     --
Accumulation unit value at end of period      $0.81   $1.30   $1.24   $1.09   $1.10      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 --      --      --      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (05/01/2002)
Accumulation unit value at beginning of
  period                                      $1.47   $1.57   $1.32   $1.27   $1.07   $0.79   $1.00      --     --
Accumulation unit value at end of period      $0.99   $1.47   $1.57   $1.32   $1.27   $1.07   $0.79      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              2,163   2,437   2,461   2,507     735     158      35      --     --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.07   $1.03   $1.00   $0.99   $1.00   $1.00      --      --     --
Accumulation unit value at end of period      $1.08   $1.07   $1.03   $1.00   $0.99   $1.00      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              1,365     513     401     106      18      15      --      --     --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.12   $1.08   $1.05   $1.04   $1.01   $1.00      --      --     --
Accumulation unit value at end of period      $1.03   $1.12   $1.08   $1.05   $1.04   $1.01      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             16,780  14,001   8,025   1,298   1,598     146      --      --     --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                      $1.98   $1.86   $1.57   $1.41   $1.21   $0.87   $1.09   $1.08  $1.00
Accumulation unit value at end of period      $1.16   $1.98   $1.86   $1.57   $1.41   $1.21   $0.87   $1.09  $1.08
Number of accumulation units outstanding
  at end of period (000 omitted)             12,449   8,833   6,769   3,606   1,251     828     608     455     63
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.09   $1.03   $1.00      --      --      --      --      --     --
Accumulation unit value at end of period      $1.08   $1.09   $1.03      --      --      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              6,045   5,763   4,338      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (11/06/2003)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of
  period                                      $1.33   $1.31   $1.20   $1.12   $1.05   $1.00      --      --     --
Accumulation unit value at end of period      $0.73   $1.33   $1.31   $1.20   $1.12   $1.05      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 72      55       4      --      --      56      --      --     --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                      $1.27   $1.27   $1.16   $1.13   $1.03   $0.84   $0.91   $0.88  $1.00
Accumulation unit value at end of period      $0.94   $1.27   $1.27   $1.16   $1.13   $1.03   $0.84   $0.91  $0.88
Number of accumulation units outstanding
  at end of period (000 omitted)                746     910   1,056     970     715     521     389     466    217
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of
  period                                      $1.20   $1.19   $1.12   $1.10   $1.00      --      --      --     --
Accumulation unit value at end of period      $0.96   $1.20   $1.19   $1.12   $1.10      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              5,119   4,197   1,896      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (03/03/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of
  period                                      $0.82   $0.81   $0.71   $0.68   $0.65   $0.51   $0.67   $0.83  $1.00
Accumulation unit value at end of period      $0.47   $0.82   $0.81   $0.71   $0.68   $0.65   $0.51   $0.67  $0.83
Number of accumulation units outstanding
  at end of period (000 omitted)              4,256   4,540   5,152   3,969   2,410     453     194     218     99
------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of
  period                                      $1.31   $1.33   $1.14   $1.10   $1.00      --      --      --     --
Accumulation unit value at end of period      $0.78   $1.31   $1.33   $1.14   $1.10      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 17      17       9       4       4      --      --      --     --
------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    93

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008    2007    2006    2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.32   $1.17   $1.19   $1.10   $1.02   $1.00      --      --     --
Accumulation unit value at end of period      $0.72   $1.32   $1.17   $1.19   $1.10   $1.02      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 31      32      32      29      29      29      --      --     --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.00   $1.00      --      --      --      --      --      --     --
Accumulation unit value at end of period      $0.54   $1.00      --      --      --      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                 --      --      --      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.39   $1.34   $1.18   $1.15   $1.06   $1.00      --      --     --
Accumulation unit value at end of period      $0.86   $1.39   $1.34   $1.18   $1.15   $1.06      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                259     266     256     250     302      59      --      --     --
------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                      $1.22   $1.17   $1.15   $1.15   $1.15   $1.15   $1.10   $1.05  $1.00
Accumulation unit value at end of period      $1.17   $1.22   $1.17   $1.15   $1.15   $1.15   $1.15   $1.10  $1.05
Number of accumulation units outstanding
  at end of period (000 omitted)              1,927   1,780   2,023   2,009   2,283   2,513   2,555   1,473    328
------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (03/03/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of
  period                                      $1.23   $1.31   $1.19   $1.15   $0.98   $0.68   $0.83   $0.90  $1.00
Accumulation unit value at end of period      $0.75   $1.23   $1.31   $1.19   $1.15   $0.98   $0.68   $0.83  $0.90
Number of accumulation units outstanding
  at end of period (000 omitted)                398     483     537     817     840     709     597     552     81
------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                      $2.77   $2.04   $1.54   $1.17   $1.00      --      --      --     --
Accumulation unit value at end of period      $1.27   $2.77   $2.04   $1.54   $1.17      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              3,582   2,132   1,922   1,178     160      --      --      --     --
------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.74   $1.57   $1.28   $1.14   $1.00      --      --      --     --
Accumulation unit value at end of period      $1.02   $1.74   $1.57   $1.28   $1.14      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                  4       4      --      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.41   $1.46   $1.28   $1.25   $1.08   $1.00      --      --     --
Accumulation unit value at end of period      $0.89   $1.41   $1.46   $1.28   $1.25   $1.08      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)             10,469   9,083   8,762   5,134     894      37      --      --     --
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.52   $1.50   $1.31   $1.22   $1.08   $1.00      --      --     --
Accumulation unit value at end of period      $1.01   $1.52   $1.50   $1.31   $1.22   $1.08      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                127     161     176     188     181      21      --      --     --
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                      $0.85   $1.00      --      --      --      --      --      --     --
Accumulation unit value at end of period      $0.47   $0.85      --      --      --      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              4,330   1,772      --      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.12   $1.00      --      --      --      --      --      --     --
Accumulation unit value at end of period      $0.59   $1.12      --      --      --      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                  6       8      --      --      --      --      --      --     --
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (11/06/2003)
Accumulation unit value at beginning of
  period                                      $1.82   $2.23   $1.64   $1.42   $1.06   $1.00      --      --     --
Accumulation unit value at end of period      $1.12   $1.82   $2.23   $1.64   $1.42   $1.06      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                106     103     109     127     115       8      --      --     --
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.75   $2.15   $1.58   $1.38   $1.00      --      --      --     --
Accumulation unit value at end of period      $1.07   $1.75   $2.15   $1.58   $1.38      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)                120     119     150      75      15      --      --      --     --
------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of
  period                                      $2.24   $1.95   $1.44   $1.20   $1.00      --      --      --     --
Accumulation unit value at end of period      $1.20   $2.24   $1.95   $1.44   $1.20      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              4,898   2,928   2,562   1,712     264      --      --      --     --
------------------------------------------------------------------------------------------------------------------



 94    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008    2007    2006    2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.40   $1.35   $1.27   $1.16   $1.00      --      --      --     --
Accumulation unit value at end of period      $0.83   $1.40   $1.35   $1.27   $1.16      --      --      --     --
Number of accumulation units outstanding
  at end of period (000 omitted)              3,607   2,886   1,545   1,215     162      --      --      --     --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                      $1.22   $1.15   $1.04   $1.01   $0.93   $0.78   $0.90   $0.99  $1.00
Accumulation unit value at end of period      $0.85   $1.22   $1.15   $1.04   $1.01   $0.93   $0.78   $0.90  $0.99
Number of accumulation units outstanding
  at end of period (000 omitted)              3,583   4,442   5,604   6,810   8,153   8,591   8,776  10,263  5,333
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                      $1.22   $1.25   $1.04   $1.02   $0.93   $0.75   $1.00   $1.09  $1.00
Accumulation unit value at end of period      $0.78   $1.22   $1.25   $1.04   $1.02   $0.93   $0.75   $1.00  $1.09
Number of accumulation units outstanding
  at end of period (000 omitted)                429     493     638     726     839     855     689     530    191
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                      $1.40   $1.38   $1.18   $1.14   $1.04   $0.84   $1.05   $1.13  $1.00
Accumulation unit value at end of period      $0.88   $1.40   $1.38   $1.18   $1.14   $1.04   $0.84   $1.05  $1.13
Number of accumulation units outstanding
  at end of period (000 omitted)              1,343   1,658   1,973   2,360   2,764   2,730   2,251   2,076    834
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (07/03/2000)
Accumulation unit value at beginning of
  period                                      $1.12   $1.01   $0.85   $0.78   $0.72   $0.56   $0.74   $0.89  $1.00
Accumulation unit value at end of period      $0.62   $1.12   $1.01   $0.85   $0.78   $0.72   $0.56   $0.74  $0.89
Number of accumulation units outstanding
  at end of period (000 omitted)                480     493     665     773     690     497     359     290    104
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                      $0.73   $0.72   $0.64   $0.66   $0.62   $0.51   $0.69   $0.87  $1.00
Accumulation unit value at end of period      $0.44   $0.73   $0.72   $0.64   $0.66   $0.62   $0.51   $0.69  $0.87
Number of accumulation units outstanding
  at end of period (000 omitted)                289     307     339     409     455     426     422     603    402
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                      $0.74   $0.70   $0.69   $0.66   $0.65   $0.52   $0.74   $0.95  $1.00
Accumulation unit value at end of period      $0.45   $0.74   $0.70   $0.69   $0.66   $0.65   $0.52   $0.74  $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)              5,612   6,882   8,353  10,032  11,951  12,549  11,956  12,882  6,802
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                      $1.11   $1.07   $1.04   $1.03   $1.04   $1.05   $1.05   $1.03  $1.00
Accumulation unit value at end of period      $1.12   $1.11   $1.07   $1.04   $1.03   $1.04   $1.05   $1.05  $1.03
Number of accumulation units outstanding
  at end of period (000 omitted)              1,576   1,806   1,930   2,450   3,240   4,153   5,698   7,943  3,801
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                      $0.56   $0.50   $0.42   $0.40   $0.35   $0.25   $0.41   $0.56  $1.00
Accumulation unit value at end of period      $0.33   $0.56   $0.50   $0.42   $0.40   $0.35   $0.25   $0.41  $0.56
Number of accumulation units outstanding
  at end of period (000 omitted)              1,594   2,155   2,639   3,452   3,962   3,982   3,821   3,996  1,923
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                      $1.41   $1.35   $1.32   $1.31   $1.27   $1.19   $1.12   $1.06  $1.00
Accumulation unit value at end of period      $1.42   $1.41   $1.35   $1.32   $1.31   $1.27   $1.19   $1.12  $1.06
Number of accumulation units outstanding
  at end of period (000 omitted)              1,055     916   1,048   1,095   1,315   1,278   1,671   1,386    644
------------------------------------------------------------------------------------------------------------------





                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    95

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                           2008     2007    2006    2005     2004     2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II
  SHARES (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.57    $1.58   $1.42   $1.36    $1.25    $0.95    $1.00       --      --
Accumulation unit value at end of period     $0.75    $1.57   $1.58   $1.42    $1.36    $1.25    $0.95       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,604    1,440   1,555   1,710    1,343       77       40       --      --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND,
  SERIES I SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                     $0.70    $0.64   $0.61   $0.57    $0.54    $0.42    $0.57    $0.75   $1.00
Accumulation unit value at end of period     $0.40    $0.70   $0.64   $0.61    $0.57    $0.54    $0.42    $0.57   $0.75
Number of accumulation units outstanding
  at end of period (000 omitted)             2,087    2,684   2,922   3,828    4,221    4,189    3,934    5,772   5,686
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND,
  SERIES II SHARES (03/01/2002)
Accumulation unit value at beginning of
  period                                     $1.29    $1.18   $1.13   $1.05    $1.00    $0.79    $1.00       --      --
Accumulation unit value at end of period     $0.73    $1.29   $1.18   $1.13    $1.05    $1.00    $0.79       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               739      755     334      38       49       28        1       --      --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES
  I SHARES (05/01/2000)
Accumulation unit value at beginning of
  period                                     $1.40    $1.28   $1.11   $1.03    $0.91    $0.68    $0.88    $0.97   $1.00
Accumulation unit value at end of period     $0.73    $1.40   $1.28   $1.11    $1.03    $0.91    $0.68    $0.88   $0.97
Number of accumulation units outstanding
  at end of period (000 omitted)                35       57      57     101      137      185      221      804     850
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES
  II SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                     $1.91    $1.75   $1.53   $1.42    $1.25    $0.94    $1.00       --      --
Accumulation unit value at end of period     $0.99    $1.91   $1.75   $1.53    $1.42    $1.25    $0.94       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                13       21      12      16       18        5       --       --      --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I
  SHARES (04/28/2006)
Accumulation unit value at beginning of
  period                                     $1.15    $1.08   $1.00      --       --       --       --       --      --
Accumulation unit value at end of period     $0.79    $1.15   $1.08      --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,937    2,548   3,049      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II
  SHARES (04/28/2006)
Accumulation unit value at beginning of
  period                                     $1.15    $1.08   $1.00      --       --       --       --       --      --
Accumulation unit value at end of period     $0.79    $1.15   $1.08      --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                --       11      11      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES
  II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.03    $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of period     $0.72    $1.03      --      --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                --       --      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND,
  SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.04    $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of period     $0.61    $1.04      --      --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,362    1,232      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES
  II SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.34    $1.25   $1.14   $1.08    $1.00       --       --       --      --
Accumulation unit value at end of period     $0.94    $1.34   $1.25   $1.14    $1.08       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               327      398     453     506      367       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of
  period                                     $1.00       --      --      --       --       --       --       --      --
Accumulation unit value at end of period     $0.82       --      --      --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                16       --      --      --       --       --       --       --      --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced Wealth Strategy
  Portfolio (Class B) on Sept. 26, 2008.
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.52    $0.44   $0.41   $0.40    $0.39    $0.27    $0.48    $0.65   $1.00
Accumulation unit value at end of period     $0.27    $0.52   $0.44   $0.41    $0.40    $0.39    $0.27    $0.48   $0.65
Number of accumulation units outstanding
  at end of period (000 omitted)               388      585     779   1,021    1,148    1,304    1,976    2,165   2,882
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of
  period                                     $1.67    $1.62   $1.40   $1.36    $1.24    $0.95    $1.00       --      --
Accumulation unit value at end of period     $0.97    $1.67   $1.62   $1.40    $1.36    $1.24    $0.95       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               221      215     226     208      211       31        1       --      --
-----------------------------------------------------------------------------------------------------------------------



 96    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008     2007    2006    2005     2004     2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO (CLASS B) (05/01/2000)
Accumulation unit value at beginning of
  period                                     $1.25    $1.21   $1.19   $1.18    $1.16    $1.14    $1.07    $1.01   $1.00
Accumulation unit value at end of period     $1.15    $1.25   $1.21   $1.19    $1.18    $1.16    $1.14    $1.07   $1.01
Number of accumulation units outstanding
  at end of period (000 omitted)               708      752     838     910      918      919    1,233      854     405
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.90    $1.83   $1.37   $1.20    $1.00       --       --       --      --
Accumulation unit value at end of period     $0.88    $1.90   $1.83   $1.37    $1.20       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             5,878    3,900   3,101   2,588    1,205       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.71    $0.64   $0.65   $0.57    $0.54    $0.44    $0.65    $0.80   $1.00
Accumulation unit value at end of period     $0.42    $0.71   $0.64   $0.65    $0.57    $0.54    $0.44    $0.65   $0.80
Number of accumulation units outstanding
  at end of period (000 omitted)               322      474     591     764      846      957    1,162    2,397   1,899
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.14    $1.05   $1.05   $1.05    $1.00       --       --       --      --
Accumulation unit value at end of period     $1.10    $1.14   $1.05   $1.05    $1.05       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             4,201    6,933   7,515   6,635    3,141       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.78    $1.53   $1.25   $1.12    $1.00       --       --       --      --
Accumulation unit value at end of period     $0.97    $1.78   $1.53   $1.25    $1.12       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                --       --      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.90    $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of period     $0.67    $0.90      --      --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                --       --      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.21    $1.02   $1.07   $1.06    $1.00       --       --       --      --
Accumulation unit value at end of period     $0.70    $1.21   $1.02   $1.07    $1.06       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,980    2,078   3,672   1,901      901       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.23    $1.32   $1.13   $1.09    $1.00       --       --       --      --
Accumulation unit value at end of period     $0.88    $1.23   $1.32   $1.13    $1.09       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                51       42      30      27       22       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of
  period                                     $1.07    $1.07   $1.00      --       --       --       --       --      --
Accumulation unit value at end of period     $0.79    $1.07   $1.07      --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,116    1,458   2,205      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.12    $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of period     $0.67    $1.12      --      --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             5,167    3,011      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.14    $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of period     $0.58    $1.14      --      --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                37        9      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.37    $1.43   $1.21   $1.17    $1.00       --       --       --      --
Accumulation unit value at end of period     $0.97    $1.37   $1.43   $1.21    $1.17       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,560    1,805      12      12        7       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.10    $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of period     $0.72    $1.10      --      --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                14       --      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    97

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008     2007    2006    2005     2004     2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - U.S. EQUITY FLEX III PORTFOLIO (05/01/2000)
(PREVIOUSLY CREDIT SUISSE TRUST - MID-CAP CORE PORTFOLIO)
Accumulation unit value at beginning of
  period                                     $0.98    $0.89   $0.89   $0.84    $0.76    $0.53    $0.77    $0.93   $1.00
Accumulation unit value at end of period     $0.60    $0.98   $0.89   $0.89    $0.84    $0.76    $0.53    $0.77   $0.93
Number of accumulation units outstanding
  at end of period (000 omitted)                38       32      34      35       37       38        9        9     103
-----------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.29    $1.29   $1.21   $1.13    $1.00       --       --       --      --
Accumulation unit value at end of period     $0.75    $1.29   $1.29   $1.21    $1.13       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                29       24      22      54       13       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.21    $1.08   $1.05   $1.03    $1.00       --       --       --      --
Accumulation unit value at end of period     $0.70    $1.21   $1.08   $1.05    $1.03       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               926      961   1,370     925      384       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                     $0.73    $0.69   $0.64   $0.62    $0.60    $0.48    $0.69    $0.90   $1.00
Accumulation unit value at end of period     $0.47    $0.73   $0.69   $0.64    $0.62    $0.60    $0.48    $0.69   $0.90
Number of accumulation units outstanding
  at end of period (000 omitted)               116      243     363     505      504      486      476      792     355
-----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.27    $1.21   $1.05   $1.03    $1.00       --       --       --      --
Accumulation unit value at end of period     $0.88    $1.27   $1.21   $1.05    $1.03       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                21       21      21      21       21       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.09    $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of period     $0.62    $1.09      --      --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                --       --      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.55    $1.51   $1.26   $1.14    $1.00       --       --       --      --
Accumulation unit value at end of period     $0.95    $1.55   $1.51   $1.26    $1.14       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                30       35      19      15       16       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.98    $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of period     $0.71    $0.98      --      --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,569    1,806      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.15    $1.12   $1.09   $1.08    $1.06    $1.04    $1.00       --      --
Accumulation unit value at end of period     $0.91    $1.15   $1.12   $1.09    $1.08    $1.06    $1.04       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,317    3,255   3,452   3,450    1,863      223       92       --      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.39    $1.33   $1.23   $1.19    $1.14    $1.00    $1.00       --      --
Accumulation unit value at end of period     $0.74    $1.39   $1.33   $1.23    $1.19    $1.14    $1.00       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                31      110     138     121      152       48       --       --      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.37    $1.34   $1.29   $1.32    $1.24    $1.08    $1.00       --      --
Accumulation unit value at end of period     $0.95    $1.37   $1.34   $1.29    $1.32    $1.24    $1.08       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             3,010    3,950   4,078   3,838    2,460       56        6       --      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (08/30/2002)
Accumulation unit value at beginning of
  period                                     $1.66    $1.56   $1.41   $1.31    $1.22    $0.96    $1.00       --      --
Accumulation unit value at end of period     $1.09    $1.66   $1.56   $1.41    $1.31    $1.22    $0.96       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               438      532     666     436      341       98       --       --      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.88    $1.72   $1.58   $1.51    $1.35    $0.98    $1.00       --      --
Accumulation unit value at end of period     $1.08    $1.88   $1.72   $1.58    $1.51    $1.35    $0.98       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               467      552     604     596       87       16        6       --      --
-----------------------------------------------------------------------------------------------------------------------



 98    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008     2007    2006    2005     2004     2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.39    $1.37   $1.28   $1.29    $1.20    $1.04    $1.00       --      --
Accumulation unit value at end of period     $1.01    $1.39   $1.37   $1.28    $1.29    $1.20    $1.04       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,186    1,490   1,571   1,593      749       85       19       --      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $2.19    $1.94   $1.60   $1.41    $1.20    $0.93    $1.00       --      --
Accumulation unit value at end of period     $1.26    $2.19   $1.94   $1.60    $1.41    $1.20    $0.93       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               816      948   1,014     756      341      115       14       --      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.63    $1.48   $1.42   $1.39    $1.32    $0.96    $1.00       --      --
Accumulation unit value at end of period     $1.17    $1.63   $1.48   $1.42    $1.39    $1.32    $0.96       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,350    1,765   1,849   1,491      742       91       44       --      --
-----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.69    $1.86   $1.56   $1.43    $1.21    $0.95    $1.00       --      --
Accumulation unit value at end of period     $1.14    $1.69   $1.86   $1.56    $1.43    $1.21    $0.95       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               339      670     700     721      661       68       22       --      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
  period                                     $1.30    $1.21   $1.10   $1.06    $1.02    $0.91    $1.00       --      --
Accumulation unit value at end of period     $0.84    $1.30   $1.21   $1.10    $1.06    $1.02    $0.91       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                 7       75      74      73       73       64       --       --      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (08/30/2002)
Accumulation unit value at beginning of
  period                                     $2.02    $1.75   $1.60   $1.39    $1.22    $0.97    $1.00       --      --
Accumulation unit value at end of period     $1.14    $2.02   $1.75   $1.60    $1.39    $1.22    $0.97       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             8,396    8,594   8,681   5,575    2,931       54        1       --      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
  period                                     $1.49    $1.42   $1.27   $1.06    $1.07    $0.87    $0.95    $1.00      --
Accumulation unit value at end of period     $0.86    $1.49   $1.42   $1.27    $1.06    $1.07    $0.87    $0.95      --
Number of accumulation units outstanding
  at end of period (000 omitted)               136      160     183     152      183      196       85       61      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                     $1.20    $1.09   $0.98   $0.92    $0.89    $0.73    $0.89    $0.99   $1.00
Accumulation unit value at end of period     $0.69    $1.20   $1.09   $0.98    $0.92    $0.89    $0.73    $0.89   $0.99
Number of accumulation units outstanding
  at end of period (000 omitted)               728      920   1,003   1,225    1,269      914      828      805     637
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
  period                                     $1.37    $1.25   $1.12   $1.06    $1.02    $0.85    $1.00       --      --
Accumulation unit value at end of period     $0.79    $1.37   $1.25   $1.12    $1.06    $1.02    $0.85       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               104      158     164     204      199       39       --       --      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
  period                                     $1.31    $1.05   $1.00   $0.96    $0.95    $0.73    $1.00       --      --
Accumulation unit value at end of period     $0.68    $1.31   $1.05   $1.00    $0.96    $0.95    $0.73       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               243      376     414     430      405       56       41       --      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
  period                                     $1.39    $1.37   $1.26   $1.25    $1.16    $0.93    $0.91    $1.00      --
Accumulation unit value at end of period     $1.02    $1.39   $1.37   $1.26    $1.25    $1.16    $0.93    $0.91      --
Number of accumulation units outstanding
  at end of period (000 omitted)               211      343     419     493      560      508      136       42      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.09    $1.06   $1.04   $1.03    $1.00       --       --       --      --
Accumulation unit value at end of period     $1.04    $1.09   $1.06   $1.04    $1.03       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             6,072    6,714   3,940   2,496    1,433       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                     $2.38    $2.09   $1.88   $1.62    $1.32    $0.96    $1.09    $1.14   $1.00
Accumulation unit value at end of period     $1.42    $2.38   $2.09   $1.88    $1.62    $1.32    $0.96    $1.09   $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)               418      551     655   1,057    1,142    1,305    1,744    3,297   3,650
-----------------------------------------------------------------------------------------------------------------------



                                     RIVERSOURCE VARIABLE ANNUITY ACCOUNT    99

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008     2007    2006    2005     2004     2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
  period                                     $2.30    $2.03   $1.83   $1.57    $1.28    $0.94    $1.06    $1.00      --
Accumulation unit value at end of period     $1.37    $2.30   $2.03   $1.83    $1.57    $1.28    $0.94    $1.06      --
Number of accumulation units outstanding
  at end of period (000 omitted)             3,076    2,685   2,508   2,180    1,888    1,114      559      156      --
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                     $1.28    $1.11   $0.96   $0.81    $0.73    $0.52    $0.66    $0.85   $1.00
Accumulation unit value at end of period     $0.71    $1.28   $1.11   $0.96    $0.81    $0.73    $0.52    $0.66   $0.85
Number of accumulation units outstanding
  at end of period (000 omitted)               143      204     215     173      188      186      165      476     506
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of
  period                                     $1.89    $1.64   $1.41   $1.20    $1.08    $1.00       --       --      --
Accumulation unit value at end of period     $1.04    $1.89   $1.64   $1.41    $1.20    $1.08       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,472    1,405   1,396   1,584    1,158       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
  period                                     $2.27    $2.91   $2.45   $2.19    $1.69    $1.26    $1.26    $1.18   $1.00
Accumulation unit value at end of period     $1.29    $2.27   $2.91   $2.45    $2.19    $1.69    $1.26    $1.26   $1.18
Number of accumulation units outstanding
  at end of period (000 omitted)               437      618     601     752      890      771      926      232      92
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.67    $1.64   $1.40   $1.40    $1.25    $0.96    $0.98    $0.99   $1.00
Accumulation unit value at end of period     $1.16    $1.67   $1.64   $1.40    $1.40    $1.25    $0.96    $0.98   $0.99
Number of accumulation units outstanding
  at end of period (000 omitted)             3,114    4,129   4,204   4,019    3,719    2,346    1,370    1,111     101
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.23    $1.28   $1.11   $1.09    $1.00       --       --       --      --
Accumulation unit value at end of period     $0.88    $1.23   $1.28   $1.11    $1.09       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                95      128      76      63       40       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
  period                                     $1.65    $1.72   $1.49   $1.39    $1.14    $0.88    $1.00       --      --
Accumulation unit value at end of period     $1.09    $1.65   $1.72   $1.49    $1.39    $1.14    $0.88       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               371      527     594     613      496      190       61       --      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
  period                                     $0.64    $0.58   $0.54   $0.53    $0.48    $0.35    $0.51    $0.61   $1.00
Accumulation unit value at end of period     $0.36    $0.64   $0.58   $0.54    $0.53    $0.48    $0.35    $0.51   $0.61
Number of accumulation units outstanding
  at end of period (000 omitted)             1,229    1,684   2,300   3,049    3,250    2,995    2,561    2,597     797
-----------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.81    $1.77   $1.52   $1.39    $1.26    $1.02    $1.17    $1.11   $1.00
Accumulation unit value at end of period     $1.12    $1.81   $1.77   $1.52    $1.39    $1.26    $1.02    $1.17   $1.11
Number of accumulation units outstanding
  at end of period (000 omitted)             5,550    8,671   9,715   9,517    9,666    1,946    1,063      324      39
-----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
  period                                     $1.88    $1.65   $1.38   $1.27    $1.09    $0.84    $1.00       --      --
Accumulation unit value at end of period     $1.10    $1.88   $1.65   $1.38    $1.27    $1.09    $0.84       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               471      644     681     641      671      256       76       --      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of
  period                                     $1.35    $1.23   $1.11   $1.16    $1.00       --       --       --      --
Accumulation unit value at end of period     $1.41    $1.35   $1.23   $1.11    $1.16       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             4,772    5,826   4,149   2,582    1,266       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.46    $1.44   $1.20   $1.12    $1.00       --       --       --      --
Accumulation unit value at end of period     $0.83    $1.46   $1.44   $1.20    $1.12       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               244      368     274     253      238       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT CAPITAL GROWTH FUND - INSTITUTIONAL SHARES (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.88    $0.81   $0.76   $0.75    $0.70    $0.57    $0.77    $0.91   $1.00
Accumulation unit value at end of period     $0.51    $0.88   $0.81   $0.76    $0.75    $0.70    $0.57    $0.77   $0.91
Number of accumulation units outstanding
  at end of period (000 omitted)                63       64      60      86      112      106       86       56      89
-----------------------------------------------------------------------------------------------------------------------



 100    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008     2007    2006    2005     2004     2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                     $2.97    $2.92   $2.55   $2.30    $1.85    $1.47    $1.56    $1.41   $1.00
Accumulation unit value at end of period     $1.84    $2.97   $2.92   $2.55    $2.30    $1.85    $1.47    $1.56   $1.41
Number of accumulation units outstanding
  at end of period (000 omitted)             2,405    2,604   2,667   2,107    1,519      906      799      626     220
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - INSTITUTIONAL SHARES (05/01/2000)
Accumulation unit value at beginning of
  period                                     $1.16    $1.09   $0.91   $0.81    $0.72    $0.54    $0.67    $0.88   $1.00
Accumulation unit value at end of period     $0.62    $1.16   $1.09   $0.91    $0.81    $0.72    $0.54    $0.67   $0.88
Number of accumulation units outstanding
  at end of period (000 omitted)                22       93      91      60       73       49       50       68      77
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.00    $1.03   $0.93   $0.88    $0.78    $0.61    $0.79    $0.92   $1.00
Accumulation unit value at end of period     $0.62    $1.00   $1.03   $0.93    $0.88    $0.78    $0.61    $0.79   $0.92
Number of accumulation units outstanding
  at end of period (000 omitted)             1,011    1,408   1,710   1,799    1,866    1,380    1,247    1,017     587
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.49    $0.41   $0.38   $0.35    $0.35    $0.24    $0.42    $0.68   $1.00
Accumulation unit value at end of period     $0.27    $0.49   $0.41   $0.38    $0.35    $0.35    $0.24    $0.42   $0.68
Number of accumulation units outstanding
  at end of period (000 omitted)                57       77      91     125      163      254      254      633     769
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (05/01/2000)
(PREVIOUSLY JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of
  period                                     $1.61    $1.28   $0.88   $0.68    $0.58    $0.44    $0.60    $0.80   $1.00
Accumulation unit value at end of period     $0.76    $1.61   $1.28   $0.88    $0.68    $0.58    $0.44    $0.60   $0.80
Number of accumulation units outstanding
  at end of period (000 omitted)               293      440     388     392      446      799      541    1,195   1,077
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2000)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of
  period                                     $0.74    $0.65   $0.59   $0.58    $0.56    $0.44    $0.60    $0.82   $1.00
Accumulation unit value at end of period     $0.44    $0.74   $0.65   $0.59    $0.58    $0.56    $0.44    $0.60   $0.82
Number of accumulation units outstanding
  at end of period (000 omitted)             8,263    5,758     822   1,146    1,326    1,650    2,346    3,152   4,333
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (05/01/2000)
(PREVIOUSLY JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of
  period                                     $0.69    $0.57   $0.51   $0.46    $0.39    $0.30    $0.42    $0.70   $1.00
Accumulation unit value at end of period     $0.38    $0.69   $0.57   $0.51    $0.46    $0.39    $0.30    $0.42   $0.70
Number of accumulation units outstanding
  at end of period (000 omitted)               151      187     202     304      370      411      456      951   1,050
-----------------------------------------------------------------------------------------------------------------------
JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO* (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.90    $0.90   $0.78   $0.78    $0.73    $0.58    $0.78    $0.89   $1.00
Accumulation unit value at end of period     $0.59    $0.90   $0.90   $0.78    $0.78    $0.73    $0.58    $0.78   $0.89
Number of accumulation units outstanding
  at end of period (000 omitted)               144      141     142     217      251      276      243      230     225
*JPMorgan U.S. Large Cap Core Equity Portfolio merged into JPMorgan Insurance Trust Diversified Equity Portfolio on
  April 24, 2009. In addition, JPMorgan Insurance Trust Diversified Equity Portfolio changed its name to JPMorgan
  Insurance Trust U.S. Equity Portfolio - Class 1 Shares.
-----------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
  period                                     $1.28    $1.17   $0.97   $0.89    $0.79    $0.62    $0.71    $0.95   $1.00
Accumulation unit value at end of period     $0.80    $1.28   $1.17   $0.97    $0.89    $0.79    $0.62    $0.71   $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)                73       72      74      31       34       --       --       --      11
-----------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO - SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
  period                                     $1.16    $1.19   $1.03   $1.01    $0.92    $0.75    $0.91    $1.00   $1.00
Accumulation unit value at end of period     $0.74    $1.16   $1.19   $1.03    $1.01    $0.92    $0.75    $0.91   $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)                56       55      57      57       55       38       38       23      18
-----------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.03    $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of period     $0.60    $1.03      --      --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                 2        2      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
LVIP BARON GROWTH OPPORTUNITIES FUND - SERVICE CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                     $1.67    $1.64   $1.44   $1.41    $1.14    $0.89    $1.06    $0.95   $1.00
Accumulation unit value at end of period     $1.00    $1.67   $1.64   $1.44    $1.41    $1.14    $0.89    $1.06   $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)               344      389     406     431      497      556       47      100      44
-----------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    101

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008     2007    2006    2005     2004     2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of
  period                                     $1.30    $1.19   $1.13   $1.10    $1.02    $1.00       --       --      --
Accumulation unit value at end of period     $0.81    $1.30   $1.19   $1.13    $1.10    $1.02       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                39       41      46      48       34       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.11    $1.02   $0.92   $0.87    $0.79    $0.66    $0.84    $1.02   $1.00
Accumulation unit value at end of period     $0.73    $1.11   $1.02   $0.92    $0.87    $0.79    $0.66    $0.84   $1.02
Number of accumulation units outstanding
  at end of period (000 omitted)               821      940   1,195   1,812    1,911    1,935    1,503    1,473     440
-----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
  period                                     $1.33    $1.22   $1.10   $1.04    $0.95    $0.80    $1.00       --      --
Accumulation unit value at end of period     $0.87    $1.33   $1.22   $1.10    $1.04    $0.95    $0.80       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                40       59      59      48       50       39       --       --      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.97    $0.96   $0.86   $0.83    $0.79    $0.60    $0.89    $0.95   $1.00
Accumulation unit value at end of period     $0.58    $0.97   $0.96   $0.86    $0.83    $0.79    $0.60    $0.89   $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)                74       97     125     155      314      440      403    1,229   1,292
-----------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
  period                                     $1.17    $1.16   $1.04   $1.01    $0.96    $0.73    $1.00       --      --
Accumulation unit value at end of period     $0.70    $1.17   $1.16   $1.04    $1.01    $0.96    $0.73       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                27       28      36      37       44       14        9       --      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES - INITIAL CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                     $0.94    $0.84   $0.77   $0.73    $0.64    $0.52    $0.70    $0.90   $1.00
Accumulation unit value at end of period     $0.59    $0.94   $0.84   $0.77    $0.73    $0.64    $0.52    $0.70   $0.90
Number of accumulation units outstanding
  at end of period (000 omitted)               105      143     160     253      401      360      915    1,090   1,014
-----------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
  period                                     $1.32    $1.29   $1.17   $1.16    $1.06    $0.93    $1.00       --      --
Accumulation unit value at end of period     $1.01    $1.32   $1.29   $1.17    $1.16    $1.06    $0.93       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,106    1,837   1,838   1,817    1,812      261       26       --      --
-----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.55    $1.23   $0.95   $0.83    $0.64    $0.48    $0.63    $0.85   $1.00
Accumulation unit value at end of period     $0.95    $1.55   $1.23   $0.95    $0.83    $0.64    $0.48    $0.63   $0.85
Number of accumulation units outstanding
  at end of period (000 omitted)             1,163    1,429   1,801   2,285    2,496    2,767    2,321    2,824   1,785
-----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
  period                                     $2.70    $2.15   $1.67   $1.45    $1.14    $0.85    $1.00       --      --
Accumulation unit value at end of period     $1.66    $2.70   $2.15   $1.67    $1.45    $1.14    $0.85       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                65       67      54      78       55       11       10       --      --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                     $1.61    $1.43   $1.35   $1.31    $1.24    $0.97    $1.00       --      --
Accumulation unit value at end of period     $0.86    $1.61   $1.43   $1.35    $1.31    $1.24    $0.97       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,122    2,102   2,445   2,161    1,178       41        4       --      --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
  period                                     $1.73    $1.65   $1.43   $1.27    $1.09    $0.77    $1.00       --      --
Accumulation unit value at end of period     $1.01    $1.73   $1.65   $1.43    $1.27    $1.09    $0.77       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               947    1,359   1,356   1,219    1,120      508       78       --      --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of
  period                                     $1.17    $1.19   $1.11   $1.10    $1.03    $1.00       --       --      --
Accumulation unit value at end of period     $0.25    $1.17   $1.19   $1.11    $1.10    $1.03       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                32       30      60      39       69        1       --       --      --
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (07/31/2002)
Accumulation unit value at beginning of
  period                                     $1.88    $1.94   $1.72   $1.59    $1.35    $0.95    $1.00       --      --
Accumulation unit value at end of period     $1.15    $1.88   $1.94   $1.72    $1.59    $1.35    $0.95       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               127      165     175     207      177       47        5       --      --
-----------------------------------------------------------------------------------------------------------------------



 102    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008     2007    2006    2005     2004     2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
  period                                     $1.46    $1.35   $1.28   $1.27    $1.19    $1.03    $1.00       --      --
Accumulation unit value at end of period     $1.23    $1.46   $1.35   $1.28    $1.27    $1.19    $1.03       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             7,051    7,734   5,050   3,662    2,643      514       73       --      --
-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.03    $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of period     $0.86    $1.03      --      --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             4,862    3,846      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of
  period                                     $1.23    $1.32   $1.16   $1.12    $1.02    $0.81    $1.00       --      --
Accumulation unit value at end of period     $0.74    $1.23   $1.32   $1.16    $1.12    $1.02    $0.81       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                71       95      91      83       76       26       22       --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of
  period                                     $1.14    $1.16   $1.15   $1.03    $0.98    $0.84    $1.00       --      --
Accumulation unit value at end of period     $0.93    $1.14   $1.16   $1.15    $1.03    $0.98    $0.84       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               236      215     257     241      279      147       12       --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of
  period                                     $1.19    $1.15   $1.12   $1.11    $1.08    $1.05    $1.00       --      --
Accumulation unit value at end of period     $0.90    $1.19   $1.15   $1.12    $1.11    $1.08    $1.05       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                27       26      25      24       19       12       12       --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.02    $0.96   $0.76   $0.69    $0.60    $0.48    $0.59    $0.75   $1.00
Accumulation unit value at end of period     $0.57    $1.02   $0.96   $0.76    $0.69    $0.60    $0.48    $0.59   $0.75
Number of accumulation units outstanding
  at end of period (000 omitted)             1,501    2,217   2,623   3,009    3,491    3,064    3,437    4,040   2,678
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of
  period                                     $1.25    $1.27   $1.15   $1.12    $1.05    $1.00       --       --      --
Accumulation unit value at end of period     $0.76    $1.25   $1.27   $1.15    $1.12    $1.05       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                 6        6       6      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.24    $1.44   $1.25   $1.18    $1.00       --       --       --      --
Accumulation unit value at end of period     $0.74    $1.24   $1.44   $1.25    $1.18       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                64       74     579      56       56       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                     $0.59    $0.58   $0.56   $0.50    $0.43    $0.33    $0.48    $0.74   $1.00
Accumulation unit value at end of period     $0.32    $0.59   $0.58   $0.56    $0.50    $0.43    $0.33    $0.48   $0.74
Number of accumulation units outstanding
  at end of period (000 omitted)             1,674    2,462   2,581   3,228    3,619    3,345    3,966    4,624   2,513
-----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND* (11/06/2003)
Accumulation unit value at beginning of
  period                                     $1.47    $1.48   $1.30   $1.21    $1.07    $1.00       --       --      --
Accumulation unit value at end of period     $0.90    $1.47   $1.48   $1.30    $1.21    $1.07       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               308      285     212      91       91       --       --       --      --
*RidgeWorth Variable Trust Large Cap Core Equity Fund liquidated on April 24, 2009.
-----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND* (11/06/2003)
Accumulation unit value at beginning of
  period                                     $1.33    $1.17   $1.07   $1.10    $1.04    $1.00       --       --      --
Accumulation unit value at end of period     $0.78    $1.33   $1.17   $1.07    $1.10    $1.04       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               846      901     997     929      369       --       --       --      --
*RidgeWorth Variable Trust Large Cap Growth Stock Fund liquidated on April 24, 2009.
-----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND* (11/06/2003)
Accumulation unit value at beginning of
  period                                     $1.52    $1.49   $1.23   $1.21    $1.06    $1.00       --       --      --
Accumulation unit value at end of period     $1.00    $1.52   $1.49   $1.23    $1.21    $1.06       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                 8        8       8      10        7       --       --       --      --
*RidgeWorth Variable Trust Large Cap Value Equity Fund liquidated on April 24, 2009.
-----------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    103

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008     2007    2006    2005     2004     2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND* (11/06/2003)
Accumulation unit value at beginning of
  period                                     $1.52    $1.47   $1.35   $1.20    $1.04    $1.00       --       --      --
Accumulation unit value at end of period     $0.89    $1.52   $1.47   $1.35    $1.20    $1.04       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                --       --      --      --       --       --       --       --      --
*RidgeWorth Variable Trust Mid-Cap Core Equity Fund liquidated on April 24, 2009.
-----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND* (11/06/2003)
Accumulation unit value at beginning of
  period                                     $1.66    $1.65   $1.44   $1.31    $1.07    $1.00       --       --      --
Accumulation unit value at end of period     $1.10    $1.66   $1.65   $1.44    $1.31    $1.07       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               740      786     681     674      379       --       --       --      --
*RidgeWorth Variable Trust Small Cap Value Equity Fund liquidated on April 24, 2009.
-----------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                     $2.74    $2.68   $2.24   $2.04    $1.82    $1.24    $1.44    $1.13   $1.00
Accumulation unit value at end of period     $1.53    $2.74   $2.68   $2.24    $2.04    $1.82    $1.24    $1.44   $1.13
Number of accumulation units outstanding
  at end of period (000 omitted)               283      290     295     390      429      432      599      467     173
-----------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO, INVESTMENT CLASS (05/01/2000)
Accumulation unit value at beginning of
  period                                     $2.35    $2.43   $2.14   $2.00    $1.62    $1.17    $1.38    $1.15   $1.00
Accumulation unit value at end of period     $1.68    $2.35   $2.43   $2.14    $2.00    $1.62    $1.17    $1.38   $1.15
Number of accumulation units outstanding
  at end of period (000 omitted)               120      134     150     217      233      228      227      115     284
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.99    $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of period     $0.60    $0.99      --      --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             4,217    2,528      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.30    $1.24   $1.09   $1.10    $1.00       --       --       --      --
Accumulation unit value at end of period     $0.81    $1.30   $1.24   $1.09    $1.10       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                --       --      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (05/01/2002)
Accumulation unit value at beginning of
  period                                     $1.47    $1.56   $1.32   $1.27    $1.07    $0.79    $1.00       --      --
Accumulation unit value at end of period     $0.99    $1.47   $1.56   $1.32    $1.27    $1.07    $0.79       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,730    2,965   2,526   2,431    1,175       48       22       --      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (05/01/2000)
Accumulation unit value at beginning of
  period                                     $1.05    $1.05   $0.93   $0.91    $0.84    $0.71    $0.83    $0.94   $1.00
Accumulation unit value at end of period     $0.72    $1.05   $1.05   $0.93    $0.91    $0.84    $0.71    $0.83   $0.94
Number of accumulation units outstanding
  at end of period (000 omitted)               709      764     787   1,045    1,151      439      426      178      51
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (05/01/2000)
Accumulation unit value at beginning of
  period                                     $1.10    $1.07   $1.04   $1.03    $1.03    $1.04    $1.05    $1.03   $1.00
Accumulation unit value at end of period     $1.11    $1.10   $1.07   $1.04    $1.03    $1.03    $1.04    $1.05   $1.03
Number of accumulation units outstanding
  at end of period (000 omitted)             4,620    2,288   1,592   2,283    1,884    2,410    4,222    3,979   2,613
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (05/01/2000)
Accumulation unit value at beginning of
  period                                     $1.29    $1.25   $1.21   $1.21    $1.17    $1.14    $1.09    $1.03   $1.00
Accumulation unit value at end of period     $1.19    $1.29   $1.25   $1.21    $1.21    $1.17    $1.14    $1.09   $1.03
Number of accumulation units outstanding
  at end of period (000 omitted)            11,223   11,858   7,847   4,589    4,594      337      264      317      64
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.97    $1.85   $1.57   $1.40    $1.20    $0.87    $1.09    $1.08   $1.00
Accumulation unit value at end of period     $1.15    $1.97   $1.85   $1.57    $1.40    $1.20    $0.87    $1.09   $1.08
Number of accumulation units outstanding
  at end of period (000 omitted)             7,758    5,845   5,092   2,962    1,191      666      368      223      66
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                     $1.09    $1.03   $1.00      --       --       --       --       --      --
Accumulation unit value at end of period     $1.08    $1.09   $1.03      --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             4,634    4,805   3,021      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (05/01/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of
  period                                     $0.55    $0.55   $0.50   $0.47    $0.44    $0.36    $0.50    $0.74   $1.00
Accumulation unit value at end of period     $0.30    $0.55   $0.55   $0.50    $0.47    $0.44    $0.36    $0.50   $0.74
Number of accumulation units outstanding
  at end of period (000 omitted)             2,901    2,181      97     109       80      141       35       83     211
-----------------------------------------------------------------------------------------------------------------------



 104    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008     2007    2006    2005     2004     2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.26    $1.25   $1.15   $1.12    $1.02    $0.83    $0.90    $0.87   $1.00
Accumulation unit value at end of period     $0.93    $1.26   $1.25   $1.15    $1.12    $1.02    $0.83    $0.90   $0.87
Number of accumulation units outstanding
  at end of period (000 omitted)             1,243    1,496   1,611   1,087      834      579      835      633     310
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of
  period                                     $1.20    $1.19   $1.12   $1.10    $1.00       --       --       --      --
Accumulation unit value at end of period     $0.96    $1.20   $1.19   $1.12    $1.10       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,833    2,352     987      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (03/03/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of
  period                                     $0.82    $0.81   $0.71   $0.68    $0.65    $0.51    $0.67    $0.83   $1.00
Accumulation unit value at end of period     $0.47    $0.82   $0.81   $0.71    $0.68    $0.65    $0.51    $0.67   $0.83
Number of accumulation units outstanding
  at end of period (000 omitted)             8,098    8,999   9,362   9,338    7,431      384      138      565     479
-----------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of
  period                                     $1.30    $1.33   $1.13   $1.10    $1.00       --       --       --      --
Accumulation unit value at end of period     $0.78    $1.30   $1.33   $1.13    $1.10       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                18       15      18      18       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (08/30/2002)
Accumulation unit value at beginning of
  period                                     $1.58    $1.41   $1.43   $1.32    $1.23    $1.02    $1.00       --      --
Accumulation unit value at end of period     $0.86    $1.58   $1.41   $1.43    $1.32    $1.23    $1.02       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               240      239     280     321      231       14       11       --      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.00    $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of period     $0.54    $1.00      --      --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                --       --      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/06/2003)
Accumulation unit value at beginning of
  period                                     $1.39    $1.34   $1.18   $1.15    $1.06    $1.00       --       --      --
Accumulation unit value at end of period     $0.86    $1.39   $1.34   $1.18    $1.15    $1.06       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               114       63      12      10       10       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.21    $1.17   $1.14   $1.14    $1.15    $1.15    $1.10    $1.05   $1.00
Accumulation unit value at end of period     $1.16    $1.21   $1.17   $1.14    $1.14    $1.15    $1.15    $1.10   $1.05
Number of accumulation units outstanding
  at end of period (000 omitted)             2,604    3,169   3,280   3,298    3,266    2,667    2,375    1,609     272
-----------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (03/03/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of
  period                                     $1.23    $1.30   $1.18   $1.15    $0.98    $0.67    $0.83    $0.90   $1.00
Accumulation unit value at end of period     $0.74    $1.23   $1.30   $1.18    $1.15    $0.98    $0.67    $0.83   $0.90
Number of accumulation units outstanding
  at end of period (000 omitted)               451      601     679     723      878      759      350      367     173
-----------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                     $2.77    $2.03   $1.54   $1.17    $1.00       --       --       --      --
Accumulation unit value at end of period     $1.26    $2.77   $2.03   $1.54    $1.17       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             2,595    1,758   1,815   1,627      822       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.74    $1.57   $1.28   $1.14    $1.00       --       --       --      --
Accumulation unit value at end of period     $1.02    $1.74   $1.57   $1.28    $1.14       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                --       --      --      --      246       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (05/01/2000)
Accumulation unit value at beginning of
  period                                     $2.54    $2.71   $2.37   $2.10    $1.78    $1.27    $1.44    $1.29   $1.00
Accumulation unit value at end of period     $1.41    $2.54   $2.71   $2.37    $2.10    $1.78    $1.27    $1.44   $1.29
Number of accumulation units outstanding
  at end of period (000 omitted)               127      187     205     377      425      433      865      548     486
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                     $1.65    $1.71   $1.50   $1.46    $1.26    $0.98    $1.00       --      --
Accumulation unit value at end of period     $1.04    $1.65   $1.71   $1.50    $1.46    $1.26    $0.98       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             8,832    8,528   8,457   6,565    3,087       53        9       --      --
-----------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    105

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008     2007    2006    2005     2004     2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                     $1.70    $1.68   $1.47   $1.36    $1.21    $0.96    $1.00       --      --
Accumulation unit value at end of period     $1.13    $1.70   $1.68   $1.47    $1.36    $1.21    $0.96       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                64      289     209     211      231       50        2       --      --
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $0.85    $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of period     $0.46    $0.85      --      --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             1,784      683      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                     $1.12    $1.00      --      --       --       --       --       --      --
Accumulation unit value at end of period     $0.59    $1.12      --      --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                --       --      --      --       --       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                     $2.24    $2.74   $2.01   $1.75    $1.30    $0.96    $1.00       --      --
Accumulation unit value at end of period     $1.37    $2.24   $2.74   $2.01    $1.75    $1.30    $0.96       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                66       43      49      36       32       16       --       --      --
-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                     $1.75    $2.15   $1.58   $1.38    $1.00       --       --       --      --
Accumulation unit value at end of period     $1.07    $1.75   $2.15   $1.58    $1.38       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               291      308     212     256      204       --       --       --      --
-----------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (05/01/2000)
Accumulation unit value at beginning of
  period                                     $1.63    $1.42   $1.05   $0.88    $0.68    $0.47    $0.55    $0.71   $1.00
Accumulation unit value at end of period     $0.87    $1.63   $1.42   $1.05    $0.88    $0.68    $0.47    $0.55   $0.71
Number of accumulation units outstanding
  at end of period (000 omitted)             3,854    2,616   2,570   2,094    1,370      371      397      402     434
-----------------------------------------------------------------------------------------------------------------------
WANGER USA (05/01/2000)
Accumulation unit value at beginning of
  period                                     $1.86    $1.79   $1.68   $1.54    $1.32    $0.93    $1.14    $1.04   $1.00
Accumulation unit value at end of period     $1.10    $1.86   $1.79   $1.68    $1.54    $1.32    $0.93    $1.14   $1.04
Number of accumulation units outstanding
  at end of period (000 omitted)             2,159    1,972   1,471   1,241      640      107       67       77      31
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.22    $1.15   $1.04   $1.00    $0.93    $0.77    $0.90    $0.98   $1.00
Accumulation unit value at end of period     $0.85    $1.22   $1.15   $1.04    $1.00    $0.93    $0.77    $0.90   $0.98
Number of accumulation units outstanding
  at end of period (000 omitted)             3,123    4,566   5,992   7,230    7,602    8,104    7,521    7,089   2,048
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.21    $1.24   $1.03   $1.02    $0.93    $0.75    $1.00    $1.09   $1.00
Accumulation unit value at end of period     $0.77    $1.21   $1.24   $1.03    $1.02    $0.93    $0.75    $1.00   $1.09
Number of accumulation units outstanding
  at end of period (000 omitted)             1,093    1,116   1,140   1,089    1,072      883      714      448      53
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.39    $1.38   $1.18   $1.14    $1.04    $0.83    $1.05    $1.13   $1.00
Accumulation unit value at end of period     $0.87    $1.39   $1.38   $1.18    $1.14    $1.04    $0.83    $1.05   $1.13
Number of accumulation units outstanding
  at end of period (000 omitted)             1,227    1,702   2,527   3,235    3,406    3,317    3,205    1,972     437
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (07/03/2000)
Accumulation unit value at beginning of
  period                                     $1.11    $1.00   $0.84   $0.78    $0.72    $0.56    $0.74    $0.89   $1.00
Accumulation unit value at end of period     $0.62    $1.11   $1.00   $0.84    $0.78    $0.72    $0.56    $0.74   $0.89
Number of accumulation units outstanding
  at end of period (000 omitted)               410      603     795     693      774      667      537      375      74
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                     $0.73    $0.72   $0.63   $0.66    $0.62    $0.51    $0.69    $0.87   $1.00
Accumulation unit value at end of period     $0.43    $0.73   $0.72   $0.63    $0.66    $0.62    $0.51    $0.69   $0.87
Number of accumulation units outstanding
  at end of period (000 omitted)               740      841     721   1,055    1,109      783      534      367     206
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                     $0.74    $0.70   $0.69   $0.66    $0.65    $0.52    $0.74    $0.95   $1.00
Accumulation unit value at end of period     $0.44    $0.74   $0.70   $0.69    $0.66    $0.65    $0.52    $0.74   $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)             4,785    6,463   8,246   9,820   10,150   10,578   10,235   10,689   4,598
-----------------------------------------------------------------------------------------------------------------------



 106    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                           2008     2007    2006    2005     2004     2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.10    $1.06   $1.04   $1.02    $1.03    $1.04    $1.04    $1.02   $1.00
Accumulation unit value at end of period     $1.11    $1.10   $1.06   $1.04    $1.02    $1.03    $1.04    $1.04   $1.02
Number of accumulation units outstanding
  at end of period (000 omitted)             1,495    1,610   2,138   2,569    2,899    3,637    5,843    8,907   2,106
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                     $0.56    $0.50   $0.41   $0.40    $0.35    $0.25    $0.41    $0.56   $1.00
Accumulation unit value at end of period     $0.32    $0.56   $0.50   $0.41    $0.40    $0.35    $0.25    $0.41   $0.56
Number of accumulation units outstanding
  at end of period (000 omitted)             1,742    2,318   2,796   2,884    3,349    3,200    3,011    3,655   2,209
-----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                     $1.40    $1.34   $1.31   $1.30    $1.27    $1.19    $1.12    $1.06   $1.00
Accumulation unit value at end of period     $1.41    $1.40   $1.34   $1.31    $1.30    $1.27    $1.19    $1.12   $1.06
Number of accumulation units outstanding
  at end of period (000 omitted)             2,230    3,379   2,039   1,586    1,514    1,482    1,583    1,373     321
-----------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    107

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                                           2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period               $1.70   $1.70   $1.53   $1.47   $1.35   $1.00
Accumulation unit value at end of period                     $0.80   $1.70   $1.70   $1.53   $1.47   $1.35
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,011   1,055   1,134   1,187     889     380
----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period               $1.67   $1.52   $1.46   $1.36   $1.30   $1.00
Accumulation unit value at end of period                     $0.95   $1.67   $1.52   $1.46   $1.36   $1.30
Number of accumulation units outstanding at end of period
  (000 omitted)                                                453     492     190      32      34      27
----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period               $2.07   $1.90   $1.66   $1.54   $1.36   $1.00
Accumulation unit value at end of period                     $1.08   $2.07   $1.90   $1.66   $1.54   $1.36
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 72     104      87      83      75      14
----------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period               $1.15   $1.08   $1.00      --      --      --
Accumulation unit value at end of period                     $0.79   $1.15   $1.08      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  3      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period               $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.72   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period               $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.61   $1.04      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,390     784      --      --      --      --
----------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.34   $1.24   $1.14   $1.08   $1.00      --
Accumulation unit value at end of period                     $0.94   $1.34   $1.24   $1.14   $1.08      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                106     129     169     183     111      --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of period               $1.00      --      --      --      --      --
Accumulation unit value at end of period                     $0.82      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 87      --      --      --      --      --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced
  Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period               $1.87   $1.59   $1.49   $1.46   $1.41   $1.00
Accumulation unit value at end of period                     $0.97   $1.87   $1.59   $1.49   $1.46   $1.41
Number of accumulation units outstanding at end of period
  (000 omitted)                                                212     213     220     211     189     131
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period               $1.78   $1.72   $1.49   $1.45   $1.32   $1.00
Accumulation unit value at end of period                     $1.04   $1.78   $1.72   $1.49   $1.45   $1.32
Number of accumulation units outstanding at end of period
  (000 omitted)                                                396     528     534     573     531     265
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period               $1.90   $1.83   $1.37   $1.20   $1.00      --
Accumulation unit value at end of period                     $0.87   $1.90   $1.83   $1.37   $1.20      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,024   1,964   1,349   1,084     567      --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period               $1.64   $1.47   $1.50   $1.33   $1.24   $1.00
Accumulation unit value at end of period                     $0.97   $1.64   $1.47   $1.50   $1.33   $1.24
Number of accumulation units outstanding at end of period
  (000 omitted)                                                246     260     271     254     231     185
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period               $1.14   $1.05   $1.05   $1.05   $1.00      --
Accumulation unit value at end of period                     $1.10   $1.14   $1.05   $1.05   $1.05      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,844   2,910   3,238   2,800   1,194      --
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period               $1.78   $1.53   $1.25   $1.12   $1.00      --
Accumulation unit value at end of period                     $0.96   $1.78   $1.53   $1.25   $1.12      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------



 108    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                           2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period               $0.90   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.67   $0.90      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period               $1.21   $1.02   $1.07   $1.06   $1.00      --
Accumulation unit value at end of period                     $0.69   $1.21   $1.02   $1.07   $1.06      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                646     658   1,499     644     268      --
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period               $1.22   $1.31   $1.13   $1.09   $1.00      --
Accumulation unit value at end of period                     $0.88   $1.22   $1.31   $1.13   $1.09      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      14      --
----------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period               $1.07   $1.07   $1.00      --      --      --
Accumulation unit value at end of period                     $0.79   $1.07   $1.07      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                448     549     883      --      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period               $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.67   $1.12      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,133   1,907      --      --      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period               $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.58   $1.14      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period               $1.37   $1.43   $1.21   $1.17   $1.00      --
Accumulation unit value at end of period                     $0.97   $1.37   $1.43   $1.21   $1.17      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,523   1,104      --      --      --      --
----------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period               $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.72   $1.10      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.28   $1.29   $1.21   $1.13   $1.00      --
Accumulation unit value at end of period                     $0.75   $1.28   $1.29   $1.21   $1.13      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.21   $1.08   $1.05   $1.03   $1.00      --
Accumulation unit value at end of period                     $0.70   $1.21   $1.08   $1.05   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                352     359     641     373     177      --
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.27   $1.21   $1.05   $1.03   $1.00      --
Accumulation unit value at end of period                     $0.88   $1.27   $1.21   $1.05   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period               $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.62   $1.09      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.55   $1.51   $1.26   $1.14   $1.00      --
Accumulation unit value at end of period                     $0.95   $1.55   $1.51   $1.26   $1.14      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period               $0.98   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.71   $0.98      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,437   1,011      --      --      --      --
----------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    109

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                           2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.11   $1.08   $1.05   $1.04   $1.02   $1.00
Accumulation unit value at end of period                     $0.88   $1.11   $1.08   $1.05   $1.04   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,874   2,572   2,734   2,737   1,660     568
----------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.41   $1.34   $1.25   $1.20   $1.15   $1.00
Accumulation unit value at end of period                     $0.75   $1.41   $1.34   $1.25   $1.20   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                143     201     177     189     161      77
----------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.25   $1.23   $1.18   $1.21   $1.13   $1.00
Accumulation unit value at end of period                     $0.87   $1.25   $1.23   $1.18   $1.21   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,858   2,243   2,365   2,195   1,451     530
----------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.77   $1.67   $1.51   $1.41   $1.31   $1.00
Accumulation unit value at end of period                     $1.17   $1.77   $1.67   $1.51   $1.41   $1.31
Number of accumulation units outstanding at end of period
  (000 omitted)                                                715     766     843     854     479     264
----------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.94   $1.78   $1.63   $1.56   $1.40   $1.00
Accumulation unit value at end of period                     $1.12   $1.94   $1.78   $1.63   $1.56   $1.40
Number of accumulation units outstanding at end of period
  (000 omitted)                                                489     512     547     566     259     155
----------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.32   $1.31   $1.22   $1.23   $1.15   $1.00
Accumulation unit value at end of period                     $0.96   $1.32   $1.31   $1.22   $1.23   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,321   1,567   1,707   1,801   1,405     833
----------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $2.45   $2.17   $1.79   $1.57   $1.35   $1.00
Accumulation unit value at end of period                     $1.41   $2.45   $2.17   $1.79   $1.57   $1.35
Number of accumulation units outstanding at end of period
  (000 omitted)                                                562     707     749     663     508     247
----------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.73   $1.57   $1.51   $1.48   $1.40   $1.00
Accumulation unit value at end of period                     $1.23   $1.73   $1.57   $1.51   $1.48   $1.40
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,054   1,262   1,332   1,249   1,032     482
----------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.83   $2.01   $1.69   $1.55   $1.31   $1.00
Accumulation unit value at end of period                     $1.23   $1.83   $2.01   $1.69   $1.55   $1.31
Number of accumulation units outstanding at end of period
  (000 omitted)                                                375     607     612     579     541     292
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $2.15   $1.86   $1.69   $1.47   $1.30   $1.00
Accumulation unit value at end of period                     $1.21   $2.15   $1.86   $1.69   $1.47   $1.30
Number of accumulation units outstanding at end of period
  (000 omitted)                                              4,942   5,485   5,340   3,492   2,521     949
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.85   $1.48   $1.41   $1.36   $1.34   $1.00
Accumulation unit value at end of period                     $0.96   $1.85   $1.48   $1.41   $1.36   $1.34
Number of accumulation units outstanding at end of period
  (000 omitted)                                                149     216     204     212     256      63
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period               $1.09   $1.06   $1.04   $1.03   $1.00      --
Accumulation unit value at end of period                     $1.04   $1.09   $1.06   $1.04   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,970   3,093   1,151     850     387      --
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $2.49   $2.19   $1.98   $1.71   $1.39   $1.00
Accumulation unit value at end of period                     $1.48   $2.49   $2.19   $1.98   $1.71   $1.39
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,963   1,807   1,634   1,386   1,244     537
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $2.55   $2.21   $1.91   $1.63   $1.46   $1.00
Accumulation unit value at end of period                     $1.41   $2.55   $2.21   $1.91   $1.63   $1.46
Number of accumulation units outstanding at end of period
  (000 omitted)                                                706     741     657     602     449      31
----------------------------------------------------------------------------------------------------------



 110    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                           2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.87   $2.40   $2.02   $1.81   $1.40   $1.00
Accumulation unit value at end of period                     $1.06   $1.87   $2.40   $2.02   $1.81   $1.40
Number of accumulation units outstanding at end of period
  (000 omitted)                                                136     185      47      61      33       9
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period               $1.34   $1.31   $1.12   $1.12   $1.00      --
Accumulation unit value at end of period                     $0.93   $1.34   $1.31   $1.12   $1.12      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 81     183     177     140     122      --
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period               $1.23   $1.28   $1.11   $1.09   $1.00      --
Accumulation unit value at end of period                     $0.88   $1.23   $1.28   $1.11   $1.09      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --       1       2      --
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.98   $2.06   $1.79   $1.67   $1.37   $1.00
Accumulation unit value at end of period                     $1.31   $1.98   $2.06   $1.79   $1.67   $1.37
Number of accumulation units outstanding at end of period
  (000 omitted)                                                327     388     415     407     377     249
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.83   $1.67   $1.56   $1.51   $1.38   $1.00
Accumulation unit value at end of period                     $1.03   $1.83   $1.67   $1.56   $1.51   $1.38
Number of accumulation units outstanding at end of period
  (000 omitted)                                                170     289     304     258     237     132
----------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.80   $1.77   $1.52   $1.39   $1.26   $1.00
Accumulation unit value at end of period                     $1.11   $1.80   $1.77   $1.52   $1.39   $1.26
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,708   4,249   4,678   4,175   4,271   2,556
----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $2.30   $2.03   $1.70   $1.56   $1.34   $1.00
Accumulation unit value at end of period                     $1.35   $2.30   $2.03   $1.70   $1.56   $1.34
Number of accumulation units outstanding at end of period
  (000 omitted)                                                465     554     551     582     494     287
----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $1.34   $1.23   $1.11   $1.16   $1.00      --
Accumulation unit value at end of period                     $1.41   $1.34   $1.23   $1.11   $1.16      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,507   3,063   1,940   1,079     474      --
----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period               $1.45   $1.44   $1.20   $1.12   $1.00      --
Accumulation unit value at end of period                     $0.83   $1.45   $1.44   $1.20   $1.12      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 27      26      24      16      16      --
----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.55   $1.52   $1.33   $1.20   $1.00      --
Accumulation unit value at end of period                     $0.96   $1.55   $1.52   $1.33   $1.20      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,810   1,826   1,418     863     435      --
----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period               $0.94   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.58   $0.94      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period               $1.05   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.62   $1.05      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,261   2,250      --      --      --      --
----------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period               $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.60   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    111

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                           2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period               $1.56   $1.43   $1.35   $1.32   $1.23   $1.00
Accumulation unit value at end of period                     $0.97   $1.56   $1.43   $1.35   $1.32   $1.23
Number of accumulation units outstanding at end of period
  (000 omitted)                                                171     189     216     205     197      87
----------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period               $1.62   $1.61   $1.45   $1.40   $1.34   $1.00
Accumulation unit value at end of period                     $0.96   $1.62   $1.61   $1.45   $1.40   $1.34
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 58      78      78      79     116      49
----------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period               $1.45   $1.42   $1.29   $1.28   $1.17   $1.00
Accumulation unit value at end of period                     $1.11   $1.45   $1.42   $1.29   $1.28   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,179   3,481   3,622   3,293   3,031   1,127
----------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period               $3.17   $2.53   $1.96   $1.71   $1.34   $1.00
Accumulation unit value at end of period                     $1.94   $3.17   $2.53   $1.96   $1.71   $1.34
Number of accumulation units outstanding at end of period
  (000 omitted)                                                104     166      99     190     174      48
----------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period               $1.69   $1.50   $1.42   $1.37   $1.31   $1.00
Accumulation unit value at end of period                     $0.90   $1.69   $1.50   $1.42   $1.37   $1.31
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,311   1,307   1,484   1,669   1,265     187
----------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period               $2.32   $2.22   $1.92   $1.71   $1.46   $1.00
Accumulation unit value at end of period                     $1.36   $2.32   $2.22   $1.92   $1.71   $1.46
Number of accumulation units outstanding at end of period
  (000 omitted)                                                260     302     307     237     201      56
----------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period               $1.37   $1.39   $1.30   $1.29   $1.20   $1.00
Accumulation unit value at end of period                     $0.29   $1.37   $1.39   $1.30   $1.29   $1.20
Number of accumulation units outstanding at end of period
  (000 omitted)                                                271     327     315     404     484     274
----------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period               $2.00   $2.06   $1.83   $1.69   $1.44   $1.00
Accumulation unit value at end of period                     $1.22   $2.00   $2.06   $1.83   $1.69   $1.44
Number of accumulation units outstanding at end of period
  (000 omitted)                                                263     300     301     404     435     155
----------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period               $1.40   $1.30   $1.23   $1.22   $1.14   $1.00
Accumulation unit value at end of period                     $1.18   $1.40   $1.30   $1.23   $1.22   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                              5,900   7,130   5,107   3,886   3,250   1,732
----------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period               $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.86   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,849   2,327      --      --      --      --
----------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period               $1.54   $1.67   $1.46   $1.41   $1.29   $1.00
Accumulation unit value at end of period                     $0.93   $1.54   $1.67   $1.46   $1.41   $1.29
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 85      85     100     106     102      86
----------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (01/29/2003)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $1.38   $1.41   $1.40   $1.25   $1.19   $1.00
Accumulation unit value at end of period                     $1.13   $1.38   $1.41   $1.40   $1.25   $1.19
Number of accumulation units outstanding at end of period
  (000 omitted)                                                114     141     132     125      93      30
----------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period               $2.28   $2.14   $1.70   $1.54   $1.35   $1.00
Accumulation unit value at end of period                     $1.26   $2.28   $2.14   $1.70   $1.54   $1.35
Number of accumulation units outstanding at end of period
  (000 omitted)                                                387     409     434     492     469     199
----------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period               $1.51   $1.52   $1.39   $1.34   $1.27   $1.00
Accumulation unit value at end of period                     $0.91   $1.51   $1.52   $1.39   $1.34   $1.27
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  8       8       7       7       7       7
----------------------------------------------------------------------------------------------------------



 112    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                           2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.24   $1.44   $1.25   $1.18   $1.00      --
Accumulation unit value at end of period                     $0.74   $1.24   $1.44   $1.25   $1.18      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 17      17     252      14      --      --
----------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period               $1.82   $1.78   $1.71   $1.55   $1.33   $1.00
Accumulation unit value at end of period                     $0.97   $1.82   $1.78   $1.71   $1.55   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 10      12      14      15      14      11
----------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of period               $1.76   $1.77   $1.55   $1.44   $1.28   $1.00
Accumulation unit value at end of period                     $1.08   $1.76   $1.77   $1.55   $1.44   $1.28
Number of accumulation units outstanding at end of period
  (000 omitted)                                                221     213     183      78      77      66
*RidgeWorth Variable Trust Large Cap Core Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND* (01/29/2003)
Accumulation unit value at beginning of period               $1.53   $1.34   $1.23   $1.26   $1.20   $1.00
Accumulation unit value at end of period                     $0.89   $1.53   $1.34   $1.23   $1.26   $1.20
Number of accumulation units outstanding at end of period
  (000 omitted)                                                293     323     370     348     218      99
*RidgeWorth Variable Trust Large Cap Growth Stock Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of period               $1.81   $1.77   $1.47   $1.44   $1.27   $1.00
Accumulation unit value at end of period                     $1.19   $1.81   $1.77   $1.47   $1.44   $1.27
Number of accumulation units outstanding at end of period
  (000 omitted)                                                121     146     150     151     146      68
*RidgeWorth Variable Trust Large Cap Value Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of period               $1.91   $1.85   $1.69   $1.51   $1.31   $1.00
Accumulation unit value at end of period                     $1.12   $1.91   $1.85   $1.69   $1.51   $1.31
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  4      14      17      18      13      13
*RidgeWorth Variable Trust Mid-Cap Core Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of period               $2.18   $2.16   $1.89   $1.71   $1.40   $1.00
Accumulation unit value at end of period                     $1.43   $2.18   $2.16   $1.89   $1.71   $1.40
Number of accumulation units outstanding at end of period
  (000 omitted)                                                263     265     210     179     132      53
*RidgeWorth Variable Trust Small Cap Value Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period               $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.60   $0.99      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,478   1,535      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.29   $1.24   $1.09   $1.10   $1.00      --
Accumulation unit value at end of period                     $0.81   $1.29   $1.24   $1.09   $1.10      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 11      15      15       8      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (01/29/2003)
Accumulation unit value at beginning of period               $1.91   $2.04   $1.72   $1.65   $1.40   $1.00
Accumulation unit value at end of period                     $1.29   $1.91   $2.04   $1.72   $1.65   $1.40
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,111   1,168     944     947     581      99
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (01/29/2003)
Accumulation unit value at beginning of period               $1.05   $1.02   $0.99   $0.98   $0.99   $1.00
Accumulation unit value at end of period                     $1.06   $1.05   $1.02   $0.99   $0.98   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                              4,388   4,213   3,193     568     568   1,098
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (01/29/2003)
Accumulation unit value at beginning of period               $1.13   $1.09   $1.06   $1.06   $1.03   $1.00
Accumulation unit value at end of period                     $1.04   $1.13   $1.09   $1.06   $1.06   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                              6,055   5,832   3,371   1,113   1,080     392
----------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    113

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                           2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (01/29/2003)
Accumulation unit value at beginning of period               $2.36   $2.22   $1.88   $1.69   $1.45   $1.00
Accumulation unit value at end of period                     $1.39   $2.36   $2.22   $1.88   $1.69   $1.45
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,515   2,516   1,840     959     443     208
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period               $1.09   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                     $1.07   $1.09   $1.03      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,607   2,852   1,533      --      --      --
----------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (01/29/2003)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period               $1.55   $1.52   $1.39   $1.30   $1.22   $1.00
Accumulation unit value at end of period                     $0.85   $1.55   $1.52   $1.39   $1.30   $1.22
Number of accumulation units outstanding at end of period
  (000 omitted)                                                679     556      26      28      22      14
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.21   $1.21   $1.11   $1.08   $1.00      --
Accumulation unit value at end of period                     $0.89   $1.21   $1.21   $1.11   $1.08      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                453     514     456     161      20      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of period               $1.20   $1.19   $1.12   $1.10   $1.00      --
Accumulation unit value at end of period                     $0.96   $1.20   $1.19   $1.12   $1.10      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,616   1,408     549      10      10      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period               $1.27   $1.25   $1.10   $1.05   $1.00      --
Accumulation unit value at end of period                     $0.72   $1.27   $1.25   $1.10   $1.05      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,152   2,207   2,461   2,259   1,547      --
----------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period               $1.30   $1.33   $1.13   $1.10   $1.00      --
Accumulation unit value at end of period                     $0.78   $1.30   $1.33   $1.13   $1.10      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 15      15      15      16      16      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (01/29/2003)
Accumulation unit value at beginning of period               $1.62   $1.44   $1.47   $1.35   $1.26   $1.00
Accumulation unit value at end of period                     $0.88   $1.62   $1.44   $1.47   $1.35   $1.26
Number of accumulation units outstanding at end of period
  (000 omitted)                                                149     141     159     171     135       3
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period               $1.00   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.54   $1.00      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (01/29/2003)
Accumulation unit value at beginning of period               $1.69   $1.63   $1.44   $1.40   $1.29   $1.00
Accumulation unit value at end of period                     $1.04   $1.69   $1.63   $1.44   $1.40   $1.29
Number of accumulation units outstanding at end of period
  (000 omitted)                                                387     565     658     702     731     508
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (01/29/2003)
Accumulation unit value at beginning of period               $1.05   $1.01   $0.99   $0.99   $1.00   $1.00
Accumulation unit value at end of period                     $1.01   $1.05   $1.01   $0.99   $0.99   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,317   1,896   1,370   1,541   1,552   1,170
----------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
Accumulation unit value at beginning of period               $2.76   $2.03   $1.54   $1.17   $1.00      --
Accumulation unit value at end of period                     $1.26   $2.76   $2.03   $1.54   $1.17      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,340     879     816     668     383      --
----------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.74   $1.56   $1.28   $1.14   $1.00      --
Accumulation unit value at end of period                     $1.02   $1.74   $1.56   $1.28   $1.14      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------



 114    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                           2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (01/29/2003)
Accumulation unit value at beginning of period               $1.70   $1.77   $1.55   $1.51   $1.31   $1.00
Accumulation unit value at end of period                     $1.08   $1.70   $1.77   $1.55   $1.51   $1.31
Number of accumulation units outstanding at end of period
  (000 omitted)                                              4,208   3,992   3,854   2,940   1,561     157
----------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (01/29/2003)
Accumulation unit value at beginning of period               $1.80   $1.79   $1.57   $1.45   $1.29   $1.00
Accumulation unit value at end of period                     $1.20   $1.80   $1.79   $1.57   $1.45   $1.29
Number of accumulation units outstanding at end of period
  (000 omitted)                                                158     245     226     197     192     117
----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period               $0.85   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.46   $0.85      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,093     450      --      --      --      --
----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period               $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.59   $1.12      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (01/29/2003)
Accumulation unit value at beginning of period               $2.44   $2.99   $2.20   $1.91   $1.42   $1.00
Accumulation unit value at end of period                     $1.49   $2.44   $2.99   $2.20   $1.91   $1.42
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 33      48      45      47      49      29
----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.75   $2.14   $1.58   $1.38   $1.00      --
Accumulation unit value at end of period                     $1.07   $1.75   $2.14   $1.58   $1.38      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                127     129      89     102      44      --
----------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period               $2.23   $1.94   $1.44   $1.20   $1.00      --
Accumulation unit value at end of period                     $1.19   $2.23   $1.94   $1.44   $1.20      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,290     726     601     413     214      --
----------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period               $1.39   $1.34   $1.27   $1.15   $1.00      --
Accumulation unit value at end of period                     $0.83   $1.39   $1.34   $1.27   $1.15      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,352   1,212     727     609     300      --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.31   $1.23   $1.12   $1.08   $1.00      --
Accumulation unit value at end of period                     $0.91   $1.31   $1.23   $1.12   $1.08      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.28   $1.32   $1.10   $1.08   $1.00      --
Accumulation unit value at end of period                     $0.82   $1.28   $1.32   $1.10   $1.08      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                291     211      --      --      --      --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.32   $1.31   $1.12   $1.08   $1.00      --
Accumulation unit value at end of period                     $0.83   $1.32   $1.31   $1.12   $1.08      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 28      28      27      28      17      --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.58   $1.42   $1.20   $1.11   $1.00      --
Accumulation unit value at end of period                     $0.88   $1.58   $1.42   $1.20   $1.11      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 17      18      19      --      --      --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.17   $1.16   $1.02   $1.06   $1.00      --
Accumulation unit value at end of period                     $0.70   $1.17   $1.16   $1.02   $1.06      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 17      19      19      --      --      --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.14   $1.08   $1.07   $1.03   $1.00      --
Accumulation unit value at end of period                     $0.69   $1.14   $1.08   $1.07   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                123     120     148      93      17      --
----------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    115

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                           2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.07   $1.03   $1.01   $1.00   $1.00      --
Accumulation unit value at end of period                     $1.08   $1.07   $1.03   $1.01   $1.00      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                145      10       5       4      --      --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.50   $1.34   $1.11   $1.06   $1.00      --
Accumulation unit value at end of period                     $0.87   $1.50   $1.34   $1.11   $1.06      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  4       5       5      --      --      --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.11   $1.06   $1.04   $1.03   $1.00      --
Accumulation unit value at end of period                     $1.12   $1.11   $1.06   $1.04   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,580   2,364     639      80      --      --
----------------------------------------------------------------------------------------------------------





 116    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                            2008    2007    2006    2005    2004    2003     2002     2001     2000
----------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES
  (07/31/2002)
Accumulation unit value at beginning of
  period                                      $1.56   $1.57   $1.41   $1.36   $1.25   $0.95    $1.00       --       --
Accumulation unit value at end of period      $0.74   $1.56   $1.57   $1.41   $1.36   $1.25    $0.95       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    92      99     111     124     123      83       --       --       --
----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (02/11/2000)
Accumulation unit value at beginning of
  period                                      $0.77   $0.70   $0.67   $0.63   $0.60   $0.47    $0.63    $0.83    $1.00
Accumulation unit value at end of period      $0.44   $0.77   $0.70   $0.67   $0.63   $0.60    $0.47    $0.63    $0.83
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,626   2,002   2,777   3,612   4,617   5,063    5,490   10,247    8,641
----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (03/01/2002)
Accumulation unit value at beginning of
  period                                      $1.29   $1.17   $1.12   $1.05   $1.00   $0.79    $1.00       --       --
Accumulation unit value at end of period      $0.73   $1.29   $1.17   $1.12   $1.05   $1.00    $0.79       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                   282     282   1,208     192     121      18       --       --       --
----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (02/11/2000)
Accumulation unit value at beginning of
  period                                      $1.39   $1.27   $1.11   $1.03   $0.90   $0.68    $0.88    $0.97    $1.00
Accumulation unit value at end of period      $0.72   $1.39   $1.27   $1.11   $1.03   $0.90    $0.68    $0.88    $0.97
Number of accumulation units outstanding at
  end of period (000 omitted)                   561     787   1,099   1,197   1,399   1,743    1,419    3,126    3,627
----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                      $1.90   $1.75   $1.53   $1.42   $1.25   $0.94    $1.00       --       --
Accumulation unit value at end of period      $0.99   $1.90   $1.75   $1.53   $1.42   $1.25    $0.94       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                   101     113     117     119      52      11       --       --       --
----------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of
  period                                      $1.15   $1.08   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period      $0.79   $1.15   $1.08      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,848   2,491   2,734      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
  period                                      $1.14   $1.08   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period      $0.78   $1.14   $1.08      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --      --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.03   $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of period      $0.72   $1.03      --      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --      --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.04   $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of period      $0.61   $1.04      --      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,099     766      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.12   $1.04   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period      $0.78   $1.12   $1.04      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --      --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of
  period                                      $1.00      --      --      --      --      --       --       --       --
Accumulation unit value at end of period      $0.82      --      --      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    13      --      --      --      --      --       --       --       --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced Wealth Strategy
  Portfolio (Class B) on Sept. 26, 2008.
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (02/11/2000)
Accumulation unit value at beginning of
  period                                      $0.55   $0.47   $0.44   $0.43   $0.41   $0.29    $0.51    $0.70    $1.00
Accumulation unit value at end of period      $0.28   $0.55   $0.47   $0.44   $0.43   $0.41    $0.29    $0.51    $0.70
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,522   1,834   2,665   2,981   3,267   3,866    3,655    6,380    9,543
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of
  period                                      $1.66   $1.61   $1.40   $1.36   $1.24   $0.95    $1.00       --       --
Accumulation unit value at end of period      $0.97   $1.66   $1.61   $1.40   $1.36   $1.24    $0.95       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                   229     229     227     230      79      20        1       --       --
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND PORTFOLIO (CLASS B) (02/11/2000)
Accumulation unit value at beginning of
  period                                      $1.34   $1.30   $1.28   $1.27   $1.25   $1.23    $1.16    $1.09    $1.00
Accumulation unit value at end of period      $1.23   $1.34   $1.30   $1.28   $1.27   $1.25    $1.23    $1.16    $1.09
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,228     846     862     889     920     966    1,192    1,123      319
----------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    117

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                            2008    2007    2006    2005    2004    2003     2002     2001     2000
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.90   $1.82   $1.37   $1.20   $1.00      --       --       --       --
Accumulation unit value at end of period      $0.87   $1.90   $1.82   $1.37   $1.20      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,015   2,174   2,166   1,624     627      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (02/11/2000)
Accumulation unit value at beginning of
  period                                      $0.76   $0.68   $0.70   $0.62   $0.58   $0.48    $0.70    $0.86    $1.00
Accumulation unit value at end of period      $0.45   $0.76   $0.68   $0.70   $0.62   $0.58    $0.48    $0.70    $0.86
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,741   2,262   3,220   3,655   3,938   4,901    4,631    7,466    9,298
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.13   $1.05   $1.05   $1.05   $1.00      --       --       --       --
Accumulation unit value at end of period      $1.10   $1.13   $1.05   $1.05   $1.05      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,853   2,871   2,934   2,335     799      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.25   $1.08   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period      $0.68   $1.25   $1.08      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --      --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                      $0.90   $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of period      $0.67   $0.90      --      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --      --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.14   $0.96   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period      $0.66   $1.14   $0.96      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    11      11     178      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.22   $1.31   $1.13   $1.09   $1.00      --       --       --       --
Accumulation unit value at end of period      $0.88   $1.22   $1.31   $1.13   $1.09      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    66      90      87      91      41      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.07   $1.07   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period      $0.79   $1.07   $1.07      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                     5      --      40      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.12   $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of period      $0.67   $1.12      --      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,267   1,665      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.14   $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of period      $0.58   $1.14      --      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --      --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of
  period                                      $0.99   $1.03   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period      $0.70   $0.99   $1.03      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,614   1,509      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.10   $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of period      $0.72   $1.10      --      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                     9      --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - U.S. EQUITY FLEX III PORTFOLIO (02/11/2000)
(PREVIOUSLY CREDIT SUISSE TRUST - MID-CAP CORE PORTFOLIO)
Accumulation unit value at beginning of
  period                                      $0.87   $0.79   $0.79   $0.75   $0.67   $0.48    $0.69    $0.83    $1.00
Accumulation unit value at end of period      $0.53   $0.87   $0.79   $0.79   $0.75   $0.67    $0.48    $0.69    $0.83
Number of accumulation units outstanding at
  end of period (000 omitted)                   187     203     326     342     364     530      329      852    1,637
----------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $0.98   $0.98   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period      $0.57   $0.98   $0.98      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --      --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------



 118    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                            2008    2007    2006    2005    2004    2003     2002     2001     2000
----------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.21   $1.07   $1.05   $1.03   $1.00      --       --       --       --
Accumulation unit value at end of period      $0.70   $1.21   $1.07   $1.05   $1.03      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                   550     562     865     513     206      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2003)
Accumulation unit value at beginning of
  period                                      $1.56   $1.47   $1.37   $1.34   $1.29   $1.00       --       --       --
Accumulation unit value at end of period      $1.01   $1.56   $1.47   $1.37   $1.34   $1.29       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --      --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.27   $1.20   $1.05   $1.03   $1.00      --       --       --       --
Accumulation unit value at end of period      $0.88   $1.27   $1.20   $1.05   $1.03      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                   160     160     157     160      88      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.09   $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of period      $0.62   $1.09      --      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                     2      --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.09   $1.06   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period      $0.67   $1.09   $1.06      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --      --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                      $0.98   $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of period      $0.70   $0.98      --      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                   987     882      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                      $1.15   $1.11   $1.09   $1.08   $1.06   $1.04    $1.00       --       --
Accumulation unit value at end of period      $0.91   $1.15   $1.11   $1.09   $1.08   $1.06    $1.04       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                   266     309     298     307     329     310       --       --       --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                      $1.38   $1.32   $1.22   $1.18   $1.13   $1.00    $1.00       --       --
Accumulation unit value at end of period      $0.74   $1.38   $1.32   $1.22   $1.18   $1.13    $1.00       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                     7       7       7       7       7       7       --       --       --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                      $1.36   $1.34   $1.29   $1.32   $1.24   $1.08    $1.00       --       --
Accumulation unit value at end of period      $0.94   $1.36   $1.34   $1.29   $1.32   $1.24    $1.08       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    47      86     118     119      95      76       --       --       --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (08/30/2002)
Accumulation unit value at beginning of
  period                                      $1.65   $1.55   $1.40   $1.31   $1.22   $0.96    $1.00       --       --
Accumulation unit value at end of period      $1.09   $1.65   $1.55   $1.40   $1.31   $1.22    $0.96       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                   100     113     124     147      89      90       21       --       --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                      $1.87   $1.71   $1.57   $1.50   $1.34   $0.98    $1.00       --       --
Accumulation unit value at end of period      $1.08   $1.87   $1.71   $1.57   $1.50   $1.34    $0.98       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    16      18      15      19      16      14       --       --       --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                      $1.38   $1.37   $1.28   $1.28   $1.20   $1.03    $1.00       --       --
Accumulation unit value at end of period      $1.01   $1.38   $1.37   $1.28   $1.28   $1.20    $1.03       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                   152     167     167     170     181     123       --       --       --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                      $2.18   $1.93   $1.60   $1.40   $1.20   $0.93    $1.00       --       --
Accumulation unit value at end of period      $1.25   $2.18   $1.93   $1.60   $1.40   $1.20    $0.93       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                   100     135     166     163     169     123       --       --       --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                      $1.62   $1.48   $1.42   $1.39   $1.32   $0.96    $1.00       --       --
Accumulation unit value at end of period      $1.16   $1.62   $1.48   $1.42   $1.39   $1.32    $0.96       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    47      64      71      83      82      65        3       --       --
----------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    119

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                            2008    2007    2006    2005    2004    2003     2002     2001     2000
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                      $1.69   $1.86   $1.56   $1.43   $1.21   $0.95    $1.00       --       --
Accumulation unit value at end of period      $1.14   $1.69   $1.86   $1.56   $1.43   $1.21    $0.95       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    35      67     106      99      78      55        2       --       --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
  period                                      $1.33   $1.24   $1.13   $1.09   $1.05   $0.91    $1.00       --       --
Accumulation unit value at end of period      $0.86   $1.33   $1.24   $1.13   $1.09   $1.05    $0.91       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --      --       9      14      14      15        3       --       --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (08/30/2002)
Accumulation unit value at beginning of
  period                                      $2.01   $1.74   $1.58   $1.38   $1.22   $0.97    $1.00       --       --
Accumulation unit value at end of period      $1.13   $2.01   $1.74   $1.58   $1.38   $1.22    $0.97       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                 4,458   4,603   5,502   3,396   1,696     275       --       --       --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (03/03/2003)
Accumulation unit value at beginning of
  period                                      $1.77   $1.69   $1.51   $1.27   $1.27   $1.00       --       --       --
Accumulation unit value at end of period      $1.02   $1.77   $1.69   $1.51   $1.27   $1.27       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --      --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (02/11/2000)
Accumulation unit value at beginning of
  period                                      $1.22   $1.11   $1.00   $0.94   $0.91   $0.74    $0.91    $1.01    $1.00
Accumulation unit value at end of period      $0.70   $1.22   $1.11   $1.00   $0.94   $0.91    $0.74    $0.91    $1.01
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,275   3,050   3,548   3,902   4,085   3,720    3,068    2,950    2,250
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
  period                                      $1.36   $1.24   $1.12   $1.06   $1.02   $0.85    $1.00       --       --
Accumulation unit value at end of period      $0.78   $1.36   $1.24   $1.12   $1.06   $1.02    $0.85       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --      --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
  period                                      $1.30   $1.04   $1.00   $0.96   $0.95   $0.73    $1.00       --       --
Accumulation unit value at end of period      $0.68   $1.30   $1.04   $1.00   $0.96   $0.95    $0.73       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    44      74      64      46      70      50       --       --       --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (03/03/2003)
Accumulation unit value at beginning of
  period                                      $1.44   $1.43   $1.31   $1.30   $1.21   $1.00       --       --       --
Accumulation unit value at end of period      $1.06   $1.44   $1.43   $1.31   $1.30   $1.21       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --      --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.06   $1.04   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period      $1.01   $1.06   $1.04      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,797   1,595      20      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (02/11/2000)
Accumulation unit value at beginning of
  period                                      $2.36   $2.08   $1.88   $1.61   $1.31   $0.96    $1.09    $1.14    $1.00
Accumulation unit value at end of period      $1.41   $2.36   $2.08   $1.88   $1.61   $1.31    $0.96    $1.09    $1.14
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,817   2,472   3,539   3,997   4,551   5,037    5,481    7,878   10,072
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
  period                                      $2.17   $1.91   $1.73   $1.49   $1.21   $0.89    $1.00       --       --
Accumulation unit value at end of period      $1.29   $2.17   $1.91   $1.73   $1.49   $1.21    $0.89       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,263   1,081   1,005     665     299     170       27       --       --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (02/11/2000)
Accumulation unit value at beginning of
  period                                      $1.19   $1.04   $0.89   $0.76   $0.68   $0.48    $0.62    $0.80    $1.00
Accumulation unit value at end of period      $0.66   $1.19   $1.04   $0.89   $0.76   $0.68    $0.48    $0.62    $0.80
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,476   1,677   1,079   1,172   1,219   1,060    3,767      933    1,064
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
  period                                      $2.54   $2.21   $1.90   $1.63   $1.46   $1.00       --       --       --
Accumulation unit value at end of period      $1.40   $2.54   $2.21   $1.90   $1.63   $1.46       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                   835     796     972     880     422      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (02/11/2000)
Accumulation unit value at beginning of
  period                                      $2.52   $3.23   $2.72   $2.44   $1.88   $1.41    $1.40    $1.32    $1.00
Accumulation unit value at end of period      $1.43   $2.52   $3.23   $2.72   $2.44   $1.88    $1.41    $1.40    $1.32
Number of accumulation units outstanding at
  end of period (000 omitted)                   432     671     910     960     841     925      967      685      269
----------------------------------------------------------------------------------------------------------------------



 120    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                            2008    2007    2006    2005    2004    2003     2002     2001     2000
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2003)
Accumulation unit value at beginning of
  period                                      $1.65   $1.61   $1.39   $1.39   $1.24   $1.00       --       --       --
Accumulation unit value at end of period      $1.14   $1.65   $1.61   $1.39   $1.39   $1.24       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                   117     104      41      41      21      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.03   $1.07   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period      $0.74   $1.03   $1.07      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --      --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
  period                                      $1.64   $1.71   $1.49   $1.39   $1.14   $0.88    $1.00       --       --
Accumulation unit value at end of period      $1.08   $1.64   $1.71   $1.49   $1.39   $1.14    $0.88       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    39      71      69      65      70      52       --       --       --
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
  period                                      $1.35   $1.23   $1.15   $1.12   $1.02   $0.75    $1.00       --       --
Accumulation unit value at end of period      $0.76   $1.35   $1.23   $1.15   $1.12   $1.02    $0.75       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    40     109     122     130     142      94       --       --       --
----------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (02/11/2000)
Accumulation unit value at beginning of
  period                                      $1.92   $1.88   $1.62   $1.48   $1.34   $1.09    $1.25    $1.19    $1.00
Accumulation unit value at end of period      $1.19   $1.92   $1.88   $1.62   $1.48   $1.34    $1.09    $1.25    $1.19
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,611   2,023   2,313   2,432   2,461   1,354      690      473       79
----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
  period                                      $1.87   $1.64   $1.38   $1.27   $1.09   $0.84    $1.00       --       --
Accumulation unit value at end of period      $1.10   $1.87   $1.64   $1.38   $1.27   $1.09    $0.84       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                   440     778     909     892     833     387      330       --       --
----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of
  period                                      $1.34   $1.23   $1.11   $1.16   $1.00      --       --       --       --
Accumulation unit value at end of period      $1.40   $1.34   $1.23   $1.11   $1.16      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,726   2,348   1,894     871     313      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.11   $1.10   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period      $0.63   $1.11   $1.10      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    96      56      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT CAPITAL GROWTH FUND - INSTITUTIONAL SHARES (02/11/2000)
Accumulation unit value at beginning of
  period                                      $0.91   $0.84   $0.79   $0.78   $0.72   $0.59    $0.80    $0.95    $1.00
Accumulation unit value at end of period      $0.52   $0.91   $0.84   $0.79   $0.78   $0.72    $0.59    $0.80    $0.95
Number of accumulation units outstanding at
  end of period (000 omitted)                   402     603     790     986   1,121   1,066    1,135    1,090    1,157
----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2003)
Accumulation unit value at beginning of
  period                                      $2.12   $2.09   $1.83   $1.65   $1.33   $1.00       --       --       --
Accumulation unit value at end of period      $1.31   $2.12   $2.09   $1.83   $1.65   $1.33       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,396   1,518   1,436     949     393      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - INSTITUTIONAL SHARES (02/11/2000)
Accumulation unit value at beginning of
  period                                      $1.11   $1.04   $0.87   $0.78   $0.69   $0.52    $0.65    $0.85    $1.00
Accumulation unit value at end of period      $0.59   $1.11   $1.04   $0.87   $0.78   $0.69    $0.52    $0.65    $0.85
Number of accumulation units outstanding at
  end of period (000 omitted)                   287     351     483     630     618     735      634      630      621
----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (02/11/2000)
Accumulation unit value at beginning of
  period                                      $1.01   $1.05   $0.94   $0.90   $0.79   $0.62    $0.81    $0.94    $1.00
Accumulation unit value at end of period      $0.63   $1.01   $1.05   $0.94   $0.90   $0.79    $0.62    $0.81    $0.94
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,149   1,251     888     880     911     741      666    1,747    1,910
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (05/01/2000)
Accumulation unit value at beginning of
  period                                      $0.49   $0.41   $0.38   $0.35   $0.35   $0.24    $0.42    $0.68    $1.00
Accumulation unit value at end of period      $0.27   $0.49   $0.41   $0.38   $0.35   $0.35    $0.24    $0.42    $0.68
Number of accumulation units outstanding at
  end of period (000 omitted)                   374     436     653     960   1,339   2,256    1,352    2,516    3,873
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (02/11/2000)
(PREVIOUSLY JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of
  period                                      $1.46   $1.16   $0.80   $0.62   $0.53   $0.40    $0.55    $0.73    $1.00
Accumulation unit value at end of period      $0.69   $1.46   $1.16   $0.80   $0.62   $0.53    $0.40    $0.55    $0.73
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,694   2,756   2,778   2,877   3,282   4,438    4,904    7,177    7,309
----------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    121

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                            2008    2007    2006    2005    2004    2003     2002     2001     2000
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (02/11/2000)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of
  period                                      $0.72   $0.64   $0.58   $0.57   $0.56   $0.43    $0.60    $0.81    $1.00
Accumulation unit value at end of period      $0.43   $0.72   $0.64   $0.58   $0.57   $0.56    $0.43    $0.60    $0.81
Number of accumulation units outstanding at
  end of period (000 omitted)                 5,464   5,544   3,179   3,654   4,012   5,078    5,747    8,149   12,345
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (02/11/2000)
(PREVIOUSLY JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of
  period                                      $0.57   $0.48   $0.43   $0.39   $0.33   $0.25    $0.35    $0.58    $1.00
Accumulation unit value at end of period      $0.31   $0.57   $0.48   $0.43   $0.39   $0.33    $0.25    $0.35    $0.58
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,535   1,715   2,068   2,545   3,020   3,748    3,767    5,754    8,739
----------------------------------------------------------------------------------------------------------------------
JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO* (02/11/2000)
Accumulation unit value at beginning of
  period                                      $0.93   $0.93   $0.81   $0.82   $0.76   $0.60    $0.81    $0.93    $1.00
Accumulation unit value at end of period      $0.61   $0.93   $0.93   $0.81   $0.82   $0.76    $0.60    $0.81    $0.93
Number of accumulation units outstanding at
  end of period (000 omitted)                   243     535     753   1,022   1,124   1,065      952    1,041      696
*JPMorgan U.S. Large Cap Core Equity Portfolio merged into JPMorgan Insurance Trust Diversified Equity Portfolio on
  April 24, 2009. In addition, JPMorgan Insurance Trust Diversified Equity Portfolio changed its name to JPMorgan
  Insurance Trust U.S. Equity Portfolio - Class 1 Shares.
----------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES (02/11/2000)
Accumulation unit value at beginning of
  period                                      $1.27   $1.17   $0.97   $0.89   $0.79   $0.62    $0.71    $0.95    $1.00
Accumulation unit value at end of period      $0.79   $1.27   $1.17   $0.97   $0.89   $0.79    $0.62    $0.71    $0.95
Number of accumulation units outstanding at
  end of period (000 omitted)                   199     310     388     441     430     427      281      201      101
----------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT U.S. STRATEGIC EQUITY PORTFOLIO - SERVICE SHARES (02/11/2000)
Accumulation unit value at beginning of
  period                                      $1.25   $1.28   $1.11   $1.09   $0.99   $0.81    $0.98    $1.08    $1.00
Accumulation unit value at end of period      $0.79   $1.25   $1.28   $1.11   $1.09   $0.99    $0.81    $0.98    $1.08
Number of accumulation units outstanding at
  end of period (000 omitted)                   143     231     222     267     271     193      147       63       70
----------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.03   $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of period      $0.60   $1.03      --      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --      --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
LVIP BARON GROWTH OPPORTUNITIES FUND - SERVICE CLASS (02/11/2000)
Accumulation unit value at beginning of
  period                                      $1.67   $1.64   $1.44   $1.42   $1.15   $0.89    $1.06    $0.96    $1.00
Accumulation unit value at end of period      $1.00   $1.67   $1.64   $1.44   $1.42   $1.15    $0.89    $1.06    $0.96
Number of accumulation units outstanding at
  end of period (000 omitted)                   321     607     820     969   1,061   1,193      624    1,044      668
----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of
  period                                      $1.56   $1.43   $1.35   $1.32   $1.23   $1.00       --       --       --
Accumulation unit value at end of period      $0.97   $1.56   $1.43   $1.35   $1.32   $1.23       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --      --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2003)
Accumulation unit value at beginning of
  period                                      $1.75   $1.61   $1.45   $1.37   $1.25   $1.00       --       --       --
Accumulation unit value at end of period      $1.15   $1.75   $1.61   $1.45   $1.37   $1.25       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --      --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
  period                                      $1.32   $1.22   $1.10   $1.04   $0.95   $0.80    $1.00       --       --
Accumulation unit value at end of period      $0.87   $1.32   $1.22   $1.10   $1.04   $0.95    $0.80       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    10      10      10       8       8      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS (02/11/2000)
Accumulation unit value at beginning of
  period                                      $0.89   $0.88   $0.79   $0.76   $0.73   $0.55    $0.82    $0.88    $1.00
Accumulation unit value at end of period      $0.53   $0.89   $0.88   $0.79   $0.76   $0.73    $0.55    $0.82    $0.88
Number of accumulation units outstanding at
  end of period (000 omitted)                   676     864   1,889   2,075   2,485   5,133    4,295    9,128    5,110
----------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
  period                                      $1.16   $1.16   $1.04   $1.01   $0.96   $0.73    $1.00       --       --
Accumulation unit value at end of period      $0.69   $1.16   $1.16   $1.04   $1.01   $0.96    $0.73       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --      --      13      14      13      13       --       --       --
----------------------------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES - INITIAL CLASS (02/11/2000)
Accumulation unit value at beginning of
  period                                      $0.98   $0.88   $0.81   $0.76   $0.67   $0.55    $0.73    $0.95    $1.00
Accumulation unit value at end of period      $0.62   $0.98   $0.88   $0.81   $0.76   $0.67    $0.55    $0.73    $0.95
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,335   1,463   1,789   2,180   2,940   2,362    2,675    3,850    2,978
----------------------------------------------------------------------------------------------------------------------



 122    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                            2008    2007    2006    2005    2004    2003     2002     2001     2000
----------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
  period                                      $1.31   $1.28   $1.17   $1.16   $1.06   $0.93    $1.00       --       --
Accumulation unit value at end of period      $1.00   $1.31   $1.28   $1.17   $1.16   $1.06    $0.93       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                   466     606   1,316   1,434   1,589   1,453        6       --       --
----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (02/11/2000)
Accumulation unit value at beginning of
  period                                      $1.79   $1.42   $1.10   $0.96   $0.75   $0.56    $0.73    $0.98    $1.00
Accumulation unit value at end of period      $1.10   $1.79   $1.42   $1.10   $0.96   $0.75    $0.56    $0.73    $0.98
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,193   1,334   1,351   1,659   1,728   1,521    2,042    2,469    3,551
----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
  period                                      $2.63   $2.09   $1.62   $1.41   $1.11   $0.85    $1.00       --       --
Accumulation unit value at end of period      $1.61   $2.63   $2.09   $1.62   $1.41   $1.11    $0.85       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    45      70      74      64      56      34       --       --       --
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                      $1.59   $1.42   $1.34   $1.30   $1.24   $0.97    $1.00       --       --
Accumulation unit value at end of period      $0.85   $1.59   $1.42   $1.34   $1.30   $1.24    $0.97       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                   164     278     330     328     322     165       --       --       --
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                      $2.06   $1.97   $1.71   $1.52   $1.30   $0.93    $1.00       --       --
Accumulation unit value at end of period      $1.21   $2.06   $1.97   $1.71   $1.52   $1.30    $0.93       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                   155     194     197     168      54      13        9       --       --
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of
  period                                      $1.26   $1.29   $1.20   $1.19   $1.11   $1.00       --       --       --
Accumulation unit value at end of period      $0.27   $1.26   $1.29   $1.20   $1.19   $1.11       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                   116       4       4       4      16      14       --       --       --
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (07/31/2002)
Accumulation unit value at beginning of
  period                                      $1.87   $1.93   $1.71   $1.58   $1.35   $0.95    $1.00       --       --
Accumulation unit value at end of period      $1.14   $1.87   $1.93   $1.71   $1.58   $1.35    $0.95       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    73     103      95     102     106      81       13       --       --
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                      $1.37   $1.27   $1.21   $1.20   $1.12   $1.04    $1.00       --       --
Accumulation unit value at end of period      $1.15   $1.37   $1.27   $1.21   $1.20   $1.12    $1.04       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,319   3,876   2,715   1,678     741     108       --       --       --
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.03   $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of period      $0.85   $1.03      --      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,026   2,055      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of
  period                                      $1.19   $1.29   $1.13   $1.09   $1.00   $0.81    $1.00       --       --
Accumulation unit value at end of period      $0.72   $1.19   $1.29   $1.13   $1.09   $1.00    $0.81       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    30      32      33      35      37      39       --       --       --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/30/2002)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of
  period                                      $1.32   $1.35   $1.33   $1.20   $1.13   $0.97    $1.00       --       --
Accumulation unit value at end of period      $1.08   $1.32   $1.35   $1.33   $1.20   $1.13    $0.97       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    58      72      75      56      44      28       --       --       --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of
  period                                      $1.19   $1.15   $1.11   $1.11   $1.08   $1.05    $1.00       --       --
Accumulation unit value at end of period      $0.89   $1.19   $1.15   $1.11   $1.11   $1.08    $1.05       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --      --      --       2       2      16       16       --       --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of
  period                                      $1.81   $1.70   $1.35   $1.22   $1.07   $0.85    $1.00       --       --
Accumulation unit value at end of period      $1.00   $1.81   $1.70   $1.35   $1.22   $1.07    $0.85       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    56      64      67      82      83      77        7       --       --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of
  period                                      $1.50   $1.52   $1.39   $1.34   $1.27   $1.00       --       --       --
Accumulation unit value at end of period      $0.91   $1.50   $1.52   $1.39   $1.34   $1.27       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --      --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    123

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                            2008    2007    2006    2005    2004    2003     2002     2001     2000
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.24   $1.44   $1.25   $1.18   $1.00      --       --       --       --
Accumulation unit value at end of period      $0.74   $1.24   $1.44   $1.25   $1.18      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                     9      13     388      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of
  period                                      $1.33   $1.30   $1.25   $1.14   $0.97   $0.74    $1.00       --       --
Accumulation unit value at end of period      $0.71   $1.33   $1.30   $1.25   $1.14   $0.97    $0.74       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --      --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                      $1.75   $1.76   $1.54   $1.44   $1.28   $1.00       --       --       --
Accumulation unit value at end of period      $1.07   $1.75   $1.76   $1.54   $1.44   $1.28       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    20      39      31      24       5      --       --       --       --
*RidgeWorth Variable Trust Large Cap Core Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                      $1.52   $1.34   $1.23   $1.26   $1.20   $1.00       --       --       --
Accumulation unit value at end of period      $0.89   $1.52   $1.34   $1.23   $1.26   $1.20       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --       4       4       4       4       4       --       --       --
*RidgeWorth Variable Trust Large Cap Growth Stock Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                      $1.79   $1.75   $1.45   $1.42   $1.26   $1.00       --       --       --
Accumulation unit value at end of period      $1.18   $1.79   $1.75   $1.45   $1.42   $1.26       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    24      27      29      29      30       4       --       --       --
*RidgeWorth Variable Trust Large Cap Value Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                      $1.91   $1.84   $1.69   $1.50   $1.31   $1.00       --       --       --
Accumulation unit value at end of period      $1.11   $1.91   $1.84   $1.69   $1.50   $1.31       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --      --      --      --      --      --       --       --       --
*RidgeWorth Variable Trust Mid-Cap Core Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                      $2.17   $2.15   $1.88   $1.71   $1.40   $1.00       --       --       --
Accumulation unit value at end of period      $1.43   $2.17   $2.15   $1.88   $1.71   $1.40       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    15      13       7       4       4       2       --       --       --
*RidgeWorth Variable Trust Small Cap Value Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (02/11/2000)
Accumulation unit value at beginning of
  period                                      $2.85   $2.79   $2.34   $2.13   $1.90   $1.29    $1.51    $1.18    $1.00
Accumulation unit value at end of period      $1.59   $2.85   $2.79   $2.34   $2.13   $1.90    $1.29    $1.51    $1.18
Number of accumulation units outstanding at
  end of period (000 omitted)                   472     635     968   1,036   1,354     833    1,130    1,596      491
----------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO, INVESTMENT CLASS (02/11/2000)
Accumulation unit value at beginning of
  period                                      $2.68   $2.79   $2.45   $2.29   $1.86   $1.34    $1.58    $1.33    $1.00
Accumulation unit value at end of period      $1.92   $2.68   $2.79   $2.45   $2.29   $1.86    $1.34    $1.58    $1.33
Number of accumulation units outstanding at
  end of period (000 omitted)                   333     428     588     734     852     678      993      705      640
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                      $0.99   $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of period      $0.60   $0.99      --      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,936   1,541      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.29   $1.24   $1.09   $1.10   $1.00      --       --       --       --
Accumulation unit value at end of period      $0.80   $1.29   $1.24   $1.09   $1.10      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --      --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (07/31/2002)
Accumulation unit value at beginning of
  period                                      $1.77   $1.89   $1.59   $1.53   $1.30   $0.96    $1.00       --       --
Accumulation unit value at end of period      $1.19   $1.77   $1.89   $1.59   $1.53   $1.30    $0.96       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,474   1,618   1,525   1,501     718      23        3       --       --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (02/11/2000)
Accumulation unit value at beginning of
  period                                      $1.09   $1.09   $0.97   $0.94   $0.88   $0.74    $0.86    $0.98    $1.00
Accumulation unit value at end of period      $0.75   $1.09   $1.09   $0.97   $0.94   $0.88    $0.74    $0.86    $0.98
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,330   1,631   1,534   1,393   1,424   1,263      915      851      613
----------------------------------------------------------------------------------------------------------------------



 124    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                            2008    2007    2006    2005    2004    2003     2002     2001     2000
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (02/11/2000)
Accumulation unit value at beginning of
  period                                      $1.10   $1.06   $1.03   $1.02   $1.03   $1.04    $1.05    $1.03    $1.00
Accumulation unit value at end of period      $1.10   $1.10   $1.06   $1.03   $1.02   $1.03    $1.04    $1.05    $1.03
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,556   3,511   4,258   5,054   5,813   9,032   12,876   11,399   11,511
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (02/11/2000)
Accumulation unit value at beginning of
  period                                      $1.28   $1.24   $1.21   $1.20   $1.17   $1.14    $1.09    $1.03    $1.00
Accumulation unit value at end of period      $1.18   $1.28   $1.24   $1.21   $1.20   $1.17    $1.14    $1.09    $1.03
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,697   3,973   1,279   1,145   1,267     849      894    1,363      688
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (02/11/2000)
Accumulation unit value at beginning of
  period                                      $1.94   $1.83   $1.55   $1.39   $1.19   $0.86    $1.08    $1.07    $1.00
Accumulation unit value at end of period      $1.14   $1.94   $1.83   $1.55   $1.39   $1.19    $0.86    $1.08    $1.07
Number of accumulation units outstanding at
  end of period (000 omitted)                 4,036   3,632   3,425   2,161     854     518      179      367       52
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.09   $1.03   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period      $1.07   $1.09   $1.03      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,415   1,694   1,612      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (02/11/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of
  period                                      $0.58   $0.57   $0.52   $0.49   $0.46   $0.38    $0.52    $0.77    $1.00
Accumulation unit value at end of period      $0.32   $0.58   $0.57   $0.52   $0.49   $0.46    $0.38    $0.52    $0.77
Number of accumulation units outstanding at
  end of period (000 omitted)                   505     492     384     703     733     539      476      546      554
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (02/11/2000)
Accumulation unit value at beginning of
  period                                      $1.26   $1.26   $1.15   $1.13   $1.03   $0.83    $0.91    $0.88    $1.00
Accumulation unit value at end of period      $0.93   $1.26   $1.26   $1.15   $1.13   $1.03    $0.83    $0.91    $0.88
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,953   2,461   3,559   2,355   3,591   3,747    3,634    2,458      390
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.06   $1.04   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period      $0.84   $1.06   $1.04      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,172   1,210      66      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (02/11/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of
  period                                      $0.83   $0.82   $0.73   $0.69   $0.67   $0.52    $0.68    $0.85    $1.00
Accumulation unit value at end of period      $0.47   $0.83   $0.82   $0.73   $0.69   $0.67    $0.52    $0.68    $0.85
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,771   4,175   4,631   3,835   3,213     184      144      795      785
----------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (05/01/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of
  period                                      $1.07   $1.10   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period      $0.64   $1.07   $1.10      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --      --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (08/30/2002)
Accumulation unit value at beginning of
  period                                      $1.57   $1.40   $1.43   $1.32   $1.23   $1.02    $1.00       --       --
Accumulation unit value at end of period      $0.85   $1.57   $1.40   $1.43   $1.32   $1.23    $1.02       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                   301     277     281     271     202       8       --       --       --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.00   $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of period      $0.54   $1.00      --      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --      --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (01/29/2003)
Accumulation unit value at beginning of
  period                                      $1.68   $1.63   $1.43   $1.40   $1.29   $1.00       --       --       --
Accumulation unit value at end of period      $1.04   $1.68   $1.63   $1.43   $1.40   $1.29       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    48     177     184     189     199      32       --       --       --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (02/11/2000)
Accumulation unit value at beginning of
  period                                      $1.21   $1.17   $1.15   $1.15   $1.16   $1.16    $1.11    $1.06    $1.00
Accumulation unit value at end of period      $1.16   $1.21   $1.17   $1.15   $1.15   $1.16    $1.16    $1.11    $1.06
Number of accumulation units outstanding at
  end of period (000 omitted)                   824     634     688     614     765     812      397      424       24
----------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    125

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                            2008    2007    2006    2005    2004    2003     2002     2001     2000
----------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (02/11/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of
  period                                      $1.37   $1.45   $1.32   $1.28   $1.09   $0.75    $0.92    $1.00    $1.00
Accumulation unit value at end of period      $0.83   $1.37   $1.45   $1.32   $1.28   $1.09    $0.75    $0.92    $1.00
Number of accumulation units outstanding at
  end of period (000 omitted)                   254     355     416     516     616     743      259      474      147
----------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                      $2.76   $2.03   $1.54   $1.17   $1.00      --       --       --       --
Accumulation unit value at end of period      $1.26   $2.76   $2.03   $1.54   $1.17      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,256     918   1,102     882     424      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.18   $1.06   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period      $0.69   $1.18   $1.06      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                     1      --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (02/11/2000)
Accumulation unit value at beginning of
  period                                      $2.73   $2.91   $2.56   $2.27   $1.92   $1.37    $1.56    $1.39    $1.00
Accumulation unit value at end of period      $1.51   $2.73   $2.91   $2.56   $2.27   $1.92    $1.37    $1.56    $1.39
Number of accumulation units outstanding at
  end of period (000 omitted)                   611     880   1,292   1,445   1,239   1,160    1,457    1,689      785
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                      $1.64   $1.70   $1.49   $1.46   $1.26   $0.98    $1.00       --       --
Accumulation unit value at end of period      $1.04   $1.64   $1.70   $1.49   $1.46   $1.26    $0.98       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,872   3,900   4,082   2,752     959     110        3       --       --
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                      $1.69   $1.67   $1.46   $1.36   $1.21   $0.96    $1.00       --       --
Accumulation unit value at end of period      $1.12   $1.69   $1.67   $1.46   $1.36   $1.21    $0.96       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                     7       7      11       3       3       3       --       --       --
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                      $0.85   $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of period      $0.46   $0.85      --      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                   810     386      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.12   $1.00      --      --      --      --       --       --       --
Accumulation unit value at end of period      $0.59   $1.12      --      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    16      --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                      $2.23   $2.73   $2.01   $1.74   $1.30   $0.96    $1.00       --       --
Accumulation unit value at end of period      $1.36   $2.23   $2.73   $2.01   $1.74   $1.30    $0.96       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    31      34      33      34      35      25       --       --       --
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.00   $1.23   $1.00      --      --      --       --       --       --
Accumulation unit value at end of period      $0.61   $1.00   $1.23      --      --      --       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --      --       1      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (02/11/2000)
Accumulation unit value at beginning of
  period                                      $1.22   $1.07   $0.79   $0.66   $0.52   $0.35    $0.42    $0.54    $1.00
Accumulation unit value at end of period      $0.66   $1.22   $1.07   $0.79   $0.66   $0.52    $0.35    $0.42    $0.54
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,260   1,834   1,113     909     895     861      813    1,918    1,867
----------------------------------------------------------------------------------------------------------------------
WANGER USA (02/11/2000)
Accumulation unit value at beginning of
  period                                      $1.42   $1.37   $1.29   $1.18   $1.01   $0.72    $0.88    $0.80    $1.00
Accumulation unit value at end of period      $0.85   $1.42   $1.37   $1.29   $1.18   $1.01    $0.72    $0.88    $0.80
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,236   2,262   2,124   1,887   1,310     833      774    1,045      527
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (03/03/2003)
Accumulation unit value at beginning of
  period                                      $1.61   $1.52   $1.37   $1.33   $1.24   $1.00       --       --       --
Accumulation unit value at end of period      $1.12   $1.61   $1.52   $1.37   $1.33   $1.24       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    76     102     119     119      43      43       --       --       --
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (03/03/2003)
Accumulation unit value at beginning of
  period                                      $1.69   $1.74   $1.45   $1.43   $1.30   $1.00       --       --       --
Accumulation unit value at end of period      $1.08   $1.69   $1.74   $1.45   $1.43   $1.30       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    54      38      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------



 126    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                            2008    2007    2006    2005    2004    2003     2002     2001     2000
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (02/11/2000)
Accumulation unit value at beginning of
  period                                      $1.39   $1.38   $1.18   $1.14   $1.04   $0.84    $1.05    $1.13    $1.00
Accumulation unit value at end of period      $0.87   $1.39   $1.38   $1.18   $1.14   $1.04    $0.84    $1.05    $1.13
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,157   1,375   1,432   1,739   1,400     495      368      132       47
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (03/03/2003)
Accumulation unit value at beginning of
  period                                      $2.13   $1.92   $1.62   $1.50   $1.39   $1.00       --       --       --
Accumulation unit value at end of period      $1.19   $2.13   $1.92   $1.62   $1.50   $1.39       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    16      17      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (03/03/2003)
Accumulation unit value at beginning of
  period                                      $1.47   $1.46   $1.28   $1.33   $1.25   $1.00       --       --       --
Accumulation unit value at end of period      $0.87   $1.47   $1.46   $1.28   $1.33   $1.25       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --      --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (03/03/2003)
Accumulation unit value at beginning of
  period                                      $1.47   $1.38   $1.37   $1.32   $1.30   $1.00       --       --       --
Accumulation unit value at end of period      $0.88   $1.47   $1.38   $1.37   $1.32   $1.30       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,813   2,907   3,057   2,332     620      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (03/03/2003)
Accumulation unit value at beginning of
  period                                      $1.05   $1.02   $0.99   $0.98   $0.99   $1.00       --       --       --
Accumulation unit value at end of period      $1.06   $1.05   $1.02   $0.99   $0.98   $0.99       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                   270      40      85      48      75      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (03/03/2003)
Accumulation unit value at beginning of
  period                                      $2.36   $2.11   $1.75   $1.67   $1.49   $1.00       --       --       --
Accumulation unit value at end of period      $1.36   $2.36   $2.11   $1.75   $1.67   $1.49       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --      --      --      --      --      --       --       --       --
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (03/03/2003)
Accumulation unit value at beginning of
  period                                      $1.12   $1.07   $1.04   $1.04   $1.01   $1.00       --       --       --
Accumulation unit value at end of period      $1.12   $1.12   $1.07   $1.04   $1.04   $1.01       --       --       --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,510   2,330   4,299   1,431     508      --       --       --       --
----------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    127

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                             2008    2007     2006    2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES
  (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.69   $1.69    $1.52   $1.47   $1.35   $1.00      --      --      --
Accumulation unit value at end of period       $0.80   $1.69    $1.69   $1.52   $1.47   $1.35      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  1,240   1,262    1,368   1,471   1,173     333      --      --      --
---------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                       $0.69   $0.63    $0.60   $0.56   $0.54   $0.42   $0.57   $0.75   $1.00
Accumulation unit value at end of period       $0.39   $0.69    $0.63   $0.60   $0.56   $0.54   $0.42   $0.57   $0.75
Number of accumulation units outstanding at
  end of period (000 omitted)                    187     229      241     320     416     470     489     494     149
---------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.67   $1.52    $1.45   $1.36   $1.30   $1.00      --      --      --
Accumulation unit value at end of period       $0.94   $1.67    $1.52   $1.45   $1.36   $1.30      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     95     171      514      32      36      20      --      --      --
---------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of
  period                                       $2.05   $1.89    $1.65   $1.54   $1.36   $1.00      --      --      --
Accumulation unit value at end of period       $1.07   $2.05    $1.89   $1.65   $1.54   $1.36      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     31      39       40      37      46      36      --      --      --
---------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of
  period                                       $1.15   $1.08    $1.00      --      --      --      --      --      --
Accumulation unit value at end of period       $0.79   $1.15    $1.08      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    204     254      304      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
  period                                       $1.14   $1.08    $1.00      --      --      --      --      --      --
Accumulation unit value at end of period       $0.78   $1.14    $1.08      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     31      45       28      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                       $1.03   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period       $0.72   $1.03       --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     19      --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                       $1.04   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period       $0.61   $1.04       --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  3,189   1,916       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.33   $1.24    $1.14   $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period       $0.94   $1.33    $1.24   $1.14   $1.08      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    226     300      338     380     266      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of
  period                                       $1.00      --       --      --      --      --      --      --      --
Accumulation unit value at end of period       $0.82      --       --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      8      --       --      --      --      --      --      --      --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced Wealth Strategy
  Portfolio (Class B) on Sept. 26, 2008.
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.86   $1.58    $1.48   $1.45   $1.41   $1.00      --      --      --
Accumulation unit value at end of period       $0.96   $1.86    $1.58   $1.48   $1.45   $1.41      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     43     339      112     156     158      63      --      --      --
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.77   $1.71    $1.49   $1.45   $1.32   $1.00      --      --      --
Accumulation unit value at end of period       $1.03   $1.77    $1.71   $1.49   $1.45   $1.32      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    400     528      530     616     622     246      --      --      --
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.89   $1.82    $1.37   $1.20   $1.00      --      --      --      --
Accumulation unit value at end of period       $0.87   $1.89    $1.82   $1.37   $1.20      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  5,396   3,686    3,029   2,119     537      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.64   $1.46    $1.50   $1.33   $1.24   $1.00      --      --      --
Accumulation unit value at end of period       $0.97   $1.64    $1.46   $1.50   $1.33   $1.24      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    137     179      171     177     187     127      --      --      --
---------------------------------------------------------------------------------------------------------------------



 128    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                             2008    2007     2006    2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.13   $1.05    $1.05   $1.05   $1.00      --      --      --      --
Accumulation unit value at end of period       $1.09   $1.13    $1.05   $1.05   $1.05      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  2,978   5,020    5,498   4,472   1,212      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.77   $1.53    $1.24   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period       $0.96   $1.77    $1.53   $1.24   $1.12      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                       $0.90   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period       $0.67   $0.90       --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     25      55       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.20   $1.01    $1.07   $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period       $0.69   $1.20    $1.01   $1.07   $1.06      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  2,115   2,371    4,396   1,978     814      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.22   $1.31    $1.12   $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period       $0.88   $1.22    $1.31   $1.12   $1.09      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     56      20       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of
  period                                       $1.07   $1.07    $1.00      --      --      --      --      --      --
Accumulation unit value at end of period       $0.79   $1.07    $1.07      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    789   1,019    1,474      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of
  period                                       $1.12   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period       $0.67   $1.12       --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  6,349   4,121       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of
  period                                       $1.13   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period       $0.58   $1.13       --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.36   $1.42    $1.21   $1.17   $1.00      --      --      --      --
Accumulation unit value at end of period       $0.96   $1.36    $1.42   $1.21   $1.17      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  3,368   2,764        5       5       5      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
  period                                       $1.10   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period       $0.72   $1.10       --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.28   $1.28    $1.21   $1.13   $1.00      --      --      --      --
Accumulation unit value at end of period       $0.75   $1.28    $1.28   $1.21   $1.13      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.21   $1.07    $1.05   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period       $0.70   $1.21    $1.07   $1.05   $1.03      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    787     863    1,433     740     249      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                       $0.72   $0.68    $0.63   $0.62   $0.59   $0.48   $0.68   $0.90   $1.00
Accumulation unit value at end of period       $0.46   $0.72    $0.68   $0.63   $0.62   $0.59   $0.48   $0.68   $0.90
Number of accumulation units outstanding at
  end of period (000 omitted)                     43      53       54      77     109     119     156     191      71
---------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.26   $1.20    $1.05   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period       $0.87   $1.26    $1.20   $1.05   $1.03      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    129

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                             2008    2007     2006    2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                       $1.09   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period       $0.62   $1.09       --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.54   $1.51    $1.25   $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period       $0.95   $1.54    $1.51   $1.25   $1.14      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      7       7        7      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                       $0.98   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period       $0.70   $0.98       --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  2,725   1,896       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.11   $1.07    $1.05   $1.04   $1.02   $1.00      --      --      --
Accumulation unit value at end of period       $0.87   $1.11    $1.07   $1.05   $1.04   $1.02      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    789   1,252    1,257   1,307   1,090     742      --      --      --
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.40   $1.34    $1.24   $1.20   $1.15   $1.00      --      --      --
Accumulation unit value at end of period       $0.75   $1.40    $1.34   $1.24   $1.20   $1.15      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    190     231      243     283     305     233      --      --      --
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.24   $1.22    $1.17   $1.20   $1.13   $1.00      --      --      --
Accumulation unit value at end of period       $0.86   $1.24    $1.22   $1.17   $1.20   $1.13      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    777   1,095    1,306   1,319   1,205     654      --      --      --
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.76   $1.66    $1.50   $1.40   $1.31   $1.00      --      --      --
Accumulation unit value at end of period       $1.16   $1.76    $1.66   $1.50   $1.40   $1.31      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    414     536      600     571     397     293      --      --      --
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.93   $1.77    $1.63   $1.56   $1.39   $1.00      --      --      --
Accumulation unit value at end of period       $1.12   $1.93    $1.77   $1.63   $1.56   $1.39      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     93     122      119     160     136     101      --      --      --
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.31   $1.30    $1.22   $1.22   $1.15   $1.00      --      --      --
Accumulation unit value at end of period       $0.96   $1.31    $1.30   $1.22   $1.22   $1.15      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    515     623      492     544     441     362      --      --      --
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
  period                                       $2.44   $2.16    $1.79   $1.57   $1.34   $1.00      --      --      --
Accumulation unit value at end of period       $1.40   $2.44    $2.16   $1.79   $1.57   $1.34      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    301     425      387     352     320     216      --      --      --
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.72   $1.56    $1.50   $1.48   $1.40   $1.00      --      --      --
Accumulation unit value at end of period       $1.23   $1.72    $1.56   $1.50   $1.48   $1.40      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    194     284      283     298     336     232      --      --      --
---------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.82   $2.01    $1.68   $1.55   $1.31   $1.00      --      --      --
Accumulation unit value at end of period       $1.23   $1.82    $2.01   $1.68   $1.55   $1.31      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    460     635      559     612     637     390      --      --      --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
  period                                       $2.13   $1.85    $1.69   $1.47   $1.30   $1.00      --      --      --
Accumulation unit value at end of period       $1.20   $2.13    $1.85   $1.69   $1.47   $1.30      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  8,454   9,541   10,355   6,755   4,083   1,989      --      --      --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
  period                                       $1.48   $1.41    $1.26   $1.06   $1.06   $0.86   $0.95   $1.00      --
Accumulation unit value at end of period       $0.85   $1.48    $1.41   $1.26   $1.06   $1.06   $0.86   $0.95      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      1      --        1       1       1       1      10       3      --
---------------------------------------------------------------------------------------------------------------------



 130    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                             2008    2007     2006    2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.84   $1.48    $1.41   $1.36   $1.34   $1.00      --      --      --
Accumulation unit value at end of period       $0.95   $1.84    $1.48   $1.41   $1.36   $1.34      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     67     115      130     161     199     141      --      --      --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
  period                                       $1.37   $1.36    $1.25   $1.24   $1.15   $0.92   $0.91   $1.00      --
Accumulation unit value at end of period       $1.01   $1.37    $1.36   $1.25   $1.24   $1.15   $0.92   $0.91      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     19      22       22      22      22      26      13      13      --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.09   $1.06    $1.03   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period       $1.03   $1.09    $1.06   $1.03   $1.03      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  5,462   5,876    2,468   1,893     708      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
  period                                       $2.28   $2.01    $1.82   $1.57   $1.28   $0.94   $1.06   $1.00      --
Accumulation unit value at end of period       $1.35   $2.28    $2.01   $1.82   $1.57   $1.28   $0.94   $1.06      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  2,876   2,509    1,985   1,376   1,002     621      42       8      --
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
  period                                       $2.54   $2.20    $1.90   $1.63   $1.46   $1.00      --      --      --
Accumulation unit value at end of period       $1.40   $2.54    $2.20   $1.90   $1.63   $1.46      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    631     708      921     814     375       6      --      --      --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
  period                                       $2.24   $2.88    $2.43   $2.18   $1.68   $1.26   $1.25   $1.18   $1.00
Accumulation unit value at end of period       $1.27   $2.24    $2.88   $2.43   $2.18   $1.68   $1.26   $1.25   $1.18
Number of accumulation units outstanding at
  end of period (000 omitted)                    112     129      143     179     154      90      58      11       2
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
  period                                       $1.65   $1.62    $1.39   $1.39   $1.24   $0.96   $0.98   $0.99   $1.00
Accumulation unit value at end of period       $1.14   $1.65    $1.62   $1.39   $1.39   $1.24   $0.96   $0.98   $0.99
Number of accumulation units outstanding at
  end of period (000 omitted)                    528     522      401     503     448     360     343     285     177
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.22   $1.28    $1.11   $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period       $0.88   $1.22    $1.28   $1.11   $1.09      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     15      17       16      12      11      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (05/01/2002)
Accumulation unit value at beginning of
  period                                       $1.48   $1.54    $1.34   $1.25   $1.03   $0.79   $1.00      --      --
Accumulation unit value at end of period       $0.98   $1.48    $1.54   $1.34   $1.25   $1.03   $0.79      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    253     389      446     450     471     247       4      --      --
---------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
  period                                       $0.63   $0.58    $0.54   $0.52   $0.48   $0.35   $0.50   $0.60   $1.00
Accumulation unit value at end of period       $0.36   $0.63    $0.58   $0.54   $0.52   $0.48   $0.35   $0.50   $0.60
Number of accumulation units outstanding at
  end of period (000 omitted)                    554     790      901   1,089   1,247     982     331     348     258
---------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
  period                                       $1.78   $1.75    $1.51   $1.38   $1.25   $1.02   $1.17   $1.11   $1.00
Accumulation unit value at end of period       $1.10   $1.78    $1.75   $1.51   $1.38   $1.25   $1.02   $1.17   $1.11
Number of accumulation units outstanding at
  end of period (000 omitted)                  2,938   4,831    5,961   5,530   5,447   3,579     123      41       3
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of
  period                                       $2.29   $2.02    $1.69   $1.56   $1.34   $1.00      --      --      --
Accumulation unit value at end of period       $1.34   $2.29    $2.02   $1.69   $1.56   $1.34      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    347     524      509     481     404     261      --      --      --
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of
  period                                       $1.34   $1.23    $1.11   $1.16   $1.00      --      --      --      --
Accumulation unit value at end of period       $1.40   $1.34    $1.23   $1.11   $1.16      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  3,929   4,699    3,467   1,682     454      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.45   $1.44    $1.20   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period       $0.82   $1.45    $1.44   $1.20   $1.12      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    156     156      154     153     127      --      --      --      --
---------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    131

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                             2008    2007     2006    2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                       $2.94   $2.89    $2.53   $2.28   $1.84   $1.46   $1.56   $1.41   $1.00
Accumulation unit value at end of period       $1.82   $2.94    $2.89   $2.53   $2.28   $1.84   $1.46   $1.56   $1.41
Number of accumulation units outstanding at
  end of period (000 omitted)                  1,775   1,885    1,605     937     431     147     125     110      37
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                       $0.99   $1.02    $0.92   $0.88   $0.78   $0.61   $0.79   $0.91   $1.00
Accumulation unit value at end of period       $0.61   $0.99    $1.02   $0.92   $0.88   $0.78   $0.61   $0.79   $0.91
Number of accumulation units outstanding at
  end of period (000 omitted)                     81     104      122     171     282     210     204     212     144
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of
  period                                       $1.05   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period       $0.62   $1.05       --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  6,530   5,027       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of
  period                                       $1.03   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period       $0.60   $1.03       --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.55   $1.42    $1.35   $1.32   $1.23   $1.00      --      --      --
Accumulation unit value at end of period       $0.96   $1.55    $1.42   $1.35   $1.32   $1.23      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     34      39       39      35      75      75      --      --      --
---------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
  period                                       $1.09   $1.01    $0.91   $0.86   $0.79   $0.65   $0.84   $1.02   $1.00
Accumulation unit value at end of period       $0.72   $1.09    $1.01   $0.91   $0.86   $0.79   $0.65   $0.84   $1.02
Number of accumulation units outstanding at
  end of period (000 omitted)                      9      10       44      49      54      60      68      87      57
---------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.61   $1.60    $1.44   $1.40   $1.34   $1.00      --      --      --
Accumulation unit value at end of period       $0.96   $1.61    $1.60   $1.44   $1.40   $1.34      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     97     104      110     115     142     117      --      --      --
---------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.44   $1.41    $1.29   $1.28   $1.17   $1.00      --      --      --
Accumulation unit value at end of period       $1.10   $1.44    $1.41   $1.29   $1.28   $1.17      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  1,996   3,177    3,276   3,166   3,185   2,107      --      --      --
---------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
  period                                       $1.53   $1.22    $0.94   $0.82   $0.64   $0.48   $0.63   $0.85   $1.00
Accumulation unit value at end of period       $0.94   $1.53    $1.22   $0.94   $0.82   $0.64   $0.48   $0.63   $0.85
Number of accumulation units outstanding at
  end of period (000 omitted)                    113     128      193     290     358     415     453     567     366
---------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of
  period                                       $3.09   $2.46    $1.91   $1.67   $1.30   $1.00      --      --      --
Accumulation unit value at end of period       $1.89   $3.09    $2.46   $1.91   $1.67   $1.30      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    125     150      146     126     111      59      --      --      --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.68   $1.50    $1.41   $1.37   $1.31   $1.00      --      --      --
Accumulation unit value at end of period       $0.90   $1.68    $1.50   $1.41   $1.37   $1.31      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  1,623   1,718    1,728   1,429     747     148      --      --      --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
  period                                       $1.70   $1.63    $1.41   $1.26   $1.07   $0.77   $1.00      --      --
Accumulation unit value at end of period       $1.00   $1.70    $1.63   $1.41   $1.26   $1.07   $0.77      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    645     737      429     462     327     229      --      --      --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.36   $1.39    $1.29   $1.29   $1.20   $1.00      --      --      --
Accumulation unit value at end of period       $0.29   $1.36    $1.39   $1.29   $1.29   $1.20      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    197     214      199     207     214     167      --      --      --
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.99   $2.05    $1.82   $1.69   $1.44   $1.00      --      --      --
Accumulation unit value at end of period       $1.21   $1.99    $2.05   $1.82   $1.69   $1.44      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    123     198      192     164     179     148      --      --      --
---------------------------------------------------------------------------------------------------------------------



 132    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                             2008    2007     2006    2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
  period                                       $1.45   $1.34    $1.27   $1.26   $1.19   $1.03   $1.00      --      --
Accumulation unit value at end of period       $1.22   $1.45    $1.34   $1.27   $1.26   $1.19   $1.03      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  8,108   9,314    6,883   5,202   3,248   1,819      --      --      --
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
  period                                       $1.03   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period       $0.85   $1.03       --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  5,686   4,895       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.54   $1.66    $1.46   $1.41   $1.29   $1.00      --      --      --
Accumulation unit value at end of period       $0.93   $1.54    $1.66   $1.46   $1.41   $1.29      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     32      40       41      42      45      37      --      --      --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of
  period                                       $1.13   $1.15    $1.14   $1.03   $0.97   $0.84   $1.00      --      --
Accumulation unit value at end of period       $0.92   $1.13    $1.15   $1.14   $1.03   $0.97   $0.84      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    114     123      133     155     148     132      33      --      --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                       $1.01   $0.95    $0.76   $0.68   $0.60   $0.47   $0.59   $0.75   $1.00
Accumulation unit value at end of period       $0.56   $1.01    $0.95   $0.76   $0.68   $0.60   $0.47   $0.59   $0.75
Number of accumulation units outstanding at
  end of period (000 omitted)                    934   1,657    1,026   1,024   1,360   1,054     666     730     499
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.50   $1.52    $1.38   $1.34   $1.27   $1.00      --      --      --
Accumulation unit value at end of period       $0.91   $1.50    $1.52   $1.38   $1.34   $1.27      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.23   $1.44    $1.25   $1.18   $1.00      --      --      --      --
Accumulation unit value at end of period       $0.74   $1.23    $1.44   $1.25   $1.18      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     45      87      763       2      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                       $0.59   $0.57    $0.55   $0.50   $0.43   $0.33   $0.48   $0.73   $1.00
Accumulation unit value at end of period       $0.31   $0.59    $0.57   $0.55   $0.50   $0.43   $0.33   $0.48   $0.73
Number of accumulation units outstanding at
  end of period (000 omitted)                    137     201      385     495     657     650     608     668     384
---------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.75   $1.76    $1.54   $1.44   $1.28   $1.00      --      --      --
Accumulation unit value at end of period       $1.07   $1.75    $1.76   $1.54   $1.44   $1.28      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      9      12       12      12      12       6      --      --      --
*RidgeWorth Variable Trust Large Cap Core Equity Fund liquidated on April 24, 2009.
---------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.52   $1.34    $1.23   $1.26   $1.20   $1.00      --      --      --
Accumulation unit value at end of period       $0.89   $1.52    $1.34   $1.23   $1.26   $1.20      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     64      83       84     105      86      62      --      --      --
*RidgeWorth Variable Trust Large Cap Growth Stock Fund liquidated on April 24, 2009.
---------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.79   $1.76    $1.46   $1.43   $1.26   $1.00      --      --      --
Accumulation unit value at end of period       $1.19   $1.79    $1.76   $1.46   $1.43   $1.26      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --        9       9      11      12      --      --      --
*RidgeWorth Variable Trust Large Cap Value Equity Fund liquidated on April 24, 2009.
---------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.90   $1.84    $1.69   $1.50   $1.31   $1.00      --      --      --
Accumulation unit value at end of period       $1.11   $1.90    $1.84   $1.69   $1.50   $1.31      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      4      13       13      10      10       6      --      --      --
*RidgeWorth Variable Trust Mid-Cap Core Equity Fund liquidated on April 24, 2009.
---------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of
  period                                       $2.17   $2.15    $1.88   $1.71   $1.40   $1.00      --      --      --
Accumulation unit value at end of period       $1.42   $2.17    $2.15   $1.88   $1.71   $1.40      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     11      36       36      33      24      13      --      --      --
*RidgeWorth Variable Trust Small Cap Value Equity Fund liquidated on April 24, 2009.
---------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    133

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                             2008    2007     2006    2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                       $0.99   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period       $0.60   $0.99       --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  5,598   3,875       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.29   $1.24    $1.09   $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period       $0.80   $1.29    $1.24   $1.09   $1.10      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     13      13       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (05/01/2002)
Accumulation unit value at beginning of
  period                                       $1.45   $1.55    $1.31   $1.26   $1.07   $0.79   $1.00      --      --
Accumulation unit value at end of period       $0.98   $1.45    $1.55   $1.31   $1.26   $1.07   $0.79      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  2,323   2,697    2,783   2,494     926      92      --      --      --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.05   $1.02    $0.99   $0.98   $0.99   $1.00      --      --      --
Accumulation unit value at end of period       $1.05   $1.05    $1.02   $0.99   $0.98   $0.99      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  3,612   1,885    1,470     766     287     357      --      --      --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.13   $1.09    $1.06   $1.05   $1.03   $1.00      --      --      --
Accumulation unit value at end of period       $1.04   $1.13    $1.09   $1.06   $1.05   $1.03      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  9,685   8,940    4,427   1,401   1,444     591      --      --      --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                       $1.95   $1.83    $1.55   $1.39   $1.20   $0.86   $1.08   $1.08   $1.00
Accumulation unit value at end of period       $1.14   $1.95    $1.83   $1.55   $1.39   $1.20   $0.86   $1.08   $1.08
Number of accumulation units outstanding at
  end of period (000 omitted)                  7,708   6,016    4,986   2,404     286     196      36      34       3
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                       $1.09   $1.03    $1.00      --      --      --      --      --      --
Accumulation unit value at end of period       $1.07   $1.09    $1.03      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  3,656   3,857    3,004      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (01/29/2003)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of
  period                                       $1.54   $1.52    $1.39   $1.30   $1.22   $1.00      --      --      --
Accumulation unit value at end of period       $0.84   $1.54    $1.52   $1.39   $1.30   $1.22      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     20      18        5      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                       $1.25   $1.25    $1.15   $1.12   $1.02   $0.83   $0.90   $0.88   $1.00
Accumulation unit value at end of period       $0.92   $1.25    $1.25   $1.15   $1.12   $1.02   $0.83   $0.90   $0.88
Number of accumulation units outstanding at
  end of period (000 omitted)                  1,295   1,788    2,394   1,528     436     245     216     178      62
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of
  period                                       $1.19   $1.18    $1.11   $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period       $0.95   $1.19    $1.18   $1.11   $1.10      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  2,818   2,486      802       1      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (03/03/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of
  period                                       $0.81   $0.80    $0.71   $0.68   $0.65   $0.51   $0.67   $0.83   $1.00
Accumulation unit value at end of period       $0.46   $0.81    $0.80   $0.71   $0.68   $0.65   $0.51   $0.67   $0.83
Number of accumulation units outstanding at
  end of period (000 omitted)                  3,845   3,974    4,539   4,651   2,949     133      79     101      13
---------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of
  period                                       $1.30   $1.33    $1.13   $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period       $0.77   $1.30    $1.33   $1.13   $1.10      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.61   $1.44    $1.46   $1.35   $1.26   $1.00      --      --      --
Accumulation unit value at end of period       $0.87   $1.61    $1.44   $1.46   $1.35   $1.26      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     96      90      120     115      44       6      --      --      --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                       $1.00   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period       $0.54   $1.00       --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      6      26       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------



 134    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                             2008    2007     2006    2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.68   $1.62    $1.43   $1.40   $1.29   $1.00      --      --      --
Accumulation unit value at end of period       $1.04   $1.68    $1.62   $1.43   $1.40   $1.29      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    282      82       82      86      57      34      --      --      --
---------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                       $1.20   $1.16    $1.13   $1.13   $1.14   $1.15   $1.10   $1.05   $1.00
Accumulation unit value at end of period       $1.15   $1.20    $1.16   $1.13   $1.13   $1.14   $1.15   $1.10   $1.05
Number of accumulation units outstanding at
  end of period (000 omitted)                  1,818   1,636    1,686   1,464   2,105   1,933   1,155     592     331
---------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (03/03/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of
  period                                       $1.22   $1.29    $1.17   $1.14   $0.98   $0.67   $0.82   $0.90   $1.00
Accumulation unit value at end of period       $0.73   $1.22    $1.29   $1.17   $1.14   $0.98   $0.67   $0.82   $0.90
Number of accumulation units outstanding at
  end of period (000 omitted)                     31      42       43      46      47      47      37      43      39
---------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                       $2.75   $2.03    $1.54   $1.17   $1.00      --      --      --      --
Accumulation unit value at end of period       $1.25   $2.75    $2.03   $1.54   $1.17      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  2,430   1,692    1,797   1,246     418      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.73   $1.56    $1.28   $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period       $1.01   $1.73    $1.56   $1.28   $1.14      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                      7       7        7      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.69   $1.76    $1.54   $1.51   $1.30   $1.00      --      --      --
Accumulation unit value at end of period       $1.07   $1.69    $1.76   $1.54   $1.51   $1.30      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  7,040   7,150    7,069   4,450   1,542     246      --      --      --
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (01/29/2003)
Accumulation unit value at beginning of
  period                                       $1.80   $1.78    $1.56   $1.45   $1.29   $1.00      --      --      --
Accumulation unit value at end of period       $1.20   $1.80    $1.78   $1.56   $1.45   $1.29      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    159     197      190     189     208     134      --      --      --
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                       $0.85   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period       $0.46   $0.85       --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  2,280     996       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                       $1.12   $1.00       --      --      --      --      --      --      --
Accumulation unit value at end of period       $0.59   $1.12       --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     --      --       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (01/29/2003)
Accumulation unit value at beginning of
  period                                       $2.43   $2.98    $2.19   $1.90   $1.42   $1.00      --      --      --
Accumulation unit value at end of period       $1.48   $2.43    $2.98   $2.19   $1.90   $1.42      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     59      86       85      95      95      55      --      --      --
---------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.74   $2.14    $1.58   $1.38   $1.00      --      --      --      --
Accumulation unit value at end of period       $1.06   $1.74    $2.14   $1.58   $1.38      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     75      70       76      83      53      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of
  period                                       $2.22   $1.94    $1.44   $1.20   $1.00      --      --      --      --
Accumulation unit value at end of period       $1.19   $2.22    $1.94   $1.44   $1.20      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  2,773   1,890    1,574   1,129     548      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of
  period                                       $1.39   $1.34    $1.26   $1.15   $1.00      --      --      --      --
Accumulation unit value at end of period       $0.82   $1.39    $1.34   $1.26   $1.15      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                  2,749   2,549    1,907   1,367     402      --      --      --      --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                       $1.20   $1.14    $1.03   $1.00   $0.93   $0.77   $0.90   $0.98   $1.00
Accumulation unit value at end of period       $0.84   $1.20    $1.14   $1.03   $1.00   $0.93   $0.77   $0.90   $0.98
Number of accumulation units outstanding at
  end of period (000 omitted)                    216     356      460     990   1,418   1,415   1,505   1,685   1,029
---------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    135

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                             2008    2007     2006    2005    2004    2003    2002    2001    2000
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                       $1.20   $1.23    $1.02   $1.01   $0.92   $0.75   $1.00   $1.09   $1.00
Accumulation unit value at end of period       $0.76   $1.20    $1.23   $1.02   $1.01   $0.92   $0.75   $1.00   $1.09
Number of accumulation units outstanding at
  end of period (000 omitted)                    102     136      271     277     462     369     366     378     302
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                       $1.38   $1.36    $1.17   $1.13   $1.03   $0.83   $1.05   $1.12   $1.00
Accumulation unit value at end of period       $0.86   $1.38    $1.36   $1.17   $1.13   $1.03   $0.83   $1.05   $1.12
Number of accumulation units outstanding at
  end of period (000 omitted)                    412     447      532     679     518     534     482     466     123
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (07/03/2000)
Accumulation unit value at beginning of
  period                                       $1.10   $0.99    $0.83   $0.77   $0.72   $0.55   $0.73   $0.89   $1.00
Accumulation unit value at end of period       $0.61   $1.10    $0.99   $0.83   $0.77   $0.72   $0.55   $0.73   $0.89
Number of accumulation units outstanding at
  end of period (000 omitted)                     68      79       80      84     104      73      43       2      --
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                       $0.72   $0.71    $0.63   $0.65   $0.61   $0.50   $0.69   $0.87   $1.00
Accumulation unit value at end of period       $0.43   $0.72    $0.71   $0.63   $0.65   $0.61   $0.50   $0.69   $0.87
Number of accumulation units outstanding at
  end of period (000 omitted)                    103     149      151     157     164     148     160     172     117
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                       $0.73   $0.69    $0.68   $0.66   $0.65   $0.52   $0.74   $0.95   $1.00
Accumulation unit value at end of period       $0.44   $0.73    $0.69   $0.68   $0.66   $0.65   $0.52   $0.74   $0.95
Number of accumulation units outstanding at
  end of period (000 omitted)                  3,941   4,205    4,843   4,021   2,058   2,317   2,440   2,335   1,454
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                       $1.09   $1.06    $1.03   $1.02   $1.03   $1.04   $1.04   $1.02   $1.00
Accumulation unit value at end of period       $1.10   $1.09    $1.06   $1.03   $1.02   $1.03   $1.04   $1.04   $1.02
Number of accumulation units outstanding at
  end of period (000 omitted)                    164     340      586     318     383     894   1,193   1,236     668
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                       $0.56   $0.50    $0.41   $0.39   $0.35   $0.25   $0.41   $0.56   $1.00
Accumulation unit value at end of period       $0.32   $0.56    $0.50   $0.41   $0.39   $0.35   $0.25   $0.41   $0.56
Number of accumulation units outstanding at
  end of period (000 omitted)                    278     331      341     374     654     660     655     712     393
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                       $1.39   $1.33    $1.30   $1.30   $1.27   $1.19   $1.12   $1.06   $1.00
Accumulation unit value at end of period       $1.40   $1.39    $1.33   $1.30   $1.30   $1.27   $1.19   $1.12   $1.06
Number of accumulation units outstanding at
  end of period (000 omitted)                    951   1,942    3,108   1,402   1,115   1,012   1,004     997     793
---------------------------------------------------------------------------------------------------------------------





 136    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                            2008     2007     2006     2005    2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II
  SHARES (07/31/2002)
Accumulation unit value at beginning of
  period                                      $1.56    $1.56    $1.41    $1.36   $1.24   $0.95   $1.00      --      --
Accumulation unit value at end of period      $0.74    $1.56    $1.56    $1.41   $1.36   $1.24   $0.95      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              2,882    2,554    2,791    3,249   1,479     220      70      --      --
----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                      $0.69    $0.63    $0.60    $0.56   $0.54   $0.42   $0.57   $0.75   $1.00
Accumulation unit value at end of period      $0.39    $0.69    $0.63    $0.60   $0.56   $0.54   $0.42   $0.57   $0.75
Number of accumulation units outstanding
  at end of period (000 omitted)                331      415      423      483     662     647     503     517     208
----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (03/01/2002)
Accumulation unit value at beginning of
  period                                      $1.28    $1.16    $1.12    $1.05   $1.00   $0.79   $1.00      --      --
Accumulation unit value at end of period      $0.72    $1.28    $1.16    $1.12   $1.05   $1.00   $0.79      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              3,856    4,110    3,472      324     329     238      --      --      --
----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                      $1.89    $1.74    $1.52    $1.42   $1.25   $0.94   $1.00      --      --
Accumulation unit value at end of period      $0.98    $1.89    $1.74    $1.52   $1.42   $1.25   $0.94      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                110      133      147      153     163      29      --      --      --
----------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of
  period                                      $1.15    $1.08    $1.00       --      --      --      --      --      --
Accumulation unit value at end of period      $0.79    $1.15    $1.08       --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                358      424      575       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of
  period                                      $1.14    $1.08    $1.00       --      --      --      --      --      --
Accumulation unit value at end of period      $0.78    $1.14    $1.08       --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                 11       14       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.03    $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period      $0.72    $1.03       --       --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                 17        9       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.04    $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period      $0.61    $1.04       --       --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             25,377   13,924       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.33    $1.24    $1.14    $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.93    $1.33    $1.24    $1.14   $1.08      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                664      808      912    1,051     427      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of
  period                                      $1.00       --       --       --      --      --      --      --      --
Accumulation unit value at end of period      $0.82       --       --       --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                  2       --       --       --      --      --      --      --      --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced Wealth Strategy
  Portfolio (Class B) on Sept. 26, 2008.
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of
  period                                      $1.76    $1.50    $1.40    $1.38   $1.33   $0.94   $1.00      --      --
Accumulation unit value at end of period      $0.91    $1.76    $1.50    $1.40   $1.38   $1.33   $0.94      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                100      107       16       16      16      15      --      --      --
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of
  period                                      $1.65    $1.60    $1.39    $1.35   $1.24   $0.95   $1.00      --      --
Accumulation unit value at end of period      $0.96    $1.65    $1.60    $1.39   $1.35   $1.24   $0.95      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                 84      154      167      189     109      52       8      --      --
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.89    $1.82    $1.37    $1.20   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.87    $1.89    $1.82    $1.37   $1.20      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             37,213   21,915   15,378    8,725   1,580      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of
  period                                      $1.46    $1.31    $1.34    $1.19   $1.12   $0.92   $1.00      --      --
Accumulation unit value at end of period      $0.87    $1.46    $1.31    $1.34   $1.19   $1.12   $0.92      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                  6        8        8        8       8       7       2      --      --
----------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    137

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                            2008     2007     2006     2005    2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.13    $1.05    $1.05    $1.05   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.09    $1.13    $1.05    $1.05   $1.05      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             14,852   23,568   25,472   20,290   3,919      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.77    $1.53    $1.24    $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.96    $1.77    $1.53    $1.24   $1.12      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                  7        7        5       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                      $0.90    $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period      $0.67    $0.90       --       --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                  6        9       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.20    $1.01    $1.06    $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.69    $1.20    $1.01    $1.06   $1.06      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              7,837    8,361   23,813    6,935   1,154      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.22    $1.31    $1.12    $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.88    $1.22    $1.31    $1.12   $1.09      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                 77       74       88       26      18      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of
  period                                      $1.07    $1.07    $1.00       --      --      --      --      --      --
Accumulation unit value at end of period      $0.79    $1.07    $1.07       --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              3,351    4,145    9,940       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.12    $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period      $0.67    $1.12       --       --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             52,069   30,376       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.13    $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period      $0.57    $1.13       --       --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                 20       17       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.36    $1.42    $1.21    $1.17   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.96    $1.36    $1.42    $1.21   $1.17      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             28,150   20,212       23        4       2      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.10    $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period      $0.72    $1.10       --       --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                140      135       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.28    $1.28    $1.21    $1.13   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.75    $1.28    $1.28    $1.21   $1.13      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                 20       19       22       15      13      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.20    $1.07    $1.05    $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.70    $1.20    $1.07    $1.05   $1.03      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              3,051    3,154    7,113    2,763     500      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                      $0.72    $0.68    $0.63    $0.62   $0.59   $0.48   $0.68   $0.90   $1.00
Accumulation unit value at end of period      $0.46    $0.72    $0.68    $0.63   $0.62   $0.59   $0.48   $0.68   $0.90
Number of accumulation units outstanding
  at end of period (000 omitted)                265      305      318      237     244     135      71     384     364
----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.26    $1.20    $1.05    $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.87    $1.26    $1.20    $1.05   $1.03      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                 14        1        1        1       1      --      --      --      --
----------------------------------------------------------------------------------------------------------------------



 138    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                            2008     2007     2006     2005    2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.09    $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period      $0.62    $1.09       --       --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                 17       18       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.54    $1.51    $1.25    $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.95    $1.54    $1.51    $1.25   $1.14      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                 66      115       87       57       9      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                      $0.98    $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period      $0.70    $0.98       --       --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             22,672   16,330       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                      $1.14    $1.11    $1.08    $1.08   $1.06   $1.04   $1.00      --      --
Accumulation unit value at end of period      $0.90    $1.14    $1.11    $1.08   $1.08   $1.06   $1.04      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              5,263    6,935    7,300    6,145   2,108     362      59      --      --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                      $1.38    $1.31    $1.22    $1.18   $1.13   $1.00   $1.00      --      --
Accumulation unit value at end of period      $0.73    $1.38    $1.31    $1.22   $1.18   $1.13   $1.00      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                 32       46       92       47      48      23       6      --      --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                      $1.35    $1.33    $1.28    $1.32   $1.24   $1.08   $1.00      --      --
Accumulation unit value at end of period      $0.94    $1.35    $1.33    $1.28   $1.32   $1.24   $1.08      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              5,564    6,055    6,006    4,575   1,498      16       1      --      --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (08/30/2002)
Accumulation unit value at beginning of
  period                                      $1.64    $1.55    $1.40    $1.31   $1.22   $0.96   $1.00      --      --
Accumulation unit value at end of period      $1.08    $1.64    $1.55    $1.40   $1.31   $1.22   $0.96      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                746      632      875      517     322     203       6      --      --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                      $1.86    $1.70    $1.57    $1.50   $1.34   $0.98   $1.00      --      --
Accumulation unit value at end of period      $1.07    $1.86    $1.70    $1.57   $1.50   $1.34   $0.98      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              1,085    1,071    1,235    1,063     101      59      21      --      --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                      $1.37    $1.36    $1.27    $1.28   $1.20   $1.03   $1.00      --      --
Accumulation unit value at end of period      $1.00    $1.37    $1.36    $1.27   $1.28   $1.20   $1.03      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              2,938    3,608    3,863    3,171   1,002     172      19      --      --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                      $2.17    $1.92    $1.59    $1.40   $1.20   $0.93   $1.00      --      --
Accumulation unit value at end of period      $1.24    $2.17    $1.92    $1.59   $1.40   $1.20   $0.93      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              1,823    1,770    2,013    1,419     443     326      53      --      --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                      $1.61    $1.47    $1.41    $1.39   $1.32   $0.96   $1.00      --      --
Accumulation unit value at end of period      $1.15    $1.61    $1.47    $1.41   $1.39   $1.32   $0.96      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              2,719    3,312    3,653    2,474     717     169      45      --      --
----------------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of
  period                                      $1.68    $1.85    $1.55    $1.43   $1.21   $0.95   $1.00      --      --
Accumulation unit value at end of period      $1.13    $1.68    $1.85    $1.55   $1.43   $1.21   $0.95      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                315      446      503      522     391     149      24      --      --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
  period                                      $1.28    $1.20    $1.10    $1.06   $1.02   $0.91   $1.00      --      --
Accumulation unit value at end of period      $0.83    $1.28    $1.20    $1.10   $1.06   $1.02   $0.91      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                  8       25       83      118      97      53      --      --      --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (08/30/2002)
Accumulation unit value at beginning of
  period                                      $2.00    $1.74    $1.58    $1.38   $1.22   $0.97   $1.00      --      --
Accumulation unit value at end of period      $1.13    $2.00    $1.74    $1.58   $1.38   $1.22   $0.97      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             47,719   43,300   45,089   16,531   3,067     152      --      --      --
----------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    139

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                            2008     2007     2006     2005    2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
  period                                      $1.47    $1.40    $1.25    $1.05   $1.06   $0.86   $0.95   $1.00      --
Accumulation unit value at end of period      $0.85    $1.47    $1.40    $1.25   $1.05   $1.06   $0.86   $0.95      --
Number of accumulation units outstanding
  at end of period (000 omitted)                 72       79       90       82      92      19      --      --      --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
  period                                      $1.37    $1.25    $1.13    $1.07   $1.03   $0.85   $1.00      --      --
Accumulation unit value at end of period      $0.78    $1.37    $1.25    $1.13   $1.07   $1.03   $0.85      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                 48      218      339      345     306     122       2      --      --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
  period                                      $1.29    $1.04    $0.99    $0.96   $0.94   $0.73   $1.00      --      --
Accumulation unit value at end of period      $0.67    $1.29    $1.04    $0.99   $0.96   $0.94   $0.73      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                129      305      368      324     327      68      --      --      --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
  period                                      $1.37    $1.36    $1.25    $1.24   $1.15   $0.92   $0.91   $1.00      --
Accumulation unit value at end of period      $1.01    $1.37    $1.36    $1.25   $1.24   $1.15   $0.92   $0.91      --
Number of accumulation units outstanding
  at end of period (000 omitted)                127      159      157      123     186     155      59      43      --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.08    $1.06    $1.03    $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.03    $1.08    $1.06    $1.03   $1.03      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             40,566   40,253   12,953    8,188   1,336      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
  period                                      $2.27    $2.00    $1.81    $1.56   $1.27   $0.94   $1.06   $1.00      --
Accumulation unit value at end of period      $1.35    $2.27    $2.00    $1.81   $1.56   $1.27   $0.94   $1.06      --
Number of accumulation units outstanding
  at end of period (000 omitted)             18,330   11,091    7,570    3,100   1,208     722     290      13      --
----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.71    $1.49    $1.28    $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.94    $1.71    $1.49    $1.28   $1.10      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              4,814    4,416    4,843    4,036   1,573      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
  period                                      $2.23    $2.87    $2.42    $2.17   $1.68   $1.26   $1.25   $1.18   $1.00
Accumulation unit value at end of period      $1.27    $2.23    $2.87    $2.42   $2.17   $1.68   $1.26   $1.25   $1.18
Number of accumulation units outstanding
  at end of period (000 omitted)                854    1,179      527      512     421     292     334     125       6
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
  period                                      $1.65    $1.61    $1.39    $1.39   $1.24   $0.96   $0.98   $0.99   $1.00
Accumulation unit value at end of period      $1.14    $1.65    $1.61    $1.39   $1.39   $1.24   $0.96   $0.98   $0.99
Number of accumulation units outstanding
  at end of period (000 omitted)              2,501    3,051    2,743    2,554   2,119   1,118     777     413     157
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.22    $1.28    $1.11    $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.88    $1.22    $1.28    $1.11   $1.09      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                142      160       63       38      14      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
  period                                      $1.63    $1.70    $1.48    $1.38   $1.14   $0.88   $1.00      --      --
Accumulation unit value at end of period      $1.08    $1.63    $1.70    $1.48   $1.38   $1.14   $0.88      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                231      311      300      281     284      75      11      --      --
----------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
  period                                      $0.63    $0.57    $0.54    $0.52   $0.48   $0.35   $0.50   $0.60   $1.00
Accumulation unit value at end of period      $0.36    $0.63    $0.57    $0.54   $0.52   $0.48   $0.35   $0.50   $0.60
Number of accumulation units outstanding
  at end of period (000 omitted)              1,058    1,427    1,612    1,719   1,992   1,273   1,008     617     120
----------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/03/2000)
Accumulation unit value at beginning of
  period                                      $1.78    $1.75    $1.50    $1.38   $1.25   $1.01   $1.17   $1.11   $1.00
Accumulation unit value at end of period      $1.10    $1.78    $1.75    $1.50   $1.38   $1.25   $1.01   $1.17   $1.11
Number of accumulation units outstanding
  at end of period (000 omitted)              1,878    2,787    9,197    2,844   3,112     870     324      24       6
----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of
  period                                      $1.86    $1.64    $1.37    $1.27   $1.09   $0.84   $1.00      --      --
Accumulation unit value at end of period      $1.09    $1.86    $1.64    $1.37   $1.27   $1.09   $0.84      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                180      309      377      365     308     127       1      --      --
----------------------------------------------------------------------------------------------------------------------



 140    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                            2008     2007     2006     2005    2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of
  period                                      $1.34    $1.23    $1.11    $1.16   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.40    $1.34    $1.23    $1.11   $1.16      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             32,433   35,814   23,082    7,734   1,493      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.45    $1.44    $1.20    $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.82    $1.45    $1.44    $1.20   $1.12      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                311      510      376      226     177      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                      $2.93    $2.88    $2.53    $2.28   $1.84   $1.46   $1.56   $1.41   $1.00
Accumulation unit value at end of period      $1.81    $2.93    $2.88    $2.53   $2.28   $1.84   $1.46   $1.56   $1.41
Number of accumulation units outstanding
  at end of period (000 omitted)             11,967   11,638    9,377    4,128   1,284     550     386     321      60
----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                      $0.98    $1.02    $0.92    $0.87   $0.77   $0.61   $0.79   $0.91   $1.00
Accumulation unit value at end of period      $0.61    $0.98    $1.02    $0.92   $0.87   $0.77   $0.61   $0.79   $0.91
Number of accumulation units outstanding
  at end of period (000 omitted)                492      587      636      956     816     519     391     286     102
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of
  period                                      $1.05    $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period      $0.62    $1.05       --       --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             54,012   36,050       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.03    $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period      $0.60    $1.03       --       --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                 27       10       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.27    $1.16    $1.10    $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.78    $1.27    $1.16    $1.10   $1.07      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                 11       11       11       11      11      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
  period                                      $1.09    $1.01    $0.91    $0.86   $0.78   $0.65   $0.84   $1.02   $1.00
Accumulation unit value at end of period      $0.72    $1.09    $1.01    $0.91   $0.86   $0.78   $0.65   $0.84   $1.02
Number of accumulation units outstanding
  at end of period (000 omitted)                384      402      403      451     539     354     166     151      15
----------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
  period                                      $1.32    $1.22    $1.10    $1.04   $0.96   $0.80   $1.00      --      --
Accumulation unit value at end of period      $0.86    $1.32    $1.22    $1.10   $1.04   $0.96   $0.80      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                 14       74       85       68      41      21      --      --      --
----------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
  period                                      $1.16    $1.15    $1.04    $1.00   $0.96   $0.73   $1.00      --      --
Accumulation unit value at end of period      $0.69    $1.16    $1.15    $1.04   $1.00   $0.96   $0.73      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                101      141      155      155     138     107       1      --      --
----------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
  period                                      $1.30    $1.28    $1.16    $1.15   $1.06   $0.93   $1.00      --      --
Accumulation unit value at end of period      $0.99    $1.30    $1.28    $1.16   $1.15   $1.06   $0.93      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                661    1,039    1,095    1,130   1,184     348       7      --      --
----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (03/03/2000)
Accumulation unit value at beginning of
  period                                      $1.53    $1.21    $0.94    $0.82   $0.64   $0.48   $0.63   $0.85   $1.00
Accumulation unit value at end of period      $0.93    $1.53    $1.21    $0.94   $0.82   $0.64   $0.48   $0.63   $0.85
Number of accumulation units outstanding
  at end of period (000 omitted)                283      580      675      770     912     684     721     713     171
----------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of
  period                                      $2.67    $2.13    $1.65    $1.44   $1.13   $0.85   $1.00      --      --
Accumulation unit value at end of period      $1.63    $2.67    $2.13    $1.65   $1.44   $1.13   $0.85      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                 66      103       85       72      63      37       9      --      --
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                      $1.58    $1.41    $1.33    $1.29   $1.24   $0.97   $1.00      --      --
Accumulation unit value at end of period      $0.84    $1.58    $1.41    $1.33   $1.29   $1.24   $0.97      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              7,744    7,383    8,562    6,720   1,419      14      --      --      --
----------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    141

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                            2008     2007     2006     2005    2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
  period                                      $1.71    $1.64    $1.42    $1.27   $1.08   $0.77   $1.00      --      --
Accumulation unit value at end of period      $1.00    $1.71    $1.64    $1.42   $1.27   $1.08   $0.77      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                612      831      683      680     562     136      --      --      --
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (07/31/2002)
Accumulation unit value at beginning of
  period                                      $1.86    $1.92    $1.70    $1.58   $1.35   $0.95   $1.00      --      --
Accumulation unit value at end of period      $1.14    $1.86    $1.92    $1.70   $1.58   $1.35   $0.95      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                207      221      168      168     143      64      18      --      --
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (05/01/2002)
Accumulation unit value at beginning of
  period                                      $1.44    $1.34    $1.27    $1.26   $1.18   $1.03   $1.00      --      --
Accumulation unit value at end of period      $1.21    $1.44    $1.34    $1.27   $1.26   $1.18   $1.03      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             47,806   44,474   21,466    9,445   2,076     137       5      --      --
----------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.03    $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period      $0.85    $1.03       --       --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             46,677   37,481       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of
  period                                      $1.21    $1.31    $1.15    $1.11   $1.02   $0.81   $1.00      --      --
Accumulation unit value at end of period      $0.73    $1.21    $1.31    $1.15   $1.11   $1.02   $0.81      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                 11       33       59       57      66      52      --      --      --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (05/01/2002)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of
  period                                      $1.13    $1.15    $1.14    $1.02   $0.97   $0.84   $1.00      --      --
Accumulation unit value at end of period      $0.92    $1.13    $1.15    $1.14   $1.02   $0.97   $0.84      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                123      136      162      175     177     188      73      --      --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of
  period                                      $1.18    $1.14    $1.11    $1.10   $1.07   $1.05   $1.00      --      --
Accumulation unit value at end of period      $0.88    $1.18    $1.14    $1.11   $1.10   $1.07   $1.05      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                 --       53       83      110      69      37      --      --      --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                      $1.01    $0.95    $0.75    $0.68   $0.60   $0.47   $0.58   $0.75   $1.00
Accumulation unit value at end of period      $0.56    $1.01    $0.95    $0.75   $0.68   $0.60   $0.47   $0.58   $0.75
Number of accumulation units outstanding
  at end of period (000 omitted)              1,134    1,511    1,624    1,716   1,786   1,760   1,350   1,244     708
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.23    $1.44    $1.25    $1.18   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.73    $1.23    $1.44    $1.25   $1.18      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                340      355    5,948       89       5      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/03/2000)
Accumulation unit value at beginning of
  period                                      $0.58    $0.57    $0.55    $0.50   $0.43   $0.33   $0.48   $0.73   $1.00
Accumulation unit value at end of period      $0.31    $0.58    $0.57    $0.55   $0.50   $0.43   $0.33   $0.48   $0.73
Number of accumulation units outstanding
  at end of period (000 omitted)                550      632      916    1,031   1,143   1,270   1,246   1,676     814
----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND* (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.35    $1.36    $1.19    $1.11   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.82    $1.35    $1.36    $1.19   $1.11      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                140      150      127       --      --      --      --      --      --
*RidgeWorth Variable Trust Large Cap Core Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND* (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.26    $1.12    $1.02    $1.05   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.74    $1.26    $1.12    $1.02   $1.05      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                186      217      242      298     121      --      --      --      --
*RidgeWorth Variable Trust Large Cap Growth Stock Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND* (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.39    $1.37    $1.14    $1.11   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.92    $1.39    $1.37    $1.14   $1.11      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                 --       --       --       --      --      --      --      --      --
*RidgeWorth Variable Trust Large Cap Value Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------------------



 142    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                            2008     2007     2006     2005    2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND* (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.47    $1.42    $1.30    $1.16   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.86    $1.47    $1.42    $1.30   $1.16      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                 --       --       --       --      --      --      --      --      --
*RidgeWorth Variable Trust Mid-Cap Core Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND* (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.50    $1.49    $1.30    $1.19   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.99    $1.50    $1.49    $1.30   $1.19      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                260      300      236      255     138      --      --      --      --
*RidgeWorth Variable Trust Small Cap Value Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                      $0.99    $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period      $0.60    $0.99       --       --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             45,483   28,284       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.29    $1.24    $1.08    $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.80    $1.29    $1.24    $1.08   $1.10      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                  7        7        8        8       2      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (05/01/2002)
Accumulation unit value at beginning of
  period                                      $1.45    $1.55    $1.31    $1.26   $1.07   $0.79   $1.00      --      --
Accumulation unit value at end of period      $0.98    $1.45    $1.55    $1.31   $1.26   $1.07   $0.79      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             11,364   11,900   10,097    9,125   1,935      72      20      --      --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (03/01/2002)
Accumulation unit value at beginning of
  period                                      $1.20    $1.20    $1.07    $1.05   $0.97   $0.82   $1.00      --      --
Accumulation unit value at end of period      $0.83    $1.20    $1.20    $1.07   $1.05   $0.97   $0.82      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                 36       50       54       57      60      12      --      --      --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (03/01/2002)
Accumulation unit value at beginning of
  period                                      $1.03    $1.00    $0.97    $0.96   $0.97   $0.99   $1.00      --      --
Accumulation unit value at end of period      $1.03    $1.03    $1.00    $0.97   $0.96   $0.97   $0.99      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              8,230    5,476    2,192    1,151     399      76      --      --      --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (03/01/2002)
Accumulation unit value at beginning of
  period                                      $1.14    $1.10    $1.07    $1.07   $1.04   $1.01   $1.00      --      --
Accumulation unit value at end of period      $1.05    $1.14    $1.10    $1.07   $1.07   $1.04   $1.01      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             77,286   67,959   33,990    1,077     842     152      40      --      --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                      $1.94    $1.83    $1.55    $1.39   $1.20   $0.86   $1.08   $1.08   $1.00
Accumulation unit value at end of period      $1.13    $1.94    $1.83    $1.55   $1.39   $1.20   $0.86   $1.08   $1.08
Number of accumulation units outstanding
  at end of period (000 omitted)             55,414   35,371   27,624    9,764     608     392     325     144      40
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.09    $1.02    $1.00       --      --      --      --      --      --
Accumulation unit value at end of period      $1.07    $1.09    $1.02       --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             34,578   35,149   26,599       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of
  period                                      $1.27    $1.25    $1.14    $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.69    $1.27    $1.25    $1.14   $1.07      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              5,059    3,798       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                      $1.25    $1.25    $1.14    $1.12   $1.02   $0.83   $0.90   $0.87   $1.00
Accumulation unit value at end of period      $0.92    $1.25    $1.25    $1.14   $1.12   $1.02   $0.83   $0.90   $0.87
Number of accumulation units outstanding
  at end of period (000 omitted)              5,601    6,703    8,935    4,144     855     325      80      90       8
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of
  period                                      $1.19    $1.18    $1.11    $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.95    $1.19    $1.18    $1.11   $1.10      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             25,442   20,776    8,355        8      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    143

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                            2008     2007     2006     2005    2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (03/03/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of
  period                                      $0.81    $0.80    $0.70    $0.67   $0.65   $0.51   $0.67   $0.83   $1.00
Accumulation unit value at end of period      $0.46    $0.81    $0.80    $0.70   $0.67   $0.65   $0.51   $0.67   $0.83
Number of accumulation units outstanding
  at end of period (000 omitted)             14,085   14,409   15,807   17,584   7,616      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of
  period                                      $1.29    $1.32    $1.13    $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.77    $1.29    $1.32    $1.13   $1.10      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                  3        2        3        3      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (08/30/2002)
Accumulation unit value at beginning of
  period                                      $1.56    $1.40    $1.42    $1.31   $1.22   $1.02   $1.00      --      --
Accumulation unit value at end of period      $0.85    $1.56    $1.40    $1.42   $1.31   $1.22   $1.02      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                643      597      708      735     335      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.00    $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period      $0.54    $1.00       --       --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                136      136       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.30    $1.26    $1.11    $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.81    $1.30    $1.26    $1.11   $1.08      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                374      367      227      227     174      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                      $1.19    $1.15    $1.13    $1.13   $1.14   $1.14   $1.10   $1.05   $1.00
Accumulation unit value at end of period      $1.14    $1.19    $1.15    $1.13   $1.13   $1.14   $1.14   $1.10   $1.05
Number of accumulation units outstanding
  at end of period (000 omitted)              7,345    6,207    5,084    3,085   1,544   1,019     864     413      65
----------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (03/03/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of
  period                                      $1.21    $1.29    $1.17    $1.14   $0.97   $0.67   $0.82   $0.89   $1.00
Accumulation unit value at end of period      $0.73    $1.21    $1.29    $1.17   $1.14   $0.97   $0.67   $0.82   $0.89
Number of accumulation units outstanding
  at end of period (000 omitted)                 69      330      434      444     441     399      78      79      39
----------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                      $2.75    $2.02    $1.54    $1.17   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.25    $2.75    $2.02    $1.54   $1.17      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             16,976   10,106    9,010    5,172   1,070      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.73    $1.56    $1.28    $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.01    $1.73    $1.56    $1.28   $1.14      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                 20       20       20       16       1      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                      $1.63    $1.70    $1.49    $1.45   $1.26   $0.98   $1.00      --      --
Accumulation unit value at end of period      $1.03    $1.63    $1.70    $1.49   $1.45   $1.26   $0.98      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             43,373   36,774   36,888   18,912   3,700      73      --      --      --
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                      $1.66    $1.65    $1.45    $1.34   $1.20   $0.96   $1.00      --      --
Accumulation unit value at end of period      $1.11    $1.66    $1.65    $1.45   $1.34   $1.20   $0.96      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                102      221      225      252     244      80      --      --      --
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                      $0.85    $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period      $0.46    $0.85       --       --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             18,345    7,208       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.12    $1.00       --       --      --      --      --      --      --
Accumulation unit value at end of period      $0.59    $1.12       --       --      --      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                  9        8       --       --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of
  period                                      $2.21    $2.72    $2.00    $1.74   $1.30   $0.96   $1.00      --      --
Accumulation unit value at end of period      $1.35    $2.21    $2.72    $2.00   $1.74   $1.30   $0.96      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                 44       46       47       48      50       7      --      --      --
----------------------------------------------------------------------------------------------------------------------



 144    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                            2008     2007     2006     2005    2004    2003    2002    2001    2000
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.74    $2.14    $1.58    $1.37   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.06    $1.74    $2.14    $1.58   $1.37      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                554      553      510      443     177      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of
  period                                      $2.21    $1.94    $1.44    $1.20   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.18    $2.21    $1.94    $1.44   $1.20      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             19,452   10,278    8,406    4,181     858      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of
  period                                      $1.39    $1.34    $1.26    $1.15   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.82    $1.39    $1.34    $1.26   $1.15      --      --      --      --
Number of accumulation units outstanding
  at end of period (000 omitted)             17,008   13,828    7,563    5,332     946      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                      $1.20    $1.13    $1.03    $0.99   $0.92   $0.77   $0.90   $0.98   $1.00
Accumulation unit value at end of period      $0.83    $1.20    $1.13    $1.03   $0.99   $0.92   $0.77   $0.90   $0.98
Number of accumulation units outstanding
  at end of period (000 omitted)              1,078    1,784    2,517    2,665   2,740   2,853   2,230   1,777     480
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                      $1.19    $1.23    $1.02    $1.01   $0.92   $0.75   $1.00   $1.09   $1.00
Accumulation unit value at end of period      $0.76    $1.19    $1.23    $1.02   $1.01   $0.92   $0.75   $1.00   $1.09
Number of accumulation units outstanding
  at end of period (000 omitted)              2,280    1,729      474      469     450     467     336     307     136
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                      $1.37    $1.36    $1.17    $1.12   $1.03   $0.83   $1.05   $1.12   $1.00
Accumulation unit value at end of period      $0.86    $1.37    $1.36    $1.17   $1.12   $1.03   $0.83   $1.05   $1.12
Number of accumulation units outstanding
  at end of period (000 omitted)              1,427    1,795    1,983    2,255   1,615   1,429     993     522     104
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (07/03/2000)
Accumulation unit value at beginning of
  period                                      $1.10    $0.99    $0.83    $0.77   $0.72   $0.56   $0.73   $0.89   $1.00
Accumulation unit value at end of period      $0.61    $1.10    $0.99    $0.83   $0.77   $0.72   $0.56   $0.73   $0.89
Number of accumulation units outstanding
  at end of period (000 omitted)                269      359      497      418     449     305     140      62       6
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                      $0.72    $0.71    $0.63    $0.65   $0.61   $0.50   $0.69   $0.87   $1.00
Accumulation unit value at end of period      $0.43    $0.72    $0.71    $0.63   $0.65   $0.61   $0.50   $0.69   $0.87
Number of accumulation units outstanding
  at end of period (000 omitted)                 49       66      121      140     186     230     152      95      42
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                      $0.73    $0.69    $0.68    $0.66   $0.65   $0.52   $0.74   $0.95   $1.00
Accumulation unit value at end of period      $0.44    $0.73    $0.69    $0.68   $0.66   $0.65   $0.52   $0.74   $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)             10,007   10,813   11,871   10,019   5,214   4,072   3,190   2,622   1,011
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                      $1.09    $1.05    $1.03    $1.02   $1.03   $1.04   $1.04   $1.02   $1.00
Accumulation unit value at end of period      $1.09    $1.09    $1.05    $1.03   $1.02   $1.03   $1.04   $1.04   $1.02
Number of accumulation units outstanding
  at end of period (000 omitted)              2,213    1,058    1,196      998     826   1,085   1,248   1,117     404
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                      $0.55    $0.49    $0.41    $0.39   $0.35   $0.25   $0.41   $0.56   $1.00
Accumulation unit value at end of period      $0.32    $0.55    $0.49    $0.41   $0.39   $0.35   $0.25   $0.41   $0.56
Number of accumulation units outstanding
  at end of period (000 omitted)                755      924    1,086    1,314   1,371   1,396     976     911     445
----------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (03/03/2000)
Accumulation unit value at beginning of
  period                                      $1.38    $1.33    $1.30    $1.30   $1.26   $1.18   $1.12   $1.06   $1.00
Accumulation unit value at end of period      $1.39    $1.38    $1.33    $1.30   $1.30   $1.26   $1.18   $1.12   $1.06
Number of accumulation units outstanding
  at end of period (000 omitted)             11,176   16,465   11,634    3,551     990     627     579     548      68
----------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    145

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                                          2008     2007     2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of period              $1.34    $1.34    $1.21   $1.17   $1.07   $1.00
Accumulation unit value at end of period                    $0.63    $1.34    $1.34   $1.21   $1.17   $1.07
Number of accumulation units outstanding at end of
  period (000 omitted)                                      2,094    1,862    2,222   2,605   1,046       7
-----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of period              $1.31    $1.20    $1.15   $1.08   $1.03   $1.00
Accumulation unit value at end of period                    $0.74    $1.31    $1.20   $1.15   $1.08   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                          4        3       48      --      --      --
-----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/06/2003)
Accumulation unit value at beginning of period              $1.56    $1.44    $1.26   $1.17   $1.04   $1.00
Accumulation unit value at end of period                    $0.81    $1.56    $1.44   $1.26   $1.17   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                         28       18       17      19      20       2
-----------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period              $1.14    $1.08    $1.00      --      --      --
Accumulation unit value at end of period                    $0.78    $1.14    $1.08      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                          2       24       25      --      --      --
-----------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period              $1.03    $1.00       --      --      --      --
Accumulation unit value at end of period                    $0.72    $1.03       --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         70        2       --      --      --      --
-----------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period              $1.04    $1.00       --      --      --      --
Accumulation unit value at end of period                    $0.61    $1.04       --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     13,057    7,762       --      --      --      --
-----------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.33    $1.24    $1.13   $1.08   $1.00      --
Accumulation unit value at end of period                    $0.93    $1.33    $1.24   $1.13   $1.08      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        400      505      677     778     302      --
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of period              $1.00       --       --      --      --      --
Accumulation unit value at end of period                    $0.82       --       --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         50       --       --      --      --      --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced
  Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of period              $1.32    $1.12    $1.05   $1.04   $1.00   $1.00
Accumulation unit value at end of period                    $0.68    $1.32    $1.12   $1.05   $1.04   $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                         58        7        6       6       6      --
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of period              $1.43    $1.39    $1.21   $1.17   $1.07   $1.00
Accumulation unit value at end of period                    $0.83    $1.43    $1.39   $1.21   $1.17   $1.07
Number of accumulation units outstanding at end of
  period (000 omitted)                                        174      251       91      97      97      --
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period              $1.88    $1.82    $1.37   $1.20   $1.00      --
Accumulation unit value at end of period                    $0.87    $1.88    $1.82   $1.37   $1.20      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     15,828    9,576    6,198   3,335     653      --
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (11/06/2003)
Accumulation unit value at beginning of period              $1.34    $1.20    $1.23   $1.09   $1.02   $1.00
Accumulation unit value at end of period                    $0.79    $1.34    $1.20   $1.23   $1.09   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                         11       11       11      11      11      --
-----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period              $1.13    $1.05    $1.05   $1.05   $1.00      --
Accumulation unit value at end of period                    $1.09    $1.13    $1.05   $1.05   $1.05      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      5,447    8,784   10,182   7,937   1,618      --
-----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period              $1.76    $1.52    $1.24   $1.12   $1.00      --
Accumulation unit value at end of period                    $0.96    $1.76    $1.52   $1.24   $1.12      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                          1       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------



 146    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                          2008     2007     2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period              $0.90    $1.00       --      --      --      --
Accumulation unit value at end of period                    $0.67    $0.90       --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period              $1.20    $1.01    $1.06   $1.06   $1.00      --
Accumulation unit value at end of period                    $0.69    $1.20    $1.01   $1.06   $1.06      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      5,587    5,961   16,187   4,805     716      --
-----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period              $1.22    $1.31    $1.12   $1.09   $1.00      --
Accumulation unit value at end of period                    $0.87    $1.22    $1.31   $1.12   $1.09      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         --        2        4      --      --      --
-----------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period              $1.06    $1.06    $1.00      --      --      --
Accumulation unit value at end of period                    $0.79    $1.06    $1.06      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      2,390    4,965    6,135      --      --      --
-----------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period              $1.12    $1.00       --      --      --      --
Accumulation unit value at end of period                    $0.67    $1.12       --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     25,921   16,433       --      --      --      --
-----------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period              $1.13    $1.00       --      --      --      --
Accumulation unit value at end of period                    $0.57    $1.13       --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period              $1.36    $1.42    $1.21   $1.17   $1.00      --
Accumulation unit value at end of period                    $0.96    $1.36    $1.42   $1.21   $1.17      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     13,991   11,030        5      --      --      --
-----------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period              $1.10    $1.00       --      --      --      --
Accumulation unit value at end of period                    $0.72    $1.10       --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        253      116       --      --      --      --
-----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.27    $1.28    $1.21   $1.13   $1.00      --
Accumulation unit value at end of period                    $0.75    $1.27    $1.28   $1.21   $1.13      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.20    $1.07    $1.05   $1.03   $1.00      --
Accumulation unit value at end of period                    $0.69    $1.20    $1.07   $1.05   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      1,458    1,512    3,643   1,312     251      --
-----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.26    $1.20    $1.05   $1.03   $1.00      --
Accumulation unit value at end of period                    $0.87    $1.26    $1.20   $1.05   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         10       10        8       8      --      --
-----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period              $1.09    $1.00       --      --      --      --
Accumulation unit value at end of period                    $0.62    $1.09       --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.54    $1.50    $1.25   $1.14   $1.00      --
Accumulation unit value at end of period                    $0.94    $1.54    $1.50   $1.25   $1.14      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         15       37       --      --      --      --
-----------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period              $0.98    $1.00       --      --      --      --
Accumulation unit value at end of period                    $0.70    $0.98       --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     10,276    7,887       --      --      --      --
-----------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    147

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                          2008     2007     2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period              $1.09    $1.06    $1.04   $1.03   $1.01   $1.00
Accumulation unit value at end of period                    $0.86    $1.09    $1.06   $1.04   $1.03   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                        352      402      425     246     187      37
-----------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period              $1.25    $1.20    $1.11   $1.08   $1.03   $1.00
Accumulation unit value at end of period                    $0.67    $1.25    $1.20   $1.11   $1.08   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                        150      157      158     178     169       7
-----------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period              $1.13    $1.11    $1.07   $1.10   $1.03   $1.00
Accumulation unit value at end of period                    $0.78    $1.13    $1.11   $1.07   $1.10   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                        344      409      408     447     327      52
-----------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period              $1.42    $1.34    $1.21   $1.14   $1.06   $1.00
Accumulation unit value at end of period                    $0.94    $1.42    $1.34   $1.21   $1.14   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                        222      232      216     328     154       6
-----------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period              $1.39    $1.28    $1.18   $1.13   $1.01   $1.00
Accumulation unit value at end of period                    $0.80    $1.39    $1.28   $1.18   $1.13   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                         89       90      115     139      40       2
-----------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period              $1.17    $1.16    $1.09   $1.09   $1.03   $1.00
Accumulation unit value at end of period                    $0.85    $1.17    $1.16   $1.09   $1.09   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                         74       87      101      86      88      12
-----------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period              $1.94    $1.72    $1.43   $1.26   $1.08   $1.00
Accumulation unit value at end of period                    $1.11    $1.94    $1.72   $1.43   $1.26   $1.08
Number of accumulation units outstanding at end of
  period (000 omitted)                                        236      240      279     306     184       7
-----------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period              $1.24    $1.13    $1.09   $1.07   $1.02   $1.00
Accumulation unit value at end of period                    $0.89    $1.24    $1.13   $1.09   $1.07   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                        163      201      290     325     180      26
-----------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period              $1.46    $1.61    $1.35   $1.25   $1.06   $1.00
Accumulation unit value at end of period                    $0.98    $1.46    $1.61   $1.35   $1.25   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                        108      132      132     164     238      46
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period              $1.70    $1.48    $1.35   $1.18   $1.04   $1.00
Accumulation unit value at end of period                    $0.96    $1.70    $1.48   $1.35   $1.18   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                     24,186   22,112   23,330   8,017   1,767      52
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period              $1.40    $1.13    $1.08   $1.04   $1.03   $1.00
Accumulation unit value at end of period                    $0.73    $1.40    $1.13   $1.08   $1.04   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                        148      177      120     116      75       1
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.08    $1.06    $1.03   $1.03   $1.00      --
Accumulation unit value at end of period                    $1.03    $1.08    $1.06   $1.03   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     20,451   22,256    8,675   6,495   1,052      --
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period              $1.90    $1.68    $1.52   $1.31   $1.07   $1.00
Accumulation unit value at end of period                    $1.13    $1.90    $1.68   $1.52   $1.31   $1.07
Number of accumulation units outstanding at end of
  period (000 omitted)                                      9,517    5,907    3,603   1,073     223      25
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period              $1.87    $1.62    $1.40   $1.20   $1.08   $1.00
Accumulation unit value at end of period                    $1.03    $1.87    $1.62   $1.40   $1.20   $1.08
Number of accumulation units outstanding at end of
  period (000 omitted)                                        898      902    1,569   1,336     646      --
-----------------------------------------------------------------------------------------------------------



 148    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                          2008     2007     2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period              $1.41    $1.81    $1.53   $1.37   $1.06   $1.00
Accumulation unit value at end of period                    $0.80    $1.41    $1.81   $1.53   $1.37   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                         34       27       25      27      24      --
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.33    $1.30    $1.12   $1.12   $1.00      --
Accumulation unit value at end of period                    $0.92    $1.33    $1.30   $1.12   $1.12      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        766    1,067    1,115     900     530      --
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.22    $1.28    $1.11   $1.09   $1.00      --
Accumulation unit value at end of period                    $0.87    $1.22    $1.28   $1.11   $1.09      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        252      241      224     135      66      --
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period              $1.53    $1.59    $1.38   $1.29   $1.06   $1.00
Accumulation unit value at end of period                    $1.00    $1.53    $1.59   $1.38   $1.29   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                         37       85       87      88      89       6
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period              $1.35    $1.23    $1.16   $1.12   $1.02   $1.00
Accumulation unit value at end of period                    $0.76    $1.35    $1.23   $1.16   $1.12   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                         59      123      137     133     132      --
-----------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period              $1.51    $1.49    $1.28   $1.18   $1.06   $1.00
Accumulation unit value at end of period                    $0.93    $1.51    $1.49   $1.28   $1.18   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                      1,047    1,381    5,785   1,149   1,138      48
-----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (11/06/2003)
Accumulation unit value at beginning of period              $1.82    $1.60    $1.34   $1.24   $1.07   $1.00
Accumulation unit value at end of period                    $1.07    $1.82    $1.60   $1.34   $1.24   $1.07
Number of accumulation units outstanding at end of
  period (000 omitted)                                         75      119      134     139     139       3
-----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period              $1.33    $1.22    $1.10   $1.16   $1.00      --
Accumulation unit value at end of period                    $1.39    $1.33    $1.22   $1.10   $1.16      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     13,139   14,768    9,166   2,944     652      --
-----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period              $1.44    $1.44    $1.20   $1.12   $1.00      --
Accumulation unit value at end of period                    $0.82    $1.44    $1.44   $1.20   $1.12      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        603      682      487     237      46      --
-----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.53    $1.51    $1.32   $1.19   $1.00      --
Accumulation unit value at end of period                    $0.95    $1.53    $1.51   $1.32   $1.19      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     10,038    9,795    7,602   2,692     580      --
-----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.94    $1.00       --      --      --      --
Accumulation unit value at end of period                    $0.58    $0.94       --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period              $1.05    $1.00       --      --      --      --
Accumulation unit value at end of period                    $0.62    $1.05       --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     27,015   19,888       --      --      --      --
-----------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period              $1.03    $1.00       --      --      --      --
Accumulation unit value at end of period                    $0.60    $1.03       --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period              $1.29    $1.18    $1.12   $1.09   $1.02   $1.00
Accumulation unit value at end of period                    $0.80    $1.29    $1.18   $1.12   $1.09   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                         19       19       19      19      19      --
-----------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    149

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                          2008     2007     2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period              $1.18    $1.17    $1.06   $1.03   $0.98   $1.00
Accumulation unit value at end of period                    $0.70    $1.18    $1.17   $1.06   $1.03   $0.98
Number of accumulation units outstanding at end of
  period (000 omitted)                                         70       69       60      43      38      --
-----------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period              $1.29    $1.27    $1.15   $1.14   $1.05   $1.00
Accumulation unit value at end of period                    $0.99    $1.29    $1.27   $1.15   $1.14   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                        611      819      742     796     528      68
-----------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/06/2003)
Accumulation unit value at beginning of period              $2.57    $2.05    $1.59   $1.39   $1.09   $1.00
Accumulation unit value at end of period                    $1.57    $2.57    $2.05   $1.59   $1.39   $1.09
Number of accumulation units outstanding at end of
  period (000 omitted)                                         55       46       21      29      30      --
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period              $1.35    $1.20    $1.14   $1.10   $1.05   $1.00
Accumulation unit value at end of period                    $0.72    $1.35    $1.20   $1.14   $1.10   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                      4,378    4,182    5,176   3,882     714       5
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period              $1.70    $1.63    $1.41   $1.26   $1.08   $1.00
Accumulation unit value at end of period                    $1.00    $1.70    $1.63   $1.41   $1.26   $1.08
Number of accumulation units outstanding at end of
  period (000 omitted)                                        140       76       72      71      54      --
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period              $1.16    $1.18    $1.10   $1.10   $1.03   $1.00
Accumulation unit value at end of period                    $0.24    $1.16    $1.18   $1.10   $1.10   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                         61       76       79      79      79      --
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period              $1.42    $1.46    $1.30   $1.20   $1.03   $1.00
Accumulation unit value at end of period                    $0.86    $1.42    $1.46   $1.30   $1.20   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                        393      417      414     418     351      14
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/06/2003)
Accumulation unit value at beginning of period              $1.26    $1.17    $1.11   $1.10   $1.03   $1.00
Accumulation unit value at end of period                    $1.05    $1.26    $1.17   $1.11   $1.10   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                     24,993   24,576   12,471   6,319   1,918       6
-----------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period              $1.03    $1.00       --      --      --      --
Accumulation unit value at end of period                    $0.85    $1.03       --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     22,585   19,765       --      --      --      --
-----------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of period              $1.27    $1.38    $1.21   $1.17   $1.07   $1.00
Accumulation unit value at end of period                    $0.77    $1.27    $1.38   $1.21   $1.17   $1.07
Number of accumulation units outstanding at end of
  period (000 omitted)                                         --       17       18      17      17      --
-----------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/06/2003)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period              $1.25    $1.27    $1.26   $1.13   $1.08   $1.00
Accumulation unit value at end of period                    $1.01    $1.25    $1.27   $1.26   $1.13   $1.08
Number of accumulation units outstanding at end of
  period (000 omitted)                                         18       10        5       3       3      --
-----------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of period              $1.84    $1.73    $1.38   $1.25   $1.10   $1.00
Accumulation unit value at end of period                    $1.02    $1.84    $1.73   $1.38   $1.25   $1.10
Number of accumulation units outstanding at end of
  period (000 omitted)                                         74       77       84      98     103       6
-----------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of period              $1.24    $1.26    $1.15   $1.11   $1.05   $1.00
Accumulation unit value at end of period                    $0.75    $1.24    $1.26   $1.15   $1.11   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                         --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.23    $1.43    $1.24   $1.18   $1.00      --
Accumulation unit value at end of period                    $0.73    $1.23    $1.43   $1.24   $1.18      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         54       57    2,986      --      --      --
-----------------------------------------------------------------------------------------------------------



 150    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                          2008     2007     2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/06/2003)
Accumulation unit value at beginning of period              $1.35    $1.33    $1.28   $1.16   $1.00   $1.00
Accumulation unit value at end of period                    $0.72    $1.35    $1.33   $1.28   $1.16   $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                         --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND* (11/06/2003)
Accumulation unit value at beginning of period              $1.46    $1.47    $1.29   $1.20   $1.07   $1.00
Accumulation unit value at end of period                    $0.89    $1.46    $1.47   $1.29   $1.20   $1.07
Number of accumulation units outstanding at end of
  period (000 omitted)                                         30       26       10       6       6      --
*RidgeWorth Variable Trust Large Cap Core Equity Fund liquidated on April 24, 2009.
-----------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND* (11/06/2003)
Accumulation unit value at beginning of period              $1.31    $1.16    $1.06   $1.09   $1.04   $1.00
Accumulation unit value at end of period                    $0.77    $1.31    $1.16   $1.06   $1.09   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                         10       24       27      27       5      --
*RidgeWorth Variable Trust Large Cap Growth Stock Fund liquidated on April 24, 2009.
-----------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND* (11/06/2003)
Accumulation unit value at beginning of period              $1.50    $1.47    $1.23   $1.20   $1.06   $1.00
Accumulation unit value at end of period                    $0.99    $1.50    $1.47   $1.23   $1.20   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                          7       20       19      20      19      --
*RidgeWorth Variable Trust Large Cap Value Equity Fund liquidated on April 24, 2009.
-----------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND* (11/06/2003)
Accumulation unit value at beginning of period              $1.51    $1.46    $1.34   $1.19   $1.04   $1.00
Accumulation unit value at end of period                    $0.88    $1.51    $1.46   $1.34   $1.19   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                         --       --       --      --      --      --
*RidgeWorth Variable Trust Mid-Cap Core Equity Fund liquidated on April 24, 2009.
-----------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND* (11/06/2003)
Accumulation unit value at beginning of period              $1.65    $1.63    $1.43   $1.30   $1.07   $1.00
Accumulation unit value at end of period                    $1.08    $1.65    $1.63   $1.43   $1.30   $1.07
Number of accumulation units outstanding at end of
  period (000 omitted)                                         28       38       23      24       5      --
*RidgeWorth Variable Trust Small Cap Value Equity Fund liquidated on April 24, 2009.
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period              $0.99    $1.00       --      --      --      --
Accumulation unit value at end of period                    $0.60    $0.99       --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     22,914   15,422       --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period              $1.28    $1.23    $1.08   $1.10   $1.00      --
Accumulation unit value at end of period                    $0.80    $1.28    $1.23   $1.08   $1.10      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/06/2003)
Accumulation unit value at beginning of period              $1.42    $1.52    $1.28   $1.24   $1.05   $1.00
Accumulation unit value at end of period                    $0.95    $1.42    $1.52   $1.28   $1.24   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                      3,967    4,430    4,843   4,143     929       1
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (11/06/2003)
Accumulation unit value at beginning of period              $1.05    $1.02    $1.00   $0.99   $1.00   $1.00
Accumulation unit value at end of period                    $1.06    $1.05    $1.02   $1.00   $0.99   $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                      4,450    2,213    1,656     856   2,485      23
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/06/2003)
Accumulation unit value at beginning of period              $1.11    $1.07    $1.04   $1.04   $1.01   $1.00
Accumulation unit value at end of period                    $1.02    $1.11    $1.07   $1.04   $1.04   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                     35,807   33,077   17,563     268     265      19
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/06/2003)
Accumulation unit value at beginning of period              $1.77    $1.67    $1.42   $1.27   $1.09   $1.00
Accumulation unit value at end of period                    $1.03    $1.77    $1.67   $1.42   $1.27   $1.09
Number of accumulation units outstanding at end of
  period (000 omitted)                                     27,080   17,997   13,288   4,126      78       4
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period              $1.09    $1.02    $1.00      --      --      --
Accumulation unit value at end of period                    $1.07    $1.09    $1.02      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     13,579   14,150   10,881      --      --      --
-----------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    151

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                          2008     2007     2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (11/06/2003)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period              $1.32    $1.30    $1.19   $1.12   $1.05   $1.00
Accumulation unit value at end of period                    $0.72    $1.32    $1.30   $1.19   $1.12   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                         77      109       --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (04/30/2004)
Accumulation unit value at beginning of period              $1.21    $1.20    $1.11   $1.08   $1.00      --
Accumulation unit value at end of period                    $0.89    $1.21    $1.20   $1.11   $1.08      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      1,357    1,830    1,837   1,278     200      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of period              $1.19    $1.18    $1.11   $1.10   $1.00      --
Accumulation unit value at end of period                    $0.95    $1.19    $1.18   $1.11   $1.10      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     11,616   10,245    4,449      --       6      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period              $1.26    $1.24    $1.10   $1.05   $1.00      --
Accumulation unit value at end of period                    $0.71    $1.26    $1.24   $1.10   $1.05      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      3,350    3,351    4,233   4,918   2,114      --
-----------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period              $1.29    $1.32    $1.13   $1.10   $1.00      --
Accumulation unit value at end of period                    $0.77    $1.29    $1.32   $1.13   $1.10      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                          6        6       --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/06/2003)
Accumulation unit value at beginning of period              $1.30    $1.16    $1.18   $1.09   $1.02   $1.00
Accumulation unit value at end of period                    $0.70    $1.30    $1.16   $1.18   $1.09   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                         91       77       94      94      71      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period              $0.99    $1.00       --      --      --      --
Accumulation unit value at end of period                    $0.54    $0.99       --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         63       63       --      --      --      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/06/2003)
Accumulation unit value at beginning of period              $1.37    $1.33    $1.17   $1.14   $1.06   $1.00
Accumulation unit value at end of period                    $0.85    $1.37    $1.33   $1.17   $1.14   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                        928      740      714     700     619      --
-----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/06/2003)
Accumulation unit value at beginning of period              $1.05    $1.01    $0.99   $0.99   $1.00   $1.00
Accumulation unit value at end of period                    $1.00    $1.05    $1.01   $0.99   $0.99   $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                      3,283    2,396    1,568     790     234      32
-----------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
Accumulation unit value at beginning of period              $2.74    $2.02    $1.54   $1.17   $1.00      --
Accumulation unit value at end of period                    $1.25    $2.74    $2.02   $1.54   $1.17      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      7,641    4,674    4,284   2,111     441      --
-----------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
Accumulation unit value at beginning of period              $1.72    $1.56    $1.28   $1.14   $1.00      --
Accumulation unit value at end of period                    $1.01    $1.72    $1.56   $1.28   $1.14      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         38        1       --      --      --      --
-----------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/06/2003)
Accumulation unit value at beginning of period              $1.39    $1.45    $1.27   $1.24   $1.08   $1.00
Accumulation unit value at end of period                    $0.88    $1.39    $1.45   $1.27   $1.24   $1.08
Number of accumulation units outstanding at end of
  period (000 omitted)                                     21,384   18,828   19,119   8,988   1,681      10
-----------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (11/06/2003)
Accumulation unit value at beginning of period              $1.50    $1.49    $1.31   $1.21   $1.08   $1.00
Accumulation unit value at end of period                    $1.00    $1.50    $1.49   $1.31   $1.21   $1.08
Number of accumulation units outstanding at end of
  period (000 omitted)                                         24       24       22      22      22       5
-----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period              $0.85    $1.00       --      --      --      --
Accumulation unit value at end of period                    $0.46    $0.85       --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      9,257    4,031       --      --      --      --
-----------------------------------------------------------------------------------------------------------



 152    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                          2008     2007     2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period              $1.12    $1.00       --      --      --      --
Accumulation unit value at end of period                    $0.59    $1.12       --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (11/06/2003)
Accumulation unit value at beginning of period              $1.80    $2.21    $1.63   $1.42   $1.06   $1.00
Accumulation unit value at end of period                    $1.10    $1.80    $2.21   $1.63   $1.42   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                         11       12       16       6       6       1
-----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period              $1.73    $2.13    $1.58   $1.37   $1.00      --
Accumulation unit value at end of period                    $1.06    $1.73    $2.13   $1.58   $1.37      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        255      199      254     230      74      --
-----------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period              $2.21    $1.93    $1.44   $1.20   $1.00      --
Accumulation unit value at end of period                    $1.18    $2.21    $1.93   $1.44   $1.20      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     10,414    6,287    5,689   2,988     608      --
-----------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period              $1.38    $1.34    $1.26   $1.15   $1.00      --
Accumulation unit value at end of period                    $0.82    $1.38    $1.34   $1.26   $1.15      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      7,587    6,233    3,434   2,248     455      --
-----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (04/30/2004)
Accumulation unit value at beginning of period              $1.30    $1.23    $1.11   $1.08   $1.00      --
Accumulation unit value at end of period                    $0.90    $1.30    $1.23   $1.11   $1.08      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period              $1.27    $1.31    $1.09   $1.08   $1.00      --
Accumulation unit value at end of period                    $0.81    $1.27    $1.31   $1.09   $1.08      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                          2        1       --      --      --      --
-----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period              $1.32    $1.30    $1.12   $1.08   $1.00      --
Accumulation unit value at end of period                    $0.82    $1.32    $1.30   $1.12   $1.08      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        236      232      250     278     203      --
-----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of period              $1.57    $1.41    $1.19   $1.11   $1.00      --
Accumulation unit value at end of period                    $0.87    $1.57    $1.41   $1.19   $1.11      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of period              $1.16    $1.16    $1.02   $1.06   $1.00      --
Accumulation unit value at end of period                    $0.69    $1.16    $1.16   $1.02   $1.06      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period              $1.14    $1.07    $1.07   $1.03   $1.00      --
Accumulation unit value at end of period                    $0.68    $1.14    $1.07   $1.07   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        397      375      409     339     186      --
-----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (04/30/2004)
Accumulation unit value at beginning of period              $1.06    $1.03    $1.00   $0.99   $1.00      --
Accumulation unit value at end of period                    $1.07    $1.06    $1.03   $1.00   $0.99      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                          4        4        7       3      --      --
-----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period              $1.49    $1.33    $1.11   $1.06   $1.00      --
Accumulation unit value at end of period                    $0.86    $1.49    $1.33   $1.11   $1.06      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         --       --       --      --      --      --
-----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of period              $1.10    $1.05    $1.03   $1.03   $1.00      --
Accumulation unit value at end of period                    $1.11    $1.10    $1.05   $1.03   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        242      340      529     332     156      --
-----------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    153

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                                      2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES
  (07/31/2002)
Accumulation unit value at beginning of period          $1.55   $1.55   $1.40   $1.35   $1.24   $0.95   $1.00
Accumulation unit value at end of period                $0.73   $1.55   $1.55   $1.40   $1.35   $1.24   $0.95
Number of accumulation units outstanding at end of
  period (000 omitted)                                     51      38      52      63      48      --      --
-------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (03/03/2003)
Accumulation unit value at beginning of period          $1.69   $1.54   $1.47   $1.38   $1.32   $1.00      --
Accumulation unit value at end of period                $0.96   $1.69   $1.54   $1.47   $1.38   $1.32      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      59      --      --
-------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (03/01/2002)
Accumulation unit value at beginning of period          $1.27   $1.16   $1.11   $1.04   $1.00   $0.79   $1.00
Accumulation unit value at end of period                $0.72   $1.27   $1.16   $1.11   $1.04   $1.00   $0.79
Number of accumulation units outstanding at end of
  period (000 omitted)                                     94     130     452      79      25      --      --
-------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/30/2002)
Accumulation unit value at beginning of period          $1.88   $1.73   $1.52   $1.41   $1.25   $0.94   $1.00
Accumulation unit value at end of period                $0.98   $1.88   $1.73   $1.52   $1.41   $1.25   $0.94
Number of accumulation units outstanding at end of
  period (000 omitted)                                     37      42      42      40      --      --      --
-------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES I SHARES (04/28/2006)
Accumulation unit value at beginning of period          $1.15   $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.79   $1.15   $1.08      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     12      12      12      --      --      --      --
-------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period          $1.14   $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.78   $1.14   $1.08      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $1.03   $1.00      --      --      --      --      --
Accumulation unit value at end of period                $0.72   $1.03      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     10      10      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $1.04   $1.00      --      --      --      --      --
Accumulation unit value at end of period                $0.61   $1.04      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    587     442      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.33   $1.24   $1.13   $1.08   $1.00      --      --
Accumulation unit value at end of period                $0.93   $1.33   $1.24   $1.13   $1.08      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      8       9      14      17      14      --      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of period          $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                $0.82      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     25      --      --      --      --      --      --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced Wealth
  Strategy Portfolio (Class B) on Sept. 26, 2008.
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of period          $1.75   $1.49   $1.40   $1.37   $1.33   $0.94   $1.00
Accumulation unit value at end of period                $0.90   $1.75   $1.49   $1.40   $1.37   $1.33   $0.94
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of period          $1.63   $1.58   $1.38   $1.34   $1.23   $0.95   $1.00
Accumulation unit value at end of period                $0.95   $1.63   $1.58   $1.38   $1.34   $1.23   $0.95
Number of accumulation units outstanding at end of
  period (000 omitted)                                    108      72      74      71      10      --      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period          $1.88   $1.81   $1.37   $1.19   $1.00      --      --
Accumulation unit value at end of period                $0.86   $1.88   $1.81   $1.37   $1.19      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,491   1,115   1,243     784     295      --      --
-------------------------------------------------------------------------------------------------------------



 154    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                      2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (08/30/2002)
Accumulation unit value at beginning of period          $1.46   $1.31   $1.34   $1.19   $1.11   $0.92   $1.00
Accumulation unit value at end of period                $0.86   $1.46   $1.31   $1.34   $1.19   $1.11   $0.92
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II
  (04/30/2004)
Accumulation unit value at beginning of period          $1.12   $1.05   $1.05   $1.05   $1.00      --      --
Accumulation unit value at end of period                $1.09   $1.12   $1.05   $1.05   $1.05      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,132   1,835   1,925   1,618     526      --      --
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.76   $1.52   $1.24   $1.12   $1.00      --      --
Accumulation unit value at end of period                $0.95   $1.76   $1.52   $1.24   $1.12      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period          $0.90   $1.00      --      --      --      --      --
Accumulation unit value at end of period                $0.66   $0.90      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.20   $1.01   $1.06   $1.06   $1.00      --      --
Accumulation unit value at end of period                $0.69   $1.20   $1.01   $1.06   $1.06      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    221     242     570     200      32      --      --
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period          $1.21   $1.30   $1.12   $1.09   $1.00      --      --
Accumulation unit value at end of period                $0.87   $1.21   $1.30   $1.12   $1.09      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     45      55      57      55      --      --      --
-------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period          $1.06   $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.79   $1.06   $1.06      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    182     201     315      --      --      --      --
-------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period          $1.12   $1.00      --      --      --      --      --
Accumulation unit value at end of period                $0.67   $1.12      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,183     944      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period          $1.13   $1.00      --      --      --      --      --
Accumulation unit value at end of period                $0.57   $1.13      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --       1      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period          $1.36   $1.42   $1.21   $1.17   $1.00      --      --
Accumulation unit value at end of period                $0.96   $1.36   $1.42   $1.21   $1.17      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    602     639      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period          $1.10   $1.00      --      --      --      --      --
Accumulation unit value at end of period                $0.72   $1.10      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     22       1      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.27   $1.28   $1.21   $1.13   $1.00      --      --
Accumulation unit value at end of period                $0.74   $1.27   $1.28   $1.21   $1.13      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.20   $1.07   $1.05   $1.03   $1.00      --      --
Accumulation unit value at end of period                $0.69   $1.20   $1.07   $1.05   $1.03      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    289     265     426     251      92      --      --
-------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    155

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                      2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., INITIAL SHARES (03/03/2003)
Accumulation unit value at beginning of period          $1.55   $1.46   $1.36   $1.34   $1.28   $1.00      --
Accumulation unit value at end of period                $1.00   $1.55   $1.46   $1.36   $1.34   $1.28      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.26   $1.20   $1.05   $1.03   $1.00      --      --
Accumulation unit value at end of period                $0.87   $1.26   $1.20   $1.05   $1.03      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     47      51      54      55      --      --      --
-------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period          $1.09   $1.00      --      --      --      --      --
Accumulation unit value at end of period                $0.62   $1.09      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      2      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.53   $1.50   $1.25   $1.14   $1.00      --      --
Accumulation unit value at end of period                $0.94   $1.53   $1.50   $1.25   $1.14      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      8       8      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period          $0.98   $1.00      --      --      --      --      --
Accumulation unit value at end of period                $0.70   $0.98      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    573     493      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period          $1.13   $1.10   $1.08   $1.07   $1.05   $1.04   $1.00
Accumulation unit value at end of period                $0.90   $1.13   $1.10   $1.08   $1.07   $1.05   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                     32      58      84      60       7      --     118
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period          $1.37   $1.31   $1.22   $1.18   $1.13   $1.00   $1.00
Accumulation unit value at end of period                $0.73   $1.37   $1.31   $1.22   $1.18   $1.13   $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period          $1.34   $1.32   $1.27   $1.31   $1.23   $1.08   $1.00
Accumulation unit value at end of period                $0.93   $1.34   $1.32   $1.27   $1.31   $1.23   $1.08
Number of accumulation units outstanding at end of
  period (000 omitted)                                     34      41      59      45       4      --      --
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (08/30/2002)
Accumulation unit value at beginning of period          $1.63   $1.54   $1.39   $1.30   $1.22   $0.96   $1.00
Accumulation unit value at end of period                $1.07   $1.63   $1.54   $1.39   $1.30   $1.22   $0.96
Number of accumulation units outstanding at end of
  period (000 omitted)                                      8      16      18       9       9      --      --
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period          $1.85   $1.69   $1.56   $1.49   $1.34   $0.98   $1.00
Accumulation unit value at end of period                $1.06   $1.85   $1.69   $1.56   $1.49   $1.34   $0.98
Number of accumulation units outstanding at end of
  period (000 omitted)                                      3       6      10      11      --      --      --
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period          $1.36   $1.36   $1.27   $1.28   $1.20   $1.03   $1.00
Accumulation unit value at end of period                $0.99   $1.36   $1.36   $1.27   $1.28   $1.20   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                     21      36      51      35       4      32      32
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period          $2.15   $1.91   $1.58   $1.39   $1.19   $0.93   $1.00
Accumulation unit value at end of period                $1.24   $2.15   $1.91   $1.58   $1.39   $1.19   $0.93
Number of accumulation units outstanding at end of
  period (000 omitted)                                     19      25      31      25      --      --      --
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period          $1.60   $1.46   $1.41   $1.38   $1.32   $0.96   $1.00
Accumulation unit value at end of period                $1.14   $1.60   $1.46   $1.41   $1.38   $1.32   $0.96
Number of accumulation units outstanding at end of
  period (000 omitted)                                      8      23      32      31       2      --      --
-------------------------------------------------------------------------------------------------------------



 156    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                      2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (07/31/2002)
Accumulation unit value at beginning of period          $1.67   $1.84   $1.55   $1.42   $1.21   $0.95   $1.00
Accumulation unit value at end of period                $1.12   $1.67   $1.84   $1.55   $1.42   $1.21   $0.95
Number of accumulation units outstanding at end of
  period (000 omitted)                                     41      44      45      43      43      --      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period          $1.28   $1.19   $1.09   $1.05   $1.02   $0.91   $1.00
Accumulation unit value at end of period                $0.82   $1.28   $1.19   $1.09   $1.05   $1.02   $0.91
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (08/30/2002)
Accumulation unit value at beginning of period          $1.98   $1.72   $1.57   $1.37   $1.21   $0.97   $1.00
Accumulation unit value at end of period                $1.12   $1.98   $1.72   $1.57   $1.37   $1.21   $0.97
Number of accumulation units outstanding at end of
  period (000 omitted)                                  2,073   2,145   2,526   1,386     524      --      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO SERVICE CLASS 2 (03/03/2003)
Accumulation unit value at beginning of period          $1.76   $1.68   $1.50   $1.26   $1.27   $1.00      --
Accumulation unit value at end of period                $1.01   $1.76   $1.68   $1.50   $1.26   $1.27      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period          $1.35   $1.23   $1.11   $1.05   $1.01   $0.85   $1.00
Accumulation unit value at end of period                $0.77   $1.35   $1.23   $1.11   $1.05   $1.01   $0.85
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period          $1.29   $1.03   $0.99   $0.95   $0.94   $0.72   $1.00
Accumulation unit value at end of period                $0.67   $1.29   $1.03   $0.99   $0.95   $0.94   $0.72
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO SERVICE CLASS 2 (03/03/2003)
Accumulation unit value at beginning of period          $1.43   $1.42   $1.30   $1.29   $1.20   $1.00      --
Accumulation unit value at end of period                $1.05   $1.43   $1.42   $1.30   $1.29   $1.20      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      11      11      11      42      33      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.08   $1.06   $1.03   $1.03   $1.00      --      --
Accumulation unit value at end of period                $1.02   $1.08   $1.06   $1.03   $1.03      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,219   1,426     581     540     162      --      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period          $2.15   $1.90   $1.72   $1.48   $1.21   $0.89   $1.00
Accumulation unit value at end of period                $1.27   $2.15   $1.90   $1.72   $1.48   $1.21   $0.89
Number of accumulation units outstanding at end of
  period (000 omitted)                                    542     458     374     196      54      19      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.71   $1.48   $1.28   $1.10   $1.00      --      --
Accumulation unit value at end of period                $0.94   $1.71   $1.48   $1.28   $1.10      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    498     459     563     521     295      --      --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/03/2003)
Accumulation unit value at beginning of period          $1.75   $2.25   $1.90   $1.70   $1.32   $1.00      --
Accumulation unit value at end of period                $0.99   $1.75   $2.25   $1.90   $1.70   $1.32      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     72      63      49      58     102      --      --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (03/03/2003)
Accumulation unit value at beginning of period          $1.72   $1.69   $1.45   $1.46   $1.30   $1.00      --
Accumulation unit value at end of period                $1.19   $1.72   $1.69   $1.45   $1.46   $1.30      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    211     384     323     299     191      95      --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.22   $1.27   $1.11   $1.09   $1.00      --      --
Accumulation unit value at end of period                $0.87   $1.22   $1.27   $1.11   $1.09      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    157

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                      2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period          $1.62   $1.69   $1.47   $1.38   $1.14   $0.88   $1.00
Accumulation unit value at end of period                $1.07   $1.62   $1.69   $1.47   $1.38   $1.14   $0.88
Number of accumulation units outstanding at end of
  period (000 omitted)                                     15      15      22      22      23      20      --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period          $1.33   $1.22   $1.14   $1.11   $1.01   $0.75   $1.00
Accumulation unit value at end of period                $0.75   $1.33   $1.22   $1.14   $1.11   $1.01   $0.75
Number of accumulation units outstanding at end of
  period (000 omitted)                                      8       8      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period          $1.52   $1.50   $1.29   $1.19   $1.07   $0.87   $1.00
Accumulation unit value at end of period                $0.94   $1.52   $1.50   $1.29   $1.19   $1.07   $0.87
Number of accumulation units outstanding at end of
  period (000 omitted)                                     47      94     154      --     138     153      --
-------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/01/2002)
Accumulation unit value at beginning of period          $1.82   $1.60   $1.34   $1.24   $1.07   $0.83   $1.00
Accumulation unit value at end of period                $1.06   $1.82   $1.60   $1.34   $1.24   $1.07   $0.83
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period          $1.33   $1.22   $1.10   $1.16   $1.00      --      --
Accumulation unit value at end of period                $1.39   $1.33   $1.22   $1.10   $1.16      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,004   1,531   1,306     732     195      --      --
-------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period          $1.44   $1.43   $1.20   $1.12   $1.00      --      --
Accumulation unit value at end of period                $0.82   $1.44   $1.43   $1.20   $1.12      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     34      71      21      --      --      --      --
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (03/03/2003)
Accumulation unit value at beginning of period          $2.10   $2.07   $1.82   $1.64   $1.33   $1.00      --
Accumulation unit value at end of period                $1.30   $2.10   $2.07   $1.82   $1.64   $1.33      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    656     751     676     425     165      --      --
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (03/03/2003)
Accumulation unit value at beginning of period          $1.69   $1.75   $1.57   $1.51   $1.33   $1.00      --
Accumulation unit value at end of period                $1.04   $1.69   $1.75   $1.57   $1.51   $1.33      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      54      --      --
-------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period          $1.05   $1.00      --      --      --      --      --
Accumulation unit value at end of period                $0.62   $1.05      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,168   1,152      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period          $1.03   $1.00      --      --      --      --      --
Accumulation unit value at end of period                $0.60   $1.03      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --       1      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period          $1.26   $1.16   $1.10   $1.07   $1.00      --      --
Accumulation unit value at end of period                $0.78   $1.26   $1.16   $1.10   $1.07      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      7       7       7       7      --      --      --
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS (03/03/2003)
Accumulation unit value at beginning of period          $1.73   $1.60   $1.44   $1.37   $1.25   $1.00      --
Accumulation unit value at end of period                $1.14   $1.73   $1.60   $1.44   $1.37   $1.25      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of period          $1.30   $1.21   $1.09   $1.04   $0.95   $0.80   $1.00
Accumulation unit value at end of period                $0.85   $1.30   $1.21   $1.09   $1.04   $0.95   $0.80
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------



 158    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                      2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of period          $1.15   $1.14   $1.03   $1.00   $0.96   $0.73   $1.00
Accumulation unit value at end of period                $0.68   $1.15   $1.14   $1.03   $1.00   $0.96   $0.73
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of period          $1.27   $1.25   $1.14   $1.13   $1.04   $0.92   $1.00
Accumulation unit value at end of period                $0.97   $1.27   $1.25   $1.14   $1.13   $1.04   $0.92
Number of accumulation units outstanding at end of
  period (000 omitted)                                     43      49      33      45      --      --      --
-------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - INITIAL CLASS (03/03/2003)
Accumulation unit value at beginning of period          $3.16   $2.51   $1.95   $1.70   $1.33   $1.00      --
Accumulation unit value at end of period                $1.93   $3.16   $2.51   $1.95   $1.70   $1.33      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/01/2002)
Accumulation unit value at beginning of period          $2.60   $2.07   $1.61   $1.41   $1.10   $0.85   $1.00
Accumulation unit value at end of period                $1.59   $2.60   $2.07   $1.61   $1.41   $1.10   $0.85
Number of accumulation units outstanding at end of
  period (000 omitted)                                      3       3      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of period          $1.57   $1.41   $1.33   $1.29   $1.23   $0.96   $1.00
Accumulation unit value at end of period                $0.84   $1.57   $1.41   $1.33   $1.29   $1.23   $0.96
Number of accumulation units outstanding at end of
  period (000 omitted)                                    209     210     239     206      63      --      --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of period          $2.04   $1.96   $1.70   $1.51   $1.30   $0.92   $1.00
Accumulation unit value at end of period                $1.19   $2.04   $1.96   $1.70   $1.51   $1.30   $0.92
Number of accumulation units outstanding at end of
  period (000 omitted)                                     68      76      62      54     101      83      --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (07/31/2002)
Accumulation unit value at beginning of period          $1.85   $1.91   $1.70   $1.58   $1.35   $0.95   $1.00
Accumulation unit value at end of period                $1.13   $1.85   $1.91   $1.70   $1.58   $1.35   $0.95
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      16      17      19      --      --      --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (08/30/2002)
Accumulation unit value at beginning of period          $1.36   $1.26   $1.20   $1.19   $1.12   $1.04   $1.00
Accumulation unit value at end of period                $1.14   $1.36   $1.26   $1.20   $1.19   $1.12   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,801   2,174   1,584   1,042     417      --      --
-------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period          $1.03   $1.00      --      --      --      --      --
Accumulation unit value at end of period                $0.85   $1.03      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,121   1,173      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of period          $1.18   $1.28   $1.12   $1.09   $1.00   $0.81   $1.00
Accumulation unit value at end of period                $0.71   $1.18   $1.28   $1.12   $1.09   $1.00   $0.81
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/30/2002)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period          $1.30   $1.33   $1.32   $1.18   $1.12   $0.97   $1.00
Accumulation unit value at end of period                $1.06   $1.30   $1.33   $1.32   $1.18   $1.12   $0.97
Number of accumulation units outstanding at end of
  period (000 omitted)                                      5       5       5       5      --      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT INCOME FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of period          $1.12   $1.08   $1.06   $1.05   $1.02   $1.05   $1.00
Accumulation unit value at end of period                $0.84   $1.12   $1.08   $1.06   $1.05   $1.02   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of period          $1.77   $1.67   $1.33   $1.20   $1.06   $0.84   $1.00
Accumulation unit value at end of period                $0.98   $1.77   $1.67   $1.33   $1.20   $1.06   $0.84
Number of accumulation units outstanding at end of
  period (000 omitted)                                     12      12      12      14      14      --      --
-------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    159

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                      2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.23   $1.43   $1.24   $1.18   $1.00      --      --
Accumulation unit value at end of period                $0.73   $1.23   $1.43   $1.24   $1.18      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      8      18     211      --      --      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/01/2002)
Accumulation unit value at beginning of period          $1.31   $1.29   $1.24   $1.13   $0.97   $0.74   $1.00
Accumulation unit value at end of period                $0.70   $1.31   $1.29   $1.24   $1.13   $0.97   $0.74
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period          $0.99   $1.00      --      --      --      --      --
Accumulation unit value at end of period                $0.60   $0.99      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,008     892      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period          $1.28   $1.23   $1.08   $1.10   $1.00      --      --
Accumulation unit value at end of period                $0.80   $1.28   $1.23   $1.08   $1.10      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (07/31/2002)
Accumulation unit value at beginning of period          $1.75   $1.87   $1.58   $1.52   $1.29   $0.96   $1.00
Accumulation unit value at end of period                $1.17   $1.75   $1.87   $1.58   $1.52   $1.29   $0.96
Number of accumulation units outstanding at end of
  period (000 omitted)                                    739     794     763     746     325      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (03/01/2002)
Accumulation unit value at beginning of period          $1.18   $1.18   $1.05   $1.03   $0.96   $0.82   $1.00
Accumulation unit value at end of period                $0.81   $1.18   $1.18   $1.05   $1.03   $0.96   $0.82
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (03/01/2002)
Accumulation unit value at beginning of period          $1.03   $1.00   $0.97   $0.96   $0.97   $0.99   $1.00
Accumulation unit value at end of period                $1.03   $1.03   $1.00   $0.97   $0.96   $0.97   $0.99
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,406     472     174      48      24      21     132
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (03/01/2002)
Accumulation unit value at beginning of period          $1.10   $1.07   $1.04   $1.04   $1.01   $1.01   $1.00
Accumulation unit value at end of period                $1.01   $1.10   $1.07   $1.04   $1.04   $1.01   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,850   1,965     638      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (03/01/2002)
Accumulation unit value at beginning of period          $1.77   $1.67   $1.42   $1.27   $1.10   $0.80   $1.00
Accumulation unit value at end of period                $1.03   $1.77   $1.67   $1.42   $1.27   $1.10   $0.80
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,767   1,539   1,423     623      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO -- GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period          $1.09   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period                $1.07   $1.09   $1.02      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    829     998     962      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period          $1.26   $1.25   $1.14   $1.07   $1.00      --      --
Accumulation unit value at end of period                $0.69   $1.26   $1.25   $1.14   $1.07      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     67      54      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (03/01/2002)
Accumulation unit value at beginning of period          $1.32   $1.32   $1.21   $1.19   $1.08   $0.92   $1.00
Accumulation unit value at end of period                $0.97   $1.32   $1.32   $1.21   $1.19   $1.08   $0.92
Number of accumulation units outstanding at end of
  period (000 omitted)                                    531     665     974     531     170      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of period          $1.19   $1.18   $1.11   $1.10   $1.00      --      --
Accumulation unit value at end of period                $0.95   $1.19   $1.18   $1.11   $1.10      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    549     604     150      --      --      --      --
-------------------------------------------------------------------------------------------------------------



 160    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                      2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (03/03/2003)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period          $1.62   $1.60   $1.42   $1.36   $1.31   $1.00      --
Accumulation unit value at end of period                $0.92   $1.62   $1.60   $1.42   $1.36   $1.31      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    709     647     681     810     502      --      --
-------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period          $1.29   $1.32   $1.13   $1.10   $1.00      --      --
Accumulation unit value at end of period                $0.77   $1.29   $1.32   $1.13   $1.10      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (08/30/2002)
Accumulation unit value at beginning of period          $1.55   $1.39   $1.42   $1.31   $1.22   $1.02   $1.00
Accumulation unit value at end of period                $0.84   $1.55   $1.39   $1.42   $1.31   $1.22   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                    143     124     136     140      85      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period          $0.99   $1.00      --      --      --      --      --
Accumulation unit value at end of period                $0.54   $0.99      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    793     793      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (04/30/2004)
Accumulation unit value at beginning of period          $1.30   $1.26   $1.11   $1.08   $1.00      --      --
Accumulation unit value at end of period                $0.80   $1.30   $1.26   $1.11   $1.08      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     17      12       7       7      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (03/01/2002)
Accumulation unit value at beginning of period          $1.05   $1.02   $1.00   $1.00   $1.01   $1.02   $1.00
Accumulation unit value at end of period                $1.01   $1.05   $1.02   $1.00   $1.00   $1.01   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                    530     419     519     197      31      39      --
-------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (03/01/2002)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period          $1.51   $1.61   $1.47   $1.42   $1.22   $0.84   $1.00
Accumulation unit value at end of period                $0.91   $1.51   $1.61   $1.47   $1.42   $1.22   $0.84
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
Accumulation unit value at beginning of period          $2.74   $2.02   $1.53   $1.17   $1.00      --      --
Accumulation unit value at end of period                $1.24   $2.74   $2.02   $1.53   $1.17      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    627     496     558     432     191      --      --
-------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
Accumulation unit value at beginning of period          $1.72   $1.55   $1.27   $1.14   $1.00      --      --
Accumulation unit value at end of period                $1.01   $1.72   $1.55   $1.27   $1.14      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of period          $1.62   $1.69   $1.48   $1.45   $1.26   $0.98   $1.00
Accumulation unit value at end of period                $1.02   $1.62   $1.69   $1.48   $1.45   $1.26   $0.98
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,870   1,946   2,067   1,345     383       8       8
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (08/30/2002)
Accumulation unit value at beginning of period          $1.65   $1.64   $1.44   $1.34   $1.19   $0.96   $1.00
Accumulation unit value at end of period                $1.10   $1.65   $1.64   $1.44   $1.34   $1.19   $0.96
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --       8       9       9       9      --      --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.85   $1.00      --      --      --      --      --
Accumulation unit value at end of period                $0.46   $0.85      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    423     212      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $1.12   $1.00      --      --      --      --      --
Accumulation unit value at end of period                $0.59   $1.12      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     21       7      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    161

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                      2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (08/30/2002)
Accumulation unit value at beginning of period          $2.20   $2.70   $1.99   $1.74   $1.29   $0.96   $1.00
Accumulation unit value at end of period                $1.34   $2.20   $2.70   $1.99   $1.74   $1.29   $0.96
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period          $1.73   $2.13   $1.58   $1.37   $1.00      --      --
Accumulation unit value at end of period                $1.05   $1.73   $2.13   $1.58   $1.37      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     46      35      38      38      21      --      --
-------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period          $2.21   $1.93   $1.43   $1.20   $1.00      --      --
Accumulation unit value at end of period                $1.18   $2.21   $1.93   $1.43   $1.20      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    440     485     202     135      32      --      --
-------------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period          $1.38   $1.33   $1.26   $1.15   $1.00      --      --
Accumulation unit value at end of period                $0.82   $1.38   $1.33   $1.26   $1.15      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    790     792     631     493     197      --      --
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (03/03/2003)
Accumulation unit value at beginning of period          $1.60   $1.51   $1.37   $1.33   $1.24   $1.00      --
Accumulation unit value at end of period                $1.11   $1.60   $1.51   $1.37   $1.33   $1.24      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --     166      --
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (03/03/2003)
Accumulation unit value at beginning of period          $1.68   $1.73   $1.44   $1.42   $1.30   $1.00      --
Accumulation unit value at end of period                $1.07   $1.68   $1.73   $1.44   $1.42   $1.30      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     38      39      19      --      --      --      --
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (03/03/2003)
Accumulation unit value at beginning of period          $1.69   $1.67   $1.44   $1.39   $1.27   $1.00      --
Accumulation unit value at end of period                $1.05   $1.69   $1.67   $1.44   $1.39   $1.27      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    406     411     409     465     288      --      --
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (03/03/2003)
Accumulation unit value at beginning of period          $2.11   $1.91   $1.61   $1.49   $1.39   $1.00      --
Accumulation unit value at end of period                $1.17   $2.11   $1.91   $1.61   $1.49   $1.39      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --       4       4       4       4      --      --
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (03/03/2003)
Accumulation unit value at beginning of period          $1.45   $1.45   $1.27   $1.33   $1.24   $1.00      --
Accumulation unit value at end of period                $0.86   $1.45   $1.45   $1.27   $1.33   $1.24      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     11      12      12      12       9      --      --
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (03/03/2003)
Accumulation unit value at beginning of period          $1.45   $1.37   $1.37   $1.32   $1.30   $1.00      --
Accumulation unit value at end of period                $0.87   $1.45   $1.37   $1.37   $1.32   $1.30      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    937     995   1,018     753     275     127      --
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (03/03/2003)
Accumulation unit value at beginning of period          $1.04   $1.01   $0.98   $0.98   $0.99   $1.00      --
Accumulation unit value at end of period                $1.04   $1.04   $1.01   $0.98   $0.98   $0.99      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    141      43      50      31      --      --      --
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (03/03/2003)
Accumulation unit value at beginning of period          $2.34   $2.10   $1.74   $1.67   $1.49   $1.00      --
Accumulation unit value at end of period                $1.35   $2.34   $2.10   $1.74   $1.67   $1.49      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      5       4       5       5       5      --      --
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (03/03/2003)
Accumulation unit value at beginning of period          $1.10   $1.06   $1.04   $1.04   $1.01   $1.00      --
Accumulation unit value at end of period                $1.11   $1.10   $1.06   $1.04   $1.04   $1.01      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    649   1,137   1,856     658     206      --      --
-------------------------------------------------------------------------------------------------------------





 162    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                                           2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period               $1.67   $1.68   $1.52   $1.46   $1.35   $1.00
Accumulation unit value at end of period                     $0.79   $1.67   $1.68   $1.52   $1.46   $1.35
Number of accumulation units outstanding at end of period
  (000 omitted)                                                148     151     164     179     110      27
----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period               $1.65   $1.50   $1.44   $1.35   $1.30   $1.00
Accumulation unit value at end of period                     $0.93   $1.65   $1.50   $1.44   $1.35   $1.30
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 68     100     425      51      40      --
----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (01/29/2003)
Accumulation unit value at beginning of period               $2.03   $1.88   $1.64   $1.53   $1.35   $1.00
Accumulation unit value at end of period                     $1.06   $2.03   $1.88   $1.64   $1.53   $1.35
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 22      32      32      32      33       1
----------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
Accumulation unit value at beginning of period               $1.14   $1.08   $1.00      --      --      --
Accumulation unit value at end of period                     $0.78   $1.14   $1.08      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period               $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.72   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period               $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.61   $1.04      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,027     602      --      --      --      --
----------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.32   $1.23   $1.13   $1.08   $1.00      --
Accumulation unit value at end of period                     $0.93   $1.32   $1.23   $1.13   $1.08      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 26      32      35      38      13      --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of period               $1.00      --      --      --      --      --
Accumulation unit value at end of period                     $0.82      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced
  Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period               $1.85   $1.57   $1.47   $1.45   $1.40   $1.00
Accumulation unit value at end of period                     $0.95   $1.85   $1.57   $1.47   $1.45   $1.40
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 37      64      80      86      87       9
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period               $1.75   $1.70   $1.48   $1.44   $1.32   $1.00
Accumulation unit value at end of period                     $1.02   $1.75   $1.70   $1.48   $1.44   $1.32
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 28      31      31      31      30      47
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period               $1.88   $1.81   $1.37   $1.19   $1.00      --
Accumulation unit value at end of period                     $0.86   $1.88   $1.81   $1.37   $1.19      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,873   1,241   1,131     914     344      --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (01/29/2003)
Accumulation unit value at beginning of period               $1.62   $1.45   $1.49   $1.32   $1.24   $1.00
Accumulation unit value at end of period                     $0.96   $1.62   $1.45   $1.49   $1.32   $1.24
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 12      41      19      19      20       3
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period               $1.12   $1.04   $1.05   $1.05   $1.00      --
Accumulation unit value at end of period                     $1.08   $1.12   $1.04   $1.05   $1.05      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,367   2,110   2,234   2,258     901      --
----------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    163

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                           2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period               $1.76   $1.52   $1.24   $1.12   $1.00      --
Accumulation unit value at end of period                     $0.95   $1.76   $1.52   $1.24   $1.12      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period               $0.90   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.66   $0.90      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period               $1.19   $1.01   $1.06   $1.06   $1.00      --
Accumulation unit value at end of period                     $0.68   $1.19   $1.01   $1.06   $1.06      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                255     266     529     219      46      --
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period               $1.21   $1.30   $1.12   $1.09   $1.00      --
Accumulation unit value at end of period                     $0.87   $1.21   $1.30   $1.12   $1.09      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period               $1.06   $1.06   $1.00      --      --      --
Accumulation unit value at end of period                     $0.78   $1.06   $1.06      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 98     117     175      --      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period               $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.67   $1.12      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,078   1,314      --      --      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period               $1.13   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.57   $1.13      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  7      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period               $1.35   $1.41   $1.21   $1.17   $1.00      --
Accumulation unit value at end of period                     $0.95   $1.35   $1.41   $1.21   $1.17      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,125     881      --      --      --      --
----------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period               $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.71   $1.10      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.27   $1.28   $1.21   $1.13   $1.00      --
Accumulation unit value at end of period                     $0.74   $1.27   $1.28   $1.21   $1.13      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.20   $1.07   $1.04   $1.03   $1.00      --
Accumulation unit value at end of period                     $0.69   $1.20   $1.07   $1.04   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                219     234     395     227      90      --
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.25   $1.20   $1.05   $1.03   $1.00      --
Accumulation unit value at end of period                     $0.86   $1.25   $1.20   $1.05   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period               $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.62   $1.09      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------



 164    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                           2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.53   $1.50   $1.25   $1.14   $1.00      --
Accumulation unit value at end of period                     $0.94   $1.53   $1.50   $1.25   $1.14      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period               $0.98   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.70   $0.98      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                978     745      --      --      --      --
----------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.09   $1.06   $1.04   $1.04   $1.02   $1.00
Accumulation unit value at end of period                     $0.86   $1.09   $1.06   $1.04   $1.04   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                268     370     370     418     306     185
----------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.39   $1.33   $1.23   $1.20   $1.15   $1.00
Accumulation unit value at end of period                     $0.74   $1.39   $1.33   $1.23   $1.20   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 25      25      26      40      40      20
----------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.23   $1.21   $1.17   $1.20   $1.13   $1.00
Accumulation unit value at end of period                     $0.85   $1.23   $1.21   $1.17   $1.20   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                162     237     244     252     167      60
----------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.75   $1.65   $1.49   $1.40   $1.31   $1.00
Accumulation unit value at end of period                     $1.15   $1.75   $1.65   $1.49   $1.40   $1.31
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 87     121     128     142      76      35
----------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.91   $1.76   $1.62   $1.55   $1.39   $1.00
Accumulation unit value at end of period                     $1.10   $1.91   $1.76   $1.62   $1.55   $1.39
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 50      73      77      90      45      18
----------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.30   $1.29   $1.21   $1.22   $1.15   $1.00
Accumulation unit value at end of period                     $0.95   $1.30   $1.29   $1.21   $1.22   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                113     170     177     175     111      95
----------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $2.42   $2.15   $1.78   $1.57   $1.34   $1.00
Accumulation unit value at end of period                     $1.38   $2.42   $2.15   $1.78   $1.57   $1.34
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 67      87      78      64      45      28
----------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.70   $1.55   $1.49   $1.47   $1.40   $1.00
Accumulation unit value at end of period                     $1.21   $1.70   $1.55   $1.49   $1.47   $1.40
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 95     133     142     154     113      29
----------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.80   $1.99   $1.67   $1.54   $1.31   $1.00
Accumulation unit value at end of period                     $1.21   $1.80   $1.99   $1.67   $1.54   $1.31
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 76     102     124     102     111      54
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $2.11   $1.84   $1.68   $1.47   $1.30   $1.00
Accumulation unit value at end of period                     $1.19   $2.11   $1.84   $1.68   $1.47   $1.30
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,452   2,368   2,760   1,602     814     205
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.82   $1.47   $1.40   $1.35   $1.34   $1.00
Accumulation unit value at end of period                     $0.94   $1.82   $1.47   $1.40   $1.35   $1.34
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 27      27      13      21       7       5
----------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    165

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                           2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period               $1.08   $1.05   $1.03   $1.03   $1.00      --
Accumulation unit value at end of period                     $1.02   $1.08   $1.05   $1.03   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,622   1,607     282     242      11      --
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $2.45   $2.16   $1.96   $1.69   $1.38   $1.00
Accumulation unit value at end of period                     $1.45   $2.45   $2.16   $1.96   $1.69   $1.38
Number of accumulation units outstanding at end of period
  (000 omitted)                                                861     608     488     330     213     143
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $2.51   $2.18   $1.89   $1.62   $1.46   $1.00
Accumulation unit value at end of period                     $1.38   $2.51   $2.18   $1.89   $1.62   $1.46
Number of accumulation units outstanding at end of period
  (000 omitted)                                                341     344     445     418     246       5
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.80   $2.31   $1.96   $1.76   $1.36   $1.00
Accumulation unit value at end of period                     $1.02   $1.80   $2.31   $1.96   $1.76   $1.36
Number of accumulation units outstanding at end of period
  (000 omitted)                                                121     110     104     114      78      --
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period               $1.32   $1.30   $1.12   $1.12   $1.00      --
Accumulation unit value at end of period                     $0.91   $1.32   $1.30   $1.12   $1.12      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                312     409     404     324     151      --
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period               $1.22   $1.27   $1.11   $1.09   $1.00      --
Accumulation unit value at end of period                     $0.87   $1.22   $1.27   $1.11   $1.09      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.95   $2.04   $1.77   $1.66   $1.37   $1.00
Accumulation unit value at end of period                     $1.28   $1.95   $2.04   $1.77   $1.66   $1.37
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 87      91      94      88      85      50
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.80   $1.65   $1.55   $1.50   $1.37   $1.00
Accumulation unit value at end of period                     $1.02   $1.80   $1.65   $1.55   $1.50   $1.37
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --       7      --       5
----------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $1.77   $1.75   $1.50   $1.38   $1.25   $1.00
Accumulation unit value at end of period                     $1.10   $1.77   $1.75   $1.50   $1.38   $1.25
Number of accumulation units outstanding at end of period
  (000 omitted)                                                398     502     611     526     516     349
----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (01/29/2003)
Accumulation unit value at beginning of period               $2.27   $2.00   $1.68   $1.55   $1.34   $1.00
Accumulation unit value at end of period                     $1.33   $2.27   $2.00   $1.68   $1.55   $1.34
Number of accumulation units outstanding at end of period
  (000 omitted)                                                158     194     186     154     105      44
----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period               $1.33   $1.22   $1.10   $1.16   $1.00      --
Accumulation unit value at end of period                     $1.39   $1.33   $1.22   $1.10   $1.16      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,529   1,848   1,468     826     291      --
----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period               $1.44   $1.43   $1.20   $1.12   $1.00      --
Accumulation unit value at end of period                     $0.81   $1.44   $1.43   $1.20   $1.12      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  9       9       9       9       6      --
----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.53   $1.51   $1.32   $1.19   $1.00      --
Accumulation unit value at end of period                     $0.94   $1.53   $1.51   $1.32   $1.19      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,126   1,162     978     575     248      --
----------------------------------------------------------------------------------------------------------



 166    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                           2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period               $0.94   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.58   $0.94      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       4      --      --      --      --
----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period               $1.05   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.62   $1.05      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,166   1,538      --      --      --      --
----------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period               $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.60   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period               $1.54   $1.41   $1.34   $1.31   $1.22   $1.00
Accumulation unit value at end of period                     $0.95   $1.54   $1.41   $1.34   $1.31   $1.22
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  2       2       2       2       2       2
----------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period               $1.60   $1.59   $1.43   $1.39   $1.33   $1.00
Accumulation unit value at end of period                     $0.95   $1.60   $1.59   $1.43   $1.39   $1.33
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 22      24      24      22      21      --
----------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period               $1.43   $1.40   $1.28   $1.27   $1.17   $1.00
Accumulation unit value at end of period                     $1.09   $1.43   $1.40   $1.28   $1.27   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                439     545     531     435     401     240
----------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (01/29/2003)
Accumulation unit value at beginning of period               $3.06   $2.44   $1.90   $1.66   $1.30   $1.00
Accumulation unit value at end of period                     $1.87   $3.06   $2.44   $1.90   $1.66   $1.30
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 30      73      89      94      97      12
----------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period               $1.66   $1.49   $1.41   $1.37   $1.31   $1.00
Accumulation unit value at end of period                     $0.89   $1.66   $1.49   $1.41   $1.37   $1.31
Number of accumulation units outstanding at end of period
  (000 omitted)                                                283     299     314     284     126      59
----------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period               $2.28   $2.19   $1.90   $1.70   $1.46   $1.00
Accumulation unit value at end of period                     $1.34   $2.28   $2.19   $1.90   $1.70   $1.46
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 38      41      42      15      12       4
----------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period               $1.24   $1.27   $1.19   $1.19   $1.11   $1.00
Accumulation unit value at end of period                     $0.26   $1.24   $1.27   $1.19   $1.19   $1.11
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 47      51      51      52      51      21
----------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period               $1.97   $2.04   $1.81   $1.68   $1.44   $1.00
Accumulation unit value at end of period                     $1.20   $1.97   $2.04   $1.81   $1.68   $1.44
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 35      40      30      40      33      29
----------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (01/29/2003)
Accumulation unit value at beginning of period               $1.30   $1.20   $1.14   $1.14   $1.07   $1.00
Accumulation unit value at end of period                     $1.09   $1.30   $1.20   $1.14   $1.14   $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,043   3,205   2,256   1,716     851     141
----------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period               $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.85   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,935   1,649      --      --      --      --
----------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    167

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                           2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period               $1.52   $1.65   $1.45   $1.40   $1.29   $1.00
Accumulation unit value at end of period                     $0.92   $1.52   $1.65   $1.45   $1.40   $1.29
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  2       7       7       2       2      --
----------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (01/29/2003)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period               $1.36   $1.40   $1.38   $1.25   $1.19   $1.00
Accumulation unit value at end of period                     $1.11   $1.36   $1.40   $1.38   $1.25   $1.19
Number of accumulation units outstanding at end of period
  (000 omitted)                                                100     157     167     158     148      10
----------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period               $2.25   $2.12   $1.69   $1.53   $1.34   $1.00
Accumulation unit value at end of period                     $1.24   $2.25   $2.12   $1.69   $1.53   $1.34
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 44      47      53      51      54      41
----------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period               $1.48   $1.50   $1.38   $1.33   $1.26   $1.00
Accumulation unit value at end of period                     $0.90   $1.48   $1.50   $1.38   $1.33   $1.26
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.23   $1.43   $1.24   $1.18   $1.00      --
Accumulation unit value at end of period                     $0.73   $1.23   $1.43   $1.24   $1.18      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 10      20     263       6       3      --
----------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (01/29/2003)
Accumulation unit value at beginning of period               $1.79   $1.76   $1.70   $1.54   $1.32   $1.00
Accumulation unit value at end of period                     $0.96   $1.79   $1.76   $1.70   $1.54   $1.32
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  2       2       2       2       2      --
----------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of period               $1.73   $1.75   $1.53   $1.43   $1.27   $1.00
Accumulation unit value at end of period                     $1.05   $1.73   $1.75   $1.53   $1.43   $1.27
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
*RidgeWorth Variable Trust Large Cap Core Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND* (01/29/2003)
Accumulation unit value at beginning of period               $1.50   $1.33   $1.22   $1.25   $1.20   $1.00
Accumulation unit value at end of period                     $0.88   $1.50   $1.33   $1.22   $1.25   $1.20
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 14      18      19      26      20       7
*RidgeWorth Variable Trust Large Cap Growth Stock Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of period               $1.77   $1.74   $1.45   $1.42   $1.26   $1.00
Accumulation unit value at end of period                     $1.17   $1.77   $1.74   $1.45   $1.42   $1.26
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  4       9       9      22      16       6
*RidgeWorth Variable Trust Large Cap Value Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of period               $1.88   $1.83   $1.68   $1.50   $1.30   $1.00
Accumulation unit value at end of period                     $1.10   $1.88   $1.83   $1.68   $1.50   $1.30
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       2       2       2       2       2
*RidgeWorth Variable Trust Mid-Cap Core Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND* (01/29/2003)
Accumulation unit value at beginning of period               $2.14   $2.13   $1.86   $1.70   $1.39   $1.00
Accumulation unit value at end of period                     $1.40   $2.14   $2.13   $1.86   $1.70   $1.39
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  7       8       8      10       5       2
*RidgeWorth Variable Trust Small Cap Value Equity Fund liquidated on April 24, 2009.
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period               $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.60   $0.99      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,834   1,226      --      --      --      --
----------------------------------------------------------------------------------------------------------



 168    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                           2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.28   $1.23   $1.08   $1.10   $1.00      --
Accumulation unit value at end of period                     $0.80   $1.28   $1.23   $1.08   $1.10      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (01/29/2003)
Accumulation unit value at beginning of period               $1.88   $2.02   $1.71   $1.64   $1.40   $1.00
Accumulation unit value at end of period                     $1.26   $1.88   $2.02   $1.71   $1.64   $1.40
Number of accumulation units outstanding at end of period
  (000 omitted)                                                605     687     648     720     337       3
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (01/29/2003)
Accumulation unit value at beginning of period               $1.04   $1.01   $0.98   $0.98   $0.99   $1.00
Accumulation unit value at end of period                     $1.04   $1.04   $1.01   $0.98   $0.98   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                372     137      91      70     179      55
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (01/29/2003)
Accumulation unit value at beginning of period               $1.11   $1.07   $1.05   $1.05   $1.02   $1.00
Accumulation unit value at end of period                     $1.02   $1.11   $1.07   $1.05   $1.05   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                              3,519   3,241     547     165     169      63
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (01/29/2003)
Accumulation unit value at beginning of period               $2.32   $2.18   $1.86   $1.67   $1.44   $1.00
Accumulation unit value at end of period                     $1.35   $2.32   $2.18   $1.86   $1.67   $1.44
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,880   1,267   1,033     512      31       9
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period               $1.08   $1.02   $1.00      --      --      --
Accumulation unit value at end of period                     $1.07   $1.08   $1.02      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,341   1,399   1,411      --      --      --
----------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (01/29/2003)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period               $1.52   $1.50   $1.38   $1.29   $1.22   $1.00
Accumulation unit value at end of period                     $0.83   $1.52   $1.50   $1.38   $1.29   $1.22
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 60      42      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.20   $1.20   $1.10   $1.08   $1.00      --
Accumulation unit value at end of period                     $0.88   $1.20   $1.20   $1.10   $1.08      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                703     822   1,551     960     372      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of period               $1.19   $1.18   $1.11   $1.09   $1.00      --
Accumulation unit value at end of period                     $0.95   $1.19   $1.18   $1.11   $1.09      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,028     891     103      --      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period               $1.25   $1.24   $1.10   $1.05   $1.00      --
Accumulation unit value at end of period                     $0.71   $1.25   $1.24   $1.10   $1.05      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,054   1,103   1,183   1,307     818      --
----------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period               $1.29   $1.32   $1.13   $1.10   $1.00      --
Accumulation unit value at end of period                     $0.77   $1.29   $1.32   $1.13   $1.10      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (01/29/2003)
Accumulation unit value at beginning of period               $1.59   $1.43   $1.45   $1.35   $1.26   $1.00
Accumulation unit value at end of period                     $0.86   $1.59   $1.43   $1.45   $1.35   $1.26
Number of accumulation units outstanding at end of period
  (000 omitted)                                                139     136     158     161     118      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period               $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.54   $0.99      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    169

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                           2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (01/29/2003)
Accumulation unit value at beginning of period               $1.66   $1.61   $1.42   $1.39   $1.28   $1.00
Accumulation unit value at end of period                     $1.02   $1.66   $1.61   $1.42   $1.39   $1.28
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 26      26      38      48      30      22
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (01/29/2003)
Accumulation unit value at beginning of period               $1.03   $1.00   $0.98   $0.98   $0.99   $1.00
Accumulation unit value at end of period                     $0.99   $1.03   $1.00   $0.98   $0.98   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                628     589     641     492     399     234
----------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
Accumulation unit value at beginning of period               $2.73   $2.02   $1.53   $1.17   $1.00      --
Accumulation unit value at end of period                     $1.24   $2.73   $2.02   $1.53   $1.17      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                827     562     594     469     225      --
----------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.72   $1.55   $1.27   $1.14   $1.00      --
Accumulation unit value at end of period                     $1.00   $1.72   $1.55   $1.27   $1.14      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (01/29/2003)
Accumulation unit value at beginning of period               $1.68   $1.75   $1.53   $1.50   $1.30   $1.00
Accumulation unit value at end of period                     $1.06   $1.68   $1.75   $1.53   $1.50   $1.30
Number of accumulation units outstanding at end of period
  (000 omitted)                                              2,105   1,977   1,995   1,445     538      25
----------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO, CLASS II SHARES (01/29/2003)
Accumulation unit value at beginning of period               $1.78   $1.77   $1.55   $1.44   $1.29   $1.00
Accumulation unit value at end of period                     $1.18   $1.78   $1.77   $1.55   $1.44   $1.29
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 46      50      51      30      17       3
----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period               $0.85   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.46   $0.85      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                716     326      --      --      --      --
----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period               $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period                     $0.59   $1.12      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS I SHARES (01/29/2003)
Accumulation unit value at beginning of period               $2.41   $2.96   $2.18   $1.90   $1.42   $1.00
Accumulation unit value at end of period                     $1.47   $2.41   $2.96   $2.18   $1.90   $1.42
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  6       6       6      --      12      12
----------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period               $1.73   $2.13   $1.57   $1.37   $1.00      --
Accumulation unit value at end of period                     $1.05   $1.73   $2.13   $1.57   $1.37      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 18      16      16      17       6      --
----------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period               $2.20   $1.93   $1.43   $1.20   $1.00      --
Accumulation unit value at end of period                     $1.18   $2.20   $1.93   $1.43   $1.20      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                759     386     184     128      28      --
----------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period               $1.38   $1.33   $1.26   $1.15   $1.00      --
Accumulation unit value at end of period                     $0.82   $1.38   $1.33   $1.26   $1.15      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                894     799     615     523     221      --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.29   $1.22   $1.11   $1.08   $1.00      --
Accumulation unit value at end of period                     $0.90   $1.29   $1.22   $1.11   $1.08      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 20      15      15      15      16      --
----------------------------------------------------------------------------------------------------------



 170    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                           2008    2007    2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.27   $1.31   $1.09   $1.08   $1.00      --
Accumulation unit value at end of period                     $0.81   $1.27   $1.31   $1.09   $1.08      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 29      19      --      --      --      --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.31   $1.30   $1.12   $1.08   $1.00      --
Accumulation unit value at end of period                     $0.82   $1.31   $1.30   $1.12   $1.08      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                531     627     653     691     438      --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.56   $1.41   $1.19   $1.10   $1.00      --
Accumulation unit value at end of period                     $0.87   $1.56   $1.41   $1.19   $1.10      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 18      20      21      21      21      --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.16   $1.15   $1.02   $1.06   $1.00      --
Accumulation unit value at end of period                     $0.69   $1.16   $1.15   $1.02   $1.06      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 11      11      11      11      11      --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.13   $1.07   $1.07   $1.03   $1.00      --
Accumulation unit value at end of period                     $0.68   $1.13   $1.07   $1.07   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,143   1,173   1,231   1,106     385      --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.06   $1.03   $1.00   $0.99   $1.00      --
Accumulation unit value at end of period                     $1.06   $1.06   $1.03   $1.00   $0.99      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 40      39     181      56      --      --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.49   $1.33   $1.10   $1.06   $1.00      --
Accumulation unit value at end of period                     $0.86   $1.49   $1.33   $1.10   $1.06      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of period               $1.10   $1.05   $1.03   $1.03   $1.00      --
Accumulation unit value at end of period                     $1.10   $1.10   $1.05   $1.03   $1.03      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                              1,033   1,552   3,395   1,455     623      --
----------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    171

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                                              2008     2007     2006     2005    2004
--------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.22    $1.23    $1.11    $1.07   $1.00
Accumulation unit value at end of period                        $0.58    $1.22    $1.23    $1.11   $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 4,292    3,865    4,263    5,023   3,225
--------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.29    $1.18    $1.13    $1.06   $1.00
Accumulation unit value at end of period                        $0.73    $1.29    $1.18    $1.13   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,458    2,494    2,008        3       3
--------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.46    $1.35    $1.18    $1.10   $1.00
Accumulation unit value at end of period                        $0.76    $1.46    $1.35    $1.18   $1.10
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    70       73       19       19      12
--------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $1.03    $1.00       --       --      --
Accumulation unit value at end of period                        $0.72    $1.03       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     3       --       --       --      --
--------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $1.04    $1.00       --       --      --
Accumulation unit value at end of period                        $0.61    $1.04       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                16,452    9,747       --       --      --
--------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.32    $1.23    $1.13    $1.07   $1.00
Accumulation unit value at end of period                        $0.92    $1.32    $1.23    $1.13   $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   796    1,038    1,204    1,379     900
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of period                  $1.00       --       --       --      --
Accumulation unit value at end of period                        $0.82       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --       --       --       --      --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced
Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period                  $1.15    $1.00       --       --      --
Accumulation unit value at end of period                        $0.59    $1.15       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --       --       --       --      --
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                  $1.30    $1.27    $1.11    $1.08   $1.00
Accumulation unit value at end of period                        $0.76    $1.30    $1.27    $1.11   $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   113      168      170      126      90
--------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                  $1.87    $1.81    $1.36    $1.19   $1.00
Accumulation unit value at end of period                        $0.86    $1.87    $1.81    $1.36   $1.19
Number of accumulation units outstanding at end of period
  (000 omitted)                                                27,146   17,556   13,071    8,418   3,162
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                  $1.12    $1.04    $1.05    $1.05   $1.00
Accumulation unit value at end of period                        $1.08    $1.12    $1.04    $1.05   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                13,696   23,067   24,580   21,086   7,249
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                  $1.76    $1.52    $1.24    $1.12   $1.00
Accumulation unit value at end of period                        $0.95    $1.76    $1.52    $1.24   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    68       68       --       --      --
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                  $0.90    $1.00       --       --      --
Accumulation unit value at end of period                        $0.66    $0.90       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --        9       --       --      --
--------------------------------------------------------------------------------------------------------



 172    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                              2008     2007     2006     2005    2004
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period                  $1.19    $1.01    $1.06    $1.06   $1.00
Accumulation unit value at end of period                        $0.68    $1.19    $1.01    $1.06   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 6,040    6,538   19,124    6,266   2,495
--------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                  $1.21    $1.30    $1.12    $1.09   $1.00
Accumulation unit value at end of period                        $0.87    $1.21    $1.30    $1.12   $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    19       24       29       15      26
--------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                  $1.06    $1.06    $1.00       --      --
Accumulation unit value at end of period                        $0.78    $1.06    $1.06       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,077    4,084    8,585       --      --
--------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                  $1.12    $1.00       --       --      --
Accumulation unit value at end of period                        $0.66    $1.12       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                33,416   21,154       --       --      --
--------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                  $1.13    $1.00       --       --      --
Accumulation unit value at end of period                        $0.57    $1.13       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    21       --       --       --      --
--------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period                  $1.35    $1.41    $1.21    $1.17   $1.00
Accumulation unit value at end of period                        $0.95    $1.35    $1.41    $1.21   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                17,911   14,170       --       --      --
--------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                  $1.10    $1.00       --       --      --
Accumulation unit value at end of period                        $0.71    $1.10       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --       --       --       --      --
--------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.27    $1.27    $1.21    $1.13   $1.00
Accumulation unit value at end of period                        $0.74    $1.27    $1.27    $1.21   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --       --       --       --      --
--------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.20    $1.07    $1.04    $1.03   $1.00
Accumulation unit value at end of period                        $0.69    $1.20    $1.07    $1.04   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,987    3,110    6,310    2,901   1,117
--------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.25    $1.19    $1.05    $1.02   $1.00
Accumulation unit value at end of period                        $0.86    $1.25    $1.19    $1.05   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   100      112       67       71      72
--------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $1.09    $1.00       --       --      --
Accumulation unit value at end of period                        $0.62    $1.09       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --       --       --       --      --
--------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.53    $1.50    $1.25    $1.14   $1.00
Accumulation unit value at end of period                        $0.94    $1.53    $1.50    $1.25   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    38       24       24       26       7
--------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                  $0.98    $1.00       --       --      --
Accumulation unit value at end of period                        $0.70    $0.98       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                14,635   11,432       --       --      --
--------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.08    $1.05    $1.03    $1.03   $1.00
Accumulation unit value at end of period                        $0.85    $1.08    $1.05    $1.03   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 5,428    7,018    7,281    6,140   1,507
--------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    173

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                              2008     2007     2006     2005    2004
--------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.11    $1.09    $1.05    $1.08   $1.00
Accumulation unit value at end of period                        $0.76    $1.11    $1.09    $1.05   $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 6,814    7,541    7,283    5,441   1,507
--------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.36    $1.28    $1.16    $1.09   $1.00
Accumulation unit value at end of period                        $0.89    $1.36    $1.28    $1.16   $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   825      631      791       94      57
--------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.38    $1.27    $1.17    $1.12   $1.00
Accumulation unit value at end of period                        $0.79    $1.38    $1.27    $1.17   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,525    1,535    1,676    1,358      27
--------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.12    $1.11    $1.04    $1.05   $1.00
Accumulation unit value at end of period                        $0.81    $1.12    $1.11    $1.04   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,417    4,131    4,322    3,658     885
--------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.76    $1.57    $1.30    $1.14   $1.00
Accumulation unit value at end of period                        $1.01    $1.76    $1.57    $1.30   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,459    2,309    2,433    1,444      79
--------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.21    $1.10    $1.06    $1.04   $1.00
Accumulation unit value at end of period                        $0.86    $1.21    $1.10    $1.06   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 4,435    5,394    5,524    3,401   1,048
--------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.33    $1.47    $1.24    $1.14   $1.00
Accumulation unit value at end of period                        $0.90    $1.33    $1.47    $1.24   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   351      400      401      390     173
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.59    $1.38    $1.27    $1.11   $1.00
Accumulation unit value at end of period                        $0.90    $1.59    $1.38    $1.27   $1.11
Number of accumulation units outstanding at end of period
  (000 omitted)                                                44,134   42,111   45,962   19,309   6,485
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.38    $1.11    $1.06    $1.03   $1.00
Accumulation unit value at end of period                        $0.72    $1.38    $1.11    $1.06   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    36       15       15       --      --
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.08    $1.05    $1.03    $1.03   $1.00
Accumulation unit value at end of period                        $1.02    $1.08    $1.05    $1.03   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                28,234   30,874   10,450    8,474   3,024
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.75    $1.55    $1.40    $1.21   $1.00
Accumulation unit value at end of period                        $1.04    $1.75    $1.55    $1.40   $1.21
Number of accumulation units outstanding at end of period
  (000 omitted)                                                15,569    9,998    6,670    2,154     194
--------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.70    $1.48    $1.28    $1.10   $1.00
Accumulation unit value at end of period                        $0.93    $1.70    $1.48    $1.28   $1.10
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 4,812    4,606    5,282    5,025   3,210
--------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.37    $1.77    $1.50    $1.34   $1.00
Accumulation unit value at end of period                        $0.78    $1.37    $1.77    $1.50   $1.34
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   821    1,056      270      252     119
--------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.32    $1.30    $1.12    $1.12   $1.00
Accumulation unit value at end of period                        $0.91    $1.32    $1.30    $1.12   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,631    1,849    1,382    1,066     516
--------------------------------------------------------------------------------------------------------



 174    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                              2008     2007     2006     2005    2004
--------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.21    $1.27    $1.11    $1.09   $1.00
Accumulation unit value at end of period                        $0.87    $1.21    $1.27    $1.11   $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   137      151       68       53      34
--------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.29    $1.18    $1.11    $1.08   $1.00
Accumulation unit value at end of period                        $0.73    $1.29    $1.18    $1.11   $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   141      125       98      115     111
--------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.39    $1.37    $1.18    $1.09   $1.00
Accumulation unit value at end of period                        $0.86    $1.39    $1.37    $1.18   $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   485      542    6,611      374     369
--------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                  $1.33    $1.22    $1.10    $1.16   $1.00
Accumulation unit value at end of period                        $1.38    $1.33    $1.22    $1.10   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                22,313   26,747   18,800    7,744   2,656
--------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.44    $1.43    $1.20    $1.12   $1.00
Accumulation unit value at end of period                        $0.81    $1.44    $1.43    $1.20   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   115      148      112       57      25
--------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.53    $1.51    $1.32    $1.19   $1.00
Accumulation unit value at end of period                        $0.94    $1.53    $1.51    $1.32   $1.19
Number of accumulation units outstanding at end of period
  (000 omitted)                                                16,698   17,019   14,517    6,833   2,746
--------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $0.94    $1.00       --       --      --
Accumulation unit value at end of period                        $0.58    $0.94       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --       --       --       --      --
--------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                  $1.05    $1.00       --       --      --
Accumulation unit value at end of period                        $0.62    $1.05       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                34,319   25,309       --       --      --
--------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                  $1.03    $1.00       --       --      --
Accumulation unit value at end of period                        $0.60    $1.03       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --       --       --       --      --
--------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                  $1.26    $1.15    $1.10    $1.07   $1.00
Accumulation unit value at end of period                        $0.78    $1.26    $1.15    $1.10   $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    14       14       14       34      22
--------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                  $1.19    $1.19    $1.07    $1.04   $1.00
Accumulation unit value at end of period                        $0.71    $1.19    $1.19    $1.07   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     4        9       10       11      12
--------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                  $1.22    $1.20    $1.09    $1.09   $1.00
Accumulation unit value at end of period                        $0.93    $1.22    $1.20    $1.09   $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    94      102      106       69      53
--------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                  $2.28    $1.82    $1.42    $1.24   $1.00
Accumulation unit value at end of period                        $1.39    $2.28    $1.82    $1.42   $1.24
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    91      120       32        1       1
--------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    175

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                              2008     2007     2006     2005    2004
--------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.29    $1.15    $1.09    $1.06   $1.00
Accumulation unit value at end of period                        $0.69    $1.29    $1.15    $1.09   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 8,981    8,700   10,182    8,509   3,218
--------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.54    $1.48    $1.29    $1.15   $1.00
Accumulation unit value at end of period                        $0.90    $1.54    $1.48    $1.29   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   169      231      209      177      72
--------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.36    $1.41    $1.25    $1.16   $1.00
Accumulation unit value at end of period                        $0.83    $1.36    $1.41    $1.25   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    61       71       75       59      31
--------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.21    $1.13    $1.07    $1.07   $1.00
Accumulation unit value at end of period                        $1.02    $1.21    $1.13    $1.07   $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                                38,121   38,909   20,731   11,203   4,674
--------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                  $1.03    $1.00       --       --      --
Accumulation unit value at end of period                        $0.85    $1.03       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                30,027   26,289       --       --      --
--------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                  $1.12    $1.15    $1.14    $1.03   $1.00
Accumulation unit value at end of period                        $0.91    $1.12    $1.15    $1.14   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    84      144      142      109      57
--------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.67    $1.57    $1.26    $1.14   $1.00
Accumulation unit value at end of period                        $0.92    $1.67    $1.57    $1.26   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    10       27       --       --      --
--------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.22    $1.43    $1.24    $1.18   $1.00
Accumulation unit value at end of period                        $0.73    $1.22    $1.43    $1.24   $1.18
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   179      192    4,666       76      17
--------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.32    $1.29    $1.25    $1.14   $1.00
Accumulation unit value at end of period                        $0.70    $1.32    $1.29    $1.25   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     8        8        8       --      --
--------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP CORE EQUITY FUND* (04/30/2004)
Accumulation unit value at beginning of period                  $1.34    $1.35    $1.19    $1.11   $1.00
Accumulation unit value at end of period                        $0.82    $1.34    $1.35    $1.19   $1.11
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    13       10        4       --      --
*RidgeWorth Variable Trust Large Cap Core Equity Fund liquidated on April 24, 2009.
--------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP GROWTH STOCK FUND* (04/30/2004)
Accumulation unit value at beginning of period                  $1.25    $1.11    $1.02    $1.05   $1.00
Accumulation unit value at end of period                        $0.73    $1.25    $1.11    $1.02   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    10        9        9        9       2
*RidgeWorth Variable Trust Large Cap Growth Stock Fund liquidated on April 24, 2009.
--------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST LARGE CAP VALUE EQUITY FUND* (04/30/2004)
Accumulation unit value at beginning of period                  $1.38    $1.36    $1.13    $1.11   $1.00
Accumulation unit value at end of period                        $0.91    $1.38    $1.36    $1.13   $1.11
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --       --       --       --      --
*RidgeWorth Variable Trust Large Cap Value Equity Fund liquidated on April 24, 2009.
--------------------------------------------------------------------------------------------------------



 176    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                              2008     2007     2006     2005    2004
--------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST MID-CAP CORE EQUITY FUND* (04/30/2004)
Accumulation unit value at beginning of period                  $1.46    $1.41    $1.30    $1.16   $1.00
Accumulation unit value at end of period                        $0.85    $1.46    $1.41    $1.30   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --       --       --       --      --
*RidgeWorth Variable Trust Mid-Cap Core Equity Fund liquidated on April 24, 2009.
--------------------------------------------------------------------------------------------------------
RIDGEWORTH VARIABLE TRUST SMALL CAP VALUE EQUITY FUND* (04/30/2004)
Accumulation unit value at beginning of period                  $1.49    $1.48    $1.30    $1.18   $1.00
Accumulation unit value at end of period                        $0.98    $1.49    $1.48    $1.30   $1.18
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    16       14        6        4       2
*RidgeWorth Variable Trust Small Cap Value Equity Fund liquidated on April 24, 2009.
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                  $0.99    $1.00       --       --      --
Accumulation unit value at end of period                        $0.59    $0.99       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                29,241   19,856       --       --      --
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.28    $1.23    $1.08    $1.10   $1.00
Accumulation unit value at end of period                        $0.79    $1.28    $1.23    $1.08   $1.10
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    28       --       --       --      --
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.31    $1.41    $1.19    $1.15   $1.00
Accumulation unit value at end of period                        $0.88    $1.31    $1.41    $1.19   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                11,631   12,674   11,121   10,647   4,456
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.05    $1.03    $1.00    $0.99   $1.00
Accumulation unit value at end of period                        $1.06    $1.05    $1.03    $1.00   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 5,320    3,584    1,771      839     136
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.09    $1.06    $1.03    $1.03   $1.00
Accumulation unit value at end of period                        $1.00    $1.09    $1.06    $1.03   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                52,913   49,906   27,709      237     220
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.60    $1.51    $1.29    $1.15   $1.00
Accumulation unit value at end of period                        $0.93    $1.60    $1.51    $1.29   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                45,615   31,206   25,297    8,506      34
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period                  $1.08    $1.02    $1.00       --      --
Accumulation unit value at end of period                        $1.06    $1.08    $1.02       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                22,934   24,803   19,914       --      --
--------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                  $1.26    $1.24    $1.14    $1.07   $1.00
Accumulation unit value at end of period                        $0.69    $1.26    $1.24    $1.14   $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,801    2,883       38       38      --
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.20    $1.20    $1.10    $1.08   $1.00
Accumulation unit value at end of period                        $0.88    $1.20    $1.20    $1.10   $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,808    4,514    5,751    3,150     830
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of period                  $1.18    $1.18    $1.11    $1.09   $1.00
Accumulation unit value at end of period                        $0.94    $1.18    $1.18    $1.11   $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                                16,287   14,534    6,780        8       8
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                  $1.25    $1.24    $1.09    $1.05   $1.00
Accumulation unit value at end of period                        $0.71    $1.25    $1.24    $1.09   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                10,215   10,759   11,734   14,054   9,019
--------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    177

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                              2008     2007     2006     2005    2004
--------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                  $1.29    $1.32    $1.13    $1.10   $1.00
Accumulation unit value at end of period                        $0.76    $1.29    $1.32    $1.13   $1.10
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    14       23       23       24      --
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.26    $1.13    $1.15    $1.07   $1.00
Accumulation unit value at end of period                        $0.68    $1.26    $1.13    $1.15   $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   933      906    1,023    1,088     697
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                  $0.99    $1.00       --       --      --
Accumulation unit value at end of period                        $0.54    $0.99       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    98       69       --       --      --
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.29    $1.25    $1.11    $1.08   $1.00
Accumulation unit value at end of period                        $0.80    $1.29    $1.25    $1.11   $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    94      147      142      132      48
--------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.05    $1.01    $0.99    $1.00   $1.00
Accumulation unit value at end of period                        $1.00    $1.05    $1.01    $0.99   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 5,772    5,294    3,802    1,781     218
--------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
Accumulation unit value at beginning of period                  $2.73    $2.01    $1.53    $1.17   $1.00
Accumulation unit value at end of period                        $1.24    $2.73    $2.01    $1.53   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                12,125    7,826    7,742    4,979   2,159
--------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.71    $1.55    $1.27    $1.14   $1.00
Accumulation unit value at end of period                        $1.00    $1.71    $1.55    $1.27   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2        2        2        1      --
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.26    $1.31    $1.15    $1.13   $1.00
Accumulation unit value at end of period                        $0.79    $1.26    $1.31    $1.15   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                43,308   39,815   41,096   23,606   8,260
--------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $0.85    $1.00       --       --      --
Accumulation unit value at end of period                        $0.46    $0.85       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                11,790    4,909       --       --      --
--------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $1.12    $1.00       --       --      --
Accumulation unit value at end of period                        $0.58    $1.12       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --       --       --       --      --
--------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.72    $2.12    $1.57    $1.37   $1.00
Accumulation unit value at end of period                        $1.05    $1.72    $2.12    $1.57   $1.37
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   694      728      573      619     292
--------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period                  $2.20    $1.93    $1.43    $1.20   $1.00
Accumulation unit value at end of period                        $1.17    $2.20    $1.93    $1.43   $1.20
Number of accumulation units outstanding at end of period
  (000 omitted)                                                12,927    7,675    6,793    3,916   1,854
--------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period                  $1.38    $1.33    $1.26    $1.15   $1.00
Accumulation unit value at end of period                        $0.81    $1.38    $1.33    $1.26   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                12,713   11,339    6,970    5,234   2,030
--------------------------------------------------------------------------------------------------------



 178    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                              2008     2007     2006     2005    2004
--------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.29    $1.22    $1.11    $1.08   $1.00
Accumulation unit value at end of period                        $0.90    $1.29    $1.22    $1.11   $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --       --       --       --      --
--------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.27    $1.31    $1.09    $1.08   $1.00
Accumulation unit value at end of period                        $0.81    $1.27    $1.31    $1.09   $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,327      907       22        5      --
--------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.31    $1.30    $1.11    $1.08   $1.00
Accumulation unit value at end of period                        $0.82    $1.31    $1.30    $1.11   $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,054    1,198    1,229    1,587     971
--------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.56    $1.41    $1.19    $1.10   $1.00
Accumulation unit value at end of period                        $0.86    $1.56    $1.41    $1.19   $1.10
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2        1        1        1      --
--------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.16    $1.15    $1.02    $1.06   $1.00
Accumulation unit value at end of period                        $0.69    $1.16    $1.15    $1.02   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     6       --       --       --      --
--------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.13    $1.07    $1.06    $1.03   $1.00
Accumulation unit value at end of period                        $0.68    $1.13    $1.07    $1.06   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 4,276    4,470    4,839    3,400     848
--------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.05    $1.02    $1.00    $0.99   $1.00
Accumulation unit value at end of period                        $1.06    $1.05    $1.02    $1.00   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   757      153      154       55      --
--------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.48    $1.33    $1.10    $1.06   $1.00
Accumulation unit value at end of period                        $0.85    $1.48    $1.33    $1.10   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2        1        1        1       1
--------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.09    $1.05    $1.03    $1.03   $1.00
Accumulation unit value at end of period                        $1.10    $1.09    $1.05    $1.03   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 8,640   12,231    8,454    2,629     789
--------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    179

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                                              2008     2007     2006    2005    2004
-------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.22    $1.23    $1.11   $1.07   $1.00
Accumulation unit value at end of period                        $0.58    $1.22    $1.23   $1.11   $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,274    1,899    2,383   2,864   1,579
-------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $1.04    $1.00       --      --      --
Accumulation unit value at end of period                        $0.59    $1.04       --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --       --       --      --      --
-------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.46    $1.35    $1.18   $1.10   $1.00
Accumulation unit value at end of period                        $0.76    $1.46    $1.35   $1.18   $1.10
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2        2       --      --      --
-------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $1.03    $1.00       --      --      --
Accumulation unit value at end of period                        $0.72    $1.03       --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --       --       --      --      --
-------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $1.04    $1.00       --      --      --
Accumulation unit value at end of period                        $0.61    $1.04       --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 7,640    4,717       --      --      --
-------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.32    $1.23    $1.13   $1.07   $1.00
Accumulation unit value at end of period                        $0.92    $1.32    $1.23   $1.13   $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   417      511      667     795     454
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of period                  $1.00       --       --      --      --
Accumulation unit value at end of period                        $0.82       --       --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     7       --       --      --      --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced
  Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period                  $1.15    $1.00       --      --      --
Accumulation unit value at end of period                        $0.59    $1.15       --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --       --       --      --      --
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                  $1.30    $1.27    $1.10   $1.08   $1.00
Accumulation unit value at end of period                        $0.76    $1.30    $1.27   $1.10   $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     7       14        8       8      --
-------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                  $1.87    $1.81    $1.36   $1.19   $1.00
Accumulation unit value at end of period                        $0.86    $1.87    $1.81   $1.36   $1.19
Number of accumulation units outstanding at end of period
  (000 omitted)                                                10,280    6,454    4,386   3,051     725
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                  $1.12    $1.04    $1.05   $1.05   $1.00
Accumulation unit value at end of period                        $1.08    $1.12    $1.04   $1.05   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 4,261    6,752    8,306   7,161   1,751
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                  $1.75    $1.52    $1.24   $1.12   $1.00
Accumulation unit value at end of period                        $0.95    $1.75    $1.52   $1.24   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --       --       --      --      --
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                  $0.90    $1.00       --      --      --
Accumulation unit value at end of period                        $0.66    $0.90       --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --       --       --      --      --
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period                  $1.19    $1.00    $1.06   $1.06   $1.00
Accumulation unit value at end of period                        $0.68    $1.19    $1.00   $1.06   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 4,942    5,177   11,674   5,066   1,252
-------------------------------------------------------------------------------------------------------



 180    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                              2008     2007     2006    2005    2004
-------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                  $1.21    $1.30    $1.12   $1.09   $1.00
Accumulation unit value at end of period                        $0.87    $1.21    $1.30   $1.12   $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    15       17       17       5      --
-------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                  $1.06    $1.06    $1.00      --      --
Accumulation unit value at end of period                        $0.78    $1.06    $1.06      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,138    2,573    4,571      --      --
-------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                  $1.12    $1.00       --      --      --
Accumulation unit value at end of period                        $0.66    $1.12       --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                15,534   10,135       --      --      --
-------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                  $1.13    $1.00       --      --      --
Accumulation unit value at end of period                        $0.57    $1.13       --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --        3       --      --      --
-------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period                  $1.35    $1.41    $1.20   $1.16   $1.00
Accumulation unit value at end of period                        $0.95    $1.35    $1.41   $1.20   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 8,531    6,901       89      59      43
-------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                  $1.10    $1.00       --      --      --
Accumulation unit value at end of period                        $0.71    $1.10       --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --       --       --      --      --
-------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.27    $1.27    $1.21   $1.13   $1.00
Accumulation unit value at end of period                        $0.74    $1.27    $1.27   $1.21   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --       --       --      --      --
-------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.19    $1.06    $1.04   $1.03   $1.00
Accumulation unit value at end of period                        $0.69    $1.19    $1.06   $1.04   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,165    1,200    2,578   1,258     333
-------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.25    $1.19    $1.05   $1.02   $1.00
Accumulation unit value at end of period                        $0.86    $1.25    $1.19   $1.05   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --       --       --      --      --
-------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $1.09    $1.00       --      --      --
Accumulation unit value at end of period                        $0.62    $1.09       --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --       --       --      --      --
-------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.53    $1.50    $1.25   $1.14   $1.00
Accumulation unit value at end of period                        $0.94    $1.53    $1.50   $1.25   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    24       26       27      17      --
-------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                  $0.98    $1.00       --      --      --
Accumulation unit value at end of period                        $0.70    $0.98       --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 6,563    5,181       --      --      --
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.59    $1.38    $1.26   $1.11   $1.00
Accumulation unit value at end of period                        $0.89    $1.59    $1.38   $1.26   $1.11
Number of accumulation units outstanding at end of period
  (000 omitted)                                                16,898   15,648   16,577   7,559   1,607
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.38    $1.11    $1.06   $1.03   $1.00
Accumulation unit value at end of period                        $0.71    $1.38    $1.11   $1.06   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    12       12       11      --      --
-------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    181

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                              2008     2007     2006    2005    2004
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.07    $1.05    $1.03   $1.03   $1.00
Accumulation unit value at end of period                        $1.02    $1.07    $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                13,739   15,429    7,174   6,069   1,202
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.75    $1.54    $1.40   $1.21   $1.00
Accumulation unit value at end of period                        $1.03    $1.75    $1.54   $1.40   $1.21
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 6,417    4,062    2,597   1,049       5
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.70    $1.48    $1.28   $1.10   $1.00
Accumulation unit value at end of period                        $0.93    $1.70    $1.48   $1.28   $1.10
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   722      691    1,284   1,283     755
-------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.32    $1.29    $1.12   $1.12   $1.00
Accumulation unit value at end of period                        $0.91    $1.32    $1.29   $1.12   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   621      666      639     815     325
-------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.21    $1.27    $1.11   $1.09   $1.00
Accumulation unit value at end of period                        $0.87    $1.21    $1.27   $1.11   $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    74      110      121     143     111
-------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.28    $1.18    $1.10   $1.07   $1.00
Accumulation unit value at end of period                        $0.72    $1.28    $1.18   $1.10   $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     7        7       11       6       6
-------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.39    $1.37    $1.18   $1.09   $1.00
Accumulation unit value at end of period                        $0.86    $1.39    $1.37   $1.18   $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   188      281    2,957     342     240
-------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                  $1.33    $1.22    $1.10   $1.16   $1.00
Accumulation unit value at end of period                        $1.38    $1.33    $1.22   $1.10   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 8,575    9,880    6,143   2,582     696
-------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                  $1.43    $1.43    $1.19   $1.12   $1.00
Accumulation unit value at end of period                        $0.81    $1.43    $1.43   $1.19   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   274      283      331     477     237
-------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.52    $1.50    $1.32   $1.19   $1.00
Accumulation unit value at end of period                        $0.94    $1.52    $1.50   $1.32   $1.19
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 6,456    6,588    5,189   2,566     749
-------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $0.94    $1.00       --      --      --
Accumulation unit value at end of period                        $0.58    $0.94       --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --       --       --      --      --
-------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                  $1.05    $1.00       --      --      --
Accumulation unit value at end of period                        $0.62    $1.05       --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                16,165   12,101       --      --      --
-------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                  $1.03    $1.00       --      --      --
Accumulation unit value at end of period                        $0.60    $1.03       --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --       --       --      --      --
-------------------------------------------------------------------------------------------------------



 182    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                              2008     2007     2006    2005    2004
-------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                  $1.26    $1.15    $1.10   $1.07   $1.00
Accumulation unit value at end of period                        $0.78    $1.26    $1.15   $1.10   $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --        6        6      10      --
-------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                  $1.19    $1.19    $1.07   $1.04   $1.00
Accumulation unit value at end of period                        $0.71    $1.19    $1.19   $1.07   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --        3        3       6      --
-------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                  $1.22    $1.20    $1.09   $1.09   $1.00
Accumulation unit value at end of period                        $0.93    $1.22    $1.20   $1.09   $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   120      132      139     142       8
-------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                  $2.27    $1.82    $1.42   $1.24   $1.00
Accumulation unit value at end of period                        $1.39    $2.27    $1.82   $1.42   $1.24
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    30      102       --      --      --
-------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.28    $1.15    $1.09   $1.06   $1.00
Accumulation unit value at end of period                        $0.68    $1.28    $1.15   $1.09   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,876    3,686    4,759   4,145   1,172
-------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.54    $1.48    $1.29   $1.15   $1.00
Accumulation unit value at end of period                        $0.90    $1.54    $1.48   $1.29   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     4        4        4      --      --
-------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.36    $1.41    $1.25   $1.16   $1.00
Accumulation unit value at end of period                        $0.83    $1.36    $1.41   $1.25   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    27       27       23      11      --
-------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.21    $1.13    $1.07   $1.07   $1.00
Accumulation unit value at end of period                        $1.02    $1.21    $1.13   $1.07   $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                                16,567   16,736    8,920   5,420   1,643
-------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                  $1.03    $1.00       --      --      --
Accumulation unit value at end of period                        $0.85    $1.03       --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                13,831   12,327       --      --      --
-------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                  $1.12    $1.15    $1.14   $1.03   $1.00
Accumulation unit value at end of period                        $0.91    $1.12    $1.15   $1.14   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2        2        1      --      --
-------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.67    $1.57    $1.25   $1.14   $1.00
Accumulation unit value at end of period                        $0.92    $1.67    $1.57   $1.25   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --        6        6       9      --
-------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.22    $1.43    $1.24   $1.18   $1.00
Accumulation unit value at end of period                        $0.73    $1.22    $1.43   $1.24   $1.18
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    56       62    1,601      --      --
-------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.31    $1.29    $1.25   $1.13   $1.00
Accumulation unit value at end of period                        $0.70    $1.31    $1.29   $1.25   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --       --       --      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                  $0.99    $1.00       --      --      --
Accumulation unit value at end of period                        $0.59    $0.99       --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                13,665    9,500       --      --      --
-------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    183

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                              2008     2007     2006    2005    2004
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.28    $1.23    $1.08   $1.10   $1.00
Accumulation unit value at end of period                        $0.79    $1.28    $1.23   $1.08   $1.10
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --       --       --      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.31    $1.40    $1.19   $1.15   $1.00
Accumulation unit value at end of period                        $0.88    $1.31    $1.40   $1.19   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,379    3,794    4,319   4,153   1,188
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.05    $1.02    $1.00   $0.99   $1.00
Accumulation unit value at end of period                        $1.06    $1.05    $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,015      926      437     272     696
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.09    $1.06    $1.03   $1.03   $1.00
Accumulation unit value at end of period                        $1.00    $1.09    $1.06   $1.03   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                22,574   21,399   10,809      68      73
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.60    $1.51    $1.28   $1.15   $1.00
Accumulation unit value at end of period                        $0.93    $1.60    $1.51   $1.28   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                18,841   12,984    9,881   4,173      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period                  $1.08    $1.02    $1.00      --      --
Accumulation unit value at end of period                        $1.06    $1.08    $1.02      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 8,617    9,067    6,418      --      --
-------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                  $1.25    $1.24    $1.14   $1.07   $1.00
Accumulation unit value at end of period                        $0.68    $1.25    $1.24   $1.14   $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2        2       --      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.20    $1.20    $1.10   $1.08   $1.00
Accumulation unit value at end of period                        $0.88    $1.20    $1.20   $1.10   $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   918    1,074    1,254   1,052     115
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of period                  $1.18    $1.17    $1.11   $1.09   $1.00
Accumulation unit value at end of period                        $0.94    $1.18    $1.17   $1.11   $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 7,265    6,611    2,750      26      36
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                  $1.25    $1.24    $1.09   $1.05   $1.00
Accumulation unit value at end of period                        $0.71    $1.25    $1.24   $1.09   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,952    2,897    3,765   4,574   2,547
-------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (04/30/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                  $1.28    $1.31    $1.13   $1.10   $1.00
Accumulation unit value at end of period                        $0.76    $1.28    $1.31   $1.13   $1.10
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    12       12       10      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.26    $1.13    $1.15   $1.07   $1.00
Accumulation unit value at end of period                        $0.68    $1.26    $1.13   $1.15   $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --       --       --      --      --
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                  $0.99    $1.00       --      --      --
Accumulation unit value at end of period                        $0.53    $0.99       --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --       --       --      --      --
-------------------------------------------------------------------------------------------------------



 184    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                              2008     2007     2006    2005    2004
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.29    $1.25    $1.11   $1.08   $1.00
Accumulation unit value at end of period                        $0.80    $1.29    $1.25   $1.11   $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    14       14       16       5       5
-------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.04    $1.01    $0.99   $1.00   $1.00
Accumulation unit value at end of period                        $1.00    $1.04    $1.01   $0.99   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,766    1,184      748     423      43
-------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
Accumulation unit value at beginning of period                  $2.72    $2.01    $1.53   $1.17   $1.00
Accumulation unit value at end of period                        $1.24    $2.72    $2.01   $1.53   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 4,942    3,157    2,993   1,961     549
-------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
Accumulation unit value at beginning of period                  $1.71    $1.55    $1.27   $1.14   $1.00
Accumulation unit value at end of period                        $1.00    $1.71    $1.55   $1.27   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     5        5        4      --      --
-------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.26    $1.31    $1.15   $1.13   $1.00
Accumulation unit value at end of period                        $0.79    $1.26    $1.31   $1.15   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                16,530   15,014   15,482   9,543   2,210
-------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $0.85    $1.00       --      --      --
Accumulation unit value at end of period                        $0.46    $0.85       --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 5,493    2,614       --      --      --
-------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $1.12    $1.00       --      --      --
Accumulation unit value at end of period                        $0.58    $1.12       --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1        1       --      --      --
-------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                  $1.72    $2.12    $1.57   $1.37   $1.00
Accumulation unit value at end of period                        $1.05    $1.72    $2.12   $1.57   $1.37
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   199      172      214     233      73
-------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period                  $2.19    $1.92    $1.43   $1.20   $1.00
Accumulation unit value at end of period                        $1.17    $2.19    $1.92   $1.43   $1.20
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 7,042    4,528    4,321   3,151     908
-------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period                  $1.37    $1.33    $1.26   $1.15   $1.00
Accumulation unit value at end of period                        $0.81    $1.37    $1.33   $1.26   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 5,126    4,307    2,648   2,151     549
-------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    185

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.22   $1.23   $1.11   $1.07   $1.00
Accumulation unit value at end of period                         $0.57   $1.22   $1.23   $1.11   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                          30      27      74      74      45
------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.29   $1.17   $1.13   $1.06   $1.00
Accumulation unit value at end of period                         $0.72   $1.29   $1.17   $1.13   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                          11      12     118      --      --
------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.46   $1.34   $1.18   $1.10   $1.00
Accumulation unit value at end of period                         $0.75   $1.46   $1.34   $1.18   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                         $0.72   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $1.04   $1.00      --      --      --
Accumulation unit value at end of period                         $0.61   $1.04      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         132     103      --      --      --
------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.32   $1.23   $1.13   $1.07   $1.00
Accumulation unit value at end of period                         $0.92   $1.32   $1.23   $1.13   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                           5       7      20      20      12
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of period                   $1.00      --      --      --      --
Accumulation unit value at end of period                         $0.82      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced
  Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period                   $1.15   $1.00      --      --      --
Accumulation unit value at end of period                         $0.59   $1.15      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                   $1.30   $1.27   $1.10   $1.08   $1.00
Accumulation unit value at end of period                         $0.76   $1.30   $1.27   $1.10   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1       1       1       1       1
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                   $1.87   $1.80   $1.36   $1.19   $1.00
Accumulation unit value at end of period                         $0.86   $1.87   $1.80   $1.36   $1.19
Number of accumulation units outstanding at end of period (000
  omitted)                                                         325     254     299     244      97
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                   $1.12   $1.04   $1.04   $1.05   $1.00
Accumulation unit value at end of period                         $1.08   $1.12   $1.04   $1.04   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                         348     572     638     666     312
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                   $1.75   $1.51   $1.24   $1.12   $1.00
Accumulation unit value at end of period                         $0.94   $1.75   $1.51   $1.24   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                   $0.90   $1.00      --      --      --
Accumulation unit value at end of period                         $0.66   $0.90      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------



 186    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period                   $1.19   $1.00   $1.06   $1.06   $1.00
Accumulation unit value at end of period                         $0.68   $1.19   $1.00   $1.06   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                          79      84     341     176      40
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                   $1.20   $1.30   $1.12   $1.09   $1.00
Accumulation unit value at end of period                         $0.86   $1.20   $1.30   $1.12   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                   $1.06   $1.06   $1.00      --      --
Accumulation unit value at end of period                         $0.78   $1.06   $1.06      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          31      33     100      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                         $0.66   $1.12      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         289     252      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                   $1.13   $1.00      --      --      --
Accumulation unit value at end of period                         $0.57   $1.13      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period                   $1.35   $1.41   $1.20   $1.16   $1.00
Accumulation unit value at end of period                         $0.95   $1.35   $1.41   $1.20   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                         155     161      --      --      --
------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                   $1.10   $1.00      --      --      --
Accumulation unit value at end of period                         $0.71   $1.10      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.26   $1.27   $1.20   $1.13   $1.00
Accumulation unit value at end of period                         $0.74   $1.26   $1.27   $1.20   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.19   $1.06   $1.04   $1.03   $1.00
Accumulation unit value at end of period                         $0.69   $1.19   $1.06   $1.04   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                          40      44     132      76      23
------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.25   $1.19   $1.05   $1.02   $1.00
Accumulation unit value at end of period                         $0.86   $1.25   $1.19   $1.05   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $1.09   $1.00      --      --      --
Accumulation unit value at end of period                         $0.61   $1.09      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.52   $1.49   $1.25   $1.14   $1.00
Accumulation unit value at end of period                         $0.93   $1.52   $1.49   $1.25   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                   $0.98   $1.00      --      --      --
Accumulation unit value at end of period                         $0.70   $0.98      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         146     204      --      --      --
------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    187

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.08   $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                         $0.85   $1.08   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                          17      17      35      68      36
------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.10   $1.09   $1.05   $1.08   $1.00
Accumulation unit value at end of period                         $0.76   $1.10   $1.09   $1.05   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                          33      36      43      63      30
------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.35   $1.28   $1.16   $1.09   $1.00
Accumulation unit value at end of period                         $0.89   $1.35   $1.28   $1.16   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                           8       8      13      --      --
------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.37   $1.26   $1.16   $1.12   $1.00
Accumulation unit value at end of period                         $0.79   $1.37   $1.26   $1.16   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                           4       3       7      13      --
------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.11   $1.11   $1.04   $1.05   $1.00
Accumulation unit value at end of period                         $0.81   $1.11   $1.11   $1.04   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           8       8      21      41      26
------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.76   $1.56   $1.30   $1.14   $1.00
Accumulation unit value at end of period                         $1.01   $1.76   $1.56   $1.30   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                           7      10       9       5      --
------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.20   $1.10   $1.06   $1.04   $1.00
Accumulation unit value at end of period                         $0.86   $1.20   $1.10   $1.06   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                          16      25      28      29      18
------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.33   $1.47   $1.23   $1.14   $1.00
Accumulation unit value at end of period                         $0.89   $1.33   $1.47   $1.23   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.59   $1.38   $1.26   $1.11   $1.00
Accumulation unit value at end of period                         $0.89   $1.59   $1.38   $1.26   $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                         550     587     963     536     195
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.38   $1.11   $1.06   $1.03   $1.00
Accumulation unit value at end of period                         $0.71   $1.38   $1.11   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.07   $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                         $1.01   $1.07   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                         300     490     122     111      26
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.74   $1.54   $1.40   $1.21   $1.00
Accumulation unit value at end of period                         $1.03   $1.74   $1.54   $1.40   $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                         136     109     127      60       4
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.69   $1.48   $1.28   $1.10   $1.00
Accumulation unit value at end of period                         $0.93   $1.69   $1.48   $1.28   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                          97      96     150     156      96
------------------------------------------------------------------------------------------------------



 188    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.37   $1.77   $1.49   $1.34   $1.00
Accumulation unit value at end of period                         $0.77   $1.37   $1.77   $1.49   $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                          52      47      42      49      35
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.31   $1.29   $1.11   $1.12   $1.00
Accumulation unit value at end of period                         $0.91   $1.31   $1.29   $1.11   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                          28      31      33      34      29
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.21   $1.27   $1.10   $1.09   $1.00
Accumulation unit value at end of period                         $0.86   $1.21   $1.27   $1.10   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.28   $1.18   $1.10   $1.07   $1.00
Accumulation unit value at end of period                         $0.72   $1.28   $1.18   $1.10   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.39   $1.37   $1.18   $1.09   $1.00
Accumulation unit value at end of period                         $0.86   $1.39   $1.37   $1.18   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      65      --      --
------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
(PREVIOUSLY FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                   $1.32   $1.22   $1.10   $1.16   $1.00
Accumulation unit value at end of period                         $1.38   $1.32   $1.22   $1.10   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                         283     481     448     244     107
------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.43   $1.43   $1.19   $1.12   $1.00
Accumulation unit value at end of period                         $0.81   $1.43   $1.43   $1.19   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.52   $1.50   $1.32   $1.19   $1.00
Accumulation unit value at end of period                         $0.94   $1.52   $1.50   $1.32   $1.19
Number of accumulation units outstanding at end of period (000
  omitted)                                                         185     225     289     177      70
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $0.93   $1.00      --      --      --
Accumulation unit value at end of period                         $0.58   $0.93      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                   $1.05   $1.00      --      --      --
Accumulation unit value at end of period                         $0.62   $1.05      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         298     290      --      --      --
------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                         $0.60   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                   $1.25   $1.15   $1.09   $1.07   $1.00
Accumulation unit value at end of period                         $0.77   $1.25   $1.15   $1.09   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                   $1.19   $1.19   $1.07   $1.04   $1.00
Accumulation unit value at end of period                         $0.71   $1.19   $1.19   $1.07   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    189

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                   $1.22   $1.20   $1.09   $1.09   $1.00
Accumulation unit value at end of period                         $0.93   $1.22   $1.20   $1.09   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                   $2.27   $1.82   $1.41   $1.24   $1.00
Accumulation unit value at end of period                         $1.38   $2.27   $1.82   $1.41   $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.28   $1.15   $1.09   $1.06   $1.00
Accumulation unit value at end of period                         $0.68   $1.28   $1.15   $1.09   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                          80      65     152     149      51
------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.54   $1.48   $1.29   $1.15   $1.00
Accumulation unit value at end of period                         $0.90   $1.54   $1.48   $1.29   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                           4       6       8       9       3
------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.36   $1.41   $1.25   $1.16   $1.00
Accumulation unit value at end of period                         $0.83   $1.36   $1.41   $1.25   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1       2       2       2      --
------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.21   $1.13   $1.07   $1.07   $1.00
Accumulation unit value at end of period                         $1.01   $1.21   $1.13   $1.07   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                         562     807     629     440     207
------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                         $0.85   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         276     368      --      --      --
------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
(previously Putnam VT Health Sciences Fund - Class IB Shares)
Accumulation unit value at beginning of period                   $1.12   $1.15   $1.14   $1.03   $1.00
Accumulation unit value at end of period                         $0.91   $1.12   $1.15   $1.14   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           2      14      14      15      15
------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.67   $1.57   $1.25   $1.14   $1.00
Accumulation unit value at end of period                         $0.92   $1.67   $1.57   $1.25   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.22   $1.42   $1.24   $1.18   $1.00
Accumulation unit value at end of period                         $0.72   $1.22   $1.42   $1.24   $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                           2       2      77      --      --
------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.31   $1.29   $1.25   $1.13   $1.00
Accumulation unit value at end of period                         $0.70   $1.31   $1.29   $1.25   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                   $0.99   $1.00      --      --      --
Accumulation unit value at end of period                         $0.59   $0.99      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         251     239      --      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.27   $1.23   $1.08   $1.10   $1.00
Accumulation unit value at end of period                         $0.79   $1.27   $1.23   $1.08   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------



 190    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.31   $1.40   $1.19   $1.15   $1.00
Accumulation unit value at end of period                         $0.88   $1.31   $1.40   $1.19   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                         190     222     276     305     123
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.05   $1.02   $1.00   $0.99   $1.00
Accumulation unit value at end of period                         $1.05   $1.05   $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                          79     179      46      12       3
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.09   $1.06   $1.03   $1.03   $1.00
Accumulation unit value at end of period                         $1.00   $1.09   $1.06   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                         520     845     368      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.59   $1.51   $1.28   $1.15   $1.00
Accumulation unit value at end of period                         $0.93   $1.59   $1.51   $1.28   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                         428     358     461     217      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period                   $1.08   $1.02   $1.00      --      --
Accumulation unit value at end of period                         $1.06   $1.08   $1.02      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         223     382     430      --      --
------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (04/30/2004)
(previously RVST RiverSource Variable Portfolio - Growth Fund)
Accumulation unit value at beginning of period                   $1.25   $1.24   $1.14   $1.07   $1.00
Accumulation unit value at end of period                         $0.68   $1.25   $1.24   $1.14   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                          19      22      --      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.19   $1.20   $1.10   $1.08   $1.00
Accumulation unit value at end of period                         $0.88   $1.19   $1.20   $1.10   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                         215     267     389     278     141
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of period                   $1.18   $1.17   $1.11   $1.09   $1.00
Accumulation unit value at end of period                         $0.94   $1.18   $1.17   $1.11   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                         152     192      84      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (04/30/2004)
(previously RVST RiverSource Variable Portfolio - Large Cap Equity Fund)
Accumulation unit value at beginning of period                   $1.25   $1.24   $1.09   $1.05   $1.00
Accumulation unit value at end of period                         $0.71   $1.25   $1.24   $1.09   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                         279     273     345     410     258
------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (04/30/2004)
(previously RVST RiverSource Variable Portfolio - Large Cap Value Fund)
Accumulation unit value at beginning of period                   $1.28   $1.31   $1.12   $1.10   $1.00
Accumulation unit value at end of period                         $0.76   $1.28   $1.31   $1.12   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.26   $1.13   $1.15   $1.06   $1.00
Accumulation unit value at end of period                         $0.68   $1.26   $1.13   $1.15   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                          48      42      51      57      40
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                   $0.99   $1.00      --      --      --
Accumulation unit value at end of period                         $0.53   $0.99      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.29   $1.25   $1.11   $1.08   $1.00
Accumulation unit value at end of period                         $0.79   $1.29   $1.25   $1.11   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                           4       6       7       8       3
------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    191

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.04   $1.01   $0.99   $1.00   $1.00
Accumulation unit value at end of period                         $0.99   $1.04   $1.01   $0.99   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                          66     140     131      58      29
------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
Accumulation unit value at beginning of period                   $2.72   $2.01   $1.53   $1.17   $1.00
Accumulation unit value at end of period                         $1.23   $2.72   $2.01   $1.53   $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                         136     101     171     143      66
------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.71   $1.55   $1.27   $1.14   $1.00
Accumulation unit value at end of period                         $1.00   $1.71   $1.55   $1.27   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.25   $1.31   $1.15   $1.13   $1.00
Accumulation unit value at end of period                         $0.79   $1.25   $1.31   $1.15   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                         509     526     817     589     206
------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $0.85   $1.00      --      --      --
Accumulation unit value at end of period                         $0.46   $0.85      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         100      52      --      --      --
------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                         $0.58   $1.12      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.72   $2.12   $1.57   $1.37   $1.00
Accumulation unit value at end of period                         $1.04   $1.72   $2.12   $1.57   $1.37
Number of accumulation units outstanding at end of period (000
  omitted)                                                           6       8       6       5       3
------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period                   $2.19   $1.92   $1.43   $1.20   $1.00
Accumulation unit value at end of period                         $1.17   $2.19   $1.92   $1.43   $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                         123      88     117      92      25
------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period                   $1.37   $1.33   $1.26   $1.15   $1.00
Accumulation unit value at end of period                         $0.81   $1.37   $1.33   $1.26   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                         168     174     174     158      63
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.29   $1.22   $1.11   $1.08   $1.00
Accumulation unit value at end of period                         $0.89   $1.29   $1.22   $1.11   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.26   $1.30   $1.09   $1.08   $1.00
Accumulation unit value at end of period                         $0.80   $1.26   $1.30   $1.09   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                           6       9       6       6      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.30   $1.29   $1.11   $1.08   $1.00
Accumulation unit value at end of period                         $0.81   $1.30   $1.29   $1.11   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                          87     127     129     148     104
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.55   $1.40   $1.19   $1.10   $1.00
Accumulation unit value at end of period                         $0.86   $1.55   $1.40   $1.19   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------



 192    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.15   $1.15   $1.01   $1.06   $1.00
Accumulation unit value at end of period                         $0.68   $1.15   $1.15   $1.01   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.12   $1.07   $1.06   $1.03   $1.00
Accumulation unit value at end of period                         $0.67   $1.12   $1.07   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                         155     201     208     196      88
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.05   $1.02   $1.00   $0.99   $1.00
Accumulation unit value at end of period                         $1.05   $1.05   $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                           3       9      61       4      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.48   $1.33   $1.10   $1.06   $1.00
Accumulation unit value at end of period                         $0.85   $1.48   $1.33   $1.10   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.09   $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                         $1.09   $1.09   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                         306     508     818     449     243
------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    193

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.22   $1.22   $1.11   $1.07   $1.00
Accumulation unit value at end of period                         $0.57   $1.22   $1.22   $1.11   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                         164     133     151     289     111
------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.28   $1.17   $1.13   $1.06   $1.00
Accumulation unit value at end of period                         $0.72   $1.28   $1.17   $1.13   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                         135     139     247      65      65
------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.45   $1.34   $1.18   $1.10   $1.00
Accumulation unit value at end of period                         $0.75   $1.45   $1.34   $1.18   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                         $0.72   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $1.04   $1.00      --      --      --
Accumulation unit value at end of period                         $0.60   $1.04      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         779     442      --      --      --
------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.31   $1.23   $1.13   $1.07   $1.00
Accumulation unit value at end of period                         $0.92   $1.31   $1.23   $1.13   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                          29      34      41      81      33
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of period                   $1.00      --      --      --      --
Accumulation unit value at end of period                         $0.82      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced
  Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period                   $1.15   $1.00      --      --      --
Accumulation unit value at end of period                         $0.59   $1.15      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                   $1.30   $1.26   $1.10   $1.08   $1.00
Accumulation unit value at end of period                         $0.75   $1.30   $1.26   $1.10   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                          66      96      96      99      85
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                   $1.86   $1.80   $1.36   $1.19   $1.00
Accumulation unit value at end of period                         $0.85   $1.86   $1.80   $1.36   $1.19
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,482     974     867     689     225
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                   $1.11   $1.04   $1.04   $1.05   $1.00
Accumulation unit value at end of period                         $1.07   $1.11   $1.04   $1.04   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                         892   1,618   1,875   1,656     485
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                   $1.75   $1.51   $1.24   $1.12   $1.00
Accumulation unit value at end of period                         $0.94   $1.75   $1.51   $1.24   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                          13      13      13      13      13
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                   $0.89   $1.00      --      --      --
Accumulation unit value at end of period                         $0.66   $0.89      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------



 194    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period                   $1.19   $1.00   $1.06   $1.06   $1.00
Accumulation unit value at end of period                         $0.68   $1.19   $1.00   $1.06   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                         231     257     797     377      79
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                   $1.20   $1.30   $1.12   $1.09   $1.00
Accumulation unit value at end of period                         $0.86   $1.20   $1.30   $1.12   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                   $1.06   $1.06   $1.00      --      --
Accumulation unit value at end of period                         $0.78   $1.06   $1.06      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         188     226     529      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                         $0.66   $1.12      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,631     966      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                   $1.13   $1.00      --      --      --
Accumulation unit value at end of period                         $0.57   $1.13      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period                   $1.34   $1.41   $1.20   $1.16   $1.00
Accumulation unit value at end of period                         $0.95   $1.34   $1.41   $1.20   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                         858     651      --      --      --
------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                   $1.10   $1.00      --      --      --
Accumulation unit value at end of period                         $0.71   $1.10      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.26   $1.27   $1.20   $1.13   $1.00
Accumulation unit value at end of period                         $0.74   $1.26   $1.27   $1.20   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.19   $1.06   $1.04   $1.03   $1.00
Accumulation unit value at end of period                         $0.68   $1.19   $1.06   $1.04   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                         169     185     360     223      67
------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.24   $1.19   $1.04   $1.02   $1.00
Accumulation unit value at end of period                         $0.86   $1.24   $1.19   $1.04   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                          68      67      67      67      68
------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $1.09   $1.00      --      --      --
Accumulation unit value at end of period                         $0.61   $1.09      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.52   $1.49   $1.24   $1.14   $1.00
Accumulation unit value at end of period                         $0.93   $1.52   $1.49   $1.24   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      22      22      22      16
------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                   $0.98   $1.00      --      --      --
Accumulation unit value at end of period                         $0.70   $0.98      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         830     599      --      --      --
------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    195

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.07   $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                         $0.85   $1.07   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                         504     797     978     766     134
------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.10   $1.09   $1.05   $1.08   $1.00
Accumulation unit value at end of period                         $0.76   $1.10   $1.09   $1.05   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                         584     754     795     573     182
------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.35   $1.27   $1.16   $1.09   $1.00
Accumulation unit value at end of period                         $0.89   $1.35   $1.27   $1.16   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                          77      58      51      --      --
------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.37   $1.26   $1.16   $1.12   $1.00
Accumulation unit value at end of period                         $0.79   $1.37   $1.26   $1.16   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                          75      88     114      98      --
------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.11   $1.11   $1.04   $1.05   $1.00
Accumulation unit value at end of period                         $0.81   $1.11   $1.11   $1.04   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                         253     363     474     373      43
------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.75   $1.56   $1.30   $1.14   $1.00
Accumulation unit value at end of period                         $1.00   $1.75   $1.56   $1.30   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                         156     168     177     128      --
------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.20   $1.10   $1.06   $1.04   $1.00
Accumulation unit value at end of period                         $0.85   $1.20   $1.10   $1.06   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                         233     330     320     229      83
------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.32   $1.46   $1.23   $1.14   $1.00
Accumulation unit value at end of period                         $0.89   $1.32   $1.46   $1.23   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                         111     178     178     160      58
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.58   $1.38   $1.26   $1.10   $1.00
Accumulation unit value at end of period                         $0.89   $1.58   $1.38   $1.26   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                       2,479   2,557   3,121   1,776     548
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.38   $1.11   $1.06   $1.03   $1.00
Accumulation unit value at end of period                         $0.71   $1.38   $1.11   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           8       8       8       8       8
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.07   $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                         $1.01   $1.07   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,613   1,619     415     419     116
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.74   $1.54   $1.40   $1.21   $1.00
Accumulation unit value at end of period                         $1.03   $1.74   $1.54   $1.40   $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                         844     600     502     278      52
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.69   $1.47   $1.28   $1.10   $1.00
Accumulation unit value at end of period                         $0.93   $1.69   $1.47   $1.28   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                         254     261     346     383     229
------------------------------------------------------------------------------------------------------



 196    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.37   $1.76   $1.49   $1.34   $1.00
Accumulation unit value at end of period                         $0.77   $1.37   $1.76   $1.49   $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                          23      40      20      26      23
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.31   $1.29   $1.11   $1.12   $1.00
Accumulation unit value at end of period                         $0.90   $1.31   $1.29   $1.11   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                         386     455     274     251     113
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.21   $1.27   $1.10   $1.09   $1.00
Accumulation unit value at end of period                         $0.86   $1.21   $1.27   $1.10   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                          18      26      24      15       9
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.28   $1.17   $1.10   $1.07   $1.00
Accumulation unit value at end of period                         $0.72   $1.28   $1.17   $1.10   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.39   $1.37   $1.18   $1.09   $1.00
Accumulation unit value at end of period                         $0.85   $1.39   $1.37   $1.18   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                          19      30     326      15       9
------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
(previously FTVIPT Templeton Global Income Securities Fund - Class 2)
Accumulation unit value at beginning of period                   $1.32   $1.21   $1.10   $1.16   $1.00
Accumulation unit value at end of period                         $1.37   $1.32   $1.21   $1.10   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,308   1,631   1,338     638     188
------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.43   $1.42   $1.19   $1.12   $1.00
Accumulation unit value at end of period                         $0.81   $1.43   $1.42   $1.19   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                          38      38      42      42      42
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.52   $1.50   $1.32   $1.19   $1.00
Accumulation unit value at end of period                         $0.94   $1.52   $1.50   $1.32   $1.19
Number of accumulation units outstanding at end of period (000
  omitted)                                                         899     954     886     554     213
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $0.93   $1.00      --      --      --
Accumulation unit value at end of period                         $0.58   $0.93      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(previously Janus Aspen Series Large Cap Growth Portfolio: Service Shares)
Accumulation unit value at beginning of period                   $1.05   $1.00      --      --      --
Accumulation unit value at end of period                         $0.62   $1.05      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,638   1,128      --      --      --
------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                         $0.60   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                   $1.25   $1.15   $1.09   $1.07   $1.00
Accumulation unit value at end of period                         $0.77   $1.25   $1.15   $1.09   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                          13      13      13      13      13
------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                   $1.19   $1.19   $1.07   $1.04   $1.00
Accumulation unit value at end of period                         $0.70   $1.19   $1.19   $1.07   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                          28      28      31      31      31
------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    197

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                   $1.22   $1.19   $1.09   $1.09   $1.00
Accumulation unit value at end of period                         $0.93   $1.22   $1.19   $1.09   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                          21      30      20      20      11
------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                   $2.27   $1.81   $1.41   $1.24   $1.00
Accumulation unit value at end of period                         $1.38   $2.27   $1.81   $1.41   $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                          48      48      48      48      48
------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.28   $1.15   $1.09   $1.06   $1.00
Accumulation unit value at end of period                         $0.68   $1.28   $1.15   $1.09   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                         413     433     543     579     185
------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.53   $1.48   $1.28   $1.15   $1.00
Accumulation unit value at end of period                         $0.90   $1.53   $1.48   $1.28   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                          21      22      22       1       1
------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.36   $1.40   $1.25   $1.16   $1.00
Accumulation unit value at end of period                         $0.82   $1.36   $1.40   $1.25   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --       2       2       2
------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.21   $1.13   $1.07   $1.07   $1.00
Accumulation unit value at end of period                         $1.01   $1.21   $1.13   $1.07   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                       2,140   2,194   1,396     843     319
------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                         $0.85   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,528   1,244      --      --      --
------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
(previously Putnam VT Health Sciences Fund - Class IB Shares)
Accumulation unit value at beginning of period                   $1.12   $1.15   $1.14   $1.03   $1.00
Accumulation unit value at end of period                         $0.91   $1.12   $1.15   $1.14   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           4      12      12       8       6
------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.66   $1.57   $1.25   $1.14   $1.00
Accumulation unit value at end of period                         $0.91   $1.66   $1.57   $1.25   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --       2       2       2
------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.22   $1.42   $1.24   $1.18   $1.00
Accumulation unit value at end of period                         $0.72   $1.22   $1.42   $1.24   $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                           5       8     254      --      --
------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.31   $1.29   $1.25   $1.13   $1.00
Accumulation unit value at end of period                         $0.70   $1.31   $1.29   $1.25   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                   $0.99   $1.00      --      --      --
Accumulation unit value at end of period                         $0.59   $0.99      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,391     904      --      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.27   $1.22   $1.08   $1.10   $1.00
Accumulation unit value at end of period                         $0.79   $1.27   $1.22   $1.08   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------



 198    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.31   $1.40   $1.19   $1.15   $1.00
Accumulation unit value at end of period                         $0.87   $1.31   $1.40   $1.19   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                         670     787     714     818     299
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.05   $1.02   $1.00   $0.99   $1.00
Accumulation unit value at end of period                         $1.05   $1.05   $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                         773     184     183      62      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.09   $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                         $1.00   $1.09   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                       3,101   2,875   1,724       5       5
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.59   $1.50   $1.28   $1.15   $1.00
Accumulation unit value at end of period                         $0.93   $1.59   $1.50   $1.28   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                       2,378   1,695   1,652     799      30
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period                   $1.08   $1.02   $1.00      --      --
Accumulation unit value at end of period                         $1.06   $1.08   $1.02      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,341   1,390   1,280      --      --
------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (04/30/2004)
(previously RVST RiverSource Variable Portfolio - Growth Fund)
Accumulation unit value at beginning of period                   $1.25   $1.24   $1.14   $1.07   $1.00
Accumulation unit value at end of period                         $0.68   $1.25   $1.24   $1.14   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                         189     155      --      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.19   $1.20   $1.10   $1.08   $1.00
Accumulation unit value at end of period                         $0.87   $1.19   $1.20   $1.10   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                         277     389     540     365     130
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of period                   $1.18   $1.17   $1.11   $1.09   $1.00
Accumulation unit value at end of period                         $0.94   $1.18   $1.17   $1.11   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                         904     790     375      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (04/30/2004)
(previously RVST RiverSource Variable Portfolio - Large Cap Equity Fund)
Accumulation unit value at beginning of period                   $1.24   $1.23   $1.09   $1.05   $1.00
Accumulation unit value at end of period                         $0.70   $1.24   $1.23   $1.09   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                         478     563     678     910     594
------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (04/30/2004)
(previously RVST RiverSource Variable Portfolio - Large Cap Value Fund)
Accumulation unit value at beginning of period                   $1.28   $1.31   $1.12   $1.10   $1.00
Accumulation unit value at end of period                         $0.76   $1.28   $1.31   $1.12   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                           8       8       8       8       8
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.25   $1.12   $1.15   $1.06   $1.00
Accumulation unit value at end of period                         $0.68   $1.25   $1.12   $1.15   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                          55      70      94     100      77
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                   $0.99   $1.00      --      --      --
Accumulation unit value at end of period                         $0.53   $0.99      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.29   $1.25   $1.11   $1.08   $1.00
Accumulation unit value at end of period                         $0.79   $1.29   $1.25   $1.11   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                          13      13      13      13      13
------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    199

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.04   $1.01   $0.99   $0.99   $1.00
Accumulation unit value at end of period                         $0.99   $1.04   $1.01   $0.99   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                         559     600     525     316      70
------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
Accumulation unit value at beginning of period                   $2.71   $2.01   $1.53   $1.17   $1.00
Accumulation unit value at end of period                         $1.23   $2.71   $2.01   $1.53   $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                         668     481     488     416     152
------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.70   $1.54   $1.27   $1.14   $1.00
Accumulation unit value at end of period                         $0.99   $1.70   $1.54   $1.27   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.25   $1.31   $1.15   $1.13   $1.00
Accumulation unit value at end of period                         $0.79   $1.25   $1.31   $1.15   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                       2,373   2,283   2,595   1,875     582
------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $0.84   $1.00      --      --      --
Accumulation unit value at end of period                         $0.46   $0.84      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         554     210      --      --      --
------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                         $0.58   $1.12      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.71   $2.12   $1.57   $1.37   $1.00
Accumulation unit value at end of period                         $1.04   $1.71   $2.12   $1.57   $1.37
Number of accumulation units outstanding at end of period (000
  omitted)                                                          52      61      58      57      17
------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period                   $2.19   $1.92   $1.43   $1.20   $1.00
Accumulation unit value at end of period                         $1.17   $2.19   $1.92   $1.43   $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                         583     317     295     225      65
------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period                   $1.37   $1.33   $1.25   $1.15   $1.00
Accumulation unit value at end of period                         $0.81   $1.37   $1.33   $1.25   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                         665     612     446     423     139
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.28   $1.22   $1.11   $1.08   $1.00
Accumulation unit value at end of period                         $0.89   $1.28   $1.22   $1.11   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                           3       3       3      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.26   $1.30   $1.09   $1.08   $1.00
Accumulation unit value at end of period                         $0.80   $1.26   $1.30   $1.09   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                          37      24      --      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.30   $1.29   $1.11   $1.08   $1.00
Accumulation unit value at end of period                         $0.81   $1.30   $1.29   $1.11   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                         110     147     166     213     138
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.55   $1.40   $1.19   $1.10   $1.00
Accumulation unit value at end of period                         $0.86   $1.55   $1.40   $1.19   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------



 200    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.15   $1.15   $1.01   $1.06   $1.00
Accumulation unit value at end of period                         $0.68   $1.15   $1.15   $1.01   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.12   $1.07   $1.06   $1.03   $1.00
Accumulation unit value at end of period                         $0.67   $1.12   $1.07   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                         542     564     602     467     120
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.05   $1.02   $1.00   $0.99   $1.00
Accumulation unit value at end of period                         $1.05   $1.05   $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                          37      44      30      64      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.48   $1.32   $1.10   $1.06   $1.00
Accumulation unit value at end of period                         $0.85   $1.48   $1.32   $1.10   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.09   $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                         $1.09   $1.09   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                         456     805     956     438     186
------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    201

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.21   $1.22   $1.11   $1.07   $1.00
Accumulation unit value at end of period                         $0.57   $1.21   $1.22   $1.11   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                         746     628     744     821     371
------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.28   $1.17   $1.13   $1.06   $1.00
Accumulation unit value at end of period                         $0.72   $1.28   $1.17   $1.13   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                         146     127     126      --      --
------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.45   $1.34   $1.18   $1.10   $1.00
Accumulation unit value at end of period                         $0.75   $1.45   $1.34   $1.18   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                         $0.72   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $1.04   $1.00      --      --      --
Accumulation unit value at end of period                         $0.60   $1.04      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       2,489   1,537      --      --      --
------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.31   $1.23   $1.13   $1.07   $1.00
Accumulation unit value at end of period                         $0.92   $1.31   $1.23   $1.13   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                         178     210     234     243     106
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of period                   $1.00      --      --      --      --
Accumulation unit value at end of period                         $0.82      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          20      --      --      --      --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced
  Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period                   $1.15   $1.00      --      --      --
Accumulation unit value at end of period                         $0.59   $1.15      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                   $1.30   $1.26   $1.10   $1.08   $1.00
Accumulation unit value at end of period                         $0.75   $1.30   $1.26   $1.10   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1       1       1       2      19
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                   $1.86   $1.80   $1.36   $1.19   $1.00
Accumulation unit value at end of period                         $0.85   $1.86   $1.80   $1.36   $1.19
Number of accumulation units outstanding at end of period (000
  omitted)                                                       3,883   2,568   1,868   1,180     367
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                   $1.11   $1.04   $1.04   $1.05   $1.00
Accumulation unit value at end of period                         $1.07   $1.11   $1.04   $1.04   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                       2,193   3,613   3,815   3,013     779
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                   $1.74   $1.51   $1.24   $1.12   $1.00
Accumulation unit value at end of period                         $0.94   $1.74   $1.51   $1.24   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                   $0.89   $1.00      --      --      --
Accumulation unit value at end of period                         $0.66   $0.89      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           6      --      --      --      --
------------------------------------------------------------------------------------------------------



 202    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period                   $1.18   $1.00   $1.06   $1.06   $1.00
Accumulation unit value at end of period                         $0.68   $1.18   $1.00   $1.06   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,039   1,098   3,076   1,002     303
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                   $1.20   $1.29   $1.12   $1.09   $1.00
Accumulation unit value at end of period                         $0.86   $1.20   $1.29   $1.12   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                   $1.06   $1.06   $1.00      --      --
Accumulation unit value at end of period                         $0.78   $1.06   $1.06      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         677     840   1,798      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                         $0.66   $1.12      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       4,924   3,253      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                   $1.13   $1.00      --      --      --
Accumulation unit value at end of period                         $0.57   $1.13      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          13      --      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period                   $1.34   $1.41   $1.20   $1.16   $1.00
Accumulation unit value at end of period                         $0.94   $1.34   $1.41   $1.20   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                       2,710   2,205       4      --      --
------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                   $1.10   $1.00      --      --      --
Accumulation unit value at end of period                         $0.71   $1.10      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           7       5      --      --      --
------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.26   $1.27   $1.20   $1.13   $1.00
Accumulation unit value at end of period                         $0.73   $1.26   $1.27   $1.20   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.19   $1.06   $1.04   $1.03   $1.00
Accumulation unit value at end of period                         $0.68   $1.19   $1.06   $1.04   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                         396     438     881     397     133
------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.24   $1.19   $1.04   $1.02   $1.00
Accumulation unit value at end of period                         $0.85   $1.24   $1.19   $1.04   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --       1       1       1
------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $1.09   $1.00      --      --      --
Accumulation unit value at end of period                         $0.61   $1.09      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.52   $1.49   $1.24   $1.14   $1.00
Accumulation unit value at end of period                         $0.93   $1.52   $1.49   $1.24   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                   $0.98   $1.00      --      --      --
Accumulation unit value at end of period                         $0.70   $0.98      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       2,023   1,799      --      --      --
------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    203

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.07   $1.04   $1.03   $1.03   $1.00
Accumulation unit value at end of period                         $0.84   $1.07   $1.04   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                         597     799     774     578     149
------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.10   $1.09   $1.05   $1.08   $1.00
Accumulation unit value at end of period                         $0.76   $1.10   $1.09   $1.05   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                         779     803     755     452      80
------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.35   $1.27   $1.16   $1.09   $1.00
Accumulation unit value at end of period                         $0.88   $1.35   $1.27   $1.16   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                         103      56      93      --      --
------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.37   $1.26   $1.16   $1.12   $1.00
Accumulation unit value at end of period                         $0.79   $1.37   $1.26   $1.16   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                         133     156     164     115      --
------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.11   $1.11   $1.04   $1.05   $1.00
Accumulation unit value at end of period                         $0.81   $1.11   $1.11   $1.04   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                         350     451     440     319      51
------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.75   $1.56   $1.29   $1.14   $1.00
Accumulation unit value at end of period                         $1.00   $1.75   $1.56   $1.29   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                         228     239     266     119      --
------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.20   $1.09   $1.06   $1.04   $1.00
Accumulation unit value at end of period                         $0.85   $1.20   $1.09   $1.06   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                         414     577     583     299      76
------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.32   $1.46   $1.23   $1.14   $1.00
Accumulation unit value at end of period                         $0.89   $1.32   $1.46   $1.23   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                          24      24      24      24      24
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.58   $1.38   $1.26   $1.10   $1.00
Accumulation unit value at end of period                         $0.89   $1.58   $1.38   $1.26   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                       6,343   6,113   6,881   2,677     818
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.37   $1.11   $1.06   $1.03   $1.00
Accumulation unit value at end of period                         $0.71   $1.37   $1.11   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                          44      16      13      13      13
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.07   $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                         $1.01   $1.07   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                       4,369   5,217   2,104   1,449     257
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.74   $1.54   $1.40   $1.21   $1.00
Accumulation unit value at end of period                         $1.03   $1.74   $1.54   $1.40   $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                       2,267   1,493   1,028     275      36
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.69   $1.47   $1.28   $1.10   $1.00
Accumulation unit value at end of period                         $0.93   $1.69   $1.47   $1.28   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                         644     620     854     742     388
------------------------------------------------------------------------------------------------------



 204    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.36   $1.76   $1.49   $1.34   $1.00
Accumulation unit value at end of period                         $0.77   $1.36   $1.76   $1.49   $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                         109     103      58      56      32
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.31   $1.29   $1.11   $1.12   $1.00
Accumulation unit value at end of period                         $0.90   $1.31   $1.29   $1.11   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                         288     291     261      59      12
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.20   $1.26   $1.10   $1.09   $1.00
Accumulation unit value at end of period                         $0.86   $1.20   $1.26   $1.10   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                          22      34      28      31      20
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.28   $1.17   $1.10   $1.07   $1.00
Accumulation unit value at end of period                         $0.72   $1.28   $1.17   $1.10   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                          21      21      --      --      --
------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.38   $1.37   $1.18   $1.09   $1.00
Accumulation unit value at end of period                         $0.85   $1.38   $1.37   $1.18   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                         129     148   1,123      31      20
------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
(previously FTVIPT Templeton Global Income Securities Fund - Class 2)
Accumulation unit value at beginning of period                   $1.32   $1.21   $1.10   $1.16   $1.00
Accumulation unit value at end of period                         $1.37   $1.32   $1.21   $1.10   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                       3,291   4,169   3,093   1,162     295
------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.42   $1.42   $1.19   $1.12   $1.00
Accumulation unit value at end of period                         $0.80   $1.42   $1.42   $1.19   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                         138     120      44       7      --
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.51   $1.50   $1.32   $1.19   $1.00
Accumulation unit value at end of period                         $0.93   $1.51   $1.50   $1.32   $1.19
Number of accumulation units outstanding at end of period (000
  omitted)                                                       2,327   2,412   2,053     924     317
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $0.93   $1.00      --      --      --
Accumulation unit value at end of period                         $0.58   $0.93      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(previously Janus Aspen Series Large Cap Growth Portfolio: Service Shares)
Accumulation unit value at beginning of period                   $1.05   $1.00      --      --      --
Accumulation unit value at end of period                         $0.62   $1.05      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       5,119   3,863      --      --      --
------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                         $0.60   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                   $1.25   $1.15   $1.09   $1.07   $1.00
Accumulation unit value at end of period                         $0.77   $1.25   $1.15   $1.09   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                          11      11      11      11      --
------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                   $1.19   $1.18   $1.07   $1.04   $1.00
Accumulation unit value at end of period                         $0.70   $1.19   $1.18   $1.07   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    205

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                   $1.21   $1.19   $1.09   $1.09   $1.00
Accumulation unit value at end of period                         $0.92   $1.21   $1.19   $1.09   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                          30      30      30      33      41
------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                   $2.26   $1.81   $1.41   $1.24   $1.00
Accumulation unit value at end of period                         $1.38   $2.26   $1.81   $1.41   $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                          80      63      29      --      --
------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.28   $1.14   $1.09   $1.06   $1.00
Accumulation unit value at end of period                         $0.68   $1.28   $1.14   $1.09   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,218   1,209   1,390   1,125     320
------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.53   $1.47   $1.28   $1.15   $1.00
Accumulation unit value at end of period                         $0.90   $1.53   $1.47   $1.28   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                          22      22      22      14      --
------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.35   $1.40   $1.25   $1.16   $1.00
Accumulation unit value at end of period                         $0.82   $1.35   $1.40   $1.25   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.21   $1.12   $1.07   $1.07   $1.00
Accumulation unit value at end of period                         $1.01   $1.21   $1.12   $1.07   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                       5,630   6,179   3,663   1,908     552
------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                         $0.85   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       4,286   4,060      --      --      --
------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
(previously Putnam VT Health Sciences Fund - Class IB Shares)
Accumulation unit value at beginning of period                   $1.11   $1.15   $1.14   $1.03   $1.00
Accumulation unit value at end of period                         $0.91   $1.11   $1.15   $1.14   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.66   $1.57   $1.25   $1.14   $1.00
Accumulation unit value at end of period                         $0.91   $1.66   $1.57   $1.25   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                          45      45      --      --      --
------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.21   $1.42   $1.24   $1.18   $1.00
Accumulation unit value at end of period                         $0.72   $1.21   $1.42   $1.24   $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                          19      24     661       1       1
------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.31   $1.29   $1.25   $1.13   $1.00
Accumulation unit value at end of period                         $0.70   $1.31   $1.29   $1.25   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --       5       5      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                   $0.99   $1.00      --      --      --
Accumulation unit value at end of period                         $0.59   $0.99      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       4,344   3,056      --      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.27   $1.22   $1.08   $1.09   $1.00
Accumulation unit value at end of period                         $0.79   $1.27   $1.22   $1.08   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                           5       3       3      --      --
------------------------------------------------------------------------------------------------------



 206    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.30   $1.40   $1.19   $1.15   $1.00
Accumulation unit value at end of period                         $0.87   $1.30   $1.40   $1.19   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,543   1,737   1,608   1,538     533
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.05   $1.02   $1.00   $0.99   $1.00
Accumulation unit value at end of period                         $1.05   $1.05   $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                         959     883     744     237       4
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.08   $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                         $1.00   $1.08   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                       7,577   7,791   5,167      31      20
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.59   $1.50   $1.28   $1.15   $1.00
Accumulation unit value at end of period                         $0.93   $1.59   $1.50   $1.28   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                       6,318   4,403   3,648   1,145      12
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period                   $1.08   $1.02   $1.00      --      --
Accumulation unit value at end of period                         $1.06   $1.08   $1.02      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       3,061   3,486   3,284      --      --
------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (04/30/2004)
(previously RVST RiverSource Variable Portfolio - Growth Fund)
Accumulation unit value at beginning of period                   $1.25   $1.24   $1.14   $1.07   $1.00
Accumulation unit value at end of period                         $0.68   $1.25   $1.24   $1.14   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                         316     203      --      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.19   $1.19   $1.10   $1.08   $1.00
Accumulation unit value at end of period                         $0.87   $1.19   $1.19   $1.10   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                         748     899   1,062     683     196
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of period                   $1.18   $1.17   $1.11   $1.09   $1.00
Accumulation unit value at end of period                         $0.93   $1.18   $1.17   $1.11   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                       2,386   2,246   1,168      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (04/30/2004)
(previously RVST RiverSource Variable Portfolio - Large Cap Equity Fund)
Accumulation unit value at beginning of period                   $1.24   $1.23   $1.09   $1.05   $1.00
Accumulation unit value at end of period                         $0.70   $1.24   $1.23   $1.09   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,706   1,699   1,950   2,164   1,042
------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (04/30/2004)
(previously RVST RiverSource Variable Portfolio - Large Cap Value Fund)
Accumulation unit value at beginning of period                   $1.28   $1.31   $1.12   $1.10   $1.00
Accumulation unit value at end of period                         $0.76   $1.28   $1.31   $1.12   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.25   $1.12   $1.15   $1.06   $1.00
Accumulation unit value at end of period                         $0.68   $1.25   $1.12   $1.15   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                         146     137     148     144      92
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                   $0.99   $1.00      --      --      --
Accumulation unit value at end of period                         $0.53   $0.99      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           7      --      --      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.28   $1.25   $1.11   $1.08   $1.00
Accumulation unit value at end of period                         $0.79   $1.28   $1.25   $1.11   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                          22      30      63       7      --
------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    207

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.04   $1.01   $0.99   $0.99   $1.00
Accumulation unit value at end of period                         $0.99   $1.04   $1.01   $0.99   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                         928     951     794     390      75
------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
Accumulation unit value at beginning of period                   $2.71   $2.00   $1.53   $1.17   $1.00
Accumulation unit value at end of period                         $1.23   $2.71   $2.00   $1.53   $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,926   1,273   1,208     706     264
------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.70   $1.54   $1.27   $1.14   $1.00
Accumulation unit value at end of period                         $0.99   $1.70   $1.54   $1.27   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.25   $1.31   $1.15   $1.13   $1.00
Accumulation unit value at end of period                         $0.78   $1.25   $1.31   $1.15   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                       5,937   5,631   5,950   3,199     890
------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $0.84   $1.00      --      --      --
Accumulation unit value at end of period                         $0.46   $0.84      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,786     771      --      --      --
------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                         $0.58   $1.12      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.71   $2.11   $1.57   $1.37   $1.00
Accumulation unit value at end of period                         $1.04   $1.71   $2.11   $1.57   $1.37
Number of accumulation units outstanding at end of period (000
  omitted)                                                         118     121     104      60      15
------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period                   $2.18   $1.92   $1.43   $1.20   $1.00
Accumulation unit value at end of period                         $1.16   $2.18   $1.92   $1.43   $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                       2,018   1,224   1,154     648     213
------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period                   $1.37   $1.32   $1.25   $1.15   $1.00
Accumulation unit value at end of period                         $0.81   $1.37   $1.32   $1.25   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,833   1,633   1,011     769     250
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.28   $1.22   $1.11   $1.08   $1.00
Accumulation unit value at end of period                         $0.89   $1.28   $1.22   $1.11   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                          12      27      --      48      52
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.26   $1.30   $1.09   $1.08   $1.00
Accumulation unit value at end of period                         $0.80   $1.26   $1.30   $1.09   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                          77      44      --      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.30   $1.29   $1.11   $1.08   $1.00
Accumulation unit value at end of period                         $0.81   $1.30   $1.29   $1.11   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                         211     224     231     270     179
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.55   $1.40   $1.18   $1.10   $1.00
Accumulation unit value at end of period                         $0.86   $1.55   $1.40   $1.18   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------



 208    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.15   $1.15   $1.01   $1.06   $1.00
Accumulation unit value at end of period                         $0.68   $1.15   $1.15   $1.01   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.12   $1.06   $1.06   $1.03   $1.00
Accumulation unit value at end of period                         $0.67   $1.12   $1.06   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                         546     595     624     526     154
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.05   $1.02   $1.00   $0.99   $1.00
Accumulation unit value at end of period                         $1.05   $1.05   $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                         167      81     107     943      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.47   $1.32   $1.10   $1.06   $1.00
Accumulation unit value at end of period                         $0.85   $1.47   $1.32   $1.10   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.09   $1.04   $1.03   $1.03   $1.00
Accumulation unit value at end of period                         $1.09   $1.09   $1.04   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                         967   1,405   1,245     705     263
------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    209

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.21   $1.22   $1.10   $1.07   $1.00
Accumulation unit value at end of period                         $0.57   $1.21   $1.22   $1.10   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                         691     584     674     742     289
------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.28   $1.17   $1.13   $1.06   $1.00
Accumulation unit value at end of period                         $0.72   $1.28   $1.17   $1.13   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.45   $1.34   $1.18   $1.10   $1.00
Accumulation unit value at end of period                         $0.75   $1.45   $1.34   $1.18   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      52      --
------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                         $0.71   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          22       7      --      --      --
------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $1.04   $1.00      --      --      --
Accumulation unit value at end of period                         $0.60   $1.04      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,247     816      --      --      --
------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.31   $1.22   $1.13   $1.07   $1.00
Accumulation unit value at end of period                         $0.91   $1.31   $1.22   $1.13   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                         125     156     205     254      82
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of period                   $1.00      --      --      --      --
Accumulation unit value at end of period                         $0.82      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced
  Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period                   $1.15   $1.00      --      --      --
Accumulation unit value at end of period                         $0.59   $1.15      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          10       3      --      --      --
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                   $1.29   $1.26   $1.10   $1.07   $1.00
Accumulation unit value at end of period                         $0.75   $1.29   $1.26   $1.10   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                          21      --      --      --      --
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                   $1.86   $1.80   $1.36   $1.19   $1.00
Accumulation unit value at end of period                         $0.85   $1.86   $1.80   $1.36   $1.19
Number of accumulation units outstanding at end of period (000
  omitted)                                                       2,149   1,494   1,212     863     135
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                   $1.11   $1.04   $1.04   $1.05   $1.00
Accumulation unit value at end of period                         $1.07   $1.11   $1.04   $1.04   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,306   2,261   2,483   2,099     349
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                   $1.74   $1.51   $1.23   $1.11   $1.00
Accumulation unit value at end of period                         $0.94   $1.74   $1.51   $1.23   $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                   $0.89   $1.00      --      --      --
Accumulation unit value at end of period                         $0.66   $0.89      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------



 210    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period                   $1.18   $1.00   $1.06   $1.06   $1.00
Accumulation unit value at end of period                         $0.67   $1.18   $1.00   $1.06   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,514   1,696   3,077   1,353     231
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                   $1.20   $1.29   $1.11   $1.09   $1.00
Accumulation unit value at end of period                         $0.86   $1.20   $1.29   $1.11   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                   $1.06   $1.06   $1.00      --      --
Accumulation unit value at end of period                         $0.78   $1.06   $1.06      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         623     801   1,248      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                         $0.66   $1.12      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       2,494   1,791      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                   $1.13   $1.00      --      --      --
Accumulation unit value at end of period                         $0.57   $1.13      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period                   $1.34   $1.40   $1.20   $1.16   $1.00
Accumulation unit value at end of period                         $0.94   $1.34   $1.40   $1.20   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,352   1,210      --      --      --
------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                   $1.10   $1.00      --      --      --
Accumulation unit value at end of period                         $0.71   $1.10      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.26   $1.27   $1.20   $1.13   $1.00
Accumulation unit value at end of period                         $0.73   $1.26   $1.27   $1.20   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.19   $1.06   $1.04   $1.03   $1.00
Accumulation unit value at end of period                         $0.68   $1.19   $1.06   $1.04   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                         378     402     676     333      59
------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.24   $1.19   $1.04   $1.02   $1.00
Accumulation unit value at end of period                         $0.85   $1.24   $1.19   $1.04   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $1.09   $1.00      --      --      --
Accumulation unit value at end of period                         $0.61   $1.09      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.51   $1.49   $1.24   $1.14   $1.00
Accumulation unit value at end of period                         $0.93   $1.51   $1.49   $1.24   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                           4       4       3      49      --
------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                   $0.98   $1.00      --      --      --
Accumulation unit value at end of period                         $0.70   $0.98      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,286     917      --      --      --
------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    211

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.07   $1.04   $1.02   $1.02   $1.00
Accumulation unit value at end of period                         $0.84   $1.07   $1.04   $1.02   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.10   $1.08   $1.05   $1.08   $1.00
Accumulation unit value at end of period                         $0.76   $1.10   $1.08   $1.05   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.34   $1.27   $1.16   $1.09   $1.00
Accumulation unit value at end of period                         $0.88   $1.34   $1.27   $1.16   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.36   $1.26   $1.16   $1.12   $1.00
Accumulation unit value at end of period                         $0.78   $1.36   $1.26   $1.16   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.11   $1.10   $1.04   $1.05   $1.00
Accumulation unit value at end of period                         $0.80   $1.11   $1.10   $1.04   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.75   $1.56   $1.29   $1.14   $1.00
Accumulation unit value at end of period                         $1.00   $1.75   $1.56   $1.29   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.20   $1.09   $1.06   $1.04   $1.00
Accumulation unit value at end of period                         $0.85   $1.20   $1.09   $1.06   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.32   $1.46   $1.23   $1.14   $1.00
Accumulation unit value at end of period                         $0.88   $1.32   $1.46   $1.23   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.58   $1.38   $1.26   $1.10   $1.00
Accumulation unit value at end of period                         $0.89   $1.58   $1.38   $1.26   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                       3,794   3,894   4,343   2,068     279
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.37   $1.11   $1.06   $1.03   $1.00
Accumulation unit value at end of period                         $0.71   $1.37   $1.11   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           8       6       1      --      --
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.07   $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                         $1.01   $1.07   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                       3,195   3,799   2,184   1,811     213
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.73   $1.54   $1.40   $1.21   $1.00
Accumulation unit value at end of period                         $1.03   $1.73   $1.54   $1.40   $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,219     852     631     259      --
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.68   $1.47   $1.27   $1.10   $1.00
Accumulation unit value at end of period                         $0.92   $1.68   $1.47   $1.27   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                         226     215     340     329     142
------------------------------------------------------------------------------------------------------



 212    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.36   $1.76   $1.49   $1.34   $1.00
Accumulation unit value at end of period                         $0.77   $1.36   $1.76   $1.49   $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                           3       2       3       4      --
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.31   $1.29   $1.11   $1.12   $1.00
Accumulation unit value at end of period                         $0.90   $1.31   $1.29   $1.11   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                          82      74      99      70      --
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.20   $1.26   $1.10   $1.09   $1.00
Accumulation unit value at end of period                         $0.86   $1.20   $1.26   $1.10   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                         222     150      47      41      --
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.28   $1.17   $1.10   $1.07   $1.00
Accumulation unit value at end of period                         $0.72   $1.28   $1.17   $1.10   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      44      --
------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.38   $1.36   $1.18   $1.09   $1.00
Accumulation unit value at end of period                         $0.85   $1.38   $1.36   $1.18   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                          91      98     718      84      14
------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
(previously FTVIPT Templeton Global Income Securities Fund - Class 2)
Accumulation unit value at beginning of period                   $1.32   $1.21   $1.10   $1.16   $1.00
Accumulation unit value at end of period                         $1.37   $1.32   $1.21   $1.10   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,758   2,105   1,575     749     132
------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.42   $1.42   $1.19   $1.12   $1.00
Accumulation unit value at end of period                         $0.80   $1.42   $1.42   $1.19   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                          15      16      30      31      --
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.51   $1.50   $1.32   $1.19   $1.00
Accumulation unit value at end of period                         $0.93   $1.51   $1.50   $1.32   $1.19
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,461   1,547   1,356     701     143
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $0.93   $1.00      --      --      --
Accumulation unit value at end of period                         $0.58   $0.93      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          25       8      --      --      --
------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(previously Janus Aspen Series Large Cap Growth Portfolio: Service Shares)
Accumulation unit value at beginning of period                   $1.05   $1.00      --      --      --
Accumulation unit value at end of period                         $0.62   $1.05      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       2,623   2,132      --      --      --
------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                         $0.60   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                   $1.25   $1.15   $1.09   $1.07   $1.00
Accumulation unit value at end of period                         $0.77   $1.25   $1.15   $1.09   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                   $1.18   $1.18   $1.07   $1.04   $1.00
Accumulation unit value at end of period                         $0.70   $1.18   $1.18   $1.07   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    213

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                   $1.21   $1.19   $1.09   $1.09   $1.00
Accumulation unit value at end of period                         $0.92   $1.21   $1.19   $1.09   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                          29      18      --      --      --
------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                   $2.26   $1.81   $1.41   $1.24   $1.00
Accumulation unit value at end of period                         $1.37   $2.26   $1.81   $1.41   $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                          95      58       5      --      --
------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.27   $1.14   $1.08   $1.06   $1.00
Accumulation unit value at end of period                         $0.68   $1.27   $1.14   $1.08   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,139   1,147   1,375   1,103     192
------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.53   $1.47   $1.28   $1.15   $1.00
Accumulation unit value at end of period                         $0.89   $1.53   $1.47   $1.28   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.35   $1.40   $1.25   $1.16   $1.00
Accumulation unit value at end of period                         $0.82   $1.35   $1.40   $1.25   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      14      --      --
------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.20   $1.12   $1.07   $1.07   $1.00
Accumulation unit value at end of period                         $1.01   $1.20   $1.12   $1.07   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                       3,485   3,722   2,472   1,572     309
------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                         $0.85   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       2,435   2,187      --      --      --
------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
(previously Putnam VT Health Sciences Fund - Class IB Shares)
Accumulation unit value at beginning of period                   $1.11   $1.14   $1.14   $1.03   $1.00
Accumulation unit value at end of period                         $0.90   $1.11   $1.14   $1.14   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                          25      13      --      --      --
------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.66   $1.56   $1.25   $1.14   $1.00
Accumulation unit value at end of period                         $0.91   $1.66   $1.56   $1.25   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.21   $1.42   $1.24   $1.18   $1.00
Accumulation unit value at end of period                         $0.72   $1.21   $1.42   $1.24   $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                          26      31     381      --      --
------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.30   $1.28   $1.24   $1.13   $1.00
Accumulation unit value at end of period                         $0.70   $1.30   $1.28   $1.24   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                   $0.99   $1.00      --      --      --
Accumulation unit value at end of period                         $0.59   $0.99      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       2,240   1,676      --      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.27   $1.22   $1.08   $1.09   $1.00
Accumulation unit value at end of period                         $0.78   $1.27   $1.22   $1.08   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------



 214    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.30   $1.40   $1.19   $1.15   $1.00
Accumulation unit value at end of period                         $0.87   $1.30   $1.40   $1.19   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,005   1,216   1,253   1,122     227
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.04   $1.02   $1.00   $0.99   $1.00
Accumulation unit value at end of period                         $1.05   $1.04   $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,283     811     752      61      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.08   $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                         $0.99   $1.08   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                       4,685   4,313   2,451      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.59   $1.50   $1.28   $1.15   $1.00
Accumulation unit value at end of period                         $0.92   $1.59   $1.50   $1.28   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                       3,766   3,013   2,632   1,232      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period                   $1.08   $1.02   $1.00      --      --
Accumulation unit value at end of period                         $1.06   $1.08   $1.02      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,674   1,649   1,456      --      --
------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (04/30/2004)
(previously RVST RiverSource Variable Portfolio - Growth Fund)
Accumulation unit value at beginning of period                   $1.24   $1.23   $1.13   $1.07   $1.00
Accumulation unit value at end of period                         $0.68   $1.24   $1.23   $1.13   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.19   $1.19   $1.10   $1.08   $1.00
Accumulation unit value at end of period                         $0.87   $1.19   $1.19   $1.10   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                         457     720     397     338      11
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of period                   $1.17   $1.17   $1.11   $1.09   $1.00
Accumulation unit value at end of period                         $0.93   $1.17   $1.17   $1.11   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,235   1,184     595      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (04/30/2004)
(previously RVST RiverSource Variable Portfolio - Large Cap Equity Fund)
Accumulation unit value at beginning of period                   $1.24   $1.23   $1.09   $1.05   $1.00
Accumulation unit value at end of period                         $0.70   $1.24   $1.23   $1.09   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                         914     927   1,090   1,237     489
------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (04/30/2004)
(previously RVST RiverSource Variable Portfolio - Large Cap Value Fund)
Accumulation unit value at beginning of period                   $1.27   $1.31   $1.12   $1.10   $1.00
Accumulation unit value at end of period                         $0.75   $1.27   $1.31   $1.12   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.25   $1.12   $1.15   $1.06   $1.00
Accumulation unit value at end of period                         $0.67   $1.25   $1.12   $1.15   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1      --       2       2      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                   $0.99   $1.00      --      --      --
Accumulation unit value at end of period                         $0.53   $0.99      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.28   $1.25   $1.11   $1.08   $1.00
Accumulation unit value at end of period                         $0.79   $1.28   $1.25   $1.11   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    215

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.04   $1.00   $0.99   $0.99   $1.00
Accumulation unit value at end of period                         $0.99   $1.04   $1.00   $0.99   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                         592     238     176      98      --
------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
Accumulation unit value at beginning of period                   $2.70   $2.00   $1.53   $1.17   $1.00
Accumulation unit value at end of period                         $1.22   $2.70   $2.00   $1.53   $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                         980     722     811     542      95
------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.70   $1.54   $1.27   $1.14   $1.00
Accumulation unit value at end of period                         $0.99   $1.70   $1.54   $1.27   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                           4       2      --      --      --
------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.25   $1.30   $1.15   $1.13   $1.00
Accumulation unit value at end of period                         $0.78   $1.25   $1.30   $1.15   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                       3,817   3,966   4,098   2,564     386
------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $0.84   $1.00      --      --      --
Accumulation unit value at end of period                         $0.46   $0.84      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                         872     454      --      --      --
------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                         $0.58   $1.12      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.71   $2.11   $1.57   $1.37   $1.00
Accumulation unit value at end of period                         $1.04   $1.71   $2.11   $1.57   $1.37
Number of accumulation units outstanding at end of period (000
  omitted)                                                          60      56      71      82       9
------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period                   $2.18   $1.91   $1.43   $1.20   $1.00
Accumulation unit value at end of period                         $1.16   $2.18   $1.91   $1.43   $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,432   1,094   1,140     847     169
------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period                   $1.36   $1.32   $1.25   $1.15   $1.00
Accumulation unit value at end of period                         $0.81   $1.36   $1.32   $1.25   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                       1,085   1,072     777     603      98
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.28   $1.21   $1.11   $1.08   $1.00
Accumulation unit value at end of period                         $0.89   $1.28   $1.21   $1.11   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.26   $1.30   $1.09   $1.08   $1.00
Accumulation unit value at end of period                         $0.80   $1.26   $1.30   $1.09   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.30   $1.29   $1.11   $1.08   $1.00
Accumulation unit value at end of period                         $0.81   $1.30   $1.29   $1.11   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1       1       3       3      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.54   $1.40   $1.18   $1.10   $1.00
Accumulation unit value at end of period                         $0.85   $1.54   $1.40   $1.18   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------



 216    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.15   $1.15   $1.01   $1.06   $1.00
Accumulation unit value at end of period                         $0.68   $1.15   $1.15   $1.01   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.12   $1.06   $1.06   $1.02   $1.00
Accumulation unit value at end of period                         $0.67   $1.12   $1.06   $1.06   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                           9       7      10       9      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.05   $1.02   $1.00   $0.99   $1.00
Accumulation unit value at end of period                         $1.05   $1.05   $1.02   $1.00   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                           2       2       2       2      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.47   $1.32   $1.10   $1.06   $1.00
Accumulation unit value at end of period                         $0.84   $1.47   $1.32   $1.10   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.08   $1.04   $1.03   $1.03   $1.00
Accumulation unit value at end of period                         $1.09   $1.08   $1.04   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                          13      16      28      27      --
------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    217

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.




YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.21   $1.22   $1.10   $1.07   $1.00
Accumulation unit value at end of period                         $0.57   $1.21   $1.22   $1.10   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --       5       5       6
------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.28   $1.17   $1.13   $1.06   $1.00
Accumulation unit value at end of period                         $0.72   $1.28   $1.17   $1.13   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.45   $1.34   $1.18   $1.10   $1.00
Accumulation unit value at end of period                         $0.75   $1.45   $1.34   $1.18   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $1.02   $1.00      --      --      --
Accumulation unit value at end of period                         $0.71   $1.02      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $1.04   $1.00      --      --      --
Accumulation unit value at end of period                         $0.60   $1.04      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          20      22      --      --      --
------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.31   $1.22   $1.13   $1.07   $1.00
Accumulation unit value at end of period                         $0.91   $1.31   $1.22   $1.13   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --       1       1       1
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B)* (09/26/2008)
Accumulation unit value at beginning of period                   $1.00      --      --      --      --
Accumulation unit value at end of period                         $0.82      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
*AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced
  Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (05/01/2007)
Accumulation unit value at beginning of period                   $1.15   $1.00      --      --      --
Accumulation unit value at end of period                         $0.59   $1.15      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                   $1.29   $1.26   $1.10   $1.07   $1.00
Accumulation unit value at end of period                         $0.75   $1.29   $1.26   $1.10   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (04/30/2004)
Accumulation unit value at beginning of period                   $1.85   $1.80   $1.36   $1.19   $1.00
Accumulation unit value at end of period                         $0.85   $1.85   $1.80   $1.36   $1.19
Number of accumulation units outstanding at end of period (000
  omitted)                                                          40      59      67      39       6
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                   $1.11   $1.03   $1.04   $1.05   $1.00
Accumulation unit value at end of period                         $1.07   $1.11   $1.03   $1.04   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                          19     141     224     126      22
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                   $1.74   $1.50   $1.23   $1.11   $1.00
Accumulation unit value at end of period                         $0.94   $1.74   $1.50   $1.23   $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                   $0.89   $1.00      --      --      --
Accumulation unit value at end of period                         $0.66   $0.89      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------



 218    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (04/30/2004)
Accumulation unit value at beginning of period                   $1.18   $1.00   $1.06   $1.06   $1.00
Accumulation unit value at end of period                         $0.67   $1.18   $1.00   $1.06   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                          42      91     149      50      --
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (04/30/2004)
Accumulation unit value at beginning of period                   $1.20   $1.29   $1.11   $1.09   $1.00
Accumulation unit value at end of period                         $0.86   $1.20   $1.29   $1.11   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                   $1.06   $1.06   $1.00      --      --
Accumulation unit value at end of period                         $0.78   $1.06   $1.06      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           7      42      70      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                         $0.66   $1.12      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          35      43      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                   $1.13   $1.00      --      --      --
Accumulation unit value at end of period                         $0.57   $1.13      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (04/30/2004)
Accumulation unit value at beginning of period                   $1.34   $1.40   $1.20   $1.16   $1.00
Accumulation unit value at end of period                         $0.94   $1.34   $1.40   $1.20   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                          18      30      --      --      --
------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                   $1.10   $1.00      --      --      --
Accumulation unit value at end of period                         $0.71   $1.10      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.25   $1.26   $1.20   $1.13   $1.00
Accumulation unit value at end of period                         $0.73   $1.25   $1.26   $1.20   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.18   $1.06   $1.04   $1.03   $1.00
Accumulation unit value at end of period                         $0.68   $1.18   $1.06   $1.04   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           9      19      30      12      --
------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.24   $1.18   $1.04   $1.02   $1.00
Accumulation unit value at end of period                         $0.85   $1.24   $1.18   $1.04   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $1.09   $1.00      --      --      --
Accumulation unit value at end of period                         $0.61   $1.09      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.51   $1.49   $1.24   $1.14   $1.00
Accumulation unit value at end of period                         $0.92   $1.51   $1.49   $1.24   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                   $0.98   $1.00      --      --      --
Accumulation unit value at end of period                         $0.70   $0.98      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          27      13      --      --      --
------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    219

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
EVERGREEN VA CORE BOND FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.07   $1.04   $1.02   $1.02   $1.00
Accumulation unit value at end of period                         $0.84   $1.07   $1.04   $1.02   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --       2      11      10       4
------------------------------------------------------------------------------------------------------
EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.09   $1.08   $1.05   $1.08   $1.00
Accumulation unit value at end of period                         $0.75   $1.09   $1.08   $1.05   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                           2       2      11      11       3
------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.34   $1.27   $1.15   $1.09   $1.00
Accumulation unit value at end of period                         $0.88   $1.34   $1.27   $1.15   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --       4      --      --
------------------------------------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.36   $1.26   $1.16   $1.12   $1.00
Accumulation unit value at end of period                         $0.78   $1.36   $1.26   $1.16   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --       1       2      --
------------------------------------------------------------------------------------------------------
EVERGREEN VA HIGH INCOME FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.11   $1.10   $1.04   $1.05   $1.00
Accumulation unit value at end of period                         $0.80   $1.11   $1.10   $1.04   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --       2       6       6       3
------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.74   $1.55   $1.29   $1.14   $1.00
Accumulation unit value at end of period                         $1.00   $1.74   $1.55   $1.29   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --       2       1      --
------------------------------------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.19   $1.09   $1.06   $1.04   $1.00
Accumulation unit value at end of period                         $0.85   $1.19   $1.09   $1.06   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1       1       6       5       2
------------------------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.32   $1.46   $1.23   $1.14   $1.00
Accumulation unit value at end of period                         $0.88   $1.32   $1.46   $1.23   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.58   $1.37   $1.26   $1.10   $1.00
Accumulation unit value at end of period                         $0.88   $1.58   $1.37   $1.26   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                          83     177     296     101       8
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.37   $1.10   $1.06   $1.03   $1.00
Accumulation unit value at end of period                         $0.71   $1.37   $1.10   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.06   $1.04   $1.03   $1.03   $1.00
Accumulation unit value at end of period                         $1.00   $1.06   $1.04   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                          65     166     215     115      19
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.73   $1.53   $1.40   $1.21   $1.00
Accumulation unit value at end of period                         $1.02   $1.73   $1.53   $1.40   $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                          23      38      39      16      --
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.68   $1.47   $1.27   $1.10   $1.00
Accumulation unit value at end of period                         $0.92   $1.68   $1.47   $1.27   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1       2       5       6       5
------------------------------------------------------------------------------------------------------



 220    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.36   $1.76   $1.49   $1.34   $1.00
Accumulation unit value at end of period                         $0.77   $1.36   $1.76   $1.49   $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.30   $1.29   $1.11   $1.12   $1.00
Accumulation unit value at end of period                         $0.90   $1.30   $1.29   $1.11   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.20   $1.26   $1.10   $1.09   $1.00
Accumulation unit value at end of period                         $0.86   $1.20   $1.26   $1.10   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.27   $1.17   $1.10   $1.07   $1.00
Accumulation unit value at end of period                         $0.72   $1.27   $1.17   $1.10   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.38   $1.36   $1.18   $1.09   $1.00
Accumulation unit value at end of period                         $0.85   $1.38   $1.36   $1.18   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                           7       6      16      --      --
------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (04/30/2004)
(previously FTVIPT Templeton Global Income Securities Fund - Class 2)
Accumulation unit value at beginning of period                   $1.31   $1.21   $1.10   $1.16   $1.00
Accumulation unit value at end of period                         $1.36   $1.31   $1.21   $1.10   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                          34      64      78      39       8
------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (04/30/2004)
Accumulation unit value at beginning of period                   $1.42   $1.42   $1.19   $1.12   $1.00
Accumulation unit value at end of period                         $0.80   $1.42   $1.42   $1.19   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.51   $1.49   $1.32   $1.19   $1.00
Accumulation unit value at end of period                         $0.93   $1.51   $1.49   $1.32   $1.19
Number of accumulation units outstanding at end of period (000
  omitted)                                                          30      58      65      28       3
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $0.93   $1.00      --      --      --
Accumulation unit value at end of period                         $0.58   $0.93      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(previously Janus Aspen Series Large Cap Growth Portfolio: Service Shares)
Accumulation unit value at beginning of period                   $1.05   $1.00      --      --      --
Accumulation unit value at end of period                         $0.62   $1.05      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          38      55      --      --      --
------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
Accumulation unit value at beginning of period                   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                         $0.59   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                   $1.24   $1.15   $1.09   $1.07   $1.00
Accumulation unit value at end of period                         $0.77   $1.24   $1.15   $1.09   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                   $1.18   $1.18   $1.07   $1.04   $1.00
Accumulation unit value at end of period                         $0.70   $1.18   $1.18   $1.07   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    221

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                   $1.21   $1.19   $1.09   $1.08   $1.00
Accumulation unit value at end of period                         $0.92   $1.21   $1.19   $1.09   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (04/30/2004)
Accumulation unit value at beginning of period                   $2.25   $1.81   $1.41   $1.24   $1.00
Accumulation unit value at end of period                         $1.37   $2.25   $1.81   $1.41   $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.27   $1.14   $1.08   $1.06   $1.00
Accumulation unit value at end of period                         $0.68   $1.27   $1.14   $1.08   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                          19      57      87      48       8
------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.53   $1.47   $1.28   $1.15   $1.00
Accumulation unit value at end of period                         $0.89   $1.53   $1.47   $1.28   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.35   $1.40   $1.25   $1.16   $1.00
Accumulation unit value at end of period                         $0.82   $1.35   $1.40   $1.25   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.20   $1.12   $1.07   $1.07   $1.00
Accumulation unit value at end of period                         $1.00   $1.20   $1.12   $1.07   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                          60     120     136      68      12
------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                         $0.85   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          43      46      --      --      --
------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (04/30/2004)
(previously Putnam VT Health Sciences Fund - Class IB Shares)
Accumulation unit value at beginning of period                   $1.11   $1.14   $1.14   $1.03   $1.00
Accumulation unit value at end of period                         $0.90   $1.11   $1.14   $1.14   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.66   $1.56   $1.25   $1.14   $1.00
Accumulation unit value at end of period                         $0.91   $1.66   $1.56   $1.25   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.21   $1.42   $1.23   $1.18   $1.00
Accumulation unit value at end of period                         $0.72   $1.21   $1.42   $1.23   $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                           5       4      12      --      --
------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.30   $1.28   $1.24   $1.13   $1.00
Accumulation unit value at end of period                         $0.69   $1.30   $1.28   $1.24   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                   $0.98   $1.00      --      --      --
Accumulation unit value at end of period                         $0.59   $0.98      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          35      41      --      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.26   $1.22   $1.08   $1.09   $1.00
Accumulation unit value at end of period                         $0.78   $1.26   $1.22   $1.08   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------



 222    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.30   $1.40   $1.19   $1.15   $1.00
Accumulation unit value at end of period                         $0.87   $1.30   $1.40   $1.19   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                          17      56      72      43       5
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.04   $1.02   $0.99   $0.99   $1.00
Accumulation unit value at end of period                         $1.04   $1.04   $1.02   $0.99   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                         353      --       7       4      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.08   $1.05   $1.03   $1.03   $1.00
Accumulation unit value at end of period                         $0.99   $1.08   $1.05   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                         105      66      40      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.58   $1.50   $1.28   $1.15   $1.00
Accumulation unit value at end of period                         $0.92   $1.58   $1.50   $1.28   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                          82     160     181      83      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (05/01/2006)
Accumulation unit value at beginning of period                   $1.08   $1.02   $1.00      --      --
Accumulation unit value at end of period                         $1.06   $1.08   $1.02      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          44      38      29      --      --
------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (04/30/2004)
(previously RVST RiverSource Variable Portfolio - Growth Fund)
Accumulation unit value at beginning of period                   $1.24   $1.23   $1.13   $1.07   $1.00
Accumulation unit value at end of period                         $0.68   $1.24   $1.23   $1.13   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1      --      --      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.19   $1.19   $1.10   $1.08   $1.00
Accumulation unit value at end of period                         $0.87   $1.19   $1.19   $1.10   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                           6      38      55      30       4
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (06/01/2004)
Accumulation unit value at beginning of period                   $1.17   $1.17   $1.10   $1.09   $1.00
Accumulation unit value at end of period                         $0.93   $1.17   $1.17   $1.10   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                          23      31      14      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (04/30/2004)
(previously RVST RiverSource Variable Portfolio - Large Cap Equity Fund)
Accumulation unit value at beginning of period                   $1.24   $1.23   $1.09   $1.05   $1.00
Accumulation unit value at end of period                         $0.70   $1.24   $1.23   $1.09   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --       2      14      21      19
------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (04/30/2004)
(previously RVST RiverSource Variable Portfolio - Large Cap Value Fund)
Accumulation unit value at beginning of period                   $1.27   $1.31   $1.12   $1.10   $1.00
Accumulation unit value at end of period                         $0.75   $1.27   $1.31   $1.12   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.25   $1.12   $1.15   $1.06   $1.00
Accumulation unit value at end of period                         $0.67   $1.25   $1.12   $1.15   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --       1       1       1
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/01/2007)
Accumulation unit value at beginning of period                   $0.99   $1.00      --      --      --
Accumulation unit value at end of period                         $0.53   $0.99      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.28   $1.24   $1.10   $1.08   $1.00
Accumulation unit value at end of period                         $0.79   $1.28   $1.24   $1.10   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    223

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.03   $1.00   $0.99   $0.99   $1.00
Accumulation unit value at end of period                         $0.98   $1.03   $1.00   $0.99   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                          21      --       9       5      --
------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (04/30/2004)
Accumulation unit value at beginning of period                   $2.70   $2.00   $1.52   $1.16   $1.00
Accumulation unit value at end of period                         $1.22   $2.70   $2.00   $1.52   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                          18      32      46      24       3
------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.70   $1.54   $1.27   $1.14   $1.00
Accumulation unit value at end of period                         $0.99   $1.70   $1.54   $1.27   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.24   $1.30   $1.15   $1.13   $1.00
Accumulation unit value at end of period                         $0.78   $1.24   $1.30   $1.15   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                          78     192     235     119      13
------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $0.84   $1.00      --      --      --
Accumulation unit value at end of period                         $0.46   $0.84      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           9      11      --      --      --
------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                         $0.58   $1.12      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (04/30/2004)
Accumulation unit value at beginning of period                   $1.71   $2.11   $1.57   $1.37   $1.00
Accumulation unit value at end of period                         $1.03   $1.71   $2.11   $1.57   $1.37
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --       3       3       3
------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (04/30/2004)
Accumulation unit value at beginning of period                   $2.17   $1.91   $1.42   $1.20   $1.00
Accumulation unit value at end of period                         $1.16   $2.17   $1.91   $1.42   $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                          22      46      61      32       3
------------------------------------------------------------------------------------------------------
WANGER USA (04/30/2004)
Accumulation unit value at beginning of period                   $1.36   $1.32   $1.25   $1.15   $1.00
Accumulation unit value at end of period                         $0.80   $1.36   $1.32   $1.25   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                          18      49      56      28       4
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.28   $1.21   $1.11   $1.08   $1.00
Accumulation unit value at end of period                         $0.89   $1.28   $1.21   $1.11   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.25   $1.30   $1.09   $1.08   $1.00
Accumulation unit value at end of period                         $0.80   $1.25   $1.30   $1.09   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.29   $1.29   $1.11   $1.08   $1.00
Accumulation unit value at end of period                         $0.80   $1.29   $1.29   $1.11   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.54   $1.40   $1.18   $1.10   $1.00
Accumulation unit value at end of period                         $0.85   $1.54   $1.40   $1.18   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------



 224    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                                               2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.14   $1.14   $1.01   $1.06   $1.00
Accumulation unit value at end of period                         $0.68   $1.14   $1.14   $1.01   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.12   $1.06   $1.06   $1.02   $1.00
Accumulation unit value at end of period                         $0.67   $1.12   $1.06   $1.06   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.04   $1.02   $0.99   $0.99   $1.00
Accumulation unit value at end of period                         $1.04   $1.04   $1.02   $0.99   $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.47   $1.32   $1.10   $1.06   $1.00
Accumulation unit value at end of period                         $0.84   $1.47   $1.32   $1.10   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (04/30/2004)
Accumulation unit value at beginning of period                   $1.08   $1.04   $1.03   $1.03   $1.00
Accumulation unit value at end of period                         $1.08   $1.08   $1.04   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                          --      --      --      --      --
------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    225

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



THE BOARD OF DIRECTORS



RIVERSOURCE LIFE INSURANCE COMPANY



We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of RiverSource Variable Annuity Account (the Account) sponsored by RiverSource Life Insurance Company, referred to in Note 1, as of December 31, 2008, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of RiverSource Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform audits of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of RiverSource Variable Annuity Account, referred to in Note 1, at December 31, 2008, and the individual results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.


                                        -s- ERNST & YOUNG LLP


Minneapolis, Minnesota



April 24, 2009



 226    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------------------
                                                    AIM VI       AIM VI           AIM VI          AIM VI        AIM VI
                                                  BASIC VAL,    CAP APPR,       CAP APPR,        CAP DEV,      CAP DEV,
DEC. 31, 2008                                       SER II        SER I           SER II           SER I        SER II
 ASSETS
Investments, at fair value(1),(2)                $20,638,802   $6,419,387      $ 9,010,666        $572,990     $1,545,920
Dividends receivable                                      --           --               --              --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                          14,571           --            1,171              --             --
Receivable for share redemptions                      35,113       14,500           12,676             811          1,921
-------------------------------------------------------------------------------------------------------------------------
Total assets                                      20,688,486    6,433,887        9,024,513         573,801      1,547,841
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    25,573        7,151           11,465             732          1,711
    Administrative charge                              2,755          884            1,203              79            210
    Contract terminations                              6,785        6,464                7              --             --
Payable for investments purchased                     14,571           --            1,171              --             --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     49,684       14,499           13,846             811          1,921
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             20,637,738    6,399,023        9,010,487         572,990      1,545,467
Net assets applicable to contracts in payment
  period                                                 991       20,308               --              --             --
Net assets applicable to seed money                       73           57              180              --            453
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $20,638,802   $6,419,388      $ 9,010,667        $572,990     $1,545,920
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              5,070,959      380,070          542,484          72,256        199,731
(2) Investments, at cost                         $42,459,959   $9,357,347      $13,237,046        $862,337     $2,557,775
-------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------------------
                                                    AIM VI       AIM VI           AIM VI          AIM VI        AIM VI
                                                   CORE EQ,     CORE EQ,    GLOBAL HLTH CARE,    INTL GRO,     INTL GRO,
DEC. 31, 2008 (CONTINUED)                           SER I        SER II           SER II           SER I        SER II
 ASSETS
Investments, at fair value(1),(2)                $15,915,090     $286,811         $102,185      $1,027,334    $65,963,199
Dividends receivable                                      --           --               --              --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                              --           --               --              --         52,673
Receivable for share redemptions                      22,152          313              164           1,305        101,005
-------------------------------------------------------------------------------------------------------------------------
Total assets                                      15,937,242      287,124          102,349       1,028,639     66,116,877
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    17,860          277              150           1,165         86,596
    Administrative charge                              2,184           37               14             140          8,769
    Contract terminations                              2,108           --               --              --          5,640
Payable for investments purchased                         --           --               --              --         52,673
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     22,152          314              164           1,305        153,678
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             15,907,799      286,500          101,217       1,027,312     65,963,199
Net assets applicable to contracts in payment
  period                                               7,291           --               --              22             --
Net assets applicable to seed money                       --          310              968              --             --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $15,915,090     $286,810         $102,185      $1,027,334    $65,963,199
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                805,827       14,618            8,335          52,711      3,430,224
(2) Investments, at cost                         $20,220,237     $364,686         $162,665      $1,139,624   $102,537,530
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    227

STATEMENTS OF ASSETS AND LIABILITIES



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ----------------------------------------------------------------------------
                                                 AIM VI          AB VPS          AB VPS           AB VPS          AB VPS
                                              MID CAP CORE     BAL WEALTH     GLOBAL TECH,      GRO & INC,     INTER BOND,
DEC. 31, 2008 (CONTINUED)                      EQ, SER II    STRATEGY, CL B       CL B             CL B            CL B
 ASSETS
Investments, at fair value(1),(2)               $3,920,142     $1,412,770      $2,645,097      $15,181,325      $3,202,862
Dividends receivable                                    --             --              --               --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                       615             --              --            4,241              --
Receivable for share redemptions                     8,237          1,653           3,364           24,570           4,434
--------------------------------------------------------------------------------------------------------------------------
Total assets                                     3,928,994      1,414,423       2,648,461       15,210,136       3,207,296
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   5,481          1,460           3,001           15,841           3,997
    Administrative charge                              531            193             361            2,085             438
    Contract terminations                            2,225             --              --            6,643              --
Payable for investments purchased                      615             --              --            4,241              --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    8,852          1,653           3,362           28,810           4,435
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            3,919,754      1,412,307       2,644,703       15,179,924       3,202,861
Net assets applicable to contracts in
  payment period                                        --             --              --            1,290              --
Net assets applicable to seed money                    388            463             396              112              --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                $3,920,142     $1,412,770      $2,645,099      $15,181,326      $3,202,861
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              460,111        164,658         247,901        1,170,495         307,967
(2) Investments, at cost                        $5,606,006     $1,693,966      $4,108,318      $24,866,540      $3,595,639
--------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ----------------------------------------------------------------------------
                                                 AB VPS          AB VPS           AC VP           AC VP           AC VP
                                                INTL VAL,      LG CAP GRO,     INC & GRO,    INFLATION PROT,      INTL,
DEC. 31, 2008 (CONTINUED)                         CL B            CL B            CL I            CL II           CL II
 ASSETS
Investments, at fair value(1),(2)             $143,374,192     $5,727,564        $550,468      $78,899,411        $109,386
Dividends receivable                                    --             --              --               --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                    82,123             --              --               --              --
Receivable for share redemptions                   218,480         13,830             701          213,772             177
--------------------------------------------------------------------------------------------------------------------------
Total assets                                   143,674,795      5,741,394         551,169       79,113,183         109,563
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 185,084          6,232             626          114,244             165
    Administrative charge                           18,676            785              75           11,201              15
    Contract terminations                           14,720          6,812              --           88,328              --
Payable for investments purchased                   82,123             --              --               --              --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  300,603         13,829             701          213,773             180
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          143,333,016      5,727,493         550,468       78,892,985         108,474
Net assets applicable to contracts in
  payment period                                    41,176             --              --               --              --
Net assets applicable to seed money                     --             72              --            6,425             909
--------------------------------------------------------------------------------------------------------------------------
Total net assets                              $143,374,192     $5,727,565        $550,468      $78,899,410        $109,383
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           13,117,492        317,669         114,205        7,969,637          18,446
(2) Investments, at cost                      $241,637,817     $7,981,772        $815,219      $82,358,641        $181,028
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 228    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------
                                                     AC VP         AC VP         AC VP         AC VP           COL
                                                 MID CAP VAL,      ULTRA,         VAL,          VAL,      ASSET ALLOC,
DEC. 31, 2008 (CONTINUED)                            CL II         CL II          CL I         CL II         VS CL A
 ASSETS
Investments, at fair value(1),(2)                    $40,394    $29,168,502      $655,952     $311,098        $302,418
Dividends receivable                                      --             --            --           --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                              --            865            --           --              20
Receivable for share redemptions                          57         69,352           837          466             336
----------------------------------------------------------------------------------------------------------------------
Total assets                                          40,451     29,238,719       656,789      311,564         302,774
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                        51         40,923           747          426             294
    Administrative charge                                  5          3,983            90           42              42
    Contract terminations                                 --         24,445            --           --              --
Payable for investments purchased                         --            865            --           --              20
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                         56         70,216           837          468             356
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                 39,272     29,168,405       655,874      310,429         302,418
Net assets applicable to contracts in payment
  period                                                  --             --            78           --              --
Net assets applicable to seed money                    1,123             98            --          667              --
----------------------------------------------------------------------------------------------------------------------
Total net assets                                     $40,395    $29,168,503      $655,952     $311,096        $302,418
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  4,135      4,869,533       140,161       66,473          32,448
(2) Investments, at cost                             $49,009    $47,015,922      $954,257     $494,835        $388,220
----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------
                                                      COL           COL           COL           COL            COL
                                                 FEDERAL SEC,    HI YIELD,     HI YIELD,    LG CAP GRO,   MARSICO GRO,
DEC. 31, 2008 (CONTINUED)                           VS CL A       VS CL A       VS CL B       VS CL A        VS CL A
 ASSETS
Investments, at fair value(1),(2)                 $1,455,479       $391,584   $14,997,658     $548,056    $150,148,702
Dividends receivable                                      --             --            --           --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                              20             --           943           --         122,900
Receivable for share redemptions                       1,613            435        25,846          589         228,416
----------------------------------------------------------------------------------------------------------------------
Total assets                                       1,457,112        392,019    15,024,447      548,645     150,500,018
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     1,415            382        20,925          515         196,768
    Administrative charge                                198             53         2,021           74          20,054
    Contract terminations                                 --             --         2,901           --          11,593
Payable for investments purchased                         20             --           943           --         122,900
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      1,633            435        26,790          589         351,315
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              1,455,479        391,584    14,997,601      548,056     150,148,703
Net assets applicable to contracts in payment
  period                                                  --             --            --           --              --
Net assets applicable to seed money                       --             --            56           --              --
----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $1,455,479       $391,584   $14,997,657     $548,056    $150,148,703
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                137,180         51,934     1,989,079       29,418      11,163,472
(2) Investments, at cost                          $1,465,348       $566,280   $21,829,906     $705,986    $221,204,370
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    229

STATEMENTS OF ASSETS AND LIABILITIES



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------------
                                                        COL               COL           COL          CS         CS
                                                 MARSICO INTL OPP,    SM CAP VAL,   SM CO GRO,   COMMODITY    U.S. EQ
DEC. 31, 2008 (CONTINUED)                             VS CL B           VS CL B       VS CL A      RETURN    FLEX III
 ASSETS
Investments, at fair value(1),(2)                     $106,906       $113,726,291    $112,117     $351,342   $148,933
Dividends receivable                                        --                 --          --        1,116         --
Accounts receivable from RiverSource Life for
  contract purchase payments                                --             97,151          --           --         --
Receivable for share redemptions                           135            169,223         124          537        207
---------------------------------------------------------------------------------------------------------------------
Total assets                                           107,041        113,992,665     112,241      352,995    149,140
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                         123            147,923         110          490        188
    Administrative charge                                   13             14,988          15           48         20
    Contract terminations                                   --              6,311          --           --         --
Payable for investments purchased                           --             97,151          --        1,116         --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                          136            266,373         125        1,654        208
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                  106,146        113,726,292     112,116      350,484    148,932
Net assets applicable to contracts in payment
  period                                                    --                 --          --           --         --
Net assets applicable to seed money                        759                 --          --          857         --
---------------------------------------------------------------------------------------------------------------------
Total net assets                                      $106,905       $113,726,292    $112,116     $351,341   $148,932
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   10,230         10,055,375      14,752       49,415     16,083
(2) Investments, at cost                              $195,610       $175,643,106    $110,684     $548,674   $199,961
---------------------------------------------------------------------------------------------------------------------







                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------
                                                     DREY IP        DREY IP     DREY SOC    DREY VIF   DREY VIF
                                                  MIDCAP STOCK,    TECH GRO,    RESP GRO,     APPR,    INTL EQ,
DEC. 31, 2008 (CONTINUED)                              SERV           SERV        INIT        SERV       SERV
 ASSETS
Investments, at fair value(1),(2)                    $ 55,419     $11,540,731  $  944,547   $588,662    $32,089
Dividends receivable                                       --              --          --         --         --
Accounts receivable from RiverSource Life for
  contract purchase payments                               --             322          --         --         --
Receivable for share redemptions                           74          23,688       1,201        858         43
---------------------------------------------------------------------------------------------------------------
Total assets                                           55,493      11,564,741     945,748    589,520     32,132
---------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                         67          15,980       1,072        777         39
    Administrative charge                                   7           1,570         129         80          4
    Contract terminations                                  --           6,138          --         --         --
Payable for investments purchased                          --             322          --         --         --
---------------------------------------------------------------------------------------------------------------
Total liabilities                                          74          24,010       1,201        857         43
---------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                  54,168      11,540,633     944,402    587,612     31,116
Net assets applicable to contracts in payment
  period                                                   --              --          --         --         --
Net assets applicable to seed money                     1,251              98         145      1,051        973
---------------------------------------------------------------------------------------------------------------
Total net assets                                     $ 55,419     $11,540,731  $  944,547   $588,663    $32,089
---------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   7,087       1,849,476      47,560     20,511      2,523
(2) Investments, at cost                             $106,002     $15,936,227  $1,449,524   $726,186    $51,604
---------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 230    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
                                               DREY VIF       EV VT          EG VA            EG VA              EG VA
                                              INTL VAL,   FLOATING-RATE    CORE BOND,   DIV CAP BUILDER,   DIV INC BUILDER,
DEC. 31, 2008 (CONTINUED)                        SERV          INC            CL 2            CL 2               CL 1
 ASSETS
Investments, at fair value(1),(2)              $206,306    $67,320,424    $30,172,976      $1,102,236         $3,552,834
Dividends receivable                                 --        430,130             --              --                 --
Accounts receivable from RiverSource Life
  for contract purchase payments                     --         56,750             --              --                 --
Receivable for share redemptions                    319        102,686         47,221           1,369              4,027
---------------------------------------------------------------------------------------------------------------------------
Total assets                                    206,625     67,909,990     30,220,197       1,103,605          3,556,861
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  291         87,325         37,690           1,215              3,532
    Administrative charge                            28          8,859          4,156             147                495
    Contract terminations                            --          6,503          5,375               7                 --
Payable for investments purchased                    --        486,880             --              --                 --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   319        589,567         47,221           1,369              4,027
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           205,350     67,320,423     30,172,874       1,102,197          3,535,859
Net assets applicable to contracts in
  payment period                                     --             --             --              --             16,975
Net assets applicable to seed money                 956             --            102              39                 --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                               $206,306    $67,320,423    $30,172,976      $1,102,236         $3,552,834
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            23,524     10,231,067      3,829,058         130,907            550,827
(2) Investments, at cost                       $362,452    $96,038,702    $38,819,580      $1,728,908         $5,407,612
---------------------------------------------------------------------------------------------------------------------------







                                                                       SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------
                                                  EG VA           EG VA         EG VA         EG VA              EG VA
                                            DIV INC BUILDER,   FUNDAMENTAL   FUNDAMENTAL       GRO,             HI INC,
DEC. 31, 2008 (CONTINUED)                         CL 2        LG CAP, CL 1  LG CAP, CL 2       CL 2               CL 2
 ASSETS
Investments, at fair value(1),(2)              $27,821,220     $  895,162    $14,025,727   $ 7,576,801        $16,621,963
Dividends receivable                                    --             --             --            --                 --
Accounts receivable from RiverSource Life
  for contract purchase payments                        --             --          1,412         1,151                 --
Receivable for share redemptions                    41,968          1,020         18,441        10,892             24,374
------------------------------------------------------------------------------------------------------------------------------
Total assets                                    27,863,188        896,182     14,045,580     7,588,844         16,646,337
------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  35,253            895         15,528         9,140             20,631
    Administrative charge                            3,763            124          1,907         1,021              2,240
    Contract terminations                            2,951             --          1,006           732              1,502
Payable for investments purchased                       --             --          1,412         1,151                 --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   41,967          1,019         19,853        12,044             24,373
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           27,821,182        895,163     14,025,639     7,576,721         16,621,867
Net assets applicable to contracts in
  payment period                                        --             --             --            --                 --
Net assets applicable to seed money                     39             --             88            79                 97
------------------------------------------------------------------------------------------------------------------------------
Total net assets                               $27,821,221     $  895,163    $14,025,727   $ 7,576,800        $16,621,964
------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            4,320,065         70,374      1,106,130       936,564          2,646,809
(2) Investments, at cost                       $43,509,959     $1,171,134    $18,187,444   $12,010,845        $26,051,417
------------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    231

STATEMENTS OF ASSETS AND LIABILITIES



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                   ------------------------------------------------------------------
                                                                                                             EG VA
                                                      EG VA        EG VA         EG VA         EG VA        SPECIAL
                                                    INTL EQ,      INTL EQ,       OMEGA,        OMEGA,         VAL,
DEC. 31, 2008 (CONTINUED)                             CL 1          CL 2          CL 1          CL 2          CL 1
 ASSETS
Investments, at fair value(1),(2)                  $1,531,212   $18,267,346    $1,747,792   $21,189,183    $4,884,102
Dividends receivable                                       --            --            --            --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                               --         2,292            --            65            --
Receivable for share redemptions                        1,737        26,021         1,977        31,229        10,420
---------------------------------------------------------------------------------------------------------------------
Total assets                                        1,532,949    18,295,659     1,749,769    21,220,477     4,894,522
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      1,521        21,756         1,735        26,187         4,895
    Administrative charge                                 216         2,478           241         2,897           678
    Contract terminations                                  --         1,787            --         2,144         4,847
Payable for investments purchased                          --         2,292            --            65            --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                       1,737        28,313         1,976        31,293        10,420
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               1,529,899    18,267,246     1,747,009    21,189,141     4,884,102
Net assets applicable to contracts in payment
  period                                                1,313            --           784            --            --
Net assets applicable to seed money                        --           100            --            43            --
---------------------------------------------------------------------------------------------------------------------
Total net assets                                   $1,531,212   $18,267,346    $1,747,793   $21,189,184    $4,884,102
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 159,335     1,912,811       121,122     1,486,960       532,037
(2) Investments, at cost                           $2,203,901   $25,006,852    $1,832,068   $23,012,474    $7,440,247
---------------------------------------------------------------------------------------------------------------------







                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                  ------------------------------------------------------------------
                                                      EG VA        FID VIP       FID VIP     FID VIP       FID VIP
                                                  SPECIAL VAL,       BAL,          BAL,    CONTRAFUND,   CONTRAFUND,
DEC. 31, 2008 (CONTINUED)                             CL 2         SERV CL      SERV CL 2    SERV CL      SERV CL 2
 ASSETS
Investments, at fair value(1),(2)                  $10,170,802     $312,868      $104,083  $ 8,451,056  $271,439,932
Dividends receivable                                        --           --            --           --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                               216           --            --           --       122,820
Receivable for share redemptions                        14,994          351           134       19,671       409,699
--------------------------------------------------------------------------------------------------------------------
Total assets                                        10,186,012      313,219       104,217    8,470,727   271,972,451
--------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      11,113          307           120        8,396       351,782
    Administrative charge                                1,388           43            14        1,167        36,324
    Contract terminations                                2,492           --            --       10,108        21,593
Payable for investments purchased                          216           --            --           --       122,820
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                       15,209          350           134       19,671       532,519
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               10,170,669      312,869       103,984    8,450,156   271,438,609
Net assets applicable to contracts in payment
  period                                                    --           --            --          900         1,323
Net assets applicable to seed money                        134           --            99           --            --
--------------------------------------------------------------------------------------------------------------------
Total net assets                                   $10,170,803     $312,869      $104,083  $ 8,451,056  $271,439,932
--------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                1,110,350       31,796        10,675      551,276    17,928,661
(2) Investments, at cost                           $15,878,753     $428,808      $156,119  $13,529,609  $484,911,699
--------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 232    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                   -----------------------------------------------------------
                                                     FID VIP     FID VIP      FID VIP     FID VIP     FID VIP
                                                    DYN APPR,  GRO & INC,   GRO & INC,     GRO,        GRO,
DEC. 31, 2008 (CONTINUED)                           SERV CL 2    SERV CL     SERV CL 2    SERV CL    SERV CL 2
 ASSETS
Investments, at fair value(1),(2)                  $1,105,437  $2,999,859    $172,350    $ 81,182   $2,928,516
Dividends receivable                                       --          --          --          --           --
Accounts receivable from RiverSource Life for
  contract purchase payments                               --          20          --          --          312
Receivable for share redemptions                       23,792       4,130         239          87       11,665
--------------------------------------------------------------------------------------------------------------
Total assets                                        1,129,229   3,004,009     172,589      81,269    2,940,493
--------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      1,218       3,720         215          77        3,195
    Administrative charge                                 154         411          24          11          401
    Contract terminations                              22,420          --          --          --        8,069
Payable for investments purchased                          --          20          --          --          312
--------------------------------------------------------------------------------------------------------------
Total liabilities                                      23,792       4,151         239          88       11,977
--------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               1,098,955   2,999,858     172,256      81,181    2,927,448
Net assets applicable to contracts in payment
  period                                                6,398          --          --          --          781
Net assets applicable to seed money                        84          --          94          --          287
--------------------------------------------------------------------------------------------------------------
Total net assets                                   $1,105,437  $2,999,858    $172,350    $ 81,181   $2,928,516
--------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 212,584     343,626      19,925       3,459      125,633
(2) Investments, at cost                           $1,612,647  $4,575,926    $264,893    $133,071   $3,912,674
--------------------------------------------------------------------------------------------------------------







                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                    -------------------------------------------------------------------
                                                      FID VIP      FID VIP       FID VIP       FID VIP        FID VIP
                                                      HI INC,      HI INC,     INVEST GR,      MID CAP,      MID CAP,
DEC. 31, 2008 (CONTINUED)                             SERV CL     SERV CL 2     SERV CL 2      SERV CL       SERV CL 2
 ASSETS
Investments, at fair value(1),(2)                   $2,417,049   $1,041,537   $186,242,551   $14,784,404   $127,460,423
Dividends receivable                                        --           --             --            --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                                --           --         76,583           150         61,555
Receivable for share redemptions                         2,701        1,337        340,011        20,285        220,359
-----------------------------------------------------------------------------------------------------------------------
Total assets                                         2,419,750    1,042,874    186,659,145    14,804,839    127,742,337
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       2,370        1,196        258,035        15,851        160,325
    Administrative charge                                  331          141         25,909         2,031         16,958
    Contract terminations                                   --           --         56,066         2,404         43,076
Payable for investments purchased                           --           --         76,583           150         61,555
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                        2,701        1,337        416,593        20,436        281,914
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                             2,407,389    1,041,493    186,242,552    14,765,611    127,460,243
Net assets applicable to contracts in payment
  period                                                 9,660           --             --        18,792            180
Net assets applicable to seed money                         --           44             --            --             --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                    $2,417,049   $1,041,537   $186,242,552   $14,784,403   $127,460,423
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  613,464      267,747     16,027,758       806,569      7,034,240
(2) Investments, at cost                            $3,659,869   $1,592,672   $196,040,389   $19,425,099   $196,315,423
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    233

STATEMENTS OF ASSETS AND LIABILITIES



                                                                    SEGREGATED ASSET SUBACCOUNTS
                                             --------------------------------------------------------------------------
                                               FID VIP       FID VIP       FTVIPT FRANK    FTVIPT FRANK    FTVIPT FRANK
                                              OVERSEAS,     OVERSEAS,    GLOBAL REAL EST,    INC SEC,      RISING DIVD,
DEC. 31, 2008 (CONTINUED)                      SERV CL      SERV CL 2          CL 2            CL 2            CL 2
 ASSETS
Investments, at fair value(1),(2)            $1,272,955    $25,326,772      $ 7,104,781     $20,865,271     $  964,302
Dividends receivable                                 --             --               --              --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                     --          2,165            4,106              --             --
Receivable for share redemptions                  1,804         41,524            9,518          45,975          1,579
-----------------------------------------------------------------------------------------------------------------------
Total assets                                  1,274,759     25,370,461        7,118,405      20,911,246        965,881
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                1,631         33,074            8,555          26,259          1,448
    Administrative charge                           173          3,410              959           2,858            132
    Contract terminations                            --          5,041                2          16,857             --
Payable for investments purchased                    --          2,165            4,106              --             --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                 1,804         43,690           13,622          45,974          1,580
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         1,271,928     25,326,703        7,104,723      20,856,792        963,709
Net assets applicable to contracts in
  payment period                                  1,027             68               --           8,434             --
Net assets applicable to seed money                  --             --               60              46            592
-----------------------------------------------------------------------------------------------------------------------
Total net assets                             $1,272,955    $25,326,771      $ 7,104,783     $20,865,272     $  964,301
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           105,029      2,098,324          669,631       1,839,971         70,284
(2) Investments, at cost                     $1,948,875    $37,915,975      $14,952,505     $27,858,030     $1,297,263
-----------------------------------------------------------------------------------------------------------------------







                                                                    SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------
                                             FTVIPT FRANK   FTVIPT FRANK   FTVIPT MUTUAL    FTVIPT TEMP    FTVIPT TEMP
                                              SM CAP VAL,    SM MID CAP     SHARES SEC,    DEV MKTS SEC,     FOR SEC,
DEC. 31, 2008 (CONTINUED)                        CL 2         GRO, CL 2         CL 2            CL 2           CL 2
 ASSETS
Investments, at fair value(1),(2)             $6,702,665     $10,707,551    $70,941,591      $  927,434    $16,811,333
Dividends receivable                                  --              --             --              --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                      --             472         21,403              --             --
Receivable for share redemptions                   8,131          31,183        157,158           1,057         25,133
----------------------------------------------------------------------------------------------------------------------
Total assets                                   6,710,796      10,739,206     71,120,152         928,491     16,836,466
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 7,212          11,261         77,780             931         17,526
    Administrative charge                            914           1,467          9,739             127          2,290
    Contract terminations                              5          18,455         69,639              --          5,318
Payable for investments purchased                     --             472         21,403              --             --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                  8,131          31,655        178,561           1,058         25,134
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          6,702,336      10,705,735     70,940,333         908,976     16,811,269
Net assets applicable to contracts in
  payment period                                     268           1,456          1,194          18,457             --
Net assets applicable to seed money                   61             360             64              --             63
----------------------------------------------------------------------------------------------------------------------
Total net assets                              $6,702,665     $10,707,551    $70,941,591      $  927,433    $16,811,332
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            635,324         911,281      6,022,206         153,549      1,562,391
(2) Investments, at cost                      $9,072,465     $16,439,569    $95,666,134      $1,715,269    $22,009,686
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 234    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              -------------------------------------------------------------------------
                                               FTVIPT TEMP   FTVIPT TEMP      GS VIT         GS VIT          GS VIT
                                              GLOBAL BOND,     GRO SEC,      CAP GRO,        MID CAP     STRATEGIC INTL
DEC. 31, 2008 (CONTINUED)                         CL 2           CL 2          INST         VAL, INST       EQ, INST
 ASSETS
Investments, at fair value(1),(2)             $191,199,516    $2,776,477     $315,118     $101,943,087        $243,651
Dividends receivable                                    --            --           --               --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                    64,132            --           --           45,440              --
Receivable for share redemptions                   384,833         3,935          445          155,562             325
-----------------------------------------------------------------------------------------------------------------------
Total assets                                   191,648,481     2,780,412      315,563      102,144,089         243,976
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 267,406         3,557          402          133,307             293
    Administrative charge                           27,011           377           43           13,556              31
    Contract terminations                           90,416            --           --            8,699              --
Payable for investments purchased                   64,132            --           --           45,440              --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                  448,965         3,934          445          201,002             324
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          191,167,857     2,776,316      315,118      101,921,215         243,652
Net assets applicable to contracts in
  payment period                                    31,659            --           --           21,872              --
Net assets applicable to seed money                     --           162           --               --              --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                              $191,199,516    $2,776,478     $315,118     $101,943,087        $243,652
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           11,181,258       338,595       42,584       11,771,719          38,011
(2) Investments, at cost                      $173,658,635    $4,697,145     $445,806     $171,988,278        $391,544
-----------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              -------------------------------------------------------------------------

                                                 GS VIT      JANUS ASPEN    JANUS ASPEN    JANUS ASPEN     JANUS ASPEN
                                              STRUCTD U.S.       BAL,      GLOBAL TECH,     OVERSEAS,        JANUS,
DEC. 31, 2008 (CONTINUED)                       EQ, INST         INST          SERV           SERV            SERV
 ASSETS
Investments, at fair value(1),(2)               $4,499,820    $3,249,768     $218,987       $2,477,600    $146,733,812
Dividends receivable                                    --            --           --               --              --
Accounts receivable from RiverSource Life
  for contract purchase payments                    16,000            --           --               --         118,482
Receivable for share redemptions                     5,820         4,163          292            3,503         220,813
-----------------------------------------------------------------------------------------------------------------------
Total assets                                     4,521,640     3,253,931      219,279        2,481,103     147,073,107
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   5,202         3,717          261            3,166         189,974
    Administrative charge                              617           446           30              337          19,378
    Contract terminations                               --            --           --               --          11,461
Payable for investments purchased                   16,000            --           --               --         118,482
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                   21,819         4,163          291            3,503         339,295
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            4,498,159     3,249,354      218,988        2,477,600     146,733,812
Net assets applicable to contracts in
  payment period                                     1,046           414           --               --              --
Net assets applicable to seed money                    616            --           --               --              --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                $4,499,821    $3,249,768     $218,988       $2,477,600    $146,733,812
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              563,182       141,911       75,513           95,256       9,418,088
(2) Investments, at cost                        $6,616,675    $3,486,657     $377,422       $3,326,595    $221,825,850
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    235

STATEMENTS OF ASSETS AND LIABILITIES



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------
                                               JANUS ASPEN   JANUS ASPEN    JPM U.S.    LAZARD RETIRE    LAZARD RETIRE
                                               ENTERPRISE,      WORLD,       LG CAP        INTL EQ,     U.S. STRATEGIC,
DEC. 31, 2008 (CONTINUED)                          SERV          INST        CORE EQ         SERV             SERV
 ASSETS
Investments, at fair value(1),(2)               $  869,977    $  866,307     $454,200       $265,755        $165,395
Dividends receivable                                    --            --           --             --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                            --            --           --             --              --
Receivable for share redemptions                     1,203         1,103          625            376             235
-----------------------------------------------------------------------------------------------------------------------
Total assets                                       871,180       867,410      454,825        266,131         165,630
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   1,077           985          557            339             212
    Administrative charge                              120           118           63             37              23
    Contract terminations                                7            --            5             --              --
Payable for investments purchased                       --            --           --             --              --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                    1,204         1,103          625            376             235
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              869,976       861,426      454,200        265,755         165,395
Net assets applicable to contracts in payment
  period                                                --         4,881           --             --              --
Net assets applicable to seed money                     --            --           --             --              --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                $  869,976    $  866,307     $454,200       $265,755        $165,395
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               42,028        44,956       44,097         32,291          25,406
(2) Investments, at cost                        $1,378,150    $1,629,428     $590,836       $365,755        $262,092
-----------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------
                                                 LM PTNRS     LVIP BARON     MFS INV       MFS INV          MFS INV
                                                VAR SM CAP     GRO OPP,    GRO STOCK,       TRUST,           TRUST,
DEC. 31, 2008 (CONTINUED)                       GRO, CL I      SERV CL       SERV CL       INIT CL          SERV CI
 ASSETS
Investments, at fair value(1),(2)                  $24,193    $  934,041   $2,548,884     $2,983,918        $526,095
Dividends receivable                                    --            --           --             --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                            --            --           --             --              --
Receivable for share redemptions                        34         2,891        2,911         20,829             632
-----------------------------------------------------------------------------------------------------------------------
Total assets                                        24,227       936,932    2,551,795      3,004,747         526,727
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      31         1,169        2,563          3,394             560
    Administrative charge                                3           129          348            412              72
    Contract terminations                               --         1,593           --         17,024              --
Payable for investments purchased                       --            --           --             --              --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       34         2,891        2,911         20,830             632
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               23,306       934,041    2,548,047      2,983,734         526,039
Net assets applicable to contracts in payment
  period                                                --            --          569             --              --
Net assets applicable to seed money                    887            --          268            183              56
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $24,193    $  934,041   $2,548,884     $2,983,917        $526,095
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                2,797        53,944      366,746        203,819          36,133
(2) Investments, at cost                           $40,835    $1,191,735   $3,405,664     $3,635,606        $637,742
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 236    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                       MFS          MFS          MFS           MFS             MFS
                                                    NEW DIS,     NEW DIS,     RESEARCH,   TOTAL RETURN,   TOTAL RETURN,
DEC. 31, 2008 (CONTINUED)                            INIT CL      SERV CL      INIT CL       INIT CL         SERV CL
 ASSETS
Investments, at fair value(1),(2)                  $  927,872   $2,528,549   $1,307,121      $378,958      $51,120,091
Dividends receivable                                       --           --           --            --               --
Accounts receivable from RiverSource Life for
  contract purchase payments                               --           --           --           150               --
Receivable for share redemptions                        2,889        3,032        1,830           423           88,131
-----------------------------------------------------------------------------------------------------------------------
Total assets                                          930,761    2,531,581    1,308,951       379,531       51,208,222
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      1,131        2,588        1,651           371           53,887
    Administrative charge                                 128          344          179            51            6,995
    Contract terminations                               1,630          100           --            --           27,249
Payable for investments purchased                          --           --           --           150               --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       2,889        3,032        1,830           572           88,131
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                 927,869    2,527,848    1,307,121       378,959       51,119,866
Net assets applicable to contracts in payment
  period                                                    3          414           --            --               --
Net assets applicable to seed money                        --          287           --            --              225
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $  927,872   $2,528,549   $1,307,121      $378,959      $51,120,091
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 112,743      315,674      101,327        24,576        3,354,337
(2) Investments, at cost                           $1,658,989   $4,259,858   $1,656,754      $491,759      $64,168,568
-----------------------------------------------------------------------------------------------------------------------







                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                       MFS          MFS
                                                   UTILITIES,   UTILITIES,     NACM         OPCAP            OPCAP
DEC. 31, 2008 (CONTINUED)                            INIT CL      SERV CL     SM CAP          EQ            MANAGED
 ASSETS
Investments, at fair value(1),(2)                  $7,512,842   $3,437,916  $  709,512     $393,149       $1,580,484
Dividends receivable                                       --           --          --           --               --
Accounts receivable from RiverSource Life for
  contract purchase payments                               --           20          --           --               --
Receivable for share redemptions                        9,796       24,574         908          502            2,024
----------------------------------------------------------------------------------------------------------------------
Total assets                                        7,522,638    3,462,510     710,420      393,651        1,582,508
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      8,736        4,038         811          448            1,807
    Administrative charge                               1,029          473          97           54              217
    Contract terminations                                  30       20,063          --           --               --
Payable for investments purchased                          --           20          --           --               --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       9,795       24,594         908          502            2,024
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               7,492,240    3,437,705     709,512      393,017        1,578,199
Net assets applicable to contracts in payment
  period                                               20,513           --          --          132            2,285
Net assets applicable to seed money                        90          211          --           --               --
----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $7,512,843   $3,437,916  $  709,512     $393,149       $1,580,484
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 411,888      190,889      52,909       22,262           65,417
(2) Investments, at cost                           $9,376,268   $4,550,359  $1,381,958     $746,954       $2,490,406
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    237

STATEMENTS OF ASSETS AND LIABILITIES



                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------------------------
                                                     OPPEN          OPPEN            OPPEN            OPPEN            OPPEN
                                                   CAP APPR        CAP APPR        GLOBAL SEC      GLOBAL SEC          HI INC
DEC. 31, 2008 (CONTINUED)                             VA           VA, SERV            VA           VA, SERV             VA
 ASSETS
Investments, at fair value(1),(2)                 $1,023,620     $36,063,331        $ 84,294       $ 9,964,785       $  214,185
Dividends receivable                                      --              --              --                --               --
Accounts receivable from RiverSource Life for
  contract purchase payments                              --           6,855              --                --               --
Receivable for share redemptions                       1,318          66,506             107            12,526              275
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                       1,024,938      36,136,692          84,401         9,977,311          214,460
---------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     1,177          47,845              96            11,156              245
    Administrative charge                                141           4,821              11             1,356               30
    Contract terminations                                 --          13,840              --                15               --
Payable for investments purchased                         --           6,855              --                --               --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      1,318          73,361             107            12,527              275
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              1,023,620      36,062,456          84,294         9,963,079          214,185
Net assets applicable to contracts in payment
  period                                                  --             875              --             1,524               --
Net assets applicable to seed money                       --              --              --               181               --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $1,023,620     $36,063,331        $ 84,294       $ 9,964,784       $  214,185
---------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 39,876       1,418,699           4,171           497,741          135,560
(2) Investments, at cost                          $1,617,055     $50,742,678        $125,725       $14,542,141       $1,207,731
---------------------------------------------------------------------------------------------------------------------------------







                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------------
                                                    OPPEN        OPPEN        OPPEN        OPPEN          OPPEN
                                                 HI INC VA,     MAIN ST    MAIN ST SM    STRATEGIC   STRATEGIC BOND
DEC. 31, 2008 (CONTINUED)                           SERV          VA      CAP VA, SERV    BOND VA       VA, SERV
 ASSETS
Investments, at fair value(1),(2)                $1,165,387    $137,613    $5,275,662     $168,773    $277,034,846
Dividends receivable                                     --          --            --           --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                             --          --           525           --         123,056
Receivable for share redemptions                      1,331         175         6,625          213         462,122
-------------------------------------------------------------------------------------------------------------------
Total assets                                      1,166,718     137,788     5,282,812      168,986     277,620,024
-------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    1,174         156         5,800          190         367,121
    Administrative charge                               153          19           723           23          37,744
    Contract terminations                                 4          --           103           --          57,257
Payable for investments purchased                        --          --           525           --         123,056
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                     1,331         175         7,151          213         585,178
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             1,165,387     137,613     5,257,963      168,773     276,991,842
Net assets applicable to contracts in payment
  period                                                 --          --        17,479           --          43,004
Net assets applicable to seed money                      --          --           219           --              --
-------------------------------------------------------------------------------------------------------------------
Total net assets                                 $1,165,387    $137,613    $5,275,661     $168,773    $277,034,846
-------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               737,587       9,451       500,537       37,589      60,753,256
(2) Investments, at cost                         $5,137,024    $207,993    $7,150,696     $182,281    $320,072,801
-------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 238    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------
                                                       PIMCO VIT      PUT VT       PUT VT       PUT VT       PUT VT
                                                      ALL ASSET,     DIV INC,     DIV INC,    GLOBAL EQ,   GRO & INC,
DEC. 31, 2008 (CONTINUED)                             ADVISOR CL       CL IA        CL IB        CL IA        CL IA
 ASSETS
Investments, at fair value(1),(2)                    $170,610,061   $1,079,784   $  648,478    $354,495    $2,359,910
Dividends receivable                                           --           --           --          --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                              118,309           --           --          --           800
Receivable for share redemptions                          276,540        1,377          845         449         3,027
---------------------------------------------------------------------------------------------------------------------
Total assets                                          171,004,910    1,081,161      649,323     354,944     2,363,737
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                        227,611        1,229          754         400         2,703
    Administrative charge                                  23,147          148           91          48           324
    Contract terminations                                  25,782           --           --          --            --
Payable for investments purchased                         118,309           --           --          --           800
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                         394,849        1,377          845         448         3,827
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                              170,610,061    1,074,450      648,444     354,383     2,359,760
Net assets applicable to contracts in payment
  period                                                       --        5,334           34         113           150
Net assets applicable to seed money                            --           --           --          --            --
---------------------------------------------------------------------------------------------------------------------
Total net assets                                     $170,610,061   $1,079,784   $  648,478    $354,496    $2,359,910
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  18,484,297      188,773      114,169      45,448       204,498
(2) Investments, at cost                             $214,939,350   $1,778,394   $1,024,936    $694,357    $4,788,124
---------------------------------------------------------------------------------------------------------------------







                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------
                                                        PUT VT       PUT VT      PUT VT       PUT VT      PUT VT
                                                      GRO & INC,  GLOBAL HLTH   HI YIELD,   HI YIELD,      INC,
DEC. 31, 2008 (CONTINUED)                                CL IB    CARE, CL IB     CL IA       CL IB        CL IB
 ASSETS
Investments, at fair value(1),(2)                     $4,744,903   $1,912,295  $  561,636    $400,951    $ 80,066
Dividends receivable                                          --           --          --          --          --
Accounts receivable from RiverSource Life for
  contract purchase payments                                  --           --          --          --          --
Receivable for share redemptions                           5,972        2,553         716         507          95
-----------------------------------------------------------------------------------------------------------------
Total assets                                           4,750,875    1,914,848     562,352     401,458      80,161
-----------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                         4,883        2,291         639         453          84
    Administrative charge                                    650          262          77          54          11
    Contract terminations                                    438           --          --          --          --
Payable for investments purchased                             --           --          --          --          --
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                          5,971        2,553         716         507          95
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                               4,744,837    1,912,049     560,478     400,951      79,901
Net assets applicable to contracts in payment period          --           --       1,158          --          --
Net assets applicable to seed money                           67          246          --          --         165
-----------------------------------------------------------------------------------------------------------------
Total net assets                                      $4,744,904   $1,912,295  $  561,636    $400,951    $ 80,066
-----------------------------------------------------------------------------------------------------------------
(1) Investment shares                                    413,680      173,530     111,880      80,512       8,936
(2) Investments, at cost                              $9,215,899   $1,979,788  $1,033,610    $681,896    $109,130
-----------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    239

STATEMENTS OF ASSETS AND LIABILITIES



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                    PUT VT          PUT VT           PUT VT        PUT VT       PUT VT
                                                   INTL EQ,    INTL GRO & INC,   INTL NEW OPP,    NEW OPP,    RESEARCH,
DEC. 31, 2008 (CONTINUED)                           CL IB           CL IB            CL IB          CL IA       CL IB
 ASSETS
Investments, at fair value(1),(2)                $14,538,988        $3,796         $  955,984    $1,469,368    $181,248
Dividends receivable                                      --            --                 --            --          --
Accounts receivable from RiverSource Life for
  contract purchase payments                           2,989            --                 --            --          --
Receivable for share redemptions                      19,768             5              1,103         1,878         217
-----------------------------------------------------------------------------------------------------------------------
Total assets                                      14,561,745         3,801            957,087     1,471,246     181,465
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    15,649             5                973         1,677         175
    Administrative charge                              1,972            --                130           201          25
    Contract terminations                              2,147            --                 --            --          17
Payable for investments purchased                      2,989            --                 --            --          --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                     22,757             5              1,103         1,878         217
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             14,538,677         3,796            955,984     1,469,239     180,982
Net assets applicable to contracts in payment
  period                                                  14            --                 --           129          --
Net assets applicable to seed money                      297            --                 --            --         266
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                 $14,538,988        $3,796         $  955,984    $1,469,368    $181,248
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              1,635,432           532             82,271       111,400      22,656
(2) Investments, at cost                         $24,013,424        $6,947         $1,046,762    $2,341,692    $234,207
-----------------------------------------------------------------------------------------------------------------------







                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------
                                                    PUT VT         PUT VT            PUT VT       PUT VT        RW VT
                                                 SM CAP VAL,       VISTA,           VOYAGER,     VOYAGER,      LG CAP
DEC. 31, 2008 (CONTINUED)                           CI IB          CL IB             CL IA         CL IB       CORE EQ
 ASSETS
Investments, at fair value(1),(2)                 $  721,167     $4,034,486         $201,376    $  873,566   $3,334,848
Dividends receivable                                      --             --               --            --           --
Accounts receivable from RiverSource Life for
  contract purchase payments                              --            900               --            --        1,276
Receivable for share redemptions                       1,098          5,386              255         1,123        3,832
------------------------------------------------------------------------------------------------------------------------
Total assets                                         722,265      4,040,772          201,631       874,689    3,339,956
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     1,002          4,385              228         1,003        3,383
    Administrative charge                                 97            552               27           120          449
    Contract terminations                                 --            449               --            --           --
Payable for investments purchased                         --            900               --            --        1,276
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      1,099          6,286              255         1,123        5,108
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                721,117      4,033,691          200,989       873,566    3,334,807
Net assets applicable to contracts in payment
  period                                                  --            352              387            --           --
Net assets applicable to seed money                       49            443               --            --           41
------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $  721,166     $4,034,486         $201,376    $  873,566   $3,334,848
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 84,545        485,498            9,999        43,722      495,520
(2) Investments, at cost                          $1,597,174     $6,871,957         $414,340    $2,040,518   $5,815,491
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 240    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------------------
                                                     RW VT            RW VT          RW VT         RW VT          ROYCE
                                                    LG CAP           LG CAP         MID-CAP        SM CAP      MICRO-CAP,
DEC. 31, 2008 (CONTINUED)                          GRO STOCK         VAL EQ         CORE EQ        VAL EQ       INVEST CL
 ASSETS
Investments, at fair value(1),(2)                 $2,898,393        $386,147        $123,099    $ 5,271,948    $1,560,071
Dividends receivable                                      --              --              --             --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                           1,359              --              --          5,335            --
Receivable for share redemptions                       3,608             514             145          6,166         2,168
-------------------------------------------------------------------------------------------------------------------------
Total assets                                       2,903,360         386,661         123,244      5,283,449     1,562,239
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     3,216             461             129          5,467         1,948
    Administrative charge                                392              53              17            700           213
    Contract terminations                                 --              --              --             --             7
Payable for investments purchased                      1,359              --              --          5,335            --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      4,967             514             146         11,502         2,168
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              2,898,227         385,898         122,703      5,271,947     1,560,071
Net assets applicable to contracts in payment
  period                                                  --              --              --             --            --
Net assets applicable to seed money                      166             249             395             --            --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $2,898,393        $386,147        $123,098    $ 5,271,947    $1,560,071
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                319,911          36,088          19,478        948,192       258,718
(2) Investments, at cost                          $4,834,424        $460,194        $210,043    $11,732,965    $2,521,499
-------------------------------------------------------------------------------------------------------------------------







                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------
                                                    ROYCE           RVS             RVS          RVS
                                                   SM-CAP,        PTNRS VP       PTNRS VP      PTNRS VP        RVS
DEC. 31, 2008 (CONTINUED)                         INVEST CL   FUNDAMENTAL VAL   SELECT VAL    SM CAP VAL     VP BAL
 ASSETS
Investments, at fair value(1),(2)                $1,326,367     $115,079,701      $53,563    $55,145,534   $4,676,586
Dividends receivable                                     --               --           --             --           --
Accounts receivable from RiverSource Life for
  contract purchase payments                             --           99,110           --          6,851           --
Receivable for share redemptions                      1,828               --           --             --           --
----------------------------------------------------------------------------------------------------------------------
Total assets                                      1,328,195      115,178,811       53,563     55,152,385    4,676,586
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    1,647          149,492           78         73,939        5,343
    Administrative charge                               181           15,129            7          7,356          641
    Contract terminations                                --            8,426           --         17,429           --
Payable for investments purchased                        --               --           --             --           --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                     1,828          173,047           85         98,724        5,984
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             1,326,367      115,005,764       52,707     55,053,661    4,664,605
Net assets applicable to contracts in payment
  period                                                 --               --           --             --        5,945
Net assets applicable to seed money                      --               --          771             --           52
----------------------------------------------------------------------------------------------------------------------
Total net assets                                 $1,326,367     $115,005,764      $53,478    $55,053,661   $4,670,602
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               206,599       16,871,796        7,977      6,139,925      472,698
(2) Investments, at cost                         $1,589,389     $178,942,744      $81,214    $85,077,074   $7,165,011
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    241

STATEMENTS OF ASSETS AND LIABILITIES



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                   RVS VP        RVS VP         RVS VP           RVS VP
                                                    CASH           DIV            DIV       GLOBAL INFLATION      SEL VP
DEC. 31, 2008 (CONTINUED)                           MGMT          BOND          EQ INC          PROT SEC           GRO
 ASSETS
Investments, at fair value(1),(2)               $73,832,073   $365,588,976   $282,601,631     $151,739,651     $12,006,281
Dividends receivable                              1,180,969             --             --               --              --
Accounts receivable from RiverSource Life for
  contract purchase payments                         17,090        189,538        147,940           78,756           2,257
Receivable for share redemptions                         --             --             --               --              --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                     75,030,132    365,778,514    282,749,571      151,818,407      12,008,538
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   94,688        492,150        365,998          207,250          15,130
    Administrative charge                            10,229         50,432         37,331           21,047           1,578
    Contract terminations                            90,111        171,123         12,033           29,170              21
Payable for investments purchased                        --             --             --               --              --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   195,028        713,705        415,362          257,467          16,729
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            74,787,435    365,055,780    282,292,771      151,532,902      11,991,705
Net assets applicable to contracts in payment
  period                                             47,669          9,029         41,438           28,038              --
Net assets applicable to seed money                      --             --             --               --             104
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                $74,835,104   $365,064,809   $282,334,209     $151,560,940     $11,991,809
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            73,900,534     37,311,376     31,953,303       15,088,323       2,825,571
(2) Investments, at cost                        $73,857,380   $388,245,538   $440,005,487     $150,767,747     $20,644,618
--------------------------------------------------------------------------------------------------------------------------







                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------
                                                   RVS VP        RVS VP         RVS VP        SEL VP       RVS VP
                                                  HI YIELD         INC           DYN          LG CAP       MID CAP
DEC. 31, 2008 (CONTINUED)                           BOND           OPP            EQ            VAL          GRO
 ASSETS
Investments, at fair value(1),(2)               $23,995,755   $101,857,078   $49,055,750     $ 86,757    $4,193,586
Dividends receivable                                     --             --            --           --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                          2,779         74,262        15,676           --         2,338
Receivable for share redemptions                         --             --            --           --            --
--------------------------------------------------------------------------------------------------------------------
Total assets                                     23,998,534    101,931,340    49,071,426       86,757     4,195,924
--------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   32,112        134,276        63,498          115         5,308
    Administrative charge                             3,225         13,658         6,594           11           557
    Contract terminations                             1,806         10,712        11,531           --           756
Payable for investments purchased                        --             --            --           --            --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                    37,143        158,646        81,623          126         6,621
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            23,961,391    101,772,694    48,986,388       86,007     4,188,200
Net assets applicable to contracts in payment
  period                                                 --             --         3,290           --           936
Net assets applicable to seed money                      --             --           125          624           167
--------------------------------------------------------------------------------------------------------------------
Total net assets                                $23,961,391   $101,772,694   $48,989,803     $ 86,631    $4,189,303
--------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             4,962,453     12,750,484     3,698,771       13,162       595,549
(2) Investments, at cost                        $33,087,701   $127,517,613   $78,002,445     $141,991    $6,526,261
--------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 242    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  ------------------------------------------------------------------------
                                                    RVS VP        RVS          RVS VP       SEL VP           THDL VP
                                                    MID CAP        VP          SHORT        SM CAP            EMER
DEC. 31, 2008 (CONTINUED)                             VAL       S&P 500       DURATION        VAL             MKTS
 ASSETS
Investments, at fair value(1),(2)                 $  592,550  $11,516,653   $53,589,633   $1,750,853      $ 95,072,353
Dividends receivable                                      --           --            --           --                --
Accounts receivable from
RiverSource Life for contract purchase payments           --           --         6,859           --            54,797
Receivable for share redemptions                          --           --            --           --                --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                         592,550   11,516,653    53,596,492    1,750,853        95,127,150
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       875       12,142        67,689        1,986           123,636
    Administrative charge                                 80        1,559         7,320          239            12,473
    Contract terminations                                 --        1,261         9,663            6            20,727
Payable for investments purchased                         --           --            --           --                --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        955       14,962        84,672        2,231           156,836
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                590,882   11,486,375    53,509,802    1,748,575        94,970,314
Net assets applicable to contracts in payment
  period                                                  --       15,181         2,018           --                --
Net assets applicable to seed money                      713          135            --           47                --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $  591,595  $11,501,691   $53,511,820   $1,748,622      $ 94,970,314
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 93,438    1,933,141     5,386,164      269,669        10,851,599
(2) Investments, at cost                          $1,313,675  $14,764,111   $55,058,920   $3,157,353      $152,428,189
--------------------------------------------------------------------------------------------------------------------------







                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------
                                                    THDL VP       THIRD       VANK LIT      VANK LIT        VANK UIF
                                                     INTL          AVE        COMSTOCK,    GRO & INC,   GLOBAL REAL EST,
DEC. 31, 2008 (CONTINUED)                             OPP          VAL          CL II         CL II           CL II
 ASSETS
Investments, at fair value(1),(2)                 $  868,877   $1,390,381   $209,476,292   $3,023,020      $37,021,293
Dividends receivable                                      --           --             --           --               --
Accounts receivable from RiverSource Life for
  contract purchase payments                              --           --         65,879           --           30,835
Receivable for share redemptions                          --        1,981        334,113        3,521           53,014
------------------------------------------------------------------------------------------------------------------------
Total assets                                         868,877    1,392,362    209,876,284    3,026,541       37,105,142
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     1,008        1,789        279,156        3,113           47,293
    Administrative charge                                118          192         28,148          408            4,825
    Contract terminations                                 --           --         26,809           --              896
Payable for investments purchased                         --           --         65,879           --           30,835
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      1,126        1,981        399,992        3,521           83,849
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                865,554    1,390,381    209,408,969    3,022,964       37,021,293
Net assets applicable to contracts in payment
  period                                               1,382           --         67,323           --               --
Net assets applicable to seed money                      815           --             --           56               --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $  867,751   $1,390,381   $209,476,292   $3,023,020      $37,021,293
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                101,305      115,769     25,483,734      220,497        6,780,457
(2) Investments, at cost                          $1,321,415   $2,447,928   $329,460,680   $3,893,642      $61,710,413
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    243

STATEMENTS OF ASSETS AND LIABILITIES



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                 VANK UIF        VANK UIF         VANK UIF
                                               MID CAP GRO,   U.S. REAL EST,   U.S. REAL EST,      WANGER         WANGER
DEC. 31, 2008 (CONTINUED)                          CL II           CL I             CL II           INTL            USA
 ASSETS
Investments, at fair value(1),(2)                   $52,761     $1,173,360        $3,575,907    $104,911,361   $ 64,723,265
Dividends receivable                                     --             --                --              --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                             --             --             2,019          55,308         33,979
Receivable for share redemptions                         70          1,469             6,207         162,730         95,801
---------------------------------------------------------------------------------------------------------------------------
Total assets                                         52,831      1,174,829         3,584,133     105,129,399     64,853,045
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                       64          1,304             4,687         137,530         84,862
    Administrative charge                                 7            160               469          13,879          8,542
    Contract terminations                                --              5             1,051          11,321          2,396
Payable for investments purchased                        --             --             2,019          55,308         33,979
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        71          1,469             8,226         218,038        129,779
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                52,029      1,173,297         3,575,680     104,910,328     64,723,266
Net assets applicable to contracts in payment
  period                                                 --             --                --           1,033             --
Net assets applicable to seed money                     731             63               227              --             --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                    $52,760     $1,173,360        $3,575,907    $104,911,361   $ 64,723,266
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 9,144        142,918           439,301       5,070,631      3,353,537
(2) Investments, at cost                            $97,788     $2,219,656        $7,248,115    $160,783,612   $106,949,864
---------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                  WF ADV          WF ADV           WF ADV          WF ADV         WF ADV
                                                 VT ASSET         VT C&B            VT EQ          VT INTL       VT LG CO
DEC. 31, 2008 (CONTINUED)                          ALLOC        LG CAP VAL           INC            CORE           CORE
 ASSETS
Investments, at fair value(1),(2)               $13,081,963     $7,006,238       $11,024,698      $1,463,950   $    896,474
Dividends receivable                                     --             --                --              --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                          1,800          1,126               629             150             --
Receivable for share redemptions                     16,524          9,569            18,407           3,008          1,161
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     13,100,287      7,016,933        11,043,734       1,467,108        897,635
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   14,739          8,625            13,901           1,692          1,039
    Administrative charge                             1,784            939             1,510             200            122
    Contract terminations                                --              4             2,997           1,115             --
Payable for investments purchased                     1,800          1,126               629             150             --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    18,323         10,694            19,037           3,157          1,161
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            13,072,088      7,006,065        11,024,561       1,444,421        896,030
Net assets applicable to contracts in payment
  period                                              9,314             48                --          19,038             --
Net assets applicable to seed money                     562            126               136             492            444
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                $13,081,964     $7,006,239       $11,024,697      $1,463,951   $    896,474
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             1,405,152        996,620         1,115,860         317,560         93,872
(2) Investments, at cost                        $17,895,865     $9,966,975       $17,201,111      $2,549,490   $  1,363,116
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 244    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                        --------------------------------------------------------
                                                           WF ADV        WF ADV       WF ADV          WF ADV
                                                          VT LG CO      VT MONEY     VT SM CAP   VT TOTAL RETURN
DEC. 31, 2008 (CONTINUED)                                   GRO           MKT           GRO            BOND
 ASSETS
Investments, at fair value(1),(2)                       $27,069,199   $14,294,199   $2,768,386     $55,059,941
Dividends receivable                                             --        14,922           --         249,058
Accounts receivable from RiverSource Life for contract
  purchase payments                                           5,364            --           --              --
Receivable for share redemptions                             38,471       103,306        3,546         118,262
----------------------------------------------------------------------------------------------------------------
Total assets                                             27,113,034    14,412,427    2,771,932      55,427,261
----------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                           34,666        17,175        3,167          74,616
    Administrative charge                                     3,676         1,971          379           7,764
    Contract terminations                                       127        84,160            1          35,882
Payable for investments purchased                             5,364        14,922           --         249,058
----------------------------------------------------------------------------------------------------------------
Total liabilities                                            43,833       118,228        3,547         367,320
----------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                                 27,069,042    14,257,139    2,767,805      55,058,331
Net assets applicable to contracts in payment period             75        32,806           --              --
Net assets applicable to seed money                              84         4,254          580           1,610
----------------------------------------------------------------------------------------------------------------
Total net assets                                        $27,069,201   $14,294,199   $2,768,385     $55,059,941
----------------------------------------------------------------------------------------------------------------
(1) Investment shares                                     4,310,382    14,294,199      665,477       5,676,283
(2) Investments, at cost                                $40,515,357   $14,311,885   $5,788,374     $55,734,351
----------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    245

STATEMENTS OF OPERATIONS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------
                                               AIM VI            AIM VI              AIM VI           AIM VI         AIM VI
                                             BASIC VAL,        CAP APPR,           CAP APPR,         CAP DEV,       CAP DEV,
YEAR ENDED DEC. 31, 2008                       SER II            SER I               SER II            SER I         SER II
 INVESTMENT INCOME
Dividend income                             $    166,625      $        --         $        --      $         --   $         --
Variable account expenses                        479,288          142,942             205,336            17,095         34,059
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (312,663)        (142,942)           (205,336)          (17,095)       (34,059)
------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        4,453,082        3,290,341           4,021,171           446,256        580,240
    Cost of investments sold                   5,051,926        3,453,169           4,213,633           396,855        577,138
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (598,844)        (162,828)           (192,462)           49,401          3,102
Distributions from capital gains               6,480,896               --                  --           116,634        311,033
Net change in unrealized appreciation or
  depreciation of investments                (26,802,754)      (5,312,695)         (6,301,071)         (796,131)    (1,782,540)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               (20,920,702)      (5,475,523)         (6,493,533)         (630,096)    (1,468,405)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $(21,233,365)     $(5,618,465)        $(6,698,869)     $   (647,191)  $ (1,502,464)
------------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------
                                               AIM VI            AIM VI              AIM VI           AIM VI         AIM VI
                                              CORE EQ,          CORE EQ,       GLOBAL HLTH CARE,     INTL GRO,      INTL GRO,
YEAR ENDED DEC. 31, 2008 (CONTINUED)            SER I            SER II              SER II            SER I         SER II
 INVESTMENT INCOME
Dividend income                             $    459,326      $     6,695         $        --      $      7,982   $    418,194
Variable account expenses                        334,605            4,595               1,883            22,217      1,097,854
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  124,721            2,100              (1,883)          (14,235)      (679,660)
------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        8,171,439          136,821              78,149           440,825      1,996,634
    Cost of investments sold                   8,001,587          146,663              86,694           343,150      2,448,429
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    169,852           (9,842)             (8,545)           97,675       (451,795)
Distributions from capital gains                      --               --              26,773            19,301      1,215,854
Net change in unrealized appreciation or
  depreciation of investments                 (8,432,188)        (123,046)            (60,723)         (907,315)   (35,804,586)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (8,262,336)        (132,888)            (42,495)         (790,339)   (35,040,527)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $ (8,137,615)     $  (130,788)        $   (44,378)     $   (804,574)  $(35,720,187)
------------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------
                                               AIM VI            AB VPS              AB VPS           AB VPS         AB VPS
                                            MID CAP CORE       BAL WEALTH         GLOBAL TECH,      GRO & INC,     INTER BOND,
PERIOD ENDED DEC. 31,2008 (CONTINUED)        EQ, SER II    STRATEGY, CL B(1)          CL B             CL B           CL B
 INVESTMENT INCOME
Dividend income                             $     67,037      $        --         $        --      $    429,458   $    182,435
Variable account expenses                         95,269            4,747              62,025           301,191         54,154
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (28,232)          (4,747)            (62,025)          128,267        128,281
------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        1,440,525          163,524           2,285,039         6,408,454      1,178,655
    Cost of investments sold                   1,420,688          203,030           2,450,242         7,698,336      1,270,191
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     19,837          (39,506)           (165,203)       (1,289,882)       (91,536)
Distributions from capital gains                 593,396               --                  --         4,431,122             --
Net change in unrealized appreciation or
  depreciation of investments                 (2,348,479)        (281,196)         (2,569,378)      (15,419,745)      (354,302)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (1,735,246)        (320,702)         (2,734,581)      (12,278,505)      (445,838)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $ (1,763,478)     $  (325,449)        $(2,796,606)     $(12,150,238)  $   (317,557)
------------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 246    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                ---------------------------------------------------------------------------
                                                    AB VPS         AB VPS         AC VP           AC VP            AC VP
                                                  INTL VAL,      LG CAP GRO,    INC & GRO,   INFLATION PROT,       INTL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 CL B           CL B           CL I           CL II            CL II
 INVESTMENT INCOME
Dividend income                                 $   1,493,054   $         --   $    18,327     $ 5,564,291     $      1,054
Variable account expenses                           2,768,164        120,279        11,694       1,875,833            2,958
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (1,275,110)      (120,279)        6,633       3,688,458           (1,904)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             7,160,771      3,045,316       271,340      52,866,311            9,347
    Cost of investments sold                        7,212,960      3,152,653       296,186      53,233,054           14,464
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         (52,189)      (107,337)      (24,846)       (366,743)          (5,117)
Distributions from capital gains                   10,681,735             --       109,792              --           15,537
Net change in unrealized appreciation or
  depreciation of investments                    (129,335,251)    (4,263,495)     (435,014)     (6,324,706)        (106,383)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (118,705,705)    (4,370,832)     (350,068)     (6,691,449)         (95,963)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(119,980,815)  $ (4,491,111)  $  (343,435)    $(3,002,991)    $    (97,867)
---------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                ---------------------------------------------------------------------------
                                                    AC VP           AC VP         AC VP           AC VP             COL
                                                 MID CAP VAL,      ULTRA,          VAL,            VAL,        ASSET ALLOC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                CL II           CL II          CL I           CL II           VS CL A
 INVESTMENT INCOME
Dividend income                                 $          40   $         --   $    23,138     $     8,259     $     15,200
Variable account expenses                                 906        704,956        12,688           6,169            5,993
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          (866)      (704,956)       10,450           2,090            9,207
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                55,211      6,181,525       250,876          95,237          554,987
    Cost of investments sold                           61,006      7,009,217       288,820         129,647          532,942
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                          (5,795)      (827,692)      (37,944)        (34,410)          22,045
Distributions from capital gains                           --      6,859,049       122,842          46,854           54,831
Net change in unrealized appreciation or
  depreciation of investments                          (5,176)   (27,603,965)     (378,157)       (144,638)        (250,127)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        (10,971)   (21,572,608)     (293,259)       (132,194)        (173,251)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $     (11,837)  $(22,277,564)  $  (282,809)    $  (130,104)    $   (164,044)
---------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                ---------------------------------------------------------------------------
                                                     COL             COL           COL             COL              COL
                                                 FEDERAL SEC,     HI YIELD,     HI YIELD,      LG CAP GRO,     MARSICO GRO,
YEAR ENDED DEC. 31, 2008 (CONTINUED)               VS CL A         VS CL A       VS CL B         VS CL A          VS CL A
 INVESTMENT INCOME
Dividend income                                 $     102,416   $     60,349   $ 2,240,098     $     2,420     $    557,652
Variable account expenses                              21,106          7,215       375,350          10,868        2,607,152
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        81,310         53,134     1,864,748          (8,448)      (2,049,500)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             1,015,486        206,943     9,334,924         230,379        4,889,700
    Cost of investments sold                        1,045,730        239,340    10,282,122         244,912        5,734,741
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         (30,244)       (32,397)     (947,198)        (14,533)        (845,041)
Distributions from capital gains                           --             --            --              --               --
Net change in unrealized appreciation or
  depreciation of investments                          51,249       (177,803)   (6,696,765)       (428,779)     (79,600,715)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         21,005       (210,200)   (7,643,963)       (443,312)     (80,445,756)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $     102,315   $   (157,066)  $(5,779,215)    $  (451,760)    $(82,495,256)
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    247

STATEMENTS OF OPERATIONS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                          -------------------------------------------------------------------------------------
                                                 COL               COL            COL              CS                 CS
                                          MARSICO INTL OPP,    SM CAP VAL,     SM CO GRO,       COMMODITY           U.S. EQ
YEAR ENDED DEC. 31, 2008 (CONTINUED)           VS CL B           VS CL B        VS CL A          RETURN            FLEX III
 INVESTMENT INCOME
Dividend income                               $   1,709        $    607,291   $        --      $     5,529        $        --
Variable account expenses                         1,644           2,058,020         2,075            6,997              3,597
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      65          (1,450,729)       (2,075)          (1,468)            (3,597)
-------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          60,236          12,759,219        35,335           84,633            115,465
    Cost of investments sold                     80,089          15,754,274        21,367          119,029            111,993
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (19,853)         (2,995,055)       13,968          (34,396)             3,472
Distributions from capital gains                 26,095          16,313,271        21,137           28,167                 --
Net change in unrealized appreciation or
  depreciation of investments                   (90,222)        (50,963,258)     (115,112)        (213,054)           (95,533)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (83,980)        (37,645,042)      (80,007)        (219,283)           (92,061)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $ (83,915)       $(39,095,771)  $   (82,082)     $  (220,751)       $   (95,658)
-------------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                          -------------------------------------------------------------------------------------
                                               DREY IP           DREY IP        DREY SOC        DREY VIF           DREY VIF
                                            MIDCAP STOCK,       TECH GRO,      RESP GRO,          APPR,            INTL EQ,
YEAR ENDED DEC. 31, 2008 (CONTINUED)             SERV              SERV           INIT            SERV               SERV
 INVESTMENT INCOME
Dividend income                               $     616        $         --   $    11,349      $    13,409        $       671
Variable account expenses                         1,227             273,901        20,339           12,200                649
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (611)           (273,901)       (8,990)           1,209                 22
-------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          16,556           2,870,793       452,793           93,062             12,885
    Cost of investments sold                     24,243           2,800,006       540,121           93,615             19,793
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (7,687)             70,787       (87,328)            (553)            (6,908)
Distributions from capital gains                 12,247                  --            --           58,173              1,435
Net change in unrealized appreciation or
  depreciation of investments                   (42,842)         (8,150,097)     (493,352)        (333,636)           (20,319)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (38,282)         (8,079,310)     (580,680)        (276,016)           (25,792)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $ (38,893)       $ (8,353,211)  $  (589,670)     $  (274,807)       $   (25,770)
-------------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                          -------------------------------------------------------------------------------------
                                               DREY VIF           EV VT          EG VA            EG VA              EG VA
                                              INTL VAL,       FLOATING-RATE    CORE BOND,   DIV CAP BUILDER,   DIV INC BUILDER,
YEAR ENDED DEC. 31, 2008 (CONTINUED)             SERV              INC            CL 2            CL 2               CL 1
 INVESTMENT INCOME
Dividend income                               $   6,651        $  4,317,260   $   630,901      $        --        $   382,002
Variable account expenses                         5,170           1,217,639       618,237           26,910             70,573
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   1,481           3,099,621        12,664          (26,910)           311,429
-------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         164,765           6,303,489    12,070,397          621,133          2,891,437
    Cost of investments sold                    213,827           6,867,869    13,840,860          659,193          3,411,752
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (49,062)           (564,380)   (1,770,463)         (38,060)          (520,315)
Distributions from capital gains                 57,693                  --            --               --                 --
Net change in unrealized appreciation or
  depreciation of investments                  (158,383)        (26,644,304)   (7,549,954)        (975,229)        (1,697,964)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (149,752)        (27,208,684)   (9,320,417)      (1,013,289)        (2,218,279)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $(148,271)       $(24,109,063)  $(9,307,753)     $(1,040,199)       $(1,906,850)
-------------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 248    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ----------------------------------------------------------------------------
                                                    EG VA            EG VA          EG VA         EG VA          EG VA
                                              DIV INC BUILDER,    FUNDAMENTAL    FUNDAMENTAL       GRO,         HI INC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                CL 2         LG CAP, CL 1   LG CAP, CL 2       CL 2           CL 2
 INVESTMENT INCOME
Dividend income                                 $  2,653,268     $     17,937    $   233,732   $        --   $   2,131,026
Variable account expenses                            604,294           17,496        254,186       161,020         351,521
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    2,048,974              441        (20,454)     (161,020)      1,779,505
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                            8,628,085          611,440      3,118,967     1,926,590       5,188,926
    Cost of investments sold                      10,424,684          620,680      3,191,519     2,292,245       6,080,860
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (1,796,599)          (9,240)       (72,552)     (365,655)       (891,934)
Distributions from capital gains                          --               --             --            --              --
Net change in unrealized appreciation or
  depreciation of investments                    (13,462,333)        (549,141)    (7,290,324)   (5,057,147)     (7,419,250)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (15,258,932)        (558,381)    (7,362,876)   (5,422,802)     (8,311,184)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(13,209,958)    $   (557,940)   $(7,383,330)  $(5,583,822)  $  (6,531,679)
--------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ----------------------------------------------------------------------------
                                                    EG VA            EG VA          EG VA         EG VA          EG VA
                                                  INTL EQ,         INTL EQ,        OMEGA,         OMEGA,      SPECIAL VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                CL 1             CL 2           CL 1           CL 2           CL 1
 INVESTMENT INCOME
Dividend income                                 $         --     $         --    $        --   $        --   $      81,999
Variable account expenses                             39,504          380,980         32,394       443,594          98,455
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (39,504)        (380,980)       (32,394)     (443,594)        (16,456)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                            2,000,119        4,821,099      1,054,571     6,987,362       3,176,625
    Cost of investments sold                       2,183,949        4,756,710        898,356     6,228,959       3,658,897
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (183,830)          64,389        156,215       758,403        (482,272)
Distributions from capital gains                     104,214          770,761             --            --              --
Net change in unrealized appreciation or
  depreciation of investments                     (1,516,074)     (14,123,278)      (926,713)   (9,468,657)     (2,183,236)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (1,595,690)     (13,288,128)      (770,498)   (8,710,254)     (2,665,508)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ (1,635,194)    $(13,669,108)   $  (802,892)  $(9,153,848)  $  (2,681,964)
--------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ----------------------------------------------------------------------------
                                                    EG VA           FID VIP        FID VIP       FID VIP        FID VIP
                                                SPECIAL VAL,         BAL,           BAL,       CONTRAFUND,    CONTRAFUND,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                CL 2            SERV CL       SERV CL 2      SERV CL       SERV CL 2
 INVESTMENT INCOME
Dividend income                                 $    127,548     $      6,944    $     2,359   $   112,274   $   3,096,140
Variable account expenses                            207,692            5,876          2,973       190,035       5,972,895
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (80,144)           1,068           (614)      (77,761)     (2,876,755)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                            4,464,060          154,569        298,415     6,671,905      74,534,113
    Cost of investments sold                       5,359,514          150,753        295,650     7,772,279      94,649,212
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (895,454)           3,816          2,765    (1,100,374)    (20,115,099)
Distributions from capital gains                          --           18,298         11,514       505,399      11,050,281
Net change in unrealized appreciation or
  depreciation of investments                     (4,310,134)        (203,785)       (78,820)   (7,385,628)   (184,732,078)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (5,205,588)        (181,671)       (64,541)   (7,980,603)   (193,796,896)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ (5,285,732)    $   (180,603)   $   (65,155)  $(8,058,364)  $(196,673,651)
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    249

STATEMENTS OF OPERATIONS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                 FID VIP        FID VIP          FID VIP          FID VIP        FID VIP
                                                DYN APPR,     GRO & INC,       GRO & INC,          GRO,           GRO,
YEAR ENDED DEC. 31, 2008 (CONTINUED)            SERV CL 2       SERV CL         SERV CL 2         SERV CL       SERV CL 2
 INVESTMENT INCOME
Dividend income                                $     7,552   $     49,129     $      2,458     $        912   $     26,922
Variable account expenses                           23,981         74,987            7,244            1,656         70,096
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (16,429)       (25,858)          (4,786)            (744)       (43,174)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            473,391      1,646,502          348,873           45,977      1,536,118
    Cost of investments sold                       530,547      1,730,720          421,001           48,476      1,395,422
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (57,156)       (84,218)         (72,128)          (2,499)       140,696
Distributions from capital gains                    13,183        594,046           62,995               --             --
Net change in unrealized appreciation or
  depreciation of investments                     (861,257)    (3,045,750)        (238,439)         (77,142)    (3,149,866)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (905,230)    (2,535,922)        (247,572)         (79,641)    (3,009,170)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $  (921,659)  $ (2,561,780)    $   (252,358)    $    (80,385)  $ (3,052,344)
--------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                 FID VIP        FID VIP          FID VIP          FID VIP        FID VIP
                                                 HI INC,        HI INC,        INVEST GR,        MID CAP,       MID CAP,
YEAR ENDED DEC. 31, 2008 (CONTINUED)             SERV CL       SERV CL 2        SERV CL 2         SERV CL       SERV CL 2
 INVESTMENT INCOME
Dividend income                                $   274,955   $    116,612     $  8,057,117     $     85,331   $    371,048
Variable account expenses                           43,596         24,292        3,452,491          332,801      2,258,619
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    231,359         92,320        4,604,626         (247,470)    (1,887,571)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          1,260,616        916,112       46,626,313        9,580,199     11,861,609
    Cost of investments sold                     1,415,812      1,045,403       48,936,079        8,764,484     13,121,300
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (155,196)      (129,291)      (2,309,766)         815,715     (1,259,691)
Distributions from capital gains                        --             --          162,442        4,690,864     22,139,270
Net change in unrealized appreciation or
  depreciation of investments                   (1,005,798)      (396,315)     (14,183,196)     (16,857,459)   (91,690,667)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (1,160,994)      (525,606)     (16,330,520)     (11,350,880)   (70,811,088)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $  (929,635)  $   (433,286)    $(11,725,894)    $(11,598,350)  $(72,698,659)
--------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                 FID VIP        FID VIP       FTVIPT FRANK     FTVIPT FRANK   FTVIPT FRANK
                                                OVERSEAS,      OVERSEAS,    GLOBAL REAL EST,     INC SEC,     RISING DIVD,
YEAR ENDED DEC. 31, 2008 (CONTINUED)             SERV CL       SERV CL 2          CL 2             CL 2           CL 2
 INVESTMENT INCOME
Dividend income                                $    48,061   $    900,680     $    130,773     $  1,663,192   $     22,444
Variable account expenses                           32,910        554,359          180,955          462,672         21,605
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     15,151        346,321          (50,182)       1,200,520            839
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            555,765      5,126,736        5,079,319        8,459,841        276,111
    Cost of investments sold                       604,204      5,213,087        7,276,993        9,064,488        317,461
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (48,439)       (86,351)      (2,197,674)        (604,647)       (41,350)
Distributions from capital gains                   272,262      4,277,065        3,571,630          696,416          9,688
Net change in unrealized appreciation or
  depreciation of investments                   (1,411,254)   (23,899,484)      (7,261,942)     (11,781,678)      (366,977)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (1,187,431)   (19,708,770)      (5,887,986)     (11,689,909)      (398,639)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $(1,172,280)  $(19,362,449)    $ (5,938,168)    $(10,489,389)  $   (397,800)
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 250    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                    SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------
                                            FTVIPT FRANK   FTVIPT FRANK   FTVIPT MUTUAL    FTVIPT TEMP      FTVIPT TEMP
                                             SM CAP VAL,    SM MID CAP     SHARES SEC,    DEV MKTS SEC,      FOR SEC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)            CL 2         GRO, CL 2         CL 2            CL 2            CL 2
 INVESTMENT INCOME
Dividend income                              $   113,249   $         --    $  3,253,453    $     55,623    $    642,148
Variable account expenses                        132,336        227,062       1,534,779          23,869         345,605
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (19,087)      (227,062)      1,718,674          31,754         296,543
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        2,570,590      4,625,559      35,959,652         823,629       7,088,081
    Cost of investments sold                   2,489,120      4,823,959      35,564,605         932,436       6,670,182
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     81,470       (198,400)        395,047        (108,807)        417,899
Distributions from capital gains                 784,346      2,200,952       4,627,499         416,931       2,628,141
Net change in unrealized appreciation or
  depreciation of investments                 (4,462,289)   (10,786,339)    (57,297,103)     (1,662,139)    (16,593,464)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (3,596,473)    (8,783,787)    (52,274,557)     (1,354,015)    (13,547,424)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $(3,615,560)  $ (9,010,849)   $(50,555,883)   $ (1,322,261)   $(13,250,881)
------------------------------------------------------------------------------------------------------------------------


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------
                                             FTVIPT TEMP    FTVIPT TEMP       GS VIT          GS VIT          GS VIT
                                            GLOBAL BOND,     GRO SEC,        CAP GRO,        MID CAP      STRATEGIC INTL
YEAR ENDED DEC. 31, 2008 (CONTINUED)            CL 2           CL 2            INST         VAL, INST        EQ, INST
 INVESTMENT INCOME
Dividend income                              $ 7,979,266   $     72,389    $        599    $  1,505,583    $     10,885
Variable account expenses                      3,534,565         63,604           8,756       2,255,161           5,887
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                4,444,701          8,785          (8,157)       (749,578)          4,998
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       59,397,484      1,028,109         251,444      35,664,520         182,447
    Cost of investments sold                  55,197,917      1,151,417         247,026      42,689,614         195,686
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  4,199,567       (123,308)          4,418      (7,025,094)        (13,239)
Distributions from capital gains                      --        285,258              --         269,589          21,209
Net change in unrealized appreciation or
  depreciation of investments                   (576,048)    (2,362,873)       (274,638)    (49,288,998)       (245,688)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 3,623,519     (2,200,923)       (270,220)    (56,044,503)       (237,718)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $ 8,068,220   $ (2,192,138)   $   (278,377)   $(56,794,081)   $   (232,720)
------------------------------------------------------------------------------------------------------------------------


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------
                                               GS VIT       JANUS ASPEN    JANUS ASPEN     JANUS ASPEN      JANUS ASPEN
                                            STRUCTD U.S.       BAL,        GLOBAL TECH,     OVERSEAS,         JANUS,
YEAR ENDED DEC. 31, 2008 (CONTINUED)          EQ, INST         INST            SERV            SERV            SERV
 INVESTMENT INCOME
Dividend income                              $    99,726   $    110,920    $        300    $     49,075    $  1,058,918
Variable account expenses                         97,872         61,662           5,286          68,099       2,707,543
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    1,854         49,258          (4,986)        (19,024)     (1,648,625)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        2,254,449      1,421,647         122,688       1,183,428      15,887,806
    Cost of investments sold                   2,505,908      1,302,116         157,908         873,795      17,954,766
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (251,459)       119,531         (35,220)        309,633      (2,066,960)
Distributions from capital gains                  55,946        310,729              --         708,866              --
Net change in unrealized appreciation or
  depreciation of investments                 (2,934,467)    (1,251,043)       (162,847)     (3,867,681)    (78,554,039)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (3,129,980)      (820,783)       (198,067)     (2,849,182)    (80,620,999)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $(3,128,126)  $   (771,525)   $   (203,053)   $ (2,868,206)   $(82,269,624)
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    251

STATEMENTS OF OPERATIONS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                               JANUS ASPEN   JANUS ASPEN     JPM U.S.    LAZARD RETIRE    LAZARD RETIRE
                                               ENTERPRISE,      WORLD,        LG CAP        INTL EQ,     U.S. STRATEGIC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)               SERV          INST        CORE EQ          SERV             SERV
 INVESTMENT INCOME
Dividend income                                 $     866    $    16,867   $     9,910    $     4,526      $      1,737
Variable account expenses                          22,864         20,664        11,498          7,066             4,088
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (21,998)        (3,797)       (1,588)        (2,540)           (2,351)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           571,843        497,108       499,888        231,287           204,482
    Cost of investments sold                      543,616        619,090       490,284        232,995           236,491
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      28,227       (121,982)        9,604         (1,708)          (32,009)
Distributions from capital gains                   86,314             --            --          1,449                --
Net change in unrealized appreciation or
  depreciation of investments                    (878,497)      (693,845)     (335,870)      (206,301)          (80,305)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (763,956)      (815,827)     (326,266)      (206,560)         (112,314)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(785,954)   $  (819,624)  $  (327,854)   $  (209,100)     $   (114,665)
------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                 LM PTNRS     LVIP BARON     MFS INV        MFS INV          MFS INV
                                                VAR SM CAP     GRO OPP,     GRO STOCK,       TRUST,           TRUST,
YEAR ENDED DEC. 31, 2008 (CONTINUED)            GRO, CL I      SERV CL       SERV CL        INIT CL          SERV CL
 INVESTMENT INCOME
Dividend income                                 $      --    $        --   $    11,663    $    37,782      $      4,136
Variable account expenses                             908         24,473        48,503         61,339            10,419
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (908)       (24,473)      (36,840)       (23,557)           (6,283)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            32,931        990,049     1,110,085      1,114,004           330,466
    Cost of investments sold                       50,574        950,009     1,095,731      1,101,451           286,169
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (17,643)        40,040        14,354         12,553            44,297
Distributions from capital gains                    2,040         78,594       194,644        311,964            55,525
Net change in unrealized appreciation or
  depreciation of investments                     (15,527)      (835,815)   (1,872,592)    (2,041,411)         (398,642)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (31,130)      (717,181)   (1,663,594)    (1,716,894)         (298,820)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ (32,038)   $  (741,654)  $(1,700,434)   $(1,740,451)     $   (305,103)
------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                   MFS           MFS           MFS            MFS              MFS
                                                 NEW DIS,      NEW DIS,     RESEARCH,    TOTAL RETURN,    TOTAL RETURN,
YEAR ENDED DEC. 31, 2008 (CONTINUED)             INIT CL       SERV CL       INIT CL        INIT CL          SERV CL
 INVESTMENT INCOME
Dividend income                                 $      --    $        --   $    10,645    $    12,753      $  2,113,967
Variable account expenses                          21,378         50,332        29,773          5,490           915,937
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (21,378)       (50,332)      (19,128)         7,263         1,198,030
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           340,492        891,308       496,051        102,791        20,262,672
    Cost of investments sold                      418,966      1,109,218       473,740        108,524        21,941,569
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (78,474)      (217,910)       22,311         (5,733)       (1,678,897)
Distributions from capital gains                  297,747        842,883            --         25,261         4,609,674
Net change in unrealized appreciation or
  depreciation of investments                    (891,726)    (2,424,049)     (835,745)      (141,156)      (21,916,193)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (672,453)    (1,799,076)     (813,434)      (121,628)      (18,985,416)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(693,831)   $(1,849,408)  $  (832,562)   $  (114,365)     $(17,787,386)
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 252    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------
                                                    MFS            MFS
                                                 UTILITIES,    UTILITIES,        NACM          OPCAP           OPCAP
YEAR ENDED DEC. 31, 2008 (CONTINUED)              INIT CL        SERV CL        SM CAP           EQ           MANAGED
 INVESTMENT INCOME
Dividend income                                 $   187,337   $     74,375    $        --   $     4,933    $     68,625
Variable account expenses                           170,521         79,825         17,569         8,358          30,673
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      16,816         (5,450)       (17,569)       (3,425)         37,952
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           3,182,303      2,327,171        419,935       148,949         499,082
    Cost of investments sold                      2,900,604      2,302,731        553,165       190,602         618,887
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       281,699         24,440       (133,230)      (41,653)       (119,805)
Distributions from capital gains                  1,939,236        905,410        299,778       130,911         191,719
Net change in unrealized appreciation or
  depreciation of investments                    (7,637,189)    (3,506,834)      (766,162)     (371,759)       (894,743)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (5,416,254)    (2,576,984)      (599,614)     (282,501)       (822,829)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(5,399,438)  $ (2,582,434)   $  (617,183)  $  (285,926)   $   (784,877)
------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------
                                                   OPPEN          OPPEN          OPPEN         OPPEN           OPPEN
                                                  CAP APPR      CAP APPR      GLOBAL SEC     GLOBAL SEC       HI INC
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 VA         VA, SERV          VA          VA, SERV          VA
 INVESTMENT INCOME
Dividend income                                 $     3,005   $         --    $     2,608   $   204,375    $     75,496
Variable account expenses                            26,145        856,899          2,091       213,725          12,539
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (23,140)      (856,899)           517        (9,350)         62,957
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             714,642      8,597,694         74,874     4,866,619         329,908
    Cost of investments sold                        725,234      7,904,029         76,581     5,187,817         485,649
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (10,592)       693,665         (1,707)     (321,198)       (155,741)
Distributions from capital gains                         --             --         11,461     1,095,914              --
Net change in unrealized appreciation or
  depreciation of investments                      (973,971)   (29,156,169)       (81,509)   (8,581,146)       (756,707)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (984,563)   (28,462,504)       (71,755)   (7,806,430)       (912,448)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(1,007,703)  $(29,319,403)   $   (71,238)  $(7,815,780)   $   (849,491)
------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------
                                                   OPPEN          OPPEN          OPPEN         OPPEN           OPPEN
                                                 HI INC VA,      MAIN ST      MAIN ST SM     STRATEGIC    STRATEGIC BOND
YEAR ENDED DEC. 31, 2008 (CONTINUED)                SERV           VA        CAP VA, SERV     BOND VA        VA, SERV
 INVESTMENT INCOME
Dividend income                                 $   306,768   $      3,625    $    21,954   $    12,879    $ 14,993,604
Variable account expenses                            51,986          3,130        105,897         3,229       5,179,780
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     254,782            495        (83,943)        9,650       9,813,824
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           1,053,087         93,913      1,469,724       114,885      49,178,934
    Cost of investments sold                      1,482,730         97,195      1,462,583       101,705      50,658,070
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (429,643)        (3,282)         7,141        13,180      (1,479,136)
Distributions from capital gains                         --         15,751        456,575         2,976       3,591,808
Net change in unrealized appreciation or
  depreciation of investments                    (3,775,506)      (115,428)    (3,887,472)      (54,633)    (66,745,281)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (4,205,149)      (102,959)    (3,423,756)      (38,477)    (64,632,609)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(3,950,367)  $   (102,464)   $(3,507,699)  $   (28,827)   $(54,818,785)
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    253

STATEMENTS OF OPERATIONS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------------------
                                                   PIMCO VIT         PUT VT           PUT VT         PUT VT        PUT VT
                                                  ALL ASSET,        DIV INC,         DIV INC,      GLOBAL EQ,    GRO & INC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)              ADVISOR CL         CL IA            CL IB          CL IA         CL IA
 INVESTMENT INCOME
Dividend income                                  $ 11,106,773      $ 109,180       $    72,247    $    17,217   $    94,696
Variable account expenses                           2,928,029         23,040            15,173          8,109        50,228
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     8,178,744         86,140            57,074          9,108        44,468
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            16,256,485        488,854           521,803        216,123       983,791
    Cost of investments sold                       17,715,342        607,178           624,841        268,710     1,416,200
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (1,458,857)      (118,324)         (103,038)       (52,587)     (432,409)
Distributions from capital gains                      570,116             --                --             --       684,508
Net change in unrealized appreciation or
  depreciation of investments                     (42,131,233)      (525,908)         (311,876)      (291,716)   (2,033,760)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (43,019,974)      (644,232)         (414,914)      (344,303)   (1,781,661)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $(34,841,230)     $(558,092)      $  (357,840)   $  (335,195)  $(1,737,193)
---------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------------------
                                                    PUT VT           PUT VT           PUT VT         PUT VT        PUT VT
                                                  GRO & INC,      GLOBAL HLTH       HI YIELD,      HI YIELD,        INC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 CL IB        CARE, CL IB         CL IA          CL IB         CL IB
 INVESTMENT INCOME
Dividend income                                  $    166,994      $      --       $    81,938    $    60,130   $    14,215
Variable account expenses                              94,256         35,225            11,519          8,272         2,273
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        72,738        (35,225)           70,419         51,858        11,942
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             2,457,160        650,808           189,286        210,882       206,033
    Cost of investments sold                        3,407,577        603,219           289,632        274,161       217,912
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (950,417)        47,589          (100,346)       (63,279)      (11,879)
Distributions from capital gains                    1,435,901         22,477                --             --            --
Net change in unrealized appreciation or
  depreciation of investments                      (4,082,729)      (495,646)         (205,373)      (148,462)      (32,610)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (3,597,245)      (425,580)         (305,719)      (211,741)      (44,489)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $ (3,524,507)     $(460,805)      $  (235,300)   $  (159,883)  $   (32,547)
---------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------------------
                                                    PUT VT           PUT VT           PUT VT         PUT VT        PUT VT
                                                   INTL EQ,     INTL GRO & INC,   INTL NEW OPP,     NEW OPP,     RESEARCH,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 CL IB           CL IB            CL IB          CL IA         CL IB
 INVESTMENT INCOME
Dividend income                                  $    516,871      $     104       $    33,271    $     6,833   $     2,535
Variable account expenses                             313,826             79            23,464         30,703         3,090
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       203,045             25             9,807        (23,870)         (555)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             6,602,498             87         1,024,684        422,213        24,409
    Cost of investments sold                        7,567,039            103           819,697        500,218        25,952
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (964,541)           (16)          204,987        (78,005)       (1,543)
Distributions from capital gains                    3,971,238          1,158                --             --            --
Net change in unrealized appreciation or
  depreciation of investments                     (16,050,933)        (4,504)       (1,135,716)      (941,380)     (120,290)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (13,044,236)        (3,362)         (930,729)    (1,019,385)     (121,833)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $(12,841,191)     $  (3,337)      $  (920,922)   $(1,043,255)  $  (122,388)
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 254    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------------
                                                   PUT VT          PUT VT         PUT VT        PUT VT         RW VT
                                                SM CAP VAL,        VISTA,        VOYAGER,      VOYAGER,        LG CAP
YEAR ENDED DEC. 31, 2008 (CONTINUED)               CL IB           CL IB           CL IA         CL IB        CORE EQ
 INVESTMENT INCOME
Dividend income                                 $    17,072     $         --     $     897   $         --   $    45,223
Variable account expenses                            18,598           97,291         4,138         18,408        54,512
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (1,526)         (97,291)       (3,241)       (18,408)       (9,289)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             368,635        2,549,341        91,850        388,279       485,475
    Cost of investments sold                        590,534        2,825,810       136,458        656,698       638,028
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (221,899)        (276,469)      (44,608)      (268,419)     (152,553)
Distributions from capital gains                    298,942               --            --             --       499,420
Net change in unrealized appreciation or
  depreciation of investments                      (583,377)      (3,582,443)      (86,980)      (302,134)   (2,324,493)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (506,334)      (3,858,912)     (131,588)      (570,553)   (1,977,626)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $  (507,860)    $ (3,956,203)    $(134,829)  $   (588,961)  $(1,986,915)
-----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------------
                                                   RW VT           RW VT           RW VT         RW VT         ROYCE
                                                   LG CAP          LG CAP         MID-CAP       SM CAP       MICRO-CAP,
YEAR ENDED DEC. 31, 2008 (CONTINUED)             GRO STOCK         VAL EQ         CORE EQ       VAL EQ       INVEST CL
 INVESTMENT INCOME
Dividend income                                 $    10,976     $     11,975     $   1,290   $    118,503   $    62,233
Variable account expenses                            57,397            8,077         2,468         93,418        40,437
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (46,421)           3,898        (1,178)        25,085        21,796
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             871,935          137,453        61,794      1,482,292       788,217
    Cost of investments sold                        922,547          126,449        66,768      2,274,319       763,370
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (50,612)          11,004        (4,974)      (792,027)       24,847
Distributions from capital gains                    652,637           55,517        23,513      2,571,079       260,792
Net change in unrealized appreciation or
  depreciation of investments                    (2,642,687)        (294,260)     (111,562)    (4,344,280)   (1,662,136)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (2,040,662)        (227,739)      (93,023)    (2,565,228)   (1,376,497)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(2,087,083)    $   (223,841)    $ (94,201)  $ (2,540,143)  $(1,354,701)
-----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------------
                                                   ROYCE            RVS             RVS           RVS
                                                  SM-CAP,         PTNRS VP       PTNRS VP      PTNRS VP         RVS
YEAR ENDED DEC. 31, 2008 (CONTINUED)             INVEST CL    FUNDAMENTAL VAL   SELECT VAL    SM CAP VAL       VP BAL
 INVESTMENT INCOME
Dividend income                                 $    10,784     $     40,380     $      --   $     81,502   $    16,193
Variable account expenses                            29,564        2,062,689           850      1,246,342        93,287
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (18,780)      (2,022,309)         (850)    (1,164,840)      (77,094)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             948,083        5,268,141         3,397     14,335,647     2,207,846
    Cost of investments sold                        793,948        6,260,791         5,604     16,902,713     2,729,253
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       154,135         (992,650)       (2,207)    (2,567,066)     (521,407)
Distributions from capital gains                    138,629        1,002,036           365      3,031,858       483,405
Net change in unrealized appreciation or
  depreciation of investments                      (842,095)     (59,931,587)      (23,402)   (25,946,065)   (2,201,467)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (549,331)     (59,922,201)      (25,244)   (25,481,273)   (2,239,469)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $  (568,111)    $(61,944,510)    $ (26,094)  $(26,646,113)  $(2,316,563)
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    255

STATEMENTS OF OPERATIONS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                ----------------------------------------------------------------------------
                                                   RVS VP        RVS VP          RVS VP           RVS VP
                                                    CASH           DIV            DIV        GLOBAL INFLATION      SEL VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)                MGMT          BOND           EQ INC          PROT SEC            GRO
 INVESTMENT INCOME
Dividend income                                 $ 1,360,183   $  1,594,466   $     218,566      $ 4,104,555     $     34,945
Variable account expenses                           943,402      6,336,057       5,106,412        2,689,972          234,330
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     416,781     (4,741,591)     (4,887,846)       1,414,583         (199,385)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          41,739,924     76,594,632      17,437,211       43,055,224        1,675,039
    Cost of investments sold                     41,747,372     80,302,281      20,088,278       42,143,669        2,192,659
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (7,448)    (3,707,649)     (2,651,067)         911,555         (517,620)
Distributions from capital gains                         --             --      26,183,380               --               --
Net change in unrealized appreciation or
  depreciation of investments                       (15,642)   (25,245,286)   (182,984,763)      (5,330,014)      (7,767,483)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (23,090)   (28,952,935)   (159,452,450)      (4,418,459)      (8,285,103)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $   393,691   $(33,694,526)  $(164,340,296)     $(3,003,876)    $ (8,484,488)
----------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                ----------------------------------------------------------------------------
                                                   RVS VP        RVS VP          RVS VP           SEL VP           RVS VP
                                                  HI YIELD         INC            DYN             LG CAP           MID CAP
YEAR ENDED DEC. 31, 2008 (CONTINUED)                BOND           OPP             EQ               VAL              GRO
 INVESTMENT INCOME
Dividend income                                 $   100,019   $    210,934   $     156,468      $        92     $      1,180
Variable account expenses                           558,235      1,830,494       1,141,418            1,936           95,770
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (458,216)    (1,619,560)       (984,950)          (1,844)         (94,590)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           9,541,881     11,723,227      11,143,983           17,888        1,293,861
    Cost of investments sold                     10,672,856     12,959,395      12,981,442           22,128        1,380,279
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (1,130,975)    (1,236,168)     (1,837,459)          (4,240)         (86,418)
Distributions from capital gains                         --             --       7,642,412            2,938           44,076
Net change in unrealized appreciation or
  depreciation of investments                    (7,579,566)   (22,357,794)    (42,761,974)         (57,313)      (3,187,583)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (8,710,541)   (23,593,962)    (36,957,021)         (58,615)      (3,229,925)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(9,168,757)  $(25,213,522)  $ (37,941,971)     $   (60,459)    $ (3,324,515)
----------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                ----------------------------------------------------------------------------
                                                   RVS VP          RVS           RVS VP           SEL VP           THDL VP
                                                  MID CAP          VP            SHORT            SM CAP            EMER
YEAR ENDED DEC. 31, 2008 (CONTINUED)                VAL          S&P 500        DURATION            VAL             MKTS
 INVESTMENT INCOME
Dividend income                                 $        --   $     12,605   $      74,485      $        --     $    765,714
Variable account expenses                            15,731        217,609         849,014           40,300        1,839,375
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (15,731)      (205,004)       (774,529)         (40,300)      (1,073,661)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              33,258      3,846,995      21,993,070        1,013,001        7,165,093
    Cost of investments sold                         47,206      3,848,421      22,244,823        1,397,044        6,286,581
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (13,948)        (1,426)       (251,753)        (384,043)         878,512
Distributions from capital gains                    209,107        694,672              --          364,345       19,194,509
Net change in unrealized appreciation or
  depreciation of investments                      (681,064)    (7,983,958)     (1,350,868)      (1,291,303)     (99,631,060)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (485,905)    (7,290,712)     (1,602,621)      (1,311,001)     (79,558,039)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $  (501,636)  $ (7,495,716)  $  (2,377,150)     $(1,351,301)    $(80,631,700)
----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 256    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                             --------------------------------------------------------------------------------
                                                THDL VP          THIRD          VANK LIT        VANK LIT         VANK UIF
                                                 INTL             AVE           COMSTOCK,      GRO & INC,    GLOBAL REAL EST,
YEAR ENDED DEC. 31, 2008 (CONTINUED)              OPP             VAL             CL II           CL II            CL II
 INVESTMENT INCOME
Dividend income                                $  31,412      $    20,399     $   5,791,065   $     96,553     $    882,307
Variable account expenses                         19,072           38,494         4,364,833         61,293          554,354
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   12,340          (18,095)        1,426,232         35,260          327,953
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          298,242        1,496,794        26,124,647      2,001,481        1,871,548
    Cost of investments sold                     334,374        1,724,549        32,600,015      2,048,201        2,350,660
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (36,132)        (227,755)       (6,475,368)       (46,720)        (479,112)
Distributions from capital gains                      --          406,322        14,222,855        187,600        2,058,717
Net change in unrealized appreciation or
  depreciation of investments                   (651,115)      (1,530,618)     (125,835,629)    (1,937,797)     (22,064,783)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (687,247)      (1,352,051)     (118,088,142)    (1,796,917)     (20,485,178)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $(674,907)     $(1,370,146)    $(116,661,910)  $ (1,761,657)    $(20,157,225)
-----------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                             --------------------------------------------------------------------------------
                                               VANK UIF        VANK UIF         VANK UIF
                                             MID CAP GRO,   U.S. REAL EST,   U.S. REAL EST,      WANGER           WANGER
YEAR ENDED DEC. 31, 2008 (CONTINUED)             CL II           CL I             CL II           INTL              USA
 INVESTMENT INCOME
Dividend income                                $     379      $    60,968     $     139,876   $    945,262     $         --
Variable account expenses                            851           24,554            84,448      1,825,369        1,356,961
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (472)          36,414            55,428       (880,107)      (1,356,961)
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           14,672          483,247         1,726,469      6,198,202        7,547,364
    Cost of investments sold                      21,885          550,554         2,291,495      6,568,669        8,960,469
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (7,213)         (67,307)         (565,026)      (370,467)      (1,413,105)
Distributions from capital gains                  14,448          668,660         1,942,610     14,297,783        9,986,915
Net change in unrealized appreciation or
  depreciation of investments                    (45,898)      (1,315,723)       (3,281,965)   (81,190,951)     (45,882,587)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (38,663)        (714,370)       (1,904,381)   (67,263,635)     (37,308,777)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $ (39,135)     $  (677,956)    $  (1,848,953)  $(68,143,742)    $(38,665,738)
-----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    257

STATEMENTS OF OPERATIONS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------
                                                     WF ADV       WF ADV       WF ADV        WF ADV          WF ADV
                                                    VT ASSET      VT C&B       VT EQ        VT INTL         VT LG CO
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 ALLOC      LG CAP VAL      INC           CORE            CORE
 INVESTMENT INCOME
Dividend income                                   $   472,665  $   128,375  $   313,875   $    51,802       $  16,042
Variable account expenses                             275,705      127,788      253,011        35,650          19,528
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       196,960          587       60,864        16,152          (3,486)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             6,620,604    1,722,828    4,116,502       905,276         224,381
    Cost of investments sold                        7,378,998    1,901,836    4,672,214     1,056,902         261,581
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments     (758,394)    (179,008)    (555,712)     (151,626)        (37,200)
Distributions from capital gains                    1,605,538           --    2,604,549       540,566              --
Net change in unrealized appreciation or
  depreciation of investments                      (7,965,789)  (3,416,934)  (9,511,660)   (1,758,231)       (602,733)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (7,118,645)  (3,595,942)  (7,462,823)   (1,369,291)       (639,933)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 $(6,921,685) $(3,595,355) $(7,401,959)  $(1,353,139)      $(643,419)
------------------------------------------------------------------------------------------------------------------------







                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                        ---------------------------------------------------------
                                                           WF ADV        WF ADV        WF ADV          WF ADV
                                                            VT LG       VT MONEY     VT SM CAP    VT TOTAL RETURN
YEAR ENDED DEC. 31, 2008 (CONTINUED)                       CO GRO          MKT          GRO             BOND
 INVESTMENT INCOME
Dividend income                                         $    110,666   $  276,756   $        --     $ 3,365,736
Variable account expenses                                    622,820      177,359        61,363       1,125,647
-----------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                             (512,154)      99,397       (61,363)      2,240,089
-----------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                    8,574,323    7,526,451     1,176,551      27,429,628
    Cost of investments sold                              10,025,512    7,540,368     1,665,389      27,865,862
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          (1,451,189)     (13,917)     (488,838)       (436,234)
Distributions from capital gains                                  --           --     1,225,536              --
Net change in unrealized appreciation or depreciation
  of investments                                         (17,336,431)      13,123    (2,941,961)     (1,631,703)
-----------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                           (18,787,620)        (794)   (2,205,263)     (2,067,937)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            $(19,299,774)  $   98,603   $(2,266,626)    $   172,152
-----------------------------------------------------------------------------------------------------------------




   (1) For the period Sept. 26, 2008 (commencement of operations) to Dec. 31, 2008.



See accompanying notes to financial statements.



 258    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                    -------------------------------------------------------------------
                                                       AIM VI         AIM VI        AIM VI       AIM VI        AIM VI
                                                     BASIC VAL,     CAP APPR,     CAP APPR,     CAP DEV,      CAP DEV,
YEAR ENDED DEC. 31, 2008                               SER II         SER I         SER II        SER I        SER II
 OPERATIONS
Investment income (loss) -- net                     $   (312,663)  $  (142,942)  $  (205,336)  $  (17,095)  $   (34,059)
Net realized gain (loss) on sales of investments        (598,844)     (162,828)     (192,462)      49,401         3,102
Distributions from capital gains                       6,480,896            --            --      116,634       311,033
Net change in unrealized appreciation or
  depreciation of investments                        (26,802,754)   (5,312,695)   (6,301,071)    (796,131)   (1,782,540)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (21,233,365)   (5,618,465)   (6,698,869)    (647,191)   (1,502,464)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               189,442        23,387        82,693        1,820         4,364
Net transfers(1)                                       3,282,562      (716,373)       12,678     (165,765)      (60,754)
Adjustments to net assets allocated to contracts
  in payment period                                       (4,528)       (1,481)           --           --            --
Contract terminations:
    Surrender benefits and contract charges           (2,799,650)   (2,095,943)   (1,195,387)    (227,848)     (272,023)
    Death benefits                                      (289,211)     (153,714)     (124,483)     (33,250)      (16,692)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           378,615    (2,944,124)   (1,224,499)    (425,043)     (345,105)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       41,493,552    14,981,977    16,934,035    1,645,224     3,393,489
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 20,638,802   $ 6,419,388   $ 9,010,667   $  572,990   $ 1,545,920
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                30,365,182    17,511,471    12,784,782    1,083,598     1,988,736
Contract purchase payments                               165,850        28,427        80,446        1,269         3,493
Net transfers(1)                                       4,374,836    (1,076,356)      467,656     (140,805)      (43,969)
Contract terminations:
    Surrender benefits and contract charges           (2,648,395)   (3,004,571)   (1,157,110)    (184,092)     (173,740)
    Death benefits                                      (252,043)     (252,471)     (109,095)     (26,461)       (9,696)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      32,005,430    13,206,500    12,066,679      733,509     1,764,824
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    259

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------
                                                     AIM VI       AIM VI          AIM VI          AIM VI        AIM VI
                                                    CORE EQ,     CORE EQ,   GLOBAL HLTH CARE,    INTL GRO,     INTL GRO,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 SER I        SER II          SER II           SER I        SER II
 OPERATIONS
Investment income (loss) -- net                   $   124,721   $   2,100        $ (1,883)      $  (14,235)  $   (679,660)
Net realized gain (loss) on sales of investments      169,852      (9,842)         (8,545)          97,675       (451,795)
Distributions from capital gains                           --          --          26,773           19,301      1,215,854
Net change in unrealized appreciation or
  depreciation of investments                      (8,432,188)   (123,046)        (60,723)        (907,315)   (35,804,586)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (8,137,615)   (130,788)        (44,378)        (804,574)   (35,720,187)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             43,606          --          15,985            4,491     17,087,326
Net transfers(1)                                   (1,321,649)     25,499         102,110          (58,086)    24,804,784
Adjustments to net assets allocated to contracts
  in payment period                                    (5,872)         --              --               --             --
Contract terminations:
    Surrender benefits and contract charges        (5,266,957)    (15,265)         (2,546)        (302,141)    (3,467,473)
    Death benefits                                   (579,778)         --              --          (41,370)      (519,764)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (7,130,650)     10,234         115,549         (397,106)    37,904,873
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    31,183,355     407,364          31,014        2,229,014     63,778,513
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $15,915,090   $ 286,810        $102,185       $1,027,334   $ 65,963,199
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             25,151,020     353,988          28,542        1,066,855     61,258,462
Contract purchase payments                             34,744          --          16,787            2,363     20,090,310
Net transfers(1)                                   (1,326,541)     24,097          97,970          (34,517)    31,958,631
Contract terminations:
    Surrender benefits and contract charges        (4,741,197)    (16,281)         (2,494)        (173,800)    (4,354,820)
    Death benefits                                   (498,745)         --              --          (24,579)      (644,277)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   18,619,281     361,804         140,805          836,322    108,308,306
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 260    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                  AIM VI            AB VPS           AB VPS         AB VPS         AB VPS
                                               MID CAP CORE       BAL WEALTH      GLOBAL TECH,    GRO & INC,    INTER BOND,
PERIOD ENDED DEC. 31, 2008 (CONTINUED)          EQ, SER II    STRATEGY, CL B(2)       CL B           CL B           CL B
 OPERATIONS
Investment income (loss) -- net                 $   (28,232)      $   (4,747)      $   (62,025)  $    128,267    $  128,281
Net realized gain (loss) on sales of
  investments                                        19,837          (39,506)         (165,203)    (1,289,882)      (91,536)
Distributions from capital gains                    593,396               --                --      4,431,122            --
Net change in unrealized appreciation or
  depreciation of investments                    (2,348,479)        (281,196)       (2,569,378)   (15,419,745)     (354,302)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (1,763,478)        (325,449)       (2,796,606)   (12,150,238)     (317,557)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           36,244            3,381             8,241        154,566         6,225
Net transfers(1)                                   (776,263)       1,749,870          (707,795)      (843,725)      729,894
Adjustments to net assets allocated to
  contracts in payment period                            --               --                --           (673)           --
Contract terminations:
    Surrender benefits and contract charges        (454,325)         (15,032)         (546,162)    (3,601,046)     (468,601)
    Death benefits                                  (37,023)              --           (85,492)      (406,278)      (19,699)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (1,231,367)       1,738,219        (1,331,208)    (4,697,156)      247,819
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   6,914,987               --         6,772,913     32,028,720     3,272,599
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 3,920,142       $1,412,770       $ 2,645,099   $ 15,181,326    $3,202,861
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            5,197,481               --         9,654,155     23,635,605     2,485,371
Contract purchase payments                           29,241            3,600            15,871        134,046         4,632
Net transfers(1)                                   (615,233)       1,732,018          (920,415)      (959,696)      527,828
Contract terminations:
    Surrender benefits and contract charges        (379,687)         (18,385)       (1,069,303)    (3,330,042)     (360,944)
    Death benefits                                  (30,531)              --          (200,258)      (364,922)      (16,691)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  4,201,271        1,717,233         7,480,050     19,114,991     2,640,196
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    261

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------
                                                      AB VPS         AB VPS        AC VP          AC VP          AC VP
                                                    INTL VAL,     LG CAP GRO,   INC & GRO,   INFLATION PROT,     INTL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   CL B           CL B         CL I           CL II          CL II
 OPERATIONS
Investment income (loss) -- net                   $  (1,275,110)  $  (120,279)  $    6,633     $  3,688,458    $  (1,904)
Net realized gain (loss) on sales of investments        (52,189)     (107,337)     (24,846)        (366,743)      (5,117)
Distributions from capital gains                     10,681,735            --      109,792               --       15,537
Net change in unrealized appreciation or
  depreciation of investments                      (129,335,251)   (4,263,495)    (435,014)      (6,324,706)    (106,383)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (119,980,815)   (4,491,111)    (343,435)      (3,002,991)     (97,867)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           24,985,838        34,877        3,850          774,741           --
Net transfers(1)                                     58,179,997      (658,311)     (78,595)     (41,943,745)       6,185
Adjustments to net assets allocated to contracts
  in payment period                                      (5,429)           --           --               --           --
Contract terminations:
    Surrender benefits and contract charges         (10,044,527)   (1,741,419)    (169,748)      (8,520,549)      (1,088)
    Death benefits                                   (1,516,103)      (72,141)      (9,773)      (1,167,715)          --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       71,599,776    (2,436,994)    (254,266)     (50,857,268)       5,097
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     191,755,231    12,655,670    1,148,169      132,759,669      202,153
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 143,374,192   $ 5,727,565   $  550,468     $ 78,899,410    $ 109,383
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              107,316,488    16,073,382      747,009      117,535,707      113,831
Contract purchase payments                           19,412,334        48,483        2,695          676,492           --
Net transfers(1)                                     59,748,055    (1,146,774)     (59,545)     (37,482,542)         681
Contract terminations:
    Surrender benefits and contract charges          (7,788,714)   (2,688,169)    (127,990)      (7,524,943)        (699)
    Death benefits                                   (1,133,793)     (137,646)      (6,934)      (1,025,793)          --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    177,554,370    12,149,276      555,235       72,178,921      113,813
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 262    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                       AC VP          AC VP         AC VP       AC VP          COL
                                                   MID CAP VAL,      ULTRA,         VAL,         VAL,     ASSET ALLOC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   CL II          CL II         CL I        CL II        VS CL A
 OPERATIONS
Investment income (loss) -- net                      $   (866)    $   (704,956)  $   10,450   $   2,090     $   9,207
Net realized gain (loss) on sales of investments       (5,795)        (827,692)     (37,944)    (34,410)       22,045
Distributions from capital gains                           --        6,859,049      122,842      46,854        54,831
Net change in unrealized appreciation or
  depreciation of investments                          (5,176)     (27,603,965)    (378,157)   (144,638)     (250,127)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (11,837)     (22,277,564)    (282,809)   (130,104)     (164,044)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              2,796          290,948        4,119      29,557           120
Net transfers(1)                                      (15,764)          54,976      (33,759)     18,553        48,061
Adjustments to net assets allocated to contracts
  in payment period                                        --               --           --          --            --
Contract terminations:
    Surrender benefits and contract charges            (2,601)      (2,711,582)    (193,346)    (32,886)     (439,495)
    Death benefits                                         --         (431,002)     (10,454)         --        (8,367)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (15,569)      (2,796,660)    (233,440)     15,224      (399,681)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        67,801       54,242,727    1,172,201     425,976       866,143
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 40,395     $ 29,168,503   $  655,952   $ 311,096     $ 302,418
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 74,027       45,157,144      588,028     348,651       530,036
Contract purchase payments                              3,099          287,155        2,182      25,224            86
Net transfers(1)                                      (15,289)         179,763      (18,925)     11,156        33,633
Contract terminations:
    Surrender benefits and contract charges            (2,951)      (2,864,268)    (110,048)    (31,567)     (297,317)
    Death benefits                                         --         (440,097)      (5,523)         --        (5,461)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       58,886       42,319,697      455,714     353,464       260,977
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    263

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------------
                                                       COL          COL          COL           COL            COL
                                                  FEDERAL SEC,   HI YIELD,    HI YIELD,    LG CAP GRO,   MARSICO GRO,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 VS CL A      VS CL A      VS CL B       VS CL A        VS CL A
 OPERATIONS
Investment income (loss) -- net                    $   81,310    $  53,134   $ 1,864,748    $   (8,448)  $ (2,049,500)
Net realized gain (loss) on sales of investments      (30,244)     (32,397)     (947,198)      (14,533)      (845,041)
Distributions from capital gains                           --           --            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                          51,249     (177,803)   (6,696,765)     (428,779)   (79,600,715)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     102,315     (157,066)   (5,779,215)     (451,760)   (82,495,256)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              1,580           --       194,211            60     39,843,938
Net transfers(1)                                     (130,175)     (31,317)   (4,928,880)      (28,180)    50,051,593
Adjustments to net assets allocated to contracts
  in payment period                                        --           --            --            --             --
Contract terminations:
    Surrender benefits and contract charges          (388,597)    (121,987)   (1,749,854)     (128,519)    (8,482,896)
    Death benefits                                         --           --      (244,496)       (7,467)    (1,247,935)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (517,192)    (153,304)   (6,729,019)     (164,106)    80,164,700
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     1,870,356      701,954    27,505,891     1,163,922    152,479,259
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $1,455,479    $ 391,584   $14,997,657    $  548,056   $150,148,703
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              1,651,948      653,174    25,828,927       899,082    136,001,704
Contract purchase payments                              1,365           --       195,909            83     43,180,647
Net transfers(1)                                     (112,756)     (33,407)   (4,936,775)      (27,824)    56,717,261
Contract terminations:
    Surrender benefits and contract charges          (337,033)    (129,372)   (1,803,747)     (145,482)    (9,707,893)
    Death benefits                                         --           --      (247,504)       (6,426)    (1,425,250)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,203,524      490,395    19,036,810       719,433    224,766,469
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 264    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------------
                                                        COL               COL           COL          CS         CS
                                                 MARSICO INTL OPP,    SM CAP VAL,   SM CO GRO,   COMMODITY    U.S. EQ
YEAR ENDED DEC. 31, 2008 (CONTINUED)                  VS CL B           VS CL B       VS CL A      RETURN    FLEX III
 OPERATIONS
Investment income (loss) -- net                       $     65       $ (1,450,729)   $  (2,075)  $  (1,468)  $ (3,597)
Net realized gain (loss) on sales of
  investments                                          (19,853)        (2,995,055)      13,968     (34,396)     3,472
Distributions from capital gains                        26,095         16,313,271       21,137      28,167         --
Net change in unrealized appreciation or
  depreciation of investments                          (90,222)       (50,963,258)    (115,112)   (213,054)   (95,533)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      (83,915)       (39,095,771)     (82,082)   (220,751)   (95,658)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              63,615         30,934,303           --      38,839        343
Net transfers(1)                                        74,228          9,345,081      (12,436)    244,922     15,463
Adjustments to net assets allocated to
  contracts in payment period                               --                 --           --          --         --
Contract terminations:
    Surrender benefits and contract charges             (4,182)        (6,480,663)     (16,653)     (3,545)   (26,576)
    Death benefits                                          --           (974,214)          --          --         --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         133,661         32,824,507      (29,089)    280,216    (10,770)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         57,159        119,997,556      223,287     291,876    255,360
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $106,905       $113,726,292    $ 112,116   $ 351,341   $148,932
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  48,726         94,685,303      107,044     263,919    270,247
Contract purchase payments                              68,477         27,625,356           --      37,204        355
Net transfers(1)                                        71,444         12,210,508       (6,309)    191,035     21,084
Contract terminations:
    Surrender benefits and contract charges             (4,522)        (5,830,982)      (8,787)     (2,973)   (33,314)
    Death benefits                                          --           (886,859)          --          --         --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       184,125        127,803,326       91,948     489,185    258,372
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    265

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                    ---------------------------------------------------------------
                                                       DREY IP        DREY IP      DREY SOC     DREY VIF   DREY VIF
                                                    MIDCAP STOCK,    TECH GRO,     RESP GRO,     APPR,     INTL EQ,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                     SERV           SERV         INIT         SERV       SERV
 OPERATIONS
Investment income (loss) -- net                        $   (611)    $  (273,901)  $   (8,990)  $   1,209   $     22
Net realized gain (loss) on sales of investments         (7,687)         70,787      (87,328)       (553)    (6,908)
Distributions from capital gains                         12,247              --           --      58,173      1,435
Net change in unrealized appreciation or
  depreciation of investments                           (42,842)     (8,150,097)    (493,352)   (333,636)   (20,319)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       (38,893)     (8,353,211)    (589,670)   (274,807)   (25,770)
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                   --         122,211        1,594          --         --
Net transfers(1)                                          1,343         237,705     (107,768)     10,932     41,268
Adjustments to net assets allocated to contracts
  in payment period                                          --              --           --          --         --
Contract terminations:
    Surrender benefits and contract charges              (3,168)     (1,081,849)    (294,976)    (74,593)    (6,585)
    Death benefits                                           --        (165,150)          --          --         --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (1,825)       (887,083)    (401,150)    (63,661)    34,683
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          96,137      20,781,025    1,935,367     927,131     23,176
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 55,419     $11,540,731   $  944,547   $ 588,663   $ 32,089
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   73,091      17,238,869    2,565,504     730,932     19,599
Contract purchase payments                                   --         122,773        2,436          --         --
Net transfers(1)                                          1,496         508,629     (198,261)     12,145     40,204
Contract terminations:
    Surrender benefits and contract charges              (2,750)     (1,133,446)    (428,260)    (71,575)    (9,594)
    Death benefits                                           --        (167,870)          --          --         --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         71,837      16,568,955    1,941,419     671,502     50,209
-------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 266    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              ------------------------------------------------------------------------------
                                               DREY VIF       EV VT           EG VA            EG VA              EG VA
                                              INTL VAL,   FLOATING-RATE    CORE BOND,    DIV CAP BUILDER,   DIV INC BUILDER,
YEAR ENDED DEC. 31, 2008 (CONTINUED)             SERV          INC            CL 2             CL 2               CL 1
 OPERATIONS
Investment income (loss) -- net               $   1,481    $  3,099,621   $     12,664      $   (26,910)       $   311,429
Net realized gain (loss) on sales of
  investments                                   (49,062)       (564,380)    (1,770,463)         (38,060)          (520,315)
Distributions from capital gains                 57,693              --             --               --                 --
Net change in unrealized appreciation or
  depreciation of investments                  (158,383)    (26,644,304)    (7,549,954)        (975,229)        (1,697,964)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (148,271)    (24,109,063)    (9,307,753)      (1,040,199)        (1,906,850)
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          150      18,935,790        144,837              440              1,878
Net transfers(1)                               (107,845)      9,213,101     (5,100,477)        (205,509)          (518,339)
Adjustments to net assets allocated to
  contracts in payment period                        --              --             --               --             (3,589)
Contract terminations:
    Surrender benefits and contract charges      (9,944)     (4,943,399)    (4,773,398)        (246,777)        (1,166,735)
    Death benefits                                   --        (707,467)      (370,663)          (8,428)           (99,003)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (117,639)     22,498,025    (10,099,701)        (460,274)        (1,785,788)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 472,216      68,931,461     49,580,430        2,602,709          7,245,472
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 206,306    $ 67,320,423   $ 30,172,976      $ 1,102,236        $ 3,552,834
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          306,114      70,167,312     43,865,918        1,877,287          4,464,487
Contract purchase payments                           --      20,584,511        140,609              309              1,342
Net transfers(1)                                (80,649)     11,189,809     (5,351,641)        (160,378)          (464,558)
Contract terminations:
    Surrender benefits and contract charges      (8,301)     (5,560,732)    (4,602,891)        (227,258)          (798,442)
    Death benefits                                   --        (801,673)      (381,140)          (6,631)           (64,724)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                217,164      95,579,227     33,670,855        1,483,329          3,138,105
----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    267

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                                     EG VA            EG VA          EG VA         EG VA         EG VA
                                               DIV INC BUILDER,    FUNDAMENTAL    FUNDAMENTAL       GRO,        HI INC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 CL 2         LG CAP, CL 1   LG CAP, CL 2       CL 2          CL 2
 OPERATIONS
Investment income (loss) -- net                  $  2,048,974      $      441     $   (20,454)  $  (161,020)  $ 1,779,505
Net realized gain (loss) on sales of
  investments                                      (1,796,599)         (9,240)        (72,552)     (365,655)     (891,934)
Distributions from capital gains                           --              --              --            --            --
Net change in unrealized appreciation or
  depreciation of investments                     (13,462,333)       (549,141)     (7,290,324)   (5,057,147)   (7,419,250)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (13,209,958)       (557,940)     (7,383,330)   (5,583,822)   (6,531,679)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            124,801              --          54,559        33,111        80,852
Net transfers(1)                                   (2,125,265)       (101,511)        954,754       310,646    (2,088,666)
Adjustments to net assets allocated to
  contracts in payment period                              --              --              --            --            --
Contract terminations:
    Surrender benefits and contract charges        (4,739,180)       (388,736)     (2,001,918)   (1,046,886)   (2,073,665)
    Death benefits                                   (324,121)        (13,858)       (147,171)      (65,236)     (207,388)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     (7,063,765)       (504,105)     (1,139,776)     (768,365)   (4,288,867)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    48,094,944       1,957,208      22,548,833    13,928,987    27,442,510
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 27,821,221      $  895,163     $14,025,727   $ 7,576,800   $16,621,964
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             38,040,463       1,456,361      13,773,693     8,125,923    21,189,587
Contract purchase payments                            109,765              --          39,142        23,207        68,864
Net transfers(1)                                   (1,785,547)        (89,836)        770,769       334,799    (1,786,585)
Contract terminations:
    Surrender benefits and contract charges        (4,210,646)       (348,928)     (1,443,242)     (767,557)   (1,716,915)
    Death benefits                                   (287,115)        (12,460)       (103,901)      (47,110)     (178,350)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   31,866,920       1,005,137      13,036,461     7,669,262    17,576,601
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 268    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                    --------------------------------------------------------------------
                                                       EG VA          EG VA         EG VA        EG VA          EG VA
                                                      INTL EQ,      INTL EQ,       OMEGA,        OMEGA,     SPECIAL VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                    CL 1          CL 2          CL 1          CL 2          CL 1
 OPERATIONS
Investment income (loss) -- net                     $   (39,504)  $   (380,980)  $  (32,394)  $  (443,594)   $   (16,456)
Net realized gain (loss) on sales of investments       (183,830)        64,389      156,215       758,403       (482,272)
Distributions from capital gains                        104,214        770,761           --            --             --
Net change in unrealized appreciation or
  depreciation of investments                        (1,516,074)   (14,123,278)    (926,713)   (9,468,657)    (2,183,236)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (1,635,194)   (13,669,108)    (802,892)   (9,153,848)    (2,681,964)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               38,188        157,589           --        93,945         23,632
Net transfers(1)                                       (407,758)       596,464     (337,311)   (3,234,608)    (1,258,684)
Adjustments to net assets allocated to contracts
  in payment period                                        (873)            --         (430)           --             --
Contract terminations:
    Surrender benefits and contract charges          (1,273,878)    (2,712,731)    (519,685)   (2,395,926)    (1,472,384)
    Death benefits                                     (115,846)      (176,295)     (52,297)     (192,952)      (281,150)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (1,760,167)    (2,134,973)    (909,723)   (5,729,541)    (2,988,586)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       4,926,573     34,071,427    3,460,408    36,072,573     10,554,652
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 1,531,212   $ 18,267,346   $1,747,793   $21,189,184    $ 4,884,102
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                2,523,331     16,065,492    3,925,292    24,360,501      4,902,130
Contract purchase payments                               21,396         79,896           --        69,802         11,827
Net transfers(1)                                       (288,317)       557,616     (466,758)   (2,466,960)      (670,165)
Contract terminations:
    Surrender benefits and contract charges            (830,354)    (1,546,781)    (641,471)   (1,811,851)      (758,940)
    Death benefits                                      (69,533)       (96,968)     (60,627)     (147,676)      (139,545)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,356,523     15,059,255    2,756,436    20,003,816      3,345,307
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    269

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------
                                                        EG VA       FID VIP     FID VIP      FID VIP        FID VIP
                                                    SPECIAL VAL,      BAL,        BAL,     CONTRAFUND,    CONTRAFUND,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                    CL 2        SERV CL    SERV CL 2     SERV CL       SERV CL 2
 OPERATIONS
Investment income (loss) -- net                      $   (80,144)  $   1,068   $    (614)  $   (77,761)  $  (2,876,755)
Net realized gain (loss) on sales of investments        (895,454)      3,816       2,765    (1,100,374)    (20,115,099)
Distributions from capital gains                              --      18,298      11,514       505,399      11,050,281
Net change in unrealized appreciation or
  depreciation of investments                         (4,310,134)   (203,785)    (78,820)   (7,385,628)   (184,732,078)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (5,285,732)   (180,603)    (65,155)   (8,058,364)   (196,673,651)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                32,436          --      10,000        38,149      41,109,001
Net transfers(1)                                        (926,514)     11,980         (26)   (1,430,853)     (4,534,551)
Adjustments to net assets allocated to contracts
  in payment period                                           --          --          --          (621)         (5,335)
Contract terminations:
    Surrender benefits and contract charges           (2,629,895)   (119,688)   (208,428)   (4,132,557)    (25,648,144)
    Death benefits                                      (144,628)         --          --      (188,552)     (3,567,133)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (3,668,601)   (107,708)   (198,454)   (5,714,434)      7,353,838
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       19,125,136     601,180     367,692    22,223,854     460,759,745
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $10,170,803   $ 312,869   $ 104,083   $ 8,451,056   $ 271,439,932
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                11,338,444     478,683     277,155    13,814,153     258,353,211
Contract purchase payments                                20,899          --       7,590        27,036      29,272,155
Net transfers(1)                                        (609,161)     10,005         458    (1,269,784)      4,701,689
Contract terminations:
    Surrender benefits and contract charges           (1,720,651)   (106,439)   (165,404)   (3,162,191)    (17,811,707)
    Death benefits                                       (94,633)         --          --      (134,913)     (2,353,709)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       8,934,898     382,249     119,799     9,274,301     272,161,639
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 270    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                      --------------------------------------------------------------
                                                        FID VIP      FID VIP       FID VIP     FID VIP     FID VIP
                                                       DYN APPR,    GRO & INC,   GRO & INC,     GRO,         GRO,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   SERV CL 2     SERV CL      SERV CL 2    SERV CL    SERV CL 2
 OPERATIONS
Investment income (loss) -- net                       $  (16,429)  $   (25,858)   $  (4,786)  $   (744)  $   (43,174)
Net realized gain (loss) on sales of investments         (57,156)      (84,218)     (72,128)    (2,499)      140,696
Distributions from capital gains                          13,183       594,046       62,995         --            --
Net change in unrealized appreciation or
  depreciation of investments                           (861,257)   (3,045,750)    (238,439)   (77,142)   (3,149,866)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            (921,659)   (2,561,780)    (252,358)   (80,385)   (3,052,344)
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                     4         7,053        3,569         --        27,476
Net transfers(1)                                        (131,735)     (726,255)     (74,264)     7,722      (206,910)
Adjustments to net assets allocated to contracts in
  payment period                                         (52,953)           --           --         --        (5,775)
Contract terminations:
    Surrender benefits and contract charges             (188,664)     (564,825)    (200,749)   (37,647)     (823,452)
    Death benefits                                       (16,749)     (159,152)     (33,783)    (6,633)      (18,755)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (390,097)   (1,443,179)    (305,227)   (36,558)   (1,027,416)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        2,417,193     7,004,817      729,935    198,124     7,008,276
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $1,105,437   $ 2,999,858    $ 172,350   $ 81,181   $ 2,928,516
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 1,555,857     5,750,445      530,747    187,211     4,958,651
Contract purchase payments                                     3         7,529        3,830         --        23,442
Net transfers(1)                                        (124,222)     (718,416)     (76,364)    10,091      (215,459)
Contract terminations:
    Surrender benefits and contract charges             (159,612)     (579,311)    (198,489)   (43,231)     (770,443)
    Death benefits                                       (12,026)     (165,887)     (40,825)    (6,984)      (15,737)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,260,000     4,294,360      218,899    147,087     3,980,454
--------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    271

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------------
                                                     FID VIP       FID VIP       FID VIP        FID VIP        FID VIP
                                                     HI INC,       HI INC,     INVEST GR,      MID CAP,       MID CAP,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 SERV CL      SERV CL 2     SERV CL 2       SERV CL       SERV CL 2
 OPERATIONS
Investment income (loss) -- net                    $   231,359   $   92,320   $  4,604,626   $   (247,470)  $ (1,887,571)
Net realized gain (loss) on sales of investments      (155,196)    (129,291)    (2,309,766)       815,715     (1,259,691)
Distributions from capital gains                            --           --        162,442      4,690,864     22,139,270
Net change in unrealized appreciation or
  depreciation of investments                       (1,005,798)    (396,315)   (14,183,196)   (16,857,459)   (91,690,667)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (929,635)    (433,286)   (11,725,894)   (11,598,350)   (72,698,659)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  --       11,610     37,561,491         60,909     19,704,361
Net transfers(1)                                      (191,492)    (373,824)   (25,323,195)    (3,066,463)    37,343,263
Adjustments to net assets allocated to contracts
  in payment period                                     (2,040)          --             --         (4,909)            --
Contract terminations:
    Surrender benefits and contract charges           (722,723)    (334,949)   (14,807,488)    (5,413,343)   (10,995,106)
    Death benefits                                     (15,703)     (38,156)    (2,072,452)      (406,131)    (1,227,058)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (931,958)    (735,319)    (4,641,644)    (8,829,937)    44,825,460
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      4,278,642    2,210,142    202,610,090     35,212,690    155,333,622
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 2,417,049   $1,041,537   $186,242,552   $ 14,784,403   $127,460,423
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               3,798,276    1,581,235    187,622,747     12,970,526     76,054,670
Contract purchase payments                                  --        8,509     35,251,173         26,401     12,431,030
Net transfers(1)                                      (191,378)    (279,080)   (25,181,570)    (1,422,552)    26,574,503
Contract terminations:
    Surrender benefits and contract charges           (696,530)    (266,855)   (14,053,247)    (2,234,537)    (6,437,006)
    Death benefits                                     (14,252)     (32,722)    (1,969,458)      (169,829)      (702,576)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     2,896,116    1,011,087    181,669,645      9,170,009    107,920,621
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 272    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                                 FID VIP        FID VIP       FTVIPT FRANK     FTVIPT FRANK   FTVIPT FRANK
                                                OVERSEAS,      OVERSEAS,    GLOBAL REAL EST,     INC SEC,     RISING DIVD,
YEAR ENDED DEC. 31, 2008 (CONTINUED)             SERV CL       SERV CL 2          CL 2             CL 2           CL 2
 OPERATIONS
Investment income (loss) -- net                $    15,151   $    346,321      $   (50,182)    $  1,200,520    $      839
Net realized gain (loss) on sales of
  investments                                      (48,439)       (86,351)      (2,197,674)        (604,647)      (41,350)
Distributions from capital gains                   272,262      4,277,065        3,571,630          696,416         9,688
Net change in unrealized appreciation or
  depreciation of investments                   (1,411,254)   (23,899,484)      (7,261,942)     (11,781,678)     (366,977)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (1,172,280)   (19,362,449)      (5,938,168)     (10,489,389)     (397,800)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           2,855        219,424           79,463          219,095         1,010
Net transfers(1)                                  (112,405)     3,568,836       (1,441,414)      (1,779,667)       46,866
Adjustments to net assets allocated to
  contracts in payment period                         (178)            --               --          (31,317)           --
Contract terminations:
    Surrender benefits and contract charges       (248,302)    (2,883,537)      (1,806,744)      (4,108,421)      (68,016)
    Death benefits                                 (16,804)      (351,077)        (180,305)        (483,464)      (30,243)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (374,834)       553,646       (3,349,000)      (6,183,774)      (50,383)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  2,820,069     44,135,574       16,391,951       37,538,435     1,412,484
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 1,272,955   $ 25,326,771      $ 7,104,783     $ 20,865,272    $  964,301
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           2,252,524     23,508,055        8,046,331       23,205,061     1,163,811
Contract purchase payments                           3,239        142,125           63,747          176,111           837
Net transfers(1)                                  (149,256)     3,173,295         (824,498)      (1,491,873)       41,624
Contract terminations:
    Surrender benefits and contract charges       (223,580)    (1,950,228)        (983,848)      (2,804,876)      (69,507)
    Death benefits                                 (26,563)      (229,301)        (102,810)        (355,869)      (26,061)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 1,856,364     24,643,946        6,198,922       18,728,554     1,110,704
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    273

STATEMENTS OF CHANGES IN NET ASSETS



                                                                    SEGREGATED ASSET SUBACCOUNTS
                                             --------------------------------------------------------------------------
                                             FTVIPT FRANK   FTVIPT FRANK   FTVIPT MUTUAL    FTVIPT TEMP     FTVIPT TEMP
                                              SM CAP VAL,    SM MID CAP     SHARES SEC,    DEV MKTS SEC,     FOR SEC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)             CL 2         GRO, CL 2         CL 2            CL 2           CL 2
 OPERATIONS
Investment income (loss) -- net               $   (19,087)  $   (227,062)   $  1,718,674    $    31,754    $    296,543
Net realized gain (loss) on sales of
  investments                                      81,470       (198,400)        395,047       (108,807)        417,899
Distributions from capital gains                  784,346      2,200,952       4,627,499        416,931       2,628,141
Net change in unrealized appreciation or
  depreciation of investments                  (4,462,289)   (10,786,339)    (57,297,103)    (1,662,139)    (16,593,464)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (3,615,560)    (9,010,849)    (50,555,883)    (1,322,261)    (13,250,881)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         48,665         46,722         306,252          1,132          88,865
Net transfers(1)                                 (336,470)    (1,033,785)    (10,287,706)      (197,574)     (1,645,869)
Adjustments to net assets allocated to
  contracts in payment period                          --         (6,390)         (6,575)        (5,915)             --
Contract terminations:
    Surrender benefits and contract charges    (1,250,944)    (2,510,299)    (20,612,340)      (360,582)     (3,472,349)
    Death benefits                                (93,642)      (124,872)     (1,471,320)       (42,728)       (155,851)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (1,632,391)    (3,628,624)    (32,071,689)      (605,667)     (5,185,204)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                11,950,616     23,347,024     153,569,163      2,855,361      35,247,417
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 6,702,665   $ 10,707,551    $ 70,941,591    $   927,433    $ 16,811,332
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          7,073,703     25,432,470      84,105,476        953,958      20,887,036
Contract purchase payments                         30,866         56,595         199,532            534          59,441
Net transfers(1)                                 (320,685)    (1,466,025)     (7,155,186)      (108,990)     (1,400,407)
Contract terminations:
    Surrender benefits and contract charges      (810,080)    (3,399,612)    (13,499,466)      (165,062)     (2,410,305)
    Death benefits                                (61,002)      (136,240)       (990,749)       (19,055)       (110,369)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                5,912,802     20,487,188      62,659,607        661,385      17,025,396
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 274    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                  FTVIPT TEMP   FTVIPT TEMP     GS VIT       GS VIT          GS VIT
                                                 GLOBAL BOND,     GRO SEC,     CAP GRO,      MID CAP     STRATEGIC INTL
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 CL 2           CL 2         INST       VAL, INST       EQ, INST
 OPERATIONS
Investment income (loss) -- net                  $  4,444,701   $     8,785   $  (8,157)  $   (749,578)     $   4,998
Net realized gain (loss) on sales of
  investments                                       4,199,567      (123,308)      4,418     (7,025,094)       (13,239)
Distributions from capital gains                           --       285,258          --        269,589         21,209
Net change in unrealized appreciation or
  depreciation of investments                        (576,048)   (2,362,873)   (274,638)   (49,288,998)      (245,688)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   8,068,220    (2,192,138)   (278,377)   (56,794,081)      (232,720)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         37,743,692        54,556         531     18,574,511            134
Net transfers(1)                                  (45,032,026)     (144,392)    (91,762)   (14,471,164)       (60,349)
Adjustments to net assets allocated to
  contracts in payment period                          (2,360)           --          --         (9,960)            --
Contract terminations:
    Surrender benefits and contract charges       (14,637,519)     (181,168)   (136,523)    (9,427,600)       (79,017)
    Death benefits                                 (1,989,500)     (192,159)         --     (1,212,313)            --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (23,917,713)     (463,163)   (227,754)    (6,546,526)      (139,232)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   207,049,009     5,431,779     821,249    165,283,694        615,604
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $191,199,516   $ 2,776,478   $ 315,118   $101,943,087      $ 243,652
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            157,787,689     3,886,515     878,698     84,708,726        527,000
Contract purchase payments                         28,548,584        55,694         620     11,278,080            121
Net transfers(1)                                  (33,862,953)      (90,681)   (125,640)    (4,702,241)       (59,027)
Contract terminations:
    Surrender benefits and contract charges       (10,923,003)     (164,038)   (163,188)    (5,446,539)       (79,473)
    Death benefits                                 (1,483,625)     (146,927)         --       (639,536)            --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  140,066,692     3,540,563     590,490     85,198,490        388,621
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    275

STATEMENTS OF CHANGES IN NET ASSETS



                                                                    SEGREGATED ASSET SUBACCOUNTS
                                               ----------------------------------------------------------------------
                                                  GS VIT      JANUS ASPEN    JANUS ASPEN   JANUS ASPEN    JANUS ASPEN
                                               STRUCTD U.S.       BAL,      GLOBAL TECH,    OVERSEAS,       JANUS,
YEAR ENDED DEC. 31, 2008 (CONTINUED)             EQ, INST         INST          SERV           SERV          SERV
 OPERATIONS
Investment income (loss) -- net                 $     1,854   $    49,258    $   (4,986)   $   (19,024)  $ (1,648,625)
Net realized gain (loss) on sales of
  investments                                      (251,459)      119,531       (35,220)       309,633     (2,066,960)
Distributions from capital gains                     55,946       310,729            --        708,866             --
Net change in unrealized appreciation or
  depreciation of investments                    (2,934,467)   (1,251,043)     (162,847)    (3,867,681)   (78,554,039)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (3,128,126)     (771,525)     (203,053)    (2,868,206)   (82,269,624)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            4,653         7,171         1,617          3,654     40,259,614
Net transfers(1)                                   (663,024)     (237,138)      (24,836)       (84,428)    23,992,603
Adjustments to net assets allocated to
  contracts in payment period                       (84,098)           --            --             --             --
Contract terminations:
    Surrender benefits and contract charges      (1,017,937)     (965,868)      (71,236)      (449,938)    (9,087,301)
    Death benefits                                  (35,460)     (160,685)       (1,898)       (28,212)    (1,340,936)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (1,795,866)   (1,356,520)      (96,353)      (558,924)    53,823,980
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   9,423,813     5,377,813       518,394      5,904,730    175,179,456
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 4,499,821   $ 3,249,768    $  218,988    $ 2,477,600   $146,733,812
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            9,160,868     2,497,592     1,049,903      3,917,073    174,801,119
Contract purchase payments                            5,865         3,368         4,208          2,715     46,822,093
Net transfers(1)                                   (792,436)     (128,897)      (54,214)        (8,551)    37,452,996
Contract terminations:
    Surrender benefits and contract charges      (1,215,344)     (476,335)     (193,205)      (372,526)   (11,519,273)
    Death benefits                                  (42,793)      (77,184)       (4,986)       (21,210)    (1,728,548)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  7,116,160     1,818,544       801,706      3,517,501    245,828,387
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 276    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------
                                               JANUS ASPEN   JANUS ASPEN    JPM U.S.    LAZARD RETIRE    LAZARD RETIRE
                                               ENTERPRISE,      WORLD,       LG CAP        INTL EQ,     U.S. STRATEGIC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)               SERV          INST        CORE EQ         SERV             SERV
 OPERATIONS
Investment income (loss) -- net                 $  (21,998)   $   (3,797)  $   (1,588)    $  (2,540)       $  (2,351)
Net realized gain (loss) on sales of
  investments                                       28,227      (121,982)       9,604        (1,708)         (32,009)
Distributions from capital gains                    86,314            --           --         1,449               --
Net change in unrealized appreciation or
  depreciation of investments                     (878,497)     (693,845)    (335,870)     (206,301)         (80,305)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (785,954)     (819,624)    (327,854)     (209,100)        (114,665)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           6,193         4,499        1,627            24               77
Net transfers(1)                                  (136,723)      (72,289)    (185,434)      (35,635)         (84,868)
Adjustments to net assets allocated to
  contracts in payment period                           --            --           --            --               --
Contract terminations:
    Surrender benefits and contract charges       (224,066)     (370,628)    (262,710)     (147,805)         (80,840)
    Death benefits                                 (45,250)      (31,706)     (28,088)      (38,045)         (17,074)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (399,846)     (470,124)    (474,605)     (221,461)        (182,705)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  2,055,776     2,156,055    1,256,659       696,316          462,765
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $  869,976    $  866,307   $  454,200     $ 265,755        $ 165,395
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           3,233,581     1,308,351    1,339,877       542,496          380,888
Contract purchase payments                          11,414         3,057        1,921            24               72
Net transfers(1)                                  (177,087)      (58,635)    (228,829)      (40,712)         (74,500)
Contract terminations:
    Surrender benefits and contract charges       (431,247)     (268,085)    (317,795)     (134,864)         (74,791)
    Death benefits                                (109,422)      (22,741)     (48,295)      (32,431)         (18,834)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 2,527,239       961,947      746,879       334,513          212,835
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    277

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------
                                                     LM PTNRS    LVIP BARON     MFS INV       MFS INV       MFS INV
                                                    VAR SM CAP    GRO OPP,     GRO STOCK,      TRUST,       TRUST,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 GRO, CL I     SERV CL      SERV CL       INIT CL       SERV CL
 OPERATIONS
Investment income (loss) -- net                      $   (908)   $  (24,473)  $   (36,840)  $   (23,557)  $   (6,283)
Net realized gain (loss) on sales of investments      (17,643)       40,040        14,354        12,553       44,297
Distributions from capital gains                        2,040        78,594       194,644       311,964       55,525
Net change in unrealized appreciation or
  depreciation of investments                         (15,527)     (835,815)   (1,872,592)   (2,041,411)    (398,642)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (32,038)     (741,654)   (1,700,434)   (1,740,451)    (305,103)
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             40,942           553           243        24,305       12,287
Net transfers(1)                                       (9,037)     (113,377)      107,301       (98,026)     (87,304)
Adjustments to net assets allocated to contracts
  in payment period                                        --            --          (325)           --           --
Contract terminations:
    Surrender benefits and contract charges              (802)     (259,554)     (727,653)     (415,485)    (153,525)
    Death benefits                                         --      (192,677)      (46,297)      (91,223)     (12,034)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         31,103      (565,055)     (666,731)     (580,429)    (240,576)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        25,128     2,240,750     4,916,049     5,304,797    1,071,774
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 24,193    $  934,041   $ 2,548,884   $ 2,983,917   $  526,095
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 22,763     1,283,872     5,739,547     4,718,031      919,981
Contract purchase payments                             43,828           331           158        31,621        9,557
Net transfers(1)                                      (27,133)      (97,331)       72,285      (173,174)    (100,996)
Contract terminations:
    Surrender benefits and contract charges              (681)     (177,356)   (1,005,462)     (462,989)    (131,666)
    Death benefits                                         --      (121,798)      (63,159)      (92,925)      (9,912)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       38,777       887,718     4,743,369     4,020,564      686,964
--------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 278    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------------
                                                       MFS          MFS           MFS           MFS             MFS
                                                    NEW DIS,      NEW DIS,     RESEARCH,   TOTAL RETURN,   TOTAL RETURN,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 INIT CL      SERV CL       INIT CL       INIT CL         SERV CL
 OPERATIONS
Investment income (loss) -- net                    $  (21,378)  $   (50,332)  $  (19,128)    $   7,263      $  1,198,030
Net realized gain (loss) on sales of investments      (78,474)     (217,910)      22,311        (5,733)       (1,678,897)
Distributions from capital gains                      297,747       842,883           --        25,261         4,609,674
Net change in unrealized appreciation or
  depreciation of investments                        (891,726)   (2,424,049)    (835,745)     (141,156)      (21,916,193)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (693,831)   (1,849,408)    (832,562)     (114,365)      (17,787,386)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              5,202        26,046        8,961         1,500           298,398
Net transfers(1)                                     (147,889)      (71,741)      (7,502)      113,989        (5,220,536)
Adjustments to net assets allocated to contracts
  in payment period                                        --          (359)          --            --                --
Contract terminations:
    Surrender benefits and contract charges          (148,363)     (455,888)    (197,418)      (78,337)      (11,641,923)
    Death benefits                                     (2,535)      (42,401)     (10,420)         (248)         (829,892)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (293,585)     (544,343)    (206,379)       36,904       (17,393,953)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     1,915,288     4,922,300    2,346,062       456,420        86,301,430
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  927,872   $ 2,528,549   $1,307,121     $ 378,959      $ 51,120,091
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              1,687,548     4,591,329    2,286,428       294,491        59,962,756
Contract purchase payments                              6,132        27,024        9,481         1,100           231,184
Net transfers(1)                                     (182,555)     (143,449)     (22,967)       78,308        (4,262,203)
Contract terminations:
    Surrender benefits and contract charges          (149,452)     (484,869)    (235,569)      (55,802)       (9,052,048)
    Death benefits                                     (4,811)      (41,473)     (11,731)         (164)         (638,782)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,356,862     3,948,562    2,025,642       317,933        46,240,907
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    279

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                      ---------------------------------------------------------------
                                                          MFS           MFS
                                                       UTILITIES,    UTILITIES,      NACM        OPCAP        OPCAP
YEAR ENDED DEC. 31, 2008 (CONTINUED)                    INIT CL       SERV CL       SM CAP         EQ        MANAGED
 OPERATIONS
Investment income (loss) -- net                       $    16,816   $    (5,450)  $  (17,569)  $  (3,425)  $   37,952
Net realized gain (loss) on sales of investments          281,699        24,440     (133,230)    (41,653)    (119,805)
Distributions from capital gains                        1,939,236       905,410      299,778     130,911      191,719
Net change in unrealized appreciation or
  depreciation of investments                          (7,637,189)   (3,506,834)    (766,162)   (371,759)    (894,743)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                           (5,399,438)   (2,582,434)    (617,183)   (285,926)    (784,877)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 21,766        99,428        4,522       2,420        6,579
Net transfers(1)                                         (296,715)     (466,679)     (22,211)     (8,925)     (52,733)
Adjustments to net assets allocated to contracts in
  payment period                                           (1,482)           --           --          --         (546)
Contract terminations:
    Surrender benefits and contract charges            (1,794,954)     (628,305)    (349,000)   (125,497)    (379,195)
    Death benefits                                        (90,069)      (52,058)     (22,250)     (5,564)     (37,171)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (2,161,454)   (1,047,614)    (388,939)   (137,566)    (463,066)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        15,073,735     7,067,964    1,715,634     816,641    2,828,427
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $ 7,512,843   $ 3,437,916   $  709,512   $ 393,149   $1,580,484
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  8,127,855     2,737,910      851,215     513,212    1,089,507
Contract purchase payments                                 17,445        41,768        2,470       1,709        2,730
Net transfers(1)                                         (331,367)     (309,856)     (14,292)     (6,620)     (24,696)
Contract terminations:
    Surrender benefits and contract charges            (1,167,176)     (270,998)    (215,809)    (94,967)    (172,156)
    Death benefits                                        (80,185)      (30,995)     (11,935)     (3,817)     (17,305)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        6,566,572     2,167,829      611,649     409,517      878,080
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 280    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------
                                                       OPPEN          OPPEN         OPPEN        OPPEN         OPPEN
                                                      CAP APPR      CAP APPR     GLOBAL SEC    GLOBAL SEC     HI INC
YEAR ENDED DEC. 31, 2008 (CONTINUED)                     VA         VA, SERV         VA         VA, SERV        VA
 OPERATIONS
Investment income (loss) -- net                     $   (23,140)  $   (856,899)   $    517    $    (9,350)  $   62,957
Net realized gain (loss) on sales of investments        (10,592)       693,665      (1,707)      (321,198)    (155,741)
Distributions from capital gains                             --             --      11,461      1,095,914           --
Net change in unrealized appreciation or
  depreciation of investments                          (973,971)   (29,156,169)    (81,509)    (8,581,146)    (756,707)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (1,007,703)   (29,319,403)    (71,238)    (7,815,780)    (849,491)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                4,259        340,721          --         84,184        9,336
Net transfers(1)                                        (88,864)     2,573,997          --       (550,067)     (36,003)
Adjustments to net assets allocated to contracts
  in payment period                                          --         (5,332)         --         (5,770)          --
Contract terminations:
    Surrender benefits and contract charges            (548,718)    (3,904,987)    (72,783)    (2,128,935)    (230,850)
    Death benefits                                      (54,282)      (590,643)         --       (221,941)     (30,062)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (687,605)    (1,586,244)    (72,783)    (2,822,529)    (287,579)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       2,718,928     66,968,978     228,315     20,603,093    1,351,255
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 1,023,620   $ 36,063,331    $ 84,294    $ 9,964,784   $  214,185
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,515,456     47,465,128     101,317     11,636,530    1,012,326
Contract purchase payments                                2,616        282,246          --         64,870        7,508
Net transfers(1)                                        (64,874)     4,066,299          --       (511,710)     (16,929)
Contract terminations:
    Surrender benefits and contract charges            (357,628)    (3,413,331)    (37,893)    (1,460,800)    (215,436)
    Death benefits                                      (33,557)      (516,908)         --       (148,500)     (24,529)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,062,013     47,883,434      63,424      9,580,390      762,940
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    281

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                      OPPEN        OPPEN         OPPEN        OPPEN          OPPEN
                                                    HI INC VA,    MAIN ST     MAIN ST SM    STRATEGIC   STRATEGIC BOND
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   SERV          VA      CAP VA, SERV    BOND VA       VA, SERV
 OPERATIONS
Investment income (loss) -- net                    $   254,782   $     495    $   (83,943)  $   9,650    $  9,813,824
Net realized gain (loss) on sales of investments      (429,643)     (3,282)         7,141      13,180      (1,479,136)
Distributions from capital gains                            --      15,751        456,575       2,976       3,591,808
Net change in unrealized appreciation or
  depreciation of investments                       (3,775,506)   (115,428)    (3,887,472)    (54,633)    (66,745,281)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (3,950,367)   (102,464)    (3,507,699)    (28,827)    (54,818,785)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              13,451         240         77,859          --      52,589,573
Net transfers(1)                                        69,773         181       (225,677)         --     (18,653,693)
Adjustments to net assets allocated to contracts
  in payment period                                         --          --         (6,998)         --          (2,635)
Contract terminations:
    Surrender benefits and contract charges           (439,342)    (90,964)      (713,519)   (111,655)    (25,746,872)
    Death benefits                                    (105,255)         --        (51,134)         --      (2,918,571)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (461,373)    (90,543)      (919,469)   (111,655)      5,267,802
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      5,577,127     330,620      9,702,829     309,255     326,585,829
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 1,165,387   $ 137,613    $ 5,275,661   $ 168,773    $277,034,846
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               4,202,541     284,846      5,845,476     185,843     243,686,580
Contract purchase payments                              14,073         255         65,539          --      40,481,853
Net transfers(1)                                       474,758         166       (157,442)         --     (15,954,374)
Contract terminations:
    Surrender benefits and contract charges           (444,756)    (89,857)      (479,268)    (65,956)    (19,981,604)
    Death benefits                                     (87,461)         --        (34,522)         --      (2,214,479)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     4,159,155     195,410      5,239,783     119,887     246,017,976
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 282    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------------
                                                       PIMCO VIT      PUT VT       PUT VT       PUT VT        PUT VT
                                                      ALL ASSET,     DIV INC,     DIV INC,    GLOBAL EQ,    GRO & INC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                  ADVISOR CL       CL IA        CL IB        CL IA        CL IA
 OPERATIONS
Investment income (loss) -- net                      $  8,178,744   $   86,140   $   57,074    $   9,108   $    44,468
Net realized gain (loss) on sales of investments       (1,458,857)    (118,324)    (103,038)     (52,587)     (432,409)
Distributions from capital gains                          570,116           --           --           --       684,508
Net change in unrealized appreciation or
  depreciation of investments                         (42,131,233)    (525,908)    (311,876)    (291,716)   (2,033,760)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (34,841,230)    (558,092)    (357,840)    (335,195)   (1,737,193)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             43,823,756          695       24,734        1,005         3,065
Net transfers(1)                                        2,005,191     (116,647)    (120,197)     (92,550)     (123,879)
Adjustments to net assets allocated to contracts in
  payment period                                               --         (823)          --           --           188
Contract terminations:
    Surrender benefits and contract charges           (10,409,214)    (320,613)    (334,387)    (107,419)     (772,272)
    Death benefits                                     (1,499,371)     (24,145)     (32,910)      (1,748)      (33,393)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         33,920,362     (461,533)    (462,760)    (200,712)     (926,291)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       171,530,929    2,099,409    1,469,078      890,403     5,023,394
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $170,610,061   $1,079,784   $  648,478    $ 354,496   $ 2,359,910
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                166,070,507    1,101,298      998,594      572,448     1,940,181
Contract purchase payments                             44,179,274          413       17,408          855         1,470
Net transfers(1)                                        1,817,986      (65,414)     (97,780)     (67,688)      (61,814)
Contract terminations:
    Surrender benefits and contract charges           (10,866,498)    (189,604)    (248,906)     (82,324)     (358,814)
    Death benefits                                     (1,567,841)     (14,888)     (23,196)      (1,310)      (16,641)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      199,633,428      831,805      646,120      421,981     1,504,382
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    283

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                      -------------------------------------------------------------
                                                         PUT VT        PUT VT       PUT VT      PUT VT      PUT VT
                                                       GRO & INC,   GLOBAL HLTH   HI YIELD,   HI YIELD,      INC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                     CL IB      CARE, CL IB     CL IA       CL IB       CL IB
 OPERATIONS
Investment income (loss) -- net                       $    72,738    $  (35,225)  $  70,419   $  51,858   $  11,942
Net realized gain (loss) on sales of investments         (950,417)       47,589    (100,346)    (63,279)    (11,879)
Distributions from capital gains                        1,435,901        22,477          --          --          --
Net change in unrealized appreciation or
  depreciation of investments                          (4,082,729)     (495,646)   (205,373)   (148,462)    (32,610)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                           (3,524,507)     (460,805)   (235,300)   (159,883)    (32,547)
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 14,951         3,195         570       8,914      10,075
Net transfers(1)                                         (365,239)      (35,408)     (9,392)    (26,941)     10,274
Adjustments to net assets allocated to contracts in
  payment period                                               --            --        (358)         --          --
Contract terminations:
    Surrender benefits and contract charges            (1,608,674)     (276,977)   (139,755)   (157,584)   (182,578)
    Death benefits                                        (82,993)      (22,281)    (28,777)    (14,056)    (18,808)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (2,041,955)     (331,471)   (177,712)   (189,667)   (181,037)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        10,311,366     2,704,571     974,648     750,501     293,650
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $ 4,744,904    $1,912,295   $ 561,636   $ 400,951   $  80,066
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  8,109,909     2,212,034     499,134     516,692     239,988
Contract purchase payments                                 14,748         2,860         319       6,179       7,275
Net transfers(1)                                         (361,529)      (18,089)     (5,991)    (19,463)      8,965
Contract terminations:
    Surrender benefits and contract charges            (1,520,530)     (254,705)    (82,281)   (114,884)   (157,393)
    Death benefits                                        (71,954)      (21,366)    (16,980)     (9,882)    (15,970)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        6,170,644     1,920,734     394,201     378,642      82,865
-------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 284    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------------------
                                                    PUT VT           PUT VT           PUT VT         PUT VT       PUT VT
                                                   INTL EQ,     INTL GRO & INC,   INTL NEW OPP,     NEW OPP,    RESEARCH,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 CL IB           CL IB            CL IB          CL IA        CL IB
 OPERATIONS
Investment income (loss) -- net                  $    203,045       $    25        $     9,807    $   (23,870)  $    (555)
Net realized gain (loss) on sales of
  investments                                        (964,541)          (16)           204,987        (78,005)     (1,543)
Distributions from capital gains                    3,971,238         1,158                 --             --          --
Net change in unrealized appreciation or
  depreciation of investments                     (16,050,933)       (4,504)        (1,135,716)      (941,380)   (120,290)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 (12,841,191)       (3,337)          (920,922)    (1,043,255)   (122,388)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            113,921            --              1,530          4,568         500
Net transfers(1)                                     (986,293)           --           (146,886)       (37,972)     14,938
Adjustments to net assets allocated to
  contracts in payment period                          (2,353)           --                 --            (35)         --
Contract terminations:
    Surrender benefits and contract charges        (3,585,301)           (7)          (819,025)      (323,833)    (21,234)
    Death benefits                                   (140,594)           --             (1,098)       (30,891)         --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (4,600,620)           (7)          (965,479)      (388,163)     (5,796)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    31,980,799         7,140          2,842,385      2,900,786     309,432
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 14,538,988       $ 3,796        $   955,984    $ 1,469,368   $ 181,248
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             23,406,285         4,130          2,550,236      1,279,567     251,595
Contract purchase payments                            107,671            --              1,606          2,454         478
Net transfers(1)                                   (1,132,241)           --           (161,251)       (19,633)     13,866
Contract terminations:
    Surrender benefits and contract charges        (3,418,440)           (6)          (888,253)      (174,811)    (22,836)
    Death benefits                                   (127,847)           --             (1,285)       (16,752)         --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   18,835,428         4,124          1,501,053      1,070,825     243,103
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    285

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------
                                                        PUT VT        PUT VT       PUT VT      PUT VT        RW VT
                                                     SM CAP VAL,      VISTA,      VOYAGER,    VOYAGER,       LG CAP
YEAR ENDED DEC. 31, 2008 (CONTINUED)                    CL IB         CL IB        CL IA        CL IB       CORE EQ
 OPERATIONS
Investment income (loss) -- net                       $   (1,526)  $   (97,291)  $  (3,241)  $  (18,408)  $    (9,289)
Net realized gain (loss) on sales of investments        (221,899)     (276,469)    (44,608)    (268,419)     (152,553)
Distributions from capital gains                         298,942            --          --           --       499,420
Net change in unrealized appreciation or
  depreciation of investments                           (583,377)   (3,582,443)    (86,980)    (302,134)   (2,324,493)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       (507,860)   (3,956,203)   (134,829)    (588,961)   (1,986,915)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 5,750         9,537         801        3,913        23,211
Net transfers(1)                                        (132,366)     (464,124)    (37,595)     (32,019)      644,228
Adjustments to net assets allocated to contracts in
  payment period                                              --          (548)        (54)          --            --
Contract terminations:
    Surrender benefits and contract charges              (85,228)   (1,767,283)    (49,910)    (318,831)     (246,789)
    Death benefits                                            --       (81,117)       (431)     (16,940)      (21,604)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (211,844)   (2,303,535)    (87,189)    (363,877)      399,046
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,440,870    10,294,224     423,394    1,826,404     4,922,717
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $  721,166   $ 4,034,486   $ 201,376   $  873,566   $ 3,334,848
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 1,186,935    14,129,533     286,676    1,303,679     3,393,793
Contract purchase payments                                 5,409        14,802         685        3,055        22,663
Net transfers(1)                                        (113,079)     (735,466)    (28,485)     (27,079)      576,865
Contract terminations:
    Surrender benefits and contract charges              (83,634)   (2,916,925)    (39,588)    (261,407)     (205,024)
    Death benefits                                            --      (116,729)       (340)     (14,011)      (25,954)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         995,631    10,375,215     218,948    1,004,237     3,762,343
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 286    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                      ---------------------------------------------------------------
                                                         RW VT        RW VT       RW VT        RW VT         ROYCE
                                                         LG CAP       LG CAP     MID-CAP       SM CAP      MICRO-CAP,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   GRO STOCK      VAL EQ     CORE EQ       VAL EQ      INVEST CL
 OPERATIONS
Investment income (loss) -- net                       $   (46,421)  $   3,898   $  (1,178)  $    25,085   $    21,796
Net realized gain (loss) on sales of investments          (50,612)     11,004      (4,974)     (792,027)       24,847
Distributions from capital gains                          652,637      55,517      23,513     2,571,079       260,792
Net change in unrealized appreciation or
  depreciation of investments                          (2,642,687)   (294,260)   (111,562)   (4,344,280)   (1,662,136)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                           (2,087,083)   (223,841)    (94,201)   (2,540,143)   (1,354,701)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 31,455          75          --        53,132         3,948
Net transfers(1)                                         (151,558)    (18,914)     16,007        61,396      (282,767)
Adjustments to net assets allocated to contracts in
  payment period                                               --          --          --            --            --
Contract terminations:
    Surrender benefits and contract charges              (321,498)    (95,288)    (48,801)     (440,901)     (299,976)
    Death benefits                                        (32,462)         --          --       (43,266)      (50,940)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (474,063)   (114,127)    (32,794)     (369,639)     (629,735)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         5,459,539     724,115     250,093     8,181,729     3,544,507
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $ 2,898,393   $ 386,147   $ 123,098   $ 5,271,947   $ 1,560,071
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  3,847,330     405,668     133,791     4,891,476     1,211,207
Contract purchase payments                                 25,621          --          --        38,231         1,374
Net transfers(1)                                          (74,040)    (13,286)      8,885       217,675      (113,224)
Contract terminations:
    Surrender benefits and contract charges              (279,079)    (66,872)    (29,859)     (301,227)     (120,246)
    Death benefits                                        (25,884)         --          --       (38,574)      (19,801)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        3,493,948     325,510     112,817     4,807,581       959,310
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    287

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                    ROYCE           RVS             RVS           RVS
                                                   SM-CAP,        PTNRS VP       PTNRS VP      PTNRS VP         RVS
YEAR ENDED DEC. 31, 2008 (CONTINUED)              INVEST CL   FUNDAMENTAL VAL   SELECT VAL    SM CAP VAL       VP BAL
 OPERATIONS
Investment income (loss) -- net                  $  (18,780)    $ (2,022,309)    $   (850)   $ (1,164,840)  $   (77,094)
Net realized gain (loss) on sales of
  investments                                       154,135         (992,650)      (2,207)     (2,567,066)     (521,407)
Distributions from capital gains                    138,629        1,002,036          365       3,031,858       483,405
Net change in unrealized appreciation or
  depreciation of investments                      (842,095)     (59,931,587)     (23,402)    (25,946,065)   (2,201,467)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (568,111)     (61,944,510)     (26,094)    (26,646,113)   (2,316,563)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            2,556       31,790,075           --         441,456        53,287
Net transfers(1)                                   (254,510)      30,930,957       30,264      (1,503,307)     (192,338)
Adjustments to net assets allocated to
  contracts in payment period                            --               --           --              --          (748)
Contract terminations:
    Surrender benefits and contract charges        (274,894)      (6,692,960)      (2,547)     (5,412,446)   (1,019,661)
    Death benefits                                  (46,682)      (1,000,239)          --        (768,976)     (167,507)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (573,530)      55,027,833       27,717      (7,243,273)   (1,326,967)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   2,468,008      121,922,441       51,855      88,943,047     8,314,132
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $1,326,367     $115,005,764     $ 53,478    $ 55,053,661   $ 4,670,602
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              918,137      123,335,861       39,142      62,013,403     5,726,737
Contract purchase payments                              918       37,728,972           --         341,977        60,287
Net transfers(1)                                   (103,011)      41,110,524       30,031        (321,768)     (107,145)
Contract terminations:
    Surrender benefits and contract charges        (106,019)      (8,416,765)      (3,183)     (4,348,999)     (695,912)
    Death benefits                                  (18,254)      (1,241,142)          --        (599,806)     (146,444)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    691,771      192,517,450       65,990      57,084,807     4,837,523
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 288    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                ----------------------------------------------------------------------------
                                                   RVS VP         RVS VP          RVS VP           RVS VP
                                                    CASH            DIV            DIV        GLOBAL INFLATION      SEL VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)                MGMT           BOND           EQ INC          PROT SEC           GRO
 OPERATIONS
Investment income (loss) -- net                 $    416,781   $ (4,741,591)  $  (4,887,846)    $  1,414,583     $  (199,385)
Net realized gain (loss) on sales of
  investments                                         (7,448)    (3,707,649)     (2,651,067)         911,555        (517,620)
Distributions from capital gains                          --             --      26,183,380               --              --
Net change in unrealized appreciation or
  depreciation of investments                        (15,642)   (25,245,286)   (182,984,763)      (5,330,014)     (7,767,483)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          393,691    (33,694,526)   (164,340,296)      (3,003,876)     (8,484,488)
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         4,382,037     85,385,945      48,743,254       34,185,040          94,779
Net transfers(1)                                  49,408,129    (15,819,461)     91,612,475      (24,641,140)      5,000,286
Adjustments to net assets allocated to
  contracts in payment period                         (4,544)          (911)        (44,185)          (2,185)             --
Contract terminations:
    Surrender benefits and contract charges      (27,278,371)   (31,336,939)    (18,982,707)     (11,417,830)     (1,152,816)
    Death benefits                                  (879,555)    (3,659,128)     (2,810,978)      (1,490,855)       (139,197)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    25,627,696     34,569,506     118,517,859       (3,366,970)      3,803,052
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   48,813,717    364,189,829     328,156,646      157,931,786      16,673,245
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 74,835,104   $365,064,809   $ 282,334,209     $151,560,940     $11,991,809
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            44,459,217    314,829,323     184,561,950      145,073,566      15,299,229
Contract purchase payments                         4,108,588     77,159,486      34,655,468       30,968,160         134,289
Net transfers(1)                                  44,870,832    (16,717,665)     70,806,075      (22,923,294)      6,209,413
Contract terminations:
    Surrender benefits and contract charges      (24,546,357)   (27,447,177)    (13,498,787)     (10,462,241)     (1,395,516)
    Death benefits                                  (779,143)    (3,279,645)     (1,924,666)      (1,374,344)       (168,718)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  68,113,137    344,544,322     274,600,040      141,281,847      20,078,697
----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    289

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------
                                                       RVS VP        RVS VP         RVS VP       SEL VP       RVS VP
                                                      HI YIELD         INC            DYN        LG CAP      MID CAP
YEAR ENDED DEC. 31, 2008 (CONTINUED)                    BOND           OPP            EQ           VAL         GRO
 OPERATIONS
Investment income (loss) -- net                     $  (458,216)  $ (1,619,560)  $   (984,950)  $ (1,844)  $   (94,590)
Net realized gain (loss) on sales of investments     (1,130,975)    (1,236,168)    (1,837,459)    (4,240)      (86,418)
Distributions from capital gains                             --             --      7,642,412      2,938        44,076
Net change in unrealized appreciation or
  depreciation of investments                        (7,579,566)   (22,357,794)   (42,761,974)   (57,313)   (3,187,583)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (9,168,757)   (25,213,522)   (37,941,971)   (60,459)   (3,324,515)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              231,032     26,834,532        386,463         75        27,373
Net transfers(1)                                     (3,907,164)      (284,090)     2,896,690      4,235       346,525
Adjustments to net assets allocated to contracts
  in payment period                                          --             --         (5,567)        --          (300)
Contract terminations:
    Surrender benefits and contract charges          (3,522,799)    (6,448,657)    (7,061,609)   (11,819)     (691,714)
    Death benefits                                     (444,149)      (904,321)      (735,346)    (3,492)      (73,347)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (7,643,080)    19,197,464     (4,519,369)   (11,001)     (391,463)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      40,773,228    107,788,752     91,451,143    158,091     7,905,281
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $23,961,391   $101,772,694   $ 48,989,803   $ 86,631   $ 4,189,303
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               32,754,784     92,767,197     85,163,707    121,090     5,282,560
Contract purchase payments                              203,436     24,458,207        471,860         --        23,976
Net transfers(1)                                     (3,304,898)      (561,641)     3,633,028      4,929       510,342
Contract terminations:
    Surrender benefits and contract charges          (3,067,158)    (5,998,134)    (8,155,110)   (10,665)     (572,940)
    Death benefits                                     (400,985)      (850,439)      (848,738)    (4,245)      (63,445)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     26,185,179    109,815,190     80,264,747    111,109     5,180,493
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 290    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                    --------------------------------------------------------------------
                                                      RVS VP         RVS          RVS VP         SEL VP        THDL VP
                                                      MID CAP         VP           SHORT         SM CAP         EMER
YEAR ENDED DEC. 31, 2008 (CONTINUED)                    VAL        S&P 500       DURATION         VAL           MKTS
 OPERATIONS
Investment income (loss) -- net                     $  (15,731)  $  (205,004)  $   (774,529)  $   (40,300)  $ (1,073,661)
Net realized gain (loss) on sales of investments       (13,948)       (1,426)      (251,753)     (384,043)       878,512
Distributions from capital gains                       209,107       694,672             --       364,345     19,194,509
Net change in unrealized appreciation or
  depreciation of investments                         (681,064)   (7,983,958)    (1,350,868)   (1,291,303)   (99,631,060)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (501,636)   (7,495,716)    (2,377,150)   (1,351,301)   (80,631,700)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               9,000       678,282      4,180,267         3,062     16,984,554
Net transfers(1)                                         2,773    (1,172,022)    10,721,193      (185,482)    36,480,003
Adjustments to net assets allocated to contracts
  in payment period                                         --        (3,725)       (62,208)           --             --
Contract terminations:
    Surrender benefits and contract charges               (528)   (1,606,882)   (11,981,178)     (664,985)    (6,265,918)
    Death benefits                                          --      (102,926)      (674,977)      (25,775)      (968,892)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          11,245    (2,207,273)     2,183,097      (873,180)    46,229,747
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,081,986    21,204,680     53,705,873     3,973,103    129,372,267
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $  591,595   $11,501,691   $ 53,511,820   $ 1,748,622   $ 94,970,314
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               1,086,635    18,396,125     46,266,904     2,997,640     49,516,690
Contract purchase payments                               9,650       707,405      3,741,917         2,635      9,137,292
Net transfers(1)                                         6,431    (1,261,509)     9,494,263      (164,274)    26,659,598
Contract terminations:
    Surrender benefits and contract charges               (656)   (1,750,033)   (10,501,946)     (656,207)    (3,292,635)
    Death benefits                                          --      (109,669)      (594,495)      (23,170)      (490,440)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     1,102,060    15,982,319     48,406,643     2,156,624     81,530,505
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    291

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------------
                                                   THDL VP       THIRD         VANK LIT       VANK LIT        VANK UIF
                                                    INTL          AVE         COMSTOCK,      GRO & INC,   GLOBAL REAL EST,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 OPP          VAL           CL II          CL II            CL II
 OPERATIONS
Investment income (loss) -- net                  $   12,340   $   (18,095)  $   1,426,232   $    35,260     $    327,953
Net realized gain (loss) on sales of
  investments                                       (36,132)     (227,755)     (6,475,368)      (46,720)        (479,112)
Distributions from capital gains                         --       406,322      14,222,855       187,600        2,058,717
Net change in unrealized appreciation or
  depreciation of investments                      (651,115)   (1,530,618)   (125,835,629)   (1,937,797)     (22,064,783)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (674,907)   (1,370,146)   (116,661,910)   (1,761,657)     (20,157,225)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            9,109           778      25,269,270        13,537        8,588,915
Net transfers(1)                                     68,531      (540,052)     23,202,399      (220,589)      22,948,086
Adjustments to net assets allocated to
  contracts in payment period                          (457)           --          (6,822)           --               --
Contract terminations:
    Surrender benefits and contract charges        (228,751)     (410,708)    (17,441,901)   (1,489,716)      (1,721,285)
    Death benefits                                  (18,907)      (12,909)     (2,443,237)      (39,636)        (260,816)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (170,475)     (962,891)     28,579,709    (1,736,404)      29,554,900
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   1,713,133     3,723,418     297,558,493     6,521,081       27,623,618
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $  867,751   $ 1,390,381   $ 209,476,292   $ 3,023,020     $ 37,021,293
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              878,621     1,398,313     205,570,041     3,826,665       32,608,681
Contract purchase payments                            6,089           340      21,217,988         8,386       12,410,496
Net transfers(1)                                     41,567      (261,091)     20,315,471      (158,909)      37,838,579
Contract terminations:
    Surrender benefits and contract charges        (150,214)     (190,948)    (14,648,296)   (1,003,051)      (2,655,908)
    Death benefits                                  (11,939)       (6,609)     (1,949,600)      (25,407)        (397,434)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    764,124       940,005     230,505,604     2,647,684       79,804,414
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 292    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                               ----------------------------------------------------------------------------
                                                 VANK UIF        VANK UIF         VANK UIF
                                               MID CAP GRO,   U.S. REAL EST,   U.S. REAL EST,      WANGER         WANGER
YEAR ENDED DEC. 31, 2008 (CONTINUED)               CL II           CL I             CL II           INTL            USA
 OPERATIONS
Investment income (loss) -- net                  $   (472)      $    36,414      $    55,428    $   (880,107)  $ (1,356,961)
Net realized gain (loss) on sales of
  investments                                      (7,213)          (67,307)        (565,026)       (370,467)    (1,413,105)
Distributions from capital gains                   14,448           668,660        1,942,610      14,297,783      9,986,915
Net change in unrealized appreciation or
  depreciation of investments                     (45,898)       (1,315,723)      (3,281,965)    (81,190,951)   (45,882,587)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (39,135)         (677,956)      (1,848,953)    (68,143,742)   (38,665,738)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         31,444            16,072           34,798      19,578,457     10,160,325
Net transfers(1)                                   19,857            19,715           41,593      46,972,156      6,440,857
Adjustments to net assets allocated to
  contracts in payment period                          --                --               --            (178)            --
Contract terminations:
    Surrender benefits and contract charges        (1,407)         (284,230)        (442,780)     (6,231,048)    (4,806,690)
    Death benefits                                     --                --          (43,554)       (924,188)      (735,800)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     49,894          (248,443)        (409,943)     59,395,199     11,058,692
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    42,001         2,099,759        5,834,803     113,659,904     92,330,312
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 52,760       $ 1,173,360      $ 3,575,907    $104,911,361   $ 64,723,266
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             35,845           940,617        3,433,334      56,588,980     66,994,841
Contract purchase payments                         32,468            14,728           22,934      13,048,703      9,130,390
Net transfers(1)                                   21,309            40,670          317,734      34,816,782      8,720,743
Contract terminations:
    Surrender benefits and contract charges        (1,230)         (133,895)        (289,698)     (4,114,732)    (4,223,286)
    Death benefits                                     --                --          (28,627)       (586,356)      (630,590)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   88,392           862,120        3,455,677      99,753,377     79,992,098
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    293

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------
                                                       WF ADV        WF ADV        WF ADV        WF ADV       WF ADV
                                                      VT ASSET       VT C&B        VT EQ        VT INTL      VT LG CO
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   ALLOC       LG CAP VAL       INC           CORE         CORE
 OPERATIONS
Investment income (loss) -- net                     $   196,960   $       587   $    60,864   $    16,152   $   (3,486)
Net realized gain (loss) on sales of investments       (758,394)     (179,008)     (555,712)     (151,626)     (37,200)
Distributions from capital gains                      1,605,538            --     2,604,549       540,566           --
Net change in unrealized appreciation or
  depreciation of investments                        (7,965,789)   (3,416,934)   (9,511,660)   (1,758,231)    (602,733)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (6,921,685)   (3,595,355)   (7,401,959)   (1,353,139)    (643,419)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               66,972        46,034        55,750         1,470        1,304
Net transfers(1)                                     (1,653,834)    2,180,118      (957,483)      (19,838)     (20,263)
Adjustments to net assets allocated to contracts
  in payment period                                     (89,152)           --            --        (1,245)          --
Contract terminations:
    Surrender benefits and contract charges          (3,887,255)     (848,062)   (2,156,711)     (442,664)    (138,969)
    Death benefits                                     (319,629)     (105,940)     (177,717)      (47,059)        (987)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (5,882,898)    1,272,150    (3,236,161)     (509,336)    (158,915)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      25,886,547     9,329,444    21,662,817     3,326,426    1,698,808
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $13,081,964   $ 7,006,239   $11,024,697   $ 1,463,951   $  896,474
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               20,946,105     7,619,652    15,557,040     2,929,157    2,287,901
Contract purchase payments                               72,334        49,711        50,679         1,262        2,086
Net transfers(1)                                     (1,843,680)    2,207,587      (906,452)     (113,701)     (27,248)
Contract terminations:
    Surrender benefits and contract charges          (3,676,925)     (825,108)   (1,889,982)     (487,270)    (243,710)
    Death benefits                                     (312,670)     (108,943)     (157,935)      (51,509)      (1,476)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     15,185,164     8,942,899    12,653,350     2,277,939    2,017,553
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 294    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                        ----------------------------------------------------------
                                                           WF ADV         WF ADV        WF ADV          WF ADV
                                                          VT LG CO       VT MONEY     VT SM CAP    VT TOTAL RETURN
YEAR ENDED DEC. 31, 2008 (CONTINUED)                         GRO           MKT           GRO             BOND
 OPERATIONS
Investment income (loss) -- net                         $   (512,154)  $    99,397   $   (61,363)    $  2,240,089
Net realized gain (loss) on sales of investments          (1,451,189)      (13,917)     (488,838)        (436,234)
Distributions from capital gains                                  --            --     1,225,536               --
Net change in unrealized appreciation or depreciation
  of investments                                         (17,336,431)       13,123    (2,941,961)      (1,631,703)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             (19,299,774)       98,603    (2,266,626)         172,152
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                   235,519        15,475         8,494          362,256
Net transfers(1)                                            (375,169)    8,841,639       (64,409)     (16,769,749)
Adjustments to net assets allocated to contracts in
  payment period                                                  --        (7,667)           --               --
Contract terminations:
    Surrender benefits and contract charges               (4,833,744)   (5,581,407)     (829,571)      (7,203,478)
    Death benefits                                          (425,335)     (346,020)      (36,462)        (704,913)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (5,398,729)    2,922,020      (921,948)     (24,315,884)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           51,767,704    11,273,576     5,956,959       79,203,673
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $ 27,069,201   $14,294,199   $ 2,768,385     $ 55,059,941
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    61,269,461    10,067,219    10,497,030       63,004,892
Contract purchase payments                                   323,468        13,996        17,703          294,774
Net transfers(1)                                            (954,954)    7,988,886      (197,817)     (13,681,469)
Contract terminations:
    Surrender benefits and contract charges               (7,398,463)   (4,997,739)   (1,795,254)      (5,646,110)
    Death benefits                                          (631,019)     (308,502)      (85,057)        (557,518)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          52,608,493    12,763,860     8,436,605       43,414,569
------------------------------------------------------------------------------------------------------------------




   (1) Includes transfer activity from (to) other subaccounts and transfers from
       (to) RiverSource Life's fixed account.



   (2) For the period Sept. 26, 2008 (commencement of operations) to Dec. 31, 2008.



See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    295

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------------
                                                        AIM VI        AIM VI        AIM VI       AIM VI       AIM VI
                                                      BASIC VAL,    CAP APPR,     CAP APPR,     CAP DEV,     CAP DEV,
YEAR ENDED DEC. 31, 2007                                SER II        SER I         SER II        SER I       SER II
 OPERATIONS
Investment income (loss) -- net                      $  (525,943)  $  (222,335)  $  (301,721)  $  (29,718)  $  (46,346)
Net realized gain (loss) on sales of investments       1,380,343       534,643     1,201,668      228,730       95,271
Distributions from capital gains                       2,423,651            --            --      132,377      274,403
Net change in unrealized appreciation or
  depreciation of investments                         (3,234,237)    1,320,330     1,220,515     (162,564)     (56,399)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         43,814     1,632,638     2,120,462      168,825      266,929
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               562,927       207,230     6,066,143        5,314      135,895
Net transfers(1)                                      (1,897,156)     (692,178)   (5,703,013)    (102,945)     169,432
Adjustments to net assets allocated to contracts in
  payment period                                            (228)           --            --           --           --
Contract terminations:
    Surrender benefits and contract charges           (2,851,917)   (2,398,550)     (656,763)    (485,392)    (136,371)
    Death benefits                                      (277,057)     (191,181)     (110,973)     (13,422)      (4,796)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (4,463,431)   (3,074,679)     (404,606)    (596,445)     164,160
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       45,913,169    16,424,018    15,218,179    2,072,844    2,962,400
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $41,493,552   $14,981,977   $16,934,035   $1,645,224   $3,393,489
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                33,598,889    21,314,823    12,568,276    1,489,523    1,899,506
Contract purchase payments                               391,287       276,604     4,746,913        3,779       89,288
Net transfers(1)                                      (1,389,733)     (823,395)   (3,939,123)     (72,005)      80,309
Contract terminations:
    Surrender benefits and contract charges           (2,034,516)   (3,019,699)     (504,853)    (331,044)     (77,322)
    Death benefits                                      (200,745)     (236,862)      (86,431)      (6,655)      (3,045)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      30,365,182    17,511,471    12,784,782    1,083,598    1,988,736
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 296    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                     AIM VI      AIM VI          AIM VI          AIM VI        AIM VI
                                                    CORE EQ,    CORE EQ,   GLOBAL HLTH CARE,    INTL GRO,    INTL GRO,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)               SER I       SER II        SER II(2)          SER I      SER II(2)
 OPERATIONS
Investment income (loss) -- net                   $  (121,953)  $   (913)       $  (103)       $  (25,960)  $  (204,679)
Net realized gain (loss) on sales of investments    1,083,953      3,596             --           284,154       (10,073)
Distributions from capital gains                           --         --             --                --            --
Net change in unrealized appreciation or
  depreciation of investments                       1,365,197     19,252            243            51,078      (769,745)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   2,327,197     21,935            140           309,272      (984,497)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            226,963         --         22,147             2,122    21,787,781
Net transfers(1)                                   (1,213,319)    66,150          8,801            49,167    44,045,642
Adjustments to net assets allocated to contracts
  in payment period                                    (6,747)        --             --                --            --
Contract terminations:
    Surrender benefits and contract charges        (5,988,060)   (15,466)           (74)         (680,093)     (926,356)
    Death benefits                                   (552,071)        --             --           (28,181)     (144,057)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (7,533,234)    50,684         30,874          (656,985)   64,763,010
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    36,389,392    334,745             --         2,576,727            --
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $31,183,355   $407,364        $31,014        $2,229,014   $63,778,513
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             31,151,354    309,280             --         1,395,240            --
Contract purchase payments                            202,132         --         19,730             1,094    21,016,674
Net transfers(1)                                     (993,742)    58,321          8,812            25,547    41,267,265
Contract terminations:
    Surrender benefits and contract charges        (4,741,521)   (13,613)            --          (340,799)     (886,918)
    Death benefits                                   (467,203)        --             --           (14,227)     (138,559)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   25,151,020    353,988         28,542         1,066,855    61,258,462
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    297

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------
                                                    AIM VI         AB VPS         AB VPS        AB VPS        AB VPS
                                                 MID CAP CORE   GLOBAL TECH,    GRO & INC,   INTER BOND,     INTL VAL,
YEAR ENDED DEC. 31, 2007 (CONTINUED)              EQ, SER II        CL B           CL B          CL B          CL B
 OPERATIONS
Investment income (loss) -- net                   $  (120,681)   $   (86,896)  $   (24,583)   $  109,810   $ (1,134,361)
Net realized gain (loss) on sales of
  investments                                         147,463         85,572     1,154,596       (46,170)     2,038,336
Distributions from capital gains                      101,731             --     1,735,654            --      5,994,248
Net change in unrealized appreciation or
  depreciation of investments                         408,027        966,241    (1,644,112)       34,795     (2,800,316)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     536,540        964,917     1,221,555        98,435      4,097,907
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            137,091        188,172       334,233        11,134     54,599,185
Net transfers(1)                                     (937,285)       320,727      (937,223)      258,786      9,324,106
Adjustments to net assets allocated to
  contracts in payment period                              --             --          (888)           --         (7,368)
Contract terminations:
    Surrender benefits and contract charges          (522,313)      (609,885)   (2,786,681)     (498,586)    (7,321,930)
    Death benefits                                    (70,279)      (131,244)     (419,454)     (122,757)    (1,100,810)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (1,392,786)      (232,230)   (3,810,013)     (351,423)    55,493,183
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     7,771,233      6,040,226    34,617,178     3,525,587    132,164,141
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 6,914,987    $ 6,772,913   $32,028,720    $3,272,599   $191,755,231
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              6,276,180     10,904,208    26,529,592     2,758,119     74,390,260
Contract purchase payments                            106,273        154,270       240,027         9,021     31,967,715
Net transfers(1)                                     (732,298)      (184,258)     (756,514)      198,098      5,483,594
Contract terminations:
    Surrender benefits and contract charges          (398,590)      (985,920)   (2,066,726)     (383,156)    (3,930,640)
    Death benefits                                    (54,084)      (234,145)     (310,774)      (96,711)      (594,441)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    5,197,481      9,654,155    23,635,605     2,485,371    107,316,488
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 298    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                     AB VPS        AC VP          AC VP          AC VP        AC VP
                                                  LG CAP GRO,   INC & GRO,   INFLATION PROT,     INTL,    MID CAP VAL,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                CL B         CL I           CL II          CL II      CL II(2)
 OPERATIONS
Investment income (loss) -- net                   $  (173,808)  $    7,692     $  3,769,720    $ (2,329)     $    64
Net realized gain (loss) on sales of investments      252,159       72,958         (286,255)        466          (19)
Distributions from capital gains                           --           --               --          --           --
Net change in unrealized appreciation or
  depreciation of investments                       1,404,209      (93,703)       6,437,318      19,270       (3,439)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   1,482,560      (13,053)       9,920,783      17,407       (3,394)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             35,443          431        2,238,446     121,182        5,304
Net transfers(1)                                     (392,014)      43,420       (5,968,416)      4,591       66,021
Adjustments to net assets allocated to contracts
  in payment period                                        --           --               --          --           --
Contract terminations:
    Surrender benefits and contract charges        (1,246,855)    (363,578)      (7,975,873)        (96)        (130)
    Death benefits                                   (203,967)     (19,694)      (1,180,053)         --           --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (1,807,393)    (339,421)     (12,885,896)    125,677       71,195
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    12,980,503    1,500,643      135,724,782      59,069           --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $12,655,670   $1,148,169     $132,759,669    $202,153      $67,801
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             18,654,469      962,214      129,374,378      37,730           --
Contract purchase payments                             49,174          273        2,101,401      73,569        3,843
Net transfers(1)                                     (628,557)      25,664       (5,393,189)      2,540       70,184
Contract terminations:
    Surrender benefits and contract charges        (1,699,870)    (228,767)      (7,438,859)         (8)          --
    Death benefits                                   (301,834)     (12,375)      (1,108,024)         --           --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   16,073,382      747,009      117,535,707     113,831       74,027
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    299

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                       AC VP          AC VP       AC VP         COL            COL
                                                       ULTRA,         VAL,        VAL,     ASSET ALLOC,   FEDERAL SEC,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                   CL II          CL I        CL II       VS CL A        VS CL A
 OPERATIONS
Investment income (loss) -- net                    $  (1,781,586)  $    4,885   $ (1,543)    $ 12,351      $   81,263
Net realized gain (loss) on sales of investments      13,774,563       84,308      2,681       14,323          (4,930)
Distributions from capital gains                              --      134,909     37,057       75,709              --
Net change in unrealized appreciation or
  depreciation of investments                          7,548,623     (301,897)   (67,545)     (40,634)          8,681
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     19,541,600      (77,795)   (29,350)      61,749          85,014
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            31,761,909          730     44,609        5,120           1,140
Net transfers(1)                                    (110,192,016)      28,356     (1,836)      32,455         131,838
Adjustments to net assets allocated to contracts
  in payment period                                           --           --         --           --              --
Contract terminations:
    Surrender benefits and contract charges           (4,911,937)    (499,775)   (21,070)     (49,790)        (98,225)
    Death benefits                                      (681,056)     (18,433)    (5,346)          --              --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (84,023,100)    (489,122)    16,357      (12,215)         34,753
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      118,724,227    1,739,118    438,969      816,609       1,750,589
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  54,242,727   $1,172,201   $425,976     $866,143      $1,870,356
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               117,962,681      816,126    334,651      539,027       1,621,771
Contract purchase payments                            31,142,047          340     32,179        3,407           1,360
Net transfers(1)                                     (98,703,730)      11,770      1,482       20,066         119,177
Contract terminations:
    Surrender benefits and contract charges           (4,602,416)    (231,695)   (15,803)     (32,464)        (90,360)
    Death benefits                                      (641,438)      (8,513)    (3,858)          --              --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      45,157,144      588,028    348,651      530,036       1,651,948
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 300    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                   COL           COL           COL            COL              COL
                                                HI YIELD,     HI YIELD,    LG CAP GRO,   MARSICO GRO,   MARSICO INTL OPP,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)           VS CL A       VS CL B       VS CL A      VS CL A(2)        VS CL B(2)
 OPERATIONS
Investment income (loss) -- net                  $ 27,275   $  2,486,547    $   (9,350)  $ (1,030,845)       $  (150)
Net realized gain (loss) on sales of
  investments                                         800       (494,833)       31,759        141,892              7
Distributions from capital gains                       --             --            --             --            882
Net change in unrealized appreciation or
  depreciation of investments                     (24,233)    (2,122,234)      132,082      8,545,047          1,518
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         3,842       (130,520)      154,491      7,656,094          2,257
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          1,346     13,531,064        10,000     49,436,667         52,116
Net transfers(1)                                   27,603    (35,342,195)        2,224     98,039,259          2,989
Adjustments to net assets allocated to
  contracts in payment period                          --             --            --             --             --
Contract terminations:
    Surrender benefits and contract charges       (21,424)    (2,472,530)     (100,797)    (2,305,254)          (203)
    Death benefits                                     --       (368,087)           --       (347,507)            --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      7,525    (24,651,748)      (88,573)   144,823,165         54,902
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   690,587     52,288,159     1,098,004             --             --
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $701,954   $ 27,505,891    $1,163,922   $152,479,259        $57,159
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            646,302     49,073,052       970,352             --             --
Contract purchase payments                          1,254     12,569,527         8,753     46,193,559         46,114
Net transfers(1)                                   25,319    (33,169,722)        2,166     92,235,908          2,647
Contract terminations:
    Surrender benefits and contract charges       (19,701)    (2,298,555)      (82,189)    (2,109,907)           (35)
    Death benefits                                     --       (345,375)           --       (317,856)            --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  653,174     25,828,927       899,082    136,001,704         48,726
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    301

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------
                                                       COL           COL          CS          CS         DREY IP
                                                   SM CAP VAL,   SM CO GRO,   COMMODITY    U.S. EQ    MIDCAP STOCK,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)               VS CL B       VS CL A    RETURN(2)    FLEX III        SERV
 OPERATIONS
Investment income (loss) -- net                   $   (761,070)   $ (3,143)    $  6,911   $  (5,203)     $ (1,263)
Net realized gain (loss) on sales of investments       (71,020)     27,766           57      64,106          (365)
Distributions from capital gains                     1,624,076          --           --          --        12,042
Net change in unrealized appreciation or
  depreciation of investments                      (10,986,048)      4,395       15,722     (23,285)      (10,436)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (10,194,062)     29,018       22,690      35,618           (22)
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          40,760,357          --      256,412       1,622             9
Net transfers(1)                                    91,253,073     (15,931)      12,935     (73,489)        2,696
Adjustments to net assets allocated to contracts
  in payment period                                         --          --           --          --            --
Contract terminations:
    Surrender benefits and contract charges         (1,769,933)    (34,436)        (161)    (40,519)       (5,519)
    Death benefits                                    (275,927)         --           --     (14,366)           --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     129,967,570     (50,367)     269,186    (126,752)       (2,814)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        224,048     244,636           --     346,494        98,973
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $119,997,556    $223,287     $291,876   $ 255,360      $ 96,137
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 158,055     131,405           --     407,506        75,246
Contract purchase payments                          30,928,185          --      251,904       1,940             6
Net transfers(1)                                    65,131,128      (7,816)      12,015     (77,938)        2,084
Contract terminations:
    Surrender benefits and contract charges         (1,324,360)    (16,545)          --     (44,785)       (4,245)
    Death benefits                                    (207,705)         --           --     (16,476)           --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    94,685,303     107,044      263,919     270,247        73,091
-------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 302    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                       -----------------------------------------------------------
                                                          DREY IP      DREY SOC    DREY VIF   DREY VIF    DREY VIF
                                                         TECH GRO,     RESP GRO,     APPR,    INTL EQ,   INTL VAL,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                     SERV          INIT        SERV      SERV(2)      SERV
 OPERATIONS
Investment income (loss) -- net                        $   (579,593)  $  (17,369)  $ (2,900)   $   (58)   $ (1,478)
Net realized gain (loss) on sales of investments          5,116,105      (10,913)     4,584          6         868
Distributions from capital gains                                 --           --         --         --      55,039
Net change in unrealized appreciation or depreciation
  of investments                                            817,981      150,249     44,682        804     (46,191)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              5,354,493      121,967     46,366        752       8,238
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                8,084,993        2,813     59,837     15,056      70,140
Net transfers(1)                                        (28,710,207)      17,447      3,940      7,447      77,057
Adjustments to net assets allocated to contracts in
  payment period                                                 --           --         --         --          --
Contract terminations:
    Surrender benefits and contract charges              (1,650,478)    (244,074)    (7,722)       (79)     (3,271)
    Death benefits                                         (231,838)          --     (1,275)        --          --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (22,507,530)    (223,814)    54,780     22,424     143,926
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          37,934,062    2,037,214    825,985         --     320,052
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 20,781,025   $1,935,367   $927,131    $23,176    $472,216
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   35,608,394    2,879,250    684,498         --     211,292
Contract purchase payments                                7,496,387        4,444     50,555     12,645      46,053
Net transfers(1)                                        (24,199,888)      21,273      3,130      6,954      50,480
Contract terminations:
    Surrender benefits and contract charges              (1,460,488)    (339,463)    (6,180)        --      (1,711)
    Death benefits                                         (205,536)          --     (1,071)        --          --
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         17,238,869    2,565,504    730,932     19,599     306,114
------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    303

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                           ------------------------------------------------------------------------------------
                                               EV VT          EG VA            EG VA              EG VA              EG VA
                                           FLOATING-RATE    CORE BOND,   DIV CAP BUILDER,   DIV INC BUILDER,   DIV INC BUILDER,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)         INC(2)          CL 2            CL 2               CL 1               CL 2
 OPERATIONS
Investment income (loss) -- net             $ 1,309,544    $ 1,544,480      $   61,931         $  278,515         $ 1,591,195
Net realized gain (loss) on sales of
  investments                                   (12,276)       (49,286)         43,338             24,308             (60,180)
Distributions from capital gains                     --             --              --             69,126             468,107
Net change in unrealized appreciation or
  depreciation of investments                (2,073,974)       138,720          21,352           (197,402)         (1,092,109)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (776,706)     1,633,914         126,621            174,547             907,013
-------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                   22,396,319        480,929           4,315              3,051             600,009
Net transfers(1)                             48,671,754        221,363         318,253            501,007           1,545,487
Adjustments to net assets allocated to
  contracts in payment period                        --             --              --             (5,091)                 --
Contract terminations:
    Surrender benefits and contract
          charges                            (1,189,429)    (3,188,847)       (267,529)          (686,943)         (3,002,919)
    Death benefits                             (170,477)      (421,821)         (2,845)          (230,305)           (609,079)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                               69,708,167     (2,908,376)         52,194           (418,281)         (1,466,502)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      --     50,854,892       2,423,894          7,489,206          48,654,433
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $68,931,461    $49,580,430      $2,602,709         $7,245,472         $48,094,944
-------------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               --     46,473,869       1,835,581          4,726,319          39,089,195
Contract purchase payments                   22,591,408        441,336           3,251              2,473             501,247
Net transfers(1)                             48,915,309        188,035         233,481            315,668           1,285,597
Contract terminations:
    Surrender benefits and contract
          charges                            (1,164,055)    (2,858,182)       (192,947)          (431,203)         (2,372,369)
    Death benefits                             (175,350)      (379,140)         (2,079)          (148,770)           (463,207)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year             70,167,312     43,865,918       1,877,287          4,464,487          38,040,463
-------------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 304    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                      EG VA          EG VA         EG VA         EG VA         EG VA
                                                   FUNDAMENTAL    FUNDAMENTAL       GRO,        HI INC,      INTL EQ,
YEAR ENDED DEC. 31, 2007 (CONTINUED)              LG CAP, CL 1   LG CAP, CL 2       CL 2          CL 2         CL 1
 OPERATIONS
Investment income (loss) -- net                    $   (2,181)    $  (135,869)  $  (217,267)  $ 1,619,074   $   61,978
Net realized gain (loss) on sales of investments       81,503         865,825       350,479       (20,677)     217,461
Distributions from capital gains                      158,545       1,801,355     2,796,773            --      361,708
Net change in unrealized appreciation or
  depreciation of investments                        (106,741)       (894,806)   (1,639,993)   (1,321,418)     (70,443)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     131,126       1,636,505     1,289,992       276,979      570,704
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 --         247,668       185,497       280,229       12,852
Net transfers(1)                                       97,669      (1,197,029)     (872,769)      149,839      590,763
Adjustments to net assets allocated to contracts
  in payment period                                        --              --            --            --        3,034
Contract terminations:
    Surrender benefits and contract charges          (187,413)     (1,677,355)     (789,632)   (1,603,274)    (349,371)
    Death benefits                                         --         (99,278)      (90,791)     (272,781)     (27,604)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (89,744)     (2,725,994)   (1,567,695)   (1,445,987)     229,674
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     1,915,826      23,638,322    14,206,690    28,611,518    4,126,195
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $1,957,208     $22,548,833   $13,928,987   $27,442,510   $4,926,573
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              1,523,807      15,400,822     9,047,303    22,324,759    2,403,666
Contract purchase payments                                 --         161,565       116,681       223,126        6,964
Net transfers(1)                                       72,413        (692,211)     (524,486)       79,137      312,263
Contract terminations:
    Surrender benefits and contract charges          (139,859)     (1,038,398)     (462,886)   (1,229,636)    (184,970)
    Death benefits                                         --         (58,085)      (50,689)     (207,799)     (14,592)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,456,361      13,773,693     8,125,923    21,189,587    2,523,331
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    305

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                      EG VA         EG VA        EG VA          EG VA          EG VA
                                                     INTL EQ,      OMEGA,        OMEGA,     SPECIAL VAL,   SPECIAL VAL,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                   CL 2         CL 1          CL 2          CL 1           CL 2
 OPERATIONS
Investment income (loss) -- net                    $   235,723   $  (27,769)  $  (455,542)   $    12,909    $   (47,746)
Net realized gain (loss) on sales of investments     1,244,981      245,359       904,431        414,778        366,014
Distributions from capital gains                     2,555,531           --            --      1,579,829      2,814,945
Net change in unrealized appreciation or
  depreciation of investments                           75,264      184,441     3,092,184     (3,006,731)    (5,030,626)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    4,111,499      402,031     3,541,073       (999,215)    (1,897,413)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             506,819          746       570,396         11,703        160,926
Net transfers(1)                                      (943,785)    (318,535)     (986,111)      (817,348)       (77,573)
Adjustments to net assets allocated to contracts
  in payment period                                         --         (500)           --             --             --
Contract terminations:
    Surrender benefits and contract charges         (1,902,590)    (471,422)   (2,055,725)      (875,009)    (1,356,549)
    Death benefits                                    (262,115)     (34,503)     (218,247)       (57,365)       (74,708)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (2,601,671)    (824,214)   (2,689,687)    (1,738,019)    (1,347,904)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     32,561,599    3,882,591    35,221,187     13,291,886     22,370,453
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $34,071,427   $3,460,408   $36,072,573    $10,554,652    $19,125,136
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              17,373,714    4,869,454    26,098,302      5,638,597     12,069,225
Contract purchase payments                             265,678        1,241       431,276          5,123         86,020
Net transfers(1)                                      (506,658)    (363,927)     (616,961)      (346,191)       (58,072)
Contract terminations:
    Surrender benefits and contract charges           (939,465)    (540,734)   (1,413,486)      (371,235)      (721,355)
    Death benefits                                    (127,777)     (40,742)     (138,630)       (24,164)       (37,374)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    16,065,492    3,925,292    24,360,501      4,902,130     11,338,444
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 306    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ---------------------------------------------------------------
                                                      FID VIP    FID VIP      FID VIP        FID VIP        FID VIP
                                                       BAL,        BAL,     CONTRAFUND,    CONTRAFUND,     DYN APPR,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                  SERV CL   SERV CL 2     SERV CL       SERV CL 2      SERV CL 2
 OPERATIONS
Investment income (loss) -- net                      $ 10,540    $  5,194   $   (84,370)  $  (4,403,632)  $  (31,077)
Net realized gain (loss) on sales of investments       11,448      14,429     1,334,105      21,695,339      116,511
Distributions from capital gains                       23,136      12,725     5,389,900     112,395,899      273,336
Net change in unrealized appreciation or
  depreciation of investments                             (56)     (8,844)   (3,430,735)    (57,834,247)    (225,492)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      45,068      23,504     3,208,900      71,853,359      133,278
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 --      27,075         7,759     141,576,568       11,337
Net transfers(1)                                       26,972     104,665       279,571    (147,108,427)      81,419
Adjustments to net assets allocated to contracts in
  payment period                                           --          --          (749)           (229)     (10,840)
Contract terminations:
    Surrender benefits and contract charges           (23,743)    (88,986)   (2,009,216)    (21,113,848)    (146,926)
    Death benefits                                    (29,230)         --      (203,337)     (2,910,970)     (37,747)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (26,001)     42,754    (1,925,972)    (29,556,906)    (102,757)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       582,113     301,434    20,940,926     418,463,292    2,386,672
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $601,180    $367,692   $22,223,854   $ 460,759,745   $2,417,193
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                498,527     246,539    15,108,138     269,792,187    1,612,883
Contract purchase payments                                 --      20,083         6,773      89,344,473        7,605
Net transfers(1)                                       22,241      78,730       169,507     (86,398,899)      57,835
Contract terminations:
    Surrender benefits and contract charges           (19,071)    (68,197)   (1,332,151)    (12,647,771)     (96,380)
    Death benefits                                    (23,014)         --      (138,114)     (1,736,779)     (26,086)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      478,683     277,155    13,814,153     258,353,211    1,555,857
--------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    307

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------
                                                        FID VIP      FID VIP     FID VIP     FID VIP      FID VIP
                                                      GRO & INC,   GRO & INC,     GRO,        GRO,        HI INC,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                    SERV CL     SERV CL 2    SERV CL    SERV CL 2     SERV CL
 OPERATIONS
Investment income (loss) -- net                       $   10,393    $  (2,495)  $ (1,147)  $  (66,225)  $  301,289
Net realized gain (loss) on sales of investments         262,996       84,396     (5,979)     264,080       25,215
Distributions from capital gains                         301,219       42,093        163        4,395           --
Net change in unrealized appreciation or
  depreciation of investments                            142,394      (26,878)    54,499    1,257,534     (262,118)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             717,002       97,116     47,536    1,459,784       64,386
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                21,539           --      1,250      117,727       31,049
Net transfers(1)                                        (112,732)    (176,938)    16,545     (309,365)     506,676
Adjustments to net assets allocated to contracts in
  payment period                                              --           --         --         (250)      (2,851)
Contract terminations:
    Surrender benefits and contract charges             (668,529)    (186,704)   (68,323)    (342,877)    (445,281)
    Death benefits                                      (181,295)          --     (3,494)     (14,164)     (24,703)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (941,017)    (363,642)   (54,022)    (548,929)      64,890
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        7,228,832      996,461    204,610    6,097,421    4,149,366
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $7,004,817    $ 729,935   $198,124   $7,008,276   $4,278,642
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 6,546,479      797,701    242,927    5,423,426    3,733,947
Contract purchase payments                                19,093           --      1,803      100,291       28,519
Net transfers(1)                                         (96,282)    (127,925)    18,095     (274,453)     453,417
Contract terminations:
    Surrender benefits and contract charges             (566,524)    (139,029)   (72,295)    (278,910)    (395,558)
    Death benefits                                      (152,321)          --     (3,319)     (11,703)     (22,049)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       5,750,445      530,747    187,211    4,958,651    3,798,276
------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 308    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                    -------------------------------------------------------------------
                                                      FID VIP       FID VIP       FID VIP        FID VIP       FID VIP
                                                      HI INC,     INVEST GR,      MID CAP,      MID CAP,      OVERSEAS,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                 SERV CL 2     SERV CL 2      SERV CL       SERV CL 2      SERV CL
 OPERATIONS
Investment income (loss) -- net                     $  149,305   $    899,490   $  (230,984)  $ (1,436,681)  $   39,854
Net realized gain (loss) on sales of investments         3,579         13,393     3,154,724      1,383,942      140,805
Distributions from capital gains                            --             --     3,544,147     10,697,877      140,155
Net change in unrealized appreciation or
  depreciation of investments                         (125,889)     3,668,795    (1,494,853)     5,453,203       74,582
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       26,995      4,581,678     4,973,034     16,098,341      395,396
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               2,403     49,163,818        48,289     37,937,321        5,004
Net transfers(1)                                       (52,908)    84,072,110    (2,155,885)     2,367,101      798,813
Adjustments to net assets allocated to contracts
  in payment period                                         --             --        (6,987)            --           --
Contract terminations:
    Surrender benefits and contract charges           (230,985)    (6,448,698)   (4,970,731)    (7,317,653)    (337,874)
    Death benefits                                     (41,741)      (912,206)     (467,943)      (839,160)     (20,219)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (323,231)   125,875,024    (7,553,257)    32,147,609      445,724
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      2,506,378     72,153,388    37,792,913    107,087,672    1,978,949
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $2,210,142   $202,610,090   $35,212,690   $155,333,622   $2,820,069
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               1,814,793     68,197,349    15,988,586     58,113,061    1,776,207
Contract purchase payments                               1,892     46,366,939        18,344     20,510,766        4,411
Net transfers(1)                                       (40,213)    79,975,334      (919,601)     1,388,744      735,229
Contract terminations:
    Surrender benefits and contract charges           (165,218)    (6,055,326)   (1,934,941)    (3,543,404)    (246,173)
    Death benefits                                     (30,019)      (861,549)     (181,862)      (414,497)     (17,150)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     1,581,235    187,622,747    12,970,526     76,054,670    2,252,524
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    309

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                                 FID VIP       FTVIPT FRANK        FTVIPT     FTVIPT FRANK   FTVIPT FRANK
                                                OVERSEAS,    GLOBAL REAL EST,    FRANK INC    RISING DIVD,    SM CAP VAL,
YEAR ENDED DEC. 31, 2007 (CONTINUED)            SERV CL 2          CL 2          SEC, CL 2        CL 2           CL 2
 OPERATIONS
Investment income (loss) -- net                $   535,132      $   115,316     $   719,800    $   10,025     $   (96,834)
Net realized gain (loss) on sales of
  investments                                    3,431,202          554,109       1,090,241         8,436         699,995
Distributions from capital gains                 2,997,433        1,068,997         242,121        20,616         906,602
Net change in unrealized appreciation or
  depreciation of investments                     (269,320)      (5,784,689)     (1,250,134)     (111,098)     (1,902,498)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      6,694,447       (4,046,267)        802,028       (72,021)       (392,735)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       4,752,915          252,817       2,963,819       372,560          45,302
Net transfers(1)                                (7,808,424)       4,284,293       2,579,314       166,687        (572,590)
Adjustments to net assets allocated to
  contracts in payment period                           --               --          (6,807)           --              --
Contract terminations:
    Surrender benefits and contract charges     (2,537,054)      (1,418,620)     (4,387,087)      (28,239)       (857,423)
    Death benefits                                (337,477)        (166,814)       (636,625)      (19,397)        (30,228)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (5,930,040)       2,951,676         512,614       491,611      (1,414,939)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 43,371,167       17,486,542      36,223,793       992,894      13,758,290
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $44,135,574      $16,391,951     $37,538,435    $1,412,484     $11,950,616
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          26,417,038        6,094,812      22,694,750       779,547       7,824,611
Contract purchase payments                       2,923,959          128,881       1,969,970       291,214          26,162
Net transfers(1)                                (4,206,516)       2,432,115       1,545,923       129,849        (283,900)
Contract terminations:
    Surrender benefits and contract charges     (1,434,459)        (545,987)     (2,625,143)      (21,683)       (478,657)
    Death benefits                                (191,967)         (63,490)       (380,439)      (15,116)        (14,513)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                23,508,055        8,046,331      23,205,061     1,163,811       7,073,703
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 310    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                    SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------
                                             FTVIPT FRANK   FTVIPT MUTUAL    FTVIPT TEMP    FTVIPT TEMP    FTVIPT TEMP
                                              SM MID CAP     SHARES SEC,    DEV MKTS SEC,     FOR SEC,    GLOBAL BOND,
YEAR ENDED DEC. 31, 2007 (CONTINUED)           GRO, CL 2         CL 2            CL 2           CL 2          CL 2
 OPERATIONS
Investment income (loss) -- net               $  (328,956)   $    510,352     $   22,444    $   233,149   $  1,953,768
Net realized gain (loss) on sales of
  investments                                   1,069,186      14,986,578        202,574      1,855,780        957,984
Distributions from capital gains                1,803,839       8,261,329        169,385      1,600,876             --
Net change in unrealized appreciation or
  depreciation of investments                    (207,231)    (15,766,707)       130,836        904,280     12,121,560
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     2,336,838       7,991,552        525,239      4,594,085     15,033,312
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        214,542      24,531,886         19,517        253,200     75,612,260
Net transfers(1)                                 (666,629)    (72,138,725)       538,196         92,576        400,052
Adjustments to net assets allocated to
  contracts in payment period                      (2,222)           (251)        (8,688)            --         (2,281)
Contract terminations:
    Surrender benefits and contract charges    (2,607,205)    (12,630,825)      (196,097)    (2,457,603)    (7,664,570)
    Death benefits                               (226,735)     (1,495,850)       (18,377)      (304,090)    (1,126,385)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (3,288,249)    (61,733,765)       334,551     (2,415,917)    67,219,076
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                24,298,435     207,311,376      1,995,571     33,069,249    124,796,621
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $23,347,024    $153,569,163     $2,855,361    $35,247,417   $207,049,009
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         29,401,548     120,060,080        843,438     22,382,590    103,036,332
Contract purchase payments                        190,922      15,393,372          7,250        151,785     61,070,057
Net transfers(1)                                 (682,772)    (43,704,401)       182,672         45,223        603,051
Contract terminations:
    Surrender benefits and contract charges    (3,235,721)     (6,822,111)       (72,955)    (1,496,790)    (6,029,919)
    Death benefits                               (241,507)       (821,464)        (6,447)      (195,772)      (891,832)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               25,432,470      84,105,476        953,958     20,887,036    157,787,689
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    311

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------
                                                 FTVIPT TEMP     GS VIT        GS VIT          GS VIT          GS VIT
                                                   GRO SEC,     CAP GRO,       MID CAP     STRATEGIC INTL   STRUCTD U.S.
YEAR ENDED DEC. 31, 2007 (CONTINUED)                 CL 2         INST        VAL, INST       EQ, INST        EQ, INST
 OPERATIONS
Investment income (loss) -- net                   $  (11,939)  $  (12,890)  $ (1,276,777)     $  (3,526)     $   (42,406)
Net realized gain (loss) on sales of
  investments                                        116,812       49,627      3,388,226         93,309          565,797
Distributions from capital gains                     225,455           --     24,419,684         64,831          738,122
Net change in unrealized appreciation or
  depreciation of investments                       (316,478)      39,590    (23,603,856)      (115,904)      (1,509,315)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     13,850       76,327      2,927,277         38,710         (247,802)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         1,407,988        2,676     55,253,370            852          197,549
Net transfers(1)                                     196,624     (102,810)   (19,853,228)       (16,915)         248,461
Adjustments to net assets allocated to
  contracts in payment period                             --           --         (3,493)            --          (13,383)
Contract terminations:
    Surrender benefits and contract charges         (297,802)    (175,652)    (8,164,342)      (174,031)      (1,557,080)
    Death benefits                                   (40,244)     (12,215)    (1,081,063)       (17,777)        (157,745)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     1,266,566     (288,001)    26,151,244       (207,871)      (1,282,198)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    4,151,363    1,032,923    136,205,173        784,765       10,953,813
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $5,431,779   $  821,249   $165,283,694      $ 615,604      $ 9,423,813
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             2,957,396    1,191,348     70,189,228        708,708       10,305,161
Contract purchase payments                         1,019,993        3,088     28,023,369            748          184,620
Net transfers(1)                                     137,180     (116,691)    (9,124,441)       (21,377)         262,533
Contract terminations:
    Surrender benefits and contract charges         (198,924)    (184,902)    (3,869,342)      (145,209)      (1,442,417)
    Death benefits                                   (29,130)     (14,145)      (510,088)       (15,870)        (149,029)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   3,886,515      878,698     84,708,726        527,000        9,160,868
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 312    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                   SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------
                                              JANUS ASPEN    JANUS ASPEN   JANUS ASPEN    JANUS ASPEN   JANUS ASPEN
                                                  BAL,      GLOBAL TECH,    OVERSEAS,       JANUS,      ENTERPRISE,
YEAR ENDED DEC. 31, 2007 (CONTINUED)              INST          SERV           SERV          SERV           SERV
 OPERATIONS
Investment income (loss) -- net               $    59,726    $   (7,407)    $  (63,448)  $   (719,831)   $  (30,399)
Net realized gain (loss) on sales of
  investments                                     477,124       (38,817)       706,849        (35,699)       56,006
Distributions from capital gains                       --            --             --             --        11,854
Net change in unrealized appreciation or
  depreciation of investments                      31,074       153,952        606,284      4,092,281       349,717
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       567,924       107,728      1,249,685      3,336,751       387,178
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         17,010         9,398         16,318     54,928,411        14,751
Net transfers(1)                                  (30,545)     (114,776)        93,694    116,321,896      (106,484)
Adjustments to net assets allocated to
  contracts in payment period                          --            --             --             --            --
Contract terminations:
    Surrender benefits and contract charges    (2,575,539)     (106,402)      (502,052)    (2,938,553)     (321,050)
    Death benefits                                (61,590)       (6,435)       (64,775)      (461,802)      (15,833)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (2,650,664)     (218,215)      (456,815)   167,849,952      (428,616)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 7,460,553       628,881      5,111,860      3,992,753     2,097,214
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 5,377,813    $  518,394     $5,904,730   $175,179,456    $2,055,776
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          3,776,519     1,532,226      4,251,442      6,142,752     3,954,005
Contract purchase payments                          7,988        21,174         12,390     55,653,982        28,226
Net transfers(1)                                  (15,179)     (256,171)        73,121    116,617,336      (190,681)
Contract terminations:
    Surrender benefits and contract charges    (1,242,078)     (233,541)      (367,479)    (3,127,757)     (527,240)
    Death benefits                                (29,658)      (13,785)       (52,401)      (485,194)      (30,729)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                2,497,592     1,049,903      3,917,073    174,801,119     3,233,581
-------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    313

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                JANUS ASPEN    JPM U.S.    LAZARD RETIRE    LAZARD RETIRE      LM PTNRS
                                                   WORLD,       LG CAP        INTL EQ,     U.S. STRATEGIC,    VAR SM CAP
PERIOD ENDED DEC. 31, 2007 (CONTINUED)              INST        CORE EQ         SERV             SERV        GRO, CL I(2)
 OPERATIONS
Investment income (loss) -- net                  $  (18,316)  $   (5,238)    $   6,251        $  (2,428)        $   (92)
Net realized gain (loss) on sales of
  investments                                       (38,991)      84,187        41,243           39,255              --
Distributions from capital gains                         --           --       120,434          102,883           1,564
Net change in unrealized appreciation or
  depreciation of investments                       288,490      (63,168)     (105,627)        (146,531)         (1,115)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         231,183       15,781        62,301           (6,821)            357
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            1,122        5,335            --              765          24,926
Net transfers(1)                                    (54,021)    (142,096)      (33,493)          89,107              (8)
Adjustments to net assets allocated to
  contracts in payment period                            --           --            --               --              --
Contract terminations:
    Surrender benefits and contract charges        (899,779)    (147,551)      (48,689)         (80,286)           (147)
    Death benefits                                  (25,802)     (18,748)           --           (7,114)             --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (978,480)    (303,060)      (82,182)           2,472          24,771
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   2,903,352    1,543,938       716,197          467,114              --
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $2,156,055   $1,256,659     $ 696,316        $ 462,765         $25,128
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            1,907,075    1,648,632       609,658          375,436              --
Contract purchase payments                              693        5,803            --              651          22,763
Net transfers(1)                                    (33,879)    (141,520)      (27,015)          73,500              --
Contract terminations:
    Surrender benefits and contract charges        (549,643)    (152,983)      (40,147)         (63,225)             --
    Death benefits                                  (15,895)     (20,055)           --           (5,474)             --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  1,308,351    1,339,877       542,496          380,888          22,763
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 314    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------
                                                     LVIP BARON     MFS INV      MFS INV       MFS INV        MFS
                                                      GRO OPP,    GRO STOCK,      TRUST,       TRUST,       NEW DIS,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                   SERV CL      SERV CL      INIT CL       SERV CL      INIT CL
 OPERATIONS
Investment income (loss) -- net                      $  (38,509)  $  (62,399)  $   (30,443)  $   (8,168)  $   (39,874)
Net realized gain (loss) on sales of investments        279,804      193,774       305,183       37,515       243,323
Distributions from capital gains                        262,574           --        49,603        9,051       199,480
Net change in unrealized appreciation or
  depreciation of investments                          (454,408)     363,644       163,556       48,382      (312,016)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        49,461      495,019       487,899       86,780        90,913
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  828        5,493         3,423          240         7,092
Net transfers(1)                                       (129,577)    (443,592)      (92,371)       2,218      (869,445)
Adjustments to net assets allocated to contracts in
  payment period                                             --         (386)           --           --            --
Contract terminations:
    Surrender benefits and contract charges            (415,487)    (319,479)   (1,010,557)     (78,695)     (507,380)
    Death benefits                                      (11,675)     (17,159)      (20,245)          --       (18,417)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (555,911)    (775,123)   (1,119,750)     (76,237)   (1,388,150)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       2,747,200    5,196,153     5,936,648    1,061,231     3,212,525
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $2,240,750   $4,916,049   $ 5,304,797   $1,071,774   $ 1,915,288
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,600,553    6,709,571     5,744,848      986,354     3,011,184
Contract purchase payments                                1,023        5,213         3,345          370         7,108
Net transfers(1)                                        (68,758)    (551,117)      (84,608)      (1,000)     (829,277)
Contract terminations:
    Surrender benefits and contract charges            (242,130)    (401,686)     (925,975)     (65,743)     (486,466)
    Death benefits                                       (6,816)     (22,434)      (19,579)          --       (15,001)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,283,872    5,739,547     4,718,031      919,981     1,687,548
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    315

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------------
                                                       MFS          MFS           MFS             MFS            MFS
                                                    NEW DIS,     RESEARCH,   TOTAL RETURN,   TOTAL RETURN,    UTILITIES,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                 SERV CL      INIT CL       INIT CL         SERV CL        INIT CL
 OPERATIONS
Investment income (loss) -- net                    $  (70,883)  $  (21,133)     $  2,327      $   929,864    $   (71,127)
Net realized gain (loss) on sales of investments      150,636      147,505         1,138        1,376,911      1,310,787
Distributions from capital gains                      393,137           --         6,200        2,208,787      1,053,589
Net change in unrealized appreciation or
  depreciation of investments                        (419,402)     150,079        (2,107)      (2,200,738)     1,121,382
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      53,488      276,451         7,558        2,314,824      3,414,631
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             61,477       16,336         2,000        1,149,643         29,688
Net transfers(1)                                     (181,940)     (92,819)      207,465        1,233,396       (308,741)
Adjustments to net assets allocated to contracts
  in payment period                                      (472)          --            --               --             --
Contract terminations:
    Surrender benefits and contract charges          (307,478)    (393,586)       (8,439)      (5,763,673)    (1,997,118)
    Death benefits                                    (12,546)     (77,985)           --         (972,730)      (401,292)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (440,959)    (548,054)      201,026       (4,353,364)    (2,677,463)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     5,309,771    2,617,665       247,836       88,339,970     14,336,567
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $4,922,300   $2,346,062      $456,420      $86,301,430    $15,073,735
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              5,004,793    2,836,855       164,518       62,962,764      9,739,792
Contract purchase payments                             57,262       17,363         1,379          839,686         19,436
Net transfers(1)                                     (176,728)     (88,587)      134,024          800,057       (143,292)
Contract terminations:
    Surrender benefits and contract charges          (282,323)    (396,350)       (5,430)      (3,970,885)    (1,241,142)
    Death benefits                                    (11,675)     (82,853)           --         (668,866)      (246,939)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    4,591,329    2,286,428       294,491       59,962,756      8,127,855
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 316    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                      ---------------------------------------------------------------
                                                          MFS                                                OPPEN
                                                      UTILITIES,      NACM         OPCAP        OPCAP       CAP APPR
YEAR ENDED DEC. 31, 2007 (CONTINUED)                    SERV CL      SM CAP         EQ         MANAGED         VA
 OPERATIONS
Investment income (loss) -- net                       $  (40,068)  $  (29,177)  $   (7,788)  $   23,039   $   (35,848)
Net realized gain (loss) on sales of investments         366,041      147,421       40,302       48,866       108,421
Distributions from capital gains                         399,651      449,862      146,663      230,085            --
Net change in unrealized appreciation or
  depreciation of investments                            602,032     (565,627)    (149,818)    (241,727)      309,070
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                           1,327,656        2,479       29,359       60,263       381,643
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               623,860        1,230          846        2,229         7,407
Net transfers(1)                                         461,899      (15,369)     (27,828)    (146,301)      (12,357)
Adjustments to net assets allocated to contracts in
  payment period                                              --           --           --         (682)           --
Contract terminations:
    Surrender benefits and contract charges             (346,586)    (627,033)    (260,703)    (645,570)   (1,073,978)
    Death benefits                                       (54,218)     (30,776)     (21,066)     (30,968)      (24,566)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           684,955     (671,948)    (308,751)    (821,292)   (1,103,494)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        5,055,353    2,385,103    1,096,033    3,589,456     3,440,779
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $7,067,964   $1,715,634   $  816,641   $2,828,427   $ 2,718,928
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 2,425,568    1,173,601      707,247    1,403,731     2,158,503
Contract purchase payments                               285,682          594          533          860         4,525
Net transfers(1)                                         187,879       (7,444)     (18,458)     (55,269)       (4,860)
Contract terminations:
    Surrender benefits and contract charges             (138,606)    (300,965)    (162,888)    (247,945)     (628,062)
    Death benefits                                       (22,613)     (14,571)     (13,222)     (11,870)      (14,650)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       2,737,910      851,215      513,212    1,089,507     1,515,456
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    317

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    -----------------------------------------------------------------
                                                        OPPEN         OPPEN        OPPEN         OPPEN        OPPEN
                                                      CAP APPR     GLOBAL SEC    GLOBAL SEC     HI INC     HI INC VA,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                  VA, SERV         VA         VA, SERV        VA          SERV
 OPERATIONS
Investment income (loss) -- net                     $ (1,131,217)   $   1,095   $   (51,685)  $   97,545   $  327,420
Net realized gain (loss) on sales of investments       2,412,506       27,735       684,542      (61,944)      (6,732)
Distributions from capital gains                              --       18,736       976,217           --           --
Net change in unrealized appreciation or
  depreciation of investments                          6,560,806      (32,053)     (720,644)     (50,342)    (423,888)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      7,842,095       15,513       888,430      (14,741)    (103,200)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             1,259,849           --       448,347          690      148,863
Net transfers(1)                                      (7,098,780)      14,180     2,405,352       (3,708)     105,457
Adjustments to net assets allocated to contracts
  in payment period                                         (227)          --          (248)          --           --
Contract terminations:
    Surrender benefits and contract charges           (4,162,670)    (149,792)   (1,937,118)    (366,235)    (249,934)
    Death benefits                                      (609,256)          --      (123,025)     (35,145)     (34,519)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (10,611,084)    (135,612)      793,308     (404,398)     (30,133)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       69,737,967      348,414    18,921,355    1,770,394    5,710,460
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 66,968,978    $ 228,315   $20,603,093   $1,351,255   $5,577,127
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                55,501,440      162,148    11,164,016    1,307,032    4,234,499
Contract purchase payments                               919,146           --       258,652          505      107,976
Net transfers(1)                                      (5,400,105)       7,405     1,367,476       (3,243)      67,985
Contract terminations:
    Surrender benefits and contract charges           (3,107,086)     (68,236)   (1,083,923)    (266,519)    (181,706)
    Death benefits                                      (448,267)          --       (69,691)     (25,449)     (26,213)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      47,465,128      101,317    11,636,530    1,012,326    4,202,541
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 318    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                    OPPEN         OPPEN        OPPEN          OPPEN         PIMCO VIT
                                                   MAIN ST     MAIN ST SM    STRATEGIC   STRATEGIC BOND     ALL ASSET,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                VA      CAP VA, SERV    BOND VA       VA, SERV      ADVISOR CL(2)
 OPERATIONS
Investment income (loss) -- net                   $    (920)   $  (126,430)  $   9,386    $  2,423,356     $  7,174,024
Net realized gain (loss) on sales of investments     20,110        314,842      10,672         531,329            9,581
Distributions from capital gains                         --        363,838          --              --               --
Net change in unrealized appreciation or
  depreciation of investments                        (7,962)      (823,405)      5,396      15,763,925       (2,198,056)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    11,228       (271,155)     25,454      18,718,610        4,985,549
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              240        360,585          --      89,715,933       54,922,020
Net transfers(1)                                    (16,063)        (6,555)    (24,377)     59,462,667      114,679,482
Adjustments to net assets allocated to contracts
  in payment period                                      --         (2,430)         --              --               --
Contract terminations:
    Surrender benefits and contract charges        (120,569)      (548,134)   (106,268)    (12,299,320)      (2,654,845)
    Death benefits                                       --        (29,748)         --      (1,652,496)        (401,277)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (136,392)      (226,282)   (130,645)    135,226,784      166,545,380
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     455,784     10,200,266     414,446     172,640,435               --
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 330,620    $ 9,702,829   $ 309,255    $326,585,829     $171,530,929
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              404,427      5,995,425     269,406     137,943,364               --
Contract purchase payments                              203        201,501          --      69,945,285       54,549,528
Net transfers(1)                                    (13,791)       (29,948)    (15,954)     46,548,819      114,533,557
Contract terminations:
    Surrender benefits and contract charges        (105,993)      (301,706)    (67,609)     (9,459,836)      (2,614,852)
    Death benefits                                       --        (19,796)         --      (1,291,052)        (397,726)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    284,846      5,845,476     185,843     243,686,580      166,070,507
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    319

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------
                                                       PUT VT       PUT VT       PUT VT        PUT VT        PUT VT
                                                      DIV INC,     DIV INC,    GLOBAL EQ,    GRO & INC,    GRO & INC,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                    CL IA        CL IB        CL IA        CL IA         CL IB
 OPERATIONS
Investment income (loss) -- net                      $   91,296   $   65,337   $   10,202   $    12,771   $     5,781
Net realized gain (loss) on sales of investments        (71,767)     (33,233)     (38,633)      106,901       214,714
Distributions from capital gains                             --           --           --       937,931     1,867,937
Net change in unrealized appreciation or
  depreciation of investments                            43,521       12,257      111,581    (1,430,230)   (2,867,705)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        63,050       44,361       83,150      (372,627)     (779,273)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                1,416        3,079        1,499         7,516        68,770
Net transfers(1)                                        (16,143)     (19,554)      (2,058)      (44,770)     (299,350)
Adjustments to net assets allocated to contracts in
  payment period                                           (943)          --           --          (869)           --
Contract terminations:
    Surrender benefits and contract charges            (619,129)    (493,218)    (319,253)   (1,401,338)   (1,713,315)
    Death benefits                                      (33,180)     (45,258)      (5,520)      (53,211)     (104,160)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (667,979)    (554,951)    (325,332)   (1,492,672)   (2,048,055)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       2,704,338    1,979,668    1,132,585     6,888,693    13,138,694
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $2,099,409   $1,469,078   $  890,403   $ 5,023,394   $10,311,366
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,458,641    1,381,942      785,915     2,471,167     9,523,221
Contract purchase payments                                  757        2,152          964         2,675        52,722
Net transfers(1)                                         (8,871)     (13,869)      (1,729)      (16,259)     (206,656)
Contract terminations:
    Surrender benefits and contract charges            (331,506)    (340,318)    (209,275)     (498,596)   (1,180,859)
    Death benefits                                      (17,723)     (31,313)      (3,427)      (18,806)      (78,519)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,101,298      998,594      572,448     1,940,181     8,109,909
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 320    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                      -------------------------------------------------------------
                                                         PUT VT       PUT VT       PUT VT     PUT VT       PUT VT
                                                      GLOBAL HLTH    HI YIELD,   HI YIELD,     INC,       INTL EQ,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                  CARE, CL IB      CL IA       CL IB       CL IB       CL IB
 OPERATIONS
Investment income (loss) -- net                        $  (19,573)  $   79,107   $  58,701   $  9,371   $   485,862
Net realized gain (loss) on sales of investments          147,880      (81,254)    (41,663)    (1,662)    1,584,730
Distributions from capital gains                               --           --          --         --     4,068,024
Net change in unrealized appreciation or
  depreciation of investments                            (171,556)      27,095      (2,217)     1,778    (3,927,557)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              (43,249)      24,948      14,821      9,487     2,211,059
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 30,820        1,015      10,081         --       263,846
Net transfers(1)                                         (277,793)       1,353       3,716     53,584     1,337,439
Adjustments to net assets allocated to contracts in
  payment period                                               --         (412)         --         --        (3,038)
Contract terminations:
    Surrender benefits and contract charges              (202,525)    (287,313)   (226,017)   (30,390)   (3,547,497)
    Death benefits                                        (44,290)     (11,791)    (22,135)    (3,650)     (223,660)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (493,788)    (297,148)   (234,355)    19,544    (2,172,910)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         3,241,608    1,246,848     970,035    264,619    31,942,650
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $2,704,571   $  974,648   $ 750,501   $293,650   $31,980,799
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  2,592,712      650,741     677,059    223,981    25,067,941
Contract purchase payments                                 24,121          516       6,979         --       182,095
Net transfers(1)                                         (208,643)         480       2,423     44,637     1,256,690
Contract terminations:
    Surrender benefits and contract charges              (162,345)    (146,692)   (154,638)   (25,497)   (2,923,712)
    Death benefits                                        (33,811)      (5,911)    (15,131)    (3,133)     (176,729)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        2,212,034      499,134     516,692    239,988    23,406,285
-------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    321

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------
                                                      PUT VT           PUT VT        PUT VT       PUT VT       PUT VT
                                                 INTL GRO & INC,   INTL NEW OPP,    NEW OPP,    RESEARCH,    SM CAP VAL,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                  CL IB            CL IB          CL IA       CL IB         CL IB
 OPERATIONS
Investment income (loss) -- net                      $    41         $  (11,828)   $  (39,638)  $  (3,625)  $   (204,544)
Net realized gain (loss) on sales of
  investments                                          1,922            228,512         3,814      54,020       (753,216)
Distributions from capital gains                       1,620                 --            --          --      5,379,081
Net change in unrealized appreciation or
  depreciation of investments                         (3,052)            73,280       184,793     (52,255)    (2,559,533)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        531            289,964       148,969      (1,860)     1,861,788
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                --              1,149         6,077         956     16,129,852
Net transfers(1)                                          25            465,236       (17,460)     (1,226)   (51,035,050)
Adjustments to net assets allocated to
  contracts in payment period                             --                 --           (44)         --             --
Contract terminations:
    Surrender benefits and contract charges           (6,418)          (396,124)     (684,160)   (126,740)      (938,244)
    Death benefits                                        --            (19,552)      (10,699)     (3,869)      (141,634)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (6,393)            50,709      (706,286)   (130,879)   (35,985,076)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       13,002          2,501,712     3,458,103     442,171     35,564,158
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 7,140         $2,842,385    $2,900,786   $ 309,432   $  1,440,870
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 7,948          2,492,068     1,594,997     359,795     25,782,487
Contract purchase payments                                --              1,398         2,687         752     11,587,813
Net transfers(1)                                          --            426,873        (8,063)     (2,253)   (35,442,636)
Contract terminations:
    Surrender benefits and contract charges           (3,818)          (353,398)     (305,418)   (103,586)      (642,537)
    Death benefits                                        --            (16,705)       (4,636)     (3,113)       (98,192)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       4,130          2,550,236     1,279,567     251,595      1,186,935
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 322    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                      --------------------------------------------------------------
                                                         PUT VT       PUT VT      PUT VT        RW VT        RW VT
                                                         VISTA,      VOYAGER,    VOYAGER,      LG CAP       LG CAP
YEAR ENDED DEC. 31, 2007 (CONTINUED)                     CL IB        CL IA        CL IB       CORE EQ     GRO STOCK
 OPERATIONS
Investment income (loss) -- net                       $  (155,420)  $  (6,859)  $  (30,956)  $   (5,166)  $  (53,549)
Net realized gain (loss) on sales of investments          188,704     (74,305)    (462,580)     122,016       89,646
Distributions from capital gains                               --          --           --      297,197      317,379
Net change in unrealized appreciation or
  depreciation of investments                             299,678     101,869      589,844     (419,457)     352,519
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              332,962      20,705       96,308       (5,410)     705,995
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                185,842       1,049        3,177    1,315,233      113,022
Net transfers(1)                                         (588,484)    (11,736)    (128,332)      (2,075)    (356,881)
Adjustments to net assets allocated to contracts in
  payment period                                           (1,782)        (67)          --           --           --
Contract terminations:
    Surrender benefits and contract charges            (1,686,726)   (166,430)    (734,621)    (225,603)    (250,544)
    Death benefits                                        (85,774)     (3,063)     (29,707)     (42,828)     (43,241)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (2,176,924)   (180,247)    (889,483)   1,044,727     (537,644)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        12,138,186     582,936    2,619,579    3,883,400    5,291,188
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $10,294,224   $ 423,394   $1,826,404   $4,922,717   $5,459,539
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 17,228,934     411,771    1,945,780    2,626,054    4,234,491
Contract purchase payments                                274,908         721        2,328      914,649       89,193
Net transfers(1)                                         (775,588)     (7,920)     (93,105)      19,567     (250,985)
Contract terminations:
    Surrender benefits and contract charges            (2,468,897)   (115,799)    (529,482)    (143,419)    (190,144)
    Death benefits                                       (129,824)     (2,097)     (21,842)     (23,058)     (35,225)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       14,129,533     286,676    1,303,679    3,393,793    3,847,330
--------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    323

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------------------------
                                                         RW VT      RW VT       RW VT         ROYCE         ROYCE
                                                        LG CAP     MID-CAP      SM CAP      MICRO-CAP,     SM-CAP,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                    VAL EQ     CORE EQ      VAL EQ      INVEST CL     INVEST CL
 OPERATIONS
Investment income (loss) -- net                        $    791   $ (2,897)  $   (31,055)  $   (13,411)  $  (45,453)
Net realized gain (loss) on sales of investments         22,802      3,637         8,381       525,210      320,112
Distributions from capital gains                             --     40,439     1,805,527       310,011      113,837
Net change in unrealized appreciation or depreciation
  of investments                                         (6,395)   (31,706)   (1,881,991)     (658,048)    (449,320)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             17,198      9,473       (99,138)      163,762      (60,824)
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                   --         --       762,453        11,443       10,089
Net transfers(1)                                         (3,519)     5,067     2,230,267      (846,461)    (390,536)
Adjustments to net assets allocated to contracts in
  payment period                                             --         --            --            --           --
Contract terminations:
    Surrender benefits and contract charges             (52,378)   (13,693)     (314,295)     (538,940)    (383,645)
    Death benefits                                           --         --       (45,466)       (5,446)     (28,034)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (55,897)    (8,626)    2,632,959    (1,379,404)    (792,126)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         762,814    249,246     5,647,908     4,760,149    3,320,958
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $724,115   $250,093   $ 8,181,729   $ 3,544,507   $2,468,008
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  436,550    138,291     3,248,013     1,661,032    1,188,863
Contract purchase payments                                   --         --       479,677         3,753        3,538
Net transfers(1)                                         (1,987)     2,475     1,353,553      (277,803)    (132,002)
Contract terminations:
    Surrender benefits and contract charges             (28,895)    (6,975)     (167,482)     (173,986)    (129,858)
    Death benefits                                           --         --       (22,285)       (1,789)     (12,404)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        405,668    133,791     4,891,476     1,211,207      918,137
-------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 324    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                        RVS              RVS          RVS                        RVS VP
                                                     PTNRS VP         PTNRS VP      PTNRS VP        RVS           CASH
PERIOD ENDED DEC. 31, 2007 (CONTINUED)          FUNDAMENTAL VAL(2)   SELECT VAL    SM CAP VAL      VP BAL         MGMT
 OPERATIONS
Investment income (loss) -- net                    $   (283,628)       $  (291)   $  (728,788)  $   131,896   $  1,346,482
Net realized gain (loss) on sales of
  investments                                           (28,882)           143        826,647       (86,212)          (492)
Distributions from capital gains                        232,344          5,342      2,448,331       203,991             --
Net change in unrealized appreciation or
  depreciation of investments                        (3,931,456)        (4,125)    (9,019,328)     (201,145)        (9,702)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (4,011,622)         1,069     (6,473,138)       48,530      1,336,288
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           40,769,066             --      1,513,084        11,796      6,995,733
Net transfers(1)                                     87,226,561         17,612     11,586,420       329,098     19,134,093
Adjustments to net assets allocated to
  contracts in payment period                                --             --             --          (918)        (4,665)
Contract terminations:
    Surrender benefits and contract charges          (1,780,897)        (1,949)    (5,027,016)   (1,576,111)   (12,034,619)
    Death benefits                                     (280,667)            --       (675,235)     (169,967)      (671,748)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      125,934,063         15,663      7,397,253    (1,406,102)    13,418,794
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              --         35,123     88,018,932     9,671,704     34,058,635
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $121,922,441        $51,855    $88,943,047   $ 8,314,132   $ 48,813,717
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       --         27,284     57,275,009     6,380,567     31,639,072
Contract purchase payments                           40,594,997             --        987,555         9,079      6,729,047
Net transfers(1)                                     84,815,357         13,324      7,430,769       265,465     17,444,382
Contract terminations:
    Surrender benefits and contract charges          (1,790,945)        (1,466)    (3,246,808)     (811,066)   (10,748,175)
    Death benefits                                     (283,548)            --       (433,122)     (117,308)      (605,109)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    123,335,861         39,142     62,013,403     5,726,737     44,459,217
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    325

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                ---------------------------------------------------------------------------
                                                   RVS VP         RVS VP           RVS VP                         RVS VP
                                                     DIV            DIV       GLOBAL INFLATION      SEL VP       HI YIELD
YEAR ENDED DEC. 31, 2007 (CONTINUED)                BOND          EQ INC          PROT SEC           GRO           BOND
 OPERATIONS
Investment income (loss) -- net                 $  8,959,812   $   (130,145)    $  1,007,318     $   (94,367)  $  2,862,803
Net realized gain (loss) on sales of
  investments                                       (456,887)     7,602,380         (690,252)         (3,002)        (8,314)
Distributions from capital gains                          --      3,809,213               --              --             --
Net change in unrealized appreciation or
  depreciation of investments                      1,683,272      7,731,639        7,981,341        (937,011)    (2,787,476)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       10,186,197     19,013,087        8,298,407      (1,034,380)        67,013
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       165,787,872    108,606,114       89,550,120         520,918      8,304,462
Net transfers(1)                                  13,069,413    (26,878,449)     (44,659,395)     16,858,844    (15,734,790)
Adjustments to net assets allocated to
  contracts in payment period                           (961)       (10,855)          (2,136)             --             --
Contract terminations:
    Surrender benefits and contract charges      (13,463,038)   (14,351,784)      (5,810,811)       (379,323)    (3,201,878)
    Death benefits                                (1,689,195)    (1,965,452)        (853,406)        (47,205)      (449,614)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   163,704,091     65,399,574       38,224,372      16,953,234    (11,081,820)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  190,299,541    243,743,985      111,409,007         754,391     51,788,035
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $364,189,829   $328,156,646     $157,931,786     $16,673,245   $ 40,773,228
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           168,698,363    144,108,207      108,657,349       1,089,256     41,667,128
Contract purchase payments                       148,940,893     63,021,727       86,547,153         426,727      6,623,208
Net transfers(1)                                  10,056,682    (13,607,152)     (43,705,991)     14,204,092    (12,655,674)
Contract terminations:
    Surrender benefits and contract charges      (11,401,798)    (7,876,119)      (5,591,282)       (382,122)    (2,523,092)
    Death benefits                                (1,464,817)    (1,084,713)        (833,663)        (38,724)      (356,786)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 314,829,323    184,561,950      145,073,566      15,299,229     32,754,784
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 326    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------------
                                                        RVS VP         RVS VP       SEL VP       RVS VP       RVS VP
                                                          INC            DYN        LG CAP      MID CAP       MID CAP
PERIOD ENDED DEC. 31, 2007 (CONTINUED)                    OPP            EQ           VAL         GRO         VAL(2)
 OPERATIONS
Investment income (loss) -- net                      $  4,011,717   $   (281,969)  $   (347)  $  (127,946)  $   (5,507)
Net realized gain (loss) on sales of investments         (138,776)     3,251,252      2,333       113,099          (36)
Distributions from capital gains                          139,857        603,633     11,740        82,603       12,228
Net change in unrealized appreciation or
  depreciation of investments                          (3,981,410)    (2,045,547)   (16,619)      898,079      (40,061)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                          31,388      1,527,369     (2,893)      965,835      (33,376)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             51,462,206      1,282,618     20,297        88,662    1,089,735
Net transfers(1)                                       17,116,172     (4,600,062)    (3,240)     (501,083)      25,989
Adjustments to net assets allocated to contracts in
  payment period                                               --         (7,194)        --          (384)          --
Contract terminations:
    Surrender benefits and contract charges            (2,872,086)    (8,266,505)    (8,169)   (1,030,324)        (362)
    Death benefits                                       (375,521)      (829,629)        --       (74,662)          --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         65,330,771    (12,420,772)     8,888    (1,517,791)   1,115,362
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        42,426,593    102,344,546    152,096     8,457,237           --
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $107,788,752   $ 91,451,143   $158,091   $ 7,905,281   $1,081,986
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 36,590,947     95,899,899    113,928     6,311,003           --
Contract purchase payments                             44,124,536      1,258,394     15,352        62,183    1,060,839
Net transfers(1)                                       14,817,814     (4,060,192)    (2,252)     (355,116)      25,796
Contract terminations:
    Surrender benefits and contract charges            (2,442,379)    (7,204,880)    (5,938)     (685,005)          --
    Death benefits                                       (323,721)      (729,514)        --       (50,505)          --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       92,767,197     85,163,707    121,090     5,282,560    1,086,635
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    327

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------
                                                        RVS          RVS VP       SEL VP        THDL VP       THDL VP
                                                         VP          SHORT        SM CAP         EMER          INTL
YEAR ENDED DEC. 31, 2007 (CONTINUED)                  S&P 500       DURATION        VAL          MKTS           OPP
 OPERATIONS
Investment income (loss) -- net                     $    69,211   $ 1,378,979   $  (59,026)  $ (1,238,191)  $   (9,890)
Net realized gain (loss) on sales of investments        690,503      (113,556)      56,800      6,498,770      224,350
Distributions from capital gains                        165,359            --      250,679      5,389,489           --
Net change in unrealized appreciation or
  depreciation of investments                          (110,580)      649,607     (469,010)    25,384,635       27,709
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       814,493     1,915,030     (220,557)    36,034,703      242,169
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               98,637     6,434,305        8,903     38,041,240        8,678
Net transfers(1)                                        (47,348)    3,166,220     (282,120)   (27,938,329)     (18,826)
Adjustments to net assets allocated to contracts
  in payment period                                      (5,535)       (9,635)          --             --         (573)
Contract terminations:
    Surrender benefits and contract charges          (1,215,860)   (4,888,023)    (475,758)    (4,999,595)    (932,456)
    Death benefits                                     (295,648)     (821,466)      (9,571)      (763,912)     (25,262)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (1,465,754)    3,881,401     (758,546)     4,339,404     (968,439)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      21,855,941    47,909,442    4,952,206     88,998,160    2,439,403
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $21,204,680   $53,705,873   $3,973,103   $129,372,267   $1,713,133
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               19,753,578    42,414,777    3,538,119     44,758,164    1,421,586
Contract purchase payments                               82,148     5,828,113        6,951     18,386,457        5,426
Net transfers(1)                                        (56,180)    2,927,387     (216,074)   (11,114,978)     (11,120)
Contract terminations:
    Surrender benefits and contract charges          (1,094,125)   (4,198,760)    (324,754)    (2,176,918)    (523,714)
    Death benefits                                     (289,296)     (704,613)      (6,602)      (336,035)     (13,557)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     18,396,125    46,266,904    2,997,640     49,516,690      878,621
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 328    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                   THIRD        VANK LIT      VANK LIT        VANK UIF         VANK UIF
                                                    AVE         COMSTOCK,    GRO & INC,   GLOBAL REAL EST,   MID CAP GRO,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)              VAL           CL II         CL II         CL II(2)         CL II(2)
 OPERATIONS
Investment income (loss) -- net                 $    21,392   $   (101,489)  $    2,142      $  (162,778)       $  (167)
Net realized gain (loss) on sales of
  investments                                       699,845     10,143,563      176,656           (8,048)           (55)
Distributions from capital gains                    275,735      7,296,817      248,037            7,706            148
Net change in unrealized appreciation or
  depreciation of investments                    (1,168,197)   (25,804,838)    (339,476)      (2,624,337)           871
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (171,225)    (8,465,947)      87,359       (2,787,457)           797
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           13,005     80,415,489      164,754        9,627,533         34,677
Net transfers(1)                                 (1,123,435)   (68,370,287)      67,279       21,259,058          6,757
Adjustments to net assets allocated to
  contracts in payment period                            --         (9,124)          --               --             --
Contract terminations:
    Surrender benefits and contract charges        (599,867)   (15,840,788)    (302,600)        (414,079)          (230)
    Death benefits                                  (23,574)    (2,333,747)     (90,232)         (61,437)            --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (1,733,871)    (6,138,457)    (160,799)      30,411,075         41,204
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   5,628,514    312,162,897    6,594,521               --             --
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 3,723,418   $297,558,493   $6,521,081      $27,623,618        $42,001
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            1,977,849    206,921,151    3,915,369               --             --
Contract purchase payments                            4,349     53,574,456       94,782       10,369,499         29,916
Net transfers(1)                                   (368,796)   (43,100,247)      43,165       22,760,597          5,996
Contract terminations:
    Surrender benefits and contract charges        (207,627)   (10,336,139)    (172,995)        (453,513)           (67)
    Death benefits                                   (7,462)    (1,489,180)     (53,656)         (67,902)            --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  1,398,313    205,570,041    3,826,665       32,608,681         35,845
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    329

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------------------
                                                    VANK UIF         VANK UIF                                      WF ADV
                                                 U.S. REAL EST,   U.S. REAL EST,      WANGER         WANGER       VT ASSET
YEAR ENDED DEC. 31, 2007 (CONTINUED)                  CL I             CL II           INTL           USA          ALLOC
 OPERATIONS
Investment income (loss) -- net                    $   (7,271)      $   (46,851)   $   (913,004)  $(1,181,897)  $   221,363
Net realized gain (loss) on sales of
  investments                                         160,415           233,134       5,016,424       600,668       880,156
Distributions from capital gains                      233,751           550,258       7,341,447     2,854,941       428,781
Net change in unrealized appreciation or
  depreciation of investments                        (880,698)       (2,026,682)      1,986,107    (2,398,619)      190,490
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (493,803)       (1,290,141)     13,430,974      (124,907)    1,720,790
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             14,524           990,347      39,917,746    16,701,544        99,377
Net transfers(1)                                     (151,811)          404,395     (18,309,235)   25,668,172       112,302
Adjustments to net assets allocated to
  contracts in payment period                              --                --              --            --       (14,198)
Contract terminations:
    Surrender benefits and contract charges          (132,872)         (353,165)     (4,877,956)   (3,520,359)   (5,310,209)
    Death benefits                                    (34,751)          (64,234)       (665,803)     (518,779)     (713,082)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (304,910)          977,343      16,064,752    38,330,578    (5,825,810)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     2,898,472         6,147,601      84,164,178    54,124,641    29,991,567
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $2,099,759       $ 5,834,803    $113,659,904   $92,330,312   $25,886,547
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              1,065,125         2,928,339      46,575,306    39,559,355    25,783,308
Contract purchase payments                              5,146           542,841      21,648,527    12,288,844        85,357
Net transfers(1)                                      (66,144)          166,688      (8,870,935)   17,954,973        77,250
Contract terminations:
    Surrender benefits and contract charges           (51,077)         (172,100)     (2,427,122)   (2,449,202)   (4,419,708)
    Death benefits                                    (12,433)          (32,434)       (336,796)     (359,129)     (580,102)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      940,617         3,433,334      56,588,980    66,994,841    20,946,105
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 330    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------------
                                                        WF ADV        WF ADV       WF ADV       WF ADV        WF ADV
                                                        VT C&B        VT EQ        VT INTL     VT LG CO      VT LG CO
YEAR ENDED DEC. 31, 2007 (CONTINUED)                  LG CAP VAL       INC          CORE         CORE          GRO
 OPERATIONS
Investment income (loss) -- net                      $   (28,337)  $    (8,704)  $  (50,577)  $  (27,812)  $  (848,630)
Net realized gain (loss) on sales of investments         339,988       949,201      232,349       80,244       358,465
Distributions from capital gains                              --     1,493,377      249,576           --            --
Net change in unrealized appreciation or
  depreciation of investments                           (780,607)   (2,094,483)     (50,351)     (20,300)    3,735,449
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       (468,956)      339,391      380,997       32,132     3,245,284
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               184,471       176,101       38,341      122,419       707,967
Net transfers(1)                                       5,115,100      (475,069)     185,319     (152,301)   (1,779,753)
Adjustments to net assets allocated to contracts in
  payment period                                              --            --           --           --            --
Contract terminations:
    Surrender benefits and contract charges           (1,073,931)   (2,732,500)    (754,277)    (270,161)   (5,353,488)
    Death benefits                                       (84,204)     (235,725)     (32,576)     (48,607)     (423,968)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         4,141,436    (3,267,193)    (563,193)    (348,650)   (6,849,242)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        5,656,964    24,590,619    3,508,622    2,015,326    55,371,662
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 9,329,444   $21,662,817   $3,326,426   $1,698,808   $51,767,704
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 4,510,478    17,875,767    3,456,783    2,737,287    70,059,405
Contract purchase payments                               134,512       123,295       19,450      155,244       846,407
Net transfers(1)                                       3,889,736      (333,067)     165,891     (193,496)   (2,247,719)
Contract terminations:
    Surrender benefits and contract charges             (848,724)   (1,938,500)    (682,129)    (349,017)   (6,846,001)
    Death benefits                                       (66,350)     (170,455)     (30,838)     (62,117)     (542,631)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       7,619,652    15,557,040    2,929,157    2,287,901    61,269,461
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    331

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                               -------------------------------------------
                                                                  WF ADV        WF ADV          WF ADV
                                                                 VT MONEY     VT SM CAP    VT TOTAL RETURN
YEAR ENDED DEC. 31, 2007 (CONTINUED)                               MKT           GRO             BOND
 OPERATIONS
Investment income (loss) -- net                                $   364,384   $   (92,209)    $ 2,230,628
Net realized gain (loss) on sales of investments                    (6,856)       67,031        (306,626)
Distributions from capital gains                                        --     1,009,606              --
Net change in unrealized appreciation or depreciation of
  investments                                                      (29,534)     (211,510)      1,407,668
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                       327,994       772,918       3,331,670
----------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                         216,207        41,452      13,174,705
Net transfers(1)                                                 3,938,989      (498,934)      4,444,188
Adjustments to net assets allocated to contracts in payment
  period                                                            (7,698)           --              --
Contract terminations:
    Surrender benefits and contract charges                     (3,694,454)     (765,576)     (3,835,045)
    Death benefits                                                (271,972)      (26,728)     (1,094,650)
----------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     181,072    (1,249,786)     12,689,198
----------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 10,764,510     6,433,827      63,182,805
----------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $11,273,576   $ 5,956,959     $79,203,673
----------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           9,996,132    12,726,924      52,494,958
Contract purchase payments                                         207,228        81,110      10,923,316
Net transfers(1)                                                 3,513,424      (878,948)      3,552,723
Contract terminations:
    Surrender benefits and contract charges                     (3,398,491)   (1,382,723)     (3,121,625)
    Death benefits                                                (251,074)      (49,333)       (844,480)
----------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                10,067,219    10,497,030      63,004,892
----------------------------------------------------------------------------------------------------------




   (1) Includes transfer activity from (to) other subaccounts and transfers from
       (to) RiverSource Life's fixed account.



   (2) For the period May 1, 2007 (commencement of operations) to Dec. 31, 2007.



See accompanying notes to financial statements.



 332    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION


RiverSource Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of RiverSource Life Insurance Company (RiverSource Life) under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Indiana Department of Insurance.



The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.




Evergreen Essential(SM) Variable Annuity (EG Essential)


Evergreen New Solutions Variable Annuity (EG New Solutions)


Evergreen New Solutions Select Variable Annuity (EG New Solutions Select)


Evergreen Pathways(SM) Variable Annuity (EG Pathways)


Evergreen Pathways(SM) Select Variable Annuity (EG Pathways Select)


Evergreen Privilege(SM) Variable Annuity (EG Privilege)


RiverSource(R) AccessChoice Select Variable Annuity (AccessChoice Select)


RiverSource(R) Endeavor Select Variable Annuity (Endeavor Select)


RiverSource(R) FlexChoice Variable Annuity (FlexChoice)


RiverSource(R) FlexChoice Select Variable Annuity (FlexChoice Select)


RiverSource(R) Galaxy Premier Variable Annuity (Galaxy)


RiverSource(R) Innovations Variable Annuity (Innovations)


RiverSource(R) Innovations Select Variable Annuity (Innovations Select)


RiverSource(R) Innovations Classic Variable Annuity (Innovations Classic)


RiverSource(R) Innovations Classic Select Variable Annuity (Innovations Classic Select)


RiverSource(R) New Solutions Variable Annuity (New Solutions)


RiverSource(R) Personal Portfolio Variable Annuity (Personal Portfolio)*


RiverSource(R) Personal Portfolio Plus Variable Annuity (Personal Portfolio
Plus)*


RiverSource(R) Personal Portfolio Plus(2) Variable Annuity (Personal Portfolio Plus(2))*


RiverSource(R) Pinnacle Variable Annuity (Pinnacle)


RiverSource(R) Platinum Variable Annuity (Platinum)*


RiverSource(R) Preferred Variable Annuity (Preferred)*


RiverSource(R) Signature Variable Annuity (Signature)


RiverSource(R) Signature Select Variable Annuity (Signature Select)


RiverSource(R) Signature One Variable Annuity (Signature One)


RiverSource(R) Signature One Select Variable Annuity (Signature One Select)


Wells Fargo Advantage(R) Variable Annuity (Wells Advantage)


Wells Fargo Advantage(R) Select Variable Annuity (Wells Advantage Select)


Wells Fargo Advantage(R) Builder Variable Annuity (Wells Builder)


Wells Fargo Advantage(R) Builder Select Variable Annuity (Wells Builder Select)


Wells Fargo Advantage Choice(SM) Variable Annuity (Wells Choice)


Wells Fargo Advantage Choice(SM) Select Variable Annuity (Wells Choice Select)



   * New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.



The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.



SUBACCOUNT                         FUND
--------------------------------------------------------------------------------------------------------------
AIM VI Basic Val, Ser II           AIM V.I. Basic Value Fund, Series II Shares
AIM VI Cap Appr, Ser I             AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Appr, Ser II            AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser I              AIM V.I. Capital Development Fund, Series I Shares
AIM VI Cap Dev, Ser II             AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I              AIM V.I. Core Equity Fund, Series I Shares
AIM VI Core Eq, Ser II             AIM V.I. Core Equity Fund, Series II Shares
AIM VI Global Hlth Care, Ser II    AIM V.I. Global Health Care Fund, Series II Shares
AIM VI Intl Gro, Ser I             AIM V.I. International Growth Fund, Series I Shares


-----------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    333

SUBACCOUNT                         FUND
--------------------------------------------------------------------------------------------------------------
AIM VI Intl Gro, Ser II            AIM V.I. International Growth Fund, Series II Shares
AIM VI Mid Cap Core Eq, Ser II     AIM V.I. Mid Cap Core Equity Fund, Series II Shares
AB VPS Bal Wealth Strategy, Cl B   AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)(1)
AB VPS Global Tech, Cl B           AllianceBernstein VPS Global Technology Portfolio (Class B)
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Inter Bond, Cl B            AllianceBernstein VPS Intermediate Bond Portfolio (Class B)
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B            AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Inc & Gro, Cl I              American Century VP Income & Growth, Class I
AC VP Inflation Prot, Cl II        American Century VP Inflation Protection, Class II
AC VP Intl, Cl II                  American Century VP International, Class II
AC VP Mid Cap Val, Cl II           American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II                 American Century VP Ultra(R), Class II
AC VP Val, Cl I                    American Century VP Value, Class I
AC VP Val, Cl II                   American Century VP Value, Class II
Col Asset Alloc, VS Cl A           Columbia Asset Allocation Fund, Variable Series, Class A
Col Federal Sec, VS Cl A           Columbia Federal Securities Fund, Variable Series, Class A
Col Hi Yield, VS Cl A              Columbia High Yield Fund, Variable Series, Class A
Col Hi Yield, VS Cl B              Columbia High Yield Fund, Variable Series, Class B
Col Lg Cap Gro, VS Cl A            Columbia Large Cap Growth Fund, Variable Series, Class A
Col Marsico Gro, VS Cl A           Columbia Marsico Growth Fund, Variable Series, Class A
Col Marsico Intl Opp, VS Cl B      Columbia Marsico International Opportunities Fund, Variable Series, Class B
Col Sm Cap Val, VS Cl B            Columbia Small Cap Value Fund, Variable Series, Class B
Col Sm Co Gro, VS Cl A             Columbia Small Company Growth Fund, Variable Series, Class A
CS Commodity Return                Credit Suisse Trust - Commodity Return Strategy Portfolio
CS U.S. Eq Flex III                Credit Suisse Trust - U.S. Equity Flex III Portfolio
                                     (previously Credit Suisse Trust - Mid-Cap Core Portfolio)
Drey IP MidCap Stock, Serv         Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares
Drey IP Tech Gro, Serv             Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares
Drey Soc Resp Gro, Init            The Dreyfus Socially Responsible Growth Fund, Inc., Initial Shares
Drey VIF Appr, Serv                Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares
Drey VIF Intl Eq, Serv             Dreyfus Variable Investment Fund International Equity Portfolio, Service
                                     Shares
Drey VIF Intl Val, Serv            Dreyfus Variable Investment Fund International Value Portfolio, Service
                                     Shares
EV VT Floating-Rate Inc            Eaton Vance VT Floating-Rate Income Fund
EG VA Core Bond, Cl 2              Evergreen VA Core Bond Fund - Class 2
EG VA Div Cap Builder, Cl 2        Evergreen VA Diversified Capital Builder Fund - Class 2
EG VA Div Inc Builder, Cl 1        Evergreen VA Diversified Income Builder Fund - Class 1
EG VA Div Inc Builder, Cl 2        Evergreen VA Diversified Income Builder Fund - Class 2
EG VA Fundamental Lg Cap, Cl 1     Evergreen VA Fundamental Large Cap Fund - Class 1
EG VA Fundamental Lg Cap, Cl 2     Evergreen VA Fundamental Large Cap Fund - Class 2
EG VA Gro, Cl 2                    Evergreen VA Growth Fund - Class 2
EG VA Hi Inc, Cl 2                 Evergreen VA High Income Fund - Class 2
EG VA Intl Eq, Cl 1                Evergreen VA International Equity Fund - Class 1
EG VA Intl Eq, Cl 2                Evergreen VA International Equity Fund - Class 2
EG VA Omega, Cl 1                  Evergreen VA Omega Fund - Class 1
EG VA Omega, Cl 2                  Evergreen VA Omega Fund - Class 2
EG VA Special Val, Cl 1            Evergreen VA Special Values Fund - Class 1
EG VA Special Val, Cl 2            Evergreen VA Special Values Fund - Class 2
Fid VIP Bal, Serv Cl               Fidelity(R) VIP Balanced Portfolio Service Class
Fid VIP Bal, Serv Cl 2             Fidelity(R) VIP Balanced Portfolio Service Class 2
Fid VIP Contrafund, Serv Cl        Fidelity(R) VIP Contrafund(R) Portfolio Service Class
Fid VIP Contrafund, Serv Cl 2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Dyn Appr, Serv Cl 2        Fidelity(R) VIP Dynamic Capital Appreciation Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2       Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Gro, Serv Cl               Fidelity(R) VIP Growth Portfolio Service Class
Fid VIP Gro, Serv Cl 2             Fidelity(R) VIP Growth Portfolio Service Class 2
Fid VIP Hi Inc, Serv Cl            Fidelity(R) VIP High Income Portfolio Service Class
Fid VIP Hi Inc, Serv Cl 2          Fidelity(R) VIP High Income Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2       Fidelity(R) VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl   FTVIPT Franklin Global Real Estate Securities Fund - Class 2
  2


-----------------------------------------------------------------------------



 334    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                         FUND
--------------------------------------------------------------------------------------------------------------
FTVIPT Frank Inc Sec, Cl 2         FTVIPT Franklin Income Securities Fund - Class 2
FTVIPT Frank Rising Divd, Cl 2     FTVIPT Franklin Rising Dividends Securities Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Frank Sm Mid Cap Gro, Cl 2  FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp Dev Mkts Sec, Cl 2     FTVIPT Templeton Developing Markets Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2
FTVIPT Temp Global Bond, Cl 2      FTVIPT Templeton Global Bond Securities Fund - Class 2
                                     (previously FTVIPT Templeton Global Income Securities Fund - Class 2)
FTVIPT Temp Gro Sec, Cl 2          FTVIPT Templeton Growth Securities Fund - Class 2
GS VIT Cap Gro, Inst               Goldman Sachs VIT Capital Growth Fund - Institutional Shares
GS VIT Mid Cap Val, Inst           Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Strategic Intl Eq, Inst     Goldman Sachs VIT Strategic International Equity Fund - Institutional
                                     Shares
GS VIT Structd U.S. Eq, Inst       Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares
Janus Aspen Bal, Inst              Janus Aspen Series Balanced Portfolio: Institutional Shares
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Overseas, Serv         Janus Aspen Series Overseas Portfolio: Service Shares
                                     (previously Janus Aspen Series International Growth Portfolio: Service
                                     Shares)
Janus Aspen Janus, Serv            Janus Aspen Series Janus Portfolio: Service Shares
                                     (previously Janus Aspen Series Large Cap Growth Portfolio: Service
                                     Shares)
Janus Aspen Enterprise, Serv       Janus Aspen Series Enterprise Portfolio: Service Shares
                                     (previously Janus Aspen Series Mid Cap Growth Portfolio: Service Shares)
Janus Aspen World, Inst            Janus Aspen Series Worldwide Portfolio: Institutional Shares
                                     (previously Janus Aspen Series Worldwide Growth Portfolio: Institutional
                                     Shares)
JPM U.S. Lg Cap Core Eq            JPMorgan U.S. Large Cap Core Equity Portfolio(2)
Lazard Retire Intl Eq, Serv        Lazard Retirement International Equity Portfolio - Service Shares
Lazard Retire U.S. Strategic,      Lazard Retirement U.S. Strategic Equity Portfolio - Service Shares
  Serv
LM Ptnrs Var Sm Cap Gro, Cl I      Legg Mason Partners Variable Small Cap Growth Portfolio, Class I
LVIP Baron Gro Opp, Serv Cl        LVIP Baron Growth Opportunities Fund - Service Class(3)
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class
MFS Inv Trust, Init Cl             MFS(R) Investors Trust Series - Initial Class
MFS Inv Trust, Serv Cl             MFS(R) Investors Trust Series - Service Class
MFS New Dis, Init Cl               MFS(R) New Discovery Series - Initial Class
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class
MFS Research, Init Cl              MFS(R) Research Series - Initial Class
MFS Total Return, Init Cl          MFS(R) Total Return Series - Initial Class
MFS Total Return, Serv Cl          MFS(R) Total Return Series - Service Class
MFS Utilities, Init Cl             MFS(R) Utilities Series - Initial Class
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class
NACM Sm Cap                        NACM Small Cap Portfolio
                                     (previously OpCap Small Cap Portfolio)
OpCap Eq                           OpCap Equity Portfolio(4)
OpCap Managed                      OpCap Managed Portfolio
Oppen Cap Appr VA                  Oppenheimer Capital Appreciation Fund/VA
Oppen Cap Appr VA, Serv            Oppenheimer Capital Appreciation Fund/VA, Service Shares
Oppen Global Sec VA                Oppenheimer Global Securities Fund/VA
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Hi Inc VA                    Oppenheimer High Income Fund/VA
Oppen Hi Inc VA, Serv              Oppenheimer High Income Fund/VA, Service Shares
Oppen Main St VA                   Oppenheimer Main Street Fund/VA
Oppen Main St Sm Cap VA, Serv      Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA            Oppenheimer Strategic Bond Fund/VA
Oppen Strategic Bond VA, Serv      Oppenheimer Strategic Bond Fund/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl    PIMCO VIT All Asset Portfolio, Advisor Share Class
Put VT Div Inc, Cl IA              Putnam VT Diversified Income Fund - Class IA Shares
Put VT Div Inc, Cl IB              Putnam VT Diversified Income Fund - Class IB Shares
Put VT Global Eq, Cl IA            Putnam VT Global Equity Fund - Class IA Shares
Put VT Gro & Inc, Cl IA            Putnam VT Growth and Income Fund - Class IA Shares
Put VT Gro & Inc, Cl IB            Putnam VT Growth and Income Fund - Class IB Shares
Put VT Global Hlth Care, Cl IB     Putnam VT Global Health Care Fund - Class IB Shares
                                     (previously Putnam VT Health Sciences Fund - Class IB Shares)
Put VT Hi Yield, Cl IA             Putnam VT High Yield Fund - Class IA Shares
Put VT Hi Yield, Cl IB             Putnam VT High Yield Fund - Class IB Shares
Put VT Inc, Cl IB                  Putnam VT Income Fund - Class IB Shares
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares
Put VT Intl Gro & Inc, Cl IB       Putnam VT International Growth and Income Fund - Class IB Shares


-----------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    335

SUBACCOUNT                         FUND
--------------------------------------------------------------------------------------------------------------
Put VT Intl New Opp, Cl IB         Putnam VT International New Opportunities Fund - Class IB Shares
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares
Put VT Research, Cl IB             Putnam VT Research Fund - Class IB Shares
Put VT Sm Cap Val, Cl IB           Putnam VT Small Cap Value Fund - Class IB Shares
Put VT Vista, Cl IB                Putnam VT Vista Fund - Class IB Shares
Put VT Voyager, Cl IA              Putnam VT Voyager Fund - Class IA Shares
Put VT Voyager, Cl IB              Putnam VT Voyager Fund - Class IB Shares
RW VT Lg Cap Core Eq               RidgeWorth Variable Trust Large Cap Core Equity Fund(5)
RW VT Lg Cap Gro Stock             RidgeWorth Variable Trust Large Cap Growth Stock Fund(6)
RW VT Lg Cap Val Eq                RidgeWorth Variable Trust Large Cap Value Equity Fund(7)
RW VT Mid-Cap Core Eq              RidgeWorth Variable Trust Mid-Cap Core Equity Fund(8)
RW VT Sm Cap Val Eq                RidgeWorth Variable Trust Small Cap Value Equity Fund(9)
Royce Micro-Cap, Invest Cl         Royce Capital Fund - Micro-Cap Portfolio, Investment Class
Royce Sm-Cap, Invest Cl            Royce Capital Fund - Small-Cap Portfolio, Investment Class
RVS Ptnrs VP Fundamental Val       RVST RiverSource Partners Variable Portfolio - Fundamental Value Fund
RVS Ptnrs VP Select Val            RVST RiverSource Partners Variable Portfolio - Select Value Fund
RVS Ptnrs VP Sm Cap Val            RVST RiverSource Partners Variable Portfolio - Small Cap Value Fund
RVS VP Bal                         RVST RiverSource Variable Portfolio - Balanced Fund
RVS VP Cash Mgmt                   RVST RiverSource Variable Portfolio - Cash Management Fund
RVS VP Div Bond                    RVST RiverSource Variable Portfolio - Diversified Bond Fund
RVS VP Div Eq Inc                  RVST RiverSource Variable Portfolio - Diversified Equity Income Fund
RVS VP Global Inflation Prot Sec   RVST RiverSource Variable Portfolio - Global Inflation Protected Securities
                                     Fund
Sel VP Gro                         RVST Seligman Variable Portfolio - Growth Fund
                                     (previously RVST RiverSource Variable Portfolio - Growth Fund)
RVS VP Hi Yield Bond               RVST RiverSource Variable Portfolio - High Yield Bond Fund
RVS VP Inc Opp                     RVST RiverSource Variable Portfolio - Income Opportunities Fund
RVS VP Dyn Eq                      RVST RiverSource Variable Portfolio - Dynamic Equity Fund
                                     (previously RVST RiverSource Variable Portfolio - Large Cap Equity Fund)
Sel VP Lg Cap Val                  RVST Seligman Variable Portfolio - Larger-Cap Value Fund
                                     (previously RVST RiverSource Variable Portfolio - Large Cap Value Fund)
RVS VP Mid Cap Gro                 RVST RiverSource Variable Portfolio - Mid Cap Growth Fund
RVS VP Mid Cap Val                 RVST RiverSource Variable Portfolio - Mid Cap Value Fund
RVS VP S&P 500                     RVST RiverSource Variable Portfolio - S&P 500 Index Fund
RVS VP Short Duration              RVST RiverSource Variable Portfolio - Short Duration U.S. Government Fund
Sel VP Sm Cap Val                  RVST Seligman Variable Portfolio - Smaller-Cap Value Fund
                                     (previously RVST RiverSource Variable Portfolio - Small Cap Advantage
                                     Fund)
THDL VP Emer Mkts                  RVST Threadneedle Variable Portfolio - Emerging Markets Fund
THDL VP Intl Opp                   RVST Threadneedle Variable Portfolio - International Opportunity Fund
Third Ave Val                      Third Avenue Value Portfolio
VanK LIT Comstock, Cl II           Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares
VanK LIT Gro & Inc, Cl II          Van Kampen Life Investment Trust Growth and Income Portfolio, Class II
                                     Shares
VanK UIF Global Real Est, Cl II    Van Kampen UIF Global Real Estate Portfolio, Class II Shares
VanK UIF Mid Cap Gro, Cl II        Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares
VanK UIF U.S. Real Est, Cl I       Van Kampen UIF U.S. Real Estate Portfolio, Class I Shares
VanK UIF U.S. Real Est, Cl II      Van Kampen UIF U.S. Real Estate Portfolio, Class II Shares
Wanger Intl                        Wanger International
Wanger USA                         Wanger USA
WF Adv VT Asset Alloc              Wells Fargo Advantage VT Asset Allocation Fund
WF Adv VT C&B Lg Cap Val           Wells Fargo Advantage VT C&B Large Cap Value Fund
WF Adv VT Eq Inc                   Wells Fargo Advantage VT Equity Income Fund
WF Adv VT Intl Core                Wells Fargo Advantage VT International Core Fund
WF Adv VT Lg Co Core               Wells Fargo Advantage VT Large Company Core Fund
WF Adv VT Lg Co Gro                Wells Fargo Advantage VT Large Company Growth Fund
WF Adv VT Money Mkt                Wells Fargo Advantage VT Money Market Fund
WF Adv VT Sm Cap Gro               Wells Fargo Advantage VT Small Cap Growth Fund
WF Adv VT Total Return Bond        Wells Fargo Advantage VT Total Return Bond Fund
--------------------------------------------------------------------------------------------------------------






(1) AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.


(2) JPMorgan U.S. Large Cap Core Equity Portfolio merged into JPMorgan Insurance Trust Diversified Equity Portfolio on April 24, 2009. In addition, JPMorgan Insurance Trust Diversified Equity Portfolio changed its name to JPMorgan Insurance Trust U.S. Equity Portfolio - Class 1 Shares.



(3) Baron Capital Asset Fund, Insurance Shares reorganized into LVIP Baron Growth Opportunities Fund - Service Class on June 4, 2007.



(4)   OpCap Equity Portfolio liquidated on April 24, 2009.



(5) RidgeWorth Variable Trust Large Cap Core Equity Fund liquidated on April 24, 2009.



(6) RidgeWorth Variable Trust Large Cap Growth Stock Fund liquidated on April 24, 2009.



(7) RidgeWorth Variable Trust Large Cap Value Equity Fund liquidated on April 24, 2009.





 336    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

(8) RidgeWorth Variable Trust Mid-Cap Core Equity Fund liquidated on April 24, 2009.



(9) RidgeWorth Variable Trust Small Cap Value Equity Fund liquidated on April 24, 2009.



The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.



RiverSource Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


INVESTMENTS IN THE FUNDS


Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.



Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.



In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 was adopted by the Funds effective Jan. 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Where applicable, SFAS 157 codifies fair value related guidance within U.S. generally accepted accounting principles.



Under SFAS 157, the Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:



     Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.



     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.



     Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.



The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds.



VARIABLE PAYOUT


Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.



FEDERAL INCOME TAXES


RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.



USE OF ESTIMATES


The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.






                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    337

3. VARIABLE ACCOUNT EXPENSES


RiverSource Life deducts a daily mortality and expense risk fee and a daily administrative charge equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.



PRODUCT                        MORTALITY AND EXPENSE RISK FEE                       ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------
EG Essential                   0.85% to 1.70%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
EG New Solutions               0.85% to 1.70%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
EG New Solutions Select        1.00% to 1.75%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
EG Pathways                    1.25% to 1.65%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
EG Pathways Select             1.55% to 2.05%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
EG Privilege                   1.25% to 1.65%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
AccessChoice Select            1.55% to 2.05%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Endeavor Select                0.90% to 1.75%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
FlexChoice                     1.25% to 1.65%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
FlexChoice Select              1.55% to 2.05%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Galaxy                         1.00% to 1.10%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Innovations                    0.85% to 1.70%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Innovations Select             0.90% to 1.75%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Innovations Classic            0.85% to 1.70%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Innovations Classic Select     0.90% to 1.75%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
New Solutions                  0.85% to 1.20%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Personal Portfolio             1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Personal Portfolio Plus        1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Personal Portfolio Plus(2)     1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Pinnacle                       1.00% to 1.10%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Platinum                       1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Preferred                      1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Signature                      1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Signature Select               1.30% to 1.70%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Signature One                  1.35% to 1.45%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Signature One Select           1.60% to 2.00%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Wells Advantage                1.05% to 1.50%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Wells Advantage Select         0.90% to 1.75%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Wells Builder                  1.10% to 1.55%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Wells Builder Select           1.25% to 1.90%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------




 338    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

PRODUCT                        MORTALITY AND EXPENSE RISK FEE                       ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------
Wells Choice                   1.25% to 1.65%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Wells Choice Select            1.55% to 2.05%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------




4. CONTRACT CHARGES


RiverSource Life deducts a contract administrative charge of $30 to $40 per year on the contract anniversary depending upon the product selected. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.



Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.



5. WITHDRAWAL CHARGES


RiverSource Life may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Such charges are not treated as a separate expense of the subaccounts as they are ultimately deducted from contract withdrawal benefits paid by RiverSource Life. Charges by RiverSource Life for withdrawals are not identified on an individual subaccount basis.



6. RELATED PARTY TRANSACTIONS


Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life, in its capacity as investment manager for the RiverSource Variable Series Trust (RVST) funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets on a tiered schedule that ranges from 1.100% to 0.120%.



For certain RVST funds, the management fee may be adjusted upward or downward by a performance incentive adjustment (PIA). The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. For RVST funds with PIA, the maximum adjustment is 0.08% or 0.12%.



The Funds have a Transfer Agency and Servicing Agreement with RiverSource Service Corporation. The fee under this agreement is uniform for all RVST funds at an annual rate of 0.06% of each Fund's average daily net assets.



The Funds have an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.



RVST funds have an Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee on a tiered schedule that ranges from 0.080% to 0.030% of each Fund's average daily net assets for administration and accounting services.



For the period from Jan. 1, 2008 to Dec. 12, 2008, the RVST funds paid custodian fees to Ameriprise Trust Company, an affiliate of RiverSource Life. Subsequent to Dec. 12, 2008, assets were transferred to an unaffiliated custodian.



In addition to the fees and expenses which each RVST fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.



7. INVESTMENT TRANSACTIONS


The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2008 were as follows:



SUBACCOUNT                       FUND                                                           PURCHASES
------------------------------------------------------------------------------------------------------------
AIM VI Basic Val, Ser II         AIM V.I. Basic Value Fund, Series II Shares                    $ 10,999,930
AIM VI Cap Appr, Ser I           AIM V.I. Capital Appreciation Fund, Series I Shares                 203,273
AIM VI Cap Appr, Ser II          AIM V.I. Capital Appreciation Fund, Series II Shares              2,591,335
AIM VI Cap Dev, Ser I            AIM V.I. Capital Development Fund, Series I Shares                  120,752
AIM VI Cap Dev, Ser II           AIM V.I. Capital Development Fund, Series II Shares                 512,110
AIM VI Core Eq, Ser I            AIM V.I. Core Equity Fund, Series I Shares                        1,165,510




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    339

SUBACCOUNT                       FUND                                                           PURCHASES
------------------------------------------------------------------------------------------------------------
AIM VI Core Eq, Ser II           AIM V.I. Core Equity Fund, Series II Shares                    $    149,155
AIM VI Global Hlth Care, Ser II  AIM V.I. Global Health Care Fund, Series II Shares                  218,588
AIM VI Intl Gro, Ser I           AIM V.I. International Growth Fund, Series I Shares                  48,785
AIM VI Intl Gro, Ser II          AIM V.I. International Growth Fund, Series II Shares             40,437,702
AIM VI Mid Cap Core Eq, Ser II   AIM V.I. Mid Cap Core Equity Fund, Series II Shares                 774,322
AB VPS Bal Wealth Strategy, Cl   AllianceBernstein VPS Balanced Wealth Strategy Portfolio
  B                              (Class B)                                                         1,896,996
AB VPS Global Tech, Cl B         AllianceBernstein VPS Global Technology Portfolio (Class B)         891,805
AB VPS Gro & Inc, Cl B           AllianceBernstein VPS Growth and Income Portfolio (Class B)       6,270,686
AB VPS Inter Bond, Cl B          AllianceBernstein VPS Intermediate Bond Portfolio (Class B)       1,554,756
                                 AllianceBernstein VPS International Value Portfolio (Class
AB VPS Intl Val, Cl B            B)                                                               88,167,172
AB VPS Lg Cap Gro, Cl B          AllianceBernstein VPS Large Cap Growth Portfolio (Class B)          488,043
AC VP Inc & Gro, Cl I            American Century VP Income & Growth, Class I                        133,499
AC VP Inflation Prot, Cl II      American Century VP Inflation Protection, Class II                5,697,501
AC VP Intl, Cl II                American Century VP International, Class II                          28,077
AC VP Mid Cap Val, Cl II         American Century VP Mid Cap Value, Class II                          38,774
AC VP Ultra, Cl II               American Century VP Ultra(R), Class II                            9,538,957
AC VP Val, Cl I                  American Century VP Value, Class I                                  150,728
AC VP Val, Cl II                 American Century VP Value, Class II                                 159,405
Col Asset Alloc, VS Cl A         Columbia Asset Allocation Fund, Variable Series, Class A            219,344
Col Federal Sec, VS Cl A         Columbia Federal Securities Fund, Variable Series, Class A          579,604
Col Hi Yield, VS Cl A            Columbia High Yield Fund, Variable Series, Class A                  106,772
Col Hi Yield, VS Cl B            Columbia High Yield Fund, Variable Series, Class B                4,470,654
Col Lg Cap Gro, VS Cl A          Columbia Large Cap Growth Fund, Variable Series, Class A             57,825
Col Marsico Gro, VS Cl A         Columbia Marsico Growth Fund, Variable Series, Class A           83,004,898
                                 Columbia Marsico International Opportunities Fund, Variable
Col Marsico Intl Opp, VS Cl B    Series, Class B                                                     220,057
Col Sm Cap Val, VS Cl B          Columbia Small Cap Value Fund, Variable Series, Class B          60,446,268
Col Sm Co Gro, VS Cl A           Columbia Small Company Growth Fund, Variable Series, Class A         25,309
CS Commodity Return              Credit Suisse Trust - Commodity Return Strategy Portfolio           391,549
CS U.S. Eq Flex III              Credit Suisse Trust - U.S. Equity Flex III Portfolio                101,099
                                 Dreyfus Investment Portfolios MidCap Stock Portfolio,
Drey IP MidCap Stock, Serv       Service Shares                                                       26,367
                                 Dreyfus Investment Portfolios Technology Growth Portfolio,
Drey IP Tech Gro, Serv           Service Shares                                                    1,709,809
                                 The Dreyfus Socially Responsible Growth Fund, Inc., Initial
Drey Soc Resp Gro, Init          Shares                                                               42,653
                                 Dreyfus Variable Investment Fund Appreciation Portfolio,
Drey VIF Appr, Serv              Service Shares                                                       88,784
                                 Dreyfus Variable Investment Fund International Equity
Drey VIF Intl Eq, Serv           Portfolio, Service Shares                                            49,025
                                 Dreyfus Variable Investment Fund International Value
Drey VIF Intl Val, Serv          Portfolio, Service Shares                                           106,300
EV VT Floating-Rate Inc          Eaton Vance VT Floating-Rate Income Fund                         31,901,136
EG VA Core Bond, Cl 2            Evergreen VA Core Bond Fund - Class 2                             1,983,360
EG VA Div Cap Builder, Cl 2      Evergreen VA Diversified Capital Builder Fund - Class 2             133,949
EG VA Div Inc Builder, Cl 1      Evergreen VA Diversified Income Builder Fund - Class 1            1,417,078
EG VA Div Inc Builder, Cl 2      Evergreen VA Diversified Income Builder Fund - Class 2            3,613,293
EG VA Fundamental Lg Cap, Cl 1   Evergreen VA Fundamental Large Cap Fund - Class 1                   107,776
EG VA Fundamental Lg Cap, Cl 2   Evergreen VA Fundamental Large Cap Fund - Class 2                 1,958,738
EG VA Gro, Cl 2                  Evergreen VA Growth Fund - Class 2                                  997,206
EG VA Hi Inc, Cl 2               Evergreen VA High Income Fund - Class 2                           2,679,563
EG VA Intl Eq, Cl 1              Evergreen VA International Equity Fund - Class 1                    304,662
EG VA Intl Eq, Cl 2              Evergreen VA International Equity Fund - Class 2                  3,075,907
EG VA Omega, Cl 1                Evergreen VA Omega Fund - Class 1                                   112,454
EG VA Omega, Cl 2                Evergreen VA Omega Fund - Class 2                                   814,226
EG VA Special Val, Cl 1          Evergreen VA Special Values Fund - Class 1                          171,583
EG VA Special Val, Cl 2          Evergreen VA Special Values Fund - Class 2                          715,315
Fid VIP Bal, Serv Cl             Fidelity(R) VIP Balanced Portfolio Service Class                     66,226
Fid VIP Bal, Serv Cl 2           Fidelity(R) VIP Balanced Portfolio Service Class 2                  110,861
Fid VIP Contrafund, Serv Cl      Fidelity(R) VIP Contrafund(R) Portfolio Service Class             1,385,109
Fid VIP Contrafund, Serv Cl 2    Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2          90,061,477
                                 Fidelity(R) VIP Dynamic Capital Appreciation Portfolio
Fid VIP Dyn Appr, Serv Cl 2      Service Class 2                                                      80,049
Fid VIP Gro & Inc, Serv Cl       Fidelity(R) VIP Growth & Income Portfolio Service Class             771,511
Fid VIP Gro & Inc, Serv Cl 2     Fidelity(R) VIP Growth & Income Portfolio Service Class 2           101,854
Fid VIP Gro, Serv Cl             Fidelity(R) VIP Growth Portfolio Service Class                        8,676
Fid VIP Gro, Serv Cl 2           Fidelity(R) VIP Growth Portfolio Service Class 2                    465,529
Fid VIP Hi Inc, Serv Cl          Fidelity(R) VIP High Income Portfolio Service Class                 560,017
Fid VIP Hi Inc, Serv Cl 2        Fidelity(R) VIP High Income Portfolio Service Class 2               273,113
                                 Fidelity(R) VIP Investment Grade Bond Portfolio Service
Fid VIP Invest Gr, Serv Cl 2     Class 2                                                          46,751,736
Fid VIP Mid Cap, Serv Cl         Fidelity(R) VIP Mid Cap Portfolio Service Class                   5,193,657
Fid VIP Mid Cap, Serv Cl 2       Fidelity(R) VIP Mid Cap Portfolio Service Class 2                76,938,768
Fid VIP Overseas, Serv Cl        Fidelity(R) VIP Overseas Portfolio Service Class                    468,344
Fid VIP Overseas, Serv Cl 2      Fidelity(R) VIP Overseas Portfolio Service Class 2               10,303,768




 340    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                       FUND                                                           PURCHASES
------------------------------------------------------------------------------------------------------------
FTVIPT Frank Global Real Est,
  Cl 2                           FTVIPT Franklin Global Real Estate Securities Fund - Class 2   $  5,251,766
FTVIPT Frank Inc Sec, Cl 2       FTVIPT Franklin Income Securities Fund - Class 2                  4,173,003
FTVIPT Frank Rising Divd, Cl 2   FTVIPT Franklin Rising Dividends Securities Fund - Class 2          236,255
FTVIPT Frank Sm Cap Val, Cl 2    FTVIPT Franklin Small Cap Value Securities Fund - Class 2         1,703,457
FTVIPT Frank Sm Mid Cap Gro, Cl  FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class
  2                              2                                                                 2,970,825
FTVIPT Mutual Shares Sec, Cl 2   FTVIPT Mutual Shares Securities Fund - Class 2                   10,234,136
                                 FTVIPT Templeton Developing Markets Securities Fund - Class
FTVIPT Temp Dev Mkts Sec, Cl 2   2                                                                   666,647
FTVIPT Temp For Sec, Cl 2        FTVIPT Templeton Foreign Securities Fund - Class 2                4,827,561
FTVIPT Temp Global Bond, Cl 2    FTVIPT Templeton Global Bond Securities Fund - Class 2           39,924,471
FTVIPT Temp Gro Sec, Cl 2        FTVIPT Templeton Growth Securities Fund - Class 2                   858,988
GS VIT Cap Gro, Inst             Goldman Sachs VIT Capital Growth Fund - Institutional Shares         15,534
GS VIT Mid Cap Val, Inst         Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares      28,638,005
                                 Goldman Sachs VIT Strategic International Equity
GS VIT Strategic Intl Eq, Inst   Fund - Institutional Shares                                          69,421
                                 Goldman Sachs VIT Structured U.S. Equity
GS VIT Structd U.S. Eq, Inst     Fund - Institutional Shares                                         516,382
Janus Aspen Bal, Inst            Janus Aspen Series Balanced Portfolio: Institutional Shares         425,114
                                 Janus Aspen Series Global Technology Portfolio: Service
Janus Aspen Global Tech, Serv    Shares                                                               21,348
Janus Aspen Overseas, Serv       Janus Aspen Series Overseas Portfolio: Service Shares             1,314,346
Janus Aspen Janus, Serv          Janus Aspen Series Janus Portfolio: Service Shares               68,063,161
Janus Aspen Enterprise, Serv     Janus Aspen Series Enterprise Portfolio: Service Shares             236,313
Janus Aspen World, Inst          Janus Aspen Series Worldwide Portfolio: Institutional Shares         23,186
JPM U.S. Lg Cap Core Eq          JPMorgan U.S. Large Cap Core Equity Portfolio                        23,695
                                 Lazard Retirement International Equity Portfolio - Service
Lazard Retire Intl Eq, Serv      Shares                                                                8,734
Lazard Retire U.S. Strategic,    Lazard Retirement U.S. Strategic Equity Portfolio - Service
  Serv                           Shares                                                               19,426
                                 Legg Mason Partners Variable Small Cap Growth Portfolio,
LM Ptnrs Var Sm Cap Gro, Cl I    Class I                                                              65,168
LVIP Baron Gro Opp, Serv Cl      LVIP Baron Growth Opportunities Fund - Service Class                479,115
MFS Inv Gro Stock, Serv Cl       MFS(R) Investors Growth Stock Series - Service Class                601,159
MFS Inv Trust, Init Cl           MFS(R) Investors Trust Series - Initial Class                       821,983
MFS Inv Trust, Serv Cl           MFS(R) Investors Trust Series - Service Class                       139,132
MFS New Dis, Init Cl             MFS(R) New Discovery Series - Initial Class                         323,276
MFS New Dis, Serv Cl             MFS(R) New Discovery Series - Service Class                       1,139,517
MFS Research, Init Cl            MFS(R) Research Series - Initial Class                              270,545
MFS Total Return, Init Cl        MFS(R) Total Return Series - Initial Class                          172,218
MFS Total Return, Serv Cl        MFS(R) Total Return Series - Service Class                        8,676,423
MFS Utilities, Init Cl           MFS(R) Utilities Series - Initial Class                           2,976,901
MFS Utilities, Serv Cl           MFS(R) Utilities Series - Service Class                           2,179,517
NACM Sm Cap                      NACM Small Cap Portfolio                                            313,205
OpCap Eq                         OpCap Equity Portfolio                                              138,869
OpCap Managed                    OpCap Managed Portfolio                                             265,687
Oppen Cap Appr VA                Oppenheimer Capital Appreciation Fund/VA                              3,897
Oppen Cap Appr VA, Serv          Oppenheimer Capital Appreciation Fund/VA, Service Shares          6,154,549
Oppen Global Sec VA              Oppenheimer Global Securities Fund/VA                                14,069
Oppen Global Sec VA, Serv        Oppenheimer Global Securities Fund/VA, Service Shares             3,130,653
Oppen Hi Inc VA                  Oppenheimer High Income Fund/VA                                     105,286
Oppen Hi Inc VA, Serv            Oppenheimer High Income Fund/VA, Service Shares                     846,496
Oppen Main St VA                 Oppenheimer Main Street Fund/VA                                      19,616
Oppen Main St Sm Cap VA, Serv    Oppenheimer Main Street Small Cap Fund/VA, Service Shares           922,887
Oppen Strategic Bond VA          Oppenheimer Strategic Bond Fund/VA                                   15,856
Oppen Strategic Bond VA, Serv    Oppenheimer Strategic Bond Fund/VA, Service Shares               67,852,368
PIMCO VIT All Asset, Advisor Cl  PIMCO VIT All Asset Portfolio, Advisor Share Class               58,925,707
Put VT Div Inc, Cl IA            Putnam VT Diversified Income Fund - Class IA Shares                 113,461
Put VT Div Inc, Cl IB            Putnam VT Diversified Income Fund - Class IB Shares                 116,117
Put VT Global Eq, Cl IA          Putnam VT Global Equity Fund - Class IA Shares                       24,518
Put VT Gro & Inc, Cl IA          Putnam VT Growth and Income Fund - Class IA Shares                  786,476
Put VT Gro & Inc, Cl IB          Putnam VT Growth and Income Fund - Class IB Shares                1,923,844
Put VT Global Hlth Care, Cl IB   Putnam VT Global Health Care Fund - Class IB Shares                 306,589
Put VT Hi Yield, Cl IA           Putnam VT High Yield Fund - Class IA Shares                          81,993
Put VT Hi Yield, Cl IB           Putnam VT High Yield Fund - Class IB Shares                          73,073
Put VT Inc, Cl IB                Putnam VT Income Fund - Class IB Shares                              36,938
Put VT Intl Eq, Cl IB            Putnam VT International Equity Fund - Class IB Shares             6,176,161
                                 Putnam VT International Growth and Income Fund - Class IB
Put VT Intl Gro & Inc, Cl IB     Shares                                                                1,263
                                 Putnam VT International New Opportunities Fund - Class IB
Put VT Intl New Opp, Cl IB       Shares                                                               69,012
Put VT New Opp, Cl IA            Putnam VT New Opportunities Fund - Class IA Shares                   10,180
Put VT Research, Cl IB           Putnam VT Research Fund - Class IB Shares                            18,058
Put VT Sm Cap Val, Cl IB         Putnam VT Small Cap Value Fund - Class IB Shares                    454,208
Put VT Vista, Cl IB              Putnam VT Vista Fund - Class IB Shares                              148,515
Put VT Voyager, Cl IA            Putnam VT Voyager Fund - Class IA Shares                              1,420




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    341

SUBACCOUNT                       FUND                                                           PURCHASES
------------------------------------------------------------------------------------------------------------
Put VT Voyager, Cl IB            Putnam VT Voyager Fund - Class IB Shares                       $      5,994
RW VT Lg Cap Core Eq             RidgeWorth Variable Trust Large Cap Core Equity Fund              1,374,653
RW VT Lg Cap Gro Stock           RidgeWorth Variable Trust Large Cap Growth Stock Fund             1,004,088
RW VT Lg Cap Val Eq              RidgeWorth Variable Trust Large Cap Value Equity Fund                82,740
RW VT Mid-Cap Core Eq            RidgeWorth Variable Trust Mid-Cap Core Equity Fund                   51,335
RW VT Sm Cap Val Eq              RidgeWorth Variable Trust Small Cap Value Equity Fund             3,708,818
Royce Micro-Cap, Invest Cl       Royce Capital Fund - Micro-Cap Portfolio, Investment Class          441,070
Royce Sm-Cap, Invest Cl          Royce Capital Fund - Small-Cap Portfolio, Investment Class          494,403
                                 RVST RiverSource Partners Variable Portfolio - Fundamental
RVS Ptnrs VP Fundamental Val     Value Fund                                                       59,562,857
                                 RVST RiverSource Partners Variable Portfolio - Select Value
RVS Ptnrs VP Select Val          Fund                                                                 30,643
                                 RVST RiverSource Partners Variable Portfolio - Small Cap
RVS Ptnrs VP Sm Cap Val          Value Fund                                                        9,124,453
RVS VP Bal                       RVST RiverSource Variable Portfolio - Balanced Fund               1,279,727
RVS VP Cash Mgmt                 RVST RiverSource Variable Portfolio - Cash Management Fund       66,843,687
RVS VP Div Bond                  RVST RiverSource Variable Portfolio - Diversified Bond Fund     107,186,553
                                 RVST RiverSource Variable Portfolio - Diversified Equity
RVS VP Div Eq Inc                Income Fund                                                     157,769,147
RVS VP Global Inflation Prot     RVST RiverSource Variable Portfolio - Global Inflation
  Sec                            Protected Securities Fund                                        41,222,739
Sel VP Gro                       RVST Seligman Variable Portfolio - Growth Fund                    5,296,655
RVS VP Hi Yield Bond             RVST RiverSource Variable Portfolio - High Yield Bond Fund        1,431,417
                                 RVST RiverSource Variable Portfolio - Income Opportunities
RVS VP Inc Opp                   Fund                                                             29,564,498
RVS VP Dyn Eq                    RVST RiverSource Variable Portfolio - Dynamic Equity Fund        13,317,926
Sel VP Lg Cap Val                RVST Seligman Variable Portfolio - Larger-Cap Value Fund              7,889
RVS VP Mid Cap Gro               RVST RiverSource Variable Portfolio - Mid Cap Growth Fund           842,280
RVS VP Mid Cap Val               RVST RiverSource Variable Portfolio - Mid Cap Value Fund            237,197
RVS VP S&P 500                   RVST RiverSource Variable Portfolio - S&P 500 Index Fund          2,120,119
                                 RVST RiverSource Variable Portfolio - Short Duration U.S.
RVS VP Short Duration            Government Fund                                                  23,436,857
Sel VP Sm Cap Val                RVST Seligman Variable Portfolio - Smaller-Cap Value Fund           455,485
THDL VP Emer Mkts                RVST Threadneedle Variable Portfolio - Emerging Markets Fund     71,383,207
                                 RVST Threadneedle Variable Portfolio - International
THDL VP Intl Opp                 Opportunity Fund                                                    134,855
Third Ave Val                    Third Avenue Value Portfolio                                        922,130
                                 Van Kampen Life Investment Trust Comstock Portfolio, Class
VanK LIT Comstock, Cl II         II Shares                                                        70,353,442
                                 Van Kampen Life Investment Trust Growth and Income
VanK LIT Gro & Inc, Cl II        Portfolio, Class II Shares                                          487,937
VanK UIF Global Real Est, Cl II  Van Kampen UIF Global Real Estate Portfolio, Class II Shares     33,813,118
VanK UIF Mid Cap Gro, Cl II      Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares             78,542
VanK UIF U.S. Real Est, Cl I     Van Kampen UIF U.S. Real Estate Portfolio, Class I Shares           939,878
VanK UIF U.S. Real Est, Cl II    Van Kampen UIF U.S. Real Estate Portfolio, Class II Shares        3,314,564
Wanger Intl                      Wanger International                                             79,011,076
Wanger USA                       Wanger USA                                                       27,236,010
WF Adv VT Asset Alloc            Wells Fargo Advantage VT Asset Allocation Fund                    2,540,203
WF Adv VT C&B Lg Cap Val         Wells Fargo Advantage VT C&B Large Cap Value Fund                 2,995,565
WF Adv VT Eq Inc                 Wells Fargo Advantage VT Equity Income Fund                       3,545,754
WF Adv VT Intl Core              Wells Fargo Advantage VT International Core Fund                    952,657
WF Adv VT Lg Co Core             Wells Fargo Advantage VT Large Company Core Fund                     61,980
WF Adv VT Lg Co Gro              Wells Fargo Advantage VT Large Company Growth Fund                2,663,439
WF Adv VT Money Mkt              Wells Fargo Advantage VT Money Market Fund                       10,547,868
WF Adv VT Sm Cap Gro             Wells Fargo Advantage VT Small Cap Growth Fund                    1,418,777
WF Adv VT Total Return Bond      Wells Fargo Advantage VT Total Return Bond Fund                   5,353,832
------------------------------------------------------------------------------------------------------------





 342    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS


The following is a summary of accumulation unit values at Dec. 31, 2008:



                                                AIM VI            AIM VI            AIM VI            AIM VI            AIM VI
                                              BASIC VAL,         CAP APPR,         CAP APPR,         CAP DEV,          CAP DEV,
PRICE LEVEL                                     SER II             SER I            SER II             SER I            SER II
                                           ----------------------------------------------------------------------------------------
1.00%                                            $0.61             $0.50             $0.92             $  --             $0.82
1.05%                                             0.51                --              0.62                --              0.58
1.10%                                             0.61              0.49              0.92                --              0.81
1.15%                                             0.60              0.61              0.75                --              0.78
1.20%                                             0.65              0.41              0.76                --              0.84
1.25%                                               --                --                --                --                --
1.25%                                             0.60              0.60              0.91                --              0.80
1.30%                                             0.82                --              0.96                --              1.09
1.35%                                             0.60              0.48              0.90                --              0.80
1.40%                                               --                --                --                --                --
1.40%                                             0.75              0.67              0.74              1.03              1.00
1.45%                                             0.64              0.40              0.75                --              0.83
1.50%                                             0.75              0.40              0.73              0.73              0.99
1.55%                                             0.80                --              0.95                --              1.08
1.60%                                             0.74              0.44              0.73              0.72              0.99
1.65%                                             0.80              0.39              0.94                --              1.07
1.70%                                             0.74              0.39              0.72                --              0.98
1.75%                                             0.63                --              0.74                --              0.81
1.80%                                             0.73              0.96              0.72                --              0.98
1.85%                                             0.79                --              0.93                --              1.06
1.90%                                             0.58                --              0.73                --              0.76
1.95%                                             0.58                --              0.59                --              0.76
2.00%                                             0.57                --              0.72                --              0.75
2.05%                                             0.57                --              0.72                --              0.75
2.10%                                             0.57                --              0.72                --              0.75
2.15%                                             0.57                --              0.72                --              0.75
2.20%                                             0.57                --              0.72                --              0.75
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                    AIM VI
                                                AIM VI            AIM VI          GLOBAL HLTH         AIM VI            AIM VI
                                               CORE EQ,          CORE EQ,            CARE,           INTL GRO,         INTL GRO,
PRICE LEVEL                                      SER I            SER II            SER II             SER I            SER II
                                           ----------------------------------------------------------------------------------------
1.00%                                            $0.80             $0.80             $  --             $  --             $  --
1.05%                                               --                --              0.73                --              0.61
1.10%                                             0.80              0.80                --                --                --
1.15%                                             0.80                --              0.73                --              0.61
1.20%                                             0.80              0.79              0.73                --              0.61
1.25%                                               --                --                --                --                --
1.25%                                             0.80              0.79              0.73                --              0.61
1.30%                                               --              0.79              0.72                --              0.61
1.35%                                             0.80              0.79              0.72                --              0.61
1.40%                                               --                --                --                --                --
1.40%                                             1.06              0.79              0.72              1.23              0.61
1.45%                                             0.79              0.79              0.72                --              0.61
1.50%                                             0.79              0.79              0.72                --              0.61
1.55%                                               --              0.79              0.72                --              0.61
1.60%                                             0.79              0.78              0.72                --              0.61
1.65%                                             0.79              0.78              0.72                --              0.61
1.70%                                             0.79              0.78              0.72                --              0.61
1.75%                                               --              0.78              0.72                --              0.61
1.80%                                             0.79              0.78              0.72                --              0.61
1.85%                                               --              0.78              0.72                --              0.61
1.90%                                               --                --              0.72                --              0.61
1.95%                                               --                --              0.72                --              0.61
2.00%                                               --                --              0.72                --              0.61
2.05%                                               --                --              0.72                --              0.60
2.10%                                               --                --              0.72                --              0.60
2.15%                                               --                --              0.71                --              0.60
2.20%                                               --                --              0.71                --              0.60
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    343

                                                AIM VI            AB VPS            AB VPS            AB VPS            AB VPS
                                             MID CAP CORE       BAL WEALTH       GLOBAL TECH,       GRO & INC,        INTER BOND,
PRICE LEVEL                                   EQ, SER II      STRATEGY, CL B         CL B              CL B              CL B
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $0.82             $0.30             $0.78             $  --
1.05%                                             0.80              0.82              0.60              0.67                --
1.10%                                               --              0.82              0.29              0.78                --
1.15%                                             0.96              0.82              0.60              0.79                --
1.20%                                             0.79              0.82              0.70              0.86                --
1.25%                                               --                --                --                --                --
1.25%                                             0.79              0.82              0.29              0.77                --
1.30%                                             0.95              0.82              0.98              1.05                --
1.35%                                             0.95              0.82              0.29              0.76                --
1.40%                                               --                --                --                --                --
1.40%                                             0.79              0.82              0.45              0.98              1.25
1.45%                                             0.94              0.82              0.69              0.85                --
1.50%                                             0.94              0.82              0.27              0.97              1.15
1.55%                                             0.94              0.82              0.97              1.04                --
1.60%                                             0.78              0.82              0.28              0.97              1.23
1.65%                                             0.94              0.82              0.96              1.03                --
1.70%                                             0.93              0.82              0.91              0.96                --
1.75%                                             0.93              0.82              0.68              0.83                --
1.80%                                             0.93              0.82              0.90              0.95                --
1.85%                                             0.93              0.82              0.95              1.02                --
1.90%                                             0.92              0.82              0.59              0.76                --
1.95%                                             0.92              0.82              0.59              0.76                --
2.00%                                             0.92              0.82              0.59              0.76                --
2.05%                                             0.92              0.82              0.59              0.75                --
2.10%                                             0.92              0.82              0.59              0.75                --
2.15%                                             0.91              0.82              0.59              0.75                --
2.20%                                             0.91              0.82              0.59              0.75                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                AB VPS            AB VPS             AC VP             AC VP             AC VP
                                               INTL VAL,        LG CAP GRO,       INC & GRO,      INFLATION PROT,        INTL,
PRICE LEVEL                                      CL B              CL B              CL I              CL II             CL II
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $0.44             $  --             $  --             $  --
1.05%                                             0.54                --                --              1.08              0.69
1.10%                                               --              0.44                --                --                --
1.15%                                             0.89                --                --              1.12              0.98
1.20%                                             0.54              0.82                --              1.07              0.69
1.25%                                               --                --                --                --                --
1.25%                                             0.54              0.43                --              1.07              0.69
1.30%                                             0.88              0.99                --              1.11              0.98
1.35%                                             0.88              0.43                --              1.11              0.97
1.40%                                               --                --                --                --                --
1.40%                                             0.88              0.51              0.99              1.11              0.68
1.45%                                             0.88              0.81                --              1.10              0.97
1.50%                                             0.88              0.42                --              1.10              0.97
1.55%                                             0.87              0.97                --              1.10              0.96
1.60%                                             0.87              0.45                --              1.10              0.68
1.65%                                             0.87              0.97                --              1.09              0.96
1.70%                                             0.87              0.87                --              1.09              0.96
1.75%                                             0.87              0.79                --              1.09              0.96
1.80%                                             0.86              0.86                --              1.09              0.95
1.85%                                             0.86              0.96                --              1.08              0.95
1.90%                                             0.86                --                --              1.08              0.95
1.95%                                             0.86                --                --              1.08              0.95
2.00%                                             0.86                --                --              1.08              0.94
2.05%                                             0.85                --                --              1.07              0.94
2.10%                                             0.85                --                --              1.07              0.94
2.15%                                             0.85                --                --              1.07              0.94
2.20%                                             0.85                --                --              1.07              0.94
-----------------------------------------------------------------------------------------------------------------------------------





 344    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                 AC VP             AC VP             AC VP             AC VP              COL
                                             MID CAP VAL,         ULTRA,             VAL,              VAL,          ASSET ALLOC,
PRICE LEVEL                                      CL II             CL II             CL I              CL II            VS CL A
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $  --             $  --             $  --
1.05%                                             0.67              0.67                --              0.76                --
1.10%                                               --                --                --                --                --
1.15%                                             0.67              0.71                --              0.90              1.16
1.20%                                             0.67              0.66                --              0.76                --
1.25%                                               --                --                --                --                --
1.25%                                             0.67              0.66                --              0.76              1.16
1.30%                                             0.67              0.70                --              0.89                --
1.35%                                             0.67              0.70                --              0.89                --
1.40%                                               --                --                --                --                --
1.40%                                             0.67              0.66              1.44              0.89                --
1.45%                                             0.67              0.70                --              0.89                --
1.50%                                             0.67              0.70                --              0.88                --
1.55%                                             0.67              0.69                --              0.88                --
1.60%                                             0.67              0.66                --              0.88                --
1.65%                                             0.67              0.69                --              0.88                --
1.70%                                             0.67              0.69                --              0.88                --
1.75%                                             0.67              0.69                --              0.87                --
1.80%                                             0.66              0.69                --              0.87                --
1.85%                                             0.66              0.68                --              0.87                --
1.90%                                             0.66              0.68                --              0.87                --
1.95%                                             0.66              0.68                --              0.87                --
2.00%                                             0.66              0.68                --              0.86                --
2.05%                                             0.66              0.68                --              0.86                --
2.10%                                             0.66              0.68                --              0.86                --
2.15%                                             0.66              0.67                --              0.86                --
2.20%                                             0.66              0.67                --              0.86                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                  COL               COL               COL               COL               COL
                                             FEDERAL SEC,        HI YIELD,         HI YIELD,        LG CAP GRO,      MARSICO GRO,
PRICE LEVEL                                     VS CL A           VS CL A           VS CL B           VS CL A           VS CL A
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $  --             $  --             $  --
1.05%                                               --                --              0.80                --              0.67
1.10%                                               --                --                --                --                --
1.15%                                             1.21              0.80              0.80              0.76              0.67
1.20%                                               --                --              0.80                --              0.67
1.25%                                               --                --                --                --                --
1.25%                                             1.21              0.80              0.80              0.76              0.67
1.30%                                               --                --              0.80                --              0.67
1.35%                                               --                --              0.80                --              0.67
1.40%                                               --                --                --                --                --
1.40%                                               --                --              0.79                --              0.67
1.45%                                               --                --              0.79                --              0.67
1.50%                                               --                --              0.79                --              0.67
1.55%                                               --                --              0.79                --              0.67
1.60%                                               --                --              0.79                --              0.67
1.65%                                               --                --              0.79                --              0.67
1.70%                                               --                --              0.79                --              0.67
1.75%                                               --                --              0.79                --              0.67
1.80%                                               --                --              0.79                --              0.67
1.85%                                               --                --              0.78                --              0.67
1.90%                                               --                --              0.78                --              0.66
1.95%                                               --                --              0.78                --              0.66
2.00%                                               --                --              0.78                --              0.66
2.05%                                               --                --              0.78                --              0.66
2.10%                                               --                --              0.78                --              0.66
2.15%                                               --                --              0.78                --              0.66
2.20%                                               --                --              0.78                --              0.66
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    345

                                                  COL
                                             MARSICO INTL           COL               COL               CS                CS
                                                 OPP,           SM CAP VAL,       SM CO GRO,         COMMODITY          U.S. EQ
PRICE LEVEL                                     VS CL B           VS CL B           VS CL A           RETURN           FLEX III
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $  --             $  --             $  --
1.05%                                             0.58              0.71                --              0.72                --
1.10%                                               --                --                --                --                --
1.15%                                             0.58              0.99              1.22              0.72                --
1.20%                                             0.58              0.71                --              0.72                --
1.25%                                               --                --                --                --                --
1.25%                                             0.58              0.71              1.22              0.72                --
1.30%                                             0.58              0.98                --              0.72                --
1.35%                                             0.58              0.98                --              0.72                --
1.40%                                               --                --                --                --                --
1.40%                                             0.58              0.70                --              0.72              0.82
1.45%                                             0.58              0.97                --              0.72                --
1.50%                                             0.58              0.97                --              0.72              0.60
1.55%                                             0.58              0.97                --              0.72                --
1.60%                                             0.58              0.70                --              0.72              0.53
1.65%                                             0.58              0.96                --              0.72                --
1.70%                                             0.57              0.96                --              0.72                --
1.75%                                             0.57              0.96                --              0.72                --
1.80%                                             0.57              0.96                --              0.72                --
1.85%                                             0.57              0.95                --              0.71                --
1.90%                                             0.57              0.95                --              0.71                --
1.95%                                             0.57              0.95                --              0.71                --
2.00%                                             0.57              0.95                --              0.71                --
2.05%                                             0.57              0.95                --              0.71                --
2.10%                                             0.57              0.94                --              0.71                --
2.15%                                             0.57              0.94                --              0.71                --
2.20%                                             0.57              0.94                --              0.71                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                DREY IP           DREY IP          DREY SOC          DREY VIF          DREY VIF
                                             MIDCAP STOCK,       TECH GRO,         RESP GRO,           APPR,           INTL EQ,
PRICE LEVEL                                      SERV              SERV              INIT              SERV              SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $  --             $  --             $  --
1.05%                                             0.58              0.64                --              0.82              0.62
1.10%                                               --                --                --                --                --
1.15%                                             0.77              0.71                --              0.89              0.62
1.20%                                             0.58              0.64              0.48              0.82              0.62
1.25%                                               --                --                --                --                --
1.25%                                             0.58              0.64              0.48              0.82              0.62
1.30%                                             0.76              0.71                --              0.89              0.62
1.35%                                             0.76              0.71                --              0.89              0.62
1.40%                                               --                --                --                --                --
1.40%                                             0.58              0.71              0.57              0.88              0.62
1.45%                                             0.76              0.70              0.47              0.88              0.62
1.50%                                             0.75              0.70              0.47              0.88              0.62
1.55%                                             0.75              0.70                --              0.88              0.62
1.60%                                             0.57              0.70              1.01              0.88              0.62
1.65%                                             0.75              0.70              0.46              0.87              0.62
1.70%                                             0.75              0.70              0.46              0.87              0.62
1.75%                                             0.75              0.69                --              0.87              0.62
1.80%                                             0.74              0.69              1.00              0.87              0.62
1.85%                                             0.74              0.69                --              0.86              0.62
1.90%                                             0.74              0.69                --              0.86              0.62
1.95%                                             0.74              0.69                --              0.86              0.62
2.00%                                             0.74              0.69                --              0.86              0.61
2.05%                                             0.74              0.68                --              0.86              0.61
2.10%                                             0.73              0.68                --              0.85              0.61
2.15%                                             0.73              0.68                --              0.85              0.61
2.20%                                             0.73              0.68                --              0.85              0.61
-----------------------------------------------------------------------------------------------------------------------------------





 346    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                               DREY VIF            EV VT             EG VA             EG VA             EG VA
                                               INTL VAL,       FLOATING-RATE      CORE BOND,     DIV CAP BUILDER,  DIV INC BUILDER,
PRICE LEVEL                                      SERV               INC              CL 2              CL 2              CL 1
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $0.94             $0.77             $1.15
1.05%                                             0.68              0.71                --                --                --
1.10%                                               --                --              0.94              0.76              1.14
1.15%                                             0.97              0.71              0.88                --                --
1.20%                                             0.68              0.71              0.89              0.69                --
1.25%                                               --                --                --                --                --
1.25%                                             0.67              0.71              0.93              0.76              1.12
1.30%                                             0.96              0.71              0.89              0.77                --
1.35%                                             0.96              0.71              0.92              0.75              1.11
1.40%                                               --                --                --                --                --
1.40%                                             0.67              0.71              0.92              0.75                --
1.45%                                             0.96              0.71              0.87              0.68                --
1.50%                                             0.95              0.71              0.91              0.74                --
1.55%                                             0.95              0.71              0.88              0.75                --
1.60%                                             0.67              0.70              0.91              0.74                --
1.65%                                             0.95              0.70              0.87              0.75                --
1.70%                                             0.95              0.70              0.90              0.73                --
1.75%                                             0.94              0.70              0.86              0.67                --
1.80%                                             0.94              0.70              0.90              0.73                --
1.85%                                             0.94              0.70              0.86              0.74                --
1.90%                                             0.94              0.70              0.85                --                --
1.95%                                             0.94              0.70                --                --                --
2.00%                                             0.93              0.70              0.85                --                --
2.05%                                             0.93              0.70              0.85                --                --
2.10%                                             0.93              0.70              0.84                --                --
2.15%                                             0.93              0.70              0.84                --                --
2.20%                                             0.92              0.70              0.84                --                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                 EG VA             EG VA             EG VA             EG VA             EG VA
                                           DIV INC BUILDER,     FUNDAMENTAL       FUNDAMENTAL          GRO,             HI INC,
PRICE LEVEL                                      CL 2          LG CAP, CL 1      LG CAP, CL 2          CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            $0.98             $0.91             $1.13             $1.12             $1.05
1.05%                                               --                --                --                --                --
1.10%                                             0.97              0.90              1.12              1.11              1.04
1.15%                                             0.79                --              0.92              0.82              0.84
1.20%                                             0.80                --              0.96              0.83              0.88
1.25%                                               --                --                --                --                --
1.25%                                             0.96              0.89              1.11              1.10              1.03
1.30%                                             0.88                --              1.19              1.14              0.98
1.35%                                             0.96              0.88              1.11              1.10              1.02
1.40%                                               --                --                --                --                --
1.40%                                             0.96                --              1.10              1.09              1.02
1.45%                                             0.79                --              0.95              0.82              0.87
1.50%                                             0.95                --              1.09              1.08              1.01
1.55%                                             0.87                --              1.17              1.12              0.96
1.60%                                             0.94                --              1.09              1.08              1.01
1.65%                                             0.86                --              1.16              1.12              0.96
1.70%                                             0.94                --              1.08              1.07              1.00
1.75%                                             0.78                --              0.94              0.80              0.85
1.80%                                             0.93                --              1.07              1.06              0.99
1.85%                                             0.85                --              1.15              1.10              0.95
1.90%                                             0.76                --              0.89              0.79              0.81
1.95%                                               --                --                --                --                --
2.00%                                             0.76                --              0.89              0.79              0.81
2.05%                                             0.76                --              0.89              0.79              0.81
2.10%                                             0.76                --              0.88              0.79              0.81
2.15%                                             0.76                --              0.88              0.78              0.80
2.20%                                             0.75                --              0.88              0.78              0.80
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    347

                                                 EG VA             EG VA             EG VA             EG VA             EG VA
                                               INTL EQ,          INTL EQ,           OMEGA,            OMEGA,         SPECIAL VAL,
PRICE LEVEL                                      CL 1              CL 2              CL 1              CL 2              CL 1
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.14             $1.30             $0.65             $1.20             $1.49
1.05%                                               --                --                --                --                --
1.10%                                             1.13              1.29              0.64              1.20              1.48
1.15%                                               --              1.05                --              0.89                --
1.20%                                               --              1.15                --              0.91                --
1.25%                                               --                --                --                --                --
1.25%                                             1.13              1.28              0.63              1.19              1.46
1.30%                                               --              1.43                --              1.25                --
1.35%                                             1.12              1.27              0.63              1.18              1.45
1.40%                                               --                --                --                --                --
1.40%                                               --              1.27                --              1.17                --
1.45%                                               --              1.13                --              0.90                --
1.50%                                               --              1.26                --              1.17                --
1.55%                                               --              1.41                --              1.23                --
1.60%                                               --              1.25                --              1.16                --
1.65%                                               --              1.40                --              1.23                --
1.70%                                               --              1.24                --              1.15                --
1.75%                                               --              1.11                --              0.89                --
1.80%                                               --              1.24                --              1.14                --
1.85%                                               --              1.38                --              1.21                --
1.90%                                               --              1.01                --              0.86                --
1.95%                                               --                --                --                --                --
2.00%                                               --              1.01                --              0.86                --
2.05%                                               --              1.00                --              0.85                --
2.10%                                               --              1.00                --              0.85                --
2.15%                                               --              1.00                --              0.85                --
2.20%                                               --              1.00                --              0.85                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                 EG VA            FID VIP           FID VIP           FID VIP           FID VIP
                                             SPECIAL VAL,          BAL,              BAL,           CONTRAFUND,       CONTRAFUND,
PRICE LEVEL                                      CL 2             SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.18             $  --             $  --             $0.93             $1.05
1.05%                                               --                --                --                --              0.68
1.10%                                             1.17                --                --              0.92              1.04
1.15%                                             0.93              0.83                --                --              0.93
1.20%                                             1.01                --                --                --              0.99
1.25%                                               --                --                --                --                --
1.25%                                             1.16              0.82                --              0.91              1.03
1.30%                                             1.25                --                --                --              1.23
1.35%                                             1.15                --                --              0.90              1.03
1.40%                                               --                --                --                --                --
1.40%                                             1.15                --              0.87                --              1.15
1.45%                                             1.00                --                --                --              0.97
1.50%                                             1.14                --              0.84                --              1.14
1.55%                                             1.23                --                --                --              1.21
1.60%                                             1.14                --              0.86                --              1.13
1.65%                                             1.23                --                --                --              1.20
1.70%                                             1.13                --              0.83                --              1.13
1.75%                                             0.98                --                --                --              0.96
1.80%                                             1.12                --              0.82                --              1.12
1.85%                                             1.21                --                --                --              1.19
1.90%                                             0.90                --                --                --              0.90
1.95%                                               --                --                --                --              0.89
2.00%                                             0.89                --                --                --              0.89
2.05%                                             0.89                --                --                --              0.89
2.10%                                             0.89                --                --                --              0.89
2.15%                                             0.88                --                --                --              0.89
2.20%                                             0.88                --                --                --              0.88
-----------------------------------------------------------------------------------------------------------------------------------





 348    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                               DYN APPR,        GRO & INC,        GRO & INC,           GRO,              GRO,
PRICE LEVEL                                    SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $  --             $  --             $0.72
1.05%                                               --                --                --                --              0.66
1.10%                                               --                --                --                --              0.72
1.15%                                               --              0.70                --              0.55              0.74
1.20%                                             0.88                --                --                --              0.75
1.25%                                               --                --                --                --                --
1.25%                                             0.88              0.69                --              0.55              0.71
1.30%                                               --                --                --                --              0.97
1.35%                                               --                --                --                --              0.71
1.40%                                               --                --                --                --                --
1.40%                                             0.87              0.70              0.79                --              0.69
1.45%                                             0.87                --                --                --              0.74
1.50%                                             0.86              0.69              0.79                --              0.68
1.55%                                               --                --                --                --              0.96
1.60%                                             1.02              0.70              0.78                --              0.68
1.65%                                             0.85                --                --                --              0.95
1.70%                                             0.85                --              0.78                --              0.67
1.75%                                               --                --                --                --              0.73
1.80%                                             1.01                --              0.77                --              0.67
1.85%                                               --                --                --                --              0.94
1.90%                                               --                --                --                --              0.72
1.95%                                               --                --                --                --              0.71
2.00%                                               --                --                --                --              0.71
2.05%                                               --                --                --                --              0.71
2.10%                                               --                --                --                --              0.71
2.15%                                               --                --                --                --              0.71
2.20%                                               --                --                --                --              0.71
-----------------------------------------------------------------------------------------------------------------------------------

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                                HI INC,           HI INC,         INVEST GR,         MID CAP,          MID CAP,
PRICE LEVEL                                     SERV CL          SERV CL 2         SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            $0.85             $  --             $  --             $1.56             $1.27
1.05%                                               --                --              1.02                --              0.68
1.10%                                             0.84                --                --              1.55              1.26
1.15%                                               --                --              1.05              2.09              1.07
1.20%                                               --              1.05              1.02                --              1.40
1.25%                                               --                --                --                --                --
1.25%                                             0.83              1.04              1.02              2.07              1.40
1.30%                                               --                --              1.05                --              1.50
1.35%                                             0.82                --              1.04              1.51              1.24
1.40%                                               --                --                --                --                --
1.40%                                               --              1.03              1.01              2.05              1.38
1.45%                                               --              1.03              1.04                --              1.38
1.50%                                               --              1.02              1.04              1.42              1.37
1.55%                                               --                --              1.04                --              1.48
1.60%                                               --              1.06              1.01              1.41              1.29
1.65%                                               --              1.01              1.03                --              1.35
1.70%                                               --              1.01              1.03                --              1.35
1.75%                                               --                --              1.03                --              1.13
1.80%                                               --              1.05              1.02                --              1.27
1.85%                                               --                --              1.02                --              1.45
1.90%                                               --                --              1.02                --              1.04
1.95%                                               --                --              1.02                --              1.03
2.00%                                               --                --              1.01                --              1.03
2.05%                                               --                --              1.01                --              1.03
2.10%                                               --                --              1.01                --              1.03
2.15%                                               --                --              1.01                --              1.03
2.20%                                               --                --              1.00                --              1.02
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    349

                                                FID VIP           FID VIP        FTVIPT FRANK      FTVIPT FRANK      FTVIPT FRANK
                                               OVERSEAS,         OVERSEAS,     GLOBAL REAL EST,      INC SEC,        RISING DIVD,
PRICE LEVEL                                     SERV CL          SERV CL 2           CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $1.06             $0.98             $  --             $  --
1.05%                                               --              0.68              0.51              0.79              0.75
1.10%                                               --              1.05              0.98                --                --
1.15%                                               --              0.97              0.80              0.94              0.90
1.20%                                               --              1.06              1.49              1.39              0.74
1.25%                                               --                --                --                --                --
1.25%                                               --              1.04              1.49              1.38              0.74
1.30%                                               --              1.43              1.08              0.94              0.89
1.35%                                               --              1.03              0.96              0.93              0.89
1.40%                                               --                --                --                --                --
1.40%                                             0.83              1.42              1.38              1.17              0.74
1.45%                                               --              1.04              1.29              1.16              0.89
1.50%                                             0.71              1.04              1.29              1.16              0.88
1.55%                                               --              1.41              1.06              0.93              0.88
1.60%                                             0.66              1.40              1.43              1.14              0.74
1.65%                                               --              1.40              1.27              1.14              0.88
1.70%                                               --              0.94              1.27              1.14              0.88
1.75%                                               --              1.03              0.80              0.92              0.87
1.80%                                               --              0.94              0.99              1.19              0.87
1.85%                                               --              1.38              1.02              0.91              0.87
1.90%                                               --              0.93              0.78              0.91              0.87
1.95%                                               --              0.93                --              0.91              0.87
2.00%                                               --              0.93              0.77              0.91              0.86
2.05%                                               --              0.93              0.77              0.90              0.86
2.10%                                               --              0.93              0.77              0.90              0.86
2.15%                                               --              0.92              0.77              0.90              0.86
2.20%                                               --              0.92              0.77              0.90              0.86
-----------------------------------------------------------------------------------------------------------------------------------

                                             FTVIPT FRANK      FTVIPT FRANK      FTVIPT MUTUAL      FTVIPT TEMP       FTVIPT TEMP
                                              SM CAP VAL,       SM MID CAP        SHARES SEC,      DEV MKTS SEC,       FOR SEC,
PRICE LEVEL                                      CL 2            GRO, CL 2           CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.02             $0.56             $1.14             $1.40             $0.93
1.05%                                               --              0.62              0.70                --                --
1.10%                                             1.02              0.55              1.13              1.39              0.92
1.15%                                             1.65              0.74              1.20                --              0.98
1.20%                                             1.01              0.40              1.21                --              1.10
1.25%                                               --                --              1.21(1)             --              0.97(3)
1.25%                                             1.64              0.74              1.19(2)           1.37              0.91(4)
1.30%                                             1.33              1.05              1.13                --              1.37
1.35%                                             1.00              0.54              1.11              1.36              0.90
1.40%                                               --                --                --                --              1.11
1.40%                                             1.10              0.36              1.18                --                --
1.45%                                             0.99              0.39              1.12                --              1.08
1.50%                                             1.09              0.36              1.12                --              1.10
1.55%                                             1.31              1.03              1.11                --              1.35
1.60%                                             1.08              0.76              1.19                --              1.10
1.65%                                             0.98              0.36              1.10                --              1.34
1.70%                                             1.08              0.36              1.10                --              1.09
1.75%                                             1.00              0.76              0.93                --              1.07
1.80%                                             1.07              0.75              0.94                --              1.06
1.85%                                             1.28              1.02              1.10                --              1.33
1.90%                                               --              0.73              0.86                --                --
1.95%                                               --              0.72              0.86                --                --
2.00%                                               --              0.72              0.86                --                --
2.05%                                               --              0.72              0.85                --                --
2.10%                                               --              0.72              0.85                --                --
2.15%                                               --              0.72              0.85                --                --
2.20%                                               --              0.72              0.85                --                --
-----------------------------------------------------------------------------------------------------------------------------------





 350    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              FTVIPT TEMP       FTVIPT TEMP         GS VIT            GS VIT            GS VIT
                                             GLOBAL BOND,        GRO SEC,          CAP GRO,           MID CAP       STRATEGIC INTL
PRICE LEVEL                                      CL 2              CL 2              INST            VAL, INST         EQ, INST
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $  --             $  --             $  --
1.05%                                             1.21              0.64                --              0.69                --
1.10%                                               --                --                --                --                --
1.15%                                             1.43              0.84                --              0.98                --
1.20%                                             1.20              0.64                --              1.89                --
1.25%                                               --                --                --                --                --
1.25%                                             1.20              0.64                --              1.88                --
1.30%                                             1.42              0.84                --              0.97                --
1.35%                                             1.42              0.83                --              0.97                --
1.40%                                               --                --                --                --                --
1.40%                                             1.42              0.63              0.59              1.66              0.77
1.45%                                             1.41              0.83                --              1.85                --
1.50%                                             1.41              0.83              0.51              1.84              0.62
1.55%                                             1.41              0.83                --              0.96                --
1.60%                                             1.40              0.63              0.52              1.31              0.59
1.65%                                             1.40              0.82                --              1.82                --
1.70%                                             1.40              0.82                --              1.81                --
1.75%                                             1.39              0.82                --              0.95                --
1.80%                                             1.39              0.82                --              1.30                --
1.85%                                             1.39              0.81                --              0.94                --
1.90%                                             1.38              0.81                --              0.94                --
1.95%                                             1.38              0.81                --              0.94                --
2.00%                                             1.38              0.81                --              0.94                --
2.05%                                             1.37              0.81                --              0.94                --
2.10%                                             1.37              0.80                --              0.93                --
2.15%                                             1.37              0.80                --              0.93                --
2.20%                                             1.36              0.80                --              0.93                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                GS VIT          JANUS ASPEN       JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                             STRUCTD U.S.          BAL,          GLOBAL TECH,        OVERSEAS,          JANUS,
PRICE LEVEL                                    EQ, INST            INST              SERV              SERV              SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $  --             $  --             $  --
1.05%                                             0.59                --                --                --              0.63
1.10%                                               --                --                --                --                --
1.15%                                             0.59                --              0.30                --              0.48
1.20%                                             0.64                --                --                --              0.63
1.25%                                               --                --                --                --                --
1.25%                                             0.63                --              0.29                --              0.47
1.30%                                             0.58                --                --                --              0.63
1.35%                                             0.58                --                --                --              0.63
1.40%                                               --                --                --                --                --
1.40%                                             0.68              1.79              0.27              0.76              0.44
1.45%                                             0.62                --                --                --              0.63
1.50%                                             0.62                --              0.27              0.76              0.44
1.55%                                             0.58                --                --                --              0.62
1.60%                                             0.63                --              0.27              0.69              0.43
1.65%                                             0.61                --                --                --              0.62
1.70%                                             0.61                --                --                --              0.62
1.75%                                             0.58                --                --                --              0.62
1.80%                                             1.04                --                --                --              0.62
1.85%                                             0.58                --                --                --              0.62
1.90%                                             0.58                --                --                --              0.62
1.95%                                             0.58                --                --                --              0.62
2.00%                                             0.58                --                --                --              0.62
2.05%                                             0.58                --                --                --              0.62
2.10%                                             0.58                --                --                --              0.62
2.15%                                             0.58                --                --                --              0.62
2.20%                                             0.58                --                --                --              0.62
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    351

                                              JANUS ASPEN       JANUS ASPEN        JPM U.S.        LAZARD RETIRE     LAZARD RETIRE
                                              ENTERPRISE,         WORLD,            LG CAP           INTL EQ,       U.S. STRATEGIC,
PRICE LEVEL                                      SERV              INST             CORE EQ            SERV              SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $  --             $  --             $  --
1.05%                                               --                --                --                --                --
1.10%                                               --                --                --                --                --
1.15%                                             0.43                --                --                --                --
1.20%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.42                --                --                --                --
1.30%                                               --                --                --                --                --
1.35%                                               --                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             0.38              0.90              0.62              0.81              0.74
1.45%                                               --                --                --                --                --
1.50%                                             0.38                --              0.59              0.80              0.74
1.55%                                               --                --                --                --                --
1.60%                                             0.31                --              0.61              0.79              0.79
1.65%                                               --                --                --                --                --
1.70%                                               --                --                --                --                --
1.75%                                               --                --                --                --                --
1.80%                                               --                --                --                --                --
1.85%                                               --                --                --                --                --
1.90%                                               --                --                --                --                --
1.95%                                               --                --                --                --                --
2.00%                                               --                --                --                --                --
2.05%                                               --                --                --                --                --
2.10%                                               --                --                --                --                --
2.15%                                               --                --                --                --                --
2.20%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------

                                               LM PTNRS         LVIP BARON          MFS INV           MFS INV           MFS INV
                                              VAR SM CAP         GRO OPP,         GRO STOCK,          TRUST,            TRUST,
PRICE LEVEL                                    GRO, CL I          SERV CL           SERV CL           INIT CL           SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $0.50             $  --             $  --
1.05%                                             0.61                --              0.70                --                --
1.10%                                               --                --              0.49                --                --
1.15%                                             0.61                --              0.81              0.77              0.72
1.20%                                             0.60                --              0.82              0.76                --
1.25%                                               --                --                --                --                --
1.25%                                             0.60                --              0.49              0.76              0.71
1.30%                                             0.60                --              0.98                --                --
1.35%                                             0.60                --              0.48                --                --
1.40%                                               --                --                --                --                --
1.40%                                             0.60              1.21              0.98              0.74              0.88
1.45%                                             0.60                --              0.81              0.73                --
1.50%                                             0.60              1.00              0.81              0.73              0.87
1.55%                                             0.60                --              0.97                --                --
1.60%                                             0.60              1.00              0.97              1.15              0.87
1.65%                                             0.60                --              0.96              0.72                --
1.70%                                             0.60                --              0.78              0.72              0.86
1.75%                                             0.60                --              0.80                --                --
1.80%                                             0.60                --              0.78              1.14              0.85
1.85%                                             0.60                --              0.95                --                --
1.90%                                             0.60                --              0.78                --                --
1.95%                                             0.60                --              0.78                --                --
2.00%                                             0.60                --              0.77                --                --
2.05%                                             0.60                --              0.77                --                --
2.10%                                             0.60                --              0.77                --                --
2.15%                                             0.60                --              0.77                --                --
2.20%                                             0.59                --              0.77                --                --
-----------------------------------------------------------------------------------------------------------------------------------





 352    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                  MFS               MFS               MFS               MFS               MFS
                                               NEW DIS,          NEW DIS,          RESEARCH,       TOTAL RETURN,     TOTAL RETURN,
PRICE LEVEL                                     INIT CL           SERV CL           INIT CL           INIT CL           SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $0.63             $  --             $  --             $1.16
1.05%                                               --              0.61                --                --              0.85
1.10%                                               --              0.62                --                --              1.15
1.15%                                             0.86              0.57                --              1.20              1.09
1.20%                                               --              0.72                --                --              1.01
1.25%                                               --                --                --                --                --
1.25%                                             0.86              0.56                --              1.19              1.08
1.30%                                               --              0.98                --                --              1.13
1.35%                                               --              0.61                --                --              1.13
1.40%                                               --                --                --                --                --
1.40%                                             0.87              0.70              0.72                --              1.02
1.45%                                               --              0.71                --                --              1.00
1.50%                                             0.58              0.70              0.59                --              1.01
1.55%                                               --              0.96                --                --              1.11
1.60%                                             0.53              0.69              0.62                --              1.00
1.65%                                               --              0.96                --                --              1.10
1.70%                                               --              0.69                --                --              0.99
1.75%                                               --              0.70                --                --              0.99
1.80%                                               --              0.68                --                --              0.97
1.85%                                               --              0.95                --                --              1.09
1.90%                                               --              0.71                --                --              0.93
1.95%                                               --              0.71                --                --              0.93
2.00%                                               --              0.71                --                --              0.93
2.05%                                               --              0.70                --                --              0.93
2.10%                                               --              0.70                --                --              0.92
2.15%                                               --              0.70                --                --              0.92
2.20%                                               --              0.70                --                --              0.92
-----------------------------------------------------------------------------------------------------------------------------------

                                                  MFS               MFS
                                              UTILITIES,        UTILITIES,           NACM              OPCAP             OPCAP
PRICE LEVEL                                     INIT CL           SERV CL           SM CAP              EQ              MANAGED
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $1.76             $  --             $  --             $  --
1.05%                                               --              0.95                --                --                --
1.10%                                               --              1.74                --                --                --
1.15%                                             1.39              1.14                --                --                --
1.20%                                             1.07              1.62                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.38              1.13                --                --                --
1.30%                                               --              1.97                --                --                --
1.35%                                               --              1.72                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             1.44              1.67              1.16              0.96              1.80
1.45%                                             1.05              1.60                --                --                --
1.50%                                             0.95              1.66                --                --                --
1.55%                                               --              1.94                --                --                --
1.60%                                             1.10              1.61                --                --                --
1.65%                                             0.94              1.89                --                --                --
1.70%                                             0.93              1.63                --                --                --
1.75%                                               --              1.57                --                --                --
1.80%                                             1.93              1.59                --                --                --
1.85%                                               --              1.87                --                --                --
1.90%                                               --              1.39                --                --                --
1.95%                                               --              1.39                --                --                --
2.00%                                               --              1.38                --                --                --
2.05%                                               --              1.38                --                --                --
2.10%                                               --              1.38                --                --                --
2.15%                                               --              1.37                --                --                --
2.20%                                               --              1.37                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    353

                                                 OPPEN             OPPEN             OPPEN             OPPEN             OPPEN
                                               CAP APPR          CAP APPR         GLOBAL SEC        GLOBAL SEC          HI INC
PRICE LEVEL                                       VA             VA, SERV             VA             VA, SERV             VA
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $0.72             $  --             $1.04             $  --
1.05%                                               --              0.62                --              0.66                --
1.10%                                               --              0.71                --              1.03                --
1.15%                                               --              0.71                --              0.94                --
1.20%                                               --              0.74                --              1.04                --
1.25%                                               --                --                --                --                --
1.25%                                               --              0.71                --              1.03                --
1.30%                                               --              0.92                --              1.38                --
1.35%                                               --              0.70                --              1.02                --
1.40%                                               --                --                --                --                --
1.40%                                             0.96              0.86              1.33              1.02              0.28
1.45%                                               --              0.73                --              1.02                --
1.50%                                               --              0.86                --              1.01                --
1.55%                                               --              0.90                --              1.36                --
1.60%                                               --              0.85                --              1.21                --
1.65%                                               --              0.90                --              1.00                --
1.70%                                               --              0.84                --              1.00                --
1.75%                                               --              0.72                --              1.00                --
1.80%                                               --              0.84                --              1.19                --
1.85%                                               --              0.89                --              1.34                --
1.90%                                               --              0.69                --              0.90                --
1.95%                                               --              0.68                --              0.90                --
2.00%                                               --              0.68                --              0.90                --
2.05%                                               --              0.68                --              0.90                --
2.10%                                               --              0.68                --              0.90                --
2.15%                                               --              0.68                --              0.89                --
2.20%                                               --              0.68                --              0.89                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                 OPPEN             OPPEN             OPPEN             OPPEN             OPPEN
                                              HI INC VA,          MAIN ST         MAIN ST SM         STRATEGIC      STRATEGIC BOND
PRICE LEVEL                                      SERV               VA           CAP VA, SERV         BOND VA          VA, SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                            $0.29             $  --             $0.99             $  --             $1.28
1.05%                                               --                --              0.60                --              0.96
1.10%                                             0.29                --              0.98                --              1.27
1.15%                                               --                --              0.86                --              1.06
1.20%                                             0.25                --              0.89                --              1.26
1.25%                                               --                --                --                --                --
1.25%                                             0.28                --              0.97                --              1.25
1.30%                                             0.27                --              1.24                --              1.12
1.35%                                             0.28                --              0.97                --              1.25
1.40%                                               --                --                --                --                --
1.40%                                             0.29              0.70              1.16              1.41              1.24
1.45%                                             0.25                --              0.88                --              1.23
1.50%                                             0.25                --              1.15                --              1.23
1.55%                                             0.29                --              1.22                --              1.18
1.60%                                             0.27                --              1.14                --              1.15
1.65%                                             0.29                --              1.21                --              1.22
1.70%                                               --                --              1.14                --              1.21
1.75%                                             0.24                --              0.86                --              1.05
1.80%                                               --                --              1.13                --              1.14
1.85%                                             0.26                --              1.20                --              1.09
1.90%                                               --                --              0.83                --              1.02
1.95%                                               --                --              0.83                --              1.02
2.00%                                               --                --              0.83                --              1.01
2.05%                                               --                --              0.82                --              1.01
2.10%                                               --                --              0.82                --              1.01
2.15%                                               --                --              0.82                --              1.01
2.20%                                               --                --              0.82                --              1.00
-----------------------------------------------------------------------------------------------------------------------------------





 354    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                               PIMCO VIT          PUT VT            PUT VT            PUT VT            PUT VT
                                              ALL ASSET,         DIV INC,          DIV INC,         GLOBAL EQ,        GRO & INC,
PRICE LEVEL                                   ADVISOR CL           CL IA             CL IB             CL IA             CL IA
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $  --             $  --             $  --
1.05%                                             0.86                --                --                --                --
1.10%                                               --                --                --                --                --
1.15%                                             0.86                --                --                --                --
1.20%                                             0.86                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.86                --                --                --                --
1.30%                                             0.86                --                --                --                --
1.35%                                             0.86                --                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             0.86              1.29              1.00              0.84              1.57
1.45%                                             0.86                --                --                --                --
1.50%                                             0.86                --                --                --                --
1.55%                                             0.86                --                --                --                --
1.60%                                             0.85                --                --                --                --
1.65%                                             0.85                --                --                --                --
1.70%                                             0.85                --                --                --                --
1.75%                                             0.85                --                --                --                --
1.80%                                             0.85                --                --                --                --
1.85%                                             0.85                --                --                --                --
1.90%                                             0.85                --                --                --                --
1.95%                                             0.85                --                --                --                --
2.00%                                             0.85                --                --                --                --
2.05%                                             0.85                --                --                --                --
2.10%                                             0.85                --                --                --                --
2.15%                                             0.85                --                --                --                --
2.20%                                             0.85                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                              GRO & INC,        GLOBAL HLTH        HI YIELD,         HI YIELD,           INC,
PRICE LEVEL                                      CL IB          CARE, CL IB          CL IA             CL IB             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                            $0.74             $1.12             $  --             $  --             $  --
1.05%                                               --              0.83                --                --                --
1.10%                                             0.74              1.11                --                --                --
1.15%                                             0.71              0.95                --                --              1.04
1.20%                                             0.79              0.95                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.70              0.95                --                --              1.04
1.30%                                             0.95              1.15                --                --                --
1.35%                                             0.72              1.09                --                --                --
1.40%                                               --                --                --                --                --
1.40%                                             0.85              0.94              1.42              1.06              0.90
1.45%                                             0.78              0.93                --                --                --
1.50%                                             0.74              0.93                --                --              0.90
1.55%                                             0.93              1.13                --                --                --
1.60%                                             0.72              1.08                --                --              0.89
1.65%                                             0.93              0.92                --                --                --
1.70%                                             0.73              0.92                --                --              0.88
1.75%                                             0.77              1.01                --                --                --
1.80%                                             0.71              1.06                --                --              0.84
1.85%                                             0.92              1.11                --                --                --
1.90%                                               --              0.91                --                --                --
1.95%                                               --              0.91                --                --                --
2.00%                                               --              0.91                --                --                --
2.05%                                               --              0.91                --                --                --
2.10%                                               --              0.91                --                --                --
2.15%                                               --              0.90                --                --                --
2.20%                                               --              0.90                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    355

                                                PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                               INTL EQ,       INTL GRO & INC,    INTL NEW OPP,       NEW OPP,          RESEARCH,
PRICE LEVEL                                      CL IB             CL IB             CL IB             CL IA             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                            $0.97             $  --             $0.63             $  --             $0.74
1.05%                                             0.65                --                --                --                --
1.10%                                             0.97                --              0.63                --              0.74
1.15%                                             0.89                --                --                --                --
1.20%                                             0.64                --                --                --              0.77
1.25%                                               --                --                --                --                --
1.25%                                             0.88                --              0.62                --              0.73
1.30%                                             1.28                --                --                --              0.92
1.35%                                             0.95                --              0.61                --              0.72
1.40%                                               --                --                --                --                --
1.40%                                             0.90              0.92              0.75              1.37              0.92
1.45%                                             0.57                --                --                --              0.76
1.50%                                             0.57                --                --                --              0.76
1.55%                                             1.26                --                --                --              0.91
1.60%                                             1.00                --                --                --              0.91
1.65%                                             0.56                --                --                --              0.91
1.70%                                             0.56                --                --                --                --
1.75%                                             1.02                --                --                --              0.75
1.80%                                             0.98                --                --                --                --
1.85%                                             1.24                --                --                --              0.90
1.90%                                             0.92                --                --                --                --
1.95%                                             0.92                --                --                --                --
2.00%                                             0.92                --                --                --                --
2.05%                                             0.91                --                --                --                --
2.10%                                             0.91                --                --                --                --
2.15%                                             0.91                --                --                --                --
2.20%                                             0.91                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT            PUT VT            PUT VT            PUT VT             RW VT
                                              SM CAP VAL,         VISTA,           VOYAGER,          VOYAGER,           LG CAP
PRICE LEVEL                                      CL IB             CL IB             CL IA             CL IB            CORE EQ
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $0.41             $  --             $  --             $1.11
1.05%                                             0.54              0.53                --                --              0.66
1.10%                                               --              0.41                --                --              1.10
1.15%                                             0.75              0.55                --                --              0.85
1.20%                                             0.54              0.33                --                --              0.92
1.25%                                               --              0.40(5)             --                --                --
1.25%                                             0.54              0.54(6)             --                --              1.09
1.30%                                             0.75              0.99                --                --              1.09
1.35%                                             0.75              0.40                --                --              1.09
1.40%                                               --                --                --                --                --
1.40%                                             0.74              0.61              0.92              0.87              1.08
1.45%                                             0.74              0.32                --                --              0.90
1.50%                                             0.74              0.32                --                --              0.90
1.55%                                             0.74              0.97                --                --              1.08
1.60%                                             0.74              0.71                --                --              1.07
1.65%                                             0.74              0.31                --                --              1.07
1.70%                                             0.73              0.31                --                --              0.82
1.75%                                             0.73              0.72                --                --              0.89
1.80%                                             0.73              0.70                --                --                --
1.85%                                             0.73              0.96                --                --              1.05
1.90%                                             0.73              0.70                --                --              0.82
1.95%                                             0.73              0.70                --                --                --
2.00%                                             0.72              0.70                --                --                --
2.05%                                             0.72              0.70                --                --                --
2.10%                                             0.72              0.70                --                --                --
2.15%                                             0.72              0.70                --                --                --
2.20%                                             0.72              0.69                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------





 356    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                 RW VT             RW VT             RW VT             RW VT             ROYCE
                                                LG CAP            LG CAP            MID-CAP           SM CAP          MICRO-CAP,
PRICE LEVEL                                    GRO STOCK          VAL EQ            CORE EQ           VAL EQ           INVEST CL
                                           ----------------------------------------------------------------------------------------
1.00%                                            $0.92             $1.22             $1.15             $1.48             $  --
1.05%                                             0.70              0.75              0.63              0.67                --
1.10%                                             0.92              1.22              1.15              1.47                --
1.15%                                             0.76              0.94              0.88              1.01                --
1.20%                                             0.79              1.02              0.90              1.11                --
1.25%                                               --                --                --                --                --
1.25%                                             0.91              1.21              1.14              1.46                --
1.30%                                             0.90              1.21              1.13              1.46                --
1.35%                                             0.90              1.20              1.13              1.45                --
1.40%                                               --                --                --                --                --
1.40%                                             0.90              1.21              1.13              1.45              1.84
1.45%                                             0.78              1.01              0.89              1.10                --
1.50%                                             0.78              1.00              0.89              1.10              1.53
1.55%                                             0.89              1.19              1.12              1.43                --
1.60%                                             0.89              1.18              1.11              1.43              1.59
1.65%                                             0.89              1.19              1.11              1.42                --
1.70%                                             0.74              0.92              0.86              0.99                --
1.75%                                             0.77              0.99              0.88              1.08                --
1.80%                                               --                --                --                --                --
1.85%                                             0.88              1.17              1.10              1.40                --
1.90%                                             0.73              0.91              0.85              0.98                --
1.95%                                               --                --                --                --                --
2.00%                                               --                --                --                --                --
2.05%                                               --                --                --                --                --
2.10%                                               --                --                --                --                --
2.15%                                               --                --                --                --                --
2.20%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                 ROYCE              RVS               RVS               RVS
                                                SM-CAP,          PTNRS VP          PTNRS VP          PTNRS VP             RVS
PRICE LEVEL                                    INVEST CL      FUNDAMENTAL VAL     SELECT VAL        SM CAP VAL          VP BAL
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $  --             $1.02             $0.79
1.05%                                               --              0.60              0.69              0.67                --
1.10%                                               --                --                --              1.01              0.78
1.15%                                               --              0.60              0.82              0.91              0.82
1.20%                                               --              0.60              0.69              1.01                --
1.25%                                               --                --                --                --                --
1.25%                                               --              0.60              0.69              1.00              0.82
1.30%                                               --              0.60              0.82              1.31                --
1.35%                                               --              0.60              0.81              0.99              0.76
1.40%                                               --                --                --                --                --
1.40%                                             2.03              0.60              0.81              0.99              1.55
1.45%                                               --              0.60              0.81              0.99                --
1.50%                                             1.68              0.60              0.81              0.99              0.72
1.55%                                               --              0.60              0.81              1.29                --
1.60%                                             1.92              0.60              0.80              1.19              0.75
1.65%                                               --              0.60              0.80              0.98                --
1.70%                                               --              0.60              0.80              0.98              0.83
1.75%                                               --              0.60              0.80              0.95                --
1.80%                                               --              0.60              0.80              1.17              0.81
1.85%                                               --              0.60              0.80              1.26                --
1.90%                                               --              0.59              0.79              0.88                --
1.95%                                               --              0.59              0.79              0.88                --
2.00%                                               --              0.59              0.79              0.88                --
2.05%                                               --              0.59              0.79              0.87                --
2.10%                                               --              0.59              0.79              0.87                --
2.15%                                               --              0.59              0.78              0.87                --
2.20%                                               --              0.59              0.78              0.87                --
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    357

                                                RVS VP            RVS VP            RVS VP            RVS VP
                                                 CASH               DIV               DIV        GLOBAL INFLATION       SEL VP
PRICE LEVEL                                      MGMT              BOND             EQ INC           PROT SEC             GRO
                                           ----------------------------------------------------------------------------------------
1.00%                                            $1.16             $1.12             $1.08             $  --             $0.70
1.05%                                             1.07              1.01              0.67              1.09              0.59
1.10%                                             1.10              1.12              1.07                --              0.69
1.15%                                             1.17              1.25              1.10              1.09              0.71
1.20%                                             1.09              1.05              1.19              1.08              0.74
1.25%                                               --                --                --                --                --
1.25%                                             1.16              1.24              1.09              1.08              0.68
1.30%                                             1.08              1.06              1.41              1.08              0.86
1.35%                                             1.13              1.10              1.05              1.08              0.68
1.40%                                               --                --              1.08(7)             --                --
1.40%                                             1.35              1.61              1.16(8)           1.08              0.31
1.45%                                             1.08              1.03              1.16              1.08              0.73
1.50%                                             1.11              1.19              1.15              1.08              0.30
1.55%                                             1.06              1.04              1.39              1.07              0.85
1.60%                                             1.10              1.18              1.14              1.07              0.32
1.65%                                             1.05              1.04              1.14              1.07              0.84
1.70%                                             1.03              1.05              1.13              1.07              0.69
1.75%                                             1.06              1.02              1.03              1.07              0.72
1.80%                                             1.03              1.01              1.03              1.07              0.69
1.85%                                             1.04              1.02              1.35              1.07              0.83
1.90%                                             1.06              1.00              0.93              1.06              0.69
1.95%                                             1.06              1.00              0.93              1.06              0.68
2.00%                                             1.05              1.00              0.93              1.06              0.68
2.05%                                             1.05              1.00              0.93              1.06              0.68
2.10%                                             1.05              1.00              0.93              1.06              0.68
2.15%                                             1.05              0.99              0.92              1.06              0.68
2.20%                                             1.04              0.99              0.92              1.06              0.68
-----------------------------------------------------------------------------------------------------------------------------------

                                                RVS VP            RVS VP            RVS VP            SEL VP            RVS VP
                                               HI YIELD             INC               DYN             LG CAP            MID CAP
PRICE LEVEL                                      BOND               OPP               EQ                VAL               GRO
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $0.63             $  --             $0.89
1.05%                                             0.79              0.86              0.63              0.65              0.59
1.10%                                               --                --              0.63                --              0.88
1.15%                                             1.01              0.97              0.73              0.79              0.71
1.20%                                             0.98              0.85              0.48              0.65              0.72
1.25%                                               --                --                --                --                --
1.25%                                             1.00              0.85              0.48              0.65              0.87
1.30%                                             0.91              0.97              0.73              0.79              0.89
1.35%                                             0.90              0.97              0.73              0.78              0.87
1.40%                                               --                --                --                --                --
1.40%                                             0.96              0.85              1.08              0.64              0.86
1.45%                                             0.94              0.96              0.47              0.78              0.72
1.50%                                             0.93              0.96              0.47              0.78              0.86
1.55%                                             0.89              0.96              0.72              0.78              0.88
1.60%                                             0.93              0.84              0.47              0.64              0.85
1.65%                                             0.92              0.95              0.46              0.77              0.87
1.70%                                             0.92              0.95              0.46              0.77              0.85
1.75%                                             0.89              0.95              0.71              0.77              0.70
1.80%                                             0.97              0.95              0.92              0.77              0.84
1.85%                                             0.88              0.95              0.71              0.77              0.86
1.90%                                             0.88              0.94              0.71              0.76              0.68
1.95%                                             0.88              0.94              0.71              0.76              0.68
2.00%                                             0.88              0.94              0.71              0.76              0.68
2.05%                                             0.87              0.94              0.70              0.76              0.68
2.10%                                             0.87              0.93              0.70              0.76              0.68
2.15%                                             0.87              0.93              0.70              0.75              0.67
2.20%                                             0.87              0.93              0.70              0.75              0.67
-----------------------------------------------------------------------------------------------------------------------------------





 358    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                RVS VP              RVS             RVS VP            SEL VP            THDL VP
                                                MID CAP             VP               SHORT            SM CAP             EMER
PRICE LEVEL                                       VAL             S&P 500          DURATION             VAL              MKTS
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $0.65             $1.22             $0.90             $  --
1.05%                                             0.54              0.70              1.03                --              0.71
1.10%                                               --              0.64              1.20              0.89                --
1.15%                                             0.54              0.66              1.03              0.98              1.57
1.20%                                             0.54              0.87              1.21              0.76              0.71
1.25%                                               --              0.64(5)           1.20(9)             --                --
1.25%                                             0.54              0.65(6)           1.20(10)          0.97              1.56
1.30%                                             0.54              1.06              1.02                --              1.27
1.35%                                             0.54              0.63              1.19              0.87              1.27
1.40%                                               --                --              1.18(7)           0.83(7)             --
1.40%                                             0.54              1.06              1.18(8)           0.75(8)           1.27
1.45%                                             0.54              0.86              1.17              0.75              1.27
1.50%                                             0.54              0.86              1.16              0.74              1.26
1.55%                                             0.54              1.04              1.01                --              1.26
1.60%                                             0.54              1.04              1.16              0.83              1.26
1.65%                                             0.54              1.04              1.15              0.73              1.25
1.70%                                             0.54              0.81              1.14              0.73              1.25
1.75%                                             0.54              0.85              1.00                --              1.25
1.80%                                             0.54              0.80              1.01              0.91              1.24
1.85%                                             0.54              1.02              0.99                --              1.24
1.90%                                             0.54              0.80              1.00                --              1.24
1.95%                                             0.53              0.80              1.00                --              1.24
2.00%                                             0.53              0.79              0.99                --              1.23
2.05%                                             0.53              0.79              0.99                --              1.23
2.10%                                             0.53              0.79              0.99                --              1.23
2.15%                                             0.53              0.79              0.99                --              1.22
2.20%                                             0.53              0.79              0.98                --              1.22
-----------------------------------------------------------------------------------------------------------------------------------

                                                THDL VP            THIRD           VANK LIT          VANK LIT          VANK UIF
                                                 INTL               AVE            COMSTOCK,        GRO & INC,     GLOBAL REAL EST,
PRICE LEVEL                                       OPP               VAL              CL II             CL II             CL II
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $1.08             $1.17             $  --
1.05%                                             0.70                --              0.67                --              0.47
1.10%                                               --                --              1.07              1.16                --
1.15%                                             1.04                --              0.82                --              0.47
1.20%                                             0.70                --              0.90              1.03              0.47
1.25%                                               --                --                --                --                --
1.25%                                             0.70                --              1.06              1.15              0.47
1.30%                                             1.03                --              1.09              1.22              0.47
1.35%                                             1.03                --              1.05              1.14              0.47
1.40%                                               --                --                --                --                --
1.40%                                             1.15              1.42              1.05              1.14              0.47
1.45%                                             1.02                --              0.89              1.01              0.47
1.50%                                             1.02              1.41              1.04              1.13              0.46
1.55%                                             1.02                --              1.08              1.20              0.46
1.60%                                             0.69              1.51              1.04              1.12              0.46
1.65%                                             1.01                --              1.07              1.20              0.46
1.70%                                             1.01                --              1.03              1.11              0.46
1.75%                                             1.01                --              0.88              1.00              0.46
1.80%                                             1.01                --              1.02              1.10              0.46
1.85%                                             1.00                --              1.06              1.18              0.46
1.90%                                             1.00                --              0.79                --              0.46
1.95%                                             1.00                --              0.79                --              0.46
2.00%                                             1.00                --              0.79                --              0.46
2.05%                                             0.99                --              0.79                --              0.46
2.10%                                             0.99                --              0.78                --              0.46
2.15%                                             0.99                --              0.78                --              0.46
2.20%                                             0.99                --              0.78                --              0.46
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    359

                                               VANK UIF          VANK UIF          VANK UIF
                                             MID CAP GRO,     U.S. REAL EST,    U.S. REAL EST,        WANGER            WANGER
PRICE LEVEL                                      CL II             CL I              CL II             INTL               USA
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $1.41             $  --             $  --             $  --
1.05%                                             0.59                --              0.62              0.68              0.62
1.10%                                               --              1.40                --                --                --
1.15%                                             0.59                --              1.09              1.22              0.84
1.20%                                             0.59              1.13              0.62              0.68              0.62
1.25%                                               --                --                --                --                --
1.25%                                             0.59              1.39              0.61              0.67              0.62
1.30%                                             0.59              1.51              1.08              1.21              0.84
1.35%                                             0.59              1.38              1.08              1.20              0.84
1.40%                                               --                --                --                --                --
1.40%                                             0.59              1.38              0.61              1.33              1.12
1.45%                                             0.59              1.12              1.07              1.20              0.83
1.50%                                             0.59              1.37              1.07              0.87              1.10
1.55%                                             0.59              1.49              1.07              1.19              0.83
1.60%                                             0.59              1.36              0.61              0.66              0.85
1.65%                                             0.59              1.48              1.06              1.19              0.82
1.70%                                             0.59              1.35              1.06              1.18              0.82
1.75%                                             0.59              1.10              1.06              1.18              0.82
1.80%                                             0.59              1.34              1.05              1.18              0.82
1.85%                                             0.59              1.47              1.05              1.18              0.82
1.90%                                             0.58                --              1.05              1.17              0.81
1.95%                                             0.58                --              1.05              1.17              0.81
2.00%                                             0.58                --              1.04              1.17              0.81
2.05%                                             0.58                --              1.04              1.17              0.81
2.10%                                             0.58                --              1.04              1.16              0.81
2.15%                                             0.58                --              1.04              1.16              0.81
2.20%                                             0.58                --              1.03              1.16              0.80
-----------------------------------------------------------------------------------------------------------------------------------

                                                WF ADV            WF ADV            WF ADV            WF ADV            WF ADV
                                               VT ASSET           VT C&B             VT EQ            VT INTL          VT LG CO
PRICE LEVEL                                      ALLOC          LG CAP VAL            INC              CORE              CORE
                                           ----------------------------------------------------------------------------------------
1.00%                                            $  --             $  --             $  --             $  --             $  --
1.05%                                             0.81              0.71              0.71              0.66              0.68
1.10%                                               --                --                --                --                --
1.15%                                             0.93              0.84              0.84              0.90              0.71
1.20%                                             0.88              0.80              0.90              0.64              0.45
1.25%                                               --                --                --                --                --
1.25%                                             0.87              0.79              0.89              0.63              0.44
1.30%                                             0.92              0.83              0.84              0.89              0.71
1.35%                                             0.92              0.83              0.84              0.89              0.71
1.40%                                               --                --                --                --                --
1.40%                                             0.86              0.78              0.88              0.63              0.44
1.45%                                             0.85              0.78              0.88              0.62              0.44
1.50%                                             0.85              0.77              0.87              0.62              0.43
1.55%                                             0.91              0.82              0.83              0.88              0.70
1.60%                                             1.12              1.08              0.87              1.19              0.87
1.65%                                             0.84              0.76              0.86              0.61              0.43
1.70%                                             0.83              0.76              0.86              0.61              0.43
1.75%                                             0.90              0.81              0.82              0.87              0.69
1.80%                                             1.11              1.07              1.05              1.17              0.86
1.85%                                             0.90              0.81              0.82              0.87              0.69
1.90%                                             0.90              0.81              0.82              0.86              0.69
1.95%                                               --                --                --                --                --
2.00%                                             0.89              0.80              0.81              0.86              0.68
2.05%                                             0.89              0.80              0.81              0.86              0.68
2.10%                                             0.89              0.80              0.81              0.86              0.68
2.15%                                             0.89              0.80              0.81              0.85              0.68
2.20%                                             0.89              0.80              0.80              0.85              0.68
-----------------------------------------------------------------------------------------------------------------------------------





 360    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                         WF ADV            WF ADV            WF ADV            WF ADV
                                                        VT LG CO          VT MONEY          VT SM CAP      VT TOTAL RETURN
PRICE LEVEL                                                GRO               MKT               GRO              BOND
                                                    ----------------------------------------------------------------------
1.00%                                                     $  --             $  --             $  --             $  --
1.05%                                                      0.66              1.08              0.66              1.11
1.10%                                                        --                --                --                --
1.15%                                                      0.70              1.10              0.88              1.14
1.20%                                                      0.46              1.15              0.33              1.47
1.25%                                                        --                --                --                --
1.25%                                                      0.45              1.15              0.33              1.47
1.30%                                                      0.69              1.09              0.88              1.13
1.35%                                                      0.69              1.09              0.88              1.13
1.40%                                                        --                --                --                --
1.40%                                                      0.45              1.12              0.33              1.43
1.45%                                                      0.45              1.12              0.33              1.42
1.50%                                                      0.44              1.11              0.32              1.41
1.55%                                                      0.69              1.08              0.87              1.12
1.60%                                                      0.88              1.06              1.36              1.12
1.65%                                                      0.44              1.10              0.32              1.40
1.70%                                                      0.44              1.09              0.32              1.39
1.75%                                                      0.68              1.07              0.86              1.11
1.80%                                                      0.87              1.04              1.35              1.11
1.85%                                                      0.68              1.06              0.86              1.10
1.90%                                                      0.68              1.06              0.85              1.10
1.95%                                                        --                --                --                --
2.00%                                                      0.67              1.05              0.85              1.09
2.05%                                                      0.67              1.05              0.85              1.09
2.10%                                                      0.67              1.05              0.85              1.09
2.15%                                                      0.67              1.05              0.84              1.09
2.20%                                                      0.67              1.04              0.84              1.08
--------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    361

The following is a summary of units outstanding at Dec. 31, 2008:



                                                AIM VI            AIM VI            AIM VI            AIM VI            AIM VI
                                              BASIC VAL,         CAP APPR,         CAP APPR,         CAP DEV,          CAP DEV,
PRICE LEVEL                                     SER II             SER I            SER II             SER I            SER II
                                           ----------------------------------------------------------------------------------------
1.00%                                            742,594           167,718             5,594               --              64,314
1.05%                                                 --                --         1,224,386               --                  --
1.10%                                          3,472,317         1,270,797            85,121               --             512,467
1.15%                                            944,757           143,182            60,618               --                  --
1.20%                                            743,276           701,400           510,216               --              36,156
1.25%                                                 --                --                --               --                  --
1.25%                                            647,595         2,040,371           518,750               --              71,666
1.30%                                          1,082,746                --            44,259               --              87,715
1.35%                                          4,856,110         1,930,463           612,860               --             305,364
1.40%                                                 --                --                --               --                  --
1.40%                                            507,312         1,233,139           602,441          137,378              86,835
1.45%                                          1,691,246         1,488,298            62,162               --             113,957
1.50%                                          1,604,302         2,086,574           738,553           35,335              13,031
1.55%                                          1,010,643                --           453,197               --              72,333
1.60%                                             91,510         1,626,446           281,951          560,796             101,384
1.65%                                          1,239,944           186,639            95,207               --              31,124
1.70%                                          2,882,015           331,473         3,855,577               --             110,495
1.75%                                          2,094,014                --             3,527               --              27,513
1.80%                                             50,763                --            94,114               --              36,952
1.85%                                            148,235                --            68,100               --              21,969
1.90%                                          4,292,352                --         2,458,057               --              69,806
1.95%                                          2,273,515                --                --               --               1,743
2.00%                                             29,884                --            10,668               --                  --
2.05%                                            163,972                --           135,278               --                  --
2.10%                                            745,671                --           146,043               --                  --
2.15%                                            690,657                --                --               --                  --
2.20%                                                 --                --                --               --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         32,005,430        13,206,500        12,066,679          733,509           1,764,824
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                    AIM VI
                                                AIM VI            AIM VI           GLOBAL -           AIM VI            AIM VI
                                               CORE EQ,          CORE EQ,         HLTH CARE,         INTL GRO,         INTL GRO,
PRICE LEVEL                                      SER I            SER II            SER II             SER I            SER II
                                           ----------------------------------------------------------------------------------------
1.00%                                             86,262            30,056                --               --                  --
1.05%                                                 --                --                --               --           9,068,657
1.10%                                          1,056,516           144,445                --               --                  --
1.15%                                            169,830                --                --               --             322,488
1.20%                                          1,470,733             8,012                --               --           6,548,713
1.25%                                                 --                --                --               --                  --
1.25%                                          3,332,902            33,109                --               --           2,942,376
1.30%                                                 --            20,237                --               --             261,829
1.35%                                          1,884,422            41,860                --               --           2,888,454
1.40%                                                 --                --                --               --                  --
1.40%                                          4,141,723            10,224                --          836,322           3,477,393
1.45%                                          2,117,344            26,091                --               --           5,951,377
1.50%                                          1,937,127               324                --               --           2,361,780
1.55%                                                 --             3,372                --               --           1,389,863
1.60%                                          1,848,214                --                --               --           1,099,046
1.65%                                            204,187            30,515            18,870               --           3,188,647
1.70%                                            357,832            11,334            17,355               --          25,377,021
1.75%                                                 --             2,225            69,578               --          13,057,291
1.80%                                             12,189                --            10,387               --             587,362
1.85%                                                 --                --                --               --           1,027,096
1.90%                                                 --                --             3,086               --          16,451,754
1.95%                                                 --                --                --               --           7,640,335
2.00%                                                 --                --                --               --             131,941
2.05%                                                 --                --                --               --             778,578
2.10%                                                 --                --                --               --           2,489,368
2.15%                                                 --                --            21,529               --           1,247,181
2.20%                                                 --                --                --               --              19,756
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         18,619,281           361,804           140,805          836,322         108,308,306
-----------------------------------------------------------------------------------------------------------------------------------





 362    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                AIM VI            AB VPS            AB VPS            AB VPS            AB VPS
                                             MID CAP CORE       BAL WEALTH       GLOBAL TECH,       GRO & INC,        INTER BOND,
PRICE LEVEL                                   EQ, SER II      STRATEGY, CL B         CL B              CL B              CL B
                                           ----------------------------------------------------------------------------------------
1.00%                                                  --           31,974           155,702         1,006,108                --
1.05%                                                  --               --                --            20,157                --
1.10%                                                  --          659,321         1,400,101         5,177,495                --
1.15%                                             185,847           14,829                --             7,084                --
1.20%                                                  --          111,484            35,141           181,965                --
1.25%                                                  --               --                --                --                --
1.25%                                                  --           41,169           610,185         2,392,557                --
1.30%                                             162,271           53,607            81,102           192,340                --
1.35%                                             316,580          455,467         2,150,090         7,720,092                --
1.40%                                                  --               --                --                --                --
1.40%                                                  --           54,648           569,977           357,747           704,018
1.45%                                             229,158           67,225           107,619           210,442                --
1.50%                                             327,365           15,874           388,193           221,175           708,224
1.55%                                             106,425           86,854           211,840           396,078                --
1.60%                                                  --           13,098         1,521,767           228,741         1,227,954
1.65%                                             226,166            7,949            43,477           399,987                --
1.70%                                             663,675            2,216           100,452            84,284                --
1.75%                                             400,288           49,848            57,765           174,134                --
1.80%                                               7,557           24,660                --           107,542                --
1.85%                                              25,510               --            36,513            27,704                --
1.90%                                             796,199               --                --           113,071                --
1.95%                                             417,004            6,935                --             6,731                --
2.00%                                               5,304               --                --             1,277                --
2.05%                                              28,726               --                --            66,319                --
2.10%                                             178,003           20,075                --               789                --
2.15%                                             125,193               --            10,126            21,172                --
2.20%                                                  --               --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           4,201,271        1,717,233         7,480,050        19,114,991         2,640,196
-----------------------------------------------------------------------------------------------------------------------------------


                                                AB VPS            AB VPS             AC VP             AC VP             AC VP
                                               INTL VAL,        LG CAP GRO,       INC & GRO,      INFLATION PROT,        INTL,
PRICE LEVEL                                      CL B              CL B              CL I              CL II             CL II
                                           ----------------------------------------------------------------------------------------
1.00%                                                  --          517,466                --                --                --
1.05%                                          15,837,695               --                --                --                --
1.10%                                                  --        2,411,368                --                --                --
1.15%                                           3,533,368               --                --         3,849,027                --
1.20%                                          11,184,475           95,228                --                --                --
1.25%                                                  --               --                --                --                --
1.25%                                           5,544,762        1,014,186                --                --                --
1.30%                                           2,430,809          110,630                --         2,767,379                --
1.35%                                           6,987,096        4,232,346                --         4,748,263                --
1.40%                                                  --               --                --                --                --
1.40%                                           5,705,811        1,186,445           555,235         2,112,401                --
1.45%                                           7,307,974          107,070                --         2,313,353            24,980
1.50%                                           5,877,937          321,619                --         4,201,108                --
1.55%                                           3,024,385          246,135                --         1,844,168                --
1.60%                                           3,014,789        1,740,519                --         1,853,482                --
1.65%                                           5,395,980          137,120                --         2,977,538                --
1.70%                                          37,213,217            5,974                --        14,851,897             7,072
1.75%                                          15,828,189           10,696                --         5,446,518               680
1.80%                                           1,490,609               --                --         1,131,992                --
1.85%                                           1,872,820           12,474                --         1,367,150                --
1.90%                                          27,145,774               --                --        13,696,347            68,051
1.95%                                          10,280,458               --                --         4,261,227                --
2.00%                                             324,982               --                --           347,913                --
2.05%                                           1,481,707               --                --           891,617            13,030
2.10%                                           3,883,080               --                --         2,193,296                --
2.15%                                           2,148,572               --                --         1,305,545                --
2.20%                                              39,881               --                --            18,700                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         177,554,370       12,149,276           555,235        72,178,921           113,813
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    363

                                                 AC VP             AC VP             AC VP             AC VP              COL
                                             MID CAP VAL,         ULTRA,             VAL,              VAL,          ASSET ALLOC,
PRICE LEVEL                                      CL II             CL II             CL I              CL II            VS CL A
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --                --                --               --                  --
1.05%                                                 --            11,089                --               --                  --
1.10%                                                 --                --                --               --                  --
1.15%                                                 --         2,161,708                --            1,999             116,940
1.20%                                                 --           236,605                --               --                  --
1.25%                                                 --                --                --               --                  --
1.25%                                                 --                --                --               --             144,037
1.30%                                                 --         1,548,898                --            1,107                  --
1.35%                                              4,586         2,632,745                --            6,920                  --
1.40%                                                 --                --                --               --                  --
1.40%                                             18,023                 2           455,714           12,915                  --
1.45%                                                 --         3,189,180                --            1,816                  --
1.50%                                                 --         1,980,314                --           51,050                  --
1.55%                                                 --           646,046                --               --                  --
1.60%                                                 --            10,748                --           65,559                  --
1.65%                                             24,690         2,114,553                --           56,337                  --
1.70%                                              5,933         7,837,222                --           77,040                  --
1.75%                                                 --         5,587,075                --               --                  --
1.80%                                                 --           221,300                --           44,911                  --
1.85%                                                 --           255,431                --               --                  --
1.90%                                                 --         6,039,533                --           18,787                  --
1.95%                                                 --         4,941,856                --           15,023                  --
2.00%                                                 --            79,264                --               --                  --
2.05%                                                 --           231,005                --               --                  --
2.10%                                              5,654         1,039,026                --               --                  --
2.15%                                                 --         1,514,328                --               --                  --
2.20%                                                 --            41,769                --               --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                             58,886        42,319,697           455,714          353,464             260,977
-----------------------------------------------------------------------------------------------------------------------------------


                                           COL FEDERAL SEC,       COL HI              COL               COL           COL MARSICO
                                                  VS             YIELD, VS       HI YIELD, VS     LG CAP GRO, VS         GRO,
PRICE LEVEL                                      CL A              CL A              CL B              CL A             VS CL A
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --                --                --               --                  --
1.05%                                                 --                --            17,996               --          19,916,305
1.10%                                                 --                --                --               --                  --
1.15%                                            331,141            83,601           977,585          408,697             984,540
1.20%                                                 --                --            62,158               --          14,145,640
1.25%                                                 --                --                --               --                  --
1.25%                                            872,383           406,794            13,677          310,736           6,615,302
1.30%                                                 --                --           574,474               --             723,795
1.35%                                                 --                --         1,257,377               --           6,418,416
1.40%                                                 --                --                --               --                  --
1.40%                                                 --                --             4,306               --           7,564,098
1.45%                                                 --                --         1,008,605               --          11,907,518
1.50%                                                 --                --         1,115,933               --           5,167,089
1.55%                                                 --                --           447,702               --           3,133,193
1.60%                                                 --                --             5,059               --           2,267,061
1.65%                                                 --                --           789,159               --           6,349,140
1.70%                                                 --                --         3,350,715               --          52,069,109
1.75%                                                 --                --         2,390,391               --          25,921,350
1.80%                                                 --                --           182,169               --           1,182,983
1.85%                                                 --                --            98,402               --           2,077,621
1.90%                                                 --                --         3,076,622               --          33,416,439
1.95%                                                 --                --         2,138,069               --          15,534,026
2.00%                                                 --                --            31,099               --             288,720
2.05%                                                 --                --           188,332               --           1,630,668
2.10%                                                 --                --           677,438               --           4,923,678
2.15%                                                 --                --           622,597               --           2,494,319
2.20%                                                 --                --             6,945               --              35,459
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,203,524           490,395        19,036,810          719,433         224,766,469
-----------------------------------------------------------------------------------------------------------------------------------





 364    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                  COL
                                             MARSICO INTL           COL               COL               CS                CS
                                                 OPP,           SM CAP VAL,       SM CO GRO,         COMMODITY          U.S. EQ
PRICE LEVEL                                     VS CL B           VS CL B           VS CL A           RETURN           FLEX III
                                           ----------------------------------------------------------------------------------------
1.00%                                                --                  --               --               --                --
1.05%                                            31,685          13,624,011               --               --                --
1.10%                                                --                  --               --               --                --
1.15%                                                --             339,085           23,096               --                --
1.20%                                            14,131           9,854,833               --               --                --
1.25%                                                --                  --               --               --                --
1.25%                                                --           4,483,697           68,852            1,993                --
1.30%                                                --             274,155               --           13,229                --
1.35%                                            13,960           3,143,639               --            3,445                --
1.40%                                                --                  --               --               --                --
1.40%                                                --           5,290,240               --           23,989            33,884
1.45%                                            25,402           6,327,053               --              966                --
1.50%                                            37,348           2,559,566               --           13,556            37,784
1.55%                                                --           1,523,137               --               --                --
1.60%                                                --           1,613,991               --            8,986           186,704
1.65%                                                --           3,368,026               --               --                --
1.70%                                            20,356          28,149,632               --          140,024                --
1.75%                                                --          13,991,119               --          253,285                --
1.80%                                                --             601,910               --           22,424                --
1.85%                                             7,326           1,124,829               --               --                --
1.90%                                            21,237          17,910,977               --               --                --
1.95%                                                --           8,531,469               --               --                --
2.00%                                                --             154,994               --               --                --
2.05%                                                --             857,999               --               --                --
2.10%                                            12,680           2,709,720               --            7,288                --
2.15%                                                --           1,351,723               --               --                --
2.20%                                                --              17,521               --               --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           184,125         127,803,326           91,948          489,185           258,372
-----------------------------------------------------------------------------------------------------------------------------------


                                                DREY IP           DREY IP          DREY SOC          DREY VIF          DREY VIF
                                             MIDCAP STOCK,       TECH GRO,         RESP GRO,           APPR,           INTL EQ,
PRICE LEVEL                                      SERV              SERV              INIT              SERV              SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                                --                  --               --               --                --
1.05%                                                --                  (6)              --               --             3,006
1.10%                                                --                  --               --               --                --
1.15%                                                --             862,466               --           11,822                --
1.20%                                                --              49,810          232,361               --                --
1.25%                                                --                  --               --               --                --
1.25%                                                --                  --          564,320               --                --
1.30%                                               596             592,421               --          152,495                --
1.35%                                            12,072           1,063,358               --           14,460                --
1.40%                                                --                  --               --               --                --
1.40%                                                --             477,147          254,389           58,153                --
1.45%                                            10,636             747,533          465,876           14,089            26,477
1.50%                                            29,023             926,438          116,306           21,358                --
1.55%                                                --             352,013               --               --                --
1.60%                                                --             550,121               --          159,963             1,700
1.65%                                                --             786,614           43,397               --                --
1.70%                                            19,510           3,051,199          264,770           13,764            16,899
1.75%                                                --           1,458,007               --           10,480                --
1.80%                                                --             288,660               --           47,106             2,127
1.85%                                                --             218,897               --               --                --
1.90%                                                --           2,986,893               --           99,970                --
1.95%                                                --           1,164,987               --               --                --
2.00%                                                --              40,105               --               --                --
2.05%                                                --             169,497               --           67,842                --
2.10%                                                --             395,586               --               --                --
2.15%                                                --             377,966               --               --                --
2.20%                                                --               9,243               --               --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                            71,837          16,568,955        1,941,419          671,502            50,209
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    365

                                               DREY VIF            EV VT             EG VA             EG VA             EG VA
                                               INTL VAL,       FLOATING-RATE      CORE BOND,     DIV CAP BUILDER,  DIV INC BUILDER,
PRICE LEVEL                                      SERV               INC              CL 2              CL 2              CL 1
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --                --           740,155            69,900           212,391
1.05%                                                 --         8,170,218                --                --                --
1.10%                                                 --                --         2,790,084           297,421         1,082,141
1.15%                                                 --           392,783         1,307,135                --                --
1.20%                                                 --         5,612,040           677,127            74,681                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --         2,594,407           711,557            57,241           464,354
1.30%                                              1,656           402,022         2,320,716            98,748                --
1.35%                                             15,645         2,934,049         5,190,337           221,673         1,379,219
1.40%                                                 --                --                --                --                --
1.40%                                                 --         3,241,116         1,538,674            77,490                --
1.45%                                              7,799         4,505,989           688,093             9,145                --
1.50%                                             30,321         2,569,125         2,316,703            30,648                --
1.55%                                                 --         1,436,922         1,874,440           142,695                --
1.60%                                                 --           986,721           266,165             7,070                --
1.65%                                              6,620         2,724,613           789,299           190,068                --
1.70%                                             65,977        22,671,989         5,263,115            31,818                --
1.75%                                             14,993        10,276,141           351,859           150,182                --
1.80%                                              8,446           572,698            31,714                --                --
1.85%                                                 --           978,094           268,488            24,549                --
1.90%                                             37,636        14,634,880         5,427,796                --                --
1.95%                                             23,585         6,563,284                --                --                --
2.00%                                                 --           145,615            16,691                --                --
2.05%                                                 --           829,904           503,875                --                --
2.10%                                                 --         2,023,357           596,832                --                --
2.15%                                              4,486         1,286,372                --                --                --
2.20%                                                 --            26,888                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                            217,164        95,579,227        33,670,855         1,483,329         3,138,105
-----------------------------------------------------------------------------------------------------------------------------------


                                                 EG VA             EG VA             EG VA             EG VA             EG VA
                                           DIV INC BUILDER,     FUNDAMENTAL       FUNDAMENTAL          GRO,             HI INC,
PRICE LEVEL                                      CL 2          LG CAP, CL 1      LG CAP, CL 2          CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            221,441            40,427           527,621            96,911           231,985
1.05%                                                 --                --                --                --                --
1.10%                                          1,643,872           334,815         2,311,991           825,192         1,199,654
1.15%                                          1,848,886                --           242,935           399,477           891,643
1.20%                                            675,286                --           967,149           307,018           230,665
1.25%                                                 --                --                --                --                --
1.25%                                            283,889           118,352           451,164            99,128           383,832
1.30%                                          2,042,702                --           779,057           385,183           856,643
1.35%                                          3,552,676           511,543         2,703,134         1,018,669         2,437,285
1.40%                                                 --                --                --                --                --
1.40%                                          1,033,034                --           550,473           166,759           508,087
1.45%                                            555,440                --           760,277           343,530           487,097
1.50%                                          3,010,398                --           437,992           466,677         1,186,314
1.55%                                          1,858,472                --           714,702           489,068         1,321,326
1.60%                                             47,265                --            99,921            15,979           151,699
1.65%                                            777,298                --           414,315            92,988           515,147
1.70%                                          5,564,460                --           746,349         1,084,507         2,938,341
1.75%                                            343,744                --           221,588            89,422            74,095
1.80%                                             33,505                --             7,749             2,646            20,951
1.85%                                            162,417                --            87,056            50,271           112,524
1.90%                                          6,813,594                --           825,324         1,524,813         3,417,489
1.95%                                                 --                --                --                --                --
2.00%                                             33,191                --             7,672             3,667             8,215
2.05%                                            583,692                --            77,081            74,514           253,126
2.10%                                            779,369                --           102,632           132,843           350,483
2.15%                                                 --                --                --                --                --
2.20%                                              2,289                --               279                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         31,866,920         1,005,137        13,036,461         7,669,262        17,576,601
-----------------------------------------------------------------------------------------------------------------------------------





 366    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                 EG VA             EG VA             EG VA             EG VA             EG VA
                                               INTL EQ,          INTL EQ,           OMEGA,            OMEGA,         SPECIAL VAL,
PRICE LEVEL                                      CL 1              CL 2              CL 1              CL 2              CL 1
                                           ----------------------------------------------------------------------------------------
1.00%                                            104,868           227,213           149,032           347,518            147,014
1.05%                                                 --                --                --                --                 --
1.10%                                            572,646         1,762,819           873,533         1,592,393          1,083,216
1.15%                                                 --           667,308                --         1,258,030                 --
1.20%                                                 --           755,203                --           873,418                 --
1.25%                                                 --                --                --                --                 --
1.25%                                            105,898           323,698           426,890           361,685            597,396
1.30%                                                 --           811,200                --           983,093                 --
1.35%                                            573,111         2,568,764         1,306,981         2,806,999          1,517,681
1.40%                                                 --                --                --                --                 --
1.40%                                                 --           491,072                --           333,133                 --
1.45%                                                 --           676,682                --           720,899                 --
1.50%                                                 --           815,689                --         1,349,596                 --
1.55%                                                 --           562,408                --         1,053,580                 --
1.60%                                                 --           100,153                --            46,558                 --
1.65%                                                 --           301,285                --           193,679                 --
1.70%                                                 --         1,823,085                --         2,718,533                 --
1.75%                                                 --           236,437                --           163,128                 --
1.80%                                                 --            19,137                --             7,980                 --
1.85%                                                 --            67,208                --            95,262                 --
1.90%                                                 --         2,459,336                --         4,435,177                 --
1.95%                                                 --                --                --                --                 --
2.00%                                                 --             6,507                --            15,998                 --
2.05%                                                 --           155,971                --           232,645                 --
2.10%                                                 --           227,587                --           413,937                 --
2.15%                                                 --                --                --                --                 --
2.20%                                                 --               493                --               575                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,356,523        15,059,255         2,756,436        20,003,816          3,345,307
-----------------------------------------------------------------------------------------------------------------------------------


                                                 EG VA            FID VIP           FID VIP           FID VIP           FID VIP
                                             SPECIAL VAL,          BAL,              BAL,           CONTRAFUND,       CONTRAFUND,
PRICE LEVEL                                      CL 2             SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            494,022                --                --           341,275          1,719,323
1.05%                                                 --                --                --                --         17,963,877
1.10%                                          1,832,194                --                --         3,431,752          7,562,138
1.15%                                             14,947            40,726                --                --          7,154,932
1.20%                                            552,083                --                --                --         11,059,569
1.25%                                                 --                --                --                --                 --
1.25%                                            317,282           341,523                --         1,247,823          6,031,626
1.30%                                            661,104                --                --                --          5,964,942
1.35%                                          1,584,071                --                --         4,253,451         16,215,592
1.40%                                                 --                --                --                --                 --
1.40%                                            689,606                --           104,776                --          8,294,034
1.45%                                            554,054                --                --                --         13,234,589
1.50%                                            338,676                --             6,758                --          8,395,748
1.55%                                            375,407                --                --                --          4,942,242
1.60%                                             35,315                --                --                --          4,457,632
1.65%                                            460,304                --                --                --          8,454,084
1.70%                                            314,772                --             8,265                --         47,719,048
1.75%                                            107,831                --                --                --         24,185,511
1.80%                                             40,796                --                --                --          2,072,731
1.85%                                             76,368                --                --                --          2,452,462
1.90%                                            351,164                --                --                --         44,134,436
1.95%                                                 --                --                --                --         16,898,465
2.00%                                                 --                --                --                --            549,992
2.05%                                            110,581                --                --                --          2,478,588
2.10%                                             24,321                --                --                --          6,342,863
2.15%                                                 --                --                --                --          3,794,493
2.20%                                                 --                --                --                --             82,722
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          8,934,898           382,249           119,799         9,274,301        272,161,639
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    367

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                               DYN APPR,        GRO & INC,        GRO & INC,           GRO,              GRO,
PRICE LEVEL                                    SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --                --                 --               --            112,914
1.05%                                                 --                --                 --               --              2,112
1.10%                                                 --                --                 --               --          1,015,594
1.15%                                                 --           116,126                 --           93,994                 --
1.20%                                            151,381                --                 --               --            152,161
1.25%                                                 --                --                 --               --                 --
1.25%                                            605,844           286,014                 --           53,093            401,216
1.30%                                                 --                --                 --               --            146,088
1.35%                                                 --                --                 --               --            618,200
1.40%                                                 --                --                 --               --                 --
1.40%                                             58,573           889,097             66,593               --            291,601
1.45%                                            235,717                --                 --               --            323,815
1.50%                                            135,701           727,923            104,458               --            243,486
1.55%                                                 --                --                 --               --            149,323
1.60%                                                 --         2,275,200                 --               --             44,269
1.65%                                                758                --                 --               --             67,319
1.70%                                             72,026                --             47,848               --            128,766
1.75%                                                 --                --                 --               --            148,098
1.80%                                                 --                --                 --               --                 --
1.85%                                                 --                --                 --               --             26,749
1.90%                                                 --                --                 --               --             36,311
1.95%                                                 --                --                 --               --             12,128
2.00%                                                 --                --                 --               --                 --
2.05%                                                 --                --                 --               --              8,164
2.10%                                                 --                --                 --               --             44,446
2.15%                                                 --                --                 --               --              7,694
2.20%                                                 --                --                 --               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,260,000         4,294,360            218,899          147,087          3,980,454
-----------------------------------------------------------------------------------------------------------------------------------


                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                                HI INC,           HI INC,         INVEST GR,         MID CAP,          MID CAP,
PRICE LEVEL                                     SERV CL          SERV CL 2         SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            258,962                --                 --          238,036            720,770
1.05%                                                 --                --         11,995,307               --         11,273,238
1.10%                                            831,144                --                 --        2,104,482          3,942,538
1.15%                                                 --                --          2,974,592          131,977          1,310,979
1.20%                                                 --            73,635          8,406,203               --          5,166,433
1.25%                                                 --                --                 --               --                 --
1.25%                                            567,538           227,700          3,840,970        1,074,543          4,421,753
1.30%                                                 --                --          2,006,020               --          1,454,542
1.35%                                          1,238,472                --          7,002,511        2,699,047          6,086,440
1.40%                                                 --                --                 --               --                 --
1.40%                                                 --           166,660          4,823,187          686,762          3,630,046
1.45%                                                 --           185,654          8,946,265               --          5,010,875
1.50%                                                 --           210,788          6,071,662          418,493          3,075,837
1.55%                                                 --                --          2,970,392               --          1,963,241
1.60%                                                 --                --          1,796,802        1,816,669          1,263,487
1.65%                                                 --            19,474          5,462,205               --          2,875,888
1.70%                                                 --           127,176         40,565,980               --         18,329,742
1.75%                                                 --                --         20,451,176               --          9,516,980
1.80%                                                 --                --          1,219,378               --            542,403
1.85%                                                 --                --          1,622,325               --            860,826
1.90%                                                 --                --         28,234,233               --         15,568,979
1.95%                                                 --                --         13,738,748               --          6,417,035
2.00%                                                 --                --            299,817               --            136,424
2.05%                                                 --                --          1,613,020               --            843,714
2.10%                                                 --                --          4,369,075               --          2,266,764
2.15%                                                 --                --          3,195,123               --          1,219,162
2.20%                                                 --                --             64,654               --             22,525
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          2,896,116         1,011,087        181,669,645        9,170,009        107,920,621
-----------------------------------------------------------------------------------------------------------------------------------





 368    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                FID VIP           FID VIP        FTVIPT FRANK      FTVIPT FRANK      FTVIPT FRANK
                                               OVERSEAS,         OVERSEAS,     GLOBAL REAL EST,      INC SEC,        RISING DIVD,
PRICE LEVEL                                     SERV CL          SERV CL 2           CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --           147,023            89,655                --                --
1.05%                                                 --         1,281,468           363,679           120,050            27,071
1.10%                                                 --           308,175           233,516                --                --
1.15%                                                 --           936,146            24,137           321,881            20,028
1.20%                                                 --           597,581           276,696           937,531                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --           525,398           686,807         1,905,193             4,381
1.30%                                                 --           559,331           106,542           864,779            29,206
1.35%                                                 --         1,797,193           367,511           470,395            26,970
1.40%                                                 --                --                --                --                --
1.40%                                            237,413           967,744           475,014           777,993             4,749
1.45%                                                 --           572,021           370,138         2,663,928            22,417
1.50%                                            142,772         1,472,005           437,240         3,113,691            94,880
1.55%                                                 --           706,443           135,834            80,575                --
1.60%                                          1,476,179           835,251           432,136           117,052                --
1.65%                                                 --           630,903           111,800           528,399            14,597
1.70%                                                 --         4,813,724           854,460         2,501,414           142,114
1.75%                                                 --           897,825            33,717           766,234           251,655
1.80%                                                 --           498,083            71,765           211,187                --
1.85%                                                 --           341,459           120,953           311,688                --
1.90%                                                 --         4,811,881           820,762         1,631,126           137,076
1.95%                                                 --           721,569                --           621,499            73,718
2.00%                                                 --            97,353            51,818            27,791                --
2.05%                                                 --           253,977            22,877           385,665            17,765
2.10%                                                 --           643,731           109,059           288,030            22,370
2.15%                                                 --           226,415             2,806            82,453           221,707
2.20%                                                 --             1,247                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,856,364        24,643,946         6,198,922        18,728,554         1,110,704
-----------------------------------------------------------------------------------------------------------------------------------


                                             FTVIPT FRANK      FTVIPT FRANK      FTVIPT MUTUAL      FTVIPT TEMP       FTVIPT TEMP
                                              SM CAP VAL,       SM MID CAP        SHARES SEC,      DEV MKTS SEC,       FOR SEC,
PRICE LEVEL                                      CL 2            GRO, CL 2           CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                            284,664           622,986         2,405,231            22,279           835,496
1.05%                                                 --             2,635            65,925                --                --
1.10%                                          1,145,381         3,698,159        10,909,978           168,577         4,519,063
1.15%                                                 --           256,112           497,796                --           117,239
1.20%                                            316,633         1,793,627         2,830,773                --           705,057
1.25%                                                 --                --         1,976,487(1)             --           240,345(3)
1.25%                                            665,797         3,120,572         3,954,121(2)        171,634         1,815,783(4)
1.30%                                            370,279           115,215         3,210,721                --           464,714
1.35%                                            829,889         4,200,248        11,358,016           298,895         4,640,929
1.40%                                                 --                --                --                --           936,113
1.40%                                            474,373         1,034,477         5,500,997                --                --
1.45%                                            465,692         2,355,281         2,853,650                --           616,038
1.50%                                            371,360         1,229,036         5,550,172                --           471,209
1.55%                                            327,181           169,672         2,708,104                --           464,672
1.60%                                             38,592            40,342         1,611,164                --           440,132
1.65%                                            253,182           553,950         2,937,991                --           346,560
1.70%                                            230,675         1,058,356         1,878,204                --           179,889
1.75%                                             37,248            59,068         1,046,614                --            74,624
1.80%                                             15,026             8,360            47,048                --                --
1.85%                                             86,830                --           398,255                --           157,533
1.90%                                                 --           141,094           485,024                --                --
1.95%                                                 --             6,734           187,851                --                --
2.00%                                                 --                --                --                --                --
2.05%                                                 --                --            18,539                --                --
2.10%                                                 --            21,264           129,335                --                --
2.15%                                                 --                --            90,953                --                --
2.20%                                                 --                --             6,658                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          5,912,802        20,487,188        62,659,607           661,385        17,025,396
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    369

                                              FTVIPT TEMP       FTVIPT TEMP         GS VIT            GS VIT            GS VIT
                                             GLOBAL BOND,        GRO SEC,          CAP GRO,           MID CAP       STRATEGIC INTL
PRICE LEVEL                                      CL 2              CL 2              INST            VAL, INST         EQ, INST
                                           ----------------------------------------------------------------------------------------
1.00%                                                  --               --               --                 --                 --
1.05%                                          11,040,643          104,631               --          7,743,984                 --
1.10%                                                  --               --               --                 --                 --
1.15%                                           1,891,989          109,086               --          2,351,072                 --
1.20%                                           7,608,005          440,967               --          2,524,167                 --
1.25%                                                  --               --               --                 --                 --
1.25%                                           3,768,803           26,130               --          1,777,201                 --
1.30%                                           1,454,376          442,080               --          1,721,386                 --
1.35%                                           5,343,635           66,046               --          4,517,869                 --
1.40%                                                  --               --               --                 --                 --
1.40%                                           4,554,630           58,649          125,467          2,222,128             80,190
1.45%                                           5,802,741          232,448               --          3,111,617                 --
1.50%                                           4,772,084          244,295           63,169          2,404,664             21,692
1.55%                                           2,507,469           27,062               --          1,809,633                 --
1.60%                                           1,725,899           95,876          401,854          1,395,781            286,739
1.65%                                           3,928,889          155,804               --          1,774,990                 --
1.70%                                          32,432,894          310,868               --         11,967,120                 --
1.75%                                          13,139,355          603,268               --         10,038,206                 --
1.80%                                           1,003,699           34,340               --            656,319                 --
1.85%                                           1,529,121            8,998               --          1,126,411                 --
1.90%                                          22,312,756          115,039               --         16,698,170                 --
1.95%                                           8,575,482          274,399               --          6,455,905                 --
2.00%                                             283,420               --               --            184,721                 --
2.05%                                           1,307,857           37,614               --            899,408                 --
2.10%                                           3,291,078          137,502               --          2,326,903                 --
2.15%                                           1,757,693           15,461               --          1,461,108                 --
2.20%                                              34,174               --               --             29,727                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         140,066,692        3,540,563          590,490         85,198,490            388,621
-----------------------------------------------------------------------------------------------------------------------------------


                                                GS VIT          JANUS ASPEN       JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                             STRUCTD U.S.          BAL,          GLOBAL TECH,        OVERSEAS,          JANUS,
PRICE LEVEL                                    EQ, INST            INST              SERV              SERV              SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                                  --               --               --                 --                 --
1.05%                                               3,340               --               --                 --         20,535,570
1.10%                                                  --               --               --                 --                 --
1.15%                                                  --               --           46,048                 --          1,404,548
1.20%                                             673,602               --               --                 --         14,596,991
1.25%                                                  --               --               --                 --                 --
1.25%                                           1,915,093               --           78,443                 --          9,448,799
1.30%                                                  --               --               --                 --            758,265
1.35%                                               2,143               --               --                 --          6,682,903
1.40%                                                  --               --               --                 --                 --
1.40%                                             746,349        1,818,544          246,276            529,827         12,007,505
1.45%                                           1,018,095               --               --                 --         12,314,545
1.50%                                           1,011,441               --           56,836            293,359          8,263,443
1.55%                                                  --               --               --                 --          3,261,464
1.60%                                           1,148,583               --          374,103          2,694,315          5,463,517
1.65%                                              80,780               --               --                 --          6,530,296
1.70%                                             492,190               --               --                 --         54,011,956
1.75%                                                  --               --               --                 --         27,014,588
1.80%                                                  --               --               --                 --          1,168,166
1.85%                                                  --               --               --                 --          2,166,142
1.90%                                                  --               --               --                 --         34,319,101
1.95%                                                  --               --               --                 --         16,164,542
2.00%                                                  --               --               --                 --            297,527
2.05%                                                  --               --               --                 --          1,638,129
2.10%                                                  --               --               --                 --          5,118,718
2.15%                                              24,544               --               --                 --          2,623,193
2.20%                                                  --               --               --                 --             38,479
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           7,116,160        1,818,544          801,706          3,517,501        245,828,387
-----------------------------------------------------------------------------------------------------------------------------------





 370    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                                JANUS ASPEN        JPM U.S.        LAZARD RETIRE     LAZARD RETIRE
                                              JANUS ASPEN         WORLD,            LG CAP           INTL EQ,       U.S. STRATEGIC,
PRICE LEVEL                                ENTERPRISE, SERV        INST             CORE EQ            SERV              SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --               --                 --                --               --
1.05%                                                 --               --                 --                --               --
1.10%                                                 --               --                 --                --               --
1.15%                                             67,184               --                 --                --               --
1.20%                                                 --               --                 --                --               --
1.25%                                                 --               --                 --                --               --
1.25%                                            126,345               --                 --                --               --
1.30%                                                 --               --                 --                --               --
1.35%                                                 --               --                 --                --               --
1.40%                                                 --               --                 --                --               --
1.40%                                            647,461          961,947            359,598            63,422           14,116
1.45%                                                 --               --                 --                --               --
1.50%                                            151,037               --            144,027            72,510           56,097
1.55%                                                 --               --                 --                --               --
1.60%                                          1,535,212               --            243,254           198,581          142,622
1.65%                                                 --               --                 --                --               --
1.70%                                                 --               --                 --                --               --
1.75%                                                 --               --                 --                --               --
1.80%                                                 --               --                 --                --               --
1.85%                                                 --               --                 --                --               --
1.90%                                                 --               --                 --                --               --
1.95%                                                 --               --                 --                --               --
2.00%                                                 --               --                 --                --               --
2.05%                                                 --               --                 --                --               --
2.10%                                                 --               --                 --                --               --
2.15%                                                 --               --                 --                --               --
2.20%                                                 --               --                 --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          2,527,239          961,947            746,879           334,513          212,835
-----------------------------------------------------------------------------------------------------------------------------------


                                               LM PTNRS         LVIP BARON          MFS INV           MFS INV           MFS INV
                                              VAR SM CAP         GRO OPP,         GRO STOCK,          TRUST,            TRUST,
PRICE LEVEL                                    GRO, CL I          SERV CL           SERV CL           INIT CL           SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --               --            448,592                --               --
1.05%                                                 --               --                 --                --               --
1.10%                                                 --               --          1,810,353                --               --
1.15%                                                 --               --             14,886                --           70,731
1.20%                                                 --               --             59,932           520,296               --
1.25%                                                 --               --                 --                --               --
1.25%                                                 --               --            396,840         1,179,660          385,903
1.30%                                                 --               --             37,459                --               --
1.35%                                                 --               --          1,523,546                --               --
1.40%                                                 --               --                 --                --               --
1.40%                                             10,085          222,416             67,662           262,013          167,026
1.45%                                                 --               --             62,963           844,208               --
1.50%                                              1,559          344,096             39,190           821,071           39,729
1.55%                                                 --               --            170,803                --               --
1.60%                                                 --          321,206                 --                --            9,558
1.65%                                                 --               --             33,578             8,851               --
1.70%                                             27,133               --             11,317           384,465           14,017
1.75%                                                 --               --             18,826                --               --
1.80%                                                 --               --              6,552                --               --
1.85%                                                 --               --              2,379                --               --
1.90%                                                 --               --             14,492                --               --
1.95%                                                 --               --                 --                --               --
2.00%                                                 --               --                 --                --               --
2.05%                                                 --               --             13,012                --               --
2.10%                                                 --               --             10,987                --               --
2.15%                                                 --               --                 --                --               --
2.20%                                                 --               --                 --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                             38,777          887,718          4,743,369         4,020,564          686,964
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    371

                                                  MFS               MFS               MFS               MFS               MFS
                                               NEW DIS,          NEW DIS,          RESEARCH,       TOTAL RETURN,     TOTAL RETURN,
PRICE LEVEL                                     INIT CL           SERV CL           INIT CL           INIT CL           SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --           203,736                --               --          2,580,576
1.05%                                                 --             2,029                --               --                 --
1.10%                                                 --         1,312,463                --               --         10,711,476
1.15%                                             16,009            34,362                --           48,340            310,530
1.20%                                                 --           125,451                --               --          1,668,653
1.25%                                                 --                --                --               --                 --
1.25%                                             12,348           581,512                --          269,593          4,112,231
1.30%                                                 --            45,498                --               --          1,983,813
1.35%                                                 --         1,017,580                --               --         13,391,649
1.40%                                                 --                --                --               --                 --
1.40%                                            577,958           113,468           585,969               --          2,119,513
1.45%                                                 --           103,992                --               --          1,568,480
1.50%                                             74,362            27,174           104,625               --          1,106,373
1.55%                                                 --            58,372                --               --          2,178,683
1.60%                                            676,185                --         1,335,048               --            466,011
1.65%                                                 --            96,938                --               --          1,996,028
1.70%                                                 --           101,108                --               --            660,785
1.75%                                                 --            70,249                --               --            610,663
1.80%                                                 --                --                --               --             42,931
1.85%                                                 --            21,825                --               --            439,024
1.90%                                                 --             4,316                --               --             93,709
1.95%                                                 --                --                --               --            120,478
2.00%                                                 --                --                --               --                 --
2.05%                                                 --            28,489                --               --             20,563
2.10%                                                 --                --                --               --             30,046
2.15%                                                 --                --                --               --             28,692
2.20%                                                 --                --                --               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,356,862         3,948,562         2,025,642          317,933         46,240,907
-----------------------------------------------------------------------------------------------------------------------------------


                                                  MFS               MFS
                                              UTILITIES,        UTILITIES,           NACM              OPCAP             OPCAP
PRICE LEVEL                                     INIT CL           SERV CL           SM CAP              EQ              MANAGED
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --            59,531                --               --                 --
1.05%                                                 --             9,846                --               --                 --
1.10%                                                 --           448,677                --               --                 --
1.15%                                             30,901            81,084                --               --                 --
1.20%                                            755,081            53,024                --               --                 --
1.25%                                                 --                --                --               --                 --
1.25%                                            878,422           275,465                --               --                 --
1.30%                                                 --            87,061                --               --                 --
1.35%                                                 --           164,075                --               --                 --
1.40%                                                 --                --                --               --                 --
1.40%                                            995,644           106,286           611,649          409,517            878,080
1.45%                                          1,155,641            48,508                --               --                 --
1.50%                                          1,163,009            64,658                --               --                 --
1.55%                                                 --           103,726                --               --                 --
1.60%                                          1,192,739            45,310                --               --                 --
1.65%                                            112,598           124,723                --               --                 --
1.70%                                            282,537            65,568                --               --                 --
1.75%                                                 --            55,033                --               --                 --
1.80%                                                 --             2,892                --               --                 --
1.85%                                                 --            29,717                --               --                 --
1.90%                                                 --            90,504                --               --                 --
1.95%                                                 --            29,570                --               --                 --
2.00%                                                 --                --                --               --                 --
2.05%                                                 --            47,645                --               --                 --
2.10%                                                 --            79,886                --               --                 --
2.15%                                                 --            95,040                --               --                 --
2.20%                                                 --                --                --               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          6,566,572         2,167,829           611,649          409,517            878,080
-----------------------------------------------------------------------------------------------------------------------------------





 372    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                 OPPEN             OPPEN             OPPEN             OPPEN             OPPEN
                                               CAP APPR          CAP APPR         GLOBAL SEC        GLOBAL SEC          HI INC
PRICE LEVEL                                       VA             VA, SERV             VA             VA, SERV             VA
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --           314,941                --           287,018                 --
1.05%                                                 --            29,564                --            21,945                 --
1.10%                                                 --         1,937,864                --         1,089,293                 --
1.15%                                                 --         2,333,402                --            20,596                 --
1.20%                                                 --           287,670                --           695,029                 --
1.25%                                                 --                --                --                --                 --
1.25%                                                 --           417,295                --         1,732,758                 --
1.30%                                                 --         1,785,172                --           196,241                 --
1.35%                                                 --         4,501,043                --           956,295                 --
1.40%                                                 --                --                --                --                 --
1.40%                                          1,062,013           179,809            63,424           566,236            762,940
1.45%                                                 --         2,536,167                --           930,156                 --
1.50%                                                 --         2,121,972                --           947,047                 --
1.55%                                                 --         1,310,528                --           260,110                 --
1.60%                                                 --           163,627                --           154,682                 --
1.65%                                                 --         1,623,096                --           645,221                 --
1.70%                                                 --         7,744,206                --           612,362                 --
1.75%                                                 --         4,378,008                --           139,968                 --
1.80%                                                 --           209,423                --            67,625                 --
1.85%                                                 --           283,313                --            37,936                 --
1.90%                                                 --         8,980,778                --           169,377                 --
1.95%                                                 --         3,876,321                --             3,947                 --
2.00%                                                 --            79,953                --             4,029                 --
2.05%                                                 --           412,855                --            20,802                 --
2.10%                                                 --         1,217,579                --            21,717                 --
2.15%                                                 --         1,139,474                --                --                 --
2.20%                                                 --            19,374                --                --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,062,013        47,883,434            63,424         9,580,390            762,940
-----------------------------------------------------------------------------------------------------------------------------------


                                                 OPPEN             OPPEN             OPPEN             OPPEN             OPPEN
                                              HI INC VA,          MAIN ST         MAIN ST SM         STRATEGIC      STRATEGIC BOND
PRICE LEVEL                                      SERV               VA           CAP VA, SERV         BOND VA          VA, SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                            351,272                --           221,007                --          1,571,938
1.05%                                                 --                --            24,476                --         18,542,302
1.10%                                            967,163                --         1,084,287                --          3,470,680
1.15%                                                 --                --            16,464                --          3,158,016
1.20%                                            210,644                --           476,488                --         10,614,330
1.25%                                                 --                --                --                --                 --
1.25%                                            302,367                --           320,163                --          6,743,294
1.30%                                            288,195                --           314,941                --          3,337,849
1.35%                                            738,409                --           889,321                --          9,858,586
1.40%                                                 --                --                --                --                 --
1.40%                                            398,632           195,410           210,489           119,887          8,700,875
1.45%                                            177,976                --           372,641                --         11,434,242
1.50%                                             32,426                --           127,437                --          7,050,799
1.55%                                            271,010                --           263,366                --          5,899,924
1.60%                                            116,285                --            72,608                --          3,319,230
1.65%                                            197,431                --           122,943                --          8,108,323
1.70%                                                 --                --           206,912                --         47,805,920
1.75%                                             60,762                --           393,076                --         24,993,261
1.80%                                                 --                --                --                --          1,800,525
1.85%                                             46,583                --            34,763                --          3,042,784
1.90%                                                 --                --            60,922                --         38,120,616
1.95%                                                 --                --            26,732                --         16,567,451
2.00%                                                 --                --               747                --            561,839
2.05%                                                 --                --                --                --          2,140,269
2.10%                                                 --                --                --                --          5,630,015
2.15%                                                 --                --                --                --          3,484,614
2.20%                                                 --                --                --                --             60,294
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          4,159,155           195,410         5,239,783           119,887        246,017,976
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    373

                                               PIMCO VIT          PUT VT            PUT VT            PUT VT            PUT VT
                                              ALL ASSET,         DIV INC,          DIV INC,         GLOBAL EQ,        GRO & INC,
PRICE LEVEL                                   ADVISOR CL           CL IA             CL IB             CL IA             CL IA
                                           ----------------------------------------------------------------------------------------
1.00%                                                  --               --               --                --                 --
1.05%                                          17,312,229               --               --                --                 --
1.10%                                                  --               --               --                --                 --
1.15%                                             861,139               --               --                --                 --
1.20%                                          12,167,604               --               --                --                 --
1.25%                                                  --               --               --                --                 --
1.25%                                           5,668,292               --               --                --                 --
1.30%                                             731,341               --               --                --                 --
1.35%                                           5,867,031               --               --                --                 --
1.40%                                                  --               --               --                --                 --
1.40%                                           6,697,691          831,805          646,120           421,981          1,504,382
1.45%                                          10,159,540               --               --                --                 --
1.50%                                           4,862,124               --               --                --                 --
1.55%                                           2,849,339               --               --                --                 --
1.60%                                           2,026,304               --               --                --                 --
1.65%                                           5,686,423               --               --                --                 --
1.70%                                          46,677,300               --               --                --                 --
1.75%                                          22,585,184               --               --                --                 --
1.80%                                           1,120,830               --               --                --                 --
1.85%                                           1,935,280               --               --                --                 --
1.90%                                          30,027,449               --               --                --                 --
1.95%                                          13,830,848               --               --                --                 --
2.00%                                             275,996               --               --                --                 --
2.05%                                           1,527,713               --               --                --                 --
2.10%                                           4,285,815               --               --                --                 --
2.15%                                           2,434,875               --               --                --                 --
2.20%                                              43,081               --               --                --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         199,633,428          831,805          646,120           421,981          1,504,382
-----------------------------------------------------------------------------------------------------------------------------------


                                                PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                              GRO & INC,        GLOBAL HLTH        HI YIELD,         HI YIELD,           INC,
PRICE LEVEL                                      CL IB          CARE, CL IB          CL IA             CL IB             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                             278,471            8,393               --                --                 --
1.05%                                                  --               --               --                --                 --
1.10%                                           1,582,340          223,597               --                --                 --
1.15%                                             196,376               --               --                --             22,255
1.20%                                              31,013           62,769               --                --                 --
1.25%                                                  --               --               --                --                 --
1.25%                                             891,845          203,094               --                --             16,415
1.30%                                              70,194           54,590               --                --                 --
1.35%                                           1,007,495          118,590               --                --                 --
1.40%                                                  --               --               --                --                 --
1.40%                                           1,860,562          136,265          394,201           378,642             16,814
1.45%                                              21,008          227,628               --                --                 --
1.50%                                              71,357          236,236               --                --             27,381
1.55%                                              84,777          114,197               --                --                 --
1.60%                                              29,931           58,002               --                --                 --
1.65%                                              32,499          113,540               --                --                 --
1.70%                                              11,135          123,033               --                --                 --
1.75%                                                  --           18,242               --                --                 --
1.80%                                                  --            5,463               --                --                 --
1.85%                                               1,641          100,096               --                --                 --
1.90%                                                  --           84,181               --                --                 --
1.95%                                                  --            2,134               --                --                 --
2.00%                                                  --            1,626               --                --                 --
2.05%                                                  --            4,006               --                --                 --
2.10%                                                  --               --               --                --                 --
2.15%                                                  --           25,052               --                --                 --
2.20%                                                  --               --               --                --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           6,170,644        1,920,734          394,201           378,642             82,865
-----------------------------------------------------------------------------------------------------------------------------------





 374    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                               INTL EQ,       INTL GRO & INC,    INTL NEW OPP,       NEW OPP,          RESEARCH,
PRICE LEVEL                                      CL IB             CL IB             CL IB             CL IA             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                            325,463                --            41,063                --             3,180
1.05%                                                 --                --                --                --                --
1.10%                                          1,695,683                --           389,399                --           133,653
1.15%                                             68,691                --                --                --                --
1.20%                                          2,382,474                --                --                --            21,477
1.25%                                                 --                --                --                --                --
1.25%                                          3,548,258                --           134,495                --                --
1.30%                                            258,998                --                --                --                --
1.35%                                          1,778,744                --           726,220                --            65,454
1.40%                                                 --                --                --                --                --
1.40%                                          1,487,221             4,124           209,876         1,070,825             3,050
1.45%                                          3,093,451                --                --                --             2,485
1.50%                                          1,501,312                --                --                --             6,153
1.55%                                            386,655                --                --                --             7,651
1.60%                                             55,872                --                --                --                --
1.65%                                            934,292                --                --                --                --
1.70%                                          1,133,722                --                --                --                --
1.75%                                             74,016                --                --                --                --
1.80%                                             12,134                --                --                --                --
1.85%                                             43,832                --                --                --                --
1.90%                                              9,594                --                --                --                --
1.95%                                                 --                --                --                --                --
2.00%                                                 --                --                --                --                --
2.05%                                                 --                --                --                --                --
2.10%                                             45,016                --                --                --                --
2.15%                                                 --                --                --                --                --
2.20%                                                 --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         18,835,428             4,124         1,501,053         1,070,825           243,103
-----------------------------------------------------------------------------------------------------------------------------------


                                                PUT VT            PUT VT            PUT VT            PUT VT             RW VT
                                              SM CAP VAL,         VISTA,           VOYAGER,          VOYAGER,           LG CAP
PRICE LEVEL                                      CL IB             CL IB             CL IA             CL IB            CORE EQ
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --            93,200                --                --            29,029
1.05%                                                267                --                --                --         1,155,570
1.10%                                                 --           905,972                --                --            36,590
1.15%                                             13,569           130,659                --                --           234,798
1.20%                                             45,336         1,430,504                --                --           522,436
1.25%                                                 --           253,536(5)             --                --                --
1.25%                                                 --         1,268,396(6)             --                --           290,763
1.30%                                             21,385            21,833                --                --           152,204
1.35%                                             43,319         1,168,173                --                --           302,860
1.40%                                                 --                --                --                --                --
1.40%                                             14,132           575,513           218,948         1,004,237           217,746
1.45%                                             17,880         2,146,886                --                --            78,091
1.50%                                             63,624         1,674,246                --                --           308,423
1.55%                                             16,764            10,277                --                --           221,170
1.60%                                              9,137                --                --                --            20,304
1.65%                                             44,925           136,575                --                --             8,810
1.70%                                            340,006           549,593                --                --           140,441
1.75%                                             54,408                --                --                --            30,435
1.80%                                              8,448                --                --                --                --
1.85%                                             10,144             1,543                --                --                --
1.90%                                            179,362             8,309                --                --            12,673
1.95%                                             56,057                --                --                --                --
2.00%                                              2,421                --                --                --                --
2.05%                                              4,712                --                --                --                --
2.10%                                             18,772                --                --                --                --
2.15%                                             26,088                --                --                --                --
2.20%                                              4,875                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                            995,631        10,375,215           218,948         1,004,237         3,762,343
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    375

                                                 RW VT             RW VT             RW VT             RW VT             ROYCE
                                                LG CAP            LG CAP            MID-CAP           SM CAP          MICRO-CAP,
PRICE LEVEL                                    GRO STOCK          VAL EQ            CORE EQ           VAL EQ           INVEST CL
                                           ----------------------------------------------------------------------------------------
1.00%                                              3,973              7,101           7,749             10,972                --
1.05%                                                 --                 --              --          1,136,451                --
1.10%                                              9,048              4,950           8,540             14,710                --
1.15%                                            745,817                 --          20,276            587,696                --
1.20%                                                 --              4,463              --            429,661                --
1.25%                                                 --                 --              --                 --                --
1.25%                                             14,374              9,944          16,723            231,112                --
1.30%                                            541,617             34,378           2,275            305,444                --
1.35%                                            739,037             93,921          35,408            556,312                --
1.40%                                                 --                 --              --                 --                --
1.40%                                             15,350              5,957          13,203            166,408           204,424
1.45%                                              1,101              1,014              --             28,130                --
1.50%                                            845,935              7,978              --            739,866           282,613
1.55%                                            293,457            120,989           4,207            262,749                --
1.60%                                                 --             23,733              --             15,323           472,273
1.65%                                             64,186                 --           4,185             11,373                --
1.70%                                            186,425                 --              --            259,852                --
1.75%                                             10,289              7,191              --             28,489                --
1.80%                                                 --                 --              --                 --                --
1.85%                                             13,673              3,891             251              7,095                --
1.90%                                              9,666                 --              --             15,938                --
1.95%                                                 --                 --              --                 --                --
2.00%                                                 --                 --              --                 --                --
2.05%                                                 --                 --              --                 --                --
2.10%                                                 --                 --              --                 --                --
2.15%                                                 --                 --              --                 --                --
2.20%                                                 --                 --              --                 --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          3,493,948            325,510         112,817          4,807,581           959,310
-----------------------------------------------------------------------------------------------------------------------------------


                                                 ROYCE              RVS               RVS               RVS
                                                SM-CAP,          PTNRS VP          PTNRS VP          PTNRS VP             RVS
PRICE LEVEL                                    INVEST CL      FUNDAMENTAL VAL     SELECT VAL        SM CAP VAL          VP BAL
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --                 --              --             68,123           276,954
1.05%                                                 --         16,103,912              --            844,699                --
1.10%                                                 --                 --              --            459,588           453,890
1.15%                                                 --            563,478             687          2,596,131            84,812
1.20%                                                 --         11,582,292              --            434,275                --
1.25%                                                 --                 --              --                 --                --
1.25%                                                 --          5,254,574              --            613,314           218,472
1.30%                                                 --            474,514              --          1,331,603                --
1.35%                                                 --          5,196,966              --          3,781,056           479,622
1.40%                                                 --                 --              --                 --                --
1.40%                                            239,315          6,224,858              --          2,044,996         1,248,564
1.45%                                                 --         10,481,253              --          2,163,454                --
1.50%                                            119,866          4,217,012              --          2,730,447           709,225
1.55%                                                 --          2,477,833          11,406          1,110,868                --
1.60%                                            332,590          1,935,681              --          1,473,790         1,329,859
1.65%                                                 --          5,598,450          13,323          2,323,375                --
1.70%                                                 --         45,483,399           7,047         11,363,939            36,125
1.75%                                                 --         22,913,597              --          3,966,520                --
1.80%                                                 --          1,008,160              --            738,866                --
1.85%                                                 --          1,834,046              --            605,187                --
1.90%                                                 --         29,240,888          28,346         11,630,692                --
1.95%                                                 --         13,664,520              --          3,378,946                --
2.00%                                                 --            251,380              --            189,624                --
2.05%                                                 --          1,391,450              --            670,332                --
2.10%                                                 --          4,344,019           5,181          1,542,974                --
2.15%                                                 --          2,240,469              --          1,004,802                --
2.20%                                                 --             34,699              --             17,206                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                            691,771        192,517,450          65,990         57,084,807         4,837,523
-----------------------------------------------------------------------------------------------------------------------------------





 376    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                RVS VP            RVS VP            RVS VP            RVS VP
                                                 CASH               DIV               DIV        GLOBAL INFLATION       SEL VP
PRICE LEVEL                                      MGMT              BOND             EQ INC           PROT SEC             GRO
                                           ----------------------------------------------------------------------------------------
1.00%                                            720,005            743,144           367,283                --           24,092
1.05%                                          1,399,322         27,863,173        27,147,549        11,338,691        1,417,367
1.10%                                          4,841,301          3,119,898         1,449,243                --           35,487
1.15%                                            835,129          2,090,928         4,712,319         1,134,608          389,864
1.20%                                          1,828,755         19,367,820        11,637,393         7,699,248          605,912
1.25%                                                 --                 --                --                --               --
1.25%                                          2,710,535          7,974,845         7,188,254         3,974,661          755,894
1.30%                                          2,107,250          2,893,860         2,933,519           865,215          218,387
1.35%                                          6,136,792         12,661,196        11,204,150         5,103,739        1,332,658
1.40%                                                 --                 --           421,242(7)             --               --
1.40%                                          4,752,882         10,453,199         8,505,278(8)      4,590,340        1,532,804
1.45%                                          1,365,342         16,779,991        12,449,096         6,044,589           71,522
1.50%                                          4,619,521         11,223,275         7,758,168         4,634,455        2,901,033
1.55%                                          4,387,569          6,054,777         3,515,414         2,606,663          679,095
1.60%                                          3,556,437          3,697,117         4,035,954         1,414,642          504,956
1.65%                                          3,612,315          9,684,574         7,708,066         3,655,714           20,065
1.70%                                          8,229,669         77,285,825        55,413,551        34,577,513        5,058,758
1.75%                                          4,450,357         35,806,694        27,079,735        13,579,243           77,284
1.80%                                          1,406,345          1,850,204         1,766,544           828,833           67,358
1.85%                                            372,436          3,518,805         1,879,974         1,340,615           59,941
1.90%                                          5,319,860         52,912,823        45,615,358        22,934,147        3,800,933
1.95%                                          2,015,346         22,574,421        18,840,524         8,616,631            1,795
2.00%                                             78,559            519,673           428,112           223,349           18,555
2.05%                                            772,588          3,101,011         2,377,740         1,340,524          188,609
2.10%                                            959,247          7,577,048         6,317,985         3,060,519          315,604
2.15%                                          1,282,630          4,684,935         3,765,620         1,674,403               --
2.20%                                            352,945            105,086            81,969            43,505              724
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         68,113,137        344,544,322       274,600,040       141,281,847       20,078,697
-----------------------------------------------------------------------------------------------------------------------------------


                                                RVS VP            RVS VP            RVS VP            SEL VP            RVS VP
                                               HI YIELD             INC               DYN             LG CAP            MID CAP
PRICE LEVEL                                      BOND               OPP               EQ                VAL               GRO
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --                 --           325,167                --              532
1.05%                                            490,048         10,342,209                --                --               --
1.10%                                                 --                 --         2,225,121                --           24,318
1.15%                                            698,899            664,042         2,481,260             4,461          215,081
1.20%                                            461,896          7,172,796         1,713,071                --           30,163
1.25%                                                 --                 --                --                --               --
1.25%                                            944,183          3,420,356         3,502,855                --            2,350
1.30%                                            418,562            483,508         2,385,313                --          133,136
1.35%                                            843,446          3,306,778         5,924,515            13,639          340,463
1.40%                                                 --                 --                --                --               --
1.40%                                          2,018,279          3,980,099         3,842,777                --        1,418,298
1.45%                                            746,177          5,119,068         4,256,327            16,614           31,499
1.50%                                          1,242,616          2,832,947         8,098,157            18,075          239,871
1.55%                                            453,130          1,616,028         2,151,539            14,540          149,258
1.60%                                          1,952,674          1,171,776         3,771,091                --          300,597
1.65%                                          1,295,388          2,818,339         3,845,399                --           96,162
1.70%                                          5,600,813         25,441,949        14,085,076             3,287          643,204
1.75%                                          1,357,132         11,615,804         3,350,306             6,382           91,429
1.80%                                            531,171            549,120           708,752                --          143,476
1.85%                                            702,628          1,027,617         1,054,356                --          138,522
1.90%                                          3,807,592         16,286,771        10,214,655            14,413          933,019
1.95%                                            918,284          7,265,464         2,951,801            11,940               --
2.00%                                            214,646            151,607           279,495                --           47,754
2.05%                                            276,651            904,413           477,810             7,758           55,241
2.10%                                            747,871          2,386,020         1,706,182                --          145,551
2.15%                                            456,891          1,235,448           913,722                --              569
2.20%                                              6,202             23,031                --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         26,185,179        109,815,190        80,264,747           111,109        5,180,493
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    377

                                                RVS VP              RVS             RVS VP            SEL VP            THDL VP
                                                MID CAP             VP               SHORT            SM CAP             EMER
PRICE LEVEL                                       VAL             S&P 500          DURATION             VAL              MKTS
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --           683,393            560,970           11,612                --
1.05%                                                 --             7,405          1,449,360               --         8,275,890
1.10%                                                 --         3,672,052          3,146,174          205,742                --
1.15%                                                 --           176,665            588,767           16,407         1,255,664
1.20%                                                 --           227,339          1,647,759           58,139         5,930,457
1.25%                                                 --         3,181,442(5)       1,350,924(9)            --                --
1.25%                                                 --           341,641(6)       1,373,020(10)      277,809         1,371,988
1.30%                                                 --         1,230,328          1,811,483               --         1,060,586
1.35%                                                 --         3,765,350          3,958,293          127,965         3,101,266
1.40%                                                 --                --            453,486(7)        80,384(7)             --
1.40%                                                 --           115,786          2,087,896(8)       174,779(8)      2,462,471
1.45%                                                 --           258,666          1,927,484          398,119         3,582,156
1.50%                                                 --           113,890          2,603,516          450,624         2,595,286
1.55%                                                 --           386,532          1,316,943               --         1,340,383
1.60%                                                 --            47,602            823,536          254,166         1,256,360
1.65%                                              5,793           282,424          1,818,004           31,474         2,430,316
1.70%                                            135,973           374,208          7,344,511           69,404        16,976,480
1.75%                                             63,036           927,633          3,282,855               --         7,641,391
1.80%                                            793,136            17,473            530,333               --           627,185
1.85%                                                 --            25,857            627,595               --           827,487
1.90%                                             97,608            93,599          5,772,375               --        12,125,078
1.95%                                                 --            14,110          1,766,115               --         4,942,341
2.00%                                                 --             3,938             65,820               --           135,757
2.05%                                                 --            13,018            558,847               --           668,204
2.10%                                              6,514            21,968            927,751               --         1,926,188
2.15%                                                 --                --            592,016               --           979,914
2.20%                                                 --                --             20,810               --            17,657
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,102,060        15,982,319         48,406,643        2,156,624        81,530,505
-----------------------------------------------------------------------------------------------------------------------------------


                                                THDL VP            THIRD           VANK LIT          VANK LIT          VANK UIF
                                                 INTL               AVE            COMSTOCK,        GRO & INC,     GLOBAL REAL EST,
PRICE LEVEL                                       OPP               VAL              CL II             CL II             CL II
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --                --            113,482          303,871                --
1.05%                                                 --                --         12,787,242               --         7,158,431
1.10%                                                 --                --          1,172,297          673,687                --
1.15%                                                 --                --          8,226,083               --           352,815
1.20%                                                 --                --          7,282,392          222,355         5,103,686
1.25%                                                 --                --                 --               --                --
1.25%                                              5,359                --          3,140,204           78,847         2,400,906
1.30%                                                 --                --          4,711,068           83,935           234,859
1.35%                                              2,126                --         11,264,571          417,584         2,225,724
1.40%                                                 --                --                 --               --                --
1.40%                                            675,769           202,634          6,104,041          180,109         2,687,243
1.45%                                              4,248                --         10,468,976          127,456         4,329,715
1.50%                                                 --           126,867          8,831,847           63,746         1,784,050
1.55%                                                 --                --          4,208,125          157,670         1,092,785
1.60%                                                506           610,504          3,872,342            7,102           810,406
1.65%                                              6,653                --          7,039,834          158,613         2,280,171
1.70%                                             20,151                --         43,373,062          102,263        18,344,779
1.75%                                             38,343                --         21,383,850           24,122         9,256,568
1.80%                                                 --                --          1,869,696               --           423,443
1.85%                                                 --                --          2,104,883           46,324           716,375
1.90%                                              1,625                --         43,307,986               --        11,789,607
1.95%                                              5,351                --         16,529,941               --         5,492,523
2.00%                                                 --                --            509,095               --            99,622
2.05%                                                 --                --          2,373,133               --           554,026
2.10%                                                 --                --          5,936,633               --         1,786,170
2.15%                                              3,993                --          3,817,024               --           871,535
2.20%                                                 --                --             77,797               --             8,975
-----------------------------------------------------------------------------------------------------------------------------------
Total                                            764,124           940,005        230,505,604        2,647,684        79,804,414
-----------------------------------------------------------------------------------------------------------------------------------





 378    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                               VANK UIF          VANK UIF          VANK UIF
                                             MID CAP GRO,     U.S. REAL EST,    U.S. REAL EST,        WANGER            WANGER
PRICE LEVEL                                      CL II             CL I              CL II             INTL               USA
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --             3,884                --                --                --
1.05%                                             12,353                --            75,339        10,601,236         5,499,085
1.10%                                                 --           189,394                --                --                --
1.15%                                                 --                --           206,061         1,350,229         1,875,485
1.20%                                              4,383            37,869           102,941         7,561,988         3,951,630
1.25%                                                 --                --                --                --                --
1.25%                                                 --               364            11,610         3,533,173         1,922,003
1.30%                                                 --            86,805           163,153           967,597         1,253,270
1.35%                                             17,954            88,196           281,251         3,201,637         3,353,450
1.40%                                                 --                --                --                --                --
1.40%                                                 --            99,186                --         2,248,906         2,146,308
1.45%                                              6,452           106,456           120,499         4,898,233         3,606,662
1.50%                                                 --            66,258           290,538         3,853,966         2,159,135
1.55%                                                 --            32,757           126,800         1,290,044         1,352,467
1.60%                                             16,403            30,713                --         2,259,994         2,236,219
1.65%                                                 --            59,368            75,216         2,773,086         2,748,751
1.70%                                              8,793            44,140           554,158        19,451,762        17,008,091
1.75%                                                 --            10,704           254,855        10,414,200         7,587,059
1.80%                                             20,934                --            45,985           439,613           789,752
1.85%                                                 --             6,026            17,918           759,262           894,344
1.90%                                                 --                --           693,798        12,927,119        12,713,046
1.95%                                              1,120                --           198,773         7,042,446         5,125,994
2.00%                                                 --                --             6,500           122,984           167,823
2.05%                                                 --                --            51,770           583,453           665,301
2.10%                                                 --                --           118,061         2,018,195         1,833,048
2.15%                                                 --                --            60,211         1,431,917         1,085,402
2.20%                                                 --                --               240            22,337            17,773
-----------------------------------------------------------------------------------------------------------------------------------
Total                                             88,392           862,120         3,455,677        99,753,377        79,992,098
-----------------------------------------------------------------------------------------------------------------------------------


                                                WF ADV            WF ADV            WF ADV            WF ADV            WF ADV
                                               VT ASSET           VT C&B             VT EQ            VT INTL          VT LG CO
PRICE LEVEL                                      ALLOC          LG CAP VAL            INC              CORE              CORE
                                           ----------------------------------------------------------------------------------------
1.00%                                                 --                --                --                --                --
1.05%                                                 --           625,306                --                --                --
1.10%                                                 --                --                --                --                --
1.15%                                              3,071            30,259           173,979                --             2,802
1.20%                                          2,686,179           615,524           823,487           251,204           169,047
1.25%                                                 --                --                --                --                --
1.25%                                          3,241,550         1,153,020         2,017,838           579,640           384,698
1.30%                                                 --            20,335            91,565                --                --
1.35%                                              1,338           362,830            67,460                --                --
1.40%                                                 --                --                --                --                --
1.40%                                          1,141,417           370,428         1,247,144           166,729           234,916
1.45%                                          3,582,792           429,325         1,343,477           480,151           288,672
1.50%                                          3,123,107         1,092,506         1,227,249           409,602           739,799
1.55%                                                 --           291,070            28,398            17,245            17,449
1.60%                                             76,414            54,242         1,156,876            16,413                --
1.65%                                            216,096           101,992           411,942            68,313           103,382
1.70%                                          1,078,065         2,279,768         1,427,433           268,969            49,299
1.75%                                                 --             2,014           235,934                --                --
1.80%                                                 --            37,917           406,347                --            10,644
1.85%                                             20,010            28,972           531,088            17,653            10,855
1.90%                                                 --         1,327,129         1,054,333             1,656             5,990
1.95%                                                 --                --                --                --                --
2.00%                                                 --             6,266            86,716                --                --
2.05%                                              2,638            37,241           110,042               364                --
2.10%                                             12,487            76,755           211,382                --                --
2.15%                                                 --                --               660                --                --
2.20%                                                 --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         15,185,164         8,942,899        12,653,350         2,277,939         2,017,553
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    379

                                                         WF ADV            WF ADV            WF ADV            WF ADV
                                                        VT LG CO          VT MONEY          VT SM CAP      VT TOTAL RETURN
PRICE LEVEL                                                GRO               MKT               GRO              BOND
                                                    ----------------------------------------------------------------------
1.00%                                                          --                --                --                --
1.05%                                                          --            70,428                --         2,553,708
1.10%                                                          --                --                --                --
1.15%                                                     858,914             3,604                --           499,730
1.20%                                                   3,475,012         1,246,908         1,147,529         1,798,644
1.25%                                                          --                --                --                --
1.25%                                                   5,319,191         3,474,537         1,942,520         2,735,068
1.30%                                                     374,991            21,453                --           334,899
1.35%                                                     442,036            59,882                --         1,999,714
1.40%                                                          --                --                --                --
1.40%                                                   6,851,865           874,852           966,306         2,684,917
1.45%                                                   5,612,330         1,576,248         1,593,707         1,054,822
1.50%                                                   4,785,270         1,494,515         1,742,353         2,229,994
1.55%                                                     122,855           144,900             4,500         1,580,025
1.60%                                                   2,812,992           269,730                --         1,510,377
1.65%                                                   3,940,784           164,252           277,559           950,761
1.70%                                                  10,007,170         2,212,650           755,185        11,176,157
1.75%                                                     397,105             4,208                --           241,512
1.80%                                                     936,714           141,069             4,572           649,457
1.85%                                                   1,143,215            39,619                --         1,032,666
1.90%                                                   4,276,437           756,989             2,374         8,640,417
1.95%                                                          --                --                --                --
2.00%                                                     155,004             3,172                --           306,219
2.05%                                                     541,658            36,571                --           456,418
2.10%                                                     545,968           166,553                --           966,523
2.15%                                                       8,982             1,720                --            12,541
2.20%                                                          --                --                --                --
--------------------------------------------------------------------------------------------------------------------------
Total                                                  52,608,493        12,763,860         8,436,605        43,414,569
--------------------------------------------------------------------------------------------------------------------------





 380    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

The following is a summary of net assets at Dec. 31, 2008:



                                                AIM VI            AIM VI            AIM VI            AIM VI            AIM VI
                                              BASIC VAL,         CAP APPR,         CAP APPR,         CAP DEV,          CAP DEV,
PRICE LEVEL                                     SER II             SER I            SER II             SER I            SER II
                                           ----------------------------------------------------------------------------------------
1.00%                                         $   454,938       $   83,793        $    5,164        $       --        $    52,557
1.05%                                                  39               --           759,606                --                 58
1.10%                                           2,113,376          622,988            78,101                --            416,021
1.15%                                             564,267           86,699            45,642                --                 59
1.20%                                             482,750          286,474           388,958                --             30,235
1.25%                                                  --               --                --                --                 --
1.25%                                             390,206        1,245,516           471,225                --             57,604
1.30%                                             883,058               --            42,467                --             95,701
1.35%                                           2,906,887          926,270           553,302                --            243,811
1.40%                                                  --               --                --                --                 --
1.40%                                             380,460          827,091           443,749           141,547             86,912
1.45%                                           1,085,569          594,637            46,775                --             94,077
1.50%                                           1,195,508          830,147           540,293            25,761             12,980
1.55%                                             812,138               --           428,399                --             77,759
1.60%                                              67,751          712,800           204,890           405,682            100,195
1.65%                                             990,505           73,377            89,469                --             33,261
1.70%                                           2,120,222          129,539         2,782,089                --            108,502
1.75%                                           1,322,014               --             2,613                --             22,365
1.80%                                              37,105               57            67,452                --             36,058
1.85%                                             117,013               --            63,275                --             23,200
1.90%                                           2,475,789               --         1,786,497                --             52,907
1.95%                                           1,308,293               --                72                --              1,377
2.00%                                              17,156               --             7,718                --                 56
2.05%                                              93,919               --            97,619                --                 57
2.10%                                             426,078               --           105,184                --                 56
2.15%                                             393,725               --                54                --                 56
2.20%                                                  36               --                54                --                 56
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $20,638,802       $6,419,388        $9,010,667        $  572,990        $ 1,545,920
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                    AIM VI
                                                AIM VI            AIM VI          GLOBAL HLTH         AIM VI            AIM VI
                                               CORE EQ,          CORE EQ,            CARE,           INTL GRO,         INTL GRO,
PRICE LEVEL                                      SER I            SER II            SER II             SER I            SER II
                                           ----------------------------------------------------------------------------------------
1.00%                                         $    69,242       $   23,973        $       --        $       --        $        --
1.05%                                                  --               --                55                --          5,577,040
1.10%                                             845,760          114,901                --                --                 --
1.15%                                             135,770               --                55                --            197,994
1.20%                                           1,174,218            6,356                55                --          4,017,429
1.25%                                                  --               --                --                --                 --
1.25%                                           2,664,542           26,221                54                --          1,803,528
1.30%                                                  --           16,012                54                --            160,344
1.35%                                           1,498,458           33,076                54                --          1,767,415
1.40%                                                  --               --                --                --                 --
1.40%                                           4,401,099            8,068                54         1,027,334          2,126,011
1.45%                                           1,679,319           20,453                54                --          3,635,612
1.50%                                           1,534,241              255                54                --          1,441,534
1.55%                                                  --            2,728                54                --            847,648
1.60%                                           1,459,901               78                54                --            669,734
1.65%                                             161,068           23,923            13,599                --          1,941,400
1.70%                                             281,895            8,873            12,496                --         15,437,833
1.75%                                                  --            1,739            50,057                --          7,936,465
1.80%                                               9,577               77             7,467                --            356,712
1.85%                                                  --               77                54                --            623,241
1.90%                                                  --               --             2,268                --          9,974,731
1.95%                                                  --               --                54                --          4,628,585
2.00%                                                  --               --                53                --             79,861
2.05%                                                  --               --                53                --            470,867
2.10%                                                  --               --                53                --          1,504,318
2.15%                                                  --               --            15,381                --            752,996
2.20%                                                  --               --                53                --             11,901
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $15,915,090       $  286,810        $  102,185        $1,027,334        $65,963,199
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    381

                                                AIM VI            AB VPS            AB VPS            AB VPS            AB VPS
                                             MID CAP CORE       BAL WEALTH       GLOBAL TECH,       GRO & INC,        INTER BOND,
PRICE LEVEL                                   EQ, SER II      STRATEGY, CL B         CL B              CL B              CL B
                                           ----------------------------------------------------------------------------------------
1.00%                                        $         --       $   26,326        $   46,259        $   787,292       $       --
1.05%                                                  60               67                45             13,571               --
1.10%                                                  --          542,367           412,395          4,016,750               --
1.15%                                             177,889           12,207                45              5,571               --
1.20%                                                  60           91,745            24,699            155,788               --
1.25%                                                  --               --                --                 --               --
1.25%                                                  60           33,911           177,417          1,833,527               --
1.30%                                             154,242           44,106            79,722            202,414               --
1.35%                                             300,211          374,426           619,829          5,862,251               --
1.40%                                                  --               --                --                 --               --
1.40%                                                  60           44,949           255,181            350,921          878,152
1.45%                                             216,320           55,285            74,674            178,041               --
1.50%                                             308,265           13,053           103,583            215,660          812,946
1.55%                                              99,987           71,411           205,185            410,711               --
1.60%                                                  59           10,767           432,255            221,530        1,511,763
1.65%                                             211,502            6,529            41,861            412,310               --
1.70%                                             619,131            1,820            91,471             81,305               --
1.75%                                             372,567           40,963            39,464            144,914               --
1.80%                                               7,020           20,262                44            102,006               --
1.85%                                              23,640               67            34,741             28,221               --
1.90%                                             735,858               67                44             85,880               --
1.95%                                             384,515            5,693                44              5,099               --
2.00%                                               4,881               67                44              1,022               --
2.05%                                              26,375               67                44             50,006               --
2.10%                                             162,987           16,481                44                593               --
2.15%                                             114,363               67             5,965             15,887               --
2.20%                                                  90               67                44                 56               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $  3,920,142       $1,412,770        $2,645,099        $15,181,326       $3,202,861
-----------------------------------------------------------------------------------------------------------------------------------

                                                AB VPS            AB VPS             AC VP             AC VP             AC VP
                                               INTL VAL,        LG CAP GRO,       INC & GRO,      INFLATION PROT,        INTL,
PRICE LEVEL                                      CL B              CL B              CL I              CL II             CL II
                                           ----------------------------------------------------------------------------------------
1.00%                                        $         --       $  227,803        $       --        $        --       $       --
1.05%                                           8,595,107               --                --              2,148               52
1.10%                                                  --        1,052,450                --                 --               --
1.15%                                           3,144,142               --                --          4,312,495               48
1.20%                                           6,045,573           77,706                --              2,140               52
1.25%                                                  --               --                --                 --               --
1.25%                                           2,993,034          436,971                --              2,137               52
1.30%                                           2,147,926          109,343                --          3,079,276               48
1.35%                                           6,159,838        1,807,935                --          5,270,914               48
1.40%                                                  --               --                --                 --               --
1.40%                                           5,018,276          609,259           550,468          2,339,456               52
1.45%                                           6,412,489           86,251                --          2,555,332           24,202
1.50%                                           5,145,695          135,755                --          4,630,999               47
1.55%                                           2,641,506          239,695                --          2,028,165               47
1.60%                                           2,626,851          785,992                --          2,033,734               52
1.65%                                           4,690,755          132,741                --          3,259,247               47
1.70%                                          32,274,196            5,174                --         16,219,334            6,772
1.75%                                          13,695,582            8,484                --          5,934,006              697
1.80%                                           1,327,915               72                --          1,230,496               47
1.85%                                           1,612,757           11,934                --          1,482,671               47
1.90%                                          23,324,015               --                --         14,817,739           64,568
1.95%                                           8,812,774               --                --          4,599,591               46
2.00%                                             277,919               --                --            374,653               46
2.05%                                           1,264,197               --                --            957,934           12,275
2.10%                                           3,305,316               --                --          2,350,917               46
2.15%                                           1,824,533               --                --          1,396,075               46
2.20%                                              33,796               --                --             19,951               46
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $143,374,192       $5,727,565        $  550,468        $78,899,410       $  109,383
-----------------------------------------------------------------------------------------------------------------------------------





 382    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                 AC VP             AC VP             AC VP             AC VP              COL
                                             MID CAP VAL,         ULTRA,             VAL,              VAL,          ASSET ALLOC,
PRICE LEVEL                                      CL II             CL II             CL I              CL II            VS CL A
                                           ----------------------------------------------------------------------------------------
1.00%                                         $       --        $        --       $        --        $     --        $         --
1.05%                                                 50              7,392                --              57                  --
1.10%                                                 --                 --                --              --                  --
1.15%                                                 50          1,528,749                --           1,842             135,936
1.20%                                                 50            157,058                --              57                  --
1.25%                                                 --                 --                --              --                  --
1.25%                                                 50                 49                --              57             166,482
1.30%                                                 50          1,087,715                --           1,033                  --
1.35%                                              3,120          1,844,519                --           6,165                  --
1.40%                                                 --                 --                --              --                  --
1.40%                                             12,107                 50           655,952          11,477                  --
1.45%                                                 50          2,224,091                --           1,654                  --
1.50%                                                 50          1,377,716                --          45,161                  --
1.55%                                                 50            448,414                --              44                  --
1.60%                                                 50              7,059                --          57,724                  --
1.65%                                             16,449          1,460,859                --          49,484                  --
1.70%                                              4,028          5,402,043                --          67,518                  --
1.75%                                                 50          3,842,025                --              62                  --
1.80%                                                 50            151,774                --          39,178                  --
1.85%                                                 50            174,822                --              44                  --
1.90%                                                 59          4,124,031                --          16,312                  --
1.95%                                                 49          3,366,670                --          13,012                  --
2.00%                                                 49             53,869                --              43                  --
2.05%                                                 49            156,637                --              43                  --
2.10%                                              3,787            702,821                --              43                  --
2.15%                                                 49          1,022,016                --              43                  --
2.20%                                                 49             28,124                --              43                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $   40,395        $29,168,503       $   655,952        $311,096        $    302,418
-----------------------------------------------------------------------------------------------------------------------------------

                                                  COL               COL               COL               COL               COL
                                             FEDERAL SEC,        HI YIELD,         HI YIELD,        LG CAP GRO,      MARSICO GRO,
PRICE LEVEL                                     VS CL A           VS CL A           VS CL B           VS CL A           VS CL A
                                           ----------------------------------------------------------------------------------------
1.00%                                         $       --        $        --       $        --        $     --        $         --
1.05%                                                 --                 --            14,431              --          13,432,644
1.10%                                                 --                 --                --              --                  --
1.15%                                            402,119             66,903           781,631         311,854             662,919
1.20%                                                 --                 --            49,637              --           9,516,690
1.25%                                                 --                 --                --              --                  --
1.25%                                          1,053,360            324,681            10,909         236,202           4,446,741
1.30%                                                 --                 --           457,494              --             486,152
1.35%                                                 --                 --         1,000,022              --           4,307,139
1.40%                                                 --                 --                --              --                  --
1.40%                                                 --                 --             3,421              --           5,071,770
1.45%                                                 --                 --           800,016              --           7,977,289
1.50%                                                 --                 --           884,000              --           3,458,828
1.55%                                                 --                 --           354,184              --           2,095,589
1.60%                                                 --                 --             4,053              --           1,515,033
1.65%                                                 --                 --           622,611              --           4,239,370
1.70%                                                 --                 --         2,639,957              --          34,737,755
1.75%                                                 --                 --         1,880,867              --          17,279,220
1.80%                                                 --                 --           143,154              --             787,929
1.85%                                                 --                 --            77,219              --           1,382,554
1.90%                                                 --                 --         2,411,187              --          22,219,695
1.95%                                                 --                 --         1,673,426              --          10,320,251
2.00%                                                 --                 --            24,308              --             191,658
2.05%                                                 --                 --           147,010              --           1,081,571
2.10%                                                 --                 --           528,046              --           3,262,901
2.15%                                                 --                 --           484,679              --           1,651,526
2.20%                                                 --                 --             5,395              --              23,479
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $1,455,479        $   391,584       $14,997,657        $548,056        $150,148,703
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    383

                                                  COL
                                             MARSICO INTL           COL               COL               CS                CS
                                                 OPP,           SM CAP VAL,       SM CO GRO,         COMMODITY          U.S. EQ
PRICE LEVEL                                     VS CL B           VS CL B           VS CL A           RETURN           FLEX III
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     --        $         --        $     --          $     --          $     --
1.05%                                            18,405           9,675,893              --                54                --
1.10%                                                --                  --              --                --                --
1.15%                                                43             334,161          28,282                54                --
1.20%                                             8,230           6,970,998              --                54                --
1.25%                                                --                  --              --                --                --
1.25%                                                43           3,167,317          83,834             1,491                --
1.30%                                                43             268,361              --             9,542                --
1.35%                                             8,111           3,069,408              --             2,535                --
1.40%                                                --                  --              --                --                --
1.40%                                                43           3,722,170              --            17,272            27,831
1.45%                                            14,657           6,149,326              --               749                --
1.50%                                            21,534           2,481,688              --             9,797            22,504
1.55%                                                43           1,473,506              --                54                --
1.60%                                                43           1,129,520              --             6,442            98,597
1.65%                                                43           3,242,707              --                54                --
1.70%                                            11,696          27,038,949              --           100,334                --
1.75%                                                43          13,409,520              --           181,314                --
1.80%                                                43             575,542              --            16,041                --
1.85%                                             4,199           1,072,933              --                53                --
1.90%                                            12,162          17,044,231              --                53                --
1.95%                                                76           8,099,658              --                53                --
2.00%                                                42             146,808              --                53                --
2.05%                                                42             810,852              --                54                --
2.10%                                             7,280           2,554,786              --             5,182                --
2.15%                                                42           1,271,513              --                53                --
2.20%                                                42              16,445              --                53                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $106,905        $113,726,292        $112,116          $351,341          $148,932
-----------------------------------------------------------------------------------------------------------------------------------

                                                DREY IP           DREY IP          DREY SOC          DREY VIF          DREY VIF
                                             MIDCAP STOCK,       TECH GRO,         RESP GRO,           APPR,           INTL EQ,
PRICE LEVEL                                      SERV              SERV              INIT              SERV              SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     --        $         --        $     --          $     --          $     --
1.05%                                                44                  48              --               124             1,925
1.10%                                                --                  --              --                --                --
1.15%                                                76             615,920              --            10,578                47
1.20%                                                44              31,875         112,117               123                47
1.25%                                                --                  --              --                --                --
1.25%                                                44                  47         271,091               123                47
1.30%                                               530             420,101              --           135,337                47
1.35%                                             9,175             752,337              --            12,803                47
1.40%                                                --                  --              --                --                --
1.40%                                                44             336,781         144,363            51,371                47
1.45%                                             8,046             526,448         219,841            12,417            16,427
1.50%                                            21,903             650,877          54,644            18,779                47
1.55%                                                75             246,733              --                87                47
1.60%                                                43             384,664              73           139,989             1,099
1.65%                                                75             548,767          20,122                86                47
1.70%                                            14,587           2,123,718         122,224            11,989            10,441
1.75%                                                74           1,012,449              --             9,108                47
1.80%                                                74             199,966              72            40,842             1,359
1.85%                                                74             151,262              --                85                46
1.90%                                                73           2,059,608              --            86,265                46
1.95%                                                73             801,440              --                85                46
2.00%                                                73              27,526              --                85                46
2.05%                                                73             116,059              --            58,135                46
2.10%                                                73             270,220              --                84                46
2.15%                                                73             257,591              --                84                46
2.20%                                                73               6,294              --                84                46
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $ 55,419        $ 11,540,731        $944,547          $588,663          $ 32,089
-----------------------------------------------------------------------------------------------------------------------------------





 384    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                               DREY VIF            EV VT             EG VA             EG VA             EG VA
                                               INTL VAL,       FLOATING-RATE      CORE BOND,     DIV CAP BUILDER,  DIV INC BUILDER,
PRICE LEVEL                                      SERV               INC              CL 2              CL 2              CL 1
                                           ----------------------------------------------------------------------------------------
1.00%                                         $        --       $        --       $   697,943       $   53,735        $   243,989
1.05%                                                  51         5,810,081                --               --                 --
1.10%                                                  --                --         2,614,055          227,220          1,249,516
1.15%                                                  97           278,852         1,153,807               --                 --
1.20%                                                  51         3,980,923           600,052           51,398                 --
1.25%                                                  --                --                --               --                 --
1.25%                                                  51         1,838,793           660,232           43,304            522,069
1.30%                                               1,692           284,747         2,071,539           75,546                 --
1.35%                                              15,045         2,076,046         4,784,906          166,619          1,537,260
1.40%                                                  --                --                --               --                 --
1.40%                                                  51         2,291,393         1,414,139           58,066                 --
1.45%                                               7,465         3,182,963           601,975            6,214                 --
1.50%                                              28,955         1,813,280         2,115,442           22,817                 --
1.55%                                                  94         1,013,359         1,648,941          107,575                 --
1.60%                                                  50           695,274           241,425            5,229                 --
1.65%                                               6,277         1,918,826           690,159          142,439                 --
1.70%                                              62,420        15,951,300         4,743,815           23,383                 --
1.75%                                              14,150         7,222,743           303,103          100,471                 --
1.80%                                               7,954           402,264            28,407               40                 --
1.85%                                                  92           686,319           231,981           18,180                 --
1.90%                                              35,274        10,262,363         4,626,356               --                 --
1.95%                                              22,052         4,597,640                --               --                 --
2.00%                                                  92           101,921            14,160               --                 --
2.05%                                                  55           580,388           426,492               --                 --
2.10%                                                  91         1,414,061           503,944               --                 --
2.15%                                               4,156           898,112                43               --                 --
2.20%                                                  91            18,775                60               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $   206,306       $67,320,423       $30,172,976       $1,102,236        $ 3,552,834
-----------------------------------------------------------------------------------------------------------------------------------

                                                 EG VA             EG VA             EG VA             EG VA             EG VA
                                           DIV INC BUILDER,     FUNDAMENTAL       FUNDAMENTAL          GRO,             HI INC,
PRICE LEVEL                                      CL 2          LG CAP, CL 1      LG CAP, CL 2          CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                         $   217,036       $    36,757       $   596,573       $  108,527        $   242,466
1.05%                                                  --                --                --               --                 --
1.10%                                           1,600,775           301,802         2,597,546          918,155          1,245,744
1.15%                                           1,464,315                --           224,274          328,075            750,929
1.20%                                             542,107                --           931,721          253,712            202,353
1.25%                                                  --                --                --               --                 --
1.25%                                             273,796           105,321           502,105          109,296            394,751
1.30%                                           1,793,376                --           925,201          438,857            837,526
1.35%                                           3,404,263           451,283         2,989,211        1,115,406          2,490,433
1.40%                                                  --                --                --               --                 --
1.40%                                             986,913                --           606,893          182,024            517,576
1.45%                                             440,213                --           723,036          280,231            421,830
1.50%                                           2,857,117                --           479,155          506,085          1,200,615
1.55%                                           1,607,980                --           835,330          549,023          1,273,113
1.60%                                              44,567                --           108,755           17,218            152,520
1.65%                                             666,488                --           481,371          103,774            493,355
1.70%                                           5,213,183                --           807,128        1,161,024          2,935,483
1.75%                                             268,161                --           207,378           71,827             63,187
1.80%                                              31,093                --             8,343            2,815             20,800
1.85%                                             138,050                --            99,949           55,431            106,483
1.90%                                           5,210,914                --           735,756        1,209,305          2,779,274
1.95%                                                  --                --                --               --                 --
2.00%                                              25,273                --             6,808            2,894              6,649
2.05%                                             443,324                --            68,236           58,674            204,425
2.10%                                             590,513                --            90,625          104,367            282,355
2.15%                                                  39                --                44               40                 41
2.20%                                               1,725                --               289               40                 56
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $27,821,221       $   895,163       $14,025,727       $7,576,800        $16,621,964
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    385

                                                 EG VA             EG VA             EG VA             EG VA             EG VA
                                               INTL EQ,          INTL EQ,           OMEGA,            OMEGA,         SPECIAL VAL,
PRICE LEVEL                                      CL 1              CL 2              CL 1              CL 2              CL 1
                                           ----------------------------------------------------------------------------------------
1.00%                                         $   119,531       $   295,774       $   96,381        $   418,605      $    218,977
1.05%                                                  --                --               --                 --                --
1.10%                                             649,445         2,280,041          560,142          1,905,795         1,600,036
1.15%                                                  --           698,092               --          1,119,726                --
1.20%                                                  --           866,098               --            796,299                --
1.25%                                                  --                --               --                 --                --
1.25%                                             120,497           414,656          271,013            428,834           871,070
1.30%                                                  --         1,160,613               --          1,231,168                --
1.35%                                             641,739         3,269,443          820,257          3,306,223         2,194,019
1.40%                                                  --                --               --                 --                --
1.40%                                                  --           623,040               --            391,131                --
1.45%                                                  --           766,162               --            648,824                --
1.50%                                                  --         1,028,179               --          1,574,237                --
1.55%                                                  --           792,840               --          1,299,962                --
1.60%                                                  --           125,437               --             53,962                --
1.65%                                                  --           422,221               --            237,579                --
1.70%                                                  --         2,268,839               --          3,130,567                --
1.75%                                                  --           263,576               --            144,445                --
1.80%                                                  --            23,637               --              9,138                --
1.85%                                                  --            93,072               --            115,457                --
1.90%                                                  --         2,484,332               --          3,812,059                --
1.95%                                                  --                --               --                 --                --
2.00%                                                  --             6,542               --             13,683                --
2.05%                                                  --           156,430               --            198,546                --
2.10%                                                  --           227,731               --            352,413                --
2.15%                                                  --                50               --                 43                --
2.20%                                                  --               541               --                488                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $ 1,531,212       $18,267,346       $1,747,793        $21,189,184      $  4,884,102
-----------------------------------------------------------------------------------------------------------------------------------

                                                 EG VA            FID VIP           FID VIP           FID VIP           FID VIP
                                             SPECIAL VAL,          BAL,              BAL,           CONTRAFUND,       CONTRAFUND,
PRICE LEVEL                                      CL 2             SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                         $   583,541       $        --       $       --        $   317,172      $  1,804,478
1.05%                                                  --                --               --                 --        12,188,549
1.10%                                           2,150,376                --               --          3,162,119         7,884,114
1.15%                                              13,857            33,613               --                 --         6,637,828
1.20%                                             558,868                --               --                 --        10,903,535
1.25%                                                  --                --               --                 --                --
1.25%                                             368,919           279,256               --          1,135,943         6,226,596
1.30%                                             828,068                --               --                 --         7,327,888
1.35%                                           1,829,668                --               --          3,835,822        16,629,281
1.40%                                                  --                --               --                 --                --
1.40%                                             794,043                --           91,428                 --         9,535,681
1.45%                                             553,655                --               --                 --        12,882,153
1.50%                                             387,363                --            5,692                 --         9,591,352
1.55%                                             463,303                --               --                 --         5,982,334
1.60%                                              40,146                --               49                 --         5,042,295
1.65%                                             564,792                --               --                 --        10,172,979
1.70%                                             355,459                --            6,864                 --        53,829,266
1.75%                                             106,053                --               --                 --        23,178,200
1.80%                                              45,777                --               50                 --         2,314,703
1.85%                                              92,590                --               --                 --         2,916,274
1.90%                                             314,333                --               --                 --        39,533,751
1.95%                                                  --                --               --                 --        15,102,228
2.00%                                                  45                --               --                 --           490,354
2.05%                                              98,290                --               --                 --         2,204,651
2.10%                                              21,568                --               --                 --         5,628,798
2.15%                                                  45                --               --                 --         3,359,407
2.20%                                                  44                --               --                 --            73,237
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $10,170,803       $   312,869       $  104,083        $ 8,451,056      $271,439,932
-----------------------------------------------------------------------------------------------------------------------------------





 386    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                               DYN APPR,        GRO & INC,        GRO & INC,           GRO,              GRO,
PRICE LEVEL                                    SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                         $       --        $       --       $         --       $        --      $     81,481
1.05%                                                 --                --                 --                --             1,395
1.10%                                                 --                --                 --                --           728,087
1.15%                                                 --            81,372                 --            52,051                76
1.20%                                            133,503                --                 --                --           113,870
1.25%                                                 --                --                 --                --                --
1.25%                                            532,052           198,572                 --            29,130           284,949
1.30%                                                 --                --                 --                --           142,297
1.35%                                                 --                --                 --                --           436,165
1.40%                                                 --                --                 --                --                --
1.40%                                             50,899           625,049             52,668                --           200,029
1.45%                                            203,903                --                 --                --           240,002
1.50%                                            123,343           501,695             82,063                --           165,782
1.55%                                                 --                --                 --                --           143,350
1.60%                                                 42         1,593,170                 48                --            29,895
1.65%                                                646                --                 --                --            64,244
1.70%                                             61,007                --             37,524                --            86,359
1.75%                                                 --                --                 --                --           107,733
1.80%                                                 42                --                 47                --                67
1.85%                                                 --                --                 --                --            25,226
1.90%                                                 --                --                 --                --            25,974
1.95%                                                 --                --                 --                --             8,655
2.00%                                                 --                --                 --                --                72
2.05%                                                 --                --                 --                --             5,799
2.10%                                                 --                --                 --                --            31,497
2.15%                                                 --                --                 --                --             5,440
2.20%                                                 --                --                 --                --                72
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $1,105,437        $2,999,858       $    172,350       $    81,181      $  2,928,516
-----------------------------------------------------------------------------------------------------------------------------------

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                                HI INC,           HI INC,         INVEST GR,         MID CAP,          MID CAP,
PRICE LEVEL                                     SERV CL          SERV CL 2         SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                         $  219,510        $       --       $         --       $   371,360      $    917,631
1.05%                                                 --                --         12,275,860                --         7,623,624
1.10%                                            708,156                --                 --         3,273,501         4,985,860
1.15%                                                 --                --          3,137,399           275,242         1,407,976
1.20%                                                 --            77,182          8,568,370                --         7,242,576
1.25%                                                 --                --                 --                --                --
1.25%                                            470,835           237,749          3,909,924         2,220,969         6,174,709
1.30%                                                 --                --          2,101,043                --         2,186,045
1.35%                                          1,018,548                --          7,317,434         4,086,273         7,571,080
1.40%                                                 --                --                 --                --                --
1.40%                                                 --           172,015          4,890,178         1,407,689         5,011,053
1.45%                                                 --           190,831          9,304,749                --         6,890,561
1.50%                                                 --           215,792          6,300,458           592,761         4,213,070
1.55%                                                 --                --          3,075,457                --         2,907,490
1.60%                                                 --                45          1,811,960         2,556,608         1,630,803
1.65%                                                 --            19,714          5,628,464                --         3,894,088
1.70%                                                 --           128,209         41,701,345                --        24,724,289
1.75%                                                 --                --         20,975,140                --        10,742,968
1.80%                                                 --                --          1,247,790                --           690,551
1.85%                                                 --                --          1,656,043                --         1,248,575
1.90%                                                 --                --         28,755,172                --        16,146,573
1.95%                                                 --                --         13,961,138                --         6,639,626
2.00%                                                 --                --            303,920                --           140,826
2.05%                                                 --                --          1,631,372                --           868,838
2.10%                                                 --                --          4,408,131                --         2,328,985
2.15%                                                 --                --          3,216,255                --         1,249,517
2.20%                                                 --                --             64,950                --            23,109
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $2,417,049        $1,041,537       $186,242,552       $14,784,403      $127,460,423
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    387

                                                FID VIP           FID VIP        FTVIPT FRANK      FTVIPT FRANK      FTVIPT FRANK
                                               OVERSEAS,         OVERSEAS,     GLOBAL REAL EST,      INC SEC,        RISING DIVD,
PRICE LEVEL                                     SERV CL          SERV CL 2           CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                         $       --        $   155,089       $    88,061       $        --       $        --
1.05%                                                 --            867,312           186,258            95,440            20,221
1.10%                                                 --            322,994           227,821                --                --
1.15%                                                 --            905,771            19,413           303,458            18,004
1.20%                                                 --            631,748           412,770         1,301,589                75
1.25%                                                 --                 --                --                --                --
1.25%                                                 --            545,284         1,020,013         2,633,161             3,252
1.30%                                                 --            797,949           114,842           809,595            26,071
1.35%                                                 --          1,852,856           352,704           439,356            24,019
1.40%                                                 --                 --                --                --                --
1.40%                                            196,458          1,372,452           654,618           909,624             3,512
1.45%                                                 --            597,037           478,866         3,100,547            19,872
1.50%                                            101,221          1,532,341           563,067         3,616,621            83,913
1.55%                                                 --            992,992           144,170            74,559                90
1.60%                                            975,276          1,170,337           616,166           133,561                74
1.65%                                                 --            881,532           142,219           604,338            12,820
1.70%                                                 --          4,539,405         1,081,367         2,848,674           124,538
1.75%                                                 --            922,596            26,899           702,400           219,970
1.80%                                                 --            467,498            71,050           250,897                89
1.85%                                                 --            471,466           122,966           284,389                88
1.90%                                                 --          4,495,416           637,677         1,484,845           118,985
1.95%                                                 --            672,531                --           564,430            63,839
2.00%                                                 --             90,567            40,068            25,180                88
2.05%                                                 --            235,603            17,630           348,620            15,313
2.10%                                                 --            595,785            83,923           259,755            19,227
2.15%                                                 --            209,061             2,155            74,187           190,154
2.20%                                                 --              1,149                60                46                87
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $1,272,955        $25,326,771       $ 7,104,783       $20,865,272       $   964,301
-----------------------------------------------------------------------------------------------------------------------------------

                                             FTVIPT FRANK      FTVIPT FRANK      FTVIPT MUTUAL      FTVIPT TEMP       FTVIPT TEMP
                                              SM CAP VAL,       SM MID CAP        SHARES SEC,      DEV MKTS SEC,       FOR SEC,
PRICE LEVEL                                      CL 2            GRO, CL 2           CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
1.00%                                         $  291,687        $   348,415       $ 2,753,376       $    31,237       $   775,331
1.05%                                                 --              1,702            45,863                --                --
1.10%                                          1,165,718          2,050,608        12,382,141           253,125         4,157,895
1.15%                                                 62            190,140           595,597                --           114,933
1.20%                                            318,262            719,154         3,431,066                --           773,442
1.25%                                                 --                 --         2,385,313(1)             --           233,426(3)
1.25%                                          1,089,287          2,296,273         4,687,424(2)        235,854         1,649,239(4)
1.30%                                            490,868            120,994         3,632,422                --           637,968
1.35%                                            830,731          2,279,427        12,616,230           407,217         4,179,146
1.40%                                                 --                 --                --                --         1,040,597
1.40%                                            521,046            377,245         6,513,514                --                --
1.45%                                            460,731            925,241         3,207,666                --           667,124
1.50%                                            405,089            444,259         6,208,654                --           520,222
1.55%                                            427,291            175,582         3,018,984                --           628,534
1.60%                                             41,809             30,748         1,910,587                --           482,600
1.65%                                            247,027            197,654         3,243,262                --           465,992
1.70%                                            248,177            375,861         2,064,294                --           195,924
1.75%                                             37,407             45,049           977,775                --            79,573
1.80%                                             16,056              6,285            44,203                --                63
1.85%                                            111,417                 70           436,112                --           209,323
1.90%                                                 --            102,444           417,071                --                --
1.95%                                                 --              4,878           161,070                --                --
2.00%                                                 --                 56                64                --                --
2.05%                                                 --                 56            15,823                --                --
2.10%                                                 --             15,295           110,153                --                --
2.15%                                                 --                 60            77,281                --                --
2.20%                                                 --                 55             5,646                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $6,702,665        $10,707,551       $70,941,591       $   927,433       $16,811,332
-----------------------------------------------------------------------------------------------------------------------------------





 388    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                              FTVIPT TEMP       FTVIPT TEMP         GS VIT            GS VIT            GS VIT
                                             GLOBAL BOND,        GRO SEC,          CAP GRO,           MID CAP       STRATEGIC INTL
PRICE LEVEL                                      CL 2              CL 2              INST            VAL, INST         EQ, INST
                                           ----------------------------------------------------------------------------------------
1.00%                                        $         --       $       --         $     --        $         --      $         --
1.05%                                          13,340,749           66,962               --           5,306,173                --
1.10%                                                  --               --               --                  --                --
1.15%                                           2,710,693           91,756               --           2,293,719                --
1.20%                                           9,156,202          281,008               --           4,777,049                --
1.25%                                                  --               --               --                  --                --
1.25%                                           4,529,667           16,629               --           3,362,194                --
1.30%                                           2,069,152          369,253               --           1,667,718                --
1.35%                                           7,584,506           55,038               --           4,366,551                --
1.40%                                                  --               --               --                  --                --
1.40%                                           6,450,115           37,188           73,661           3,692,587            61,410
1.45%                                           8,197,906          192,796               --           5,760,233                --
1.50%                                           6,726,181          202,117           32,032           4,440,137            13,369
1.55%                                           3,526,089           22,341               --           1,732,876                --
1.60%                                           2,421,389           60,446          209,425           1,834,085           168,873
1.65%                                           5,498,884          128,028               --           3,228,392                --
1.70%                                          45,286,940          254,863               --          21,670,307                --
1.75%                                          18,304,675          493,404               --           9,522,864                --
1.80%                                           1,426,713           28,019               --             852,360                --
1.85%                                           2,120,257            7,325               --           1,063,431                --
1.90%                                          30,866,525           93,432               --          15,730,463                --
1.95%                                          11,835,537          222,335               --           6,067,609                --
2.00%                                             390,271               81               --             173,206                --
2.05%                                           1,796,646           30,336               --             841,352                --
2.10%                                           4,510,320          110,626               --           2,171,731                --
2.15%                                           2,403,429           12,414               --           1,360,385                --
2.20%                                              46,670               81               --              27,665                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $191,199,516       $2,776,478         $315,118        $101,943,087      $    243,652
-----------------------------------------------------------------------------------------------------------------------------------

                                                GS VIT          JANUS ASPEN       JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                             STRUCTD U.S.          BAL,          GLOBAL TECH,        OVERSEAS,          JANUS,
PRICE LEVEL                                    EQ, INST            INST              SERV              SERV              SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                        $         --       $       --         $     --        $         --      $         --
1.05%                                               2,002               --               --                  --        12,926,979
1.10%                                                  --               --               --                  --                --
1.15%                                                  44               --           13,586                  --           667,677
1.20%                                             428,341               --               --                  --         9,165,697
1.25%                                                  --               --               --                  --                --
1.25%                                           1,212,769               --           22,957                  --         4,455,207
1.30%                                                  44               --               --                  --           475,341
1.35%                                               1,294               --               --                  --         4,185,821
1.40%                                                  --               --               --                  --                --
1.40%                                             509,596        3,249,768           67,030             405,126         5,277,947
1.45%                                             633,353               --               --                  --         7,700,147
1.50%                                             627,535               --           15,338             222,380         3,600,744
1.55%                                                  43               --               --                  --         2,035,936
1.60%                                             721,422               --          100,077           1,850,094         2,329,948
1.65%                                              49,371               --               --                  --         4,069,483
1.70%                                             299,511               --               --                  --        33,632,554
1.75%                                                  43               --               --                  --        16,807,580
1.80%                                                  57               --               --                  --           726,186
1.85%                                                  43               --               --                  --         1,345,432
1.90%                                                  43               --               --                  --        21,298,514
1.95%                                                  43               --               --                  --        10,023,390
2.00%                                                  43               --               --                  --           184,329
2.05%                                                  43               --               --                  --         1,014,071
2.10%                                                  43               --               --                  --         3,166,025
2.15%                                              14,095               --               --                  --         1,620,973
2.20%                                                  43               --               --                  --            23,831
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $  4,499,821       $3,249,768         $218,988        $  2,477,600      $146,733,812
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    389

                                              JANUS ASPEN       JANUS ASPEN        JPM U.S.        LAZARD RETIRE     LAZARD RETIRE
                                              ENTERPRISE,         WORLD,            LG CAP           INTL EQ,       U.S. STRATEGIC,
PRICE LEVEL                                      SERV              INST             CORE EQ            SERV              SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     --          $     --         $       --        $       --         $     --
1.05%                                                --                --                 --                --               --
1.10%                                                --                --                 --                --               --
1.15%                                            28,500                --                 --                --               --
1.20%                                                --                --                 --                --               --
1.25%                                                --                --                 --                --               --
1.25%                                            53,265                --                 --                --               --
1.30%                                                --                --                 --                --               --
1.35%                                                --                --                 --                --               --
1.40%                                                --                --                 --                --               --
1.40%                                           248,109           866,307            222,315            51,393           10,507
1.45%                                                --                --                 --                --               --
1.50%                                            57,374                --             84,379            57,681           41,611
1.55%                                                --                --                 --                --               --
1.60%                                           482,728                --            147,506           156,681          113,277
1.65%                                                --                --                 --                --               --
1.70%                                                --                --                 --                --               --
1.75%                                                --                --                 --                --               --
1.80%                                                --                --                 --                --               --
1.85%                                                --                --                 --                --               --
1.90%                                                --                --                 --                --               --
1.95%                                                --                --                 --                --               --
2.00%                                                --                --                 --                --               --
2.05%                                                --                --                 --                --               --
2.10%                                                --                --                 --                --               --
2.15%                                                --                --                 --                --               --
2.20%                                                --                --                 --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $869,976          $866,307         $  454,200        $  265,755         $165,395
-----------------------------------------------------------------------------------------------------------------------------------

                                               LM PTNRS         LVIP BARON          MFS INV           MFS INV           MFS INV
                                              VAR SM CAP         GRO OPP,         GRO STOCK,          TRUST,            TRUST,
PRICE LEVEL                                    GRO, CL I          SERV CL           SERV CL           INIT CL           SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     --          $     --         $  222,901        $       --         $     --
1.05%                                                45                --                 53                --               --
1.10%                                                --                --            891,784                --               --
1.15%                                                45                --             11,989                69           50,605
1.20%                                                45                --             49,193           395,335               --
1.25%                                                --                --                 --                --               --
1.25%                                                45                --            193,554           894,345          273,843
1.30%                                                45                --             36,842                --               --
1.35%                                                45                --            734,544                --               --
1.40%                                                --                --                 --                --               --
1.40%                                             6,080           268,836             66,157           193,049          146,569
1.45%                                                45                --             51,020           619,260               --
1.50%                                               981           344,558             31,675           599,508           34,632
1.55%                                                45                --            165,537                --               --
1.60%                                                44           320,647                 40                57            8,277
1.65%                                                45                --             32,349             6,381               --
1.70%                                            16,279                --              8,882           275,856           12,113
1.75%                                                45                --             15,021                --               --
1.80%                                                44                --              5,120                57               56
1.85%                                                45                --              2,273                --               --
1.90%                                                --                --             11,269                --               --
1.95%                                                45                --                 51                --               --
2.00%                                                45                --                 40                --               --
2.05%                                                45                --             10,048                --               --
2.10%                                                45                --              8,464                --               --
2.15%                                                45                --                 39                --               --
2.20%                                                45                --                 39                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $ 24,193          $934,041         $2,548,884        $2,983,917         $526,095
-----------------------------------------------------------------------------------------------------------------------------------





 390    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                  MFS               MFS               MFS               MFS               MFS
                                               NEW DIS,          NEW DIS,          RESEARCH,       TOTAL RETURN,     TOTAL RETURN,
PRICE LEVEL                                     INIT CL           SERV CL           INIT CL           INIT CL           SERV CL
                                           ----------------------------------------------------------------------------------------
1.00%                                         $       --        $  127,513        $       --         $     --         $ 2,996,303
1.05%                                                 --             1,232                --               --                  86
1.10%                                                 --           814,350                --               --          12,330,665
1.15%                                             13,847            19,543                --           58,067             339,241
1.20%                                                 --            90,498                --               --           1,692,980
1.25%                                                 --                --                --               --                  --
1.25%                                             10,582           328,410                --          320,892           4,455,785
1.30%                                                 --            44,520                --               --           2,235,842
1.35%                                                 --           617,945                --               --          15,087,974
1.40%                                                 --                --                --               --                  --
1.40%                                            502,003            79,577           422,401               --           2,151,858
1.45%                                                 --            74,057                --               --           1,570,989
1.50%                                             43,113            18,927            61,773               --           1,115,691
1.55%                                                 --            56,278                --               --           2,419,566
1.60%                                            358,327                49           822,947               --             466,801
1.65%                                                 --            92,909                --               --           2,203,460
1.70%                                                 --            69,466                --               --             657,402
1.75%                                                 --            49,260                --               --             602,228
1.80%                                                 --                45                --               --              41,695
1.85%                                                 --            20,669                --               --             478,952
1.90%                                                 --             3,056                --               --              87,294
1.95%                                                 --                49                --               --             111,971
2.00%                                                 --                37                --               --                  71
2.05%                                                 --            20,051                --               --              19,022
2.10%                                                 --                36                --               --              27,729
2.15%                                                 --                36                --               --              26,416
2.20%                                                 --                36                --               --                  70
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $  927,872        $2,528,549        $1,307,121         $378,959         $51,120,091
-----------------------------------------------------------------------------------------------------------------------------------

                                                  MFS               MFS
                                              UTILITIES,        UTILITIES,           NACM              OPCAP             OPCAP
PRICE LEVEL                                     INIT CL           SERV CL           SM CAP              EQ              MANAGED
                                           ----------------------------------------------------------------------------------------
1.00%                                         $       --        $  104,560        $       --         $     --         $        --
1.05%                                                 --             9,354                --               --                  --
1.10%                                                 --           782,837                --               --                  --
1.15%                                             43,031            92,380                --               --                  --
1.20%                                            809,347            85,728                --               --                  --
1.25%                                                 --                --                --               --                  --
1.25%                                          1,232,662           311,284                --               --                  --
1.30%                                                 --           171,703                --               --                  --
1.35%                                                 --           281,588                --               --                  --
1.40%                                                 --                --                --               --                  --
1.40%                                          1,431,280           177,283           709,512          393,149           1,580,484
1.45%                                          1,211,718            77,421                --               --                  --
1.50%                                          1,106,280           107,097                --               --                  --
1.55%                                                 --           201,570                --               --                  --
1.60%                                          1,308,727            72,825                --               --                  --
1.65%                                            105,696           235,432                --               --                  --
1.70%                                            264,012           107,118                --               --                  --
1.75%                                                 --            86,494                --               --                  --
1.80%                                                 90             4,584                --               --                  --
1.85%                                                 --            55,430                --               --                  --
1.90%                                                 --           125,802                --               --                  --
1.95%                                                 --            41,004                --               --                  --
2.00%                                                 --               106                --               --                  --
2.05%                                                 --            65,766                --               --                  --
2.10%                                                 --           109,967                --               --                  --
2.15%                                                 --           130,478                --               --                  --
2.20%                                                 --               105                --               --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $7,512,843        $3,437,916        $  709,512         $393,149         $ 1,580,484
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    391

                                                 OPPEN             OPPEN             OPPEN             OPPEN             OPPEN
                                               CAP APPR          CAP APPR         GLOBAL SEC        GLOBAL SEC          HI INC
PRICE LEVEL                                       VA             VA, SERV             VA             VA, SERV             VA
                                           ----------------------------------------------------------------------------------------
1.00%                                         $       --        $   226,419       $       --        $  298,605       $         --
1.05%                                                 --             18,224               --            14,488                 --
1.10%                                                 --          1,384,030               --         1,125,760                 --
1.15%                                                 --          1,655,560               --            19,271                 --
1.20%                                                 --            212,553               --           719,674                 --
1.25%                                                 --                 --               --                --                 --
1.25%                                                 --            295,074               --         1,788,198                 --
1.30%                                                 --          1,641,087               --           271,109                 --
1.35%                                                 --          3,161,671               --           972,071                 --
1.40%                                                 --                 --               --                --                 --
1.40%                                          1,023,620            155,471           84,294           578,563            214,185
1.45%                                                 --          1,850,838               --           948,734                 --
1.50%                                                 --          1,823,042               --           961,254                 --
1.55%                                                 --          1,182,096               --           354,064                 --
1.60%                                                 --            139,120               --           187,100                 --
1.65%                                                 --          1,455,388               --           643,247                 --
1.70%                                                 --          6,542,910               --           613,273                 --
1.75%                                                 --          3,144,281               --           139,383                 --
1.80%                                                 --            175,693               --            80,765                 --
1.85%                                                 --            251,032               --            50,729                 --
1.90%                                                 --          6,152,844               --           153,032                 --
1.95%                                                 --          2,649,573               --             3,558                 --
2.00%                                                 --             54,521               --             3,623                 --
2.05%                                                 --            280,858               --            18,663                 --
2.10%                                                 --            826,358               --            19,438                 --
2.15%                                                 --            771,602               --                91                 --
2.20%                                                 --             13,086               --                91                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $1,023,620        $36,063,331       $   84,294        $9,964,784       $    214,185
-----------------------------------------------------------------------------------------------------------------------------------

                                                 OPPEN             OPPEN             OPPEN             OPPEN             OPPEN
                                              HI INC VA,          MAIN ST         MAIN ST SM         STRATEGIC      STRATEGIC BOND
PRICE LEVEL                                      SERV               VA           CAP VA, SERV         BOND VA          VA, SERV
                                           ----------------------------------------------------------------------------------------
1.00%                                         $  101,641        $        --       $  218,618        $       --       $  2,006,251
1.05%                                                 --                 --           14,648                --         17,718,671
1.10%                                            277,975                 --        1,065,460                --          4,400,225
1.15%                                                 --                 --           14,165                --          3,332,912
1.20%                                             52,815                 --          422,821                --         13,326,468
1.25%                                                 --                 --               --                --                 --
1.25%                                             86,046                 --          311,520                --          8,482,972
1.30%                                             77,917                 --          390,546                --          3,748,894
1.35%                                            208,688                 --          859,581                --         12,291,961
1.40%                                                 --                 --               --                --                 --
1.40%                                            115,810            137,613          243,616           168,773         10,782,240
1.45%                                             44,051                 --          327,894                --         14,118,202
1.50%                                              8,006                 --          146,519                --          8,678,677
1.55%                                             78,044                 --          321,795                --          6,966,454
1.60%                                             30,886                 --           82,959                --          3,833,231
1.65%                                             56,508                 --          149,321                --          9,880,992
1.70%                                                 --                 --          235,755                --         58,050,559
1.75%                                             14,809                 --          339,058                --         26,367,596
1.80%                                                 --                 --           16,117                --          2,053,746
1.85%                                             12,191                 --           41,731                --          3,308,196
1.90%                                                 --                 --           50,564                --         38,849,579
1.95%                                                 --                 --           22,136                --         16,847,042
2.00%                                                 --                 --              660                --            569,899
2.05%                                                 --                 --               42                --          2,166,113
2.10%                                                 --                 --               43                --          5,683,623
2.15%                                                 --                 --               50                --          3,509,717
2.20%                                                 --                 --               42                --             60,626
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $1,165,387        $   137,613       $5,275,661        $  168,773       $277,034,846
-----------------------------------------------------------------------------------------------------------------------------------





 392    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                               PIMCO VIT          PUT VT            PUT VT            PUT VT            PUT VT
                                              ALL ASSET,         DIV INC,          DIV INC,         GLOBAL EQ,        GRO & INC,
PRICE LEVEL                                   ADVISOR CL           CL IA             CL IB             CL IA             CL IA
                                           ----------------------------------------------------------------------------------------
1.00%                                        $         --       $       --         $     --          $     --         $       --
1.05%                                          14,937,985               --               --                --                 --
1.10%                                                  --               --               --                --                 --
1.15%                                             741,807               --               --                --                 --
1.20%                                          10,472,863               --               --                --                 --
1.25%                                                  --               --               --                --                 --
1.25%                                           4,874,657               --               --                --                 --
1.30%                                             628,421               --               --                --                 --
1.35%                                           5,037,136               --               --                --                 --
1.40%                                                  --               --               --                --                 --
1.40%                                           5,745,581        1,079,784          648,478           354,496          2,359,910
1.45%                                           8,708,042               --               --                --                 --
1.50%                                           4,163,995               --               --                --                 --
1.55%                                           2,438,226               --               --                --                 --
1.60%                                           1,732,520               --               --                --                 --
1.65%                                           4,857,706               --               --                --                 --
1.70%                                          39,841,525               --               --                --                 --
1.75%                                          19,261,431               --               --                --                 --
1.80%                                             955,094               --               --                --                 --
1.85%                                           1,647,879               --               --                --                 --
1.90%                                          25,544,815               --               --                --                 --
1.95%                                          11,756,519               --               --                --                 --
2.00%                                             234,398               --               --                --                 --
2.05%                                           1,296,372               --               --                --                 --
2.10%                                           3,633,832               --               --                --                 --
2.15%                                           2,062,693               --               --                --                 --
2.20%                                              36,564               --               --                --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $170,610,061       $1,079,784         $648,478          $354,496         $2,359,910
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                              GRO & INC,        GLOBAL HLTH        HI YIELD,         HI YIELD,           INC,
PRICE LEVEL                                      CL IB          CARE, CL IB          CL IA             CL IB             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                        $    207,024       $    9,380         $     --          $     --         $       --
1.05%                                                  --               63               --                --                 --
1.10%                                           1,166,236          248,329               --                --                 --
1.15%                                             139,474               47               --                --             23,244
1.20%                                              24,415           59,546               --                --                 --
1.25%                                                  --               --               --                --                 --
1.25%                                             627,695          192,039               --                --             16,989
1.30%                                              66,371           62,602               --                --                 --
1.35%                                             726,745          129,630               --                --                 --
1.40%                                                  --               --               --                --                 --
1.40%                                           1,577,433          127,563          561,636           400,951             15,157
1.45%                                              16,326          212,384               --                --                 --
1.50%                                              52,841          219,681               --                --             24,511
1.55%                                              78,983          129,043               --                --                 --
1.60%                                              21,560           62,404               --                --                 59
1.65%                                              30,101          104,529               --                --                 --
1.70%                                               8,132          112,889               --                --                 57
1.75%                                                  --           18,510               --                --                 --
1.80%                                                  67            5,770               --                --                 49
1.85%                                               1,501          111,188               --                --                 --
1.90%                                                  --           76,892               --                --                 --
1.95%                                                  --            1,991               --                --                 --
2.00%                                                  --            1,477               --                --                 --
2.05%                                                  --            3,633               --                --                 --
2.10%                                                  --               45               --                --                 --
2.15%                                                  --           22,615               --                --                 --
2.20%                                                  --               45               --                --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $  4,744,904       $1,912,295         $561,636          $400,951         $   80,066
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    393

                                                PUT VT            PUT VT            PUT VT            PUT VT            PUT VT
                                               INTL EQ,       INTL GRO & INC,    INTL NEW OPP,       NEW OPP,          RESEARCH,
PRICE LEVEL                                      CL IB             CL IB             CL IB             CL IA             CL IB
                                           ----------------------------------------------------------------------------------------
1.00%                                         $   317,143       $       --         $ 25,963         $       --        $    2,356
1.05%                                                  65               --               --                 --                --
1.10%                                           1,641,478               --          244,116                 --            98,363
1.15%                                              61,109               --               --                 --                --
1.20%                                           1,530,437               --               --                 --            16,545
1.25%                                                  --               --               --                 --                --
1.25%                                           3,130,290               --           83,232                 --                46
1.30%                                             331,368               --               --                 --                46
1.35%                                           1,693,572               --          445,642                 --            47,380
1.40%                                                  --               --               --                 --                --
1.40%                                           1,342,133            3,796          157,031          1,469,368             2,804
1.45%                                           1,756,390               --               --                 --             1,890
1.50%                                             848,686               --               --                 --             4,668
1.55%                                             487,448               --               --                 --             6,972
1.60%                                              55,838               --               --                 --                45
1.65%                                             521,312               --               --                 --                45
1.70%                                             630,326               --               --                 --                --
1.75%                                              75,183               --               --                 --                44
1.80%                                              11,841               --               --                 --                --
1.85%                                              54,273               --               --                 --                44
1.90%                                               8,828               --               --                 --                --
1.95%                                                  46               --               --                 --                --
2.00%                                                  47               --               --                 --                --
2.05%                                                  47               --               --                 --                --
2.10%                                              41,036               --               --                 --                --
2.15%                                                  46               --               --                 --                --
2.20%                                                  46               --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $14,538,988       $    3,796         $955,984         $1,469,368        $  181,248
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT            PUT VT            PUT VT            PUT VT             RW VT
                                              SM CAP VAL,         VISTA,           VOYAGER,          VOYAGER,           LG CAP
PRICE LEVEL                                      CL IB             CL IB             CL IA             CL IB            CORE EQ
                                           ----------------------------------------------------------------------------------------
1.00%                                         $        --       $   38,496         $     --         $       --        $   32,176
1.05%                                                 142               40               --                 --           766,715
1.10%                                                  --          370,994               --                 --            40,318
1.15%                                              10,217           71,514               --                 --           198,452
1.20%                                              24,299          471,758               --                 --           478,303
1.25%                                                  --          102,743(5)            --                 --                --
1.25%                                                  49          688,748(6)            --                 --           317,527
1.30%                                              15,997           21,565               --                 --           166,073
1.35%                                              32,308          468,175               --                 --           328,883
1.40%                                                  --               --               --                 --                --
1.40%                                              10,484          350,798          201,376            873,566           235,705
1.45%                                              13,287          685,355               --                 --            70,612
1.50%                                              47,147          532,132               --                 --           278,039
1.55%                                              12,385           10,002               --                 --           237,790
1.60%                                               6,725               46               --                 --            21,697
1.65%                                              33,039           42,833               --                 --             9,395
1.70%                                             249,711          171,607               --                 --           115,685
1.75%                                              39,732               44               --                 --            27,084
1.80%                                               6,166               45               --                 --                --
1.85%                                               7,387            1,520               --                 --                41
1.90%                                             130,534            5,845               --                 --            10,353
1.95%                                              40,617               36               --                 --                --
2.00%                                               1,750               36               --                 --                --
2.05%                                               3,394               36               --                 --                --
2.10%                                              13,553               46               --                 --                --
2.15%                                              18,745               36               --                 --                --
2.20%                                               3,498               36               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $   721,166       $4,034,486         $201,376         $  873,566        $3,334,848
-----------------------------------------------------------------------------------------------------------------------------------





 394    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                 RW VT             RW VT             RW VT             RW VT             ROYCE
                                                LG CAP            LG CAP            MID-CAP           SM CAP          MICRO-CAP,
PRICE LEVEL                                    GRO STOCK          VAL EQ            CORE EQ           VAL EQ           INVEST CL
                                           ----------------------------------------------------------------------------------------
1.00%                                         $    3,658       $      8,688        $  8,947         $    16,245       $       --
1.05%                                                 53                 56              47             762,399               --
1.10%                                              8,280              6,044           9,788              21,637               --
1.15%                                            563,999                 49          17,814             595,048               --
1.20%                                                 46              4,548              52             478,374               --
1.25%                                                 --                 --              --                  --               --
1.25%                                             13,036             12,032          19,016             336,312               --
1.30%                                            489,777             41,656           2,580             444,693               --
1.35%                                            666,315            112,575          40,046             806,959               --
1.40%                                                 --                 --              --                  --               --
1.40%                                             13,800              7,176          14,888             240,590          375,581
1.45%                                                872              1,019              52              30,917               --
1.50%                                            655,851              8,005              52             811,018          433,018
1.55%                                            261,475            144,460           4,702             376,952               --
1.60%                                                 51             28,030              43              21,844          751,472
1.65%                                             56,853                 52           4,647              16,179               --
1.70%                                            137,425                 47              44             256,391               --
1.75%                                              7,875              7,120              51              30,841               --
1.80%                                                 --                 --              --                  --               --
1.85%                                             11,968              4,543             285               9,963               --
1.90%                                              7,059                 47              44              15,585               --
1.95%                                                 --                 --              --                  --               --
2.00%                                                 --                 --              --                  --               --
2.05%                                                 --                 --              --                  --               --
2.10%                                                 --                 --              --                  --               --
2.15%                                                 --                 --              --                  --               --
2.20%                                                 --                 --              --                  --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $2,898,393       $    386,147        $123,098         $ 5,271,947       $1,560,071
-----------------------------------------------------------------------------------------------------------------------------------

                                                 ROYCE              RVS               RVS               RVS               RVS
                                                SM-CAP,          PTNRS VP          PTNRS VP          PTNRS VP             VP
PRICE LEVEL                                    INVEST CL      FUNDAMENTAL VAL     SELECT VAL        SM CAP VAL            BAL
                                           ----------------------------------------------------------------------------------------
1.00%                                         $       --       $         --        $     --         $    69,300       $  217,990
1.05%                                                 --          9,714,315              52             567,354               --
1.10%                                                 --                 --              --             464,457          354,914
1.15%                                                 --            339,379             608           2,368,601           69,891
1.20%                                                 --          6,969,157              52             437,782               --
1.25%                                                 --                 --              --                  --               --
1.25%                                                 --          3,159,152              52             616,243          178,375
1.30%                                                 --            285,100              41           1,738,801               --
1.35%                                                 --          3,119,230              41           3,758,302          366,331
1.40%                                                 --                 --              --                  --               --
1.40%                                            485,082          3,733,007              42           2,034,137        1,941,312
1.45%                                                 --          6,280,276              41           2,144,968               --
1.50%                                            201,720          2,524,698              41           2,698,029          513,488
1.55%                                                 --          1,482,259           9,205           1,429,168               --
1.60%                                            639,565          1,156,937              42           1,753,002          998,307
1.65%                                                 --          3,343,272          10,702           2,273,031               --
1.70%                                                 --         27,139,589           5,648          11,080,297           29,942
1.75%                                                 --         13,661,198              41           3,782,158               --
1.80%                                                 --            600,563              41             867,659               52
1.85%                                                 --          1,091,485              41             764,787               --
1.90%                                                 --         17,389,851          22,512          10,246,627               --
1.95%                                                 --          8,119,393              41           2,969,797               --
2.00%                                                 --            149,274              41             166,292               --
2.05%                                                 --            825,424              40             586,408               --
2.10%                                                 --          2,574,792           4,074           1,346,589               --
2.15%                                                 --          1,326,759              40             874,927               --
2.20%                                                 --             20,654              40              14,945               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $1,326,367       $115,005,764        $ 53,478         $55,053,661       $4,670,602
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    395

                                                RVS VP            RVS VP            RVS VP            RVS VP
                                                 CASH               DIV               DIV        GLOBAL INFLATION       SEL VP
PRICE LEVEL                                      MGMT              BOND             EQ INC           PROT SEC             GRO
                                           ----------------------------------------------------------------------------------------
1.00%                                         $   834,962      $    835,872      $    395,292      $         --       $    16,795
1.05%                                           1,504,211        28,037,994        18,175,258        12,350,612           839,561
1.10%                                           5,333,048         3,486,219         1,549,478                --            24,576
1.15%                                             977,580         2,609,307         5,185,446         1,232,545           276,881
1.20%                                           1,992,452        20,275,600        13,796,924         8,352,743           448,933
1.25%                                                  --                --                --                --                --
1.25%                                           3,149,071         9,863,361         7,864,124         4,306,275           517,809
1.30%                                           2,267,263         3,065,256         4,124,128           936,144           187,757
1.35%                                           6,910,452        13,917,990        11,782,199         5,514,773           907,080
1.40%                                                  --                --           454,336(7)             --                --
1.40%                                           6,418,969        16,865,534         9,907,409(8)      4,953,399           469,535
1.45%                                           1,468,043        17,341,470        14,437,594         6,514,115            52,305
1.50%                                           5,173,198        13,388,690         8,971,961         4,987,756           880,959
1.55%                                           4,652,899         6,318,599         4,869,733         2,801,577           575,296
1.60%                                           3,928,867         4,377,234         4,596,424         1,518,416           159,249
1.65%                                           3,807,797        10,046,723         8,782,641         3,918,633            16,894
1.70%                                           8,501,212        81,048,852        62,860,980        37,014,442         3,502,071
1.75%                                           4,713,485        36,436,322        27,997,514        14,517,181            55,631
1.80%                                           1,447,932         1,877,325         1,827,192           912,912            46,419
1.85%                                             387,865         3,591,511         2,544,369         1,429,435            49,866
1.90%                                           5,628,845        53,150,724        42,634,905        24,420,196         2,606,903
1.95%                                           2,127,303        22,621,838        17,567,020         9,162,534             1,263
2.00%                                              82,689           519,598           398,270           237,177            12,668
2.05%                                             811,772         3,092,977         2,206,812         1,421,645           128,408
2.10%                                           1,005,454         7,540,074         5,850,190         3,241,470           214,390
2.15%                                           1,341,256         4,651,736         3,478,482         1,771,011                35
2.20%                                             368,479           104,003            75,528            45,949               525
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $74,835,104      $365,064,809      $282,334,209      $151,560,940       $11,991,809
-----------------------------------------------------------------------------------------------------------------------------------

                                                RVS VP            RVS VP            RVS VP            SEL VP            RVS VP
                                               HI YIELD             INC               DYN             LG CAP            MID CAP
PRICE LEVEL                                      BOND               OPP               EQ                VAL               GRO
                                           ----------------------------------------------------------------------------------------
1.00%                                         $        --      $         --      $    205,701      $         --       $       472
1.05%                                             387,484         8,850,699                64                50                45
1.10%                                                  --                --         1,403,662                --            21,391
1.15%                                             708,475           640,823         1,823,444             3,528           151,843
1.20%                                             451,778         6,113,507           822,611                50            21,854
1.25%                                                  --                --                --                --                --
1.25%                                             947,824         2,911,377         1,676,173                49             2,065
1.30%                                             378,941           468,826         1,741,077                78           118,679
1.35%                                             761,865         3,198,720         4,313,707            10,685           294,738
1.40%                                                  --                --                --                --                --
1.40%                                           1,942,817         3,373,952         4,141,329                48         1,225,133
1.45%                                             699,922         4,929,670         1,999,353            12,955            22,527
1.50%                                           1,150,327         2,721,836         3,787,031            14,061           205,716
1.55%                                             405,513         1,549,224         1,551,972            11,285           131,031
1.60%                                           1,813,436           988,041         1,790,167                48           256,154
1.65%                                           1,194,278         2,689,384         1,774,665                39            83,945
1.70%                                           5,136,865        24,219,399         6,448,923             2,638           544,833
1.75%                                           1,203,106        11,031,479         2,394,312             4,908            64,383
1.80%                                             514,989           520,331           652,746                39           120,728
1.85%                                             620,116           971,499           749,783                38           119,312
1.90%                                           3,352,072        15,362,662         7,248,659            11,005           635,971
1.95%                                             806,507         6,838,016         2,089,849             9,095                36
2.00%                                             188,093           142,344           197,435                38            32,403
2.05%                                             241,847           847,206           336,691             5,883            37,354
2.10%                                             652,217         2,230,144         1,199,455                37            98,237
2.15%                                             397,537         1,152,126           640,932                37               418
2.20%                                               5,382            21,429                62                37                35
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $23,961,391      $101,772,694      $ 48,989,803      $     86,631       $ 4,189,303
-----------------------------------------------------------------------------------------------------------------------------------





 396    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                RVS VP              RVS             RVS VP            SEL VP            THDL VP
                                                MID CAP             VP               SHORT            SM CAP             EMER
PRICE LEVEL                                       VAL             S&P 500          DURATION             VAL              MKTS
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     --         $   443,780      $    681,571       $   10,430        $        --
1.05%                                                40               5,252         1,494,393               --          5,860,413
1.10%                                                --           2,375,468         3,767,381          182,974                 --
1.15%                                                40             115,932           608,739           16,044          1,970,717
1.20%                                                40             198,432         1,987,826           44,416          4,182,740
1.25%                                                --           2,022,995(5)      1,622,425(9)            --                 --
1.25%                                                40             222,364(6)      1,643,272(10)      269,182          2,135,609
1.30%                                                40           1,308,992         1,852,397               --          1,351,285
1.35%                                                40           2,372,891         4,696,163          111,524          3,942,411
1.40%                                                --                  --           536,802(7)        66,407(7)              --
1.40%                                                40             122,460         2,459,855(8)       131,187(8)       3,123,058
1.45%                                                40             222,941         2,253,134          297,549          4,532,564
1.50%                                                40              97,883         3,024,579          335,249          3,276,142
1.55%                                                40             403,702         1,327,558               --          1,688,022
1.60%                                                40              49,567           958,443          209,776          1,578,636
1.65%                                             3,114             293,237         2,088,337           23,108          3,046,586
1.70%                                            73,019             301,413         8,396,152           50,729         21,231,387
1.75%                                            33,823             787,104         3,293,818               --          9,534,262
1.80%                                           425,205              14,009           534,736               47            780,557
1.85%                                                39              26,460           620,816               --          1,027,684
1.90%                                            52,245              74,685         5,762,550               --         15,023,509
1.95%                                                39              11,233         1,759,092               --          6,109,283
2.00%                                                39               3,128            65,390               --            167,418
2.05%                                                39              10,315           554,080               --            822,054
2.10%                                             3,515              17,366           917,652               --          2,364,388
2.15%                                                39                  41           584,171               --          1,200,018
2.20%                                                39                  41            20,488               --             21,571
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $591,595         $11,501,691      $ 53,511,820       $1,748,622        $94,970,314
-----------------------------------------------------------------------------------------------------------------------------------

                                                THDL VP            THIRD           VANK LIT          VANK LIT          VANK UIF
                                                 INTL               AVE            COMSTOCK,        GRO & INC,     GLOBAL REAL EST,
PRICE LEVEL                                       OPP               VAL              CL II             CL II             CL II
                                           ----------------------------------------------------------------------------------------
1.00%                                          $     --         $        --      $    122,042       $  355,109        $        --
1.05%                                                54                  --         8,584,076               --          3,352,623
1.10%                                                --                  --         1,252,520          782,266                 --
1.15%                                                54                  --         6,748,591               --            164,969
1.20%                                                53                  --         6,570,525          228,381          2,384,352
1.25%                                                --                  --                --               --                 --
1.25%                                             3,734                  --         3,323,151           90,692          1,120,689
1.30%                                                46                  --         5,140,159          102,586            109,555
1.35%                                             2,238                  --        11,845,883          477,273          1,037,251
1.40%                                                --                  --                --               --                 --
1.40%                                           779,599             287,928         6,398,940          205,257          1,251,280
1.45%                                             4,345                  --         9,324,648          129,237          2,014,334
1.50%                                                52             178,700         9,199,657           72,166            829,353
1.55%                                                52                  --         4,524,039          189,877            507,605
1.60%                                               401             923,753         4,008,129            7,990            376,103
1.65%                                             6,742                  --         7,523,219          189,885          1,057,290
1.70%                                            20,377                  --        44,610,897          113,358          8,498,888
1.75%                                            38,674                  --        18,753,840           24,083          4,284,656
1.80%                                                51                  --         1,978,162               56            195,855
1.85%                                                51                  --         2,222,793           54,804            330,920
1.90%                                             1,679                  --        34,304,976               --          5,443,695
1.95%                                             5,347                  --        13,063,844               --          2,534,009
2.00%                                                50                  --           401,382               --             45,918
2.05%                                                50                  --         1,866,643               --            255,182
2.10%                                                50                  --         4,658,928               --            822,090
2.15%                                             4,002                  --         2,988,348               --            400,552
2.20%                                                50                  --            60,900               --              4,124
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $867,751         $ 1,390,381      $209,476,292       $3,023,020        $37,021,293
-----------------------------------------------------------------------------------------------------------------------------------





                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    397

                                               VANK UIF          VANK UIF          VANK UIF
                                             MID CAP GRO,     U.S. REAL EST,    U.S. REAL EST,        WANGER            WANGER
PRICE LEVEL                                      CL II             CL I              CL II             INTL               USA
                                           ----------------------------------------------------------------------------------------
1.00%                                         $        --       $    5,488        $        --      $         --       $        --
1.05%                                               7,325               --             46,594         7,191,329         3,430,644
1.10%                                                  --          265,968                 --                --                --
1.15%                                                  44               --            223,454         1,640,834         1,582,205
1.20%                                               2,636           42,802             63,400         5,108,833         2,455,301
1.25%                                                  --               --                 --                --                --
1.25%                                                  43              507              7,147         2,383,909         1,192,509
1.30%                                                  43          131,498            175,863         1,167,620         1,049,968
1.35%                                              10,594          121,904            302,369         3,854,456         2,802,986
1.40%                                                  --               --                 --                --                --
1.40%                                                  43          136,654                 68         2,999,141         2,399,237
1.45%                                               3,800          118,786            128,964         5,869,560         3,000,366
1.50%                                                  43           90,724            310,181         3,358,482         2,384,248
1.55%                                                  43           48,818            135,056         1,538,711         1,119,916
1.60%                                               9,639           41,784                 92         1,482,246         1,890,538
1.65%                                                  43           88,090             79,756         3,292,103         2,265,360
1.70%                                               5,157           59,675            586,188        23,038,475        13,985,326
1.75%                                                  43           11,761            268,878        12,305,529         6,224,128
1.80%                                              12,267               64             48,416           518,244           646,295
1.85%                                                  43            8,837             18,793           892,938           730,268
1.90%                                                  43               --            727,065        15,168,478        10,356,270
1.95%                                                 696               --            207,781         8,244,394         4,165,991
2.00%                                                  43               --              6,792           143,598           136,072
2.05%                                                  43               --             53,838           679,833           538,157
2.10%                                                  43               --            122,518         2,346,163         1,479,324
2.15%                                                  43               --             62,378         1,660,620           873,819
2.20%                                                  43               --                316            25,865            14,338
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $    52,760       $1,173,360        $ 3,575,907      $104,911,361       $64,723,266
-----------------------------------------------------------------------------------------------------------------------------------

                                                WF ADV            WF ADV            WF ADV            WF ADV            WF ADV
                                               VT ASSET           VT C&B             VT EQ            VT INTL          VT LG CO
PRICE LEVEL                                      ALLOC          LG CAP VAL            INC              CORE              CORE
                                           ----------------------------------------------------------------------------------------
1.00%                                         $        --       $       --        $        --      $         --       $        --
1.05%                                                  61          441,036                 54                50                51
1.10%                                                  --               --                 --                --                --
1.15%                                               2,909           25,294            146,890                46             2,030
1.20%                                           2,365,440          490,765            739,592           160,292            75,331
1.25%                                                  --               --                 --                --                --
1.25%                                           2,830,788          915,126          1,804,378           387,014           170,695
1.30%                                                  47           16,875             76,764                46                36
1.35%                                               1,278          301,103             56,424                46                36
1.40%                                                  --               --                 --                --                --
1.40%                                             977,550          289,549          1,097,724           104,203           102,859
1.45%                                           3,054,929          334,127          1,177,205           299,659           125,831
1.50%                                           2,651,378          846,444          1,070,694           254,450           321,051
1.55%                                                  47          239,138             23,530            15,155            12,192
1.60%                                              85,565           58,625          1,006,720            19,495                44
1.65%                                             181,039           77,974            354,661            41,796            44,274
1.70%                                             899,156        1,735,252          1,223,750           164,348            21,019
1.75%                                                  46            1,679            193,680                45                35
1.80%                                                  43           40,517            428,455                --             9,186
1.85%                                              18,005           23,436            433,939            15,298             7,477
1.90%                                                  46        1,072,892            859,494             1,476             4,152
1.95%                                                  --               --                 --                --                --
2.00%                                                  45            5,036             70,356                44                35
2.05%                                               2,397           29,828             89,072               356                35
2.10%                                              11,105           61,457            170,701                44                35
2.15%                                                  45               43                573                44                35
2.20%                                                  45               43                 41                44                35
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $13,081,964       $7,006,239        $11,024,697      $  1,463,951       $   896,474
-----------------------------------------------------------------------------------------------------------------------------------





 398    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                                         WF ADV            WF ADV            WF ADV            WF ADV
                                                        VT LG CO          VT MONEY          VT SM CAP      VT TOTAL RETURN
PRICE LEVEL                                                GRO               MKT               GRO              BOND
                                                    ----------------------------------------------------------------------
1.00%                                                  $        --       $        --       $       --        $        --
1.05%                                                           50            75,818               50          2,827,778
1.10%                                                           --                --               --                 --
1.15%                                                      601,154             5,050               46            568,565
1.20%                                                    1,581,270         1,438,433          381,995          2,648,794
1.25%                                                           --                --               --                 --
1.25%                                                    2,409,949         4,024,041          644,033          4,010,208
1.30%                                                      260,539            23,328               46            378,422
1.35%                                                      306,495            64,967               46          2,253,923
1.40%                                                           --                --               --                 --
1.40%                                                    3,063,575           981,953          316,100          3,838,237
1.45%                                                    2,498,334         1,765,559          519,110          1,502,326
1.50%                                                    2,120,499         1,658,394          565,027          3,151,362
1.55%                                                       84,392           155,934            3,902          1,764,573
1.60%                                                    2,474,417           284,872               46          1,697,438
1.65%                                                    1,723,532           180,579           88,832          1,330,862
1.70%                                                    4,357,026         2,419,139          240,618         15,569,223
1.75%                                                      270,239             5,553               45            267,185
1.80%                                                      814,451           147,174            6,160            721,403
1.85%                                                      774,278            41,896               44          1,137,122
1.90%                                                    2,889,787           801,427            2,069          9,492,531
1.95%                                                           --                --               --                 --
2.00%                                                      104,245             3,343               44            334,826
2.05%                                                      363,467            38,274               43            497,922
2.10%                                                      365,468           174,572               43          1,052,014
2.15%                                                        6,000             2,848               43             13,617
2.20%                                                           34             1,045               43              1,610
--------------------------------------------------------------------------------------------------------------------------
Total                                                  $27,069,201       $14,294,199       $2,768,385        $55,059,941
--------------------------------------------------------------------------------------------------------------------------




 (1)    Applicable to Wells Builder product only.


 (2)    Applicable to all products except Wells Builder.


 (3)    Applicable to Galaxy and Pinnacle products only.


 (4)    Applicable to all products except Galaxy and Pinnacle.


 (5) Applicable to Innovations, Innovations Classic and New Solutions products only.


 (6) Applicable to all products except Innovations, Innovations Classic and New Solutions.


 (7)    Applicable to Signature product only.


 (8)    Applicable to all products except Signature.


 (9) Applicable to Endeavor Select, Innovations Classic Select, Innovations Select, Wells Advantage Select and Wells Builder products only.


(10) Applicable to EG New Solutions, Innovations, Innovations Classic and New Solutions products only.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    399

9. FINANCIAL HIGHLIGHTS


The following is a summary for each period in the five year period ended Dec. 31, 2008 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense. Some of these subaccounts only offer one price level.



                                            AT DEC. 31
                              -------------------------------------                FOR THE YEAR ENDED DEC. 31
                                          ACCUMULATION                ---------------------------------------------------
                                              UNIT           NET      INVESTMENT    EXPENSE RATIO       TOTAL RETURN
                               UNITS       LOWEST TO        ASSETS      INCOME        LOWEST TO          LOWEST TO
                               (000S)        HIGHEST        (000S)     RATIO(1)       HIGHEST(2)         HIGHEST(3)
                              -------------------------------------------------------------------------------------------
AIM VI BASIC VAL, SER II
2008                           32,005   $0.61  to  $0.57    $20,639      0.53%     1.00%  to 2.20% (52.38%)     to (52.95%)
2007                           30,365   $1.29  to  $1.21    $41,494      0.33%     1.00%  to 2.20%   0.35%      to  (0.85%)
2006                           33,599   $1.28  to  $1.22    $45,913      0.12%     1.00%  to 2.20%  11.82%      to  10.49%
2005                           37,535   $1.15  to  $1.10    $46,062         --     1.00%  to 2.20%   4.39%      to   3.15%
2004                           27,186   $1.10  to  $1.07    $32,095         --     1.00%  to 2.20%   9.74%      to   7.40%(4)
-------------------------------------------------------------------------------------------------------------------------

AIM VI CAP APPR, SER I
2008                           13,207   $0.50  to  $0.96     $6,419         --     1.00%  to 1.80% (43.07%)     to (43.52%)
2007                           17,511   $0.88  to  $1.69    $14,982         --     1.00%  to 1.80%  10.89%      to  10.00%
2006                           21,315   $0.79  to  $1.54    $16,424      0.06%     1.00%  to 1.80%   5.24%      to   4.41%
2005                           23,769   $0.75  to  $1.47    $17,217      0.06%     1.00%  to 1.80%   7.76%      to   6.90%
2004                           28,316   $0.70  to  $1.38    $19,204         --     1.00%  to 1.80%   5.56%      to   4.72%
-------------------------------------------------------------------------------------------------------------------------

AIM VI CAP APPR, SER II
2008                           12,067   $0.92  to  $0.72     $9,011         --     1.00%  to 2.20% (43.20%)     to (43.88%)
2007                           12,785   $1.62  to  $1.28    $16,934         --     1.00%  to 2.20%  10.62%      to   9.29%
2006                           12,568   $1.47  to  $1.17    $15,218         --     1.00%  to 2.20%   5.01%      to   3.76%
2005                            1,302   $1.40  to  $1.13     $1,564         --     1.00%  to 2.20%   7.50%      to   6.22%
2004                            1,207   $1.30  to  $1.06     $1,366         --     1.00%  to 2.20%   5.28%      to   7.26%(4)
-------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER I
2008                              734   $1.03  to  $0.72       $573         --     1.40%  to 1.60% (47.76%)     to (47.87%)
2007                            1,084   $1.97  to  $1.39     $1,645         --     1.40%  to 1.60%   9.30%      to   9.07%
2006                            1,490   $1.80  to  $1.27     $2,073         --     1.40%  to 1.60%  14.91%      to  14.68%
2005                            1,702   $1.57  to  $1.11     $2,075         --     1.40%  to 1.60%   8.09%      to   7.87%
2004                            2,146   $1.45  to  $1.03     $2,467         --     1.40%  to 1.60%  13.89%      to  13.67%
-------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER II
2008                            1,765   $0.82  to  $0.75     $1,546         --     1.00%  to 2.20% (47.66%)     to (48.28%)
2007                            1,989   $1.56  to  $1.45     $3,393         --     1.00%  to 2.20%   9.44%      to   8.13%
2006                            1,900   $1.43  to  $1.34     $2,962         --     1.00%  to 2.20%  15.10%      to  13.73%
2005                            1,943   $1.24  to  $1.18     $2,651         --     1.00%  to 2.20%   8.18%      to   6.90%
2004                            1,814   $1.15  to  $1.10     $2,290         --     1.00%  to 2.20%  14.12%      to  10.78%(4)
-------------------------------------------------------------------------------------------------------------------------

AIM VI CORE EQ, SER I
2008                           18,619   $0.80  to  $0.79    $15,915      1.89%     1.00%  to 1.80% (30.84%)     to (31.39%)
2007                           25,151   $1.16  to  $1.15    $31,183      1.02%     1.00%  to 1.80%   7.04%      to   6.18%
2006                           31,151   $1.08  to  $1.08    $36,389      0.77%     1.00%  to 1.80%   8.43%(8)   to   7.85%(8)
2005                            3,274   $1.26  to  $1.26     $4,117      1.38%     1.40%  to 1.40%   3.85%      to   3.85%
2004                            4,188   $1.21  to  $1.21     $5,070      0.93%     1.40%  to 1.40%   7.45%      to   7.45%
-------------------------------------------------------------------------------------------------------------------------

AIM VI CORE EQ, SER II
2008                              362   $0.80  to  $0.78       $287      1.92%     1.00%  to 1.85% (31.02%)     to (31.60%)
2007                              354   $1.16  to  $1.14       $407      1.07%     1.00%  to 1.85%   6.80%      to   5.89%
2006                              309   $1.08  to  $1.08       $335      0.79%     1.00%  to 1.85%   8.26%(8)   to   7.65%(8)
2005                               --      --         --         --         --        --        --     --              --
2004                               --      --         --         --         --        --        --     --              --
-------------------------------------------------------------------------------------------------------------------------



 400    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                            AT DEC. 31
                              -------------------------------------                FOR THE YEAR ENDED DEC. 31
                                          ACCUMULATION                ---------------------------------------------------
                                              UNIT            NET     INVESTMENT    EXPENSE RATIO       TOTAL RETURN
                               UNITS        LOWEST TO       ASSETS      INCOME        LOWEST TO           LOWEST TO
                               (000S)        HIGHEST        (000S)     RATIO(1)       HIGHEST(2)         HIGHEST(3)
                              -------------------------------------------------------------------------------------------

AIM VI GLOBAL HLTH CARE, SER II
2008                              141   $0.73  to  $0.71       $102         --     1.05%  to 2.20% (29.54%)     to (30.34%)
2007                               29   $1.03  to  $1.02        $31         --     1.05%  to 2.20%   3.06%(10)  to   2.28%(10)
2006                               --      --         --         --         --        --        --     --              --
2005                               --      --         --         --         --        --        --     --              --
2004                               --      --         --         --         --        --        --     --              --
-------------------------------------------------------------------------------------------------------------------------

AIM VI INTL GRO, SER I
2008                              836   $1.23  to  $1.23     $1,027      0.50%     1.40%  to 1.40% (41.21%)     to (41.21%)
2007                            1,067   $2.09  to  $2.09     $2,229      0.37%     1.40%  to 1.40%  13.12%      to  13.12%
2006                            1,395   $1.85  to  $1.85     $2,577      0.96%     1.40%  to 1.40%  26.46%      to  26.46%
2005                            1,766   $1.46  to  $1.46     $2,579      0.63%     1.40%  to 1.40%  16.29%      to  16.29%
2004                            2,223   $1.26  to  $1.26     $2,791      0.61%     1.40%  to 1.40%  22.28%      to  22.28%
-------------------------------------------------------------------------------------------------------------------------

AIM VI INTL GRO, SER II
2008                          108,308   $0.61  to  $0.60    $65,963      0.62%     1.05%  to 2.20% (41.17%)     to (41.84%)
2007                           61,258   $1.05  to  $1.04    $63,779      0.89%     1.05%  to 2.20%   4.47%(10)  to   3.67%(10)
2006                               --      --         --         --         --        --        --     --              --
2005                               --      --         --         --         --        --        --     --              --
2004                               --      --         --         --         --        --        --     --              --
-------------------------------------------------------------------------------------------------------------------------

AIM VI MID CAP CORE EQ, SER II
2008                            4,201   $0.80  to  $0.91     $3,920      1.20%     1.05%  to 2.20% (29.43%)     to (30.24%)
2007                            5,197   $1.13  to  $1.31     $6,915      0.05%     1.05%  to 2.20%   8.14%      to   6.89%
2006                            6,276   $1.04  to  $1.22     $7,771      0.67%     1.05%  to 2.20%   4.41%(9)   to   8.57%
2005                            7,246   $1.15  to  $1.13     $8,223      0.33%     1.15%  to 2.20%   6.05%      to   4.94%
2004                            4,001   $1.08  to  $1.07     $4,306      0.07%     1.15%  to 2.20%   8.37%(4)   to   7.61%(4)
-------------------------------------------------------------------------------------------------------------------------

AB VPS BAL WEALTH STRATEGY, CL B
2008                            1,717   $0.82  to  $0.82     $1,413         --     1.00%  to 2.20% (17.72%)(11) to (17.98%)(11)
2007                               --      --         --         --         --        --        --     --              --
2006                               --      --         --         --         --        --        --     --              --
2005                               --      --         --         --         --        --        --     --              --
2004                               --      --         --         --         --        --        --     --              --
-------------------------------------------------------------------------------------------------------------------------

AB VPS GLOBAL TECH, CL B
2008                            7,480   $0.30  to  $0.59     $2,645         --     1.00%  to 2.20% (47.99%)     to (48.61%)
2007                            9,654   $0.57  to  $1.15     $6,773         --     1.00%  to 2.20%  18.69%      to  14.69%(10)
2006                           10,904   $0.48  to  $1.57     $6,040         --     1.00%  to 1.85%   7.31%      to   6.40%
2005                           12,278   $0.45  to  $1.47     $6,380         --     1.00%  to 1.85%   2.62%      to   1.75%
2004                           13,280   $0.44  to  $1.45     $6,722         --     1.00%  to 1.85%   4.04%      to   3.16%
-------------------------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2008                           19,115   $0.78  to  $0.75    $15,181      1.83%     1.00%  to 2.20% (41.29%)     to (41.98%)
2007                           23,636   $1.33  to  $1.29    $32,029      1.21%     1.00%  to 2.20%   3.81%      to   2.56%
2006                           26,530   $1.28  to  $1.26    $34,617      1.17%     1.00%  to 2.20%  15.82%      to  14.45%
2005                           28,420   $1.11  to  $1.10    $32,076      1.26%     1.00%  to 2.20%   3.56%      to   2.32%
2004                           29,459   $1.07  to  $1.07    $32,021      0.73%     1.00%  to 2.20%  10.11%      to   7.90%(4)
-------------------------------------------------------------------------------------------------------------------------

AB VPS INTER BOND, CL B
2008                            2,640   $1.25  to  $1.23     $3,203      5.07%     1.40%  to 1.60%  (7.88%)     to  (8.07%)
2007                            2,485   $1.35  to  $1.34     $3,273      4.65%     1.40%  to 1.60%   3.14%      to   2.93%
2006                            2,758   $1.31  to  $1.30     $3,526      3.80%     1.40%  to 1.60%   2.15%      to   1.95%
2005                            2,948   $1.29  to  $1.28     $3,691      2.78%     1.40%  to 1.60%   0.34%      to   0.14%
2004                            3,185   $1.28  to  $1.27     $3,984      2.66%     1.40%  to 1.60%   2.08%      to   1.88%
-------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    401

                                            AT DEC. 31
                              -------------------------------------                FOR THE YEAR ENDED DEC. 31
                                          ACCUMULATION                ---------------------------------------------------
                                              UNIT            NET     INVESTMENT    EXPENSE RATIO       TOTAL RETURN
                               UNITS        LOWEST TO       ASSETS      INCOME        LOWEST TO           LOWEST TO
                               (000S)        HIGHEST        (000S)     RATIO(1)       HIGHEST(2)         HIGHEST(3)
                              -------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2008                          177,554   $0.54  to  $0.85   $143,374      0.88%     1.05%  to 2.20% (53.77%)     to (54.30%)
2007                          107,316   $1.17  to  $1.85   $191,755      0.98%     1.05%  to 2.20%   4.47%      to   3.27%
2006                           74,390   $1.12  to  $1.80   $132,164      1.22%     1.05%  to 2.20%  12.43%(9)   to  32.19%
2005                           46,981   $1.38  to  $1.36    $64,366      0.44%     1.15%  to 2.20%  15.19%      to  13.99%
2004                           13,750   $1.20  to  $1.19    $16,439      0.13%     1.15%  to 2.20%  20.60%(4)   to  19.75%(4)
-------------------------------------------------------------------------------------------------------------------------

AB VPS LG CAP GRO, CL B
2008                           12,149   $0.44  to  $0.96     $5,728         --     1.00%  to 1.85% (40.42%)     to (40.93%)
2007                           16,073   $0.74  to  $1.62    $12,656         --     1.00%  to 1.85%  12.48%      to  11.52%
2006                           18,654   $0.66  to  $1.45    $12,981         --     1.00%  to 1.85%  (1.63%)     to  (2.46%)
2005                           20,447   $0.67  to  $1.49    $14,486         --     1.00%  to 1.85%  13.70%      to  12.74%
2004                           21,459   $0.59  to  $1.32    $13,351         --     1.00%  to 1.85%   7.27%      to   6.36%
-------------------------------------------------------------------------------------------------------------------------

AC VP INC & GRO, CL I
2008                              555   $0.99  to  $0.99       $550      2.20%     1.40%  to 1.40% (35.50%)     to (35.50%)
2007                              747   $1.54  to  $1.54     $1,148      1.97%     1.40%  to 1.40%  (1.46%)     to  (1.46%)
2006                              962   $1.56  to  $1.56     $1,501      2.03%     1.40%  to 1.40%  15.47%      to  15.47%
2005                            1,390   $1.35  to  $1.35     $1,878      1.96%     1.40%  to 1.40%   3.18%      to   3.18%
2004                            1,530   $1.31  to  $1.31     $2,004      1.46%     1.40%  to 1.40%  11.42%      to  11.42%
-------------------------------------------------------------------------------------------------------------------------

AC VP INFLATION PROT, CL II
2008                           72,179   $1.08  to  $1.07    $78,899      4.99%     1.05%  to 2.20%  (2.63%)     to  (3.74%)
2007                          117,536   $1.10  to  $1.11   $132,760      4.51%     1.05%  to 2.20%   8.35%      to   7.11%
2006                          129,374   $1.02  to  $1.03   $135,725      3.47%     1.05%  to 2.20%   2.17%(9)   to  (0.63%)
2005                          108,753   $1.06  to  $1.04   $114,219      4.73%     1.15%  to 2.20%   0.40%      to  (0.64%)
2004                           31,470   $1.06  to  $1.05    $33,097      3.31%     1.15%  to 2.20%   5.23%(4)   to   4.50%(4)
-------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
2008                              114   $0.69  to  $0.94       $109      0.64%     1.05%  to 2.20% (45.48%)     to (46.10%)
2007                              114   $1.26  to  $1.74       $202      0.23%     1.05%  to 2.20%  16.68%      to  15.33%
2006                               38   $1.08  to  $1.50        $59      1.19%     1.05%  to 2.20%   8.20%(9)   to  22.03%
2005                               20   $1.25  to  $1.23        $26      1.00%     1.15%  to 2.20%  11.81%      to  10.66%
2004                               20   $1.12  to  $1.11        $23         --     1.15%  to 2.20%  12.93%(4)   to  12.13%(4)
-------------------------------------------------------------------------------------------------------------------------

AC VP MID CAP VAL, CL II
2008                               59   $0.67  to  $0.66        $40      0.07%     1.05%  to 2.20% (25.30%)     to (26.15%)
2007                               74   $0.90  to  $0.89        $68      1.99%     1.05%  to 2.20% (10.40%)(10) to (11.10%)(10)
2006                               --      --         --         --         --        --        --     --              --
2005                               --      --         --         --         --        --        --     --              --
2004                               --      --         --         --         --        --        --     --              --
-------------------------------------------------------------------------------------------------------------------------

AC VP ULTRA, CL II
2008                           42,320   $0.67  to  $0.67    $29,169         --     1.05%  to 2.20% (42.26%)     to (42.92%)
2007                           45,157   $1.15  to  $1.18    $54,243         --     1.05%  to 2.20%  19.57%      to  18.20%
2006                          117,963   $0.97  to  $1.00   $118,724         --     1.05%  to 2.20%  (2.84%)(9)  to  (5.49%)
2005                           39,413   $1.07  to  $1.06    $41,956         --     1.15%  to 2.20%   0.81%      to  (0.24%)
2004                           10,637   $1.07  to  $1.06    $11,294         --     1.15%  to 2.20%   7.63%(4)   to   6.87%(4)
-------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL I
2008                              456   $1.44  to  $1.44       $656      2.56%     1.40%  to 1.40% (27.80%)     to (27.80%)
2007                              588   $1.99  to  $1.99     $1,172      1.72%     1.40%  to 1.40%  (6.46%)     to  (6.46%)
2006                              816   $2.13  to  $2.13     $1,739      1.49%     1.40%  to 1.40%  17.01%      to  17.01%
2005                            1,092   $1.82  to  $1.82     $1,989      0.87%     1.40%  to 1.40%   3.58%      to   3.58%
2004                            1,163   $1.76  to  $1.76     $2,044      1.03%     1.40%  to 1.40%  12.74%      to  12.74%
-------------------------------------------------------------------------------------------------------------------------



 402    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                            AT DEC. 31
                              -------------------------------------                FOR THE YEAR ENDED DEC. 31
                                          ACCUMULATION                ---------------------------------------------------
                                              UNIT            NET     INVESTMENT    EXPENSE RATIO       TOTAL RETURN
                               UNITS        LOWEST TO       ASSETS      INCOME        LOWEST TO           LOWEST TO
                               (000S)        HIGHEST        (000S)     RATIO(1)       HIGHEST(2)         HIGHEST(3)
                              -------------------------------------------------------------------------------------------

AC VP VAL, CL II
2008                              353   $0.76  to  $0.86       $311      2.25%     1.05%  to 2.20% (27.57%)     to (28.39%)
2007                              349   $1.05  to  $1.20       $426      1.35%     1.05%  to 2.20%  (6.30%)     to  (7.38%)
2006                              335   $1.12  to  $1.29       $439      1.01%     1.05%  to 2.20%  12.30%(9)   to  15.90%
2005                              242   $1.13  to  $1.11       $273      0.71%     1.15%  to 2.20%   3.66%      to   2.57%
2004                              135   $1.09  to  $1.09       $147         --     1.15%  to 2.20%   9.65%(4)   to   8.88%(4)
-------------------------------------------------------------------------------------------------------------------------

COL ASSET ALLOC, VS CL A
2008                              261   $1.16  to  $1.16       $302      3.12%     1.15%  to 1.25% (29.14%)     to (29.21%)
2007                              530   $1.64  to  $1.63       $866      2.73%     1.15%  to 1.25%   7.92%      to   7.81%
2006                              539   $1.52  to  $1.51       $817      2.46%     1.15%  to 1.25%  10.51%      to  10.40%
2005                              610   $1.38  to  $1.37       $838      2.53%     1.15%  to 1.25%   5.31%      to   5.21%
2004                              640   $1.31  to  $1.30       $834      2.46%     1.15%  to 1.25%   8.73%      to   8.62%
-------------------------------------------------------------------------------------------------------------------------

COL FEDERAL SEC, VS CL A
2008                            1,204   $1.21  to  $1.21     $1,455      5.99%     1.15%  to 1.25%   6.85%      to   6.75%
2007                            1,652   $1.14  to  $1.13     $1,870      5.79%     1.15%  to 1.25%   4.97%      to   4.86%
2006                            1,622   $1.08  to  $1.08     $1,751      5.60%     1.15%  to 1.25%   2.53%      to   2.43%
2005                            1,726   $1.06  to  $1.05     $1,819      5.46%     1.15%  to 1.25%   1.41%      to   1.31%
2004                            1,823   $1.04  to  $1.04     $1,896      5.05%     1.15%  to 1.25%   2.96%      to   2.86%
-------------------------------------------------------------------------------------------------------------------------

COL HI YIELD, VS CL A
2008                              490   $0.80  to  $0.80       $392     10.27%     1.15%  to 1.25% (25.64%)     to (25.71%)
2007                              653   $1.08  to  $1.07       $702      5.06%     1.15%  to 1.25%   0.67%      to   0.57%
2006                              646   $1.07  to  $1.07       $691      3.76%     1.15%  to 1.25%   6.90%(8)   to   6.83%(8)
2005                               --      --         --         --         --        --        --     --              --
2004                               --      --         --         --         --        --        --     --              --
-------------------------------------------------------------------------------------------------------------------------

COL HI YIELD, VS CL B
2008                           19,037   $0.80  to  $0.78    $14,998     10.14%     1.05%  to 2.20% (25.54%)     to (26.40%)
2007                           25,829   $1.08  to  $1.06    $27,506      7.19%     1.05%  to 2.20%   0.63%      to  (0.52%)
2006                           49,073   $1.07  to  $1.06    $52,288      3.76%     1.05%  to 2.20%   7.01%(9)   to   6.18%(8)
2005                               --      --         --         --         --        --        --     --              --
2004                               --      --         --         --         --        --        --     --              --
-------------------------------------------------------------------------------------------------------------------------

COL LG CAP GRO, VS CL A
2008                              719   $0.76  to  $0.76       $548      0.26%     1.15%  to 1.25% (41.12%)     to (41.17%)
2007                              899   $1.30  to  $1.29     $1,164      0.38%     1.15%  to 1.25%  14.44%      to  14.33%
2006                              970   $1.13  to  $1.13     $1,098      0.35%     1.15%  to 1.25%   8.98%      to   8.87%
2005                            1,120   $1.04  to  $1.04     $1,163      0.71%     1.15%  to 1.25%   3.91%(6)   to   3.82%(6)
2004                               --      --         --         --         --        --        --     --              --
-------------------------------------------------------------------------------------------------------------------------

COL MARSICO GRO, VS CL A
2008                          224,766   $0.67  to  $0.66   $150,149      0.35%     1.05%  to 2.20% (40.08%)     to (40.77%)
2007                          136,002   $1.13  to  $1.12   $152,479      0.02%     1.05%  to 2.20%  12.45%(10)  to  11.59%(10)
2006                               --      --         --         --         --        --        --     --              --
2005                               --      --         --         --         --        --        --     --              --
2004                               --      --         --         --         --        --        --     --              --
-------------------------------------------------------------------------------------------------------------------------

COL MARSICO INTL OPP, VS CL B
2008                              184   $0.58  to  $0.57       $107      1.52%     1.05%  to 2.20% (49.03%)     to (49.61%)
2007                               49   $1.14  to  $1.13        $57      0.16%     1.05%  to 2.20%  14.06%(10)  to  13.19%(10)
2006                               --      --         --         --         --        --        --     --              --
2005                               --      --         --         --         --        --        --     --              --
2004                               --      --         --         --         --        --        --     --              --
-------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    403

                                            AT DEC. 31
                              -------------------------------------                FOR THE YEAR ENDED DEC. 31
                                          ACCUMULATION                ---------------------------------------------------
                                              UNIT            NET     INVESTMENT    EXPENSE RATIO       TOTAL RETURN
                               UNITS        LOWEST TO       ASSETS      INCOME        LOWEST TO           LOWEST TO
                               (000S)        HIGHEST        (000S)     RATIO(1)       HIGHEST(2)         HIGHEST(3)
                              -------------------------------------------------------------------------------------------

COL SM CAP VAL, VS CL B
2008                          127,803   $0.71  to  $0.94   $113,726      0.49%     1.05%  to 2.20% (28.91%)     to (29.72%)
2007                           94,685   $1.00  to  $1.34   $119,998      0.08%     1.05%  to 2.20%  (3.60%)     to  (4.71%)
2006                              158   $1.04  to  $1.40       $224      0.33%     1.05%  to 2.20%   3.74%(9)   to  16.77%
2005                              103   $1.22  to  $1.20       $126         --     1.15%  to 2.20%   4.27%      to   3.18%
2004                               91   $1.17  to  $1.16       $108      0.86%     1.15%  to 2.20%  18.17%(4)   to  17.35%(4)
-------------------------------------------------------------------------------------------------------------------------

COL SM CO GRO, VS CL A
2008                               92   $1.22  to  $1.22       $112         --     1.15%  to 1.25% (41.50%)     to (41.56%)
2007                              107   $2.09  to  $2.08       $223         --     1.15%  to 1.25%  12.16%      to  12.04%
2006                              131   $1.87  to  $1.86       $245         --     1.15%  to 1.25%  11.12%      to  11.01%
2005                              150   $1.68  to  $1.68       $251         --     1.15%  to 1.25%   1.54%      to   1.44%
2004                              157   $1.65  to  $1.65       $260         --     1.15%  to 1.25%  10.21%      to  10.10%
-------------------------------------------------------------------------------------------------------------------------

CS COMMODITY RETURN
2008                              489   $0.72  to  $0.71       $351      1.34%     1.05%  to 2.20% (34.42%)     to (35.18%)
2007                              264   $1.10  to  $1.10       $292      9.54%     1.05%  to 2.20%  10.54%(10)  to   9.70%(10)
2006                               --      --         --         --         --        --        --     --              --
2005                               --      --         --         --         --        --        --     --              --
2004                               --      --         --         --         --        --        --     --              --
-------------------------------------------------------------------------------------------------------------------------

CS U.S. EQ FLEX III
2008                              258   $0.82  to  $0.53       $149         --     1.40%  to 1.60% (39.17%)     to (39.29%)
2007                              270   $1.35  to  $0.87       $255         --     1.40%  to 1.60%  10.12%      to   9.90%
2006                              408   $1.23  to  $0.79       $346         --     1.40%  to 1.60%   0.48%      to   0.28%
2005                              424   $1.22  to  $0.79       $358         --     1.40%  to 1.60%   5.49%      to   5.28%
2004                              455   $1.16  to  $0.75       $366         --     1.40%  to 1.60%  11.55%      to  11.32%
-------------------------------------------------------------------------------------------------------------------------

DREY IP MIDCAP STOCK, SERV
2008                               72   $0.58  to  $0.73        $55      0.76%     1.05%  to 2.20% (41.08%)     to (41.75%)
2007                               73   $0.99  to  $1.25        $96      0.30%     1.05%  to 2.20%   0.32%      to  (0.84%)
2006                               75   $0.98  to  $1.26        $99      0.20%     1.05%  to 2.20%  (1.72%)(9)  to   5.34%
2005                              101   $1.22  to  $1.20       $124         --     1.15%  to 2.20%   7.69%      to   6.57%
2004                               43   $1.13  to  $1.13        $50      0.56%     1.15%  to 2.20%  14.36%(4)   to  13.56%(4)
-------------------------------------------------------------------------------------------------------------------------

DREY IP TECH GRO, SERV
2008                           16,569   $0.64  to  $0.68    $11,541         --     1.05%  to 2.20% (41.86%)     to (42.53%)
2007                           17,239   $1.11  to  $1.18    $20,781         --     1.05%  to 2.20%  13.24%      to  11.94%
2006                           35,608   $0.98  to  $1.06    $37,934         --     1.05%  to 2.20%  (2.07%)(9)  to   1.78%
2005                           16,181   $1.06  to  $1.04    $16,948         --     1.15%  to 2.20%   2.30%      to   1.23%
2004                            4,725   $1.03  to  $1.03     $4,863         --     1.15%  to 2.20%   6.13%(4)   to   5.38%(4)
-------------------------------------------------------------------------------------------------------------------------

DREY SOC RESP GRO, INIT
2008                            1,941   $0.48  to  $1.00       $945      0.78%     1.20%  to 1.80% (35.21%)     to (35.60%)
2007                            2,566   $0.74  to  $1.55     $1,935      0.54%     1.20%  to 1.80%   6.49%      to   5.86%
2006                            2,879   $0.70  to  $1.46     $2,037      0.11%     1.20%  to 1.80%   7.90%      to   7.26%
2005                            3,272   $0.65  to  $1.36     $2,150         --     1.20%  to 1.80%   2.38%      to   1.77%
2004                            3,768   $0.63  to  $1.34     $2,420      0.40%     1.20%  to 1.80%   4.94%      to   4.32%
-------------------------------------------------------------------------------------------------------------------------

DREY VIF APPR, SERV
2008                              672   $0.82  to  $0.85       $589      1.74%     1.05%  to 2.20% (30.46%)     to (31.25%)
2007                              731   $1.18  to  $1.24       $927      1.26%     1.05%  to 2.20%   5.73%      to   4.52%
2006                              684   $1.12  to  $1.18       $826      1.33%     1.05%  to 2.20%  12.07%(9)   to  13.68%
2005                              693   $1.06  to  $1.04       $730         --     1.15%  to 2.20%   2.93%      to   1.86%
2004                              523   $1.03  to  $1.02       $538      4.40%     1.15%  to 2.20%   3.15%(4)   to   2.43%(4)
-------------------------------------------------------------------------------------------------------------------------



 404    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                            AT DEC. 31
                              -------------------------------------                FOR THE YEAR ENDED DEC. 31
                                          ACCUMULATION                ---------------------------------------------------
                                              UNIT            NET     INVESTMENT    EXPENSE RATIO       TOTAL RETURN
                               UNITS        LOWEST TO       ASSETS      INCOME        LOWEST TO           LOWEST TO
                               (000S)        HIGHEST        (000S)     RATIO(1)       HIGHEST(2)         HIGHEST(3)
                              -------------------------------------------------------------------------------------------

DREY VIF INTL EQ, SERV
2008                               50   $0.62  to  $0.61        $32      1.57%     1.05%  to 2.20% (42.96%)     to (43.61%)
2007                               20   $1.10  to  $1.09        $23         --     1.05%  to 2.20%   9.88%(10)  to   9.04%(10)
2006                               --      --         --         --         --        --        --     --              --
2005                               --      --         --         --         --        --        --     --              --
2004                               --      --         --         --         --        --        --     --              --
-------------------------------------------------------------------------------------------------------------------------

DREY VIF INTL VAL, SERV
2008                              217   $0.68  to  $0.92       $206      2.20%     1.05%  to 2.20% (38.14%)     to (38.84%)
2007                              306   $1.10  to  $1.51       $472      1.40%     1.05%  to 2.20%   2.82%      to   1.66%
2006                              211   $1.07  to  $1.49       $320      1.24%     1.05%  to 2.20%   6.35%(9)   to  19.72%
2005                              207   $1.26  to  $1.24       $259         --     1.15%  to 2.20%  10.41%      to   9.27%
2004                               66   $1.14  to  $1.14        $78      4.11%     1.15%  to 2.20%  15.27%(4)   to  14.47%(4)
-------------------------------------------------------------------------------------------------------------------------

EV VT FLOATING-RATE INC
2008                           95,579   $0.71  to  $0.70    $67,320      5.75%     1.05%  to 2.20% (27.90%)     to (28.73%)
2007                           70,167   $0.99  to  $0.98    $68,931      6.34%     1.05%  to 2.20%  (1.36%)(10) to  (2.12%)(10)
2006                               --      --         --         --         --        --        --     --              --
2005                               --      --         --         --         --        --        --     --              --
2004                               --      --         --         --         --        --        --     --              --
-------------------------------------------------------------------------------------------------------------------------

EG VA CORE BOND, CL 2
2008                           33,671   $0.94  to  $0.84    $30,173      1.54%     1.00%  to 2.20% (20.39%)     to (21.33%)
2007                           43,866   $1.18  to  $1.07    $49,580      4.60%     1.00%  to 2.20%   3.85%      to   2.60%
2006                           46,474   $1.14  to  $1.04    $50,855      4.25%     1.00%  to 2.20%   2.93%      to   1.70%
2005                           43,577   $1.11  to  $1.02    $46,617      3.99%     1.00%  to 2.20%   1.16%      to  (0.04%)
2004                           26,478   $1.10  to  $1.02    $28,300      4.12%     1.00%  to 2.20%   2.73%      to   2.25%(4)
-------------------------------------------------------------------------------------------------------------------------

EG VA DIV CAP BUILDER, CL 2
2008                            1,483   $0.77  to  $0.74     $1,102         --     1.00%  to 1.85% (46.19%)     to (46.64%)
2007                            1,877   $1.43  to  $1.39     $2,603      3.78%     1.00%  to 1.85%   5.37%      to   4.47%
2006                            1,836   $1.36  to  $1.33     $2,424      2.12%     1.00%  to 1.85%   8.53%      to   7.61%
2005                            1,848   $1.25  to  $1.23     $2,260      2.07%     1.00%  to 1.85%   3.99%      to   3.11%
2004                            1,886   $1.20  to  $1.20     $2,231      0.79%     1.00%  to 1.85%   4.98%      to   4.09%
-------------------------------------------------------------------------------------------------------------------------

EG VA DIV INC BUILDER, CL 1
2008                            3,138   $1.15  to  $1.11     $3,553      6.61%     1.00%  to 1.35% (30.12%)     to (30.37%)
2007                            4,464   $1.64  to  $1.60     $7,245      4.93%     1.00%  to 1.35%   2.67%      to   2.31%
2006                            4,726   $1.60  to  $1.56     $7,489      3.71%     1.00%  to 1.35%   4.89%      to   4.52%
2005                            4,264   $1.53  to  $1.50     $6,467      5.55%     1.00%  to 1.35%  (1.67%)     to  (2.01%)
2004                            3,754   $1.55  to  $1.53     $5,813      4.68%     1.00%  to 1.35%   7.34%      to   6.96%
-------------------------------------------------------------------------------------------------------------------------

EG VA DIV INC BUILDER, CL 2
2008                           31,867   $0.98  to  $0.75    $27,821      6.78%     1.00%  to 2.20% (30.29%)     to (31.13%)
2007                           38,040   $1.41  to  $1.09    $48,095      4.80%     1.00%  to 2.20%   2.40%      to   1.17%
2006                           39,089   $1.37  to  $1.08    $48,654      3.33%     1.00%  to 2.20%   4.64%      to   3.39%
2005                           34,356   $1.31  to  $1.05    $41,286      5.89%     1.00%  to 2.20%  (1.99%)     to  (3.16%)
2004                           20,586   $1.34  to  $1.08    $25,811      6.48%     1.00%  to 2.20%   7.06%      to   7.88%(4)
-------------------------------------------------------------------------------------------------------------------------

EG VA FUNDAMENTAL LG CAP, CL 1
2008                            1,005   $0.91  to  $0.88       $895      1.27%     1.00%  to 1.35% (33.52%)     to (33.75%)
2007                            1,456   $1.37  to  $1.33     $1,957      1.11%     1.00%  to 1.35%   7.21%      to   6.83%
2006                            1,524   $1.28  to  $1.25     $1,916      1.26%     1.00%  to 1.35%  11.55%      to  11.17%
2005                            1,625   $1.14  to  $1.12     $1,836      1.07%     1.00%  to 1.35%   7.93%      to   7.55%
2004                            1,043   $1.06  to  $1.04     $1,095      1.26%     1.00%  to 1.35%   8.12%      to   7.75%
-------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    405

                                            AT DEC. 31
                              -------------------------------------                FOR THE YEAR ENDED DEC. 31
                                          ACCUMULATION                ---------------------------------------------------
                                              UNIT            NET     INVESTMENT    EXPENSE RATIO       TOTAL RETURN
                               UNITS        LOWEST TO       ASSETS      INCOME        LOWEST TO           LOWEST TO
                               (000S)        HIGHEST        (000S)     RATIO(1)       HIGHEST(2)         HIGHEST(3)
                              -------------------------------------------------------------------------------------------

EG VA FUNDAMENTAL LG CAP, CL 2
2008                           13,036   $1.13  to  $0.88    $14,026      1.26%     1.00%  to 2.20% (33.67%)     to (34.47%)
2007                           13,774   $1.70  to  $1.34    $22,549      0.81%     1.00%  to 2.20%   6.93%      to   5.65%
2006                           15,401   $1.59  to  $1.27    $23,638      1.11%     1.00%  to 2.20%  11.28%      to   9.97%
2005                           13,899   $1.43  to  $1.15    $19,414      0.80%     1.00%  to 2.20%   7.67%      to   6.38%
2004                            8,484   $1.33  to  $1.09    $11,050      1.12%     1.00%  to 2.20%   7.85%      to   9.27%(4)
-------------------------------------------------------------------------------------------------------------------------

EG VA GRO, CL 2
2008                            7,669   $1.12  to  $0.78     $7,577         --     1.00%  to 2.20% (41.88%)     to (42.57%)
2007                            8,126   $1.93  to  $1.36    $13,929         --     1.00%  to 2.20%   9.74%      to   8.42%
2006                            9,047   $1.76  to  $1.26    $14,207         --     1.00%  to 2.20%   9.54%      to   8.23%
2005                            8,790   $1.60  to  $1.16    $12,752         --     1.00%  to 2.20%   5.22%      to   3.96%
2004                            3,183   $1.52  to  $1.12     $4,588         --     1.00%  to 2.20%  12.45%      to  13.32%(4)
-------------------------------------------------------------------------------------------------------------------------

EG VA HI INC, CL 2
2008                           17,577   $1.05  to  $0.80    $16,622      9.27%     1.00%  to 2.20% (26.64%)     to (27.51%)
2007                           21,190   $1.42  to  $1.11    $27,443      7.23%     1.00%  to 2.20%   1.49%      to   0.28%
2006                           22,325   $1.40  to  $1.10    $28,612      6.66%     1.00%  to 2.20%   7.59%      to   6.31%
2005                           21,254   $1.30  to  $1.04    $25,555      7.13%     1.00%  to 2.20%   0.24%      to  (0.95%)
2004                           12,567   $1.30  to  $1.05    $15,565      6.94%     1.00%  to 2.20%   7.31%      to   4.79%(4)
-------------------------------------------------------------------------------------------------------------------------

EG VA INTL EQ, CL 1
2008                            1,357   $1.14  to  $1.12     $1,531         --     1.00%  to 1.35% (42.07%)     to (42.27%)
2007                            2,523   $1.97  to  $1.94     $4,927      2.58%     1.00%  to 1.35%  13.85%      to  13.45%
2006                            2,404   $1.73  to  $1.71     $4,126      3.99%     1.00%  to 1.35%  21.94%      to  21.51%
2005                            1,909   $1.42  to  $1.41     $2,693      2.59%     1.00%  to 1.35%  14.85%      to  14.44%
2004                            1,655   $1.23  to  $1.23     $2,036      1.39%     1.00%  to 1.35%  18.02%      to  17.61%
-------------------------------------------------------------------------------------------------------------------------

EG VA INTL EQ, CL 2
2008                           15,059   $1.30  to  $1.00    $18,267         --     1.00%  to 2.20% (42.18%)     to (42.87%)
2007                           16,065   $2.25  to  $1.74    $34,071      2.17%     1.00%  to 2.20%  13.58%      to  12.22%
2006                           17,374   $1.98  to  $1.55    $32,562      3.61%     1.00%  to 2.20%  21.67%      to  20.22%
2005                           15,120   $1.63  to  $1.29    $23,587      2.60%     1.00%  to 2.20%  14.53%      to  13.17%
2004                           10,747   $1.42  to  $1.14    $15,027      1.19%     1.00%  to 2.20%  17.66%      to  14.84%(4)
-------------------------------------------------------------------------------------------------------------------------

EG VA OMEGA, CL 1
2008                            2,756   $0.65  to  $0.63     $1,748         --     1.00%  to 1.35% (27.92%)     to (28.17%)
2007                            3,925   $0.90  to  $0.87     $3,460      0.52%     1.00%  to 1.35%  10.84%      to  10.45%
2006                            4,869   $0.81  to  $0.79     $3,883         --     1.00%  to 1.35%   4.96%      to   4.60%
2005                            5,603   $0.77  to  $0.76     $4,267      0.20%     1.00%  to 1.35%   2.82%      to   2.46%
2004                            6,723   $0.75  to  $0.74     $4,991         --     1.00%  to 1.35%   6.15%      to   5.78%
-------------------------------------------------------------------------------------------------------------------------

EG VA OMEGA, CL 2
2008                           20,004   $1.20  to  $0.85    $21,189         --     1.00%  to 2.20% (28.13%)     to (28.99%)
2007                           24,361   $1.68  to  $1.19    $36,073      0.28%     1.00%  to 2.20%  10.62%      to   9.29%
2006                           26,098   $1.52  to  $1.09    $35,221         --     1.00%  to 2.20%   4.65%      to   3.41%
2005                           21,581   $1.45  to  $1.06    $28,333      0.02%     1.00%  to 2.20%   2.54%      to   1.32%
2004                           13,574   $1.41  to  $1.04    $17,905         --     1.00%  to 2.20%   5.91%      to   5.76%(4)
-------------------------------------------------------------------------------------------------------------------------

EG VA SPECIAL VAL, CL 1
2008                            3,345   $1.49  to  $1.45     $4,884      1.03%     1.00%  to 1.35% (31.99%)     to (32.23%)
2007                            4,902   $2.19  to  $2.13    $10,555      1.32%     1.00%  to 1.35%  (8.44%)     to  (8.76%)
2006                            5,639   $2.39  to  $2.34    $13,292      0.78%     1.00%  to 1.35%  20.34%      to  19.92%
2005                            5,716   $1.99  to  $1.95    $11,222      1.02%     1.00%  to 1.35%   9.66%      to   9.28%
2004                            5,818   $1.81  to  $1.78    $10,440      1.04%     1.00%  to 1.35%  19.18%      to  18.76%
-------------------------------------------------------------------------------------------------------------------------



 406    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                            AT DEC. 31
                              -------------------------------------                FOR THE YEAR ENDED DEC. 31
                                          ACCUMULATION                ---------------------------------------------------
                                              UNIT            NET     INVESTMENT    EXPENSE RATIO       TOTAL RETURN
                               UNITS        LOWEST TO       ASSETS      INCOME        LOWEST TO           LOWEST TO
                               (000S)        HIGHEST        (000S)     RATIO(1)       HIGHEST(2)         HIGHEST(3)
                              -------------------------------------------------------------------------------------------

EG VA SPECIAL VAL, CL 2
2008                            8,935   $1.18  to  $0.88    $10,171      0.84%     1.00%  to 2.20% (32.16%)     to (32.98%)
2007                           11,338   $1.74  to  $1.32    $19,125      1.15%     1.00%  to 2.20%  (8.65%)     to  (9.75%)
2006                           12,069   $1.91  to  $1.46    $22,370      0.51%     1.00%  to 2.20%  19.99%      to  18.56%
2005                           12,661   $1.59  to  $1.23    $19,614      0.78%     1.00%  to 2.20%   9.38%      to   8.08%
2004                           12,027   $1.45  to  $1.14    $17,160      0.93%     1.00%  to 2.20%  18.90%      to  14.50%(4)
-------------------------------------------------------------------------------------------------------------------------

FID VIP BAL, SERV CL
2008                              382   $0.83  to  $0.82       $313      1.46%     1.15%  to 1.25% (34.78%)     to (34.84%)
2007                              479   $1.27  to  $1.26       $601      2.95%     1.15%  to 1.25%   7.65%      to   7.54%
2006                              499   $1.18  to  $1.17       $582      1.91%     1.15%  to 1.25%  10.37%      to  10.26%
2005                              517   $1.07  to  $1.06       $548      2.49%     1.15%  to 1.25%   4.40%      to   4.30%
2004                              535   $1.02  to  $1.01       $543      2.04%     1.15%  to 1.25%   4.22%      to   4.12%
-------------------------------------------------------------------------------------------------------------------------

FID VIP BAL, SERV CL 2
2008                              120   $0.87  to  $0.82       $104      1.14%     1.40%  to 1.80% (35.06%)     to (35.32%)
2007                              277   $1.34  to  $1.28       $368      3.02%     1.40%  to 1.80%   7.20%      to   6.77%
2006                              247   $1.25  to  $1.19       $301      1.74%     1.40%  to 1.80%   9.95%      to   9.51%
2005                              261   $1.14  to  $1.09       $289      2.49%     1.40%  to 1.80%   4.06%      to   3.64%
2004                              230   $1.10  to  $1.05       $246      1.46%     1.40%  to 1.80%   3.69%      to   3.26%
-------------------------------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL
2008                            9,274   $0.93  to  $0.90     $8,451      0.72%     1.00%  to 1.35% (43.19%)     to (43.39%)
2007                           13,814   $1.64  to  $1.59    $22,224      0.84%     1.00%  to 1.35%  16.33%      to  15.92%
2006                           15,108   $1.41  to  $1.37    $20,941      1.11%     1.00%  to 1.35%  10.48%      to  10.10%
2005                           15,494   $1.27  to  $1.25    $19,486      0.20%     1.00%  to 1.35%  15.69%      to  15.29%
2004                           15,533   $1.10  to  $1.08    $16,919      0.24%     1.00%  to 1.35%  14.19%      to  13.79%
-------------------------------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL 2
2008                          272,162   $1.05  to  $0.88   $271,440      0.83%     1.00%  to 2.20% (43.26%)     to (43.94%)
2007                          258,353   $1.85  to  $1.58   $460,760      0.69%     1.00%  to 2.20%  16.13%      to  14.74%
2006                          269,792   $1.59  to  $1.37   $418,463      1.12%     1.00%  to 2.20%  10.33%      to   9.01%
2005                          132,971   $1.44  to  $1.26   $192,209      0.09%     1.00%  to 2.20%  15.49%      to  14.12%
2004                           62,225   $1.25  to  $1.10    $79,467      0.13%     1.00%  to 2.20%  14.01%      to  11.01%(4)
-------------------------------------------------------------------------------------------------------------------------

FID VIP DYN APPR, SERV CL 2
2008                            1,260   $0.88  to  $1.01     $1,105      0.42%     1.20%  to 1.80% (42.05%)     to (42.40%)
2007                            1,556   $1.52  to  $1.76     $2,417      0.12%     1.20%  to 1.80%   5.45%      to   4.81%
2006                            1,613   $1.44  to  $1.68     $2,387      0.27%     1.20%  to 1.80%  12.46%      to  11.79%
2005                            1,272   $1.28  to  $1.50     $1,620         --     1.20%  to 1.80%  19.24%      to  18.53%
2004                            1,319   $1.08  to  $1.26     $1,411         --     1.20%  to 1.80%   0.07%      to  (0.52%)
-------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL
2008                            4,294   $0.70  to  $0.70     $3,000      0.98%     1.15%  to 1.60% (42.44%)     to (42.70%)
2007                            5,750   $1.22  to  $1.22     $7,005      1.65%     1.15%  to 1.60%  10.71%      to  10.21%
2006                            6,546   $1.10  to  $1.11     $7,229      0.83%     1.15%  to 1.60%  11.72%      to  11.22%
2005                            7,340   $0.98  to  $1.00     $7,280      1.45%     1.15%  to 1.60%   6.30%      to   5.82%
2004                            7,794   $0.93  to  $0.94     $7,299      0.78%     1.15%  to 1.60%   4.55%      to   4.08%
-------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL 2
2008                              219   $0.79  to  $0.77       $172      0.52%     1.40%  to 1.80% (42.71%)     to (42.93%)
2007                              531   $1.38  to  $1.35       $730      1.30%     1.40%  to 1.80%  10.29%      to   9.86%
2006                              798   $1.25  to  $1.23       $996      0.70%     1.40%  to 1.80%  11.29%      to  10.86%
2005                              860   $1.12  to  $1.11       $966      1.32%     1.40%  to 1.80%   5.91%      to   5.49%
2004                              803   $1.06  to  $1.05       $852      0.48%     1.40%  to 1.80%   4.06%      to   3.63%
-------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    407

                                            AT DEC. 31
                              -------------------------------------                FOR THE YEAR ENDED DEC. 31
                                          ACCUMULATION                ---------------------------------------------------
                                              UNIT            NET     INVESTMENT    EXPENSE RATIO       TOTAL RETURN
                               UNITS        LOWEST TO       ASSETS      INCOME        LOWEST TO           LOWEST TO
                               (000S)        HIGHEST        (000S)     RATIO(1)       HIGHEST(2)         HIGHEST(3)
                              -------------------------------------------------------------------------------------------

FID VIP GRO, SERV CL
2008                              147   $0.55  to  $0.55        $81      0.65%     1.15%  to 1.25% (47.84%)     to (47.89%)
2007                              187   $1.06  to  $1.05       $198      0.66%     1.15%  to 1.25%  25.41%      to  25.29%
2006                              243   $0.85  to  $0.84       $205      0.29%     1.15%  to 1.25%   5.52%      to   5.41%
2005                              282   $0.80  to  $0.80       $225      0.38%     1.15%  to 1.25%   4.47%      to   4.37%
2004                              280   $0.77  to  $0.76       $215      0.17%     1.15%  to 1.25%   2.08%      to   1.98%
-------------------------------------------------------------------------------------------------------------------------

FID VIP GRO, SERV CL 2
2008                            3,980   $0.72  to  $0.71     $2,929      0.52%     1.00%  to 2.20% (47.83%)     to (48.46%)
2007                            4,959   $1.38  to  $1.37     $7,008      0.38%     1.00%  to 2.20%  25.39%      to  23.89%
2006                            5,423   $1.10  to  $1.10     $6,097      0.16%     1.00%  to 2.20%   5.52%      to   4.26%
2005                            5,147   $1.05  to  $1.06     $5,538      0.28%     1.00%  to 2.20%   4.46%      to   3.22%
2004                            5,258   $1.00  to  $1.03     $5,452      0.09%     1.00%  to 2.20%   2.10%      to   4.06%(4)
-------------------------------------------------------------------------------------------------------------------------

FID VIP HI INC, SERV CL
2008                            2,896   $0.85  to  $0.82     $2,417      7.70%     1.00%  to 1.35% (25.81%)     to (26.07%)
2007                            3,798   $1.14  to  $1.11     $4,279      8.21%     1.00%  to 1.35%   1.63%      to   1.27%
2006                            3,734   $1.12  to  $1.10     $4,149      8.07%     1.00%  to 1.35%  10.08%      to   9.69%
2005                            3,550   $1.02  to  $1.00     $3,597     14.59%     1.00%  to 1.35%   1.51%      to   1.15%
2004                            4,555   $1.01  to  $0.99     $4,555      8.29%     1.00%  to 1.35%   8.40%      to   8.01%
-------------------------------------------------------------------------------------------------------------------------

FID VIP HI INC, SERV CL 2
2008                            1,011   $1.05  to  $1.05     $1,042      6.73%     1.20%  to 1.80% (26.04%)     to (26.48%)
2007                            1,581   $1.42  to  $1.43     $2,210      7.40%     1.20%  to 1.80%   1.31%      to   0.71%
2006                            1,815   $1.40  to  $1.42     $2,506      8.69%     1.20%  to 1.80%   9.70%      to   9.05%
2005                            1,584   $1.27  to  $1.30     $1,996     14.72%     1.20%  to 1.80%   1.09%      to   0.50%
2004                            1,935   $1.26  to  $1.29     $2,419      7.92%     1.20%  to 1.80%   8.09%      to   7.45%
-------------------------------------------------------------------------------------------------------------------------

FID VIP INVEST GR, SERV CL 2
2008                          181,670   $1.02  to  $1.00   $186,243      3.86%     1.05%  to 2.20%  (4.47%)     to  (5.56%)
2007                          187,623   $1.07  to  $1.06   $202,610      2.39%     1.05%  to 2.20%   2.99%      to   1.81%
2006                           68,197   $1.04  to  $1.04    $72,153      3.13%     1.05%  to 2.20%   4.37%(9)   to   1.88%
2005                           49,124   $1.04  to  $1.03    $50,777      1.81%     1.15%  to 2.20%   0.73%      to  (0.32%)
2004                           12,496   $1.04  to  $1.03    $12,898         --     1.15%  to 2.20%   3.42%(4)   to   2.70%(4)
-------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL
2008                            9,170   $1.56  to  $1.41    $14,784      0.34%     1.00%  to 1.60% (40.11%)     to (40.47%)
2007                           12,971   $2.61  to  $2.36    $35,213      0.71%     1.00%  to 1.60%  14.33%      to  13.64%
2006                           15,989   $2.28  to  $2.08    $37,793      0.27%     1.00%  to 1.60%  11.47%      to  10.81%
2005                           18,124   $2.04  to  $1.88    $38,529      1.67%     1.00%  to 1.60%  17.03%      to  16.33%
2004                           19,740   $1.75  to  $1.61    $36,011         --     1.00%  to 1.60%  23.53%      to  22.79%
-------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL 2
2008                          107,921   $1.27  to  $1.02   $127,460      0.26%     1.00%  to 2.20% (40.21%)     to (40.92%)
2007                           76,055   $2.13  to  $1.73   $155,334      0.49%     1.00%  to 2.20%  14.18%      to  12.81%
2006                           58,113   $1.86  to  $1.53   $107,088      0.15%     1.00%  to 2.20%  11.29%      to   9.96%
2005                           36,247   $1.68  to  $1.40    $62,745      1.46%     1.00%  to 2.20%  16.84%      to  15.45%
2004                           26,174   $1.43  to  $1.21    $39,969         --     1.00%  to 2.20%  23.42%      to  21.77%(4)
-------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL
2008                            1,856   $0.83  to  $0.66     $1,273      2.27%     1.40%  to 1.60% (44.65%)     to (44.76%)
2007                            2,253   $1.49  to  $1.19     $2,820      3.19%     1.40%  to 1.60%  15.57%      to  15.34%
2006                            1,776   $1.29  to  $1.04     $1,979      0.79%     1.40%  to 1.60%  16.31%      to  16.08%
2005                            1,809   $1.11  to  $0.89     $1,726      0.58%     1.40%  to 1.60%  17.32%      to  17.09%
2004                            1,907   $0.95  to  $0.76     $1,555      1.01%     1.40%  to 1.60%  11.90%      to  11.68%
-------------------------------------------------------------------------------------------------------------------------



 408    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                            AT DEC. 31
                              -------------------------------------                FOR THE YEAR ENDED DEC. 31
                                          ACCUMULATION                ---------------------------------------------------
                                              UNIT            NET     INVESTMENT    EXPENSE RATIO       TOTAL RETURN
                               UNITS        LOWEST TO       ASSETS      INCOME        LOWEST TO           LOWEST TO
                               (000S)        HIGHEST        (000S)     RATIO(1)       HIGHEST(2)         HIGHEST(3)
                              -------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL 2
2008                           24,644   $1.06  to  $0.92    $25,327      2.60%     1.00%  to 2.20% (44.52%)     to (45.18%)
2007                           23,508   $1.90  to  $1.68    $44,136      2.82%     1.00%  to 2.20%  15.88%      to  14.49%
2006                           26,417   $1.64  to  $1.47    $43,371      0.68%     1.00%  to 2.20%  16.60%      to  15.22%
2005                           24,158   $1.41  to  $1.27    $34,412      0.37%     1.00%  to 2.20%  17.60%      to  16.21%
2004                           13,724   $1.20  to  $1.10    $16,647      0.14%     1.00%  to 2.20%  12.18%      to  10.06%(4)
-------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK GLOBAL REAL EST, CL 2
2008                            6,199   $0.98  to  $0.77     $7,105      1.08%     1.00%  to 2.20% (42.97%)     to (43.65%)
2007                            8,046   $1.72  to  $1.36    $16,392      2.13%     1.00%  to 2.20% (21.65%)     to (22.59%)
2006                            6,095   $2.20  to  $1.76    $17,487      1.99%     1.00%  to 2.20%  19.39%      to  17.97%
2005                            6,763   $1.84  to  $1.49    $16,290      1.40%     1.00%  to 2.20%  12.35%      to  11.01%
2004                            6,631   $1.64  to  $1.34    $14,436      1.84%     1.00%  to 2.20%  30.49%      to  35.07%(4)
-------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK INC SEC, CL 2
2008                           18,729   $0.79  to  $0.90    $20,865      5.48%     1.05%  to 2.20% (30.39%)     to (31.20%)
2007                           23,205   $1.14  to  $1.30    $37,538      3.38%     1.05%  to 2.20%   2.67%      to   1.49%
2006                           22,695   $1.11  to  $1.29    $36,224      3.57%     1.05%  to 2.20%  11.39%(9)   to  15.69%
2005                           21,918   $1.13  to  $1.11    $30,231      3.52%     1.15%  to 2.20%   0.45%      to  (0.61%)
2004                           18,268   $1.13  to  $1.12    $25,848      3.01%     1.15%  to 2.20%  12.75%(4)   to  11.95%(4)
-------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK RISING DIVD, CL 2
2008                            1,111   $0.75  to  $0.86       $964      1.85%     1.05%  to 2.20% (27.86%)     to (28.69%)
2007                            1,164   $1.03  to  $1.20     $1,412      2.47%     1.05%  to 2.20%  (3.71%)     to  (4.82%)
2006                              780   $1.07  to  $1.26       $993      1.08%     1.05%  to 2.20%   7.96%(9)   to  14.59%
2005                              630   $1.12  to  $1.10       $698      0.96%     1.15%  to 2.20%   2.25%      to   1.18%
2004                              362   $1.10  to  $1.09       $396      0.14%     1.15%  to 2.20%   9.74%(4)   to   8.98%(4)
-------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP VAL, CL 2
2008                            5,913   $1.02  to  $1.28     $6,703      1.16%     1.00%  to 1.85% (33.68%)     to (34.25%)
2007                            7,074   $1.54  to  $1.95    $11,951      0.64%     1.00%  to 1.85%  (3.36%)     to  (4.18%)
2006                            7,825   $1.60  to  $2.04    $13,758      0.64%     1.00%  to 1.85%  15.82%      to  14.84%
2005                            8,048   $1.38  to  $1.77    $12,183      0.74%     1.00%  to 1.85%   7.69%      to   6.78%
2004                            7,470   $1.28  to  $1.66    $10,450      0.19%     1.00%  to 1.85%  22.52%      to  21.48%
-------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM MID CAP GRO, CL 2
2008                           20,487   $0.56  to  $0.72    $10,708         --     1.00%  to 2.20% (43.07%)     to (43.75%)
2007                           25,432   $0.98  to  $1.27    $23,347         --     1.00%  to 2.20%  10.13%      to   8.80%
2006                           29,402   $0.89  to  $1.17    $24,298         --     1.00%  to 2.20%   7.61%      to   6.33%
2005                           33,112   $0.83  to  $1.10    $25,381         --     1.00%  to 2.20%   3.75%      to   2.51%
2004                           35,804   $0.80  to  $1.07    $26,324         --     1.00%  to 2.20%  10.37%      to   8.91%(4)
-------------------------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SEC, CL 2
2008                           62,660   $1.14  to  $0.85    $70,942      2.87%     1.00%  to 2.20% (37.74%)     to (38.48%)
2007                           84,105   $1.84  to  $1.38   $153,569      1.68%     1.00%  to 2.20%   2.44%      to   1.22%
2006                          120,060   $1.79  to  $1.36   $207,311      1.24%     1.00%  to 2.20%  17.21%      to  15.81%
2005                           92,896   $1.53  to  $1.18   $142,568      0.89%     1.00%  to 2.20%   9.46%      to   8.16%
2004                           95,432   $1.40  to  $1.09   $134,344      0.80%     1.00%  to 2.20%  11.51%      to   9.07%(4)
-------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP DEV MKTS SEC, CL 2
2008                              661   $1.40  to  $1.36       $927      2.86%     1.00%  to 1.35% (53.18%)     to (53.34%)
2007                              954   $2.99  to  $2.92     $2,855      2.21%     1.00%  to 1.35%  27.50%      to  27.05%
2006                              843   $2.35  to  $2.30     $1,996      1.20%     1.00%  to 1.35%  26.82%      to  26.38%
2005                              884   $1.85  to  $1.82     $1,658      1.25%     1.00%  to 1.35%  26.16%      to  25.72%
2004                              713   $1.47  to  $1.45     $1,075      1.76%     1.00%  to 1.35%  23.48%      to  23.04%
-------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    409

                                            AT DEC. 31
                              -------------------------------------                FOR THE YEAR ENDED DEC. 31
                                          ACCUMULATION                ---------------------------------------------------
                                              UNIT            NET     INVESTMENT    EXPENSE RATIO       TOTAL RETURN
                               UNITS        LOWEST TO       ASSETS      INCOME        LOWEST TO           LOWEST TO
                               (000S)        HIGHEST        (000S)     RATIO(1)       HIGHEST(2)         HIGHEST(3)
                              -------------------------------------------------------------------------------------------

FTVIPT TEMP FOR SEC, CL 2
2008                           17,025   $0.93  to  $1.33    $16,811      2.42%     1.00%  to 1.85% (40.97%)     to (41.47%)
2007                           20,887   $1.57  to  $2.27    $35,247      1.98%     1.00%  to 1.85%  14.30%      to  13.33%
2006                           22,383   $1.38  to  $2.00    $33,069      1.25%     1.00%  to 1.85%  20.24%      to  19.23%
2005                           22,245   $1.14  to  $1.68    $27,411      1.17%     1.00%  to 1.85%   9.08%      to   8.16%
2004                           20,609   $1.05  to  $1.55    $23,257      1.10%     1.00%  to 1.85%  17.35%      to  16.36%
-------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP GLOBAL BOND, CL 2
2008                          140,067   $1.21  to  $1.36   $191,200      3.73%     1.05%  to 2.20%   5.10%      to   3.89%
2007                          157,788   $1.15  to  $1.31   $207,049      2.81%     1.05%  to 2.20%   9.84%      to   8.58%
2006                          103,036   $1.05  to  $1.21   $124,797      2.76%     1.05%  to 2.20%   4.68%(9)   to  10.32%
2005                           40,863   $1.12  to  $1.10    $45,183      5.96%     1.15%  to 2.20%  (4.19%)     to  (5.18%)
2004                           12,064   $1.16  to  $1.16    $13,997      4.08%     1.15%  to 2.20%  16.04%(4)   to  15.23%(4)
-------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP GRO SEC, CL 2
2008                            3,541   $0.64  to  $0.80     $2,776      1.78%     1.05%  to 2.20% (42.93%)     to (43.59%)
2007                            3,887   $1.12  to  $1.42     $5,432      1.36%     1.05%  to 2.20%   1.27%      to   0.11%
2006                            2,957   $1.11  to  $1.42     $4,151      1.30%     1.05%  to 2.20%  10.85%(9)   to  19.17%
2005                            2,253   $1.21  to  $1.19     $2,707      1.18%     1.15%  to 2.20%   7.62%      to   6.51%
2004                            1,269   $1.13  to  $1.12     $1,424      0.45%     1.15%  to 2.20%  12.72%(4)   to  11.93%(4)
-------------------------------------------------------------------------------------------------------------------------

GS VIT CAP GRO, INST
2008                              590   $0.59  to  $0.52       $315      0.11%     1.40%  to 1.60% (42.57%)     to (42.68%)
2007                              879   $1.02  to  $0.91       $821      0.16%     1.40%  to 1.60%   8.59%      to   8.37%
2006                            1,191   $0.94  to  $0.84     $1,033      0.12%     1.40%  to 1.60%   7.05%      to   6.84%
2005                            1,497   $0.88  to  $0.79     $1,214      0.14%     1.40%  to 1.60%   1.52%      to   1.31%
2004                            1,695   $0.87  to  $0.78     $1,353      0.70%     1.40%  to 1.60%   7.57%      to   7.36%
-------------------------------------------------------------------------------------------------------------------------

GS VIT MID CAP VAL, INST
2008                           85,198   $0.69  to  $0.93   $101,943      1.09%     1.05%  to 2.20% (37.71%)     to (38.42%)
2007                           84,709   $1.10  to  $1.51   $165,284      0.83%     1.05%  to 2.20%   2.12%      to   0.95%
2006                           70,189   $1.08  to  $1.49   $136,205      1.28%     1.05%  to 2.20%   8.18%(9)   to  13.64%
2005                           36,087   $1.34  to  $1.32    $63,888      0.77%     1.15%  to 2.20%  11.54%      to  10.38%
2004                           16,020   $1.20  to  $1.19    $27,786      0.89%     1.15%  to 2.20%  20.24%(4)   to  19.40%(4)
-------------------------------------------------------------------------------------------------------------------------

GS VIT STRATEGIC INTL EQ, INST
2008                              389   $0.77  to  $0.59       $244      2.86%     1.40%  to 1.60% (46.71%)     to (46.82%)
2007                              527   $1.44  to  $1.11       $616      1.09%     1.40%  to 1.60%   6.38%      to   6.16%
2006                              709   $1.35  to  $1.04       $785      1.48%     1.40%  to 1.60%  20.41%      to  20.17%
2005                              881   $1.12  to  $0.87       $815      0.33%     1.40%  to 1.60%  12.13%      to  11.90%
2004                              827   $1.00  to  $0.78       $675      1.12%     1.40%  to 1.60%  11.91%      to  11.68%
-------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD U.S. EQ, INST
2008                            7,116   $0.59  to  $0.58     $4,500      1.44%     1.05%  to 2.20% (37.66%)     to (38.36%)
2007                            9,161   $0.94  to  $0.93     $9,424      1.00%     1.05%  to 2.20%  (6.03%)(10) to  (6.75%)(10)
2006                           10,305   $1.05  to  $1.75    $10,954      1.08%     1.20%  to 1.80%  11.55%      to  10.88%
2005                           11,128   $0.94  to  $1.57    $10,517      0.80%     1.20%  to 1.80%   5.24%      to   4.61%
2004                           10,966   $0.90  to  $1.51     $9,890      1.19%     1.20%  to 1.80%  13.57%      to  12.89%
-------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN BAL, INST
2008                            1,819   $1.79  to  $1.79     $3,250      2.52%     1.40%  to 1.40% (17.01%)     to (17.01%)
2007                            2,498   $2.15  to  $2.15     $5,378      2.35%     1.40%  to 1.40%   8.99%      to   8.99%
2006                            3,777   $1.98  to  $1.98     $7,461      2.01%     1.40%  to 1.40%   9.19%      to   9.19%
2005                            5,177   $1.81  to  $1.81     $9,366      2.22%     1.40%  to 1.40%   6.45%      to   6.45%
2004                            6,202   $1.70  to  $1.70    $10,540      2.18%     1.40%  to 1.40%   7.02%      to   7.02%
-------------------------------------------------------------------------------------------------------------------------



 410    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                            AT DEC. 31
                              -------------------------------------                FOR THE YEAR ENDED DEC. 31
                                          ACCUMULATION                ---------------------------------------------------
                                              UNIT            NET     INVESTMENT    EXPENSE RATIO       TOTAL RETURN
                               UNITS        LOWEST TO       ASSETS      INCOME        LOWEST TO           LOWEST TO
                               (000S)        HIGHEST        (000S)     RATIO(1)       HIGHEST(2)         HIGHEST(3)
                              -------------------------------------------------------------------------------------------

JANUS ASPEN GLOBAL TECH, SERV
2008                              802   $0.30  to  $0.27       $219      0.08%     1.15%  to 1.60% (44.61%)     to (44.86%)
2007                            1,050   $0.53  to  $0.49       $518      0.27%     1.15%  to 1.60%  20.30%      to  19.76%
2006                            1,532   $0.44  to  $0.41       $629         --     1.15%  to 1.60%   6.60%      to   6.12%
2005                            2,118   $0.42  to  $0.38       $818         --     1.15%  to 1.60%  10.28%      to   9.78%
2004                            2,429   $0.38  to  $0.35       $853         --     1.15%  to 1.60%  (0.58%)     to  (1.03%)
-------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN OVERSEAS, SERV
2008                            3,518   $0.76  to  $0.69     $2,478      1.11%     1.40%  to 1.60% (52.89%)     to (52.99%)
2007                            3,917   $1.62  to  $1.46     $5,905      0.44%     1.40%  to 1.60%  26.23%      to  25.98%
2006                            4,251   $1.29  to  $1.16     $5,112      1.87%     1.40%  to 1.60%  44.60%      to  44.31%
2005                            4,308   $0.89  to  $0.80     $3,582      1.08%     1.40%  to 1.60%  30.11%      to  29.85%
2004                            4,679   $0.68  to  $0.62     $2,983      0.89%     1.40%  to 1.60%  17.04%      to  16.80%
-------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN JANUS, SERV
2008                          245,828   $0.63  to  $0.62   $146,734      0.63%     1.05%  to 2.20% (40.50%)     to (41.18%)
2007                          174,801   $1.06  to  $1.05   $175,179      0.66%     1.05%  to 2.20%   5.92%(10)  to   5.11%(10)
2006                            6,143   $0.70  to  $0.64     $3,993      0.28%     1.15%  to 1.60%   9.86%      to   9.37%
2005                            7,238   $0.64  to  $0.58     $4,296      0.13%     1.15%  to 1.60%   2.82%      to   2.37%
2004                            8,026   $0.62  to  $0.57     $4,653         --     1.15%  to 1.60%   3.01%      to   2.55%
-------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN ENTERPRISE, SERV
2008                            2,527   $0.43  to  $0.31       $870      0.06%     1.15%  to 1.60% (44.50%)     to (44.75%)
2007                            3,234   $0.77  to  $0.57     $2,056      0.07%     1.15%  to 1.60%  20.34%      to  19.80%
2006                            3,954   $0.64  to  $0.48     $2,097         --     1.15%  to 1.60%  12.01%      to  11.51%
2005                            4,722   $0.57  to  $0.43     $2,236         --     1.15%  to 1.60%  10.75%      to  10.25%
2004                            5,694   $0.51  to  $0.39     $2,444         --     1.15%  to 1.60%  19.10%      to  18.56%
-------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN WORLD, INST
2008                              962   $0.90  to  $0.90       $866      1.14%     1.40%  to 1.40% (45.43%)     to (45.43%)
2007                            1,308   $1.64  to  $1.64     $2,156      0.70%     1.40%  to 1.40%   8.10%      to   8.10%
2006                            1,907   $1.52  to  $1.52     $2,903      1.68%     1.40%  to 1.40%  16.57%      to  16.57%
2005                            2,653   $1.30  to  $1.30     $3,462      1.34%     1.40%  to 1.40%   4.40%      to   4.40%
2004                            3,304   $1.25  to  $1.25     $4,128      0.98%     1.40%  to 1.40%   3.32%      to   3.32%
-------------------------------------------------------------------------------------------------------------------------

JPM U.S. LG CAP CORE EQ
2008                              747   $0.62  to  $0.61       $454      1.28%     1.40%  to 1.60% (34.90%)     to (35.03%)
2007                            1,340   $0.95  to  $0.93     $1,257      1.15%     1.40%  to 1.60%   0.24%      to   0.04%
2006                            1,649   $0.95  to  $0.93     $1,544      1.05%     1.40%  to 1.60%  14.96%      to  14.73%
2005                            2,140   $0.82  to  $0.81     $1,744      1.23%     1.40%  to 1.60%  (0.05%)     to  (0.25%)
2004                            2,161   $0.82  to  $0.82     $1,761      0.82%     1.40%  to 1.60%   7.96%      to   7.74%
-------------------------------------------------------------------------------------------------------------------------

LAZARD RETIRE INTL EQ, SERV
2008                              335   $0.81  to  $0.79       $266      0.98%     1.40%  to 1.60% (37.89%)     to (38.02%)
2007                              542   $1.30  to  $1.27       $696      2.40%     1.40%  to 1.60%   9.24%      to   9.02%
2006                              610   $1.19  to  $1.17       $716      1.02%     1.40%  to 1.60%  20.83%      to  20.59%
2005                              630   $0.99  to  $0.97       $613      0.94%     1.40%  to 1.60%   9.11%      to   8.90%
2004                              611   $0.91  to  $0.89       $546      0.51%     1.40%  to 1.60%  13.38%      to  13.16%
-------------------------------------------------------------------------------------------------------------------------

LAZARD RETIRE U.S. STRATEGIC, SERV
2008                              213   $0.74  to  $0.79       $165      0.66%     1.40%  to 1.60% (36.19%)     to (36.31%)
2007                              381   $1.17  to  $1.25       $463      1.12%     1.40%  to 1.60%  (2.34%)     to  (2.54%)
2006                              375   $1.19  to  $1.28       $467      0.67%     1.40%  to 1.60%  15.86%      to  15.62%
2005                              427   $1.03  to  $1.11       $461      0.74%     1.40%  to 1.60%   1.94%      to   1.74%
2004                              453   $1.01  to  $1.09       $479      0.64%     1.40%  to 1.60%  10.24%      to  10.02%
-------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    411

                                            AT DEC. 31
                              -------------------------------------                FOR THE YEAR ENDED DEC. 31
                                          ACCUMULATION                ---------------------------------------------------
                                              UNIT            NET     INVESTMENT    EXPENSE RATIO       TOTAL RETURN
                               UNITS        LOWEST TO       ASSETS      INCOME        LOWEST TO           LOWEST TO
                               (000S)        HIGHEST        (000S)     RATIO(1)       HIGHEST(2)         HIGHEST(3)
                              -------------------------------------------------------------------------------------------

LM PTNRS VAR SM CAP GRO, CL I
2008                               39   $0.61  to  $0.59        $24         --     1.05%  to 2.20% (41.33%)     to (42.00%)
2007                               23   $1.03  to  $1.03        $25         --     1.05%  to 2.20%   3.26%(10)  to   2.46%(10)
2006                               --      --         --         --         --        --        --     --              --
2005                               --      --         --         --         --        --        --     --              --
2004                               --      --         --         --         --        --        --     --              --
-------------------------------------------------------------------------------------------------------------------------

LVIP BARON GRO OPP, SERV CL
2008                              888   $1.21  to  $1.00       $934         --     1.40%  to 1.60% (39.98%)     to (40.10%)
2007                            1,284   $2.01  to  $1.67     $2,241         --     1.40%  to 1.60%   1.96%      to   1.76%
2006                            1,601   $1.97  to  $1.64     $2,747         --     1.40%  to 1.60%  13.92%      to  13.70%
2005                            1,840   $1.73  to  $1.44     $2,780         --     1.40%  to 1.60%   1.93%      to   1.73%
2004                            2,038   $1.70  to  $1.42     $3,022         --     1.40%  to 1.60%  23.89%      to  23.64%
-------------------------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV CL
2008                            4,743   $0.50  to  $0.77     $2,549      0.30%     1.00%  to 2.20% (37.61%)     to (38.35%)
2007                            5,740   $0.80  to  $1.24     $4,916      0.08%     1.00%  to 2.20%   9.92%      to   8.60%
2006                            6,710   $0.72  to  $1.15     $5,196         --     1.00%  to 2.20%   6.24%      to   4.98%
2005                            7,220   $0.68  to  $1.09     $5,293      0.15%     1.00%  to 2.20%   3.19%      to   1.97%
2004                            8,305   $0.66  to  $1.07     $5,907         --     1.00%  to 2.20%   7.90%      to   8.28%(4)
-------------------------------------------------------------------------------------------------------------------------

MFS INV TRUST, INIT CL
2008                            4,021   $0.77  to  $1.14     $2,984      0.85%     1.15%  to 1.80% (33.84%)     to (34.28%)
2007                            4,718   $1.16  to  $1.73     $5,305      0.86%     1.15%  to 1.80%   9.04%      to   8.33%
2006                            5,745   $1.06  to  $1.60     $5,937      0.51%     1.15%  to 1.80%  11.70%      to  10.98%
2005                            6,865   $0.95  to  $1.44     $6,358      0.55%     1.15%  to 1.80%   6.09%      to   5.40%
2004                            7,337   $0.90  to  $1.37     $6,422      0.62%     1.15%  to 1.80%  10.08%      to   9.37%
-------------------------------------------------------------------------------------------------------------------------

MFS INV TRUST, SERV CL
2008                              687   $0.72  to  $0.85       $526      0.52%     1.15%  to 1.80% (34.02%)     to (34.45%)
2007                              920   $1.08  to  $1.30     $1,072      0.58%     1.15%  to 1.80%   8.77%      to   8.06%
2006                              986   $1.00  to  $1.21     $1,061      0.26%     1.15%  to 1.80%  11.41%      to  10.69%
2005                              976   $0.89  to  $1.09       $936      0.31%     1.15%  to 1.80%   5.80%      to   5.13%
2004                              967   $0.85  to  $1.04       $874      0.43%     1.15%  to 1.80%   9.86%      to   9.14%
-------------------------------------------------------------------------------------------------------------------------

MFS NEW DIS, INIT CL
2008                            1,357   $0.86  to  $0.53       $928         --     1.15%  to 1.60% (40.02%)     to (40.29%)
2007                            1,688   $1.44  to  $0.89     $1,915         --     1.15%  to 1.60%   1.34%      to   0.88%
2006                            3,011   $1.42  to  $0.88     $3,213         --     1.15%  to 1.60%  11.92%      to  11.42%
2005                            3,284   $1.27  to  $0.79     $3,127         --     1.15%  to 1.60%   4.05%      to   3.58%
2004                            3,899   $1.22  to  $0.76     $3,517         --     1.15%  to 1.60%   5.30%      to   4.83%
-------------------------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2008                            3,949   $0.63  to  $0.70     $2,529         --     1.00%  to 2.20% (40.12%)     to (40.85%)
2007                            4,591   $1.05  to  $1.18     $4,922         --     1.00%  to 2.20%   1.23%      to   0.02%
2006                            5,005   $1.03  to  $1.18     $5,310         --     1.00%  to 2.20%  11.81%      to  10.49%
2005                            5,290   $0.92  to  $1.07     $5,016         --     1.00%  to 2.20%   3.99%      to   2.75%
2004                            5,596   $0.89  to  $1.04     $5,143         --     1.00%  to 2.20%   5.15%      to   5.88%(4)
-------------------------------------------------------------------------------------------------------------------------

MFS RESEARCH, INIT CL
2008                            2,026   $0.72  to  $0.62     $1,307      0.55%     1.40%  to 1.60% (36.98%)     to (37.10%)
2007                            2,286   $1.14  to  $0.98     $2,346      0.70%     1.40%  to 1.60%  11.62%      to  11.40%
2006                            2,837   $1.02  to  $0.88     $2,618      0.53%     1.40%  to 1.60%   8.94%      to   8.73%
2005                            3,554   $0.94  to  $0.81     $3,013      0.46%     1.40%  to 1.60%   6.31%      to   6.09%
2004                            4,975   $0.88  to  $0.76     $3,979      1.18%     1.40%  to 1.60%  14.24%      to  14.01%
-------------------------------------------------------------------------------------------------------------------------



 412    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                            AT DEC. 31
                              -------------------------------------                FOR THE YEAR ENDED DEC. 31
                                          ACCUMULATION                ---------------------------------------------------
                                              UNIT            NET     INVESTMENT    EXPENSE RATIO       TOTAL RETURN
                               UNITS        LOWEST TO       ASSETS      INCOME        LOWEST TO           LOWEST TO
                               (000S)        HIGHEST        (000S)     RATIO(1)       HIGHEST(2)         HIGHEST(3)
                              -------------------------------------------------------------------------------------------

MFS TOTAL RETURN, INIT CL
2008                              318   $1.20  to  $1.19       $379      2.87%     1.15%  to 1.25% (23.02%)     to (23.10%)
2007                              294   $1.56  to  $1.55       $456      1.92%     1.15%  to 1.25%   3.02%      to   2.91%
2006                              165   $1.51  to  $1.50       $248      2.40%     1.15%  to 1.25%  10.62%      to  10.51%
2005                              152   $1.37  to  $1.36       $207      2.00%     1.15%  to 1.25%   1.65%      to   1.55%
2004                              140   $1.35  to  $1.34       $188      1.63%     1.15%  to 1.25%  10.05%      to   9.94%
-------------------------------------------------------------------------------------------------------------------------

MFS TOTAL RETURN, SERV CL
2008                           46,241   $1.16  to  $0.92    $51,120      3.03%     1.00%  to 2.20% (23.09%)     to (24.02%)
2007                           59,963   $1.51  to  $1.21    $86,301      2.34%     1.00%  to 2.20%   2.90%      to   1.67%
2006                           62,963   $1.47  to  $1.19    $88,340      2.13%     1.00%  to 2.20%  10.52%      to   9.20%
2005                           65,564   $1.33  to  $1.09    $83,544      1.85%     1.00%  to 2.20%   1.58%      to   0.37%
2004                           64,615   $1.31  to  $1.08    $81,332      1.49%     1.00%  to 2.20%   9.92%      to   8.66%(4)
-------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES, INIT CL
2008                            6,567   $1.39  to  $1.93     $7,513      1.57%     1.15%  to 1.80% (38.38%)     to (38.78%)
2007                            8,128   $2.26  to  $3.16    $15,074      0.97%     1.15%  to 1.80%  26.43%      to  25.60%
2006                            9,740   $1.79  to  $2.51    $14,337      2.02%     1.15%  to 1.80%  29.77%      to  28.92%
2005                           11,213   $1.38  to  $1.95    $12,605      0.61%     1.15%  to 1.80%  15.51%      to  14.76%
2004                           12,637   $1.19  to  $1.70    $12,289      1.47%     1.15%  to 1.80%  28.71%      to  27.88%
-------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV CL
2008                            2,168   $1.76  to  $1.37     $3,438      1.33%     1.00%  to 2.20% (38.43%)     to (39.16%)
2007                            2,738   $2.85  to  $2.25     $7,068      0.75%     1.00%  to 2.20%  26.28%      to  24.77%
2006                            2,426   $2.26  to  $1.81     $5,055      1.85%     1.00%  to 2.20%  29.66%      to  28.12%
2005                            2,244   $1.74  to  $1.41     $3,678      0.48%     1.00%  to 2.20%  15.41%      to  14.05%
2004                            2,098   $1.51  to  $1.24     $2,966      1.37%     1.00%  to 2.20%  28.55%      to  24.14%(4)
-------------------------------------------------------------------------------------------------------------------------

NACM SM CAP
2008                              612   $1.16  to  $1.16       $710         --     1.40%  to 1.40% (42.45%)     to (42.45%)
2007                              851   $2.02  to  $2.02     $1,716         --     1.40%  to 1.40%  (0.83%)     to  (0.83%)
2006                            1,174   $2.03  to  $2.03     $2,385         --     1.40%  to 1.40%  22.36%      to  22.36%
2005                            1,533   $1.66  to  $1.66     $2,546         --     1.40%  to 1.40%  (1.33%)     to  (1.33%)
2004                            1,781   $1.68  to  $1.68     $2,997      0.05%     1.40%  to 1.40%  16.24%      to  16.24%
-------------------------------------------------------------------------------------------------------------------------

OPCAP EQ
2008                              410   $0.96  to  $0.96       $393      0.83%     1.40%  to 1.40% (39.67%)     to (39.67%)
2007                              513   $1.59  to  $1.59       $817      0.60%     1.40%  to 1.40%   2.65%      to   2.65%
2006                              707   $1.55  to  $1.55     $1,096      0.50%     1.40%  to 1.40%  13.68%      to  13.68%
2005                              942   $1.36  to  $1.36     $1,285      0.44%     1.40%  to 1.40%   5.56%      to   5.56%
2004                            1,139   $1.29  to  $1.29     $1,471      0.99%     1.40%  to 1.40%  10.37%      to  10.37%
-------------------------------------------------------------------------------------------------------------------------

OPCAP MANAGED
2008                              878   $1.80  to  $1.80     $1,580      3.14%     1.40%  to 1.40% (30.67%)     to (30.67%)
2007                            1,090   $2.59  to  $2.59     $2,828      2.12%     1.40%  to 1.40%   1.51%      to   1.51%
2006                            1,404   $2.55  to  $2.55     $3,589      1.93%     1.40%  to 1.40%   8.13%      to   8.13%
2005                            1,932   $2.36  to  $2.36     $4,568      1.32%     1.40%  to 1.40%   3.82%      to   3.82%
2004                            2,613   $2.28  to  $2.28     $5,949      1.55%     1.40%  to 1.40%   9.23%      to   9.23%
-------------------------------------------------------------------------------------------------------------------------

OPPEN CAP APPR VA
2008                            1,062   $0.96  to  $0.96     $1,024      0.16%     1.40%  to 1.40% (46.28%)     to (46.28%)
2007                            1,515   $1.79  to  $1.79     $2,719      0.25%     1.40%  to 1.40%  12.55%      to  12.55%
2006                            2,159   $1.59  to  $1.59     $3,441      0.41%     1.40%  to 1.40%   6.45%      to   6.45%
2005                            2,982   $1.50  to  $1.50     $4,465      0.97%     1.40%  to 1.40%   3.64%      to   3.64%
2004                            3,602   $1.44  to  $1.44     $5,204      0.33%     1.40%  to 1.40%   5.45%      to   5.45%
-------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    413

                                            AT DEC. 31
                              -------------------------------------                FOR THE YEAR ENDED DEC. 31
                                          ACCUMULATION                ---------------------------------------------------
                                              UNIT            NET     INVESTMENT    EXPENSE RATIO       TOTAL RETURN
                               UNITS        LOWEST TO       ASSETS      INCOME        LOWEST TO           LOWEST TO
                               (000S)        HIGHEST        (000S)     RATIO(1)       HIGHEST(2)         HIGHEST(3)
                              -------------------------------------------------------------------------------------------

OPPEN CAP APPR VA, SERV
2008                           47,883   $0.72  to  $0.68    $36,063         --     1.00%  to 2.20% (46.20%)     to (46.85%)
2007                           47,465   $1.34  to  $1.27    $66,969      0.01%     1.00%  to 2.20%  12.72%      to  11.37%
2006                           55,501   $1.19  to  $1.14    $69,738      0.17%     1.00%  to 2.20%   6.61%      to   5.34%
2005                           47,222   $1.11  to  $1.08    $56,070      0.54%     1.00%  to 2.20%   3.82%      to   2.59%
2004                           19,928   $1.07  to  $1.06    $23,049      0.13%     1.00%  to 2.20%   5.56%      to   6.61%(4)
-------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA
2008                               63   $1.33  to  $1.33        $84      1.74%     1.40%  to 1.40% (41.02%)     to (41.02%)
2007                              101   $2.25  to  $2.25       $228      1.79%     1.40%  to 1.40%   4.83%      to   4.83%
2006                              162   $2.15  to  $2.15       $348      0.99%     1.40%  to 1.40%  16.06%      to  16.06%
2005                              166   $1.85  to  $1.85       $308      1.03%     1.40%  to 1.40%  12.72%      to  12.72%
2004                              219   $1.64  to  $1.64       $359      1.28%     1.40%  to 1.40%  17.51%      to  17.51%
-------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA, SERV
2008                            9,580   $1.04  to  $0.89     $9,965      1.32%     1.00%  to 2.20% (40.93%)     to (41.63%)
2007                           11,637   $1.76  to  $1.53    $20,603      1.14%     1.00%  to 2.20%   5.02%      to   3.76%
2006                           11,164   $1.68  to  $1.47    $18,921      0.81%     1.00%  to 2.20%  16.20%      to  14.81%
2005                           10,083   $1.44  to  $1.28    $14,715      0.83%     1.00%  to 2.20%  12.93%      to  11.58%
2004                            8,637   $1.28  to  $1.15    $11,190      0.94%     1.00%  to 2.20%  17.70%      to  15.65%(4)
-------------------------------------------------------------------------------------------------------------------------

OPPEN HI INC VA
2008                              763   $0.28  to  $0.28       $214      8.20%     1.40%  to 1.40% (78.97%)     to (78.97%)
2007                            1,012   $1.33  to  $1.33     $1,351      7.65%     1.40%  to 1.40%  (1.50%)     to  (1.50%)
2006                            1,307   $1.36  to  $1.36     $1,770      8.35%     1.40%  to 1.40%   7.91%      to   7.91%
2005                            1,977   $1.26  to  $1.26     $2,482      6.94%     1.40%  to 1.40%   0.90%      to   0.90%
2004                            2,447   $1.24  to  $1.24     $3,045      6.35%     1.40%  to 1.40%   7.45%      to   7.45%
-------------------------------------------------------------------------------------------------------------------------

OPPEN HI INC VA, SERV
2008                            4,159   $0.29  to  $0.26     $1,165      7.44%     1.00%  to 1.85% (78.79%)     to (78.97%)
2007                            4,203   $1.36  to  $1.24     $5,577      6.89%     1.00%  to 1.85%  (1.46%)     to  (2.30%)
2006                            4,234   $1.38  to  $1.27     $5,710      7.23%     1.00%  to 1.85%   8.15%      to   7.23%
2005                            4,437   $1.28  to  $1.19     $5,549      6.27%     1.00%  to 1.85%   1.00%      to   0.14%
2004                            4,722   $1.27  to  $1.19     $5,860      5.68%     1.00%  to 1.85%   7.65%      to   6.74%
-------------------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST VA
2008                              195   $0.70  to  $0.70       $138      1.62%     1.40%  to 1.40% (39.33%)     to (39.33%)
2007                              285   $1.16  to  $1.16       $331      1.16%     1.40%  to 1.40%   2.97%      to   2.97%
2006                              404   $1.13  to  $1.13       $456      1.06%     1.40%  to 1.40%  13.43%      to  13.43%
2005                              449   $0.99  to  $0.99       $447      1.39%     1.40%  to 1.40%   4.51%      to   4.51%
2004                              560   $0.95  to  $0.95       $532      0.86%     1.40%  to 1.40%   7.94%      to   7.94%
-------------------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM CAP VA, SERV
2008                            5,240   $0.99  to  $0.82     $5,276      0.28%     1.00%  to 2.20% (38.62%)     to (39.35%)
2007                            5,845   $1.61  to  $1.35     $9,703      0.16%     1.00%  to 2.20%  (2.38%)     to  (3.54%)
2006                            5,995   $1.65  to  $1.40    $10,200      0.02%     1.00%  to 2.20%  13.52%      to  12.18%
2005                            6,200   $1.45  to  $1.25     $9,333         --     1.00%  to 2.20%   8.63%      to   7.34%
2004                            6,139   $1.34  to  $1.16     $8,531         --     1.00%  to 2.20%  18.00%      to  17.53%(4)
-------------------------------------------------------------------------------------------------------------------------

OPPEN STRATEGIC BOND VA
2008                              120   $1.41  to  $1.41       $169      5.58%     1.40%  to 1.40% (15.40%)     to (15.40%)
2007                              186   $1.66  to  $1.66       $309      4.32%     1.40%  to 1.40%   8.16%      to   8.16%
2006                              269   $1.54  to  $1.54       $414      4.11%     1.40%  to 1.40%   6.00%      to   6.00%
2005                              276   $1.45  to  $1.45       $400      4.40%     1.40%  to 1.40%   1.25%      to   1.25%
2004                              275   $1.43  to  $1.43       $394      5.73%     1.40%  to 1.40%   7.17%      to   7.17%
-------------------------------------------------------------------------------------------------------------------------



 414    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                            AT DEC. 31
                              -------------------------------------                FOR THE YEAR ENDED DEC. 31
                                          ACCUMULATION                ---------------------------------------------------
                                              UNIT            NET     INVESTMENT    EXPENSE RATIO       TOTAL RETURN
                               UNITS        LOWEST TO       ASSETS      INCOME        LOWEST TO           LOWEST TO
                               (000S)        HIGHEST        (000S)     RATIO(1)       HIGHEST(2)         HIGHEST(3)
                              -------------------------------------------------------------------------------------------

OPPEN STRATEGIC BOND VA, SERV
2008                          246,018   $1.28  to  $1.00   $277,035      4.65%     1.00%  to 2.20% (15.33%)     to (16.35%)
2007                          243,687   $1.51  to  $1.20   $326,586      2.63%     1.00%  to 2.20%   8.46%      to   7.16%
2006                          137,943   $1.39  to  $1.12   $172,640      3.37%     1.00%  to 2.20%   6.17%      to   4.91%
2005                           83,333   $1.31  to  $1.07    $99,692      3.42%     1.00%  to 2.20%   1.47%      to   0.26%
2004                           42,873   $1.29  to  $1.07    $51,868      3.49%     1.00%  to 2.20%   7.36%      to   6.60%(4)
-------------------------------------------------------------------------------------------------------------------------

PIMCO VIT ALL ASSET, ADVISOR CL
2008                          199,633   $0.86  to  $0.85   $170,610      6.17%     1.05%  to 2.20% (16.79%)     to (17.74%)
2007                          166,071   $1.04  to  $1.03   $171,531     11.89%     1.05%  to 2.20%   3.70%(10)  to   2.91%(10)
2006                               --      --         --         --         --        --        --     --              --
2005                               --      --         --         --         --        --        --     --              --
2004                               --      --         --         --         --        --        --     --              --
-------------------------------------------------------------------------------------------------------------------------

PUT VT DIV INC, CL IA
2008                              832   $1.29  to  $1.29     $1,080      6.58%     1.40%  to 1.40% (31.96%)     to (31.96%)
2007                            1,101   $1.90  to  $1.90     $2,099      5.26%     1.40%  to 1.40%   2.74%      to   2.74%
2006                            1,459   $1.85  to  $1.85     $2,704      6.40%     1.40%  to 1.40%   5.13%      to   5.13%
2005                            2,144   $1.76  to  $1.76     $3,778      7.96%     1.40%  to 1.40%   1.85%      to   1.85%
2004                            2,899   $1.73  to  $1.73     $5,014      9.61%     1.40%  to 1.40%   8.06%      to   8.06%
-------------------------------------------------------------------------------------------------------------------------

PUT VT DIV INC, CL IB
2008                              646   $1.00  to  $1.00       $648      6.62%     1.40%  to 1.40% (31.78%)     to (31.78%)
2007                              999   $1.47  to  $1.47     $1,469      5.19%     1.40%  to 1.40%   2.68%      to   2.68%
2006                            1,382   $1.43  to  $1.43     $1,980      6.06%     1.40%  to 1.40%   4.82%      to   4.82%
2005                            1,973   $1.37  to  $1.37     $2,696      7.43%     1.40%  to 1.40%   1.62%      to   1.62%
2004                            2,283   $1.34  to  $1.34     $3,070      9.44%     1.40%  to 1.40%   7.69%      to   7.69%
-------------------------------------------------------------------------------------------------------------------------

PUT VT GLOBAL EQ, CL IA
2008                              422   $0.84  to  $0.84       $354      2.96%     1.40%  to 1.40% (46.00%)     to (46.00%)
2007                              572   $1.56  to  $1.56       $890      2.38%     1.40%  to 1.40%   7.84%      to   7.84%
2006                              786   $1.44  to  $1.44     $1,133      0.61%     1.40%  to 1.40%  21.80%      to  21.80%
2005                            1,148   $1.18  to  $1.18     $1,359      1.07%     1.40%  to 1.40%   7.58%      to   7.58%
2004                            1,504   $1.10  to  $1.10     $1,655      2.34%     1.40%  to 1.40%  12.36%      to  12.36%
-------------------------------------------------------------------------------------------------------------------------

PUT VT GRO & INC, CL IA
2008                            1,504   $1.57  to  $1.57     $2,360      2.64%     1.40%  to 1.40% (39.42%)     to (39.42%)
2007                            1,940   $2.59  to  $2.59     $5,023      1.61%     1.40%  to 1.40%  (7.11%)     to  (7.11%)
2006                            2,471   $2.79  to  $2.79     $6,889      4.44%     1.40%  to 1.40%  14.58%      to  14.58%
2005                            3,345   $2.43  to  $2.43     $8,139      1.92%     1.40%  to 1.40%   4.04%      to   4.04%
2004                            4,457   $2.34  to  $2.34    $10,425      1.84%     1.40%  to 1.40%   9.82%      to   9.82%
-------------------------------------------------------------------------------------------------------------------------

PUT VT GRO & INC, CL IB
2008                            6,171   $0.74  to  $0.92     $4,745      2.27%     1.00%  to 1.85% (39.31%)     to (39.82%)
2007                            8,110   $1.22  to  $1.52    $10,311      1.33%     1.00%  to 1.85%  (6.98%)     to  (7.77%)
2006                            9,523   $1.32  to  $1.65    $13,139      1.57%     1.00%  to 1.85%  14.76%      to  13.79%
2005                           11,028   $1.15  to  $1.45    $13,318      1.57%     1.00%  to 1.85%   4.18%      to   3.30%
2004                           11,821   $1.10  to  $1.40    $13,763      1.59%     1.00%  to 1.85%  10.01%      to   9.07%
-------------------------------------------------------------------------------------------------------------------------

PUT VT GLOBAL HLTH CARE, CL IB
2008                            1,921   $1.12  to  $0.90     $1,912         --     1.00%  to 2.20% (17.89%)     to (18.88%)
2007                            2,212   $1.36  to  $1.11     $2,705      0.81%     1.00%  to 2.20%  (1.59%)     to  (2.77%)
2006                            2,593   $1.38  to  $1.14     $3,242      0.30%     1.00%  to 2.20%   1.77%      to   0.56%
2005                            2,461   $1.36  to  $1.14     $3,043      0.06%     1.00%  to 2.20%  12.08%      to  10.74%
2004                            2,401   $1.21  to  $1.03     $2,660      0.17%     1.00%  to 2.20%   6.06%      to   2.56%(4)
-------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    415

                                            AT DEC. 31
                              -------------------------------------                FOR THE YEAR ENDED DEC. 31
                                          ACCUMULATION                ---------------------------------------------------
                                              UNIT            NET     INVESTMENT    EXPENSE RATIO       TOTAL RETURN
                               UNITS        LOWEST TO       ASSETS      INCOME        LOWEST TO           LOWEST TO
                               (000S)        HIGHEST        (000S)     RATIO(1)       HIGHEST(2)         HIGHEST(3)
                              -------------------------------------------------------------------------------------------

PUT VT HI YIELD, CL IA
2008                              394   $1.42  to  $1.42       $562      9.91%     1.40%  to 1.40% (27.04%)     to (27.04%)
2007                              499   $1.95  to  $1.95       $975      8.39%     1.40%  to 1.40%   1.87%      to   1.87%
2006                              651   $1.91  to  $1.91     $1,247      8.35%     1.40%  to 1.40%   9.07%      to   9.07%
2005                              870   $1.75  to  $1.75     $1,529      9.11%     1.40%  to 1.40%   2.04%      to   2.04%
2004                            1,300   $1.72  to  $1.72     $2,237      8.58%     1.40%  to 1.40%   9.45%      to   9.45%
-------------------------------------------------------------------------------------------------------------------------

PUT VT HI YIELD, CL IB
2008                              379   $1.06  to  $1.06       $401     10.13%     1.40%  to 1.40% (27.10%)     to (27.10%)
2007                              517   $1.45  to  $1.45       $751      8.11%     1.40%  to 1.40%   1.36%      to   1.36%
2006                              677   $1.43  to  $1.43       $970      8.13%     1.40%  to 1.40%   9.00%      to   9.00%
2005                              974   $1.31  to  $1.31     $1,280      8.15%     1.40%  to 1.40%   1.67%      to   1.67%
2004                            1,139   $1.29  to  $1.29     $1,473      8.36%     1.40%  to 1.40%   9.01%      to   9.01%
-------------------------------------------------------------------------------------------------------------------------

PUT VT INC, CL IB
2008                               83   $1.04  to  $0.84        $80      8.58%     1.15%  to 1.80% (24.80%)     to (25.28%)
2007                              240   $1.39  to  $1.12       $294      4.95%     1.15%  to 1.80%   4.01%      to   3.34%
2006                              224   $1.34  to  $1.08       $265      3.98%     1.15%  to 1.80%   3.33%      to   2.66%
2005                              224   $1.29  to  $1.06       $258      3.29%     1.15%  to 1.80%   1.19%      to   0.54%
2004                              183   $1.28  to  $1.05       $211      3.82%     1.15%  to 1.80%   3.24%      to   2.58%
-------------------------------------------------------------------------------------------------------------------------

PUT VT INTL EQ, CL IB
2008                           18,835   $0.97  to  $0.91    $14,539      2.21%     1.00%  to 2.20% (44.51%)     to (45.18%)
2007                           23,406   $1.76  to  $1.66    $31,981      2.81%     1.00%  to 2.20%   7.28%      to   6.00%
2006                           25,068   $1.64  to  $1.56    $31,943      0.61%     1.00%  to 2.20%  26.45%      to  24.95%
2005                           26,955   $1.29  to  $1.25    $27,053      1.47%     1.00%  to 2.20%  11.08%      to   9.75%
2004                           29,460   $1.17  to  $1.14    $26,369      1.45%     1.00%  to 2.20%  15.04%      to  14.40%(4)
-------------------------------------------------------------------------------------------------------------------------

PUT VT INTL GRO & INC, CL IB
2008                                4   $0.92  to  $0.92         $4      1.85%     1.40%  to 1.40% (46.77%)     to (46.77%)
2007                                4   $1.73  to  $1.73         $7      1.91%     1.40%  to 1.40%   5.51%      to   5.51%
2006                                8   $1.64  to  $1.64        $13      1.17%     1.40%  to 1.40%  25.46%      to  25.46%
2005                                8   $1.31  to  $1.31        $10      0.96%     1.40%  to 1.40%  12.52%      to  12.52%
2004                                7   $1.16  to  $1.16         $8      1.26%     1.40%  to 1.40%  19.30%      to  19.30%
-------------------------------------------------------------------------------------------------------------------------

PUT VT INTL NEW OPP, CL IB
2008                            1,501   $0.63  to  $0.75       $956      1.80%     1.00%  to 1.40% (43.05%)     to (43.28%)
2007                            2,550   $1.11  to  $1.32     $2,842      0.84%     1.00%  to 1.40%  12.08%      to  11.63%
2006                            2,492   $0.99  to  $1.18     $2,502      1.34%     1.00%  to 1.40%  24.88%      to  24.38%
2005                            2,873   $0.79  to  $0.95     $2,327      0.65%     1.00%  to 1.40%  17.19%      to  16.72%
2004                            3,043   $0.68  to  $0.81     $2,108      1.35%     1.00%  to 1.40%  12.22%      to  11.77%
-------------------------------------------------------------------------------------------------------------------------

PUT VT NEW OPP, CL IA
2008                            1,071   $1.37  to  $1.37     $1,469      0.31%     1.40%  to 1.40% (39.47%)     to (39.47%)
2007                            1,280   $2.27  to  $2.27     $2,901      0.17%     1.40%  to 1.40%   4.54%      to   4.54%
2006                            1,595   $2.17  to  $2.17     $3,458      0.19%     1.40%  to 1.40%   7.32%      to   7.32%
2005                            2,187   $2.02  to  $2.02     $4,420      0.39%     1.40%  to 1.40%   8.80%      to   8.80%
2004                            2,928   $1.86  to  $1.86     $5,432         --     1.40%  to 1.40%   9.03%      to   9.03%
-------------------------------------------------------------------------------------------------------------------------

PUT VT RESEARCH, CL IB
2008                              243   $0.74  to  $0.90       $181      0.99%     1.00%  to 1.85% (39.16%)     to (39.67%)
2007                              252   $1.22  to  $1.48       $309      0.39%     1.00%  to 1.85%  (0.45%)     to  (1.30%)
2006                              360   $1.22  to  $1.50       $442      0.54%     1.00%  to 1.85%  10.21%      to   9.28%
2005                              360   $1.11  to  $1.38       $402      0.83%     1.00%  to 1.85%   3.97%      to   3.10%
2004                              375   $1.07  to  $1.33       $404         --     1.00%  to 1.85%   6.49%      to   5.59%
-------------------------------------------------------------------------------------------------------------------------



 416    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                            AT DEC. 31
                              -------------------------------------                FOR THE YEAR ENDED DEC. 31
                                          ACCUMULATION                ---------------------------------------------------
                                              UNIT            NET     INVESTMENT    EXPENSE RATIO       TOTAL RETURN
                               UNITS        LOWEST TO       ASSETS      INCOME        LOWEST TO           LOWEST TO
                               (000S)        HIGHEST        (000S)     RATIO(1)       HIGHEST(2)         HIGHEST(3)
                              -------------------------------------------------------------------------------------------

PUT VT SM CAP VAL, CL IB
2008                              996   $0.54  to  $0.72       $721      1.55%     1.05%  to 2.20% (40.00%)     to (40.68%)
2007                            1,187   $0.90  to  $1.21     $1,441      0.95%     1.05%  to 2.20% (13.64%)     to (14.63%)
2006                           25,782   $1.04  to  $1.42    $35,564      0.02%     1.05%  to 2.20%   4.43%(9)   to  14.75%
2005                              311   $1.26  to  $1.23       $389      0.14%     1.15%  to 2.20%   5.81%      to   4.71%
2004                              126   $1.19  to  $1.18       $151         --     1.15%  to 2.20%  20.04%(4)   to  19.20%(4)
-------------------------------------------------------------------------------------------------------------------------

PUT VT VISTA, CL IB
2008                           10,375   $0.41  to  $0.69     $4,034         --     1.00%  to 2.20% (46.09%)     to (46.73%)
2007                           14,130   $0.77  to  $1.30    $10,294         --     1.00%  to 2.20%   2.77%      to   1.54%
2006                           17,229   $0.75  to  $1.28    $12,138         --     1.00%  to 2.20%   4.41%      to   3.16%
2005                           19,960   $0.71  to  $1.24    $13,431         --     1.00%  to 2.20%  11.04%      to   9.72%
2004                           23,065   $0.64  to  $1.13    $13,950         --     1.00%  to 2.20%  17.43%      to  14.79%(4)
-------------------------------------------------------------------------------------------------------------------------

PUT VT VOYAGER, CL IA
2008                              219   $0.92  to  $0.92       $201      0.30%     1.40%  to 1.40% (37.75%)     to (37.75%)
2007                              287   $1.47  to  $1.47       $423      0.03%     1.40%  to 1.40%   4.31%      to   4.31%
2006                              412   $1.41  to  $1.41       $583      0.40%     1.40%  to 1.40%   4.24%      to   4.24%
2005                              604   $1.36  to  $1.36       $820      0.95%     1.40%  to 1.40%   4.47%      to   4.47%
2004                              747   $1.30  to  $1.30       $971      0.48%     1.40%  to 1.40%   3.87%      to   3.87%
-------------------------------------------------------------------------------------------------------------------------

PUT VT VOYAGER, CL IB
2008                            1,004   $0.87  to  $0.87       $874         --     1.40%  to 1.40% (37.91%)     to (37.91%)
2007                            1,304   $1.40  to  $1.40     $1,826         --     1.40%  to 1.40%   4.04%      to   4.04%
2006                            1,946   $1.35  to  $1.35     $2,620      0.12%     1.40%  to 1.40%   3.97%      to   3.97%
2005                            2,658   $1.30  to  $1.30     $3,443      0.70%     1.40%  to 1.40%   4.23%      to   4.23%
2004                            3,108   $1.24  to  $1.24     $3,862      0.26%     1.40%  to 1.40%   3.57%      to   3.57%
-------------------------------------------------------------------------------------------------------------------------

RW VT LG CAP CORE EQ
2008                            3,762   $1.11  to  $0.82     $3,335      1.06%     1.00%  to 1.90% (38.52%)     to (39.07%)
2007                            3,394   $1.80  to  $1.34     $4,923      1.19%     1.00%  to 1.90%  (0.22%)     to  (1.12%)
2006                            2,626   $1.81  to  $1.35     $3,883      1.48%     1.00%  to 1.90%  15.04%      to  14.01%
2005                              465   $1.57  to  $1.19       $681      0.95%     1.00%  to 1.90%   7.95%      to   6.98%
2004                              403   $1.46  to  $1.11       $547      0.90%     1.00%  to 1.90%  13.17%      to  11.51%(4)
-------------------------------------------------------------------------------------------------------------------------

RW VT LG CAP GRO STOCK
2008                            3,494   $0.92  to  $0.73     $2,898      0.26%     1.00%  to 1.90% (41.27%)     to (41.80%)
2007                            3,847   $1.57  to  $1.25     $5,460      0.41%     1.00%  to 1.90%  14.12%      to  13.10%
2006                            4,234   $1.37  to  $1.11     $5,291      0.28%     1.00%  to 1.90%   9.73%      to   8.75%
2005                            4,248   $1.25  to  $1.02     $4,843      0.17%     1.00%  to 1.90%  (1.88%)     to  (2.76%)
2004                            1,751   $1.28  to  $1.05     $2,086      0.32%     1.00%  to 1.90%   5.69%      to   5.61%(4)
-------------------------------------------------------------------------------------------------------------------------

RW VT LG CAP VAL EQ
2008                              326   $1.22  to  $0.91       $386      2.14%     1.00%  to 1.90% (33.46%)     to (34.05%)
2007                              406   $1.84  to  $1.38       $724      1.55%     1.00%  to 1.90%   2.52%      to   1.61%
2006                              437   $1.79  to  $1.36       $763      1.44%     1.00%  to 1.90%  21.25%      to  20.16%
2005                              461   $1.48  to  $1.13       $667      1.64%     1.00%  to 1.90%   2.72%      to   1.81%
2004                              448   $1.44  to  $1.11       $635      1.56%     1.00%  to 1.90%  14.15%      to  11.55%(4)
-------------------------------------------------------------------------------------------------------------------------

RW VT MID-CAP CORE EQ
2008                              113   $1.15  to  $0.85       $123      0.68%     1.00%  to 1.90% (41.25%)     to (41.79%)
2007                              134   $1.97  to  $1.46       $250      0.23%     1.00%  to 1.90%   4.13%      to   3.21%
2006                              138   $1.89  to  $1.41       $249      0.38%     1.00%  to 1.90%   9.62%      to   8.64%
2005                              130   $1.72  to  $1.30       $215      0.45%     1.00%  to 1.90%  13.19%      to  12.18%
2004                              141   $1.52  to  $1.16       $206      0.72%     1.00%  to 1.90%  15.66%      to  16.43%(4)
-------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    417

                                            AT DEC. 31
                              -------------------------------------                FOR THE YEAR ENDED DEC. 31
                                          ACCUMULATION                ---------------------------------------------------
                                              UNIT            NET     INVESTMENT    EXPENSE RATIO       TOTAL RETURN
                               UNITS        LOWEST TO       ASSETS      INCOME        LOWEST TO           LOWEST TO
                               (000S)        HIGHEST        (000S)     RATIO(1)       HIGHEST(2)         HIGHEST(3)
                              -------------------------------------------------------------------------------------------

RW VT SM CAP VAL EQ
2008                            4,808   $1.48  to  $0.98     $5,272      1.70%     1.00%  to 1.90% (33.81%)     to (34.40%)
2007                            4,891   $2.24  to  $1.49     $8,182      0.91%     1.00%  to 1.90%   1.53%      to   0.61%
2006                            3,248   $2.20  to  $1.48     $5,648      0.42%     1.00%  to 1.90%  14.95%      to  13.93%
2005                            2,564   $1.92  to  $1.30     $4,056      0.49%     1.00%  to 1.90%  10.79%      to   9.80%
2004                            1,362   $1.73  to  $1.18     $1,988      0.27%     1.00%  to 1.90%  22.95%      to  19.13%(4)
-------------------------------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP, INVEST CL
2008                              959   $1.84  to  $1.59     $1,560      2.35%     1.40%  to 1.60% (44.06%)     to (44.17%)
2007                            1,211   $3.28  to  $2.85     $3,545      1.23%     1.40%  to 1.60%   2.52%      to   2.32%
2006                            1,661   $3.20  to  $2.79     $4,760      0.17%     1.40%  to 1.60%  19.39%      to  19.15%
2005                            1,872   $2.68  to  $2.34     $4,494      0.52%     1.40%  to 1.60%  10.06%      to   9.84%
2004                            2,287   $2.44  to  $2.13     $4,986         --     1.40%  to 1.60%  12.26%      to  12.04%
-------------------------------------------------------------------------------------------------------------------------

ROYCE SM-CAP, INVEST CL
2008                              692   $2.03  to  $1.92     $1,326      0.56%     1.40%  to 1.60% (28.19%)     to (28.34%)
2007                              918   $2.82  to  $2.68     $2,468      0.04%     1.40%  to 1.60%  (3.50%)     to  (3.70%)
2006                            1,189   $2.92  to  $2.79     $3,321      0.06%     1.40%  to 1.60%  13.97%      to  13.74%
2005                            1,527   $2.57  to  $2.45     $3,740         --     1.40%  to 1.60%   7.06%      to   6.84%
2004                            1,743   $2.40  to  $2.29     $3,997         --     1.40%  to 1.60%  23.22%      to  22.97%
-------------------------------------------------------------------------------------------------------------------------

RVS PTNRS VP FUNDAMENTAL VAL
2008                          192,517   $0.60  to  $0.59   $115,006      0.03%     1.05%  to 2.20% (39.22%)     to (39.92%)
2007                          123,336   $0.99  to  $0.98   $121,922      1.08%     1.05%  to 2.20%  (0.81%)(10) to  (1.57%)(10)
2006                               --      --         --         --         --        --        --     --              --
2005                               --      --         --         --         --        --        --     --              --
2004                               --      --         --         --         --        --        --     --              --
-------------------------------------------------------------------------------------------------------------------------

RVS PTNRS VP SELECT VAL
2008                               66   $0.69  to  $0.78        $53         --     1.05%  to 2.20% (37.35%)     to (38.06%)
2007                               39   $1.10  to  $1.26        $52      1.04%     1.05%  to 2.20%   4.92%      to   3.71%
2006                               27   $1.05  to  $1.22        $35      2.10%     1.05%  to 2.20%   5.22%(9)   to  13.30%
2005                               16   $1.09  to  $1.08        $18      0.66%     1.15%  to 2.20%  (0.64%)     to  (1.69%)
2004                                2   $1.10  to  $1.09         $3      1.37%     1.15%  to 2.20%  10.66%(4)   to   9.87%(4)
-------------------------------------------------------------------------------------------------------------------------

RVS PTNRS VP SM CAP VAL
2008                           57,085   $1.02  to  $0.87    $55,054      0.11%     1.00%  to 2.20% (32.25%)     to (33.06%)
2007                           62,013   $1.50  to  $1.30    $88,943      0.83%     1.00%  to 2.20%  (5.85%)     to  (6.98%)
2006                           57,275   $1.59  to  $1.40    $88,019      0.41%     1.00%  to 2.20%  19.06%      to  17.64%
2005                           54,044   $1.34  to  $1.19    $70,303      0.25%     1.00%  to 2.20%   4.72%      to   3.47%
2004                           19,542   $1.28  to  $1.15    $24,693      0.06%     1.00%  to 2.20%  18.82%      to  15.53%(4)
-------------------------------------------------------------------------------------------------------------------------

RVS VP BAL
2008                            4,838   $0.79  to  $0.81     $4,671      0.24%     1.00%  to 1.80% (30.61%)     to (31.17%)
2007                            5,727   $1.13  to  $1.18     $8,314      2.85%     1.00%  to 1.80%   0.72%      to  (0.09%)
2006                            6,381   $1.13  to  $1.18     $9,672      2.49%     1.00%  to 1.80%  13.25%      to  12.35%
2005                            7,089   $0.99  to  $1.05    $10,143      2.57%     1.00%  to 1.80%   2.89%      to   2.06%
2004                            8,244   $0.97  to  $1.03    $11,890      2.27%     1.00%  to 1.80%   8.50%      to   7.65%
-------------------------------------------------------------------------------------------------------------------------

RVS VP CASH MGMT
2008                           68,113   $1.16  to  $1.04    $74,835      2.21%     1.00%  to 2.20%   1.23%      to   0.12%
2007                           44,459   $1.15  to  $1.04    $48,814      4.72%     1.00%  to 2.20%   3.78%      to   2.54%
2006                           31,639   $1.10  to  $1.02    $34,059      4.40%     1.00%  to 2.20%   3.45%      to   2.22%
2005                           26,657   $1.07  to  $0.99    $28,914      2.59%     1.00%  to 2.20%   1.59%      to   0.39%
2004                           27,673   $1.05  to  $0.99    $29,764      0.73%     1.00%  to 2.20%  (0.27%)     to  (0.90%)(4)
-------------------------------------------------------------------------------------------------------------------------



 418    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                            AT DEC. 31
                              -------------------------------------                FOR THE YEAR ENDED DEC. 31
                                          ACCUMULATION                ---------------------------------------------------
                                              UNIT            NET     INVESTMENT    EXPENSE RATIO       TOTAL RETURN
                               UNITS        LOWEST TO       ASSETS      INCOME        LOWEST TO           LOWEST TO
                               (000S)        HIGHEST        (000S)     RATIO(1)       HIGHEST(2)         HIGHEST(3)
                              -------------------------------------------------------------------------------------------

RVS VP DIV BOND
2008                          344,544   $1.12  to  $0.99   $365,065      0.41%     1.00%  to 2.20%  (7.25%)     to  (8.35%)
2007                          314,829   $1.21  to  $1.08   $364,190      4.76%     1.00%  to 2.20%   4.15%      to   2.90%
2006                          168,698   $1.16  to  $1.05   $190,300      4.43%     1.00%  to 2.20%   3.37%      to   2.15%
2005                           30,043   $1.13  to  $1.03    $38,123      3.71%     1.00%  to 2.20%   1.10%      to  (0.09%)
2004                           31,737   $1.11  to  $1.03    $40,367      3.85%     1.00%  to 2.20%   3.45%      to   2.86%(4)
-------------------------------------------------------------------------------------------------------------------------

RVS VP DIV EQ INC
2008                          274,600   $1.08  to  $0.92   $282,334      0.07%     1.00%  to 2.20% (41.06%)     to (41.76%)
2007                          184,562   $1.83  to  $1.58   $328,157      1.60%     1.00%  to 2.20%   6.94%      to   5.66%
2006                          144,108   $1.71  to  $1.50   $243,744      1.43%     1.00%  to 2.20%  18.56%      to  17.15%
2005                           60,233   $1.44  to  $1.28    $88,882      1.74%     1.00%  to 2.20%  12.38%      to  11.04%
2004                           12,504   $1.28  to  $1.15    $17,312      1.65%     1.00%  to 2.20%  17.03%      to  15.94%(4)
-------------------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL INFLATION PROT SEC
2008                          141,282   $1.09  to  $1.06   $151,561      2.48%     1.05%  to 2.20%  (0.91%)     to  (2.04%)
2007                          145,074   $1.10  to  $1.08   $157,932      2.33%     1.05%  to 2.20%   6.80%      to   5.58%
2006                          108,657   $1.03  to  $1.02   $111,409      6.80%     1.05%  to 2.20%   2.99%(9)   to   2.21%(9)
2005                               --      --         --         --         --        --        --     --              --
2004                               --      --         --         --         --        --        --     --              --
-------------------------------------------------------------------------------------------------------------------------

SEL VP GRO
2008                           20,079   $0.70  to  $0.68    $11,992      0.24%     1.00%  to 2.20% (44.90%)     to (45.56%)
2007                           15,299   $1.27  to  $1.24    $16,673      0.40%     1.00%  to 2.20%   2.04%      to   0.80%
2006                            1,089   $1.24  to  $1.23       $754      0.85%     1.00%  to 2.20%   9.98%      to   8.67%
2005                            1,409   $1.13  to  $1.13       $847      0.37%     1.00%  to 2.20%   7.53%      to   6.25%
2004                            1,450   $1.05  to  $1.07       $800      0.32%     1.00%  to 2.20%   7.35%      to   7.26%(4)
-------------------------------------------------------------------------------------------------------------------------

RVS VP HI YIELD BOND
2008                           26,185   $0.79  to  $0.87    $23,961      0.29%     1.05%  to 2.20% (25.96%)     to (26.80%)
2007                           32,755   $1.07  to  $1.19    $40,773      7.38%     1.05%  to 2.20%   0.82%      to  (0.37%)
2006                           41,667   $1.06  to  $1.19    $51,788      7.47%     1.05%  to 2.20%   5.95%(9)   to   8.41%
2005                           25,254   $1.24  to  $1.10    $28,933      6.44%     1.15%  to 2.20%   2.83%      to   1.74%
2004                           13,631   $1.21  to  $1.08    $15,492      6.97%     1.15%  to 2.20%  10.12%      to   8.02%(4)
-------------------------------------------------------------------------------------------------------------------------

RVS VP INC OPP
2008                          109,815   $0.86  to  $0.93   $101,773      0.19%     1.05%  to 2.20% (19.66%)     to (20.58%)
2007                           92,767   $1.07  to  $1.17   $107,789      6.91%     1.05%  to 2.20%   1.56%      to   0.40%
2006                           36,591   $1.05  to  $1.17    $42,427      6.49%     1.05%  to 2.20%   4.97%(9)   to   5.64%
2005                               52   $1.11  to  $1.10        $76      5.61%     1.15%  to 2.20%   2.12%      to   1.09%
2004                           15,060   $1.09  to  $1.09    $16,390      6.58%     1.15%  to 2.20%   9.53%(5)   to   8.84%(5)
-------------------------------------------------------------------------------------------------------------------------

RVS VP DYN EQ
2008                           80,265   $0.63  to  $0.70    $48,990      0.22%     1.00%  to 2.20% (42.74%)     to (43.42%)
2007                           85,164   $1.10  to  $1.24    $91,451      1.31%     1.00%  to 2.20%   1.90%      to   0.68%
2006                           95,900   $1.08  to  $1.23   $102,345      1.19%     1.00%  to 2.20%   8.36%(7)   to  12.78%
2005                           90,004   $1.11  to  $1.09    $85,540      1.14%     1.15%  to 2.20%   4.96%      to   3.87%
2004                           57,070   $1.06  to  $1.05    $53,075      1.11%     1.15%  to 2.20%   5.87%(4)   to   5.14%(4)
-------------------------------------------------------------------------------------------------------------------------

SEL VP LG CAP VAL
2008                              111   $0.65  to  $0.75        $87      0.08%     1.05%  to 2.20% (40.09%)     to (40.78%)
2007                              121   $1.08  to  $1.27       $158      1.41%     1.05%  to 2.20%  (1.49%)     to  (2.62%)
2006                              114   $1.10  to  $1.31       $152      1.26%     1.05%  to 2.20%  10.48%(9)   to  16.47%
2005                              103   $1.14  to  $1.12       $117      1.57%     1.15%  to 2.20%   3.34%      to   2.27%
2004                               43   $1.10  to  $1.10        $49      2.65%     1.15%  to 2.20%  10.84%(4)   to  10.06%(4)
-------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    419

                                            AT DEC. 31
                              -------------------------------------                FOR THE YEAR ENDED DEC. 31
                                          ACCUMULATION                ---------------------------------------------------
                                              UNIT            NET     INVESTMENT    EXPENSE RATIO       TOTAL RETURN
                               UNITS        LOWEST TO       ASSETS      INCOME        LOWEST TO           LOWEST TO
                               (000S)        HIGHEST        (000S)     RATIO(1)       HIGHEST(2)         HIGHEST(3)
                              -------------------------------------------------------------------------------------------

RVS VP MID CAP GRO
2008                            5,180   $0.89  to  $0.67     $4,189      0.02%     1.00%  to 2.20% (45.40%)     to (46.04%)
2007                            5,283   $1.62  to  $1.25     $7,905      0.05%     1.00%  to 2.20%  12.60%      to  11.25%
2006                            6,311   $1.44  to  $1.12     $8,457      0.24%     1.00%  to 2.20%  (1.06%)     to  (2.24%)
2005                            4,660   $1.46  to  $1.15     $6,202         --     1.00%  to 2.20%   9.03%      to   7.73%
2004                            2,931   $1.33  to  $1.06     $3,592         --     1.00%  to 2.20%   8.02%      to   7.64%(4)
-------------------------------------------------------------------------------------------------------------------------

RVS VP MID CAP VAL
2008                            1,102   $0.54  to  $0.53       $592         --     1.05%  to 2.20% (45.68%)     to (46.31%)
2007                            1,087   $1.00  to  $0.99     $1,082      0.80%     1.05%  to 2.20%  (0.42%)(10) to  (1.19%)(10)
2006                               --      --         --         --         --        --        --     --              --
2005                               --      --         --         --         --        --        --     --              --
2004                               --      --         --         --         --        --        --     --              --
-------------------------------------------------------------------------------------------------------------------------

RVS VP S&P 500
2008                           15,982   $0.65  to  $0.79    $11,502      0.08%     1.00%  to 2.20% (37.72%)     to (38.46%)
2007                           18,396   $1.04  to  $1.28    $21,205      1.62%     1.00%  to 2.20%   3.97%      to   2.71%
2006                           19,754   $1.00  to  $1.24    $21,856      1.45%     1.00%  to 2.20%  14.12%      to  12.76%
2005                           20,792   $0.88  to  $1.10    $20,130      1.39%     1.00%  to 2.20%   3.37%      to   2.14%
2004                           20,888   $0.85  to  $1.08    $19,455      1.48%     1.00%  to 2.20%   9.17%      to   8.75%(4)
-------------------------------------------------------------------------------------------------------------------------

RVS VP SHORT DURATION
2008                           48,407   $1.22  to  $0.98    $53,512      0.13%     1.00%  to 2.20%  (3.61%)     to  (4.76%)
2007                           46,267   $1.26  to  $1.03    $53,706      4.18%     1.00%  to 2.20%   4.27%      to   3.02%
2006                           42,415   $1.21  to  $1.00    $47,909      3.80%     1.00%  to 2.20%   2.81%      to   1.59%
2005                           37,202   $1.18  to  $0.99    $41,599      2.90%     1.00%  to 2.20%   0.57%      to  (0.63%)
2004                           34,307   $1.17  to  $0.99    $38,866      2.45%     1.00%  to 2.20%  (0.15%)     to  (0.61%)(4)
-------------------------------------------------------------------------------------------------------------------------

SEL VP SM CAP VAL
2008                            2,157   $0.90  to  $0.91     $1,749         --     1.00%  to 1.80% (39.21%)     to (39.70%)
2007                            2,998   $1.48  to  $1.51     $3,973      0.16%     1.00%  to 1.80%  (5.14%)     to  (5.91%)
2006                            3,538   $1.56  to  $1.61     $4,952      0.04%     1.00%  to 1.80%  10.58%      to   9.70%
2005                            4,222   $1.41  to  $1.47     $5,359         --     1.00%  to 1.80%   3.79%      to   2.97%
2004                            4,474   $1.36  to  $1.42     $5,496      0.00%     1.00%  to 1.80%  17.36%      to  16.42%
-------------------------------------------------------------------------------------------------------------------------

THDL VP EMER MKTS
2008                           81,531   $0.71  to  $1.22    $94,970      0.68%     1.05%  to 2.20% (54.19%)     to (54.72%)
2007                           49,517   $1.55  to  $2.70   $129,372      0.59%     1.05%  to 2.20%  36.66%      to  35.09%
2006                           44,758   $1.13  to  $2.00    $88,998      0.35%     1.05%  to 2.20%  10.52%(9)   to  31.00%
2005                           27,965   $1.90  to  $1.52    $43,466      0.20%     1.15%  to 2.20%  32.27%      to  30.90%
2004                            9,386   $1.43  to  $1.16    $11,078      6.36%     1.15%  to 2.20%  22.73%      to  18.99%(4)
-------------------------------------------------------------------------------------------------------------------------

THDL VP INTL OPP
2008                              764   $0.70  to  $0.99       $868      2.35%     1.05%  to 2.20% (41.06%)     to (41.73%)
2007                              879   $1.19  to  $1.70     $1,713      0.99%     1.05%  to 2.20%  11.50%      to  10.22%
2006                            1,422   $1.07  to  $1.54     $2,439      1.88%     1.05%  to 2.20%   6.51%(9)   to  21.48%
2005                            1,686   $1.29  to  $1.27     $2,378      1.38%     1.15%  to 2.20%  12.55%      to  11.38%
2004                            1,983   $1.14  to  $1.14     $2,515      1.10%     1.15%  to 2.20%  15.82%(4)   to  15.01%(4)
-------------------------------------------------------------------------------------------------------------------------

THIRD AVE VAL
2008                              940   $1.42  to  $1.51     $1,390      0.82%     1.40%  to 1.60% (44.44%)     to (44.55%)
2007                            1,398   $2.56  to  $2.73     $3,723      1.99%     1.40%  to 1.60%  (6.14%)     to  (6.32%)
2006                            1,978   $2.72  to  $2.91     $5,629      1.25%     1.40%  to 1.60%  14.18%      to  13.95%
2005                            2,399   $2.39  to  $2.56     $5,967      1.32%     1.40%  to 1.60%  13.04%      to  12.81%
2004                            2,369   $2.11  to  $2.27     $5,190      0.54%     1.40%  to 1.60%  18.23%      to  17.99%
-------------------------------------------------------------------------------------------------------------------------



 420    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                            AT DEC. 31
                              -------------------------------------                FOR THE YEAR ENDED DEC. 31
                                          ACCUMULATION                ---------------------------------------------------
                                              UNIT            NET     INVESTMENT    EXPENSE RATIO       TOTAL RETURN
                               UNITS        LOWEST TO       ASSETS      INCOME        LOWEST TO           LOWEST TO
                               (000S)        HIGHEST        (000S)     RATIO(1)       HIGHEST(2)         HIGHEST(3)
                              -------------------------------------------------------------------------------------------

VANK LIT COMSTOCK, CL II
2008                          230,506   $1.08  to  $0.78   $209,476      2.18%     1.00%  to 2.20% (36.44%)     to (37.20%)
2007                          205,570   $1.69  to  $1.24   $297,558      1.62%     1.00%  to 2.20%  (3.30%)     to  (4.47%)
2006                          206,921   $1.75  to  $1.30   $312,163      1.05%     1.00%  to 2.20%  14.89%      to  13.53%
2005                          121,404   $1.52  to  $1.15   $162,337      0.63%     1.00%  to 2.20%   3.08%      to   1.85%
2004                           38,969   $1.48  to  $1.13    $51,759      0.27%     1.00%  to 2.20%  16.26%      to  12.98%(4)
-------------------------------------------------------------------------------------------------------------------------

VANK LIT GRO & INC, CL II
2008                            2,648   $1.17  to  $1.18     $3,023      2.07%     1.00%  to 1.85% (32.89%)     to (33.46%)
2007                            3,827   $1.74  to  $1.78     $6,521      1.36%     1.00%  to 1.85%   1.50%      to   0.63%
2006                            3,915   $1.72  to  $1.77     $6,595      0.97%     1.00%  to 1.85%  14.82%      to  13.85%
2005                            3,937   $1.49  to  $1.55     $5,781      0.85%     1.00%  to 1.85%   8.63%      to   7.71%
2004                            3,970   $1.38  to  $1.44     $5,382      0.60%     1.00%  to 1.85%  12.98%      to  12.03%
-------------------------------------------------------------------------------------------------------------------------

VANK UIF GLOBAL REAL EST, CL II
2008                           79,804   $0.47  to  $0.46    $37,021      2.59%     1.05%  to 2.20% (44.93%)     to (45.56%)
2007                           32,609   $0.85  to  $0.84    $27,624      0.27%     1.05%  to 2.20% (14.49%)(10) to (15.15%)(10)
2006                               --      --         --         --         --        --        --     --              --
2005                               --      --         --         --         --        --        --     --              --
2004                               --      --         --         --         --        --        --     --              --
-------------------------------------------------------------------------------------------------------------------------

VANK UIF MID CAP GRO, CL II
2008                               88   $0.59  to  $0.58        $53      0.68%     1.05%  to 2.20% (47.37%)     to (47.97%)
2007                               36   $1.13  to  $1.12        $42         --     1.05%  to 2.20%  12.51%(10)  to  11.65%(10)
2006                               --      --         --         --         --        --        --     --              --
2005                               --      --         --         --         --        --        --     --              --
2004                               --      --         --         --         --        --        --     --              --
-------------------------------------------------------------------------------------------------------------------------

VANK UIF U.S. REAL EST, CL I
2008                              862   $1.41  to  $1.47     $1,173      3.44%     1.00%  to 1.85% (38.51%)     to (39.04%)
2007                              941   $2.30  to  $2.41     $2,100      1.10%     1.00%  to 1.85% (17.90%)     to (18.60%)
2006                            1,065   $2.80  to  $2.96     $2,898      1.10%     1.00%  to 1.85%  36.68%      to  35.52%
2005                            1,136   $2.05  to  $2.18     $2,271      1.19%     1.00%  to 1.85%  15.89%      to  14.92%
2004                            1,201   $1.77  to  $1.90     $2,082      1.73%     1.00%  to 1.85%  35.06%      to  33.92%
-------------------------------------------------------------------------------------------------------------------------

VANK UIF U.S. REAL EST, CL II
2008                            3,456   $0.62  to  $1.03     $3,576      2.76%     1.05%  to 2.20% (38.70%)     to (39.41%)
2007                            3,433   $1.01  to  $1.71     $5,835      0.92%     1.05%  to 2.20% (18.14%)     to (19.08%)
2006                            2,928   $1.23  to  $2.11     $6,148      1.00%     1.05%  to 2.20%  24.39%(9)   to  34.68%
2005                            2,828   $1.59  to  $1.57     $4,462      1.18%     1.15%  to 2.20%  15.42%      to  14.23%
2004                            1,311   $1.38  to  $1.37     $1,803      0.77%     1.15%  to 2.20%  38.80%(4)   to  37.83%(4)
-------------------------------------------------------------------------------------------------------------------------

WANGER INTL
2008                           99,753   $0.68  to  $1.16   $104,911      0.85%     1.05%  to 2.20% (46.17%)     to (46.79%)
2007                           56,589   $1.26  to  $2.17   $113,660      0.80%     1.05%  to 2.20%  15.09%      to  13.77%
2006                           46,575   $1.09  to  $1.91    $84,164      0.44%     1.05%  to 2.20%   9.50%(9)   to  34.19%
2005                           26,574   $1.45  to  $1.42    $36,841      0.69%     1.15%  to 2.20%  20.14%      to  18.89%
2004                            9,988   $1.21  to  $1.20    $11,135      0.16%     1.15%  to 2.20%  21.23%(4)   to  20.38%(4)
-------------------------------------------------------------------------------------------------------------------------

WANGER USA
2008                           79,992   $0.62  to  $0.80    $64,723         --     1.05%  to 2.20% (40.32%)     to (41.00%)
2007                           66,995   $1.05  to  $1.36    $92,330         --     1.05%  to 2.20%   4.28%      to   3.08%
2006                           39,559   $1.00  to  $1.32    $54,125      0.20%     1.05%  to 2.20%   0.44%(9)   to   5.53%
2005                           29,810   $1.27  to  $1.25    $38,709         --     1.15%  to 2.20%   9.98%      to   8.84%
2004                            9,792   $1.16  to  $1.15    $11,758         --     1.15%  to 2.20%  16.98%(4)   to  16.17%(4)
-------------------------------------------------------------------------------------------------------------------------



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    421

                                            AT DEC. 31
                              -------------------------------------                FOR THE YEAR ENDED DEC. 31
                                          ACCUMULATION                ---------------------------------------------------
                                              UNIT            NET     INVESTMENT    EXPENSE RATIO       TOTAL RETURN
                               UNITS        LOWEST TO       ASSETS      INCOME        LOWEST TO           LOWEST TO
                               (000S)        HIGHEST        (000S)     RATIO(1)       HIGHEST(2)         HIGHEST(3)
                              -------------------------------------------------------------------------------------------

WF ADV VT ASSET ALLOC
2008                           15,185   $0.81  to  $0.89    $13,082      2.39%     1.05%  to 2.20% (29.84%)     to (30.66%)
2007                           20,946   $1.15  to  $1.28    $25,887      2.19%     1.05%  to 2.20%   6.46%      to   5.26%
2006                           25,783   $1.08  to  $1.21    $29,992      2.29%     1.05%  to 2.20%   8.78%(9)   to   9.71%
2005                           30,390   $1.13  to  $1.11    $31,846      2.06%     1.15%  to 2.20%   3.79%      to   2.70%
2004                           33,126   $1.08  to  $1.08    $33,485      2.04%     1.15%  to 2.20%   8.94%(4)   to   8.19%(4)
-------------------------------------------------------------------------------------------------------------------------

WF ADV VT C&B LG CAP VAL
2008                            8,943   $0.71  to  $0.80     $7,006      1.53%     1.05%  to 2.20% (35.70%)     to (36.43%)
2007                            7,620   $1.10  to  $1.25     $9,329      1.08%     1.05%  to 2.20%  (2.21%)     to  (3.34%)
2006                            4,510   $1.12  to  $1.30     $5,657      1.53%     1.05%  to 2.20%  12.43%(9)   to  19.46%
2005                            4,339   $1.11  to  $1.09     $4,510      0.78%     1.15%  to 2.20%   1.93%      to   0.86%
2004                            4,564   $1.08  to  $1.08     $4,663      1.61%     1.15%  to 2.20%   8.68%(4)   to   7.92%(4)
-------------------------------------------------------------------------------------------------------------------------

WF ADV VT EQ INC
2008                           12,653   $0.71  to  $0.80    $11,025      1.89%     1.05%  to 2.20% (37.13%)     to (37.85%)
2007                           15,557   $1.13  to  $1.29    $21,663      1.48%     1.05%  to 2.20%   1.72%      to   0.54%
2006                           17,876   $1.12  to  $1.29    $24,591      1.54%     1.05%  to 2.20%  12.22%(9)   to  16.01%
2005                           21,112   $1.13  to  $1.11    $24,863      1.46%     1.15%  to 2.20%   4.17%      to   3.10%
2004                           18,932   $1.08  to  $1.08    $21,530      1.64%     1.15%  to 2.20%   8.58%(4)   to   7.81%(4)
-------------------------------------------------------------------------------------------------------------------------

WF ADV VT INTL CORE
2008                            2,278   $0.66  to  $0.85     $1,464      2.06%     1.05%  to 2.20% (44.00%)     to (44.64%)
2007                            2,929   $1.18  to  $1.54     $3,326      0.01%     1.05%  to 2.20%  11.48%      to  10.22%
2006                            3,457   $1.06  to  $1.40     $3,509      1.73%     1.05%  to 2.20%   5.91%(9)   to  18.19%
2005                            3,442   $1.20  to  $1.18     $2,929      1.95%     1.15%  to 2.20%   8.44%      to   7.29%
2004                            3,415   $1.11  to  $1.10     $2,687      0.23%     1.15%  to 2.20%  10.84%(4)   to  10.06%(4)
-------------------------------------------------------------------------------------------------------------------------

WF ADV VT LG CO CORE
2008                            2,018   $0.68  to  $0.68       $896      1.18%     1.05%  to 2.20% (40.11%)     to (40.80%)
2007                            2,288   $1.13  to  $1.14     $1,699         --     1.05%  to 2.20%   1.23%      to   0.07%
2006                            2,737   $1.11  to  $1.14     $2,015      0.68%     1.05%  to 2.20%  12.12%(9)   to  13.12%
2005                            3,341   $1.03  to  $1.01     $2,143      0.56%     1.15%  to 2.20%  (3.36%)     to  (4.35%)
2004                            3,515   $1.06  to  $1.06     $2,336         --     1.15%  to 2.20%   7.38%(4)   to   6.63%(4)
-------------------------------------------------------------------------------------------------------------------------

WF ADV VT LG CO GRO
2008                           52,608   $0.66  to  $0.67    $27,069      0.28%     1.05%  to 2.20% (39.63%)     to (40.32%)
2007                           61,269   $1.09  to  $1.12    $51,768         --     1.05%  to 2.20%   6.48%      to   5.26%
2006                           70,059   $1.02  to  $1.06    $55,372         --     1.05%  to 2.20%   3.29%(9)   to   0.13%
2005                           69,394   $1.08  to  $1.06    $52,952      0.18%     1.15%  to 2.20%   4.49%      to   3.41%
2004                           54,368   $1.03  to  $1.02    $37,475         --     1.15%  to 2.20%   4.28%(4)   to   3.55%(4)
-------------------------------------------------------------------------------------------------------------------------

WF ADV VT MONEY MKT
2008                           12,764   $1.08  to  $1.04    $14,294      2.23%     1.05%  to 2.20%   1.21%      to   0.05%
2007                           10,067   $1.06  to  $1.04    $11,274      4.86%     1.05%  to 2.20%   3.91%      to   2.71%
2006                            9,996   $1.02  to  $1.02    $10,765      4.31%     1.05%  to 2.20%   2.41%(9)   to   2.15%
2005                           10,781   $1.01  to  $0.99    $11,261      2.53%     1.15%  to 2.20%   1.41%      to   0.35%
2004                           10,935   $1.00  to  $0.99    $11,367      0.68%     1.15%  to 2.20%  (0.18%)(4)  to  (0.89%)(4)
-------------------------------------------------------------------------------------------------------------------------

WF ADV VT SM CAP GRO
2008                            8,437   $0.66  to  $0.84     $2,768         --     1.05%  to 2.20% (42.04%)     to (42.70%)
2007                           10,497   $1.14  to  $1.47     $5,957         --     1.05%  to 2.20%  12.61%      to  11.32%
2006                           12,727   $1.02  to  $1.32     $6,434         --     1.05%  to 2.20%   2.08%(9)   to  20.08%
2005                           14,211   $1.12  to  $1.10     $5,929         --     1.15%  to 2.20%   5.03%      to   3.94%
2004                           16,045   $1.06  to  $1.06     $6,389         --     1.15%  to 2.20%   8.95%(4)   to   8.18%(4)
-------------------------------------------------------------------------------------------------------------------------



 422    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

                                            AT DEC. 31
                              -------------------------------------                FOR THE YEAR ENDED DEC. 31
                                          ACCUMULATION                ---------------------------------------------------
                                              UNIT            NET     INVESTMENT    EXPENSE RATIO       TOTAL RETURN
                               UNITS        LOWEST TO       ASSETS      INCOME        LOWEST TO           LOWEST TO
                               (000S)        HIGHEST        (000S)     RATIO(1)       HIGHEST(2)         HIGHEST(3)
                              -------------------------------------------------------------------------------------------

WF ADV VT TOTAL RETURN BOND
2008                           43,415   $1.11  to  $1.08    $55,060      4.78%     1.05%  to 2.20%   1.31%      to   0.15%
2007                           63,005   $1.09  to  $1.08    $79,204      4.55%     1.05%  to 2.20%   5.06%      to   3.86%
2006                           52,495   $1.04  to  $1.04    $63,183      4.42%     1.05%  to 2.20%   4.37%(9)   to   1.57%
2005                           21,845   $1.04  to  $1.03    $26,184      3.70%     1.15%  to 2.20%   0.74%      to  (0.31%)
2004                           11,723   $1.04  to  $1.03    $14,553      3.39%     1.15%  to 2.20%   3.39%(4)   to   2.68%(4)
-------------------------------------------------------------------------------------------------------------------------




    (1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.


    (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.


    (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.


    (4) New price level operations commenced on April 30, 2004.


    (5) New price level operations commenced on June 1, 2004.


    (6) New price level operations commenced on Feb. 25, 2005.


    (7) New price level operations commenced on March 17, 2006.


    (8) New price level operations commenced on April 28, 2006.


    (9) New price level operations commenced on May 1, 2006.


   (10) New price level operations commenced on May 1, 2007.


   (11) New price level operations commenced on Sept. 26, 2008.



                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    423

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY


We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company, (a wholly owned subsidiary of Ameriprise Financial, Inc.) (the Company) as of December 31, 2008 and 2007, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of RiverSource Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of RiverSource Life Insurance Company at December 31, 2008 and 2007, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the consolidated financial statements, in 2008 the Company adopted Statement of Financial Accounting Standards (FAS) No. 157, Fair Value Measurements. Also discussed in Note 3, in 2007 the Company adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109, and American Institute of Certified Public Accountants Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts.

                                             /s/ Ernst & Young LLP

Minneapolis, Minnesota

March 2, 2009


 424    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE AMOUNTS)


DECEMBER 31,                                                                2008        2007
 ASSETS
Investments:
Available-for-Sale:
    Fixed maturities, at fair value (amortized cost: 2008, $19,452;
          2007, $21,020)                                                  $18,070     $20,792
    Common and preferred stocks, at fair value (cost: 2008 and 2007,
          $30)                                                                 16          29
Commercial mortgage loans, at cost (less allowance for loan losses:
  2008, $17; 2007, $16)                                                     2,737       2,892
Policy loans                                                                  722         697
Trading securities and other investments                                      452         155
---------------------------------------------------------------------------------------------
       Total investments                                                   21,997      24,565

Cash and cash equivalents                                                   3,307         980
Reinsurance recoverables                                                    1,592       1,290
Amounts due from brokers                                                        3         123
Deferred income taxes, net                                                    599           9
Other accounts receivable                                                      99         119
Accrued investment income                                                     239         252
Deferred acquisition costs                                                  4,424       4,429
Deferred sales inducement costs                                               518         511
Other assets                                                                2,658         609
Separate account assets                                                    41,787      58,070
---------------------------------------------------------------------------------------------
       Total assets                                                       $77,223     $90,957
---------------------------------------------------------------------------------------------

 LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                    $28,753     $26,977
Policy claims and other policyholders' funds                                  172          91
Amounts due to brokers                                                      1,862         361
Other liabilities                                                             910         392
Separate account liabilities                                               41,787      58,070
---------------------------------------------------------------------------------------------
       Total liabilities                                                   73,484      85,891
---------------------------------------------------------------------------------------------

Shareholder's equity:
Common stock, $30 par value; 100,000 shares authorized, issued and
  outstanding                                                                   3           3
Additional paid-in capital                                                  2,116       2,031
Retained earnings                                                           2,336       3,188
Accumulated other comprehensive loss, net of tax:
    Net unrealized securities losses                                         (678)       (116)
    Net unrealized derivative losses                                          (38)        (40)
---------------------------------------------------------------------------------------------
Total accumulated other comprehensive loss                                   (716)       (156)
---------------------------------------------------------------------------------------------
       Total shareholder's equity                                           3,739       5,066
---------------------------------------------------------------------------------------------
       Total liabilities and shareholder's equity                         $77,223     $90,957
---------------------------------------------------------------------------------------------



See Notes to Consolidated Financial Statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    425

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                            2008       2007       2006
 REVENUES
Premiums                                                           $  481     $  485     $  533
Net investment income                                               1,252      1,424      1,622
Policy and contract charges                                         1,352      1,217      1,045
Other revenue                                                         255        255        189
Net realized investment gains (losses)                               (442)        61         51
-----------------------------------------------------------------------------------------------
       Total revenues                                               2,898      3,442      3,440
-----------------------------------------------------------------------------------------------

 BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                      673        760        724
Interest credited to fixed accounts                                   790        847        955
Amortization of deferred acquisition costs                            861        470        356
Separation costs                                                       --         97        131
Other insurance and operating expenses                                692        781        637
-----------------------------------------------------------------------------------------------
       Total benefits and expenses                                  3,016      2,955      2,803
-----------------------------------------------------------------------------------------------
Pretax income (loss)                                                 (118)       487        637
Income tax provision (benefit)                                       (189)        53        129
-----------------------------------------------------------------------------------------------
       Net income                                                  $   71     $  434     $  508
-----------------------------------------------------------------------------------------------



See Notes to Consolidated Financial Statements.


 426    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                             2008        2007        2006
 CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                         $    71     $   434     $   508
Adjustments to reconcile net income to net cash provided by
  operating activities:
    Capitalization of deferred acquisition costs and deferred
          sales inducement costs                                      (679)       (828)       (813)
    Amortization of deferred acquisition costs and deferred sales
          inducement costs                                             982         523         404
    Premium and discount amortization on Available-for-Sale             57          70          75
    Deferred income taxes, net                                        (234)         83         121
    Contractholder and policyholder charges, non-cash                 (248)       (206)       (220)
    Net realized investment losses (gains)                             442         (61)        (51)
Change in operating assets and liabilities:
    Trading securities and equity method investments, net             (110)        166         320
    Future policy benefits for traditional life, disability
          income and long term care insurance                          308         275         274
    Policy claims and other policyholders' funds                        81           2           3
    Reinsurance recoverables                                          (302)       (153)       (154)
    Other accounts receivable                                           20         (28)        (27)
    Accrued investment income                                           14          49          21
    Other assets and liabilities, net                                1,623          22         (76)
--------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                            2,025         348         385
--------------------------------------------------------------------------------------------------

 CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
    Proceeds from sales                                                246       3,020       1,895
    Maturities, sinking fund payments and calls                      2,510       1,908       2,014
    Purchases                                                       (1,684)       (677)     (1,416)
Other investments, excluding policy loans:
    Proceeds from sales, maturities, sinking fund payments and
          calls                                                        282         473         513
    Purchases                                                         (250)       (504)       (441)
Change in policy loans, net                                            (25)        (47)        (36)
--------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY INVESTING ACTIVITIES                            1,079       4,173       2,529
--------------------------------------------------------------------------------------------------

 CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal life-type insurance:
    Considerations received                                          2,913       1,093       1,267
    Net transfers from (to) separate accounts                           91         (50)       (307)
    Surrenders and other benefits                                   (2,931)     (3,838)     (3,688)
Other                                                                  (77)         (8)         --
Tax adjustment of share-based incentive compensation plan                2           2           1
Cash dividend to Ameriprise Financial, Inc.                           (775)       (900)       (300)
--------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                 (777)     (3,701)     (3,027)
--------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                 2,327         820        (113)
Cash and cash equivalents at beginning of year                         980         160         273
--------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                           $ 3,307     $   980     $   160
--------------------------------------------------------------------------------------------------

Supplemental Disclosures:
    Income taxes paid (received), net                              $   168     $    (4)    $    64
    Interest paid on borrowings                                         --          --           1



See Notes to Consolidated Financial Statements.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    427

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
THREE YEARS ENDED DECEMBER 31, 2008
(IN MILLIONS)

                                                              ADDITIONAL                    ACCUMULATED OTHER
                                                  COMMON        PAID-IN       RETAINED        COMPREHENSIVE
                                                   STOCK        CAPITAL       EARNINGS        INCOME/(LOSS)         TOTAL
--------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2005                       $ 3         $2,020         $3,580             $(131)           $ 5,472
Comprehensive income:
    Net income                                       --             --            508                --                508
    Other comprehensive income (loss), net
          of tax:
       Change in net unrealized securities
                 losses                              --             --             --               (77)               (77)
       Change in net unrealized derivative
                 losses                              --             --             --                (1)                (1)
                                                                                                                    ------
Total comprehensive income                                                                                             430
Tax adjustment of share-based incentive
  compensation plan                                  --              1             --                --                  1
Cash dividends to Ameriprise Financial,
  Inc.                                               --             --           (300)               --               (300)
--------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2006                       $ 3         $2,021         $3,788             $(209)           $ 5,603
Change in accounting principles, net of tax          --             --           (134)               --               (134)
Comprehensive income:
    Net income                                       --             --            434                --                434
    Other comprehensive income (loss), net
          of tax:
       Change in net unrealized securities
                 losses                              --             --             --                52                 52
       Change in net unrealized derivative
                 losses                              --             --             --                 1                  1
                                                                                                                    ------
Total comprehensive income                                                                                             487
Tax adjustment of share-based incentive
  compensation plan                                  --              2             --                --                  2
Cash dividends to Ameriprise Financial,
  Inc.                                               --             --           (900)               --               (900)
Non-cash capital contribution from
  Ameriprise Financial, Inc.                         --              8             --                --                  8
--------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2007                       $ 3         $2,031         $3,188             $(156)           $ 5,066
Change in accounting principles, net of tax          --             --            (30)               --                (30)
Comprehensive income:
    Net income                                       --             --             71                --                 71
    Other comprehensive income (loss), net
          of tax:
       Change in net unrealized securities
                 losses                              --             --             --              (562)              (562)
       Change in net unrealized derivative
                 losses                              --             --             --                 2                  2
                                                                                                                    ------
Total comprehensive loss                                                                                              (489)
Tax adjustment of share-based incentive
  compensation plan                                  --              2             --                --                  2
Cash dividends to Ameriprise Financial,
  Inc.                                               --             --           (775)               --               (775)
Non-cash capital contribution from
  Ameriprise Financial, Inc.                         --             83             --                --                 83
Non-cash dividend to Ameriprise Financial,
  Inc.                                               --             --           (118)               --               (118)
--------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2008                       $ 3         $2,116         $2,336             $(716)           $ 3,739
--------------------------------------------------------------------------------------------------------------------------



See Notes to Consolidated Financial Statements.


 428    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION
Nature of Business
RiverSource Life Insurance Company is a stock life insurance company with one wholly owned operating subsidiary, RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial").

- RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

- RiverSource Life of NY is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York, North Dakota and Delaware. RiverSource Life of NY issues insurance and annuity products.

On December 31, 2008, Ameriprise Financial contributed all of the issued and outstanding shares of RiverSource Tax Advantaged Investments, Inc. ("RiverSource Tax Adv. Inv.") to RiverSource Life Insurance Company. RiverSource Tax Adv. Inv. is domiciled in Delaware and is a limited partner in affordable housing partnership investments.

RiverSource Life Insurance Company and its two subsidiaries are referred to collectively in these notes as "RiverSource Life".

Ameriprise Financial was formerly a wholly owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. Through 2007, RiverSource Life was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. The separation from American Express was completed in 2007.

RiverSource Life's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on an increase in a broad-based stock market index. RiverSource Life issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. RiverSource Life issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under RiverSource Life's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and its wholly owned subsidiaries, RiverSource Life of NY and RiverSource Tax Adv. Inv. All significant intercompany accounts and transactions have been eliminated in consolidation.

RESTATEMENT FOR CONSOLIDATION OF RIVERSOURCE TAX ADV. INV.
The consolidated financial statements give effect to the RiverSource Tax Adv. Inv. transfer as a pooling of interests for entities under common control. Prior periods have been restated to include the accounts of RiverSource Tax Adv. Inv. using the

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    429

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

pooling of interests method in order to be comparable to the current year. Following are the amounts related to RiverSource Tax Adv. Inv. which are included in RiverSource Life's consolidated financial statements:

                                                                             DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Total revenues                                                     $(31)         $(33)         $(41)
Net income                                                           11            13            22
Shareholder's equity: Retained earnings                             239           347           334


RECLASSIFICATIONS
The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP") which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 13. Certain reclassifications of prior year amounts have been made to conform to the current presentation. In the second quarter of 2008, RiverSource Life reclassified the mark-to-market adjustment on certain derivatives from net investment income to various expense lines where the mark-to-market adjustment on the related embedded derivative resides. The mark-to-market adjustment on derivatives hedging variable annuity living benefits and equity indexed annuities were reclassified to benefits, claims, losses and settlement expenses and interest credited to fixed accounts, respectively.

The following table shows the impact of the reclassification of the mark-to-market adjustment and the effect of the pooling of interests of RiverSource Tax. Adv. Inv. made to RiverSource Life's previously reported Consolidated Statements of Income.

                                                         YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                                                  2007                        2006
                                                       ------------------------------------------------------
                                                        PREVIOUSLY   RESTATED AND   PREVIOUSLY   RESTATED AND
(IN MILLIONS)                                            REPORTED    RECLASSIFIED    REPORTED    RECLASSIFIED
-------------------------------------------------------------------------------------------------------------
REVENUES
Premiums                                                  $  485        $  485        $  533        $  533
Net investment income                                      1,555         1,424         1,657         1,622
Policy and contract charges                                1,217         1,217         1,045         1,045
Other revenue                                                255           255           189           189
Net realized investment gain                                  61            61            51            51
-------------------------------------------------------------------------------------------------------------
    Total revenues                                         3,573         3,442         3,475         3,440
-------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses             855           760           705           724
Interest credited to fixed accounts                          850           847           968           955
Amortization of deferred acquisition costs                   470           470           356           356
Separation costs                                              97            97           131           131
Other insurance and operating expenses                       781           781           637           637
-------------------------------------------------------------------------------------------------------------
    Total benefits and expenses                            3,053         2,955         2,797         2,803
-------------------------------------------------------------------------------------------------------------

Pretax income                                                520           487           678           637
Income tax provision                                          99            53           192           129
-------------------------------------------------------------------------------------------------------------
NET INCOME                                                $  421        $  434        $  486        $  508
-------------------------------------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
PRINCIPLES OF CONSOLIDATION
RiverSource Life consolidates all entities in which it holds a greater than 50% voting interest or when certain conditions are met for variable interest entities ("VIEs") and limited partnerships, except for immaterial seed money investments in separate accounts, which are accounted for as trading securities. Entities in which RiverSource Life holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. Additionally, other investments in hedge funds in which RiverSource Life holds an interest that is less than 50% are accounted for under the equity method. All other investments that are not reported at fair value as Available-for-Sale or trading securities are accounted for under the cost method where RiverSource Life owns less than a 20% voting interest and does not exercise significant influence.

RiverSource Life consolidates all VIEs for which it is considered to be the primary beneficiary. The determination as to whether an entity is a VIE is based on the amount and nature of RiverSource Life's equity investment in the entity. RiverSource Life also considers other characteristics such as the ability to influence the decision making about the entity's activities and how the entity is financed. The determination as to whether RiverSource Life is considered to be the primary beneficiary is based on whether RiverSource Life will absorb a majority of the VIE's expected losses, receive a majority of the

 430    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------


VIE's expected residual return, or both. There were no consolidated VIEs as of December 31, 2008, 2007 and 2006. See Note 5 for additional information about RiverSource Life's VIEs.

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

INVESTMENTS
Investments consist of the following:

AVAILABLE-FOR-SALE SECURITIES
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in consolidated results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. RiverSource Life regularly reviews Available-for-Sale securities for impairments in value considered to be other-than-temporary. The cost basis of securities that are determined to be other-than-temporarily impaired is written down to current fair value with a corresponding charge to net income. A write-down for impairment can be recognized for both credit-related events and for change in fair value due to changes in interest rates. Once a security is written down to fair value through net income, any subsequent recovery in value cannot be recognized in net income until the principal is returned.

Factors RiverSource Life considers in determining whether declines in the fair value of fixed-maturity securities are other-than-temporary include: 1) the extent to which the market value is below amortized cost; 2) RiverSource Life's ability and intent to hold the investment for a sufficient period of time for it to recover to an amount at least equal to its carrying value; 3) the duration of time in which there has been a significant decline in value; 4) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and 5) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. For structured investments (e.g., mortgage backed securities), RiverSource Life also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments, cumulative loss projections and discounted cash flows in assessing potential other-than-temporary impairment of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management. Other-than-temporary impairment charges are recorded in net realized investment gains (losses) within the Consolidated Statements of Income.

See Note 11 for information regarding the fair values of assets and liabilities.

COMMERCIAL MORTGAGE LOANS, NET
Commercial mortgage loans, net, reflect principal amounts outstanding less the allowance for loan losses. The allowance for loan losses is measured as the excess of the loan's recorded investment over (i) present value of its expected principal and interest payments discounted at the loan's effective interest rate, or (ii) the fair value of collateral. Additionally, the level of the allowance for loan losses considers other factors, including historical experience, economic conditions and geographic concentrations. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

POLICY LOANS
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of underlying products, plus accrued interest.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    431

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

TRADING SECURITIES AND OTHER INVESTMENTS
Included in trading securities and other investments are separate account and mutual fund seed money, equity method investments in hedge funds, trading bonds, interests in affordable housing partnerships and below investment grade syndicated bank loans. Separate account and mutual fund seed money is carried at fair value with changes in value recognized within net investment income. Affordable housing partnerships and investments in hedge funds are accounted for under the equity method. Below investment grade syndicated bank loans reflect amortized cost less allowance for losses.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

REINSURANCE
RiverSource Life cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premium paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Traditional life, long term care ("LTC") and DI reinsurance premium, net of change in any prepaid reinsurance asset, is reported as a reduction of premiums. Fixed and variable universal life reinsurance premium is reported as a reduction of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

RiverSource Life also assumes life insurance and fixed annuity business from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 7 for additional information on reinsurance.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. See Note 11 for information regarding RiverSource Life's fair value measurement of derivative instruments. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. RiverSource Life occasionally designates derivatives as (1) hedges of changes in the fair value of assets, liabilities, or firm commitments ("fair value hedges") or (2) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedges").

For derivative instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives hedging variable annuity living benefits and equity indexed annuities are included within benefits, claims, losses and settlement expenses and interest credited to fixed accounts, respectively. Changes in fair value of all other derivatives is a component of net investment income.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as of the corresponding hedged assets, liabilities or firm commitments, are recognized in current earnings. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portions of the gain or loss on the derivative instruments are reported in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported currently in earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) may be recognized into earnings over the period that the hedged item impacts earnings. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately.

Derivative instruments that are entered into for hedging purposes are designated as such at the time RiverSource Life enters into the contract. For all derivative instruments that are designated for hedging activities, RiverSource Life formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships.

 432    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------


Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. RiverSource Life formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, RiverSource Life will discontinue the application of hedge accounting.

The equity component of the equity indexed annuity obligations are considered embedded derivatives. Additionally, certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives. The fair value of embedded derivatives associated with annuities is included in future policy benefits. The change in fair value of the equity indexed annuity embedded derivatives is reflected in the interest credited to fixed accounts. The changes in the fair value of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC are amortized over time. For annuity and universal life contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life's consolidated results of operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing annuity and insurance business during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life typically uses a mean reversion process as a guideline in setting near-term equity asset growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. In the fourth quarter of 2008, RiverSource Life decided to constrain near-term equity growth rates below the level suggested by mean reversion. This constraint is based on RiverSource Life's analysis of historical equity returns

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    433

RiverSource Life Insurance Company

--------------------------------------------------------------------------------


following downturns in the market. DAC amortization expense recorded in a period when client asset value growth rates exceed near-term estimates will typically be less than in a period when growth rates fall short of near-term estimate.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of its quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
Deferred sales inducement costs ("DSIC") consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholder and variable life insurance policyholders. RiverSource Life receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS
FIXED ANNUITIES AND VARIABLE ANNUITY GUARANTEES
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, equity indexed annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life offers contracts containing GMWB and GMAB provisions and, until May 2007, RiverSource Life offered contracts containing guaranteed minimum income benefit ("GMIB") provisions. As a result of the recent market decline, the amount by which guarantees exceed the accumulation value has increased significantly.

In determining the liabilities for variable annuity death benefits, GMIB and the life contingent benefits associated with GMWB, RiverSource Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The variable annuity death benefit liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 11 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions are determined in the same way as the liability for variable annuity death benefits. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.


 434    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2008, depending on year of issue, with an average rate of approximately 5.8%.

Liabilities for equity indexed annuities are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

LIFE, DISABILITY INCOME AND LONG TERM CARE INSURANCE
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life's experience. Interest rates used with DI claims ranged from 3.0% to 8.0% at December 31, 2008, with an average rate of 4.8%. Interest rates used with LTC claims ranged from 4.0% to 7.0% at December 31, 2008, with an average rate of 4.1%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life ranged from 4.0% to 10.0% at December 31, 2008, depending on policy form, issue year and policy duration. Anticipated interest rates for DI vary by plan and were 7.5% and 6.0% at policy issue grading to 5.0% over five years and 4.5% over 20 years, respectively. Anticipated discount rates for LTC vary by plan and were 5.8% at December 31, 2008 and range from 5.9% to 6.3% over 40 years.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverable.

SOURCES OF REVENUE
RiverSource Life's principal sources of revenue include premium revenues, net investment income and policy and contract charges.

PREMIUM REVENUES
Premium revenues include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums on traditional life, DI and LTC insurance are net of reinsurance ceded and are recognized as revenue when due.

NET INVESTMENT INCOME
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans and policy loans, mark-to-market adjustment on trading securities and certain derivatives and pro-rata share of net income or loss of equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and commercial mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    435

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

POLICY AND CONTRACT CHARGES
Policy and contract charges include mortality and expense risk fees and certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance, net of reinsurance premiums for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

NET REALIZED INVESTMENT GAINS (LOSSES)
Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses primarily include expenses allocated to RiverSource Life from its parent, Ameriprise Financial, for RiverSource Life's share of compensation, professional and consultant fees, information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory.

INCOME TAXES
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010. RiverSource Life's provision for income taxes represents the net amount of income taxes that it expects to pay or to receive from various taxing jurisdictions in connection with its operations. RiverSource Life provides for income taxes based on amounts that it believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the consolidated financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes. Among RiverSource Life's deferred tax assets is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes.

RiverSource Life is required to establish a valuation allowance for any portion of deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, a) future taxable income exclusive of reversing temporary differences and carryforwards, b) future reversals of existing taxable temporary differences, c) taxable income in prior carryback years, and d) tax planning strategies.

3. RECENT ACCOUNTING PRONOUNCEMENTS
In January 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position ("FSP") Emerging Issues Task Force ("EITF") No. 99-20-1 "Amendments to the Impairment Guidance of EITF Issue No. 99-20" ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the impairment guidance in EITF 99-20 to be more consistent with other impairment models used for debt securities. FSP EITF 99-20-1 is effective prospectively for reporting periods ending after December 15, 2008. The adoption of FSP EITF 99-20-1 did not have a material effect on RiverSource Life's consolidated financial condition and results of operations.

In December 2008, the FASB issued FSP FAS 140-4 and FASB Interpretation No. ("FIN") 46(R)-8 "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities" ("FSP 140-4"), which is effective for the first reporting period ending after December 15, 2008. This FSP requires additional disclosure related to transfers of financial assets and variable interest entities. RiverSource Life applied the disclosure requirements of this FSP as of December 31, 2008.

In November 2008, the FASB issued EITF No. 08-6 "Equity Method Investments Accounting Considerations" ("EITF 08-6"), which is effective for the first annual reporting period beginning on or after December 15, 2008. EITF 08-6 clarifies the effects of the issuance of Statement of Financial Accounting Standards ("SFAS") No. 141 (revised 2007) "Business Combinations" ("SFAS 141(R)") and SFAS No. 160 "Noncontrolling Interests in Consolidated Financial Statements-an amendment of ARB

 436    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------


No. 51" ("SFAS 160"). See further information on the issuance of SFAS 141(R) and SFAS 160 below. RiverSource Life will apply EITF 08-6 to any transactions within scope occurring after December 31, 2008.

In November 2008, the FASB issued EITF No. 08-7 "Accounting for Defensive Intangible Assets" ("EITF 08-7"), which is effective for the first annual reporting period beginning on or after December 15, 2008. EITF 08-7 provides guidance on intangible assets acquired after the effective date of SFAS 141(R) that an entity does not intend to actively use but intends to hold to prevent others from using. RiverSource Life will apply EITF 08-7 to any transactions within scope occurring after December 31, 2008.

In October 2008, the FASB issued FSP FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP 157-3"), which was effective upon issuance, including prior periods for which financial statements have not been issued. FSP 157-3 clarifies the application of SFAS No. 157 "Fair Value Measurements" ("SFAS 157") in a market that is not active and provides an example of key considerations to determine the fair value of financial assets when the market for those assets is not active. The adoption of FSP 157-3 did not have a material effect on RiverSource Life's consolidated financial condition and results of operations.

In March 2008, the FASB issued SFAS No. 161 "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("SFAS 161"). SFAS 161 intends to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures about their impact on an entity's financial position, financial performance and cash flows. SFAS 161 requires disclosures regarding the objectives for using derivative instruments, the fair value of derivative instruments and their related gains and losses, and the accounting for derivatives and related hedged items. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008, with early adoption permitted. RiverSource Life is currently evaluating the impact of SFAS 161 on its disclosures. RiverSource Life's adoption of SFAS 161 will not impact its consolidated financial condition and results of operations.

In December 2007, the FASB issued SFAS 141(R), which establishes principles and requirements for how an acquirer recognizes and measures the identifiable assets acquired, the liabilities assumed, any noncontrolling interest in an acquiree, and goodwill acquired. SFAS 141(R) also requires an acquirer to disclose information about the financial effects of a business combination. SFAS 141(R) is effective prospectively for business combinations with an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with early adoption prohibited. RiverSource Life will apply the standard to any business combinations within the scope of SFAS 141(R) occurring after December 31, 2008.

In December 2007, the FASB issued SFAS No. 160, which establishes the accounting and reporting for ownership interest in subsidiaries not attributable, directly or indirectly, to a parent. SFAS 160 requires that noncontrolling (minority) interests be classified as equity (instead of as a liability) within the consolidated balance sheets, and net income attributable to both the parent and the noncontrolling interest be disclosed on the face of the consolidated statements of income. SFAS 160 is effective for fiscal years beginning after December 15, 2008, and interim periods within those years with early adoption prohibited. The provisions of SFAS 160 are to be applied prospectively, except for the presentation and disclosure requirements which are to be applied retrospectively to all periods presented. RiverSource Life is currently evaluating the impact of SFAS 160 on its consolidated financial condition and results of operations.

In September 2006, the FASB issued SFAS 157 which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements. Accordingly, SFAS 157 does not require any new fair value measurements. The provisions of SFAS 157 are required to be applied prospectively as of the beginning of the fiscal year in which SFAS 157 is initially applied, except for certain financial instruments as defined in SFAS 157 that require retrospective application. Any retrospective application will be recognized as a cumulative effect adjustment to the opening balance of retained earnings for the fiscal year of adoption. RiverSource Life adopted SFAS 157 effective January 1, 2008 and recorded a cumulative effect reduction to the opening balance of retained earnings of $30 million, net of DAC and DSIC amortization and income taxes. This reduction to retained earnings was related to adjusting the fair value of certain derivatives RiverSource Life uses to hedge its exposure to market risk related to certain variable annuity riders. RiverSource Life initially recorded these derivatives in accordance with EITF Issue No. 02-3 "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities" ("EITF 02-3"). SFAS 157 nullifies the guidance in EITF 02-3 and requires these derivatives to be marked to the price RiverSource Life would receive to sell the derivatives to a market participant (an exit price). The adoption of SFAS 157 also resulted in adjustments to the fair value of RiverSource Life's embedded derivative liabilities associated with certain variable annuity riders. Since there is no market for these liabilities, RiverSource Life considered the assumptions participants in a hypothetical market would make to determine an exit

                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    437

RiverSource Life Insurance Company

--------------------------------------------------------------------------------


price. As a result, RiverSource Life adjusted the valuation of these liabilities by updating certain policyholder assumptions, adding explicit margins to provide for profit, risk and expenses and adjusting the rate used to discount expected cash flows to reflect a current market estimate of RiverSource Life's risk of nonperformance specific to these liabilities. These adjustments resulted in an adoption impact of a $4 million increase in earnings, net of DAC and DSIC amortization and income taxes, at January 1, 2008. The nonperformance risk component of the adjustment is specific to the risk of RiverSource Life not fulfilling these liabilities. As RiverSource Life's estimate of this credit spread widens or tightens, the liability will decrease or increase.

In accordance with FSP FAS 157-2, "Effective Date of FASB Statement No. 157" ("FSP 157-2"), RiverSource Life deferred the adoption of SFAS 157 until January 1, 2009 for all nonfinancial assets and nonfinancial liabilities, except for those that are recognized or disclosed at fair value in the financial statements on a recurring basis. See Note 11 for additional information regarding the fair values of RiverSource Life's assets and liabilities.

In June 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life adopted FIN 48 as of January 1, 2007. The effect of adopting FIN 48 on RiverSource Life's consolidated financial condition and results of operations was not material.

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides clarifying guidance on accounting for DAC associated with an insurance or annuity contract that is significantly modified or is internally replaced with another contract. Prior to adoption, RiverSource Life accounted for many of these transactions as contract continuations and continued amortizing existing DAC against revenue for the new or modified contract. Effective January 1, 2007, RiverSource Life adopted SOP 05-1 resulting in these transactions being prospectively accounted for as contract terminations. Consistent with this, RiverSource Life now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting SOP 05-1, RiverSource Life recorded as a cumulative change in accounting principle $206 million, reducing DAC by $204 million, DSIC by $11 million and liabilities for future policy benefits by $9 million. The after-tax decrease to retained earnings for these changes was $134 million.

4. INVESTMENTS
AVAILABLE-FOR-SALE SECURITIES
The following is a summary of Available-for-Sale securities by type:

                                                       ------------------------------------------------------
                                                                          DECEMBER 31, 2008
                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DESCRIPTION OF SECURITIES (IN MILLIONS)                    COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                 $12,030        $ 86         $(1,123)      $10,993
Mortgage and other asset backed securities                  6,961          98            (454)        6,605
U.S. government and agencies obligations                      200          11              --           211
State and municipal obligations                               164           1             (20)          145
Foreign government bonds and obligations                       95          16              (4)          107
Structured investments(a)                                       2           7              --             9
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                     19,452         219          (1,601)       18,070
Common and preferred stocks                                    30          --             (14)           16
-------------------------------------------------------------------------------------------------------------
    Total                                                 $19,482        $219         $(1,615)      $18,086
-------------------------------------------------------------------------------------------------------------



(a) Includes unconsolidated collateralized debt obligations.



 438    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

                                                       ------------------------------------------------------
                                                                          DECEMBER 31, 2007
                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DESCRIPTION OF SECURITIES (IN MILLIONS)                    COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                 $12,870        $112          $(307)       $12,675
Mortgage and other asset backed securities                  7,637          33            (84)         7,586
U.S. government and agencies obligations                      249           7             (1)           255
State and municipal obligations                               165           3             (6)           162
Foreign government bonds and obligations                       97          15             --            112
Structured investments(a)                                       2          --             --              2
-------------------------------------------------------------------------------------------------------------
Total fixed maturities                                     21,020         170           (398)        20,792
Common and preferred stocks                                    30          --             (1)            29
-------------------------------------------------------------------------------------------------------------
    Total                                                 $21,050        $170          $(399)       $20,821
-------------------------------------------------------------------------------------------------------------


(a) Includes unconsolidated collateralized debt obligations.

At December 31, 2008 and 2007, fixed maturity securities comprised approximately 82% and 85%, respectively, of RiverSource Life's total investments. These securities were rated by Moody's Investors Service ("Moody's") and Standard & Poor's ("S&P"), except for approximately $1.1 billion and $1.3 billion of securities at December 31, 2008 and 2007, respectively, which were rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating was used. A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2008                         DECEMBER 31, 2007
                                        ----------------------------------------------------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN MILLIONS, EXCEPT              AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                        $ 7,038       $ 6,779          38%        $ 7,854       $ 7,815          38%
AA                                           1,071         1,017           6           2,046         2,029          10
A                                            4,132         3,883          21           3,973         3,938          19
BBB                                          5,901         5,388          30           5,586         5,514          26
Below investment grade                       1,310         1,003           5           1,561         1,496           7
--------------------------------------------------------------------------------------------------------------------------
    Total fixed maturities                 $19,452       $18,070         100%        $21,020       $20,792         100%
--------------------------------------------------------------------------------------------------------------------------


At December 31, 2008 and 2007, approximately 44% and 45%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

                                        ----------------------------------------------------------------------------------
                                                                         DECEMBER 31, 2008
(IN MILLIONS)                               LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                            FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES                   VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                  $5,086         $(372)       $3,309        $  (751)      $ 8,395       $(1,123)
Mortgage and other asset backed
securities                                    879          (139)        1,457           (315)        2,336          (454)
U.S. government and agencies
obligations                                    --            --            11             --            11            --
State and municipal obligations                17            (1)           78            (19)           95           (20)
Foreign government bonds and
obligations                                    20            (4)           --             --            20            (4)
Common and preferred stock                     --            --            16            (14)           16           (14)
--------------------------------------------------------------------------------------------------------------------------
    Total                                  $6,002         $(516)       $4,871        $(1,099)      $10,873       $(1,615)
--------------------------------------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    439

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

                                        ----------------------------------------------------------------------------------
                                                                         DECEMBER 31, 2007
(IN MILLIONS)                               LESS THAN 12 MONTHS          12 MONTHS OR MORE                 TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                            FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES                   VALUE        LOSSES         VALUE        LOSSES         VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                  $1,477         $(45)        $ 7,083        $(262)       $ 8,560        $(307)
Mortgage and other asset backed
securities                                    888          (15)          4,219          (69)         5,107          (84)
U.S. government and agencies
obligations                                    --           --             154           (1)           154           (1)
State and municipal obligations                47           (4)             63           (2)           110           (6)
Foreign government bonds and
obligations                                    --           --               2           --              2           --
Common and preferred stock                     29           (1)             --           --             29           (1)
--------------------------------------------------------------------------------------------------------------------------
    Total                                  $2,441         $(65)        $11,521        $(334)       $13,962        $(399)
--------------------------------------------------------------------------------------------------------------------------


In evaluating potential other-than-temporary impairments, RiverSource Life considers the extent to which amortized costs exceeds fair value and the duration of that difference. The following table summarizes the unrealized losses by ratio of fair value to amortized cost:

                                                                DECEMBER 31, 2008
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
                                                        GROSS                                     GROSS
RATIO OF FAIR VALUE       NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
TO AMORTIZED COST        SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
95% -- 100%                  191         $3,181         $ (75)          69         $1,068        $   (23)        260
90% -- 95%                    98          1,667          (129)          48          1,001            (86)        146
80% -- 90%                    62            747          (119)          82          1,465           (271)        144
Less than 80%                 47            407          (193)         150          1,337           (719)        197
------------------------------------------------------------------------------------------------------------------------
    Total                    398         $6,002         $(516)         349         $4,871        $(1,099)        747
------------------------------------------------------------------------------------------------------------------------
                             DECEMBER 31, 2008
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
                                          GROSS
RATIO OF FAIR VALUE         FAIR       UNREALIZED
TO AMORTIZED COST           VALUE        LOSSES
--------------------------------------------------
95% -- 100%                $ 4,249       $   (98)
90% -- 95%                   2,668          (215)
80% -- 90%                   2,212          (390)
Less than 80%                1,744          (912)
--------------------------------------------------
    Total                  $10,873       $(1,615)
--------------------------------------------------



                                                                DECEMBER 31, 2007
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
                                                        GROSS                                     GROSS
RATIO OF FAIR VALUE       NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
TO AMORTIZED COST        SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
95% -- 100%                  164         $2,015         $(25)          486         $10,169        $(180)         650
90% -- 95%                    31            305          (22)           48             811          (57)          79
80% -- 90%                     4            121          (18)           32             461          (66)          36
Less than 80%                  1             --           --            10              80          (31)          11
------------------------------------------------------------------------------------------------------------------------
    Total                    200         $2,441         $(65)          576         $11,521        $(334)         776
------------------------------------------------------------------------------------------------------------------------
                             DECEMBER 31, 2007
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
                                          GROSS
RATIO OF FAIR VALUE         FAIR       UNREALIZED
TO AMORTIZED COST           VALUE        LOSSES
--------------------------------------------------
95% -- 100%                $12,184        $(205)
90% -- 95%                   1,116          (79)
80% -- 90%                     582          (84)
Less than 80%                   80          (31)
--------------------------------------------------
    Total                  $13,962        $(399)
--------------------------------------------------


As part of RiverSource Life's ongoing monitoring process, management determined that a majority of the increase in gross unrealized losses on its Available-for-Sale securities in 2008 was attributable primarily to widening of credit spreads across sectors. A majority of the unrealized losses for the year ended December 31, 2008 related to corporate debt securities and mortgage backed and asset backed securities. From an overall perspective, the gross unrealized losses were not concentrated in any individual industries or with any individual securities. The securities with a fair value to amortized cost ratio of 80%-90% primarily related to the banking, communications, energy, and utility industries. The total gross unrealized loss related to the banking industry was $91 million. The securities with a fair value to amortized cost ratio of less than 80% primarily relate to the consumer cyclical, communications, real estate investment trusts, and consumer non-cyclical industries. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage backed securities, was $34 million. The securities related to this issuer have a fair value to amortized cost ratio of 65% and have been in an unrealized loss position for more than 12 months. RiverSource Life believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value. In addition, RiverSource Life has the ability and intent to hold these securities until anticipated recovery which may not be until maturity.

RiverSource Life regularly reviews Available-for-Sale securities for impairments in value considered to be other-than-temporary. See Note 2 for additional information regarding RiverSource Life's evaluation of potential other-than-temporary impairments.

RiverSource Life's total mortgage and asset backed exposure at December 31, 2008 was $6.6 billion which included $3.5 billion of residential mortgage backed securities and $2.4 billion of commercial mortgage backed securities. At December 31, 2008, residential mortgage backed securities included $3.0 billion of agency-backed securities, $0.3 billion of Alt-A securities, and $0.2 billion of prime, non-agency securities. With respect to the Alt-A securities, the vast majority are

 440    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------


rated AAA. None of the structures are levered, and the majority of the AAA-rated holdings are "super senior" bonds, meaning they have more collateral support or credit enhancement than required to receive a AAA rating. The prime, non-agency securities are a seasoned portfolio, almost entirely 2005 and earlier production, with the vast majority AAA-rated. With regard to asset backed securities, RiverSource Life's exposure at December 31, 2008 was $0.7 billion, which included $0.1 billion of securities backed by subprime collateral. These securities are predominantly AAA-rated bonds backed by seasoned, traditional, first lien collateral. Holdings include both floating rate and short-duration, fixed securities. RiverSource Life has no other structured or hedge fund investments with exposure to subprime residential mortgages.

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period (holding gains (losses)); (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized gains (losses)) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the components of the net unrealized securities gains (losses), net of tax, included in accumulated other comprehensive loss:

(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Net unrealized securities losses at January 1                      $(116)        $(168)        $ (91)
Holding (losses) gains, net of tax of $405, $38 and $63,
respectively                                                        (754)           70          (116)
Reclassification of realized gains, net of tax of $3, $16 and
$17, respectively                                                     (5)          (28)          (33)
DAC, net of tax of $80, $5 and $15, respectively                     148            (7)           29
DSIC, net of tax of $11, nil and $2, respectively                     21            (1)            3
Fixed annuity liabilities, net of tax of $15, $11 and $22,
respectively                                                          28            18            40
-------------------------------------------------------------------------------------------------------
    Net unrealized securities losses at December 31                $(678)        $(116)        $(168)
-------------------------------------------------------------------------------------------------------


Available-for-Sale securities by maturity at December 31, 2008 were as follows:

                                                                         AMORTIZED       FAIR
(IN MILLIONS)                                                              COST          VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                       $   830       $   824
Due after one year through five years                                       7,229         6,718
Due after five years through 10 years                                       3,112         2,707
Due after 10 years                                                          1,318         1,207
-------------------------------------------------------------------------------------------------
                                                                           12,489        11,456
Mortgage and other asset backed securities                                  6,961         6,605
Structured investments                                                          2             9
Common and preferred stocks                                                    30            16
-------------------------------------------------------------------------------------------------
    Total                                                                 $19,482       $18,086
-------------------------------------------------------------------------------------------------


The expected payments on mortgage and other asset backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as common and preferred stocks, were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale:

                                                               ----------------------------------------
                                                                       YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Sales                                                             $   246       $3,020        $ 1,895
Maturities, sinking fund payments and calls                         2,510        1,908          2,014
Purchases                                                          (1,684)        (677)        (1,416)


Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, were as follows:

                                                               ----------------------------------------
                                                                       YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Gross realized investment gains                                    $  13         $ 64          $ 61
Gross realized investment losses                                      (6)         (20)          (10)
Other-than-temporary impairments                                    (440)          (4)           --




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    441

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The $440 million of other-than-temporary impairments in 2008 primarily related to credit-related losses on non-agency residential mortgage backed securities, corporate debt securities primarily in the financial services industry and asset backed and other securities. The $4 million of other-than-temporary impairments in 2007 related to corporate debt securities in the publishing and home building industries which were downgraded in 2007.

At December 31, 2008 and 2007, bonds carried at $6 million and $7 million, respectively, were on deposit with various states as required by law.

COMMERCIAL MORTGAGE LOANS, NET

The following is a summary of commercial mortgage loans:

                                                                       --------------------------
                                                                              DECEMBER 31,
(IN MILLIONS)                                                              2008          2007
-------------------------------------------------------------------------------------------------
Commercial mortgage loans                                                 $2,754        $2,908
Less: allowance for loan losses                                              (17)          (16)
-------------------------------------------------------------------------------------------------
Commercial mortgage loans, net                                            $2,737        $2,892
-------------------------------------------------------------------------------------------------


Commercial mortgage loans are first mortgages on real estate. RiverSource Life holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan.

The balances of and changes in the allowance for loan losses were as follows:

                                                               ----------------------------------------
                                                                       YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Balance at January 1                                                $16          $ 37           $41
Provision for loan losses                                             1           (21)           --
Foreclosures, write-offs and loan sales                              --            --            (4)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                              $17          $ 16           $37
-------------------------------------------------------------------------------------------------------


Concentrations of credit risk of commercial mortgage loans by region were as follows:

                                                       ------------------------------------------------------
                                                                            DECEMBER 31,
(IN MILLIONS)                                                     2008                        2007
-------------------------------------------------------------------------------------------------------------
                                                        ON-BALANCE      FUNDING     ON-BALANCE      FUNDING
                                                           SHEET      COMMITMENTS      SHEET      COMMITMENTS
-------------------------------------------------------------------------------------------------------------
Commercial mortgage loans by U.S. region
Atlantic                                                  $  880          $ 3         $  922         $ 22
North Central                                                629           10            687           33
Pacific                                                      463           20            461           21
Mountain                                                     319           10            343            9
South Central                                                287           --            298            8
New England                                                  176           --            197            8
-------------------------------------------------------------------------------------------------------------
                                                           2,754           43          2,908          101
Less: allowance for loan losses                              (17)          --            (16)          --
-------------------------------------------------------------------------------------------------------------
    Total                                                 $2,737          $43         $2,892         $101
-------------------------------------------------------------------------------------------------------------




 442    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

                                                       ------------------------------------------------------
                                                                            DECEMBER 31,
(IN MILLIONS)                                                     2008                        2007
-------------------------------------------------------------------------------------------------------------
                                                        ON-BALANCE      FUNDING     ON-BALANCE      FUNDING
                                                           SHEET      COMMITMENTS      SHEET      COMMITMENTS
-------------------------------------------------------------------------------------------------------------
Commercial mortgage loans by property type
Office buildings                                          $  777          $18         $  874         $ 12
Shopping centers and retail                                  869           23            860           66
Apartments                                                   383           --            419            8
Industrial buildings                                         485            2            510            9
Hotels and motels                                             76           --             78           --
Medical buildings                                             32           --             42           --
Mixed use                                                     50           --             52            1
Other                                                         82           --             73            5
-------------------------------------------------------------------------------------------------------------
                                                           2,754           43          2,908          101
Less: allowance for loan losses                              (17)          --            (16)          --
-------------------------------------------------------------------------------------------------------------
    Total                                                 $2,737          $43         $2,892         $101
-------------------------------------------------------------------------------------------------------------


Commitments to fund commercial mortgages were made in the ordinary course of business. The funding commitments at December 31, 2008 and 2007 approximate fair value.

BELOW INVESTMENT GRADE SYNDICATED BANK LOANS, NET
The following is a summary of below investment grade syndicated bank loans:

                                                                       --------------------------
                                                                              DECEMBER 31,
(IN MILLIONS)                                                              2008          2007
-------------------------------------------------------------------------------------------------
Below investment grade syndicated bank loans                               $260           $62
Less: allowance for loan losses                                             (12)           (4)
-------------------------------------------------------------------------------------------------
Net below investment grade syndicated bank loans                           $248           $58
-------------------------------------------------------------------------------------------------


Below investment grade syndicated bank loans, which are included as a component of other investments, represent loans in which a group of lenders provide funds to borrowers. There is usually one originating lender which retains a small percentage and syndicates the remainder.

TRADING SECURITIES
Net recognized gains related to trading securities were $10 million at December 31, 2008 and net recognized losses were $24 million and $36 million for the years ended December 31, 2007 and 2006, respectively.

SOURCES OF INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES) Net investment income is summarized as follows:

                                                               ----------------------------------------
                                                                       YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                        $1,043        $1,187        $1,409
Income on commercial mortgage loans                                  173           173           181
Trading securities and other investments                              55            82            51
-------------------------------------------------------------------------------------------------------
                                                                   1,271         1,442         1,641
Less: Investment expenses                                             19            18            19
-------------------------------------------------------------------------------------------------------
    Total                                                         $1,252        $1,424        $1,622
-------------------------------------------------------------------------------------------------------


Net realized investment gains (losses) are summarized as follows:

                                                               ----------------------------------------
                                                                       YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                   $(433)         $40           $50
Commercial mortgage loans                                             (1)          --             1
Trading securities and other investments                              (8)          --            --
Reduction in the allowance for loan losses                            --           21            --
-------------------------------------------------------------------------------------------------------
    Total                                                          $(442)         $61           $51
-------------------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    443

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

5. VARIABLE INTEREST ENTITIES
RiverSource Tax Adv. Inv., a subsidiary of RiverSource Life Insurance Company, has variable interests in affordable housing partnerships for which it is not the primary beneficiary and, therefore, does not consolidate.

RiverSource Tax Adv. Inv.'s maximum exposure to loss as a result of its investment in the affordable housing partnerships is limited to the carrying values. RiverSource Tax Adv. Inv. has no obligation to provide further financial or other support to the affordable housing partnerships nor has RiverSource Tax Adv. Inv. provided any additional support to the affordable housing partnerships. RiverSource Life had no liabilities recorded as of December 31, 2008 and 2007 related to the affordable housing partnerships.

RiverSource Tax Adv. Inv. is a limited partner in affordable housing partnerships which qualify for government sponsored low income housing tax credit programs. In most cases, RiverSource Tax Adv. Inv. has less than 50% interest in the partnerships sharing in benefits and risks with other limited partners in proportion to RiverSource Tax Adv. Inv.'s ownership interest. In the limited cases in which RiverSource Tax Adv. Inv. has a greater than 50% interest in affordable housing partnerships, it was determined that the relationship with the general partner is an agent relationship and the general partner was most closely related to the partnership as it is the key decision maker and controls the operations. The carrying values are reflected in trading securities and other investments and were $54 million and $88 million as of December 31, 2008 and 2007, respectively.

6. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS
During the third quarter of 2008, RiverSource Life completed the annual detailed review of valuation assumptions. In addition, during the third quarter of 2008, RiverSource Life converted to a new industry standard valuation system that provides enhanced modeling capabilities.

The total pretax impacts on RiverSource Life's assets and liabilities attributable to the review of valuation assumptions and the valuation system conversion during the third quarter of 2008 and the review of the valuation assumptions during the third quarter of 2007 and 2006 were as follows:

                                                                                                 FUTURE
BALANCE SHEET IMPACT                   REINSURANCE                                  OTHER        POLICY         OTHER
DEBIT (CREDIT) (IN MILLIONS)          RECOVERABLES       DAC          DSIC         ASSETS       BENEFITS     LIABILITIES
------------------------------------------------------------------------------------------------------------------------
2008 period                                $92          $(82)          $(6)          $ 1          $ 96           $ 5
2007 period                                 (2)          (16)            3            --           (15)           --
2006 period                                 (1)           38            --            --           (12)           --
BALANCE SHEET IMPACT
DEBIT (CREDIT) (IN MILLIONS)              TOTAL
--------------------------------------------------
2008 period                               $106
2007 period                                (30)
2006 period                                 25


The total pretax impacts on RiverSource Life's revenues and expenses attributable to the review of the valuation assumptions and the valuation system conversion for the year ended December 31, 2008 and the review of the valuation assumptions for the years ended December 31, 2007 and 2006 were as follows:

                                                                           BENEFITS,                     OTHER
                                                                            CLAIMS,                    INSURANCE
                                                            POLICY AND    LOSSES AND                      AND
PRETAX                                                       CONTRACT     SETTLEMENT   AMORTIZATION    OPERATING
BENEFIT (CHARGE) (IN MILLIONS)                 PREMIUMS       CHARGES      EXPENSES       OF DAC       EXPENSES        TOTAL
-------------------------------------------------------------------------------------------------------------------------------
2008 period                                       $ 2           $95          $ 90          $(82)          $ 1          $106
2007 period                                        --            (2)          (12)          (16)           --           (30)
2006 period                                        --            (1)          (12)           38            --            25


The balances of and changes in DAC were as follows:

(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $4,429        $4,411        $4,036
Cumulative effect of accounting change                                36          (204)           --
Capitalization of acquisition costs                                  592           704           687
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                              (779)         (454)         (394)
Amortization, impact of valuation assumptions review and
valuation system conversion                                          (82)          (16)           38
Impact of change in net unrealized securities losses (gains)         228           (12)           44
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $4,424        $4,429        $4,411
-------------------------------------------------------------------------------------------------------




 444    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The balances of and changes in DSIC were as follows:

(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Balance at January 1                                               $ 511         $452          $370
Cumulative effect of accounting change                                 9          (11)           --
Capitalization of sales inducements                                   87          124           126
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                              (115)         (56)          (48)
Amortization, impact of valuation assumptions review and
valuation system conversion                                           (6)           3            --
Impact of change in net unrealized securities losses (gains)          32           (1)            4
-------------------------------------------------------------------------------------------------------
Balance at December 31                                             $ 518         $511          $452
-------------------------------------------------------------------------------------------------------


Effective January 1, 2008, RiverSource Life adopted SFAS 157 and recorded as a cumulative change in accounting principle a pretax increase of $36 million and $9 million to DAC and DSIC, respectively. See Note 3 and Note 11 for additional information regarding SFAS 157.

Effective January 1, 2007, RiverSource Life adopted SOP 05-1 and recorded as a cumulative change in accounting principle a pretax reduction of $204 million and $11 million to DAC and DSIC, respectively.

7. REINSURANCE
Generally, RiverSource Life reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. As a result, RiverSource Life typically retains and is at risk for, at most, 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. RiverSource Life began reinsuring risks at this level beginning in 2001 for term life insurance and 2002 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by RiverSource Life is $1.5 million (increased from $750,000 during 2008) on any policy insuring a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, RiverSource Life (and RiverSource Life of NY for 1996 and later issues) retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to a subsidiary of Genworth Financial, Inc. ("Genworth").

Generally, RiverSource Life retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in October 2007 in most states and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. RiverSource Life retains all risk for new claims on DI contracts sold on other policy forms. RiverSource Life also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

In addition, RiverSource Life assumes life insurance and fixed annuity risk under reinsurance arrangements with unaffiliated insurance companies.

At December 31, 2008, 2007 and 2006, traditional life and universal life insurance in force aggregated $192.3 billion, $187.3 billion and $174.1 billion, respectively, of which $127.6 billion, $117.4 billion and $102.4 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life also reinsures a portion of the risks assumed under its DI and LTC policies.

The effect of reinsurance on premiums was as follows:

                                                               ----------------------------------------
                                                                       YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Direct premiums                                                    $ 631         $ 621         $ 645
Reinsurance assumed                                                    2             2             3
Reinsurance ceded                                                   (152)         (138)         (115)
-------------------------------------------------------------------------------------------------------
Net premiums                                                       $ 481         $ 485         $ 533
-------------------------------------------------------------------------------------------------------


Policy and contract charges are presented on the Consolidated Statements of Income net of $61 million, $57 million and $55 million of reinsurance ceded for the years ended December 31, 2008, 2007 and 2006, respectively.

Reinsurance recovered from reinsurers was $142 million, $126 million and $115 million for the years ended December 31, 2008, 2007 and 2006, respectively. Reinsurance contracts do not relieve RiverSource Life from its primary obligation to policyholders.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    445

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Included in reinsurance recoverables is approximately $1.2 billion and $1.0 billion related to LTC risk ceded to Genworth as of December 31, 2008 and 2007, respectively. Included in future policy benefits is $689 million and $730 million related to assumed reinsurance arrangements as of December 31, 2008 and 2007, respectively.

8. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES
Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                       --------------------------
                                                                              DECEMBER 31,
(IN MILLIONS)                                                              2008          2007
-------------------------------------------------------------------------------------------------
Fixed annuities                                                           $14,058       $14,382
Equity indexed annuities accumulated host values                              228           253
Equity indexed annuities embedded derivatives                                  16            53
Variable annuities fixed sub-accounts                                       5,623         5,419
Variable annuity GMWB                                                       1,471           136
Variable annuity GMAB                                                         367            33
Other variable annuity guarantees                                              67            27
-------------------------------------------------------------------------------------------------
    Total annuities                                                        21,830        20,303
Variable universal life ("VUL")/universal life ("UL") insurance             2,526         2,568
Other life, DI and LTC insurance                                            4,397         4,106
-------------------------------------------------------------------------------------------------
    Total future policy benefits                                           28,753        26,977
Policy claims and other policyholders' funds                                  172            91
-------------------------------------------------------------------------------------------------
    Total future policy benefits and policy claims and other
          policyholders' funds                                            $28,925       $27,068
-------------------------------------------------------------------------------------------------


Separate account liabilities consisted of the following:

                                                                       --------------------------
                                                                              DECEMBER 31,
(IN MILLIONS)                                                              2008          2007
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                    $37,657       $51,764
VUL insurance variable sub-accounts                                         4,091         6,244
Other insurance variable sub-accounts                                          39            62
-------------------------------------------------------------------------------------------------
    Total separate account liabilities                                    $41,787       $58,070
-------------------------------------------------------------------------------------------------


Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life generally invests the proceeds from the annuity payments in fixed rate securities. The interest rate risks under these obligations were partially hedged with derivative instruments designated as a cash flow hedge of the interest credited on forecasted sales. As of January 1, 2007 the hedge designation was removed. See Note 15 for additional information regarding RiverSource Life's derivative instruments.

Equity Indexed Annuities
The Index 500 Annuity, RiverSource Life's equity indexed annuity product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the S&P 500 Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. RiverSource Life generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. See Note 15 for additional information regarding RiverSource Life's derivative instruments.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. RiverSource Life previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding RiverSource Life's variable annuity guarantees. RiverSource Life does not currently hedge its risk under the GMDB, GGU and GMIB provisions. The total value of variable annuity contracts with GMWB riders decreased from $13.1 billion at December 31, 2007 to $12.7 billion at December 31, 2008. The total value of variable annuity contracts with GMAB riders decreased from $2.3 billion at December 31, 2007 to $2.0 billion at December 31, 2008. See Note 15 for additional information regarding derivative instruments used to hedge GMWB and GMAB risk.


 446    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by RiverSource Life. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. RiverSource Life also offers term and whole life insurance as well as disability products. RiverSource Life no longer offers LTC products but has in-force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

9. VARIABLE ANNUITY AND INSURANCE GUARANTEES
The majority of the variable annuity contracts offered by RiverSource Life contain GMDB provisions. RiverSource Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as GGU benefits. In addition, RiverSource Life offers contracts with GMWB and GMAB provisions. RiverSource Life previously offered contracts containing GMIB provisions. See
Note 2 and Note 8 for additional information regarding the liabilities related to variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. RiverSource Life has three primary GMDB provisions:

- RETURN OF PREMIUM -- provides purchase payments minus adjusted partial surrenders.

- RESET -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered.

- RATCHET -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on equity market performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance. The GMWB offered initially guarantees that the contractholder can withdraw 7% per year until the amount withdrawn is equal to the guaranteed amount, regardless of the performance of the underlying funds. In 2006, RiverSource Life began offering an enhanced withdrawal benefit that gives contractholders a choice to withdraw 6% per year for the life of the contractholder ("GMWB for life") or 7% per year until the amount withdrawn is equal to the guaranteed amount. In 2007, RiverSource Life added a new GMWB benefit design that is available in a joint version that promises 6% withdrawals while either contractholder remains alive. In addition, once withdrawals begin, the contractholder's funds are moved to one of the three less aggressive asset allocation models (of the five that are available prior to withdrawal).

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain universal life contracts offered by RiverSource Life provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    447

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The following table provides summary information related to all variable annuity guarantees for which RiverSource Life has established additional liabilities:

                                                        DECEMBER 31, 2008                            DECEMBER 31, 2007
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                                                    CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN                      WEIGHTED         TOTAL        VALUE IN
BENEFIT TYPE(1)                       CONTRACT       SEPARATE      NET AMOUNT       AVERAGE       CONTRACT       SEPARATE
(IN MILLIONS, EXCEPT AGE)               VALUE        ACCOUNTS      AT RISK(2)    ATTAINED AGE       VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of Premium                    $22,249        $20,153        $ 4,873          61           $25,804        $23,892
  Six-Year Reset                        12,719         10,063          2,802          61            20,231         17,617
  One-Year Ratchet                       5,770          5,061          2,163          62             7,908          7,143
  Five-Year Ratchet                        951            888            199          59             1,211          1,163
  Other                                    471            429            192          66               693            639
---------------------------------------------------------------------------------------------------------------------------
       Total -- GMDB                   $42,160        $36,594        $10,229          61           $55,847        $50,454
---------------------------------------------------------------------------------------------------------------------------
GGU DEATH BENEFIT                      $   699        $   619        $    65          63           $   950        $   873
---------------------------------------------------------------------------------------------------------------------------
GMIB                                   $   567        $   511        $   245          63           $   927        $   859
---------------------------------------------------------------------------------------------------------------------------
GMWB:
  GMWB                                 $ 3,513        $ 3,409        $ 1,312          63           $ 5,104        $ 4,980
  GMWB for life                          9,194          8,764          2,704          63             7,958          7,685
---------------------------------------------------------------------------------------------------------------------------
       Total -- GMWB                   $12,707        $12,173        $ 4,016          63           $13,062        $12,665
---------------------------------------------------------------------------------------------------------------------------
GMAB                                   $ 2,006        $ 1,937        $   608          56           $ 2,260        $ 2,205
---------------------------------------------------------------------------------------------------------------------------
                                         DECEMBER 31, 2007
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE(1)                        AMOUNT        ATTAINED
(IN MILLIONS, EXCEPT AGE)            AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of Premium                     $ 26            60
  Six-Year Reset                         167            60
  One-Year Ratchet                        81            61
  Five-Year Ratchet                        1            58
  Other                                   12            65
---------------------------------------------------------------
       Total -- GMDB                    $287            60
---------------------------------------------------------------
GGU DEATH BENEFIT                       $ 80            62
---------------------------------------------------------------
GMIB                                    $ 18            62
---------------------------------------------------------------
GMWB:
  GMWB                                  $ 22            62
  GMWB for life                           33            62
---------------------------------------------------------------
       Total -- GMWB                    $ 55            62
---------------------------------------------------------------
GMAB                                    $  3            55
---------------------------------------------------------------


(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit always equals account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract. As a result of the recent market decline, the amount by which guarantees exceed the accumulation value has increased significantly.

Changes in additional liabilities (assets) were as follows:

(IN MILLIONS)                                    GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Liability (asset) balance at January 1, 2007        $ 26           $ 5         $  (12)        $ (5)          $ 1
Incurred claims                                        1            --            148           38             4
Paid claims                                           (3)           (2)            --           --            (1)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2007                24             3            136           33             4
Incurred claims                                       58            10          1,335          334             6
Paid claims                                          (27)           (1)            --           --            (3)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2008              $ 55           $12         $1,471         $367           $ 7
--------------------------------------------------------------------------------------------------------------------


The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                       --------------------------
                                                                              DECEMBER 31,
(IN MILLIONS)                                                              2008          2007
-------------------------------------------------------------------------------------------------
Mutual funds:
    Equity                                                                $21,899       $34,540
    Bond                                                                   12,135        12,549
    Other                                                                   3,463         4,478
-------------------------------------------------------------------------------------------------
Total mutual funds                                                        $37,497       $51,567
-------------------------------------------------------------------------------------------------


No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

10. LINES OF CREDIT
In September 2008, RiverSource Life, as the lender, entered into a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life's statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR plus 28 basis points. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2008.

RiverSource Life had a collateral loan agreement with Ameriprise Financial aggregating up to $75 million which expired on October 31, 2008.


 448    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

RiverSource Life has available a committed line of credit with Ameriprise Financial aggregating $200 million. The interest rate for any borrowings is established by reference to LIBOR plus 28 basis points. There were no amounts outstanding on this line of credit at December 31, 2008 and 2007.

11. FAIR VALUES OF ASSETS AND LIABILITIES
Effective January 1, 2008, RiverSource Life adopted SFAS 157, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

VALUATION HIERARCHY
Under SFAS 157, RiverSource Life categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by RiverSource Life's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
RiverSource Life uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. RiverSource Life's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. RiverSource Life's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, RiverSource Life maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

ASSETS
CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their net asset value ("NAV") and classified as Level 1. RiverSource Life's remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

AVAILABLE-FOR-SALE SECURITIES
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from nationally-recognized pricing services, broker quotes, or other model-based valuation techniques such as the present value of cash flows. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate and municipal bonds, agency mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. and foreign government and agency securities. Level 3 securities include corporate bonds, non-agency residential mortgage backed securities and asset backed securities.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    449

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Through RiverSource Life's own experience transacting in the marketplace and through discussions with its pricing vendors, RiverSource Life believes that the market for non-agency residential mortgage backed securities is inactive. Indicators of inactive markets include: pricing services' reliance on brokers or discounted cash flow analyses to provide prices, an increase in the disparity between prices provided by different pricing services for the same security, unreasonably large bid-offer spreads and a significant decrease in the volume of trades relative to historical levels. In certain cases, this market inactivity has resulted in RiverSource Life applying valuation techniques that rely more on an income approach (discounted cash flows using market rates) than on a market approach (prices from pricing services). RiverSource Life considers market observable yields for other asset classes it considers to be of similar risk which includes nonperformance and liquidity for individual securities to set the discount rate for applying the income approach to certain non-agency residential mortgage backed securities.

At the beginning of the fourth quarter of 2008, $219 million of prime non-agency residential mortgage backed securities were transferred from Level 2 to Level 3 of the fair value hierarchy because management believes the market for these prime quality assets is now inactive. The loss recognized on these assets during the fourth quarter of 2008 was $47 million of which $13 million was included in net investment income and $34 million was included in other comprehensive loss.

SEPARATE ACCOUNT ASSETS
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

DERIVATIVES
The fair value of derivatives that are traded in certain over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include interest rate swaps and options. Derivatives that are valued using pricing models that have significant unobservable inputs are classified as Level 3 measurements. Structured derivatives that are used by RiverSource Life to hedge its exposure to market risk related to certain variable annuity riders are classified as Level 3.

LIABILITIES
EMBEDDED DERIVATIVES
VARIABLE ANNUITY RIDERS -- GUARANTEED MINIMUM ACCUMULATION BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
RiverSource Life values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk, and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to policyholder behavior assumptions and margins for risk, profit and expenses that RiverSource Life believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of RiverSource Life's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

EQUITY INDEXED ANNUITIES
RiverSource Life uses various Black-Scholes calculations to determine the fair value of the embedded derivative liability associated with the provisions of its equity indexed annuities. The inputs to these calculations are primarily market observable. As a result, these measurements are classified as Level 2. The embedded derivative liability attributable to the provisions of RiverSource Life's equity indexed annuities is recorded in future policy benefits.


 450    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The following table presents the balances of assets and liabilities measured at fair value on a recurring basis:

                                                       ------------------------------------------------------
                                                                          DECEMBER 31, 2008
(IN MILLIONS)                                             LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale:
     Fixed maturities                                      $ 21         $16,336       $1,713        $18,070
     Common and preferred stocks                             --              16           --             16
  Trading securities                                         70              77           --            147
  Cash equivalents                                          432           2,861           --          3,293
  Other assets                                               --           2,238          200          2,438
  Separate account assets                                    --          41,787           --         41,787
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                 $523         $63,315       $1,913        $65,751
-------------------------------------------------------------------------------------------------------------

Liabilities
  Future policy benefits                                   $ --         $    16       $1,832        $ 1,848
  Other liabilities                                          --             645           --            645
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                            $ --         $   661       $1,832        $ 2,493
-------------------------------------------------------------------------------------------------------------


The following table provides a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2008:

                                                        AVAILABLE-
                                                         FOR-SALE
                                                        SECURITIES:                   FUTURE
                                                           FIXED         OTHER        POLICY         OTHER
(IN MILLIONS)                                           MATURITIES      ASSETS       BENEFITS     LIABILITIES
-------------------------------------------------------------------------------------------------------------
Balance, January 1                                        $1,810         $ 280        $  (158)        $--
  Total gains (losses) included in:
     Net income (loss)                                      (169)(1)       149(2)      (1,611)(2)      (9)(2)
     Other comprehensive loss                               (304)           --             --          --
  Purchases, sales, issuances and settlements, net           157          (229)           (63)          9
  Transfers into Level 3                                     219(3)         --             --          --
-------------------------------------------------------------------------------------------------------------
Balance, December 31                                      $1,713         $ 200        $(1,832)        $--
-------------------------------------------------------------------------------------------------------------
Change in unrealized gains (losses) included in net
income relating to assets and liabilities held at
December 31                                               $ (172)(4)     $ 126(2)     $(1,608)(2)     $--
-------------------------------------------------------------------------------------------------------------


(1) Represents a $176 million loss included in net realized investment gains (losses) and a $7 million gain included in net investment income in the Consolidated Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

(3) Represents prime non-agency residential mortgage backed securities previously classified as Level 2 for which management believes the market for these prime quality assets is now inactive.

(4) Represents a $175 million loss included in net realized investment gains (losses) and a $3 million gain included in net investment income in the Consolidated Statements of Income.

During the reporting period, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following table provides the carrying value and the estimated fair value of financial instruments that are not reported at fair value as of December 31, 2008 and 2007. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

                                                       ------------------------------------------------------
                                                                            DECEMBER 31,
                                                                  2008                        2007
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN MILLIONS)                                              VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                          $ 2,737       $ 2,506       $ 2,892       $ 2,868
  Policy loans                                                722           779           697           697
  Other investments                                           248           202            58            59

FINANCIAL LIABILITIES
  Future policy benefits                                   13,116        12,418        18,622        18,077
  Separate account liabilities                                386           386           748           748




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    451

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

COMMERCIAL MORTGAGE LOANS, NET
The fair value of commercial mortgage loans, except those with significant credit deterioration is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for RiverSource Life's estimate of the amount recoverable on the loan.

POLICY LOANS
The fair value of policy loans has been determined using discounted cash flows.

FUTURE POLICY BENEFITS
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and RiverSource Life's non-performance risk specific to these liabilities. The fair value of fixed annuities, in payout status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for expense margin and RiverSource Life's non-performance risk specific to these liabilities. Variable annuity fixed sub-accounts classified as investment contracts and equity indexed annuities fair value is determined by discounting cash flows adjusted for policyholder behavior and RiverSource Life's non-performance risk specific to these liabilities.

SEPARATE ACCOUNT LIABILITIES
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and RiverSource Life. A non-performance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize non-performance risk.

12. RELATED PARTY TRANSACTIONS
RiverSource Investments, LLC is the investment manager for the proprietary mutual funds used as investment options by RiverSource Life's variable annuity contractholders and variable life insurance policyholders. RiverSource Life provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2008, 2007 and 2006, RiverSource Life received $101 million, $97 million and $76 million, respectively, from RiverSource Investments, LLC for administrative services provided by RiverSource Life.

RiverSource Life participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). RiverSource Life's share of the total net periodic pension cost was approximately $1 million for each of the years ended December 31, 2008, 2007 and 2006.

RiverSource Life participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $3 million in 2008, $3 million in 2007 and $2 million in 2006.

RiverSource Life also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations were nil in 2008 and $3 million in both 2007 and 2006.

RiverSource Life participates in the defined benefit health care plans of Ameriprise Financial that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2008, 2007 and 2006 were $1 million, $2 million and $1 million, respectively.

Charges by Ameriprise Financial and affiliated companies to RiverSource Life for use of joint facilities, technology support, marketing services and other services aggregated $673 million, $909 million and $755 million for 2008, 2007 and 2006, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life may not be reflective of expenses that would have been incurred by RiverSource Life on a stand-alone basis.


 452    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Dividends paid and received were as follows:

                                                               ----------------------------------------
                                                                       YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Cash dividends paid to Ameriprise Financial                        $775          $900          $300
Cash dividends paid to RiverSource Life Insurance Company
from RiverSource Life of NY                                          77            83            25
Non-cash dividend paid to Ameriprise Financial from
RiverSource Tax Adv. Inv.                                           118            --            --


Notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 13 for additional information.

During 2008, RiverSource Life received a non-cash capital contribution of $83 million comprised of below investment grade syndicated bank loans from Ameriprise Financial.

In addition, RiverSource Life Insurance Company received a $239 million contribution from Ameriprise Financial, consisting of all the issued and outstanding shares of RiverSource Tax Adv. Inv.

There were no amounts included in other liabilities at December 31, 2008 and 2007 payable to Ameriprise Financial for federal income taxes.

13. STATUTORY CAPITAL AND SURPLUS
State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company's primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company's statutory unassigned surplus aggregated $173 million and $788 million as of December 31, 2008 and 2007, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year's statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as "extraordinary dividends." Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval.

Statutory net gain from operations and net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
                                                                (unaudited)
Statutory net gain (loss) from operations(1)                      $(1,184)      $  523        $  469
Statutory net income (loss)(1)                                     (1,407)         555           514
Statutory capital and surplus                                       2,529        2,820         3,258


(1) An increase in statutory reserves for variable annuity guaranteed benefits contributed significantly to the loss in 2008, but was substantially offset by unrealized gains on derivatives which are not included in the statutory income statement, but recorded directly to surplus.

14. INCOME TAXES
RiverSource Life qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The components of income tax provision (benefit) were as follows:

                                                               ----------------------------------------
                                                                       YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                          $  42         $(30)         $  8
  State                                                                3           --            --
-------------------------------------------------------------------------------------------------------
Total current income tax                                              45          (30)            8
Deferred income tax
  Federal                                                           (236)          83           124
  State                                                                2           --            (3)
-------------------------------------------------------------------------------------------------------
Total deferred income tax                                           (234)          83           121
-------------------------------------------------------------------------------------------------------
Income tax provision (benefit)                                     $(189)        $ 53          $129
-------------------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    453

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                               ----------------------------------------
                                                                       YEARS ENDED DECEMBER 31,
                                                                   2008          2007          2006
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                          35.0%         35.0%        35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                           56.6         (10.9)        (6.8)
  State taxes, net of federal benefit                               (3.7)           --         (0.4)
  Low income housing credit                                         27.9          (7.0)        (6.9)
  Foreign tax credit, net of addback                                15.3          (2.3)        (0.7)
  Taxes applicable to prior years                                   29.2          (4.0)          --
  Other, net                                                        (0.2)           --          0.1
-------------------------------------------------------------------------------------------------------
Income tax provision                                               160.1%         10.8%        20.3%
-------------------------------------------------------------------------------------------------------


RiverSource Life's effective tax rate was 160.1% and 10.8% for the years ended December 31, 2008 and 2007, respectively. The increase in the effective tax rate is primarily due to a pretax loss in relation to a net tax benefit for 2008 compared to pretax income for 2007. RiverSource Life's effective tax rate for 2008 included a $39 million tax benefit related to changes in the status of current audits. RiverSource Life's effective tax rate for 2007 included a $7 million tax benefit related to the finalization of the prior year tax return.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of RiverSource Life's deferred income tax assets and liabilities are reflected in the following table:

                                                                       --------------------------
                                                                              DECEMBER 31,
(IN MILLIONS)                                                              2008          2007
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                  $1,744        $1,144
  Investment related                                                          --            61
  Net unrealized losses on Available-for Sale securities and
  derivatives                                                                399            87
  Net operating loss and tax credit carryforwards                            159           125
  Other                                                                       44            38
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           2,346         1,455
Deferred income tax liabilities:
  DAC                                                                      1,168         1,253
  Investment related                                                         398            --
  DSIC                                                                       181           179
  Other                                                                       --            14
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      1,747         1,446
-------------------------------------------------------------------------------------------------
Net deferred income tax assets                                            $  599        $    9
-------------------------------------------------------------------------------------------------


RiverSource Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in RiverSource Life's deferred tax assets is a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, a) future taxable income exclusive of reversing temporary differences and carryforwards, b) future reversals of existing taxable temporary differences, c) taxable income in prior carryback years, and d) tax planning strategies.

Additionally, RiverSource Life has net operating loss carryforwards of $15 million which expire on December 31, 2025 and 2026 as well as tax credit carryforwards of $124 million which expire December 31, 2025, 2026, 2027 and 2028. RiverSource Life also has $20 million of foreign tax credit carryforwards which expire on December 31, 2016 and 2017. Based on analysis of RiverSource Life's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2008 and 2007.


 454    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

Effective January 1, 2007, RiverSource Life adopted the provisions of FIN 48. The amount RiverSource Life recognized as a result of the implementation of FIN 48 was not material.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(IN MILLIONS)                                                                      2008
-------------------------------------------------------------------------------------------
Balance at December 31, 2007                                                       $  97
Additions based on tax positions related to the current year                        (165)
Additions for tax positions of prior years                                            38
Reductions for tax positions of prior years                                          (59)
-------------------------------------------------------------------------------------------
Balance at December 31, 2008                                                       $ (89)
-------------------------------------------------------------------------------------------


If recognized, approximately $30 million and $49 million, net of federal tax benefits, of the unrecognized tax benefits as of December 31, 2008 and 2007, respectively, would affect the effective tax rate.

RiverSource Life recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. RiverSource Life recognized a net reduction of $14 million in interest and penalties for the year ended December 31, 2008. RiverSource Life had a $15 million and a $1 million receivable for the payment of interest and penalties accrued at December 31, 2008 and 2007, respectively.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. However, there are a number of open audits and quantification of a range cannot be made at this time.

RiverSource Life or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, RiverSource Life is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS"), as part of the overall examination of the American Express Company consolidated return completed its field examination of the RiverSource Life's income tax returns for 1997 through 2002 during 2008. However, for federal income tax purposes, these years continue to remain open as a consequence of certain issues under appeal. The IRS continued its examination of 2003 through 2004 which is expected to be completed during 2009. In the fourth quarter of 2008, the IRS commenced an examination of RiverSource Life's U.S. income tax returns for 2005 through 2007. RiverSource Life or certain of its subsidiaries' state income tax returns are currently under examination by various jurisdictions for years ranging from 1998 through 2006.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that RiverSource Life receives. Management believes that it is likely that any such regulations would apply prospectively only.

As a result of the separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010.

The items comprising other comprehensive loss are presented net of the following income tax provision (benefit) amounts:

                                                               ----------------------------------------
                                                                       YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                           $(302)         $28          $(41)
Net unrealized derivative gains (losses)                               2           --            (1)
-------------------------------------------------------------------------------------------------------
Net income tax provision (benefit)                                 $(300)         $28          $(42)
-------------------------------------------------------------------------------------------------------




                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    455

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

15. DERIVATIVES AND HEDGING ACTIVITIES
Derivative instruments enable RiverSource Life to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life does not engage in any derivative instrument trading activities. The following table presents a summary of the notional amount and the current fair value of derivative instruments held at:

                                        ----------------------------------------------------------------------------------
                                                                           DECEMBER 31,
                                                          2008                                      2007
--------------------------------------------------------------------------------------------------------------------------
                                          NOTIONAL            FAIR VALUE            NOTIONAL            FAIR VALUE
(IN MILLIONS)                              AMOUNT         ASSET       LIABILITY      AMOUNT         ASSET       LIABILITY
--------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                        $11,445       $  853         $(250)       $  202         $  6          $ (3)
Swaptions                                    3,200           26            --           800            1            --
Purchased equity options                    16,572        1,512           (79)        6,485          416           (36)
Written equity options                       2,766           22          (255)           57           --            (1)
Total return swaps                           1,706           24           (60)           --           --            --
Equity futures purchased(1)                      1           --            --            70           --            --
Equity futures sold(1)                         599           --            --           202           --            --
--------------------------------------------------------------------------------------------------------------------------
    Total(2)                               $36,289       $2,437         $(644)       $7,816         $423          $(40)
--------------------------------------------------------------------------------------------------------------------------


 (1)Equity futures have no recorded value as they are cash settled daily.

 (2)The above table does not include certain embedded derivatives.

The following table presents a summary of the notional amount and fair value of derivative instruments based on the risk they hedge:

                                        ----------------------------------------------------------------------------------
                                                                           DECEMBER 31,
                                                          2008                                      2007
--------------------------------------------------------------------------------------------------------------------------
                                          NOTIONAL            FAIR VALUE            NOTIONAL            FAIR VALUE
(IN MILLIONS)                              AMOUNT         ASSET       LIABILITY      AMOUNT         ASSET       LIABILITY
--------------------------------------------------------------------------------------------------------------------------
Equity indexed annuities                   $   213       $    3         $  --        $  295         $ 43          $ (1)
GMWB and GMAB                               36,076        2,434          (644)        6,721          379           (39)
Other                                           --           --            --           800            1            --
--------------------------------------------------------------------------------------------------------------------------
Total                                      $36,289       $2,437         $(644)       $7,816         $423          $(40)
--------------------------------------------------------------------------------------------------------------------------


See Note 11 for additional information regarding RiverSource Life's fair value measurement of derivative instruments.

Cash Flow Hedges
RiverSource Life uses interest rate derivative products, primarily swaps and swaptions, to manage funding costs related to RiverSource Life's fixed annuity business. As of January 1, 2007, RiverSource Life removed the hedge designation from its swaptions used to hedge the risk of increasing interest rates on forecasted fixed premium product sales. The designation was removed due to the hedge relationship no longer being highly effective. Accordingly, all changes in fair value of the swaptions were recorded directly to earnings. As of December 31, 2008, all of these swaptions had expired. Amounts previously recorded in accumulated other comprehensive income (loss) are reclassified into earnings as the originally forecasted transactions occur.

The following is a summary of net unrealized derivatives gains (losses) related to cash flow hedging activity, net of tax:

(IN MILLIONS)                                                      2008          2007          2006
-------------------------------------------------------------------------------------------------------
Net unrealized derivatives losses at January 1                     $(40)         $(41)         $(40)
Holding losses, net of tax of nil, $1 and $2, respectively           (1)           --            (4)
Reclassification of realized gains, net of tax of $2, $1 and
$1, respectively                                                      3             1             3
-------------------------------------------------------------------------------------------------------
Net unrealized derivatives losses at December 31                   $(38)         $(40)         $(41)
-------------------------------------------------------------------------------------------------------


At December 31, 2008, RiverSource Life expects to reclassify $6 million of net pretax gains on derivative instruments from accumulated other comprehensive income (loss) to earnings during the next 12 months related to interest rate swaptions that will be recorded in net investment income.

If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) may be recognized into earnings over the period that the hedged item impacts earnings. As discussed above, RiverSource Life removed the hedge designation from its swaptions in 2007 and during 2008 and 2006 there were no other hedges that were terminated or the hedge designation removed. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately. No hedge relationships

 456    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Company

--------------------------------------------------------------------------------


were discontinued during the years ended December 31, 2008, 2007 and 2006 due to forecasted transactions no longer expected to occur according to the original hedge strategy.

Currently, the longest period of time over which RiverSource Life is hedging exposure to the variability in future cash flows is 10 years and relates to interest credited on forecasted fixed premium product sales. For the years ended December 31, 2008, 2007 and 2006, there were nil, $2 million and $4 million, respectively, in losses on derivative transactions or portions thereof that were ineffective as hedges, excluded from the assessment of hedge effectiveness or reclassified into earnings as a result of the discontinuance of cash flow hedges.

Derivatives Not Designated as Hedges
RiverSource Life holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of interest rate risk related to various RiverSource Life products.

Certain annuity products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the amount of expenses incurred by RiverSource Life related to equity indexed annuities products will positively or negatively impact earnings. As a means of economically hedging its obligations under the provisions of these products, RiverSource Life writes and purchases index options and occasionally enters into futures contracts. Additionally, certain annuity products contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of considerations received at the beginning of the contract period, after a specified holding period, respectively. RiverSource Life economically hedges the exposure related to GMWB and GMAB provisions using various equity futures, equity options, swaptions and interest rate swaps. The premium associated with certain of these options is paid semi-annually over the life of the option contract. As of December 31, 2008, the remaining payments RiverSource Life is scheduled to make for these options, net of amounts receivable on written deferred premium options, were $805 million through July 31, 2023.

Embedded Derivatives
The equity component of the equity indexed annuity product obligations is considered an embedded derivative. Additionally, certain annuities contain GMAB and non-life contingent GMWB provisions which are also considered embedded derivatives. The fair value of embedded derivatives for annuity related products is included in future policy benefits. The change in fair value of the equity indexed annuity embedded derivatives is reflected in interest credited to fixed accounts. The changes in fair values of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses. At December 31, 2008 and 2007, the total fair value of these embedded derivatives, excluding the host contract and a liability for life contingent GMWB benefits of $5 million and $2 million, respectively, was a net liability of $1.8 billion and $220 million, respectively.

Credit Risk
Credit risk associated with RiverSource Life's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, RiverSource Life may, from time to time, enter into master netting arrangements and collateral arrangements wherever practical. At December 31, 2008 and 2007, RiverSource Life accepted collateral consisting primarily of cash and securities of $1.8 billion and $243 million, respectively, from counterparties. In addition, as of December 31, 2008, RiverSource Life provided collateral consisting primarily of cash and securities of $432 million and $14 million, respectively, to counterparties. As of December 31, 2008, RiverSource Life's maximum credit exposure to derivative transactions after considering netting arrangements with counterparties and collateral arrangements was approximately $83 million.

16. COMMITMENTS AND CONTINGENCIES
At December 31, 2008 and 2007, RiverSource Life had no material commitments to purchase investments other than mortgage loan fundings. See Note 4 for additional information.

RiverSource Life's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2008, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life's profitability would be negatively affected.

The Securities and Exchange Commission, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.


                                    RIVERSOURCE VARIABLE ANNUITY ACCOUNT    457

RiverSource Life Insurance Company

--------------------------------------------------------------------------------

RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.


 458    RIVERSOURCE VARIABLE ANNUITY ACCOUNT

S-6318 G (5/09)

PART C.

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements included in Part B of this Registration
          Statement:

          RiverSource Variable Annuity Account

               Report of Independent Registered Public Accounting Firm dated April 24, 2009

               Statements of Assets and Liabilities for the year ended Dec. 31, 2008

               Statements of Operations for the year ended Dec. 31, 2008

               Statements of Changes in Net Assets for the two years ended Dec. 31, 2008

               Notes to Financial Statements

          RiverSource Life Insurance Company

               Report of Independent Registered Public Accounting Firm dated March 2, 2009

               Consolidated Balance Sheets as of Dec. 31, 2008 and 2007

               Consolidated Statements of Income for the years ended Dec. 31, 2008, 2007 and 2006

               Consolidated Statements of Cash Flows for the years ended Dec. 31, 2008, 2007 and 2006

               Consolidated Statements of Shareholder's Equity for the three years ended Dec. 31, 2008, 2007 and 2006

               Notes to Consolidated Financial Statements

     (b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as
     Exhibit 1 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration

     Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 subaccounts dated Sept. 8, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

1.7 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

1.8 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit 1.3 to Registrant's Post - Effective Amendment No. 2 to Registation Statement No. 333 - 74865, filed on or about April 28, 2000, is incorporated by reference.

1.10 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 additional subaccount within the separate account dated April 25, 2000, filed electronically as Exhibit 1.4 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 subaccounts dated April 17, 2002, filed electronically as Exhibit 1.14 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, filed on or about April 25, 2002 is incorporated by reference.

1.15 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, filed electronically as Exhibit 1.15 to the American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-92297, is incorporated by reference.

1.16 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 339 subaccounts dated December 16, 2002, filed electronically as Exhibit 1.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-73958, filed on or about December 20, 2002, is incorporated by reference.

1.17 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated April 1, 2003 filed electronically as Exhibit 1.17 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-85567 on or about April 24, 2003 is incorporated by reference.

1.18 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 183 subaccounts dated October 29, 2003 filed electronically as Exhibit 1.18 to Registrant's Post-Effective Amendment No. 15 to Registration Statement No. 333-92297 filed on or about October 30, 2003 is incorporated by reference.

1.19 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 973 subaccounts dated April 26, 2004 filed electronically as Exhibit 1.19 to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-74865 filed on or about April 27, 2004 is incorporated by reference.

1.20 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing an additional subaccount within the separate account that will invest in RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund dated April 24, 2006 filed electronically as
     Exhibit 1.20 to Registrant's Post-Effective Amendment No. 14 to Registration Statement No. 333-74865, filed on or about April 28, 2006, is incorporated by reference.

1.21 Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6)
     to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is herein incorporated by reference.

2.   Not applicable.

3.1 Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance, filed as Exhibit
     3.2 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

3.2  Not applicable.

4.1  Form of Deferred Annuity Contract (form 43431) filed electronically as
     Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.2  Form of Roth IRA Endorsement (form 43094) filed electronically as Exhibit
     4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.3  Form of SEP-IRA Endorsement (form 43433) filed electronically as Exhibit
     4.3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.4 Form of TSA Endorsement (form 43413) filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about July 8, 1999, is incorporated by reference.

4.5  Form of Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit
     Base) (form 240186), filed electronically as Exhibit 4.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 3 to Registration Statement No. 333-85567 on form N-4, filed on or about Feb. 11, 2000, is incorporated by reference.

4.6 Form of 5% Accumulation Death Benefit Rider (form 240183), filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 8, 1999, is incorporated by reference.

4.7  Form of 8% Performance Credit Rider (form 240187), filed electronically as
     Exhibit 4.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 on form N-4, filed on or about Dec. 30, 1999, is incorporated by reference.

4.8 Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.9  Form of Roth IRA Endorsement (form 272109) filed electronically as Exhibit
     4.12 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.10 Form of Variable Annuity Unisex Endorsement (form 272110) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.11 Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed electronically as Exhibit 4.11 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.12 Form of 5% Accumulation Death Benefit Rider (form 272870) filed electronically as Exhibit 4.12 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.13 Form of Enhanced Death Benefit Rider (form 272871) filed electronically as
     Exhibit 4.13 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.14 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base)(form 272872) filed electronically as Exhibit 4.14 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.15 Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit
     Base)(form 272873) filed electronically as Exhibit 4.15 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.16 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base)(form 272874) filed electronically as Exhibit 4.16 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.17 Form of Guaranteed Minimum Withdrawal Benefit Rider (The Guarantor(SM) Withdrawal Benefit Rider)(form 272875-E) filed electronically as Exhibit
     4.17 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.18 Form of Deferred Variable Annuity Contract (form 272876 DPSIG) filed electronically as Exhibit 4.18 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about February 2, 2004 is incorporated by reference.

4.19 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 273567-E) filed as Exhibit 4.22 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.20 Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568) filed electronically as Exhibit 4.23 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.21 Form of Annuity Endorsement (form 273566) filed electronically as Exhibit
     4.24 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.22 Form of Guaranteed Minimum Lifetime Withdrawal Benefit Rider (Guarantor Withdrawal Benefit for Life(SM) Rider) (Form 273959) filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865, filed on or about April 28, 2006, is incorporated by reference.

4.23 Form of Guarantor(SM) Withdrawal Benefit (form 273567-E) filed as Exhibit
     4.26 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 on or about August 25, 2006 is incorporated by reference.

4.24 Form of Guarantor(SM) Withdrawal Benefit (form 272875-E) filed as Exhibit
     4.27 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 on or about August 25, 2006 is incorporated by reference.

4.25 Form of MVA Endorsement (form 44182) filed as Exhibit 4.25 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.26 Form of Withdrawal Charges Endorsement (form 44189) filed as Exhibit 4.26 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.27 Form of Age Endorsement (form 240496) filed as Exhibit 4.27 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.28 Form of Benefit Protector(SM) Death Benefit Rider (form 271155) filed electronically as Exhibit 4.15 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567 on or about March 1, 2001 is incorporated by reference.

4.29 Form of Benefit Protector Plus Death Benefit Rider (form 271156) filed electronically as Exhibit 4.16 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567 on or about March 1, 2001 is incorporated by reference.

4.30 Form of TSA Plan Endorsement - RVSL (form 272865) filed as Exhibit 4.30 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.31 Form of TSA Plan Endorsement - AEL (form 272865) filed as Exhibit 4.31 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.32 Form of 401 Plan Endorsement - RVSL (form 272866) filed as Exhibit 4.32 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.33 Form of 401 Plan Endorsement - AEL (form 272866) filed as Exhibit 4.33 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.34 Form of Unisex Endorsement (form 272867) filed as Exhibit 4.34 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.35 Form of Fixed and Variable Annuity Contract (form 272876) filed as Exhibit
     4.35 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.36 Form of Pre-election endorsement (form 273566) filed electronically as
     Exhibit 4.24 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 on or about Jan. 28, 2005 is incorporated by reference.

4.37 Form of Fixed and Variable Annuity Contract - RVSL (form 273954) filed as
     Exhibit 4.37 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.38 Form of Fixed and Variable Annuity Contract - AEL (form 273954) filed as
     Exhibit 4.38 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.39 Form of Contract Data Pages - AEL (form 273954 DPSIG) filed as Exhibit 4.39 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.40 Form of MAV GMIB Rider - RVSL (form 273961) filed as Exhibit 4.40 to

     RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.41 Form of MAV GMIB Rider - AEL (form 273961) filed as Exhibit 4.41 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.42 Form of 5% GMIB Rider - RVSL (form 273962) filed as Exhibit 4.42 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.43 Form of 5% GMIB Rider - AEL (form 273962) filed as Exhibit 4.43 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.44 Form of Greater of MAV or 5% GMIB Rider - RVSL (form 273963) filed as
     Exhibit 4.44 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.45 Form of Greater of MAV or 5% GMIB Rider - AEL (form 273963) filed as
     Exhibit 4.45 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.46 Form of Unisex Endorsement - RVSL (form 273964) filed as Exhibit 4.46 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.47 Form of Unisex Endorsement - AEL (form 273964) filed as Exhibit 4.47 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.48 Form of 5% Death Benefit Rider - RVSL (form 273965) filed as Exhibit 4.48 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.49 Form of 5% Death Benefit Rider - AEL (form 273965) filed as Exhibit 4.49 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.50 Form of Greater of MAV or 5% Death Benefit Rider - RVSL (form 273966) filed as Exhibit 4.50 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.51 Form of Greater of MAV or 5% Death Benefit Rider - AEL (form 273966) filed as Exhibit 4.51 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3,

     2007, is incorporated herein by reference.

4.52 Form of Contract Data Pages - RVSL (form 273954 DPSIG) filed as Exhibit
     4.52 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

4.53 Form of Guaranteed Minimum Withdrawal Benefit Joint Life Rider (form 273959-jt) filed as Exhibit 4.52 to Registrant's Post-Effective Amendment No. 1 under Registration Statement 333-139763 on or about February 23, 2007, is incorporated herein by reference.

4.54 Form of Guaranteed Minimum Withdrawal Benefit Single Life Rider (form 273959-SG) filed electronically as Exhibit 4.51 to Registrant's Post-Effective Amendment No. 1 under Registration Statement 333-139763 on or about February 23, 2007, is incorporated herein by reference.

5.   Form of Variable Annuity Application (form 43432) filed electronically as
     Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

5.2 Form of Application (form 270234) filed as Exhibit 5.2 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.3 Form of Application (form 271843) filed as Exhibit 5.3 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.4 Form of Application (form 272878)filed as Exhibit 5.4 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.5 Form of Application (form 273630) filed as Exhibit 5.5 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.6 Form of Application - RVSL (form 273967) filed as Exhibit 5.6 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

5.7 Form of Application - AEL (form 273967) filed as Exhibit 5.7 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007, is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to IDS Life Variable Account 10's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.3 Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.   Not applicable.

8.1 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and American Enterprise Life Insurance Company, dated Jan. 1, 2007, filed electronically as Exhibit 8.9 to RiverSource Variable Life Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-139762 filed on or about April 24, 2007, is incorporated by reference.

8.2 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.2 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.3 Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed herewith as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.4 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.5 Copy of Fund Participation Agreement dated June 5, 2007, by and among Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation and RiverSource Life Insurance Company filed electronically as Exhibit 8.5 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.6 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Company filed electronically as
     Exhibit 8.6 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.7 Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.8 Copy of Participation Agreement by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc., Lazard Asset Management Securities, LLC, and Lazard Retirement Series, Inc., dated Jan. 1, 2007, filed electronically Exhibit 8.7 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-139762 on or about April 24, 2007 is incorporated by reference.

8.9 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006 filed electronically as Exhibit 8.9 to Registration Statement No. 8.9 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-139760 on or about Apr.24, 2007 is incorporated by reference.

8.10 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11 Copy of Participation Agreement by and among RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. andColumbia Mangement Distributors, Inc., dated April 2, 2007 filed electronically as Exhibit 8.11 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

8.12 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.13 Copy of Fund Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.14 Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, between American Enterprise Life Insurance Company and J.P. Morgan Series Trust II filed as Exhibit 8.14 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007 is incorporated herein by reference.

8.15 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company IDS Life Insurance Company of New York and American Financial Services, Inc. (formerly American Express Financial Advisors, Inc.) dated as of August 1, 2005 filed as Exhibit 8.15 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865, filed on or about April 28, 2006, is incorporated by reference.

8.16 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.17 Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed as Exhibit 8.17 to RiverSource Variable Annuity Account's Initial Registration Statement No. 333-139760 on or about Jan. 3, 2007 is incorporated herein by reference.

8.18 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

8.19 Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.20 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.21 Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.21 to

     Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 filed on or about April 24, 2008, is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.1 Consent of Independent Registered Public Accounting Firm for the RiverSource(R) Signature Select Variable Annuity is filed electronically herewith.

10.1 Consent of Independent Registered Public Accounting Firm for the RiverSource(R) Signature Variable Annuity is filed electronically herewith.

11.  None.

12.  Not applicable.

13. Power of Attorney to sign Amendment to this Registration Statement, dated Oct.22, 2008 is filed electronically herewith.

(MODULE)
(NAME) IDSL25
(CIK) 0000353965
(CCC) *rp5xqss
 (/MODULE)

(MODULE)
(NAME) N4ITEM26
(CIK) 0000926266
(CCC) $3daimgs
(/MODULE)

Item 27. Number of Contract owners

     As of March 31, 2009 there were 30,115 nonqualified contracts and 37,650 qualified contracts of contract holders.

Item 28. Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

There are agreements in place under which the underwriter and affiliated persons of the depositor or registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the depositor or registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liability arising under the Securities Act of

1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(MODULE)
(NAME) IDSLUW-N4ITEM29
(CIK) 0000353965
(CCC) *rp5xqss
(/MODULE)

Item 29(c)

RiverSource Distributors, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

                   NET UNDERWRITING
NAME OF PRINCIPAL    DISCOUNTS AND   COMPENSATION ON   BROKERAGE
UNDERWRITER           COMMISSIONS       REDEMPTION    COMMISSIONS  COMPENSATION
-----------------  ----------------  ---------------  -----------  ------------
RiverSource
   Distributors,
   Inc.              $383,542,107          None           None         None

Item 30. Location of Accounts and Records

         RiverSource Life Insurance Company
         829 Ameriprise Financial Center
         Minneapolis, MN  55402

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the address or phone number listed in the prospectus.

         (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub.

              avail. Nov. 28, 1998). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

         (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 24th day of April, 2009.

                                        RIVERSOURCE VARIABLE ANNUITY ACCOUNT
                                                    (Registrant)

                                        By RiverSource Life Insurance Company
                                                    (Sponsor)


                                        By /s/ Timothy V. Bechtold*
                                           -------------------------------------
                                           Timothy V. Bechtold
                                           President

As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 24th day of April, 2009.

Signature                                                Title
---------                               ----------------------------------------


/s/ Gumer C. Alvero*                    Director and Executive Vice President -
-------------------------------------   Annuities
Gumer C. Alvero


/s/ Timothy V. Bechtold*                Director and President
-------------------------------------
Timothy V. Bechtold


/s/ Richard N. Bush*                    Senior Vice President -- Corporate Tax
-------------------------------------
Richard N. Bush


/s/ Brian J. McGrane*                   Director, Executive Vice President and
-------------------------------------   Chief Financial Officer
Brian J. McGrane


/s/ Kevin E. Palmer*                    Director, Vice President and Chief
-------------------------------------   Actuary
Kevin E. Palmer


/s/ Bridget M. Sperl*                   Executive Vice President -
-------------------------------------   Client Services
Bridget M. Sperl


/s/ David K. Stewart*                   Vice President and Controller
-------------------------------------
David K. Stewart



/s/ William F. "Ted" Truscott*          Director
-------------------------------------
William F. "Ted" Truscott


/s/ John R. Woerner*                    Director
-------------------------------------
John R. Woerner

* Signed pursuant to Power of Attorney dated Oct. 22, 2008 filed as Exhibit 13.electronically herewith, by:


/s/ Dixie Carroll
-------------------------------------
Dixie Caroll
Assistant General Counsel
and Assistant Secretary

               CONTENTS OF REGISTRATION STATEMENT AMENDMENT NO. 5
                    TO REGISTRATION STATEMENT No. 333-139760

This Registration Statement Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

The prospectuses for:

          RiverSource(R) Signature Select Variable Annuity
          RiverSource(R) Signature Variable Annuity

Part B.

     Combined Statement of Additional Information and Financial Statements for:

          RiverSource Variable Annuity Account

Part C.

     Other Information.

     The signatures.

     Exhibits.

                                  EXHIBIT INDEX

9.   Opinion of Counsel and Consent

10.1 Consent of Independent Registered Public Accounting Firm for RiverSource(R) Signature Select Variable Annuity.

10.2 Consent of Independent Registered Public Accounting Firm for RiverSource(R) Signature Variable Annuity.

13.  Power of Attorney dated Oct. 22, 2008.